UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08090

Lincoln Variable Insurance Products Trust
(Exact name of registrant as specified in charter)

1300 South Clinton Street
Fort Wayne, Indiana 46802
(Address of principal executive offices) (Zip code)

Ronald A. Holinsky, Esq.
Lincoln Financial Group
150 North Radnor Chester Road
Radnor, Pennsylvania 19087
(Name and address of agent for service)

Copies of all communications to:

Robert A. Robertson, Esq.

Dechert LLP

2010 Main Street

Suite 500

Irvine, CA 92614

Registrant’s telephone number, including area code:    (260) 455-3404

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

LVIP American Balanced Allocation Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–3.00%
Fixed Income Fund–3.00%
✢American Funds Insurance Series®– Mortgage Bond Fund	2,397,369	$25,531,983

Total Affiliated Investment (Cost $24,565,891)		25,531,983

UNAFFILIATED INVESTMENTS–97.06%
Asset Allocation Fund–18.06%
²American Funds®– Capital Income Builder	2,573,869	153,994,605

		153,994,605

Equity Funds–26.74%
²American Funds®–
AMCAP Fund	1,449,250	42,202,162
American Mutual Fund	1,753,619	67,216,227
✢American Funds Insurance Series®–
Blue Chip Income & Growth Fund	3,578,035	50,486,075
Growth Fund	464,522	34,146,993
Growth-Income Fund	714,753	33,864,982

		227,916,439

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
Fixed Income Funds–30.93%
✢American Funds Insurance Series®–
Bond Fund	22,595,803	$246,746,164
High-Income Bond Fund	1,614,971	16,924,898

		263,671,062

International Equity Funds–19.32%
✢American Funds Insurance Series®–
Global Growth & Income Fund	1,235,630	17,261,752
Global Growth Fund	656,114	17,314,844
Global Small Capitalization Fund	1,577,934	34,477,866
International Fund	3,764,944	69,576,161
New World Fund	1,207,729	26,086,949

		164,717,572

International Fixed Income Fund–2.01%
✢American Funds Insurance Series®– Global Bond Fund	1,492,056	17,128,807

		17,128,807

Total Unaffiliated Investments (Cost $746,643,125)		827,428,485

TOTAL VALUE OF SECURITIES–100.06% (Cost $771,209,016)	852,960,468
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(469,350)

NET ASSETS APPLICABLE TO 68,807,558 SHARES OUTSTANDING–100.00%	$852,491,118

²	Class R-6 shares.
✢	Class 1 shares.

See accompanying notes.

LVIP American Balanced Allocation Fund–1

LVIP American Balanced Allocation Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Balanced Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a substantial portion of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$771,209,016

Aggregate unrealized appreciation	$83,251,191
Aggregate unrealized depreciation	(1,499,739)

Net unrealized appreciation	$81,751,452

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:

Assets:
Affiliated Investment	$25,531,983
Unaffiliated Investments	827,428,485

Total Investments	$852,960,468

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP American Balanced Allocation Fund–2

LVIP American Balanced Allocation Fund

Notes (continued)

3. Transactions With Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Funds held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/17	Dividends	Capital Gain Distributions
American Funds Insurance Series® - Mortgage Bond Fund	$24,794,514	$1,257,750	$741,279	$(12,436)	$233,434	$25,531,983	$—	$—

4. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP American Balanced Allocation Fund–3

LVIP American Income Allocation Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–100.09%
Asset Allocation Fund–17.10%
²American Funds®– Capital Income Builder	572,471	$34,250,913

		34,250,913

Equity Funds–19.84%
²American Funds®–
AMCAP Fund	273,092	7,952,451
American Mutual Fund	361,426	13,853,462
✢American Funds Insurance Series®–
Blue Chip Income & Growth Fund	561,891	7,928,283
Growth Fund	82,057	6,032,022
Growth-Income Fund	84,177	3,988,325

		39,754,543

Fixed Income Funds–54.00%
²American Funds®– Intermediate Bond Fund of America	298,250	3,993,571
✢American Funds Insurance Series®–
Bond Fund	7,890,381	86,162,965
High-Income Bond Fund	570,566	5,979,531
Mortgage Bond Fund	752,797	8,017,291
U.S. Government/AAA-Rated Securities Fund	329,464	4,009,575

		108,162,933

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–7.14%
✢American Funds Insurance Series®–
Global Small Capitalization Fund	185,792	$4,059,544
International Fund	332,427	6,143,251
New World Fund	189,576	4,094,846

		14,297,641

International Fixed Income Fund–2.01%
✢American Funds Insurance Series®– Global Bond Fund	351,355	4,033,557

		4,033,557

Money Market Fund–0.00%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	4,567	4,567

		4,567

Total Investment Companies (Cost $188,289,481)		200,504,154

TOTAL VALUE OF SECURITIES–100.09% (Cost $188,289,481)	200,504,154
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.09%)	(189,478)

NET ASSETS APPLICABLE TO 17,506,502 SHARES OUTSTANDING–100.00%	$200,314,676

²	Class R-6 shares.
✢	Class 1 shares.

See accompanying notes.

LVIP American Income Allocation Fund–1

LVIP American Income Allocation Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Income Allocation Fund (the “Fund” ) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a substantial portion of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$188,289,481

Aggregate unrealized appreciation	$12,641,762
Aggregate unrealized depreciation	(427,089)

Net unrealized appreciation	$12,214,673

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:

Assets:
Investment Companies	$200,504,154

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP American Income Allocation Fund–2

LVIP American Income Allocation Fund

Notes (continued)

3. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP American Income Allocation Fund–3

LVIP American Growth Allocation Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–2.99%
Fixed Income Fund–2.99%
✢American Funds Insurance Series®– Mortgage Bond Fund	2,382,783	$25,376,643

Total Affiliated Investment (Cost $24,753,098)		25,376,643

UNAFFILIATED INVESTMENTS–97.11%
Asset Allocation Fund–15.03%
²American Funds®– Capital Income Builder	2,131,872	127,549,911

		127,549,911

Equity Funds–29.65%
²American Funds®–
AMCAP Fund	1,440,408	41,944,685
American Mutual Fund	1,960,792	75,157,150
✢American Funds Insurance Series®–
Blue Chip Income & Growth Fund	4,148,915	58,541,186
Growth Fund	346,258	25,453,461
Growth-Income Fund	1,065,589	50,487,621

		251,584,103

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
Fixed Income Funds–22.91%
✢American Funds Insurance Series®–
Bond Fund	16,262,833	$177,590,132
High-Income Bond Fund	1,605,076	16,821,198

		194,411,330

International Equity Funds–29.46%
²American Funds®– EuroPacific Growth Fund	351,802	17,329,743
✢American Funds Insurance Series®–
Global Growth & Income Fund	1,842,192	25,735,429
Global Growth Fund	978,203	25,814,786
Global Small Capitalization Fund	1,960,452	42,835,866
International Fund	5,613,440	103,736,378
New World Fund	1,600,624	34,573,472

		250,025,674

Money Market Fund–0.06%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	475,214	475,214

		475,214

Total Unaffiliated Investments (Cost $731,735,998)		824,046,232

TOTAL VALUE OF SECURITIES–100.10% (Cost $756,489,096)	849,422,875
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.10%)	(807,340)

NET ASSETS APPLICABLE TO 66,086,994 SHARES OUTSTANDING–100.00%	$848,615,535

²	Class R-6 shares.
✢	Class 1 shares.

See accompanying notes.

LVIP American Growth Allocation Fund–1

LVIP American Growth Allocation Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Growth Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a substantial portion of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$756,489,096

Aggregate unrealized appreciation	$93,576,263
Aggregate unrealized depreciation	(642,484)

Net unrealized appreciation	$92,933,779

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:

Assets:
Affiliated Investment	$25,376,643
Unaffiliated Investments	824,046,232

Total Investments	$849,422,875

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP American Growth Allocation Fund–2

LVIP American Growth Allocation Fund

Notes (continued)

3. Transactions With Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/17	Dividends	Capital Gain Distributions
American Funds Insurance Series® - Mortgage Bond Fund	$24,966,580	$1,215,690	$1,026,222	$(15,872)	$236,467	$25,376,643	$—	$—

4. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP American Growth Allocation Fund–3

LVIP American Century Select Mid Cap Managed Volatility Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–92.89%
Equity Funds–92.89%
*American Century VP–
Capital Appreciation Fund	4,235,519	$60,356,149
Mid Cap Value Fund	11,325,292	241,002,207

Total Affiliated Investments (Cost $276,763,741)		301,358,356

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT–6.76%
Money Market Fund–6.76%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	21,909,425	$21,909,425

Total Unaffiliated Investment (Cost $21,909,425)		21,909,425

TOTAL VALUE OF SECURITIES–99.65% (Cost $298,673,166)	323,267,781
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.35%	1,147,747

NET ASSETS APPLICABLE TO 25,120,251 SHARES OUTSTANDING–100.00%	$324,415,528

*	Class I shares.

«	Includes $756,994 cash collateral and $66,751 foreign currencies collateral held at broker for futures contracts as of March 31, 2017.

The following futures contracts were outstanding at March 31, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
Currency Contracts:
3	British Pound	$228,711	$235,425	6/20/17	$6,714
3	Euro	397,303	402,075	6/20/17	4,772
3	Japanese Yen	328,752	337,931	6/20/17	9,179

					20,665

Equity Contracts:
20	E-mini Russell 2000 Index	1,367,289	1,384,400	6/19/17	17,111
78	E-mini S&P 500 Index	9,226,081	9,200,880	6/17/17	(25,201)
48	E-mini S&P MidCap 400 Index	8,217,714	8,247,360	6/19/17	29,646
12	Euro STOXX 50 Index	427,228	438,582	6/19/17	11,354
3	FTSE 100 Index	273,083	273,464	6/19/17	381
2	Nikkei 225 Index (OSE)	346,966	339,711	6/9/17	(7,255)

					26,036

Total					$46,701

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes.

LVIP American Century Select Mid Cap Managed Volatility Fund–1

LVIP American Century Select Mid Cap Managed Volatility Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Century Select Mid Cap Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all its assets in other open-end investment companies, primarily the American Century VP Mid Cap Value Fund (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$298,673,166

Aggregate unrealized appreciation	$24,594,615
Aggregate unrealized depreciation	—

Net unrealized appreciation	$24,594,615

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:

Assets:
Affiliated Investments	$301,358,356
Unaffiliated Investment	21,909,425

Total Investments	$323,267,781

Derivatives:

Assets:
Futures Contracts	$79,157

Liabilities:
Futures Contracts	$(32,456)

There were no Level 3 investments at the beginning or end of the period.

LVIP American Century Select Mid Cap Managed Volatility Fund–2

LVIP American Century Select Mid Cap Managed Volatility Fund

Notes (continued)

2. Investments (continued)

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2017 were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/17	Dividends	Capital Gain Distributions
American Century VP Capital Appreciation Fund	$47,857,957	$12,567,184	$762,403	$(5,808)	$699,219	$60,356,149	$—	$2,913,464
American Century VP Mid Cap Value	193,306,676	46,905,764	111,728	(3,422)	904,917	241,002,207	1,110,180	4,783,586

Total	$241,164,633	$59,472,948	$874,131	$(9,230)	$1,604,136	$301,358,356	$1,110,180	$7,697,050

4. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP American Century Select Mid Cap Managed Volatility Fund–3

LVIP American Global Growth Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.06%
International Equity Fund–100.06%
American Funds Insurance Series®– Global Growth Fund Class 1	5,259,406	$138,795,686

Total Investment Company (Cost $124,149,020)		138,795,686

TOTAL VALUE OF SECURITIES–100.06% (Cost $124,149,020)		138,795,686
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)		(78,989)

NET ASSETS APPLICABLE TO 8,058,090 SHARES OUTSTANDING–100.00%		$138,716,697

See accompanying notes.

LVIP American Global Growth Fund–1

LVIP American Global Growth Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Global Growth Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in Class 1 shares of the Global Growth Fund, a series of the American Funds Insurance Series® (the “Underlying Fund”). The Fund values an Underlying Fund that is an open-end fund at its published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Fund’s NAV, see the Underlying Fund’s prospectus and statement of additional information. Financial statements for the Underlying Fund can be found at www.sec.gov.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$124,149,020

Aggregate unrealized appreciation	14,646,666
Aggregate unrealized depreciation	—

Net unrealized appreciation	$14,646,666

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:

Assets:
Investment Company	$138,795,686

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP American Global Growth Fund–2

LVIP American Global Small Capitalization Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.07%
International Equity Fund–100.07%
American Funds Insurance Series®– Global Small Capitalization Fund Class 1	3,181,016	$69,505,205

Total Investment Company (Cost $61,551,527)		69,505,205

TOTAL VALUE OF SECURITIES–100.07% (Cost $61,551,527)		69,505,205
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)		(47,063)

NET ASSETS APPLICABLE TO 4,431,999 SHARES OUTSTANDING–100.00%		$69,458,142

See accompanying notes.

LVIP American Global Small Capitalization Fund–1

LVIP American Global Small Capitalization Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Global Small Capitalization Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in Class 1 shares of the Global Small Capitalization Fund, a series of the American Funds Insurance Series® (the “Underlying Fund”). The Fund values an Underlying Fund that is an open-end fund at its published net asset value (“NAV”) computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Fund’s NAV, see the Underlying Fund’s prospectus and statement of additional information. Financial statements for the Underlying Fund can be found at www.sec.gov.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$61,551,527

Aggregate unrealized appreciation	$7,953,678
Aggregate unrealized depreciation	—

Net unrealized appreciation	$7,953,678

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:

Assets:
Investment Company	$69,505,205

LVIP American Global Small Capitalization Fund–2

LVIP American Global Small Capitalization Fund

Notes (continued)

2. Investments (continued)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP American Global Small Capitalization Fund–3

LVIP American Growth Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.05%
Equity Fund–100.05%
American Funds Insurance Series® – Growth Fund Class 1	5,611,694	$412,514,492

Total Investment Company (Cost $333,902,750)		412,514,492

TOTAL VALUE OF SECURITIES–100.05% (Cost $333,902,750)		412,514,492
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)		(225,483)

NET ASSETS APPLICABLE TO 21,838,185 SHARES OUTSTANDING–100.00%		$412,289,009

See accompanying notes.

LVIP American Growth Fund–1

LVIP American Growth Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Growth Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series® (the “Underlying Fund”). The Fund values an Underlying Fund that is an open-end fund at its published net asset value (“NAV”) computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Fund’s NAV, see the Underlying Fund’s prospectus and statement of additional information. Financial statements for the Underlying Fund can be found at www.sec.gov.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$333,902,750

Aggregate unrealized appreciation	$78,611,742
Aggregate unrealized depreciation	—

Net unrealized appreciation	$78,611,742

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:

Assets:
Investment Company	$412,514,492

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP American Growth Fund–2

LVIP American Growth-Income Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.05%
Equity Fund–100.05%
American Funds Insurance Series® – Growth-Income Fund Class 1	7,399,193	$350,572,964

Total Investment Company (Cost $287,083,304)		350,572,964

TOTAL VALUE OF SECURITIES–100.05% (Cost $287,083,304)		350,572,964
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)		(178,771)

NET ASSETS APPLICABLE TO 18,085,178 SHARES OUTSTANDING–100.00%		$350,394,193

See accompanying notes.

LVIP American Growth-Income Fund–1

LVIP American Growth-Income Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Growth-Income Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds Insurance Series® (the “Underlying Fund”). The Fund values an Underlying Fund that is an open-end fund at its published net asset value (“NAV”) computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Fund’s NAV, see the Underlying Fund’s prospectus and statement of additional information. Financial statements for the Underlying Fund can be found at www.sec.gov.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$287,083,304

Aggregate unrealized appreciation	$63,489,660
Aggregate unrealized depreciation	—

Net unrealized appreciation	$63,489,660

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:

Assets:
Investment Company	$350,572,964

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP American Growth-Income Fund–2

LVIP American International Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.06%
International Equity Fund–100.06%
American Funds Insurance Series® – International Fund Class 1	8,396,560	$155,168,242

Total Investment Company (Cost $140,523,859)		155,168,242

TOTAL VALUE OF SECURITIES–100.06% (Cost $140,523,859)		155,168,242
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)		(87,641)

NET ASSETS APPLICABLE TO 11,188,476 SHARES OUTSTANDING–100.00%		$155,080,601

See accompanying notes.

LVIP American International Fund–1

LVIP American International Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American International Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in Class 1 shares of the International Fund, a series of the American Funds Insurance Series® (the “Underlying Fund”). The Fund values an Underlying Fund that is an open-end fund at its published net asset value (“NAV”) computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Fund’s NAV, see the Underlying Fund’s prospectus and statement of additional information. Financial statements for the Underlying Fund can be found at www.sec.gov.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$140,523,859

Aggregate unrealized appreciation	$14,644,383
Aggregate unrealized depreciation	—

Net unrealized appreciation	$14,644,383

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:

Assets:
Investment Company	$155,168,242

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP American International Fund–2

LVIP American Global Balanced Allocation Managed Risk Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–36.67%
Fixed Income Funds–36.67%
✢American Funds Insurance Series®–
Bond Fund	58,409,018	$637,826,480
Mortgage Bond Fund	7,047,766	75,058,713

Total Affiliated Investments (Cost $718,207,448)		712,885,193

UNAFFILIATED INVESTMENTS–63.41%
Asset Allocation Fund–17.47%
²American Funds®– Capital Income Builder	5,675,127	339,542,862

		339,542,862

Equity Funds–21.99%
²American Funds® –
AMCAP Fund	5,112,806	148,884,898
American Mutual Fund	5,316,575	203,784,310
✢American Funds Insurance Series®– Growth-Income Fund	1,575,984	74,670,118

		427,339,326

Fixed Income Funds–5.77%
²American Funds® – Intermediate Bond Fund of America	1,396,069	18,693,363
✢American Funds Insurance Series®–
High-Income Bond Fund	5,340,908	55,972,721
U.S. Government/AAA-Rated Securities Fund	3,084,485	37,538,182

		112,204,266

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
International Equity Funds–12.77%
²American Funds®–
EuroPacific Growth Fund	1,560,780	$76,884,034
New Perspective Fund	1,470,611	56,942,040
✢American Funds Insurance Series®–
Global Growth & Income Fund	1,362,214	19,030,135
Global Small Capitalization Fund	2,609,339	57,014,068
New World Fund	1,775,242	38,345,219

		248,215,496

International Fixed Income Fund–1.94%
✢American Funds Insurance Series®– Global Bond Fund	3,289,702	37,765,773

		37,765,773

Money Market Fund–3.47%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	67,439,515	67,439,515

		67,439,515

Total Unaffiliated Investments (Cost $1,119,075,804)		1,232,507,238

TOTAL VALUE OF SECURITIES–100.08% (Cost $1,837,283,252)	1,945,392,431
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(1,533,074)

NET ASSETS APPLICABLE TO 174,317,563 SHARES OUTSTANDING–100.00%	$1,943,859,357

²	Class R-6 shares.
✢	Class 1 shares.

See accompanying notes.

LVIP American Global Balanced Allocation Managed Risk Fund–1

LVIP American Global Balanced Allocation Managed Risk Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)– LVIP American Global Balanced Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,837,283,252

Aggregate unrealized appreciation	$115,307,609
Aggregate unrealized depreciation	(7,198,430)

Net unrealized appreciation	$108,109,179

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:

Assets:
Affiliated Investments	$712,885,193
Unaffiliated Investments	1,232,507,238

Total Investments	$1,945,392,431

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occured.

LVIP American Global Balanced Allocation Managed Risk Fund–2

LVIP American Global Balanced Allocation Managed Risk Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Unrealized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/17	Dividends	Capital Gain Distributions
American Funds Insurance Series® - Bond Fund	$639,157,709	$16,905,818	$25,384,629	$(1,021,261)	$8,168,843	$637,826,480	$—	$—
American Funds Insurance Series® - Mortgage Bond Fund	75,107,944	2,285,265	2,986,427	(30,211)	682,142	75,058,713	—	—

Total	$714,265,653	$19,191,083	$28,371,056	$(1,051,472)	$8,850,985	$712,885,193	$—	$—

4. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP American Global Balanced Allocation Managed Risk Fund–3

LVIP American Global Growth Allocation Managed Risk Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–27.91%
Fixed Income Funds–23.01%
✢American Funds Insurance Series®–
Bond Fund	67,127,089	$733,027,811
Mortgage Bond Fund	9,835,329	104,746,255

		837,774,066

International Equity Fund–4.90%
✢American Funds Insurance Series®– New World Fund	8,259,287	178,400,591

		178,400,591

Total Affiliated Investments (Cost $1,008,720,316)		1,016,174,657

UNAFFILIATED INVESTMENTS–72.14%
Asset Allocation Fund–14.46%
²American Funds®– Capital Income Builder	8,799,998	526,503,897

		526,503,897

Equity Funds–30.40%
²American Funds®–
AMCAP Fund	10,701,914	311,639,726
American Mutual Fund	11,690,402	448,093,109
✢American Funds Insurance Series®– Growth-Income Fund	7,330,722	347,329,624

		1,107,062,459

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
Fixed Income Fund–1.91%
✢American Funds Insurance Series®– High-Income Bond Fund	6,624,869	$69,428,626

		69,428,626

International Equity Funds–21.47%
²American Funds®–
EuroPacific Growth Fund	7,261,489	357,700,971
New Perspective Fund	5,473,044	211,916,262
✢American Funds Insurance Series®–
Global Growth & Income Fund	2,534,815	35,411,369
Global Small Capitalization Fund	8,092,409	176,819,129

		781,847,731

Money Market Fund–3.90%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	142,178,635	142,178,635

		142,178,635

Total Unaffiliated Investments (Cost $2,374,899,200)		2,627,021,348

TOTAL VALUE OF SECURITIES–100.05% (Cost $3,383,619,516)	3,643,196,005
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(1,708,750)

NET ASSETS APPLICABLE TO 316,502,342 SHARES OUTSTANDING–100.00%	$3,641,487,255

²	Class R-6 shares.
✢	Class 1 shares.

See accompanying notes.

LVIP American Global Growth Allocation Managed Risk Fund–1

LVIP American Global Growth Allocation Managed Risk Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Global Growth Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$3,383,619,516

Aggregate unrealized appreciation	$263,886,476
Aggregate unrealized depreciation	(4,309,987)

Net unrealized appreciation	$259,576,489

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:

Assets:
Affiliated Investments	$1,016,174,657
Unaffiliated Investments	2,627,021,348

Total Investments	$3,643,196,005

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occured.

LVIP American Global Growth Allocation Managed Risk Fund–2

LVIP American Global Growth Allocation Managed Risk Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Unrealized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/17	Dividends	Capital Gain Distributions
American Funds Insurance Series® - Bond Fund	$745,289,989	$25,720,919	$46,304,645	$(1,577,983)	$9,899,531	$733,027,811	$—	$—
American Funds Insurance Series® - Mortgage Bond Fund	106,351,919	4,085,975	6,614,949	(32,007)	955,317	104,746,255	—	—
American Funds Insurance Series® - New World Fund	175,883,458	—	13,715,530	(1,738,556)	17,971,219	178,400,591	—	—

Total	$1,027,525,366	$29,806,894	$66,635,124	$(3,348,546)	$28,826,067	$1,016,174,657	$—	$—

4. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP American Global Growth Allocation Managed Risk Fund–3

LVIP American Preservation Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–7.01%
Fixed Income Fund–5.02%
✢American Funds Insurance Series®– Mortgage Bond Fund	2,983,275	$31,771,881

		31,771,881

Money Market Fund–1.99%
*Lincoln Variable Insurance Products Trust–LVIP Government Money Market Fund (seven-day effective yield 0.34%)	1,256,918	12,569,184

		12,569,184

Total Affiliated Investments (Cost $44,156,419)		44,341,065

UNAFFILIATED INVESTMENTS–93.15%
Fixed Income Funds–92.04%
²American Funds®–
Bond Fund of America	2,480,107	31,745,364
Intermediate Bond Fund of America	12,765,260	170,926,825
Short-Term Bond Fund of America	23,445,859	233,286,300

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
Fixed Income Funds (continued)
✢American Funds Insurance Series®–
Bond Fund	4,652,354	$50,803,707
High-Income Bond Fund	1,808,978	18,958,090
U.S. Government/AAA-Rated Securities Fund	6,267,017	76,269,602

		581,989,888

International Fixed Income Fund–1.01%
✢American Funds Insurance Series®– Global Bond Fund	556,914	6,393,369

		6,393,369

Money Market Fund–0.10%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	631,904	631,904

		631,904

Total Unaffiliated Investments (Cost $590,550,093)		589,015,161

TOTAL VALUE OF SECURITIES–100.16% (Cost $634,706,512)	633,356,226
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.16%)	(1,035,421)

NET ASSETS APPLICABLE TO 64,162,518 SHARES OUTSTANDING–100.00%	$632,320,805

²	Class R-6 shares.
*	Standard Class shares.

✢	Class 1 shares.

See accompanying notes.

LVIP American Preservation Fund–1

LVIP American Preservation Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Preservation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S.GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests significantly all of its assets in other open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”), American Funds Insurance Series® Funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$634,706,512

Aggregate unrealized appreciation	$1,653,100
Aggregate unrealized depreciation	(3,003,386)

Net unrealized depreciation	$(1,350,286)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:

Assets:
Affiliated Investments	$44,341,065
Unaffiliated Investments	589,015,161

Total Investments	$633,356,226

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP American Preservation Fund–2

LVIP American Preservation Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non- LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/17	Dividends	Capital Gain Distributions
American Funds Insurance Series® -Mortgage Bond Fund	$28,954,664	$2,780,384	$226,380	$(5,503)	$268,716	$31,771,881	$—	$—
LVIP Money Market Fund	11,615,760	1,043,309	89,885	—	—	12,569,184	5,939	—

Total	$40,570,424	$3,823,693	$316,265	$(5,503)	$268,716	$44,341,065	$5,939	$—

4. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP American Preservation Fund–3

LVIP Baron Growth Opportunities Fund

Schedule of investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–97.96%
Building Products–5.16%
†Caesarstone	212,000	$7,685,000
†Masonite International	133,500	10,579,875
†Trex	135,000	9,367,650

		27,632,525

Capital Markets–9.49%
Cohen & Steers	214,000	8,553,580
FactSet Research Systems	50,900	8,393,919
Financial Engines	215,000	9,363,250
Moelis & Co. Class A	151,000	5,813,500
Morningstar	84,000	6,602,400
MSCI Class A	125,000	12,148,750

		50,875,399

Diversified Consumer Services–4.81%
†Bright Horizons Family Solutions	165,000	11,960,850
†Nord Anglia Education	545,700	13,828,038

		25,788,888

Diversified Telecommunication Services–0.94%
†Iridium Communications	519,673	5,014,844

		5,014,844

Electronic Equipment, Instruments & Components–0.71%
Littelfuse	23,870	3,817,052

		3,817,052

Equity Real Estate Investment Trusts–8.11%
Alexander’s	11,500	4,966,390
Alexandria Real Estate Equities	57,000	6,299,640
American Assets Trust	100,000	4,184,000
Douglas Emmett	330,000	12,672,000
Gaming and Leisure Properties	460,000	15,373,200

		43,495,230

Food & Staples Retailing–1.97%
†Performance Food Group	247,500	5,890,500
†Smart & Final Stores	386,000	4,670,600

		10,561,100

Food Products–1.65%
†TreeHouse Foods	104,200	8,821,572

		8,821,572

Health Care Equipment & Supplies–5.61%
†Glaukos	30,379	1,558,443
†IDEXX Laboratories	131,000	20,253,910
†Neogen	32,550	2,133,652
West Pharmaceutical Services	75,000	6,120,750

		30,066,755

Health Care Technology–0.49%
†Inovalon Holdings Class A	210,405	2,651,103

		2,651,103

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure–21.35%
Choice Hotels International	310,000	$19,406,000
ClubCorp Holdings	316,400	5,078,220
Marriott Vacations Worldwide	197,500	19,736,175
†Panera Bread Class A	36,000	9,427,320
†Penn National Gaming	363,500	6,699,305
†Pinnacle Entertainment	303,819	5,930,547
Red Rock Resorts Class A	152,116	3,373,933
Vail Resorts	233,300	44,770,270

		114,421,770

Household Products–1.47%
Church & Dwight	158,000	7,879,460

		7,879,460

Insurance–7.09%
†Arch Capital Group	230,000	21,797,100
Kinsale Capital Group	10,500	336,420
Primerica	193,000	15,864,600

		37,998,120

Internet & Direct Marketing Retail–0.78%
†AO World	2,487,293	4,207,045

		4,207,045

Internet Software & Services–4.51%
†Benefitfocus	189,112	5,285,680
†CoStar Group	87,000	18,028,140
†Wix.com	12,515	849,769

		24,163,589

IT Services–6.64%
Booz Allen Hamilton Holding	100,000	3,539,000
†Gartner	173,600	18,747,064
MAXIMUS	214,000	13,310,800

		35,596,864

Life Sciences Tools & Services–2.47%
Bio-Techne	48,500	4,930,025
†Mettler-Toledo International	17,300	8,285,143

		13,215,168

Machinery–1.90%
†Middleby	74,500	10,165,525

		10,165,525

Media–1.25%
Manchester United Class A	396,063	6,693,465

		6,693,465

Software–6.91%
†ANSYS	126,000	13,465,620
†Guidewire Software	95,000	5,351,350
Pegasystems	110,000	4,823,500

LVIP Baron Growth Opportunities Fund–1

LVIP Baron Growth Opportunities Fund

Schedule of investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
SS&C Technologies Holdings	379,000	$13,416,600

		37,057,070

Specialty Retail–1.19%
Dick’s Sporting Goods	131,000	6,374,460

		6,374,460

Textiles, Apparel & Luxury Goods–1.95%
†Under Armour Class A	274,000	5,419,720
†Under Armour Class C	275,001	5,032,518

		10,452,238

Thrifts & Mortgage Finance–0.24%
†Essent Group	36,000	1,302,120

		1,302,120

Trading Companies & Distributors–1.27%
Air Lease	175,000	6,781,250

		6,781,250

Total Common Stock (Cost $224,732,241)		525,032,612

	Number of Shares	Value (U.S. $)

CONVERTIBLE PREFERRED STOCK–0.19%
Iridium Communications 6.75% exercise price $7.47	2,926	$1,015,322

Total Convertible Preferred Stock (Cost $731,500)		1,015,322

MASTER LIMITED PARTNERSHIPS–1.33%
Carlyle Group	162,500	2,591,875
Oaktree Capital Group	100,000	4,530,000

Total Master Limited Partnerships (Cost $6,936,309)		7,121,875

MONEY MARKET FUND–0.30%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	1,645,021	1,645,021

Total Money Market Fund (Cost $1,645,021)		1,645,021

TOTAL VALUE OF SECURITIES–99.78% (Cost $234,045,071)	534,814,830
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.22%	1,157,804

NET ASSETS APPLICABLE TO 12,057,806 SHARES OUTSTANDING–100.00%	$535,972,634

†	Non-income producing for the period.

IT–Information Technology

See accompanying notes.

LVIP Baron Growth Opportunities Fund–2

LVIP Baron Growth Opportunities Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Baron Growth Opportunities Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between their bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$234,045,071

Aggregate unrealized appreciation	$311,378,800
Aggregate unrealized depreciation	(10,609,041)

Net unrealized appreciation	$300,769,759

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Baron Growth Opportunities Fund–3

LVIP Baron Growth Opportunities Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:

Assets:
Common Stock	$525,032,612
Convertible Preferred Stock	1,015,322
Master Limited Partnerships	7,121,875
Money Market Fund	1,645,021

Total Investments	$534,814,830

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP Baron Growth Opportunities Fund–4

LVIP BlackRock Dividend Value Managed Volatility Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–89.87%
Aerospace & Defense–2.67%
Lockheed Martin	74,598	$19,962,425
Northrop Grumman	49,090	11,675,566

		31,637,991

Air Freight & Logistics–0.56%
United Parcel Service Class B	61,710	6,621,483

		6,621,483

Automobiles–0.07%
Ford Motor	68,441	796,653

		796,653

Banks–12.93%
Bank of America	1,402,380	33,082,144
Bank of Hawaii	33,061	2,722,904
BB&T	34,457	1,540,228
Citigroup	421,740	25,228,487
FNB	44,078	655,440
JPMorgan Chase & Co.	392,220	34,452,605
KeyCorp	241,070	4,286,225
PacWest Bancorp	49,820	2,653,413
People’s United Financial	51,432	936,062
SunTrust Banks	164,745	9,110,399
Trustmark	39,883	1,267,880
U.S. Bancorp	229,910	11,840,365
United Bankshares	42,290	1,786,753
Valley National Bancorp	51,326	605,647
Wells Fargo & Co.	410,790	22,864,571

		153,033,123

Beverages–1.64%
Coca-Cola	253,528	10,759,728
Diageo	303,978	8,696,802

		19,456,530

Capital Markets–3.83%
CME Group	83,664	9,939,283
Federated Investors Class B	47,851	1,260,395
Goldman Sachs Group	39,180	9,000,430
Invesco	144,674	4,431,365
Lazard Class A	88,867	4,086,993
Morgan Stanley	340,120	14,570,741
Waddell & Reed Financial Class A	121,676	2,068,492

		45,357,699

Chemicals–2.45%
CF Industries Holdings	56,569	1,660,300
Dow Chemical	325,080	20,655,583
EI du Pont de Nemours & Co.	30,960	2,487,017
Huntsman	31,493	772,838
Olin	34,851	1,145,552
Praxair	18,960	2,248,656

		28,969,946

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies–0.34%
Pitney Bowes	79,583	$1,043,333
RR Donnelley & Sons	53,415	646,856
Waste Management	32,457	2,366,764

		4,056,953

Communications Equipment–0.55%
Motorola Solutions	76,040	6,556,169

		6,556,169

Containers & Packaging–1.21%
International Paper	129,399	6,570,881
Packaging Corp. of America	37,456	3,431,719
Sonoco Products	38,742	2,050,227
WestRock	43,154	2,245,303

		14,298,130

Distributors–0.31%
Genuine Parts	40,226	3,717,285

		3,717,285

Diversified Consumer Services–0.10%
H&R Block	51,785	1,204,001

		1,204,001

Diversified Telecommunication Services–1.56%
AT&T	64,935	2,698,049
BCE	46,620	2,063,867
CenturyLink	134,163	3,162,222
Verizon Communications	217,060	10,581,675

		18,505,813

Electric Utilities–5.70%
Alliant Energy	45,236	1,791,798
American Electric Power	50,057	3,360,326
Edison International	38,395	3,056,626
Entergy	65,893	5,005,232
Eversource Energy	45,677	2,684,894
Exelon	200,976	7,231,116
FirstEnergy	193,913	6,170,312
Great Plains Energy	54,229	1,584,571
IDACORP	37,824	3,137,879
NextEra Energy	123,906	15,905,813
OGE Energy	46,480	1,625,870
PG&E	118,683	7,875,804
Pinnacle West Capital	44,719	3,728,670
PPL	60,712	2,270,022
Xcel Energy	46,102	2,049,234

		67,478,167

Electrical Equipment–0.70%
Eaton	46,353	3,437,075
Emerson Electric	44,644	2,672,390
Rockwell Automation	13,870	2,159,698

		8,269,163

LVIP BlackRock Dividend Value Managed Volatility Fund–1

LVIP BlackRock Dividend Value Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Energy Equipment & Services–0.61%
Helmerich & Payne	58,371	$3,885,757
Schlumberger	42,130	3,290,353

		7,176,110

Equity Real Estate Investment Trusts–0.29%
Weyerhaeuser	99,150	3,369,117

		3,369,117

Food & Staples Retailing–0.94%
Kroger	314,450	9,273,131
Sysco	34,766	1,805,051

		11,078,182

Food Products–0.52%
General Mills	44,221	2,609,481
Mondelez International	81,320	3,503,266

		6,112,747

Gas Utilities–0.13%
New Jersey Resources	37,608	1,489,277

		1,489,277

Health Care Equipment & Supplies–0.47%
Becton Dickinson & Co.	30,080	5,517,875

		5,517,875

Health Care Providers & Services–4.27%
Aetna	115,123	14,683,939
Anthem	106,570	17,624,547
McKesson	26,190	3,882,929
Quest Diagnostics	69,520	6,826,169
UnitedHealth Group	45,960	7,537,900

		50,555,484

Hotels, Restaurants & Leisure–1.05%
Darden Restaurants	41,225	3,449,296
†Hilton Grand Vacations	4,399	126,075
Hilton Worldwide Holdings	61,449	3,592,309
McDonald’s	40,633	5,266,443

		12,434,123

Household Durables–0.73%
Garmin	54,489	2,784,933
Leggett & Platt	38,786	1,951,711
Tupperware Brands	62,366	3,911,595

		8,648,239

Household Products–1.16%
Kimberly-Clark	40,570	5,340,229
Procter & Gamble	93,770	8,425,235

		13,765,464

Industrial Conglomerates–4.01%
3M	29,720	5,686,328
General Electric	713,790	21,270,942

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Industrial Conglomerates (continued)
Honeywell International	85,170	$10,635,178
Koninklijke Philips	307,070	9,870,054

		47,462,502

Insurance–5.10%
Allstate	52,460	4,274,965
American International Group	243,170	15,181,103
Arthur J. Gallagher & Co.	38,447	2,173,793
Cincinnati Financial	38,535	2,784,924
Marsh & McLennan	56,280	4,158,529
Mercury General	59,243	3,613,231
MetLife	183,510	9,692,998
Old Republic International	51,677	1,058,345
Prudential Financial	112,250	11,974,830
Travelers	45,560	5,491,802

		60,404,520

Leisure Products–0.18%
Mattel	84,531	2,164,839

		2,164,839

Machinery–0.66%
Caterpillar	45,801	4,248,501
PACCAR	32,075	2,155,440
Pentair	21,400	1,343,492

		7,747,433

Media–2.09%
Cinemark Holdings	38,148	1,691,482
Comcast Class A	411,040	15,450,994
Meredith	45,156	2,917,078
Publicis Groupe	67,090	4,688,656

		24,748,210

Metals & Mining–0.06%
Commercial Metals	36,737	702,779

		702,779

Multiline Retail–1.35%
Dollar General	109,120	7,608,938
Kohl’s	75,568	3,008,362
Macy’s	66,311	1,965,458
Target	60,638	3,346,611

		15,929,369

Multi-Utilities–4.13%
Avista	51,483	2,010,411
Black Hills	38,959	2,589,605
CenterPoint Energy	53,744	1,481,722
CMS Energy	41,902	1,874,695
Dominion Resources	161,255	12,508,550
DTE Energy	45,542	4,650,294
NiSource	41,911	997,063
NorthWestern	51,327	3,012,895

LVIP BlackRock Dividend Value Managed Volatility Fund–2

LVIP BlackRock Dividend Value Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Multi-Utilities (continued)
Public Service Enterprise Group	200,647	$8,898,694
SCANA	49,812	3,255,214
Sempra Energy	41,918	4,631,939
WEC Energy Group	49,251	2,986,088

		48,897,170

Oil, Gas & Consumable Fuels–9.10%
Anadarko Petroleum	36,620	2,270,440
Chevron	161,942	17,387,712
ConocoPhillips	32,021	1,596,887
Enbridge	85,440	3,574,810
Exxon Mobil	110,480	9,060,465
Hess	186,114	8,972,556
HollyFrontier	67,538	1,914,027
Marathon Oil	252,290	3,986,182
Marathon Petroleum	125,880	6,361,975
Occidental Petroleum	272,260	17,250,394
ONEOK	62,095	3,442,547
Royal Dutch Shell ADR Class A	39,600	2,088,108
Suncor Energy	402,160	12,366,420
TOTAL ADR	268,756	13,550,677
Valero Energy	58,067	3,849,261

		107,672,461

Paper & Forest Products–0.19%
Domtar	60,978	2,226,917

		2,226,917

Personal Products–0.99%
Nu Skin Enterprises Class A	39,709	2,205,438
Unilever (New York Shares)	190,800	9,478,944

		11,684,382

Pharmaceuticals–6.04%
AstraZeneca	215,441	13,260,116
Eli Lilly & Co.	34,481	2,900,197
Johnson & Johnson	36,590	4,557,285
Merck & Co.	311,779	19,810,438
Pfizer	905,082	30,962,855

		71,490,891

Professional Services–0.84%
Experian	275,590	5,621,268
Nielsen Holdings	105,860	4,373,077

		9,994,345

Road & Rail–0.38%
Union Pacific	42,762	4,529,351

		4,529,351

Semiconductors & Semiconductor Equipment–1.48%
Intel	40,491	1,460,510
QUALCOMM	84,390	4,838,923

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing ADR	341,010	$11,198,768

		17,498,201

Software–3.33%
Constellation Software	1,103	542,024
Microsoft	282,300	18,592,278
Oracle	453,310	20,222,159

		39,356,461

Specialty Retail–1.44%
Gap	209,650	5,092,399
Home Depot	55,640	8,169,621
L Brands	65,693	3,094,140
Staples	75,219	659,671

		17,015,831

Technology Hardware, Storage & Peripherals–1.79%
Lenovo Group	5,220,000	3,439,027
†Samsung Electronics GDR	15,675	14,381,814
Seagate Technology	72,652	3,336,906

		21,157,747

Thrifts & Mortgage Finance–0.08%
New York Community Bancorp	66,316	926,434

		926,434

Tobacco–1.35%
Altria Group	91,684	6,548,071
Philip Morris International	83,821	9,463,391

		16,011,462

Water Utilities–0.09%
American Water Works	14,300	1,112,111

		1,112,111

Wireless Telecommunication Services–0.40%
SK Telecom ADR	186,240	4,689,523

		4,689,523

Total Common Stock (Cost $857,819,816)		1,063,528,663

MONEY MARKET FUND–9.90%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	117,140,682	117,140,682

Total Money Market Fund (Cost $117,140,682)		117,140,682

LVIP BlackRock Dividend Value Managed Volatility Fund–3

LVIP BlackRock Dividend Value Managed Volatility Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.77% (Cost $974,960,498)	$1,180,669,345
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.23%	2,741,256

NET ASSETS APPLICABLE TO 62,669,177 SHARES OUTSTANDING–100.00%	$1,183,410,601

†	Non-income producing for the period.

«	Includes $2,509,050 cash collateral and $580,234 foreign currencies collateral held at broker for futures contracts as of March 31, 2017.

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2017:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	EUR	117,769	USD	(125,834)	4/4/17	$(177)
CITI	CAD	80,000	USD	(60,175)	4/4/17	(15)
GSC	CAD	90,000	USD	(67,672)	4/3/17	7
RBC	EUR	269,095	USD	(287,504)	4/3/17	(396)

Total						$(581)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
Currency Contracts:
20	British Pound	$1,524,743	$1,569,500	6/20/17	$44,757
19	Euro	2,516,251	2,546,475	6/20/17	30,224
16	Japanese Yen	1,753,348	1,802,300	6/20/17	48,952

					123,933

Equity Contracts:
3	Dow Jones U.S. Real Estate Index	92,117	93,180	6/19/17	1,063
501	E-mini S&P 500 Index	59,259,055	59,097,960	6/17/17	(161,095)
38	E-mini S&P MidCap 400 Index	6,504,222	6,529,160	6/19/17	24,938
80	Euro STOXX 50 Index	2,837,632	2,923,885	6/19/17	86,253
18	FTSE 100 Index	1,639,626	1,640,785	6/19/17	1,159
11	Nikkei 225 Index (OSE)	1,900,728	1,868,409	6/9/17	(32,319)

					(80,001)

Total					$43,932

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP BlackRock Dividend Value Managed Volatility Fund–4

LVIP BlackRock Dividend Value Managed Volatility Fund

Schedule of Investments (continued)

Summary of Abbreviations:

ADR–American Depositary Receipt

BAML–Bank of America Merrill Lynch

CAD–Canadian Dollar

CITI–Citigroup Global Markets

EUR–Euro

FTSE–Financial Times Stock Exchange

GDR–Global Depository Receipt

GSC–Goldman Sachs Capital

OSE–Osaka Securities Exchange

RBC–Royal Bank of Canada

S&P–Standard & Poor’s

USD–United States Dollar

See accompanying notes.

LVIP BlackRock Dividend Value Managed Volatility Fund–5

LVIP BlackRock Dividend Value Managed Volatility Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Dividend Value Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under the policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$974,960,498

Aggregate unrealized appreciation	$220,686,797
Aggregate unrealized depreciation	(14,977,950)

Net unrealized appreciation	$205,708,847

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP BlackRock Dividend Value Managed Volatility Fund–6

LVIP BlackRock Dividend Value Managed Volatility Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Total
Investments:

Assets:
Common Stock	$1,063,528,663	$—	$1,063,528,663
Money Market Fund	117,140,682	—	117,140,682

Total Investments	$1,180,669,345	$—	$1,180,669,345

Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$7	$7

Futures Contracts	$237,346	$—	$237,346

Liabilities:
Foreign Currency Exchange Contracts	$—	$(588)	$(588)

Futures Contracts	$(193,414)	$—	$(193,414)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. International fair value pricing was not utilized at March 31, 2017. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP BlackRock Dividend Value Managed Volatility Fund–7

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–96.09%
International Equity Fund–96.09%
*BlackRock Global Allocation V.I. Fund	58,555,616	$949,186,535

		949,186,535

Total Affiliated Investment (Cost $981,934,325)		949,186,535

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT–3.83%
Money Market Fund–3.83%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	37,834,197	$37,834,198

		37,834,198

Total Unaffiliated Investment (Cost $37,834,197)		37,834,198

TOTAL VALUE OF SECURITIES–99.92% (Cost $1,019,768,522)	987,020,733
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.08%	745,704

NET ASSETS APPLICABLE TO 98,976,090 SHARES OUTSTANDING–100.00%	$987,766,437

*	Class I shares.

See accompanying notes.

LVIP BlackRock Global Allocation V.I. Managed Risk Fund–1

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Global Allocation V.I. Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds stucture and invests substantially all its assets in other open-end investment companies, primarily the BlackRock Global Allocation V.I. Fund (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,019,768,522

Aggregate unrealized appreciation	$—
Aggregate unrealized depreciation	(32,747,789)

Net unrealized depreciation	$(32,747,789)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:

Assets:
Affiliated Investment	$949,186,535
Unaffiliated Investment	37,834,198

Total Investments	$987,020,733

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP BlackRock Global Allocation V.I. Managed Risk Fund–2

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/17	Dividends	Capital Gain Distributions
BlackRock Global Allocation V.I. Fund	$950,225,202	$5,424,036	$48,606,653	$(6,031,007)	$48,174,957	$949,186,535	$—	$—

3. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP BlackRock Global Allocation V.I. Managed Risk Fund–3

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–100.38%
Equity Funds–48.85%
iShares Core S&P 500 ETF	121,710	$28,878,131
iShares Core S&P Mid-Cap ETF	38,599	6,608,921
iShares Edge MSCI Min Vol USA ETF	522,752	24,945,725
iShares Russell 2000 ETF	47,958	6,593,266

		67,026,043

Fixed Income Funds–28.66%
iShares Core U.S. Aggregate Bond ETF	181,868	19,730,859
iShares Core U.S. Credit Bond ETF	56,879	6,251,571
iShares Core U.S. Treasury Bond ETF	268,034	6,714,252
iShares MBS ETF	62,286	6,636,573

		39,333,255

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–18.55%
iShares Edge MSCI Min Vol EAFE ETF	263,540	$17,393,640
iShares Edge MSCI Min Vol Emerging Markets ETF	150,663	8,060,471

		25,454,111

Money Market Fund–4.32%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	5,929,578	5,929,578

		5,929,578

Total Investment Companies (Cost $133,083,279)		137,742,987

TOTAL VALUE OF SECURITIES–100.38% (Cost $133,083,279)	137,742,987
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.38%)	(517,984)

NET ASSETS APPLICABLE TO 13,020,961 SHARES OUTSTANDING–100.00%	$137,225,003

Summary of Abbreviations:

EAFE–Europe Australasia Far East

ETF–Exchange-Traded Fund

MBS–Mortgage-Backed Security

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

See accompanying notes.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–1

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Blackrock Global Growth ETF Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in iShares Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide explosure to such underlying ETFs (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market fund have a stable NAV.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$133,083,279

Aggregate unrealized appreciation	$5,201,806
Aggregate unrealized depreciation	(542,098)

Net unrealized appreciation	$4,659,708

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:
Assets:
Investment Companies	$137,742,987

There were no Level 3 investments at the beginning or end of the period.

During the period of March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–2

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Notes (continued)

3. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–3

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments

March 31, 2017 (unaudited)

		Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.07%
ABN Amro Mortgage
Series 2003-4 A4 5.50% 3/25/33		64,601	$65,451
Series 2003-6 1A4 5.50% 5/25/33		119,838	122,947
Banc of America Mortgage Trust Series 2004-7 7A1 5.00% 8/25/19		40,339	39,492
◆Cendant Mortgage Capital Pass Through Series 2003-6 A3 5.25% 7/25/33		228,273	228,444
◆CHL Mortgage Pass Through Trust Series 2004-5 2A4 5.50% 5/25/34		110,237	110,829
•PHHMC Trust Series 2007-6 A1 5.828% 12/18/37		67,391	69,150
◆WaMu Mortgage Pass Through Certificates Trust Series 2003-S11 3A5 5.95% 11/25/33		238,953	249,454
Wells Fargo Mortgage Backed Securities Trust Series 2007-3 3A1 5.50% 4/25/22		35,015	35,704

Total Non-Agency Collateralized Mortgage Obligations (Cost $934,644)			921,471

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.30%
#BAMLL Commercial Mortgage Securities Trust Series 2012-PARK A 144A 2.959% 12/10/30		1,014,000	1,022,463
#BB-UBS Trust Series 2012-SHOW A 144A 3.43% 11/5/36		930,000	950,876
#Goldman Sachs Mortgage Securities Trust Series 2012-ALOH A 144A 3.551% 4/10/34		883,000	923,868
#•Irvine Core Office Trust Series 2013-IRV A2 144A 3.174% 5/15/48		798,000	811,822
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 A4 2.918% 2/15/46		357,000	360,579

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $4,064,485)			4,069,608

ΔSOVEREIGN BONDS–44.47%
Australia–1.55%
Australia Government Bonds 1.00% 11/21/18	AUD	4,875,000	3,987,804

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Australia (continued)
Australia Government Bonds (continued)
1.25% 2/21/22	AUD	4,903,900	$4,273,349
3.00% 9/20/25	AUD	5,835,000	6,268,755
4.00% 8/20/20	AUD	4,780,000	6,801,537

			21,331,445

Canada–0.83%
Canadian Government Real Return Bonds
4.00% 12/1/31	CAD	3,854,566	4,361,630
4.25% 12/1/21	CAD	7,747,186	7,079,805

			11,441,435

Denmark–0.37%
Denmark Inflation Linked Government Bond 0.10% 11/15/23	DKK	32,438,441	5,011,789

			5,011,789

France–13.66%
France Government Bond O.A.T.
0.10% 3/1/21	EUR	8,018,400	9,013,055
0.10% 7/25/21	EUR	4,416,101	4,988,636
0.10% 3/1/25	EUR	14,175,717	16,001,387
0.25% 7/25/18	EUR	103,232,921	113,645,296
0.25% 7/25/24	EUR	8,051,035	9,229,143
1.00% 7/25/17	EUR	4,852,674	5,246,058
1.10% 7/25/22	EUR	2,581,388	3,086,569
1.30% 7/25/19	EUR	1,970,162	2,244,489
2.10% 7/25/23	EUR	8,470,963	10,805,411
2.25% 7/25/20	EUR	10,997,737	13,232,418

			187,492,462

Germany–2.77%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond 0.75% 4/15/18	EUR	23,570,455	25,699,533
Deutsche Bundesrepublik Inflation Linked Bonds
0.10% 4/15/23	EUR	1,748,137	2,029,101
1.75% 4/15/20	EUR	8,753,998	10,311,089

			38,039,723

Italy–6.47%
Italy Buoni Poliennali Del Tesoro Inflation Linked Bonds
#144A 1.25% 9/15/32	EUR	1,083,953	1,137,281
#144A 1.30% 5/15/28	EUR	10,766,779	11,498,634
2.10% 9/15/21	EUR	9,368,210	10,986,571
2.35% 9/15/19	EUR	5,972,827	6,838,559
#144A 2.35% 9/15/24	EUR	40,282,235	47,670,218
3.10% 9/15/26	EUR	8,537,911	10,725,685

			88,856,948

Japan–5.66%
Japanese Government CPI Linked Bonds
0.10% 9/10/23	JPY	970,200,000	9,085,004

LVIP BlackRock Inflation Protected Bond Fund–1

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Japan (continued)
Japanese Government CPI Linked Bonds (continued)
0.10% 3/10/24	JPY	788,900,000	$7,397,931
0.10% 9/10/24	JPY	1,028,500,000	9,700,216
0.10% 3/10/25	JPY	4,496,100,000	42,505,571
0.10% 3/10/26	JPY	941,400,000	8,925,247

			77,613,969

New Zealand–1.31%
New Zealand Government Bonds
2.50% 9/20/35	NZD	9,664,000	7,091,069
3.00% 9/20/30	NZD	13,644,000	10,909,300

			18,000,369

Spain–2.93%
Spain Government Inflation Linked Bonds
0.30% 11/30/21	EUR	19,743,340	22,123,519
#144A 0.55% 11/30/19	EUR	6,391,148	7,133,972
#144A 1.80% 11/30/24	EUR	9,120,179	10,948,881

			40,206,372

Sweden–0.98%
Sweden Inflation Linked Bonds
0.25% 6/1/22	SEK	29,680,000	3,777,765
1.00% 6/1/25	SEK	31,395,000	4,311,069
4.00% 12/1/20	SEK	30,130,000	5,371,224

			13,460,058

United Kingdom–7.94%
United Kingdom Gilt Inflation Linked Bonds
0.125% 11/22/19	GBP	3,773,011	5,190,330
0.125% 3/22/26	GBP	14,362,697	21,850,096
1.25% 11/22/17	GBP	26,279,338	34,282,039
1.875% 11/22/22	GBP	19,467,948	31,149,223
2.50% 4/16/20	GBP	3,540,000	16,525,712

			108,997,400

Total Sovereign Bonds (Cost $606,376,133)			610,451,970

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS–54.88%
U.S. Treasury Inflation Index Bonds
0.875% 2/15/47	2,922,401	$2,880,760
1.00% 2/15/46	8,475,758	8,613,607
¥2.125% 2/15/41	15,217,878	19,320,177
2.50% 1/15/29	10,550,641	12,913,288
U.S. Treasury Inflation Index Notes
0.125% 4/15/20	75,159,586	76,302,688
0.125% 1/15/22	25,252,138	25,461,655
0.125% 7/15/22	49,568,171	49,992,276
0.125% 1/15/23	37,829,973	37,837,653
0.125% 7/15/24	26,263,193	26,040,192
0.125% 7/15/26	85,352,833	83,320,581
0.25% 1/15/25	62,136,488	61,645,859
0.375% 7/15/23	27,334,221	27,792,697
0.375% 7/15/25	37,018,323	37,130,488
0.375% 1/15/27	38,332,089	38,187,769
¥0.625% 7/15/21	40,417,520	41,951,082
0.625% 1/15/24	35,807,004	36,685,242
0.625% 1/15/26	29,683,990	30,239,081
1.125% 1/15/21	45,120,976	47,528,541
1.25% 7/15/20	35,422,662	37,498,288
1.375% 1/15/20	14,631,306	15,419,612
2.375% 1/15/25	31,715,381	36,603,609

Total U.S. Treasury Obligations (Cost $742,747,869)		753,365,145

	Number of Shares

MONEY MARKET FUND–0.93%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	12,713,303	12,713,303

Total Money Market Fund (Cost $12,713,303)		12,713,303

TOTAL VALUE OF SECURITIES–100.65% (Cost $1,366,836,434)	1,381,521,497
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.65%)	(8,858,079)

NET ASSETS APPLICABLE TO 134,561,359 SHARES OUTSTANDING–100.00%	$1,372,663,418

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2017, the aggregate value of Rule 144A securities was $82,098,015, which represents 5.98% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of March 31, 2017. Interest rates reset periodically.

«	Includes $22,969 cash collateral and $54,064 foreign currencies collateral held at broker for futures contracts as of March 31, 2017.

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

LVIP BlackRock Inflation Protected Bond Fund–2

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments (continued)

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for derivatives.

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2017:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
ANZB	AUD	4,188,000	USD	(3,195,657)	4/5/17	$3,705
ANZB	NZD	22,763,000	USD	(15,890,850)	4/5/17	64,062
ANZB	NZD	(25,133,000)	USD	17,532,127	5/4/17	(70,773)
BAML	EUR	(324,295,170)	USD	344,413,622	4/5/17	(1,618,582)
BAML	EUR	1,405,000	USD	(1,504,776)	5/4/17	(3,601)
BAML	JPY	(4,170,454,500)	USD	37,190,542	4/5/17	(275,760)
BCLY	EUR	(1,104,000)	USD	1,201,901	4/5/17	23,902
BCLY	GBP	(81,647,000)	USD	101,524,452	4/5/17	(782,738)
BNP	AUD	9,000	USD	(6,882)	4/3/17	(7)
CBAS	DKK	42,894,251	USD	(6,263,814)	4/5/17	(111,474)
CBAS	SEK	119,846,416	USD	(13,442,145)	4/5/17	(64,445)
CBAS	SEK	(119,846,416)	USD	13,460,088	5/4/17	64,005
CITI	AUD	(4,188,000)	USD	3,209,685	4/5/17	10,323
CITI	AUD	(27,410,000)	USD	20,914,767	5/4/17	(13,863)
CITI	EUR	1,250,000	USD	(1,324,321)	4/5/17	9,464
CITI	EUR	(45,000)	USD	48,483	5/4/17	404
CITI	JPY	8,677,095,000	USD	(78,003,371)	4/5/17	(50,555)
CITI	JPY	(8,677,095,000)	USD	78,094,917	5/8/17	37,913
GSC	EUR	(3,012,000)	USD	3,218,314	4/5/17	4,425
HSBC	CAD	(15,216,000)	USD	11,491,596	4/5/17	48,844
HSBC	EUR	6,173,000	USD	(6,602,455)	4/4/17	(15,971)
HSBC	EUR	(6,173,000)	USD	6,611,326	5/4/17	15,774
JPMC	SEK	(119,846,417)	USD	13,288,487	4/5/17	(89,213)
MSC	DKK	13,271,730	USD	(1,920,811)	4/5/17	(17,242)
MSC	EUR	328,083,000	USD	(350,720,727)	4/5/17	(646,799)
MSC	EUR	(328,798,000)	USD	351,938,803	5/4/17	634,012
MSC	GBP	88,414,000	USD	(110,252,258)	4/5/17	534,273
MSC	GBP	(88,414,000)	USD	110,327,409	5/4/17	(534,898)
NAB	NZD	(22,929,280)	USD	16,491,792	4/5/17	420,333
NTI	DKK	34,044,690	USD	(4,892,833)	4/5/17	(9,789)
NTI	DKK	(34,044,690)	USD	4,899,693	5/4/17	9,630
NTI	GBP	(5,911,000)	USD	7,243,652	4/5/17	(163,084)
NTI	JPY	(337,081,000)	USD	2,970,926	4/5/17	(57,324)
RBC	DKK	14,870,015	USD	(2,119,093)	4/5/17	13,719
RBS	DKK	(105,080,687)	USD	14,909,321	4/5/17	(162,446)
RBS	EUR	(640,000)	USD	681,095	4/5/17	(1,803)
RBS	GBP	(870,000)	USD	1,083,502	4/5/17	(6,645)
SCB	EUR	(282,000)	USD	297,891	4/5/17	(3,011)
UBS	JPY	(4,170,454,500)	USD	37,253,829	4/5/17	(212,473)
WBC	CAD	15,216,000	USD	(11,409,615)	4/5/17	33,137
WBC	CAD	(15,216,000)	USD	11,414,254	5/4/17	(33,216)

Total						$(3,017,787)

LVIP BlackRock Inflation Protected Bond Fund–3

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments (continued)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
Interest Rate Contracts:
(27)	Australia 10 yr Bonds	$(2,589,932)	$(2,649,623)	6/16/17	$ (59,691)
37	Euro-BTP	5,157,430	5,158,543	6/9/17	1,113
(292)	Euro-Bund	(50,195,547)	(50,283,234)	6/9/17	(87,687)
10	Euro-Buxl 30 yr	1,785,831	1,798,198	6/9/17	12,367
296	Euro-O.A.T.	46,362,194	46,431,232	6/9/17	69,038
(552)	Euro-SCHATZ	(66,139,492)	(66,098,117)	6/9/17	41,375
(19)	Japan 10 yr Bonds (OSE)	(25,586,306)	(25,647,355)	6/14/17	(61,049)
(10)	Long Gilt	(1,583,281)	(1,598,450)	6/29/17	(15,169)
(969)	Short Euro-BTP	(115,987,023)	(116,036,103)	6/9/17	(49,080)
(370)	U.S. Treasury 2 yr Notes	(80,092,004)	(80,087,656)	7/1/17	4,348
448	U.S. Treasury 5 yr Notes	52,511,896	52,741,500	7/3/17	229,604
315	U.S. Treasury 10 yr Notes	39,212,544	39,237,187	6/22/17	24,643
(346)	U.S. Treasury 10 yr Ultra Notes	(46,081,669)	(46,326,156)	6/22/17	(244,487)
(168)	U.S. Treasury Long Bonds	(25,488,809)	(25,341,750)	6/22/17	147,059
(179)	U.S. Treasury Ultra Bonds	(28,511,403)	(28,751,875)	6/22/17	(240,472)

Total					$(228,088)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP BlackRock Inflation Protected Bond Fund–4

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments (continued)

Summary of Abbreviations:

AUD–Australian Dollar

ANZB–Australian and New Zealand Banking Group Limited

BAML–Bank of America Merrill Lynch

BAMLL–Bank of America Merrill Lynch Large Loan

BB–Barclays Bank

BCLY–Barclays Bank

BNP–Banque Paribas

CAD–Canadian Dollar

CBAS–Commonwealth Bank of Australia Sydney

CITI–Citigroup Global Markets

CPI–Consumer Price Index

DKK–Danish Krone

EUR–Euro

GBP–British Pound Sterling

GSC–Goldman Sachs Capital

HSBC–Hong Kong Shanghai Bank

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

MSC–Morgan Stanley Capital

NAB–National Australian Bank

NTI–Northern Trust Investments

NZD–New Zealand Dollar

O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)

OSE–Osaka Securities Exchange

RBC–Royal Bank of Canada

RBS–Royal Bank of Scotland

SCB–Standard Chartered Bank

SCHATZ–German Treasury Security

SEK–Swedish Krona

USD–United States Dollar

WBC–Westpac Banking

yr–Year

See accompanying notes.

LVIP BlackRock Inflation Protected Bond Fund–5

LVIP BlackRock Inflation Protected Bond Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Inflation Protected Bond Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date. U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Index swap contracts and other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,366,836,434

Aggregate unrealized appreciation	$32,561,299
Aggregate unrealized depreciation	(17,876,236)

Net unrealized appreciation	$14,685,063

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP BlackRock Inflation Protected Bond Fund–6

LVIP BlackRock Inflation Protected Bond Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Total
Investments:

Assets:
Non-Agency Collateralized Mortgage Obligations	$—	$921,471	$921,471
Non-Agency Commercial Mortgage-Backed Securities	—	4,069,608	4,069,608
Sovereign Bonds	—	610,451,970	610,451,970
U.S. Treasury Obligations	—	753,365,145	753,365,145
Money Market Fund	12,713,303	—	12,713,303

Total Investments	$12,713,303	$1,368,808,194	$1,381,521,497

Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$1,927,925	$1,927,925

Futures Contracts	$529,547	$—	$529,547

Liabilities:
Foreign Currency Exchange Contracts	$—	$(4,945,712)	$(4,945,712)

Futures Contracts	$(757,635)	$—	$(757,635)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. International fair value pricing was not utilized at March 31, 2017. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP BlackRock Inflation Protected Bond Fund–7

LVIP BlackRock Multi-Asset Income Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.69%
Equity Funds–18.70%
Alerian MLP ETF	29,445	$374,246
iShares Core Dividend Growth ETF	6,694	203,832
iShares Core High Dividend ETF	6,369	534,104
iShares U.S. Energy ETF	3,432	132,269
iShares U.S. Preferred Stock ETF	28,307	1,095,481
iShares U.S. Real Estate ETF	2,617	205,408

		2,545,340

Fixed Income Funds–69.15%
iShares 0-5 Year High Yield Corporate Bond ETF	18,593	888,374
iShares 1-3 Year Credit Bond ETF	24,982	2,628,856
iShares 10+ Year Credit Bond ETF	16,306	965,967
iShares CMBS ETF	13,363	684,587
iShares Floating Rate Bond ETF	8,056	409,809
iShares iBoxx $ High Yield Corporate Bond ETF	37,461	3,288,327
iShares Intermediate Credit Bond ETF	5,022	547,197

		9,413,117

International Equity Funds–10.98%
iShares Emerging Markets Dividend ETF	6,726	268,031
iShares Europe ETF	8,152	341,161
iShares International Developed Real Estate ETF	7,402	203,259
iShares International Select Dividend ETF	21,709	682,965

		1,495,416

Money Market Fund–0.86%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	117,278	117,278

		117,278

Total Investment Companies (Cost $13,286,848)		13,571,151

	Number of Shares	Value (U.S. $)

OPTIONS PURCHASED–0.05%
Equity Call Options–0.02%
S&P 500 Index strike price $2,400, expiration date 5/19/17 (MSC)	1	$1,509
S&P 500 Index strike price $2,450, expiration date 5/19/17 (JPMC)	1	375
S&P 500 Index strike price $2,460, expiration date 5/19/17 (MSC)	1	315
S&P 500 Index strike price $2,475, expiration date 6/16/17 (JPMC)	1	580

		2,779

Equity Put Options–0.03%
S&P 500 Index strike price $2,250, expiration date 5/19/17 (MSC)	2	2,140
S&P 500 Index strike price $2,250, expiration date 6/16/17 (MSC)	1	1,780

		3,920

Total Options Purchased (Premium paid $13,806)		6,699

TOTAL VALUE OF SECURITIES–99.74% (Cost $13,300,654)	13,577,850
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.26%	35,354

NET ASSETS APPLICABLE TO 1,420,854 SHARES OUTSTANDING–100.00%	$13,613,204

« Includes $31,712 cash collateral and $5,049 foreign currencies collateral held at broker for futures contracts as of March 31, 2017.

LVIP BlackRock Multi-Asset Income Fund–1

LVIP BlackRock Multi-Asset Income Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
Equity Contracts:
(1)	E-mini S&P 500 Index	$(118,585)	$(117,960)	6/17/17	$625
2	Euro STOXX 50 Index	71,116	73,097	6/19/17	1,981

					2,606

Interest Rate Contracts:
7	Australia 10 yr Bond	673,854	686,939	6/16/17	13,085
(8)	U.S. Treasury 2 yr Notes	(1,730,572)	(1,731,625)	7/1/17	(1,053)
(7)	U.S. Treasury 5 yr Notes	(824,484)	(824,086)	7/3/17	398
(1)	U.S. Treasury 10 yr Notes	(125,044)	(124,563)	6/22/17	481
(2)	U.S. Treasury Long Bonds	(304,001)	(301,688)	6/22/17	2,313
(2)	U.S. Treasury Ultra Bonds	(324,140)	(321,250)	6/22/17	2,890

					18,114

Total					$20,720

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

CMBS–Commercial Mortgage-Backed Security

ETF–Exchange-Traded Fund

JPMC–JPMorgan Chase Bank

MLP–Master Limited Partnership

MSC–Morgan Stanley Capital

S&P–Standard & Poor’s

yr–Year

See accompanying notes.

LVIP BlackRock Multi-Asset Income Fund–2

LVIP BlackRock Multi-Asset Income Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Multi-Asset Income Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Exchange-traded funds(“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market fund have a stable NAV. Futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$13,300,654

Aggregate unrealized appreciation	$304,974
Aggregate unrealized depreciation	(27,778)

Net unrealized appreciation	$277,196

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:
Assets:
Investment Companies	$13,571,151
Options Purchased	6,699

Total Investments	$13,577,850

Derivatives:
Assets:
Futures Contracts	$21,773

Liabilities:
Futures Contracts	$(1,053)

There were no Level 3 investments at the beginning or end of the period.

LVIP BlackRock Multi-Asset Income Fund–3

LVIP BlackRock Multi-Asset Income Fund

Notes (continued)

2. Investments (continued)

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP BlackRock Multi-Asset Income Fund–4

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–100.08%
Equity Funds–67.29%
iShares Core S&P 500 ETF	209,843	$49,789,449
iShares Core S&P Mid-Cap ETF	70,502	12,071,352
iShares Edge MSCI Min Vol USA ETF	898,503	42,876,563
iShares Russell 2000 ETF	112,646	15,486,572

		120,223,936

Fixed Income Funds–28.66%
iShares Core U.S. Aggregate Bond ETF	238,579	25,883,436
iShares Core U.S. Credit Bond ETF	70,377	7,735,136
iShares Core U.S. Treasury Bond ETF	362,599	9,083,105
iShares MBS ETF	79,839	8,506,845

		51,208,522

	Number of	Value
	Shares	(U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–4.13%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	7,372,638	$7,372,638

		7,372,638

Total Investment Companies (Cost $172,211,468)		178,805,096

TOTAL VALUE OF SECURITIES–100.08% (Cost $172,211,468)	178,805,096
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(143,818)

NET ASSETS APPLICABLE TO 16,479,024 SHARES OUTSTANDING–100.00%	$178,661,278

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MSCI–Morgan Stanley Capital International

MBS–Mortgage-Backed Security

S&P–Standard & Poor’s

See accompanying notes.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–1

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in iShares Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such underlying ETFs (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices. Investments in government money market funds have a stable NAV.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$172,211,468

Aggregate unrealized appreciation	$7,283,368
Aggregate unrealized depreciation	(689,740)

Net unrealized appreciation	$6,593,628

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:
Assets:
Investment Companies	$178,805,096

There were no Level 3 investments at beginning or end of the period.

During the period of March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–2

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Notes (continued)

3. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–3

LVIP Blended Core Equity Managed Volatility Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENTS–93.04%
Equity Funds–93.04%
*ClearBridge® – Variable Appreciation Portfolio	3,685,552	$142,520,311
T. Rowe Price Capital Opportunity Fund (Investor Class)	3,968,474	95,441,786

Total Affiliated Investments (Cost $212,672,248)		237,962,097

	Number of	Value
	Shares	(U.S. $)

UNAFFILIATED INVESTMENT–6.73%
Money Market Fund–6.73%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	17,211,021	$17,211,021

Total Unaffiliated Investment (Cost $17,211,021)		17,211,021

TOTAL VALUE OF SECURITIES–99.77% (Cost $229,883,269)	255,173,118
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.23%	586,072

NET ASSETS APPLICABLE TO 22,668,800 SHARES OUTSTANDING–100.00%	$255,759,190

*	Series I shares.

«	Includes $694,434 cash collateral held at broker for futures contracts as of March 31, 2017.

The following futures contracts were outstanding at March 31, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
Equity Contracts:
127	E-mini S&P 500 Index	$15,021,771	$14,980,920	6/17/17	$(40,851)
8	E-mini S&P MidCap 400 Index	1,369,673	1,374,560	6/19/17	4,887

Total					$(35,964)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

S&P–Standard & Poor’s

See accompanying notes.

LVIP Blended Core Equity Managed Volatility Fund–1

LVIP Blended Core Equity Managed Volatility Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Blended Core Equity Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in other open-end investment companies, which, in turn, invest at least 80% of their assets in equity securities. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$229,883,269

Aggregate unrealized appreciation	$25,289,849
Aggregate unrealized depreciation	—

Net unrealized appreciation	$25,289,849

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:
Assets:
Affiliated Investments	$237,962,097
Unaffiliated Investment	17,211,021

Total Investments	$255,173,118

Derivatives:
Assets:
Futures Contracts	$4,887

Liabilities:
Futures Contracts	$(40,851)

There were no Level 3 investments at the beginning or end of the period.

LVIP Blended Core Equity Managed Volatility Fund–2

LVIP Blended Core Equity Managed Volatility Fund

Notes (continued)

2. Investments (continued)

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/17	Dividends	Capital Gain Distributions
ClearBridge - Variable Appreciation Portfolio	$129,846,022	$7,733,794	$2,125,753	$(9,836)	$7,076,084	$142,520,311	$—	$—
T. Rowe Price Capital Opportunity Fund - Investor Class	86,121,135	5,015,450	1,567,464	(18,670)	5,891,335	95,441,786	—	—

Total	$215,967,157	$12,749,244	$3,693,217	$(28,506)	$12,967,419	$237,962,097	$—	$—

4. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP Blended Core Equity Managed Volatility Fund–3

LVIP Blended Large Cap Growth Managed Volatility Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK–91.57%
Aerospace & Defense–1.80%
Boeing	11,714	$2,071,738
General Dynamics	8,481	1,587,643
Lockheed Martin	12,253	3,278,903
TransDigm Group	14,902	3,280,824
United Technologies	31,447	3,528,668

		13,747,776

Air Freight & Logistics–0.39%
FedEx	15,190	2,964,329

		2,964,329

Airlines–0.23%
American Airlines Group	30,330	1,282,959
†United Continental Holdings	7,206	509,032

		1,791,991

Banks–2.58%
Bank of America	566,484	13,363,358
Huntington Bancshares	133,215	1,783,749
PNC Financial Services Group	37,719	4,535,333

		19,682,440

Beverages–2.45%
Anheuser-Busch InBev ADR	6,802	746,587
Constellation Brands Class A	11,794	1,911,454
Dr Pepper Snapple Group	10,255	1,004,170
Molson Coors Brewing Class B	63,432	6,071,077
†Monster Beverage	97,424	4,498,066
PepsiCo	40,129	4,488,830

		18,720,184

Biotechnology–2.84%
†Biogen	1,948	532,622
†Celgene	86,303	10,738,682
Gilead Sciences	71,004	4,822,592
†Incyte	7,663	1,024,313
†Regeneron Pharmaceuticals	3,194	1,237,707
Shire ADR	11,000	1,916,530
†Vertex Pharmaceuticals	12,985	1,419,910

		21,692,356

Capital Markets–0.49%
Goldman Sachs Group	1,314	301,852
Intercontinental Exchange	17,428	1,043,414
Morgan Stanley	16,590	710,716
Northern Trust	11,146	965,021
TD Ameritrade Holding	18,927	735,503

		3,756,506

Chemicals–3.30%
Celanese Class A	20,510	1,842,823
Dow Chemical	60,161	3,822,630
Ecolab	67,801	8,498,177
Monsanto	10,600	1,199,920

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Chemicals (continued)
PPG Industries	10,933	$1,148,840
Sherwin-Williams	28,010	8,688,422

		25,200,812

Commercial Services & Supplies–0.31%
Waste Management	32,023	2,335,117

		2,335,117

Communications Equipment–0.25%
Cisco Systems	57,713	1,950,699

		1,950,699

Construction Materials–0.20%
CRH ADR	4,447	156,401
Martin Marietta Materials	1,695	369,934
Vulcan Materials	8,363	1,007,574

		1,533,909

Consumer Finance–1.34%
American Express	46,928	3,712,474
Capital One Financial	52,000	4,506,320
†Santander Consumer USA Holdings	153,439	2,043,807

		10,262,601

Containers & Packaging–0.47%
Ball	12,970	963,152
†Crown Holdings	19,540	1,034,643
International Paper	25,860	1,313,171
†Owens-Illinois	15,150	308,757

		3,619,723

Electric Utilities–1.41%
Avangrid	17,810	761,199
Edison International	16,800	1,337,448
Eversource Energy	16,456	967,284
Exelon	37,084	1,334,282
NextEra Energy	26,257	3,370,611
PG&E	30,962	2,054,638
Pinnacle West Capital	11,709	976,296

		10,801,758

Electrical Equipment–0.48%
AMETEK	37,060	2,004,205
Eaton	22,065	1,636,120

		3,640,325

Energy Equipment & Services–0.41%
Baker Hughes	42,223	2,525,780
Ensco Class A	17,450	156,177
Tenaris ADR	13,190	450,307

		3,132,264

Equity Real Estate Investment Trusts–1.59%
American Tower	32,917	4,000,732
Apartment Investment & Management	24,441	1,083,958

LVIP Blended Large Cap Growth Managed Volatility Fund–1

LVIP Blended Large Cap Growth Managed Volatility Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Boston Properties	11,970	$1,584,948
Crown Castle International	22,026	2,080,356
Equinix	3,143	1,258,363
Park Hotels & Resorts	3,645	93,567
Prologis	16,157	838,225
Simon Property Group	6,906	1,188,039

		12,128,188

Food & Staples Retailing–0.63%
Costco Wholesale	18,923	3,173,198
Walgreens Boots Alliance	19,570	1,625,289

		4,798,487

Food Products–0.33%
Mondelez International	58,426	2,516,992

		2,516,992

Health Care Equipment & Supplies–4.56%
Abbott Laboratories	156,476	6,949,085
Baxter International	28,990	1,503,421
Becton Dickinson & Co.	8,420	1,544,565
†Boston Scientific	84,621	2,104,524
Cooper	32,058	6,408,074
Danaher	104,839	8,966,880
Medtronic	62,930	5,069,641
Stryker	17,320	2,280,178

		34,826,368

Health Care Providers & Services–2.07%
Aetna	20,400	2,602,020
Cardinal Health	10,800	880,740
Cigna	13,020	1,907,300
†HCA Holdings	23,040	2,050,330
McKesson	20,811	3,085,439
UnitedHealth Group	32,470	5,325,405

		15,851,234

Hotels, Restaurants & Leisure–1.41%
Hilton Worldwide Holdings	15,837	925,831
Starbucks	168,400	9,832,876

		10,758,707

Household Durables–0.19%
†Mohawk Industries	6,323	1,451,065

		1,451,065

Industrial Conglomerates–1.58%
3M	14,854	2,842,016
General Electric	104,010	3,099,498
Honeywell International	49,058	6,125,872

		12,067,386

Insurance–3.22%
Allstate	14,000	1,140,860

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Insurance (continued)
American International Group	65,915	$4,115,073
†Athene Holding Class A	23,000	1,149,770
Chubb	7,340	1,000,075
Hartford Financial Services Group	28,338	1,362,208
Manulife Financial (New York Shares)	71,913	1,275,737
Marsh & McLennan	118,953	8,789,437
MetLife	25,895	1,367,774
Prudential Financial	16,540	1,764,487
XL Group	67,148	2,676,519

		24,641,940

Internet & Direct Marketing Retail–4.64%
†Amazon.com	29,034	25,739,802
Expedia	30,232	3,814,371
†Netflix	20,512	3,031,879
†Priceline Group	1,604	2,855,072

		35,441,124

Internet Software & Services–7.27%
†Akamai Technologies	8,040	479,988
†Alphabet Class A	28,453	24,122,453
†Alphabet Class C	6,332	5,252,774
†eBay	50,802	1,705,423
†Facebook Class A	168,891	23,990,966

		55,551,604

IT Services–5.03%
Accenture Class A	7,759	930,149
Alliance Data Systems	6,496	1,617,504
Automatic Data Processing	4,788	490,243
†Cognizant Technology Solutions Class A	7,672	456,637
†FleetCor Technologies	50,433	7,637,069
Global Payments	36,005	2,904,883
Mastercard Class A	88,046	9,902,534
†PayPal Holdings	39,274	1,689,567
Total System Services	8,676	463,819
Visa Class A	138,624	12,319,515

		38,411,920

Life Sciences Tools & Services–0.16%
Thermo Fisher Scientific	8,160	1,253,376

		1,253,376

Machinery–1.46%
Caterpillar	3,827	354,992
Deere & Co.	2,335	254,188
Fortive	119,481	7,195,146
Illinois Tool Works	12,818	1,698,000
Pentair	26,104	1,638,809

		11,141,135

Media–3.62%
†Charter Communications Class A	11,237	3,678,095

LVIP Blended Large Cap Growth Managed Volatility Fund–2

LVIP Blended Large Cap Growth Managed Volatility Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Media (continued)
Comcast Class A	257,361	$9,674,200
Twenty-First Century Fox Class A	104,901	3,397,743
Viacom Class B	57,900	2,699,298
Walt Disney	72,343	8,202,973

		27,652,309

Metals & Mining–0.08%
†Freeport-McMoRan	13,284	177,474
Nucor	6,665	398,034

		575,508

Multi-Utilities–0.54%
Dominion Resources	28,553	2,214,856
Sempra Energy	17,585	1,943,143

		4,157,999

Oil, Gas & Consumable Fuels–3.19%
†Antero Resources	45,686	1,042,098
Chevron	22,724	2,439,876
†Diamondback Energy	8,224	852,952
Exxon Mobil	5,987	490,994
Kinder Morgan	71,603	1,556,649
†Newfield Exploration	159,088	5,871,938
ONEOK	8,088	448,399
†Parsley Energy Class A	160,165	5,206,964
Pioneer Natural Resources	18,743	3,490,509
TransCanada	65,232	3,010,457

		24,410,836

Personal Products–1.92%
Coty Class A	216,095	3,917,802
Estee Lauder Class A	126,556	10,730,683

		14,648,485

Pharmaceuticals–3.35%
Allergan	49,011	11,709,708
AstraZeneca ADR	54,310	1,691,213
Bristol-Myers Squibb	59,940	3,259,537
Eli Lilly & Co.	29,344	2,468,124
Johnson & Johnson	24,060	2,996,673
Merck & Co.	30,503	1,938,161
†Mylan	30,042	1,171,338
Teva Pharmaceutical Industries ADR	10,509	337,234

		25,571,988

Professional Services–1.05%
Equifax	11,573	1,582,492
†IHS Markit	12,386	519,593
†Verisk Analytics Class A	72,605	5,891,170

		7,993,255

Road & Rail–1.34%
Canadian Pacific Railway	41,903	6,156,389
CSX	37,610	1,750,745

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Road & Rail (continued)
JB Hunt Transport Services	23,594	$2,164,514
Kansas City Southern	1,965	168,518

		10,240,166

Semiconductors & Semiconductor Equipment–3.48%
Analog Devices	31,724	2,599,782
Broadcom	60,617	13,272,698
Microchip Technology	44,341	3,271,479
†Micron Technology	40,605	1,173,485
NVIDIA	57,506	6,264,129

		26,581,573

Software–8.69%
Activision Blizzard	121,000	6,033,060
†Adobe Systems	69,389	9,029,591
†Electronic Arts	11,766	1,053,292
Microsoft	419,610	27,635,515
Oracle	47,000	2,096,670
†salesforce.com	109,041	8,994,792
†ServiceNow	106,327	9,300,423
SS&C Technologies Holdings	12,259	433,969
†Workday Class A	21,872	1,821,500

		66,398,812

Specialty Retail–4.80%
Advance Auto Parts	21,006	3,114,350
Home Depot	91,096	13,375,626
L Brands	3,538	166,640
†O’Reilly Automotive	38,335	10,344,316
TJX	122,623	9,697,027

		36,697,959

Technology Hardware, Storage & Peripherals–4.05%
Apple	207,326	29,784,453
Seagate Technology	24,612	1,130,429

		30,914,882

Textiles, Apparel & Luxury Goods–1.52%
NIKE Class B	198,199	11,045,630
†Under Armour Class C	4,910	89,853
VF	8,432	463,507

		11,598,990

Tobacco–0.85%
Altria Group	66,939	4,780,783
British American Tobacco ADR	25,827	1,712,847

		6,493,630

Total Common Stock (Cost $513,675,886)		699,608,708

LVIP Blended Large Cap Growth Managed Volatility Fund–3

LVIP Blended Large Cap Growth Managed Volatility Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

EXCHANGE-TRADED FUND–0.37%
SPDR® S&P 500 ETF Trust	12,105	$2,853,633

Total Exchange-Traded Fund (Cost $2,498,573)		2,853,633

	Number of	Value
	Shares	(U.S. $)

MONEY MARKET FUND–7.85%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	59,993,613	$59,993,613

Total Money Market Fund (Cost $59,993,613)		59,993,613

TOTAL VALUE OF SECURITIES–99.79% (Cost $576,168,072)	762,455,954
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.21%	1,590,508

NET ASSETS APPLICABLE TO 22,940,287 SHARES OUTSTANDING–100.00%	$764,046,462

†	Non-income producing for the period.

«	Includes $2,096,677 cash collateral held at broker for futures contracts as of March 31, 2017.

Summary of Abbreviations:

ADR–American Depositary Receipt

ETF–Exchange Traded Fund

IT–Information Technology

SPDR–Standard & Poor’s Depositary Receipt

The following futures contracts were outstanding at March 31, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
Equity Contracts:
415	E-mini S&P 500 Index	$49,087,127	$48,953,400	6/17/17	$(133,727)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

See accompanying notes.

LVIP Blended Large Cap Growth Managed Volatility Fund–4

LVIP Blended Large Cap Growth Managed Volatility Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Blended Large Cap Growth Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities and exchange-traded funds (“ETFs”) except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Equity securities or ETFs listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$576,168,072

Aggregate unrealized appreciation	$192,578,269
Aggregate unrealized depreciation	(6,290,387)

Net unrealized appreciation	$186,287,882

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Blended Large Cap Growth Managed Volatility Fund–5

LVIP Blended Large Cap Growth Managed Volatility Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:
Assets:
Common Stock	$699,608,708
Exchange-Traded Fund	2,853,633
Money Market Fund	59,993,613

Total Investments	$762,455,954

Derivatives:
Liabilities:
Futures Contracts	$(133,727)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

4. Subsequent Events

Effective May 1, 2017, Goldman Sachs Asset Management, L.P. will replace UBS Asset Management (Americas) Inc. as a sub-adviser to the Fund.

LVIP Blended Large Cap Growth Managed Volatility Fund–6

LVIP Blended Mid Cap Managed Volatility Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–91.37%
Aerospace & Defense–0.63%
Rockwell Collins	15,000	$1,457,400
Textron	14,000	666,260
TransDigm Group	5,000	1,100,800

		3,224,460

Air Freight & Logistics–1.20%
CH Robinson Worldwide	7,400	571,946
Expeditors International of Washington	99,734	5,633,974

		6,205,920

Airlines–0.70%
Alaska Air Group	10,800	995,976
Allegiant Travel	1,700	272,425
Copa Holdings Class A	4,600	516,350
Southwest Airlines	10,000	537,600
†Spirit Airlines	5,800	307,806
†United Continental Holdings	13,600	960,704

		3,590,861

Auto Components–1.22%
BorgWarner	129,937	5,430,067
Delphi Automotive	10,600	853,194

		6,283,261

Automobiles–0.26%
Ferrari	6,900	513,084
Harley-Davidson	5,600	338,800
†Tesla	1,800	500,940

		1,352,824

Banks–2.80%
BankUnited	13,100	488,761
Citizens Financial Group	23,500	811,925
Fifth Third Bancorp	21,100	535,940
First Republic Bank	62,303	5,844,644
†Signature Bank	31,067	4,610,032
†SVB Financial Group	6,700	1,246,803
Webster Financial	18,585	929,993

		14,468,098

Beverages–0.56%
Brown-Forman Class B	22,200	1,025,196
Constellation Brands Class A	2,200	356,554
Dr Pepper Snapple Group	13,900	1,361,088
†Monster Beverage	3,300	152,361

		2,895,199

Biotechnology–4.26%
†ACADIA Pharmaceuticals	120,832	4,154,204
†Agios Pharmaceuticals	3,800	221,920
†Alexion Pharmaceuticals	3,400	412,216
†Alkermes	92,094	5,387,499
†Alnylam Pharmaceuticals	4,000	205,000

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†BioMarin Pharmaceutical	54,696	$4,801,215
†Bluebird Bio	4,900	445,410
†Incyte	15,200	2,031,784
†Intercept Pharmaceuticals	2,100	237,510
†Ironwood Pharmaceuticals	29,900	510,094
†Neurocrine Biosciences	12,895	558,353
†Seattle Genetics	8,800	553,168
†TESARO	7,369	1,133,868
†Ultragenyx Pharmaceutical	3,200	216,896
†United Therapeutics	3,000	406,140
†Vertex Pharmaceuticals	6,400	699,840

		21,975,117

Building Products–1.95%
Allegion	32,068	2,427,548
AO Smith	53,373	2,730,563
Fortune Brands Home & Security	80,165	4,878,040

		10,036,151

Capital Markets–4.30%
CBOE Holdings	23,700	1,921,359
CME Group	49,922	5,930,734
†E*TRADE Financial	20,800	725,712
FactSet Research Systems	2,700	445,257
Financial Engines	9,100	396,305
Intercontinental Exchange	5,500	329,285
Invesco	7,200	220,536
Lazard Class A	23,800	1,094,562
MarketAxess Holdings	9,041	1,695,097
Moody’s	11,800	1,322,072
MSCI	7,200	699,768
Northern Trust	61,683	5,340,514
State Street	11,300	899,593
TD Ameritrade Holding	26,700	1,037,562
WisdomTree Investments	16,600	150,728

		22,209,084

Chemicals–1.99%
Air Products & Chemicals	5,300	717,037
Ashland Global Holdings	8,800	1,089,528
†Axalta Coating Systems	50,012	1,610,386
Celanese Class A	7,400	664,890
CF Industries Holdings	15,663	459,709
NewMarket	1,100	498,553
PolyOne	9,900	337,491
RPM International	22,900	1,260,187
Scotts Miracle-Gro Class A	19,225	1,795,423
Sherwin-Williams	4,400	1,364,836
Valvoline	18,700	459,085

		10,257,125

Commercial Services & Supplies–0.91%
†Copart	11,700	724,581

LVIP Blended Mid Cap Managed Volatility Fund–1

LVIP Blended Mid Cap Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies (continued)
KAR Auction Services	19,600	$855,932
Ritchie Bros Auctioneers	11,600	381,640
Rollins	25,100	931,963
†Stericycle	7,600	629,964
Waste Connections	13,000	1,146,860

		4,670,940

Communications Equipment–1.74%
†Arista Networks	12,293	1,625,995
†F5 Networks	4,000	570,280
Harris	49,723	5,532,678
Motorola Solutions	5,500	474,210
†Palo Alto Networks	6,900	777,492

		8,980,655

Construction & Engineering–0.09%
Valmont Industries	3,000	466,500

		466,500

Construction Materials–0.54%
Eagle Materials	5,500	534,270
Vulcan Materials	18,900	2,277,072

		2,811,342

Containers & Packaging–0.50%
Ball	23,700	1,759,962
Sealed Air	19,300	841,094

		2,601,056

Diversified Consumer Services–0.31%
Service Corp. International	39,600	1,222,848
†Sotheby’s	8,500	386,580

		1,609,428

Electrical Equipment–0.97%
Acuity Brands	2,400	489,600
AMETEK	11,200	605,696
†Generac Holdings	67,603	2,520,240
Hubbell	3,900	468,195
†Sensata Technologies Holding	20,900	912,703

		4,996,434

Electronic Equipment, Instruments & Components–1.80%
Amphenol Class A	28,200	2,006,994
Cognex	5,900	495,305
†IPG Photonics	4,900	591,430
†Keysight Technologies	8,919	322,333
†Trimble	184,152	5,894,705

		9,310,767

Energy Equipment & Services–0.07%
Oceaneering International	12,500	338,500

		338,500

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Equity Real Estate Investment Trusts–2.11%
American Campus Communities	12,000	$571,080
Crown Castle International	15,100	1,426,195
CubeSmart	17,700	459,492
Equinix	5,500	2,202,035
Federal Realty Investment Trust	4,800	640,800
Iron Mountain	19,700	702,699
MGM Growth Properties	23,100	624,855
†SBA Communications	19,900	2,395,363
SL Green Realty	6,200	661,044
Taubman Centers	7,600	501,752
VEREIT	80,009	679,276

		10,864,591

Food & Staples Retailing–1.20%
Casey’s General Stores	4,000	449,000
PriceSmart	3,400	313,480
†Sprouts Farmers Market	21,700	501,704
Whole Foods Market	166,155	4,938,127

		6,202,311

Food Products–3.29%
†Blue Buffalo Pet Products	133,493	3,070,339
Conagra Brands	23,200	935,888
Flowers Foods	29,500	572,595
†Hain Celestial Group	103,440	3,847,968
Hershey	13,600	1,485,800
JM Smucker	5,200	681,616
McCormick & Co.	12,800	1,248,640
Pinnacle Foods	13,300	769,671
Snyder’s-Lance	87,972	3,546,151
Tyson Foods Class A	12,900	796,059

		16,954,727

Gas Utilities–0.14%
Atmos Energy	8,900	703,011

		703,011

Health Care Equipment & Supplies–5.57%
†Align Technology	41,632	4,775,607
Cooper	7,700	1,539,153
CR Bard	5,100	1,267,554
DENTSPLY SIRONA	16,452	1,027,263
†Edwards Lifesciences	52,082	4,899,354
†Hologic	38,600	1,642,430
†IDEXX Laboratories	9,600	1,484,256
†Intuitive Surgical	13,479	10,331,249
STERIS	6,500	451,490
Teleflex	4,800	929,904
West Pharmaceutical Services	4,800	391,728

		28,739,988

Health Care Providers & Services–2.58%
†Acadia Healthcare	56,631	2,469,112

LVIP Blended Mid Cap Managed Volatility Fund–2

LVIP Blended Mid Cap Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
AmerisourceBergen	12,500	$1,106,250
†Centene	16,000	1,140,160
†DaVita	8,600	584,542
†Envision Healthcare	6,810	417,589
†Henry Schein	7,000	1,189,790
Humana	2,200	453,508
†Laboratory Corp. of America Holdings	27,893	4,001,809
†MEDNAX	5,500	381,590
Universal Health Services Class B	7,100	883,595
†WellCare Health Plans	4,900	687,029

		13,314,974

Health Care Technology–0.45%
†athenahealth	1,900	214,111
†Cerner	15,500	912,175
†Medidata Solutions	6,500	374,985
†Veeva Systems Class A	16,100	825,608

		2,326,879

Hotels, Restaurants & Leisure–2.66%
Aramark	16,500	608,355
Bloomin’ Brands	17,500	345,275
Brinker International	7,300	320,908
†Chipotle Mexican Grill	1,100	490,072
Choice Hotels International	9,100	569,660
Dunkin’ Brands Group	101,540	5,552,207
Extended Stay America	23,800	379,372
†Hilton Grand Vacations	2,570	73,656
Hilton Worldwide Holdings	8,566	500,768
Marriott International Class A	13,600	1,280,848
MGM Resorts International	35,000	959,000
†Norwegian Cruise Line Holdings	9,900	502,227
†Panera Bread Class A	2,100	549,927
Papa John’s International	6,500	520,260
Royal Caribbean Cruises	5,800	569,038
Wynn Resorts	4,300	492,823

		13,714,396

Household Durables–0.97%
†Mohawk Industries	4,600	1,055,654
Newell Brands	26,600	1,254,722
†NVR	420	884,890
PulteGroup	19,300	454,515
†Tempur Sealy International	8,700	404,202
†Toll Brothers	12,800	462,208
Whirlpool	2,900	496,857

		5,013,048

Household Products–0.32%
Church & Dwight	22,400	1,117,088
Clorox	3,900	525,837

		1,642,925

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Industrial Conglomerates–0.21%
Roper Technologies	5,200	$1,073,748

		1,073,748

Insurance–0.55%
FNF Group	34,200	1,331,748
Progressive	16,600	650,388
Willis Towers Watson	6,500	850,785

		2,832,921

Internet & Direct Marketing Retail–0.54%
†Ctrip.com International ADR	18,300	899,445
†Duluth Holdings	44,561	948,704
†TripAdvisor	4,100	176,956
†Vipshop Holdings ADR	28,500	380,190
†Wayfair Class A	9,000	364,410

		2,769,705

Internet Software & Services–4.48%
†CoStar Group	32,095	6,650,726
†GrubHub	123,411	4,058,988
†Match Group	36,000	587,880
MercadoLibre	25,784	5,452,542
†Pandora Media	363,397	4,291,719
†VeriSign	18,000	1,567,980
†Zillow Group	15,200	513,912

		23,123,747

IT Services–3.16%
Alliance Data Systems	4,900	1,220,100
†Black Knight Financial Services Class A	26,300	1,007,290
Booz Allen Hamilton Holding	18,100	640,559
†CoreLogic	24,800	1,009,856
CSRA	26,700	782,043
†EPAM Systems	7,200	543,744
Fidelity National Information Services	18,900	1,504,818
†Fiserv	21,200	2,444,572
†FleetCor Technologies	4,800	726,864
†Gartner	9,400	1,015,106
Genpact	19,000	470,440
Global Payments	14,200	1,145,656
Paychex	9,500	559,550
Sabre	46,200	978,978
†Vantiv Class A	25,500	1,635,060
†WEX	5,900	610,650

		16,295,286

Leisure Products–1.11%
Mattel	27,000	691,470
Polaris Industries	60,273	5,050,877

		5,742,347

Life Sciences Tools & Services–0.93%
Agilent Technologies	18,000	951,660

LVIP Blended Mid Cap Managed Volatility Fund–3

LVIP Blended Mid Cap Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
Bruker	19,600	$457,268
†Illumina	8,378	1,429,622
†Mettler-Toledo International	2,643	1,265,759
†Quintiles IMS Holdings	8,700	700,611

		4,804,920

Machinery–3.28%
†Colfax	11,800	463,268
Donaldson	12,000	546,240
Flowserve	8,600	416,412
Fortive	10,500	632,310
Graco	9,900	931,986
IDEX	46,425	4,341,202
†Middleby	4,800	654,960
Nordson	4,000	491,360
PACCAR	6,800	456,960
Snap-on	5,200	877,084
Toro	12,100	755,766
†WABCO Holdings	19,900	2,336,658
Wabtec	45,829	3,574,662
Xylem	8,800	441,936

		16,920,804

Marine–0.06%
†Kirby	4,400	310,420

		310,420

Media–0.36%
Interpublic Group	33,300	818,181
Omnicom Group	11,800	1,017,278

		1,835,459

Metals & Mining–0.17%
Carpenter Technology	4,400	164,120
Compass Minerals International	4,200	284,970
Silver Wheaton (New York Shares)	20,200	420,968

		870,058

Multiline Retail–0.68%
Dollar General	31,300	2,182,549
†Dollar Tree	16,900	1,325,974

		3,508,523

Multi-Utilities–0.12%
NiSource	26,100	620,919

		620,919

Oil, Gas & Consumable Fuels–2.65%
Cabot Oil & Gas	110,660	2,645,881
†=Centennial Resource	8,036	139,171
†Centennial Resource Development Class A	18,000	328,140
Cimarex Energy	19,858	2,372,832
†Concho Resources	4,000	513,360

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Continental Resources	59,795	$2,715,889
†Diamondback Energy	4,300	445,975
EQT	5,700	348,270
†Jagged Peak Energy	24,000	312,960
Noble Energy	75,460	2,591,296
†Parsley Energy Class A	6,500	211,315
Pioneer Natural Resources	2,400	446,952
Range Resources	6,400	186,240
Tesoro	5,000	405,300

		13,663,581

Pharmaceuticals–2.63%
†Akorn	8,000	192,640
†Catalent	14,200	402,144
†Endo International	14,500	161,820
†Horizon Pharma	15,300	226,134
†Jazz Pharmaceuticals	8,603	1,248,553
†Mallinckrodt	6,500	289,705
†Pacira Pharmaceuticals	41,620	1,897,872
Zoetis	171,888	9,173,662

		13,592,530

Professional Services–2.16%
Equifax	13,400	1,832,316
†IHS Markit	29,183	1,224,227
ManpowerGroup	5,600	574,392
Nielsen Holdings	24,000	991,440
Robert Half International	8,500	415,055
†TransUnion	23,200	889,720
†Verisk Analytics Class A	64,484	5,232,232

		11,159,382

Real Estate Management & Development–0.16%
Jones Lang LaSalle	7,500	835,875

		835,875

Road & Rail–0.52%
†Avis Budget Group	7,800	230,724
†Genesee & Wyoming	5,700	386,802
JB Hunt Transport Services	6,200	568,788
Kansas City Southern	6,600	566,016
Landstar System	3,400	291,210
Old Dominion Freight Line	7,700	658,889

		2,702,429

Semiconductors & Semiconductor Equipment–2.90%
†Integrated Device Technology	14,100	333,747
KLA-Tencor	7,700	732,039
Maxim Integrated Products	75,284	3,384,769
Microchip Technology	104,038	7,675,924
†Microsemi	14,600	752,338
Skyworks Solutions	13,500	1,322,730

LVIP Blended Mid Cap Managed Volatility Fund–4

LVIP Blended Mid Cap Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Xilinx	12,900	$746,781

		14,948,328

Software–7.73%
†ANSYS	3,600	384,732
†Atlassian	43,500	1,302,825
†Autodesk	8,400	726,348
†Electronic Arts	93,367	8,358,214
†Ellie Mae	30,346	3,042,793
†Fortinet	11,800	452,530
†Guidewire Software	61,591	3,469,421
Intuit	12,600	1,461,474
†Proofpoint	5,400	401,544
†Red Hat	72,369	6,259,919
†ServiceNow	78,104	6,831,757
†Snap Class A	10,600	238,818
†Splunk	12,800	797,312
SS&C Technologies Holdings	25,800	913,320
†Synopsys	8,100	584,253
†Tableau Software Class A	15,980	791,809
†Tyler Technologies	13,033	2,014,380
†Ultimate Software Group	4,100	800,361
†Workday Class A	10,500	874,440
†Zendesk	6,300	176,652

		39,882,902

Specialty Retail–6.25%
†AutoZone	2,835	2,049,847
†Burlington Stores	16,900	1,644,201
†CarMax	21,700	1,285,074
Dick’s Sporting Goods	20,700	1,007,262
†Five Below	9,000	389,790
L Brands	18,400	866,640
†Michaels	35,000	783,650
†O’Reilly Automotive	8,000	2,158,720
Ross Stores	32,800	2,160,536
Signet Jewelers	9,200	637,284
Tiffany & Co.	74,751	7,123,770
Tractor Supply	95,640	6,596,291

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
†Ulta Beauty	4,900	$1,397,627
Williams-Sonoma	77,022	4,129,920

		32,230,612

Textiles, Apparel & Luxury Goods–2.73%
Burberry Group	147,493	3,185,848
Carter’s	9,700	871,060
Coach	26,500	1,095,245
Hanesbrands	33,600	697,536
†Kate Spade & Co.	153,503	3,565,875
†Lululemon athletica	68,411	3,548,478
PVH	8,400	869,148
Wolverine World Wide	9,600	239,712

		14,072,902

Trading Companies & Distributors–1.90%
Fastenal	184,715	9,512,823
WW Grainger	1,300	302,588

		9,815,411

Total Common Stock (Cost $412,890,692)		471,373,381

MASTER LIMITED PARTNERSHIPS–0.44%
Oaktree Capital Group	50,914	2,306,404

Total Master Limited Partnerships (Cost $2,326,099)		2,306,404

MONEY MARKET FUND–8.06%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	41,572,641	41,572,641

Total Money Market Fund (Cost $41,572,641)		41,572,641

TOTAL VALUE OF SECURITIES–99.87% (Cost $456,789,432)	515,252,426
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.13%	656,830

NET ASSETS APPLICABLE TO 41,546,227 SHARES OUTSTANDING–100.00%	$515,909,256

†	Non-income producing for the period.

«	Includes $1,351,242 cash collateral held at broker for futures contracts as of March 31, 2017.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2017, the aggregate value of fair valued securities was $139,171, which represents 0.03% of the Fund’s net assets.

LVIP Blended Mid Cap Managed Volatility Fund–5

LVIP Blended Mid Cap Managed Volatility Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
Equity Contracts:
43	E-mini Russell 2000 Index	$2,940,722	$2,976,460	6/19/17	$35,738
79	E-mini S&P 500 Index	9,344,142	9,318,840	6/17/17	(25,302)
127	E-mini S&P MidCap 400 Index	21,743,643	21,821,140	6/19/17	77,497

Total					$87,933

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depository Receipt

IT–Information Technology

S&P–Standard & Poor’s

See accompanying notes.

LVIP Blended Mid Cap Managed Volatility Fund–6

LVIP Blended Mid Cap Managed Volatility Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Blended Mid Cap Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between their bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available, are generally valued at fair value as determined in good faith under the policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$456,789,432

Aggregate unrealized appreciation	$73,189,369
Aggregate unrealized depreciation	(14,726,375)

Net unrealized appreciation	$58,462,994

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Blended Mid Cap Managed Volatility Fund–7

LVIP Blended Mid Cap Managed Volatility Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Total
Investments:

Assets:
Common Stock
Aerospace & Defense	$3,224,460	$—	$3,224,460
Air Freight & Logistics	6,205,920	—	6,205,920
Airlines	3,590,861	—	3,590,861
Auto Components	6,283,261	—	6,283,261
Automobiles	1,352,824	—	1,352,824
Banks	14,468,098	—	14,468,098
Beverages	2,895,199	—	2,895,199
Biotechnology	21,975,117	—	21,975,117
Building Products	10,036,151	—	10,036,151
Capital Markets	22,209,084	—	22,209,084
Chemicals	10,257,125	—	10,257,125
Commercial Services & Supplies	4,670,940	—	4,670,940
Communications Equipment	8,980,655	—	8,980,655
Construction & Engineering	466,500	—	466,500
Construction Materials	2,811,342	—	2,811,342
Containers & Packaging	2,601,056	—	2,601,056
Diversified Consumer Services	1,609,428	—	1,609,428
Electrical Equipment	4,996,434	—	4,996,434
Electronic Equipment, Instruments & Components	9,310,767	—	9,310,767
Energy Equipment & Services	338,500	—	338,500
Equity Real Estate Investment Trusts	10,864,591	—	10,864,591
Food & Staples Retailing	6,202,311	—	6,202,311
Food Products	16,954,727	—	16,954,727
Gas Utilities	703,011	—	703,011
Health Care Equipment & Supplies	28,739,988	—	28,739,988
Health Care Providers & Services	13,314,974	—	13,314,974
Health Care Technology	2,326,879	—	2,326,879
Hotels, Restaurants & Leisure	13,714,396	—	13,714,396
Household Durables	5,013,048	—	5,013,048
Household Products	1,642,925	—	1,642,925
Industrial Conglomerates	1,073,748	—	1,073,748
Insurance	2,832,921	—	2,832,921
Internet & Direct Marketing Retail	2,769,705	—	2,769,705
Internet Software & Services	23,123,747	—	23,123,747
IT Services	16,295,286	—	16,295,286
Leisure Products	5,742,347	—	5,742,347
Life Sciences Tools & Services	4,804,920	—	4,804,920
Machinery	16,920,804	—	16,920,804
Marine	310,420	—	310,420
Media	1,835,459	—	1,835,459
Metals & Mining	870,058	—	870,058
Multiline Retail	3,508,523	—	3,508,523
Multi-Utilities	620,919	—	620,919
Oil, Gas & Consumable Fuels	13,524,410	139,171	13,663,581
Pharmaceuticals	13,592,530	—	13,592,530
Professional Services	11,159,382	—	11,159,382
Real Estate Management & Development	835,875	—	835,875
Road & Rail	2,702,429	—	2,702,429
Semiconductors & Semiconductor Equipment	14,948,328	—	14,948,328
Software	39,882,902	—	39,882,902
Specialty Retail	32,230,612	—	32,230,612

LVIP Blended Mid Cap Managed Volatility Fund–8

LVIP Blended Mid Cap Managed Volatility Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Total
Investments:

Assets:
Textiles, Apparel & Luxury Goods	$14,072,902	$—	$14,072,902
Trading Companies & Distributors	9,815,411	—	9,815,411
Master Limited Partnerships	2,306,404	—	2,306,404
Money Market Fund	41,572,641	—	41,572,641

Total Investments	$515,113,255	$139,171	$515,252,426

Derivatives:
Assets:
Futures Contracts	$113,235	$—	$113,235

Liabilities:
Futures Contracts	$(25,302)	$—	$(25,302)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP Blended Mid Cap Managed Volatility Fund–9

LVIP Clarion Global Real Estate Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–98.50%
Australia–6.01%
†=BGP Holdings	4,536,115	$0
Dexus Property Group	344,393	2,570,646
Goodman Group	1,182,792	6,994,275
GPT Group	1,006,687	3,960,911
Mirvac Group	927,822	1,552,395
Scentre Group	2,563,936	8,403,454

		23,481,681

Austria–0.38%
†BUWOG	59,324	1,496,734

		1,496,734

France–3.64%
Gecina	31,344	4,253,286
Klepierre	173,154	6,734,916
Unibail-Rodamco	13,826	3,231,632

		14,219,834

Germany–3.70%
#ADO Properties 144A	43,005	1,542,409
Deutsche Wohnen	93,191	3,068,480
†LEG Immobilien	81,277	6,662,512
Vonovia	90,087	3,174,342

		14,447,743

∎Hong Kong–10.10%
Cheung Kong Property Holdings	1,311,500	8,834,462
Hang Lung Properties	2,432,000	6,321,354
Hongkong Land Holdings	485,800	3,735,802
Link REIT	1,116,200	7,820,510
New World Development	765,000	941,054
Sun Hung Kai Properties	603,900	8,874,140
Swire Properties	925,200	2,964,354

		39,491,676

Japan–11.08%
Activia Properties	489	2,332,336
Daito Trust Construction	18,500	2,541,609
Hulic	312,100	2,935,136
Japan Retail Fund Investment	2,408	4,723,859
Kenedix Office Investment	657	3,871,302
Mitsubishi Estate	71,800	1,309,207
Mitsui Fudosan	469,200	10,005,217
Mori Hills REIT Investment	2,167	2,904,127
Nippon Prologis REIT	3,025	6,556,476
Orix JREIT	2,700	4,278,092
Sumitomo Realty & Development	72,000	1,866,451

		43,323,812

Netherlands–0.81%
Eurocommercial Properties CVA	53,099	1,904,156
NSI	306,761	1,259,922

		3,164,078

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Singapore–0.80%
Global Logistic Properties	1,082,800	$2,151,899
Mapletree Commercial Trust	911,718	997,197

		3,149,096

Spain–0.27%
Hispania Activos Inmobiliarios SOCIMI	74,305	1,067,748

		1,067,748

Sweden–0.77%
Fabege	48,371	769,232
Hufvudstaden Class A	150,750	2,234,168

		3,003,400

Switzerland–0.50%
PSP Swiss Property	21,388	1,946,305

		1,946,305

United Kingdom–4.65%
Great Portland Estates	193,429	1,578,892
Hammerson	447,752	3,203,244
Land Securities Group	535,350	7,103,137
Safestore Holdings	249,568	1,185,071
Segro	461,178	2,635,969
Tritax Big Box REIT	445,954	807,932
UNITE Group	208,554	1,663,157

		18,177,402

United States–55.79%
Alexandria Real Estate Equities	41,900	4,630,788
American Campus Communities	80,000	3,807,200
American Homes 4 Rent Class A	116,896	2,683,932
AvalonBay Communities	48,965	8,989,974
Boston Properties	28,600	3,786,926
Colony Starwood Homes	60,300	2,047,185
Crown Castle International	38,113	3,599,773
CubeSmart	90,830	2,357,947
DCT Industrial Trust	91,150	4,386,138
DDR	362,900	4,547,137
DiamondRock Hospitality	139,200	1,552,080
Digital Realty Trust	74,200	7,894,138
Equinix	10,000	4,003,700
Equity Residential	64,250	3,997,635
Forest City Realty Trust	69,200	1,507,176
Gaming and Leisure Properties	183,000	6,115,860
GGP	497,600	11,534,368
HCP	172,500	5,395,800
Healthcare Realty Trust	106,600	3,464,500
Healthcare Trust of America Class A	100,957	3,176,107
Host Hotels & Resorts	366,300	6,835,158
Hudson Pacific Properties	88,040	3,049,706
†Invitation Homes	92,000	2,008,360
Kilroy Realty	56,900	4,101,352
Kimco Realty	233,130	5,149,842

LVIP Clarion Global Real Estate Fund–1

LVIP Clarion Global Real Estate Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States (continued)
Mid-America Apartment Communities	49,400	$5,025,956
Paramount Group	137,900	2,235,359
Prologis	222,290	11,532,405
Public Storage	43,300	9,478,803
Regency Centers	101,600	6,745,224
Simon Property Group	103,000	17,719,090
SL Green Realty	71,200	7,591,344
Spirit Realty Capital	463,224	4,692,459
Sun Communities	88,600	7,117,238
Sunstone Hotel Investors	211,666	3,244,840
UDR	160,000	5,801,600
VEREIT	709,200	6,021,108
Vornado Realty Trust	97,881	9,818,443
Welltower	147,100	10,417,622

		218,064,273

Total Common Stock (Cost $312,740,650)		385,033,782

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–0.89%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	3,465,573	$3,465,573

Total Money Market Fund (Cost $3,465,573)		3,465,573

TOTAL VALUE OF SECURITIES–99.39% (Cost $316,206,223)	388,499,355
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.61%	2,384,763

NET ASSETS APPLICABLE TO 42,900,789 SHARES OUTSTANDING–100.00%	$390,884,118

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2017, the aggregate value of Rule 144A securities was $1,542,409, which represents 0.39% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

∎	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2017, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets.

The following foreign currency exchange contracts were outstanding at March 31, 2017:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BBH	EUR	120,637	USD	(129,397)	4/3/17	$(684)
BBH	EUR	16,972	USD	(18,140)	4/4/17	(31)
BBH	JPY	1,674,802	USD	(15,091)	4/3/17	(46)
BBH	SEK	194,704	USD	(21,791)	4/4/17	(59)
BNYM	GBP	(6,822)	USD	8,502	4/5/17	(46)
BNYM	SEK	(422,853)	USD	47,526	4/3/17	330

Total						$(536)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP Clarion Global Real Estate Fund–2

LVIP Clarion Global Real Estate Fund

Schedule of Investments (continued)

Summary of Abbreviations:

BBH–Brown Brothers Harriman, New York

BNYM–Bank of New York Mellon

CVA–Dutch Certificate

EUR–Euro

GBP–British Pound Sterling

JPY–Japanese Yen

REIT–Real Estate Investment Trust

SEK–Swedish Krona

USD–U.S. Dollar

See accompanying notes

LVIP Clarion Global Real Estate Fund–3

LVIP Clarion Global Real Estate Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Clarion Global Real Estate Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between their bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$316,206,223

Aggregate unrealized appreciation	$83,900,844
Aggregate unrealized depreciation	(11,607,712)

Net unrealized appreciation	$72,293,132

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Clarion Global Real Estate Fund–4

LVIP Clarion Global Real Estate Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Total
Investments:

Assets:
Common Stock	$385,033,782	$—	$385,033,782
Money Market Fund	3,465,573	—	3,465,573

Total Investments	$388,499,355	$—	$388,499,355

Derivatives:
Assets:
Foreign Currency Exchange Contracts	$—	$330	$330

Liabilities:
Foreign Currency Exchange Contracts	$—	$(866)	$(866)

The value of Level 3 investments was zero at the end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that result from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP Clarion Global Real Estate Fund–5

LVIP ClearBridge Large Cap Managed Volatility Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.73%
Equity Funds–92.94%
ClearBridge® –
Variable Aggressive Growth Portfolio	1,432,139	$39,011,469
Variable Appreciation Portfolio	1,005,876	38,897,216
*QS Batterymarch® –
U.S. Large Cap Equity Fund	549,415	9,746,619
*QS Batterymarch Insurance Series® –
Global Dividend Fund	813,291	9,857,089

		97,512,393

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)

Money Market Fund–6.79%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	7,118,942	$7,118,942

		7,118,942

Total Investment Companies (Cost $99,268,063)		104,631,335

TOTAL VALUE OF SECURITIES–99.73% (Cost $99,268,063)	104,631,335
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.27%	287,528

NET ASSETS APPLICABLE TO 10,571,266 SHARES OUTSTANDING–100.00%	$104,918,863

*	Institutional Class shares.

«	Includes $214,699 cash collateral and $53,632 foreign currencies collateral held at broker for futures contracts as of March 31, 2017.

The following futures contracts were outstanding at March 31, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
Currency Contracts:
2	British Pound	$152,474	$156,950	6/20/17	$4,476
2	Euro	264,869	268,050	6/20/17	3,181
1	Japanese Yen	109,584	112,644	6/20/17	3,060

					10,717

Equity Contracts:
42	E-mini S&P 500 Index	4,967,780	4,954,320	6/17/17	(13,460)
4	E-mini S&P MidCap 400 Index	684,849	687,280	6/19/17	2,431
7	Euro STOXX 50 Index	249,280	255,840	6/19/17	6,559
1	FTSE 100 Index	91,028	91,155	6/19/17	127
1	Nikkei 225 Index (OSE)	172,793	169,855	6/9/17	(2,938)

					(7,281)

Total					$3,436

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes.

LVIP ClearBridge Large Cap Managed Volatility Fund–1

LVIP ClearBridge Large Cap Managed Volatility Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP ClearBridge Large Cap Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation or other unaffiliated managers, primarly ClearBridge Funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$99,268,063

Aggregate unrealized appreciation	$5,363,272
Aggregate unrealized depreciation	—

Net unrealized appreciation	$5,363,272

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP ClearBridge Large Cap Managed Volatility Fund–2

LVIP ClearBridge Large Cap Managed Volatility Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:

Assets:
Investment Companies	$104,631,335

Derivatives:
Assets:
Futures Contracts	$19,834

Liabilities:
Futures Contracts	$(16,398)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP ClearBridge Large Cap Managed Volatility Fund–3

LVIP Delaware Bond Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–5.45%
Fannie Mae Connecticut Avenue Securities
•Series 2015-C04 2M1 2.682% 4/25/28	3,485,499	$3,495,557
•Series 2016-C04 1M1 2.432% 1/25/29	4,557,547	4,607,360
•Series 2016-C05 2M1 2.332% 1/25/29	2,754,482	2,769,903
•Series 2017-C01 1M1 2.282% 7/25/29	3,780,375	3,798,628
•*Fannie Mae Interest Strip Series 413 167 4.50% 7/25/42	87,970	21,646
Fannie Mae REMIC Trust Series 2004-W11 1A2 6.50% 5/25/44	122,994	141,992
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	2,172	2,520
Series 2002-83 GH 5.00% 12/25/17	194,500	195,851
Series 2003-38 MP 5.50% 5/25/23	1,187,655	1,284,463
Series 2005-70 PA 5.50% 8/25/35	424,971	475,077
Series 2005-110 MB 5.50% 9/25/35	241,584	254,168
Series 2007-40 PT 5.50% 5/25/37	126,247	139,526
•*Series 2008-15 SB 5.618% 8/25/36	910,185	172,883
Series 2009-11 LC 4.50% 3/25/49	41,506	44,105
Series 2009-11 MP 7.00% 3/25/49	46,836	55,046
Series 2010-41 PN 4.50% 4/25/40	235,000	253,610
Series 2010-43 HJ 5.50% 5/25/40	19,276	21,515
Series 2010-96 DC 4.00% 9/25/25	232,205	248,209
•*Series 2010-129 SM 5.018% 11/25/40	4,916,130	797,074
Series 2011-134 PA 4.00% 9/25/40	226,816	233,758
•*Series 2012-51 SA 5.518% 5/25/42	4,110,860	946,470
Series 2012-83 LB 2.50% 8/25/42	1,224,543	1,103,049
*Series 2012-99 AI 3.50% 5/25/39	4,185,996	446,326
*Series 2012-118 AI 3.50% 11/25/37	61,641	7,530
*Series 2012-120 WI 3.00% 11/25/27	9,333,741	944,725

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
•*Series 2012-122 SD 5.118% 11/25/42	10,146,928	$2,084,633
*Series 2012-125 MI 3.50% 11/25/42	102,593	20,542
•*Series 2012-139 NS 5.718% 12/25/42	4,081,530	959,806
Series 2012-145 MZ 3.50% 1/25/43	1,371,276	1,338,445
Series 2013-2 LZ 3.00% 2/25/43	602,371	570,964
Series 2013-6 ZJ 3.00% 2/25/43	572,836	532,760
*Series 2013-7 EI 3.00% 10/25/40	5,851,973	787,799
*Series 2013-20 IH 3.00% 3/25/33	283,909	39,813
*Series 2013-23 IL 3.00% 3/25/33	793,759	107,212
*Series 2013-26 ID 3.00% 4/25/33	5,461,877	766,218
Series 2013-28 YB 3.00% 4/25/43	142,000	135,980
*Series 2013-31 MI 3.00% 4/25/33	1,657,223	237,209
Series 2013-31 NT 3.00% 4/25/43	78,360	80,717
Series 2013-34 GP 3.00% 5/25/42	22,700,365	23,353,071
*Series 2013-38 AI 3.00% 4/25/33	4,819,223	652,122
*Series 2013-43 IX 4.00% 5/25/43	20,182,983	4,767,043
*Series 2013-44 DI 3.00% 5/25/33	16,231,134	2,589,137
Series 2013-44 Z 3.00% 5/25/43	1,362,924	1,284,181
*Series 2013-45 PI 3.00% 5/25/33	1,086,485	160,178
*Series 2013-55 AI 3.00% 6/25/33	12,364,072	1,789,043
Series 2013-59 PY 2.50% 6/25/43	820,000	749,003
Series 2013-62 PY 2.50% 6/25/43	64,000	58,558
*Series 2013-69 IJ 3.00% 7/25/33	2,639,608	383,830
*Series 2014-21 ID 3.50% 6/25/33	61,324	8,072

LVIP Delaware Bond Fund–1

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
*Series 2014-36 MI 3.50% 10/25/33	980,853	$129,061
*Series 2014-64 IT 3.50% 6/25/41	2,402,616	237,076
•*Series 2014-68 BS 5.168% 11/25/44	6,838,905	1,338,856
Series 2014-72 KZ 3.00% 11/25/44	56,980	54,799
*Series 2014-77 AI 3.00% 10/25/40	118,754	13,500
*Series 2014-85 IB 3.00% 12/25/44	150,625	29,440
•*Series 2014-90 SA 5.168% 1/25/45	19,731,638	3,972,225
*Series 2015-10 KI 3.00% 7/25/40	1,944,592	207,935
*Series 2015-27 IA 4.00% 6/25/43	1,806,095	306,110
•*Series 2015-27 SA 5.468% 5/25/45	2,837,962	603,742
Series 2015-40 GZ 3.50% 5/25/45	3,001,270	2,856,365
*Series 2015-44 AI 3.50% 1/25/34	6,368,990	932,795
Series 2015-44 Z 3.00% 9/25/43	7,089,138	6,853,950
*Series 2015-45 AI 3.00% 1/25/33	2,248,653	237,678
*Series 2015-85 BI 4.50% 9/25/43	104,618	20,267
Series 2015-89 AZ 3.50% 12/25/45	995,316	962,094
Series 2015-90 AZ 3.00% 6/25/41	91,587	87,661
•*Series 2015-95 SH 5.018% 1/25/46	9,652,090	2,068,199
*Series 2016-2 HI 3.00% 12/25/41	91,226	12,197
*Series 2016-17 BI 4.00% 2/25/43	92,023	15,667
*Series 2016-30 CI 3.00% 5/25/36	6,792,476	914,617
*Series 2016-33 DI 3.50% 6/25/36	16,668,710	2,608,968
*Series 2016-50 IB 3.00% 2/25/46	926,260	139,665
*Series 2016-54 PI 3.00% 2/25/44	95,995	11,911

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
•*Series 2016-55 SK 5.018% 8/25/46	8,040,668	$1,926,845
•*Series 2016-62 SA 5.018% 9/25/46	15,328,052	3,679,894
•*Series 2016-74 GS 5.018% 10/25/46	16,372,591	4,034,642
Series 2016-79 NC 2.50% 9/25/45	617,253	546,850
*Series 2016-83 PI 3.50% 7/25/45	1,946,767	315,805
•*Series 2016-85 SA 5.018% 11/25/46	16,183,903	3,843,734
*Series 2016-90 CI 3.00% 2/25/45	1,160,737	178,617
*Series 2016-95 IO 3.00% 12/25/46	98,605	19,478
*Series 2016-99 DI 3.50% 1/25/46	4,577,054	764,051
•*Series 2016-105 SA 5.018% 1/25/47	11,086,961	2,368,485
*Series 2017-6 NI 3.50% 3/25/46	946,910	150,584
Series 2017-8 BZ 3.00% 2/25/47	7,280,132	6,530,113
•*Series 2017-8 SG 5.018% 2/25/47	13,538,475	3,021,292
*Series 2017-11 EI 3.00% 3/25/42	13,117,918	1,677,898
*Series 2017-12 JI 3.50% 5/25/40	4,613,969	652,068
*Series 2017-14 AI 3.00% 9/25/42	1,291,611	182,837
•*Series 2017-16 SM 5.068% 3/25/47	8,517,028	1,897,173
*Series 2017-16 WI 3.00% 1/25/45	2,799,317	385,631
Series 2017-16 YT 3.00% 7/25/46	1,865,000	1,826,574
Series 2017-16 YW 3.00% 3/25/47	506,000	465,599
Series 2017-19 MD 3.00% 1/25/47	57,000	53,251
*Series 2017-24 AI 3.00% 8/25/46	5,131,666	679,946
•*Series 2017-25 GS 5.73% 4/25/47	17,610,000	3,081,750
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	171,471	193,643

LVIP Delaware Bond Fund–2

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
Series 2717 MH 4.50% 12/15/18	129,289	$132,331
•Series 3232 KF 1.362% 10/15/36	137,228	137,427
Series 3290 PE 5.50% 3/15/37	34,117	38,190
Series 3656 PM 5.00% 4/15/40	3,547,674	3,892,268
Series 3662 ZB 5.50% 8/15/36	166,530	185,532
•Series 3800 AF 1.412% 2/15/41	318,783	320,030
*Series 3939 EI 3.00% 3/15/26	3,568,138	252,232
*Series 4030 IL 3.50% 4/15/27	121,657	13,573
*Series 4050 EI 4.00% 2/15/39	1,863,839	191,055
Series 4097 VY 1.50% 8/15/42	100,000	81,724
*Series 4100 EI 3.00% 8/15/27	1,597,972	161,522
Series 4102 KG 2.50% 9/15/42	31,000	27,710
*Series 4109 AI 3.00% 7/15/31	19,096,424	2,055,197
*Series 4120 IK 3.00% 10/15/32	10,375,312	1,416,671
*Series 4122 LI 3.00% 10/15/27	163,846	17,195
Series 4142 HA 2.50% 12/15/32	121,210	121,829
*Series 4146 IA 3.50% 12/15/32	5,556,939	875,066
Series 4150 PQ 2.50% 1/15/43	33,494	29,877
Series 4158 ZT 3.00% 1/15/43	470,024	439,908
•*Series 4159 KS 5.238% 1/15/43	5,052,834	1,162,358
*Series 4161 IM 3.50% 2/15/43	2,880,098	651,940
Series 4163 CW 3.50% 4/15/40	882,478	908,147
Series 4171 MN 3.00% 2/15/43	74,000	71,305
Series 4171 Z 3.00% 2/15/43	1,780,912	1,661,439
Series 4180 ZB 3.00% 3/15/43	697,994	681,224
*Series 4181 DI 2.50% 3/15/33	5,030,706	565,848
•*Series 4184 GS 5.208% 3/15/43	8,191,645	1,867,005
*Series 4185 LI 3.00% 3/15/33	4,044,520	564,866
*Series 4191 CI 3.00% 4/15/33	1,688,469	237,439
Series 4210 Z 3.00% 5/15/43	115,338	106,005
*Series 4217 HI 2.50% 6/15/28	329,963	30,061
Series 4226 GZ 3.00% 7/15/43	287,960	268,764
*Series 4251 KI 2.50% 4/15/28	50,231	3,162
*Series 4342 CI 3.00% 11/15/33	64,294	8,328
Series 4356 GZ 2.00% 1/15/43	1,008,950	849,605
*Series 4366 DI 3.50% 5/15/33	111,997	15,250
Series 4391 GZ 2.50% 12/15/40	74,510	70,652
Series 4408 BC 3.00% 11/15/44	156,000	145,230
Series 4419 DC 3.00% 12/15/44	88,000	81,774
*Series 4433 DI 3.00% 8/15/32	239,836	24,200
Series 4435 DY 3.00% 2/15/35	5,504,000	5,463,851
*Series 4449 PI 4.00% 11/15/43	96,974	17,932

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
*Series 4453 DI 3.50% 11/15/33	3,900,304	$497,211
Series 4457 KZ 3.00% 4/15/45	6,545,295	6,119,954
*Series 4476 GI 3.00% 6/15/41	98,602	11,337
*Series 4479 TI 4.00% 7/15/34	1,629,729	259,780
•*Series 4494 SA 5.268% 7/15/45	2,295,002	512,316
*Series 4520 AI 3.50% 10/15/35	2,255,229	363,695
Series 4531 PZ 3.50% 11/15/45	733,391	708,867
*Series 4543 HI 3.00% 4/15/44	4,350,476	665,230
*Series 4567 LI 4.00% 8/15/45	463,612	87,906
*Series 4574 AI 3.00% 4/15/31	88,026	11,271
*Series 4581 LI 3.00% 5/15/36	4,057,510	567,430
Series 4592 WT 5.50% 6/15/46	16,403,175	18,309,754
•*Series 4594 SG 5.088% 6/15/46	401,622	98,140
Series 4614 HB 2.50% 9/15/46	3,937,000	3,520,466
•*Series 4618 SA 5.088% 9/15/46	5,552,954	1,363,885
*Series 4623 IY 4.00% 10/15/46	98,331	22,132
Series 4623 LZ 2.50% 10/15/46	3,350,686	2,859,498
Series 4623 MW 2.50% 10/15/46	3,922,000	3,562,118
*Series 4623 WI 4.00% 8/15/44	98,022	18,231
*Series 4625 BI 3.50% 6/15/46	15,458,474	3,066,746
•*Series 4631 GS 5.088% 11/15/46	22,464,375	4,904,362
Series 4636 NZ 3.00% 12/15/46	4,374,647	4,030,715
*Series 4643 QI 3.50% 9/15/45	141,066	23,234
Series 4648 ND 3.00% 9/15/46	633,732	603,535
•*Series 4648 SA 5.088% 1/15/47	11,969,004	2,737,103
Series 4653 VB 3.00% 4/15/40	959,208	929,750
*Series 4655 TI 3.00% 8/15/36	2,191,892	191,793
*Series 4656 HI 3.50% 5/15/42	204,275	25,321
Series 4657 NW 3.00% 4/15/45	1,002,318	990,552
•*Series 4657 PS 5.088% 2/15/47	3,224,380	687,130
*Series 4660 GI 3.00% 8/15/43	3,642,737	520,016
*Series 4663 AI 3.00% 3/15/42	8,409,833	1,088,064
Freddie Mac Strips
•*Series 267 S5 5.088% 8/15/42	10,378,648	2,104,119
•*Series 284 S6 5.188% 10/15/42	82,856	17,683
•*Series 299 S1 5.088% 1/15/43	7,871,983	1,612,107
•*Series 303 151 4.328% 12/15/42	68,766	16,623
•*Series 303 185 3.517% 1/15/43	78,629	15,777
•*Series 319 S2 5.088% 11/15/43	3,451,368	742,368
•*Series 326 S2 5.038% 3/15/44	5,406,520	1,071,384

LVIP Delaware Bond Fund–3

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes
•Series 2014-DN4 M2 3.382% 10/25/24	196,796	$197,291
•Series 2015-DNA3 M2 3.832% 4/25/28	4,088,276	4,241,396
•Series 2015-HQA1 M2 3.632% 3/25/28	3,044,648	3,119,810
•Series 2015-HQA2 M2 3.782% 5/25/28	3,615,670	3,727,693
•Series 2016-DNA1 M2 3.882% 7/25/28	2,223,000	2,316,134
•Series 2016-DNA3 M2 2.982% 12/25/28	1,935,000	1,975,043
•Series 2016-DNA4 M2 2.282% 3/25/29	1,700,000	1,704,953
•Series 2016-HQA2 M2 3.232% 11/25/28	2,237,000	2,307,175
•Series 2017-DNA1 M2 4.232% 7/25/29	3,500,000	3,493,575
◆Freddie Mac Structured Pass Through Certificates Series T-58 2A 6.50% 9/25/43	446,470	516,592
GNMA
Series 2010-113 KE 4.50% 9/20/40	6,843,000	7,459,263
Series 2012-136 MX 2.00% 11/20/42	1,540,000	1,396,636
Series 2012-145 PY 2.00% 12/20/42	55,000	48,978
Series 2013-79 KE 3.00% 5/20/43	4,000,000	3,942,451
Series 2013-113 AZ 3.00% 8/20/43	9,393,262	8,911,494
Series 2013-113 LY 3.00% 5/20/43	1,113,000	1,096,948
Series 2014-12 ZA 3.00% 1/20/44	117,650	112,203
Series 2014-62 Z 3.00% 4/20/44	100,402	95,574
Series 2015-64 GZ 2.00% 5/20/45	4,043,226	3,289,014
*Series 2015-74 CI 3.00% 10/16/39	8,795,035	1,116,146
Series 2015-76 MZ 3.00% 5/20/45	5,827,478	5,642,549
*Series 2015-82 GI 3.50% 12/20/38	77,410	7,773
Series 2015-133 AL 3.00% 5/20/45	7,251,000	7,086,262

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
*Series 2015-142 AI 4.00% 2/20/44	3,116,952	$394,062
Series 2015-157 HZ 3.00% 10/20/45	154,882	152,477
Series 2015-185 PZ 3.00% 12/20/45	2,369,089	2,288,937
Series 2016-5 GL 3.00% 7/20/45	343,000	334,454
Series 2016-80 JZ 3.00% 6/20/46	74,659	72,278
•*Series 2016-89 QS 5.072% 7/20/46	531,924	130,212
•*Series 2016-108 SK 5.072% 8/20/46	12,079,139	2,909,169
Series 2016-111 PB 2.50% 8/20/46	3,769,122	3,391,800
*Series 2016-116 GI 3.50% 11/20/44	16,118,056	2,782,255
*Series 2016-118 DI 3.50% 3/20/43	17,153,286	2,611,804
•*Series 2016-120 AS 5.122% 9/20/46	12,958,608	3,195,116
•*Series 2016-120 NS 5.122% 9/20/46	17,400,115	4,332,797
•*Series 2016-121 JS 5.122% 9/20/46	12,462,047	3,039,283
Series 2016-134 MW 3.00% 10/20/46	629,000	626,259
•*Series 2016-146 KS 5.122% 10/20/46	24,554,346	5,880,395
*Series 2016-149 GI 4.00% 11/20/46	4,093,465	895,095
Series 2016-156 PB 2.00% 11/20/46	2,342,000	1,888,371
*Series 2016-160 GI 3.50% 11/20/46	10,284,054	2,362,657
•*Series 2016-160 GS 5.122% 11/20/46	27,700,954	6,911,524
Series 2016-160 VZ 2.50% 11/20/46	1,207,297	983,553
Series 2016-161 ML 3.00% 11/20/46	1,263,539	1,165,941
*Series 2016-163 MI 3.50% 11/20/46	8,559,626	1,102,827
*Series 2016-163 PI 3.50% 5/20/43	21,392,742	3,493,396
Series 2016-163 WZ 3.00% 11/20/46	4,128,024	3,735,491

LVIP Delaware Bond Fund–4

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
*Series 2016-163 XI 3.00% 10/20/46	12,169,917	$1,604,249
Series 2016-167 QM 3.00% 4/20/46	232,000	222,876
Series 2017-4 BW 3.00% 1/20/47	732,000	689,873
*Series 2017-4 WI 4.00% 2/20/44	5,358,378	1,032,894
Series 2017-14 EZ 3.00% 1/20/47	152,761	133,214
Series 2017-17 BV 3.00% 4/20/40	251,000	247,548
Series 2017-17 BZ 3.00% 2/20/47	939,807	862,604
Series 2017-25 CZ 3.50% 2/20/47	3,100,015	3,092,630
•*Series 2017-26 SA 5.122% 2/20/47	10,679,404	2,240,152

Total Agency Collateralized Mortgage Obligations (Cost $358,008,202)		348,403,336

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.62%
Freddie Mac Multifamily Structured Pass Through Certificates
•◆Series K013 A2 3.974% 1/25/21	4,500,000	4,783,612
◆Series K037 A2 3.49% 1/25/24	9,370,000	9,929,322
◆Series K719 A1 2.53% 12/25/21	2,586,050	2,606,807
◆Series K724 A2 3.062% 11/25/23	6,500,000	6,700,028
•◆Series KS03 A4 3.161% 5/25/25	6,150,000	6,204,013
FREMF Mortgage Trust
#•Series 2010-K7 B 144A 5.509% 4/25/20	7,620,000	8,199,108
#•Series 2011-K10 144A 4.631% 11/25/49	5,718,000	6,070,686
#•Series 2011-K12 B 144A 4.345% 1/25/46	4,586,000	4,843,011
#•Series 2011-K13 B 144A 4.611% 1/25/48	1,765,000	1,882,949
#•Series 2011-K14 B 144A 5.167% 2/25/47	2,534,000	2,769,823
#•Series 2011-K15 B 144A 4.949% 8/25/44	3,918,000	4,255,947
#•Series 2011-K704 B 144A 4.536% 10/25/30	4,245,000	4,366,177

	Principal Amount°	Value (U.S. $)

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust (continued)
#•Series 2012-K22 B 144A 3.686% 8/25/45	7,781,000	$7,999,122
#•Series 2012-K708 B 144A 3.752% 2/25/45	5,456,000	5,576,104
#•Series 2013-K26 144A 3.599% 12/25/45	4,281,000	4,370,148
#•Series 2013-K32 B 144A 3.538% 10/25/46	4,300,000	4,298,748
#•Series 2013-K33 B 144A 3.502% 8/25/46	3,516,000	3,495,091
#•Series 2013-K712 B 144A 3.365% 5/25/45	7,057,068	7,198,598
#•Series 2013-K713 B 144A 3.166% 4/25/46	1,860,000	1,887,133
#•Series 2013-K713 C 144A 3.166% 4/25/46	6,215,000	6,231,611

Total Agency Commercial Mortgage-Backed Securities (Cost $103,707,785)		103,668,038

AGENCY MORTGAGE-BACKED SECURITIES–26.28%
Fannie Mae ARM
•2.531% 12/1/46	274,203	275,253
•2.91% 7/1/45	46,825	47,839
•2.946% 12/1/45	2,171,910	2,236,570
•2.963% 4/1/46	4,233	4,321
•3.218% 4/1/44	101,514	105,233
•3.225% 3/1/44	144,036	149,253
•3.272% 9/1/43	93,833	97,361
Fannie Mae S.F. 30 yr
3.00% 1/1/47	36,963,684	36,504,566
4.50% 3/1/39	118,544	128,378
4.50% 4/1/39	1,017,056	1,097,319
4.50% 6/1/39	16,665,731	17,990,789
4.50% 7/1/39	1,365,403	1,478,399
4.50% 9/1/39	969,982	1,049,546
4.50% 11/1/39	2,997,779	3,252,208
4.50% 1/1/40	1,591,639	1,722,425
4.50% 6/1/40	3,613,638	3,913,135
4.50% 7/1/40	3,697,019	3,997,974
4.50% 7/1/40	871,293	942,091
4.50% 8/1/40	1,293,994	1,394,906
4.50% 9/1/40	6,880,421	7,443,747
4.50% 5/1/41	867,324	937,749
4.50% 7/1/41	7,937,217	8,584,603
4.50% 8/1/41	8,218,418	8,913,691
4.50% 9/1/41	278,344	299,937
4.50% 1/1/42	6,504,708	7,035,854
4.50% 8/1/42	1,799,540	1,947,926
4.50% 10/1/42	95,055	102,539
4.50% 10/1/43	21,664,864	23,426,365

LVIP Delaware Bond Fund–5

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 12/1/43	129,493	$140,200
4.50% 2/1/44	49,438,626	53,171,786
4.50% 6/1/44	519,868	557,796
4.50% 10/1/44	582,441	628,739
4.50% 2/1/45	27,665	29,800
4.50% 1/1/46	33,251	35,904
4.50% 2/1/46	192,608,972	207,059,460
4.50% 3/1/46	32,949,721	35,505,749
4.50% 7/1/46	9,008,179	9,698,063
5.00% 9/1/33	63,055	69,158
5.00% 11/1/33	132,979	145,831
5.00% 3/1/34	279,143	305,793
5.00% 2/1/35	3,261,759	3,576,299
5.00% 4/1/35	26,308	28,783
5.00% 5/1/35	422,556	462,344
5.00% 6/1/35	40,775	44,508
5.00% 7/1/35	742,345	812,931
5.00% 8/1/35	75,262	82,355
5.00% 9/1/35	41,146	45,069
5.00% 10/1/35	2,572,527	2,814,572
5.00% 11/1/35	858,995	939,528
5.00% 2/1/36	2,215,415	2,423,920
5.00% 3/1/36	148,264	162,220
5.00% 6/1/36	444,722	486,576
5.00% 7/1/36	62,118	68,060
5.00% 10/1/36	70,953	77,624
5.00% 12/1/36	13,266	14,506
5.00% 4/1/37	503,019	550,923
5.00% 10/1/37	296,510	327,809
5.00% 2/1/38	2,770,189	3,031,140
5.00% 5/1/38	332,178	363,484
5.00% 12/1/39	1,373,898	1,521,740
5.00% 1/1/40	5,333,507	5,927,724
5.00% 7/1/40	2,800,592	3,079,911
5.00% 5/1/41	1,568,880	1,723,497
5.00% 1/1/42	16,206,723	18,022,368
5.00% 10/1/43	19,864,816	21,796,826
5.50% 5/1/33	102,888	115,094
5.50% 3/1/34	21,187	23,752
5.50% 4/1/34	7,889	8,834
5.50% 5/1/34	2,402,695	2,690,325
5.50% 7/1/34	1,152	1,290
5.50% 8/1/34	453,939	509,867
5.50% 9/1/34	66,273	74,192
5.50% 11/1/34	646,958	724,274
5.50% 12/1/34	204,770	229,068
5.50% 2/1/35	73,950	82,786
5.50% 5/1/35	119,731	134,064
5.50% 6/1/35	1,042,692	1,168,597
5.50% 11/1/35	225,326	251,738
5.50% 12/1/35	63,832	71,312
5.50% 1/1/36	14,920	16,687

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 4/1/36	3,061,827	$3,420,554
5.50% 5/1/36	20,592	23,015
5.50% 7/1/36	170,506	190,883
5.50% 2/1/37	266,390	297,042
5.50% 4/1/37	40,666	45,308
5.50% 8/1/37	4,649,260	5,206,585
5.50% 9/1/37	2,425,315	2,701,999
5.50% 1/1/38	2,734,276	3,065,448
5.50% 2/1/38	3,754	4,193
5.50% 3/1/38	2,486,722	2,783,056
5.50% 4/1/38	132,541	148,307
5.50% 6/1/38	2,216,676	2,470,511
5.50% 7/1/38	1,987	2,217
5.50% 8/1/38	141,388	158,426
5.50% 11/1/38	198,264	221,053
5.50% 1/1/39	64,310	71,920
5.50% 2/1/39	327,650	366,829
5.50% 6/1/39	4,543,525	5,085,583
5.50% 7/1/39	44,733	51,275
5.50% 9/1/39	929,206	1,046,284
5.50% 10/1/39	1,556,025	1,734,275
5.50% 12/1/39	6,026,328	6,711,536
5.50% 3/1/40	295,970	331,009
5.50% 7/1/40	4,810,338	5,387,474
5.50% 3/1/41	686,351	768,310
5.50% 6/1/41	6,410,418	7,181,190
5.50% 9/1/41	1,914,695	2,135,510
5.50% 5/1/44	223,446,800	250,059,940
6.00% 11/1/23	1,820	2,055
6.00% 4/1/32	10,138	11,585
6.00% 3/1/34	15,992	18,289
6.00% 8/1/34	5,446	6,217
6.00% 4/1/35	635,756	724,987
6.00% 9/1/35	24,641	27,934
6.00% 2/1/36	137,016	155,021
6.00% 3/1/36	1,670,924	1,896,880
6.00% 5/1/36	1,353,203	1,531,949
6.00% 6/1/36	570,141	644,413
6.00% 9/1/36	1,010,700	1,169,709
6.00% 2/1/37	2,526,824	2,854,960
6.00% 5/1/37	1,292,975	1,461,297
6.00% 6/1/37	4,266,336	4,865,425
6.00% 7/1/37	1,562,187	1,784,775
6.00% 8/1/37	775,743	876,619
6.00% 9/1/37	267,987	302,614
6.00% 10/1/37	343,017	387,475
6.00% 1/1/38	592,524	668,995
6.00% 5/1/38	3,642,539	4,125,609
6.00% 8/1/38	294,016	343,376
6.00% 9/1/38	602,830	689,491
6.00% 10/1/38	1,299,772	1,468,494
6.00% 11/1/38	433,877	495,304

LVIP Delaware Bond Fund–6

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 12/1/38	19,490	$22,023
6.00% 1/1/39	794,565	897,112
6.00% 2/1/39	36,075	40,792
6.00% 9/1/39	7,560,881	8,538,393
6.00% 10/1/39	11,788,871	13,485,467
6.00% 1/1/40	283,384	320,472
6.00% 3/1/40	902,535	1,019,015
6.00% 4/1/40	1,503,398	1,699,041
6.00% 9/1/40	691,971	782,099
6.00% 10/1/40	9,266,621	10,470,319
6.00% 5/1/41	10,576,240	11,955,513
6.00% 7/1/41	13,643,765	15,423,436
6.50% 1/1/36	52,072	59,787
6.50% 5/1/40	1,658,700	1,867,838
Fannie Mae S.F. 30 yr TBA
3.00% 4/1/45	337,165,000	334,214,806
4.50% 5/1/44	2,042,000	2,186,194
Freddie Mac ARM
•2.739% 2/1/47	156,756	158,262
•2.757% 10/1/45	52,404	53,737
•2.929% 10/1/45	93,925	96,069
•2.933% 11/1/44	29,579	30,434
•2.975% 11/1/45	17,161,868	17,510,170
•3.105% 3/1/46	129,223	132,265
Freddie Mac S.F. 30 yr
4.50% 4/1/39	500,112	540,766
4.50% 11/1/39	58,717	63,178
4.50% 2/1/40	186,389	202,535
4.50% 5/1/40	10,105,371	10,957,372
4.50% 3/1/42	6,424,556	6,928,741
4.50% 7/1/42	5,098,246	5,496,848
4.50% 8/1/42	139,824,097	151,214,238
4.50% 12/1/43	4,521,491	4,874,814
4.50% 8/1/44	7,494,066	8,085,183
4.50% 7/1/45	67,989,514	73,093,494
4.50% 9/1/46	7,074,155	7,586,398
5.00% 6/1/36	9,472,827	10,349,442
5.00% 5/1/41	4,968,686	5,473,947
5.00% 4/1/44	9,396,965	10,336,352
5.50% 12/1/34	292,435	328,815
5.50% 11/1/36	250,794	278,816
5.50% 7/1/37	511,910	568,163
5.50% 9/1/37	264,013	292,845
5.50% 4/1/38	2,273,231	2,520,996
5.50% 6/1/38	6,527	7,235
5.50% 7/1/38	956,282	1,059,652
5.50% 1/1/39	16,425,063	18,417,370
5.50% 6/1/39	1,230,375	1,364,246
5.50% 3/1/40	644,466	714,515
5.50% 8/1/40	5,745,919	6,369,420
5.50% 1/1/41	747,780	829,567
5.50% 6/1/41	23,061,766	25,667,696

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
6.00% 2/1/36	441,606	$502,737
6.00% 3/1/36	20,595	23,456
6.00% 9/1/37	655,529	741,434
6.00% 1/1/38	63,084	71,363
6.00% 8/1/38	1,890,186	2,166,252
6.00% 5/1/39	385,975	440,741
6.00% 9/1/39	989,067	1,125,580
6.00% 5/1/40	3,777,078	4,276,297
6.00% 7/1/40	3,547,637	4,023,575
6.50% 4/1/39	1,102,959	1,241,924
GNMA I S.F. 30 yr 5.00% 10/15/39	8,061,493	8,948,586
GNMA I S.F. 30 yr
5.50% 2/15/41	2,095,159	2,343,757
7.00% 12/15/34	699,262	822,777
GNMA II S.F. 30 yr 5.00% 9/20/46	10,967,512	11,777,820
GNMA II S.F. 30 yr
5.50% 5/20/37	1,463,953	1,628,491
5.50% 4/20/40	1,325,563	1,449,264
6.00% 10/20/39	6,606,760	7,378,194
6.00% 2/20/40	6,669,179	7,469,316
6.00% 4/20/46	2,038,450	2,280,930
6.50% 10/20/39	2,495,111	2,816,744

Total Agency Mortgage-Backed Securities (Cost $1,689,180,270)		1,681,213,184

CORPORATE BONDS–42.18%
Aerospace & Defense–0.18%
Rockwell Collins 3.20% 3/15/24	5,690,000	5,692,276
United Technologies 3.75% 11/1/46	6,075,000	5,718,507

		11,410,783

Air Freight & Logistics–0.40%
Aviation Capital Group
#144A 2.875% 1/20/22	10,725,000	10,662,698
#144A 4.875% 10/1/25	8,540,000	9,202,098
United Parcel Service 5.125% 4/1/19	5,473,000	5,850,062

		25,714,858

Airlines–0.36%
#◆Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27	3,336,328	3,357,180
◆American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26	1,918,648	1,928,241

LVIP Delaware Bond Fund–7

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Airlines (continued)
◆American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27	4,046,783	$3,970,905
◆American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28	3,883,240	3,878,386
◆United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26	2,118,722	2,198,174
◆United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26	5,045,017	5,127,402
◆United Airlines 2016-1 Class AA Pass Through Trust 3.10% 7/7/28	2,398,000	2,362,030

		22,822,318

Automobiles–0.07%
General Motors 6.75% 4/1/46	3,850,000	4,528,828

		4,528,828

Banks–7.48%
•Abbey National Treasury Services 1.573% 10/17/17	3,500,000	3,500,000
#Banco Nacional de Costa Rica 144A 5.875% 4/25/21	1,848,000	1,882,650
Bank of America
•3.124% 1/20/23	24,325,000	24,477,056
•3.824% 1/20/28	1,695,000	1,701,287
4.183% 11/25/27	10,585,000	10,644,403
•4.443% 1/20/48	13,100,000	13,239,161
•Barclays 8.25% 12/29/49	11,200,000	11,798,864
Branch Banking & Trust 2.625% 1/15/22	3,650,000	3,662,344
Capital One Financial 3.75% 3/9/27	4,870,000	4,850,564
Citizens Bank 2.55% 5/13/21	3,106,000	3,091,361
Citizens Financial Group
2.375% 7/28/21	1,135,000	1,120,354
4.30% 12/3/25	5,696,000	5,881,211
Compass Bank 3.875% 4/10/25	6,163,000	6,060,146
Cooperatieve Rabobank 3.75% 7/21/26	7,737,000	7,560,480
Credit Suisse Group Funding Guernsey
3.125% 12/10/20	5,796,000	5,833,187
3.80% 6/9/23	519,000	521,837
4.55% 4/17/26	12,569,000	13,014,747
Fifth Third Bancorp 2.875% 7/27/20	2,678,000	2,727,302
Fifth Third Bank
2.25% 6/14/21	4,586,000	4,536,668
3.85% 3/15/26	7,076,000	7,145,826

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
HSBC Holdings
2.65% 1/5/22	3,525,000	$3,482,418
•4.041% 3/13/28	4,830,000	4,888,230
4.375% 11/23/26	4,075,000	4,114,658
Huntington Bancshares 2.30% 1/14/22	8,415,000	8,210,314
ING Groep
3.15% 3/29/22	2,030,000	2,037,064
3.95% 3/29/27	6,685,000	6,714,554
JPMorgan Chase & Co.
1.65% 9/23/19	8,355,000	8,314,620
•3.782% 2/1/28	6,630,000	6,700,749
4.25% 10/1/27	8,227,000	8,446,529
•4.26% 2/22/48	14,725,000	14,719,640
•6.75% 8/29/49	6,595,000	7,279,231
KeyBank
3.30% 6/1/25	2,892,000	2,899,950
3.40% 5/20/26	14,269,000	13,903,357
6.95% 2/1/28	8,227,000	10,307,625
•KeyCorp 5.00% 12/29/49	13,670,000	13,567,475
•National City Bank 1.472% 6/7/17	4,984,000	4,984,214
PNC Bank
2.625% 2/17/22	4,320,000	4,326,493
6.875% 4/1/18	9,059,000	9,498,380
•PNC Financial Services Group 5.00% 12/29/49	7,895,000	7,875,263
Royal Bank of Scotland Group
3.875% 9/12/23	12,605,000	12,440,505
•8.625% 12/29/49	12,705,000	13,276,725
Santander UK Group Holdings
2.875% 10/16/20	3,005,000	3,014,141
3.125% 1/8/21	4,220,000	4,246,008
3.571% 1/10/23	4,750,000	4,756,037
#144A 5.00% 11/7/23	6,045,000	6,319,201
SunTrust Bank
2.70% 1/27/22	1,645,000	1,640,447
2.90% 3/3/21	2,936,000	2,973,883
3.30% 5/15/26	7,220,000	7,024,049
SVB Financial Group 3.50% 1/29/25	7,059,000	6,911,022
#Swedbank 144A 2.65% 3/10/21	7,849,000	7,892,303
Toronto-Dominion Bank
2.125% 4/7/21	5,796,000	5,747,940
2.50% 12/14/20	4,915,000	4,962,381
•3.625% 9/15/31	5,455,000	5,350,728
U.S. Bancorp
2.375% 7/22/26	4,930,000	4,612,133
2.625% 1/24/22	6,160,000	6,187,344
3.60% 9/11/24	11,522,000	11,876,797
UBS 7.625% 8/17/22	12,000,000	13,904,400
•USB Capital IX 3.50% 10/29/49	18,814,000	16,015,418

LVIP Delaware Bond Fund–8

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Wachovia 5.75% 6/15/17	8,490,000	$8,564,423
Wells Fargo
2.15% 12/6/19	4,255,000	4,270,986
3.069% 1/24/23	30,520,000	30,726,071
4.75% 12/7/46	3,560,000	3,645,696
Wells Fargo Capital X 5.95% 12/15/36	1,495,000	1,608,994
•Westpac Banking 4.322% 11/23/31	6,240,000	6,317,925
#Woori Bank 144A 4.75% 4/30/24	2,600,000	2,689,632
Zions Bancorporation 4.50% 6/13/23	5,676,000	5,891,648

		478,387,049

Beverages–1.31%
Anheuser-Busch InBev Finance 3.65% 2/1/26	34,836,000	35,290,645
#Becle 144A 3.75% 5/13/25	6,779,000	6,655,108
#Heineken 144A 3.50% 1/29/28	2,820,000	2,825,505
Molson Coors Brewing
3.00% 7/15/26	17,035,000	16,231,544
4.20% 7/15/46	5,924,000	5,569,994
#Pernod Ricard 144A 4.45% 1/15/22	16,073,000	17,128,401

		83,701,197

Biotechnology–0.39%
Biogen 5.20% 9/15/45	6,746,000	7,320,860
Celgene 3.25% 8/15/22	13,252,000	13,489,582
Gilead Sciences 4.15% 3/1/47	4,270,000	3,991,993

		24,802,435

Building Products–0.21%
Lennox International 3.00% 11/15/23	5,080,000	5,000,127
Masco 3.50% 4/1/21	8,461,000	8,652,303

		13,652,430

Capital Markets–3.07%
Affiliated Managers Group 3.50% 8/1/25	5,713,000	5,623,157
Bank of New York Mellon
2.20% 8/16/23	17,365,000	16,686,081
2.50% 4/15/21	3,661,000	3,672,646
•4.625% 12/29/49	21,405,000	20,602,314
Barclays
4.337% 1/10/28	5,570,000	5,570,874
4.375% 1/12/26	8,321,000	8,448,328
4.95% 1/10/47	8,220,000	8,242,942
BlackRock 3.20% 3/15/27	5,065,000	5,073,646
Goldman Sachs Group
3.85% 1/26/27	13,725,000	13,817,534
5.15% 5/22/45	12,695,000	13,389,607

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Jefferies Group
4.85% 1/15/27	4,150,000	$4,244,471
6.45% 6/8/27	1,766,000	2,001,507
6.50% 1/20/43	2,305,000	2,508,439
Lazard Group 3.75% 2/13/25	8,919,000	8,881,059
Morgan Stanley
2.625% 11/17/21	7,900,000	7,856,416
3.95% 4/23/27	5,040,000	5,001,827
4.375% 1/22/47	16,820,000	16,902,115
State Street
2.55% 8/18/20	3,914,000	3,968,467
3.10% 5/15/23	3,665,000	3,694,628
3.55% 8/18/25	6,505,000	6,692,259
UBS Group Funding Jersey
#144A 2.65% 2/1/22	5,715,000	5,609,095
#144A 4.125% 9/24/25	6,980,000	7,110,721
#144A 4.125% 4/15/26	6,169,000	6,282,923
UBS Group Funding Switzerland
#144A 3.491% 5/23/23	12,170,000	12,262,845
#144A 4.253% 3/23/28	1,955,000	1,987,021

		196,130,922

Chemicals–1.48%
CF Industries 6.875% 5/1/18	11,624,000	12,147,080
Dow Chemical 8.55% 5/15/19	26,226,000	29,744,638
#Equate Petrochemical 144A 3.00% 3/3/22	3,045,000	2,981,360
#INVISTA Finance 144A 4.25% 10/15/19	6,469,000	6,679,243
LYB International Finance II 3.50% 3/2/27	11,635,000	11,441,836
OCP
#144A 4.50% 10/22/25	4,543,000	4,492,459
#144A 6.875% 4/25/44	2,307,000	2,486,941
Potash Corp. of Saskatchewan 4.00% 12/15/26	5,755,000	5,903,312
PPG Industries 2.30% 11/15/19	4,669,000	4,712,095
#Westlake Chemical 144A 5.00% 8/15/46	13,850,000	14,276,289

		94,865,253

Commercial Services & Supplies–0.50%
#ERAC USA Finance 144A 5.25% 10/1/20	9,964,000	10,806,337
Penske Truck Leasing
#144A 3.30% 4/1/21	5,508,000	5,588,174
#144A 3.40% 11/15/26	1,815,000	1,748,284
#144A 4.20% 4/1/27	10,710,000	10,926,310
#Transurban Finance 144A 3.375% 3/22/27	2,985,000	2,892,510

		31,961,615

LVIP Delaware Bond Fund–9

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Communications Equipment–0.17%
Cisco Systems
1.65% 6/15/18	7,421,000	$7,446,113
1.85% 9/20/21	3,300,000	3,238,366

		10,684,479

Computers & Peripherals–0.07%
#Diamond 1 Finance 144A 6.02% 6/15/26	4,393,000	4,797,525

		4,797,525

Construction Materials–0.26%
#Cemex 144A 7.75% 4/16/26	2,476,000	2,792,210
LafargeHolcim Finance
#144A 3.50% 9/22/26	10,305,000	9,982,227
#144A 4.75% 9/22/46	3,825,000	3,844,190

		16,618,627

Consumer Finance–1.36%
#BMW U.S. Capital 144A 3.30% 4/6/27	6,910,000	6,893,243
Daimler Finance North America
#144A 2.20% 10/30/21	6,865,000	6,718,830
#144A 3.45% 1/6/27	9,235,000	9,273,011
Ford Motor Credit
3.096% 5/4/23	8,379,000	8,186,216
3.336% 3/18/21	9,346,000	9,464,433
4.389% 1/8/26	3,470,000	3,550,532
General Motors Financial
3.70% 5/9/23	4,380,000	4,402,325
5.25% 3/1/26	7,531,000	8,105,540
#Hyundai Capital America 144A 3.00% 3/18/21	9,745,000	9,787,079
#Nationwide Building Society 144A 4.00% 9/14/26	13,595,000	13,187,150
Toyota Motor Credit 2.80% 7/13/22	7,080,000	7,134,997

		86,703,356

Containers & Packaging–0.07%
#CCL Industries 144A 3.25% 10/1/26	4,815,000	4,617,585

		4,617,585

Diversified Financial Services–2.18%
AerCap Ireland Capital
3.95% 2/1/22	10,898,000	11,204,147
#•144A 6.50% 6/15/45	15,585,000	16,344,769
Berkshire Hathaway 2.75% 3/15/23	4,097,000	4,101,367
#CK Hutchison International 17 144A 3.50% 4/5/27	2,000,000	1,996,653
Credit Suisse Group
#144A 4.282% 1/9/28	8,900,000	8,880,251

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Credit Suisse Group (continued)
#•144A 6.25% 12/29/49	24,092,000	$24,524,668
•E*TRADE Financial 5.875% 12/29/49	8,130,000	8,414,550
International Lease Finance 8.625% 1/15/22	10,490,000	12,875,048
Lloyds Banking Group
3.00% 1/11/22	8,705,000	8,664,792
3.75% 1/11/27	4,180,000	4,117,563
•7.50% 4/30/49	7,290,000	7,728,129
National Rural Utilities Cooperative Finance
2.70% 2/15/23	6,513,000	6,457,783
2.85% 1/27/25	4,774,000	4,717,476
•4.75% 4/30/43	8,142,000	8,345,550
•5.25% 4/20/46	3,504,000	3,656,624
#Peachtree Corners Funding Trust 144A 3.976% 2/15/25	5,123,000	5,152,529
#Temasek Financial I 144A 2.375% 1/23/23	2,542,000	2,506,896

		139,688,795

Diversified Telecommunication Services–1.56%
AT&T 5.25% 3/1/37	26,721,000	27,323,852
CenturyLink 5.80% 3/15/22	6,122,000	6,336,270
Deutsche Telekom International Finance
#144A 1.95% 9/19/21	4,085,000	3,950,269
#144A 2.485% 9/19/23	21,170,000	20,266,824
#144A 3.60% 1/19/27	3,715,000	3,706,329
#Digicel Group 144A 8.25% 9/30/20	2,652,000	2,292,389
#GTP Acquisition Partners I 144A 2.35% 6/15/20	3,071,000	3,035,469
SBA Tower Trust
#144A 2.24% 4/16/18	4,617,000	4,618,767
#144A 2.898% 10/15/19	3,512,000	3,522,912
Telefonica Emisiones 5.213% 3/8/47	18,430,000	18,726,944
Verizon Communications 5.25% 3/16/37	5,525,000	5,729,900

		99,509,925

Electric Utilities–5.01%
Ameren
2.70% 11/15/20	367,000	370,626
3.65% 2/15/26	6,517,000	6,597,185
#American Transmission Systems 144A 5.25% 1/15/22	10,471,000	11,538,320
Berkshire Hathaway Energy 3.75% 11/15/23	8,456,000	8,849,906
Cleveland Electric Illuminating 5.50% 8/15/24	6,397,000	7,310,575

LVIP Delaware Bond Fund–10

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
ComEd Financing III 6.35% 3/15/33	3,999,000	$4,276,623
Consumers Energy 3.25% 8/15/46	4,935,000	4,409,413
Dominion Resources 3.90% 10/1/25	7,796,000	7,951,811
Duke Energy 3.75% 4/15/24	2,272,000	2,340,339
•Emera 6.75% 6/15/76	25,885,000	28,376,431
Emera U.S. Finance
3.55% 6/15/26	7,200,000	7,091,554
4.75% 6/15/46	7,243,000	7,337,275
#•Enel 144A 8.75% 9/24/73	9,277,000	10,691,743
Enel Americas 4.00% 10/25/26	1,455,000	1,440,028
#Enel Finance International 144A 6.00% 10/7/39	3,870,000	4,425,035
Entergy
2.95% 9/1/26	3,630,000	3,448,562
4.00% 7/15/22	5,823,000	6,106,376
Entergy Louisiana 4.05% 9/1/23	6,495,000	6,858,564
Entergy Mississippi 3.10% 7/1/23	4,333,000	4,356,039
Exelon
3.497% 6/1/22	6,065,000	6,128,058
3.95% 6/15/25	9,985,000	10,284,300
#Fortis 144A 3.055% 10/4/26	24,550,000	23,011,550
Great Plains Energy
3.90% 4/1/27	4,665,000	4,719,907
4.85% 6/1/21	3,340,000	3,567,047
Interstate Power & Light 3.40% 8/15/25	4,311,000	4,329,089
IPALCO Enterprises
3.45% 7/15/20	10,898,000	11,075,093
5.00% 5/1/18	2,132,000	2,201,290
ITC Holdings 3.25% 6/30/26	2,593,000	2,523,920
Kansas City Power & Light 3.65% 8/15/25	10,103,000	10,160,425
LG&E & KU Energy
3.75% 11/15/20	5,957,000	6,185,963
4.375% 10/1/21	7,850,000	8,295,911
#Massachusetts Electric 144A 4.004% 8/15/46	6,150,000	6,000,549
#Metropolitan Edison 144A 4.00% 4/15/25	7,386,000	7,460,540
#New York State Electric & Gas 144A 3.25% 12/1/26	8,185,000	8,152,342
NextEra Energy Capital Holdings 2.40% 9/15/19	13,562,000	13,677,141
NV Energy 6.25% 11/15/20	6,447,000	7,246,770
Pennsylvania Electric 5.20% 4/1/20	6,100,000	6,489,839
Public Service Co. of New Hampshire 3.50% 11/1/23	4,119,000	4,245,074

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Public Service Co. of Oklahoma 5.15% 12/1/19	4,900,000	$5,253,976
Southern
2.75% 6/15/20	9,273,000	9,358,747
3.25% 7/1/26	8,295,000	7,928,925
4.40% 7/1/46	7,654,000	7,345,085
Southwestern Electric Power 6.45% 1/15/19	3,429,000	3,689,055
#Trans-Allegheny Interstate Line 144A 3.85% 6/1/25	3,506,000	3,597,310
Wisconsin Electric Power 4.30% 12/15/45	3,879,000	3,968,407

		320,672,718

Electronic Equipment, Instruments & Components–0.02%
#NXP 144A 4.625% 6/1/23	1,115,000	1,183,294

		1,183,294

Food & Staples Retailing–0.36%
Kroger 4.45% 2/1/47	6,750,000	6,646,766
Sysco 3.75% 10/1/25	300,000	306,693
Walgreens Boots Alliance
3.10% 6/1/23	12,234,000	12,234,110
3.45% 6/1/26	4,244,000	4,157,677

		23,345,246

Gas Utilities–0.13%
Dominion Gas Holdings 4.60% 12/15/44	3,045,000	3,065,140
Southern Co. Gas Capital 3.25% 6/15/26	5,524,000	5,385,900

		8,451,040

Health Care Equipment & Supplies–0.76%
Abbott Laboratories
2.80% 9/15/20	3,691,000	3,726,083
4.90% 11/30/46	9,415,000	9,791,063
Thermo Fisher Scientific 3.00% 4/15/23	27,966,000	27,750,382
Zimmer Holdings 4.625% 11/30/19	7,228,000	7,669,219

		48,936,747

Hotels, Restaurants & Leisure–0.18%
Marriott International 3.75% 3/15/25	7,194,000	7,323,334
Wyndham Worldwide 4.15% 4/1/24	4,075,000	4,115,787

		11,439,121

Independent Power & Renewable Electricity Producers–0.06%
#AES Gener 144A 5.00% 7/14/25	3,809,000	3,878,197

		3,878,197

LVIP Delaware Bond Fund–11

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Industrial Conglomerates–0.52%
General Electric
#144A 3.80% 6/18/19	3,761,000	$3,915,494
5.55% 5/4/20	2,503,000	2,770,190
6.00% 8/7/19	7,023,000	7,716,844
Siemens Financieringsmaatschappij
#144A 1.70% 9/15/21	8,760,000	8,451,000
#144A 3.125% 3/16/24	10,555,000	10,640,401

		33,493,929

Insurance–1.44%
Allstate 3.28% 12/15/26	3,265,000	3,284,770
Berkshire Hathaway Finance 2.90% 10/15/20	5,761,000	5,954,114
#Five Corners Funding Trust 144A 4.419% 11/15/23	3,093,000	3,292,932
•Manulife Financial 4.061% 2/24/32	8,175,000	8,206,735
MetLife
6.817% 8/15/18	8,289,000	8,838,610
#144A 9.25% 4/8/38	6,723,000	9,302,951
#Metropolitan Life Global Funding I 144A 3.45% 12/18/26	2,160,000	2,178,319
#Principal Life Global Funding II 144A 3.00% 4/18/26	5,172,000	5,041,593
•Prudential Financial 5.375% 5/15/45	4,665,000	4,893,585
TIAA Asset Management Finance
#144A 2.95% 11/1/19	4,971,000	5,055,935
#144A 4.125% 11/1/24	22,109,000	22,565,860
XLIT
4.45% 3/31/25	4,247,000	4,305,001
5.50% 3/31/45	6,060,000	6,077,513
•6.50% 12/29/49	3,823,000	3,220,878

		92,218,796

Internet Software & Services–0.10%
JD.com 3.125% 4/29/21	6,140,000	6,127,260

		6,127,260

Machinery–0.25%
Roper Technologies
2.80% 12/15/21	4,110,000	4,119,058
3.80% 12/15/26	11,615,000	11,688,976

		15,808,034

Media–1.51%
21st Century Fox America 4.95% 10/15/45	7,101,000	7,377,769
Charter Communications Operating
4.908% 7/23/25	11,799,000	12,488,380
#144A 5.375% 5/1/47	6,015,000	6,064,786

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
#Columbus Cable Barbados 144A 7.375% 3/30/21	2,446,000	$2,620,278
Comcast 3.15% 3/1/26	19,119,000	18,832,731
Grupo Televisa
5.00% 5/13/45	3,294,000	3,018,828
6.125% 1/31/46	1,660,000	1,756,563
Historic TW 6.875% 6/15/18	13,957,000	14,809,173
Time Warner Cable 7.30% 7/1/38	19,765,000	24,564,574
#VTR Finance 144A 6.875% 1/15/24	2,599,000	2,709,458
WPP Finance 2010 5.625% 11/15/43	2,372,000	2,536,970

		96,779,510

Metals & Mining–0.60%
Barrick North America Finance 5.75% 5/1/43	4,910,000	5,718,780
#•BHP Billiton Finance USA 144A 6.25% 10/19/75	17,930,000	19,458,534
#Glencore Funding 144A 4.00% 3/27/27	3,690,000	3,650,355
#MMC Norilsk Nickel 144A 5.55% 10/28/20	1,748,000	1,880,331
Vale Overseas
5.875% 6/10/21	2,151,000	2,310,432
6.25% 8/10/26	4,815,000	5,242,331

		38,260,763

Mortgage Real Estate Investment Trusts–1.79%
American Tower
2.25% 1/15/22	5,895,000	5,695,295
4.00% 6/1/25	7,379,000	7,478,594
4.40% 2/15/26	9,275,000	9,611,914
#American Tower Trust I 144A 3.07% 3/15/23	5,831,000	5,819,731
Corporate Office Properties
3.60% 5/15/23	4,342,000	4,226,112
5.25% 2/15/24	4,857,000	5,141,406
Crown Castle International 5.25% 1/15/23	6,976,000	7,622,012
CubeSmart 3.125% 9/1/26	6,735,000	6,338,874
DDR 7.875% 9/1/20	5,322,000	6,160,465
Education Realty Operating Partnership 4.60% 12/1/24	5,761,000	5,814,018
Hospitality Properties Trust 4.50% 3/15/25	5,307,000	5,335,387
Host Hotels & Resorts
3.75% 10/15/23	5,643,000	5,694,769
3.875% 4/1/24	3,885,000	3,920,334
Kite Realty Group 4.00% 10/1/26	2,285,000	2,193,963

LVIP Delaware Bond Fund–12

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Mortgage Real Estate Investment Trusts (continued)
LifeStorage 3.50% 7/1/26	4,958,000	$4,753,155
Physicians Realty 4.30% 3/15/27	2,990,000	3,000,025
#PLA Administradora Industrial S de RL 144A 5.25% 11/10/22	2,305,000	2,339,345
Regency Centers 3.60% 2/1/27	3,435,000	3,415,118
#Trust F/14 01 144A 5.25% 1/30/26	2,071,000	2,091,710
#WEA Finance 144A 3.75% 9/17/24	12,693,000	12,859,532
WP Carey 4.60% 4/1/24	4,604,000	4,771,756

		114,283,515

Multiline Retail–0.34%
Dollar General 3.875% 4/15/27	14,090,000	14,129,818
Target 3.625% 4/15/46	8,702,000	7,874,335

		22,004,153

Multi-Utilities–0.80%
Ameren Illinois 9.75% 11/15/18	12,768,000	14,348,142
CMS Energy 6.25% 2/1/20	6,721,000	7,417,249
DTE Energy
2.85% 10/1/26	8,590,000	8,053,907
3.30% 6/15/22	6,657,000	6,766,934
3.80% 3/15/27	3,185,000	3,236,412
NiSource Finance 6.125% 3/1/22	5,747,000	6,589,780
SCANA 4.125% 2/1/22	4,532,000	4,597,845

		51,010,269

Oil, Gas & Consumable Fuels–2.94%
Anadarko Petroleum
5.55% 3/15/26	2,270,000	2,523,600
6.60% 3/15/46	13,735,000	16,674,400
BP Capital Markets
3.216% 11/28/23	11,675,000	11,745,073
3.224% 4/14/24	8,205,000	8,220,770
CNOOC Finance 2015 Australia 2.625% 5/5/20	2,170,000	2,164,426
Enbridge
4.25% 12/1/26	3,490,000	3,569,562
•6.00% 1/15/77	1,875,000	1,900,781
Energy Transfer Partners
6.125% 12/15/45	10,975,000	11,782,760
9.70% 3/15/19	4,172,000	4,746,209
•Enterprise Products Operating 7.034% 1/15/68	1,419,000	1,477,037
#Gazprom OAO Via Gaz Capital 144A 4.95% 3/23/27	3,170,000	3,163,593
Kinder Morgan Energy Partners 5.80% 3/1/21	6,480,000	7,125,311
MPLX
4.875% 12/1/24	10,915,000	11,499,738
4.875% 6/1/25	4,145,000	4,348,922

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Noble Energy 5.05% 11/15/44	4,835,000	$4,962,567
#Pertamina Persero 144A 4.875% 5/3/22	4,600,000	4,884,933
Petrobras Global Finance
5.375% 1/27/21	1,410,000	1,450,890
7.375% 1/17/27	4,060,000	4,302,382
Petroleos Mexicanos
#•144A 4.77% 3/11/22	3,510,000	3,777,638
6.75% 9/21/47	1,370,000	1,393,153
Plains All American Pipeline 8.75% 5/1/19	6,275,000	7,080,817
Regency Energy Partners 5.00% 10/1/22	8,905,000	9,480,254
Sabine Pass Liquefaction
#144A 5.00% 3/15/27	1,435,000	1,503,000
5.625% 4/15/23	11,510,000	12,502,691
5.75% 5/15/24	3,945,000	4,305,395
Shell International Finance
4.00% 5/10/46	13,610,000	13,060,660
4.375% 5/11/45	4,335,000	4,406,818
#Tengizchevroil Finance Co. International 144A 4.00% 8/15/26	3,600,000	3,458,556
Transcanada Trust
•5.30% 3/15/77	3,300,000	3,267,000
•5.875% 8/15/76	4,235,000	4,504,981
Woodside Finance
#144A 3.65% 3/5/25	3,481,000	3,433,575
#144A 3.70% 9/15/26	2,050,000	2,006,575
#144A 8.75% 3/1/19	6,569,000	7,351,664

		188,075,731

Paper & Forest Products–0.33%
Georgia-Pacific 8.00% 1/15/24	16,242,000	20,835,904

		20,835,904

Pharmaceuticals–0.58%
Mylan 3.95% 6/15/26	16,166,000	15,853,851
Pfizer 3.00% 12/15/26	8,055,000	7,985,598
Shire Acquisitions Investments Ireland
2.40% 9/23/21	3,265,000	3,196,242
2.875% 9/23/23	10,330,000	10,038,074

		37,073,765

Road & Rail–0.35%
Burlington Northern Santa Fe 4.70% 9/1/45	13,834,000	15,065,779
Union Pacific 3.00% 4/15/27	7,415,000	7,341,517

		22,407,296

Semiconductors & Semiconductor Equipment–0.84%
Applied Materials 4.35% 4/1/47	6,595,000	6,693,279

LVIP Delaware Bond Fund–13

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Semiconductors & Semiconductor Equipment (continued)
Broadcom
#144A 3.00% 1/15/22	6,690,000	$6,688,869
#144A 3.625% 1/15/24	11,800,000	11,904,336
Intel 2.60% 5/19/26	4,818,000	4,627,371
National Semiconductor 6.60% 6/15/17	8,928,000	9,023,280
#NXP 144A 4.125% 6/1/21	14,460,000	15,038,400

		53,975,535

Software–0.61%
CDK Global 5.00% 10/15/24	5,523,000	5,599,880
Microsoft 4.25% 2/6/47	30,455,000	31,296,928
Oracle 1.90% 9/15/21	2,254,000	2,216,232

		39,113,040

Specialty Retail–0.20%
Lowe’s
3.375% 9/15/25	5,320,000	5,439,333
3.70% 4/15/46	7,727,000	7,199,424

		12,638,757

Technology Hardware, Storage & Peripherals–0.37%
Apple
3.45% 2/9/45	5,165,000	4,615,630
4.65% 2/23/46	2,485,000	2,672,876
#Diamond 1 Finance 144A 8.10% 7/15/36	3,535,000	4,451,226
DXC Technology
#144A 4.25% 4/15/24	2,500,000	2,545,830
#144A 4.75% 4/15/27	4,720,000	4,823,236
#Samsung Electronics America 144A 1.75% 4/10/17	4,617,000	4,617,185

		23,725,983

Tobacco–0.26%
Altria Group 3.875% 9/16/46	8,960,000	8,341,196
Reynolds American 4.00% 6/12/22	8,010,000	8,416,884

		16,758,080

Trading Companies & Distributors–0.20%
Air Lease
3.00% 9/15/23	7,140,000	6,987,411
3.625% 4/1/27	5,800,000	5,648,980

		12,636,391

Wireless Telecommunication Services–0.51%
#Crown Castle Towers 144A 4.883% 8/15/20	26,778,000	28,523,974
#Millicom International Cellular 144A 6.625% 10/15/21	1,778,000	1,869,034

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Wireless Telecommunication Services (continued)
#Vimpel Communications Via VIP Finance Ireland 144A 7.748% 2/2/21	1,927,000	$2,185,879

		32,578,887

Total Corporate Bonds (Cost $2,668,630,018)		2,698,309,941

«LOAN AGREEMENTS–0.65%
First Data 1st Lien 3.984% 3/24/21	13,407,553	13,524,869
Level 3 Financing 2.25% 2/22/24	11,950,000	11,984,834
Univision Communications Tranche C4 1st Lien 3.75% 3/15/24	11,511,709	11,457,719
USI Tranche B 1st Lien 4.25% 12/27/19	4,348,371	4,359,242

Total Loan Agreements (Cost $40,906,114)		41,326,664

MUNICIPAL BONDS–2.32%
California State Various Purposes 7.55% 4/1/39	2,320,000	3,404,809
Commonwealth of Massachusetts Series C 5.00% 10/1/25	4,510,000	5,475,185
Los Angeles, California Department of Water & Power System Revenue Taxable Build America Bonds 6.574% 7/1/45	14,465,000	20,113,583
Massachusetts State Transportation Fund Revenue Recovery Zone Economic Development Taxable Build America Bonds 5.731% 6/1/40	5,615,000	7,168,334
New Jersey Turnpike Authority (Build America Bonds) Series F 7.414% 1/1/40	2,267,000	3,263,573
New Jersey Turnpike Authority (Build America Bonds) Series A 7.102% 1/1/41	11,776,000	16,446,362
New York City, New York
Series C 5.00% 8/1/26	1,500,000	1,797,825
Series C 5.00% 8/1/27	1,785,000	2,125,382
New York City, New York Taxable Build America Bonds Series F-1 6.271% 12/1/37	16,345,000	21,419,305

LVIP Delaware Bond Fund–14

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
New York Metropolitan Transportation Authority Revenue Taxable Build America Bonds Series E 6.814% 11/15/40	3,225,000	$4,342,656
New York Triborough Bridge & Tunnel Authority Revenue Taxable Build America Bond Series A2 5.45% 11/15/32	15,775,000	18,772,408
Oregon State Taxable Pension 5.892% 6/1/27	3,040,000	3,691,411
San Francisco Bay Area California Toll Authority Bridge Revenue Taxable Build America Bonds Series S3 6.907% 10/1/50	11,955,000	17,198,941
South Carolina Public Service Authority Series D 4.77% 12/1/45	2,763,000	2,602,884
Texas Water Development Board Water Implementation Revenue
5.00% 10/15/46	6,610,000	7,586,231
Series A 5.00% 10/15/45	2,315,000	2,636,785
University of Missouri (Curators University) Taxable Build America Bonds 5.792% 11/1/41	8,070,000	10,308,537

Total Municipal Bonds (Cost $121,455,642)		148,354,211

NON-AGENCY ASSET-BACKED SECURITIES–6.82%
Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	5,656,000	5,660,094
Series 2014-4 A2 1.43% 6/17/19	9,395,000	9,402,175
American Express Credit Account Master Trust
•Series 2012-1 A 1.182% 1/15/20	2,861,000	2,862,266
•Series 2013-2 A 1.332% 5/17/21	2,953,000	2,965,830
•Series 2014-5 A 1.202% 5/15/20	180,000	180,232
AMMC CLO 16
#•Series 2015-16A A1 144A 2.523% 4/14/27	9,135,000	9,130,434
#•Series 2015-16A AR 144A 0.00% 4/14/29	14,850,000	14,842,575
#•AMMC CLO 19 Series 2016-19A A 144A 2.381% 10/15/28	3,000,000	3,009,012
#ARI Fleet Lease Trust Series 2015-A A2 144A 1.11% 11/15/18	604,721	604,106

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Avery Point VI
#•Series 2015-6A A 144A 2.484% 8/5/27	8,350,000	$8,377,931
#•Series 2015-6A B 144A 2.984% 8/5/27	3,000,000	3,018,051
Avis Budget Rental Car Funding AESOP
#Series 2013-1A A 144A 1.92% 9/20/19	5,242,000	5,241,213
#Series 2014-1A A 144A 2.46% 7/20/20	6,919,000	6,952,465
BA Credit Card Trust
•Series 2016-A1 A 1.302% 10/15/21	6,421,000	6,462,990
Series 2017-A1 A1 1.95% 8/15/22	3,500,000	3,504,578
#•Benefit Street Partners CLO X Series 2016-10A A1 144A 2.233% 1/15/29	3,500,000	3,509,910
#•BlueMountain CLO Series 2013-4A B1 144A 2.923% 4/15/25	5,000,000	4,995,000
Cabela’s Credit Card Master Note Trust Series 2015-1A A1 2.26% 3/15/23	3,495,000	3,500,596
#California Republic Auto Receivables Trust Series 2013-1 A2 144A 1.41% 9/17/18	17,140	17,140
•Capital One Multi-Asset Execution Trust Series 2014-A4 A 1.272% 6/15/22	6,517,000	6,538,987
#•Cedar Funding VI CLO Series 2016-6A A1 144A 2.344% 10/20/28	9,600,000	9,620,112
#•Cent CLO 20 Series 2013-20A A 144A 2.518% 1/25/26	9,000,000	8,996,445
#•Chesapeake Funding Series 2014-1A A 144A 1.254% 3/7/26	2,284,727	2,282,308
#•CIFC Funding Series 2017-1A 144A 2.243% 4/23/29	9,500,000	9,531,474
•Citibank Credit Card Issuance Trust Series 2016-A3 A3 1.324% 12/7/23	10,000,000	10,070,671
•CNH Equipment Trust Series 2016-B A2B 1.312% 10/15/19	889,234	891,122
Discover Card Execution Note Trust
•Series 2014-A1 A1 1.342% 7/15/21	4,180,000	4,202,236
•Series 2016-A2 A2 1.452% 9/15/21	3,840,000	3,869,667
•Series 2017-A1 A1 1.402% 7/15/24	2,400,000	2,415,330

LVIP Delaware Bond Fund–15

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•Flagship VII Series 2013-7A A1 144A 2.50% 1/20/26	14,000,000	$13,994,386
Ford Credit Auto Lease Trust Series 2015-A A3 1.13% 6/15/18	2,193,581	2,193,357
#Ford Credit Auto Owner Trust Series 2016-2 A 144A 2.03% 12/15/27	5,575,000	5,498,667
Ford Credit Floorplan Master Owner Trust A
•Series 2015-2 A2 1.482% 1/15/22	8,736,000	8,799,473
•Series 2015-4 A2 1.512% 8/15/20	5,990,000	6,018,379
•GE Dealer Floorplan Master Note Trust Series 2015-1 A 1.478% 1/20/20	4,377,000	4,382,609
#•Golden Credit Card Trust Series 2014-2A A 144A 1.362% 3/15/21	11,265,000	11,292,862
#•GoldenTree Loan Management U.S. CLO 1 Series 2017-1A A 144A 1.00% 4/20/29	11,120,000	11,160,277
#•Grippen Park CLO Series 2017-1A A 144A 2.506% 1/20/30	12,000,000	11,993,784
#HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44	1,510,500	1,382,823
#•ICG U.S. CLO Series 2017-1A A 144A 2.59% 4/28/29	9,000,000	9,032,598
JFIN CLO
#•Series 2014-1A A 144A 2.53% 4/20/25	9,500,000	9,496,466
#•Series 2017-1A A1 144A 2.324% 4/24/29	14,245,000	14,266,410
#•KKR Financial CLO Series 2013-1A A1 144A 2.173% 7/15/25	10,000,000	9,998,660
•Mercedes-Benz Auto Lease Trust Series 2016-A A2B 1.472% 7/16/18	2,237,312	2,239,464
#•Mercedes-Benz Master Owner Trust Series 2016-AA A 144A 1.492% 5/15/20	5,054,000	5,073,945
•Morgan Stanley ABS Capital I Trust Series 2005-HE5 M1 1.612% 9/25/35	1,724,647	1,721,724
#•Navistar Financial Dealer Note Master Owner Trust II Series 2016-1 A 144A 2.332% 9/27/21	3,335,000	3,342,989

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
•New Century Home Equity Loan Trust Series 2005-2 M1 1.627% 6/25/35	1,392,025	$1,390,949
•Nissan Auto Lease Trust Series 2015-B A2B 1.442% 12/15/17	691,675	691,918
#•OHA Credit Partners IX Series 2013-9A A1 144A 2.43% 10/20/25	3,373,174	3,371,838
•RAMP Series 2005-RS3 M1 1.402% 3/25/35	852,775	852,334
#•Saranac CLO I Series 2013-1A A1A 144A 2.512% 10/26/24	10,000,000	9,997,040
#•Shackleton V CLO Series 2014-5A A 144A 2.534% 5/7/26	10,425,000	10,421,508
#•Shackleton X CLO Series 2017-10A A 144A 0.00% 4/20/29	4,000,000	4,014,488
#•Sound Point CLO XV Series 2017-1A A 144A 2.496% 1/23/29	2,000,000	2,006,630
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	6,875,000	6,879,852
Series 2015-2 A 1.60% 4/15/21	5,250,000	5,252,774
#•Telos CLO Series 2013-4A A 144A 2.323% 7/17/24	11,500,000	11,521,034
#•THL Credit Wind River CLO Series 2013-2A A2B 144A 2.664% 1/18/26	6,265,000	6,262,857
#•TIAA CLO II Series 2017-1A A 144A 2.49% 4/20/29	9,320,000	9,311,817
Towd Point Mortgage Trust
#•Series 2015-5 A1B 144A 2.75% 5/25/55	3,942,101	3,944,634
#•Series 2015-6 A1B 144A 2.75% 4/25/55	4,057,689	4,054,212
#•Series 2016-1 A1B 144A 2.75% 2/25/55	3,086,554	3,088,586
#•Series 2016-2 A1 144A 3.00% 8/25/55	2,652,453	2,661,089
#•Series 2016-3 A1 144A 2.25% 4/25/56	3,716,487	3,680,262
#•Series 2017-1 A1 144A 2.75% 10/25/56	2,911,874	2,909,140
Toyota Auto Receivables Owner Trust
Series 2015-B A3 1.27% 5/15/19	5,323,299	5,320,439
Series 2016-C A2A 1.00% 1/15/19	2,750,000	2,747,055
#•Venture CDO Series 2016-25A A1 144A 2.49% 4/20/29	3,920,000	3,932,779

LVIP Delaware Bond Fund–16

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•Venture XVI CLO Series 2014-16A A1L 144A 2.523% 4/15/26	12,000,000	$11,994,000
#Verizon Owner Trust Series 2016-2A A 144A 1.68% 5/20/21	4,405,000	4,390,310
#Volkswagen Credit Auto Master Trust Series 2014-1A A2 144A 1.40% 7/22/19	12,809,000	12,804,883
Volvo Financial Equipment
#Series 2014-1A A3 144A 0.82% 4/16/18	146,992	146,926
#Series 2014-1A B 144A 1.66% 11/16/20	3,757,000	3,755,413
#Series 2017-1A A2 144A 1.55% 10/15/19	4,940,000	4,934,017
#•Voya CLO Series 2017-1A A1 144A 0.00% 4/17/30	5,000,000	5,018,110
•World Financial Network Credit Card Master Trust Series 2015-A A 1.392% 2/15/22	4,220,000	4,232,207

Total Non-Agency Asset-Backed Securities (Cost $435,213,364)		436,132,924

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.95%
Agate Bay Mortgage Trust
#•Series 2015-1 B1 144A 3.825% 1/25/45	3,211,402	3,214,850
#•Series 2015-1 B2 144A 3.825% 1/25/45	1,814,643	1,789,569
fCiticorp Residential Mortgage Securities Series 2006-3 A5 5.718% 11/25/36	4,987,000	5,070,397
JPMorgan Mortgage Trust
#•Series 2014-2 B1 144A 3.423% 6/25/29	2,202,549	2,180,697
#•Series 2014-2 B2 144A 3.423% 6/25/29	820,604	803,918
#•Series 2014-IVR6 2A4 144A 2.50% 7/25/44	2,896,000	2,862,341
#•Series 2015-1 B1 144A 2.623% 12/25/44	4,015,272	3,979,335
#•Series 2015-1 B2 144A 2.623% 12/25/44	3,380,143	3,307,023
#•Series 2015-4 B1 144A 3.628% 6/25/45	3,022,627	2,946,160
#•Series 2015-4 B2 144A 3.628% 6/25/45	2,164,659	2,074,010
#•Series 2015-5 B2 144A 2.874% 5/25/45	3,333,441	3,149,110
#•Series 2015-6 B1 144A 3.623% 10/25/45	2,181,618	2,141,108

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
JPMorgan Mortgage Trust (continued)
#•Series 2015-6 B2 144A 3.623% 10/25/45	2,115,187	$2,046,014
#•Series 2016-4 B1 144A 3.91% 10/25/46	1,607,241	1,620,694
#•Series 2016-4 B2 144A 3.91% 10/25/46	2,742,039	2,696,099
#•Series 2017-1 B2 144A 3.576% 1/25/47	4,997,353	4,767,425
New Residential Mortgage Loan Trust
#•Series 2016-4A A1 144A 3.75% 11/25/56	1,669,509	1,704,400
#•Series 2017-1A A1 144A 4.00% 2/25/57	3,759,307	3,876,692
Sequoia Mortgage Trust
•Series 2013-4 B2 3.492% 4/25/43	1,965,613	1,944,202
#•Series 2014-2 A4 144A 3.50% 7/25/44	2,455,994	2,445,826
#•Series 2015-1 B2 144A 3.876% 1/25/45	2,296,933	2,261,301
Stru Series IFF-1748 SQ8 2.50% 12/31/49	2,219,000	1,863,613
•Thornburg Mortgage Securities Trust Series 2007-4 1A1 2.848% 9/25/37	2,310,428	2,261,018

Total Non-Agency Collateralized Mortgage Obligations (Cost $60,427,107)		61,005,802

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES– 5.37%
•Banc of America Commercial Mortgage Trust Series 2007-4 AM 5.961% 2/10/51	5,552,000	5,605,665
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW18 A4 5.70% 6/11/50	2,714,844	2,747,325
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	11,480,000	11,529,079
•Series 2016-CD2 A4 3.526% 11/10/49	4,020,000	4,111,356
CFCRE Commercial Mortgage Trust
#•Series 2011-C2 C 144A 5.755% 12/15/47	4,875,000	5,360,963
Series 2016-C7 A3 3.839% 12/10/54	3,535,000	3,638,443
Citigroup Commercial Mortgage Trust
•Series 2007-C6 AM 5.779% 12/10/49	3,102,000	3,139,408

LVIP Delaware Bond Fund–17

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust (continued)
Series 2014-GC25 A4 3.635% 10/10/47	6,146,000	$6,341,062
Series 2015-GC27 A5 3.137% 2/10/48	14,090,000	14,041,368
Series 2016-P3 A4 3.329% 4/15/49	5,242,000	5,270,566
Series 2016-P5 A4 2.941% 10/10/49	4,855,000	4,719,740
COMM Mortgage Trust
#Series 2013-CR6 AM 144A 3.147% 3/10/46	5,355,000	5,362,209
#Series 2013-WWP A2 144A 3.424% 3/10/31	2,235,000	2,302,251
Series 2014-CR16 A4 4.051% 4/10/47	5,347,000	5,665,218
Series 2014-CR19 A5 3.796% 8/10/47	3,947,000	4,129,402
Series 2014-CR20 AM 3.938% 11/10/47	10,915,000	11,319,743
#Series 2015-3BP A 144A 3.178% 2/10/35	18,301,000	18,336,919
Series 2015-CR23 A4 3.497% 5/10/48	6,327,000	6,437,890
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	9,745,000	9,785,218
Series 2016-C3 A5 2.89% 9/10/49	11,535,000	11,199,885
DB-UBS Mortgage Trust
#Series 2011-LC1A A3 144A 5.002% 11/10/46	5,325,000	5,732,537
#•Series 2011-LC1A C 144A 5.686% 11/10/46	6,552,000	7,190,924
GRACE Mortgage Trust
#Series 2014-GRCE A 144A 3.369% 6/10/28	16,624,000	17,217,671
#Series 2014-GRCE B 144A 3.52% 6/10/28	5,588,000	5,751,657
GS Mortgage Securities Trust
#•Series 2010-C1 C 144A 5.635% 8/10/43	3,023,000	3,203,300
Series 2015-GC32 A4 3.764% 7/10/48	3,538,000	3,684,337
•Series 2017-GS5 XA 0.972% 3/10/50	60,155,000	4,030,505
#Houston Galleria Mall Trust Series 2015-HGLR A1A2 144A 3.087% 3/5/37	6,000,000	5,949,565
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	16,643,000	17,256,065

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	11,776,000	$11,677,391
Series 2016-C4 A3 3.141% 12/15/49	7,000,000	6,915,060
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 E 5.525% 8/12/37	1,656,000	1,721,892
Series 2013-LC11 B 3.499% 4/15/46	6,289,000	6,260,667
Series 2015-JP1 A5 3.914% 1/15/49	8,627,000	9,064,146
Series 2016-JP2 A4 2.822% 8/15/49	10,654,000	10,286,069
#Series 2016-WIKI A 144A 2.798% 10/5/31	2,325,000	2,339,547
#Series 2016-WIKI B 144A 3.201% 10/5/31	4,395,000	4,441,889
•LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39	4,915,735	4,344,232
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47	4,958,000	5,162,588
Series 2015-C23 A4 3.719% 7/15/50	18,182,000	18,838,972
Series 2015-C26 A5 3.531% 10/15/48	5,698,000	5,821,079
Series 2016-C29 A4 3.325% 5/15/49	4,910,000	4,934,846
Morgan Stanley Capital I Trust
•Series 2006-HQ10 B 5.448% 11/12/41	3,200,000	3,196,842
Series 2011-C3 A4 4.118% 7/15/49	5,645,000	6,012,125
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 B 4.142% 10/15/45	3,276,000	3,391,968
Series 2014-LC18 A5 3.405% 12/15/47	4,251,000	4,302,481
Series 2015-NXS3 A4 3.617% 9/15/57	4,455,000	4,562,942
Series 2016-BNK1 A3 2.652% 8/15/49	7,895,000	7,525,257
WF-RBS Commercial Mortgage Trust Series 2012-C10 A3 2.875% 12/15/45	11,490,000	11,576,429

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $350,075,833)		343,436,693

LVIP Delaware Bond Fund–18

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
ΔREGIONAL BOND–0.05%
Canada–0.05%
Province of Quebec Canada 2.375% 1/31/22	2,890,000	$2,907,733

		2,907,733

Total Regional Bond (Cost $2,887,428)		2,907,733

ΔSOVEREIGN BONDS–0.37%
Bermuda–0.03%
#Bermuda Government International Bond 144A 3.717% 1/25/27	2,200,000	2,128,566

		2,128,566

Colombia–0.08%
Colombia Government International Bond 5.00% 6/15/45	4,740,000	4,777,920

		4,777,920

Croatia–0.03%
#Croatia Government International Bond 144A 5.50% 4/4/23	1,748,000	1,886,669

		1,886,669

Hungary–0.06%
Hungary Government International Bond 5.75% 11/22/23	3,500,000	3,961,986

		3,961,986

Indonesia–0.03%
#Perusahaan Penerbit SBSN Indonesia III 144A 4.15% 3/29/27	1,600,000	1,608,720

		1,608,720

Japan–0.12%
#Development Bank of Japan 144A 1.625% 9/1/21	8,244,000	7,952,162

		7,952,162

Jordan–0.02%
#Jordan Government International Bond 144A 5.75% 1/31/27	1,300,000	1,276,701

		1,276,701

Total Sovereign Bonds (Cost $23,880,109)		23,592,724

	Principal Amount°	Value (U.S. $)

SUPRANATIONAL BANK–0.12%
European Investment Bank 1.375% 9/15/21	8,250,000	$8,003,069

Total Supranational Bank (Cost $8,237,955)		8,003,069

U.S. TREASURY OBLIGATIONS–3.03%
U.S. Treasury Bond 2.875% 11/15/46	148,555,000	144,168,022
U.S. Treasury Inflation Index Note 0.02% 4/15/21	23,386,723	23,643,205
U.S. Treasury Notes
1.875% 2/28/22	6,105,000	6,092,601
1.875% 3/31/22	185,000	184,541
2.25% 2/15/27	19,870,000	19,618,903

Total U.S. Treasury Obligations (Cost $195,221,357)		193,707,272

	Number of Shares

PREFERRED STOCK–0.51%
•Bank of America 6.50%	8,780,000	9,592,150
•General Electric 5.00%	15,380,000	16,245,125
•Integrys Holding 6.00%	248,850	6,498,096
#•USB Realty 2.169%	615,000	524,288

Total Preferred Stock (Cost $31,662,890)		32,859,659

	Principal Amount°

SHORT-TERM INVESTMENTS–9.83%
Certificates of Deposit–1.81%
Abbey National Treasury Services 1.48% 12/7/17	2,500,000	2,500,579
Banco Estado Chile
1.14% 6/22/17	25,000,000	25,000,904
1.21% 7/28/17	8,500,000	8,500,000
Bank of Montreal Chicago 1.40% 12/7/17	2,500,000	2,501,246
BNP Paribas New York Branch 1.47% 12/7/17	2,500,000	2,500,714
Toronto Dominion Bank New York
0.91% 5/23/17	50,000,000	49,998,025
1.14% 6/23/17	25,000,000	25,002,370

		116,003,838

≠Discounted Commercial Paper–7.81%
Abbey National Treasury Services 0.81% 4/3/17	50,000,000	49,997,750
BMW U.S. Capital 0.913% 6/16/17	44,000,000	43,908,242

LVIP Delaware Bond Fund–19

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS (continued)
≠Discounted Commercial Paper (continued)
BNP Paribas New York Branch 0.80% 4/3/17	50,000,000	$49,997,778
California University 0.751% 4/10/17	23,500,000	23,496,005
Chicago University 1.003% 6/20/17	30,000,000	29,931,600
Cornell University
0.718% 4/5/17	13,200,000	13,199,472
0.781% 5/3/17	14,250,000	14,239,028
0.902% 5/23/17	9,250,000	9,236,033
1.002% 6/8/17	15,000,000	14,969,550
CPPIB Capital 0.892% 4/20/17	6,500,000	6,496,992
Dartmouth College 0.741% 4/12/17	10,000,000	9,997,800
DNB Bank
0.761% 4/24/17	25,000,000	24,985,018
1.167% 6/19/17	25,000,000	24,943,610
Duke University
0.802% 5/10/17	5,909,000	5,903,275
0.832% 4/12/17	13,000,000	12,996,464

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS (continued)
≠Discounted Commercial Paper (continued)
DZ Bank New York 1.60% 4/3/17	57,935,000	$57,932,425
Harvard University 0.852% 4/12/17	5,068,000	5,066,698
JPMorgan Securities
1.018% 4/3/17	10,000,000	9,999,312
1.191% 7/10/17	14,000,000	14,010,094
Princeton University
0.82% 5/16/17	23,750,000	23,748,088
0.90% 5/15/17	17,500,000	17,500,399
Yale University 0.943% 6/6/17	37,000,000	36,936,578

		499,492,211

Floating Rate Note–0.21%
JPMorgan Securities 1.30% 10/19/17	13,500,000	13,523,058

		13,523,058

Total Short Term Investments (Cost $628,993,062)		629,019,107

TOTAL VALUE OF SECURITIES–105.55% (Cost $6,718,487,136)	6,751,940,357
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(5.55%)	(354,728,571)

NET ASSETS APPLICABLE TO 472,480,796 SHARES OUTSTANDING–100.00%	$6,397,211,786

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2017, the aggregate value of Rule 144A securities was $1,202,302,973, which represents 18.79% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of March 31, 2017. Interest rates reset periodically.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.

«	Includes $1,575,867 cash collateral held at broker and $1,663,472 foreign currencies due to broker for futures contracts as of March 31, 2017.

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.

«

Loan agreements generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at March 31, 2017.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2017.

LVIP Delaware Bond Fund–20

LVIP Delaware Bond Fund

Schedule of Investments (continued)

The following futures contracts and swap contracts were outstanding at March 31, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
Interest Rate Contracts:
811	Australia 10 yr Bonds	$79,365,620	$79,586,817	6/16/17	$221,197
(998)	Euro-O.A.T.	(157,134,100)	(156,548,548)	6/9/17	585,552
2,122	U.S. Treasury 10 yr Notes	264,198,240	264,321,625	6/22/17	123,385

Total					$930,134

Swap Contracts

Interest Rate Swap Contracts

Counterparty & Swap Referenced Obligation	Notional Value[1]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Unrealized Appreciation (Depreciation)
LCH-BAML 30 yr Interest Rate Swap	9,775,000	2.716%	(1.150%)	12/22/46	$(136,036)
LCH-BAML 30 yr Interest Rate Swap	4,610,000	2.480%	(1.150%)	1/11/47	171,658
LCH-BAML 30 yr Interest Rate Swap	3,310,000	2.596%	(1.150%)	1/23/47	39,514
LCH-BAML 30 yr Interest Rate Swap	3,300,000	2.623%	(1.150%)	1/24/47	20,292
LCH-BAML 30 yr Interest Rate Swap	3,305,000	2.661%	(1.150%)	1/27/47	(7,198)
LCH-BAML 30 yr Interest Rate Swap	5,280,000	2.687%	(1.150%)	1/30/47	(40,974)

Total					$47,256

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

LVIP Delaware Bond Fund–21

LVIP Delaware Bond Fund

Schedule of Investments (continued)

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

BAML–Bank of America Merrill Lynch

BB–Barclays Bank

BNP–Banque Paribas

DB–Deutsche Bank

CLO–Collateralized Loan Obligation

FREMF–Freddie Mac Multifamily

GE–General Electric

GNMA–Government National Mortgage Association

GS–Goldman Sachs

HSBC–Hong Kong Shanghai Bank

IRS–Interest Rate Swap

IT–Information Technology

JPM–JPMorgan

LB–Lehman Brothers

LCH–London Clearing House

O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)

RBS–Royal Bank of Scotland

REMICs–Real Estate Mortgage Investment Conduit

S.F.–Single Family

USD–U.S. Dollar

WF–Wells Fargo

yr–Year

See accompanying notes.

LVIP Delaware Bond Fund–22

LVIP Delaware Bond Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Bond Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$6,718,487,136

Aggregate unrealized appreciation	$94,389,489
Aggregate unrealized depreciation	(60,936,268)

Net unrealized appreciation	$33,453,221

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Delaware Bond Fund–23

LVIP Delaware Bond Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$343,553,576	$4,849,760	348,403,336
Agency Commercial Mortgage-Backed Securities	—	103,668,038	—	103,668,038
Agency Mortgage-Backed Securities	—	1,681,213,184	—	1,681,213,184
Corporate Bonds	—	2,698,309,941	—	2,698,309,941
Municipal Bonds	—	148,354,211	—	148,354,211
Non-Agency Asset-Backed Securities	—	436,132,924	—	436,132,924
Non-Agency Collateralized Mortgage Obligations	—	59,142,189	1,863,613	61,005,802
Non-Agency Commercial Mortgage-Backed Securities	—	343,436,693	—	343,436,693
Regional Bonds	—	2,907,733	—	2,907,733
Loan Agreements	—	41,326,664	—	41,326,664
Sovereign Bonds	—	23,592,724	—	23,592,724
Supranational Banks	—	8,003,069	—	8,003,069
U.S. Treasury Obligations	—	193,707,272	—	193,707,272
Preferred Stock	—	32,859,659	—	32,859,659
Short-Term Investments	—	629,019,107	—	629,019,107

Total Investments	$—	$6,745,226,984	$6,713,373	$6,751,940,357

Derivatives:

Assets:
Futures Contracts	$930,134	$—	$—	$930,134

Swap Contracts	$—	$231,464	$—	$231,464

Liabilities:
Swap Contracts	$—	$(184,208)	$—	$(184,208)

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP Delaware Bond Fund–24

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.63%
Fannie Mae Connecticut Avenue Securities
•Series 2015-C03 1M1 2.482% 7/25/25	79,836	$79,863
•Series 2015-C03 2M1 2.482% 7/25/25	548,461	549,582
•Series 2015-C04 2M1 2.682% 4/25/28	373,115	374,192
•Series 2016-C03 1M1 2.982% 10/25/28	757,747	770,027
•Series 2016-C04 1M1 2.432% 1/25/29	528,829	534,609
•Series 2017-C01 1M1 2.282% 7/25/29	445,332	447,482
•Series 2017-C02 2M1 2.127% 9/25/29	3,710,000	3,716,550
Fannie Mae REMICs
•Series 2005-106 QF 1.492% 12/25/35	1,417,541	1,427,154
•Series 2006-40 F 1.282% 5/25/36	101,143	100,855
Freddie Mac REMICs
•Series 3152 JF 1.362% 8/15/35	94,201	94,204
•Series 3311 VF 1.152% 5/15/37	245,936	244,311
•Series 3780 LF 1.312% 3/15/29	5,849	5,852
•Series 3800 AF 1.412% 2/15/41	335,736	337,049
Freddie Mac Structured Agency Credit Risk Debt Notes
•Series 2016-DNA3 M1 2.082%12/25/28	2,021,775	2,029,340
•Series 2016-HQA2 M1 2.182% 11/25/28	2,422,290	2,431,471
•GNMA Series 2010-46 MF 1.328% 5/16/34	317,176	317,725

Total Agency Collateralized Mortgage Obligations (Cost $13,405,082)		13,460,266

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.65%
FREMF Mortgage Trust
#•Series 2011-K13 B 144A 4.611% 1/25/48	420,000	448,067
#•Series 2014-K716 B 144A 3.952% 8/25/47	4,820,000	4,967,122

Total Agency Commercial Mortgage-Backed Securities (Cost $5,444,120)		5,415,189

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS–0.27%
#Aerojet Rocketdyne Holdings 144A 2.25%, exercise price $26.00, maturity date 12/15/23	24,000	$25,995
Alaska Communications Systems Group 6.25%, exercise price $10.28, maturity date 5/1/18	100,000	104,250
#Ares Capital 144A 3.75%, exercise price $19.38, maturity date 2/1/22	13,000	13,008
BioMarin Pharmaceutical 1.50%, exercise price $94.15, maturity date 10/15/20	25,000	29,641
#Blackhawk Network Holdings 144A 1.50%, exercise price $49.83, maturity date 1/15/22	51,000	54,666
Blackstone Mortgage Trust 5.25%, exercise price $27.99, maturity date 12/1/18	117,000	134,331
Brookdale Senior Living 2.75%, exercise price $29.33, maturity date 6/15/18	92,000	90,850
Cardtronics 1.00%, exercise price $52.35, maturity date 12/1/20	65,000	70,647
Cemex 3.72%, exercise price $11.45, maturity date 3/15/20	33,000	37,434
Chart Industries 2.00%, exercise price $69.03, maturity date 8/1/18	59,000	58,557
#Clearwire Communications 144A 8.25%, exercise price $7.08, maturity date 12/1/40	114,000	118,417
#DISH Network 144A 2.375%, exercise price $82.22, maturity date 3/15/24	12,000	12,307
#DISH Network 144A 3.375%, exercise price $65.18, maturity date 8/15/26	18,000	21,836
GAIN Capital Holdings 4.125%, exercise price $12.00, maturity date 12/1/18	77,000	76,807
fGeneral Cable 4.50%, exercise price $31.67, maturity date 11/15/29	83,000	64,688
HealthSouth 2.00%, exercise price $37.16, maturity date 12/1/43	64,000	78,480
Helix Energy Solutions Group 4.25%, exercise price $13.89, maturity date 5/1/22	62,000	60,993

LVIP Delaware Diversified Floating Rate Fund–1

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
#Hercules Capital 144A 4.375%, exercise price $16.41, maturity date 2/1/22	30,000	$30,788
#Insulet 144A 1.25%, exercise price $58.37, maturity date 9/15/21	28,000	28,245
Jefferies Group 3.875%, exercise price $43.83, maturity date 11/1/29	124,000	125,705
#Knowles 144A 3.25%, exercise price $18.43, maturity date 11/1/21	46,000	57,845
#Liberty Interactive 144A 1.75%, exercise price $341.10, maturity date 9/30/46	45,000	50,822
#Liberty Media 144A 2.25%, exercise price $104.55, maturity date 9/30/46	15,000	16,237
#Medicines 144A 2.75%, exercise price $48.97, maturity date 7/15/23	33,000	39,930
fMeritor 4.00%, exercise price $26.73, maturity date 2/15/27	110,000	115,500
New Mountain Finance 5.00%, exercise price $15.81, maturity date 6/15/19	61,000	62,906
NuVasive 2.25%, exercise price $59.82, maturity date 3/15/21	22,000	30,113
NXP Semiconductors 1.00%, exercise price $102.84, maturity date 12/1/19	43,000	49,988
ON Semiconductor 1.00%, exercise price $18.50, maturity date 12/1/20	57,000	62,522
#Pacira Pharmaceuticals 144A 2.375%, exercise price $66.89, maturity date 4/1/22	2,000	2,081
PROS Holdings 2.00%, exercise price $33.79, maturity date 12/1/19	56,000	56,945
#Silicon Laboratories 144A 1.375%, exercise price $92.81, maturity date 3/1/22	5,000	5,328
Spectrum Pharmaceuticals 2.75%, exercise price $10.53, maturity date 12/15/18	79,000	79,691
Spirit Realty Capital 3.75%, exercise price $13.10, maturity date 5/15/21	74,000	75,989
Synchronoss Technologies 0.75%, exercise price $53.17, maturity date 8/15/19	38,000	36,029

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
•Vector Group 1.75%, exercise price $23.46, maturity date 4/15/20	85,000	$96,422
VEREIT 3.75%, exercise price $14.99, maturity date 12/15/20	112,000	112,631
Verint Systems 1.50%, exercise price $64.46, maturity date 6/1/21	69,000	68,353

Total Convertible Bonds (Cost $2,306,487)		2,256,977

	Number of Shares

CONVERTIBLE PREFERRED STOCK–0.01%
American Tower 5.50%, exercise price $116.40, expiration date 2/15/18	114	12,734
DTE Energy 6.50%, exercise price $116.31, expiration date 10/1/19	663	35,623
El Paso Energy Capital Trust I 4.75%, exercise price $50.00, expiration date 3/31/28	829	41,450
Teva Pharmaceutical Industries 7.00%, exercise price $75.00, expiration date 12/15/18	23	13,271

Total Convertible Preferred Stock (Cost $104,504)		103,078

	Principal Amount°

CORPORATE BONDS–64.63%
Air Freight & Logistics–0.95%
Aviation Capital Group
#144A 2.875% 9/17/18	1,500,000	1,515,546
#144A 2.875% 1/20/22	5,845,000	5,811,046
#SMBC Aviation Capital Finance 144A 2.65% 7/15/21	580,000	565,196

		7,891,788

Airlines–0.34%
#◆Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27	528,907	532,213
◆American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26	571,079	573,934
◆American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27	167,261	164,125

LVIP Delaware Diversified Floating Rate Fund–2

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Airlines (continued)
◆American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28	243,677	$243,373
◆United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26	453,031	470,020
◆United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26	808,701	821,907

		2,805,572

Automobiles–2.30%
#•Daimler Finance North America 144A 1.374% 8/1/17	6,340,000	6,346,239
•Ford Motor Credit 1.964% 11/4/19	7,130,000	7,169,800
Toyota Motor Credit 2.00% 10/24/18	5,525,000	5,553,575

		19,069,614

Banks–19.69%
#•Akbank 144A 7.20% 3/16/27	230,000	238,073
#Banco Nacional de Costa Rica 144A 5.875% 4/25/21	605,000	616,344
•Bank of America 2.221% 10/21/22	9,955,000	10,118,979
•Bank of New York Mellon 2.089% 10/30/23	6,535,000	6,689,762
Barclays
4.337% 1/10/28	470,000	470,074
•8.25% 12/29/49	2,750,000	2,897,043
•BB&T 1.991% 6/15/18	4,135,000	4,166,562
#BBVA Bancomer 144A 7.25% 4/22/20	450,000	495,990
•Branch Banking & Trust 1.353% 5/23/17	2,575,000	2,575,373
Citigroup
•1.80% 1/10/20	3,820,000	3,834,314
•2.485% 9/1/23	6,940,000	7,141,808
Citizens Bank 2.55% 5/13/21	4,000,000	3,981,148
Citizens Financial Group
2.375% 7/28/21	1,000,000	987,096
4.30% 12/3/25	750,000	774,387
•CoBank 1.731% 6/15/22	425,000	410,588
Compass Bank 3.875% 4/10/25	970,000	953,812
#•Dexia Credit Local 144A 1.539% 2/15/19	4,440,000	4,439,041
Fifth Third Bank
•1.967% 8/20/18	1,770,000	1,780,909
2.25% 6/14/21	4,000,000	3,956,972
HSBC Holdings 2.65% 1/5/22	1,925,000	1,901,746

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Huntington Bancshares 2.30% 1/14/22	935,000	$912,257
Huntington National Bank 2.375% 3/10/20	1,340,000	1,345,625
ING Groep
3.15% 3/29/22	815,000	817,836
3.95% 3/29/27	860,000	863,802
JPMorgan Chase
•1.656% 3/9/21	2,205,000	2,196,923
•2.273% 10/24/23	9,710,000	9,941,477
KeyBank
2.35% 3/8/19	4,750,000	4,788,641
2.50% 11/22/21	2,000,000	1,989,374
3.18% 5/22/22	1,630,000	1,646,510
•Kreditanstalt fuer Wiederaufbau 1.312% 12/29/17	4,130,000	4,129,934
Lloyds Banking Group
3.00% 1/11/22	4,625,000	4,603,637
3.75% 1/11/27	535,000	527,009
•Morgan Stanley 2.443% 10/24/23	11,035,000	11,277,924
•National City Bank 1.472% 6/7/17	3,360,000	3,360,144
•Oesterreichische Kontrollbank 1.214% 8/10/17	4,350,000	4,351,527
PNC Bank 2.625% 2/17/22	5,515,000	5,523,289
Regions Bank 2.25% 9/14/18	3,985,000	3,998,609
Royal Bank of Canada 2.75% 2/1/22	3,425,000	3,458,685
•Royal Bank of Scotland Group 8.625% 12/29/49	1,550,000	1,619,750
•Santander UK 1.904% 8/24/18	5,700,000	5,729,948
Santander UK Group Holdings 3.571% 1/10/23	675,000	675,858
SunTrust Banks 2.70% 1/27/22	1,360,000	1,356,236
SVB Financial Group 3.50% 1/29/25	770,000	753,858
•Toronto-Dominion Bank 1.589% 4/30/18	5,650,000	5,673,589
#Turkiye Garanti Bankasi 144A 5.25% 9/13/22	260,000	259,344
UBS Group Funding Jersey
#144A 2.65% 2/1/22	325,000	318,977
#144A 3.00% 4/15/21	10,365,000	10,392,757
•USB Capital IX 3.50% 10/29/49	465,000	395,831
•Wells Fargo 2.269% 10/31/23	11,300,000	11,516,282

		162,855,654

Beverages–3.41%
Anheuser-Busch InBev Finance 2.65% 2/1/21	6,600,000	6,655,519

LVIP Delaware Diversified Floating Rate Fund–3

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Beverages (continued)
•Anheuser-Busch Inbev Worldwide 1.724% 8/1/18	6,520,000	$6,563,977
#Becle 144A 3.75% 5/13/25	1,340,000	1,315,510
Constellation Brands 4.25% 5/1/23	230,000	242,878
Molson Coors Brewing 3.00% 7/15/26	2,845,000	2,710,816
•PepsiCo 1.372% 10/13/17	4,900,000	4,908,658
#Pernod Ricard 144A 4.45% 1/15/22	5,455,000	5,813,192

		28,210,550

Building Products–0.10%
Fortune Brands Home & Security 3.00% 6/15/20	565,000	572,284
Masco 3.50% 4/1/21	255,000	260,766

		833,050

Capital Markets–1.08%
Barclays 3.20% 8/10/21	715,000	716,029
•Goldman Sachs Group 2.654% 11/29/23	7,945,000	8,237,654

		8,953,683

Chemicals–0.54%
CF Industries 6.875% 5/1/18	1,240,000	1,295,800
Dow Chemical 8.55% 5/15/19	1,560,000	1,769,299
#Equate Petrochemical 144A 3.00% 3/3/22	295,000	288,835
#OCP 144A 4.50% 10/22/25	1,170,000	1,156,984

		4,510,918

Commercial Services & Supplies–0.08%
Penske Truck Leasing
#144A 3.30% 4/1/21	405,000	410,895
#144A 4.20% 4/1/27	235,000	239,746

		650,641

Communications Equipment–1.15%
•Cisco Systems 1.555% 3/1/19	9,480,000	9,554,807

		9,554,807

Construction Materials–0.09%
#Cemex Finance 144A 9.375% 10/12/22	425,000	460,275
#Union Andina de Cementos 144A 5.875% 10/30/21	245,000	255,413

		715,688

Consumer Finance–1.35%
General Motors Financial
3.10% 1/15/19	4,120,000	4,188,273
4.375% 9/25/21	5,500,000	5,789,503

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Consumer Finance (continued)
Hyundai Capital America
#144A 3.00% 3/18/21	490,000	$492,116
#144A 4.00% 6/8/17	690,000	692,849

		11,162,741

Containers & Packaging–0.37%
#•Ardagh Packaging Finance 144A 4.289% 5/15/21	2,955,000	3,032,569

		3,032,569

Diversified Financial Services–1.93%
AerCap Ireland Capital 3.95% 2/1/22	1,410,000	1,449,610
Credit Suisse Group Funding Guernsey 3.125% 12/10/20	4,835,000	4,866,021
#ERAC USA Finance 144A 4.50% 8/16/21	4,650,000	4,957,272
International Lease Finance 8.625% 1/15/22	3,640,000	4,467,605
#SUAM Finance 144A 4.875% 4/17/24	185,000	192,530

		15,933,038

Diversified Telecommunication Services–3.03%
•AT&T 2.082% 6/30/20	10,790,000	10,921,206
CenturyLink 5.80% 3/15/22	1,395,000	1,443,825
Deutsche Telekom International Finance
#144A 1.95% 9/19/21	485,000	469,004
#144A 2.485% 9/19/23	3,740,000	3,580,440
Digicel Group
#144A 7.125% 4/1/22	240,000	187,800
#144A 8.25% 9/30/20	200,000	172,880
#GTP Acquisition Partners I 144A 2.35% 6/15/20	470,000	464,562
SBA Tower Trust
#144A 2.24% 4/16/18	465,000	465,178
#144A 2.898% 10/15/19	1,145,000	1,148,558
#Verizon Communications 144A 2.946% 3/15/22	6,210,000	6,192,351

		25,045,804

Electric Utilities–3.56%
#•AES Gener 144A 8.375% 12/18/73	220,000	232,375
#American Transmission Systems 144A 5.25% 1/15/22	755,000	831,958
Berkshire Hathaway Energy 3.75% 11/15/23	1,525,000	1,596,039
Commonwealth Edison 2.15% 1/15/19	2,750,000	2,767,900
Duke Energy 1.80% 9/1/21	5,670,000	5,482,624
•Emera 6.75% 6/15/76	440,000	482,350
#•Enel 144A 8.75% 9/24/73	1,103,000	1,271,207

LVIP Delaware Diversified Floating Rate Fund–4

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Enel Americas 4.00% 10/25/26	210,000	$207,839
Entergy Louisiana 4.05% 9/1/23	3,955,000	4,176,385
Entergy Mississippi 3.10% 7/1/23	250,000	251,329
Exelon 3.497% 6/1/22	735,000	742,642
#Fortis 144A 2.10% 10/4/21	4,985,000	4,835,295
Great Plains Energy
3.15% 4/1/22	3,895,000	3,937,280
4.85% 6/1/21	440,000	469,910
NextEra Energy Capital Holdings 3.625% 6/15/23	875,000	889,478
NV Energy 6.25% 11/15/20	800,000	899,242
#Pampa Energia 144A 7.50% 1/24/27	340,000	344,760

		29,418,613

Equity Real Estate Investment Trusts–1.67%
American Tower 2.25% 1/15/22	6,405,000	6,188,018
Crown Castle International 5.25% 1/15/23	3,410,000	3,725,783
DDR 3.625% 2/1/25	1,025,000	987,717
Host Hotels & Resorts 3.75% 10/15/23	1,895,000	1,912,385
WP Carey 4.60% 4/1/24	980,000	1,015,708

		13,829,611

Food & Staples Retailing–1.44%
#Cencosud 144A 5.15% 2/12/25	305,000	318,405
CVS Health 2.125% 6/1/21	6,885,000	6,760,023
Walgreens Boots Alliance 2.60% 6/1/21	4,800,000	4,810,411

		11,888,839

Food Products–0.14%
#ESAL 144A 6.25% 2/5/23	230,000	231,150
#Marfrig Holdings Europe 144A 8.00% 6/8/23	225,000	235,643
•Mondelez International 1.554% 2/1/19	675,000	678,568

		1,145,361

Health Care Equipment & Supplies–1.18%
Abbott Laboratories
2.80% 9/15/20	3,000,000	3,028,515
2.90% 11/30/21	6,690,000	6,726,420

		9,754,935

Hotels, Restaurants & Leisure–0.10%
Marriott International 3.75% 3/15/25	860,000	875,461

		875,461

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Industrial Conglomerates–1.88%
General Electric
•1.414% 5/5/26	3,900,000	$3,828,802
•1.629% 1/9/20	3,840,000	3,886,399
•2.131% 3/15/23	2,450,000	2,514,496
#144A 3.80% 6/18/19	250,000	260,269
6.00% 8/7/19	1,385,000	1,521,832
#Siemens Financierings-maatschappij 144A 2.70% 3/16/22	3,530,000	3,535,517

		15,547,315

Insurance–1.83%
Prudential Financial
•1.819% 8/15/18	8,742,000	8,797,223
•5.375% 5/15/45	740,000	776,260
#TIAA Asset Management Finance 144A 2.95% 11/1/19	5,110,000	5,197,309
•XLIT 6.50% 12/29/49	460,000	387,550

		15,158,342

Internet Software & Services–0.12%
Alibaba Group Holding 3.125% 11/28/21	240,000	242,823
JD.com 3.125% 4/29/21	755,000	753,433

		996,256

Machinery–1.11%
Crane 2.75% 12/15/18	185,000	188,033
•PACCAR Financial 1.70% 12/6/18	5,850,000	5,897,572
Roper Technologies 2.80% 12/15/21	3,090,000	3,096,810

		9,182,415

Media–0.61%
21st Century Fox America 4.50% 2/15/21	2,290,000	2,444,996
Charter Communications Operating 4.908% 7/23/25	1,435,000	1,518,843
#Columbus Cable Barbados 144A 7.375% 3/30/21	625,000	669,531
Historic TW 6.875% 6/15/18	430,000	456,255

		5,089,625

Metals & Mining–0.50%
#•BHP Billiton Finance USA 144A 6.25% 10/19/75	2,120,000	2,300,730
#Cia Brasileira de Aluminio 144A 6.75% 4/5/21	405,000	439,425
#Evraz Group 144A 5.375% 3/20/23	230,000	231,150
Vale Overseas 5.875% 6/10/21	765,000	821,702

LVIP Delaware Diversified Floating Rate Fund–5

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Metals & Mining (continued)
#Vedanta Resources 144A 6.375% 7/30/22	315,000	$317,363

		4,110,370

Multi-Utilities–0.52%
Ameren 3.65% 2/15/26	1,095,000	1,108,473
Ameren Illinois 9.75% 11/15/18	385,000	432,647
CMS Energy 6.25% 2/1/20	695,000	766,997
Sempra Energy 2.875% 10/1/22	1,995,000	1,989,739

		4,297,856

Oil, Gas & Consumable Fuels–5.03%
•Chevron 1.623% 3/3/22	5,645,000	5,662,483
CNOOC Finance 2015 Australia 2.625% 5/5/20	585,000	583,497
•ConocoPhillips 1.939% 5/15/22	5,100,000	5,194,931
Ecopetrol 5.875% 9/18/23	435,000	472,519
#Empresa Nacional del Petroleo 144A 4.75% 12/6/21	485,000	512,927
•Enterprise Products Operating 7.034% 1/15/68	175,000	182,157
•Exxon Mobil 1.47% 3/6/22	10,640,000	10,710,437
#Gazprom OAO Via Gaz Capital 144A 4.95% 3/23/27	295,000	294,404
Kinder Morgan Energy Partners 5.80% 3/1/21	740,000	813,693
#Kunlun Energy 144A 2.875% 5/13/20	465,000	467,790
#Pertamina Persero 144A 5.25% 5/23/21	845,000	908,289
#Perusahaan Gas Negara Persero 144A 5.125% 5/16/24	200,000	212,635
Petrobras Global Finance 5.375% 1/27/21	820,000	843,780
#•Petroleos Mexicanos 144A 4.77% 3/11/22	800,000	861,000
#Raizen Fuels Finance 144A 5.30% 1/20/27	260,000	263,900
Regency Energy Partners 5.00% 10/1/22	1,585,000	1,687,389
Sabine Pass Liquefaction 5.625% 4/15/23	1,580,000	1,716,269
•Statoil 1.498% 11/8/18	7,240,000	7,281,920
#Tengizchevroil Finance Co. International 144A 4.00% 8/15/26	335,000	321,838
#Woodside Finance 144A 8.75% 3/1/19	2,070,000	2,316,630
#YPF 144A 8.50% 3/23/21	290,000	318,475

		41,626,963

Paper & Forest Products–0.25%
Georgia-Pacific 8.00% 1/15/24	1,125,000	1,443,196

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Paper & Forest Products (continued)
#Suzano Austria GmbH 144A 5.75% 7/14/26	355,000	$362,455
#Suzano Trading 144A 5.875% 1/23/21	245,000	262,224

		2,067,875

Pharmaceuticals–3.07%
#•Bayer US Finance 144A 1.43% 10/6/17	10,000,000	9,992,600
Mylan 3.95% 6/15/26	1,385,000	1,358,257
•Pfizer 1.431% 6/15/18	11,640,000	11,685,443
Shire Acquisitions Investments Ireland 2.40% 9/23/21	2,385,000	2,334,774

		25,371,074

Semiconductors & Semiconductor Equipment–0.53%
#Broadcom 144A 3.00% 1/15/22	805,000	804,864
National Semiconductor 6.60% 6/15/17	500,000	505,336
#NXP 144A 4.125% 6/15/20	3,000,000	3,123,750

		4,433,950

Software–1.84%
CDK Global 5.00% 10/15/24	620,000	628,630
Microsoft
2.40% 2/6/22	230,000	231,538
2.875% 2/6/24	255,000	256,871
•Oracle 1.519% 10/8/19	13,945,000	14,083,083

		15,200,122

Specialty Retail–0.74%
•Lowe’s 1.529% 9/10/19	6,055,000	6,096,816

		6,096,816

Technology Hardware, Storage & Peripherals–1.12%
Apple
•1.538% 2/9/22	3,820,000	3,853,505
•2.183% 2/23/21	4,050,000	4,182,075
#Samsung Electronics America 144A 1.75% 4/10/17	1,200,000	1,200,048

		9,235,628

Textiles, Apparel & Luxury Goods–0.16%
#INVISTA Finance 144A 4.25% 10/15/19	1,280,000	1,321,600

		1,321,600

Tobacco–0.56%
Reynolds American 4.00% 6/12/22	4,390,000	4,612,999

		4,612,999

LVIP Delaware Diversified Floating Rate Fund–6

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Wireless Telecommunication Services–0.26%
#Crown Castle Towers 144A 4.883% 8/15/20	1,615,000	$1,720,301
#Millicom International Cellular 144A 6.00% 3/15/25	395,000	406,356

		2,126,657

Total Corporate Bonds (Cost $530,449,819)		534,614,800

«LOAN AGREEMENTS–10.00%
American Airlines 3.412% 12/14/23	2,426,212	2,433,115
Aramark Services Tranche B 1st Lien 2.00% 3/28/24	1,500,000	1,511,565
Burger King 1st Lien 3.397% 2/17/24	1,500,000	1,503,128
Calpine Construction Finance 3.03% 5/3/20	1,868,076	1,870,701
Charter Communications Operating 1st Lien 3.232% 1/15/24	1,485,000	1,493,873
Charter Communications Operating Tranche E 1st Lien 2.99% 7/1/20	3,797,063	3,811,567
Charter Communications Tranche H 1st Lien 2.99% 1/15/22	1,485,000	1,490,569
Community Health Systems Tranche G 1st Lien 3.804% 12/31/19	343,810	342,170
Community Health Systems Tranche H 1st Lien 4.054% 1/27/21	314,095	310,346
DaVita HealthCare Partners Tranche B 3.732% 6/24/21	8,363,500	8,474,149
FCA US Tranche B 1st Lien 3.39% 12/31/18	2,532,829	2,549,697
First Data 1st Lien 3.984% 3/24/21	4,996,735	5,040,457
Flying Fortress 3.397% 10/30/22	1,000,000	1,010,210
Hilton Worldwide Finance Tranche B2 1st Lien 2.00% 10/25/23	7,000,000	7,062,440
Houghton International 4.397% 12/20/19	1,211,262	1,223,374
Las Vegas Sands Tranche B 1st Lien 3.04% 12/19/20	3,989,717	3,997,198

	Principal Amount°	Value (U.S. $)

«LOAN AGREEMENTS (continued)
Level 3 Financing Tranche B 1st Lien 2.25% 2/22/24	2,165,000	$2,171,311
MGM Growth Properties Operating Partners Tranche B 1st Lien 3.482% 4/25/23	4,950,000	4,980,937
RPI Finance Trust Tranche B6 1st Lien 3.153% 3/27/23	2,100,000	2,108,526
Seminole Tribe of Florida Tranche B 3.397% 4/29/20	3,580,228	3,598,129
Sinclair Television Group 3.24% 1/3/24	6,483,750	6,507,254
Sprint Communications Tranche B 1st Lien 3.50% 2/2/24	8,000,000	8,008,600
Team Health Holdings Tranche B 1st Lien 3.75% 2/6/24	1,950,000	1,939,031
Univision Communications Tranche C 1st Lien 3.75% 3/15/24	7,944,766	7,907,506
WideOpenWest Finance Tranche B 1st Lien 4.50% 8/19/23	1,350,912	1,359,727

Total Loan Agreement (Cost $82,311,186)		82,705,580

NON-AGENCY ASSET-BACKED SECURITIES–14.03%
•American Express Credit Account Secured Note Trust 2012-4 Series 2012-4 B 1.462% 5/15/20	7,000,000	7,010,674
#•AMMC CLO 16 Series 2015-16A AR 144A 0.00% 4/14/29	1,635,000	1,634,182
BA Credit Card Trust
•Series 2014-A1 A 1.292% 6/15/21	4,741,000	4,761,260
•Series 2014-A3 A 1.202% 1/15/20	1,190,000	1,191,093
•Series 2015-A1 A 1.242% 6/15/20	1,065,000	1,067,102
#•Ballyrock CLO Series 2013-1A A 144A 2.232% 5/20/25	2,000,000	2,000,036
#•Cedar Funding V CLO Series 2016-5A A1 144A 2.633% 7/17/28	4,200,000	4,245,360
Chase Issuance Trust
•Series 2013-A6 A6 1.332% 7/15/20	1,250,000	1,254,058

LVIP Delaware Diversified Floating Rate Fund–7

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Chase Issuance Trust (continued)
•Series 2013-A9 A 1.332% 11/16/20	4,400,000	$4,421,342
•Series 2014-A5 A5 1.282% 4/15/21	4,745,000	4,765,855
•Series 2016-A1 A 1.322% 5/17/21	1,155,000	1,161,371
•Series 2016-A3 A3 1.462% 6/15/23	5,000,000	5,051,425
#•Chesapeake Funding Series 2014-1A A 144A 1.254% 3/7/26	227,411	227,171
Citibank Credit Card Issuance Trust
•Series 2013-A4 A4 1.404% 7/24/20	5,000,000	5,021,866
•Series 2013-A7 A7 1.288% 9/10/20	4,700,000	4,719,208
•Series 2016-A3 A3 1.324% 12/7/23	5,750,000	5,790,636
Discover Card Execution Note Trust
•Series 2013-A1 A1 1.212% 8/17/20	2,000,000	2,003,501
•Series 2014-A1 A1 1.342% 7/15/21	6,955,000	6,991,998
•Ford Credit Auto Owner Trust Series 2016-B A2B 1.222% 3/15/19	2,980,428	2,981,011
•Ford Credit Floorplan Master Owner Trust Series 2016-3 A2 1.532% 7/15/21	7,000,000	7,057,557
#•Hertz Fleet Lease Funding Series 2014-1 A 144A 1.258% 4/10/28	105,302	105,284
•Hyundai Auto Receivables Trust Series 2017-A A2B 1.00% 2/18/20	11,000,000	11,000,000
JFIN CLO
#•Series 2014-1A A 144A 2.53% 4/20/25	2,500,000	2,499,070
#•Series 2015-2A AX 144A 2.473% 10/19/26	1,636,250	1,638,531
#•KKR Financial CLO Series 2013-1A A1 144A 2.173% 7/15/25	3,605,000	3,604,517
Nissan Auto Receivables Owner Trust
•Series 2015-B A2B 1.192% 7/16/18	684,005	684,084
•Series 2015-C A2B 1.262% 11/15/18	381,136	381,408
#•OCP CLO Series 2013-4A A1A 144A 2.443% 10/24/25	3,000,000	2,998,878

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•PFS Financing Series 2015-AA A 144A 1.532% 4/15/20	1,950,000	$1,949,391
#•Shackleton V CLO Series 2014-5A A 144A 2.534% 5/7/26	1,095,000	1,094,633
#•Shackleton VIII CLO Series 2015-8A A1 144A 2.54% 10/20/27	1,340,000	1,341,587
#•Telos CLO Series 2013-4A A 144A 2.323% 7/17/24	3,000,000	3,005,487
•Toyota Auto Receivables Owner Trust Series 2016-A A2B 1.232% 7/16/18	4,213,739	4,216,359
#•Venture XVI CLO Series 2014-16A A1L 144A 2.523% 4/15/26	3,000,000	2,998,500
#•Venture XXI CLO Series 2015-21A A 144A 2.513% 7/15/27	2,230,000	2,230,207
•Wells Fargo Dealer Floorplan Master Note Trust Series 2012-2 A 1.728% 4/22/19	3,000,000	3,001,000

Total Non-Agency Asset-Backed Securities (Cost $115,618,075)		116,105,642

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.40%
#COMM Mortgage Trust Series 2015-3BP A 144A 3.178% 2/10/35	3,280,000	3,286,438
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	8,000,000	8,294,690

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $11,590,739)		11,581,128

ΔSOVEREIGN BONDS–0.87%
Argentina–0.14%
#Argentine Republic Government International Bond 144A 5.625% 1/26/22	500,000	512,625
#Provincia De Buenos Aires 144A 7.875% 6/15/27	285,000	289,332
#Provincia De Cordoba 144A 7.45% 9/1/24	300,000	304,650

		1,106,607

Brazil–0.04%
Brazilian Government International Bond 4.875% 1/22/21	305,000	322,156

		322,156

LVIP Delaware Diversified Floating Rate Fund–8

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Croatia–0.06%
#Croatia Government International Bond 144A 5.50% 4/4/23	470,000	$507,285

		507,285

India–0.06%
Export-Import Bank of India 3.125% 7/20/21	505,000	509,457

		509,457

Japan–0.24%
•Japan Bank For International Cooperation 1.624% 2/24/20	1,984,000	1,983,461

		1,983,461

Norway–0.18%
#•Kommunalbanken 144A 1.232% 2/20/18	1,500,000	1,502,415

		1,502,415

Saudi Arabia–0.04%
#Saudi Government International Bond 144A 2.375% 10/26/21	355,000	349,013

		349,013

Sri Lanka–0.07%
#Sri Lanka Government International Bond 144A 5.75% 1/18/22	525,000	539,984

		539,984

Turkey–0.04%
#Export Credit Bank of Turkey 144A 5.375% 10/24/23	345,000	339,677

		339,677

Total Sovereign Bonds (Cost $7,118,669)		7,160,055

SUPRANATIONAL BANKS–1.72%
•Inter-American Development Bank 1.243% 10/15/20	6,065,000	6,100,359

	Principal Amount°	Value (U.S. $)

SUPRANATIONAL BANKS (continued)
•International Bank For Reconstruction & Development 1.277% 12/16/17	3,975,000	$3,979,317
•International Finance 1.21% 1/9/19	4,115,000	4,118,522

Total Supranational Banks (Cost $14,122,751)		14,198,198

U.S. TREASURY OBLIGATIONS–2.06%
•U.S. Treasury Floating Rate Note 0.932% 1/31/19	12,000,000	12,011,028
U.S. Treasury Note 1.875% 1/31/22	5,020,000	5,009,704

Total U.S. Treasury Obligations (Cost $16,980,121)		17,020,732

	Number of Shares

PREFERRED STOCK–0.87%
AMG Capital Trust II 5.15%	725	41,370
•General Electric 5.00%	1,975,000	2,086,094
•Integrys Holdings 6.00%	34,900	911,326
#•USB Realty 144A 2.169%	4,900,000	4,177,250

Total Preferred Stock (Cost $7,166,592)		7,216,040

MONEY MARKET FUND–2.69%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	22,279,745	22,279,745

Total Money Market Fund (Cost $22,279,745)		22,279,745

TOTAL VALUE OF SECURITIES–100.83% (Cost $828,897,890)	834,117,430
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.83%)	(6,889,037)

NET ASSETS APPLICABLE TO 81,970,195 SHARES OUTSTANDING–100.00%	$827,228,393

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2017, the aggregate value of Rule 144A securities was $159,718,095, which represents 19.31% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of March 31, 2017. Interest rates reset periodically.

«	Includes $2,033,217 cash collateral held at broker for swap contracts as of March 31, 2017.

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

LVIP Delaware Diversified Floating Rate Fund–9

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

«

Loan agreements generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at March 31, 2017.

°	Principal amount shown is stated in U.S. dollars.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2017.

The following swap contracts were outstanding at March 31, 2017:

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value[1]	Annual Protection Payments	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)
	Protection Purchased:
BCLY	ICE - CDX.NA.HY.27[2]	15,840,000	5.00%	12/20/21	$(1,106,559)	$(146,288)

Interest Rate Swap Contracts

Counterparty & Referenced Obligation	Notional Value[1]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Unrealized Appreciation (Depreciation)
CME – BAML 5 yr Interest Rate Swap	32,000,000	1.191%	(1.038%)	8/9/21	$1,070,436
CME – BAML 5 yr Interest Rate Swap	43,610,000	1.199%	(1.005%)	4/6/21	1,263,424
CME – BAML 5 yr Interest Rate Swap	31,980,000	1.883%	(1.100%)	12/5/21	209,998
CME – BAML 7 yr Interest Rate Swap	13,610,000	1.416%	(1.005%)	4/6/23	573,440
CME – BAML 10 yr Interest Rate Swap	8,740,000	1.687%	(0.999%)	4/5/26	485,548
LCH – BAML 3 yr Interest Rate Swap	58,155,000	1.667%	(1.038%)	1/25/20	175,309
LCH – BAML 5 yr Interest Rate Swap	26,125,000	1.948%	(1.038%)	2/9/22	111,763
LCH – BAML 7 yr Interest Rate Swap	17,865,000	2.125%	(1.038%)	1/25/24	93,247
LCH – BAML 7 yr Interest Rate Swap	12,500,000	2.312%	(1.102%)	3/7/24	(79,703)

Total					$3,903,462

The use of swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

2Markit’s North American High Yield CDX Index, or the CDX.NA.HY Index, is composed of one hundred (100) of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

LVIP Delaware Diversified Floating Rate Fund–10

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

Summary of Abbreviations:

BAML–Bank of America Merrill Lynch

BB–Barclays Bank

CDS–Credit Default Swap

CDX.NA.HY–Credit Default Swap Index North America High Yield

CLO–Collateralized Loan Obligation

CME–Chicago Mercantile Exchange Inc.

FREMF–Freddie Mac Multifamily

HSBC–Hong Kong Shanghai Bank

ICE–Intercontinental Exchange, Inc.

JPM–JPMorgan

LCH–London Clearing House

REMIC–Real Estate Mortgage Investment Conduit

yr–year

See accompanying notes.

LVIP Delaware Diversified Floating Rate Fund–11

LVIP Delaware Diversified Floating Rate Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Diversified Floating Rate Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted principles (“U.S.GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sale price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities, credit default swap (“CDS”) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instrument. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$828,897,890

Aggregate unrealized appreciation	$6,881,746
Aggregate unrealized depreciation	(1,662,206)

Net unrealized appreciation	$5,219,540

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Delaware Diversified Floating Rate Fund–12

LVIP Delaware Diversified Floating Rate Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Total
Investments:

Assets:
Agency Collateralized Mortgage Obligations	$—	$13,460,266	$13,460,266
Agency Commercial Mortgage-Backed Security	—	5,415,189	5,415,189
Convertible Bonds	—	2,256,977	2,256,977
Convertible Preferred Stock	61,628	41,450	103,078
Corporate Bonds	—	534,614,800	534,614,800
Loan Agreements	—	82,705,580	82,705,580
Non-Agency Asset-Backed Securities	—	116,105,642	116,105,642
Non-Agency Commercial Mortgage-Backed
Securities	—	11,581,128	11,581,128
Sovereign Bonds	—	7,160,055	7,160,055
Supranational Banks	—	14,198,198	14,198,198
U.S. Treasury Obligations	—	17,020,732	17,020,732
Preferred Stock	—	7,216,040	7,216,040
Money Market Fund	22,279,745	—	22,279,745

Total Investments	$22,341,373	$811,776,057	$834,117,430

Derivatives:

Assets:
Swap Contracts	$—	$3,983,165	$3,983,165

Liabilities:
Swap Contracts	$—	$(225,991)	$(225,991)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP Delaware Diversified Floating Rate Fund–13

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–63.68%
U.S. MARKETS–40.17%
Aerospace & Defense–1.14%
Boeing	240	$42,446
†Esterline Technologies	700	60,235
†KeyW Holding	6,590	62,210
†KLX	2,810	125,607
Lockheed Martin	500	133,800
Northrop Grumman	3,000	713,520
Raytheon	4,800	732,000
Rockwell Collins	1,000	97,160
United Technologies	2,320	260,327

		2,227,305

Air Freight & Logistics–0.28%
FedEx	2,027	395,569
†XPO Logistics	3,230	154,685

		550,254

Airlines–0.06%
†Hawaiian Holdings	660	30,657
Southwest Airlines	1,550	83,328

		113,985

Auto Components–0.15%
BorgWarner	3,005	125,579
Tenneco	2,640	164,789

		290,368

Automobiles–0.07%
Ford Motor	11,320	131,765

		131,765

Banks–1.80%
BB&T	15,000	670,500
Bryn Mawr Bank	1,970	77,815
Cardinal Financial	4,030	120,658
Citigroup	4,795	286,837
City Holding	2,390	154,107
CoBiz Financial	5,020	84,336
East West Bancorp	2,600	134,186
First Bancorp (North Carolina)	1,800	52,722
Flushing Financial	2,170	58,308
Great Western Bancorp	3,680	156,069
Hope Bancorp	6,850	131,315
Independent Bank (Massachusetts)	1,430	92,950
JPMorgan Chase & Co.	5,085	446,666
KeyCorp	12,175	216,471
Old National Bancorp	8,890	154,241
Prosperity Bancshares	2,350	163,819
Sterling Bancorp	8,040	190,548
Umpqua Holdings	8,380	148,661
Webster Financial	3,240	162,130

		3,502,339

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Beverages–0.08%
PepsiCo	1,430	$159,960

		159,960

Biotechnology–1.38%
AbbVie	1,295	84,382
†Acorda Therapeutics	2,500	52,500
†Alkermes	1,305	76,343
Amgen	300	49,221
†Biogen	1,732	473,563
†Celgene	7,929	986,605
†Exact Sciences	2,640	62,357
Gilead Sciences	2,430	165,046
†Ligand Pharmaceuticals Class B	1,420	150,293
†Natera	2,290	20,312
†Repligen	2,230	78,496
†Retrophin	4,640	85,654
†Spectrum Pharmaceuticals	9,440	61,360
†TESARO	1,020	156,947
†Vanda Pharmaceuticals	6,530	91,420
†Vertex Pharmaceuticals	900	98,415

		2,692,914

Building Products–0.17%
AAON	4,793	169,433
†Continental Building Products	6,660	163,170

		332,603

Capital Markets–1.41%
Bank of New York Mellon	15,320	723,564
BlackRock	535	205,178
Charles Schwab	8,827	360,230
Evercore Partners Class A	1,480	115,292
Houlihan Lokey	2,770	95,427
Intercontinental Exchange	10,905	652,882
Invesco	5,525	169,231
Raymond James Financial	1,930	147,182
State Street	1,820	144,890
†Stifel Financial	2,520	126,479

		2,740,355

Chemicals–0.83%
†Axalta Coating Systems	5,275	169,855
Balchem	1,090	89,838
†Chemtura	1,770	59,118
Eastman Chemical	2,455	198,364
EI du Pont de Nemours & Co.	8,900	714,937
Minerals Technologies	2,520	193,032
Quaker Chemical	1,390	183,007

		1,608,151

Commercial Services & Supplies–0.60%
ABM Industries	3,360	146,496

LVIP Delaware Foundation® Aggressive Allocation Fund–1

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Commercial Services & Supplies (continued)
†Casella Waste Systems	1,960	$27,656
Tetra Tech	3,560	145,426
U.S. Ecology	2,490	116,657
Waste Management	10,100	736,492

		1,172,727

Communications Equipment–0.54%
Cisco Systems	25,115	848,887
†NETGEAR	2,040	101,082
Plantronics	1,720	93,069

		1,043,038

Construction & Engineering–0.15%
Granite Construction	3,080	154,585
†MYR Group	3,290	134,890

		289,475

Consumer Finance–0.09%
Capital One Financial	2,090	181,119

		181,119

Containers & Packaging–0.07%
WestRock	2,798	145,580

		145,580

Diversified Telecommunication Services–1.03%
AT&T	27,572	1,145,617
ATN International	1,460	102,813
Verizon Communications	15,573	759,184

		2,007,614

Electric Utilities–0.37%
Edison International	9,000	716,490

		716,490

Electrical Equipment–0.07%
Eaton	1,800	133,470

		133,470

Electronic Equipment, Instruments & Components–0.10%
†Anixter International	1,490	118,157
†II-VI	2,020	72,821

		190,978

Energy Equipment & Services–0.48%
Halliburton	16,950	834,109
†Keane Group	1,880	26,884
†Pioneer Energy Services	5,340	21,360
†Superior Energy Services	3,410	48,627

		930,980

Equity Real Estate Investment Trusts–6.53%
American Campus Communities	2,000	95,180
American Tower	2,315	281,365

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Equity Real Estate Investment Trusts (continued)
Apartment Investment & Management	3,350	$148,573
AvalonBay Communities	2,325	426,870
Boston Properties	1,450	191,995
Brandywine Realty Trust	10,025	162,706
Camden Property Trust	525	42,241
Corporate Office Properties Trust	2,650	87,715
Cousins Properties	6,275	51,894
Crown Castle International	6,421	606,463
DCT Industrial Trust	1,037	49,900
DDR	6,875	86,144
Douglas Emmett	6,300	241,920
Duke Realty	12,425	326,405
EastGroup Properties	1,740	127,942
EPR Properties	2,535	186,652
Equinix	820	328,303
Equity LifeStyle Properties	1,750	134,855
Equity Residential	17,743	1,103,969
Essex Property Trust	1,275	295,201
Extra Space Storage	1,750	130,183
Federal Realty Investment Trust	575	76,763
First Industrial Realty Trust	11,425	304,248
First Potomac Realty Trust	3,650	37,522
GGP	13,250	307,135
Gramercy Property Trust	5,743	151,041
Healthcare Realty Trust	3,575	116,187
Healthcare Trust of America Class A	3,337	104,982
Highwoods Properties	3,575	175,640
Host Hotels & Resorts	20,660	385,516
Kilroy Realty	2,175	156,774
Kimco Realty	6,575	145,242
Kite Realty Group Trust	6,132	131,838
LaSalle Hotel Properties	5,365	155,317
Lexington Realty Trust	7,550	75,349
Liberty Property Trust	1,825	70,354
Life Storage	1,555	127,697
LTC Properties	600	28,740
Macerich	1,950	125,580
Mack-Cali Realty	4,760	128,234
Mid-America Apartment Communities	1,579	160,647
National Retail Properties	6,460	281,785
Parkway	809	16,091
Pebblebrook Hotel Trust	6,385	186,506
Prologis	8,775	455,247
PS Business Parks	1,050	120,498
Public Storage	1,775	388,565
Ramco-Gershenson Properties Trust	13,550	189,971
Regency Centers	4,232	280,962
RLJ Lodging Trust	3,800	89,338
Sabra Health Care REIT	2,000	55,860
Simon Property Group	5,175	890,255
SL Green Realty	2,425	258,553

LVIP Delaware Foundation® Aggressive Allocation Fund–2

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Equity Real Estate Investment Trusts (continued)
Spirit Realty Capital	9,550	$96,742
Tanger Factory Outlet Centers	3,800	124,526
Taubman Centers	1,000	66,020
UDR	5,600	203,056
Urban Edge Properties	1,775	46,683
Ventas	5,175	336,582
VEREIT	6,475	54,973
Vornado Realty Trust	3,575	358,608
Welltower	1,825	129,247

		12,701,350

Food & Staples Retailing–0.61%
Casey’s General Stores	1,000	112,250
CVS Health	11,443	898,275
Walgreens Boots Alliance	2,042	169,588

		1,180,113

Food Products–1.29%
Archer-Daniels-Midland	16,000	736,640
General Mills	1,820	107,398
J&J Snack Foods	968	131,222
Kraft Heinz	7,833	711,315
Mondelez International	16,800	723,744
Pinnacle Foods	1,850	107,059

		2,517,378

Gas Utilities–0.12%
South Jersey Industries	3,140	111,941
Spire	1,920	129,600

		241,541

Health Care Equipment & Supplies–1.01%
Abbott Laboratories	19,975	887,090
CONMED	3,120	138,559
†CryoLife	5,550	92,407
DENTSPLY SIRONA	5,671	354,097
†Edwards Lifesciences	1,300	122,291
†Merit Medical Systems	4,680	135,252
†Quidel	5,510	124,746
†Wright Medical Group	3,820	118,878

		1,973,320

Health Care Providers & Services–1.48%
†Air Methods	2,440	104,920
†Brookdale Senior Living	13,325	178,955
Cardinal Health	8,700	709,485
Cigna	1,425	208,748
†Express Scripts Holding	12,112	798,302
HealthSouth	2,420	103,600
Quest Diagnostics	7,400	726,606
UnitedHealth Group	310	50,843

		2,881,459

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Hotels, Restaurants & Leisure–0.42%
Aramark	2,925	$107,845
Cheesecake Factory	1,630	103,277
†Chuy’s Holdings	1,720	51,256
†Del Frisco’s Restaurant Group	6,370	114,979
†Fiesta Restaurant Group	1,930	46,706
Jack in the Box	1,670	169,872
Starbucks	3,740	218,379

		812,314

Household Durables–0.10%
Newell Brands	4,056	191,322

		191,322

Household Products–0.10%
Kimberly-Clark	700	92,141
Procter & Gamble	1,075	96,589

		188,730

Industrial Conglomerates–0.25%
General Electric	12,335	367,583
Honeywell International	965	120,500

		488,083

Insurance–1.43%
Aflac	3,470	251,297
Allstate	9,000	733,410
American Equity Investment Life Holding	4,830	114,133
Infinity Property & Casualty	1,220	116,510
Marsh & McLennan	9,700	716,733
Primerica	2,080	170,976
Prudential Financial	1,620	172,822
Reinsurance Group of America	650	82,537
Selective Insurance Group	3,270	154,181
Travelers	990	119,335
United Fire Group	1,120	47,902
Validus Holdings	1,725	97,273

		2,777,109

Internet & Direct Marketing Retail–0.59%
†Amazon.com	250	221,635
†Liberty Interactive Corp. QVC Group Class A	24,342	487,327
†Shutterfly	2,070	99,960
†TripAdvisor	7,725	333,411

		1,142,333

Internet Software & Services–1.94%
†Alphabet Class A	1,319	1,118,248
†Alphabet Class C	479	397,359
†eBay	17,382	583,514
†Facebook Class A	7,762	1,102,592
†GrubHub	2,580	84,856

LVIP Delaware Foundation® Aggressive Allocation Fund–3

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Internet Software & Services (continued)
j2 Global	2,270	$190,476
†Q2 Holdings	2,450	85,383
†Yahoo	4,482	208,010

		3,770,438

IT Services–1.36%
Accenture Class A	1,375	164,835
Convergys	5,690	120,343
†ExlService Holdings	2,990	141,606
Mastercard Class A	5,858	658,849
†PayPal Holdings	17,179	739,041
Visa Class A	9,298	826,313

		2,650,987

Leisure Products–0.07%
†Malibu Boats Class A	5,830	130,883

		130,883

Life Sciences Tools & Services–0.30%
†Quintiles IMS Holdings	5,332	429,386
Thermo Fisher Scientific	1,040	159,744

		589,130

Machinery–0.49%
Barnes Group	3,840	197,146
Columbus McKinnon	4,690	116,406
ESCO Technologies	3,310	192,311
Federal Signal	4,900	67,669
Kadant	2,750	163,213
Parker-Hannifin	1,355	217,234

		953,979

Media–0.74%
Cinemark Holdings	3,435	152,308
Comcast Class A	7,205	270,836
†Liberty Global Class A	2,622	94,051
†Liberty Global Class C	9,838	344,724
National CineMedia	5,960	75,275
Walt Disney	4,365	494,947

		1,432,141

Metals & Mining–0.14%
Kaiser Aluminum	1,480	118,252
Worthington Industries	3,260	146,993

		265,245

Multiline Retail–0.13%
Dollar General	3,515	245,101

		245,101

Multi-Utilities–0.08%
NorthWestern	2,600	152,620

		152,620

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Oil, Gas & Consumable Fuels–1.95%
†Carrizo Oil & Gas	4,090	$117,219
Chevron	9,111	978,248
ConocoPhillips	14,800	738,076
EOG Resources	1,465	142,911
Marathon Oil	29,085	459,543
Occidental Petroleum	13,020	824,947
†PDC Energy	1,800	112,230
Pioneer Natural Resources	1,125	209,509
†RSP Permian	2,720	112,690
†SRC Energy	11,660	98,410

		3,793,783

Paper & Forest Products–0.13%
†Boise Cascade	3,770	100,659
Neenah Paper	2,040	152,388

		253,047

Pharmaceuticals–1.86%
Allergan	1,672	399,474
Bristol-Myers Squibb	760	41,329
†Catalent	5,110	144,715
Eli Lilly & Co.	1,850	155,603
Johnson & Johnson	7,662	954,302
†Medicines	2,820	137,898
Merck & Co.	14,415	915,929
Pfizer	21,395	731,923
†Prestige Brands Holdings	2,455	136,400

		3,617,573

Professional Services–0.52%
Kforce	4,630	109,963
Nielsen Holdings	9,882	408,225
†On Assignment	3,420	165,973
†TransUnion	2,400	92,040
†TriNet Group	3,670	106,063
†WageWorks	1,703	123,127

		1,005,391

Road & Rail–0.17%
†Swift Transportation	4,400	90,376
Union Pacific	2,335	247,323

		337,699

Semiconductors & Semiconductor Equipment–1.40%
Analog Devices	1,150	94,243
Broadcom	1,015	222,244
Brooks Automation	4,350	97,440
Intel	27,496	991,781
†MACOM Technology Solutions Holdings	2,589	125,071
Maxim Integrated Products	2,725	122,516
†MaxLinear Class A	5,330	149,507

LVIP Delaware Foundation® Aggressive Allocation Fund–4

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Semiconductors & Semiconductor Equipment (continued)
†Microsemi	3,660	$188,600
QUALCOMM	6,339	363,478
†Semtech	4,980	168,324
†Silicon Laboratories	1,380	101,499
†Synaptics	1,940	96,049

		2,720,752

Software–2.58%
†Adobe Systems	2,100	273,273
CA	22,671	719,124
†Callidus Software	7,050	150,517
†Electronic Arts	5,162	462,102
†Guidewire Software	720	40,558
Intuit	2,259	262,021
Microsoft	20,074	1,322,074
Oracle	16,300	727,143
†Proofpoint	2,200	163,592
†salesforce.com	2,635	217,361
SS&C Technologies Holdings	2,800	99,120
Symantec	14,254	437,313
†Tyler Technologies	975	150,696

		5,024,894

Specialty Retail–0.65%
†Five Below	2,470	106,976
Home Depot	2,330	342,114
Lowe’s	8,800	723,448
Tractor Supply	1,465	101,041

		1,273,579

Technology Hardware, Storage & Peripherals–0.36%
Apple	4,925	707,525

		707,525

Textiles, Apparel & Luxury Goods–0.17%
NIKE Class B	3,305	184,188
†Steven Madden	4,030	155,357

		339,545

Thrifts & Mortgage Finance–0.26%
†Essent Group	4,240	153,361
†MGIC Investment	22,055	223,417
WSFS Financial	2,870	131,877

		508,655

Trading Companies & Distributors–0.07%
Applied Industrial Technologies	2,360	145,966

		145,966

Total U.S. Markets (Cost $50,606,746)		78,175,455

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS–14.12%
Aerospace & Defense–0.31%
†Leonardo	10,645	$150,922
Meggitt	81,468	454,523

		605,445

Air Freight & Logistics–0.45%
Deutsche Post	25,731	881,277

		881,277

Auto Components–0.54%
Sumitomo Rubber Industries	38,400	654,314
Valeo	5,823	387,814

		1,042,128

Automobiles–0.79%
Bayerische Motoren Werke	7,211	657,802
Toyota Motor	16,200	879,192

		1,536,994

Banks–2.06%
BNP Paribas	677	45,088
ING Groep	45,490	687,652
Mitsubishi UFJ Financial Group	173,600	1,091,062
Nordea Bank	83,954	958,468
†Standard Chartered	72,497	693,044
UniCredit	34,831	536,929

		4,012,243

Beverages–0.57%
Carlsberg Class B	6,622	611,530
Coca-Cola Amatil	60,366	499,014

		1,110,544

Biotechnology–0.25%
Shire	8,292	484,233

		484,233

Construction & Engineering–0.52%
Vinci	12,706	1,007,119

		1,007,119

Diversified Telecommunication Services–0.46%
Nippon Telegraph & Telephone	20,828	889,021

		889,021

Food Products–0.20%
†Aryzta	12,424	398,774

		398,774

Household Durables–0.32%
Techtronic Industries	155,000	627,260

		627,260

LVIP Delaware Foundation® Aggressive Allocation Fund–5

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Industrial Conglomerates–0.41%
Koninklijke Philips	24,921	$801,028

		801,028

Insurance–0.40%
AXA	30,383	786,167

		786,167

IT Services–0.32%
†CGI Group Class A	11,132	533,392
†InterXion Holding	2,320	91,779

		625,171

Life Sciences Tools & Services–0.07%
†ICON	1,610	128,349

		128,349

Machinery–0.27%
MINEBEA MITSUMI	39,400	525,546

		525,546

Media–0.14%
Publicis Groupe	3,788	264,728

		264,728

Metals & Mining–0.44%
Alamos Gold	26,293	211,159
†Anglo American ADR	8,985	68,376
Rio Tinto	11,989	482,100
Yamana Gold	34,039	93,938

		855,573

Multi-Utilities–0.09%
National Grid	13,508	171,527

		171,527

Oil, Gas & Consumable Fuels–0.54%
Suncor Energy	15,400	472,822
TOTAL	11,585	585,996

		1,058,818

Pharmaceuticals–1.25%
Novartis	11,165	828,750
Sanofi	11,641	1,050,864
Teva Pharmaceutical Industries ADR	17,200	551,948

		2,431,562

Professional Services–0.31%
Teleperformance	5,661	611,464

		611,464

Road & Rail–0.40%
East Japan Railway	8,872	772,525

		772,525

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Semiconductors & Semiconductor Equipment–0.11%
†ASML Holding (New York Shares)	1,557	$206,770

		206,770

Software–0.29%
Playtech	48,829	569,566

		569,566

Specialty Retail–0.30%
Nitori Holdings	4,618	583,628

		583,628

Textiles, Apparel & Luxury Goods–0.73%
Kering	2,204	570,055
Yue Yuen Industrial Holdings	216,500	851,068

		1,421,123

Tobacco–0.65%
Imperial Brands	11,439	554,215
Japan Tobacco	21,600	701,956

		1,256,171

Trading Companies & Distributors–0.64%
ITOCHU	65,160	924,753
Rexel	17,282	313,788

		1,238,541

Wireless Telecommunication Services–0.29%
Tele2 Class B	58,922	562,546

		562,546

Total Developed Markets (Cost $21,561,813)		27,465,841

×EMERGING MARKETS–9.39%
Air Freight & Logistics–0.00%
†ZTO Express Cayman ADR	420	5,498

		5,498

Airlines–0.03%
†Gol Linhas Aereas Inteligentes ADR	2,320	61,480

		61,480

Automobiles–0.16%
Astra International	331,400	214,500
Hyundai Motor	660	92,954

		307,454

Banks–1.04%
Akbank	108,425	254,472
Banco Bradesco ADR	21,700	222,208
Bangkok Bank	28,093	148,385
Grupo Financiero Banorte	19,400	111,640
Grupo Financiero Santander Mexico Class B ADR	18,800	169,764
ICICI Bank ADR	34,700	298,420

LVIP Delaware Foundation® Aggressive Allocation Fund–6

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Banks (continued)
Industrial & Commercial Bank of China	110,001	$71,904
Itau Unibanco Holding ADR	24,000	289,680
†KB Financial Group ADR	4,403	193,600
=Sberbank of Russia	95,206	270,338

		2,030,411

Beverages–0.54%
Anadolu Efes Biracilik Ve Malt Sanayii	15,613	85,101
Cia Cervecerias Unidas ADR	5,800	146,566
Coca-Cola Femsa ADR	5,406	387,610
Fomento Economico Mexicano ADR	2,865	253,610
Lotte Chilsung Beverage	135	170,817

		1,043,704

Building Products–0.09%
KCC	570	180,435

		180,435

Chemicals–0.12%
Braskem ADR	6,568	133,659
Sociedad Quimica y Minera de Chile ADR	2,800	96,236

		229,895

Construction Materials–0.26%
†Cemex ADR	18,164	164,751
†Cemex Latam Holdings	11,203	41,305
UltraTech Cement	5,027	308,483

		514,539

Diversified Telecommunication Services–0.20%
LG Uplus	8,812	112,681
Telefonica Brasil ADR	18,895	280,591

		393,272

Electronic Equipment, Instruments & Components–0.18%
Hon Hai Precision Industry	73,794	221,316
Samsung SDI	1,018	125,623

		346,939

Food & Staples Retailing–0.24%
Cia Brasileira de Distribuicao ADR	6,800	130,560
Wal-Mart de Mexico	44,077	101,704
†X5 Retail Group GDR	6,904	232,320

		464,584

Food Products–0.51%
BRF ADR	12,299	150,663
China Mengniu Dairy	74,000	153,304
JBS	14,400	47,194
Lotte Confectionery	1,400	240,365
Tingyi Cayman Islands Holding	151,541	190,316

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Food Products (continued)
Uni-President China Holdings	306,600	$215,802

		997,644

Hotels, Restaurants & Leisure–0.08%
†Arcos Dorados Holdings	18,900	152,145

		152,145

Insurance–0.13%
Samsung Life Insurance	2,595	251,773

		251,773

Internet & Direct Marketing Retail–0.27%
†B2W Cia Digital	76,522	301,874
†Ctrip.com International ADR	4,600	226,090

		527,964

Internet Software & Services–1.33%
†Alibaba Group Holding ADR	5,300	571,499
†Baidu ADR	3,600	621,072
†SINA	4,696	338,676
†Sohu.com	9,400	369,702
Tencent Holdings	22,900	656,517
†Weibo ADR	470	24,504

		2,581,970

IT Services–0.06%
†WNS Holdings ADR	3,740	107,001

		107,001

Media–0.18%
Grupo Televisa ADR	13,514	350,553

		350,553

Metals & Mining–0.05%
Cia de Minas Buenaventura ADR	5,900	71,036
†Impala Platinum Holdings	6,221	20,968

		92,004

Multiline Retail–0.06%
Woolworths Holdings	22,910	119,380

		119,380

Oil, Gas & Consumable Fuels–1.43%
Cairn India	30,123	141,882
China Petroleum & Chemical	198,850	161,199
Gazprom ADR	53,977	241,277
LUKOIL ADR	4,908	260,418
†Petroleo Brasileiro ADR	29,669	287,493
PTT-Foreign	18,778	211,483
#Reliance Industries GDR 144A	32,114	1,294,194
Rosneft Oil GDR	31,246	177,790

		2,775,736

LVIP Delaware Foundation® Aggressive Allocation Fund–7

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Pharmaceuticals–0.06%
Hypermarcas	11,900	$110,234

		110,234

Real Estate Management & Development–0.12%
#=Etalon Group GDR 144A	10,500	39,690
†IRSA Inversiones y Representaciones ADR	4,400	107,844
UEM Sunrise	313,668	90,014

		237,548

Road & Rail–0.01%
†Rumo	5,070	13,863

		13,863

Semiconductors & Semiconductor Equipment–0.54%
MediaTek	48,000	340,117
Taiwan Semiconductor Manufacturing	58,944	367,156
Taiwan Semiconductor Manufacturing ADR	10,700	351,388

		1,058,661

Technology Hardware, Storage & Peripherals–0.56%
Samsung Electronics	595	1,096,039

		1,096,039

Transportation Infrastructure–0.01%
†Santos Brasil Participacoes	38,875	28,188

		28,188

Wireless Telecommunication Services–1.13%
America Movil ADR	17,079	242,009
China Mobile	36,848	403,258
China Mobile ADR	1,193	65,889
Mobile TeleSystems ADR	7,900	87,137
SK Telecom ADR	31,000	780,580
TIM Participacoes ADR	22,400	357,952
†Turkcell Iletisim Hizmetleri ADR	11,210	92,819
VEON ADR	20,800	84,864
Vodacom Group	7,343	83,193

		2,197,701

Total Emerging Markets (Cost $15,991,837)		18,276,615

Total Common Stock (Cost $88,160,396)		123,917,911

	Number of Shares	Value (U.S. $)

EXCHANGE-TRADED FUNDS–10.14%
iShares MSCI EAFE ETF	61,865	3,853,571
iShares MSCI EAFE Growth ETF	125,120	8,694,589

	Number of Shares	Value (U.S. $)

EXCHANGE-TRADED FUNDS (continued)
iShares Russell 1000 Growth ETF	16,100	$1,832,180
Vanguard FTSE Developed Markets ETF	131,435	5,165,396
Vanguard Mega Cap Growth ETF	835	79,918
Vanguard Russell 1000 Growth ETF	890	103,863

Total Exchange-Traded Funds (Cost $14,727,972)		19,729,517

PREFERRED STOCK–0.13%
•Bank of America 6.50%	65,000	71,013
•General Electric 5.00%	123,000	129,919
•Integrys Holding 6.00%	1,700	44,391

Total Preferred Stock (Cost $236,357)		245,323

	Principal Amount°

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.91%
Fannie Mae Grantor Trust Series 2001-T7 A1 7.50% 2/25/41	36	43
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	621	720
Series 2005-70 PA 5.50% 8/25/35	3,095	3,460
•*Series 2008-15 SB 5.618% 8/25/36	22,303	4,236
Series 2010-41 PN 4.50% 4/25/40	65,000	70,147
Series 2010-43 HJ 5.50% 5/25/40	5,029	5,613
•*Series 2010-129 SM 5.018% 11/25/40	47,404	7,686
*Series 2012-98 MI 3.00% 8/25/31	71,167	8,037
•*Series 2012-122 SD 5.118% 11/25/42	129,079	26,519
*Series 2013-7 EI 3.00% 10/25/40	63,402	8,535
*Series 2013-26 ID 3.00% 4/25/33	63,150	8,859
*Series 2013-38 AI 3.00% 4/25/33	58,721	7,946
*Series 2013-43 IX 4.00% 5/25/43	193,420	45,684
*Series 2013-44 DI 3.00% 5/25/33	154,075	24,577

LVIP Delaware Foundation® Aggressive Allocation Fund–8

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
*Series 2013-55 AI 3.00% 6/25/33	82,480	$11,935
Series 2014-36 ZE 3.00% 6/25/44	38,101	34,809
•*Series 2014-68 BS 5.168% 11/25/44	68,671	13,444
•*Series 2014-90 SA 5.168% 1/25/45	185,274	37,298
•*Series 2015-27 SA 5.468% 5/25/45	74,782	15,909
Series 2015-44 Z 3.00% 9/25/43	67,445	65,208
Series 2015-89 AZ 3.50% 12/25/45	7,334	7,089
•*Series 2015-95 SH 5.018% 1/25/46	88,131	18,884
*Series 2016-30 CI 3.00% 5/25/36	82,723	11,139
•*Series 2016-55 SK 5.018% 8/25/46	94,429	22,629
•*Series 2016-62 SA 5.018% 9/25/46	115,219	27,661
•*Series 2016-85 SA 5.018% 11/25/46	110,507	26,246
*Series 2017-11 EI 3.00% 3/25/42	99,719	12,755
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	4,529	5,115
Series 4065 DE 3.00% 6/15/32	10,000	10,063
*Series 4109 AI 3.00% 7/15/31	153,258	16,494
*Series 4120 IK 3.00% 10/15/32	99,927	13,644
*Series 4146 IA 3.50% 12/15/32	57,831	9,107
•*Series 4159 KS 5.238% 1/15/43	62,527	14,384
*Series 4181 DI 2.50% 3/15/33	64,596	7,266
•*Series 4184 GS 5.208% 3/15/43	63,105	14,383
*Series 4185 LI 3.00% 3/15/33	62,911	8,786
*Series 4191 CI 3.00% 4/15/33	65,956	9,275
*Series 4342 CI 3.00% 11/15/33	64,294	8,328
Series 4435 DY 3.00% 2/15/35	54,000	53,606
Series 4457 KZ 3.00% 4/15/45	45,542	42,582
•*Series 4494 SA 5.268% 7/15/45	79,351	17,714
*Series 4543 HI 3.00% 4/15/44	85,583	13,086
Series 4592 WT 5.50% 6/15/46	113,556	126,755
•*Series 4594 SG 5.088% 6/15/46	174,452	42,629
Series 4614 HB 2.50% 9/15/46	30,000	26,826
Series 4623 LZ 2.50% 10/15/46	26,272	22,421

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
Series 4623 MW 2.50% 10/15/46	30,000	$27,247
*Series 4625 BI 3.50% 6/15/46	111,068	22,034
•*Series 4631 GS 5.088% 11/15/46	106,301	23,207
Series 4636 NZ 3.00% 12/15/46	33,248	30,634
Freddie Mac Strips
•*Series 267 S5 5.088% 8/15/42	70,812	14,356
•*Series 299 S1 5.088% 1/15/43	65,573	13,429
•*Series 326 S2 5.038% 3/15/44	73,900	14,644
GNMA
Series 2010-113 KE 4.50% 9/20/40	155,000	168,959
Series 2012-136 MX 2.00% 11/20/42	10,000	9,069
Series 2013-113 AZ 3.00% 8/20/43	69,027	65,487
Series 2013-113 LY 3.00% 5/20/43	9,000	8,870
Series 2015-64 GZ 2.00% 5/20/45	32,157	26,158
*Series 2015-74 CI 3.00% 10/16/39	75,677	9,604
Series 2015-133 AL 3.00% 5/20/45	71,000	69,387
*Series 2015-142 AI 4.00% 2/20/44	68,429	8,651
•*Series 2016-108 SK 5.072% 8/20/46	97,873	23,572
Series 2016-111 PB 2.50% 8/20/46	28,000	25,197
*Series 2016-116 GI 3.50% 11/20/44	107,097	18,487
*Series 2016-118 DI 3.50% 3/20/43	125,985	19,183
•*Series 2016-120 AS 5.122% 9/20/46	98,395	24,261
•*Series 2016-120 NS 5.122% 9/20/46	125,853	31,339
Series 2016-134 MW 3.00% 10/20/46	5,000	4,978
Series 2016-156 PB 2.00% 11/20/46	19,000	15,320
*Series 2016-160 GI 3.50% 11/20/46	99,072	22,761
•*Series 2016-160 GS 5.122% 11/20/46	168,184	41,963
*Series 2016-163 PI 3.50% 5/20/43	152,936	24,974

LVIP Delaware Foundation® Aggressive Allocation Fund–9

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
*Series 2016-163 XI 3.00% 10/20/46	98,218	$12,947

Total Agency Collateralized Mortgage Obligations (Cost $1,875,247)		1,766,250

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.33%
Freddie Mac Multifamily Structured Pass Through Certificates
◆Series K037 A2 3.49% 1/25/24	65,000	68,880
◆Series K719 A1 2.53% 12/25/21	23,945	24,137
◆Series K724 A2 3.062% 11/25/23	45,000	46,385
•◆Series KS03 A4 3.161% 5/25/25	50,000	50,439
FREMF Mortgage Trust
#•Series 2011-K10 B 144A 4.631% 11/25/49	110,000	116,785
#•Series 2011-K12 B 144A 4.345% 1/25/46	35,000	36,961
#•Series 2011-K14 B 144A 5.167% 2/25/47	20,000	21,861
#•Series 2011-K15 B 144A 4.949% 8/25/44	10,000	10,863
#•Series 2011-K704 B 144A 4.536% 10/25/30	30,000	30,856
#•Series 2012-K18 B 144A 4.256% 1/25/45	20,000	21,165
#•Series 2012-K22 B 144A 3.686% 8/25/45	35,000	35,981
#•Series 2012-K708 B 144A 3.752% 2/25/45	35,000	35,770
#•Series 2013-K32 B 144A 3.538% 10/25/46	30,000	29,991
#•Series 2013-K33 B 144A 3.502% 8/25/46	30,000	29,822
#•Series 2013-K712 B 144A 3.365% 5/25/45	25,000	25,501
#•Series 2013-K713 B 144A 3.166% 4/25/46	15,000	15,219
#•Series 2013-K713 C 144A 3.166% 4/25/46	45,000	45,120

Total Agency Commercial Mortgage-Backed Securities (Cost $647,778)		645,736

AGENCY MORTGAGE-BACKED SECURITIES–2.63%
Fannie Mae 3.00% 1/1/47	266,819	263,505
Fannie Mae ARM
•2.91% 7/1/45	10,870	11,105

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae ARM (continued)
•2.946% 12/1/45	17,127	$17,636
•3.076% 8/1/35	1,714	1,809
•3.218% 4/1/44	21,018	21,788
•3.225% 3/1/44	28,807	29,851
Fannie Mae S.F. 30 yr
4.50% 11/1/39	20,837	22,605
4.50% 1/1/40	264,351	286,032
4.50% 6/1/40	24,673	26,722
4.50% 7/1/40	28,996	31,357
4.50% 8/1/40	7,209	7,776
4.50% 7/1/41	62,130	67,198
4.50% 8/1/41	442,889	478,014
4.50% 1/1/42	24,450	26,446
4.50% 8/1/42	95,957	103,869
4.50% 10/1/44	20,715	22,332
4.50% 7/1/46	70,215	75,591
5.50% 11/1/34	1,397	1,565
5.50% 4/1/37	21,211	23,950
5.50% 8/1/37	6,553	7,339
5.50% 3/1/38	6,790	7,596
5.50% 6/1/39	16,424	18,383
5.50% 7/1/40	14,928	16,702
5.50% 6/1/41	42,874	48,029
5.50% 5/1/44	914,654	1,023,592
6.00% 5/1/36	14,205	16,081
6.00% 6/1/36	1,464	1,654
6.00% 7/1/36	2,844	3,211
6.00% 9/1/36	7,997	9,256
6.00% 12/1/36	1,526	1,738
6.00% 2/1/37	4,851	5,479
6.00% 5/1/37	10,067	11,377
6.00% 6/1/37	838	956
6.00% 7/1/37	650	734
6.00% 8/1/37	5,654	6,384
6.00% 9/1/37	1,509	1,704
6.00% 11/1/37	271	306
6.00% 5/1/38	25,275	28,627
6.00% 9/1/38	54,369	61,566
6.00% 10/1/38	2,033	2,296
6.00% 11/1/38	3,585	4,092
6.00% 1/1/39	6,555	7,401
6.00% 9/1/39	58,893	66,504
6.00% 10/1/39	56,062	64,188
6.00% 3/1/40	6,672	7,534
6.00% 7/1/40	22,335	25,222
6.00% 9/1/40	5,852	6,614
6.00% 11/1/40	2,323	2,661
6.00% 5/1/41	69,045	78,046
6.00% 6/1/41	25,203	28,476
6.00% 7/1/41	101,910	115,079
6.50% 3/1/40	43,174	48,856
6.50% 5/1/40	13,265	14,938

LVIP Delaware Foundation® Aggressive Allocation Fund–10

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr TBA 4.50% 5/1/44	50,000	$53,531
Freddie Mac ARM
•2.553% 10/1/46	39,609	39,787
•2.739% 2/1/47	8,986	9,072
•2.757% 10/1/45	13,974	14,330
•2.929% 10/1/45	21,862	22,361
•2.975% 11/1/45	18,801	19,182
•3.105% 3/1/46	31,875	32,625
Freddie Mac S.F. 30 yr
4.50% 4/1/39	3,209	3,470
4.50% 5/1/40	140,226	152,048
4.50% 7/1/42	41,825	45,095
4.50% 8/1/42	447,015	483,429
4.50% 12/1/43	39,524	42,612
4.50% 8/1/44	56,016	60,440
4.50% 7/1/45	200,719	215,787
5.00% 6/1/36	32,955	36,005
5.00% 5/1/41	26,448	29,138
5.50% 3/1/34	1,780	2,002
5.50% 12/1/34	1,539	1,731
5.50% 12/1/35	1,659	1,865
5.50% 11/1/36	1,165	1,295
5.50% 12/1/36	439	486
5.50% 9/1/37	1,946	2,158
5.50% 4/1/38	6,984	7,745
5.50% 6/1/38	751	832
5.50% 7/1/38	7,030	7,790
5.50% 6/1/39	6,989	7,749
5.50% 3/1/40	5,713	6,334
5.50% 8/1/40	3,459	3,836
5.50% 1/1/41	3,256	3,612
5.50% 6/1/41	92,453	103,177
6.00% 2/1/36	3,423	3,896
6.00% 3/1/36	4,887	5,566
6.00% 9/1/37	5,193	5,874
6.00% 1/1/38	2,037	2,304
6.00% 6/1/38	5,463	6,184
6.00% 8/1/38	7,475	8,567
6.00% 5/1/40	29,110	32,952
6.00% 7/1/40	26,907	30,517
6.50% 4/1/39	7,942	8,942
GNMA I S.F. 30 yr 5.50% 2/15/41	23,796	26,619
GNMA II S.F. 30 yr
5.00% 9/20/46	113,902	122,317
5.50% 5/20/37	10,054	11,184
5.50% 4/20/40	9,094	9,942
6.00% 2/20/39	14,323	16,235
6.00% 10/20/39	51,562	57,582
6.00% 2/20/40	50,584	56,653
6.00% 4/20/46	17,543	19,629

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
6.50% 10/20/39	19,123	$21,588

Total Agency Mortgage-Backed Securities (Cost $5,146,150)		5,117,847

CORPORATE BONDS–14.18%
Aerospace & Defense–0.08%
Rockwell Collins 3.20% 3/15/24	45,000	45,018
TransDigm 6.375% 6/15/26	55,000	55,170
United Technologies 3.75% 11/1/46	50,000	47,066

		147,254

Air Freight & Logistics–0.27%
Aviation Capital Group
#144A 2.875% 1/20/22	250,000	248,548
#144A 4.875% 10/1/25	65,000	70,039
#Park Aerospace Holdings 144A 5.50% 2/15/24	72,000	75,060
United Parcel Service 5.125% 4/1/19	45,000	48,100
#XPO Logistics 144A 6.125% 9/1/23	80,000	83,500

		525,247

Airlines–0.09%
#◆Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27	23,403	23,549
◆American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26	22,135	22,246
◆American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27	23,231	22,795
◆American Airlines 2015-2 Class AA Pass Through Trust 3.60% 9/22/27	14,290	14,386
◆American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28	14,621	14,602
◆United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26	18,304	18,991
◆United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26	41,120	41,792
◆United Airlines 2016-1 Class AA Pass Through Trust 3.10% 7/7/28	15,000	14,775

		173,136

LVIP Delaware Foundation® Aggressive Allocation Fund–11

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Auto Components–0.08%
#Allison Transmission 144A 5.00% 10/1/24		28,000	$28,350
Goodyear Tire & Rubber
4.875% 3/15/27		100,000	100,250
5.00% 5/31/26		35,000	35,963

			164,563

Automobiles–0.04%
Daimler 2.75% 12/10/18	NOK	320,000	38,292
General Motors 6.75% 4/1/46		30,000	35,290

			73,582

Banks–1.74%
Bank Nederlandse Gemeenten 3.50% 7/19/27	AUD	18,000	13,658
Bank of America
•3.124% 1/20/23		215,000	216,344
3.30% 8/5/21	AUD	20,000	15,234
•3.824% 1/20/28		65,000	65,241
4.183% 11/25/27		40,000	40,224
•4.443% 1/20/48		50,000	50,531
Barclays 4.337% 1/10/28		200,000	200,031
BB&T 2.45% 1/15/20		75,000	75,795
Capital One Financial 3.75% 3/9/27		35,000	34,860
Citigroup 3.75% 10/27/23	AUD	13,000	9,933
Citizens Financial Group
2.375% 7/28/21		35,000	34,548
4.30% 12/3/25		40,000	41,301
#Export-Import Bank of India 144A 3.375% 8/5/26		200,000	191,554
Fifth Third Bancorp 2.875% 7/27/20		20,000	20,368
Huntington Bancshares 2.30% 1/14/22		50,000	48,784
JPMorgan Chase & Co.
•3.782% 2/1/28		140,000	141,494
4.25% 10/1/27		65,000	66,734
•4.26% 2/22/48		115,000	114,958
•6.75% 8/29/49		50,000	55,187
KeyBank 3.40% 5/20/26		250,000	243,594
•KeyCorp 5.00% 12/29/49		60,000	59,550
Landwirtschaftliche Rentenbank 5.375% 4/23/24	NZD	20,000	15,316
•National City Bank 1.472% 6/7/17		335,000	335,014
•PNC Financial Services Group 5.00% 12/29/49		65,000	64,837
Popular 7.00% 7/1/19		85,000	89,144
Santander UK Group Holdings
2.875% 10/16/20		105,000	105,319
3.125% 1/8/21		25,000	25,154

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
SunTrust Banks 2.70% 1/27/22		70,000	$69,806
Toronto-Dominion Bank
2.125% 4/7/21		240,000	238,010
2.50% 12/14/20		40,000	40,386
•3.625% 9/15/31		60,000	58,853
U.S. Bancorp 3.10% 4/27/26		65,000	63,980
•USB Capital IX 3.50% 10/29/49		275,000	234,094
Wells Fargo & Co.
3.00% 7/27/21	AUD	40,000	30,109
3.069% 1/24/23		150,000	151,013
4.75% 12/7/46		45,000	46,083
Wells Fargo Capital X 5.95% 12/15/36		15,000	16,144
•Westpac Banking 4.322% 11/23/31		45,000	45,562
Zions Bancorporation 4.50% 6/13/23		20,000	20,760

			3,389,507

Beverages–0.36%
Anheuser-Busch InBev Finance 3.65% 2/1/26		245,000	248,197
#Heineken 144A 3.50% 1/29/28		20,000	20,039
Molson Coors Brewing
3.00% 7/15/26		250,000	238,209
4.20% 7/15/46		45,000	42,311
#Pernod Ricard 144A 4.45% 1/15/22		150,000	159,849

			708,605

Biotechnology–0.22%
Biogen 5.20% 9/15/45		140,000	151,930
Celgene
3.25% 8/15/22		175,000	178,137
3.875% 8/15/25		15,000	15,358
4.625% 5/15/44		60,000	59,736
Gilead Sciences 4.15% 3/1/47		35,000	32,721

			437,882

Building Products–0.26%
#Boise Cascade 144A 5.625% 9/1/24		40,000	40,800
#Builders FirstSource 144A 5.625% 9/1/24		90,000	91,687
Fortune Brands Home & Security 3.00% 6/15/20		25,000	25,322
Lennox International 3.00% 11/15/23		40,000	39,371
Masco 3.50% 4/1/21		60,000	61,357
#NCI Building Systems 144A 8.25% 1/15/23		25,000	27,250
#Standard Industries 144A 5.00% 2/15/27		160,000	157,200

LVIP Delaware Foundation® Aggressive Allocation Fund–12

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Building Products (continued)
U.S. Concrete
#144A 6.375% 6/1/24		50,000	$52,000
6.375% 6/1/24		5,000	5,200

			500,187

Capital Markets–0.49%
Affiliated Managers Group 3.50% 8/1/25		40,000	39,371
Bank of New York Mellon
2.15% 2/24/20		10,000	10,045
2.20% 8/16/23		70,000	67,263
2.50% 4/15/21		95,000	95,302
•3.442% 2/7/28		55,000	55,487
•4.625% 12/29/49		75,000	72,187
BlackRock 3.20% 3/15/27		40,000	40,068
Goldman Sachs Group
3.85% 1/26/27		90,000	90,607
5.15% 5/22/45		100,000	105,471
Jefferies Group
6.45% 6/8/27		25,000	28,334
6.50% 1/20/43		15,000	16,324
Morgan Stanley
2.625% 11/17/21		55,000	54,697
3.95% 4/23/27		35,000	34,735
4.375% 1/22/47		120,000	120,586
5.00% 9/30/21	AUD	14,000	11,427
State Street
2.55% 8/18/20		45,000	45,626
3.10% 5/15/23		25,000	25,202
3.55% 8/18/25		45,000	46,295

			959,027

Chemicals–0.40%
CF Industries 6.875% 5/1/18		80,000	83,600
Dow Chemical 8.55% 5/15/19		223,000	252,919
#INVISTA Finance 144A 4.25% 10/15/19		50,000	51,625
LYB International Finance II 3.50% 3/2/27		85,000	83,589
Olin 5.125% 9/15/27		45,000	45,873
PolyOne 5.25% 3/15/23		25,000	25,313
Potash Corp. of Saskatchewan 4.00% 12/15/26		45,000	46,160
#Westlake Chemical 144A 5.00% 8/15/46		100,000	103,078
#WR Grace & Co. 144A 5.625% 10/1/24		81,000	85,657

			777,814

Commercial Services & Supplies–0.46%
#Avis Budget Car Rental 144A 6.375% 4/1/24		80,000	80,500

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Services & Supplies (continued)
ERAC USA Finance
#144A 3.30% 12/1/26	75,000	$71,990
#144A 4.20% 11/1/46	5,000	4,565
Herc Rentals
#144A 7.50% 6/1/22	19,000	20,283
#144A 7.75% 6/1/24	13,000	13,943
#Live Nation Entertainment 144A 4.875% 11/1/24	50,000	50,125
#NES Rentals Holdings 144A 7.875% 5/1/18	35,000	35,308
#Nielsen Co. Luxembourg 144A 5.00% 2/1/25	60,000	59,925
Penske Truck Leasing
#144A 3.30% 4/1/21	40,000	40,582
#144A 4.20% 4/1/27	200,000	204,039
#Prime Security Services Borrower 144A 9.25% 5/15/23	60,000	65,925
#ServiceMaster 144A 5.125% 11/15/24	60,000	61,650
#Transurban Finance 144A 3.375% 3/22/27	20,000	19,380
United Rentals North America
5.50% 5/15/27	140,000	141,750
5.875% 9/15/26	20,000	20,925

		890,890

Communications Equipment–0.05%
Cisco Systems 1.85% 9/20/21	55,000	53,973
#CommScope Technologies 144A 5.00% 3/15/27	45,000	45,043

		99,016

Computers & Peripherals–0.05%
#Diamond 1 Finance 144A 6.02% 6/15/26	35,000	38,223
DXC Technology
#144A 4.25% 4/15/24	20,000	20,367
#144A 4.75% 4/15/27	35,000	35,766

		94,356

Consumer Finance–0.27%
#BMW U.S. Capital 144A 3.30% 4/6/27	55,000	54,867
#Daimler Finance North America 144A 3.45% 1/6/27	150,000	150,617
General Motors Financial
3.70% 5/9/23	30,000	30,153
5.25% 3/1/26	190,000	204,495
Hyundai Capital America
#144A 2.55% 2/6/19	50,000	50,287
#144A 3.00% 3/18/21	20,000	20,086

LVIP Delaware Foundation® Aggressive Allocation Fund–13

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Consumer Finance (continued)
Toyota Motor Credit 2.80% 7/13/22		20,000	$20,155

			530,660

Containers & Packaging–0.14%
Ball 5.25% 7/1/25		120,000	127,500
#BWAY Holding 144A 5.50% 4/15/24		50,000	50,531
#CCL Industries 144A 3.25% 10/1/26		35,000	33,565
#Crown Americas 144A 4.25% 9/30/26		19,000	18,323
#Owens-Brockway Glass Container 144A 5.875% 8/15/23		35,000	37,100

			267,019

Diversified Financial Services–0.61%
AerCap Ireland Capital 3.95% 2/1/22		150,000	154,214
Air Lease
3.00% 9/15/23		55,000	53,825
3.625% 4/1/27		185,000	180,183
Berkshire Hathaway 2.75% 3/15/23		25,000	25,027
Credit Suisse Group Funding Guernsey 3.80% 6/9/23		275,000	276,503
•E*TRADE Financial 5.875% 12/29/49		60,000	62,100
Lazard Group 3.625% 3/1/27		40,000	39,086
National Rural Utilities Cooperative Finance
2.85% 1/27/25		115,000	113,638
•4.75% 4/30/43		60,000	61,500
•5.25% 4/20/46		20,000	20,871
#UBS Group Funding Switzerland 144A 3.491% 5/23/23		200,000	201,526

			1,188,473

Diversified Telecommunication Services–0.34%
AT&T 5.25% 3/1/37		195,000	199,399
Bell Canada 3.35% 3/22/23	CAD	19,000	14,950
CenturyLink
5.80% 3/15/22		45,000	46,575
6.75% 12/1/23		105,000	109,856
#Cincinnati Bell 144A 7.00% 7/15/24		40,000	42,050
SBA Tower Trust
#144A 2.24% 4/16/18		40,000	40,015
#144A 2.898% 10/15/19		25,000	25,078
Telefonica Emisiones 5.213% 3/8/47		150,000	152,417

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Verizon Communications 5.25% 3/16/37	40,000	$41,483

		671,823

Electric Utilities–1.29%
AES 5.50% 4/15/25	25,000	25,437
Berkshire Hathaway Energy 3.75% 11/15/23	110,000	115,124
Cleveland Electric Illuminating 5.50% 8/15/24	5,000	5,714
ComEd Financing III 6.35% 3/15/33	60,000	64,165
Consumers Energy 3.25% 8/15/46	40,000	35,740
Dominion Resources 3.90% 10/1/25	90,000	91,799
DTE Energy
2.85% 10/1/26	60,000	56,255
3.30% 6/15/22	45,000	45,743
3.80% 3/15/27	25,000	25,404
Duke Energy
2.65% 9/1/26	155,000	144,712
4.80% 12/15/45	20,000	21,202
•Emera 6.75% 6/15/76	85,000	93,181
Emera U.S. Finance
3.55% 6/15/26	225,000	221,611
4.75% 6/15/46	55,000	55,716
Enel Americas 4.00% 10/25/26	10,000	9,897
Entergy
2.95% 9/1/26	10,000	9,500
4.00% 7/15/22	110,000	115,353
Entergy Louisiana 4.95% 1/15/45	20,000	20,531
Entergy Mississippi 2.85% 6/1/28	65,000	61,913
Exelon
3.497% 6/1/22	45,000	45,468
3.95% 6/15/25	40,000	41,199
#Fortis 144A 3.055% 10/4/26	115,000	107,793
Great Plains Energy
3.90% 4/1/27	45,000	45,530
4.85% 6/1/21	25,000	26,699
Indiana Michigan Power
3.20% 3/15/23	165,000	166,913
4.55% 3/15/46	25,000	26,514
IPALCO Enterprises 5.00% 5/1/18	45,000	46,463
ITC Holdings 3.25% 6/30/26	25,000	24,334
Kansas City Power & Light 3.65% 8/15/25	65,000	65,369
LG&E & KU Energy 4.375% 10/1/21	115,000	121,532

LVIP Delaware Foundation® Aggressive Allocation Fund–14

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
#Massachusetts Electric 144A 4.004% 8/15/46	45,000	$43,906
#Metropolitan Edison 144A 4.00% 4/15/25	30,000	30,303
MidAmerican Energy 4.25% 5/1/46	45,000	46,575
#New York State Electric & Gas 144A 3.25% 12/1/26	55,000	54,781
NextEra Energy Capital Holdings
2.40% 9/15/19	65,000	65,552
3.625% 6/15/23	25,000	25,414
NV Energy 6.25% 11/15/20	45,000	50,582
Pennsylvania Electric 5.20% 4/1/20	55,000	58,515
Southern
2.75% 6/15/20	70,000	70,647
3.25% 7/1/26	75,000	71,690
#Trans-Allegheny Interstate Line 144A 3.85% 6/1/25	25,000	25,651
Wisconsin Electric Power 4.30% 12/15/45	25,000	25,576

		2,506,003

Electronic Equipment, Instruments & Components–0.01%
CDW 5.00% 9/1/25	10,000	10,250

		10,250

Equity Real Estate Investment Trusts–0.73%
American Tower
4.00% 6/1/25	65,000	65,877
4.40% 2/15/26	145,000	150,267
#American Tower Trust I 144A 3.07% 3/15/23	60,000	59,884
CC Holdings GS V 3.849% 4/15/23	15,000	15,385
Corporate Office Properties
3.60% 5/15/23	40,000	38,932
5.25% 2/15/24	40,000	42,342
Crown Castle International 5.25% 1/15/23	50,000	54,630
CubeSmart 3.125% 9/1/26	50,000	47,059
#CyrusOne 144A 5.00% 3/15/24	25,000	25,750
DDR
7.50% 4/1/17	10,000	10,000
7.875% 9/1/20	45,000	52,090
Education Realty Operating Partnership 4.60% 12/1/24	45,000	45,414
Equinix 5.375% 5/15/27	55,000	56,925
#ESH Hospitality 144A 5.25% 5/1/25	75,000	75,797
GEO Group 5.125% 4/1/23	10,000	9,975

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Equity Real Estate Investment Trusts (continued)
GEO Group (continued) 5.875% 10/15/24	10,000	$10,275
Hospitality Properties Trust 4.50% 3/15/25	45,000	45,241
Host Hotels & Resorts
3.75% 10/15/23	10,000	10,092
3.875% 4/1/24	20,000	20,182
4.50% 2/1/26	40,000	41,455
#Iron Mountain U.S. Holdings 144A 5.375% 6/1/26	85,000	85,213
Kite Realty Group 4.00% 10/1/26	20,000	19,203
LifeStorage 3.50% 7/1/26	40,000	38,347
MGM Growth Properties Operating Partnership 4.50% 9/1/26	40,000	39,000
Physicians Realty 4.30% 3/15/27	20,000	20,067
Realty Income 4.125% 10/15/26	40,000	41,301
Regency Centers 3.60% 2/1/27	25,000	24,855
#SBA Communications 144A 4.875% 9/1/24	40,000	39,592
UDR 4.00% 10/1/25	155,000	158,381
Uniti Group 8.25% 10/15/23	30,000	31,800
WP Carey 4.60% 4/1/24	35,000	36,275

		1,411,606

Food & Staples Retailing–0.17%
#Albertsons 144A 5.75% 3/15/25	125,000	121,563
KFC Holding
#144A 5.00% 6/1/24	18,000	18,427
#144A 5.25% 6/1/26	18,000	18,360
Kroger 4.45% 2/1/47	50,000	49,235
Walgreens Boots Alliance
3.10% 6/1/23	95,000	95,001
3.45% 6/1/26	35,000	34,288

		336,874

Food Products–0.15%
Aramark Services
4.75% 6/1/26	10,000	10,087
5.125% 1/15/24	55,000	57,819
#JBS USA Finance 144A 5.75% 6/15/25	50,000	50,750
Lamb Weston Holdings
#144A 4.625% 11/1/24	30,000	30,675
#144A 4.875% 11/1/26	60,000	61,350
#Post Holdings 144A 5.00% 8/15/26	75,000	72,000

		282,681

Gas Utilities–0.19%
AmeriGas Partners 5.50% 5/20/25	60,000	59,850

LVIP Delaware Foundation® Aggressive Allocation Fund–15

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Gas Utilities (continued)
AmeriGas Partners (continued) 5.875% 8/20/26	70,000	$70,000
Dominion Gas Holdings 4.60% 12/15/44	20,000	20,132
Southern Co. Gas Capital 3.25% 6/15/26	225,000	219,375

		369,357

Health Care Equipment & Supplies–0.21%
Abbott Laboratories 4.90% 11/30/46	70,000	72,796
Hill-Rom Holdings
#144A 5.00% 2/15/25	30,000	30,037
#144A 5.75% 9/1/23	50,000	52,063
Thermo Fisher Scientific 3.00% 4/15/23	260,000	257,995

		412,891

Health Care Providers & Services–0.17%
DaVita 5.00% 5/1/25	65,000	65,325
HCA 5.375% 2/1/25	55,000	57,475
HealthSouth
5.125% 3/15/23	10,000	10,050
5.75% 11/1/24	140,000	141,750
5.75% 9/15/25	5,000	5,019
New York and Presbyterian Hospital 4.063% 8/1/56	40,000	37,618
#Universal Health Services 144A 5.00% 6/1/26	10,000	10,325

		327,562

Hotels, Restaurants & Leisure–0.22%
Boyd Gaming 6.375% 4/1/26	90,000	96,525
#Hilton Worldwide Finance 144A 4.875% 4/1/27	60,000	60,750
Marriott International
3.75% 3/15/25	35,000	35,629
4.50% 10/1/34	5,000	5,068
MGM Resorts International 4.625% 9/1/26	65,000	63,375
#Penn National Gaming 144A 5.625% 1/15/27	135,000	134,325
Wyndham Worldwide 4.15% 4/1/24	30,000	30,300

		425,972

Household Durables–0.05%
Lennar 4.875% 12/15/23	50,000	51,375
PulteGroup 5.00% 1/15/27	50,000	50,187

		101,562

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Household Products–0.07%
#ACCO Brands 144A 5.25% 12/15/24		25,000	$25,187
#Scotts Miracle-Gro 144A 5.25% 12/15/26		65,000	65,975
Tempur Sealy International 5.50% 6/15/26		40,000	39,540

			130,702

Independent Power & Renewable Electricity Producers–0.07%
#AES Gener 144A 5.25% 8/15/21		25,000	26,458
Calpine
#144A 5.25% 6/1/26		30,000	30,600
5.375% 1/15/23		30,000	30,414
Dynegy 6.75% 11/1/19		40,000	41,300

			128,772

Industrial Conglomerates–0.10%
General Electric
2.10% 12/11/19		70,000	70,687
4.25% 1/17/18	NZD	50,000	35,482
5.55% 5/4/20		30,000	33,202
6.00% 8/7/19		56,000	61,533

			200,904

Insurance–0.46%
Allstate 3.28% 12/15/26		215,000	216,302
Berkshire Hathaway Finance 2.90% 10/15/20		55,000	56,844
•Manulife Financial 4.061% 2/24/32		60,000	60,233
MetLife
•5.25% 12/29/49		50,000	51,704
6.817% 8/15/18		85,000	90,636
#Principal Life Global Funding II 144A 3.00% 4/18/26		165,000	160,840
•Prudential Financial 5.375% 5/15/45		35,000	36,715
TIAA Asset Management Finance
#144A 2.95% 11/1/19		35,000	35,598
#144A 4.125% 11/1/24		80,000	81,653
#USI 144A 7.75% 1/15/21		10,000	10,181
XLIT
4.45% 3/31/25		30,000	30,410
5.50% 3/31/45		40,000	40,116
•6.50% 12/29/49		30,000	25,275

			896,507

Internet Software & Services–0.07%
#Symantec 144A 5.00% 4/15/25		80,000	82,125
Zayo Group
#144A 5.75% 1/15/27		20,000	21,146
6.00% 4/1/23		35,000	37,144

			140,415

LVIP Delaware Foundation® Aggressive Allocation Fund–16

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
IT Services–0.08%
Fidelity National Information Services 5.00% 10/15/25	40,000	$43,579
First Data
#144A 5.75% 1/15/24	50,000	51,763
#144A 7.00% 12/1/23	56,000	60,200

		155,542

Machinery–0.07%
Crane
2.75% 12/15/18	10,000	10,164
4.45% 12/15/23	60,000	63,045
Parker-Hannifin 3.30% 11/21/24	5,000	5,093
Roper Technologies
2.80% 12/15/21	30,000	30,066
3.80% 12/15/26	25,000	25,159

		133,527

Media–0.60%
21st Century Fox America 4.95% 10/15/45	55,000	57,144
CCO Holdings
#144A 5.125% 5/1/23	50,000	51,625
#144A 5.125% 5/1/27	65,000	65,487
#144A 5.75% 2/15/26	10,000	10,525
Charter Communications Operating 4.908% 7/23/25	90,000	95,258
Comcast 3.00% 2/1/24	70,000	70,034
CSC Holdings 5.25% 6/1/24	16,000	15,980
DISH DBS 7.75% 7/1/26	30,000	34,950
GLP Capital 5.375% 4/15/26	60,000	62,100
#Gray Television 144A 5.875% 7/15/26	100,000	102,000
Lamar Media 5.75% 2/1/26	25,000	26,844
#Midcontinent Communications 144A 6.875% 8/15/23	45,000	48,094
#Nexstar Broadcasting 144A 5.625% 8/1/24	40,000	40,700
#Scientific Games International 144A 7.00% 1/1/22	80,000	85,600
#Sinclair Television Group 144A 5.125% 2/15/27	55,000	53,350
#Sirius XM Radio 144A 5.375% 7/15/26	80,000	82,000
Time Warner Cable 7.30% 7/1/38	150,000	186,425
Tribune Media 5.875% 7/15/22	55,000	57,613
WPP Finance 2010 5.625% 11/15/43	20,000	21,391

		1,167,120

Metals & Mining–0.24%
ArcelorMittal 6.125% 6/1/25	40,000	44,600

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Metals & Mining (continued)
Barrick North America Finance 5.75% 5/1/43	40,000	$46,589
#Cliffs Natural Resources 144A 5.75% 3/1/25	25,000	24,375
#Freeport-McMoRan 144A 6.875% 2/15/23	45,000	46,687
#Glencore Funding 144A 4.00% 3/27/27	30,000	29,678
#Hudbay Minerals 144A 7.625% 1/15/25	40,000	43,600
#Novelis 144A 6.25% 8/15/24	100,000	104,500
Southern Copper 5.875% 4/23/45	30,000	31,258
#Steel Dynamics 144A 5.00% 12/15/26	50,000	50,750
Vale Overseas
5.875% 6/10/21	5,000	5,371
6.25% 8/10/26	40,000	43,550

		470,958

Multiline Retail–0.10%
Dollar General 3.875% 4/15/27	90,000	90,254
JC Penney 8.125% 10/1/19	40,000	43,400
Target 3.625% 4/15/46	65,000	58,818

		192,472

Multi-Utilities–0.19%
Ameren Illinois 9.75% 11/15/18	263,000	295,548
CMS Energy 6.25% 2/1/20	60,000	66,216

		361,764

Oil, Gas & Consumable Fuels–1.20%
Anadarko Petroleum
5.55% 3/15/26	30,000	33,352
6.60% 3/15/46	110,000	133,541
BP Capital Markets
3.216% 11/28/23	90,000	90,540
3.224% 4/14/24	50,000	50,096
#Cheniere Corpus Christi Holdings 144A 5.875% 3/31/25	20,000	20,925
#Diamondback Energy 144A 4.75% 11/1/24	85,000	85,927
Ecopetrol 7.375% 9/18/43	5,000	5,367
Enbridge
4.25% 12/1/26	25,000	25,570
•6.00% 1/15/77	15,000	15,206
Energy Transfer Equity 7.50% 10/15/20	35,000	39,200
Energy Transfer Partners
6.125% 12/15/45	85,000	91,256
9.70% 3/15/19	60,000	68,258
•Enterprise Products Operating 7.034% 1/15/68	10,000	10,409

LVIP Delaware Foundation® Aggressive Allocation Fund–17

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Genesis Energy 6.75% 8/1/22	40,000	$41,440
Gulfport Energy
#144A 6.00% 10/15/24	35,000	34,125
6.625% 5/1/23	70,000	71,137
#Hilcorp Energy I 144A 5.00% 12/1/24	110,000	103,675
Kinder Morgan Energy Partners 5.80% 3/1/21	40,000	43,983
Laredo Petroleum 6.25% 3/15/23	35,000	35,700
MPLX
4.875% 12/1/24	85,000	89,554
4.875% 6/1/25	30,000	31,476
Murphy Oil 6.875% 8/15/24	125,000	132,813
Murphy Oil USA 6.00% 8/15/23	60,000	63,150
#Nabors Industries 144A 5.50% 1/15/23	37,000	37,948
Newfield Exploration 5.75% 1/30/22	25,000	26,656
Noble Energy 5.05% 11/15/44	35,000	35,923
Petrobras Global Finance
6.75% 1/27/41	5,000	4,705
7.375% 1/17/27	15,000	15,895
Petroleos Mexicanos 6.75% 9/21/47	15,000	15,253
Plains All American Pipeline 8.75% 5/1/19	120,000	135,410
QEP Resources 5.25% 5/1/23	50,000	49,269
Regency Energy Partners 5.00% 10/1/22	40,000	42,584
Sabine Pass Liquefaction
#144A 4.20% 3/15/28	50,000	49,498
5.625% 4/15/23	100,000	108,625
Shell International Finance
4.00% 5/10/46	85,000	81,569
4.375% 5/11/45	50,000	50,828
Southwestern Energy
4.10% 3/15/22	20,000	18,800
6.70% 1/23/25	10,000	9,900
Targa Resources Partners
#144A 5.125% 2/1/25	25,000	25,844
#144A 5.375% 2/1/27	30,000	31,200
Tesoro Logistics 5.25% 1/15/25	45,000	47,194
Transcanada Trust
•5.30% 3/15/77	25,000	24,750
•5.875% 8/15/76	30,000	31,913
#Transocean Proteus 144A 6.25% 12/1/24	50,000	51,875
#Woodside Finance 144A 8.75% 3/1/19	105,000	117,510

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
#•YPF 144A 23.854% 7/7/20	10,000	$11,195

		2,341,044

Paper & Forest Products–0.15%
Georgia-Pacific 8.00% 1/15/24	125,000	160,355
International Paper 4.40% 8/15/47	135,000	127,959

		288,314

Personal Products–0.02%
Revlon Consumer Products 6.25% 8/1/24	45,000	45,000

		45,000

Pharmaceuticals–0.32%
#Mallinckrodt International Finance 144A 5.50% 4/15/25	55,000	50,875
Mylan 3.95% 6/15/26	210,000	205,945
#Pacira Pharmaceuticals 144A 2.375% 4/1/22	1,000	1,041
Pfizer 3.00% 12/15/26	60,000	59,483
Shire Acquisitions Investments Ireland
2.40% 9/23/21	65,000	63,631
2.875% 9/23/23	240,000	233,218

		614,193

Road & Rail–0.09%
Burlington Northern Santa Fe 4.70% 9/1/45	105,000	114,349
Union Pacific 3.00% 4/15/27	60,000	59,405

		173,754

Semiconductors & Semiconductor Equipment–0.17%
Applied Materials 4.35% 4/1/47	50,000	50,745
Broadcom
#144A 3.00% 1/15/22	50,000	49,992
#144A 3.625% 1/15/24	235,000	237,078
#Silicon Laboratories 144A 1.375% 3/1/22	2,000	2,131

		339,946

Software–0.21%
CDK Global 5.00% 10/15/24	40,000	40,557
Microsoft 4.25% 2/6/47	365,000	375,090

		415,647

Specialty Retail–0.13%
Lowe’s 3.70% 4/15/46	270,000	251,565

		251,565

Technology Hardware, Storage & Peripherals–0.05%
Apple
3.45% 2/9/45	35,000	31,277
4.65% 2/23/46	20,000	21,512

LVIP Delaware Foundation® Aggressive Allocation Fund–18

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Technology Hardware, Storage & Peripherals (continued)
#Western Digital 144A 7.375% 4/1/23	35,000	$38,456

		91,245

Textiles, Apparel & Luxury Goods–0.10%
#Hanesbrands 144A 4.875% 5/15/26	65,000	64,187
Levi Strauss & Co. 5.00% 5/1/25	135,000	139,077

		203,264

Tobacco–0.25%
Altria Group 3.875% 9/16/46	270,000	251,353
Reynolds American 4.00% 6/12/22	215,000	225,921

		477,274

Trading Companies & Distributors–0.03%
#HD Supply 144A 5.75% 4/15/24	60,000	63,258

		63,258

Wireless Telecommunication Services–0.27%
#Crown Castle Towers 144A 4.883% 8/15/20	210,000	223,692
#Deutsche Telekom International Finance 144A 1.95% 9/19/21	150,000	145,053
Level 3 Financing 5.375% 5/1/25	25,000	25,500
Sprint 7.875% 9/15/23	97,000	107,670
T-Mobile USA 6.50% 1/15/26	30,000	32,925

		534,840

Total Corporate Bonds (Cost $27,438,232)		27,601,826

«LOAN AGREEMENTS–0.10%
Cablevision Tranche B 1st Lien 3.943% 10/11/24	129,675	129,635
Republic of Angola (Unsecured) 7.57% 12/16/23	80,500	70,035

Total Loan Agreements (Cost $210,948)		199,670

MUNICIPAL BONDS–0.18%
Bay Area Toll Authority
(Build America Bonds) Series S3 6.907% 10/1/50	65,000	93,512
California State Various Purposes
(Build America Bonds) 7.55% 4/1/39	50,000	73,379
Commonwealth of Massachusetts Series C 5.00% 10/1/25	30,000	36,420

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
New Jersey Turnpike Authority
(Build America Bonds) Series A 7.102% 1/1/41	30,000	$41,898
(Build America Bonds) Series F 7.414% 1/1/40	15,000	21,594
New York, New York
Series C 5.00% 8/1/26	5,000	5,993
Series C 5.00% 8/1/27	10,000	11,907
South Carolina Public Service Authority Series D 4.77% 12/1/45	20,000	18,841
Texas Water Development Board Water Implementation Revenue
5.00% 10/15/46	40,000	45,908
Series A 5.00% 10/15/45	10,000	11,390

Total Municipal Bonds (Cost $384,882)		360,842

NON-AGENCY ASSET-BACKED SECURITIES–0.77%
AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	32,331	32,912
Ally Master Owner Trust Series 2014-4 A2 1.43% 6/17/19	70,000	70,053
Avis Budget Rental Car Funding AESOP
#Series 2013-1A A 144A 1.92% 9/20/19	100,000	99,985
#Series 2014-1A A 144A 2.46% 7/20/20	100,000	100,484
BA Credit Card Trust
•Series 2014-A2 A 1.182% 9/16/19	30,000	30,000
•Series 2014-A3 A 1.202% 1/15/20	35,000	35,032
•CNH Equipment Trust Series 2016-B A2B 1.312% 10/15/19	7,241	7,257
Ford Credit Auto Lease Trust Series 2015-A A3 1.13% 6/15/18	14,670	14,668
#Ford Credit Auto Owner Trust Series 2016-2 A 144A 2.03% 12/15/27	100,000	98,631
#HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44	47,500	43,485
#Hyundai Auto Lease Securitization Trust Series 2016-C A3 144A 1.49% 2/18/20.	100,000	99,728
•Mercedes-Benz Auto Lease Trust Series 2016-A A2B 1.472% 7/16/18	16,830	16,847
#•Mercedes-Benz Master Owner Trust Series 2016-AA A 144A 1.492% 5/15/20	100,000	100,395

LVIP Delaware Foundation® Aggressive Allocation Fund–19

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•Navistar Financial Dealer Note Master Owner Trust II Series 2016-1 A 144A 2.332% 9/27/21	25,000	$25,060
Nissan Auto Lease Trust
•Series 2015-B A2B 1.442% 12/15/17	5,656	5,658
Series 2016-B A3 1.50% 7/15/19	100,000	99,737
#•PFS Financing Series 2015-AA A 144A 1.532% 4/15/20	100,000	99,969
Synchrony Credit Card Master Note Trust Series 2012-6 A 1.36% 8/17/20	100,000	100,071
#•Towd Point Mortgage Trust Series 2015-5 A1B 144A 2.75% 5/25/55	73,029	73,076
Verizon Owner Trust
#Series 2016-2A A 144A 1.68% 5/20/21	100,000	99,667
#Series 2017-1A A 144A 2.06% 9/20/21	100,000	100,322
#Volkswagen Credit Auto Master Trust Series 2014-1A A2 144A 1.40% 7/22/19	100,000	99,968
•Wells Fargo Dealer Floorplan Master Note Trust Series 2014-2 A 1.428% 10/20/19	50,000	50,034

Total Non-Agency Asset-Backed Securities (Cost $1,507,667)		1,503,039

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.11%
Bank of America Alternative Loan Trust Series 2005-6 7A1 5.50% 7/25/20	1,306	1,250
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	17,804	17,718
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	22,318	22,817
•Series 2007-A1 7A4 3.286% 7/25/35	11,060	9,824
#•New Residential Mortgage Loan Trust Series 2017-1A A1 144A 4.00% 2/25/57	98,283	101,351
Sequoia Mortgage Trust
#•Series 2014-2 A4 144A 3.50% 7/25/44	40,163	39,997
#•Series 2015-1 B2 144A 3.876% 1/25/45	14,255	14,034

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
◆Structured Asset Securities Corporation Mortgage Pass Through Certificates Series 2004-20 2A1 5.50% 11/25/34	10,179	$10,398

Total Non-Agency Collateralized Mortgage Obligations (Cost $213,721)		217,389

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.48%
•Banc of America Commercial Mortgage Trust Series 2007-4 AM 5.961% 2/10/51	40,000	40,387
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW18 A4 5.70% 6/11/50	21,196	21,450
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	60,000	60,256
•Series 2016-CD2 A4 3.526% 11/10/49	30,000	30,682
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.839% 12/10/54	25,000	25,732
Citigroup Commercial Mortgage Trust
•Series 2007-C6 AM 5.779% 12/10/49	25,000	25,301
Series 2014-GC25 A4 3.635% 10/10/47	45,000	46,428
Series 2015-GC27 A5 3.137% 2/10/48	50,000	49,827
Series 2016-P3 A4 3.329% 4/15/49	35,000	35,191
Series 2016-P5 A4 2.941% 10/10/49	40,000	38,886
COMM Mortgage Trust
#Series 2013-CR6 AM 144A 3.147% 3/10/46	40,000	40,054
Series 2014-CR19 A5 3.796% 8/10/47	30,000	31,386
Series 2014-CR20 AM 3.938% 11/10/47	85,000	88,152
#Series 2015-3BP A 144A 3.178% 2/10/35	100,000	100,196
Series 2015-CR23 A4 3.497% 5/10/48	45,000	45,789
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	75,000	75,310

LVIP Delaware Foundation® Aggressive Allocation Fund–20

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
DB-JPM Mortgage Trust (continued)
Series 2016-C3 A5 2.89% 9/10/49	45,000	$43,693
#•DB-UBS Mortgage Trust Series 2011-LC1A C 144A 5.686% 11/10/46	100,000	109,752
#GRACE Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28	600,000	621,427
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.764% 7/10/48	30,000	31,241
Series 2017-GS5 A4 3.674% 3/10/50	65,000	67,196
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	220,000	228,104
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.144% 6/15/49	75,000	74,372
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 E 5.525% 8/12/37	15,000	15,597
Series 2013-LC11 B 3.499% 4/15/46	35,000	34,842
Series 2015-JP1 A5 3.914% 1/15/49	30,000	31,520
Series 2016-JP2 A4 2.822% 8/15/49	95,000	91,719
Series 2016-JP2 AS 3.056% 8/15/49	60,000	58,041
•Series 2016-JP3 B 3.397% 8/15/49	20,000	19,526
#Series 2016-WIKI A 144A 2.798% 10/5/31	20,000	20,125
#Series 2016-WIKI B 144A 3.201% 10/5/31	35,000	35,373
•LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39	27,616	24,406
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47	40,000	41,651
Series 2015-C23 A4 3.719% 7/15/50	115,000	119,155
Series 2015-C26 A5 3.531% 10/15/48	35,000	35,756

		Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust (continued)
Series 2016-C29 A4 3.325% 5/15/49		35,000	$35,177
•Morgan Stanley Capital I Trust Series 2006-HQ10 B 5.448% 11/12/41		100,000	99,901
Wells Fargo Commercial Mortgage Trust
•Series 2015-C30 XA 1.009% 9/15/58		984,717	61,631
Series 2015-NXS3 A4 3.617% 9/15/57		65,000	66,575
Series 2016-BNK1 A3 2.652% 8/15/49		60,000	57,190
•Series 2017-RB1 XA 1.446% 3/15/50		1,000,000	97,852

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $2,906,739)			2,876,849

ΔREGIONAL BONDS–0.12%
Australia–0.09%
New South Wales Treasury
3.00% 3/20/28	AUD	147,200	111,289
4.00% 5/20/26	AUD	34,700	28,861
Queensland Treasury
#144A 2.75% 8/20/27	AUD	14,000	10,262
#144A 3.25% 7/21/28	AUD	29,000	22,058

			172,470

Canada–0.03%
Province of Ontario Canada 3.45% 6/2/45	CAD	12,000	9,420
Province of Quebec Canada 6.00% 10/1/29	CAD	50,000	50,456

			59,876

Total Regional Bonds (Cost $240,641)			232,346

ΔSOVEREIGN BONDS–0.85%
Argentina–0.02%
Argentine Bonos del Tesoro 15.50% 10/17/26	ARS	258,000	18,947
#Argentine Republic Government International Bond 144A 5.625% 1/26/22		20,000	20,505

			39,452

Australia–0.01%
Australia Government Bond 3.75% 4/21/37	AUD	35,000	28,472

			28,472

LVIP Delaware Foundation® Aggressive Allocation Fund–21

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Brazil–0.02%
Brazil Notas do Tesouro Nacional Series F 10.00% 1/1/25	BRL	93,000	$29,782

			29,782

Canada–0.00%
Canadian Government Bond 2.75% 12/1/48	CAD	10,000	8,250

			8,250

Hungary–0.02%
Hungary Government International Bond 5.75% 11/22/23		40,000	45,280

			45,280

Indonesia–0.12%
Indonesia Treasury Bond
7.50% 8/15/32	IDR	777,000,000	59,277
8.375% 9/15/26	IDR	740,000,000	60,447
9.00% 3/15/29	IDR	1,287,000,000	107,321

			227,045

Mexico–0.19%
Mexican Bonos 5.75% 3/5/26	MXN	7,664,800	375,133

			375,133

New Zealand–0.03%
New Zealand Government Bond
2.75% 4/15/25	NZD	75,000	51,330
4.50% 4/15/27	NZD	22,000	17,144

			68,474

Peru–0.10%
Peruvian Government International Bond
#144A 6.90% 8/12/37	PEN	197,000	64,956
6.95% 8/12/31	PEN	369,000	122,106

			187,062

Poland–0.06%
Poland Government Bond
2.50% 7/25/26	PLN	413,000	97,046
3.25% 7/25/25	PLN	97,000	24,414

			121,460

Portugal–0.01%
#Portugal Government International Bond 144A 5.125% 10/15/24		28,000	27,198

			27,198

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Republic of Korea–0.04%
Inflation Linked Korea Treasury Bond 1.125% 6/10/23	KRW	79,072,124	$72,688

			72,688

South Africa–0.11%
South Africa Government Bond 8.00% 1/31/30	ZAR	3,036,000	205,544

			205,544

Turkey–0.10%
Turkey Government Bond 8.00% 3/12/25	TRY	810,000	191,220

			191,220

United Kingdom–0.02%
United Kingdom Gilt 3.50% 1/22/45	GBP	21,100	36,503

			36,503

Total Sovereign Bonds (Cost $1,688,901)			1,663,563

SUPRANATIONAL BANKS–0.09%
International Bank for Reconstruction & Development
3.50% 1/22/21	NZD	99,000	70,470
4.625% 10/6/21	NZD	13,000	9,642
International Finance
3.625% 5/20/20	NZD	12,000	8,582
6.30% 11/25/24	INR	5,890,000	91,317

Total Supranational Banks (Cost $173,052)			180,011

U.S. TREASURY OBLIGATIONS–3.07%
U.S. Treasury Bond 2.875% 11/15/46		505,000	490,087
U.S. Treasury Inflation Index Note 0.125% 4/15/21		179,307	181,273
U.S. Treasury Notes
1.875% 1/31/22		215,000	214,559
2.25% 2/15/27		5,145,000	5,079,983

Total U.S. Treasury Obligations (Cost $5,945,133)			5,965,902

		Number of Shares

RIGHT–0.01%
†B2W Cia Digital exercise price BRL 11.00, expiration date 4/25/17		24,579	11,149

Total Right (Cost $0)			11,149

LVIP Delaware Foundation® Aggressive Allocation Fund–22

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Contracts	Value (U.S. $)

OPTIONS PURCHASED–0.00%
Futures Currency Call Option–0.00%
USD vs TWD strike price $32.50, expiration date 4/17/17	25,000	$—

Total Options Purchased (Cost $153)		—

	Number of Shares

MONEY MARKET FUND–0.05%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	98,401	98,401

Total Money Market Fund (Cost $98,401)		98,401

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENT–0.40%
≠Discounted Commercial Paper–0.40%
DZ Bank New York 0.80% 4/3/17	775,000	$774,966

Total Short-Term Investment (Cost $774,966)		774,966

TOTAL VALUE OF SECURITIES–99.23% (Cost $152,377,336)	193,108,537
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.77%	1,490,854

NET ASSETS APPLICABLE TO 13,180,740 SHARES OUTSTANDING–100.00%	$194,599,391

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2017, the aggregate value of Rule 144A securities was $11,304,758, which represents 5.81% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

†	Non-income producing for the period.

•	Variable rate security. The rate shown is the rate as of March 31, 2017. Interest rates reset periodically.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.

«	Includes $297,047 cash collateral due to broker and $287,559 foreign currencies collateral held at broker for futures contracts as of March 31, 2017.

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2017, the aggregate value of fair valued securities was $310,028, which represents 0.16% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.

«

Loan agreements generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at March 31, 2017.

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

LVIP Delaware Foundation® Aggressive Allocation Fund–23

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2017:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	CAD	(1,500)	USD	1,123	4/3/17	$(4)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
Interest Rate Contracts:
6	Australia 10 yr Bond	$587,123	$588,805	6/16/17	$1,682
(9)	Euro-O.A.T.	(1,417,152)	(1,411,760)	6/9/17	5,392
(20)	U.S. Treasury 10 yr Notes	(2,492,753)	(2,491,250)	6/22/17	1,503

Total					$8,577

Swap Contracts

Interest Rate Swap Contracts

Counterparty & Swap Referenced Obligation	Notional Value[1]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Unrealized Appreciation (Depreciation)
CME-BAML 30 yr Interest Rate Swap	95,000	2.767%	(1.150)%	12/21/46	$(1,498)
LCH-BAML 30 yr Interest Rate Swap	50,000	2.716%	(1.150)%	12/22/46	(696)
LCH-BAML 30 yr Interest Rate Swap	35,000	2.480%	(1.150)%	1/11/47	1,303
LCH-BAML 30 yr Interest Rate Swap	25,000	2.596%	(1.150)%	1/23/47	298
LCH-BAML 30 yr Interest Rate Swap	25,000	2.623%	(1.150)%	1/24/47	154
LCH-BAML 30 yr Interest Rate Swap	25,000	2.661%	(1.150)%	1/27/47	(54)
LCH-BAML 30 yr Interest Rate Swap	40,000	2.687%	(1.150)%	1/30/47	(310)

Total					$(803)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:

ADR–American Depositary Receipt

ARM–Adjustable Rate Mortgage

ARS–Argentine Peso

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BB–Barclays Bank

BNP–Banque Paribas

BNYM–Bank of New York Mellon

BRL–Brazilian Real

CAD–Canadian Dollar

CME–Chicago Mercantile Exchange Inc.

DB–Deutsche Bank

EAFE–Europe Australasia Far East

ETF–Exchange-Traded Fund

FREMF–Freddie Mac Multifamily

FTSE–Financial Times Stock Exchange

LVIP Delaware Foundation® Aggressive Allocation Fund–24

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

Summary of Abbreviations: (continued)

GBP–British Pound Sterling

GDR–Global Depositary Receipt

GNMA–Government National Mortgage Association

GS–Goldman Sachs

IDR–Indonesian Rupiah

INR–Indian Rupee

IT–Information Technology

JPM–JPMorgan

KRW–South Korean Won

LB–Lehman Brothers

LCH–London Clearing House

MSCI–Morgan Stanely Capital International

MXN–Mexican Peso

NOK–Norwegian Krone

NZD–New Zealand Dollar

O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)

PEN–Peruvian Nuevo Sol

PLN–Polish Zloty

REIT–Real Estate Investment Trust

REMICs–Real Estate Mortgage Investment Conduit

S.F.–Single Family

TBA–To be announced

TRY–Turkish Lira

USD–U.S. Dollar

yr–Year

ZAR–South African Rand

See accompanying notes.

LVIP Delaware Foundation® Aggressive Allocation Fund–25

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Foundation® Aggressive Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$152,377,336

Aggregate unrealized appreciation	$48,751,352
Aggregate unrealized depreciation	(8,020,151)

Net unrealized appreciation	$40,731,201

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Delaware Foundation® Aggressive Allocation Fund–26

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes (continued)

2. Investments (continued)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Common Stock
U.S. Markets
Aerospace & Defense	$2,227,305	$—	$—	$2,227,305
Air Freight & Logistics	550,254	—	—	550,254
Airlines	113,985	—	—	113,985
Auto Components	290,368	—	—	290,368
Automobiles	131,765	—	—	131,765
Banks	3,107,827	394,512	—	3,502,339
Beverages	159,960	—	—	159,960
Biotechnology	2,692,914	—	—	2,692,914
Building Products	332,603	—	—	332,603
Capital Markets	2,740,355	—	—	2,740,355
Chemicals	1,608,151	—	—	1,608,151
Commercial Services & Supplies	1,172,727	—	—	1,172,727
Communications Equipment	1,043,038	—	—	1,043,038
Construction & Engineering	289,475	—	—	289,475
Consumer Finance	181,119	—	—	181,119
Containers & Packaging	145,580	—	—	145,580
Diversified Telecommunication Services	2,007,614	—	—	2,007,614
Electric Utilities	716,490	—	—	716,490
Electrical Equipment	133,470	—	—	133,470
Electronic Equipment, Instruments & Components	190,978	—	—	190,978
Energy Equipment & Services	930,980	—	—	930,980
Equity Real Estate Investment Trusts	12,701,350	—	—	12,701,350
Food & Staples Retailing	1,180,113	—	—	1,180,113
Food Products	2,386,156	131,222	—	2,517,378
Gas Utilities	241,541	—	—	241,541
Health Care Equipment & Supplies	1,848,574	124,746	—	1,973,320
Health Care Providers & Services	2,881,459	—	—	2,881,459
Hotels, Restaurants & Leisure	812,314	—	—	812,314
Household Durables	191,322	—	—	191,322
Household Products	188,730	—	—	188,730
Industrial Conglomerates	488,083	—	—	488,083
Insurance	2,506,418	270,691	—	2,777,109
Internet & Direct Marketing Retail	1,142,333	—	—	1,142,333
Internet Software & Services	3,770,438	—	—	3,770,438
IT Services	2,650,987	—	—	2,650,987
Leisure Products	—	130,883	—	130,883
Life Sciences Tools & Services	589,130	—	—	589,130
Machinery	593,620	360,359	—	953,979
Media	1,432,141	—	—	1,432,141
Metals & Mining	265,245	—	—	265,245
Multiline Retail	245,101	—	—	245,101
Multi-Utilities	152,620	—	—	152,620

LVIP Delaware Foundation® Aggressive Allocation Fund–27

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Oil, Gas & Consumable Fuels	$3,793,783	$—	$—	$3,793,783
Paper & Forest Products	253,047	—	—	253,047
Pharmaceuticals	3,617,573	—	—	3,617,573
Professional Services	1,005,391	—	—	1,005,391
Road & Rail	337,699	—	—	337,699
Semiconductors & Semiconductor Equipment	2,720,752	—	—	2,720,752
Software	4,305,770	719,124	—	5,024,894
Specialty Retail	1,273,579	—	—	1,273,579
Technology Hardware, Storage & Peripherals	707,525	—	—	707,525
Textiles, Apparel & Luxury Goods	339,545	—	—	339,545
Thrifts & Mortgage Finance	508,655	—	—	508,655
Trading Companies & Distributors	145,966	—	—	145,966
Developed Markets
Aerospace & Defense	605,445	—	—	605,445
Air Freight & Logistics	881,277	—	—	881,277
Auto Components	1,042,128	—	—	1,042,128
Automobiles	1,536,994	—	—	1,536,994
Banks	4,012,243	—	—	4,012,243
Beverages	1,110,544	—	—	1,110,544
Biotechnology	484,233	—	—	484,233
Construction & Engineering	1,007,119	—	—	1,007,119
Diversified Telecommunication Services	889,021	—	—	889,021
Food Products	398,774	—	—	398,774
Household Durables	627,260	—	—	627,260
Industrial Conglomerates	801,028	—	—	801,028
Insurance	786,167	—	—	786,167
IT Services	625,171	—	—	625,171
Life Sciences Tools & Services	128,349	—	—	128,349
Machinery	525,546	—	—	525,546
Media	264,728	—	—	264,728
Metals & Mining	855,573	—	—	855,573
Multi-Utilities	171,527	—	—	171,527
Oil, Gas & Consumable Fuels	1,058,818	—	—	1,058,818
Pharmaceuticals	2,431,562	—	—	2,431,562
Professional Services	611,464	—	—	611,464
Road & Rail	772,525	—	—	772,525
Semiconductors & Semiconductor Equipment	206,770	—	—	206,770
Software	569,566	—	—	569,566
Specialty Retail	583,628	—	—	583,628
Textiles, Apparel & Luxury Goods	1,421,123	—	—	1,421,123
Tobacco	1,256,171	—	—	1,256,171
Trading Companies & Distributors	1,238,541	—	—	1,238,541
Wireless Telecommunication Services	562,546	—	—	562,546
Emerging Markets
Air Freight & Logistics	5,498	—	—	5,498
Airlines	61,480	—	—	61,480
Automobiles	307,454	—	—	307,454
Banks	1,760,073	270,338	—	2,030,411
Beverages	485,277	558,427	—	1,043,704
Building Products	180,435	—	—	180,435
Chemicals	229,895	—	—	229,895
Construction Materials	514,539	—	—	514,539
Diversified Telecommunication Services	393,272	—	—	393,272

LVIP Delaware Foundation® Aggressive Allocation Fund–28

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Electronic Equipment, Instruments & Components	$346,939	$—	$—	$346,939
Food & Staples Retailing	464,584	—	—	464,584
Food Products	781,842	215,802	—	997,644
Hotels, Restaurants & Leisure	—	152,145	—	152,145
Insurance	251,773	—	—	251,773
Internet & Direct Marketing Retail	226,090	301,874	—	527,964
Internet Software & Services	2,212,268	369,702	—	2,581,970
IT Services	107,001	—	—	107,001
Media	350,553	—	—	350,553
Metals & Mining	92,004	—	—	92,004
Multiline Retail	119,380	—	—	119,380
Oil, Gas & Consumable Fuels	2,564,253	211,483	—	2,775,736
Pharmaceuticals	110,234	—	—	110,234
Real Estate Management & Development	—	237,548	—	237,548
Road & Rail	13,863	—	—	13,863
Semiconductors & Semiconductor Equipment	1,058,661	—	—	1,058,661
Technology Hardware, Storage & Peripherals	1,096,039	—	—	1,096,039
Transportation Infrastructure	28,188	—	—	28,188
Wireless Telecommunication Services	2,197,701	—	—	2,197,701
Exchange-Traded Funds	19,729,517	—	—	19,729,517
Preferred Stock	—	245,323	—	245,323
Agency Collateralized Mortgage Obligations	—	1,766,250	—	1,766,250
Agency Commercial Mortgage-Backed Securities	—	645,736	—	645,736
Agency Mortgage-Backed Securities	—	5,117,847	—	5,117,847
Corporate Bonds	—	27,601,826	—	27,601,826
Loan Agreements	—	129,635	70,035	199,670
Municipal Bonds	—	360,842	—	360,842
Non-Agency Asset-Backed Securities	—	1,503,039	—	1,503,039
Non-Agency Collateralized Mortgage Obligations	—	217,389	—	217,389
Non-Agency Commercial Mortgage-Backed
Securities	—	2,876,849	—	2,876,849
Regional Bonds	—	232,346	—	232,346
Sovereign Bonds	—	1,663,563	—	1,663,563
Supranational Banks	—	180,011	—	180,011
U.S. Treasury Obligations	—	5,965,902	—	5,965,902
Option Purchased	—	—	—	—
Right	11,149	—	—	11,149
Money Market Fund	98,401	—	—	98,401
Short-Term Investments	—	774,966	—	774,966

Total Investments	$139,308,122	$53,730,380	$70,035	$193,108,537

Derivatives:

Assets:
Futures Contracts	$8,577	$—	$—	$8,577

Swap Contracts	$—	$1,755	$—	$1,755

Liabilities:
Foreign Currency Exchange Contracts	$—	$(4)	$—	$(4)

Swap Contracts	$—	$(2,558)	$—	$(2,558)

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international

LVIP Delaware Foundation® Aggressive Allocation Fund–29

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes (continued)

2. Investments (continued)

fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. International fair value pricing was not utilized at March 31, 2017. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

4. Subsequent Events

On December 6, 2016, the Fund’s Board approved a proposal to change the Fund’s name and sub-adviser. Effective May 1, 2017, the Fund’s name will be LVIP Delaware Wealth Builder Fund and Jackson Square Partners, LLC will no longer serve as sub-adviser to the Fund.

Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Delaware Foundation® Aggressive Allocation Fund–30

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–30.93%
U.S. MARKETS–19.18%
Aerospace & Defense–0.55%
†Esterline Technologies	510	$43,885
†KeyW Holding	4,470	42,197
†KLX	1,940	86,718
Lockheed Martin	350	93,660
Northrop Grumman	2,000	475,680
Raytheon	3,200	488,000
Rockwell Collins	670	65,097
United Technologies	1,530	171,681

		1,466,918

Air Freight & Logistics–0.12%
FedEx	1,154	225,203
†XPO Logistics	2,220	106,316

		331,519

Airlines–0.03%
†Hawaiian Holdings	450	20,903
Southwest Airlines	1,060	56,986

		77,889

Auto Components–0.07%
BorgWarner	1,950	81,491
Tenneco	1,820	113,604

		195,095

Automobiles–0.03%
Ford Motor	7,720	89,861

		89,861

Banks–0.89%
BB&T	10,200	455,940
Bryn Mawr Bank	1,350	53,325
Cardinal Financial	2,790	83,533
Citigroup	3,300	197,406
City Holding	1,580	101,878
CoBiz Financial	3,430	57,624
East West Bancorp	1,790	92,382
First Bancorp (North Carolina)	1,250	36,613
Flushing Financial	1,430	38,424
Great Western Bancorp	2,530	107,297
Hope Bancorp	4,770	91,441
Independent Bank (Massachusetts)	960	62,400
JPMorgan Chase & Co.	3,440	302,170
KeyCorp	8,300	147,574
Old National Bancorp	6,130	106,355
Prosperity Bancshares	1,630	113,627
Sterling Bancorp	5,510	130,587
Umpqua Holdings	5,720	101,473
Webster Financial	2,170	108,587

		2,388,636

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Beverages–0.04%
PepsiCo	1,030	$115,216

		115,216

Biotechnology–0.62%
AbbVie	900	58,644
†Acorda Therapeutics	1,730	36,330
†Alkermes	850	49,725
†Biogen	990	270,686
†Celgene	4,607	573,249
†Exact Sciences	1,810	42,752
Gilead Sciences	1,620	110,030
†Ligand Pharmaceuticals Class B	950	100,548
†Natera	1,570	13,926
†Repligen	1,510	53,152
†Retrophin	3,140	57,964
†Spectrum Pharmaceuticals	6,620	43,030
†TESARO	710	109,248
†Vanda Pharmaceuticals	4,490	62,860
†Vertex Pharmaceuticals	620	67,797

		1,649,941

Building Products–0.08%
AAON	3,155	111,529
†Continental Building Products	4,520	110,740

		222,269

Capital Markets–0.66%
Bank of New York Mellon	10,300	486,469
BlackRock	380	145,734
Charles Schwab	5,044	205,846
Evercore Partners Class A	1,020	79,458
Houlihan Lokey	1,910	65,799
Intercontinental Exchange	6,512	389,873
Invesco	3,700	113,331
Raymond James Financial	1,250	95,325
State Street	1,250	99,513
†Stifel Financial	1,710	85,825

		1,767,173

Chemicals–0.41%
†Axalta Coating Systems	3,660	117,852
Balchem	740	60,991
†Chemtura	1,210	40,414
Eastman Chemical	1,650	133,320
EI du Pont de Nemours & Co.	6,178	496,279
Minerals Technologies	1,690	129,454
Quaker Chemical	950	125,077

		1,103,387

Commercial Services & Supplies–0.30%
ABM Industries	2,290	99,844
†Casella Waste Systems	1,380	19,472

LVIP Delaware Foundation® Conservative Allocation Fund–1

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Commercial Services & Supplies (continued)
Tetra Tech	2,460	$100,491
U.S. Ecology	1,730	81,051
Waste Management	6,900	503,148

		804,006

Communications Equipment–0.27%
Cisco Systems	17,500	591,500
†NETGEAR	1,390	68,875
Plantronics	1,170	63,309

		723,684

Construction & Engineering–0.07%
Granite Construction	2,100	105,399
†MYR Group	2,250	92,250

		197,649

Consumer Finance–0.05%
Capital One Financial	1,420	123,057

		123,057

Containers & Packaging–0.04%
WestRock	1,883	97,972

		97,972

Diversified Telecommunication Services–0.50%
AT&T	18,887	784,755
ATN International	980	69,012
Verizon Communications	9,960	485,550

		1,339,317

Electric Utilities–0.19%
Edison International	6,300	501,543

		501,543

Electrical Equipment–0.04%
Eaton	1,250	92,687

		92,687

Electronic Equipment, Instruments & Components–0.05%
†Anixter International	1,020	80,886
†II-VI	1,380	49,749

		130,635

Energy Equipment & Services–0.24%
Halliburton	11,530	567,391
†Keane Group	1,280	18,304
†Pioneer Energy Services	3,650	14,600
†Superior Energy Services	2,300	32,798

		633,093

Equity Real Estate Investment Trusts–3.27%
American Tower	1,550	188,387
Apartment Investment & Management	2,450	108,657
AvalonBay Communities	1,750	321,300

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Equity Real Estate Investment Trusts (continued)
Boston Properties	1,025	$135,720
Brandywine Realty Trust	7,300	118,479
Camden Property Trust	400	32,184
Cousins Properties	4,650	38,455
Crown Castle International	3,670	346,631
DCT Industrial Trust	743	35,753
DDR	4,900	61,397
Douglas Emmett	4,525	173,760
Duke Realty	8,975	235,773
EastGroup Properties	1,150	84,559
EPR Properties	1,690	124,435
Equinix	469	187,774
Equity LifeStyle Properties	1,175	90,545
Equity Residential	12,443	774,204
Essex Property Trust	825	191,012
Extra Space Storage	1,175	87,408
Federal Realty Investment Trust	475	63,413
First Industrial Realty Trust	8,065	214,771
First Potomac Realty Trust	2,800	28,784
GGP	9,575	221,949
Gramercy Property Trust	3,913	102,912
Healthcare Realty Trust	2,550	82,875
Healthcare Trust of America Class A	2,462	77,454
Highwoods Properties	2,550	125,281
Host Hotels & Resorts	14,490	270,383
Kilroy Realty	1,525	109,922
Kimco Realty	4,725	104,375
Kite Realty Group Trust	4,232	90,988
LaSalle Hotel Properties	3,855	111,602
Lexington Realty Trust	5,525	55,139
Liberty Property Trust	1,175	45,296
Life Storage	1,050	86,226
LTC Properties	475	22,753
Macerich	1,375	88,550
Mack-Cali Realty	3,240	87,286
Mid-America Apartment Communities	1,096	111,507
National Retail Properties	4,580	199,780
Parkway	590	11,735
Pebblebrook Hotel Trust	4,550	132,905
Prologis	6,350	329,438
PS Business Parks	725	83,201
Public Storage	1,175	257,219
Ramco-Gershenson Properties Trust	9,450	132,489
Regency Centers	3,177	210,921
RLJ Lodging Trust	2,825	66,416
Sabra Health Care REIT	1,400	39,102
Simon Property Group	3,800	653,714
SL Green Realty	1,750	186,585
Spirit Realty Capital	6,975	70,657
Tanger Factory Outlet Centers	2,825	92,575
Taubman Centers	650	42,913

LVIP Delaware Foundation® Conservative Allocation Fund–2

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Equity Real Estate Investment Trusts (continued)
UDR	4,075	$147,759
Urban Edge Properties	1,275	33,533
Ventas	3,825	248,778
VEREIT	4,700	39,903
Vornado Realty Trust	2,525	253,283
Welltower	1,300	92,066

		8,762,871

Food & Staples Retailing–0.29%
Casey’s General Stores	670	75,207
CVS Health	7,850	616,225
Walgreens Boots Alliance	1,165	96,753

		788,185

Food Products–0.64%
Archer-Daniels-Midland	10,900	501,836
General Mills	1,250	73,763
J&J Snack Foods	660	89,470
Kraft Heinz	5,333	484,290
Mondelez International	11,500	495,420
Pinnacle Foods	1,250	72,337

		1,717,116

Gas Utilities–0.06%
South Jersey Industries	2,110	75,221
Spire	1,300	87,750

		162,971

Health Care Equipment & Supplies–0.49%
Abbott Laboratories	13,600	603,976
CONMED	2,110	93,705
†CryoLife	3,746	62,371
DENTSPLY SIRONA	3,241	202,368
†Edwards Lifesciences	890	83,722
†Merit Medical Systems	3,187	92,104
†Quidel	3,770	85,353
†Wright Medical Group	2,590	80,601

		1,304,200

Health Care Providers & Services–0.73%
†Air Methods	1,640	70,520
†Brookdale Senior Living	9,475	127,249
Cardinal Health	6,100	497,455
Cigna	980	143,560
†Express Scripts Holding	8,180	539,144
HealthSouth	1,670	71,493
Quest Diagnostics	5,100	500,769

		1,950,190

Hotels, Restaurants & Leisure–0.20%
Aramark	1,990	73,371
Cheesecake Factory	1,120	70,963
†Chuy’s Holdings	1,150	34,270

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Hotels, Restaurants & Leisure (continued)
†Del Frisco’s Restaurant Group	4,350	$78,517
†Fiesta Restaurant Group	1,310	31,702
Jack in the Box	1,050	106,806
Starbucks	2,460	143,639

		539,268

Household Durables–0.05%
Newell Brands	3,026	142,736

		142,736

Household Products–0.05%
Kimberly-Clark	510	67,131
Procter & Gamble	740	66,489

		133,620

Industrial Conglomerates–0.13%
General Electric	8,540	254,492
Honeywell International	660	82,414

		336,906

Insurance–0.71%
Aflac	2,360	170,911
Allstate	6,100	497,089
American Equity Investment Life Holding	3,260	77,034
Infinity Property & Casualty	840	80,220
Marsh & McLennan	6,800	502,452
Primerica	1,430	117,546
Prudential Financial	1,020	108,814
Reinsurance Group of America	440	55,871
Selective Insurance Group	2,220	104,673
Travelers	710	85,583
United Fire Group	760	32,505
Validus Holdings	1,180	66,540

		1,899,238

Internet & Direct Marketing Retail–0.26%
†Amazon.com	180	159,577
†Liberty Interactive Corp. QVC Group Class A	13,911	278,498
†Shutterfly	1,400	67,606
†TripAdvisor	4,376	188,868

		694,549

Internet Software & Services–0.81%
†Alphabet Class A	720	610,416
†Alphabet Class C	274	227,299
†eBay	9,933	333,451
†Facebook Class A	4,411	626,583
†GrubHub	1,780	58,544
j2 Global	1,540	129,221
†Q2 Holdings	1,640	57,154

LVIP Delaware Foundation® Conservative Allocation Fund–3

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Internet Software & Services (continued)
†Yahoo	3,000	$139,230

		2,181,898

IT Services–0.56%
Accenture Class A	940	112,687
Convergys	3,900	82,485
†ExlService Holdings	2,010	95,194
Mastercard Class A	3,087	347,195
†PayPal Holdings	9,817	422,327
Visa Class A	4,902	435,641

		1,495,529

Leisure Products–0.03%
†Malibu Boats Class A	4,010	90,025

		90,025

Life Sciences Tools & Services–0.13%
†Quintiles IMS Holdings	3,047	245,375
Thermo Fisher Scientific	720	110,592

		355,967

Machinery–0.24%
Barnes Group	2,580	132,457
Columbus McKinnon	3,220	79,920
ESCO Technologies	2,230	129,563
Federal Signal	3,450	47,645
Kadant	1,870	110,985
Parker-Hannifin	890	142,685

		643,255

Media–0.32%
Cinemark Holdings	2,450	108,633
Comcast Class A	4,000	150,360
†Liberty Global Class A	1,498	53,733
†Liberty Global Class C	5,622	196,995
National CineMedia	3,990	50,394
Walt Disney	2,680	303,885

		864,000

Metals & Mining–0.07%
Kaiser Aluminum	1,000	79,900
Worthington Industries	2,220	100,100

		180,000

Multiline Retail–0.05%
Dollar General	2,009	140,088

		140,088

Multi-Utilities–0.04%
NorthWestern	1,830	107,421

		107,421

Oil, Gas & Consumable Fuels–0.97%
†Carrizo Oil & Gas	2,720	77,955

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
Chevron	6,271	$673,317
ConocoPhillips	10,300	513,661
EOG Resources	1,040	101,452
Marathon Oil	19,915	314,657
Occidental Petroleum	8,930	565,805
†PDC Energy	1,220	76,067
Pioneer Natural Resources	770	143,397
†RSP Permian	1,870	77,474
†SRC Energy	7,920	66,845

		2,610,630

Paper & Forest Products–0.06%
†Boise Cascade	2,590	69,153
Neenah Paper	1,380	103,086

		172,239

Pharmaceuticals–0.89%
Allergan	955	228,169
†Catalent	3,460	97,987
Eli Lilly & Co.	1,260	105,979
Johnson & Johnson	5,179	645,044
†Medicines	1,920	93,888
Merck & Co.	9,837	625,043
Pfizer	14,514	496,524
†Prestige Brands Holdings	1,458	81,006

		2,373,640

Professional Services–0.24%
Kforce	3,340	79,325
Nielsen Holdings	5,846	241,498
†On Assignment	2,310	112,104
†TransUnion	1,640	62,894
†TriNet Group	2,510	72,539
†WageWorks	1,123	81,193

		649,553

Road & Rail–0.09%
†Swift Transportation	3,030	62,236
Union Pacific	1,560	165,235

		227,471

Semiconductors & Semiconductor Equipment–0.69%
Analog Devices	760	62,282
Broadcom	710	155,462
Brooks Automation	2,920	65,408
Intel	19,151	690,777
†MACOM Technology Solutions Holdings	1,779	85,939
Maxim Integrated Products	1,840	82,726
†MaxLinear Class A	3,670	102,943
†Microsemi	2,470	127,279
QUALCOMM	3,775	216,459

LVIP Delaware Foundation® Conservative Allocation Fund–4

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Semiconductors & Semiconductor Equipment (continued)
†Semtech	3,360	$113,568
†Silicon Laboratories	950	69,873
†Synaptics	1,300	64,363

		1,837,079

Software–1.17%
†Adobe Systems	1,460	189,990
CA	15,509	491,946
†Callidus Software	4,770	101,839
†Electronic Arts	2,940	263,189
†Guidewire Software	490	27,602
Intuit	1,291	149,743
Microsoft	11,203	737,830
Oracle	11,100	495,171
†Proofpoint	1,480	110,053
†salesforce.com	1,780	146,832
SS&C Technologies Holdings	1,920	67,968
Symantec	8,145	249,889
†Tyler Technologies	670	103,555

		3,135,607

Specialty Retail–0.31%
†Five Below	1,690	73,194
Home Depot	1,270	186,474
Lowe’s	6,100	501,481
Tractor Supply	980	67,591

		828,740

Technology Hardware, Storage & Peripherals–0.14%
Apple	2,600	373,516

		373,516

Textiles, Apparel & Luxury Goods–0.07%
NIKE Class B	1,630	90,840
†Steven Madden	2,572	99,151

		189,991

Thrifts & Mortgage Finance–0.13%
†Essent Group	2,870	103,808
†MGIC Investment	15,090	152,862
WSFS Financial	1,940	89,143

		345,813

Trading Companies & Distributors–0.04%
Applied Industrial Technologies	1,640	101,434

		101,434

Total U.S. Markets (Cost $32,937,224)		51,387,293

§DEVELOPED MARKETS–6.98%
Aerospace & Defense–0.15%
†Leonardo	7,325	103,852

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Aerospace & Defense (continued)
Meggitt	55,366	$308,896

		412,748

Air Freight & Logistics–0.22%
Deutsche Post	17,433	597,074

		597,074

Auto Components–0.27%
Sumitomo Rubber Industries	26,800	456,657
Valeo	3,952	263,204

		719,861

Automobiles–0.39%
Bayerische Motoren Werke	4,927	449,451
Toyota Motor	11,000	596,982

		1,046,433

Banks–1.01%
ING Groep	31,222	471,969
Mitsubishi UFJ Financial Group	118,600	745,391
Nordea Bank	57,307	654,250
†Standard Chartered	49,287	471,165
UniCredit	23,600	363,800

		2,706,575

Beverages–0.28%
Carlsberg Class B	4,517	417,137
Coca-Cola Amatil	41,219	340,736

		757,873

Biotechnology–0.12%
Shire	5,652	330,064

		330,064

Construction & Engineering–0.26%
Vinci	8,782	696,090

		696,090

Diversified Telecommunication Services–0.23%
Nippon Telegraph & Telephone	14,082	601,075

		601,075

Food Products–0.10%
†Aryzta	8,503	272,921

		272,921

Household Durables–0.16%
Techtronic Industries	106,000	428,965

		428,965

Industrial Conglomerates–0.21%
Koninklijke Philips	17,034	547,518

		547,518

LVIP Delaware Foundation® Conservative Allocation Fund–5

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Insurance–0.20%
AXA	20,658	$534,531

		534,531

IT Services–0.16%
†CGI Group Class A	7,499	359,316
†InterXion Holding	1,580	62,505

		421,821

Life Sciences Tools & Services–0.03%
†ICON	1,080	86,098

		86,098

Machinery–0.13%
MINEBEA MITSUMI	26,700	356,144

		356,144

Media–0.07%
Publicis Groupe	2,590	181,005

		181,005

Metals & Mining–0.22%
Alamos Gold	18,311	147,055
†Anglo American ADR	6,200	47,182
Rio Tinto	8,093	325,434
Yamana Gold	24,237	66,887

		586,558

Multi-Utilities–0.04%
National Grid	9,152	116,213

		116,213

Oil, Gas & Consumable Fuels–0.27%
Suncor Energy	10,500	322,378
TOTAL	7,925	400,865

		723,243

Pharmaceuticals–0.62%
Novartis	7,740	574,521
Sanofi	7,926	715,501
Teva Pharmaceutical Industries ADR	11,900	381,871

		1,671,893

Professional Services–0.16%
Teleperformance	3,880	419,092

		419,092

Road & Rail–0.19%
East Japan Railway	5,667	493,451

		493,451

Semiconductors & Semiconductor Equipment–0.05%
†ASML Holding (New York Shares)	890	118,192

		118,192

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Software–0.15%
Playtech	33,499	$390,749

		390,749

Specialty Retail–0.15%
Nitori Holdings	3,206	405,178

		405,178

Textiles, Apparel & Luxury Goods–0.36%
Kering	1,502	388,486
Yue Yuen Industrial Holdings	149,000	585,723

		974,209

Tobacco–0.32%
Imperial Brands	7,841	379,894
Japan Tobacco	15,000	487,470

		867,364

Trading Companies & Distributors–0.32%
ITOCHU	45,742	649,172
Rexel	11,714	212,690

		861,862

Wireless Telecommunication Services–0.14%
Tele2 Class B	40,013	382,016

		382,016

Total Developed Markets (Cost $14,740,231)		18,706,816

×EMERGING MARKETS–4.77%
Air Freight & Logistics–0.00%
†ZTO Express Cayman ADR	285	3,731

		3,731

Airlines–0.02%
†Gol Linhas Aereas Inteligentes ADR	2,481	65,747

		65,747

Automobiles–0.08%
Astra International	233,800	151,328
Hyundai Motor	467	65,772

		217,100

Banks–0.54%
Akbank	77,374	181,596
Banco Bradesco ADR	15,200	155,648
Bangkok Bank	19,705	104,080
Grupo Financiero Banorte	13,600	78,263
Grupo Financiero Santander Mexico Class B ADR	13,200	119,196
ICICI Bank ADR	24,800	213,280
Industrial & Commercial Bank of China	78,000	50,986

LVIP Delaware Foundation® Conservative Allocation Fund–6

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Banks (continued)
Itau Unibanco Holding ADR	18,811	$227,049
†KB Financial Group ADR	3,122	137,274
=Sberbank of Russia	67,341	191,215

		1,458,587

Beverages–0.27%
Anadolu Efes Biracilik Ve Malt Sanayii	10,880	59,303
Cia Cervecerias Unidas ADR	4,000	101,080
Coca-Cola Femsa ADR	3,800	272,460
Fomento Economico Mexicano ADR	2,034	180,050
Lotte Chilsung Beverage	95	120,205

		733,098

Building Products–0.05%
KCC	403	127,570

		127,570

Chemicals–0.06%
Braskem ADR	4,703	95,706
Sociedad Quimica y Minera de Chile ADR	2,000	68,740

		164,446

Construction Materials–0.13%
†Cemex ADR	12,683	115,031
†Cemex Latam Holdings	7,601	28,025
UltraTech Cement	3,479	213,490

		356,546

Diversified Telecommunication Services–0.11%
LG Uplus	6,316	80,764
Telefonica Brasil ADR	13,495	200,401

		281,165

Electronic Equipment, Instruments & Components–0.09%
Hon Hai Precision Industry	51,680	154,994
Samsung SDI	706	87,122

		242,116

Food & Staples Retailing–0.12%
Cia Brasileira de Distribuicao ADR	4,900	94,080
Wal-Mart de Mexico	30,957	71,431
†X5 Retail Group GDR	4,842	162,933

		328,444

Food Products–0.26%
BRF ADR	8,701	106,587
China Mengniu Dairy	51,000	105,655
JBS	10,200	33,429
Lotte Confectionery	950	163,105
Tingyi Cayman Islands Holding	106,606	133,883
Uni-President China Holdings	219,000	154,144

		696,803

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Hotels, Restaurants & Leisure–0.04%
†Arcos Dorados Holdings	13,400	$107,870

		107,870

Insurance–0.07%
Samsung Life Insurance	1,825	177,066

		177,066

Internet & Direct Marketing Retail–0.14%
†B2W Cia Digital	54,703	215,800
†Ctrip.com International ADR	3,300	162,195

		377,995

Internet Software & Services–0.69%
†Alibaba Group Holding ADR	3,740	403,284
†Baidu ADR	2,500	431,300
†SINA	3,955	285,235
†Sohu.com	6,500	255,645
Tencent Holdings	15,900	455,835
†Weibo ADR	333	17,350

		1,848,649

IT Services–0.03%
†WNS Holdings ADR	2,590	74,100

		74,100

Media–0.09%
Grupo Televisa ADR	9,198	238,596

		238,596

Metals & Mining–0.02%
Cia de Minas Buenaventura ADR	4,200	50,568
†Impala Platinum Holdings	4,458	15,026

		65,594

Multiline Retail–0.03%
Woolworths Holdings	15,815	82,410

		82,410

Oil, Gas & Consumable Fuels–0.68%
Cairn India	22,734	107,079
China Petroleum & Chemical	140,050	113,532
Gazprom ADR	38,183	170,678
LUKOIL ADR	2,998	159,074
†Petroleo Brasileiro ADR	20,655	200,147
PTT-Foreign	13,878	156,298
#Reliance Industries GDR 144A	19,612	790,364
Rosneft Oil GDR	21,867	124,423

		1,821,595

Pharmaceuticals–0.03%
Hypermarcas	8,400	77,813

		77,813

LVIP Delaware Foundation® Conservative Allocation Fund–7

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Real Estate Management & Development–0.06%
#=Etalon Group GDR 144A	6,900	$26,082
†IRSA Inversiones y Representaciones ADR	3,100	75,981
UEM Sunrise	183,302	52,603

		154,666

Road & Rail–0.00%
†Rumo	3,630	9,926

		9,926

Semiconductors & Semiconductor Equipment–0.28%
MediaTek	33,000	233,830
Taiwan Semiconductor Manufacturing	41,594	259,084
Taiwan Semiconductor Manufacturing ADR	7,400	243,016

		735,930

Technology Hardware, Storage & Peripherals–0.29%
Samsung Electronics	418	769,990

		769,990

Transportation Infrastructure–0.01%
†Santos Brasil Participacoes	29,190	21,166

		21,166

Wireless Telecommunication Services–0.58%
America Movil ADR	11,882	168,368
China Mobile	25,120	274,909
China Mobile ADR	800	44,184
Mobile TeleSystems ADR	5,600	61,768
SK Telecom ADR	22,200	558,996
TIM Participacoes ADR	15,900	254,082
†Turkcell Iletisim Hizmetleri ADR	7,751	64,178
VEON ADR	14,700	59,976
Vodacom Group	5,149	58,336

		1,544,797

Total Emerging Markets (Cost $11,139,901)		12,783,516

Total Common Stock (Cost $58,817,356)		82,877,625

EXCHANGE-TRADED FUNDS–6.12%
iShares MSCI EAFE ETF	53,025	3,302,927
iShares MSCI EAFE Growth ETF	92,500	6,427,825
iShares Russell 1000 Growth ETF	24,280	2,763,064
Vanguard FTSE Developed Markets ETF	81,695	3,210,613
Vanguard Mega Cap Growth ETF	3,470	332,114

	Number of Shares	Value (U.S. $)

EXCHANGE-TRADED FUNDS (continued)
Vanguard Russell 1000 Growth ETF	3,030	$353,601

Total Exchange-Traded Funds (Cost $12,633,897)		16,390,144

PREFERRED STOCK–0.37%
•Bank of America 6.50%	225,000	245,812
•General Electric 5.00%	410,000	433,063
•Integrys Holding 6.00%	8,750	228,484
#•USB Realty 144A 2.169%	100,000	85,250

Total Preferred Stock (Cost $951,100)		992,609

	Principal Amount°

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.39%
Fannie Mae REMICs
•*Series 2008-15 SB 5.618% 8/25/36	25,425	4,829
•*Series 2010-129 SM 5.018% 11/25/40	195,351	31,673
*Series 2012-98 MI 3.00% 8/25/31	272,888	30,816
•*Series 2012-122 SD 5.118% 11/25/42	329,152	67,623
*Series 2013-7 EI 3.00% 10/25/40	152,164	20,484
*Series 2013-26 ID 3.00% 4/25/33	230,499	32,336
*Series 2013-38 AI 3.00% 4/25/33	214,331	29,003
*Series 2013-43 IX 4.00% 5/25/43	797,444	188,349
*Series 2013-44 DI 3.00% 5/25/33	693,336	110,599
*Series 2013-55 AI 3.00% 6/25/33	326,621	47,261
Series 2014-36 ZE 3.00% 6/25/44	160,024	146,197
•*Series 2014-68 BS 5.168% 11/25/44	273,996	53,640
•*Series 2014-90 SA 5.168% 1/25/45	763,572	153,717
•*Series 2015-27 SA 5.468% 5/25/45	103,199	21,954
Series 2015-40 GZ 3.50% 5/25/45	72,500	68,999
Series 2015-44 Z 3.00% 9/25/43	276,104	266,944
Series 2015-89 AZ 3.50% 12/25/45	25,145	24,306

LVIP Delaware Foundation® Conservative Allocation Fund–8

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
•*Series 2015-95 SH 5.018% 1/25/46	247,648	$53,065
*Series 2016-50 IB 3.00% 2/25/46	96,653	14,574
•*Series 2016-55 SK 5.018% 8/25/46	203,023	48,652
•*Series 2016-62 SA 5.018% 9/25/46	395,585	94,970
•*Series 2016-74 GS 5.018% 10/25/46	97,282	23,973
*Series 2017-12 JI 3.50% 5/25/40	114,479	16,179
Freddie Mac REMICs
Series 4065 DE 3.00% 6/15/32	40,000	40,252
*Series 4109 AI 3.00% 7/15/31	496,139	53,396
*Series 4120 IK 3.00% 10/15/32	411,701	56,215
*Series 4146 IA 3.50% 12/15/32	217,443	34,241
•*Series 4159 KS 5.238% 1/15/43	195,085	44,878
*Series 4161 IM 3.50% 2/15/43	68,737	15,559
*Series 4181 DI 2.50% 3/15/33	132,421	14,895
•*Series 4184 GS 5.208% 3/15/43	217,712	49,620
*Series 4185 LI 3.00% 3/15/33	169,859	23,723
*Series 4191 CI 3.00% 4/15/33	72,551	10,202
*Series 4342 CI 3.00% 11/15/33	80,367	10,410
Series 4435 DY 3.00% 2/15/35	222,000	220,381
Series 4457 KZ 3.00% 4/15/45	118,620	110,912
•*Series 4494 SA 5.268% 7/15/45	79,351	17,714
*Series 4543 HI 3.00% 4/15/44	107,835	16,489
•*Series 4594 SG 5.088% 6/15/46	592,368	144,751
Series 4614 HB 2.50% 9/15/46	101,000	90,314
•*Series 4618 SA 5.088% 9/15/46	121,669	29,884
Series 4623 LZ 2.50% 10/15/46	87,910	75,023
Series 4623 MW 2.50% 10/15/46	105,000	95,365
*Series 4625 BI 3.50% 6/15/46	381,494	75,683
•*Series 4631 GS 5.088% 11/15/46	434,869	94,939
•*Series 4648 SA 5.088% 1/15/47	291,565	66,676
Freddie Mac Strips
•*Series 267 S5 5.088% 8/15/42	274,014	55,552
•*Series 299 S1 5.088% 1/15/43	209,176	42,837
•*Series 326 S2 5.038% 3/15/44	144,105	28,557

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes
•Series 2014-DN4 M2 3.382% 10/25/24	38,377	$38,473
•Series 2015-DNA3 M2 3.832% 4/25/28	491,616	510,028
•Series 2015-HQA1 M2 3.632% 3/25/28	204,999	210,060
•Series 2016-DNA3 M2 2.982% 12/25/28	250,000	255,174
•Series 2016-DNA4 M2 2.282% 3/25/29	500,000	501,457
•Series 2016-HQA2 M2 3.232% 11/25/28	250,000	257,843
◆Freddie Mac Structured Pass Through Certificates Series T-58 2A 6.50% 9/25/43	70,392	81,448
GNMA
Series 2012-136 MX 2.00% 11/20/42	40,000	36,276
Series 2013-113 AZ 3.00% 8/20/43	276,109	261,947
Series 2013-113 LY 3.00% 5/20/43	29,000	28,582
Series 2015-64 GZ 2.00% 5/20/45	106,844	86,913
*Series 2015-74 CI 3.00% 10/16/39	218,706	27,755
Series 2015-133 AL 3.00% 5/20/45	294,000	287,321
*Series 2015-142 AI 4.00% 2/20/44	78,694	9,949
•*Series 2016-108 SK 5.072% 8/20/46	300,471	72,366
Series 2016-111 PB 2.50% 8/20/46	97,000	87,289
*Series 2016-116 GI 3.50% 11/20/44	374,839	64,704
*Series 2016-118 DI 3.50% 3/20/43	426,409	64,926
•*Series 2016-120 AS 5.122% 9/20/46	324,703	80,060
•*Series 2016-120 NS 5.122% 9/20/46	431,635	107,481
•*Series 2016-121 JS 5.122% 9/20/46	318,093	77,577
Series 2016-134 MW 3.00% 10/20/46	16,000	15,930
Series 2016-156 PB 2.00% 11/20/46	61,000	49,185
*Series 2016-160 GI 3.50% 11/20/46	255,605	58,723

LVIP Delaware Foundation® Conservative Allocation Fund–9

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
*Series 2016-163 MI 3.50% 11/20/46	209,604	$27,005
*Series 2016-163 XI 3.00% 10/20/46	302,511	39,877

Total Agency Collateralized Mortgage Obligations (Cost $6,754,899)		6,406,960

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.64%
Freddie Mac Multifamily Structured Pass Through Certificates
◆Series K719 A1 2.53% 12/25/21	71,835	72,411
◆Series K724 A2 3.062% 11/25/23	165,000	170,078
•◆Series KS03 A4 3.161% 5/25/25	150,000	151,317
FREMF Mortgage Trust
#•Series 2011-K10 B 144A 4.631% 11/25/49	60,000	63,701
#•Series 2011-K12 B 144A 4.345% 1/25/46	115,000	121,445
#•Series 2011-K14 B 144A 5.167% 2/25/47	70,000	76,515
#•Series 2011-K15 B 144A 4.949% 8/25/44	15,000	16,294
#•Series 2011-K704 144A 4.536% 10/25/30	110,000	113,140
#•Series 2012-K18 B 144A 4.256% 1/25/45	85,000	89,953
#•Series 2012-K22 B 144A 3.686% 8/25/45	150,000	154,205
#•Series 2012-K708 B 144A 3.752% 2/25/45	145,000	148,192
#•Series 2013-K32 B 144A 3.538% 10/25/46	110,000	109,968
#•Series 2013-K33 B 144A 3.502% 8/25/46	120,000	119,286
#•Series 2013-K712 B 144A 3.365% 5/25/45	80,000	81,604
#•Series 2013-K713 B 144A 3.166% 4/25/46	50,000	50,729
#•Series 2013-K713 C 144A 3.166% 4/25/46	165,000	165,441

Total Agency Commercial Mortgage-Backed Securities (Cost $1,712,763)		1,704,279

AGENCY MORTGAGE-BACKED SECURITIES–1.49%
Fannie Mae ARM
•2.91% 7/1/45	44,317	45,276

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae ARM (continued)
•3.076% 8/1/35	1,372	$1,448
•3.225% 3/1/44	122,431	126,865
Fannie Mae S.F. 30 yr
5.50% 11/1/34	5,939	6,650
5.50% 4/1/37	125,245	141,421
5.50% 8/1/37	22,572	25,278
5.50% 3/1/38	28,468	31,845
5.50% 6/1/39	61,963	69,354
5.50% 7/1/40	64,690	72,376
5.50% 5/1/44	1,393,058	1,558,976
6.00% 9/1/36	27,261	31,555
6.00% 12/1/36	6,264	7,133
6.00% 6/1/37	3,430	3,911
6.00% 9/1/38	18,617	21,293
6.00% 11/1/38	14,631	16,702
6.00% 10/1/39	214,054	245,080
6.00% 11/1/40	10,066	11,533
7.50% 6/1/31	8,861	10,748
Freddie Mac ARM
•2.553% 10/1/46	170,318	171,084
•2.929% 10/1/45	89,067	91,100
•3.105% 3/1/46	120,608	123,447
Freddie Mac S.F. 30 yr
5.00% 6/1/36	113,082	123,547
5.50% 3/1/34	7,511	8,445
5.50% 12/1/34	7,118	8,004
5.50% 12/1/35	7,542	8,478
5.50% 8/1/40	17,297	19,181
5.50% 6/1/41	77,102	86,122
6.00% 2/1/36	14,888	16,949
6.00% 3/1/36	19,647	22,377
6.00% 8/1/38	23,330	26,737
6.00% 5/1/40	36,438	41,453
6.50% 4/1/39	36,532	41,135
7.00% 11/1/33	1,271	1,465
GNMA I S.F. 30 yr
5.50% 2/15/41	51,398	57,497
7.00% 12/15/34	67,827	79,808
GNMA II S.F. 30 yr
5.50% 5/20/37	38,668	43,013
5.50% 4/20/40	34,975	38,239
6.00% 2/20/39	50,130	56,822
6.00% 10/20/39	163,609	182,712
6.00% 2/20/40	169,227	189,529
6.00% 4/20/46	56,136	62,814
6.50% 10/20/39	63,105	71,239

Total Agency Mortgage-Backed Securities (Cost $3,984,644)		3,998,641

LVIP Delaware Foundation® Conservative Allocation Fund–10

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BOND–0.00%
#Pacira Pharmaceuticals 144A 2.375% exercise price $66.89, maturity date 4/1/22	3,000	$3,122

Total Convertible Bond (Cost $3,000)		3,122

CORPORATE BONDS–37.28%
Aerospace & Defense–0.11%
Rockwell Collins 3.20% 3/15/24	150,000	150,060
United Technologies 3.75% 11/1/46	165,000	155,317

		305,377

Air Freight & Logistics–0.52%
#•AerCap Global Aviation Trust 144A 6.50% 6/15/45	400,000	419,500
Aviation Capital Group
#144A 2.875% 9/17/18	10,000	10,104
#144A 2.875% 1/20/22	500,000	497,095
#144A 4.875% 10/1/25	175,000	188,567
#Park Aerospace Holdings 144A 5.50% 2/15/24	262,000	273,135

		1,388,401

Airlines–0.25%
#◆Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27	102,973	103,617
◆American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26	88,539	88,982
◆American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27	111,507	109,416
◆American Airlines 2015-2 Class AA Pass Through Trust 3.60% 9/22/27	33,343	33,568
◆American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28	68,230	68,144
◆United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26	73,217	75,963
◆United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26	169,051	171,811
◆United Airlines 2016-1 Class AA Pass Through Trust 3.10% 7/7/28	10,000	9,850

		661,351

Auto Components–0.10%
#Allison Transmission 144A 5.00% 10/1/24	100,000	101,250

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Auto Components (continued)
Goodyear Tire & Rubber 5.00% 5/31/26		155,000	$159,263

			260,513

Automobiles–0.07%
Daimler 2.75% 12/10/18	NOK	580,000	69,404
General Motors 6.75% 4/1/46		100,000	117,632

			187,036

Banks–6.17%
#Banco Nacional de Costa Rica 144A 5.875% 4/25/21		200,000	203,750
Bank Nederlandse Gemeenten 3.50% 7/19/27	AUD	31,000	23,522
Bank of America
•3.124% 1/20/23		655,000	659,094
3.30% 8/5/21	AUD	30,000	22,850
•3.824% 1/20/28		215,000	215,797
4.183% 11/25/27		185,000	186,038
•4.443% 1/20/48		240,000	242,550
Barclays
4.337% 1/10/28		500,000	500,079
4.95% 1/10/47		200,000	200,558
•8.25% 12/29/49		400,000	421,388
BB&T 2.45% 1/15/20		185,000	186,961
#BBVA Bancomer 144A 6.50% 3/10/21		150,000	165,000
Branch Banking & Trust 2.85% 4/1/21		315,000	320,012
Capital One Financial 3.75% 3/9/27		125,000	124,501
Citigroup 3.75% 10/27/23	AUD	39,000	29,799
Citizens Bank 2.55% 5/13/21		250,000	248,822
Citizens Financial Group 4.30% 12/3/25		160,000	165,203
Compass Bank 3.875% 4/10/25		250,000	245,828
Cooperatieve Rabobank
2.50% 9/4/20	NOK	270,000	32,737
3.75% 7/21/26		250,000	244,296
#Export-Import Bank of India 144A 3.375% 8/5/26		300,000	287,330
Export-Import Bank of Korea 4.00% 6/7/27	AUD	20,000	15,214
Fifth Third Bancorp 2.875% 7/27/20		80,000	81,473
Fifth Third Bank 3.85% 3/15/26		460,000	464,539
Huntington Bancshares 2.30% 1/14/22		120,000	117,081
#ICICI Bank 144A 4.00% 3/18/26		200,000	199,514
ING Groep 3.95% 3/29/27		500,000	502,211
JPMorgan Chase & Co.
•3.782% 2/1/28		450,000	454,802

LVIP Delaware Foundation® Conservative Allocation Fund–11

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
4.25% 10/1/27		215,000	$220,737
•4.26% 2/22/48		345,000	344,874
•6.75% 8/29/49		165,000	182,119
JPMorgan Chase Bank 1.65% 9/23/19		250,000	248,792
KeyBank 6.95% 2/1/28		615,000	770,535
•KeyCorp 5.00% 12/29/49		275,000	272,937
Landwirtschaftliche Rentenbank 5.375% 4/23/24	NZD	88,000	67,389
Lloyds Banking Group
3.00% 1/11/22		200,000	199,076
•7.50% 4/30/49		200,000	212,020
PNC Bank
2.45% 11/5/20		250,000	251,209
2.625% 2/17/22		250,000	250,376
6.875% 4/1/18		740,000	775,891
•PNC Financial Services Group 5.00% 12/29/49		205,000	204,487
Popular 7.00% 7/1/19		295,000	309,381
Royal Bank of Scotland Group
3.875% 9/12/23		200,000	197,390
•8.625% 12/29/49		400,000	418,000
#Santander UK 144A 5.00% 11/7/23		200,000	209,072
Santander UK Group Holdings
3.125% 1/8/21		20,000	20,123
3.571% 1/10/23		400,000	400,508
SunTrust Bank 3.30% 5/15/26		200,000	194,572
SunTrust Banks 2.70% 1/27/22		100,000	99,723
SVB Financial Group 3.50% 1/29/25		200,000	195,807
#Swedbank 144A 2.65% 3/10/21		400,000	402,207
Toronto-Dominion Bank
2.125% 4/7/21		140,000	138,839
2.50% 12/14/20		130,000	131,253
•3.625% 9/15/31		200,000	196,177
U.S. Bancorp
2.375% 7/22/26		250,000	233,881
3.10% 4/27/26		240,000	236,232
•UBS Group 6.875% 12/29/49		305,000	314,565
UBS Group Funding Jersey
#144A 2.65% 2/1/22		200,000	196,294
#144A 3.00% 4/15/21		200,000	200,536
•USB Capital IX 3.50% 10/29/49		780,000	663,975
Wells Fargo & Co.
3.00% 7/27/21	AUD	47,000	35,378
3.069% 1/24/23		285,000	286,924
4.75% 12/7/46		175,000	179,213
Wells Fargo Bank 2.15% 12/6/19		300,000	301,127
Wells Fargo Capital X 5.95% 12/15/36		60,000	64,575

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
•Westpac Banking 4.322% 11/23/31	160,000	$161,998
Zions Bancorporation 4.50% 6/13/23	170,000	176,459

		16,525,600

Beverages–0.76%
Anheuser-Busch InBev Finance 3.65% 2/1/26	985,000	997,855
#Becle 144A 3.75% 5/13/25	350,000	343,603
#Heineken 144A 3.50% 1/29/28	75,000	75,146
Molson Coors Brewing
3.00% 7/15/26	175,000	166,746
4.20% 7/15/46	155,000	145,738
#Pernod Ricard 144A 4.45% 1/15/22	300,000	319,699

		2,048,787

Biotechnology–0.31%
Biogen 5.20% 9/15/45	175,000	189,913
Celgene
3.25% 8/15/22	405,000	412,261
4.625% 5/15/44	115,000	114,494
Gilead Sciences 4.15% 3/1/47	110,000	102,838

		819,506

Building Products–0.51%
#Boise Cascade 144A 5.625% 9/1/24	55,000	56,100
#Builders FirstSource 144A 5.625% 9/1/24	150,000	152,813
Fortune Brands Home & Security 3.00% 6/15/20	105,000	106,354
LafargeHolcim Finance US
#144A 3.50% 9/22/26	200,000	193,736
#144A 4.75% 9/22/46	200,000	201,003
Lennox International 3.00% 11/15/23	135,000	132,877
Masco 3.50% 4/1/21	230,000	235,200
#NCI Building Systems 144A 8.25% 1/15/23	80,000	87,200
U.S. Concrete
#144A 6.375% 6/1/24	175,000	182,000
6.375% 6/1/24	10,000	10,400

		1,357,683

Capital Markets–1.63%
Affiliated Managers Group 3.50% 8/1/25	175,000	172,248
Bank of New York Mellon
2.15% 2/24/20	45,000	45,203
2.20% 8/16/23	160,000	153,745
2.50% 4/15/21	355,000	356,129

LVIP Delaware Foundation® Conservative Allocation Fund–12

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Bank of New York Mellon (continued)
•3.442% 2/7/28		220,000	$221,949
•4.625% 12/29/49		255,000	245,437
BlackRock 3.20% 3/15/27		135,000	135,230
#Export Credit Bank of Turkey 144A 5.375% 2/8/21		200,000	201,698
Goldman Sachs Group
•3.08% 8/21/19	AUD	10,000	7,703
3.85% 1/26/27		320,000	322,157
5.15% 5/22/45		330,000	348,056
•HSBC Holdings 4.041% 3/13/28		200,000	202,411
Jefferies Group
6.45% 6/8/27		110,000	124,669
6.50% 1/20/43		60,000	65,296
Morgan Stanley
2.625% 11/17/21		195,000	193,924
3.95% 4/23/27		125,000	124,053
4.375% 1/22/47		465,000	467,270
5.00% 9/30/21	AUD	38,000	31,017
#Nationwide Building Society 144A 4.00% 9/14/26		500,000	485,000
State Street
2.55% 8/18/20		175,000	177,435
3.10% 5/15/23		110,000	110,889
3.55% 8/18/25		170,000	174,894

			4,366,413

Chemicals–1.35%
CF Industries 6.875% 5/1/18		315,000	329,175
Dow Chemical 8.55% 5/15/19		1,129,000	1,280,473
#Equate Petrochemical 144A 3.00% 3/3/22		200,000	195,820
#INVISTA Finance 144A 4.25% 10/15/19		215,000	221,987
LYB International Finance II 3.50% 3/2/27		285,000	280,268
#OCP 144A 4.50% 10/22/25		200,000	197,775
Olin 5.125% 9/15/27		140,000	142,716
PolyOne 5.25% 3/15/23		145,000	146,813
Potash Corp. of Saskatchewan 4.00% 12/15/26		150,000	153,866
#Westlake Chemical 144A 5.00% 8/15/46		340,000	350,465
#WR Grace & Co. 144A 5.625% 10/1/24		295,000	311,963

			3,611,321

Commercial Services & Supplies–0.90%
#Avis Budget Car Rental 144A 6.375% 4/1/24		155,000	155,969
ERAC USA Finance #144A 3.30% 12/1/26		265,000	254,363

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Services & Supplies (continued)
ERAC USA Finance (continued)
#144A 4.20% 11/1/46	5,000	$4,565
#Herc Rentals 144A 7.50% 6/1/22	84,000	89,670
#Live Nation Entertainment 144A 4.875% 11/1/24	170,000	170,425
#NES Rentals Holdings 144A 7.875% 5/1/18	125,000	126,101
#Nielsen Co. Luxembourg 144A 5.00% 2/1/25	210,000	209,737
Penske Truck Leasing
#144A 3.30% 4/1/21	150,000	152,183
#144A 3.40% 11/15/26	40,000	38,530
#144A 4.20% 4/1/27	290,000	295,857
#Prime Security Services Borrower 144A 9.25% 5/15/23	200,000	219,750
#ServiceMaster 144A 5.125% 11/15/24	200,000	205,500
#SMBC Aviation Capital Finance 144A 2.65% 7/15/21	200,000	194,895
#Transurban Finance 144A 3.375% 3/22/27	75,000	72,676
United Rentals North America
5.50% 7/15/25	151,000	156,096
5.875% 9/15/26	65,000	68,006

		2,414,323

Communications Equipment–0.07%
Cisco Systems 1.85% 9/20/21	180,000	176,638

		176,638

Computers & Peripherals–0.12%
Diamond 1 Finance
#144A 6.02% 6/15/26	115,000	125,590
#144A 8.10% 7/15/36	5,000	6,296
DXC Technology
#144A 4.25% 4/15/24	65,000	66,192
#144A 4.75% 4/15/27	125,000	127,734

		325,812

Construction Materials–0.23%
#Cemex 144A 7.75% 4/16/26	400,000	451,084
#Union Andina de Cementos 144A 5.875% 10/30/21	150,000	156,375

		607,459

Consumer Finance–0.85%
#BMW U.S. Capital 144A 3.30% 4/6/27	180,000	179,563
Daimler Finance North America
#144A 2.20% 10/30/21	150,000	146,806
#144A 3.45% 1/6/27	215,000	215,885
Ford Motor Credit 3.096% 5/4/23	200,000	195,398

LVIP Delaware Foundation® Conservative Allocation Fund–13

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Consumer Finance (continued)
Ford Motor Credit (continued)
4.389% 1/8/26	500,000	$511,604
General Motors Financial
3.70% 5/9/23	110,000	110,561
5.25% 3/1/26	450,000	484,331
Hyundai Capital America
#144A 2.125% 10/2/17	155,000	155,251
#144A 3.00% 3/18/21	110,000	110,475
Toyota Motor Credit 2.80% 7/13/22	155,000	156,204

		2,266,078

Containers & Packaging–0.35%
#Ardagh Packaging Finance 144A 6.00% 2/15/25	255,000	258,506
Ball 5.25% 7/1/25	140,000	148,750
#BWAY Holding 144A 5.50% 4/15/24	155,000	156,648
#CCL Industries 144A 3.25% 10/1/26	125,000	119,875
#Crown Americas 144A 4.25% 9/30/26	70,000	67,507
#Owens-Brockway Glass Container 144A 5.875% 8/15/23	165,000	174,900

		926,186

Diversified Financial Services–1.64%
AerCap Ireland Capital 3.95% 2/1/22	285,000	293,006
Air Lease
3.00% 9/15/23	185,000	181,046
3.625% 4/1/27	430,000	418,804
Berkshire Hathaway 2.75% 3/15/23	110,000	110,117
#CK Hutchison International 17 144A 3.50% 4/5/27	200,000	199,665
#•Credit Suisse Group 144A 6.25% 12/29/49	600,000	610,775
Credit Suisse Group Funding Guernsey 4.55% 4/17/26	730,000	755,889
•E*TRADE Financial 5.875% 12/29/49	210,000	217,350
International Lease Finance 8.625% 1/15/22	165,000	202,515
Lazard Group 3.625% 3/1/27	120,000	117,257
National Rural Utilities Cooperative Finance
2.70% 2/15/23	220,000	218,135
•4.75% 4/30/43	200,000	205,000
•5.25% 4/20/46	155,000	161,751
#Peachtree Corners Funding Trust 144A 3.976% 2/15/25	130,000	130,749

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
#SUAM Finance 144A 4.875% 4/17/24		100,000	$104,070
UBS Group Funding Switzerland
#144A 3.491% 5/23/23		200,000	201,526
#144A 4.253% 3/23/28		260,000	264,259

			4,391,914

Diversified Telecommunication Services–1.18%
AT&T 5.25% 3/1/37		665,000	680,003
Bell Canada 3.35% 3/22/23	CAD	53,000	41,703
CenturyLink
5.80% 3/15/22		185,000	191,475
6.75% 12/1/23		360,000	376,650
#Cincinnati Bell 144A 7.00% 7/15/24		140,000	147,175
#Digicel 144A 6.00% 4/15/21		200,000	182,750
#GTP Acquisition Partners I 144A 2.35% 6/15/20		100,000	98,843
SBA Tower Trust
#144A 2.24% 4/16/18		180,000	180,069
#144A 2.898% 10/15/19		90,000	90,280
Telefonica Emisiones 5.213% 3/8/47		600,000	609,667
Verizon Communications 5.25% 3/16/37		140,000	145,192
#Virgin Media Secured Finance 144A 5.25% 1/15/26		200,000	201,750
#Wind Acquisition Finance 144A 7.375% 4/23/21		200,000	208,500

			3,154,057

Electric Utilities–3.50%
#AES Andres 144A 7.95% 5/11/26		200,000	215,074
Berkshire Hathaway Energy 3.75% 11/15/23		310,000	324,441
ComEd Financing III 6.35% 3/15/33		220,000	235,273
Consumers Energy 3.25% 8/15/46		130,000	116,155
Dominion Resources 3.90% 10/1/25		360,000	367,195
DTE Energy
2.85% 10/1/26		160,000	150,015
3.30% 6/15/22		180,000	182,972
3.80% 3/15/27		75,000	76,211
Duke Energy
2.65% 9/1/26		440,000	410,796
4.80% 12/15/45		70,000	74,207
•Emera 6.75% 6/15/76		285,000	312,431
Emera U.S. Finance
3.55% 6/15/26		585,000	576,189
4.75% 6/15/46		190,000	192,473

LVIP Delaware Foundation® Conservative Allocation Fund–14

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
#•Enel 144A 8.75% 9/24/73	390,000	$449,475
Enel Americas 4.00% 10/25/26	95,000	94,022
#Enel Finance International 144A 6.00% 10/7/39	105,000	120,059
Entergy
2.95% 9/1/26	35,000	33,251
4.00% 7/15/22	440,000	461,413
Entergy Louisiana 4.95% 1/15/45	50,000	51,326
Entergy Mississippi 2.85% 6/1/28	155,000	147,639
Exelon
3.497% 6/1/22	150,000	151,560
3.95% 6/15/25	145,000	149,346
#Fortis 144A 3.055% 10/4/26	370,000	346,814
Great Plains Energy
3.90% 4/1/27	90,000	91,059
4.85% 6/1/21	95,000	101,458
Indiana Michigan Power
3.20% 3/15/23	125,000	126,449
4.55% 3/15/46	55,000	58,332
IPALCO Enterprises 5.00% 5/1/18	175,000	180,687
ITC Holdings 3.25% 6/30/26	165,000	160,604
Kansas City Power & Light 3.65% 8/15/25	275,000	276,563
LG&E & KU Energy 4.375% 10/1/21	395,000	417,438
#Massachusetts Electric 144A 4.004% 8/15/46	155,000	151,233
#Metropolitan Edison 144A 4.00% 4/15/25	125,000	126,261
MidAmerican Energy 4.25% 5/1/46	200,000	207,000
#New York State Electric & Gas 144A 3.25% 12/1/26	190,000	189,242
NextEra Energy Capital Holdings 3.625% 6/15/23	195,000	198,226
NV Energy 6.25% 11/15/20	195,000	219,190
#Pampa Energia 144A 7.50% 1/24/27	185,000	187,590
Pennsylvania Electric 5.20% 4/1/20	220,000	234,060
Public Service Co. of New Hampshire 3.50% 11/1/23	160,000	164,897
Public Service Co. of Oklahoma 5.15% 12/1/19	120,000	128,669
Southern
2.75% 6/15/20	240,000	242,219
3.25% 7/1/26	295,000	281,981
4.40% 7/1/46	205,000	196,726

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
#Trans-Allegheny Interstate Line 144A 3.85% 6/1/25	90,000	$92,344
Wisconsin Electric Power 4.30% 12/15/45	105,000	107,420

		9,377,985

Electronic Equipment, Instruments & Components–0.10%
#NXP 144A 4.625% 6/1/23	250,000	265,313

		265,313

Equity Real Estate Investment Trusts–1.70%
American Tower
4.00% 6/1/25	220,000	222,969
4.40% 2/15/26	100,000	103,632
#American Tower Trust I 144A 3.07% 3/15/23	270,000	269,478
CC Holdings GS V 3.849% 4/15/23	175,000	179,488
Corporate Office Properties
3.60% 5/15/23	175,000	170,329
5.25% 2/15/24	180,000	190,540
Crown Castle International 5.25% 1/15/23	165,000	180,280
CubeSmart 3.125% 9/1/26	175,000	164,707
DDR
7.50% 4/1/17	110,000	110,000
7.875% 9/1/20	190,000	219,934
Education Realty Operating Partnership 4.60% 12/1/24	185,000	186,703
Equinix 5.375% 5/15/27	170,000	175,950
#ESH Hospitality 144A 5.25% 5/1/25	270,000	272,867
GEO Group 5.125% 4/1/23	50,000	49,875
Hospitality Properties Trust 4.50% 3/15/25	180,000	180,963
Host Hotels & Resorts
3.75% 10/15/23	45,000	45,413
3.875% 4/1/24	40,000	40,364
4.50% 2/1/26	150,000	155,455
#Iron Mountain U.S. Holdings 144A 5.375% 6/1/26	300,000	300,750
Kite Realty Group 4.00% 10/1/26	60,000	57,610
LifeStorage 3.50% 7/1/26	130,000	124,629
MGM Growth Properties Operating Partnership 4.50% 9/1/26	140,000	136,500
Physicians Realty 4.30% 3/15/27	75,000	75,251
Realty Income 4.125% 10/15/26	140,000	144,554
Regency Centers 3.60% 2/1/27	85,000	84,508
#SBA Communications 144A 4.875% 9/1/24	165,000	163,317

LVIP Delaware Foundation® Conservative Allocation Fund–15

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Equity Real Estate Investment Trusts (continued)
#Trust F 144A 5.25% 1/30/26	200,000	$202,000
UDR 4.00% 10/1/25	55,000	56,200
Uniti Group 8.25% 10/15/23	110,000	116,600
WP Carey 4.60% 4/1/24	160,000	165,830

		4,546,696

Food & Staples Retailing–0.42%
#Albertsons 144A 5.75% 3/15/25	210,000	204,225
#Cencosud 144A 5.15% 2/12/25	200,000	208,790
KFC Holding
#144A 5.00% 6/1/24	64,000	65,520
#144A 5.25% 6/1/26	60,000	61,200
Kroger 4.45% 2/1/47	170,000	167,400
Walgreens Boots Alliance
3.10% 6/1/23	320,000	320,003
3.45% 6/1/26	110,000	107,763

		1,134,901

Food Products–0.35%
Aramark Services 5.125% 1/15/24	190,000	199,737
#ESAL 144A 6.25% 2/5/23	200,000	201,000
Lamb Weston Holdings
#144A 4.625% 11/1/24	65,000	66,463
#144A 4.875% 11/1/26	80,000	81,800
#Post Holdings 144A 5.00% 8/15/26	190,000	182,400
#Sigma Alimentos 144A 4.125% 5/2/26	200,000	196,000

		927,400

Gas Utilities–0.33%
AmeriGas Partners
5.50% 5/20/25	205,000	204,487
5.875% 8/20/26	240,000	240,000
Dominion Gas Holdings
4.60% 12/15/44	75,000	75,496
Southern Co. Gas Capital
3.25% 6/15/26	375,000	365,625

		885,608

Health Care Equipment & Supplies–0.34%
Abbott Laboratories 4.90% 11/30/46	235,000	244,387
#Hill-Rom Holdings 144A 5.75% 9/1/23	150,000	156,187
Thermo Fisher Scientific 3.00% 4/15/23	365,000	362,186
Zimmer Biomet Holdings 3.375% 11/30/21	140,000	141,779

		904,539

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services–0.27%
DaVita 5.00% 5/1/25	210,000	$211,050
HCA 5.375% 2/1/25	190,000	198,550
HealthSouth
5.125% 3/15/23	50,000	50,250
5.75% 9/15/25	80,000	80,300
New York and Presbyterian Hospital 4.063% 8/1/56	140,000	131,663
#Universal Health Services 144A 5.00% 6/1/26	40,000	41,300

		713,113

Hotels, Restaurants & Leisure–0.50%
Boyd Gaming 6.375% 4/1/26	250,000	268,125
#Hilton Worldwide Finance 144A 4.875% 4/1/27	180,000	182,250
Marriott International
3.75% 3/15/25	150,000	152,697
4.50% 10/1/34	35,000	35,477
MGM Resorts International 4.625% 9/1/26	155,000	151,125
#Penn National Gaming 144A 5.625% 1/15/27	440,000	437,800
Wyndham Worldwide 4.15% 4/1/24	105,000	106,051

		1,333,525

Household Durables–0.13%
Lennar 4.875% 12/15/23	175,000	179,813
PulteGroup 5.00% 1/15/27	175,000	175,656

		355,469

Household Products–0.17%
#ACCO Brands 144A 5.25% 12/15/24	80,000	80,600
#Scotts Miracle-Gro 144A 5.25% 12/15/26	215,000	218,225
Tempur Sealy International 5.50% 6/15/26	160,000	158,160

		456,985

Independent Power & Renewable Electricity Producers–0.12%
Calpine
#144A 5.25% 6/1/26	80,000	81,600
5.375% 1/15/23	125,000	126,725
Dynegy 6.75% 11/1/19	115,000	118,737

		327,062

Independent Power Producers & Energy Traders–0.08%
#Perusahaan Listrik Negara 144A 5.50% 11/22/21	210,000	228,648

		228,648

LVIP Delaware Foundation® Conservative Allocation Fund–16

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Industrial Conglomerates–0.29%
General Electric
2.10% 12/11/19		235,000	$237,308
4.25% 1/17/18	NZD	175,000	124,186
5.55% 5/4/20		150,000	166,012
6.00% 8/7/19		234,000	257,118

			784,624

Insurance–1.04%
Allstate 3.28% 12/15/26		655,000	658,966
•Manulife Financial 4.061% 2/24/32		200,000	200,776
MetLife
•5.25% 12/29/49		190,000	196,476
#144A 9.25% 4/8/38		400,000	553,500
#Principal Life Global Funding II 144A 3.00% 4/18/26		140,000	136,470
•Prudential Financial 5.375% 5/15/45		140,000	146,860
TIAA Asset Management Finance
#144A 2.95% 11/1/19		160,000	162,734
#144A 4.125% 11/1/24		335,000	341,922
#USI 144A 7.75% 1/15/21		40,000	40,725
XLIT
4.45% 3/31/25		110,000	111,502
5.50% 3/31/45		160,000	160,462
•6.50% 12/29/49		95,000	80,037

			2,790,430

Internet Software & Services–0.08%
Zayo Group
#144A 5.75% 1/15/27		70,000	74,011
6.00% 4/1/23		135,000	143,269

			217,280

IT Services–0.19%
Fidelity National Information Services 5.00% 10/15/25		125,000	136,185
First Data
#144A 5.75% 1/15/24		155,000	160,464
#144A 7.00% 12/1/23		192,000	206,400

			503,049

Machinery–0.45%
Crane
2.75% 12/15/18		35,000	35,574
4.45% 12/15/23		245,000	257,436
Parker-Hannifin 3.30% 11/21/24		15,000	15,278
Roper Technologies
2.80% 12/15/21		105,000	105,231
3.80% 12/15/26		90,000	90,573
Siemens Financieringsmaatschappij
#144A 1.70% 9/15/21		480,000	463,068

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Machinery (continued)
Siemens Financieringsmaatschappij (continued)
#144A 3.125% 3/16/24	250,000	$252,023

		1,219,183

Media–1.69%
21st Century Fox America 4.95% 10/15/45	185,000	192,211
#Cablevision 144A 6.50% 6/15/21	160,000	168,960
#CCO Holdings 144A 5.125% 5/1/23	205,000	211,663
Charter Communications Operating 4.908% 7/23/25	300,000	317,528
#Columbus Cable Barbados 144A 7.375% 3/30/21	290,000	310,663
Comcast 3.00% 2/1/24	240,000	240,117
#CSC Holdings 144A 5.50% 4/15/27	200,000	203,750
DISH DBS 7.75% 7/1/26	95,000	110,675
GLP Capital 5.375% 4/15/26	200,000	207,000
#Gray Television 144A 5.125% 10/15/24	90,000	89,100
Lamar Media 5.75% 2/1/26	90,000	96,637
#Midcontinent Communications 144A 6.875% 8/15/23	165,000	176,344
#Myriad International Holdings 144A 5.50% 7/21/25	200,000	208,200
#Nexstar Broadcasting 144A 5.625% 8/1/24	165,000	167,887
#Sinclair Television Group 144A 5.125% 2/15/27	190,000	184,300
#Sirius XM Radio 144A 5.375% 7/15/26	255,000	261,375
Time Warner Cable 7.30% 7/1/38	500,000	621,416
Tribune Media 5.875% 7/15/22	250,000	261,875
#Unitymedia 144A 6.125% 1/15/25	200,000	211,500
#VTR Finance 144A 6.875% 1/15/24	200,000	208,500
WPP Finance 2010 5.625% 11/15/43	65,000	69,521

		4,519,222

Metals & Mining–0.91%
ArcelorMittal 6.125% 6/1/25	130,000	144,950
Barrick North America Finance 5.75% 5/1/43	130,000	151,414
#•BHP Billiton Finance USA 144A 6.25% 10/19/75	600,000	651,150
#Cia Brasileira de Aluminio 144A 6.75% 4/5/21	120,000	130,200

LVIP Delaware Foundation® Conservative Allocation Fund–17

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Metals & Mining (continued)
#Freeport-McMoRan 144A 6.875% 2/15/23	170,000	$176,375
#Glencore Funding 144A 4.00% 3/27/27	95,000	93,979
#Hudbay Minerals 144A 7.625% 1/15/25	145,000	158,050
#MMC Norilsk Nickel OJSC via MMC Finance 144A 6.625% 10/14/22	200,000	225,784
Southern Copper 5.875% 4/23/45	130,000	135,452
#Steel Dynamics 144A 5.00% 12/15/26	170,000	172,550
Vale Overseas
5.875% 6/10/21	65,000	69,818
6.25% 8/10/26	105,000	114,319
#Vedanta Resources 144A 6.375% 7/30/22	200,000	201,500

		2,425,541

Multiline Retail–0.25%
Dollar General 3.875% 4/15/27	320,000	320,904
JC Penney 8.125% 10/1/19	145,000	157,325
Target 3.625% 4/15/46	220,000	199,075

		677,304

Multi-Utilities–0.54%
Ameren Illinois 9.75% 11/15/18	1,087,000	1,221,525
CMS Energy 6.25% 2/1/20	215,000	237,272

		1,458,797

Oil, Gas & Consumable Fuels–2.81%
Anadarko Petroleum
5.55% 3/15/26	80,000	88,937
6.60% 3/15/46	360,000	437,043
BP Capital Markets
3.216% 11/28/23	315,000	316,891
3.224% 4/14/24	80,000	80,154
#Cheniere Corpus Christi Holdings 144A 5.875% 3/31/25	75,000	78,469
CNOOC Finance 2015 Australia 2.625% 5/5/20	200,000	199,486
Ecopetrol
5.875% 9/18/23	50,000	54,313
7.375% 9/18/43	55,000	59,043
#Empresa Nacional del Petroleo 144A 4.75% 12/6/21	165,000	174,501
Enbridge
4.25% 12/1/26	90,000	92,052
•6.00% 1/15/77	45,000	45,619
Energy Transfer Equity 7.50% 10/15/20	145,000	162,400

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer Partners
6.125% 12/15/45	220,000	$236,192
9.70% 3/15/19	238,000	270,757
•Enterprise Products Operating 7.034% 1/15/68	40,000	41,636
Genesis Energy 6.75% 8/1/22	130,000	134,680
#Gulfport Energy 144A 6.00% 10/15/24	125,000	121,875
Kinder Morgan Energy Partners 5.80% 3/1/21	165,000	181,432
MPLX
4.875% 12/1/24	90,000	94,821
4.875% 6/1/25	100,000	104,920
Murphy Oil USA 6.00% 8/15/23	285,000	299,963
#Nabors Industries 144A 5.50% 1/15/23	121,000	124,101
Newfield Exploration 5.75% 1/30/22	90,000	95,963
Noble Energy 5.05% 11/15/44	150,000	153,958
Petrobras Global Finance
5.375% 1/27/21	85,000	87,465
6.75% 1/27/41	80,000	75,280
7.375% 1/17/27	125,000	132,463
Petroleos Mexicanos
#144A 6.50% 3/13/27	65,000	70,005
6.75% 9/21/47	65,000	66,099
Plains All American Pipeline 8.75% 5/1/19	435,000	490,861
QEP Resources 5.25% 5/1/23	180,000	177,370
#Raizen Fuels Finance 144A 5.30% 1/20/27	200,000	203,000
Regency Energy Partners 5.00% 10/1/22	155,000	165,013
Sabine Pass Liquefaction
#144A 5.00% 3/15/27	55,000	57,606
5.625% 4/15/23	275,000	298,718
5.75% 5/15/24	200,000	218,271
Shell International Finance
4.00% 5/10/46	105,000	100,762
4.375% 5/11/45	250,000	254,142
Southwestern Energy
4.10% 3/15/22	55,000	51,700
6.70% 1/23/25	25,000	24,750
Targa Resources Partners
#144A 5.125% 2/1/25	85,000	87,869
#144A 5.375% 2/1/27	95,000	98,800
#Tengizchevroil Finance Co. International 144A 4.00% 8/15/26	200,000	192,142
Tesoro Logistics 5.25% 1/15/25	160,000	167,800
Transcanada Trust
•5.30% 3/15/77	80,000	79,200

LVIP Delaware Foundation® Conservative Allocation Fund–18

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Transcanada Trust (continued)
•5.875% 8/15/76	105,000	$111,694
#Transocean Proteus 144A 6.25% 12/1/24	65,000	67,437
#Woodside Finance 144A 8.75% 3/1/19	380,000	425,275
YPF
#144A 8.50% 3/23/21	40,000	43,928
#•144A 23.854% 7/7/20	125,000	139,937

		7,536,793

Paper & Forest Products–0.46%
Georgia-Pacific 8.00% 1/15/24	520,000	667,077
International Paper 4.40% 8/15/47	475,000	450,227
#Suzano Trading 144A 5.875% 1/23/21	120,000	128,436

		1,245,740

Personal Products–0.02%
Revlon Consumer Products 6.25% 8/1/24	50,000	50,000

		50,000

Pharmaceuticals–0.61%
#Mallinckrodt International Finance 144A 5.50% 4/15/25	215,000	198,875
Mylan 3.95% 6/15/26	600,000	588,415
Pfizer 3.00% 12/15/26	205,000	203,234
Shire Acquisitions Investments Ireland
2.40% 9/23/21	215,000	210,472
2.875% 9/23/23	455,000	442,142

		1,643,138

Road & Rail–0.22%
Burlington Northern Santa Fe 4.70% 9/1/45	360,000	392,054
Union Pacific 3.00% 4/15/27	195,000	193,068

		585,122

Semiconductors & Semiconductor Equipment–0.37%
Applied Materials 4.35% 4/1/47	175,000	177,608
Broadcom
#144A 3.00% 1/15/22	165,000	164,972
#144A 3.625% 1/15/24	640,000	645,659

		988,239

Software–0.50%
CDK Global 5.00% 10/15/24	140,000	141,949
Microsoft
2.40% 2/6/22	50,000	50,334
2.875% 2/6/24	50,000	50,367
4.10% 2/6/37	100,000	103,413
4.25% 2/6/47	760,000	781,010

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Software (continued)
#Quintiles IMS 144A 5.00% 10/15/26	200,000	$201,250

		1,328,323

Specialty Retail–0.09%
Lowe’s 3.70% 4/15/46	270,000	251,565

		251,565

Technology Hardware, Storage & Peripherals–0.24%
Apple 3.45% 2/9/45	130,000	116,173
#Samsung Electronics America 144A 1.75% 4/10/17	415,000	415,017
#Western Digital 144A 7.375% 4/1/23	110,000	120,863

		652,053

Textiles, Apparel & Luxury Goods–0.14%
#Hanesbrands 144A 4.875% 5/15/26	275,000	271,563
Levi Strauss & Co. 5.00% 5/1/25	110,000	113,322

		384,885

Tobacco–0.26%
Altria Group 3.875% 9/16/46	530,000	493,397
Reynolds American 4.00% 6/12/22	205,000	215,413

		708,810

Trading Companies & Distributors–0.08%
#HD Supply 144A 5.75% 4/15/24	200,000	210,860

		210,860

Wireless Telecommunication Services–0.91%
#Crown Castle Towers 144A 4.883% 8/15/20	900,000	958,682
Deutsche Telekom International Finance
#144A 1.95% 9/19/21	315,000	304,611
#144A 2.485% 9/19/23	390,000	373,361
#144A 3.60% 1/19/27	150,000	149,650
#Millicom International Cellular 144A 6.00% 3/15/25	200,000	205,750
#Sprint Communications 144A 7.00% 3/1/20	115,000	125,637
T-Mobile USA 6.50% 1/15/26	100,000	109,750
#VimpelCom Holdings 144A 5.95% 2/13/23	200,000	213,500

		2,440,941

Total Corporate Bonds (Cost $99,178,583)		99,873,598

«LOAN AGREEMENTS–0.28%
Cablevision Tranche B 1st Lien 3.943% 10/11/24	438,900	438,764

LVIP Delaware Foundation® Conservative Allocation Fund–19

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

«LOAN AGREEMENTS (continued)
Republic of Angola (Unsecured) 7.57% 12/16/23	350,000	$304,500

Total Loan Agreements (Cost $790,941)		743,264

MUNICIPAL BONDS–0.64%
Bay Area Toll Authority (Build America Bonds) Series S3 6.907% 10/1/50	185,000	266,148
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	120,000	176,111
Commonwealth of Massachusetts Series C 5.00% 10/1/25	95,000	115,331
New Jersey Turnpike Authority
(Build America Bonds) Series A 7.102% 1/1/41	100,000	139,660
(Build America Bonds) Series F 7.414% 1/1/40	50,000	71,980
New York, New York
Series C 5.00% 8/1/26	35,000	41,949
Series C 5.00% 8/1/27	35,000	41,674
Oregon State Taxable Pension 5.892% 6/1/27	485,000	588,926
South Carolina Public Service Authority Series D 4.77% 12/1/45	60,000	56,523
Texas Water Development Board Water Implementation Revenue
5.00% 10/15/46	140,000	160,677
Series A 5.00% 10/15/45	50,000	56,950

Total Municipal Bonds (Cost $1,684,887)		1,715,929

NON-AGENCY ASSET-BACKED SECURITIES–2.72%
AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	40,413	41,140
Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	150,000	150,109
Series 2014-4 A2 1.43% 6/17/19	280,000	280,214
#•Avery Point III CLO Series 2013-3A A 144A 2.424% 1/18/25	250,000	249,895
Avis Budget Rental Car Funding AESOP
#Series 2013-1A A 144A 1.92% 9/20/19	190,000	189,971
#Series 2014-1A A 144A 2.46% 7/20/20	240,000	241,161
BA Credit Card Trust
•Series 2014-A2 A 1.182% 9/16/19	120,000	120,000

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
BA Credit Card Trust (continued)
•Series 2014-A3 A 1.202% 1/15/20	155,000	$155,142
#•Benefit Street Partners CLO IV Series 2014-IVA A1R 144A 2.515% 1/20/29	500,000	501,433
#•Cedar Funding III CLO Series 2014-3A A1 144A 2.582% 5/20/26	250,000	249,996
#•Cedar Funding VI CLO Series 2016-6A A1 144A 2.344% 10/20/28	250,000	250,524
•CNH Equipment Trust Series 2016-B A2B 1.312% 10/15/19	25,345	25,398
Discover Card Execution Note Trust
•Series 2014-A1 A1 1.342% 7/15/21	200,000	201,064
•Series 2017-A1 A1 1.402% 7/15/24	185,000	186,182
Ford Credit Auto Lease Trust Series 2015-A A3 1.13% 6/15/18	66,013	66,006
#Ford Credit Auto Owner Trust Series 2016-2 A 144A 2.03% 12/15/27	325,000	320,550
#•Golden Credit Card Trust Series 2014-2A A 144A 1.362% 3/15/21	100,000	100,247
#•GoldenTree Loan Management U.S. CLO 1 Series 2017-1A A 144A 2.404% 4/20/29	250,000	250,905
#HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44	242,250	221,774
#Hyundai Auto Lease Securitization Trust Series 2016-C A3 144A 1.49% 2/18/20	125,000	124,659
#•Magnetite IX Series 2014-9A A1 144A 2.458% 7/25/26	485,000	485,485
•Mercedes-Benz Auto Lease Trust Series 2016-A A2B 1.472% 7/16/18	61,711	61,771
#•Mercedes-Benz Master Owner Trust Series 2016-AA A 144A 1.492% 5/15/20	135,000	135,533
#•Navistar Financial Dealer Note Master Owner Trust II Series 2016-1 A 144A 2.332% 9/27/21	90,000	90,216
#•Neuberger Berman CLO XIX Series 2015-19A A1 144A 2.443% 7/15/27	250,000	249,995
#•Neuberger Berman CLO XVII Series 2014-17A A 144A 2.504% 8/4/25	250,000	249,941

LVIP Delaware Foundation® Conservative Allocation Fund–20

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Nissan Auto Lease Trust Series 2016-B A3 1.50% 7/15/19	100,000	$99,737
#•PFS Financing Series 2015-AA A 144A 1.532% 4/15/20	100,000	99,969
#•Shackleton V CLO Series 2014-5A A 144A 2.534% 5/7/26	250,000	249,916
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	155,000	155,109
Series 2015-2 A 1.60% 4/15/21	135,000	135,071
#•TIAA CLO II Series 2017-1A A 144A 2.49% 4/20/29	250,000	249,781
Towd Point Mortgage Trust
#•Series 2015-5 A1B 144A 2.75% 5/25/55	105,892	105,960
#•Series 2015-6 A1B 144A 2.75% 4/25/55	109,954	109,860
#•Series 2016-1 A1B 144A 2.75% 2/25/55	75,492	75,542
#•Series 2016-2 A1 144A 3.00% 8/25/55	83,175	83,446
#•Series 2016-3 A1 144A 2.25% 4/25/56	94,977	94,051
#•Venture CDO Series 2016-25A A1 144A 2.49% 4/20/29	100,000	100,326
#•Venture XXIV CLO Series 2016-24A A1D 144A 2.419% 10/20/28	205,000	205,272
#Verizon Owner Trust Series 2016-2A A 144A 1.68% 5/20/21	115,000	114,617
•Wells Fargo Dealer Floorplan Master Note Trust Series 2014-2 A 1.428% 10/20/19	200,000	200,135

Total Non-Agency Asset-Backed Securities (Cost $7,297,088)		7,278,103

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.79%
Bank of America Alternative Loan Trust Series 2005-6 7A1 5.50% 7/25/20	5,224	4,998
fCiticorp Residential Mortgage Securities Series 2006-3 A5 5.718% 11/25/36	400,000	406,689
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	73,757	73,402
JPMorgan Mortgage Trust Series 2006-S1 1A1 6.00% 4/25/36	94,584	96,702
#•Series 2014-2 B1 144A 3.423% 6/25/29	79,285	78,499
#•Series 2014-2 B2 144A 3.423% 6/25/29	79,285	77,673

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
JPMorgan Mortgage Trust (continued)
#•Series 2014-IVR6 2A4 144A 2.50% 7/25/44	100,000	$98,838
#•Series 2015-1 B1 144A 2.623% 12/25/44	196,634	194,874
#•Series 2015-4 B1 144A 3.628% 6/25/45	96,293	93,857
#•Series 2015-4 B2 144A 3.628% 6/25/45	96,293	92,260
#•Series 2015-5 B2 144A 2.874% 5/25/45	97,755	92,349
#•Series 2015-6 B1 144A 3.623% 10/25/45	96,276	94,488
#•Series 2015-6 B2 144A 3.623% 10/25/45	96,276	93,128
#•Series 2016-4 B1 144A 3.91% 10/25/46	99,170	100,000
#•Series 2016-4 B2 144A 3.91% 10/25/46	99,170	97,508
New Residential Mortgage Loan Trust
#•Series 2016-4A A1 144A 3.75% 11/25/56	92,751	94,689
#•Series 2017-1A A1 144A 4.00% 2/25/57	98,283	101,351
Sequoia Mortgage Trust
#•Series 2014-2 A4 144A 3.50% 7/25/44	74,302	73,995
#•Series 2015-1 B2 144A 3.876% 1/25/45	66,523	65,491
◆Structured Asset Securities Corporation Mortgage Pass Through Certificates Series 2004-20 2A1 5.50% 11/25/34	42,324	43,235
Wells Fargo Mortgage Backed Securities Trust Series 2006-2 3A1 5.75% 3/25/36	43,552	43,660

Total Non-Agency Collateralized Mortgage Obligations (Cost $2,062,576)		2,117,686

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–3.51%
•Banc of America Commercial Mortgage Trust Series 2007-4 AM 5.961% 2/10/51	130,000	131,257
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW18 A4 5.70% 6/11/50	84,786	85,800
CD Mortgage Trust Series 2016-CD2 A3 3.248% 11/10/49	200,000	200,855

LVIP Delaware Foundation® Conservative Allocation Fund–21

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CD Mortgage Trust (continued)
•Series 2016-CD2 A4 3.526% 11/10/49	105,000	$107,386
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.839% 12/10/54	90,000	92,634
Citigroup Commercial Mortgage Trust
•Series 2007-C6 AM 5.779% 12/10/49	100,000	101,206
Series 2014-GC25 A4 3.635% 10/10/47	195,000	201,189
Series 2015-GC27 A5 3.137% 2/10/48	215,000	214,258
Series 2016-P3 A4 3.329% 4/15/49	145,000	145,790
Series 2016-P5 A4 2.941% 10/10/49	130,000	126,378
COMM Mortgage Trust
#Series 2013-CR6 AM 144A 3.147% 3/10/46	145,000	145,195
#Series 2013-WWP A2 144A 3.424% 3/10/31	100,000	103,009
Series 2014-CR19 A5 3.796% 8/10/47	100,000	104,621
Series 2014-CR20 AM 3.938% 11/10/47	340,000	352,608
#Series 2015-3BP A 144A 3.178% 2/10/35	400,000	400,785
Series 2015-CR23 A4 3.497% 5/10/48	170,000	172,979
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	250,000	251,032
Series 2016-C3 A5 2.89% 9/10/49	160,000	155,352
#•DB-UBS Mortgage Trust Series 2011-LC1A C 144A 5.686% 11/10/46	300,000	329,255
GRACE Mortgage Trust
#Series 2014-GRCE A 144A 3.369% 6/10/28	1,190,000	1,232,497
#Series 2014-GRCE B 144A 3.52% 6/10/28	200,000	205,858
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.764% 7/10/48	105,000	109,343
Series 2017-GS5 A4 3.674% 3/10/50	210,000	217,096
#Houston Galleria Mall Trust Series 2015-HGLR A1A2 144A 3.087% 3/5/37	160,000	158,655

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C32 A5 3.598% 11/15/48	225,000	$230,476
Series 2015-C33 A4 3.77% 12/15/48	340,000	352,524
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.144% 6/15/49	275,000	272,697
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 E 5.525% 8/12/37	60,000	62,387
#•Series 2011-C5 C 144A 5.409% 8/15/46	100,000	106,308
Series 2013-LC11 B 3.499% 4/15/46	130,000	129,414
Series 2015-JP1 A5 3.914% 1/15/49	130,000	136,587
Series 2016-JP2 A4 2.822% 8/15/49	310,000	299,294
Series 2016-JP2 AS 3.056% 8/15/49	210,000	203,144
•Series 2016-JP3 B 3.397% 8/15/49	60,000	58,579
#Series 2016-WIKI A 144A 2.798% 10/5/31	75,000	75,469
#Series 2016-WIKI B 144A 3.201% 10/5/31	115,000	116,227
•LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39	165,699	146,435
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47	135,000	140,571
Series 2015-C23 A4 3.719% 7/15/50	440,000	455,899
Series 2015-C26 A5 3.531% 10/15/48	140,000	143,024
Series 2016-C29 A4 3.325% 5/15/49	130,000	130,658
•Morgan Stanley Capital I Trust Series 2006-HQ10 B 5.448% 11/12/41	205,000	204,798
Wells Fargo Commercial Mortgage Trust
•Series 2015-C30 XA 1.009% 9/15/58	1,142,272	71,492
Series 2015-NXS3 A4 3.617% 9/15/57	250,000	256,057
Series 2016-BNK1 A3 2.652% 8/15/49	205,000	195,399

LVIP Delaware Foundation® Conservative Allocation Fund–22

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust (continued)
•Series 2017-RB1 XA 1.446% 3/15/50		1,475,000	$144,331
WF-RBS Commercial Mortgage Trust Series 2012-C10 A3 2.875% 12/15/45		130,000	130,978

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $9,589,166)			9,407,786

ΔREGIONAL BONDS–0.09%
Australia–0.03%
New South Wales Treasury 4.00% 5/20/26	AUD	41,900	34,849
Queensland Treasury #144A 2.75% 8/20/27	AUD	63,000	46,181

			81,030

Canada–0.06%
Province of Ontario Canada 3.45% 6/2/45	CAD	37,000	29,046
Province of Quebec Canada 6.00% 10/1/29	CAD	118,000	119,076

			148,122

Total Regional Bonds (Cost $256,331)			229,152

ΔSOVEREIGN BONDS–2.84%
Argentina–0.11%
Argentine Bonos del Tesoro 15.50% 10/17/26	ARS	773,000	56,766
Argentine Republic Government International Bond
#144A 5.625% 1/26/22		95,000	97,399
#144A 7.125% 7/6/36		150,000	145,575

			299,740

Australia–0.01%
Australia Government Bond 3.75% 4/21/37	AUD	41,000	33,353

			33,353

Bahrain–0.08%
#Bahrain Government International Bond 144A 7.00% 10/12/28		200,000	209,159

			209,159

Bermuda–0.07%
#Bermuda Government International Bond 144A 3.717% 1/25/27		200,000	193,506

			193,506

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Brazil–0.04%
Brazil Notas do Tesouro Nacional Series F 10.00% 1/1/25	BRL	307,000	$98,311

			98,311

Canada–0.01%
Canadian Government Bond 2.75% 12/1/48	CAD	26,000	21,450

			21,450

Colombia–0.08%
Colombia Government International Bonds 5.00% 6/15/45		210,000	211,680

			211,680

Hungary–0.08%
Hungary Government International Bond 5.75% 11/22/23		200,000	226,399

			226,399

Indonesia–0.37%
Indonesia Treasury Bond
7.50% 8/15/32	IDR	2,641,000,000	201,480
8.375% 9/15/26	IDR	2,550,000,000	208,298
9.00% 3/15/29	IDR	4,633,000,000	386,339
#Perusahaan Penerbit SBSN Indonesia III 144A 4.15% 3/29/27		200,000	201,090

			997,207

Jamaica–0.04%
Jamaica Government International Bond 8.00% 3/15/39		100,000	115,063

			115,063

Mexico–0.54%
Mexican Bonos 5.75% 3/5/26	MXN	25,530,400	1,249,517
Mexico Government International Bond 4.35% 1/15/47		200,000	184,500

			1,434,017

New Zealand–0.10%
New Zealand Government Bond
2.75% 4/15/25	NZD	285,000	195,055
4.50% 4/15/27	NZD	86,000	67,019

			262,074

LVIP Delaware Foundation® Conservative Allocation Fund–23

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Nigeria–0.08%
#Nigeria Government International Bond 144A 7.875% 2/16/32		200,000	$209,120

			209,120

Peru–0.23%
Peruvian Government International Bond
#144A 6.90% 8/12/37	PEN	632,000	208,386
6.95% 8/12/31	PEN	1,256,000	415,622

			624,008

Poland–0.16%
Poland Government Bond
2.50% 7/25/26	PLN	1,487,000	349,411
3.25% 7/25/25	PLN	272,000	68,461

			417,872

Portugal–0.07%
#Portugal Government International Bond 144A 5.125% 10/15/24		195,000	189,417

			189,417

Republic of Korea–0.08%
Inflation Linked Korea Treasury Bond 1.125% 6/10/23	KRW	226,564,819	208,271

			208,271

South Africa–0.30%
South Africa Government Bond 8.00% 1/31/30	ZAR	11,771,000	796,924

			796,924

Sri Lanka–0.07%
#Sri Lanka Government International Bond 144A 6.125% 6/3/25		200,000	200,472

			200,472

Turkey–0.23%
Turkey Government Bond 8.00% 3/12/25	TRY	2,606,000	615,209

			615,209

Ukraine–0.05%
#Ukraine Government International Bond 144A 7.75% 9/1/22		150,000	144,394

			144,394

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
United Kingdom–0.04%
United Kingdom Gilt 3.50% 1/22/45	GBP	56,200	$97,226

			97,226

Total Sovereign Bonds (Cost $7,673,288)			7,604,872

SUPRANATIONAL BANKS–0.13%
International Bank for Reconstruction & Development
3.50% 1/22/21	NZD	415,000	295,403
4.625% 10/6/21	NZD	35,000	25,960
International Finance 3.625% 5/20/20	NZD	24,000	17,164

Total Supranational Banks (Cost $324,735)			338,527

U.S. TREASURY OBLIGATIONS–7.38%
U.S. Treasury Bond 2.875% 11/15/46		295,000	286,288
U.S. Treasury Inflation Index Note 0.125% 4/15/21		594,274	600,791
U.S. Treasury Notes
1.875% 1/31/22		375,000	374,231
2.00% 11/15/26		10,000	9,662
2.25% 2/15/27		18,750,000	18,513,056

Total U.S. Treasury Obligations (Cost $19,722,705)			19,784,028

		Number of Shares

RIGHT–0.00%
†B2W Cia Digital exercise price BRL 11.00, expiration date 4/25/17		17,571	7,970

Total Right (Cost $0)			7,970

LVIP Delaware Foundation® Conservative Allocation Fund–24

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Contracts	Value (U.S. $)

OPTIONS PURCHASED–0.00%
Futures Currency Call Options–0.00%
USD vs TWD strike price $32.50, expiration date 4/17/17	350,000	$1

Total Options Purchased (Cost $2,135)		1

	Number of Shares

MONEY MARKET FUND–0.01%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	19,933	19,933

Total Money Market Fund (Cost $19,933)		19,933

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS–0.99%
≠Discounted Commercial Paper–0.99%
DZ Bank New York 0.80% 4/3/17	1,405,000	$1,404,937
Westpac Banking 1.21% 8/4/17	1,250,000	1,244,792

Total Short-Term Investments (Cost $2,649,729)		2,649,729

TOTAL VALUE OF SECURITIES–98.60% (Cost $236,109,756)	264,143,958
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.40%	3,760,763

NET ASSETS APPLICABLE TO 19,174,065 SHARES OUTSTANDING–100.00%	$267,904,721

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2017, the aggregate value of Rule 144A securities was $47,368,174, which represents 17.68% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

†	Non-income producing for the period.

•	Variable rate security. The rate shown is the rate as of March 31, 2017. Interest rates reset periodically.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.

«

Includes $185,729 cash collateral held at broker and $44,477 foreign currencies collateral due to broker for futures contracts and $119,165 cash collateral held at broker for swap contracts as of March 31, 2017.

◆

PassThrough Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2017, the aggregate value of fair valued securities was $217,297, which represents 0.08% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.

«

Loan agreements generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at March 31, 2017.

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2017.

LVIP Delaware Foundation® Conservative Allocation Fund–25

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2017:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	CAD	(3,540)	USD	2,652	4/3/17	$(10)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
Interest Rate Contracts:
21	Australia 10 yr Bond	$ 1,554,750	$ 1,560,600	6/16/17	$5,850
(26)	Euro-O.A.T.	(4,093,558)	(4,078,419)	6/9/17	15,139
(32)	U.S. Treasury 10 yr Notes	(3,986,623)	(3,986,000)	6/22/17	623

Total					$21,612

Swap Contracts

Interest Rate Swap Contracts

Counterparty & Referenced Obligation	Notional Value[1]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Unrealized Appreciation (Depreciation)
CME-BAML 30 yr Interest Rate Swap	330,000	2.767%	(1.150%)	12/21/46	$(5,203)
LCH-BAML 30 yr Interest Rate Swap	165,000	2.716%	(1.150%)	12/22/46	(2,296)
LCH-BAML 30 yr Interest Rate Swap	115,000	2.480%	(1.150%)	1/11/47	4,282
LCH-BAML 30 yr Interest Rate Swap	80,000	2.596%	(1.150%)	1/23/47	955
LCH-BAML 30 yr Interest Rate Swap	80,000	2.623%	(1.150%)	1/24/47	492
LCH-BAML 30 yr Interest Rate Swap	80,000	2.661%	(1.150%)	1/27/47	(174)
LCH-BAML 30 yr Interest Rate Swap	130,000	2.687%	(1.150%)	1/30/47	(1,009)

Total					$(2,953)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

LVIP Delaware Foundation® Conservative Allocation Fund–26

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

Summary of Abbreviations:

ADR–American Depositary Receipt

ARM–Adjustable Rate Mortgage

ARS–Argentine Peso

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BB–Barclays Bank

BNYM–Bank of New York Mellon

BRL–Brazilian Real

CAD–Canadian Dollar

CLO–Collateralized Loan Obligation

CME–Chicago Mercantile Exchange

DB–Deutsche Bank

EAFE–Europe Australasia Far East

ETF–Exchange-Traded Fund

FREMF–Freddie Mac Multifamily

GBP–British Pound Sterling

GDR–Global Depositary Receipt

GNMA–Government National Mortgage Association

GS–Goldman Sachs

IDR–Indonesian Rupiah

IRS–Interest Rate Swap

IT–Information Technology

JPM–JPMorgan

KRW–South Korean Won

LB–Lehman Brothers

LCH–London Clearing House

MSCI–Morgan Stanley Capital International

MXN–Mexican Peso

NOK–Norwegian Krone

NZD–New Zealand Dollar

O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)

PEN–Peruvian Nuevo Sol

PLN–Polish Zloty

RBS–Royal Bank of Scotland

REIT–Real Estate Investment Trust

REMICs–Real Estate Mortgage Investment Conduits

S.F.–Single Family

TRY–Turkish Lira

USD–U.S. Dollar

WF–Wells Fargo

yr–Year

ZAR–South African Rand

See accompanying notes.

LVIP Delaware Foundation® Conservative Allocation Fund–27

LVIP Delaware Foundation® Conservative Allocation Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Foundation® Conservative Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities and exchange-traded funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities and credit default swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sales price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$236,109,756

Aggregate unrealized appreciation	$35,278,696
Aggregate unrealized depreciation	(7,244,494)

Net unrealized appreciation	$28,034,202

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

LVIP Delaware Foundation® Conservative Allocation Fund–28

LVIP Delaware Foundation® Conservative Allocation Fund

Notes (continued)

2. Investments (continued)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Common Stock
U.S. Markets
Aerospace & Defense	$1,466,918	$—	$—	$1,466,918
Air Freight & Logistics	331,519	—	—	331,519
Airlines	77,889	—	—	77,889
Auto Components	195,095	—	—	195,095
Automobiles	89,861	—	—	89,861
Banks	2,121,837	266,799	—	2,388,636
Beverages	115,216	—	—	115,216
Biotechnology	1,649,941	—	—	1,649,941
Building Products	222,269	—	—	222,269
Capital Markets	1,767,173	—	—	1,767,173
Chemicals	1,103,387	—	—	1,103,387
Commercial Services & Supplies	804,006	—	—	804,006
Communications Equipment	723,684	—	—	723,684
Construction & Engineering	197,649	—	—	197,649
Consumer Finance	123,057	—	—	123,057
Containers & Packaging	97,972	—	—	97,972
Diversified Telecommunication Services	1,339,317	—	—	1,339,317
Electric Utilities	501,543	—	—	501,543
Electrical Equipment	92,687	—	—	92,687
Electronic Equipment, Instruments & Components	130,635	—	—	130,635
Energy Equipment & Services	633,093	—	—	633,093
Equity Real Estate Investment Trusts	8,762,871	—	—	8,762,871
Food & Staples Retailing	788,185	—	—	788,185
Food Products	1,627,646	89,470	—	1,717,116
Gas Utilities	162,971	—	—	162,971
Health Care Equipment & Supplies	1,218,847	85,353	—	1,304,200
Health Care Providers & Services	1,950,190	—	—	1,950,190
Hotels, Restaurants & Leisure	539,268	—	—	539,268
Household Durables	142,736	—	—	142,736
Household Products	133,620	—	—	133,620
Industrial Conglomerates	336,906	—	—	336,906
Insurance	1,714,345	184,893	—	1,899,238
Internet & Direct Marketing Retail	694,549	—	—	694,549
Internet Software & Services	2,181,898	—	—	2,181,898
IT Services	1,495,529	—	—	1,495,529
Leisure Products	—	90,025	—	90,025
Life Sciences Tools & Services	355,967	—	—	355,967
Machinery	399,813	243,442	—	643,255
Media	864,000	—	—	864,000

LVIP Delaware Foundation® Conservative Allocation Fund–29

LVIP Delaware Foundation® Conservative Allocation Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Metals & Mining	$180,000	$—	$—	$180,000
Multiline Retail	140,088	—	—	140,088
Multi-Utilities	107,421	—	—	107,421
Oil, Gas & Consumable Fuels	2,610,630	—	—	2,610,630
Paper & Forest Products	172,239	—	—	172,239
Pharmaceuticals	2,373,640	—	—	2,373,640
Professional Services	649,553	—	—	649,553
Road & Rail	227,471	—	—	227,471
Semiconductors & Semiconductor Equipment	1,837,079	—	—	1,837,079
Software	2,643,661	491,946	—	3,135,607
Specialty Retail	828,740	—	—	828,740
Technology Hardware, Storage & Peripherals	373,516	—	—	373,516
Textiles, Apparel & Luxury Goods	189,991	—	—	189,991
Thrifts & Mortgage Finance	345,813	—	—	345,813
Trading Companies & Distributors	101,434	—	—	101,434
Developed Markets
Aerospace & Defense	412,748	—	—	412,748
Air Freight & Logistics	597,074	—	—	597,074
Auto Components	719,861	—	—	719,861
Automobiles	1,046,433	—	—	1,046,433
Banks	2,706,575	—	—	2,706,575
Beverages	757,873	—	—	757,873
Biotechnology	330,064	—	—	330,064
Construction & Engineering	696,090	—	—	696,090
Diversified Telecommunication Services	601,075	—	—	601,075
Food Products	272,921	—	—	272,921
Household Durables	428,965	—	—	428,965
Industrial Conglomerates	547,518	—	—	547,518
Insurance	534,531	—	—	534,531
IT Services	421,821	—	—	421,821
Life Sciences Tools & Services	86,098	—	—	86,098
Machinery	356,144	—	—	356,144
Media	181,005	—	—	181,005
Metals & Mining	586,558	—	—	586,558
Multi-Utilities	116,213	—	—	116,213
Oil, Gas & Consumable Fuels	723,243	—	—	723,243
Pharmaceuticals	1,671,893	—	—	1,671,893
Professional Services	419,092	—	—	419,092
Road & Rail	493,451	—	—	493,451
Semiconductors & Semiconductor Equipment	118,192	—	—	118,192
Software	390,749	—	—	390,749
Specialty Retail	405,178	—	—	405,178
Textiles, Apparel & Luxury Goods	974,209	—	—	974,209
Tobacco	867,364	—	—	867,364
Trading Companies & Distributors	861,862	—	—	861,862
Wireless Telecommunication Services	382,016	—	—	382,016
Emerging Markets
Air Freight & Logistics	3,731	—	—	3,731
Airlines	65,747	—	—	65,747
Automobiles	217,100	—	—	217,100
Banks	1,267,372	191,215	—	1,458,587
Beverages	340,433	392,665	—	733,098
Building Products	127,570	—	—	127,570

LVIP Delaware Foundation® Conservative Allocation Fund–30

LVIP Delaware Foundation® Conservative Allocation Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Chemicals	$164,446	$—	$—	$164,446
Construction Materials	356,546	—	—	356,546
Diversified Telecommunication Services	281,165	—	—	281,165
Electronic Equipment, Instruments & Components	242,116	—	—	242,116
Food & Staples Retailing	328,444	—	—	328,444
Food Products	542,659	154,144	—	696,803
Hotels, Restaurants & Leisure	—	107,870	—	107,870
Insurance	177,066	—	—	177,066
Internet & Direct Marketing Retail	162,195	215,800	—	377,995
Internet Software & Services	1,593,004	255,645	—	1,848,649
IT Services	74,100	—	—	74,100
Media	238,596	—	—	238,596
Metals & Mining	65,594	—	—	65,594
Multiline Retail	82,410	—	—	82,410
Oil, Gas & Consumable Fuels	1,665,297	156,298	—	1,821,595
Pharmaceuticals	77,813	—	—	77,813
Real Estate Management & Development	—	154,666	—	154,666
Road & Rail	9,926	—	—	9,926
Semiconductors & Semiconductor Equipment	735,930	—	—	735,930
Technology Hardware, Storage & Peripherals	769,990	—	—	769,990
Transportation Infrastructure	21,166	—	—	21,166
Wireless Telecommunication Services	1,544,797	—	—	1,544,797
Exchange-Traded Funds	16,390,144	—	—	16,390,144
Preferred Stock	—	992,609	—	992,609
Agency Collateralized Mortgage Obligations	—	6,406,960	—	6,406,960
Agency Commercial Mortgage-Backed Securities	—	1,704,279	—	1,704,279
Agency Mortgage-Backed Securities	—	3,998,641	—	3,998,641
Convertible Bond	—	3,122	—	3,122
Corporate Bonds	—	99,873,598	—	99,873,598
Loan Agreements	—	438,764	304,500	743,264
Municipal Bonds	—	1,715,929	—	1,715,929
Non-Agency Asset-Backed Securities	—	7,278,103	—	7,278,103
Non-Agency Collateralized Mortgage Obligations	—	2,117,686	—	2,117,686
Non-Agency Commercial Mortgage-Backed Securities	—	9,407,786	—	9,407,786
Regional Bonds	—	229,152	—	229,152
Sovereign Bonds	—	7,604,872	—	7,604,872
Supranational Banks	—	338,527	—	338,527
U.S. Treasury Obligations	—	19,784,028	—	19,784,028
Right	7,970	—	—	7,970
Options Purchased	1	—	—	1
Money Market Fund	19,933	—	—	19,933
Short-Term Investments	—	2,649,729	—	2,649,729

Total Investments	$96,215,442	$167,624,016	$304,500	$264,143,958

Derivatives:

Assets:
Futures Contracts	$21,612	$—	$—	$21,612

Swap Contracts	$—	$5,729	$—	$5,729

Liabilities:
Foreign Currency Exchange Contracts	$—	$(10)	$—	$(10)

Swap Contracts	$—	$(8,682)	$—	$(8,682)

LVIP Delaware Foundation® Conservative Allocation Fund–31

LVIP Delaware Foundation® Conservative Allocation Fund

Notes (continued)

2. Investments (continued)

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. International fair value pricing was not utilized at March 31, 2017. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

4. Subsequent Events

On December 6, 2016, the Fund’s Board approved a proposal to change the Fund’s name and sub-adviser. Effective May 1, 2017, the Fund’s name will be LVIP JPMorgan Retirement Income Fund and J.P. Morgan Investment Management, Inc. will replace Delaware Investments Fund Advisers and Jackson Square Partners, LLC as sub-adviser to the Fund.

Management has determined that no other material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Delaware Foundation® Conservative Allocation Fund–32

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–46.12%
U.S. MARKETS–28.66%
Aerospace & Defense–0.81%
†Esterline Technologies	255	$21,943
†KeyW Holding	2,360	22,278
†KLX	985	44,029
Lockheed Martin	170	45,492
Northrop Grumman	1,100	261,624
Raytheon	1,700	259,250
Rockwell Collins	350	34,006
United Technologies	670	75,181

		763,803

Air Freight & Logistics–0.19%
FedEx	614	119,822
†XPO Logistics	1,185	56,750

		176,572

Airlines–0.04%
†Hawaiian Holdings	235	10,916
Southwest Airlines	550	29,568

		40,484

Auto Components–0.11%
BorgWarner	1,080	45,133
Tenneco	930	58,051

		103,184

Automobiles–0.05%
Ford Motor	3,970	46,211

		46,211

Banks–1.32%
BB&T	5,300	236,910
Bryn Mawr Bank	695	27,453
Cardinal Financial	1,460	43,712
Citigroup	1,700	101,694
City Holding	820	52,874
CoBiz Financial	1,755	29,484
East West Bancorp	920	47,481
First Bancorp (North Carolina)	630	18,453
Flushing Financial	730	19,615
Great Western Bancorp	1,315	55,769
Hope Bancorp	2,485	47,637
Independent Bank (Massachusetts)	515	33,475
JPMorgan Chase & Co.	1,820	159,869
KeyCorp	4,320	76,810
Old National Bancorp	3,190	55,347
Prosperity Bancshares	835	58,208
Sterling Bancorp	2,840	67,308
Umpqua Holdings	3,005	53,309
Webster Financial	1,115	55,795

		1,241,203

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Beverages–0.06%
PepsiCo	510	$57,049

		57,049

Biotechnology–0.93%
AbbVie	480	31,277
†Acorda Therapeutics	885	18,585
†Alkermes	460	26,910
†Biogen	526	143,819
†Celgene	2,437	303,236
†Exact Sciences	930	21,967
Gilead Sciences	880	59,770
†Ligand Pharmaceuticals Class B	495	52,391
†Natera	830	7,362
†Repligen	785	27,632
†Retrophin	1,645	30,367
†Spectrum Pharmaceuticals	3,405	22,133
†TESARO	365	56,163
†Vanda Pharmaceuticals	2,325	32,550
†Vertex Pharmaceuticals	340	37,179

		871,341

Building Products–0.13%
AAON	1,785	63,100
†Continental Building Products	2,350	57,575

		120,675

Capital Markets–0.99%
Bank of New York Mellon	5,500	259,765
BlackRock	190	72,867
Charles Schwab	2,679	109,330
Evercore Partners Class A	510	39,729
Houlihan Lokey	990	34,105
Intercontinental Exchange	3,463	207,330
Invesco	1,950	59,729
Raymond James Financial	680	51,857
State Street	670	53,339
†Stifel Financial	905	45,422

		933,473

Chemicals–0.62%
†Axalta Coating Systems	1,890	60,858
Balchem	380	31,320
†Chemtura	610	20,374
Eastman Chemical	870	70,296
EI du Pont de Nemours & Co.	3,300	265,089
Minerals Technologies	895	68,557
Quaker Chemical	480	63,197

		579,691

Commercial Services & Supplies–0.44%
ABM Industries	1,185	51,666
†Casella Waste Systems	685	9,665

LVIP Delaware Foundation® Moderate Allocation Fund–1

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Commercial Services & Supplies (continued)
Tetra Tech	1,255	$51,267
U.S. Ecology	870	40,759
Waste Management	3,600	262,512

		415,869

Communications Equipment–0.40%
Cisco Systems	9,160	309,608
†NETGEAR	710	35,181
Plantronics	615	33,278

		378,067

Construction & Engineering–0.11%
Granite Construction	1,095	54,958
†MYR Group	1,120	45,920

		100,878

Consumer Finance–0.07%
Capital One Financial	740	64,128

		64,128

Containers & Packaging–0.05%
WestRock	983	51,145

		51,145

Diversified Telecommunication Services–0.75%
AT&T	9,820	408,021
ATN International	540	38,027
Verizon Communications	5,300	258,375

		704,423

Electric Utilities–0.28%
Edison International	3,300	262,713

		262,713

Electrical Equipment–0.05%
Eaton	670	49,681

		49,681

Electronic Equipment, Instruments & Components–0.07%
†Anixter International	525	41,633
†II-VI	705	25,415

		67,048

Energy Equipment & Services–0.36%
Halliburton	6,120	301,165
†Keane Group	655	9,367
†Pioneer Energy Services	1,895	7,580
†Superior Energy Services	1,195	17,041

		335,153

Equity Real Estate Investment Trusts–4.85%
American Campus Communities	725	34,503
American Tower	810	98,447
Apartment Investment & Management	1,350	59,873

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Equity Real Estate Investment Trusts (continued)
AvalonBay Communities	800	$146,880
Boston Properties	1,100	145,651
Brandywine Realty Trust	3,675	59,645
Camden Property Trust	175	14,081
Corporate Office Properties Trust	1,050	34,755
Cousins Properties	2,150	17,781
Crown Castle International	1,949	184,083
DCT Industrial Trust	925	44,511
DDR	1,975	24,747
Douglas Emmett	2,200	84,480
Duke Realty	4,525	118,872
EastGroup Properties	555	40,809
EPR Properties	845	62,217
Equinix	249	99,692
Equity LifeStyle Properties	550	42,383
Equity Residential	6,300	391,986
Essex Property Trust	425	98,400
Extra Space Storage	600	44,634
Federal Realty Investment Trust	275	36,713
First Industrial Realty Trust	4,095	109,050
First Potomac Realty Trust	1,275	13,107
GGP	4,725	109,525
Gramercy Property Trust	2,048	53,862
Healthcare Realty Trust	1,175	38,187
Healthcare Trust of America Class A	1,162	36,557
Highwoods Properties	1,175	57,728
Host Hotels & Resorts	7,325	136,685
Kilroy Realty	725	52,258
Kimco Realty	2,250	49,703
Kite Realty Group Trust	2,182	46,913
LaSalle Hotel Properties	1,775	51,386
Lexington Realty Trust	2,650	26,447
Liberty Property Trust	550	21,203
Life Storage	565	46,398
LTC Properties	275	13,173
Macerich	600	38,640
Mack-Cali Realty	1,700	45,798
Mid-America Apartment Communities	642	65,317
National Retail Properties	2,305	100,544
Parkway	281	5,589
Pebblebrook Hotel Trust	2,260	66,015
Prologis	3,000	155,640
PS Business Parks	475	54,511
Public Storage	550	120,401
Ramco-Gershenson Properties Trust	4,760	66,735
Regency Centers	1,467	97,394
RLJ Lodging Trust	1,450	34,089
Sabra Health Care REIT	600	16,758
Simon Property Group	1,975	339,759
SL Green Realty	900	95,958
Spirit Realty Capital	3,400	34,442

LVIP Delaware Foundation® Moderate Allocation Fund–2

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Equity Real Estate Investment Trusts (continued)
Tanger Factory Outlet Centers	1,325	$43,420
Taubman Centers	350	23,107
UDR	2,075	75,239
Urban Edge Properties	712	18,726
Ventas	1,975	128,454
VEREIT	2,200	18,678
Vornado Realty Trust	1,175	117,864
Welltower	600	42,492

		4,552,895

Food & Staples Retailing–0.45%
Casey’s General Stores	350	39,287
CVS Health	4,170	327,345
Walgreens Boots Alliance	620	51,491

		418,123

Food Products–0.96%
Archer-Daniels-Midland	5,700	262,428
General Mills	640	37,766
J&J Snack Foods	339	45,955
Kraft Heinz	2,833	257,265
Mondelez International	6,000	258,480
Pinnacle Foods	660	38,194

		900,088

Gas Utilities–0.09%
South Jersey Industries	1,140	40,641
Spire	690	46,575

		87,216

Health Care Equipment & Supplies–0.73%
Abbott Laboratories	7,110	315,755
CONMED	1,100	48,851
†CryoLife	1,920	31,968
DENTSPLY SIRONA	1,721	107,459
†Edwards Lifesciences	460	43,272
†Merit Medical Systems	1,655	47,829
†Quidel	1,965	44,488
†Wright Medical Group	1,365	42,479

		682,101

Health Care Providers & Services–1.10%
†Air Methods	855	36,765
†Brookdale Senior Living	4,775	64,128
Cardinal Health	3,200	260,960
Cigna	510	74,710
†Express Scripts Holding	4,590	302,527
HealthSouth	865	37,031
Quest Diagnostics	2,600	255,294

		1,031,415

Hotels, Restaurants & Leisure–0.30%
Aramark	1,070	39,451

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Hotels, Restaurants & Leisure (continued)
Cheesecake Factory	570	$36,115
†Chuy’s Holdings	620	18,476
†Del Frisco’s Restaurant Group	2,275	41,064
†Fiesta Restaurant Group	680	16,456
Jack in the Box	560	56,963
Starbucks	1,320	77,075

		285,600

Household Durables–0.08%
Newell Brands	1,499	70,708

		70,708

Household Products–0.08%
Kimberly-Clark	270	35,540
Procter & Gamble	390	35,041

		70,581

Industrial Conglomerates–0.19%
General Electric	4,430	132,014
Honeywell International	360	44,953

		176,967

Insurance–1.05%
Aflac	1,210	87,628
Allstate	3,200	260,768
American Equity Investment Life Holding	1,630	38,517
Infinity Property & Casualty	435	41,543
Marsh & McLennan	3,500	258,615
Primerica	740	60,828
Prudential Financial	540	57,607
Reinsurance Group of America	230	29,205
Selective Insurance Group	1,180	55,637
Travelers	370	44,600
United Fire Group	405	17,322
Validus Holdings	600	33,834

		986,104

Internet & Direct Marketing Retail–0.39%
†Amazon.com	90	79,789
†Liberty Interactive Corp. QVC Group Class A	7,388	147,908
†Shutterfly	730	35,252
†TripAdvisor	2,324	100,304

		363,253

Internet Software & Services–1.23%
†Alphabet Class A	378	320,468
†Alphabet Class C	145	120,286
†eBay	5,276	177,115
†Facebook Class A	2,338	332,113
†GrubHub	915	30,094
j2 Global	830	69,645

LVIP Delaware Foundation® Moderate Allocation Fund–3

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Internet Software & Services (continued)
†Q2 Holdings	840	$29,274
†Yahoo	1,600	74,256

		1,153,251

IT Services–0.85%
Accenture Class A	510	61,139
Convergys	2,015	42,617
†ExlService Holdings	1,100	52,096
Mastercard Class A	1,640	184,451
†PayPal Holdings	5,214	224,306
Visa Class A	2,603	231,329

		795,938

Leisure Products–0.05%
†Malibu Boats Class A	2,035	45,686

		45,686

Life Sciences Tools & Services–0.20%
†Quintiles IMS Holdings	1,618	130,281
Thermo Fisher Scientific	380	58,368

		188,649

Machinery–0.36%
Barnes Group	1,330	68,282
Columbus McKinnon	1,545	38,347
ESCO Technologies	1,145	66,525
Federal Signal	1,780	24,582
Kadant	980	58,163
Parker-Hannifin	500	80,160

		336,059

Media–0.48%
=Century Communications	5,000	0
Cinemark Holdings	1,200	53,208
Comcast Class A	2,150	80,819
†Liberty Global Class A	796	28,553
†Liberty Global Class C	2,986	104,629
National CineMedia	2,050	25,891
Walt Disney	1,400	158,746

		451,846

Metals & Mining–0.10%
Kaiser Aluminum	520	41,548
Worthington Industries	1,160	52,304

		93,852

Multiline Retail–0.08%
Dollar General	1,067	74,402

		74,402

Multi-Utilities–0.06%
NorthWestern	910	53,417

		53,417

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Oil, Gas & Consumable Fuels–1.45%
†Carrizo Oil & Gas	1,390	$39,837
Chevron	3,370	361,837
ConocoPhillips	5,500	274,285
EOG Resources	520	50,726
Marathon Oil	9,900	156,420
Occidental Petroleum	4,590	290,822
†PDC Energy	635	39,592
Pioneer Natural Resources	410	76,354
†RSP Permian	980	40,601
†SRC Energy	4,095	34,562

		1,365,036

Paper & Forest Products–0.09%
†Boise Cascade	1,300	34,710
Neenah Paper	720	53,784

		88,494

Pharmaceuticals–1.32%
Allergan	508	121,371
†Catalent	1,830	51,826
Eli Lilly & Co.	660	55,513
Johnson & Johnson	2,670	332,549
†Medicines	990	48,411
Merck & Co.	5,140	326,596
Pfizer	7,543	258,046
†Prestige Brands Holdings	816	45,337

		1,239,649

Professional Services–0.36%
Kforce	1,615	38,356
Nielsen Holdings	3,118	128,805
†On Assignment	1,210	58,721
†TransUnion	860	32,981
†TriNet Group	1,290	37,281
†WageWorks	598	43,235

		339,379

Road & Rail–0.13%
†Swift Transportation	1,565	32,145
Union Pacific	850	90,032

		122,177

Semiconductors & Semiconductor Equipment–1.01%
Analog Devices	420	34,419
Broadcom	380	83,205
Brooks Automation	1,500	33,600
Intel	9,810	353,847
†MACOM Technology Solutions Holdings	920	44,439
Maxim Integrated Products	970	43,611
†MaxLinear Class A	1,865	52,313
†Microsemi	1,280	65,958

LVIP Delaware Foundation® Moderate Allocation Fund–4

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM	1,998	$114,565
†Semtech	1,645	55,601
†Silicon Laboratories	490	36,039
†Synaptics	690	34,162

		951,759

Software–1.76%
†Adobe Systems	730	94,995
CA	8,266	262,198
†Callidus Software	2,480	52,948
†Electronic Arts	1,568	140,367
†Guidewire Software	240	13,519
Intuit	686	79,569
Microsoft	5,976	393,579
Oracle	5,700	254,277
†Proofpoint	770	57,257
†salesforce.com	970	80,015
SS&C Technologies Holdings	1,010	35,754
Symantec	4,326	132,722
†Tyler Technologies	330	51,005

		1,648,205

Specialty Retail–0.46%
†Five Below	875	37,896
Home Depot	660	96,908
Lowe’s	3,200	263,072
Tractor Supply	520	35,864

		433,740

Technology Hardware, Storage & Peripherals–0.21%
Apple	1,340	192,504

		192,504

Textiles, Apparel & Luxury Goods–0.11%
NIKE Class B	860	47,928
†Steven Madden	1,446	55,724

		103,652

Thrifts & Mortgage Finance–0.19%
†Essent Group	1,500	54,255
†MGIC Investment	7,735	78,356
WSFS Financial	1,025	47,099

		179,710

Trading Companies & Distributors–0.06%
Applied Industrial Technologies	855	52,882

		52,882

Total U.S. Markets (Cost $17,499,217)		26,898,129

§DEVELOPED MARKETS–10.42%
Aerospace & Defense–0.23%
†Leonardo	3,814	54,074

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Aerospace & Defense (continued)
Meggitt	29,115	$162,437

		216,511

Air Freight & Logistics–0.34%
Deutsche Post	9,330	319,549

		319,549

Auto Components–0.41%
Sumitomo Rubber Industries	13,900	236,848
Valeo	2,186	145,588

		382,436

Automobiles–0.59%
Bayerische Motoren Werke	2,597	236,904
Toyota Motor	5,900	320,199

		557,103

Banks–1.51%
ING Groep	16,502	249,453
Mitsubishi UFJ Financial Group	61,600	387,151
Nordea Bank	29,664	338,661
†Standard Chartered	25,918	247,766
UniCredit	12,489	192,521

		1,415,552

Beverages–0.42%
Carlsberg Class B	2,365	218,404
Coca-Cola Amatil	21,588	178,457

		396,861

Biotechnology–0.18%
Shire	2,960	172,857

		172,857

Construction & Engineering–0.38%
Vinci	4,508	357,319

		357,319

Diversified Telecommunication Services–0.34%
Nippon Telegraph & Telephone	7,448	317,910

		317,910

Food Products–0.15%
†Aryzta	4,457	143,056

		143,056

Household Durables–0.24%
Techtronic Industries	55,500	224,599

		224,599

Industrial Conglomerates–0.30%
Koninklijke Philips	8,805	283,016

		283,016

LVIP Delaware Foundation® Moderate Allocation Fund–5

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Insurance–0.30%
AXA	10,866	$281,160

		281,160

IT Services–0.24%
†CGI Group Class A	3,965	189,984
†InterXion Holding	815	32,241

		222,225

Life Sciences Tools & Services–0.05%
†ICON	560	44,643

		44,643

Machinery–0.20%
MINEBEA MITSUMI	14,100	188,076

		188,076

Media–0.10%
Publicis Groupe	1,361	95,115

		95,115

Metals & Mining–0.32%
Alamos Gold	9,339	75,001
†Anglo American ADR	2,300	17,503
Rio Tinto	4,337	174,399
Yamana Gold	12,426	34,292

		301,195

Multi-Utilities–0.07%
National Grid	4,844	61,510

		61,510

Oil, Gas & Consumable Fuels–0.41%
Suncor Energy	5,600	171,935
TOTAL	4,196	212,243

		384,178

Pharmaceuticals–0.93%
Novartis	3,984	295,722
Sanofi	4,172	376,617
Teva Pharmaceutical Industries ADR	6,200	198,958

		871,297

Professional Services–0.23%
Teleperformance	2,033	219,591

		219,591

Road & Rail–0.28%
East Japan Railway	3,066	266,970

		266,970

Semiconductors & Semiconductor Equipment–0.07%
†ASML Holding (New York Shares)	473	62,814

		62,814

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Software–0.22%
Playtech	17,514	$204,292

		204,292

Specialty Retail–0.22%
Nitori Holdings	1,640	207,265

		207,265

Textiles, Apparel & Luxury Goods–0.55%
Kering	800	206,917
Yue Yuen Industrial Holdings	77,500	304,655

		511,572

Tobacco–0.48%
Imperial Brands	4,102	198,740
Japan Tobacco	7,600	246,985

		445,725

Trading Companies & Distributors–0.45%
ITOCHU	22,014	312,424
Rexel	6,130	111,302

		423,726

Wireless Telecommunication Services–0.21%
Tele2 Class B	21,037	200,847

		200,847

Total Developed Markets (Cost $7,669,031)		9,778,970

×EMERGING MARKETS–7.04%
Air Freight & Logistics–0.00%
†ZTO Express Cayman ADR	171	2,238

		2,238

Airlines–0.04%
†Gol Linhas Aereas Inteligentes ADR	1,320	34,980

		34,980

Automobiles–0.12%
Astra International	119,900	77,606
Hyundai Motor	241	33,942

		111,548

Banks–0.83%
Akbank	39,886	93,612
Banco Bradesco ADR	7,900	80,896
Bangkok Bank	10,230	54,034
Grupo Financiero Banorte	11,800	67,905
Grupo Financiero Santander Mexico Class B ADR	6,900	62,307
ICICI Bank ADR	12,800	110,080
Industrial & Commercial Bank of China	40,001	26,147
Itau Unibanco Holding ADR	9,457	114,146

LVIP Delaware Foundation® Moderate Allocation Fund–6

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Banks (continued)
†KB Financial Group ADR	1,578	$69,385
=Sberbank of Russia	34,743	98,653

		777,165

Beverages–0.41%
Anadolu Efes Biracilik Ve Malt Sanayii	5,703	31,085
Cia Cervecerias Unidas ADR	2,000	50,540
Coca-Cola Femsa ADR	1,949	139,743
Fomento Economico Mexicano ADR	1,100	97,372
Lotte Chilsung Beverage	49	62,000

		380,740

Building Products–0.07%
KCC	208	65,843

		65,843

Chemicals–0.09%
Braskem ADR	2,400	48,840
Sociedad Quimica y Minera de Chile ADR	1,000	34,370

		83,210

Construction Materials–0.20%
†Cemex ADR	6,606	59,917
†Cemex Latam Holdings	3,890	14,342
UltraTech Cement	1,827	112,114

		186,373

Diversified Telecommunication Services–0.16%
LG Uplus	3,269	41,802
Telefonica Brasil ADR	7,480	111,078

		152,880

Electronic Equipment, Instruments & Components–0.13%
Hon Hai Precision Industry	26,566	79,673
Samsung SDI	359	44,301

		123,974

Food & Staples Retailing–0.18%
Cia Brasileira de Distribuicao ADR	2,500	48,000
Wal-Mart de Mexico	16,059	37,055
†X5 Retail Group GDR	2,523	84,899

		169,954

Food Products–0.40%
BRF ADR	4,440	54,390
China Mengniu Dairy	27,000	55,935
JBS	5,300	17,370
Lotte Confectionery	560	96,146
Tingyi Cayman Islands Holding	54,000	67,817
Uni-President China Holdings	113,600	79,958

		371,616

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Hotels, Restaurants & Leisure–0.06%
†Arcos Dorados Holdings	6,800	$54,740

		54,740

Insurance–0.10%
Samsung Life Insurance	948	91,977

		91,977

Internet & Direct Marketing Retail–0.21%
†B2W Cia Digital	28,099	110,849
†Ctrip.com International ADR	1,700	83,555

		194,404

Internet Software & Services–0.98%
†Alibaba Group Holding ADR	1,900	204,877
†Baidu ADR	1,050	181,146
†SINA	2,050	147,846
†Sohu.com	3,500	137,655
Tencent Holdings	8,400	240,818
†Weibo ADR	190	9,914

		922,256

IT Services–0.04%
†WNS Holdings ADR	1,385	39,625

		39,625

Media–0.13%
Grupo Televisa ADR	4,800	124,512

		124,512

Metals & Mining–0.03%
Cia de Minas Buenaventura ADR	2,100	25,284
†Impala Platinum Holdings	1,965	6,623

		31,907

Multiline Retail–0.05%
Woolworths Holdings	9,032	47,064

		47,064

Oil, Gas & Consumable Fuels–1.02%
Cairn India	8,045	37,893
China Petroleum & Chemical	66,750	54,111
Gazprom ADR	19,622	87,710
LUKOIL ADR	1,500	79,590
†Petroleo Brasileiro ADR	10,800	104,652
PTT-Foreign	7,324	82,485
#Reliance Industries GDR 144A	11,335	456,801
Rosneft Oil GDR	9,900	56,331

		959,573

Pharmaceuticals–0.04%
Hypermarcas	4,200	38,906

		38,906

LVIP Delaware Foundation® Moderate Allocation Fund–7

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Real Estate Management & Development–0.08%
#=Etalon Group GDR 144A	3,000	$11,340
†IRSA Inversiones y Representaciones ADR	1,600	39,216
UEM Sunrise	99,106	28,441

		78,997

Road & Rail–0.01%
†Rumo	2,163	5,914

		5,914

Semiconductors & Semiconductor Equipment–0.38%
MediaTek	15,000	106,287
Taiwan Semiconductor Manufacturing	20,204	125,848
Taiwan Semiconductor Manufacturing ADR	3,700	121,508

		353,643

Technology Hardware, Storage & Peripherals–0.42%
Samsung Electronics	215	396,048

		396,048

Wireless Telecommunication Services–0.86%
America Movil ADR	6,273	88,888
China Mobile	14,298	156,475
China Mobile ADR	200	11,046
Mobile TeleSystems ADR	3,100	34,193
SK Telecom ADR	11,400	287,052
TIM Participacoes ADR	8,200	131,036
†Turkcell Iletisim Hizmetleri ADR	4,400	36,432
VEON ADR	7,600	31,008
Vodacom Group	2,695	30,533

		806,663

Total Emerging Markets (Cost $5,615,378)		6,606,750

Total Common Stock (Cost $30,783,626)		43,283,849

EXCHANGE-TRADED FUNDS–9.19%
iShares MSCI EAFE ETF	23,505	1,464,126
iShares MSCI EAFE Growth ETF	48,945	3,401,188
iShares Russell 1000 Growth ETF	12,650	1,439,570
Vanguard FTSE Developed Markets ETF	49,375	1,940,437
Vanguard Mega Cap Growth ETF	1,795	171,799
Vanguard Russell 1000 Growth ETF	1,760	205,392

Total Exchange-Traded Funds (Cost $6,785,052)		8,622,512

	Number of Shares	Value (U.S. $)

PREFERRED STOCK–0.26%
•Bank of America 6.50%	55,000	$60,087
•General Electric 5.00%	123,000	129,919
•Integrys Holding 6.00%	1,900	49,614

Total Preferred Stock (Cost $230,451)		239,620

	Principal Amount°

AGENCY ASSET-BACKED SECURITY–0.00%
•Fannie Mae REMIC Trust Series 2002-W11 AV1 1.322% 11/25/32	152	149

Total Agency Asset-Backed Security (Cost $152)		149

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.71%
Fannie Mae REMIC Trust Series 2004-W11 1A2 6.50% 5/25/44	7,040	8,127
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	2,793	3,240
Series 2005-70 PA 5.50% 8/25/35	3,095	3,460
•*Series 2008-15 SB 5.618% 8/25/36	22,303	4,236
Series 2010-41 PN 4.50% 4/25/40	40,000	43,168
Series 2010-43 HJ 5.50% 5/25/40	4,191	4,677
•*Series 2010-129 SM 5.018% 11/25/40	45,131	7,317
*Series 2012-98 MI 3.00% 8/25/31	65,277	7,372
•*Series 2012-122 SD 5.118% 11/25/42	129,079	26,519
*Series 2013-7 EI 3.00% 10/25/40	63,402	8,535
*Series 2013-26 ID 3.00% 4/25/33	63,150	8,859
*Series 2013-38 AI 3.00% 4/25/33	58,721	7,946
*Series 2013-43 IX 4.00% 5/25/43	184,178	43,501
*Series 2013-44 DI 3.00% 5/25/33	125,186	19,969
*Series 2013-55 AI 3.00% 6/25/33	75,882	10,980
Series 2014-36 ZE 3.00% 6/25/44	34,835	31,825

LVIP Delaware Foundation® Moderate Allocation Fund–8

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
•*Series 2014-68 BS 5.168% 11/25/44	68,671	$13,444
•*Series 2014-90 SA 5.168% 1/25/45	176,419	35,515
•*Series 2015-27 SA 5.468% 5/25/45	74,782	15,909
Series 2015-44 Z 3.00% 9/25/43	64,284	62,151
Series 2015-89 AZ 3.50% 12/25/45	6,286	6,076
•*Series 2015-95 SH 5.018% 1/25/46	88,131	18,884
*Series 2016-30 CI 3.00% 5/25/36	82,723	11,139
•*Series 2016-55 SK 5.018% 8/25/46	94,429	22,629
•*Series 2016-62 SA 5.018% 9/25/46	96,976	23,282
•*Series 2016-85 SA 5.018% 11/25/46	97,794	23,226
*Series 2017-11 EI 3.00% 3/25/42	99,719	12,755
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	1,911	2,130
Series 2326 ZQ 6.50% 6/15/31	8,412	9,499
Series 3656 PM 5.00% 4/15/40	35,563	39,017
Series 4065 DE 3.00% 6/15/32	5,000	5,032
*Series 4109 AI 3.00% 7/15/31	145,465	15,655
*Series 4120 IK 3.00% 10/15/32	95,359	13,021
*Series 4146 IA 3.50% 12/15/32	57,831	9,107
•*Series 4159 KS 5.238% 1/15/43	62,527	14,384
*Series 4181 DI 2.50% 3/15/33	64,596	7,266
•*Series 4184 GS 5.208% 3/15/43	63,105	14,383
*Series 4185 LI 3.00% 3/15/33	62,911	8,786
*Series 4191 CI 3.00% 4/15/33	65,956	9,275
*Series 4342 CI 3.00% 11/15/33	64,294	8,328
Series 4435 DY 3.00% 2/15/35	51,000	50,628
Series 4457 KZ 3.00% 4/15/45	36,010	33,670
•*Series 4494 SA 5.268% 7/15/45	79,351	17,714
*Series 4543 HI 3.00% 4/15/44	85,583	13,086
Series 4592 WT 5.50% 6/15/46	102,200	114,079
•*Series 4594 SG 5.088% 6/15/46	144,737	35,368
Series 4614 HB 2.50% 9/15/46	25,000	22,355
Series 4623 LZ 2.50% 10/15/46	22,230	18,971

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
Series 4623 MW 2.50% 10/15/46	25,000	$22,706
*Series 4625 BI 3.50% 6/15/46	96,581	19,160
•*Series 4631 GS 5.088% 11/15/46	96,638	21,098
Series 4636 NZ 3.00% 12/15/46	27,203	25,064
Freddie Mac Strips
•*Series 267 S5 5.088% 8/15/42	64,655	13,108
•*Series 299 S1 5.088% 1/15/43	65,573	13,429
•*Series 326 S2 5.038% 3/15/44	73,900	14,644
◆Freddie Mac Structured Pass Through Certificates Series T-58 2A 6.50% 9/25/43	9,276	10,733
GNMA
Series 2010-113 KE 4.50% 9/20/40	95,000	103,555
Series 2012-136 MX 2.00% 11/20/42	10,000	9,069
Series 2013-113 AZ 3.00% 8/20/43	63,460	60,206
Series 2013-113 LY 3.00% 5/20/43	7,000	6,899
Series 2015-64 GZ 2.00% 5/20/45	25,933	21,095
*Series 2015-74 CI 3.00% 10/16/39	75,677	9,604
Series 2015-133 AL 3.00% 5/20/45	68,000	66,455
*Series 2015-142 AI 4.00% 2/20/44	68,429	8,651
•*Series 2016-108 SK 5.072% 8/20/46	97,873	23,572
Series 2016-111 PB 2.50% 8/20/46	24,000	21,597
*Series 2016-116 GI 3.50% 11/20/44	97,361	16,806
*Series 2016-118 DI 3.50% 3/20/43	101,757	15,494
•*Series 2016-120 AS 5.122% 9/20/46	98,395	24,261
•*Series 2016-120 NS 5.122% 9/20/46	103,239	25,707
Series 2016-134 MW 3.00% 10/20/46	5,000	4,978
Series 2016-156 PB 2.00% 11/20/46	15,000	12,095
*Series 2016-160 GI 3.50% 11/20/46	99,072	22,761

LVIP Delaware Foundation® Moderate Allocation Fund–9

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
•*Series 2016-160 GS 5.122% 11/20/46	138,505	$34,558
*Series 2016-163 PI 3.50% 5/20/43	128,269	20,946
*Series 2016-163 XI 3.00% 10/20/46	98,218	12,947

Total Agency Collateralized Mortgage Obligations (Cost $1,714,017)		1,607,693

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.63%
Freddie Mac Multifamily Structured Pass Through Certificates
◆Series K719 A1 2.53% 12/25/21	19,156	19,310
•◆Series K719 A2 2.731% 6/25/22	100,000	100,687
◆Series K724 A2 3.062% 11/25/23	40,000	41,231
•◆Series KS03 A4 3.161% 5/25/25	40,000	40,351
FREMF Mortgage Trust
#•Series 2011-K10 B 144A 4.631% 11/25/49	95,000	100,860
#•Series 2011-K12 B 144A 4.345% 1/25/46	25,000	26,401
#•Series 2011-K14 B 144A 5.167% 2/25/47	15,000	16,396
#•Series 2011-K15 B 144A 4.949% 8/25/44	10,000	10,863
#•Series 2011-K704 B 144A 4.536% 10/25/30	25,000	25,714
#•Series 2012-K18 B 144A 4.256% 1/25/45	20,000	21,165
#•Series 2012-K22 B 144A 3.686% 8/25/45	35,000	35,981
#•Series 2012-K708 B 144A 3.752% 2/25/45	35,000	35,770
#•Series 2013-K32 B 144A 3.538% 10/25/46	25,000	24,993
#•Series 2013-K33 B 144A 3.502% 8/25/46	25,000	24,851
#•Series 2013-K712 B 144A 3.365% 5/25/45	20,000	20,401
#•Series 2013-K713 B 144A 3.166% 4/25/46	10,000	10,146
#•Series 2013-K713 C 144A 3.166% 4/25/46	40,000	40,107

Total Agency Commercial Mortgage-Backed Securities (Cost $598,004)		595,227

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES–6.10%
Fannie Mae 3.00% 1/1/47	225,004	$222,210
Fannie Mae ARM
•2.91% 7/1/45	10,034	10,251
•2.946% 12/1/45	13,521	13,923
•3.225% 3/1/44	25,206	26,119
•6.098% 8/1/37	1,765	1,774
Fannie Mae S.F. 30 yr
4.50% 11/1/39	16,738	18,158
4.50% 1/1/40	219,767	237,792
4.50% 6/1/40	20,828	22,557
4.50% 7/1/40	23,559	25,477
4.50% 8/1/40	5,936	6,404
4.50% 7/1/41	52,340	56,609
4.50% 8/1/41	40,977	44,448
4.50% 1/1/42	4,682	5,064
4.50% 8/1/42	77,183	83,547
4.50% 10/1/44	16,048	17,303
4.50% 2/1/46	267,197	287,243
4.50% 3/1/46	10,286	11,084
4.50% 7/1/46	27,487	29,537
5.00% 2/1/35	5,942	6,511
5.00% 10/1/35	13,415	14,677
5.00% 11/1/35	6,081	6,651
5.00% 4/1/37	3,714	4,068
5.00% 8/1/37	9,556	10,460
5.00% 12/1/39	9,589	10,621
5.00% 1/1/40	2,146	2,376
5.00% 1/1/42	119,837	133,263
5.00% 11/1/44	114,180	125,103
5.50% 11/1/34	1,223	1,369
5.50% 4/1/37	15,151	17,107
5.50% 8/1/37	5,461	6,116
5.50% 7/1/40	14,928	16,702
5.50% 6/1/41	38,751	43,410
5.50% 5/1/44	529,382	592,433
6.00% 6/1/36	1,255	1,418
6.00% 9/1/36	6,543	7,573
6.00% 12/1/36	1,369	1,558
6.00% 2/1/37	4,240	4,789
6.00% 5/1/37	9,237	10,439
6.00% 6/1/37	762	869
6.00% 7/1/37	16,345	18,679
6.00% 8/1/37	5,096	5,754
6.00% 9/1/37	1,509	1,704
6.00% 11/1/37	232	262
6.00% 5/1/38	23,093	26,156
6.00% 7/1/38	63,575	71,842
6.00% 9/1/38	50,469	57,148
6.00% 10/1/38	2,033	2,296
6.00% 11/1/38	3,197	3,650
6.00% 1/1/39	5,900	6,661
6.00% 9/1/39	52,871	59,704

LVIP Delaware Foundation® Moderate Allocation Fund–10

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 10/1/39	50,965	$58,352
6.00% 3/1/40	5,907	6,669
6.00% 7/1/40	20,270	22,891
6.00% 9/1/40	5,120	5,787
6.00% 11/1/40	2,323	2,661
6.00% 5/1/41	63,895	72,225
6.00% 6/1/41	23,763	26,849
6.00% 7/1/41	93,481	105,561
6.50% 2/1/36	3,207	3,637
6.50% 5/1/40	10,978	12,362
7.50% 6/1/31	3,865	4,689
Fannie Mae S.F. 30 yr TBA
4.50% 4/1/47	40,000	42,887
3.00% 4/1/47	737,000	730,551
Freddie Mac ARM
•2.553% 10/1/46	34,658	34,814
•2.739% 2/1/47	7,988	8,064
•2.757% 10/1/45	10,481	10,747
•2.929% 10/1/45	21,052	21,533
•2.975% 11/1/45	16,237	16,566
•3.105% 3/1/46	29,291	29,980
Freddie Mac S.F. 30 yr
4.50% 4/1/39	3,031	3,277
4.50% 5/1/40	124,378	134,865
4.50% 7/1/42	33,754	36,392
4.50% 8/1/42	670,064	724,648
4.50% 12/1/43	31,619	34,090
4.50% 8/1/44	47,945	51,729
4.50% 7/1/45	181,603	195,236
5.00% 6/1/36	60,095	65,656
5.00% 5/1/41	21,933	24,163
5.00% 4/1/44	41,237	45,359
5.50% 3/1/34	1,613	1,814
5.50% 12/1/34	1,539	1,731
5.50% 12/1/35	1,584	1,780
5.50% 9/1/37	1,799	1,995
5.50% 12/1/37	232,008	260,288
5.50% 4/1/38	6,571	7,287
5.50% 6/1/38	1,098	1,217
5.50% 7/1/38	6,530	7,236
5.50% 3/1/40	4,642	5,146
5.50% 8/1/40	10,360	11,486
5.50% 1/1/41	4,703	5,217
5.50% 6/1/41	51,689	57,906
6.00% 2/1/36	3,166	3,604
6.00% 3/1/36	4,638	5,282
6.00% 9/1/37	4,327	4,895
6.00% 1/1/38	1,860	2,104
6.00% 6/1/38	5,011	5,672
6.00% 8/1/38	16,156	18,515
6.00% 5/1/40	25,174	28,504

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
6.00% 7/1/40	23,839	$27,038
6.50% 4/1/39	7,942	8,942
7.00% 11/1/33	1,694	1,953
GNMA I S.F. 30 yr
5.00% 10/15/39	41,961	46,578
5.50% 2/15/41	23,796	26,619
GNMA II S.F. 30 yr
5.00% 9/20/46	89,876	96,516
5.50% 5/20/37	9,280	10,323
5.50% 4/20/40	8,394	9,177
6.00% 2/20/39	12,370	14,021
6.00% 10/20/39	43,629	48,723
6.00% 2/20/40	42,307	47,382
6.00% 4/20/46	14,034	15,703
6.50% 10/20/39	16,254	18,350

Total Agency Mortgage-Backed Securities (Cost $5,776,717)		5,726,113

CORPORATE BONDS–21.95%
Aerospace & Defense–0.08%
Rockwell Collins 3.20% 3/15/24	35,000	35,014
United Technologies 3.75% 11/1/46	40,000	37,653

		72,667

Air Freight & Logistics–0.30%
Aviation Capital Group
#144A 2.875% 9/17/18	5,000	5,052
#144A 2.875% 1/20/22	165,000	164,042
#144A 4.875% 10/1/25	45,000	48,489
#Park Aerospace Holdings 144A 5.50% 2/15/24	60,000	62,550

		280,133

Airlines–0.16%
#◆Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27	23,403	23,549
◆American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26	17,708	17,796
◆American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27	27,877	27,354
◆American Airlines 2015-2 Class AA Pass Through Trust 3.60% 9/22/27	9,527	9,591
◆American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28	14,621	14,602

LVIP Delaware Foundation® Moderate Allocation Fund–11

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Airlines (continued)
◆United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26		13,728	$14,243
◆United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26		41,120	41,792
◆United Airlines 2016-1 Class AA Pass Through Trust 3.10% 7/7/28		5,000	4,925

			153,852

Auto Components–0.07%
#Allison Transmission 144A 5.00% 10/1/24		24,000	24,300
Goodyear Tire & Rubber 5.00% 5/31/26		35,000	35,963

			60,263

Automobiles–0.06%
Daimler 2.75% 12/10/18	NOK	200,000	23,932
General Motors 6.75% 4/1/46		25,000	29,408

			53,340

Banks–2.73%
Bank Nederlandse Gemeenten 3.50% 7/19/27	AUD	17,000	12,899
Bank of America
•3.124% 1/20/23		165,000	166,031
3.30% 8/5/21	AUD	10,000	7,617
•3.824% 1/20/28		50,000	50,185
4.183% 11/25/27		50,000	50,281
•4.443% 1/20/48		45,000	45,478
Barclays 4.95% 1/10/47		200,000	200,558
BB&T 2.45% 1/15/20		40,000	40,424
Capital One Financial 3.75% 3/9/27		30,000	29,880
Citigroup 3.75% 10/27/23	AUD	26,000	19,866
Citizens Financial Group
2.375% 7/28/21		30,000	29,613
4.30% 12/3/25		35,000	36,138
Cooperatieve Rabobank 2.50% 9/4/20	NOK	110,000	13,337
#Export-Import Bank of India 144A 3.375% 8/5/26		200,000	191,554
Fifth Third Bancorp 2.875% 7/27/20		20,000	20,368
Huntington Bancshares 2.30% 1/14/22		35,000	34,149
JPMorgan Chase & Co.
•3.782% 2/1/28		85,000	85,907
4.25% 10/1/27		55,000	56,468
•4.26% 2/22/48		95,000	94,965
•6.75% 8/29/49		40,000	44,150

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
KeyBank 3.40% 5/20/26		250,000	$243,594
•KeyCorp 5.00% 12/29/49		25,000	24,813
Landwirtschaftliche Rentenbank 5.375% 4/23/24	NZD	19,000	14,550
•PNC Financial Services Group 5.00% 12/29/49		50,000	49,875
Popular 7.00% 7/1/19		70,000	73,413
Santander UK Group Holdings
2.875% 10/16/20		100,000	100,304
3.125% 1/8/21		20,000	20,123
SunTrust Banks 2.70% 1/27/22		60,000	59,834
Toronto-Dominion Bank
2.125% 4/7/21		160,000	158,673
2.50% 12/14/20		30,000	30,289
•3.625% 9/15/31		50,000	49,044
U.S. Bancorp
2.375% 7/22/26		15,000	14,033
2.625% 1/24/22		25,000	25,111
3.60% 9/11/24		75,000	77,309
•USB Capital IX 3.50% 10/29/49		140,000	119,175
Wells Fargo & Co.
3.00% 7/27/21	AUD	27,000	20,323
3.069% 1/24/23		120,000	120,810
4.75% 12/7/46		35,000	35,843
Wells Fargo Capital X 5.95% 12/15/36		15,000	16,144
•Westpac Banking 4.322% 11/23/31		40,000	40,500
Zions Bancorporation 4.50% 6/13/23		40,000	41,520

			2,565,148

Beverages–0.46%
Anheuser-Busch InBev Finance 3.65% 2/1/26		240,000	243,132
#Heineken 144A 3.50% 1/29/28		20,000	20,039
Molson Coors Brewing
3.00% 7/15/26		140,000	133,397
4.20% 7/15/46		40,000	37,610

			434,178

Biotechnology–0.31%
Biogen 5.20% 9/15/45		85,000	92,243
Celgene
3.25% 8/15/22		150,000	152,689
3.875% 8/15/25		5,000	5,119
4.625% 5/15/44		15,000	14,934
Gilead Sciences 4.15% 3/1/47		30,000	28,047

			293,032

Building Products–0.27%
#Boise Cascade 144A 5.625% 9/1/24		15,000	15,300

LVIP Delaware Foundation® Moderate Allocation Fund–12

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Building Products (continued)
#Builders FirstSource 144A 5.625% 9/1/24		50,000	$50,937
Fortune Brands Home & Security 3.00% 6/15/20		25,000	25,322
Lennox International 3.00% 11/15/23		35,000	34,450
Masco 3.50% 4/1/21		55,000	56,244
#NCI Building Systems 144A 8.25% 1/15/23		25,000	27,250
U.S. Concrete
#144A 6.375% 6/1/24		40,000	41,600
6.375% 6/1/24		5,000	5,200

			256,303

Capital Markets–0.90%
Affiliated Managers Group 3.50% 8/1/25		40,000	39,371
Bank of New York Mellon
2.15% 2/24/20		10,000	10,045
2.20% 8/16/23		40,000	38,436
2.50% 4/15/21		85,000	85,270
•3.442% 2/7/28		45,000	45,399
•4.625% 12/29/49		65,000	62,563
BlackRock 3.20% 3/15/27		35,000	35,060
Goldman Sachs Group
3.85% 1/26/27		75,000	75,506
5.15% 5/22/45		80,000	84,377
Jefferies Group
6.45% 6/8/27		30,000	34,001
6.50% 1/20/43		10,000	10,883
Lazard Group 3.75% 2/13/25		10,000	9,957
Morgan Stanley
2.625% 11/17/21		50,000	49,724
3.95% 4/23/27		30,000	29,773
4.375% 1/22/47		110,000	110,537
5.00% 9/30/21	AUD	25,000	20,406
State Street
2.55% 8/18/20		40,000	40,557
3.10% 5/15/23		25,000	25,202
3.55% 8/18/25		40,000	41,151

			848,218

Chemicals–0.65%
CF Industries 6.875% 5/1/18		75,000	78,375
Dow Chemical 8.55% 5/15/19		155,000	175,796
#INVISTA Finance 144A 4.25% 10/15/19		45,000	46,463
LYB International Finance II 3.50% 3/2/27		70,000	68,838
Olin 5.125% 9/15/27		35,000	35,679
PolyOne 5.25% 3/15/23		15,000	15,187

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals (continued)
Potash Corp. of Saskatchewan 4.00% 12/15/26	35,000	$35,902
#Westlake Chemical 144A 5.00% 8/15/46	80,000	82,462
#WR Grace & Co. 144A 5.625% 10/1/24	71,000	75,083

		613,785

Commercial Services & Supplies–0.72%
#Avis Budget Car Rental 144A 6.375% 4/1/24	35,000	35,219
#ERAC USA Finance 144A 3.30% 10/15/22	95,000	95,737
#Herc Rentals 144A 7.50% 6/1/22	16,000	17,080
#Live Nation Entertainment 144A 4.875% 11/1/24	40,000	40,100
#NES Rentals Holdings 144A 7.875% 5/1/18	30,000	30,264
#Nielsen Co. Luxembourg 144A 5.00% 2/1/25	50,000	49,937
Penske Truck Leasing
#144A 3.30% 4/1/21	35,000	35,509
#144A 4.20% 4/1/27	180,000	183,635
#Prime Security Services Borrower 144A 9.25% 5/15/23	50,000	54,937
#ServiceMaster 144A 5.125% 11/15/24	50,000	51,375
#Transurban Finance 144A 3.375% 3/22/27	20,000	19,380
United Rentals North America
5.50% 7/15/25	44,000	45,485
5.875% 9/15/26	15,000	15,694

		674,352

Communications Equipment–0.05%
Cisco Systems 1.85% 9/20/21	45,000	44,160

		44,160

Computers & Peripherals–0.08%
#Diamond 1 Finance 144A 6.02% 6/15/26	30,000	32,763
DXC Technology
#144A 4.25% 4/15/24	15,000	15,275
#144A 4.75% 4/15/27	30,000	30,656

		78,694

Consumer Finance–0.27%
#BMW U.S. Capital 144A 3.30% 4/6/27	45,000	44,891
General Motors Financial
3.70% 5/9/23	25,000	25,127
5.25% 3/1/26	105,000	113,010

LVIP Delaware Foundation® Moderate Allocation Fund–13

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Consumer Finance (continued)
Hyundai Capital America
#144A 2.55% 2/6/19		45,000	$45,258
#144A 3.00% 3/18/21		20,000	20,086
Toyota Motor Credit 2.80% 7/13/22		5,000	5,039

			253,411

Containers & Packaging–0.16%
Ball 5.25% 7/1/25		30,000	31,875
#BWAY Holding 144A 5.50% 4/15/24		35,000	35,372
#CCL Industries 144A 3.25% 10/1/26		30,000	28,770
#Crown Americas 144A 4.25% 9/30/26		15,000	14,466
#Owens-Brockway Glass Container 144A 5.875% 8/15/23		37,000	39,220

			149,703

Diversified Financial Services–0.95%
Air Lease
3.00% 9/15/23		45,000	44,038
3.625% 4/1/27		155,000	150,964
Berkshire Hathaway 2.75% 3/15/23		25,000	25,027
Credit Suisse Group Funding Guernsey 3.80% 6/9/23		250,000	251,459
•E*TRADE Financial 5.875% 12/29/49		50,000	51,750
Lazard Group 3.625% 3/1/27		25,000	24,428
National Rural Utilities Cooperative Finance
2.70% 2/15/23		35,000	34,703
2.85% 1/27/25		40,000	39,526
•4.75% 4/30/43		50,000	51,250
•5.25% 4/20/46		20,000	20,871
#UBS Group Funding Switzerland 144A 3.491% 5/23/23		200,000	201,526

			895,542

Diversified Telecommunication Services–0.64%
AT&T 5.25% 3/1/37		160,000	163,610
Bell Canada 3.35% 3/22/23	CAD	18,000	14,163
CenturyLink
5.80% 3/15/22		55,000	56,925
6.75% 12/1/23		85,000	88,931
#Cincinnati Bell 144A 7.00% 7/15/24		35,000	36,794
SBA Tower Trust
#144A 2.24% 4/16/18		35,000	35,013
#144A 2.898% 10/15/19		25,000	25,078

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Telefonica Emisiones 5.213% 3/8/47	150,000	$152,417
Verizon Communications 5.25% 3/16/37	30,000	31,113

		604,044

Electric Utilities–2.51%
#American Transmission Systems 144A 5.25% 1/15/22	75,000	82,645
Berkshire Hathaway Energy 3.75% 11/15/23	145,000	151,755
Cleveland Electric Illuminating 5.50% 8/15/24	40,000	45,712
ComEd Financing III 6.35% 3/15/33	50,000	53,471
Consumers Energy 3.25% 8/15/46	30,000	26,805
Dominion Resources 3.90% 10/1/25	75,000	76,499
DTE Energy
2.85% 10/1/26	50,000	46,880
3.30% 6/15/22	40,000	40,661
3.80% 3/15/27	15,000	15,242
Duke Energy
2.65% 9/1/26	135,000	126,040
4.80% 12/15/45	15,000	15,901
•Emera 6.75% 6/15/76	70,000	76,737
Emera U.S. Finance
3.55% 6/15/26	185,000	182,214
4.75% 6/15/46	45,000	45,586
Enel Americas 4.00% 10/25/26	5,000	4,949
Entergy
2.95% 9/1/26	10,000	9,500
4.00% 7/15/22	35,000	36,703
Entergy Louisiana 4.05% 9/1/23	90,000	95,038
Entergy Mississippi 2.85% 6/1/28	40,000	38,100
Exelon
3.497% 6/1/22	35,000	35,364
3.95% 6/15/25	35,000	36,049
#Fortis 144A 3.055% 10/4/26	90,000	84,360
Great Plains Energy
3.90% 4/1/27	30,000	30,353
4.85% 6/1/21	20,000	21,360
Indiana Michigan Power
3.20% 3/15/23	155,000	156,797
4.55% 3/15/46	15,000	15,909
IPALCO Enterprises 5.00% 5/1/18	35,000	36,137
ITC Holdings 3.25% 6/30/26	15,000	14,600
Kansas City Power & Light 3.65% 8/15/25	65,000	65,369

LVIP Delaware Foundation® Moderate Allocation Fund–14

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
LG&E & KU Energy 4.375% 10/1/21	130,000	$137,385
#Massachusetts Electric 144A 4.004% 8/15/46	40,000	39,028
#Metropolitan Edison 144A 4.00% 4/15/25	35,000	35,353
#New York State Electric & Gas 144A 3.25% 12/1/26	45,000	44,820
NextEra Energy Capital Holdings
2.40% 9/15/19	55,000	55,467
3.625% 6/15/23	25,000	25,414
NV Energy 6.25% 11/15/20	45,000	50,582
Pennsylvania Electric 5.20% 4/1/20	70,000	74,474
Public Service Co. of New Hampshire 3.50% 11/1/23	30,000	30,918
Public Service Co. of Oklahoma 5.15% 12/1/19	30,000	32,167
Southern
2.75% 6/15/20	60,000	60,555
3.25% 7/1/26	55,000	52,573
4.40% 7/1/46	5,000	4,798
#Trans-Allegheny Interstate Line 144A 3.85% 6/1/25	20,000	20,521
Wisconsin Electric Power 4.30% 12/15/45	25,000	25,576

		2,356,367

Equity Real Estate Investment Trusts–1.20%
American Tower
2.25% 1/15/22	10,000	9,661
4.00% 6/1/25	55,000	55,742
4.40% 2/15/26	25,000	25,908
#American Tower Trust I 144A 3.07% 3/15/23	55,000	54,894
CC Holdings GS V 3.849% 4/15/23	15,000	15,385
Corporate Office Properties
3.60% 5/15/23	35,000	34,066
5.25% 2/15/24	45,000	47,635
Crown Castle International 5.25% 1/15/23	55,000	60,093
CubeSmart 3.125% 9/1/26	45,000	42,353
DDR
7.50% 4/1/17	20,000	20,000
7.875% 9/1/20	40,000	46,302
Education Realty Operating Partnership 4.60% 12/1/24	40,000	40,368
Equinix 5.375% 5/15/27	40,000	41,400
#ESH Hospitality 144A 5.25% 5/1/25	60,000	60,637
GEO Group 5.125% 4/1/23	15,000	14,963

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Equity Real Estate Investment Trusts (continued)
Hospitality Properties Trust 4.50% 3/15/25	40,000	$40,214
Host Hotels & Resorts
3.75% 10/15/23	30,000	30,275
3.875% 4/1/24	15,000	15,136
4.50% 2/1/26	15,000	15,546
#Iron Mountain U.S. Holdings 144A 5.375% 6/1/26	70,000	70,175
Kite Realty Group 4.00% 10/1/26	15,000	14,402
LifeStorage 3.50% 7/1/26	30,000	28,761
MGM Growth Properties Operating Partnership 4.50% 9/1/26	35,000	34,125
Physicians Realty 4.30% 3/15/27	20,000	20,067
Realty Income 4.125% 10/15/26	35,000	36,139
Regency Centers 3.60% 2/1/27	20,000	19,884
#SBA Communications 144A 4.875% 9/1/24	35,000	34,643
UDR 4.00% 10/1/25	130,000	132,836
Uniti Group 8.25% 10/15/23	25,000	26,500
WP Carey 4.60% 4/1/24	35,000	36,275

		1,124,385

Food & Staples Retailing–0.24%
#Albertsons 144A 5.75% 3/15/25	55,000	53,487
KFC Holding
#144A 5.00% 6/1/24	14,000	14,333
#144A 5.25% 6/1/26	12,000	12,240
Kroger 4.45% 2/1/47	40,000	39,388
Walgreens Boots Alliance
3.10% 6/1/23	80,000	80,001
3.45% 6/1/26	25,000	24,491

		223,940

Food Products–0.23%
Aramark Services
4.75% 6/1/26	5,000	5,044
5.125% 1/15/24	45,000	47,306
JBS USA Finance
#144A 5.75% 6/15/25	25,000	25,375
#144A 5.875% 7/15/24	45,000	46,575
Lamb Weston Holdings
#144A 4.625% 11/1/24	25,000	25,563
#144A 4.875% 11/1/26	25,000	25,563
#Post Holdings 144A 5.00% 8/15/26	45,000	43,200

		218,626

Gas Utilities–0.31%
AmeriGas Partners
5.50% 5/20/25	50,000	49,875
5.875% 8/20/26	55,000	55,000

LVIP Delaware Foundation® Moderate Allocation Fund–15

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Gas Utilities (continued)
Dominion Gas Holdings 4.60% 12/15/44	20,000	$20,132
Southern Co. Gas Capital 3.25% 6/15/26	165,000	160,875

		285,882

Health Care Equipment & Supplies–0.46%
Abbott Laboratories 4.90% 11/30/46	55,000	57,197
#Hill-Rom Holdings 144A 5.75% 9/1/23	35,000	36,444
Thermo Fisher Scientific 3.00% 4/15/23	220,000	218,304
Zimmer Biomet Holdings
3.375% 11/30/21	35,000	35,445
4.625% 11/30/19	80,000	84,883

		432,273

Health Care Providers & Services–0.19%
DaVita 5.00% 5/1/25	55,000	55,275
HCA 5.375% 2/1/25	45,000	47,025
HealthSouth
5.125% 3/15/23	10,000	10,050
5.75% 11/1/24	10,000	10,125
5.75% 9/15/25	10,000	10,037
New York and Presbyterian Hospital 4.063% 8/1/56	40,000	37,618
#Universal Health Services 144A 5.00% 6/1/26	10,000	10,325

		180,455

Hotels, Restaurants & Leisure–0.37%
Boyd Gaming 6.375% 4/1/26	75,000	80,437
#Hilton Worldwide Finance 144A 4.875% 4/1/27	45,000	45,563
Marriott International
3.75% 3/15/25	35,000	35,629
4.50% 10/1/34	5,000	5,068
MGM Resorts International 4.625% 9/1/26	55,000	53,625
#Penn National Gaming 144A 5.625% 1/15/27	100,000	99,500
Wyndham Worldwide 4.15% 4/1/24	25,000	25,250

		345,072

Household Durables–0.10%
Lennar 4.875% 12/15/23	45,000	46,237
PulteGroup 5.00% 1/15/27	45,000	45,169

		91,406

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Household Products–0.15%
#ACCO Brands 144A 5.25% 12/15/24		55,000	$55,413
#Scotts Miracle-Gro 144A 5.25% 12/15/26		50,000	50,750
Tempur Sealy International 5.50% 6/15/26		35,000	34,597

			140,760

Independent Power & Renewable Electricity Producers–0.10%
#AES Gener 144A 5.25% 8/15/21		10,000	10,583
Calpine
#144A 5.25% 6/1/26		30,000	30,600
5.375% 1/15/23		20,000	20,276
Dynegy 6.75% 11/1/19		30,000	30,975

			92,434

Industrial Conglomerates–0.16%
General Electric
2.10% 12/11/19		35,000	35,344
4.25% 1/17/18	NZD	40,000	28,385
5.55% 5/4/20		25,000	27,669
6.00% 8/7/19		50,000	54,940

			146,338

Insurance–0.96%
Allstate 3.28% 12/15/26		190,000	191,150
Berkshire Hathaway Finance 2.90% 10/15/20		50,000	51,676
#Liberty Mutual Group 144A 4.95% 5/1/22		15,000	16,316
•Manulife Financial 4.061% 2/24/32		50,000	50,194
MetLife
6.40% 12/15/36		50,000	55,000
6.817% 8/15/18		130,000	138,620
#Principal Life Global Funding II 144A 3.00% 4/18/26		145,000	141,344
Prudential Financial
4.50% 11/15/20		20,000	21,477
•5.375% 5/15/45		30,000	31,470
TIAA Asset Management Finance
#144A 2.95% 11/1/19		35,000	35,598
#144A 4.125% 11/1/24		75,000	76,550
#USI 144A 7.75% 1/15/21		5,000	5,091
XLIT
4.45% 3/31/25		25,000	25,341
5.50% 3/31/45		40,000	40,116
•6.50% 12/29/49		25,000	21,063

			901,006

Internet Software & Services–0.05%
Zayo Group
#144A 5.75% 1/15/27		15,000	15,859

LVIP Delaware Foundation® Moderate Allocation Fund–16

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Internet Software & Services (continued)
Zayo Group (continued)
6.00% 4/1/23	30,000	$31,837

		47,696

IT Services–0.14%
Fidelity National Information Services 5.00% 10/15/25	30,000	32,684
First Data
#144A 5.75% 1/15/24	40,000	41,410
#144A 7.00% 12/1/23	49,000	52,675

		126,769

Machinery–0.13%
Crane
2.75% 12/15/18	10,000	10,164
4.45% 12/15/23	55,000	57,792
Parker-Hannifin 3.30% 11/21/24	5,000	5,093
Roper Technologies
2.80% 12/15/21	25,000	25,055
3.80% 12/15/26	25,000	25,159

		123,263

Media–0.85%
21st Century Fox America 4.95% 10/15/45	50,000	51,949
CCO Holdings
#144A 5.125% 5/1/23	45,000	46,463
#144A 5.75% 2/15/26	5,000	5,263
Charter Communications Operating 4.908% 7/23/25	75,000	79,382
Comcast 3.00% 2/1/24	60,000	60,029
CSC Holdings 5.25% 6/1/24	13,000	12,984
DISH DBS 7.75% 7/1/26	25,000	29,125
GLP Capital 5.375% 4/15/26	50,000	51,750
#Gray Television 144A 5.125% 10/15/24	20,000	19,800
Lamar Media 5.75% 2/1/26	20,000	21,475
#Midcontinent Communications 144A 6.875% 8/15/23	40,000	42,750
#Nexstar Broadcasting 144A 5.625% 8/1/24	40,000	40,700
#Sinclair Television Group 144A 5.125% 2/15/27	45,000	43,650
Sirius XM Radio
#144A 5.375% 4/15/25	15,000	15,390
#144A 5.375% 7/15/26	50,000	51,250
Time Warner Cable 7.30% 7/1/38	125,000	155,354
Tribune Media 5.875% 7/15/22	55,000	57,613
WPP Finance 2010 5.625% 11/15/43	15,000	16,043

		800,970

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Metals & Mining–0.27%
ArcelorMittal 6.125% 6/1/25	35,000	$39,025
Barrick North America Finance 5.75% 5/1/43	30,000	34,942
#Freeport-McMoRan 144A 6.875% 2/15/23	40,000	41,500
#Glencore Funding 144A 4.00% 3/27/27	25,000	24,731
#Hudbay Minerals 144A 7.625% 1/15/25	35,000	38,150
Southern Copper 5.875% 4/23/45	25,000	26,049
#Steel Dynamics 144A 5.00% 12/15/26	40,000	40,600
Vale Overseas
5.875% 6/10/21	5,000	5,371
6.25% 8/10/26	5,000	5,444

		255,812

Multiline Retail–0.17%
Dollar General 3.875% 4/15/27	75,000	75,212
JC Penney 8.125% 10/1/19	35,000	37,975
Target 3.625% 4/15/46	55,000	49,769

		162,956

Multi-Utilities–0.35%
Ameren Illinois 9.75% 11/15/18	170,000	191,039
CMS Energy 6.25% 2/1/20	30,000	33,108
NiSource Finance 6.125% 3/1/22	40,000	45,866
SCANA 4.125% 2/1/22	55,000	55,799

		325,812

Oil, Gas & Consumable Fuels–1.57%
Anadarko Petroleum
5.55% 3/15/26	20,000	22,234
6.60% 3/15/46	90,000	109,261
BP Capital Markets
3.216% 11/28/23	75,000	75,450
3.224% 4/14/24	20,000	20,038
#Cheniere Corpus Christi Holdings 144A 5.875% 3/31/25	15,000	15,694
Ecopetrol 7.375% 9/18/43	5,000	5,367
Enbridge
4.25% 12/1/26	25,000	25,570
•6.00% 1/15/77	10,000	10,137
Energy Transfer Equity 7.50% 10/15/20	35,000	39,200
Energy Transfer Partners
6.125% 12/15/45	50,000	53,680
9.70% 3/15/19	48,000	54,606
•Enterprise Products Operating 7.034% 1/15/68	10,000	10,409
Genesis Energy 6.75% 8/1/22	35,000	36,260

LVIP Delaware Foundation® Moderate Allocation Fund–17

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
#Gulfport Energy 144A 6.00% 10/15/24	30,000	$29,250
Kinder Morgan Energy Partners 5.80% 3/1/21	40,000	43,983
MPLX
4.875% 12/1/24	20,000	21,071
4.875% 6/1/25	25,000	26,230
Murphy Oil USA 6.00% 8/15/23	50,000	52,625
#Nabors Industries 144A 5.50% 1/15/23	31,000	31,794
Newfield Exploration 5.75% 1/30/22	20,000	21,325
Noble Energy 5.05% 11/15/44	35,000	35,923
Petrobras Global Finance
5.375% 1/27/21	5,000	5,145
6.75% 1/27/41	10,000	9,410
7.375% 1/17/27	5,000	5,299
Petroleos Mexicanos 6.75% 9/21/47	15,000	15,253
Plains All American Pipeline 8.75% 5/1/19	95,000	107,200
QEP Resources 5.25% 5/1/23	40,000	39,416
Regency Energy Partners 5.00% 10/1/22	15,000	15,969
Sabine Pass Liquefaction
#144A 4.20% 3/15/28	40,000	39,598
5.625% 4/15/23	100,000	108,625
Shell International Finance
4.00% 5/10/46	70,000	67,175
4.375% 5/11/45	40,000	40,663
Southwestern Energy
4.10% 3/15/22	10,000	9,400
6.70% 1/23/25	5,000	4,950
Targa Resources Partners
#144A 5.125% 2/1/25	20,000	20,675
#144A 5.375% 2/1/27	25,000	26,000
Tesoro Logistics 5.25% 1/15/25	40,000	41,950
Transcanada Trust
•5.30% 3/15/77	20,000	19,800
•5.875% 8/15/76	25,000	26,594
#Transocean Proteus 144A 6.25% 12/1/24	15,000	15,563
Woodside Finance
#144A 3.70% 9/15/26	5,000	4,894
#144A 8.75% 3/1/19	85,000	95,127
#•YPF 144A 23.854% 7/7/20	10,000	11,195

		1,470,008

Paper & Forest Products–0.27%
Georgia-Pacific 8.00% 1/15/24	110,000	141,112

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Paper & Forest Products (continued)
International Paper 4.40% 8/15/47	115,000	$109,002

		250,114

Personal Products–0.01%
Revlon Consumer Products 6.25% 8/1/24	10,000	10,000

		10,000

Pharmaceuticals–0.46%
#Mallinckrodt International Finance 144A 5.50% 4/15/25	50,000	46,250
Mylan 3.95% 6/15/26	145,000	142,200
#Pacira Pharmaceuticals 144A 2.375% 4/1/22	1,000	1,041
Pfizer 3.00% 12/15/26	50,000	49,569
Shire Acquisitions Investments Ireland
2.40% 9/23/21	50,000	48,947
2.875% 9/23/23	150,000	145,761

		433,768

Road & Rail–0.16%
Burlington Northern Santa Fe 4.70% 9/1/45	90,000	98,014
Union Pacific 3.00% 4/15/27	50,000	49,505

		147,519

Semiconductors & Semiconductor Equipment–0.27%
Applied Materials 4.35% 4/1/47	45,000	45,671
Broadcom
#144A 3.00% 1/15/22	40,000	39,993
#144A 3.625% 1/15/24	170,000	171,503

		257,167

Software–0.29%
CDK Global 5.00% 10/15/24	35,000	35,487
Microsoft
2.40% 2/6/22	10,000	10,067
2.875% 2/6/24	15,000	15,110
4.10% 2/6/37	25,000	25,853
4.25% 2/6/47	180,000	184,976

		271,493

Specialty Retail–0.11%
Lowe’s 3.70% 4/15/46	115,000	107,148

		107,148

Technology Hardware, Storage & Peripherals–0.06%
Apple 3.45% 2/9/45	30,000	26,809
#Western Digital 144A 7.375% 4/1/23	25,000	27,469

		54,278

LVIP Delaware Foundation® Moderate Allocation Fund–18

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Textiles, Apparel & Luxury Goods–0.09%
#Hanesbrands 144A 4.875% 5/15/26	60,000	$59,250
Levi Strauss & Co. 5.00% 5/1/25	25,000	25,755

		85,005

Tobacco–0.35%
Altria Group 3.875% 9/16/46	180,000	167,569
Reynolds American 4.00% 6/12/22	150,000	157,620

		325,189

Trading Companies & Distributors–0.06%
#HD Supply 144A 5.75% 4/15/24	50,000	52,715

		52,715

Wireless Telecommunication Services–0.45%
#Crown Castle Towers 144A 4.883% 8/15/20	190,000	202,388
#Deutsche Telekom International Finance 144A 2.485% 9/19/23	150,000	143,601
Level 3 Financing 5.375% 5/1/25	20,000	20,400
#Sprint Communications 144A 7.00% 3/1/20	25,000	27,313
T-Mobile USA 6.50% 1/15/26	25,000	27,437

		421,139

Total Corporate Bonds (Cost $20,551,469)		20,598,590

«LOAN AGREEMENTS–0.17%
Cablevision Tranche B 1st Lien 3.943% 10/11/24	109,725	109,691
Republic of Angola (Unsecured) 7.57% 12/16/23	63,000	54,810

Total Loan Agreements (Cost $173,274)		164,501

MUNICIPAL BONDS–0.36%
Bay Area Toll Authority (Build America Bonds) Series S3 6.907% 10/1/50	45,000	64,739
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	35,000	51,366
Commonwealth of Massachusetts Series C 5.00% 10/1/25	25,000	30,350
New Jersey Turnpike Authority
(Build America Bonds) Series A 7.102% 1/1/41	25,000	34,915
(Build America Bonds) Series F 7.414% 1/1/40	15,000	21,594

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
New York, New York
Series C 5.00% 8/1/26	5,000	$5,993
Series C 5.00% 8/1/27	10,000	11,907
Oregon State Taxable Pension 5.892% 6/1/27	35,000	42,500
South Carolina Public Service Authority Series D 4.77% 12/1/45	15,000	14,131
Texas Water Development Board Water Implementation Revenue
5.00% 10/15/46	35,000	40,169
Series A 5.00% 10/15/45	15,000	17,085

Total Municipal Bonds (Cost $345,956)		334,749

NON-AGENCY ASSET-BACKED SECURITIES–1.01%
Ally Master Owner Trust Series 2014-4 A2 1.43% 6/17/19	65,000	65,050
#Avis Budget Rental Car Funding AESOP Series 2013-1A A 144A 1.92% 9/20/19	100,000	99,985
BA Credit Card Trust
•Series 2014-A2 A 1.182% 9/16/19	30,000	30,000
•Series 2014-A3 A 1.202% 1/15/20	35,000	35,032
•Capital One Multi-Asset Execution Trust Series 2016-A1 A1 1.362% 2/15/22	65,000	65,377
•CNH Equipment Trust Series 2016-B A2B 1.312% 10/15/19	7,241	7,257
Ford Credit Auto Lease Trust Series 2015-A A3 1.13% 6/15/18	14,670	14,668
#HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44	47,500	43,485
•Mercedes-Benz Auto Lease Trust Series 2016-A A2B 1.472% 7/16/18	14,025	14,039
#•Mercedes-Benz Master Owner Trust Series 2016-AA A 144A 1.492% 5/15/20	100,000	100,395
#•Navistar Financial Dealer Note Master Owner Trust II Series 2016-1 A 144A 2.332% 9/27/21	20,000	20,048
Nissan Auto Lease Trust
•Series 2015-B A2B 1.442% 12/15/17	5,656	5,658
Series 2016-B A3 1.50% 7/15/19	100,000	99,737
#•PFS Financing Series 2015-AA A 144A 1.532% 4/15/20	100,000	99,969

LVIP Delaware Foundation® Moderate Allocation Fund–19

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#Verizon Owner Trust Series 2017-1A A 144A 2.06% 9/20/21	100,000	$100,322
#Volkswagen Credit Auto Master Trust Series 2014-1A A2 144A 1.40% 7/22/19	95,000	94,969
•Wells Fargo Dealer Floorplan Master Note Trust Series 2014-2 A 1.428% 10/20/19	50,000	50,034

Total Non-Agency Asset-Backed Securities (Cost $948,590)		946,025

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.10%
fAmerican Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35	4,489	4,427
Bank of America Alternative Loan Trust Series 2005-6 7A1 5.50% 7/25/20	653	625
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	16,532	16,452
JPMorgan Mortgage Trust Series 2006-S1 1A1 6.00% 4/25/36	21,255	21,731
#•Sequoia Mortgage Trust Series 2014-2 A4 144A 3.50% 7/25/44	40,163	39,997
◆Structured Asset Securities Corporation Mortgage Pass Through Certificates Series 2004-20 2A1 5.50% 11/25/34	8,572	8,757

Total Non-Agency Collateralized Mortgage Obligations (Cost $92,507)		91,989

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES– 2.15%
•Banc of America Commercial Mortgage Trust Series 2007-4 AM 5.961% 2/10/51	40,000	40,387
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW18 A4 5.70% 6/11/50	21,196	21,450
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	30,000	30,128

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CD Mortgage Trust (continued)
•Series 2016-CD2 A4 3.526% 11/10/49	25,000	$25,568
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.839% 12/10/54	20,000	20,585
Citigroup Commercial Mortgage Trust
•Series 2007-C6 AM 5.779% 12/10/49	20,000	20,241
Series 2014-GC25 A4 3.635% 10/10/47	40,000	41,270
Series 2015-GC27 A5 3.137% 2/10/48	50,000	49,827
Series 2016-P3 A4 3.329% 4/15/49	35,000	35,191
Series 2016-P5 A4 2.941% 10/10/49	30,000	29,164
COMM Mortgage Trust
#Series 2013-CR6 AM 144A 3.147% 3/10/46	35,000	35,047
Series 2014-CR19 A5 3.796% 8/10/47	25,000	26,155
Series 2014-CR20 AM 3.938% 11/10/47	80,000	82,966
#Series 2015-3BP A 144A 3.178% 2/10/35	100,000	100,196
Series 2015-CR23 A4 3.497% 5/10/48	40,000	40,701
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	65,000	65,268
Series 2016-C3 A5 2.89% 9/10/49	40,000	38,838
#•DB-UBS Mortgage Trust Series 2011-LC1A C 144A 5.686% 11/10/46	100,000	109,752
#GRACE Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28	100,000	103,571
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.764% 7/10/48	30,000	31,241
Series 2017-GS5 A4 3.674% 3/10/50	50,000	51,689
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C32 A5 3.598% 11/15/48	55,000	56,339
Series 2015-C33 A4 3.77% 12/15/48	195,000	202,183
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	70,000	69,414

LVIP Delaware Foundation® Moderate Allocation Fund–20

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPM-DB Commercial Mortgage Securities Trust (continued)
Series 2016-C4 A3 3.141% 12/15/49		45,000	$44,454
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 E 5.525% 8/12/37		10,000	10,398
Series 2013-LC11 B 3.499% 4/15/46		30,000	29,865
Series 2015-JP1 A5 3.914% 1/15/49		30,000	31,520
Series 2016-JP2 A4 2.822% 8/15/49		75,000	72,410
Series 2016-JP2 AS 3.056% 8/15/49		50,000	48,368
•Series 2016-JP3 B 3.397% 8/15/49		15,000	14,645
#Series 2016-WIKI A 144A 2.798% 10/5/31		20,000	20,125
#Series 2016-WIKI B 144A 3.201% 10/5/31		30,000	30,320
•LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39		23,671	20,919
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47		30,000	31,238
Series 2015-C23 A4 3.719% 7/15/50		100,000	103,613
Series 2015-C26 A5 3.531% 10/15/48		35,000	35,756
Series 2016-C29 A4 3.325% 5/15/49		30,000	30,152
Wells Fargo Commercial Mortgage Trust
•Series 2015-C30 XA 1.009% 9/15/58		984,717	61,631
Series 2015-NXS3 A4 3.617% 9/15/57		60,000	61,454
Series 2016-BNK1 A3 2.652% 8/15/49		50,000	47,658

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $2,066,047)			2,021,697

ΔREGIONAL BONDS–0.21%
Australia–0.15%
New South Wales Treasury
3.00% 3/20/28	AUD	119,400	90,271
4.00% 5/20/26	AUD	21,000	17,466
Queensland Treasury
#144A 2.75% 8/20/27	AUD	15,000	10,996

		Principal Amount°	Value (U.S. $)

ΔREGIONAL BONDS (continued)
Australia (continued)
Queensland Treasury (continued)
#144A 3.25% 7/21/28	AUD	29,000	$22,058

			140,791

Canada–0.06%
Province of Ontario Canada 3.45% 6/2/45	CAD	11,000	8,635
Province of Quebec Canada 6.00% 10/1/29	CAD	50,000	50,456

			59,091

Total Regional Bonds (Cost $209,633)			199,882

ΔSOVEREIGN BONDS–1.40%
Argentina–0.04%
Argentine Bonos del Tesoro 15.50% 10/17/26	ARS	258,000	18,947
#Argentine Republic Government International Bond 144A 5.625% 1/26/22		15,000	15,379

			34,326

Australia–0.00%
Australia Government Bond 3.75% 4/21/37	AUD	4,000	3,254

			3,254

Brazil–0.03%
Brazil Notas do Tesouro Nacional Series F 10.00% 1/1/25	BRL	76,000	24,338

			24,338

Canada–0.01%
Canadian Government Bond 2.75% 12/1/48	CAD	11,000	9,075

			9,075

Hungary–0.05%
Hungary Government International Bond 5.75% 11/22/23		40,000	45,280

			45,280

Indonesia–0.20%
Indonesia Treasury Bond
7.50% 8/15/32	IDR	621,000,000	47,376
8.375% 9/15/26	IDR	610,000,000	49,828
9.00% 3/15/29	IDR	1,113,000,000	92,811

			190,015

LVIP Delaware Foundation® Moderate Allocation Fund–21

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Mexico–0.31%
Mexican Bonos 5.75% 3/5/26	MXN	5,955,700	$291,486

			291,486

New Zealand–0.07%
New Zealand Government Bond
2.75% 4/15/25	NZD	72,000	49,277
4.50% 4/15/27	NZD	20,000	15,586

			64,863

Peru–0.16%
Peruvian Government International Bond
#144A 6.90% 8/12/37	PEN	158,000	52,096
6.95% 8/12/31	PEN	299,000	98,942

			151,038

Poland–0.09%
Poland Government Bond
2.50% 7/25/26	PLN	330,000	77,543
3.25% 7/25/25	PLN	48,000	12,081

			89,624

Portugal–0.01%
#Portugal Government International Bond 144A 5.125% 10/15/24		14,000	13,599

			13,599

Republic of Korea–0.07%
Inflation Linked Korea Treasury Bond 1.125% 6/10/23	KRW	69,642,366	64,019

			64,019

South Africa–0.18%
South Africa Government Bond 8.00% 1/31/30	ZAR	2,437,000	164,990

			164,990

Turkey–0.15%
Turkey Government Bond 8.00% 3/12/25	TRY	592,000	139,756

			139,756

United Kingdom–0.03%
United Kingdom Gilt 3.50% 1/22/45	GBP	18,700	32,351

			32,351

Total Sovereign Bonds (Cost $1,330,255)			1,318,014

SUPRANATIONAL BANKS–0.09%
International Bank for Reconstruction & Development
3.50% 1/22/21	NZD	93,000	66,199

		Principal Amount°	Value (U.S. $)

SUPRANATIONAL BANKS (continued)
International Bank for Reconstruction & Development (continued)
4.625% 10/6/21	NZD	13,000	$9,642
International Finance 3.625% 5/20/20	NZD	11,000	7,867

Total Supranational Banks (Cost $80,726)			83,708

U.S. TREASURY OBLIGATIONS–6.60%
U.S. Treasury Bond 2.875% 11/15/46		405,000	393,040
U.S. Treasury Inflation Index Note 0.125% 4/15/21		148,568	150,198
U.S. Treasury Notes
1.875% 1/31/22		150,000	149,692
2.25% 2/15/27		5,570,000	5,499,612

Total U.S. Treasury Obligations (Cost $6,178,814)			6,192,542

		Number of Shares

RIGHT–0.00%
†B2W Cia Digital exercise price BRL 11.00, expiration date 4/25/17		9,025	4,094

Total Right (Cost $0)			4,094

		Number of Contracts

OPTIONS PURCHASED–0.00%
Futures Currency Call Option–0.00%
USD vs TWD strike price $32.50, expiration date 4/17/17		25,000	—

Total Options Purchased (Cost $152)			—

		Number of Shares

MONEY MARKET FUND–0.06%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)		58,105	58,105

Total Money Market Fund (Cost $58,105)			58,105

LVIP Delaware Foundation® Moderate Allocation Fund–22

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENT–1.26%
≠Discounted Commercial Paper–1.26%
DZ Bank New York 0.80% 4/3/17	1,180,000	$1,179,948

Total Short-Term Investment (Cost $1,179,948)		1,179,948

TOTAL VALUE OF SECURITIES–99.37% (Cost $79,103,495)	$93,269,007
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.63%	590,125

NET ASSETS APPLICABLE TO 6,330,927 SHARES OUTSTANDING–100.00%	$93,859,132

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2017, the aggregate value of Rule 144A securities was $7,040,102, which represents 7.50% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

†	Non-income producing for the period.

•	Variable rate security. The rate shown is the rate as of March 31, 2017. Interest rates reset periodically.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.

«

Includes $2,461 cash collateral held at broker for futures contracts, $12,148 foreign currencies collateral due to broker for futures contracts and $29,109 cash collateral held at broker for swap contracts as of March 31, 2017.

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2017, the aggregate value of fair valued securities was $109,993, which represents 0.12% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.

«

Loan agreements generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at March 31, 2017.

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2017.

LVIP Delaware Foundation® Moderate Allocation Fund–23

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2017:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	CAD	(1,500)	USD	1,123	4/3/17	$(4)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
Interest Rate Contracts:
5	Australia 10 yr Bond	$370,118	$371,571	6/16/17	$1,453
(7)	Euro-O.A.T.	(1,102,237)	(1,098,036)	6/9/17	4,201
(22)	U.S. Treasury 10 yr Notes	(2,742,278)	(2,740,375)	6/22/17	1,903

Total					$7,557

Swap Contracts

Interest Rate Swap Contracts

Counterparty & Swap Referenced Obligation	Notional Value[1]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Unrealized Appreciation (Depreciation)
CME-BAML 30 yr Interest Rate Swap	80,000	2.767%	(1.150%)	12/21/46	$(1,261)
LCH-BAML 30 yr Interest Rate Swap	40,000	2.716%	(1.150%)	12/22/46	(556)
LCH-BAML 30 yr Interest Rate Swap	30,000	2.480%	(1.150%)	1/11/47	1,117
LCH-BAML 30 yr Interest Rate Swap	20,000	2.596%	(1.150%)	1/23/47	239
LCH-BAML 30 yr Interest Rate Swap	20,000	2.623%	(1.150%)	1/24/47	123
LCH-BAML 30 yr Interest Rate Swap	20,000	2.661%	(1.150%)	1/27/47	(44)
LCH-BAML 30 yr Interest Rate Swap	30,000	2.687%	(1.150%)	1/30/47	(233)

Total					$(615)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:

ADR–American Depositary Receipt

ARM–Adjustable Rate Mortgage

ARS–Argentine Peso

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BB–Barclays Bank

BNYM–Bank of New York Mellon

BRL–Brazilian Real

CAD–Canadian Dollar

CME–Chicago Mercantile Exchange

DB–Deutsche Bank

EAFE–Europe Australasia Far East

ETF–Exchange-Traded Fund

FREMF–Freddie Mac Multifamily

LVIP Delaware Foundation® Moderate Allocation Fund–24

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

Summary of Abbreviations (continued):

FTSE–Financial Times Stock Exchange

GBP–British Pound Sterling

GDR–Global Depositary Receipt

GNMA–Government National Mortgage Association

GS–Goldman Sachs

IDR–Indonesian Rupiah

IT–Information Technology

JPM–JPMorgan

KRW–South Korean Won

LCH–London Clearing House

LB–Lehman Brothers

MSCI–Morgan Stanley Capital International

MXN–Mexican Peso

NOK–Norwegian Krone

NZD–New Zealand Dollar

O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)

PEN–Peruvian Nuevo Sol

PLN–Polish Zloty

REIT–Real Estate Investment Trust

REMIC–Real Estate Mortgage Investment Conduit

S.F.–Single Family

TRY–Turkish Lira

USD–U.S. Dollar

yr–Year

ZAR–South African Rand

See accompanying notes.

LVIP Delaware Foundation® Moderate Allocation Fund–25

LVIP Delaware Foundation® Moderate Allocation Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Foundation® Moderate Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities and exchange-traded funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities, credit default swap contracts, and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and net unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$79,103,495

Aggregate unrealized appreciation	$17,140,663
Aggregate unrealized depreciation	(2,975,151)

Net unrealized appreciation	$14,165,512

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

LVIP Delaware Foundation® Moderate Allocation Fund–26

LVIP Delaware Foundation® Moderate Allocation Fund

Notes (continued)

2. Investments (continued)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Common Stock
U.S. Markets
Aerospace & Defense	$763,803	$—	$—	$763,803
Air Freight & Logistics	176,572	—	—	176,572
Airlines	40,484	—	—	40,484
Auto Components	103,184	—	—	103,184
Automobiles	46,211	—	—	46,211
Banks	1,103,076	138,127	—	1,241,203
Beverages	57,049	—	—	57,049
Biotechnology	871,341	—	—	871,341
Building Products	120,675	—	—	120,675
Capital Markets	933,473	—	—	933,473
Chemicals	579,691	—	—	579,691
Commercial Services & Supplies	415,869	—	—	415,869
Communications Equipment	378,067	—	—	378,067
Construction & Engineering	100,878	—	—	100,878
Consumer Finance	64,128	—	—	64,128
Containers & Packaging	51,145	—	—	51,145
Diversified Telecommunication Services	704,423	—	—	704,423
Electric Utilities	262,713	—	—	262,713
Electrical Equipment	49,681	—	—	49,681
Electronic Equipment, Instruments & Components	67,048	—	—	67,048
Energy Equipment & Services	335,153	—	—	335,153
Equity Real Estate Investment Trusts	4,552,895	—	—	4,552,895
Food & Staples Retailing	418,123	—	—	418,123
Food Products	854,133	45,955	—	900,088
Gas Utilities	87,216	—	—	87,216
Health Care Equipment & Supplies	637,613	44,488	—	682,101
Health Care Providers & Services	1,031,415	—	—	1,031,415
Hotels, Restaurants & Leisure	285,600	—	—	285,600
Household Durables	70,708	—	—	70,708
Household Products	70,581	—	—	70,581
Industrial Conglomerates	176,967	—	—	176,967
Insurance	888,924	97,180	—	986,104
Internet & Direct Marketing Retail	363,253	—	—	363,253
Internet Software & Services	1,153,251	—	—	1,153,251
IT Services	795,938	—	—	795,938
Leisure Products	—	45,686	—	45,686
Life Sciences Tools & Services	188,649	—	—	188,649
Machinery	209,614	126,445	—	336,059
Media	451,846	—	—	451,846

LVIP Delaware Foundation® Moderate Allocation Fund–27

LVIP Delaware Foundation® Moderate Allocation Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Metals & Mining	$93,852	$—	$—	$93,852
Multiline Retail	74,402	—	—	74,402
Multi-Utilities	53,417	—	—	53,417
Oil, Gas & Consumable Fuels	1,365,036	—	—	1,365,036
Paper & Forest Products	88,494	—	—	88,494
Pharmaceuticals	1,239,649	—	—	1,239,649
Professional Services	339,379	—	—	339,379
Road & Rail	122,177	—	—	122,177
Semiconductors & Semiconductor Equipment	951,759	—	—	951,759
Software	1,386,007	262,198	—	1,648,205
Specialty Retail	433,740	—	—	433,740
Technology Hardware, Storage & Peripherals	192,504	—	—	192,504
Textiles, Apparel & Luxury Goods	103,652	—	—	103,652
Thrifts & Mortgage Finance	179,710	—	—	179,710
Trading Companies & Distributors	52,882	—	—	52,882
Developed Markets
Aerospace & Defense	216,511	—	—	216,511
Air Freight & Logistics	319,549	—	—	319,549
Auto Components	382,436	—	—	382,436
Automobiles	557,103	—	—	557,103
Banks	1,415,552	—	—	1,415,552
Beverages	396,861	—	—	396,861
Biotechnology	172,857	—	—	172,857
Construction & Engineering	357,319	—	—	357,319
Diversified Telecommunication Services	317,910	—	—	317,910
Food Products	143,056	—	—	143,056
Household Durables	224,599	—	—	224,599
Industrial Conglomerates	283,016	—	—	283,016
Insurance	281,160	—	—	281,160
IT Services	222,225	—	—	222,225
Life Sciences Tools & Services	44,643	—	—	44,643
Machinery	188,076	—	—	188,076
Media	95,115	—	—	95,115
Metals & Mining	301,195	—	—	301,195
Multi-Utilities	61,510	—	—	61,510
Oil, Gas & Consumable Fuels	384,178	—	—	384,178
Pharmaceuticals	871,297	—	—	871,297
Professional Services	219,591	—	—	219,591
Road & Rail	266,970	—	—	266,970
Semiconductors & Semiconductor Equipment	62,814	—	—	62,814
Software	204,292	—	—	204,292
Specialty Retail	207,265	—	—	207,265
Textiles, Apparel & Luxury Goods	511,572	—	—	511,572
Tobacco	445,725	—	—	445,725
Trading Companies & Distributors	423,726	—	—	423,726
Wireless Telecommunication Services	200,847	—	—	200,847
Emerging Markets
Air Freight & Logistics	2,238	—	—	2,238
Airlines	34,980	—	—	34,980
Automobiles	111,548	—	—	111,548
Banks	678,512	98,653	—	777,165
Beverages	178,997	201,743	—	380,740
Building Products	65,843	—	—	65,843

LVIP Delaware Foundation® Moderate Allocation Fund–28

LVIP Delaware Foundation® Moderate Allocation Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Chemicals	$83,210	$—	$—	$83,210
Construction Materials	186,373	—	—	186,373
Diversified Telecommunication Services	152,880	—	—	152,880
Electronic Equipment, Instruments & Components	123,974	—	—	123,974
Food & Staples Retailing	169,954	—	—	169,954
Food Products	291,658	79,958	—	371,616
Hotels, Restaurants & Leisure	—	54,740	—	54,740
Insurance	91,977	—	—	91,977
Internet & Direct Marketing Retail	83,555	110,849	—	194,404
Internet Software & Services	784,601	137,655	—	922,256
IT Services	39,625	—	—	39,625
Media	124,512	—	—	124,512
Metals & Mining	31,907	—	—	31,907
Multiline Retail	47,064	—	—	47,064
Oil, Gas & Consumable Fuels	877,088	82,485	—	959,573
Pharmaceuticals	38,906	—	—	38,906
Real Estate Management & Development	—	78,997	—	78,997
Road & Rail	5,914	—	—	5,914
Semiconductors & Semiconductor Equipment	353,643	—	—	353,643
Technology Hardware, Storage & Peripherals	396,048	—	—	396,048
Wireless Telecommunication Services	806,663	—	—	806,663
Exchange-Traded Funds	8,622,512	—	—	8,622,512
Preferred Stock	—	239,620	—	239,620
Agency Asset-Backed Security	—	149	—	149
Agency Collateralized Mortgage Obligations	—	1,607,693	—	1,607,693
Agency Commercial Mortgage-Backed Securities	—	595,227	—	595,227
Agency Mortgage-Backed Securities	—	5,726,113	—	5,726,113
Corporate Bonds	—	20,598,590	—	20,598,590
Loan Agreements	—	109,691	54,810	164,501
Municipal Bonds	—	334,749	—	334,749
Non-Agency Asset-Backed Securities	—	946,025	—	946,025
Non-Agency Collateralized Mortgage Obligations	—	91,989	—	91,989
Non-Agency Commercial Mortgage-Backed Securities	—	2,021,697	—	2,021,697
Regional Bonds	—	199,882	—	199,882
Sovereign Bonds	—	1,318,014	—	1,318,014
Supranational Banks	—	83,708	—	83,708
U.S. Treasury Obligations	—	6,192,542	—	6,192,542
Right	4,094	—	—	4,094
Options Purchased	—	—	—	—
Money Market Fund	58,105	—	—	58,105
Short-Term Investment	—	1,179,948	—	1,179,948

Total Investments	$50,363,401	$42,850,796	$54,810	$93,269,007

Derivatives:

Assets:
Futures Contracts	$7,557	$—	$—	$7,557

Swap Contracts	$—	$1,479	$—	$1,479

Liabilities:
Foreign Currency Exchange Contracts	$—	$(4)	$—	$(4)

Swap Contracts	$—	$(2,094)	$—	$(2,094)

LVIP Delaware Foundation® Moderate Allocation Fund–29

LVIP Delaware Foundation® Moderate Allocation Fund

Notes (continued)

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. International fair value pricing was not utilized at March 31, 2017. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

4. Subsequent Events

On December 6, 2016, the Fund’s Board approved a proposal to change the Fund’s name and sub-adviser. Effective May 1, 2017, the Fund’s name will be LVIP BlackRock Scientific Allocation Fund and BlackRock Investment Management, LLC will replace Delaware Investments Fund Advisers and Jackson Square Partners as sub-adviser to the Fund.

LVIP Delaware Foundation® Moderate Allocation Fund–30

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.62%
Aerospace & Defense–2.60%
AAR	6,789	$228,314
†Aerojet Rocketdyne Holdings	9,478	205,673
†Aerovironment	2,215	62,086
Arconic	22,374	589,331
†Astronics	2,505	79,484
†Astronics Class B	806	25,631
B/E Aerospace	6,033	386,776
Boeing	37,923	6,707,062
BWX Technologies	11,734	558,538
Cubic	3,873	204,494
Curtiss-Wright	6,659	607,700
†DigitalGlobe	10,882	356,385
†Ducommun	1,600	46,064
†Engility Holdings	376	10,881
†Esterline Technologies	4,509	387,999
General Dynamics	13,232	2,477,030
HEICO	3,473	302,846
HEICO Class A	4,578	343,350
Hexcel	12,095	659,782
Huntington Ingalls Industries	3,927	786,343
†KLX	6,809	304,362
†Kratos Defense & Security Solutions	5,182	40,316
L3 Technologies	3,767	622,647
Lockheed Martin	14,443	3,864,947
†Mercury Systems	3,446	134,566
†Moog Class A	5,219	351,500
Northrop Grumman	9,036	2,149,122
Orbital ATK	5,421	531,258
Raytheon	13,074	1,993,785
Rockwell Collins	10,875	1,056,615
Spirit AeroSystems Holdings Class A	12,728	737,206
†TASER International	1,811	41,273
†Teledyne Technologies	4,923	622,563
Textron	22,144	1,053,833
TransDigm Group	3,095	681,395
Triumph Group	6,690	172,268
United Technologies	33,672	3,778,335
†Wesco Aircraft Holdings	14,929	170,191

		33,331,951

Air Freight & Logistics–0.74%
†Air Transport Services Group	11,784	189,133
†Atlas Air Worldwide Holdings	3,789	210,100
CH Robinson Worldwide	11,156	862,247
†Echo Global Logistics	2,584	55,168
Expeditors International of Washington	11,713	661,667
FedEx	11,653	2,274,083
Forward Air	3,352	159,455
†Hub Group Class A	4,075	189,080
Park-Ohio Holdings	801	28,796
United Parcel Service Class B	39,912	4,282,558

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Air Freight & Logistics (continued)
†XPO Logistics	12,314	$589,718

		9,502,005

Airlines–0.91%
Alaska Air Group	16,423	1,514,529
Allegiant Travel	2,149	344,377
American Airlines Group	34,769	1,470,729
Copa Holdings Class A	4,803	539,137
Delta Air Lines	46,387	2,131,947
†Hawaiian Holdings	9,950	462,177
†JetBlue Airways	38,403	791,486
SkyWest	6,659	228,071
Southwest Airlines	39,453	2,120,993
†Spirit Airlines	10,860	576,340
†United Continental Holdings	21,708	1,533,453

		11,713,239

Auto Components–0.81%
Adient	4,561	331,448
†American Axle & Manufacturing Holdings	9,868	185,321
Autoliv	7,240	740,362
BorgWarner	18,858	788,076
Cooper Tire & Rubber	10,762	477,295
†Cooper-Standard Holdings	1,794	199,008
Dana	30,421	587,430
Delphi Automotive	16,408	1,320,680
†Dorman Products	2,401	197,194
†Fox Factory Holding	4,534	130,126
Gentex	29,894	637,639
†Gentherm	4,875	191,344
Goodyear Tire & Rubber	38,344	1,380,384
†Horizon Global	2,190	30,397
LCI Industries	3,305	329,839
Lear	7,285	1,031,410
†Modine Manufacturing	8,303	101,297
†Motorcar Parts of America	2,029	62,351
Standard Motor Products	2,906	142,801
†Stoneridge	3,532	64,070
Superior Industries International	3,283	83,224
Tenneco	8,836	551,543
Tower International	4,230	114,633
†Visteon	6,978	683,495

		10,361,367

Automobiles–0.63%
Ford Motor	270,509	3,148,725
General Motors	75,934	2,685,026
Harley-Davidson	15,921	963,221
†Tesla	1,541	428,860
Thor Industries	7,273	699,154

LVIP Dimensional U.S. Core Equity 1 Fund–1

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Automobiles (continued)
Winnebago Industries	3,677	$107,552

		8,032,538

Banks–6.95%
1st Source	2,576	120,943
Ameris Bancorp	3,331	153,559
Arrow Financial	444	15,052
Associated Banc-Corp	16,938	413,287
Banc of California	1,402	29,021
BancFirst	1,055	94,845
†Bancorp	1,514	7,721
BancorpSouth	11,664	352,836
Bank of America	405,963	9,576,667
Bank of Hawaii	5,806	478,182
Bank of the Ozarks	9,112	473,915
BankUnited	12,210	455,555
Banner	3,101	172,540
BB&T	30,370	1,357,539
Berkshire Hills Bancorp	5,646	203,538
BNC Bancorp	3,131	109,742
BOK Financial	5,174	404,969
Boston Private Financial Holdings	14,301	234,536
Brookline Bancorp	9,134	142,947
Bryn Mawr Bank	2,262	89,349
Camden National	636	28,009
Capital Bank Financial	4,655	202,027
Cardinal Financial	3,968	118,802
Cathay General Bancorp	8,683	327,175
CenterState Banks of Florida	2,822	73,090
Central Pacific Financial	5,001	152,731
Chemical Financial	8,810	450,631
CIT Group	10,255	440,247
Citigroup	111,720	6,683,090
Citizens Financial Group	10,989	379,670
City Holding	2,841	183,188
CoBiz Financial	3,260	54,768
Columbia Banking System	8,265	322,252
Comerica	9,594	657,957
Commerce Bancshares	9,141	513,359
Community Bank System	7,256	398,935
Community Trust Bancorp	1,117	51,103
ConnectOne Bancorp	2,533	61,425
Cullen/Frost Bankers	6,810	605,886
†Customers Bancorp	3,657	115,305
CVB Financial	14,317	316,263
†Eagle Bancorp	3,814	227,696
East West Bancorp	14,663	756,757
Enterprise Financial Services	1,260	53,424
†FCB Financial Holdings Class A	2,662	131,902
Fidelity Southern	1,928	43,149
Fifth Third Bancorp	49,269	1,251,433
†First BanCorp (Puerto Rico)	32,583	184,094

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
First Busey	2,410	$70,854
First Citizens BancShares Class A	925	310,217
First Commonwealth Financial	14,092	186,860
First Financial	880	41,800
First Financial Bancorp	9,348	256,603
First Financial Bankshares	1,744	69,934
First Horizon National	26,832	496,392
First Interstate BancSystem Class A	3,666	145,357
First Merchants	5,490	215,867
First Midwest Bancorp	14,084	333,509
†First NBC Bank Holding	2,270	9,080
First of Long Island	1,200	32,460
First Republic Bank	13,071	1,226,191
Flushing Financial	4,876	131,018
FNB	32,839	488,322
Fulton Financial	20,249	361,445
Glacier Bancorp	10,015	339,809
Great Southern Bancorp	946	47,773
Great Western Bancorp	1,016	43,089
Guaranty Bancorp	864	21,038
Hancock Holding	11,693	532,616
Hanmi Financial	4,000	123,000
Heartland Financial USA	2,621	130,919
Heritage Commerce	487	6,867
Heritage Financial	3,857	95,461
Hilltop Holdings	13,115	360,269
Home BancShares	17,596	476,324
†HomeTrust Bancshares	901	21,173
Hope Bancorp	16,420	314,771
Huntington Bancshares	96,681	1,294,559
IBERIABANK	4,674	369,713
Independent Bank (Massachusetts)	3,374	219,310
Independent Bank Group	1,383	88,927
International Bancshares	10,063	356,230
Investors Bancorp	34,004	488,978
JPMorgan Chase & Co.	156,544	13,750,825
KeyCorp	52,577	934,819
Lakeland Bancorp	1,264	24,774
Lakeland Financial	2,847	122,763
LegacyTexas Financial Group	5,666	226,073
M&T Bank	4,922	761,581
MB Financial	9,240	395,657
Mercantile Bank	836	28,758
National Bank Holdings Class A	3,583	116,447
NBT Bancorp	5,373	199,177
OFG Bancorp	4,091	48,274
Old National Bancorp	17,834	309,420
Opus Bank	660	13,299
†Pacific Premier Bancorp	1,415	54,548
PacWest Bancorp	8,124	432,684
Park National	762	80,162
Peapack Gladstone Financial	548	16,215

LVIP Dimensional U.S. Core Equity 1 Fund–2

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Peoples Bancorp	481	$15,228
People’s United Financial	17,358	315,916
Pinnacle Financial Partners	4,255	282,745
PNC Financial Services Group	21,686	2,607,525
Popular	10,058	409,662
Preferred Bank	230	12,342
PrivateBancorp	11,176	663,519
Prosperity Bancshares	7,549	526,241
Regions Financial	67,173	976,024
Renasant	5,232	207,658
S&T Bancorp	3,442	119,093
Sandy Spring Bancorp	3,312	135,759
†Seacoast Banking Corp. of Florida	1,194	28,632
ServisFirst Bancshares	3,091	112,451
†Signature Bank	2,593	384,775
Simmons First National Class A	2,933	161,755
South State	3,499	312,636
Southside Bancshares	1,256	42,164
Southwest Bancorp	2,660	69,559
State Bank Financial	5,416	141,466
Sterling Bancorp	15,776	373,891
Stock Yards Bancorp	2,112	85,853
SunTrust Banks	21,339	1,180,047
†SVB Financial Group	4,498	837,033
Synovus Financial	16,013	656,853
TCF Financial	27,139	461,906
†Texas Capital Bancshares	5,756	480,338
Tompkins Financial	1,213	97,707
Towne Bank	6,489	210,244
TriCo Bancshares	1,599	56,812
Trustmark	10,322	328,136
U.S. Bancorp	66,061	3,402,141
UMB Financial	5,641	424,824
Umpqua Holdings	24,155	428,510
Union Bankshares	7,033	247,421
United Bankshares	8,323	351,647
United Community Banks	8,010	221,797
Univest Corp. of Pennsylvania	1,042	26,988
Valley National Bancorp	29,056	342,861
Washington Trust Bancorp	1,086	53,540
Webster Financial	10,666	533,727
Wells Fargo & Co.	219,055	12,192,601
WesBanco	4,468	170,275
Westamerica Bancorporation	2,893	161,516
†Western Alliance Bancorp	10,465	513,727
Wintrust Financial	5,764	398,408
Zions Bancorporation	9,912	416,304

		89,073,579

Beverages–1.68%
†Boston Beer Class A	1,347	194,844
Brown-Forman Class A	1,046	49,235

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Beverages (continued)
Brown-Forman Class B	13,772	$635,991
Coca-Cola	186,990	7,935,856
Coca-Cola Bottling Consolidated	1,354	278,951
Constellation Brands Class A	5,045	817,643
Dr Pepper Snapple Group	10,927	1,069,972
MGP Ingredients	1,497	81,182
Molson Coors Brewing Class B	3,961	379,107
†Monster Beverage	12,489	576,617
National Beverage	1,899	160,522
PepsiCo	83,267	9,314,247

		21,494,167

Biotechnology–2.33%
AbbVie	94,538	6,160,096
†ACADIA Pharmaceuticals	1,923	66,113
†Acorda Therapeutics	4,839	101,619
†Alexion Pharmaceuticals	3,085	374,025
†Alkermes	3,336	195,156
†Alnylam Pharmaceuticals	2,227	114,134
Amgen	29,424	4,827,596
†Aptevo Therapeutics	2,879	5,931
†Biogen	9,631	2,633,308
†BioMarin Pharmaceutical	3,163	277,648
†Bioverativ	5,633	306,773
†Bluebird Bio	2,058	187,072
†Celgene	33,922	4,220,915
†Emergent BioSolutions	5,759	167,241
†Exelixis	16,852	365,183
†Five Prime Therapeutics	4,086	147,709
Gilead Sciences	83,604	5,678,384
†Incyte	4,184	559,275
†Insys Therapeutics	2,779	29,207
†Ionis Pharmaceuticals	1,152	46,310
†Ligand Pharmaceuticals Class B	1,549	163,946
†Myriad Genetics	6,072	116,582
†Neurocrine Biosciences	2,841	123,015
†OPKO Health	26,983	215,864
†Otonomy	619	7,583
†Regeneron Pharmaceuticals	3,070	1,189,656
†Seattle Genetics	3,269	205,489
†TESARO	1,081	166,334
†United Therapeutics	5,963	807,271
†Vertex Pharmaceuticals	3,259	356,372

		29,815,807

Building Products–0.63%
AAON	7,398	261,519
Allegion	3,626	274,488
†American Woodmark	2,433	223,349
AO Smith	9,577	489,959
Apogee Enterprises	3,439	204,999
†Armstrong Flooring	3,796	69,922

LVIP Dimensional U.S. Core Equity 1 Fund–3

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Building Products (continued)
†Armstrong World Industries	7,192	$331,192
†Builders FirstSource	12,418	185,028
†Continental Building Products	6,258	153,321
Fortune Brands Home & Security	8,581	522,154
†Gibraltar Industries	3,900	160,680
Insteel Industries	1,756	63,462
Johnson Controls International	36,216	1,525,418
Lennox International	3,124	522,645
Masco	20,498	696,727
†NCI Building Systems	6,362	109,108
Owens Corning	12,082	741,473
†Patrick Industries	2,667	189,090
†PGT	8,191	88,053
†Ply Gem Holdings	5,809	114,437
Quanex Building Products	4,360	88,290
Simpson Manufacturing	4,772	205,626
†Trex	4,106	284,916
Universal Forest Products	1,882	185,452
†USG	10,447	332,215

		8,023,523

Capital Markets–2.65%
Affiliated Managers Group	4,373	716,910
Ameriprise Financial	12,380	1,605,438
Artisan Partners Asset Management	3,789	104,576
Bank of New York Mellon	46,195	2,181,790
BGC Partners Class A	34,768	394,964
BlackRock	3,395	1,302,016
CBOE Holdings	7,500	608,025
Charles Schwab	33,576	1,370,237
CME Group	9,460	1,123,848
Cohen & Steers	4,673	186,780
Diamond Hill Investment Group	152	29,572
†Donnelley Financial Solutions	4,245	81,886
†E*TRADE Financial	15,622	545,052
Eaton Vance	18,805	845,473
Evercore Partners Class A	5,155	401,575
FactSet Research Systems	3,459	570,424
Federated Investors Class B	13,518	356,064
Financial Engines	913	39,761
Franklin Resources	16,357	689,284
GAIN Capital Holdings	5,501	45,823
Goldman Sachs Group	13,801	3,170,366
Greenhill & Co.	3,574	104,718
Interactive Brokers Group	9,047	314,112
Intercontinental Exchange	15,955	955,226
†INTL. FCStone	1,728	65,595
Invesco	26,923	824,651
Investment Technology Group	5,918	119,839
Janus Capital Group	23,005	303,666
†KCG Holdings Class A	12,555	223,856
Legg Mason	11,109	401,146

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Capital Markets (continued)
LPL Financial Holdings	16,584	$660,541
MarketAxess Holdings	3,353	628,654
Moelis & Co. Class A	434	16,709
Moody’s	7,458	835,594
Morgan Stanley	56,694	2,428,771
Morningstar	5,529	434,579
MSCI	6,463	628,139
Nasdaq	10,110	702,139
Northern Trust	8,720	754,978
OM Asset Management	6,371	96,330
Oppenheimer Holdings Class A	566	9,679
Raymond James Financial	13,800	1,052,388
S&P Global	15,553	2,033,399
SEI Investments	9,432	475,750
State Street	13,574	1,080,626
†Stifel Financial	8,209	412,010
T. Rowe Price Group	16,110	1,097,896
TD Ameritrade Holding	11,630	451,942
Virtus Investment Partners	817	86,520
Waddell & Reed Financial Class A	15,478	263,126
Westwood Holdings Group	147	7,851
WisdomTree Investments	12,979	117,849

		33,958,143

Chemicals–2.73%
A Schulman	4,438	139,575
†AdvanSix	1,467	40,078
Air Products & Chemicals	8,136	1,100,719
Albemarle	6,061	640,284
American Vanguard	3,629	60,241
Ashland Global Holdings	4,435	549,097
†Axalta Coating Systems	2,237	72,031
Balchem	2,885	237,782
Cabot	7,734	463,344
Calgon Carbon	8,361	122,071
Celanese Class A	9,212	827,698
CF Industries Holdings	25,668	753,356
Chemours	6,008	231,308
†Chemtura	8,458	282,497
Dow Chemical	51,650	3,281,841
Eastman Chemical	18,625	1,504,900
Ecolab	11,805	1,479,639
EI du Pont de Nemours & Co.	37,593	3,019,846
†Ferro	1,001	15,205
FMC	6,207	431,945
FutureFuel	4,566	64,746
†GCP Applied Technologies	5,509	179,869
Hawkins	819	40,131
HB Fuller	5,740	295,954
Huntsman	46,016	1,129,233
†Ingevity	2,439	148,413
Innophos Holdings	2,701	145,773

LVIP Dimensional U.S. Core Equity 1 Fund–4

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Chemicals (continued)
Innospec	4,258	$275,705
International Flavors & Fragrances	5,956	789,349
KMG Chemicals	1,701	78,365
†Koppers Holdings	1,784	75,552
†Kraton	4,560	140,995
Kronos Worldwide	6,569	107,929
†LSB Industries	2,575	24,153
LyondellBasell Industries Class A	22,803	2,079,406
Minerals Technologies	4,368	334,589
Monsanto	24,155	2,734,346
Mosaic	18,141	529,354
NewMarket	1,327	601,436
Olin	18,769	616,937
†OMNOVA Solutions	2,534	25,087
†Platform Specialty Products	22,651	294,916
PolyOne	12,817	436,932
PPG Industries	13,312	1,398,825
Praxair	16,799	1,992,361
Quaker Chemical	1,377	181,296
RPM International	9,175	504,900
Scotts Miracle-Gro Class A	7,037	657,185
Sensient Technologies	3,376	267,582
Sherwin-Williams	4,501	1,396,165
Stepan	2,486	195,922
†Trecora Resources	1,810	20,091
Tredegar	492	8,635
Trinseo	4,781	320,805
Tronox	7,502	138,412
Valspar	7,308	810,749
Westlake Chemical	3,913	258,454
WR Grace & Co.	5,509	384,032

		34,938,041

Commercial Services & Supplies–1.00%
ABM Industries	7,883	343,699
†ACCO Brands	15,297	201,156
†ARC Document Solutions	6,046	20,859
Brady Class A	6,379	246,548
Brink’s	6,531	349,082
†Casella Waste Systems	2,209	31,169
Cintas	8,381	1,060,532
†Clean Harbors	9,325	518,657
†Copart	11,571	716,592
Covanta Holding	22,488	353,062
Deluxe	9,390	677,676
Ennis	3,323	56,491
Essendant	5,795	87,794
Healthcare Services Group	333	14,349
Herman Miller	8,070	254,608
HNI	6,100	281,149
†InnerWorkings	2,041	20,328
Interface Class A	8,682	165,392

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies (continued)
KAR Auction Services	13,984	$610,681
Kimball International Class B	4,901	80,867
Knoll	7,864	187,242
LSC Communications	4,245	106,804
Matthews International Class A	3,204	216,751
McGrath RentCorp	3,969	133,239
Mobile Mini	5,916	180,438
MSA Safety	4,253	300,645
Multi-Color	1,912	135,752
Pitney Bowes	23,939	313,840
Quad/Graphics	5,244	132,359
Republic Services	16,148	1,014,256
Rollins	13,074	485,438
RR Donnelley & Sons	11,320	137,085
†SP Plus	3,002	101,317
Steelcase Class A	12,090	202,507
†Stericycle	4,662	386,433
†Team	2,683	72,575
Tetra Tech	7,691	314,177
†TRC	1,338	23,348
U.S. Ecology	3,569	167,208
UniFirst	2,026	286,578
Viad	1,892	85,518
VSE	600	24,480
Waste Management	20,630	1,504,340
West	11,036	269,499

		12,872,520

Communications Equipment–1.18%
ADTRAN	4,884	101,343
†Arista Networks	2,962	391,784
†ARRIS International	16,393	433,595
Brocade Communications Systems	61,076	762,228
†CalAmp	2,806	47,113
†Calix	3,340	24,215
†Ciena	14,673	346,430
Cisco Systems	193,426	6,537,799
†CommScope Holding	12,171	507,652
Comtech Telecommunications	2,467	36,364
†EchoStar Class A	6,579	374,674
†F5 Networks	4,506	642,420
†Finisar	13,225	361,572
†Harmonic	15,891	94,551
Harris	7,795	867,350
†Infinera	2,440	24,961
InterDigital	6,220	536,786
†Ixia	8,963	176,123
Juniper Networks	22,261	619,524
†Lumentum Holdings	2,840	151,514
Motorola Solutions	5,314	458,173
†NETGEAR	4,473	221,637
†NetScout Systems	3,994	151,572

LVIP Dimensional U.S. Core Equity 1 Fund–5

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Communications Equipment (continued)
†Oclaro	5,900	$57,938
†Palo Alto Networks	1,493	168,231
Plantronics	3,909	211,516
†ShoreTel	4,568	28,093
†Sonus Networks	7,554	49,781
†Ubiquiti Networks	5,466	274,721
†ViaSat	4,826	307,995
†Viavi Solutions	12,536	134,386

		15,102,041

Construction & Engineering–0.43%
†AECOM	14,324	509,791
†Aegion	4,365	100,002
Argan	2,865	189,520
Chicago Bridge & Iron	11,492	353,379
Comfort Systems USA	5,275	193,329
†Dycom Industries	5,163	479,901
EMCOR Group	9,724	612,126
Fluor	13,179	693,479
Granite Construction	4,504	226,056
†Great Lakes Dredge & Dock	483	1,932
Jacobs Engineering Group	6,624	366,175
KBR	15,549	233,701
†MasTec	4,810	192,641
†MYR Group	2,986	122,426
Primoris Services	3,904	90,651
†Quanta Services	16,456	610,682
†Tutor Perini	7,043	223,967
Valmont Industries	2,153	334,791

		5,534,549

Construction Materials–0.19%
Eagle Materials	5,781	561,566
†Headwaters	9,629	226,089
Martin Marietta Materials	3,480	759,510
†Summit Materials Class A	4,831	119,374
†US Concrete	2,396	154,662
Vulcan Materials	5,108	615,412

		2,436,613

Consumer Finance–1.07%
Ally Financial	26,793	544,702
American Express	43,293	3,424,909
Capital One Financial	24,777	2,147,175
†Credit Acceptance	2,546	507,698
Discover Financial Services	25,340	1,733,003
†Encore Capital Group	3,358	103,426
†Enova International	937	13,914
†EZCORP Class A	6,690	54,523
FirstCash	6,980	343,061
†Green Dot Class A	5,819	194,122
†LendingClub	25,885	142,109
Navient	57,265	845,231

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Consumer Finance (continued)
Nelnet Class A	4,320	$189,475
†OneMain Holdings	11,443	284,359
†PRA Group	6,942	230,127
†Santander Consumer USA Holdings	30,471	405,874
†SLM	54,985	665,319
Synchrony Financial	56,805	1,948,411

		13,777,438

Containers & Packaging–0.79%
AptarGroup	8,671	667,580
Avery Dennison	8,912	718,307
Ball	10,056	746,759
Bemis	16,843	822,949
†Berry Plastics Group	11,557	561,323
†Crown Holdings	7,001	370,703
Graphic Packaging Holding	63,505	817,309
Greif Class A	4,106	226,200
International Paper	21,242	1,078,669
Myers Industries	2,920	46,282
†Owens-Illinois	23,503	478,991
Packaging Corp. of America	9,201	842,996
Sealed Air	16,972	739,640
Silgan Holdings	11,004	653,197
Sonoco Products	12,990	687,431
WestRock	13,391	696,734

		10,155,070

Distributors–0.19%
Core-Mark Holding	5,228	163,061
Genuine Parts	11,206	1,035,546
†LKQ	21,855	639,696
Pool	4,978	594,025

		2,432,328

Diversified Consumer Services–0.29%
†American Public Education	2,213	50,678
†Bright Horizons Family Solutions	6,159	446,466
Capella Education	1,427	121,331
†Career Education	2,503	21,776
Carriage Services	2,326	63,081
DeVry Education Group	4,230	149,954
Graham Holdings	553	331,551
†Grand Canyon Education	6,766	484,513
H&R Block	19,342	449,702
†Houghton Mifflin Harcourt	14,700	149,205
†K12	6,889	131,924
Service Corp. International	19,815	611,887
†ServiceMaster Global Holdings	8,653	361,263
†Sotheby’s	4,738	215,484
Strayer Education	1,056	84,997

		3,673,812

LVIP Dimensional U.S. Core Equity 1 Fund–6

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Financial Services–0.93%
†Berkshire Hathaway Class B	65,443	$10,908,039
Leucadia National	19,765	513,890
†PICO Holdings	2,699	37,786
Voya Financial	10,615	402,946

		11,862,661

Diversified Telecommunication Services–2.32%
AT&T	358,244	14,885,038
ATN International	1,514	106,616
CenturyLink	54,832	1,292,390
†Cincinnati Bell	5,095	90,182
Cogent Communications Holdings	5,986	257,697
Consolidated Communications Holdings	8,146	190,779
†FairPoint Communications	2,657	44,106
Frontier Communications	73,062	156,353
†General Communication Class A	7,752	161,242
IDT Class B	3,397	43,210
†Level 3 Communications	12,561	718,740
†Lumos Networks	2,700	47,790
†ORBCOMM	9,336	89,159
Verizon Communications	236,167	11,513,141
Windstream Holdings	15,687	85,494

		29,681,937

Electric Utilities–1.56%
ALLETE	6,594	446,480
Alliant Energy	12,308	487,520
American Electric Power	19,483	1,307,894
Duke Energy	24,883	2,040,655
Edison International	12,899	1,026,889
El Paso Electric	4,644	234,522
Entergy	8,182	621,505
Eversource Energy	14,361	844,140
Exelon	35,590	1,280,528
FirstEnergy	22,090	702,904
Great Plains Energy	11,571	338,105
Hawaiian Electric Industries	5,424	180,673
IDACORP	6,633	550,274
MGE Energy	3,422	222,430
NextEra Energy	17,820	2,287,553
OGE Energy	10,930	382,331
Otter Tail	4,368	165,547
PG&E	18,216	1,208,814
Pinnacle West Capital	6,414	534,799
PNM Resources	8,628	319,236
Portland General Electric	9,526	423,145
PPL	26,960	1,008,034
Southern	36,734	1,828,619
Westar Energy	12,179	660,954
Xcel Energy	21,310	947,229

		20,050,780

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electrical Equipment–0.72%
Acuity Brands	2,185	$445,740
Allied Motion Technologies	1,708	34,331
AMETEK	19,210	1,038,877
AZZ	4,022	239,309
†Babcock & Wilcox Enterprises	3,921	36,622
Eaton	14,735	1,092,600
Emerson Electric	32,448	1,942,337
Encore Wire	2,356	108,376
EnerSys	5,114	403,699
†Generac Holdings	10,296	383,835
General Cable	9,785	175,641
Hubbell	5,553	666,638
Powell Industries	1,827	62,922
†Power Solutions International	813	8,203
Regal Beloit	4,821	364,709
Rockwell Automation	10,776	1,677,931
†Sensata Technologies Holding	10,345	451,766
†Thermon Group Holdings	3,728	77,691

		9,211,227

Electronic Equipment, Instruments & Components–1.40%
Amphenol Class A	16,494	1,173,878
†Anixter International	4,994	396,024
†Arrow Electronics	8,559	628,316
Avnet	8,016	366,812
AVX	10,683	174,988
Badger Meter	2,792	102,606
Belden	3,678	254,481
†Benchmark Electronics	2,500	79,500
CDW	15,967	921,456
Cognex	8,502	713,743
†Coherent	2,520	518,213
Corning	37,771	1,019,817
Daktronics	5,746	54,300
Dolby Laboratories Class A	6,088	319,072
†Fabrinet	5,499	231,123
†FARO Technologies	354	12,655
†Flextronics International	43,138	724,718
FLIR Systems	17,970	651,952
†II-VI	7,979	287,643
†IPG Photonics	5,456	658,539
†Itron	3,730	226,411
Jabil Circuit	33,466	967,837
†Keysight Technologies	15,670	566,314
†Knowles	5,974	113,207
Littelfuse	2,295	366,993
Methode Electronics	4,593	209,441
MTS Systems	1,823	100,356
National Instruments	10,428	339,536
†Novanta	700	18,585
†OSI Systems	2,992	218,386
Park Electrochemical	2,423	43,275

LVIP Dimensional U.S. Core Equity 1 Fund–7

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
PC Connection	3,183	$94,822
†Plexus	3,674	212,357
†Rogers	2,571	220,772
†Sanmina	10,665	432,999
†ScanSource	4,669	183,258
SYNNEX	5,679	635,707
TE Connectivity	16,123	1,201,970
†Tech Data	5,267	494,571
†Trimble	14,950	478,549
†TTM Technologies	12,750	205,657
Universal Display	1,856	159,802
†VeriFone Systems	12,652	236,972
Vishay Intertechnology	23,342	383,976
†Zebra Technologies	5,558	507,167

		17,908,756

Energy Equipment & Services–0.82%
Archrock	11,511	142,736
†Atwood Oceanics	8,344	79,518
Baker Hughes	8,654	517,682
Bristow Group	5,275	80,233
Core Laboratories	3,764	434,817
†Diamond Offshore Drilling	14,549	243,114
†Dril-Quip	5,598	305,371
Ensco Class A	15,059	134,778
†Era Group	2,010	26,653
†Exterran	5,755	180,995
†Forum Energy Technologies	11,621	240,555
Frank’s International	310	3,277
Halliburton	11,983	589,683
†Helix Energy Solutions Group	6,861	53,310
Helmerich & Payne	5,510	366,801
†Matrix Service	3,017	49,781
Nabors Industries	32,530	425,167
National Oilwell Varco	7,048	282,554
†Newpark Resources	12,083	97,872
Noble	26,081	161,441
Oceaneering International	12,328	333,842
†Oil States International	6,670	221,111
†Parker Drilling	15,756	27,573
Patterson-UTI Energy	16,123	391,305
†Pioneer Energy Services	7,354	29,416
†RigNet	1,617	34,685
†Rowan	15,208	236,941
RPC	9,483	173,634
Schlumberger	36,422	2,844,558
†SEACOR Holdings	2,936	203,142
†Superior Energy Services	16,774	239,197
†TechnipFMC	10,460	339,950
†Tesco	5,029	40,483
†TETRA Technologies	6,536	26,602
†Transocean	38,916	484,504

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Unit	3,873	$93,572
US Silica Holdings	2,676	128,421
†Weatherford International	45,377	301,757

		10,567,031

Equity Real Estate Investment Trusts–0.04%
†SBA Communications	4,059	488,582

		488,582

Food & Staples Retailing–1.74%
Andersons	4,370	165,623
Casey’s General Stores	3,835	430,479
†Chefs’ Warehouse	2,580	35,862
Costco Wholesale	21,531	3,610,534
CVS Health	44,394	3,484,929
Ingles Markets Class A	2,345	101,187
Kroger	54,430	1,605,141
PriceSmart	3,470	319,934
†Rite Aid	49,757	211,467
SpartanNash	5,888	206,021
†Sprouts Farmers Market	18,502	427,766
†SUPERVALU	35,583	137,350
Sysco	29,408	1,526,863
†United Natural Foods	6,297	272,219
Village Super Market Class A	618	16,377
Walgreens Boots Alliance	33,645	2,794,217
Wal-Mart Stores	84,502	6,090,904
Weis Markets	1,437	85,717
Whole Foods Market	27,380	813,734

		22,336,324

Food Products–1.75%
Alico	234	6,178
Archer-Daniels-Midland	21,094	971,168
B&G Foods	9,162	368,770
†Blue Buffalo Pet Products	14,232	327,336
Bunge	7,929	628,453
Calavo Growers	1,666	100,960
Cal-Maine Foods	5,325	195,960
Campbell Soup	13,392	766,558
Conagra Brands	17,420	702,723
†Darling Ingredients	11,907	172,890
Dean Foods	10,300	202,498
†Farmer Brothers	400	14,140
Flowers Foods	26,330	511,065
Fresh Del Monte Produce	6,313	373,919
General Mills	29,451	1,737,903
†Hain Celestial Group	9,937	369,656
Hershey	8,647	944,685
Hormel Foods	14,127	489,218
Ingredion	8,589	1,034,373
J&J Snack Foods	2,310	313,144
JM Smucker	8,646	1,133,318

LVIP Dimensional U.S. Core Equity 1 Fund–8

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food Products (continued)
John B Sanfilippo & Son	748	$54,746
Kellogg	12,773	927,448
Kraft Heinz	19,951	1,811,750
Lamb Weston Holdings	5,100	214,506
Lancaster Colony	3,385	436,123
†Landec	1,935	23,220
McCormick & Co.	7,654	746,648
Mead Johnson Nutrition	12,413	1,105,750
Mondelez International	39,498	1,701,574
Pilgrim’s Pride	10,200	229,551
Pinnacle Foods	6,596	381,710
†Post Holdings	7,545	660,338
Sanderson Farms	1,794	186,289
Seaboard	14	58,372
Snyders-Lance	9,740	392,619
†TreeHouse Foods	5,048	427,364
Tyson Foods Class A	19,211	1,185,511
†WhiteWave Foods	8,805	494,401

		22,402,835

Gas Utilities–0.34%
Atmos Energy	6,368	503,008
Chesapeake Utilities	1,638	113,350
National Fuel Gas	8,672	517,025
New Jersey Resources	11,433	452,747
Northwest Natural Gas	3,933	232,440
ONE Gas	6,456	436,426
South Jersey Industries	7,029	250,584
Southwest Gas	4,816	399,294
Spire	5,436	366,930
UGI	12,319	608,559
WGL Holdings	6,029	497,573

		4,377,936

Health Care Equipment & Supplies–2.01%
Abaxis	2,179	105,681
Abbott Laboratories	46,898	2,082,740
†ABIOMED	2,200	275,440
†Alere	10,100	401,273
†Align Technology	5,112	586,398
Analogic	1,712	129,941
†AngioDynamics	5,678	98,513
†Anika Therapeutics	1,937	84,143
Atrion	226	105,813
Baxter International	13,777	714,475
Becton Dickinson & Co.	6,106	1,120,085
†Boston Scientific	19,203	477,579
Cantel Medical	4,304	344,750
CONMED	2,672	118,664
Cooper	1,674	334,616
CR Bard	6,214	1,544,428
Danaher	16,508	1,411,929

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
DENTSPLY SIRONA	11,965	$747,095
†DexCom	1,908	161,665
†Edwards Lifesciences	9,179	863,469
†Exactech	917	23,108
†Globus Medical	8,601	254,762
†Haemonetics	5,852	237,416
†Halyard Health	7,052	268,611
Hill-Rom Holdings	7,662	540,937
†Hologic	23,305	991,628
†ICU Medical	1,730	264,171
†IDEXX Laboratories	6,797	1,050,884
†Inogen	1,392	107,963
†Integer Holdings	3,432	137,966
†Integra LifeSciences Holdings	7,495	315,764
†Intuitive Surgical	1,073	822,422
Invacare	4,463	53,110
†LivaNova	3,945	193,344
†Masimo	6,795	633,702
Medtronic	32,253	2,598,302
Meridian Bioscience	6,320	87,216
†Merit Medical Systems	5,462	157,852
†Natus Medical	2,545	99,891
†Neogen	3,194	209,367
†NuVasive	4,865	363,318
†Nuvectra	1,144	7,813
†OraSure Technologies	3,636	47,013
†Orthofix International	1,657	63,215
†Quidel	952	21,553
ResMed	7,991	575,112
†RTI Surgical	7,962	31,848
†SeaSpine Holdings	1,244	9,765
STERIS	5,889	409,050
Stryker	9,708	1,278,058
†Surmodics	1,196	28,764
Teleflex	2,482	480,838
†Varex Imaging	2,529	84,974
†Varian Medical Systems	6,323	576,215
West Pharmaceutical Services	3,226	263,274
†Wright Medical Group	3,239	100,798
Zimmer Biomet Holdings	5,071	619,220

		25,717,941

Health Care Providers & Services–2.89%
†Acadia Healthcare	5,448	237,533
Aceto	3,288	51,983
†Addus HomeCare	500	16,000
Aetna	19,426	2,477,786
†Air Methods	7,270	312,610
†Almost Family	1,338	65,027
†Amedisys	2,782	142,132
AmerisourceBergen	5,593	494,980
†AMN Healthcare Services	7,388	299,953

LVIP Dimensional U.S. Core Equity 1 Fund–9

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
Anthem	12,049	$1,992,664
†BioTelemetry	1,479	42,817
†Brookdale Senior Living	13,344	179,210
†Capital Senior Living	3,628	51,010
Cardinal Health	16,212	1,322,089
†Centene	9,428	671,839
Chemed	2,440	445,764
Cigna	10,510	1,539,610
†Community Health Systems	21,088	187,051
†CorVel	4,063	176,740
†Cross Country Healthcare	2,295	32,956
†DaVita	17,515	1,190,495
†Diplomat Pharmacy	3,200	51,040
Ensign Group	7,140	134,232
†Envision Healthcare	12,024	737,312
†Express Scripts Holding	30,374	2,001,950
†Hanger	4,881	65,113
†HCA Holdings	12,467	1,109,438
†HealthEquity	1,093	46,398
HealthSouth	12,718	544,458
†Henry Schein	5,219	887,073
Humana	6,239	1,286,107
Kindred Healthcare	12,991	108,475
†Laboratory Corp. of America Holdings	7,556	1,084,059
Landauer	60	2,925
†LHC Group	2,482	133,780
†LifePoint Health	7,221	472,975
†Magellan Health	4,141	285,936
McKesson	11,235	1,665,701
†MEDNAX	8,411	583,555
†Molina Healthcare	7,676	350,026
National HealthCare	513	36,577
Owens & Minor	8,370	289,602
Patterson	12,944	585,457
†PharMerica	3,751	87,773
†Premier Class A	5,449	173,442
†Providence Service	1,930	85,769
Quest Diagnostics	17,031	1,672,274
†Quorum Health	5,272	28,680
†Select Medical Holdings	20,300	271,005
†Tenet Healthcare	15,569	275,727
†Tivity Health	6,476	188,452
†Triple-S Management Class B	3,127	54,941
U.S. Physical Therapy	1,600	104,480
UnitedHealth Group	44,210	7,250,836
†Universal American	11,905	118,693
Universal Health Services Class B	8,291	1,031,815
†VCA	7,421	679,021
†WellCare Health Plans	4,647	651,556

		37,066,902

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Technology–0.15%
†Allscripts Healthcare Solutions	20,550	$260,574
†athenahealth	1,791	201,828
†Cerner	11,856	697,725
Computer Programs & Systems	971	27,188
†HealthStream	2,606	63,143
†HMS Holdings	8,554	173,903
†Omnicell	4,404	179,023
†Quality Systems	5,557	84,689
†Veeva Systems Class A	4,571	234,401

		1,922,474

Hotels, Restaurants & Leisure–2.32%
Aramark	21,338	786,732
†Belmond Class A	12,445	150,584
†Biglari Holdings	1	432
†BJ’s Restaurants	3,790	153,116
Bloomin’ Brands	16,537	326,275
Bob Evans Farms	3,052	197,983
†Bojangles’	982	20,131
†Boyd Gaming	3,668	80,733
†Bravo Brio Restaurant Group	2,116	10,792
Brinker International	6,684	293,829
†Buffalo Wild Wings	3,038	464,055
Carnival	13,164	775,491
†Carrols Restaurant Group	5,537	78,349
Cheesecake Factory	6,977	442,063
†Chipotle Mexican Grill	782	348,397
Choice Hotels International	7,826	489,908
†Chuy’s Holdings	1,400	41,720
ClubCorp Holdings	7,852	126,025
Cracker Barrel Old Country Store	3,884	618,527
Darden Restaurants	5,562	465,373
†Dave & Buster’s Entertainment	4,590	280,403
†Del Frisco’s Restaurant Group	2,666	48,121
†Denny’s	10,416	128,846
DineEquity	3,027	164,729
Domino’s Pizza	3,057	563,405
Dunkin’ Brands Group	8,637	472,271
†Fiesta Restaurant Group	2,409	58,298
†Hilton Grand Vacations	1,233	35,338
Hilton Worldwide Holdings	9,065	529,940
†Hyatt Hotels Class A	2,033	109,741
ILG	12,750	267,240
International Game Technology	10,873	257,690
International Speedway Class A	1,628	60,155
Jack in the Box	4,071	414,102
†La Quinta Holdings	15,085	203,949
Las Vegas Sands	22,692	1,295,032
Marriott International Class A	9,978	939,728
Marriott Vacations Worldwide	3,991	398,821
McDonald’s	37,391	4,846,247
†Norwegian Cruise Line Holdings	12,252	621,544

LVIP Dimensional U.S. Core Equity 1 Fund–10

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Panera Bread Class A	2,372	$621,156
Papa John’s International	4,299	344,092
†Pinnacle Entertainment	4,347	84,853
Planet Fitness Class A	2,250	43,357
†Red Robin Gourmet Burgers	2,551	149,106
Royal Caribbean Cruises	9,377	919,977
†Ruby Tuesday	8,013	22,517
Ruth’s Hospitality Group	5,354	107,348
†Scientific Games Class A	3,260	77,099
SeaWorld Entertainment	15,297	279,476
Six Flags Entertainment	7,468	444,271
Sonic	4,619	117,138
Speedway Motorsports	5,420	102,113
Starbucks	93,795	5,476,690
Texas Roadhouse	9,489	422,545
Vail Resorts	2,700	518,130
Wendy’s	50,385	685,740
Wyndham Worldwide	8,697	733,070
Wynn Resorts	268	30,715
Yum Brands	15,248	974,347

		29,719,855

Household Durables–0.88%
CalAtlantic Group	14,064	526,697
†Cavco Industries	858	99,871
DR Horton	23,627	787,015
Ethan Allen Interiors	3,617	110,861
Flexsteel Industries	262	13,205
Garmin	10,598	541,664
†GoPro	11,800	102,660
†Green Brick Partners	1,200	11,940
†Helen of Troy	2,994	282,035
†Installed Building Products	1,727	91,099
†iRobot	1,300	85,982
La-Z-Boy	7,762	209,574
Leggett & Platt	7,668	385,854
Lennar Class A	15,130	774,505
Libbey	2,727	39,760
†M/I Homes	4,399	107,776
MDC Holdings	8,519	255,996
†Meritage Homes	6,285	231,288
†Mohawk Industries	6,223	1,428,116
NACCO Industries Class A	200	13,960
Newell Brands	10,479	494,294
†NVR	399	840,645
PulteGroup	27,725	652,924
†Taylor Morrison Home Class A	2,655	56,605
†Tempur Sealy International	7,403	343,943
†Toll Brothers	12,830	463,291
†TopBuild	3,133	147,251
†TRI Pointe Group	24,489	307,092
Tupperware Brands	6,114	383,470

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Durables (continued)
†Universal Electronics	1,276	$87,406
Whirlpool	7,624	1,306,220
†William Lyon Homes Class A	2,599	53,591
†ZAGG	1,799	12,953

		11,249,543

Household Products–1.20%
†Central Garden & Pet Class A	5,487	190,509
Church & Dwight	15,548	775,379
Clorox	8,441	1,138,100
Colgate-Palmolive	37,187	2,721,716
Energizer Holdings	6,574	366,500
†HRG Group	27,905	539,125
Kimberly-Clark	15,473	2,036,711
Procter & Gamble	78,688	7,070,117
Spectrum Brands Holdings	2,955	410,774
WD-40	1,305	142,180

		15,391,111

Independent Power & Renewable Electricity Producers–0.19%
AES	39,067	436,769
†Calpine	58,583	647,342
†Dynegy	13,812	108,562
NRG Energy	33,448	625,478
NRG Yield Class A	4,200	73,038
NRG Yield Class C	7,003	123,953
Ormat Technologies	4,099	233,971
Pattern Energy Group	8,394	168,971

		2,418,084

Industrial Conglomerates–1.33%
3M	34,245	6,552,096
Carlisle	4,973	529,177
General Electric	158,068	4,710,427
Honeywell International	36,684	4,580,731
Raven Industries	2,462	71,521
Roper Technologies	2,662	549,676

		16,993,628

Insurance–3.29%
Aflac	19,358	1,401,906
†Alleghany	771	473,903
Allied World Assurance Holdings	10,104	536,522
Allstate	14,910	1,215,016
†Ambac Financial Group	5,809	109,558
American Equity Investment Life Holding	11,818	279,259
American Financial Group	5,298	505,535
American International Group	35,690	2,228,127
American National Insurance	2,284	269,581
AMERISAFE	3,206	208,069
AmTrust Financial Services	24,542	453,045
Aon	10,160	1,205,890

LVIP Dimensional U.S. Core Equity 1 Fund–11

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
†Arch Capital Group	6,078	$576,012
Argo Group International Holdings	1,705	115,599
Arthur J. Gallagher & Co.	13,473	761,763
Aspen Insurance Holdings	6,811	354,513
Assurant	5,037	481,890
Assured Guaranty	22,041	817,941
AXIS Capital Holdings	4,311	288,966
Brown & Brown	13,664	570,062
Chubb	16,475	2,244,719
Cincinnati Financial	8,752	632,507
CNA Financial	2,638	116,520
†eHealth	183	2,203
Employers Holdings	4,584	173,963
†Enstar Group	1,045	199,908
Erie Indemnity Class A	2,801	343,683
Everest Re Group	2,259	528,177
Federated National Holding	2,034	35,453
Fidelity & Guaranty Life	4,327	120,291
First American Financial	14,738	578,909
FNF Group	7,370	286,988
†Genworth Financial	43,794	180,431
†Greenlight Capital Re Class A	4,459	98,544
Hanover Insurance Group	4,961	446,788
Hartford Financial Services Group	18,239	876,749
HCI Group	2,595	118,280
Horace Mann Educators	2,135	87,642
James River Holdings L	1,600	68,576
Kemper	7,867	313,893
Loews	17,738	829,606
Maiden Holdings	12,125	169,750
†Markel	790	770,929
Marsh & McLennan	26,368	1,948,332
†MBIA	23,888	202,331
Mercury General	6,071	370,270
MetLife	35,720	1,886,730
National General Holdings	6,442	153,062
National Western Life Group Class A	200	60,832
Navigators Group	4,398	238,811
Old Republic International	27,874	570,860
OneBeacon Insurance Group Class A	3,300	52,800
Primerica	7,888	648,394
Principal Financial Group	27,024	1,705,485
ProAssurance	5,875	353,969
Progressive	23,061	903,530
Prudential Financial	16,460	1,755,953
Reinsurance Group of America	3,072	390,083
RenaissanceRe Holdings	3,717	537,664
RLI	4,751	285,155
Safety Insurance Group	2,774	194,457
Selective Insurance Group	9,030	425,765
State Auto Financial	500	13,725
Stewart Information Services	3,350	148,003

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
Torchmark	5,882	$453,149
Travelers	23,242	2,801,591
United Fire Group	2,487	106,369
United Insurance Holdings	3,254	51,901
Universal Insurance Holdings	7,335	179,707
Unum Group	13,712	642,956
Validus Holdings	9,014	508,299
White Mountains Insurance Group	507	446,099
Willis Towers Watson	4,602	602,356
WR Berkley	12,012	848,408
XL Group	14,394	573,745

		42,138,457

Internet & Direct Marketing Retail–1.82%
†1-800-Flowers.com Class A	5,253	53,581
†Amazon.com	18,776	16,645,675
Expedia	3,181	401,347
†FTD	4,356	87,730
HSN	6,625	245,787
†Liberty Interactive Corp. QVC Group Class A	11,659	233,413
†Liberty TripAdvisor Holdings Class A	10,113	142,593
†Liberty Ventures Class A	6,606	293,835
†Netflix	6,481	957,957
Nutrisystem	3,791	210,400
†Priceline Group	2,055	3,657,838
†Shutterfly	4,144	200,114
†TripAdvisor	5,112	220,634

		23,350,904

Internet Software & Services–2.37%
†Actua	5,753	80,830
†Akamai Technologies	9,655	576,404
†Alphabet Class A	7,894	6,692,533
†Alphabet Class C	8,266	6,857,143
†Angie’s List	2,100	11,970
†Bazaarvoice	527	2,266
†Blucora	5,281	91,361
†Cimpress	4,105	353,810
†comScore	2,587	55,853
†CoStar Group	768	159,145
†DHI Group	5,517	21,792
†eBay	42,250	1,418,333
†Envestnet	1,992	64,342
†Facebook Class A	64,139	9,110,945
†GoDaddy Class A	367	13,909
†GrubHub	5,087	167,311
†GTT Communications	2,310	56,249
†InterActiveCorp	4,677	344,789
†Internap	6,320	23,510
j2 Global	6,291	527,878
†Limelight Networks	5,104	13,168

LVIP Dimensional U.S. Core Equity 1 Fund–12

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services (continued)
†Liquidity Services	356	$2,848
LogMeIn	3,576	348,660
NIC	6,405	129,381
†Shutterstock	1,235	51,067
†Stamps.com	964	114,089
†Twitter	7,054	105,457
†VeriSign	6,660	580,153
†Web.com Group	9,420	181,806
†WebMD Health	4,349	229,105
†XO Group	1,837	31,615
†Yahoo	32,869	1,525,450
†Yelp	2,468	80,827
†Zillow Group	4,254	143,828
†Zillow Group Class C	5,985	201,515

		30,369,342

IT Services–4.11%
Accenture Class A	37,147	4,453,182
†Acxiom	9,820	279,575
Alliance Data Systems	4,827	1,201,923
Amdocs	10,852	661,863
Automatic Data Processing	23,070	2,362,137
†Blackhawk Network Holdings Class A	5,669	230,161
Booz Allen Hamilton Holding	17,715	626,934
Broadridge Financial Solutions	9,459	642,739
†CACI International Class A	4,037	473,540
†Cardtronics Class A	8,238	385,127
Cass Information Systems	587	38,801
†Ciber	6,327	2,531
†Cognizant Technology Solutions Class A	23,912	1,423,242
Computer Sciences	15,899	1,097,190
†Conduent	9,837	165,065
Convergys	8,676	183,497
†CoreLogic	11,629	473,533
CSG Systems International	5,410	204,552
CSRA	10,486	307,135
DST Systems	5,265	644,963
†EPAM Systems	4,126	311,596
†Euronet Worldwide	5,965	510,127
†Everi Holdings	7,580	36,308
†ExlService Holdings	3,213	152,168
Fidelity National Information Services	10,239	815,229
†First Data	1,118	17,329
†Fiserv	14,006	1,615,032
†FleetCor Technologies	4,616	699,001
Forrester Research	2,034	80,851
†Gartner	4,792	517,488
Genpact	15,431	382,072
Global Payments	6,238	503,282
Hackett Group	2,613	50,927
International Business Machines	53,161	9,257,457

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services (continued)
Jack Henry & Associates	6,663	$620,325
Leidos Holdings	16,068	821,718
ManTech International Class A	3,157	109,327
Mastercard Class A	57,083	6,420,125
MAXIMUS	8,374	520,863
†MoneyGram International	6,116	102,810
Paychex	19,815	1,167,103
†PayPal Holdings	19,280	829,426
†Perficient	3,999	69,423
Sabre	10,487	222,220
Science Applications International	6,731	500,786
†Sykes Enterprises	6,187	181,898
Syntel	9,000	151,470
TeleTech Holdings	3,912	115,795
†Teradata	13,485	419,653
Total System Services	12,198	652,105
Travelport Worldwide	8,446	99,409
†Unisys	5,740	80,073
†Vantiv Class A	12,254	785,726
†Virtusa	1,578	47,687
Visa Class A	74,156	6,590,244
Western Union	43,533	885,897
†WEX	4,036	417,726

		52,618,366

Leisure Products–0.26%
†American Outdoor Brands	8,067	159,807
Brunswick	11,643	712,552
Callaway Golf	9,101	100,748
Hasbro	9,226	920,939
Mattel	22,859	585,419
†Nautilus	4,229	77,179
Polaris Industries	6,283	526,515
Sturm Ruger & Co.	1,692	90,607
†Vista Outdoor	7,301	150,328

		3,324,094

Life Sciences Tools & Services–0.84%
Agilent Technologies	19,240	1,017,219
†Bio-Rad Laboratories Class A	1,608	320,539
Bio-Techne	3,697	375,800
Bruker	15,441	360,239
†Cambrex	5,069	279,048
†Charles River Laboratories International	7,518	676,244
†Illumina	6,238	1,064,452
†INC Research Holdings Class A	4,220	193,487
Luminex	4,176	76,713
†Mettler-Toledo International	2,275	1,089,520
†PAREXEL International	10,224	645,237
PerkinElmer	7,329	425,522
†PRA Health Sciences	4,979	324,780

LVIP Dimensional U.S. Core Equity 1 Fund–13

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Quintiles IMS Holdings	4,505	$362,788
Thermo Fisher Scientific	15,949	2,449,766
†VWR	16,109	454,274
†Waters	4,541	709,804

		10,825,432

Machinery–2.69%
Actuant Class A	3,465	91,303
AGCO	12,977	780,956
Alamo Group	328	24,990
Albany International	4,803	221,178
Allison Transmission Holdings	13,329	480,644
Altra Industrial Motion	3,166	123,316
Astec Industries	3,444	211,789
Barnes Group	7,276	373,550
Briggs & Stratton	6,831	153,356
Caterpillar	25,731	2,386,808
†Chart Industries	3,942	137,733
CIRCOR International	2,161	128,450
†Colfax	13,541	531,620
Crane	5,256	393,306
Cummins	7,472	1,129,766
Deere & Co.	15,561	1,693,970
Donaldson	11,488	522,934
Douglas Dynamics	3,817	116,991
Dover	14,382	1,155,594
EnPro Industries	3,111	221,379
ESCO Technologies	2,378	138,162
Federal Signal	9,771	134,938
Flowserve	7,916	383,293
Fortive	8,836	532,104
Franklin Electric	6,304	271,387
Global Brass & Copper Holdings	1,864	64,122
Graco	7,673	722,336
†Harsco	14,587	185,984
Hillenbrand	9,705	347,924
Hyster-Yale Materials Handling	2,265	127,723
IDEX	5,045	471,758
Illinois Tool Works	17,309	2,292,923
Ingersoll-Rand	17,550	1,427,166
ITT	10,472	429,561
John Bean Technologies	2,830	248,899
Joy Global	12,246	345,949
Kennametal	9,700	380,531
LB Foster Class A	1,339	16,737
Lincoln Electric Holdings	7,292	633,383
†Lydall	278	14,901
†Manitowoc	21,116	120,361
†Meritor	14,282	244,651
†Middleby	3,797	518,101
†Milacron Holdings	5,200	96,772
Mueller Industries	7,847	268,603

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
Mueller Water Products Class A	27,592	$326,137
†Navistar International	1,718	42,297
NN	2,981	75,121
Nordson	5,211	640,119
Oshkosh	11,156	765,190
PACCAR	15,873	1,066,666
Parker-Hannifin	6,370	1,021,238
Pentair	9,608	603,190
†Proto Labs	1,861	95,097
†RBC Bearings	2,276	220,977
†Rexnord	17,542	404,869
Snap-on	4,695	791,906
†SPX	4,663	113,078
†SPX FLOW	4,663	161,853
Standex International	1,405	140,711
Stanley Black & Decker	9,968	1,324,448
Sun Hydraulics	2,590	93,525
Tennant	2,035	147,843
Terex	12,427	390,208
Timken	8,361	377,917
Titan International	4,215	43,583
Toro	10,402	649,709
†TriMas	5,477	113,648
Trinity Industries	23,272	617,872
Wabash National	13,252	274,184
†WABCO Holdings	4,566	536,140
Wabtec	4,860	379,080
Watts Water Technologies Class A	2,752	171,587
†Welbilt	20,316	398,803
Woodward	9,748	662,084
Xylem	10,270	515,759

		34,462,741

Marine–0.06%
†Kirby	7,077	499,282
Matson	7,118	226,068

		725,350

Media–3.31%
AMC Entertainment Holdings	5,436	170,962
†AMC Networks Class A	4,165	244,402
Cable One	675	421,517
CBS Class B	22,175	1,538,058
†Charter Communications Class A	8,882	2,907,256
Cinemark Holdings	15,721	697,069
Clear Channel Outdoor Holdings Class A	2,039	12,336
Comcast Class A	265,883	9,994,542
†Discovery Communications Class A	16,083	467,854
†Discovery Communications Class C	18,277	517,422
†DISH Network Class A	12,793	812,228
Entercom Communications Class A	1,204	17,217

LVIP Dimensional U.S. Core Equity 1 Fund–14

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media (continued)
Entravision Communications Class A	11,605	$71,951
Gannett	12,945	108,479
†Gray Television	12,929	187,471
†Harte-Hanks	6,110	8,554
†IMAX	1,534	52,156
Interpublic Group	29,757	731,129
John Wiley & Sons Class A	8,331	448,208
†Liberty Braves Group Class A	594	14,220
†Liberty Braves Group Class C	1,227	29,019
†Liberty Broadband Class A	1,624	138,186
†Liberty Broadband Class C	4,561	394,070
†Liberty Media Group Class A	1,485	48,559
†Liberty Media Group Class C	3,069	104,806
†Liberty SiriusXM Group	5,940	231,185
†Liberty SiriusXM Group Class C	12,277	476,102
Lions Gate Entertainment Class A	3,325	88,312
†Lions Gate Entertainment Class B	6,480	157,982
†Live Nation Entertainment	17,689	537,215
†Madison Square Garden Class A	1,945	388,436
Meredith	5,810	375,326
†MSG Networks	7,386	172,463
National CineMedia	6,797	85,846
New York Times Class A	15,478	222,883
News Class A	20,540	267,020
News Class B	8,371	113,009
Nexstar Media Group Class A	5,697	399,645
Omnicom Group	14,332	1,235,562
†Reading International Class A	489	7,599
Regal Entertainment Group Class A	20,086	453,542
Scholastic	4,716	200,760
†Scripps (E.W.) Class A	6,953	162,978
Scripps Networks Interactive Class A	7,846	614,891
Sinclair Broadcast Group Class A	9,958	403,299
Sirius XM Holdings	83,241	428,691
TEGNA	26,053	667,478
Time	16,596	321,133
Time Warner	32,926	3,217,199
Tribune Media Class A	5,496	204,836
Twenty-First Century Fox Class A	52,996	1,716,540
Twenty-First Century Fox Class B	17,580	558,692
Viacom Class A	300	14,625
Viacom Class B	26,734	1,246,339
Walt Disney	64,400	7,302,316

		42,409,575

Metals & Mining–0.62%
†AK Steel Holding	26,497	190,514
Alcoa	7,458	256,555
Allegheny Technologies	11,771	211,407
Carpenter Technology	7,558	281,913
†Century Aluminum	1,404	17,817
†Cliffs Natural Resources	18,689	153,437

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Metals & Mining (continued)
†Coeur Mining	21,436	$173,203
Commercial Metals	17,961	343,594
Compass Minerals International	6,373	432,408
Ferroglobe	8,766	90,553
†Freeport-McMoRan	52,994	708,000
Haynes International	1,268	48,336
Hecla Mining	48,398	256,025
Kaiser Aluminum	1,961	156,684
Materion	3,100	104,005
Newmont Mining	25,436	838,371
Nucor	12,815	765,312
Reliance Steel & Aluminum	6,813	545,176
Royal Gold	7,027	492,241
†Ryerson Holding	607	7,648
Schnitzer Steel Industries	2,756	56,911
Southern Copper	3,216	115,422
Steel Dynamics	16,544	575,070
†Stillwater Mining	15,568	268,859
†SunCoke Energy	1,400	12,544
†TimkenSteel	6,778	128,172
United States Steel	14,338	484,768
Worthington Industries	5,243	236,407

		7,951,352

Multiline Retail–0.58%
Big Lots	8,831	429,893
Dillard’s Class A	6,398	334,232
Dollar General	15,063	1,050,343
†Dollar Tree	7,909	620,540
Fred’s Class A	5,241	68,657
†JC Penney	41,484	255,542
Kohl’s	28,811	1,146,966
Macy’s	31,905	945,664
Nordstrom	16,663	775,996
†Ollie’s Bargain Outlet Holdings	3,936	131,856
Target	30,038	1,657,797

		7,417,486

Multi-Utilities–0.90%
Ameren	14,689	801,873
Avista	8,017	313,064
Black Hills	4,628	307,623
CenterPoint Energy	22,804	628,706
CMS Energy	16,911	756,598
Consolidated Edison	11,555	897,361
Dominion Resources	23,695	1,838,021
DTE Energy	9,673	987,710
MDU Resources Group	15,289	418,460
NiSource	20,881	496,759
NorthWestern	5,837	342,632
Public Service Enterprise Group	19,089	846,597
SCANA	7,858	513,520

LVIP Dimensional U.S. Core Equity 1 Fund–15

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Multi-Utilities (continued)
Sempra Energy	8,892	$982,566
Unitil	1,492	67,185
Vectren	10,681	626,014
WEC Energy Group	12,771	774,306

		11,598,995

Oil, Gas & Consumable Fuels–3.85%
†Abraxas Petroleum	9,714	19,622
Alon USA Energy	9,006	109,783
Anadarko Petroleum	11,224	695,888
†Antero Resources	6,335	144,501
Apache	6,314	324,476
Cabot Oil & Gas	15,184	363,049
†Callon Petroleum	12,029	158,302
†Cheniere Energy	13,897	656,911
Cheniere Energy Partners Holdings	1,388	33,895
†Chesapeake Energy	61,123	363,071
Chevron	73,722	7,915,531
Cimarex Energy	2,056	245,671
†Clayton Williams Energy	525	69,342
†Cobalt International Energy	49,489	26,397
†Concho Resources	2,825	362,561
ConocoPhillips	43,215	2,155,132
†CONSOL Energy	25,588	429,367
†Continental Resources	10,703	486,130
CVR Energy	6,305	126,604
Delek U.S. Holdings	9,540	231,536
†Denbury Resources	3,667	9,461
Devon Energy	8,118	338,683
DHT Holdings	14,019	62,665
†Diamondback Energy	2,433	252,339
†Energen	8,153	443,849
EnLink Midstream	13,242	256,895
EOG Resources	14,108	1,376,235
†EP Energy Class A	16,914	80,341
EQT	7,020	428,922
Exxon Mobil	119,360	9,788,714
GasLog	9,204	141,281
Green Plains	4,898	121,225
†Gulfport Energy	13,145	225,963
Hess	11,154	537,734
HollyFrontier	16,197	459,023
Kinder Morgan	60,700	1,319,618
†Kosmos Energy	37,603	250,436
†Laredo Petroleum	19,201	280,335
Marathon Oil	33,764	533,471
Marathon Petroleum	34,535	1,745,399
Murphy Oil	15,164	433,539
†Newfield Exploration	4,736	174,806
Noble Energy	22,379	768,495
†Oasis Petroleum	18,018	256,937
Occidental Petroleum	18,761	1,188,697

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
ONEOK	15,751	$873,235
Panhandle Oil and Gas Class A	1,806	34,675
†Par Pacific Holdings	1,067	17,595
†Parsley Energy Class A	7,407	240,802
PBF Energy Class A	14,133	313,329
†PDC Energy	5,391	336,129
Phillips 66	14,533	1,151,304
Pioneer Natural Resources	4,157	774,158
†QEP Resources	24,720	314,191
Range Resources	11,488	334,301
†Renewable Energy Group	5,557	58,071
†Rice Energy	17,630	417,831
†RSP Permian	12,683	525,457
Scorpio Tankers	27,600	122,544
SemGroup Class A	5,993	215,748
SM Energy	11,793	283,268
†Southwestern Energy	32,813	268,082
†SRC Energy	17,299	146,004
Targa Resources	9,743	583,606
Teekay	13,659	124,980
Tesoro	18,972	1,537,870
Valero Energy	30,128	1,997,185
Western Refining	17,616	617,793
†Whiting Petroleum	30,928	292,579
Williams	20,050	593,279
World Fuel Services	7,994	289,783
†WPX Energy	32,521	435,456

		49,292,087

Paper & Forest Products–0.16%
†Boise Cascade	5,938	158,545
†Clearwater Paper	2,473	138,488
Deltic Timber	456	35,623
Domtar	10,267	374,951
KapStone Paper and Packaging	17,293	399,468
†Louisiana-Pacific	15,346	380,888
Mercer International	10,372	121,352
Neenah Paper	2,359	176,217
PH Glatfelter	4,944	107,483
†Resolute Forest Products	7,351	40,063
Schweitzer-Mauduit International	4,384	181,585

		2,114,663

Personal Products–0.30%
†Avon Products	40,949	180,176
Coty Class A	38,027	689,429
†Edgewell Personal Care	5,853	428,088
Estee Lauder Class A	12,377	1,049,446
†Herbalife	8,001	465,178
Inter Parfums	3,508	128,217
Medifast	1,745	77,426
Natural Health Trends	1,722	49,766

LVIP Dimensional U.S. Core Equity 1 Fund–16

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Personal Products (continued)
Nu Skin Enterprises Class A	9,513	$528,352
†Revlon Class A	4,768	132,789
†USANA Health Sciences	1,848	106,445

		3,835,312

Pharmaceuticals–3.26%
†Akorn	9,574	230,542
Allergan	12,481	2,981,960
Bristol-Myers Squibb	33,192	1,804,981
†Catalent	17,323	490,587
†Depomed	3,876	48,644
Eli Lilly & Co.	38,525	3,240,338
†Endo International	13,792	153,919
†Horizon Pharma	15,728	232,460
†Impax Laboratories	7,524	95,179
†Innoviva	911	12,599
†Jazz Pharmaceuticals	2,576	373,855
Johnson & Johnson	113,080	14,084,114
†Lannett	7,113	158,975
†Mallinckrodt	8,454	376,795
†Medicines	9,062	443,132
Merck & Co.	87,602	5,566,231
†Mylan	6,277	244,740
Pfizer	255,180	8,729,708
Phibro Animal Health Class A	1,442	40,520
†Prestige Brands Holdings	7,338	407,699
†SciClone Pharmaceuticals	5,143	50,401
†Sucampo Pharmaceuticals Class A	3,401	37,411
†Supernus Pharmaceuticals	3,800	118,940
†Taro Pharmaceutical Industries	2,437	284,203
Zoetis	29,532	1,576,123

		41,784,056

Professional Services–0.63%
†Advisory Board	2,548	119,246
Barrett Business Services	300	16,386
†CBIZ	6,360	86,178
CEB	3,863	303,632
Dun & Bradstreet	4,540	490,048
Equifax	7,987	1,092,142
Exponent	4,158	247,609
†Franklin Covey	993	20,059
†FTI Consulting	6,870	282,838
†GP Strategies	1,772	44,832
Heidrick & Struggles International	2,100	55,335
†Huron Consulting Group	2,990	125,879
†ICF International	3,173	131,045
Insperity	3,305	292,988
Kelly Services Class A	3,655	79,898
Kforce	4,767	113,216
Korn/Ferry International	6,340	199,647
ManpowerGroup	9,027	925,899

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Professional Services (continued)
†Mistras Group	3,448	$73,718
†Navigant Consulting	4,750	108,585
Nielsen Holdings	16,119	665,876
†On Assignment	6,674	323,889
Resources Connection	4,071	68,189
Robert Half International	12,985	634,058
†RPX	7,879	94,548
†TransUnion	1,042	39,961
†TriNet Group	8,091	233,830
†TrueBlue	5,561	152,093
†Verisk Analytics Class A	13,318	1,080,623

		8,102,247

Real Estate Management & Development–0.26%
Alexander & Baldwin	8,202	365,153
†Altisource Portfolio Solutions	2,089	76,875
†CBRE Group Class A	23,540	818,957
†Forestar Group	4,339	59,227
HFF Class A	5,680	157,166
†Howard Hughes	4,225	495,381
Jones Lang LaSalle	4,388	489,043
Kennedy-Wilson Holdings	10,248	227,506
†Marcus & Millichap	3,589	88,218
RE/MAX Holdings	1,148	68,248
Realogy Holdings	15,344	457,098
†St. Joe	3,370	57,458

		3,360,330

Road & Rail–1.25%
AMERCO	1,614	615,241
ArcBest	3,735	97,110
†Avis Budget Group	13,860	409,979
Celadon Group	4,136	27,091
†Covenant Transportation Group Class A	3,400	63,920
CSX	47,982	2,233,562
†Genesee & Wyoming	5,867	398,135
Heartland Express	13,599	272,660
†Hertz Global Holdings	1,947	34,150
JB Hunt Transport Services	10,200	935,748
Kansas City Southern	10,638	912,315
Knight Transportation	13,495	423,068
Landstar System	5,452	466,964
Marten Transport	4,762	111,669
Norfolk Southern	13,859	1,551,792
Old Dominion Freight Line	10,109	865,027
†Roadrunner Transportation Systems	5,207	35,772
Ryder System	10,618	801,022
†Saia	3,643	161,385
†Swift Transportation	17,811	365,838
Union Pacific	46,025	4,874,968
†USA Truck	1,448	10,643

LVIP Dimensional U.S. Core Equity 1 Fund–17

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Road & Rail (continued)
Werner Enterprises	12,297	$322,181
†YRC Worldwide	1,455	16,019

		16,006,259

Semiconductors & Semiconductor Equipment–3.55%
†Advanced Energy Industries	5,778	396,140
†Advanced Micro Devices	62,118	903,817
†Alpha & Omega Semiconductor	1,200	20,628
†Amkor Technology	37,829	438,438
Analog Devices	12,424	1,018,147
Applied Materials	33,111	1,288,018
†Axcelis Technologies	1,050	19,740
Broadcom	6,124	1,340,911
Brooks Automation	9,566	214,278
Cabot Microelectronics	2,668	204,395
†Cavium	1,140	81,692
†CEVA	2,353	83,531
†Cirrus Logic	8,845	536,803
Cohu	497	9,175
†Cree	10,967	293,148
Cypress Semiconductor	32,772	450,943
†Diodes	7,611	183,045
†DSP Group	4,368	52,416
†Entegris	15,222	356,195
†Exar	3,720	48,397
†First Solar	9,258	250,892
†FormFactor	7,433	88,081
†Integrated Device Technology	11,976	283,472
Intel	292,083	10,535,434
IXYS	4,008	58,316
KLA-Tencor	12,919	1,228,209
†Kulicke & Soffa Industries	12,689	257,840
Lam Research	8,046	1,032,785
†Lattice Semiconductor	17,582	121,667
†MACOM Technology Solutions Holdings	3,725	179,917
Marvell Technology Group	34,452	525,738
Maxim Integrated Products	11,953	537,407
†MaxLinear Class A	3,029	84,963
Microchip Technology	8,427	621,744
†Micron Technology	71,704	2,072,246
†Microsemi	9,527	490,926
MKS Instruments	6,800	467,500
Monolithic Power Systems	128	11,789
†Nanometrics	2,667	81,237
†NeoPhotonics	2,126	19,155
NVE	50	4,139
NVIDIA	46,520	5,067,424
†ON Semiconductor	59,904	927,913
†PDF Solutions	3,040	68,765
†Photronics	5,636	60,305
Power Integrations	2,120	139,390

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Qorvo	6,884	$471,967
QUALCOMM	55,727	3,195,386
†Rambus	9,571	125,763
†Rudolph Technologies	4,102	91,885
†Semtech	6,166	208,411
†Sigma Designs	1,968	12,300
†Silicon Laboratories	3,260	239,773
Skyworks Solutions	10,149	994,399
†SunPower	12,428	75,811
†Synaptics	4,025	199,278
Teradyne	22,477	699,035
Texas Instruments	55,321	4,456,660
†Ultratech	3,675	108,853
†Veeco Instruments	5,210	155,519
†Versum Materials	4,068	124,481
†Xcerra	5,880	52,273
Xilinx	16,247	940,539
Xperi	7,199	244,406

		45,553,850

Software–3.71%
†ACI Worldwide	14,185	303,417
Activision Blizzard	15,960	795,766
†Adobe Systems	9,671	1,258,487
†ANSYS	5,401	577,205
†Aspen Technology	10,168	599,099
†Autodesk	4,443	384,186
†Barracuda Networks	2,732	63,137
Blackbaud	4,439	340,338
†BroadSoft	500	20,100
CA	53,474	1,696,195
†Cadence Design Systems	19,616	615,942
CDK Global	6,967	452,925
†Citrix Systems	8,053	671,540
†Dell Technologies Class V	12,928	828,426
†Electronic Arts	13,033	1,166,714
†Ellie Mae	801	80,316
†EnerNOC	4,615	27,690
Fair Isaac	3,741	482,402
†FireEye	6,823	86,038
†Fortinet	3,418	131,080
†Globant	250	9,100
†Guidewire Software	3,953	222,672
Intuit	14,939	1,732,775
†Manhattan Associates	8,875	461,944
Microsoft	319,000	21,009,340
†MicroStrategy	1,106	207,707
Monotype Imaging Holdings	3,104	62,390
†Nuance Communications	30,262	523,835
Oracle	133,496	5,955,257
†Paycom Software	2,924	168,159
Pegasystems	8,394	368,077

LVIP Dimensional U.S. Core Equity 1 Fund–18

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
Progress Software	4,679	$135,925
†PTC	6,288	330,434
QAD Class A	1,105	30,774
†Qualys	453	17,169
†RealPage	4,008	139,879
†Red Hat	9,877	854,361
†salesforce.com	8,643	712,961
†Seachange International	2,000	4,960
†ServiceNow	3,069	268,445
†Silver Spring Networks	2,590	29,241
†Splunk	2,645	164,757
SS&C Technologies Holdings	10,860	384,444
Symantec	16,929	519,382
†Synchronoss Technologies	4,423	107,921
†Synopsys	8,263	596,010
†Tableau Software Class A	2,254	111,686
†Take-Two Interactive Software	6,889	408,311
†Telenav	2,300	19,895
TiVo	16,231	304,331
†Tyler Technologies	1,278	197,528
†Ultimate Software Group	1,171	228,591
†VASCO Data Security International	584	7,884
†Verint Systems	3,983	172,763
†VMware Class A	1,975	181,977
†Workday Class A	1,507	125,503
†Zedge Class B	1,132	3,475
†Zynga Class A	82,444	234,965

		47,595,831

Specialty Retail–3.48%
Aaron’s	13,763	409,312
Abercrombie & Fitch	1,003	11,966
Advance Auto Parts	4,940	732,404
American Eagle Outfitters	28,359	397,877
†America’s Car-Mart	962	35,065
†Asbury Automotive Group	5,290	317,929
†Ascena Retail Group	28,043	119,463
†AutoNation	13,117	554,718
†AutoZone	1,214	877,783
Barnes & Noble	9,682	89,559
†Barnes & Noble Education	6,119	58,681
Bed Bath & Beyond	20,862	823,215
Best Buy	44,427	2,183,587
Big 5 Sporting Goods	900	13,590
†Build-A-Bear Workshop	2,901	25,674
†Burlington Stores	4,740	461,155
†Cabela’s	9,948	528,338
Caleres	7,320	193,394
†CarMax	11,906	705,073
Cato Class A	4,303	94,494
Chico’s FAS	18,957	269,189
Children’s Place	3,021	362,671

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
Citi Trends	2,149	$36,533
CST Brands	12,256	589,391
Dick’s Sporting Goods	11,492	559,201
DSW Class A	11,901	246,113
†Express	12,788	116,499
Finish Line Class A	5,944	84,583
†Five Below	5,269	228,200
Foot Locker	14,273	1,067,763
†Francesca’s Holdings	6,695	102,768
GameStop Class A	18,683	421,302
Gap	31,510	765,378
†Genesco	3,102	172,006
GNC Holdings	14,677	108,023
Group 1 Automotive	3,419	253,280
Guess	11,019	122,862
Haverty Furniture	2,655	64,649
†Hibbett Sports	4,645	137,027
Home Depot	73,781	10,833,264
†Kirkland’s	2,488	30,851
L Brands	11,417	537,741
Lithia Motors Class A	3,884	332,665
Lowe’s	54,082	4,446,081
†MarineMax	2,439	52,804
†Michaels	7,693	172,246
Monro Muffler Brake	3,844	200,272
†Murphy USA	7,912	580,899
Office Depot	4,866	22,700
†O’Reilly Automotive	5,785	1,561,024
†Party City Holdco	1,834	25,768
Penske Automotive Group	13,958	653,374
Rent-A-Center	8,035	71,270
†RH	5,147	238,100
Ross Stores	23,514	1,548,867
†Sally Beauty Holdings	19,812	404,957
†Select Comfort	8,853	219,466
Shoe Carnival	1,575	38,698
Signet Jewelers	8,178	566,490
Sonic Automotive Class A	5,355	107,368
†Sportsman’s Warehouse Holdings	165	789
Stage Stores	4,087	10,585
Staples	33,564	294,356
Stein Mart	6,897	20,760
Tailored Brands	2,664	39,800
Tiffany & Co.	8,129	774,694
Tile Shop Holdings	2,643	50,878
TJX	38,771	3,066,011
Tractor Supply	10,859	748,945
†Ulta Beauty	4,365	1,245,029
†Urban Outfitters	22,925	544,698
†Vitamin Shoppe	3,839	77,356
†West Marine	1,000	9,540
Williams-Sonoma	11,411	611,858

LVIP Dimensional U.S. Core Equity 1 Fund–19

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
†Zumiez	4,241	$77,610

		44,558,529

Technology Hardware, Storage & Peripherals–4.37%
Apple	331,435	47,613,952
†Avid Technology	6,614	30,821
†Cray	1,551	33,967
Diebold Nixdorf	5,855	179,749
†Electronics For Imaging	5,336	260,557
Hewlett Packard Enterprise	75,577	1,791,175
HP	77,017	1,377,064
†NCR	16,424	750,248
NetApp	23,621	988,539
Seagate Technology	26,122	1,199,783
†Super Micro Computer	6,166	156,308
Western Digital	13,187	1,088,323
Xerox	75,525	554,354

		56,024,840

Textiles, Apparel & Luxury Goods–0.86%
Carter’s	4,642	416,852
Coach	19,971	825,401
Columbia Sportswear	6,536	383,990
†Crocs	5,293	37,422
Culp	695	21,684
†Deckers Outdoor	5,238	312,866
†Fossil Group	8,573	149,599
†G-III Apparel Group	5,901	129,173
Hanesbrands	28,474	591,120
†Kate Spade & Co.	11,466	266,355
†Lululemon athletica	9,083	471,135
†Michael Kors Holdings	15,972	608,693
Movado Group	2,255	56,262
NIKE Class B	64,610	3,600,715
Oxford Industries	2,792	159,870
†Perry Ellis International	2,325	49,941
PVH	4,626	478,652
Ralph Lauren	4,415	360,352
†Skechers U.S.A. Class A	13,059	358,470
†Steven Madden	7,834	302,001
†Under Armour Class A	8,228	162,750
†Under Armour Class C	8,286	151,634
†Vera Bradley	810	7,541
VF	12,928	710,652
Wolverine World Wide	16,475	411,381

		11,024,511

Thrifts & Mortgage Finance–0.42%
Astoria Financial	15,660	321,187
Beneficial Bancorp	11,715	187,440
†BofI Holding	7,624	199,215
Capitol Federal Financial	21,314	311,824
Clifton Bancorp	3,028	49,023

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Thrifts & Mortgage Finance (continued)
Dime Community Bancshares	6,872	$139,502
†Essent Group	3,604	130,357
EverBank Financial	18,905	368,269
First Defiance Financial	802	39,707
†Flagstar Bancorp	7,368	207,704
†HomeStreet	2,845	79,518
Kearny Financial	1,011	15,216
Meridian Bancorp	8,312	152,110
Meta Financial Group	741	65,578
†MGIC Investment	35,831	362,968
New York Community Bancorp	25,070	350,228
†NMI Holdings Class A	299	3,409
Northfield Bancorp	6,724	121,166
Northwest Bancshares	14,286	240,576
OceanFirst Financial	629	17,722
Oritani Financial	6,244	106,148
†PennyMac Financial Services Class A	1,643	28,013
†PHH	1,434	18,255
Provident Financial Services	9,985	258,112
Radian Group	23,244	417,462
TFS Financial	9,915	164,787
TrustCo Bank	12,472	97,905
United Community Financial	2,888	24,086
United Financial Bancorp	4,707	80,066
†Walker & Dunlop	4,483	186,896
Washington Federal	10,936	361,982
Waterstone Financial	3,925	71,631
WSFS Financial	3,684	169,280

		5,347,342

Tobacco–1.30%
Altria Group	112,753	8,052,819
Philip Morris International	58,687	6,625,762
Reynolds American	24,190	1,524,454
Universal	2,033	143,835
Vector Group	14,950	310,960

		16,657,830

Trading Companies & Distributors–0.62%
Air Lease	16,007	620,271
Applied Industrial Technologies	5,007	309,683
†Beacon Roofing Supply	6,388	314,034
†BMC Stock Holdings	522	11,797
†CAI International	2,879	45,316
†DXP Enterprises	131	4,961
Fastenal	18,484	951,926
H&E Equipment Services	2,771	67,945
†HD Supply Holdings	11,623	477,996
†Herc Holdings	1,633	79,837
Kaman	3,636	175,001
†MRC Global	13,960	255,887
MSC Industrial Direct	6,411	658,794

LVIP Dimensional U.S. Core Equity 1 Fund–20

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Trading Companies & Distributors (continued)
†NOW	8,471	$143,668
†Rush Enterprises Class A	69	2,283
Triton International	4,292	110,691
†United Rentals	12,021	1,503,226
†Univar	7,423	227,589
†Veritiv	1,100	56,980
Watsco	3,045	435,983
†WESCO International	6,714	466,959
WW Grainger	4,437	1,032,756

		7,953,583

Transportation Infrastructure–0.03%
Macquarie Infrastructure	5,269	424,576

		424,576

Water Utilities–0.14%
American States Water	4,789	212,153
American Water Works	10,364	806,008
Aqua America	10,568	339,761
California Water Service Group	6,748	241,916
Connecticut Water Service	819	43,530
Middlesex Water	1,357	50,141
SJW Group	2,258	108,881
York Water	591	20,714

		1,823,104

Wireless Telecommunication Services–0.19%
†Boingo Wireless	4,098	53,233
Shenandoah Telecommunications	6,684	187,486
Spok Holdings	1,858	35,302
†Sprint	74,780	649,090

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Wireless Telecommunication Services (continued)
Telephone & Data Systems	13,099	$347,255
†T-Mobile US	15,158	979,055
†United States Cellular	3,838	143,273

		2,394,694

Total Common Stock (Cost $960,052,839)		1,276,642,076

	Principal Amount°

CORPORATE BOND–0.00%
Machinery–0.00%
Mueller Industries 6.00% 3/1/27	39,000	38,903

Total Corporate Bond (Cost $39,000)		38,903

	Number of Shares

RIGHTS–0.00%
†=Dyax	7,132	7,917
†=Media General	16,818	31,954

Total Rights (Cost $7,917)		39,871

MONEY MARKET FUND–0.26%

Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	3,270,680	3,270,680

Total Money Market Fund (Cost $3,270,680)		3,270,680

TOTAL VALUE OF SECURITIES–99.88% (Cost $963,370,436)	1,279,991,530
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.12%	1,573,605

NET ASSETS APPLICABLE TO 44,721,080 SHARES OUTSTANDING–100.00%	$1,281,565,135

†	Non-income producing for the period.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2017, the aggregate value of fair valued securities was $39,871, which represents 0.00% of the Fund’s net assets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

IT–Information Technology

See accompanying notes.

LVIP Dimensional U.S. Core Equity 1 Fund–21

LVIP Dimensional U.S. Core Equity 1 Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional U.S. Core Equity 1 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$963,370,436

Aggregate unrealized appreciation	$379,570,443
Aggregate unrealized depreciation	(62,949,349)

Net unrealized appreciation	$316,621,094

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Dimensional U.S. Core Equity 1 Fund–22

LVIP Dimensional U.S. Core Equity 1 Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Common Stock
Aerospace & Defense	$33,331,951	$—	$—	$33,331,951
Air Freight & Logistics	9,502,005	—	—	9,502,005
Airlines	11,713,239	—	—	11,713,239
Auto Components	10,361,367	—	—	10,361,367
Automobiles	8,032,538	—	—	8,032,538
Banks	88,792,534	281,045	—	89,073,579
Beverages	21,494,167	—	—	21,494,167
Biotechnology	29,815,807	—	—	29,815,807
Building Products	8,023,523	—	—	8,023,523
Capital Markets	33,958,143	—	—	33,958,143
Chemicals	34,938,041	—	—	34,938,041
Commercial Services & Supplies	12,872,520	—	—	12,872,520
Communications Equipment	15,102,041	—	—	15,102,041
Construction & Engineering	5,534,549	—	—	5,534,549
Construction Materials	2,436,613	—	—	2,436,613
Consumer Finance	13,777,438	—	—	13,777,438
Containers & Packaging	10,155,070	—	—	10,155,070
Distributors	2,432,328	—	—	2,432,328
Diversified Consumer Services	3,673,812	—	—	3,673,812
Diversified Financial Services	11,862,661	—	—	11,862,661
Diversified Telecommunication Services	29,681,937	—	—	29,681,937
Electric Utilities	20,050,780	—	—	20,050,780
Electrical Equipment	9,211,227	—	—	9,211,227
Electronic Equipment, Instruments & Components	17,908,756	—	—	17,908,756
Energy Equipment & Services	10,567,031	—	—	10,567,031
Equity Real Estate Investment Trusts	488,582	—	—	488,582
Food & Staples Retailing	22,336,324	—	—	22,336,324
Food Products	22,089,691	313,144	—	22,402,835
Gas Utilities	4,377,936	—	—	4,377,936
Health Care Equipment & Supplies	25,696,388	21,553	—	25,717,941
Health Care Providers & Services	37,066,902	—	—	37,066,902
Health Care Technology	1,922,474	—	—	1,922,474
Hotels, Restaurants & Leisure	29,719,855	—	—	29,719,855
Household Durables	11,249,543	—	—	11,249,543
Household Products	15,391,111	—	—	15,391,111
Independent Power & Renewable Electricity Producers	2,418,084	—	—	2,418,084
Industrial Conglomerates	16,993,628	—	—	16,993,628
Insurance	41,603,134	535,323	—	42,138,457
Internet & Direct Marketing Retail	23,350,904	—	—	23,350,904
Internet Software & Services	30,369,342	—	—	30,369,342
IT Services	52,618,366	—	—	52,618,366
Leisure Products	3,324,094	—	—	3,324,094
Life Sciences Tools & Services	10,825,432	—	—	10,825,432
Machinery	34,089,191	373,550	—	34,462,741
Marine	725,350	—	—	725,350
Media	42,409,575	—	—	42,409,575
Metals & Mining	7,951,352	—	—	7,951,352
Multiline Retail	7,417,486	—	—	7,417,486
Multi-Utilities	11,598,995	—	—	11,598,995
Oil, Gas & Consumable Fuels	49,292,087	—	—	49,292,087

LVIP Dimensional U.S. Core Equity 1 Fund–23

LVIP Dimensional U.S. Core Equity 1 Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Paper & Forest Products	$2,114,663	$—	$—	$2,114,663
Personal Products	3,835,312	—	—	3,835,312
Pharmaceuticals	41,784,056	—	—	41,784,056
Professional Services	8,102,247	—	—	8,102,247
Real Estate Management & Development	3,360,330	—	—	3,360,330
Road & Rail	16,006,259	—	—	16,006,259
Semiconductors & Semiconductor Equipment	45,553,850	—	—	45,553,850
Software	45,899,636	1,696,195	—	47,595,831
Specialty Retail	44,558,529	—	—	44,558,529
Technology Hardware, Storage & Peripherals	56,024,840	—	—	56,024,840
Textiles, Apparel & Luxury Goods	11,024,511	—	—	11,024,511
Thrifts & Mortgage Finance	5,347,342	—	—	5,347,342
Tobacco	16,657,830	—	—	16,657,830
Trading Companies & Distributors	7,953,583	—	—	7,953,583
Transportation Infrastructure	424,576	—	—	424,576
Water Utilities	1,823,104	—	—	1,823,104
Wireless Telecommunication Services	2,394,694	—	—	2,394,694
Corporate Bond	—	38,903	—	38,903
Rights	—	—	39,871	39,871
Money Market Fund	3,270,680	—	—	3,270,680

Total Investments	$1,276,691,946	$3,259,713	$39,871	$1,279,991,530

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP Dimensional U.S. Core Equity 1 Fund–24

LVIP Delaware Social Awareness Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.60%
Aerospace & Defense–1.85%
Rockwell Collins	134,000	$13,019,440

		13,019,440

Airlines–0.50%
Southwest Airlines	65,600	3,526,656

		3,526,656

Auto Components–1.11%
BorgWarner	186,900	7,810,551

		7,810,551

Automobiles–0.94%
Ford Motor	568,100	6,612,684

		6,612,684

Banks–3.70%
East West Bancorp	103,800	5,357,118
KeyCorp	478,100	8,500,618
U.S. Bancorp	236,300	12,169,450

		26,027,186

Biotechnology–3.97%
AbbVie	55,900	3,642,444
†Alkermes	54,500	3,188,250
†Celgene	73,900	9,195,377
Gilead Sciences	111,800	7,593,456
†Vertex Pharmaceuticals	39,400	4,308,390

		27,927,917

Capital Markets–5.39%
BlackRock	23,900	9,165,889
Intercontinental Exchange	132,250	7,917,808
Invesco	290,200	8,888,826
Raymond James Financial	69,900	5,330,574
State Street	83,900	6,679,279

		37,982,376

Chemicals–1.63%
†Axalta Coating Systems	258,500	8,323,700
Praxair	26,400	3,131,040

		11,454,740

Communications Equipment–1.09%
Cisco Systems	226,600	7,659,080

		7,659,080

Consumer Finance–1.44%
Capital One Financial	117,150	10,152,219

		10,152,219

Containers & Packaging–0.85%
WestRock	115,500	6,009,465

		6,009,465

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Telecommunication Services–2.39%
AT&T	406,000	$16,869,300

		16,869,300

Electric Utilities–1.61%
PPL	303,200	11,336,648

		11,336,648

Electrical Equipment–0.25%
Acuity Brands	8,800	1,795,200

		1,795,200

Equity Real Estate Investment Trusts–4.66%
American Tower	97,800	11,886,612
Host Hotels & Resorts	420,700	7,850,262
Life Storage	61,000	5,009,320
National Retail Properties	184,600	8,052,252

		32,798,446

Food & Staples Retailing–1.76%
Casey’s General Stores	37,200	4,175,700
CVS Health	104,900	8,234,650

		12,410,350

Food Products–1.51%
General Mills	103,800	6,125,238
Pinnacle Foods	77,600	4,490,712

		10,615,950

Health Care Equipment & Supplies–2.54%
Abbott Laboratories	182,100	8,087,061
†DexCom	50,700	4,295,811
†Edwards Lifesciences	58,300	5,484,281

		17,867,153

Health Care Providers & Services–2.12%
Cigna	61,000	8,935,890
†Express Scripts Holding	91,500	6,030,765

		14,966,655

Hotels, Restaurants & Leisure–2.05%
Aramark	132,700	4,892,649
Starbucks	163,400	9,540,926

		14,433,575

Household Durables–1.22%
Newell Brands	182,226	8,595,600

		8,595,600

Industrial Conglomerates–1.22%
Roper Technologies	41,500	8,569,335

		8,569,335

Insurance–5.91%
Aflac	157,800	11,427,876
Arthur J. Gallagher & Co.	68,100	3,850,374

LVIP Delaware Social Awareness Fund–1

LVIP Delaware Social Awareness Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
Prudential Financial	103,100	$10,998,708
Reinsurance Group of America	35,600	4,520,488
Travelers	58,600	7,063,644
Validus Holdings	66,900	3,772,491

		41,633,581

Internet & Direct Marketing Retail–1.46%
†Amazon.com	11,600	10,283,864

		10,283,864

Internet Software & Services–5.39%
†Alphabet Class A	32,800	27,807,840
†Facebook Class A	71,400	10,142,370

		37,950,210

IT Services–1.01%
Accenture Class A	59,600	7,144,848

		7,144,848

Life Sciences Tools & Services–0.96%
Thermo Fisher Scientific	43,900	6,743,040

		6,743,040

Machinery–2.37%
Lincoln Electric Holdings	87,100	7,565,506
Parker-Hannifin	56,800	9,106,176

		16,671,682

Media–5.17%
Cinemark Holdings	146,800	6,509,112
Comcast Class A	318,600	11,976,174
Walt Disney	158,200	17,938,298

		36,423,584

Oil, Gas & Consumable Fuels–6.12%
EOG Resources	123,400	12,037,670
EQT	94,700	5,786,170
Noble Energy	208,300	7,153,022
Occidental Petroleum	99,400	6,297,984
Pioneer Natural Resources	63,700	11,862,851

		43,137,697

Pharmaceuticals–3.82%
Allergan	39,203	9,366,381
Merck & Co.	142,600	9,060,804
Pfizer	248,700	8,508,027

		26,935,212

Professional Services–1.51%
Nielsen Holdings	162,400	6,708,744
†TransUnion	102,200	3,919,370

		10,628,114

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Road & Rail–1.68%
Union Pacific	111,400	$11,799,488

		11,799,488

Semiconductors & Semiconductor Equipment–4.99%
Analog Devices	36,400	2,982,980
Broadcom	53,600	11,736,256
Intel	350,300	12,635,321
Maxim Integrated Products	107,300	4,824,208
QUALCOMM	51,700	2,964,478

		35,143,243

Software–6.49%
†Adobe Systems	95,100	12,375,363
Microsoft	292,800	19,283,808
†salesforce.com	113,900	9,395,611
†Tyler Technologies	30,300	4,683,168

		45,737,950

Specialty Retail–2.52%
Home Depot	96,200	14,125,046
Tractor Supply	53,000	3,655,410

		17,780,456

Technology Hardware, Storage & Peripherals–3.62%
Apple	177,300	25,470,918

		25,470,918

Textiles, Apparel & Luxury Goods–1.17%
NIKE Class B	147,800	8,236,894

		8,236,894

Thrifts & Mortgage Finance–0.61%
†MGIC Investment	421,600	4,270,808

		4,270,808

Total Common Stock (Cost $460,923,373)		694,432,115

MONEY MARKET FUND–1.90%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	13,355,844	13,355,844

Total Money Market Fund (Cost $13,355,844)		13,355,844

LVIP Delaware Social Awareness Fund–2

LVIP Delaware Social Awareness Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–100.50% (Cost $474,279,217)	$707,787,959
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.50%)	(3,530,863)

NET ASSETS APPLICABLE TO 18,032,332 SHARES OUTSTANDING–100.00%	$704,257,096

†	Non-income producing for the period.

IT–Information Technology

See accompanying notes.

LVIP Delaware Social Awareness Fund–3

LVIP Delaware Social Awareness Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Social Awareness Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$474,279,217

Aggregate unrealized appreciation	$238,824,286
Aggregate unrealized depreciation	(5,315,544)

Net unrealized appreciation	$233,508,742

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Delaware Social Awareness Fund–4

LVIP Delaware Social Awareness Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:

Assets:
Common Stock	$694,432,115
Money Market Fund	13,355,844

Total Investments	$707,787,959

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP Delaware Social Awareness Fund–5

LVIP Delaware Special Opportunities Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.85%
Aerospace & Defense–0.71%
Spirit AeroSystems Holdings Class A	80,200	$4,645,184

		4,645,184

Airlines–0.92%
Southwest Airlines	113,200	6,085,632

		6,085,632

Auto Components–1.16%
BorgWarner	104,700	4,375,413
Tenneco	51,800	3,233,356

		7,608,769

Banks–10.82%
Bank of Hawaii	89,700	7,387,692
Comerica	214,200	14,689,836
East West Bancorp	456,900	23,580,609
Fifth Third Bancorp	395,000	10,033,000
Hancock Holding	191,700	8,731,935
Zions Bancorporation	163,600	6,871,200

		71,294,272

Beverages–1.10%
Dr Pepper Snapple Group	74,000	7,246,080

		7,246,080

Building Products–1.59%
Johnson Controls International	87,695	3,693,713
†USG	213,200	6,779,760

		10,473,473

Capital Markets–2.52%
Raymond James Financial	217,950	16,620,867

		16,620,867

Chemicals–7.08%
Albemarle	84,000	8,873,760
†Axalta Coating Systems	311,300	10,023,860
Celanese Class A	110,600	9,937,410
Eastman Chemical	105,600	8,532,480
†GCP Applied Technologies	78,600	2,566,290
WR Grace & Co.	96,700	6,740,957

		46,674,757

Commercial Services & Supplies–0.79%
Brink’s	97,800	5,227,410

		5,227,410

Construction & Engineering–2.60%
†AECOM	213,000	7,580,670
KBR	311,100	4,675,833
†Quanta Services	130,700	4,850,277

		17,106,780

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Consumer Finance–0.72%
Synchrony Financial	137,900	$4,729,970

		4,729,970

Containers & Packaging–2.58%
†Berry Plastics Group	218,182	10,597,100
Graphic Packaging Holding	495,500	6,377,085

		16,974,185

Diversified Consumer Services–0.80%
Service Corp. International	171,600	5,299,008

		5,299,008

Electric Utilities–3.86%
Edison International	112,500	8,956,125
IDACORP	101,800	8,445,328
PPL	214,100	8,005,199

		25,406,652

Electronic Equipment, Instruments & Components–2.86%
Avnet	252,900	11,572,704
†Flex	97,300	1,634,640
†Keysight Technologies	155,950	5,636,033

		18,843,377

Energy Equipment & Services–2.12%
Helmerich & Payne	50,700	3,375,099
†Rowan	213,600	3,327,888
†Superior Energy Services	509,600	7,266,896

		13,969,883

Equity Real Estate Investment Trusts–7.31%
Apartment Investment & Management Class A	93,800	4,160,030
Brandywine Realty Trust	554,600	9,001,158
CBL & Associates Properties	367,500	3,505,950
Equity Residential	106,500	6,626,430
Highwoods Properties	184,000	9,039,920
Host Hotels & Resorts	509,400	9,505,404
Kimco Realty	287,400	6,348,666

		48,187,558

Food Products–0.97%
JM Smucker	48,600	6,370,488

		6,370,488

Health Care Equipment & Supplies–2.18%
Becton Dickinson & Co.	29,100	5,338,104
Zimmer Biomet Holdings	73,700	8,999,507

		14,337,611

Health Care Providers & Services–2.13%
Cigna	33,300	4,878,117
†MEDNAX	59,500	4,128,110

LVIP Delaware Special Opportunities Fund–1

LVIP Delaware Special Opportunities Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
Quest Diagnostics	51,100	$5,017,509

		14,023,736

Hotels, Restaurants & Leisure–1.72%
Darden Restaurants	61,300	5,128,971
Marriott International Class A	65,740	6,191,393

		11,320,364

Household Durables–1.10%
DR Horton	217,033	7,229,369

		7,229,369

Insurance–11.29%
American Financial Group	242,750	23,163,205
Reinsurance Group of America	117,600	14,932,848
Torchmark	205,150	15,804,756
Validus Holdings	172,300	9,715,997
WR Berkley	151,950	10,732,230

		74,349,036

IT Services–1.48%
†Fiserv	84,500	9,743,695

		9,743,695

Leisure Products–0.95%
Hasbro	62,600	6,248,732

		6,248,732

Life Sciences Tools & Services–2.29%
Agilent Technologies	147,900	7,819,473
Thermo Fisher Scientific	47,500	7,296,000

		15,115,473

Machinery–2.40%
ITT	187,100	7,674,842
Stanley Black & Decker	61,400	8,158,218

		15,833,060

Media–1.59%
Cinemark Holdings	127,600	5,657,784
Meredith	74,625	4,820,775

		10,478,559

Multiline Retail–0.48%
Macy’s	106,800	3,165,552

		3,165,552

Multi-Utilities–2.66%
Public Service Enterprise Group	200,700	8,901,045
WEC Energy Group	142,600	8,645,838

		17,546,883

Oil, Gas & Consumable Fuels–5.52%
Marathon Oil	309,100	4,883,780
†Newfield Exploration	304,200	11,228,022

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
SM Energy	365,100	$8,769,702
Tesoro	102,300	8,292,438
†Whiting Petroleum	337,300	3,190,858

		36,364,800

Professional Services–0.64%
ManpowerGroup	41,200	4,225,884

		4,225,884

Road & Rail–1.71%
CSX	138,000	6,423,900
JB Hunt Transport Services	53,000	4,862,220

		11,286,120

Semiconductors & Semiconductor Equipment–1.93%
†Qorvo	72,500	4,970,600
Teradyne	249,300	7,753,230

		12,723,830

Software–4.73%
†Citrix Systems	41,900	3,494,041
Symantec	296,700	9,102,756
†Synopsys	257,700	18,587,901

		31,184,698

Specialty Retail–0.34%
Staples	254,300	2,230,211

		2,230,211

Technology Hardware, Storage & Peripherals–0.79%
Western Digital	63,200	5,215,896

		5,215,896

Textiles, Apparel & Luxury Goods–0.58%
VF	69,900	3,842,403

		3,842,403

Trading Companies & Distributors–1.83%
†HD Supply Holdings	161,400	6,637,575
†United Rentals	43,300	5,414,665

		12,052,240

Total Common Stock (Cost $410,011,978)		651,282,497

MONEY MARKET FUND–0.04%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	224,706	224,706

Total Money Market Fund (Cost $224,706)		224,706

LVIP Delaware Special Opportunities Fund–2

LVIP Delaware Special Opportunities Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENT–0.17%
≠Discounted Commercial Paper–0.17%
Abbey National Treasury Services 0.81% 4/3/17	1,145,000	$1,144,948

Total Short-Term Investment (Cost $1,144,948)		1,144,948

TOTAL VALUE OF SECURITIES–99.06% (Cost $411,381,632)	$652,652,151
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.94%	6,210,677

NET ASSETS APPLICABLE TO 16,075,026 SHARES OUTSTANDING–100.00%	$658,862,828

†	Non-income producing for the period.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars.

IT–Information Technology

See accompanying notes.

LVIP Delaware Special Opportunities Fund–3

LVIP Delaware Special Opportunities Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Special Opportunities Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2017, the cost of investments for federal income tax purpose has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$411,381,632

Aggregate unrealized appreciation	$274,810,508
Aggregate unrealized depreciation	(33,539,989)

Net unrealized appreciation	$241,270,519

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Delaware Special Opportunities Fund–4

LVIP Delaware Special Opportunities Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Total
Investments:

Assets:
Common Stock	$651,282,497	$—	$651,282,497
Money Market Fund	224,706	—	224,706
Short-Term Investment	—	1,144,948	1,144,948

Total Investments	$651,507,203	$1,144,948	$652,652,151

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP Delaware Special Opportunities Fund–5

LVIP Dimensional International Equity Managed Volatility Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–46.67%
International Equity Fund–46.67%
*Lincoln Variable Insurance Products Trust - LVIP Dimensional International Core Equity Fund	14,674,276	$144,776,409

Total Affiliated Investment (Cost $139,595,203)		144,776,409

UNAFFILIATED INVESTMENTS–52.95%
Common Stock–0.00%
Bank of East Asia	1,968	8,142

		8,142

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
International Equity Fund–46.37%
**DFA International Value Portfolio	8,126,534	$143,839,644

		143,839,644

Money Market Fund–6.58%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	20,415,556	20,415,556

		20,415,556

Total Unaffiliated Investments (Cost $135,366,675)		164,263,342

TOTAL VALUE OF SECURITIES–99.62% (Cost $274,961,878)	309,039,751
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.38%	1,175,786

NET ASSETS APPLICABLE TO 33,262,632 SHARES OUTSTANDING–100.00%	$310,215,537

*	Standard Class shares.

**	Class I shares.

«	Includes $651,216 cash collateral due to broker and $1,838,733 foreign currencies collateral held at broker for futures contracts as of March 31, 2017.

The following futures contracts were outstanding at March 31, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
Currency Contracts:
65	British Pound	$4,955,414	$5,100,875	6/20/17	$145,461
65	Euro	8,608,226	8,711,625	6/20/17	103,399
55	Japanese Yen	6,027,134	6,195,406	6/20/17	168,272

					417,132

Equity Contracts:
252	Euro STOXX 50 Index	8,957,153	9,210,239	6/19/17	253,086
59	FTSE 100 Index	5,396,586	5,378,129	6/19/17	(18,457)
36	Nikkei 225 Index (OSE)	6,220,566	6,114,794	6/9/17	(105,772)

					128,857

Total					$545,989

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

See accompanying notes.

LVIP Dimensional International Equity Managed Volatility Fund–1

LVIP Dimensional International Equity Managed Volatility Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional International Equity Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Investments in government money market funds have a stable NAV. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$274,961,878

Aggregate unrealized appreciation	$34,077,881
Aggregate unrealized depreciation	(8)

Net unrealized appreciation	$34,077,873

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:

Assets:
Affiliated Investment	$144,776,409
Unaffiliated Investments	164,263,342

Total Investments	$309,039,751

Derivatives:

Assets:
Futures Contracts	$670,218

Liabilities:
Futures Contracts	$(124,229)

LVIP Dimensional International Equity Managed Volatility Fund–2

LVIP Dimensional International Equity Managed Volatility Fund

Notes (continued)

2. Investments (continued)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/17	Dividends	Capital Gain Distributions
LVIP Dimensional International Core Equity Fund	$133,836,090	$4,601,541	$3,490,269	$(135,931)	$9,964,978	$144,776,409	$—	$—

4. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP Dimensional International Equity Managed Volatility Fund–3

LVIP Dimensional U.S. Equity Managed Volatility Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–55.86%
Equity Fund–55.86%
*Lincoln Variable Insurance Products Trust - LVIP Dimensional U.S. Core Equity 2 Fund	33,053,619	$371,555,732

Total Affiliated Investment (Cost $330,705,749)		371,555,732

UNAFFILIATED INVESTMENTS–43.99%
Equity Fund–37.16%
**DFA U.S. Large Company Portfolio	13,455,941	247,185,632

		247,185,632

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
Money Market Fund–6.83%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	45,445,392	$45,445,392

		45,445,392

Total Unaffiliated Investments (Cost $248,692,505)		292,631,024

TOTAL VALUE OF SECURITIES–99.85% (Cost $579,398,254)	664,186,756
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.15%	1,001,889

NET ASSETS APPLICABLE TO 49,000,978 SHARES OUTSTANDING–100.00%	$665,188,645

*	Standard Class shares.

**	Institutional Class shares.

«	Includes $1,735,670 cash collateral held at broker for futures contracts as of March 31, 2017.

The following futures contracts were outstanding at March 31, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
Equity Contracts:
62	E-mini Russell 2000 Index	$4,237,515	$4,291,640	6/19/17	$54,125
247	E-mini S&P 500 Index	29,205,092	29,136,120	6/17/17	(68,972)
52	E-mini S&P MidCap 400 Index	8,897,503	8,934,640	6/19/17	37,137

Total					$22,290

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

S&P–Standard & Poor’s

See accompanying notes.

LVIP Dimensional U.S. Equity Managed Volatility Fund–1

LVIP Dimensional U.S. Equity Managed Volatility Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional U.S. Equity Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Investments in government money market funds have a stable NAV. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$579,398,254

Aggregate unrealized appreciation	$84,788,502
Aggregate unrealized depreciation	—

Net unrealized appreciation	$84,788,502

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:

Assets:
Affiliated Investment	$371,555,732
Unaffiliated Investments	292,631,024

Total Investments	$664,186,756

Derivatives:

Assets:
Futures Contracts	$91,262

Liabilities:
Futures Contracts	$(68,972)

There were no Level 3 investments at the beginning or end of the period.

LVIP Dimensional U.S. Equity Managed Volatility Fund–2

LVIP Dimensional U.S. Equity Managed Volatility Fund

Notes (continued)

2. Investments (continued)

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/17	Dividends	Capital Gain Distributions
LVIP Dimensional U.S. Core Equity 2 Fund	$320,330,064	$38,563,319	$732,984	$(9,347)	$13,404,680	$371,555,732	$—	$—

4. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP Dimensional U.S. Equity Managed Volatility Fund–3

LVIP Dimensional/Vanguard Total Bond Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–30.02%
Fixed Income Funds–28.04%
*DFA Intermediate Term Extended Quality Portfolio	10,847,941	$115,313,612
*DFA VA Global Bond Portfolio	2,257,873	24,136,662
*DFA VA Short-Term Fixed Portfolio	2,941,568	30,033,411

		169,483,685

Money Market Fund–1.98%
**Lincoln Variable Insurance Products Trust–LVIP Government Money Market Fund (seven-day effective yield 0.34%)	1,199,223	11,992,227

		11,992,227

Total Affiliated Investments (Cost $182,345,475)		181,475,912

UNAFFILIATED INVESTMENTS–70.11%
Fixed Income Funds–69.97%
*DFA Inflation Protected Securities Portfolio	1,028,601	12,158,062
*DFA One-Year Fixed Income Portfolio	4,665,204	48,051,599

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
Fixed Income Funds (continued)
*DFA Two-Year Global Fixed Income Portfolio	6,646,355	$66,131,234
Vanguard Long-Term Bond ETF	203,892	18,358,436
Vanguard Mortgage-Backed Securities ETF	1,381,765	72,570,298
Vanguard Short-Term Corporate Bond ETF	302,185	24,096,232
Vanguard Total Bond Market ETF	2,239,551	181,582,795

		422,948,656

Money Market Fund–0.14%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	822,661	822,661

		822,661

Total Unaffiliated Investments (Cost $425,186,471)		423,771,317

TOTAL VALUE OF SECURITIES–100.13% (Cost $607,531,946)	605,247,229
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.13%)	(811,905)

NET ASSETS APPLICABLE TO 57,625,993 SHARES OUTSTANDING–100.00%	$604,435,324

*	Institutional Class shares.

**	Standard Class shares.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

ETF–Exchange-Traded Fund

VA–Variable Annuity

See accompanying notes.

LVIP Dimensional/Vanguard Total Bond Fund–1

LVIP Dimensional/Vanguard Total Bond Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional/Vanguard Total Bond Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in Underlying Funds and Exchange-Traded Funds (“ETFs”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Investments in government money market funds have a stable NAV. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$607,531,946

Aggregate unrealized appreciation	$1,091,443
Aggregate unrealized depreciation	(3,376,160)

Net unrealized depreciation	$(2,284,717)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:

Assets:
Affiliated Investments	$181,475,912
Unaffiliated Investments	423,771,317

Total Investments	$605,247,229

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Dimensional/Vanguard Total Bond Fund–2

LVIP Dimensional/Vanguard Total Bond Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds or ETFs), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2017 were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/17	Dividends	Capital Gain Distributions
DFA Intermediate Term Extended Quality Portfolio	$110,595,895	$5,947,918	$2,074,259	$(106,966)	$951,024	$115,313,612	$808,382	$—
DFA VA Global Bond Portfolio	23,270,879	1,116,736	450,348	(11,422)	210,817	24,136,662	—	—
DFA VA Short-Term Fixed Portfolio	29,157,913	1,395,920	607,155	(3,164)	89,897	30,033,411	—	—
LVIP Government Money Market Fund	11,663,615	562,607	233,995	—	—	11,992,227	5,776	—

Total	$174,688,302	$9,023,181	$3,365,757	$(121,552)	$1,251,738	$181,475,912	$814,158	$—

4. Recent Accounting Pronouncements

On October. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP Dimensional/Vanguard Total Bond Fund–3

LVIP Vanguard Domestic Equity ETF Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–1.99%
Money Market Fund–1.99%
*Lincoln Variable Insurance Products Trust– LVIP Government Money Market Fund (seven-day effective yield 0.34%)	615,158	$6,151,576

Total Affiliated Investment (Cost $6,151,576)		6,151,576

UNAFFILIATED INVESTMENTS–98.11%
Equity Funds–97.58%
Vanguard Dividend Appreciation ETF	339,787	30,560,443
Vanguard Mega Cap 300 Growth ETF	582,794	55,779,214
Vanguard Mega Cap 300 Value ETF	839,652	57,541,352
Vanguard Mid-Cap Growth ETF	109,949	12,418,739
Vanguard Mid-Cap Value ETF	181,374	18,485,638
Vanguard REIT ETF	75,088	6,201,518
Vanguard Small-Cap Growth ETF	44,204	6,218,177

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
Equity Funds (continued)
Vanguard Small-Cap Value ETF	125,789	$15,454,436
Vanguard Total Stock Market ETF	759,040	92,086,733
**Vanguard Variable Insurance Fund– Small Company Growth Portfolio	294,174	6,257,090

		301,003,340

Money Market Fund–0.53%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	1,636,040	1,636,040

		1,636,040

Total Unaffiliated Investments (Cost $216,638,008)		302,639,380

TOTAL VALUE OF SECURITIES–100.10% (Cost $222,789,584)	308,790,956
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.10%)	(323,625)

NET ASSETS APPLICABLE TO 18,405,278 SHARES OUTSTANDING–100.00%	$308,467,331

*	Standard Class shares.

**	Institutional Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

REIT–Real Estate Investment Trust

See accompanying notes.

LVIP Vanguard Domestic Equity ETF Funds–1

LVIP Vanguard Domestic Equity ETF Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Vanguard Domestic Equity ETF Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in Underlying Funds and Exchange-Traded Funds (“ETFs”), which, in turn, invest in U.S. stocks and money market instruments. The underlying ETFs will primarily be Vanguard ETFs®. ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Investments in government money market funds have a stable NAV. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$222,789,584

Aggregate unrealized appreciation	$86,001,372
Aggregate unrealized depreciation	—

Net unrealized appreciation	$86,001,372

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:

Assets:
Affiliated Investment	$6,151,576
Unaffiliated Investments	302,639,380

Total Investments	$308,790,956

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Vanguard Domestic Equity ETF Fund–2

LVIP Vanguard Domestic Equity ETF Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2017 were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/17	Dividends	Capital Gain Distributions
LVIP Government Money Market Fund	$5,634,505	$620,978	$103,907	$—	$—	$6,151,576	$2,871	$—

4. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP Vanguard Domestic Equity ETF Fund–3

LVIP Vanguard International Equity ETF Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–1.94%
Money Market Fund–1.94%
*Lincoln Variable Insurance Products Trust– LVIP Government Money Market Fund (seven-day effective yield 0.34%)	369,551	$3,695,507

Total Affiliated Investment (Cost $3,695,507)		3,695,507

UNAFFILIATED INVESTMENTS–98.33%
International Equity Funds–97.86%
Vanguard FTSE All-World ex-U.S. ETF	675,101	32,290,081
Vanguard FTSE All-World ex-U.S. Small-Cap ETF	204,675	21,009,888
Vanguard FTSE Developed Markets ETF	1,064,325	41,827,973
Vanguard FTSE Emerging Markets ETF	429,797	17,071,537
Vanguard FTSE European ETF	483,084	24,912,642

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
International Equity Funds (continued)
Vanguard FTSE Pacific ETF	447,864	$28,340,834
Vanguard Global ex-U.S. Real Estate ETF	71,251	3,794,828
**Vanguard VA International Portfolio	801,594	17,298,404

		186,546,187

Money Market Fund–0.47%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	903,771	903,771

		903,771

Total Unaffiliated Investments (Cost $169,813,608)		187,449,958

TOTAL VALUE OF SECURITIES–100.27% (Cost $173,509,115)	191,145,465
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.27%)	(513,745)

NET ASSETS APPLICABLE TO 19,028,905 SHARES OUTSTANDING–100.00%	$190,631,720

*	Standard Class shares.

**	Retail Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

FTSE–Financial Times Stock Exchange

VA–Variable Annuity

See accompanying notes.

LVIP Vanguard International Equity ETF Fund–1

LVIP Vanguard International Equity ETF Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Vanguard International Equity ETF Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in Underlying Funds and Exchange-Traded Funds (“ETFs”), which, in turn invest in foreign stocks and money market instruments. The underlying ETFs will primarily be Vanguard ETFs®. ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Investments in government money market funds have a stable NAV. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$173,509,115

Aggregate unrealized appreciation	$17,636,350
Aggregate unrealized depreciation	—

Net unrealized appreciation	$17,636,350

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:

Assets:
Affiliated Investment	$3,695,507
Unaffiliated Investments	187,449,958

Total Investments	$191,145,465

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Vanguard International Equity ETF Fund–2

LVIP Vanguard International Equity ETF Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2017 were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/17	Dividends	Capital Gain Distributions
LVIP Government Money Market Fund	$3,363,669	$351,756	$19,918	$—	$—	$3,695,507	$1,727	$—

4. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP Vanguard International Equity ETF Fund–3

LVIP Dimensional International Core Equity Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–98.47%
Australia–6.21%
Adelaide Brighton	12,534	$54,392
AGL Energy	2,783	56,068
Ainsworth Game Technology	6,705	9,426
Alumina	49,422	67,588
Alumina ADR	2,200	11,979
Amcor	7,139	82,140
AMP	78,519	310,741
Ansell	4,303	79,130
AP Eagers	1,590	11,042
APA Group	4,803	32,879
ARB	745	8,378
Aristocrat Leisure	6,690	91,848
Aurizon Holdings	19,965	80,080
Ausdrill	4,028	4,370
AusNet Services	18,433	23,729
Austal	8,748	11,562
Australia & New Zealand Banking Group	13,074	317,835
†Australian Agricultural	17,102	21,689
Australian Pharmaceutical Industries	13,270	20,682
Automotive Holdings Group	8,745	27,526
Aveo Group	10,918	26,776
Bank of Queensland	10,383	96,461
Beach Energy	51,415	31,425
Bendigo & Adelaide Bank	12,081	112,052
BHP Billiton	32,060	588,832
BHP Billiton ADR	4,100	148,912
Blackmores	209	17,970
BlueScope Steel	23,996	224,762
Boral	27,282	121,726
†Bradken	5,627	13,972
Brambles	5,959	42,568
Breville Group	2,406	18,988
Brickworks	2,502	28,061
BT Investment Management	2,160	16,502
Cabcharge Australia	7,280	16,797
Caltex Australia	1,697	38,234
†Cardno	10,023	9,802
carsales.com	2,285	19,482
Cedar Woods Properties	6,372	27,262
Challenger	9,166	87,885
Cleanaway Waste Management	50,865	46,633
Coca-Cola Amatil	6,680	55,220
Cochlear	684	70,668
†Collins Foods	508	2,018
Collins Foods (Athens Exchange)	4,637	18,422
Commonwealth Bank of Australia	9,736	639,025
Computershare	5,618	60,348
Corporate Travel Management	894	13,681
Credit Corp Group	1,365	18,031
Crown Resorts	3,281	29,604
CSG	9,755	3,466

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Australia (continued)
CSL	1,214	$116,243
CSR	19,012	65,509
Domino’s Pizza Enterprises	795	35,301
†Downer EDI	21,992	97,283
†=Downer EDI Interim Shares	8,797	38,914
†=DSHE Holdings	11,325	0
DUET Group	16,455	35,075
DuluxGroup	3,860	19,257
Eclipx Group	8,271	24,707
†Energy Resources of Australia	12,324	6,779
†Energy World	39,810	10,949
ERM Power	5,246	5,250
Event Hospitality & Entertainment	2,844	28,029
Evolution Mining	43,737	70,172
Fairfax Media	80,391	62,954
Flight Centre Travel Group	2,450	54,058
Fortescue Metals Group	42,223	200,970
G8 Education	9,725	30,314
Genworth Mortgage Insurance Australia	9,798	23,505
GrainCorp Class A	6,889	47,842
Greencross	3,054	16,799
GUD Holdings	1,292	11,687
GWA Group	8,661	19,189
Hansen Technologies	6,741	17,665
Harvey Norman Holdings	12,146	42,036
Healthscope	28,065	48,672
HFA Holdings	2,382	4,022
Iluka Resources	3,994	23,252
Incitec Pivot	45,343	130,254
Independence Group	17,723	48,475
Insurance Australia Group	9,229	42,658
InvoCare	2,555	27,602
IOOF Holdings	6,700	43,663
IRESS	2,733	24,451
isentia Group	6,749	7,734
James Hardie Industries CDI	3,210	50,447
Japara Healthcare	6,227	9,562
JB Hi-Fi	2,149	40,553
Link Administration Holdings	5,697	33,645
Macquarie Atlas Roads Group	7,100	27,773
Macquarie Group	4,569	314,863
Magellan Financial Group	1,909	34,464
Mantra Group	4,886	10,900
†Mayne Pharma Group	20,988	22,850
McMillan Shakespeare	2,428	24,523
Medibank Pvt	33,796	72,813
†Metals X	23,081	13,754
†Metcash	35,847	67,646
Mineral Resources	7,647	62,805
Monadelphous Group	2,631	24,784
Myer Holdings	37,090	34,429

LVIP Dimensional International Core Equity Fund–1

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Australia (continued)
National Australia Bank	16,733	$426,219
Navitas	8,596	29,093
Newcrest Mining	8,764	149,113
nib holdings	7,558	34,184
Nine Entertainment Holdings	14,493	13,896
Northern Star Resources	8,386	26,012
Nufarm	3,573	26,479
OFX Group	8,551	9,636
Oil Search	9,328	51,454
Orica	16,321	219,459
†Origin Energy	18,265	98,379
Orora	33,159	74,987
OZ Minerals	12,366	73,975
Pacific Current Group	1,154	3,959
Pact Group Holdings	4,699	25,130
Perpetual	1,243	49,524
†Perseus Mining	24,054	5,697
Platinum Asset Management	4,023	15,767
Premier Investments	2,680	29,320
Primary Health Care	18,901	51,552
Programmed Maintenance Services	6,193	8,871
Qantas Airways	9,895	29,407
QBE Insurance Group	7,149	70,403
Qube Holdings	26,587	52,000
Quintis	11,219	8,914
Ramsay Health Care	886	47,309
RCR Tomlinson	2,087	5,039
REA Group	640	29,010
Regis Resources	5,650	14,245
Reject Shop	2,536	16,043
Resolute Mining	20,493	20,354
Rio Tinto	3,216	148,552
Sandfire Resources	5,612	27,355
†Santos	21,093	61,237
†Saracen Mineral Holdings	31,831	23,954
SEEK	3,406	41,427
Select Harvests	2,007	9,016
Seven Group Holdings	3,584	29,326
Seven West Media	48,144	28,874
SG Fleet Group	6,686	17,367
Sigma Pharmaceuticals	22,208	21,887
†Silver Lake Resources	18,565	8,227
Sims Metal Management	6,252	59,038
Sirtex Medical	1,494	20,431
†Slater & Gordon	15,496	1,539
SMS Management & Technology	4,019	5,082
Sonic Healthcare	3,151	53,251
South32	32,485	68,499
South32 ADR	4,200	44,016
Southern Cross Media Group	32,767	35,048
Spark Infrastructure Group	24,227	43,867
Spotless Group Holdings	25,020	20,740

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Australia (continued)
†St Barbara	15,960	$29,020
Star Entertainment Group	22,146	92,550
Steadfast Group	10,681	20,727
Suncorp Group	4,677	47,202
Super Retail Group	4,725	37,001
Sydney Airport	4,421	22,867
Tabcorp Holdings	35,276	128,017
Tassal Group	6,917	23,939
Tatts Group	29,582	100,121
Technology One	8,398	32,914
Telstra	11,902	42,374
Thorn Group	8,175	8,182
Tox Free Solutions	5,658	10,072
TPG Telecom	1,899	10,112
Transurban Group	3,992	35,592
Treasury Wine Estates	1,807	16,884
Villa World	10,756	19,558
Village Roadshow	3,360	10,782
†Virgin Australia Holdings	38,668	5,613
Virtus Health	2,673	11,804
Vocus Group	8,948	29,533
Webjet	4,869	42,705
Wesfarmers	6,044	208,116
†Western Areas	6,865	12,116
†Westgold Resources	5,952	10,731
Westpac Banking	24,871	666,191
Westpac Banking ADR	1,600	42,752
†Whitehaven Coal	17,815	40,696
Woodside Petroleum	7,506	183,965
Woolworths	3,465	70,152
†WorleyParsons	7,803	65,636

		10,857,837

Austria–0.62%
ANDRITZ	1,114	55,719
†Atrium European Real Estate	4,170	16,873
Austria Technologie & Systemtechnik	1,434	15,742
†BUWOG	2,953	74,504
†CA Immobilien Anlagen	1,602	35,197
DO & CO	154	10,004
Erste Group Bank	3,609	117,524
EVN	934	11,907
Lenzing	116	19,509
Mayr Melnhof Karton	125	14,555
Oesterreichische Post	634	25,255
OMV	2,874	113,089
Palfinger	421	15,585
POLYTEC Holding	1,389	19,648
Porr	255	9,472
†Raiffeisen Bank International	4,321	97,517
RHI	479	12,266
†S IMMO	1,531	18,358

LVIP Dimensional International Core Equity Fund–2

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Austria (continued)
Schoeller-Bleckmann Oilfield Equipment	215	$14,977
Semperit Holding	457	12,695
Strabag	572	22,331
Telekom Austria	5,124	34,919
UNIQA Insurance Group	5,225	40,573
Verbund	1,857	31,528
Vienna Insurance Group	1,697	41,059
voestalpine	3,317	130,573
Wienerberger	2,941	62,373
Zumtobel Group	329	6,342

		1,080,094

Belgium–1.35%
Ackermans & van Haaren	757	118,955
Ageas	4,970	194,265
†AGFA-Gevaert	10,744	52,575
Anheuser-Busch InBev	4,442	487,615
Anheuser-Busch InBev ADR	1,200	131,712
Barco	498	49,886
Bekaert	1,429	69,919
bpost	1,996	46,877
Cie d’Entreprises CFE	299	41,849
Colruyt	2,057	100,987
D’ieteren	1,058	49,549
Econocom Group	1,537	22,759
Elia System Operator	497	26,213
Euronav	2,462	19,690
EVS Broadcast Equipment	474	18,075
†Fagron	1,585	20,299
†Galapagos	316	27,501
Ion Beam Applications	247	13,515
KBC Group	1,055	69,993
Kinepolis Group	347	17,732
Lotus Bakeries	6	14,861
Melexis	433	37,513
†Nyrstar	2,513	15,623
Ontex Group	1,053	33,812
†Orange Belgium	1,441	30,807
Proximus SADP	2,859	89,715
Recticel	1,679	13,144
Sioen Industries	782	23,208
Sipef	180	12,163
Solvay Class A	2,177	266,034
†Telenet Group Holding	551	32,770
†Tessenderlo Chemie	1,566	62,314
UCB	592	45,920
Umicore	1,752	99,806
Van de Velde	150	8,574

		2,366,230

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada–9.30%
Absolute Software	1,400	$7,938
†Advantage Oil & Gas	4,200	27,729
†Advantage Oil & Gas (New York Shares)	4,123	27,212
Aecon Group	2,600	33,569
AGF Management Class B	2,300	10,654
Agnico Eagle Mines	1,585	67,268
Agrium	400	38,176
Agrium (New York Shares)	497	47,488
AGT Food & Ingredients	800	18,757
Aimia	2,561	17,332
†Air Canada	2,506	26,005
†Alacer Gold	10,000	20,228
Alamos Gold	7,580	60,875
Alamos Gold (New York Shares)	5,800	46,574
Alaris Royalty	489	8,204
Algonquin Power & Utilities	6,021	57,500
Alimentation Couche-Tard Class B	1,200	54,214
AltaGas	5,362	124,187
Altus Group	800	17,506
†Amaya	3,470	58,990
Andrew Peller Class A	100	847
ARC Resources	6,700	95,725
†Argonaut Gold	3,300	5,782
Atco	1,300	50,549
†Athabasca Oil	13,108	15,081
†ATS Automation Tooling Systems	3,200	32,653
†AuRico Metals	5,788	5,092
AutoCanada	579	9,770
†Avigilon	1,400	16,254
†B2Gold	24,900	70,964
Badger Daylighting	700	18,397
Bank of Montreal	1,500	112,039
Bank of Montreal (New York Shares)	6,284	469,980
Bank of Nova Scotia	5,700	333,466
Bank of Nova Scotia (New York Shares)	8,042	471,020
Barrick Gold	2,500	47,487
Barrick Gold	900	17,091
†Baytex Energy	7,212	24,621
BCE	1,429	63,273
†Bellatrix Exploration	6,491	5,125
Birchcliff Energy	8,212	46,684
Bird Construction	622	4,682
Black Diamond Group	2,500	7,275
†BlackBerry	11,829	91,618
†BlackBerry (New York Shares)	1,400	10,850
†BlackPearl Resources	4,845	4,736
†Bombardier Class B	30,946	47,471
Bonavista Energy	10,324	26,861
Bonterra Energy	913	15,749
Boralex Class A	1,496	24,141

LVIP Dimensional International Core Equity Fund–3

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
Brookfield Asset Management	1,800	$65,579
Brookfield Asset Management (New York Shares) Class A	899	32,778
†BRP	951	22,383
CAE	2,800	42,784
CAE (New York Shares)	2,826	43,210
†Calfrac Well Services	2,400	6,389
Cameco	8,936	98,912
Cameco (New York Shares)	4,973	55,051
†Canaccord Genuity Group	3,700	14,162
†Canacol Energy	800	2,364
Canadian Imperial Bank of Commerce	2,745	236,646
Canadian National Railway	1,700	125,482
Canadian National Railway (New York Shares)	502	37,113
Canadian Natural Resources	4,052	132,865
Canadian Pacific Railway	200	29,384
Canadian Tire Class A	909	107,985
Canadian Utilities Class A	1,000	29,297
Canadian Western Bank	4,045	89,517
Canam Group	2,500	12,426
†Canfor	3,400	46,353
Canfor Pulp Products	1,800	16,364
†Canyon Services Group	3,100	15,502
Capital Power	1,600	31,354
†Capstone Mining	14,500	14,175
Cascades	3,168	32,660
CCL Industries	400	87,270
†Celestica	5,920	86,018
Cenovus Energy	7,810	88,386
Cenovus Energy (New York Shares)	2,698	30,487
Centerra Gold	10,627	61,132
†CGI Group Class A	500	23,958
†CGI Group (New York Shares) Class A	1,196	57,324
†China Gold International Resources	14,900	29,915
CI Financial	3,400	67,573
Cineplex	1,100	41,772
Cogeco	500	22,394
Cogeco Communications	600	32,056
Colliers International Group	100	4,731
Colliers International Group (New York Shares)	599	28,273
Computer Modelling Group	1,300	10,118
Constellation Software	100	49,141
Corus Entertainment Class B	5,500	54,014
Cott	3,200	39,607
Cott (New York Shares)	1,710	21,136
Crescent Point Energy	3,657	39,517
Crescent Point Energy (New York Shares)	2,503	27,082
†Crew Energy	5,725	21,353
†CRH Medical	1,667	13,669

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
†Delphi Energy	4,020	$4,020
†Descartes Systems Group	700	16,030
†Detour Gold	3,495	40,052
DH	1,558	29,570
DHX Media	2,100	8,859
Dollarama	800	66,299
Dominion Diamond	2,600	32,838
Dorel Industries Class B	1,100	26,238
†Dundee Precious Metals	1,500	3,181
ECN Capital	8,700	23,486
Eldorado Gold	27,866	95,342
Element Fleet Management	11,500	106,452
Emera	109	3,851
Empire Class A	5,861	89,556
Enbridge	2,615	109,547
Enbridge (New York Shares)	1,997	83,554
Enbridge Income Fund Holdings	4,300	107,189
Encana	2,000	23,431
Encana (New York Shares)	7,474	87,521
†Endeavour Mining	2,394	46,445
Enercare	2,770	43,263
Enerflex	3,900	55,662
Enghouse Systems	500	21,645
Ensign Energy Services	5,600	33,562
Equitable Group	556	29,003
Evertz Technologies	800	9,673
Exchange Income	808	23,720
Exco Technologies	2,400	20,700
Extendicare	1,700	12,898
Fairfax Financial Holdings	300	136,527
Finning International	4,800	89,658
First Capital Realty	1,500	22,593
†First Majestic Silver	4,128	33,493
First Quantum Minerals	13,864	147,309
FirstService	700	42,326
Fortis	2,600	86,162
†Fortuna Silver Mines	4,027	20,955
Franco-Nevada	199	13,036
Gamehost	1,600	12,104
Genworth MI Canada	1,900	52,535
George Weston	700	61,075
Gibson Energy	2,800	40,215
Gildan Activewear	1,700	45,931
Gildan Activewear (New York Shares)	499	13,493
Gluskin Sheff + Associates	900	11,898
†GMP Capital	3,200	8,759
Goldcorp	3,707	54,078
Goldcorp (New York Shares)	7,337	107,047
†Gran Tierra Energy	17,600	46,850
Granite Oil	867	3,988
†Great Canadian Gaming	1,654	30,634
Great-West Lifeco	2,169	60,103

LVIP Dimensional International Core Equity Fund–4

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
†Heroux-Devtek	1,187	$10,372
High Liner Foods	600	8,144
Home Capital Group	2,212	43,297
Horizon North Logistics	5,000	6,542
Hudbay Minerals	8,499	55,857
Hudbay Minerals (New York Shares)	2,400	15,720
Hudson’s Bay	2,000	16,257
†Husky Energy	4,784	53,997
#Hydro One 144A	600	10,941
†IAMGOLD	19,100	76,409
IGM Financial	1,300	38,770
Imperial Oil	1,600	48,751
Imperial Oil (New York Shares)	898	27,389
Industrial Alliance Insurance & Financial Services	4,123	178,673
Innergex Renewable Energy	1,751	18,829
Intact Financial	500	35,560
Inter Pipeline	2,300	48,478
†Interfor	2,800	36,173
Intertape Polymer Group	1,327	23,330
†Ithaca Energy	13,900	20,173
Jean Coutu Group Class A	1,400	22,034
Just Energy Group	1,946	12,219
Just Energy Group (New York Shares)	2,000	12,520
†Kelt Exploration	400	2,009
Keyera	2,500	73,335
†Kinross Gold	41,359	145,861
†Kirkland Lake Gold	2,100	15,491
†Klondex Mines	6,555	25,582
Laurentian Bank of Canada	1,887	83,108
Leon’s Furniture	369	4,653
Linamar	2,000	90,973
Loblaw	1,133	61,479
Lucara Diamond	8,031	18,661
Lundin Mining	26,700	150,380
MacDonald Dettwiler & Associates	565	29,846
Magellan Aerospace	1,000	14,701
Magna International	2,600	112,204
Magna International (New York Shares)	2,697	116,403
†Major Drilling Group International	3,266	17,339
Mandalay Resources	14,708	6,525
Manulife Financial	9,853	174,781
Manulife Financial (New York Shares)	7,306	129,608
Maple Leaf Foods	2,822	68,500
Martinrea International	4,000	31,041
Medical Facilities	2,453	33,995
†MEG Energy	5,238	26,547
Methanex	200	9,371
Methanex (New York Shares)	1,787	83,810
Metro Class A	1,500	46,077
†Mitel Networks	2,719	18,851

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
Morguard	200	$27,522
Morneau Shepell	2,000	30,033
MTY Food Group	600	22,514
Mullen Group	4,700	59,729
National Bank of Canada	6,600	277,132
Nevsun Resources	13,699	35,230
New Flyer Industries	1,600	59,050
†New Gold	19,577	58,443
†New Gold (New York Shares)	2,694	8,028
Norbord	1,200	34,154
North West	800	19,076
Northland Power	2,146	39,633
†NuVista Energy	9,000	41,621
OceanaGold	26,800	79,401
Onex	600	43,065
Open Text	1,596	54,280
Osisko Gold Royalties	3,300	36,676
†Painted Pony Petroleum	4,000	16,182
Pan American Silver	2,619	45,848
Pan American Silver (New York Shares)	2,800	49,056
†Paramount Resources Class A	1,500	19,153
†Parex Resources	2,387	30,424
Parkland Fuel	1,700	37,839
Pembina Pipeline	1,800	57,038
Pembina Pipeline (New York Shares)	499	15,823
†Pengrowth Energy	23,764	23,767
†Penn West Petroleum	20,800	35,505
Peyto Exploration & Development	1,900	39,076
†PHX Energy Services	2,800	7,706
Pizza Pizza Royalty	900	11,674
Potash Corp of Saskatchewan	2,500	42,712
Potash Corp of Saskatchewan (New York Shares)	8,372	142,994
PrairieSky Royalty	228	4,817
†Precision Drilling	7,507	35,507
†Precision Drilling (New York Shares)	5,200	24,544
Premium Brands Holdings	800	51,224
Quebecor Class B	1,000	30,838
†Raging River Exploration	3,267	22,921
Restaurant Brands International	569	31,697
Richelieu Hardware	900	18,611
†Richmont Mines	4,400	31,201
Ritchie Bros Auctioneers	1,492	49,087
Rogers Communications Class B	500	22,108
Rogers Communications (New York Shares) Class B	500	22,110
Rogers Sugar	3,400	15,979
Royal Bank of Canada	5,563	405,598
Russel Metals	1,400	27,393
†Sandstorm Gold	8,400	36,130
Sandvine	5,400	12,507

LVIP Dimensional International Core Equity Fund–5

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
Saputo	2,500	$86,269
Secure Energy Services	5,400	39,794
†SEMAFO	13,600	41,009
†Seven Generations Energy Class A	753	13,759
Shaw Communications Class B	4,180	86,610
ShawCor	1,261	36,915
†Sherritt International	9,600	6,786
†Shopify Class A	400	27,284
Sienna Senior Living	700	9,117
†Sierra Wireless	900	23,890
†Sierra Wireless (Nasdaq Stock Market)	507	13,461
†Silver Standard Resources	5,463	57,999
Silver Wheaton	770	16,044
Silver Wheaton (New York Shares)	700	14,588
SNC-Lavalin Group	2,800	109,865
†Spartan Energy	10,900	21,803
Sprott	5,700	9,558
Stantec	2,500	64,876
Stantec (New York Shares)	1,534	39,807
Stella-Jones	900	26,462
Student Transportation	3,000	17,573
Student Transportation (New York Shares)	1,945	11,398
Sun Life Financial	1,700	62,076
Sun Life Financial (New York Shares)	3,673	134,248
Suncor Energy	13,192	405,034
†SunOpta	4,163	28,933
Superior Plus	4,300	41,711
Surge Energy	7,100	13,881
Tahoe Resources	3,572	28,690
Tahoe Resources (New York Shares)	4,400	35,332
†Taseko Mines	7,100	9,450
Teck Resources Class B	2,115	46,249
Teck Resources (New York Shares) Class B	5,285	115,742
†Teranga Gold	14,800	9,460
TFI International	4,100	95,729
Thomson Reuters	700	30,272
Thomson Reuters (New York Shares)	300	12,969
TMX Group	1,518	76,947
TORC Oil & Gas	6,234	32,017
Toromont Industries	1,400	48,984
Toronto-Dominion Bank	7,400	370,654
Toronto-Dominion Bank (New York Shares)	5,265	263,724
Torstar Class B	2,100	2,858
Total Energy Services	1,899	18,992
†Tourmaline Oil	3,700	82,494
TransAlta	11,388	66,620
TransAlta Renewables	2,064	24,445
TransCanada	2,495	115,144
Transcontinental Class A	4,100	75,781

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
†Trican Well Service	7,600	$23,145
†Trinidad Drilling	8,700	15,047
†Turquoise Hill Resources	10,841	33,097
Uni-Select	1,700	45,215
†Valeant Pharmaceuticals International	5,897	65,044
Valener	700	11,507
Veresen	8,359	92,399
Vermilion Energy	800	30,000
Wajax	700	12,059
Waste Connections	400	35,288
West Fraser Timber	3,000	125,473
Western Forest Products	15,500	25,292
Westjet Airlines	1,300	22,288
Westshore Terminals Investment	1,600	31,835
Whitecap Resources	15,200	118,299
Wi-LAN	7,500	13,761
Winpak	695	27,751
WSP Global	2,875	101,544
Yamana Gold	23,603	65,137
†Yellow Pages	600	3,826

		16,263,238

☐China–0.01%
K Wah International Holdings	36,000	23,903

		23,903

Denmark–1.78%
ALK-Abello Class A	105	15,147
Alm Brand	2,384	19,315
Ambu Class B	636	27,360
AP Moller - Maersk Class A	26	41,944
AP Moller - Maersk Class B	42	69,683
†Bang & Olufsen	1,372	18,986
†Bavarian Nordic	821	41,676
Carlsberg Class B	893	82,467
Chr Hansen Holding	1,372	88,062
Coloplast Class B	99	7,730
†D/S Norden	1,234	24,986
Danske Bank	3,750	127,714
Dfds	1,405	77,265
DSV	5,018	259,765
FLSmidth	1,523	81,461
†Genmab	148	28,502
GN Store Nord	4,158	97,129
H Lundbeck	1,804	83,660
IC Group	491	11,582
ISS	3,121	118,018
Jyske Bank	2,471	125,010
Matas	1,226	17,405
NKT Holding	1,030	75,549
Nordjyske Bank	540	8,905
Novo Nordisk Class B	12,030	413,156

LVIP Dimensional International Core Equity Fund–6

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Denmark (continued)
Novo Nordisk ADR	2,700	$92,556
Novozymes Class B	2,145	85,018
Pandora	1,322	146,350
Per Aarsleff Holding Class B	810	19,397
Ringkjoebing Landbobank	159	35,226
Rockwool International Class A	17	2,886
Rockwool International Class B	226	40,089
Royal Unibrew	1,093	46,033
Schouw & Co	547	50,162
SimCorp	1,167	70,285
Solar Class B	133	7,343
Spar Nord Bank	2,717	30,098
Sydbank	2,661	92,228
TDC	26,912	138,774
†Topdanmark	1,484	37,623
Tryg	2,587	46,928
Vestas Wind Systems	1,932	157,084
†William Demant Holding	2,645	55,262

		3,115,819

Finland–1.98%
Ahlstrom	608	8,834
Aktia Bank	1,025	10,694
†Amer Sports Class A	5,961	134,688
Cargotec Class B	848	41,976
†Caverion	638	5,023
Citycon	10,113	23,951
Cramo	1,559	35,558
Elisa	1,673	59,165
Fiskars	1,151	23,784
Fortum	3,569	56,464
Huhtamaki	6,263	222,824
Kemira	3,334	40,938
Kesko Class A	640	30,205
Kesko Class B	4,692	223,743
Kone Class B	2,104	92,386
Konecranes	1,835	65,187
Lassila & Tikanoja	1,511	29,643
Lemminkainen	505	9,913
Metsa Board	12,062	74,569
Metso	3,349	101,394
Neste	6,313	246,221
Nokia	19,400	104,100
Nokian Renkaat	3,744	156,329
Olvi Class A	782	22,541
Oriola Class B	5,656	23,954
Orion Class A	901	46,790
Orion Class B	1,511	78,775
Outokumpu	9,356	91,226
†Outotec	4,443	26,946
Raisio	7,392	26,575
Ramirent	2,803	22,576

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Finland (continued)
Sampo Class A	2,733	$129,626
Sanoma	4,161	34,824
†Stockmann Class B	1,585	12,242
Stora Enso Class R	17,391	205,564
Technopolis	5,160	16,679
Tieto	2,524	68,742
Tikkurila	1,661	33,667
UPM-Kymmene	25,857	607,405
Uponor	1,300	23,035
Vaisala Class A	415	15,504
Valmet	3,035	47,174
Wartsila	2,037	108,979
YIT	2,540	17,166

		3,457,579

France–6.84%
Aeroports de Paris	216	26,695
†Air France-KLM	4,973	37,656
Air Liquide	1,568	179,151
Airbus	1,379	104,935
Akka Technologies	602	27,487
Albioma	1,323	23,387
†Alstom	3,511	104,931
Alten	981	75,225
†Altran Technologies	4,400	74,070
#Amundi 144A	304	17,937
Arkema	2,332	230,070
Assystem	625	21,863
Atos	1,592	196,923
AXA	10,194	263,772
Beneteau	810	10,637
BNP Paribas	6,830	454,880
Boiron	217	19,839
Bollore	9,488	36,783
Bonduelle	350	11,015
Bourbon	1,171	12,430
Bouygues	3,777	153,738
Bureau Veritas	2,471	52,128
Capgemini	568	52,450
Carrefour	10,001	235,786
Casino Guichard Perrachon	1,190	66,559
†CGG	750	5,281
Chargeurs	1,133	25,818
Christian Dior	229	53,208
Cie de Saint-Gobain	3,115	159,956
Cie des Alpes	539	11,172
Cie Generale des Etablissements Michelin	3,640	442,097
Cie Plastic Omnium	1,106	40,281
CNP Assurances	3,456	70,345
†Coface	2,535	19,066
Credit Agricole	6,923	93,795

LVIP Dimensional International Core Equity Fund–7

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
Danone	1,243	$84,548
Dassault Aviation	6	7,629
Dassault Systemes	720	62,323
Derichebourg	4,013	20,010
Devoteam	373	25,387
Edenred	4,380	103,498
Eiffage	1,061	83,102
Electricite de France	8,717	73,390
#Elior Participations 144A	2,525	57,281
Elis	600	11,790
Engie	10,006	141,756
†Eramet	180	7,704
Essilor International	545	66,222
Euler Hermes Group	379	34,828
Eurofins Scientific	126	54,822
#Euronext 144A	1,225	53,456
Eutelsat Communications	5,367	119,835
Faurecia	2,318	110,252
Gaztransport Et Technigaz	801	30,117
GL Events	693	16,124
Groupe Crit	166	12,906
Groupe Eurotunnel	4,235	42,613
†Groupe Fnac	298	21,497
Guerbet	341	28,917
Havas	4,643	41,359
Hermes International	73	34,585
Iliad	164	36,679
Imerys	411	34,888
Ingenico Group	661	62,378
Interparfums	107	3,536
Ipsen	355	35,508
IPSOS	1,469	45,603
Jacquet Metal Service	688	16,573
JCDecaux	423	14,887
Kering	54	13,967
Korian	775	23,464
Lagardere	5,677	167,212
Le Noble Age	292	13,395
Lectra	805	17,914
Legrand	1,419	85,559
Linedata Services	218	11,684
LISI	866	31,318
L’Oreal	414	79,564
LVMH Moet Hennessy Louis Vuitton	1,061	232,996
Manitou BF	108	2,823
Mersen	554	14,952
Metropole Television	1,918	42,805
MGI Coutier	593	20,560
Natixis	11,377	70,103
†Naturex	119	10,458
Neopost	1,745	66,998
†Nexans	888	46,035

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
Nexity	866	$42,576
Oeneo	1,987	18,208
Orange	28,642	445,038
Orange ADR	1,900	29,526
Orpea	889	85,336
†Peugeot	13,688	275,619
Plastivaloire	178	29,724
Publicis Groupe	1,397	97,631
Rallye	692	14,012
Renault	3,128	271,728
Rexel	11,991	217,720
Robertet	45	16,802
Rothschild & Co	861	24,676
Rubis	885	86,736
Safran	1,748	130,590
Sanofi	3,046	274,970
Sartorius Stedim Biotech	594	40,017
Savencia	172	14,320
Schneider Electric	1,436	105,136
SCOR	4,583	173,222
SEB	610	85,183
†Sequana	2,004	2,972
SES FDR	5,082	118,215
†SFR Group	770	24,224
Societe BIC	290	36,135
Societe Generale	5,036	255,458
Sodexo	581	68,334
†Solocal Group	22,858	24,336
Somfy	32	13,996
Sopra Steria Group	327	46,623
SPIE	2,022	48,782
†Ste Industrielle d’Aviation Latecoere	2,261	9,745
Stef	120	10,337
STK Etablissememen	4,634	0
STMicroelectronics	13,472	205,950
STMicroelectronics (New York Shares)	1,700	26,282
Suez	2,249	35,521
Synergie	481	19,006
Tarkett	680	29,383
Technicolor	4,240	19,500
Teleperformance	2,918	315,183
Television Francaise 1	2,522	30,133
Thales	671	64,898
Thermador Groupe	42	4,032
TOTAL	13,367	676,134
TOTAL ADR	6,262	315,730
Trigano	425	40,891
†Ubisoft Entertainment	6,574	280,841
Valeo	2,853	190,011
†Vallourec	13,488	89,557
Veolia Environnement	1,881	35,237
Vicat	888	63,054

LVIP Dimensional International Core Equity Fund–8

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
Vilmorin & Cie	152	$10,470
Vinci	2,000	158,526
†Virbac	66	10,332
Vivendi	9,417	183,089
#†Worldline 144A	650	20,248
Zodiac Aerospace	1,964	49,132

		11,970,243

Germany–6.87%
Aareal Bank	2,331	90,019
adidas	657	124,968
†ADVA Optical Networking	937	10,541
†AIXTRON	2,094	7,781
Allianz	2,491	461,457
Amadeus Fire	168	13,648
Aurubis	929	62,258
Axel Springer	1,516	83,726
BASF	8,719	864,289
BASF ADR	500	49,588
Bauer	208	3,162
Bayer	1,941	223,735
Bayer ADR	245	28,253
Bayerische Motoren Werke	4,500	410,499
BayWa	299	9,861
Bechtle	283	30,719
Beiersdorf	317	30,006
Bertrandt	246	23,915
†Bilfinger	1,421	54,710
Borussia Dortmund & Co.	3,145	19,124
Brenntag	1,493	83,698
CANCOM	637	35,969
Cewe Stiftung & Co.	267	23,399
Commerzbank	10,518	95,128
CompuGroup Medical	449	19,984
Continental	508	111,367
#Covestro 144A	288	22,170
CTS Eventim & Co.	1,099	42,535
Daimler	13,083	965,821
†Deutsche Bank	9,779	168,481
†Deutsche Bank (New York Shares)	2,452	42,076
†Deutsche Boerse	819	75,060
Deutsche Lufthansa	10,495	170,180
#Deutsche Pfandbriefbank 144A	1,328	16,512
Deutsche Post	3,394	116,243
Deutsche Telekom	33,238	582,403
Deutsche Telekom ADR	4,300	75,465
Deutsche Wohnen	6,765	222,750
Deutz	5,128	35,389
†Dialog Semiconductor	2,460	125,613
DIC Asset	876	8,691
Drillisch	779	39,640
Duerr	907	80,968

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
E.ON	43,082	$342,447
Elmos Semiconductor	625	14,942
ElringKlinger	1,289	25,054
Evonik Industries	1,444	47,084
Fielmann	516	39,876
Fraport Frankfurt Airport Services Worldwide	733	51,868
Freenet	3,140	102,134
Fresenius & Co.	1,630	130,990
Fresenius Medical Care & Co.	1,495	126,074
FUCHS PETROLUB	814	34,548
GEA Group	1,147	48,749
Gerresheimer	1,004	79,516
Gerry Weber International	1,052	13,579
Gesco	261	6,950
GFT Technologies	786	14,984
Grammer	483	29,690
†H&R & Co.	1,260	20,317
Hamburger Hafen und Logistik	1,312	24,557
Hannover Rueck	427	49,265
HeidelbergCement	1,203	112,628
†Heidelberger Druckmaschinen	10,839	27,046
Hella Hueck & Co.	1,181	52,317
HOCHTIEF	246	40,664
Hornbach Baumarkt	449	14,001
HUGO BOSS	1,234	90,057
Indus Holding	759	49,044
Infineon Technologies	5,788	118,213
Jenoptik	1,125	27,892
K+S	6,991	162,510
KION Group	2,068	135,082
†Kloeckner & Co.	2,448	26,468
†Koenig & Bauer	498	31,233
Krones	391	43,860
KWS Saat	66	20,485
LANXESS	2,917	195,705
†LEG Immobilien	965	79,104
Leoni	1,588	81,731
Linde	1,759	292,922
MAN	153	15,772
Merck	528	60,157
METRO	5,221	166,982
MLP	2,356	13,610
MTU Aero Engines	1,455	189,290
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	878	171,782
Nemetschek	370	22,195
†Nordex	1,096	15,305
Norma Group	500	23,654
OSRAM Licht	2,600	162,954
†PATRIZIA Immobilien	1,383	24,491
Pfeiffer Vacuum Technology	182	22,930

LVIP Dimensional International Core Equity Fund–9

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
ProSiebenSat.1 Media	2,575	$114,015
Puma	53	16,544
†QIAGEN	2,551	74,049
QSC	4,933	8,173
Rational	63	29,340
Rheinmetall	1,366	114,583
RHOEN-KLINIKUM	858	23,405
RIB Software	1,099	14,538
RTL Group	239	19,250
†RWE	18,432	305,469
SAF-Holland	1,626	27,129
Salzgitter	1,649	59,697
SAP	1,351	132,566
Schaltbau Holding	392	13,808
SHW	537	18,498
Siemens	2,682	367,373
Sixt	694	35,759
Software	1,165	46,065
Stabilus	228	14,691
STADA Arzneimittel	2,081	127,406
Stroeer & Co.	471	26,218
Suedzucker	2,688	67,445
Symrise	1,322	87,919
TAG Immobilien	2,870	38,624
Takkt	1,454	33,729
Talanx	1,737	61,252
Telefonica Deutschland Holding	10,748	53,317
thyssenkrupp	2,218	54,327
TLG Immobilien	545	10,619
†Tom Tailor Holding	912	8,589
†Uniper	5,182	87,238
United Internet	1,547	68,456
VERBIO Vereinigte BioEnergie	2,083	23,555
Volkswagen	558	83,130
Vonovia	1,583	55,779
†Vossloh	415	26,386
VTG	245	7,957
Wacker Chemie	801	82,503
Wacker Neuson	967	21,684
Washtec	578	35,085
Wirecard	439	24,306
XING	87	17,996
#†Zalando 144A	276	11,166
Zeal Network	283	8,000

		12,012,147

∎Hong Kong–2.85%
AIA Group	55,400	349,302
Allied Group	4,000	26,764
Allied Properties	50,000	12,803
APT Satellite Holdings	27,500	14,685
Asia Financial Holdings	24,000	13,125

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
∎Hong Kong (continued)
†Asia Satellite Telecommunications Holdings	6,500	$8,021
ASM Pacific Technology	3,100	42,163
Bank of East Asia	10,600	43,851
BOC Hong Kong Holdings	31,000	126,649
Bright Smart Securities & Commodities Group	48,000	15,873
†Brightoil Petroleum Holdings	76,000	21,808
†Burwill Holdings	208,000	4,282
Cafe de Coral Holdings	6,000	19,649
Cathay Pacific Airways	50,000	72,573
Century City International Holdings	124,000	9,254
Cheung Kong Infrastructure Holdings	4,000	31,397
Cheung Kong Property Holdings	3,680	24,789
Chinese Estates Holdings	7,500	11,542
Chow Sang Sang Holdings International	15,000	35,360
Chow Tai Fook Jewellery Group	10,600	10,298
CITIC Telecom International Holdings	95,000	28,849
CK Hutchison Holdings	28,180	346,652
CK Life Sciences International Holdings	84,000	7,134
CLP Holdings	4,000	41,819
†Convoy Financial Holdings	120,000	3,165
CW Group Holdings	24,000	4,385
Dah Sing Banking Group	19,600	38,638
Dah Sing Financial Holdings	6,400	48,752
†Dragonite International	24,000	5,775
Emperor Capital Group	72,000	6,300
Emperor Entertainment Hotel	45,000	10,365
Emperor International Holdings	44,000	13,701
†Emperor Watch & Jewellery	270,000	11,986
†Esprit Holdings	50,500	42,303
Far East Consortium International	64,000	29,647
FIH Mobile	68,000	26,512
First Pacific	62,000	44,995
First Shanghai Investments	16,000	2,326
Galaxy Entertainment Group	10,000	54,751
Get Nice Financial Group	4,800	574
Get Nice Holdings	192,000	6,671
Giordano International	64,000	34,670
†Global Brands Group Holding	140,000	14,952
Great Eagle Holdings	1,000	4,703
G-Resources Group	1,176,000	22,244
Guoco Group	2,000	23,226
Guotai Junan International Holdings	90,000	29,184
Haitong International Securities Group	40,226	23,655
Hang Lung Group	24,000	102,374
Hang Lung Properties	21,000	54,584
Hang Seng Bank	6,400	129,787
Hanison Construction Holdings	16,639	2,912
Henderson Land Development	11,150	69,082

LVIP Dimensional International Core Equity Fund–10

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
∎Hong Kong (continued)
#HK Electric Investments 144A	12,000	$11,056
†HKR International	45,600	24,351
HKT Trust & HKT	46,000	59,309
Hong Kong & China Gas	12,600	25,195
Hong Kong Aircraft Engineering	1,200	8,307
Hong Kong Exchanges & Clearing	2,600	65,439
Hongkong & Shanghai Hotels	34,000	39,900
Hopewell Holdings	16,500	61,996
Hutchison Telecommunications Hong Kong Holdings	74,000	21,996
Hysan Development	8,000	36,286
IGG	20,000	27,742
IT	32,000	13,876
Johnson Electric Holdings	9,000	26,867
Kerry Logistics Network	28,500	39,973
Kerry Properties	16,000	55,485
Kingston Financial Group	128,000	41,670
†Kong Sun Holdings	175,000	6,418
Kowloon Development	15,000	15,557
Lai Sun Development	420,000	10,809
Lai Sun Garment International	71,000	18,455
Li & Fung	200,000	86,727
Lifestyle International Holdings	28,500	38,653
Liu Chong Hing Investment	12,000	17,140
L’Occitane International	4,750	9,669
Luk Fook Holdings International	22,000	69,922
Man Wah Holdings	24,800	19,689
†Mason Financial Holdings	629,200	9,149
Melco Crown Entertainment ADR	600	11,124
Melco International Development	22,000	38,839
MGM China Holdings	20,400	42,525
†Midland IC & I	150,000	965
Miramar Hotel & Investment	10,000	21,489
MTR	7,000	39,317
NagaCorp	106,000	60,560
New World Development	55,604	68,400
NewOcean Energy Holdings	62,000	17,711
NWS Holdings	34,185	62,374
Orient Overseas International	9,000	48,060
†=Pacific Andes International Holdings	338,000	6,350
†Pacific Basin Shipping	119,000	25,265
Pacific Textiles Holdings	12,000	13,279
PCCW	98,000	57,755
Pico Far East Holdings	58,000	23,360
Playmates Holdings	6,000	7,890
Polytec Asset Holdings	85,000	6,891
Power Assets Holdings	5,500	47,417
PRADA	4,700	19,746
Public Financial Holdings	24,000	11,087
Regal Hotels International Holdings	18,000	10,006
Samsonite International	18,300	66,640
Sands China	6,800	31,500

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
∎Hong Kong (continued)
=SEA Holdings	4,000	$9,079
Shangri-La Asia	32,000	46,611
Shenwan Hongyuan	20,000	8,544
†Shun Tak Holdings	36,000	12,739
†Singamas Container Holdings	72,000	11,766
Sino Land	32,000	56,082
SITC International Holdings	35,000	24,049
Sitoy Group Holdings	26,000	5,386
SJM Holdings	59,000	47,980
SmarTone Telecommunications Holdings	14,500	18,695
Stella International Holdings	14,000	23,131
Sun Hung Kai & Co.	29,000	19,031
Sun Hung Kai Properties	8,000	117,558
Swire Pacific	10,000	17,345
Swire Pacific Class A	5,000	49,926
Swire Properties	3,600	11,534
Tao Heung Holdings	2,000	579
Techtronic Industries	7,500	30,351
Television Broadcasts	9,800	39,596
Texwinca Holdings	36,000	24,227
Transport International Holdings	6,400	19,559
Tsui Wah Holdings	20,000	3,243
†United Laboratories International Holdings	36,000	23,486
Varitronix International	21,000	9,485
Victory City International Holdings	87,604	3,044
Vitasoy International Holdings	20,000	39,735
VST Holdings	32,000	11,200
VTech Holdings	3,000	35,862
#WH Group 144A	150,000	129,319
Wharf Holdings	9,000	77,244
Wheelock & Co.	13,000	102,792
Wing On International	3,000	9,959
Wing Tai Properties	16,000	11,262
Wynn Macau	17,200	35,013
Xinyi Glass Holdings	48,000	42,247
Yue Yuen Industrial Holdings	20,500	80,586

		4,989,292

Ireland–0.67%
†Bank of Ireland	634,892	159,166
C&C Group	10,133	39,294
CRH ADR	7,167	252,063
Glanbia	3,258	62,926
Irish Continental Group	3,656	19,306
Kerry Group Class A	693	54,486
Kingspan Group	4,667	148,890
Paddy Power Betfair	1,536	164,680
Paddy Power Betfair (London Stock Exchange)	643	69,259

LVIP Dimensional International Core Equity Fund–11

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Ireland (continued)
Smurfit Kappa Group	7,455	$196,996

		1,167,066

Israel–0.67%
†Airport City	1,223	15,731
Amot Investments	1,281	6,185
Bank Hapoalim	15,117	92,142
†Bank Leumi Le-Israel	29,179	128,879
Bezeq The Israeli Telecommunication	18,168	32,650
Brack Capital Properties	74	6,945
†Cellcom Israel	2,790	28,921
†Clal Insurance Enterprises Holdings	812	12,788
Delek Automotive Systems	1,361	12,421
Delek Group	60	14,410
Delta-Galil Industries	368	10,037
El Al Israel Airlines	17,349	12,787
Elbit Systems	270	30,902
Elbit Systems (New York Shares)	192	21,821
Electra	116	23,152
First International Bank of Israel	1,446	23,531
Formula Systems 1985	272	10,827
Frutarom Industries	1,025	57,298
Harel Insurance Investments & Financial Services	4,108	21,660
Israel Chemicals	6,492	27,599
†Israel Discount Bank Class A	13,543	31,815
†Jerusalem Oil Exploration	498	25,364
†Kamada	634	4,410
Matrix IT	1,514	14,277
Melisron	262	14,574
Migdal Insurance & Financial Holding	13,553	13,095
Mizrahi Tefahot Bank	4,998	84,769
†Naphtha Israel Petroleum	2,641	18,598
Nice ADR	489	33,242
Oil Refineries	40,638	16,087
†Partner Communications	2,962	15,577
Paz Oil	225	37,267
Shikun & Binui	16,387	39,731
Shufersal	5,699	27,610
Strauss Group	436	7,456
Teva Pharmaceutical Industries ADR	5,149	165,231
†Tower Semiconductor	1,696	39,093

		1,178,882

Italy–2.87%
A2A	43,167	65,300
ACEA	861	11,720
Amplifon	2,061	24,845
#Anima Holding 144A	6,515	38,921
Ansaldo STS	1,232	16,179
Ascopiave	4,301	15,921
Assicurazioni Generali	17,818	283,223

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Italy (continued)
Astaldi	1,991	$13,296
Atlantia	2,932	75,694
Autogrill	2,409	23,926
Azimut Holding	1,440	25,086
†Banca Carige	7,846	2,240
Banca Generali	1,077	28,149
Banca IFIS	815	31,239
Banca Mediolanum	1,752	12,831
†=Banca Monte dei Paschi di Siena	99	1,597
Banca Popolare di Sondrio	12,218	42,074
Banco BPM	47,835	141,762
BPER Banca	17,783	88,784
Brembo	539	39,877
Buzzi Unicem	1,906	48,800
Cairo Communication	307	1,454
Cementir Holding	2,477	13,397
Cerved Information Solutions	3,768	36,439
CIR-Compagnie Industriali Riunite	21,107	32,244
CNH Industrial	14,972	144,388
Credito Emiliano	2,363	16,222
Credito Valtellinese	3,782	14,283
Datalogic	1,125	28,912
Davide Campari-Milano	5,578	64,683
De’ Longhi	2,087	60,692
DiaSorin	536	36,195
Ei Towers	438	24,625
El.En	460	13,534
Enel	59,261	279,051
Eni	14,274	233,742
ERG	2,382	29,985
Esprinet	1,533	13,001
Ferrari	2,515	187,139
†Fiat Chrysler Automobiles	25,152	275,030
FinecoBank Banca Fineco	5,296	36,046
Geox	789	1,985
Hera	10,732	29,859
Industria Macchine Automatiche	275	22,384
#Infrastrutture Wireless Italiane 144A	3,449	18,184
Interpump Group	2,344	54,513
Intesa Sanpaolo	63,077	171,322
Iren	16,051	33,322
†Italgas	1,734	7,606
Italmobiliare	357	19,861
†Leonardo	7,069	100,223
Luxottica Group	774	42,730
MARR	652	14,120
Mediaset	31,335	129,701
Mediobanca	13,928	125,553
Moncler	1,529	33,487
#OVS 144A	2,123	13,181
Parmalat	5,975	19,543
Piaggio & C	5,671	11,295

LVIP Dimensional International Core Equity Fund–12

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Italy (continued)
Prysmian	2,264	$59,850
Recordati	1,750	59,311
Reply	121	19,117
†Safilo Group	802	5,698
†Saipem	212,995	96,683
Salini Impregilo	8,251	27,463
Salvatore Ferragamo	950	28,458
Saras	16,581	31,680
Snam	8,671	37,500
Societa Cattolica di Assicurazioni	6,053	48,495
Societa Iniziative Autostradali e Servizi	2,301	21,970
SOL	1,200	12,290
†Telecom Italia	165,439	148,781
†Telecom Italia ADR	6,900	62,169
Tenaris	1,152	19,749
Terna Rete Elettrica Nazionale	15,845	78,601
Tod’s	380	29,735
UniCredit	32,233	496,880
Unione di Banche Italiane	32,523	124,835
Unipol Gruppo Finanziario	18,054	74,652
UnipolSai Assicurazioni	34,433	75,964
Vittoria Assicurazioni	1,077	13,431
†Yoox Net-A-Porter Group	960	22,859

		5,017,566

Japan–23.52%
77 Bank	12,000	51,954
ABC-Mart	100	5,847
Adastria	600	14,945
ADEKA	3,000	43,708
Advantest	800	14,947
Aeon	7,500	109,472
Aeon Delight	600	18,836
Aeon Fantasy	300	7,788
AEON Financial Service	1,800	33,905
Aeon Hokkaido	2,300	12,520
Aeon Mall	1,200	18,884
Ahresty	1,900	19,404
Ai Holdings	400	9,503
Aica Kogyo	1,900	50,039
Aichi Bank	300	16,680
Aichi Steel	400	15,917
Aida Engineering	1,500	13,312
Ain Holdings	400	26,983
Air Water	4,000	73,727
Aisan Industry	2,000	16,833
Aisin Seiki	7,300	358,672
Ajinomoto	1,800	35,513
†Akebono Brake Industry	7,100	22,193
Alfresa Holdings	1,200	20,792
Alpen	600	10,428

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Alpine Electronics	1,800	$25,885
Alps Electric	3,300	93,519
Amada Holdings	2,000	22,833
Amano	2,700	53,913
Amiyaki Tei	300	11,129
Amuse	600	13,425
ANA Holdings	10,000	30,522
Anritsu	2,600	19,664
AOKI Holdings	1,100	12,736
Aomori Bank	7,000	24,019
Aoyama Trading	1,600	54,900
Aozora Bank	7,000	25,779
Arakawa Chemical Industries	1,000	18,306
Arata	300	8,165
Arcland Sakamoto	1,600	19,229
Arcs	1,200	28,704
Ariake Japan	300	18,890
†Arisawa Manufacturing	1,300	9,131
Asahi Diamond Industrial	3,900	28,585
Asahi Glass	17,000	137,735
Asahi Group Holdings	1,400	52,917
Asahi Holdings	1,700	30,754
Asahi Intecc	1,400	58,286
Asahi Kasei	22,000	213,420
Asante	800	11,684
Asia Pile Holdings	1,700	9,315
Asics	2,200	35,333
ASKA Pharmaceutical	300	4,400
ASKUL	400	11,731
Astellas Pharma	3,700	48,722
Atom	1,800	11,754
Autobacs Seven	1,200	17,807
Avex Group Holdings	1,000	14,453
Awa Bank	6,000	38,049
Axial Retailing	700	26,659
Azbil	1,200	40,313
Bandai Namco Holdings	1,300	38,884
Bando Chemical Industries	1,500	13,312
Bank of Iwate	600	25,411
Bank of Kyoto	9,000	65,562
Bank of Nagoya	400	14,408
Bank of Okinawa	680	26,020
Bank of Saga	7,000	19,177
Belc	400	15,557
Belluna	2,000	14,965
Benefit One	900	27,607
Benesse Holdings	1,200	37,510
Bic Camera	2,200	20,216
BML	1,000	22,016
Bridgestone	7,000	283,131
Brother Industries	11,500	240,164
Bunka Shutter	2,900	22,402

LVIP Dimensional International Core Equity Fund–13

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
C Uyemura & Co.	300	$16,330
Calbee	600	20,453
Canon	4,700	146,535
Canon Electronics	1,000	16,204
Canon Marketing Japan	1,600	31,819
Capcom	1,300	25,351
Casio Computer	4,000	55,654
Cawachi	600	16,222
Central Glass	9,000	38,319
Central Japan Railway	300	48,882
Central Sports	600	18,890
Chiba Bank	4,000	25,689
Chiba Kogyo Bank	3,800	20,992
Chiyoda	200	4,691
Chiyoda Integre	500	10,693
Chubu Electric Power	2,700	36,160
Chubu Shiryo	900	9,636
Chudenko	500	10,595
Chugai Ro	3,000	5,847
Chugoku Bank	3,800	55,295
Chugoku Electric Power	1,200	13,279
Chugoku Marine Paints	2,000	14,857
Chukyo Bank	700	14,776
CI Takiron	4,000	20,803
Ci:z Holdings	400	11,875
Citizen Watch	11,600	74,395
CKD	2,700	34,147
Clarion	6,000	24,737
CMIC Holdings	800	10,305
†CMK	100	640
Coca-Cola Bottlers Japan Class C	3,475	112,057
cocokara fine	600	26,004
COLOPL	1,900	17,613
Colowide	1,200	20,113
COMSYS Holdings	2,100	37,518
Concordia Financial Group	24,869	115,131
COOKPAD	900	7,599
Cosmo Energy Holdings	1,800	30,914
Cosmos Pharmaceutical	100	19,528
Create SD Holdings	400	9,514
Credit Saison	3,700	66,004
CTI Engineering	400	4,107
CyberAgent	1,200	35,516
Dai Nippon Printing	5,000	53,894
Dai Nippon Toryo	10,000	22,276
Daibiru	1,800	15,812
Daicel	5,400	65,044
Dai-Dan	2,000	19,042
Daido Metal	1,300	11,420
Daido Steel	11,000	52,564
Daifuku	1,500	37,389
Daihatsu Diesel Manufacturing	2,400	14,875

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Daihen	4,000	$26,013
Daiho	2,000	9,952
Dai-ichi Life Holdings	7,900	141,672
Daiichi Sankyo	2,000	45,037
Dai-ichi Seiko Class C	300	4,735
Daiichikosho	500	20,053
Daiken	800	14,810
Daikin Industries	800	80,374
†Daikokuya Holdings	11,000	7,114
Daikyo	7,000	13,896
Daikyonishikawa	900	11,795
Dainichiseika Color & Chemicals Manufacturing	3,000	20,291
Daio Paper	4,000	51,127
Daisan Bank	300	4,476
Daiseki	500	10,195
Daishi Bank	10,000	39,612
Daito Pharmaceutical	600	12,115
Daito Trust Construction	400	54,954
Daiwa House Industry	2,700	77,510
Daiwa Securities Group	6,000	36,535
Daiwabo Holdings	4,000	11,785
DCM Holdings	3,400	31,364
DeNA	2,400	48,698
Denka	12,000	62,301
Denso	4,200	184,743
Dentsu	900	48,828
Denyo	900	13,614
Descente	1,100	13,052
†Dexerials	200	1,976
DIC	2,400	88,601
Digital Garage	600	12,390
Dip	600	13,091
Disco	300	45,621
DMG Mori	3,900	60,814
Don Quijote Holdings	600	20,803
Doshisha	900	16,661
Doutor Nichires Holdings	600	11,743
Dowa Holdings	7,000	50,427
DTS	1,100	27,448
Eagle Industry	1,000	13,572
Earth Chemical	300	16,087
East Japan Railway	700	60,952
Ebara	2,400	78,362
EDION	2,000	18,378
Ehime Bank	1,400	17,115
Eisai	300	15,532
Elecom	1,300	24,767
Electric Power Development	600	14,039
Elematec	100	1,726
Endo Lighting	1,600	12,748
en-japan	400	8,910

LVIP Dimensional International Core Equity Fund–14

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Enplas	400	$11,084
EPS Holdings	900	12,643
Exedy	1,300	37,133
Ezaki Glico	600	29,103
FamilyMart UNY Holdings	500	29,821
Fast Retailing	100	31,366
FCC	1,300	25,946
Ferrotec Holdings	1,100	13,546
FIDEA Holdings	7,000	13,015
Fields	800	8,307
Financial Products Group	1,500	13,298
Foster Electric	700	11,997
FP	1,000	46,528
Fudo Tetra	4,900	8,451
Fuji Ehime	600	13,112
Fuji Electric	15,000	89,060
Fuji Kyuko	2,000	17,731
Fuji Media Holdings	1,300	17,936
Fuji Oil	800	2,702
Fuji Oil Holdings	1,700	39,809
Fuji Seal International	1,200	25,955
Fuji Soft	1,000	25,492
Fujibo Holdings	300	8,286
FUJIFILM Holdings	2,200	85,921
Fujikura	24,000	172,676
Fujimori Kogyo	900	25,020
Fujisash	13,300	11,946
Fujita Kanko	1,000	3,126
Fujitec	1,500	16,465
Fujitsu	32,000	195,714
Fujitsu Frontech	700	9,909
Fujitsu General	3,000	59,283
Fukui Bank	8,000	18,971
Fukuoka Financial Group	9,000	38,965
Fukushima Industries	700	24,396
Fukuyama Transporting	4,000	24,001
Furukawa	8,000	14,731
Furukawa Electric	2,100	75,451
Fuso Chemical	1,200	37,564
Futaba	700	12,336
Futaba Industrial	1,700	12,201
Future	2,000	15,809
Fuyo General Lease	600	26,893
G-7 Holdings	800	18,080
Gakken Holdings	600	16,626
Gecoss	900	8,763
Geo Holdings	1,000	10,976
Giken	800	15,471
Glory	1,200	39,343
GMO internet	1,300	15,367
GMO Payment Gateway	100	4,985
Goldcrest	600	10,773

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Gree	3,000	$18,890
GS Yuasa	20,000	93,236
G-Tekt	1,000	17,668
Gun-Ei Chemical Industry	400	13,078
GungHo Online Entertainment	9,800	21,831
Gunma Bank	10,100	52,709
Gunze	3,000	12,261
Gurunavi	700	14,650
H2O Retailing	2,800	45,019
Hachijuni Bank	11,200	63,279
Hakuhodo DY Holdings	1,000	11,857
Hamakyorex	1,000	20,489
Hamamatsu Photonics	400	11,515
Hankyu Hanshin Holdings	3,500	113,806
Hanwa	5,000	35,525
Happinet	1,100	17,024
Haseko	5,800	62,725
Hazama Ando	6,000	40,366
Heiwa	2,100	52,212
Heiwa Real Estate	1,500	21,207
Heiwado	1,100	26,697
Hibiya Engineering	900	13,193
Hikari Tsushin	300	29,318
HI-LEX	900	23,872
Hino Motors	4,200	50,816
Hioki EE	100	2,104
Hirose Electric	100	13,833
Hiroshima Bank	14,000	59,481
HIS	1,900	44,373
Hisamitsu Pharmaceutical	200	11,425
Hitachi	96,000	519,537
Hitachi Capital	2,100	50,779
Hitachi Chemical	2,100	58,098
Hitachi Construction Machinery	2,500	62,315
Hitachi High-Technologies	300	12,220
Hitachi Maxell	1,900	34,662
Hitachi Metals	6,200	86,988
Hitachi Transport System	1,900	39,475
Hitachi Zosen	8,800	50,114
Hochiki	1,300	17,013
Hogy Medical	400	25,186
Hokkaido Electric Power	3,100	23,446
Hokkoku Bank	9,000	34,196
Hokuetsu Bank	500	12,899
Hokuetsu Industries	2,000	18,324
Hokuetsu Kishu Paper	5,000	34,851
Hokuhoku Financial Group	3,400	53,353
Hokuriku Electric Power	2,700	26,192
Hokuto	600	10,816
Honda Motor	9,100	273,907
Honda Motor ADR	4,400	133,144
Horiba	600	32,175

LVIP Dimensional International Core Equity Fund–15

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Hoshizaki	200	$15,737
Hosokawa Micron	400	15,216
House Foods Group	1,200	26,171
Hoya	1,200	57,731
Hulic	1,200	11,285
Hyakugo Bank	7,000	27,917
Hyakujushi Bank	8,000	27,019
Ibiden	4,300	66,974
IBJ Leasing	900	19,208
Ichibanya	600	19,833
Ichigo	3,700	10,834
Ichiken	4,000	15,809
Ichinen Holdings	1,200	12,514
Idemitsu Kosan	2,400	83,428
IDOM	3,000	19,025
Ihara Chemical Industry	1,000	9,072
†IHI	51,000	160,792
Iida Group Holdings	2,300	35,286
Iino Kaiun Kaisha	5,000	21,872
Imasen Electric Industrial	600	5,416
Inaba Denki Sangyo	400	14,300
Inabata	1,400	17,065
Inageya	600	8,359
Infocom	400	6,916
Information Services International- Dentsu	900	20,364
Intage Holdings	1,000	17,965
Internet Initiative Japan	1,000	18,045
Iriso Electronics	400	25,653
Iseki & Co.	7,000	14,336
Isetan Mitsukoshi Holdings	3,600	39,515
†Ishihara Sangyo Kaisha	1,600	15,996
Isuzu Motors	11,100	146,814
Ito En	800	29,210
ITOCHU	6,700	95,087
Itochu Enex	2,400	19,833
Itochu Techno-Solutions	300	8,812
Itochu-Shokuhin	300	12,355
Itoki	1,700	10,719
Iwatani	9,000	52,385
Iyo Bank	4,100	27,584
Izumi	800	35,893
J Front Retailing	4,900	72,622
J Trust	2,900	24,434
Jaccs	7,000	30,432
†Jalux	300	7,233
Jamco	400	8,892
Janome Sewing Machine	1,000	6,979
Japan Airlines	800	25,337
Japan Airport Terminal	500	17,358
Japan Aviation Electronics Industry	2,000	25,671
†Japan Display	14,100	32,929

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
†Japan Drilling	300	$6,308
Japan Exchange Group	2,800	39,863
Japan Lifeline	700	13,430
Japan Pulp & Paper	4,000	13,330
Japan Radio	600	7,454
Japan Securities Finance	4,300	22,865
Japan Steel Works	2,000	32,229
Japan Tobacco	3,100	100,744
Japan Wool Textile	1,400	11,054
JCU	600	19,105
Jeol	3,000	15,953
JFE Holdings	2,600	44,571
JGC	700	12,167
Jimoto Holdings	7,400	12,563
JINS	200	10,437
J-Oil Mills	400	15,090
Joshin Denki	2,000	20,408
JSP	300	6,987
JSR	3,000	50,579
JTEKT	6,700	104,054
Juki	2,600	30,617
Juroku Bank	10,000	32,246
JVC Kenwood	4,200	10,940
JXTG Holdings	34,450	169,171
K&O Energy Group	900	14,293
kabu.com Securities	7,000	22,761
Kadokawa Dwango	600	8,601
Kaga Electronics	1,200	21,299
Kagome	500	12,993
Kajima	16,000	104,338
Kakaku.com	2,700	36,742
Kaken Pharmaceutical	300	16,950
Kakiyasu Honten	700	12,160
Kameda Seika	300	13,150
Kamei	1,600	17,792
Kamigumi	6,000	51,846
Kanagawa Chuo Kotsu	2,000	12,773
Kanamoto	900	24,228
Kandenko	4,000	35,750
Kaneka	8,000	59,499
Kanematsu	19,000	34,133
Kansai Electric Power	3,000	36,836
Kansai Paint	1,000	21,225
Kansai Urban Banking	1,000	12,710
Kanto Denka Kogyo	2,000	17,246
Kao	2,500	137,070
Kasai Kogyo	1,400	17,983
Kato Sangyo	800	20,523
Kato Works	400	9,902
KAWADA TECHNOLOGIES	200	12,773
Kawai Musical Instruments
Manufacturing	900	18,860

LVIP Dimensional International Core Equity Fund–16

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Kawasaki Heavy Industries	23,000	$69,828
†Kawasaki Kisen Kaisha	22,000	58,493
KDDI	8,000	209,970
Keihan Holdings	11,000	67,286
Keihin	1,900	31,163
Keikyu	5,000	54,882
Keio	5,000	39,612
Keisei Electric Railway	500	11,601
Keiyo	600	3,067
Keiyo Bank	9,000	38,884
Kenedix	6,000	23,875
Kenko Mayonnaise	500	12,292
Kewpie	2,200	62,346
Key Coffee	700	13,713
Keyence	200	80,086
KFC Holdings Japan	700	12,292
Kinden	3,700	51,646
Kintetsu Group Holdings	7,000	25,213
Kintetsu World Express	1,000	15,108
Kirin Holdings	3,600	67,922
Kitagawa Iron Works	600	11,819
Kita-Nippon Bank	400	11,551
Kito	700	7,470
Kitz	2,100	13,996
Kiyo Bank	2,000	30,648
Koa	1,100	14,495
Koatsu Gas Kogyo	2,000	12,845
Kobayashi Pharmaceutical	300	14,524
†Kobe Steel	8,300	75,746
Kohnan Shoji	1,200	22,689
Koito Manufacturing	500	26,004
Kokusai	1,000	7,635
Kokuyo	2,500	32,224
Komatsu	4,800	125,098
Komeri	1,100	27,201
Komori	1,800	23,104
Konami Holdings	1,000	42,441
Konica Minolta	10,600	94,832
Konishi	1,200	14,433
Konoike Transport	600	7,427
Kose	200	18,090
Koshidaka Holdings	900	19,119
Kotobuki Spirits	500	12,292
Kourakuen Holdings	500	7,527
K’s Holdings	1,800	33,015
Kubota	2,500	37,524
Kubota ADR	300	22,605
Kumagai Gumi	17,000	44,283
Kura	200	8,354
Kurabo Industries	8,000	17,605
Kuraray	4,200	63,681
Kureha	700	30,778

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Kurita Water Industries	2,200	$53,217
Kuroda Electric	600	13,064
Kusuri No Aoki Holdings	600	26,758
KYB	7,000	36,468
Kyocera ADR	473	26,550
Kyodo Printing	4,000	13,006
Kyoei Steel	1,000	17,857
Kyokuto Kaihatsu Kogyo	1,200	19,919
Kyokuyo	500	13,186
KYORIN Holdings	900	19,006
Kyoritsu Maintenance	800	23,821
Kyowa Exeo	3,100	44,859
Kyowa Hakko Kirin	2,100	33,236
Kyudenko	1,500	40,892
Kyushu Electric Power	1,800	19,175
Kyushu Financial Group	8,200	50,159
Lasertec	2,400	32,164
Lawson	200	13,563
Leopalace21	10,400	53,714
Life	200	5,847
Lifull	1,800	12,207
Lintec	1,200	25,578
Lion	2,000	35,965
LIXIL Group	2,900	73,588
M3	1,200	29,782
Macnica Fuji Electronics Holdings	900	12,765
Maeda	4,000	35,426
Maeda Kosen	900	11,261
Maeda Road Construction	2,000	35,336
Makino Milling Machine	2,000	17,336
Makita	1,000	35,031
Mandom	300	14,066
Marubeni	10,100	62,189
Marudai Food	4,000	17,498
Maruha Nichiro	1,700	51,460
Marui Group	1,800	24,462
Maruichi Steel Tube	900	25,586
Marusan Securities	1,100	9,070
Maruzen Showa Unyu	2,000	7,940
Matsui Construction	1,800	16,168
Matsui Securities	1,300	10,171
Matsumotokiyoshi Holdings	900	42,684
Matsuya Foods	200	7,455
Max	1,000	13,294
Mazda Motor	14,300	205,900
MCJ	1,200	14,077
Mebuki Financial	7,190	28,739
Medipal Holdings	4,900	76,847
Megmilk Snow Brand	1,600	44,049
Meidensha	5,000	17,740
MEIJI Holdings	200	16,653
Meisei Industrial	2,100	12,091

LVIP Dimensional International Core Equity Fund–17

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Meitec	600	$24,360
Michinoku Bank	6,000	10,078
Mie Bank	600	12,665
Milbon	400	20,120
Minato Bank	600	11,151
MINEBEA MITSUMI	10,332	137,816
Miraca Holdings	1,000	45,989
Mirait Holdings	1,900	18,654
Misawa Homes	1,400	13,078
MISUMI Group	2,600	46,988
Mitani	600	19,617
Mitsuba	2,400	47,168
Mitsubishi	8,100	175,016
Mitsubishi Chemical Holdings	29,800	230,573
Mitsubishi Electric	28,000	401,653
Mitsubishi Estate	3,000	54,702
Mitsubishi Gas Chemical	6,000	124,603
Mitsubishi Heavy Industries	43,000	172,494
Mitsubishi Logistics	2,000	27,558
Mitsubishi Materials	3,100	93,838
Mitsubishi Motors	4,800	28,844
Mitsubishi Nichiyu Forklift	3,300	21,164
†Mitsubishi Paper Mills	2,100	13,808
Mitsubishi Shokuhin	500	15,494
Mitsubishi Steel Manufacturing	6,000	12,935
Mitsubishi Tanabe Pharma	1,300	27,067
Mitsubishi UFJ Financial Group	28,400	178,492
Mitsubishi UFJ Financial Group ADR	35,500	225,070
Mitsubishi UFJ Lease & Finance	13,900	69,294
Mitsuboshi Belting	2,000	18,575
Mitsui & Co.	8,000	115,872
Mitsui Chemicals	42,000	207,491
Mitsui Engineering & Shipbuilding	24,000	37,079
Mitsui Fudosan	3,000	63,972
Mitsui Home	3,000	16,761
Mitsui Mining & Smelting	24,000	81,703
Mitsui OSK Lines	13,000	40,869
Mitsui Sugar	300	7,300
Mitsui-Soko Holdings	5,000	14,911
Miura	1,000	16,051
Miyazaki Bank	5,000	15,405
Mizuho Financial Group	118,800	217,688
Mizuho Financial Group ADR	5,700	21,033
Mizuno	3,000	15,468
Mochida Pharmaceutical	300	22,258
Modec	900	19,135
Monex Group	6,400	15,349
Monogatari	100	4,581
MonotaRO	700	21,629
Morinaga & Co.	600	26,624
Morinaga Milk Industry	7,000	51,936
Morita Holdings	1,100	15,987

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
MS&AD Insurance Group Holdings	3,800	$120,830
MTI	1,200	7,276
Murata Manufacturing	700	99,564
Musashi Seimitsu Industry	800	20,451
Musashino Bank	1,000	29,642
Nabtesco	2,000	52,996
Nachi-Fujikoshi	8,000	40,959
Nagase & Co.	3,800	52,940
Nagatanien Holdings	2,000	26,013
Nagoya Railroad	4,000	18,001
Nakanishi	400	15,593
Nankai Electric Railway	6,000	29,210
Nanto Bank	800	29,282
NEC	55,000	132,399
NEC Capital Solutions	700	10,746
NEC Networks & System Integration	800	15,471
NET One Systems	2,200	17,844
NGK Insulators	2,000	45,271
NGK Spark Plug	2,700	61,698
NH Foods	3,000	80,544
NHK Spring	7,700	85,002
Nichias	4,000	40,205
Nichiban	3,000	24,791
Nichiha	1,000	29,372
Nichi-iko Pharmaceutical	1,400	21,768
Nichirei	5,500	136,055
Nichireki	2,000	16,330
Nichirin	1,000	19,321
Nidec	300	28,550
Nidec ADR	1,000	23,915
Nifco	600	30,127
Nihon Chouzai	400	13,599
Nihon House Holdings	2,600	11,397
Nihon Kohden	1,300	29,064
Nihon M&A Center	1,200	39,019
Nihon Nohyaku	2,400	15,069
Nihon Parkerizing	1,800	22,247
Nihon Unisys	3,000	40,959
Nikkiso	3,300	37,793
Nikkon Holdings	2,100	44,799
Nikon	3,100	44,942
Nintendo	100	23,206
Nippo	3,000	56,885
Nippon Carbide Industries	8,000	10,994
Nippon Carbon	4,000	12,000
Nippon Chemi-Con	6,000	19,671
Nippon Chemiphar	300	14,255
Nippon Coke & Engineering	18,200	15,530
Nippon Denko	4,300	14,986
Nippon Densetsu Kogyo	1,000	18,027
Nippon Electric Glass	8,000	48,361
Nippon Express	11,000	56,517

LVIP Dimensional International Core Equity Fund–18

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Nippon Flour Mills	2,800	$41,347
Nippon Gas	1,200	34,977
Nippon Kayaku	3,000	40,690
Nippon Koei	800	20,975
Nippon Light Metal Holdings	22,200	48,855
Nippon Paint Holdings	800	27,845
Nippon Paper Industries	3,000	53,948
Nippon Road	3,000	13,770
†Nippon Sheet Glass	3,900	28,340
Nippon Shinyaku	300	15,279
Nippon Shokubai	900	61,277
Nippon Signal	1,200	10,790
Nippon Soda	4,000	22,096
Nippon Steel & Sumikin Bussan	400	16,815
Nippon Steel & Sumitomo Metal	4,200	96,766
Nippon Suisan Kaisha	10,100	50,350
Nippon Telegraph & Telephone	1,500	64,026
Nippon Thompson	3,200	17,390
Nippon Valqua Industries	800	13,143
Nippon Yakin Kogyo	5,800	11,097
†Nippon Yusen	48,000	101,320
Nipro	4,700	66,280
Nishimatsu Construction	8,000	39,378
Nishimatsuya Chain	1,000	11,273
Nishi-Nippon Financial Holdings	3,800	37,990
Nishi-Nippon Railroad	5,000	21,064
Nishio Rent All	700	19,680
Nissan Chemical Industries	2,100	61,116
Nissan Motor	25,200	242,991
Nissan Shatai	2,800	25,201
Nissei ASB Machine	400	9,974
Nissei Build Kogyo	3,000	14,848
Nissha Printing	400	9,478
Nisshin Oillio Group	4,000	22,779
Nisshin Seifun Group	1,400	20,887
†Nisshin Steel	3,114	40,949
Nisshinbo Holdings	4,800	47,987
Nissin	5,000	16,707
Nissin Electric	2,100	24,258
Nissin Kogyo	2,100	37,650
Nitori Holdings	400	50,552
Nitta	600	16,734
Nittetsu Mining	300	16,222
Nitto Boseki	4,000	19,905
Nitto Denko	900	69,539
Nitto Kogyo	1,100	15,177
Nittoc Construction	3,400	13,254
NOF	7,000	74,320
Nohmi Bosai	900	12,361
Nojima	1,000	12,737
NOK	3,400	78,915
Nomura	1,000	17,614

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Nomura Holdings	8,500	$52,826
Nomura Holdings ADR	6,763	42,404
Nomura Real Estate Holdings	3,500	55,771
Nomura Research Institute	440	16,204
Noritake	700	17,926
Noritz	1,200	22,765
North Pacific Bank	9,700	36,768
NS Solutions	1,100	23,773
NS United Kaiun Kaisha	7,000	15,090
NSD	900	12,999
NS	12,500	178,748
NTN	12,000	59,714
NTT Data	1,200	56,912
NTT DOCOMO	4,000	93,147
NTT DOCOMO ADR	1,000	23,350
NTT Urban Development	1,900	16,486
NuFlare Technology	300	18,243
Obara Group	900	39,774
Obayashi	12,100	113,142
Obayashi Road	2,000	11,929
Obic	200	9,521
Odakyu Electric Railway	1,100	21,401
Ogaki Kyoritsu Bank	16,000	47,570
Ohashi Technica	1,100	13,635
Ohsho Food Service	400	14,785
Oiles	300	5,530
Oita Bank	3,000	11,722
Oji Holdings	18,000	84,236
Okabe	1,500	13,635
Okamoto Industries	1,000	10,698
Okamura	1,800	15,990
Okasan Securities Group	6,000	36,594
Oki Electric Industry	3,700	53,242
Okinawa Cellular Telephone	800	25,905
Okinawa Electric Power	1,350	32,086
OKUMA	3,000	31,420
Okumura	4,000	24,288
Okuwa	1,000	10,159
Olympus	400	15,378
Omron	1,200	52,654
Onward Holdings	4,000	27,414
Open House	1,000	23,929
Optex	400	10,905
Oracle Japan	500	28,564
Organo	3,000	13,473
Orient	8,200	14,805
Oriental Land	500	28,667
Osaka Gas	8,000	30,396
Osaka Soda	4,000	17,857
Osaka Steel	700	12,657
Osaki Electric	2,000	17,372
OSG	2,400	49,087

LVIP Dimensional International Core Equity Fund–19

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
OSJB Holdings	3,400	$8,429
Otsuka	300	16,276
Outsourcing	400	15,881
Pacific Industrial	1,500	21,328
†Pacific Metals	5,000	17,426
Pack	700	19,806
PAL GROUP Holdings	1,100	26,677
PALTAC	600	16,707
PanaHome	2,000	18,324
Panasonic	27,100	306,223
Panasonic ADR	1,085	12,369
Paramount Bed Holdings	600	24,037
Parco	1,200	12,838
Park24	600	15,705
Pasona Group	500	3,593
Penta-Ocean Construction	11,500	55,574
Pigeon	1,300	41,512
Pilot	400	16,366
Piolax	900	20,606
†Pioneer	13,800	27,394
Plenus	1,000	22,150
Press Kogyo	4,300	21,514
Pressance	2,000	24,073
Prestige International	1,700	15,316
Prima Meat Packers	5,000	22,096
Proto	700	9,192
Raito Kogyo	2,000	20,336
Rakuten	2,100	21,032
Relo Holdings	2,000	33,163
Rengo	11,000	63,532
Resona Holdings	28,900	155,208
Resorttrust	1,200	21,126
Ricoh	13,800	113,544
Ricoh Leasing	800	25,653
Riken	300	13,231
Riken Technos	700	3,345
Riken Vitamin	500	18,054
Ringer Hut	400	8,203
Rinnai	200	15,917
Riso Kagaku	700	12,267
Rohm	400	26,588
Rohto Pharmaceutical	1,800	33,727
Rokko Butter	500	10,887
Roland DG	400	12,036
Round One	5,000	39,747
Royal Holdings	800	16,161
Ryobi	6,000	26,085
Ryohin Keikaku	100	21,908
Ryosan	1,100	33,100
S Foods	500	14,551
Sac’s Bar Holdings	900	10,226
Saibu Gas	5,000	11,497

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Saizeriya	1,100	$27,646
Sakata INX	1,200	16,524
Sala	100	559
SAMTY	900	8,957
San-A Class A	600	27,270
San-Ai Oil	2,400	20,329
†Sanden Holdings	5,000	16,617
Sangetsu	1,100	18,388
San-In Godo Bank	3,300	26,440
†Sanken Electric	7,000	30,746
Sanki Engineering	2,200	18,931
Sankyo	1,000	33,414
Sankyo Tateyama	1,100	16,402
Sankyu	10,000	60,631
Sanoh Industrial	1,700	12,720
Sanrio	800	14,695
Sanshin Electronics	1,200	13,700
Santen Pharmaceutical	1,700	24,615
Sanwa Holdings	5,400	50,542
Sanyo Chemical Industries	500	20,996
Sanyo Denki	2,000	14,929
Sanyo Electric Railway	3,000	15,252
Sanyo Shokai	5,000	7,410
Sanyo Special Steel	3,000	15,926
Sanyo Trading	500	7,891
Sapporo Holdings	2,300	62,185
Sato Holdings	800	17,045
†Sawada Holdings	1,600	14,602
Sawai Pharmaceutical	900	48,666
Saxa Holdings	7,000	13,518
SBI Holdings	5,500	76,673
SBS Holdings	1,000	7,222
SCREEN Holdings	1,000	73,565
SCSK	300	11,911
Secom	700	50,106
Sega Sammy Holdings	3,000	40,205
Seibu Holdings	600	9,900
Seikagaku	500	8,331
Seikitokyu Kogyo	1,000	4,770
Seiko Epson	3,200	67,374
Seiko Holdings	6,000	24,468
Seino Holdings	4,000	44,912
Seiren	1,900	28,347
Sekisui Chemical	4,300	72,265
Sekisui House	3,100	50,984
Sekisui Plastics	2,500	17,471
Senko Group Holdings	5,000	32,202
Senshu Ikeda Holdings	7,900	32,642
Senshukai	1,500	10,806
Septeni Holdings	4,000	14,372
Seria	800	34,492
Seven & i Holdings	2,700	105,788

LVIP Dimensional International Core Equity Fund–20

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Seven Bank	10,300	$33,676
Shibuya	600	16,303
Shiga Bank	9,000	46,160
Shikoku Bank	8,000	20,911
Shikoku Chemicals	2,000	21,576
Shikoku Electric Power	1,800	19,774
Shima Seiki Manufacturing	800	30,109
Shimachu	1,700	41,397
Shimadzu	1,000	15,890
Shimamura	200	26,426
Shimano	200	29,192
Shimizu	6,000	53,786
Shimizu Bank	400	12,180
Shindengen Electric Manufacturing	3,000	12,557
Shin-Etsu Chemical	2,000	173,251
Shinko Electric Industries	4,100	27,510
Shinko Plantech	1,300	9,890
Shinko Shoji	1,100	12,005
Shinmaywa Industries	3,000	28,645
Shinnihon	2,400	19,272
Shinoken Group	600	11,328
Shinsei Bank	20,000	36,827
Shinwa	400	6,730
Shionogi & Co	500	25,815
Ship Healthcare Holdings	1,100	29,256
Shiseido	600	15,791
Shizuoka Bank	3,000	24,414
Shizuoka Gas	1,300	8,816
†Showa	1,900	16,128
†Showa Denko	5,000	89,149
Showa Sangyo	3,000	15,845
Siix	600	24,144
Sinfonia Technology	6,000	17,515
Sinko Industries	400	5,745
SKY Perfect JSAT Holdings	8,900	37,573
Skylark	1,200	17,580
SMC	100	29,570
SMK	2,000	7,114
SMS	500	12,679
Sodick	2,000	19,761
SoftBank Group	4,000	282,476
Sogo Medical	400	15,054
Sohgo Security Services	400	14,929
Sojitz	27,300	68,416
Sompo Holdings	2,300	84,269
Sony	10,700	361,953
Sony Financial Holdings	1,700	27,318
†Sosei Group	200	19,546
Sotetsu Holdings	5,000	23,219
Sparx Group	5,300	10,045
Square Enix Holdings	800	22,635
St Marc Holdings	900	26,435

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Stanley Electric	2,600	$74,149
Star Micronics	1,000	15,333
Start Today	2,100	46,459
Starts	1,200	25,050
Starzen	400	16,060
Stella Chemifa	400	11,425
Studio Alice	300	6,168
Subaru	1,900	69,682
Sugi Holdings	300	13,770
Sumco	4,000	66,613
Sumida	1,300	19,384
Sumitomo	7,200	96,847
Sumitomo Bakelite	8,000	48,145
Sumitomo Chemical	49,000	273,763
Sumitomo Dainippon Pharma	400	6,604
Sumitomo Densetsu	900	10,348
Sumitomo Electric Industries	18,800	311,729
Sumitomo Forestry	2,700	40,986
Sumitomo Heavy Industries	14,000	97,584
Sumitomo Metal Mining	3,000	42,670
Sumitomo Mitsui Construction	36,500	39,670
Sumitomo Mitsui Financial Group	7,200	261,601
Sumitomo Mitsui Trust Holdings	2,000	69,343
Sumitomo Osaka Cement	13,000	54,064
Sumitomo Real Estate Sales	600	19,321
Sumitomo Realty & Development	2,000	51,846
Sumitomo Riko	1,300	13,148
Sumitomo Rubber Industries	5,000	85,197
Sumitomo Seika Chemicals	400	17,012
Sumitomo Warehouse	5,000	27,486
Sun Frontier Fudousan	1,300	11,327
Sundrug	400	13,420
Suntory Beverage & Food	600	25,276
Suruga Bank	1,300	27,371
Suzuken Aichi	2,100	68,849
Suzuki Motor	1,500	62,274
†SWCC Showa Holdings	16,000	12,360
Sysmex	900	54,568
T Hasegawa	800	15,191
T RAD	8,000	23,713
T&D Holdings	7,700	111,769
T&K Toka	1,200	11,425
Tachi-S	1,400	27,879
Tadano	3,000	35,004
Taihei Dengyo Kaisha	2,000	19,581
Taiheiyo Cement	34,000	113,608
Taiho Kogyo	900	13,436
Taikisha	500	12,234
Taiko Bank	6,000	11,911
Taisei	5,000	36,423
Taiyo Holdings	400	17,480
Taiyo Nippon Sanso	5,600	65,492

LVIP Dimensional International Core Equity Fund–21

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Taiyo Yuden	4,500	$56,831
Takara Holdings	1,600	17,260
Takara Leben	4,000	17,821
Takara Standard	1,200	19,100
Takasago International	600	19,240
Takasago Thermal Engineering	800	11,253
Takashimaya	8,000	69,990
†Takata	1,700	7,330
Takeda Pharmaceutical	2,800	131,512
Takeei	900	8,472
Takeuchi Manufacturing	1,800	33,921
Takuma	1,000	9,782
Tamron	700	12,657
Tamura	4,000	17,749
Tatsuta Electric Wire & Cable	3,600	16,362
TDK	1,700	107,653
TechnoPro Holdings	500	19,290
Teijin	6,000	113,123
Temp Holdings	1,500	27,944
Terumo	500	17,358
THK	2,300	57,908
TIS	4,500	114,470
Toa Hyogo	1,000	8,677
TOA ROAD	3,000	8,973
†Toa Tokyo	600	10,881
Toagosei	3,700	42,208
Tobishima	6,800	10,384
Tobu Railway	9,000	45,594
Tocalo	600	15,581
Tochigi Bank	4,000	18,432
Toda	4,000	24,073
Toei	3,000	25,627
Toenec	1,000	4,994
Toho	300	7,009
Toho Bank	7,000	26,345
Toho Gas	4,000	28,276
Toho Holdings	1,900	39,765
Toho Titanium	1,700	13,300
Toho Zinc	5,000	24,522
Tohoku Electric Power	1,900	25,736
Tokai Carbon	7,000	30,495
Tokai Gifu	500	18,279
TOKAI Holdings	2,800	21,529
Tokai Rika	2,700	54,398
Tokai Tokyo Financial Holdings	3,700	19,243
Token	300	23,579
Tokio Marine Holdings	4,000	168,724
Tokushu Tokai Paper	400	14,965
†Tokuyama	13,000	62,822
Tokyo Century	1,400	47,660
Tokyo Dome	2,000	18,575
†Tokyo Electric Power Holdings	6,000	23,498

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Tokyo Electron	600	$65,508
Tokyo Gas	10,000	45,504
Tokyo Keiki	5,000	10,375
Tokyo Ohka Kogyo	600	19,914
Tokyo Rope Manufacturing	600	9,081
Tokyo Seimitsu	600	18,890
Tokyo Steel Manufacturing	1,600	13,438
Tokyo Tatemono	5,800	76,479
Tokyo TY Financial Group	700	20,969
Tokyotokeiba	5,000	11,587
Tokyu	5,000	35,390
Tokyu Construction	2,600	20,435
Tokyu Fudosan Holdings	14,100	76,497
TOMONY Holdings	4,800	25,438
Tomy	3,600	35,990
Tonami Holdings	5,000	18,189
Topcon	2,600	46,521
Toppan Forms	1,800	17,623
Toppan Printing	5,000	50,975
Topre	1,600	41,635
Topy Industries	500	13,285
Toray Industries	7,000	62,059
Toridoll	400	8,691
Torii Pharmaceutical	600	15,478
Torishima Pump Manufacturing	200	1,965
Toshiba Machine	6,000	24,360
Toshiba Plant Systems & Services	1,400	20,435
†Toshiba TEC	8,000	44,768
Tosoh	22,000	193,263
Totetsu Kogyo	700	20,089
TOTO	700	26,439
Tottori Bank	600	9,431
Towa Bank	13,000	13,779
Towa Pharmaceutical	300	15,171
Toyo Construction	5,200	18,683
Toyo Ink SC Holdings	6,000	28,887
Toyo Kohan	2,600	8,991
Toyo Seikan Group Holdings	3,600	58,464
Toyo Suisan Kaisha	300	11,170
Toyo Tire & Rubber	3,300	59,283
Toyobo	33,000	57,208
Toyoda Gosei	3,800	96,630
Toyota Boshoku	3,200	74,244
Toyota Motor	22,684	1,231,085
Toyota Motor ADR	1,489	161,735
Toyota Tsusho	7,600	230,055
TPR	800	26,264
Trancom	200	10,348
†Transcosmos	800	18,798
Trend Micro	400	17,785
Trusco Nakayama	1,000	23,183
TS Tech	2,100	56,438

LVIP Dimensional International Core Equity Fund–22

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Tsubakimoto Chain	6,000	$50,013
Tsukishima Kikai	1,500	15,831
Tsukuba Bank	3,300	9,248
Tsukui	2,800	16,574
Tsumura	1,300	40,753
Tsuruha Holdings	200	18,504
Tsurumi Manufacturing	800	11,691
Tv Tokyo Holdings	700	16,002
UACJ	10,000	26,228
Ube Industries	49,000	110,473
UKC Holdings	100	1,836
Ulvac	1,600	74,589
Unicharm	500	11,980
Unipres	1,800	37,494
United Arrows	700	21,189
United Super Markets Holdings	1,800	16,459
†Unitika	25,000	20,884
Universal Entertainment	400	12,791
Unizo Holdings	500	12,337
Usen	1,100	4,555
Ushio	5,200	65,718
USS	1,100	18,338
V Technology	100	15,414
Valor Holdings	1,500	35,395
Vital KSK Holdings	400	3,708
VT Holdings	3,300	17,133
Wacoal Holdings	3,000	37,025
Wakita	1,300	12,354
Warabeya Nichiyo Holdings	500	11,596
Welcia Holdings	800	22,384
West Holdings	300	2,239
West Japan Railway	400	26,016
Xebio Holdings	1,000	15,503
Yahagi Construction	1,500	13,244
Yahoo Japan	9,000	41,552
Yakult Honsha	300	16,653
YAMABIKO	1,600	18,741
Yamada Denki	9,100	45,365
Yamagata Bank	6,000	26,139
Yamaguchi Financial Group	5,000	54,208
Yamaha	800	22,025
Yamaha Motor	3,300	79,469
Yamaichi Electronics	1,500	22,191
Yamanashi Chuo Bank	6,000	26,839
Yamatane	900	12,272
Yamato Holdings	2,300	48,188
Yamato Kogyo	1,300	33,536
Yamazaki Baking	1,000	20,569
Yamazen	2,400	21,601
Yaoko	500	18,998
Yaskawa Electric	5,000	100,332
Yellow Hat	500	11,587

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Yodogawa Steel Works	1,000	$27,127
Yokogawa Bridge Holdings	900	10,428
Yokogawa Electric	4,600	72,390
Yokohama Reito	1,200	11,921
Yokohama Rubber	3,200	62,632
Yondoshi Holdings	500	11,125
Yorozu	1,000	15,387
Yoshinoya Holdings	800	11,634
Yurtec	1,000	6,880
Yusen Logistics	900	9,062
Zenkoku Hosho	400	13,617
Zenrin	600	12,757
Zensho Holdings	1,500	25,128
Zeon	6,000	68,499
ZERIA Pharmaceutical	700	10,764
Zojirushi	1,100	15,957

		41,145,081

Netherlands–2.66%
Aalberts Industries	3,092	115,449
#ABN AMRO Group CVA 144A	4,146	100,622
Accell Group	622	17,020
Aegon	15,661	79,710
Aegon (New York Shares)	1,600	8,208
Akzo Nobel	4,488	372,156
†Altice Class A	2,117	47,890
AMG Advanced Metallurgical Group	1,768	40,976
Amsterdam Commodities	644	16,145
APERAM	1,419	70,921
Arcadis	2,678	42,225
†ArcelorMittal (New York Shares)	19,211	160,412
ASM International	1,280	71,853
†ASML Holding	433	57,463
†ASML Holding (New York Shares)	200	26,560
BE Semiconductor Industries	2,089	85,208
Beter Bed Holding	484	7,977
BinckBank	3,253	16,619
Boskalis Westminster	2,904	100,142
Brunel International	605	9,843
Coca-Cola European Partners	1,244	46,515
Corbion	2,379	65,085
Delta Lloyd	14,307	81,533
#Flow Traders 144A	328	10,336
†Fugro CVA	1,289	20,083
Gemalto	1,791	100,079
#Grandvision 144A	498	12,195
Heineken	1,086	92,452
Hunter Douglas	186	12,503
IMCD Group	759	37,311
ING Groep	12,643	191,119
ING Groep ADR	6,300	95,067
Kendrion	498	15,911

LVIP Dimensional International Core Equity Fund–23

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Netherlands (continued)
Koninklijke Ahold Delhaize	26,515	$567,421
Koninklijke Ahold Delhaize ADR	1,216	26,071
Koninklijke BAM Groep	7,074	38,201
Koninklijke DSM	2,035	137,659
Koninklijke KPN	103,811	312,635
Koninklijke Philips	3,264	104,914
Koninklijke Philips (New York Shares)	3,494	112,192
Koninklijke Vopak	1,961	85,510
Nederland Apparatenfabriek	289	12,002
NN Group	3,118	101,402
†OCI	993	19,084
†PostNL	11,482	54,239
Randstad Holding	2,595	149,768
RELX	3,294	61,004
RELX ADR	1,230	22,829
SBM Offshore	4,543	74,514
Sligro Food Group	739	27,829
TKH Group CVA	1,290	55,357
†TomTom	3,995	38,898
Unilever (New York Shares)	2,400	119,232
Unilever CVA	2,188	108,702
Van Lanschot CVA	475	11,363
Wessanen	2,505	33,832
Wolters Kluwer	3,500	145,488

		4,647,734

New Zealand–0.43%
†a2 Milk	9,041	18,950
Air New Zealand	17,408	30,019
Auckland International Airport	4,027	19,083
Chorus	14,273	43,223
Contact Energy	4,150	14,720
EBOS Group	4,086	52,273
Fisher & Paykel Healthcare	6,224	42,321
Fletcher Building	14,790	86,260
Freightways	3,723	19,548
Genesis Energy	17,212	25,097
Infratil	11,249	22,947
Mainfreight	2,869	45,432
Mercury	3,950	8,722
Metlifecare	6,446	27,699
New Zealand Refining	7,205	12,021
Port of Tauranga	7,990	23,356
Restaurant Brands New Zealand	1,401	5,352
SKY Network Television	9,600	26,380
SKYCITY Entertainment Group	17,553	51,064
Spark New Zealand	22,300	54,713
Summerset Group Holdings	11,663	42,269
Trade Me Group	12,535	45,078
Warehouse Group	6,110	9,894
Z Energy	3,466	16,911

		743,332

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Norway–0.89%
ABG Sundal Collier Holding	15,637	$9,925
†AF Gruppen	854	15,267
†Akastor	6,130	9,246
Aker Class A	1,440	55,680
Aker BP	5,231	83,831
†Aker Solutions	2,616	15,767
†Atea	3,763	44,264
Austevoll Seafood	4,213	30,912
Bakkafrost	490	15,157
Borregaard	3,905	43,774
#BW LPG 144A	3,677	18,706
†BW Offshore	2,693	6,587
DNB	4,687	74,294
†DNO	17,098	14,397
Ekornes	768	9,660
#Entra 144A	1,053	11,497
†Fred Olsen Energy	1,724	5,662
Frontline	2,974	19,916
Gjensidige Forsikring	1,459	22,226
Grieg Seafood	1,259	9,450
†Kongsberg Automotive	21,255	14,482
Kongsberg Gruppen	716	11,133
Leroy Seafood Group	517	22,640
†Marine Harvest	3,316	50,554
†Nordic Semiconductor	2,947	10,743
Norsk Hydro	12,370	71,833
†Norwegian Air Shuttle	259	7,134
Ocean Yield	2,180	15,488
†Opera Software	2,227	10,453
Orkla	3,459	30,980
†Petroleum Geo-Services	12,922	34,087
†Prosafe	520	2,048
Protector Forsikring	1,286	9,548
†REC Silicon	113,969	13,672
Salmar	1,165	25,128
Schibsted	331	8,520
†Seadrill	2,073	3,262
†Seadrill (New York Shares)	13,905	22,943
SpareBank 1 SR-Bank	2,441	18,266
Statoil	9,007	153,890
Statoil ADR	700	12,026
Stolt-Nielsen	777	13,212
†Storebrand	11,785	78,373
†Subsea 7	7,571	117,098
Telenor	3,119	51,909
TGS Nopec Geophysical	5,590	118,490
Tomra Systems	1,480	16,203
Veidekke	2,004	26,374
Wilh Wilhelmsen Holding Class A	394	10,417
#XXL 144A	431	4,693

LVIP Dimensional International Core Equity Fund–24

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Norway (continued)
Yara International	1,484	$57,139

		1,558,956

Portugal–0.28%
Altri	3,521	15,738
†Banco Comercial Portugues Class R	346,560	72,500
CTT-Correios de Portugal	1,773	9,688
EDP - Energias de Portugal	11,203	37,946
EDP Renovaveis	5,921	43,780
Galp Energia	5,479	83,145
Jeronimo Martins	2,133	38,160
†Navigator	20,963	84,220
NOS	6,275	34,207
REN - Redes Energeticas Nacionais	7,613	22,911
Semapa-Sociedade de Investimento e Gestao	826	12,601
†Sonae	42,299	42,778

		497,674

Singapore–1.06%
Accordia Golf Trust	23,400	12,295
Boustead Singapore	12,700	7,899
Bukit Sembawang Estates	7,100	30,809
CapitaLand	16,300	42,298
Chip Eng Seng	1,600	835
City Developments	4,800	35,000
ComfortDelGro	23,000	42,092
CSE Global	25,500	9,662
†CWT	7,500	10,723
Dairy Farm International Holdings	3,100	28,148
DBS Group Holdings	11,100	153,941
Delfi	3,900	6,217
†Ezion Holdings	44,590	11,316
First Resources	15,000	20,803
Frasers Centrepoint	17,500	21,705
GL	20,900	11,579
Golden Agri-Resources	271,300	74,669
Great Eastern Holdings	700	10,684
†Halcyon Agri	27,812	12,923
Hong Fok	19,800	11,324
Hong Leong Finance	7,100	13,704
Hongkong Land Holdings	2,000	15,380
Hutchison Port Holdings Trust	183,000	75,945
Hyflux	16,000	6,520
Indofood Agri Resources	26,500	9,851
Jardine Cycle & Carriage	588	18,436
Keppel	6,400	31,752
Keppel Infrastructure Trust	64,700	23,589
M1	8,600	13,095
Mandarin Oriental International	4,700	6,110
†Noble Group	369,300	51,216
Olam International	9,600	13,177

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Singapore (continued)
OUE	6,300	$9,638
Oversea-Chinese Banking	21,488	149,311
QAF	12,400	12,366
Raffles Medical Group	15,100	15,274
RHT Health Trust	23,800	15,142
Riverstone Holdings	20,800	12,862
SATS	6,900	24,071
Sembcorp Industries	32,900	74,791
Sembcorp Marine	18,400	25,189
†SIIC Environment Holdings	19,160	7,602
Sinarmas Land	50,600	17,725
Singapore Airlines	16,100	115,900
Singapore Exchange	5,000	27,523
Singapore Post	26,300	25,570
Singapore Technologies Engineering	4,100	10,933
Singapore Telecommunications	27,900	78,184
StarHub	6,600	13,588
Super Group	38,000	35,451
United Engineers	16,300	33,209
United Industrial	4,400	9,719
United Overseas Bank	6,643	104,998
UOB-Kay Hian Holdings	6,400	6,382
UOL Group	10,000	49,827
Venture	10,300	84,456
Wheelock Properties Singapore	8,400	11,199
Wilmar International	12,800	32,301
Wing Tai Holdings	8,100	10,915

		1,847,823

Spain–2.47%
Abertis Infraestructuras	3,699	59,586
Acciona	933	74,779
Acerinox	1,708	23,915
ACS Actividades de Construccion y Servicios	3,335	113,465
#Aena 144A	166	26,262
Almirall	977	15,863
Amadeus IT Group	2,372	120,348
Applus Services	3,430	41,220
Atresmedia de Medios de Comunicacion	2,420	30,567
Banco Bilbao Vizcaya Argentaria	62,241	482,719
Banco Bilbao Vizcaya Argentaria ADR	5,745	43,719
Banco de Sabadell	133,083	243,910
†Banco Popular Espanol	65,263	63,357
Banco Santander	66,083	405,007
Banco Santander ADR	26,050	158,124
Bankia	45,966	52,273
Bankinter	4,796	40,271
Bolsas y Mercados Espanoles SHMSF	1,398	46,382
CaixaBank	18,548	79,722
#Cellnex Telecom 144A	2,275	37,557

LVIP Dimensional International Core Equity Fund–25

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Spain (continued)
CIE Automotive	1,021	$20,128
Construcciones Y Auxiliar de Ferrocarriles	400	15,298
Distribuidora Internacional de Alimentacion	10,903	63,053
Ebro Foods	879	17,770
Elecnor	1,157	11,504
Enagas	3,734	96,997
Ence Energia y Celulosa	4,260	13,134
Endesa	2,284	53,678
Faes Farma	5,195	18,538
Ferrovial	1,473	29,480
Gamesa Tecnologica	5,257	124,389
Gas Natural SDG	8,813	193,111
Grifols	1,754	43,018
Grupo Catalana Occidente	1,101	39,089
Iberdrola	53,167	380,296
†Indra Sistemas	984	12,565
Industria de Diseno Textil	2,536	89,387
Inmobiliaria Colonial	5,040	37,654
†Liberbank	7,747	9,967
Mapfre	23,231	79,677
Mediaset Espana Comunicacion	4,186	53,967
Melia Hotels International	1,845	25,390
Miquel y Costas & Miquel	539	15,232
†NH Hotel Group	4,059	19,139
Obrascon Huarte Lain	5,166	23,654
Papeles y Cartones de Europa	2,420	16,677
†Promotora de Informaciones Class A	2,956	13,591
Prosegur Cia de Seguridad	5,213	31,365
Red Electrica	2,660	51,078
Repsol	9,261	143,008
†Sacyr	11,977	29,758
#†Talgo 144A	2,704	14,994
Tecnicas Reunidas	621	24,479
Telefonica	1,540	17,225
Telefonica ADR	19,864	222,278
Tubacex	2,817	8,895
Vidrala	512	26,605
Viscofan	946	48,911
Zardoya Otis	3,503	32,362

		4,326,387

Sweden–2.63%
AAK.	551	36,280
†AddLife	258	4,765
AddTech Class B	828	13,722
AF	1,091	22,549
Alfa Laval	3,498	66,012
Assa Abloy Class B	2,405	49,465
Atlas Copco Class A	1,827	64,491
Atlas Copco Class B	1,068	33,945

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Sweden (continued)
Atrium Ljungberg Class B	1,277	$19,439
Avanza Bank Holding	406	15,265
Axfood	915	13,744
B&B Tools Class B	1,030	22,070
Beijer Alma Class B	1,082	28,859
Beijer Ref	567	14,680
†Betsson	1,775	15,451
Bilia Class A	2,716	56,074
BillerudKorsnas	6,702	108,077
BioGaia Class B	302	11,257
Boliden	5,797	172,733
Bonava Class B	1,495	21,856
Byggmax Group	1,674	11,489
Castellum	1,871	24,806
Clas Ohlson Class B	1,203	18,829
Cloetta Class B	9,063	35,804
Com Hem Holding	3,686	42,246
Concentric	2,269	34,818
Dios Fastigheter	2,766	13,582
Duni	1,284	18,771
Electrolux Class B	2,047	56,905
Elekta Class B	1,918	18,761
Fabege	2,827	44,957
†Fastighets Balder Class B	915	19,095
†Fingerprint Cards Class B	5,400	21,779
Getinge Class B	2,540	44,560
Granges	1,166	10,670
Gunnebo	3,239	16,194
Haldex	1,307	17,394
Hemfosa Fastigheter	2,376	21,213
Hennes & Mauritz Class B	2,629	67,187
Hexagon Class B	1,095	43,992
Hexpol	6,700	68,715
†HIQ International	2,708	19,568
Holmen Class B	1,385	53,959
Hufvudstaden Class A	1,839	27,255
Husqvarna Class B	10,966	96,252
ICA Gruppen	1,191	40,645
Indutrade	903	17,212
Intrum Justitia	1,317	49,164
Inwido	1,523	18,356
ITAB Shop Concept Class B	1,500	11,885
JM	2,030	64,090
KappAhl	3,150	16,276
Kindred Group SDR	7,464	77,383
Klovern Class B	10,210	10,169
KNOW IT	1,633	21,596
Kungsleden	3,733	21,392
Lagercrantz Group Class B	1,482	14,389
Lifco Class B	441	11,713
Lindab International	2,706	22,981
Loomis Class B	2,437	77,130

LVIP Dimensional International Core Equity Fund–26

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Sweden (continued)
†Lundin Petroleum	917	$18,605
†Medivir Class B	1,410	11,054
Mekonomen	1,414	27,852
Millicom International Cellular SDR	1,381	77,013
Modern Times Group Class B	1,336	44,699
Mycronic	2,215	22,680
NCC Class B	1,871	46,250
†NetEnt	3,048	24,491
New Wave Group Class B	1,826	12,736
Nibe Industrier Class B	3,204	25,619
Nobia	3,968	40,740
Nolato Class B	1,916	57,091
Nordea Bank	17,200	196,365
Oriflame Holding	868	34,737
Peab	6,554	62,573
Proact IT Group	780	15,320
Ratos Class B	10,146	47,692
Recipharm Class B	441	6,115
Rezidor Hotel Group	5,074	19,366
Saab Class B	1,001	42,260
Sagax Class B	1,345	12,871
Sandvik	9,776	146,084
†SAS	6,329	10,100
Scandi Standard	2,058	12,517
Securitas Class B	2,390	37,341
Skandinaviska Enskilda Banken Class A	8,602	95,710
Skanska Class B	2,396	56,420
SKF Class B	4,536	89,752
SkiStar	1,095	20,346
†SSAB (Aquis Exchange) Class B	20,728	67,963
†SSAB (BATS Europe) Class A	8,412	33,298
†SSAB (Turquoise ) Class B	7,881	25,760
Svenska Cellulosa Class B	4,553	146,844
Svenska Handelsbanken Class A	7,315	100,329
Sweco Class B	1,012	23,062
Swedbank Class A	4,429	102,611
Swedish Match	1,220	39,688
Telefonaktiebolaget LM Ericsson Class B	12,295	82,052
Telia	27,462	115,203
#Thule Group 144A	1,578	26,468
Trelleborg Class B	2,976	63,734
Victoria Park Class B	9,142	24,078
Vitrolife	148	7,086
Volvo Class A	4,893	72,188
Volvo Class B	12,462	183,996
Wallenstam Class B	3,583	28,890
Wihlborgs Fastigheter	1,310	24,839

		4,596,404

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Switzerland–6.35%
†ABB	23,839	$557,628
†Actelion	511	143,967
Adecco	2,931	208,197
†Allreal Holding	451	73,662
†Alpiq Holding	237	20,857
†ALSO Holding	129	15,854
ams	2,708	146,397
APG SGA	29	13,528
†Arbonia	984	16,651
†Aryzta	2,457	78,862
Ascom Holding	1,103	19,491
Autoneum Holding	103	30,258
Baloise Holding	1,138	156,444
Bank Coop Class B	246	11,236
Banque Cantonale de Geneve	72	11,249
Banque Cantonale Vaudoise	83	57,259
†Barry Callebaut	62	81,024
Belimo Holding Class R	16	55,908
Bell	30	12,459
Berner Kantonalbank	121	22,276
Bobst Group	566	52,297
†Bossard Holding Class A	279	49,914
Bucher Industries	208	60,844
Burckhardt Compression Holding	82	22,206
Burkhalter Holding	128	19,168
†Calida Holding	290	11,407
†Cembra Money Bank	703	58,148
†Chocoladefabriken Lindt & Spruengli Class R	1	66,415
Cie Financiere Richemont	2,028	160,353
†Clariant	7,901	149,083
Coltene Holding	149	11,848
Conzzeta	36	32,005
†Credit Suisse Group	9,010	134,028
†Credit Suisse Group ADR	583	8,652
Daetwyler Holding Class B	454	69,982
DKSH Holding	919	71,105
†dormakaba Holding Class B	62	49,333
†Dufry	1,140	173,677
†EFG International	4,332	26,857
†Emmi	84	57,236
†EMS-Chemie Holding	85	49,516
†Feintool International Holding	85	9,997
Flughafen Zuerich	1,195	254,712
†Forbo Holding	24	36,731
Galenica	70	73,798
†GAM Holding	4,041	49,824
Geberit	234	100,875
Georg Fischer	126	114,597
Givaudan	48	86,449
†Gurit Holding Class B	24	20,750
Helvetia Holding	174	96,411

LVIP Dimensional International Core Equity Fund–27

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Switzerland (continued)
†HOCHDORF Holding	35	$10,561
Huber + Suhner	499	32,431
Implenia	591	41,479
†Inficon Holding	61	30,267
Interroll Holding Class R	40	45,924
Intershop Holding	22	10,938
†Julius Baer Group	2,037	101,682
Jungfraubahn Holding	78	7,487
†Kardex	391	38,196
†Komax Holding Class R	113	27,470
Kudelski Class B	1,531	25,067
Kuehne + Nagel International	221	31,220
†LafargeHolcim	3,837	226,776
LEM Holding	12	11,190
Liechtensteinische Landesbank Class B	592	29,315
Logitech International Class R	1,164	37,012
Logitech International (New York Shares) Class R	2,260	72,026
†Lonza Group	1,027	194,193
Luzerner Kantonalbank	86	36,404
Metall Zug	4	15,978
†Meyer Burger Technology	4,175	3,543
†Mobilezone Holding	775	12,264
Mobimo Holding	218	56,423
Nestle	18,404	1,412,018
Novartis	9,232	685,269
Novartis ADR	161	11,958
†OC Oerlikon	7,769	82,991
Orior	228	16,321
Panalpina Welttransport Holding	333	40,193
Partners Group Holding	200	107,523
Phoenix Mecano Class B	34	17,481
Plazza Class A	48	10,830
PSP Swiss Property	521	47,411
†Rieter Holding	85	17,880
Roche Holding	1,655	422,652
Roche Holding Class B	103	26,196
Romande Energie Holding	5	6,265
Schindler Holding	107	20,286
†Schmolz + Bickenbach	14,538	11,176
Schweiter Technologies Class B	42	46,585
†SFS Group	456	43,180
SGS	34	72,538
†Siegfried Holding	157	41,341
Sika Bearer Shares	45	270,005
Sonova Holding	924	128,132
St Galler Kantonalbank	88	36,877
Straumann Holding Class R	160	74,238
Sulzer	1,096	114,672
#†Sunrise Communications Group 144A	1,211	91,280
Swatch Group	273	97,764

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Switzerland (continued)
Swatch Group Bearer Shares	552	$38,466
†Swiss Life Holding	313	100,995
Swiss Re	1,043	93,663
Swisscom	223	102,879
Syngenta	2,057	907,902
Tamedia	63	9,686
Tecan Group Class R	215	34,365
Temenos Group	1,071	85,111
†u-blox Holding	155	34,121
UBS Group	5,789	92,645
UBS Group (New York Shares)	11,920	190,124
Valiant Holding	521	55,447
Valora Holding	110	38,025
Vaudoise Assurances Holding	22	11,355
Vetropack Holding Class B	7	13,110
Vontobel Holding Class R	782	44,735
VP Bank	13	1,499
VZ Holding	61	16,747
†Ypsomed Holding	55	10,460
Zuger Kantonalbank Class B	3	15,559
Zurich Insurance Group	898	239,730

		11,098,957

United Kingdom–16.14%
4imprint Group	461	10,316
888 Holdings	9,831	32,887
A.G. Barr	3,587	26,021
AA	9,619	32,009
Aberdeen Asset Management	18,845	62,498
Acacia Mining	5,399	30,406
Acal	3,315	9,335
Admiral Group	3,375	84,106
Aggreko	7,474	82,733
†Aldermore Group	3,674	10,260
Amec Foster Wheeler	8,863	59,020
†Anglo American	21,144	323,062
Antofagasta	10,457	109,333
Arrow Global Group	5,259	23,638
Ashmore Group	11,961	52,975
Ashtead Group	10,501	217,480
Associated British Foods	432	14,105
AstraZeneca ADR	11,131	346,619
#Auto Trader Group 144A	9,975	49,028
AVEVA Group	2,625	64,133
Aviva	13,942	92,929
Avon Rubber	818	9,854
B&M European Value Retail	15,771	59,160
Babcock International Group	13,229	146,188
BAE Systems	19,577	157,593
Balfour Beatty	21,252	71,732
Barclays ADR	20,318	228,374
Barratt Developments	54,678	374,386

LVIP Dimensional International Core Equity Fund–28

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
BBA Aviation	30,369	$115,860
Beazley	16,454	88,233
Bellway	11,002	372,593
Berendsen	7,561	69,438
Berkeley Group Holdings	4,039	162,289
BGEO group	973	39,278
BHP Billiton	1,342	20,748
BHP Billiton ADR	9,149	284,991
Bodycote	10,306	102,847
Booker Group	46,542	113,943
Bovis Homes Group	5,572	59,061
BP ADR	23,405	807,941
Brewin Dolphin Holdings	11,192	43,806
British American Tobacco	2,251	149,475
British American Tobacco ADR	3,000	198,960
Britvic	7,850	63,683
BT Group	27,339	108,993
BT Group ADR	2,800	56,252
†BTG	3,088	22,691
Bunzl	1,748	50,810
Burberry Group	5,077	109,663
Cape	7,155	22,053
Capita	2,329	16,472
Capital & Counties Properties	14,157	51,545
Card Factory	7,755	27,691
Carillion	16,572	46,302
Carnival	801	45,944
Carnival ADR	548	31,724
Centamin	43,833	94,844
Centrica	44,093	119,880
†Chemring Group	10,580	25,451
Chesnara	3,030	13,647
Cineworld Group	5,160	42,830
Clarkson	917	29,872
Close Brothers Group	5,595	107,813
Cobham	37,266	62,098
†Coca-Cola HBC	4,056	104,735
Compass Group	4,674	88,192
Computacenter	4,566	42,648
Connect Group	11,057	18,667
Consort Medical	1,673	21,716
Costain Group	5,650	32,563
Countrywide	2,878	5,625
Cranswick	1,431	45,880
Crest Nicholson Holdings	7,287	49,575
Croda International	1,416	63,229
Daily Mail & General Trust	6,496	58,600
Dairy Crest Group	10,235	70,978
DCC	3,323	292,478
De La Rue	3,905	30,138
Debenhams	32,597	22,217
Dechra Pharmaceuticals	2,720	57,048

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Devro	10,377	$23,630
DFS Furniture	4,052	12,946
Diageo	3,922	112,208
Diageo ADR	143	16,528
Dignity	883	26,319
Diploma	4,716	62,573
Direct Line Insurance Group	40,870	177,890
Dixons Carphone	31,836	126,682
Domino’s Pizza Group	9,282	35,912
Drax Group	12,781	52,107
DS Smith	71,337	387,990
easyJet	4,436	57,024
†EI Group	18,886	32,122
Electrocomponents	9,327	55,321
Elementis	15,959	57,826
†EnQuest	56,768	29,872
Entertainment One	7,687	23,558
Essentra	4,006	26,350
esure Group	9,338	27,447
Euromoney Institutional Investor	529	7,045
†Evraz	13,963	37,840
Experian	3,396	69,269
FDM Group Holdings	1,557	14,397
Fenner	4,323	15,856
Ferrexpo	12,597	26,578
Fidessa Group	2,138	66,753
†Firstgroup	39,397	65,156
Foxtons Group	7,206	8,690
Fresnillo	2,052	40,004
Fuller Smith & Turner	1,225	15,310
G4S	42,078	160,426
Galliford Try	2,255	41,588
GAME Digital	3,172	1,828
Gem Diamonds	5,209	6,118
Genus	1,882	40,675
GKN	38,500	175,244
GlaxoSmithKline	10,422	216,693
GlaxoSmithKline ADR	7,200	303,552
†Glencore	77,472	303,958
Go-Ahead Group	1,221	26,420
†Gocompare.Com Group	9,338	10,530
Grafton Group	4,564	40,885
Greencore Group	19,257	59,304
Greene King	8,823	77,546
Greggs	4,632	60,530
GVC Holdings	7,183	66,012
Halfords Group	5,506	24,469
Halma	12,799	164,207
Hargreaves Lansdown	6,159	100,393
Hays	46,958	92,369
Headlam Group	2,792	21,828
Helical Bar	2,976	11,680

LVIP Dimensional International Core Equity Fund–29

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Henderson Group	7,136	$20,841
Hikma Pharmaceuticals	2,646	65,674
Hill & Smith Holdings	2,969	47,317
Hilton Food Group	1,426	11,533
Hiscox	8,934	122,456
Hochschild Mining	6,662	23,196
HomeServe	20,431	144,627
Howden Joinery Group	7,861	42,715
HSBC Holdings ADR	20,729	846,158
Hunting	6,303	44,618
IG Group Holdings	11,120	69,285
†Imagination Technologies Group	4,251	14,287
IMI	8,093	120,967
Imperial Brands	2,280	110,465
Inchcape	19,753	208,259
Indivior	16,665	67,253
Informa	13,314	108,761
Inmarsat	17,144	182,685
InterContinental Hotels Group ADR	1,394	68,208
International Consolidated Airlines Group (London Stock Exchange)	7,151	47,396
International Personal Finance	3,182	6,528
Interserve	4,306	12,004
Intertek Group	3,526	173,793
Investec	14,346	97,779
ITE Group	10,902	21,991
ITV	16,089	44,126
IWG	26,664	106,569
J D Wetherspoon	4,566	54,061
J Sainsbury	60,231	199,450
†Jackpotjoy	1,380	9,492
James Fisher & Sons	2,703	54,084
Jardine Lloyd Thompson Group	4,141	58,731
JD Sports Fashion	6,260	30,220
#John Laing Group 144A	3,522	12,025
John Menzies	2,045	17,372
John Wood Group	9,726	92,672
Johnson Matthey	5,004	193,101
JRP Group	6,051	9,969
Jupiter Fund Management	14,407	76,895
†Just Eat	2,120	15,034
†KAZ Minerals	17,192	97,963
KCOM Group	15,335	17,292
Keller Group	2,004	22,773
Kier Group	1,594	27,321
Kingfisher	32,323	132,062
Ladbrokes Coral Group	17,525	28,369
Laird	13,309	25,513
†Lamprell	12,474	17,465
Lancashire Holdings	4,719	39,761
Laura Ashley Holdings	18,438	3,407
Legal & General Group	57,165	177,121

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
†Liberty Global Class A	1,294	$46,426
†Liberty Global Class C	3,169	111,029
†Liberty Global LiLAC	440	10,138
†Liberty Global LiLAC Class A	161	3,581
Lloyds Banking Group	218,784	181,793
Lloyds Banking Group ADR	62,026	210,888
†Lonmin	4,567	4,864
Lookers	14,659	23,555
LSL Property Services	3,879	10,157
Man Group	38,684	71,392
Marks & Spencer Group	47,327	199,828
Marshalls	7,159	31,644
Marston’s	22,098	37,155
†McBride	15,062	37,365
Mears Group	4,643	29,290
Mediclinic International	1,944	17,342
Meggitt	24,247	135,278
Melrose Industries	51,168	142,962
#Merlin Entertainments 144A	12,367	74,312
Micro Focus International	4,516	128,891
Millennium & Copthorne Hotels	5,194	28,698
Mitchells & Butlers	9,179	28,118
Mitie Group	10,021	27,860
Mondi	5,636	136,072
Moneysupermarket.com Group	8,492	35,132
Morgan Advanced Materials	12,176	47,292
Morgan Sindall Group	854	10,459
†Mothercare	4,436	6,461
N Brown Group	4,375	11,497
National Express Group	12,378	55,830
National Grid	5,875	74,602
National Grid ADR	640	40,627
NCC Group	2,225	3,708
NEX Group	9,717	69,214
Next	569	30,797
Northgate	5,722	39,430
Novae Group	2,374	18,813
†Ocado Group	19,406	58,596
Old Mutual	67,356	169,287
OneSavings Bank	3,383	17,132
Oxford Instruments	679	6,976
Pagegroup	7,805	41,844
PayPoint	2,476	31,797
†Paysafe Group	13,209	77,386
Pearson ADR	6,249	52,992
Pendragon	38,325	16,806
Pennon Group	9,382	103,677
Persimmon	14,510	380,680
†Petra Diamonds	33,481	55,917
Petrofac	4,374	50,363
†Petropavlovsk	107,235	9,808
Pets at Home Group	11,411	26,106

LVIP Dimensional International Core Equity Fund–30

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Phoenix Group Holdings	7,137	$66,796
Photo-Me International	13,399	26,441
Playtech	7,387	86,166
Polypipe Group	3,459	16,512
†Premier Foods	42,105	23,212
†Premier Oil	32,723	25,829
Provident Financial	2,185	82,045
Prudential	2,934	61,978
Prudential ADR	3,897	165,077
PZ Cussons	5,431	21,849
QinetiQ Group	18,814	65,766
Randgold Resources	1,638	142,939
Rank Group	8,180	21,389
Rathbone Brothers	299	8,972
Reckitt Benckiser Group	993	90,647
Redrow	8,355	53,387
RELX	2,920	57,218
RELX ADR	3,200	63,360
Renewi	30,109	36,026
Renishaw	1,075	41,928
Rentokil Initial	33,628	103,941
Restaurant Group	8,740	36,519
Ricardo	2,769	30,200
Rightmove	1,237	61,808
Rio Tinto	2,407	96,790
Rio Tinto ADR	9,200	374,256
Robert Walters	1,758	9,603
†Rolls-Royce Holdings	32,336	305,474
Rotork	33,011	100,628
†Royal Bank of Scotland Group ADR	8,233	49,974
Royal Dutch Shell Class A	11,035	289,788
Royal Dutch Shell ADR Class A	6,751	355,980
Royal Dutch Shell ADR Class B	9,516	531,278
Royal Mail	19,599	104,361
RPC Group	11,345	111,083
RPS Group	7,026	21,699
RSA Insurance Group	12,029	88,392
Saga	18,154	46,218
Sage Group	5,815	45,936
Savills	5,233	60,385
Schroders	1,157	43,923
Schroders Non-voting	590	16,285
SDL	2,560	18,603
Senior	18,448	47,637
†Serco Group	13,782	19,944
Severfield	10,593	11,082
Severn Trent	3,032	90,487
#†Shawbrook Group 144A	4,155	17,663
Shire	2,387	139,395
SIG	19,607	27,342
Sky	5,378	65,764
Smith & Nephew	4,107	62,571

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Smith & Nephew ADR	1,200	$37,116
Smiths Group	10,203	206,962
Soco International	5,696	9,670
Spectris	3,662	114,611
Spirax-Sarco Engineering	2,357	140,833
#Spire Healthcare Group 144A	6,438	26,134
Spirent Communications	15,901	23,757
†Sports Direct International	7,540	29,115
SSE	10,921	201,960
SSP Group	8,193	42,774
St Ives	1,227	815
St James’s Place	9,414	125,261
St Modwen Properties	7,644	31,126
Stagecoach Group	4,168	10,935
†Standard Chartered	12,117	115,834
Standard Life	18,629	82,788
Stock Spirits Group	4,714	11,045
SuperGroup	1,368	25,470
Synthomer	12,723	75,830
TalkTalk Telecom Group	5,938	14,098
Tate & Lyle	17,144	164,212
Taylor Wimpey	144,942	350,665
Ted Baker	856	29,601
Telecom Plus	2,063	30,939
†Tesco	78,345	182,182
Thomas Cook Group	66,553	71,294
TP ICAP	15,035	87,498
Travis Perkins	9,776	185,440
Trinity Mirror	20,389	29,505
TT Electronics	4,717	11,909
TUI	8,315	115,222
†Tullow Oil	33,426	97,998
U & I Group	6,068	12,715
UBM	8,501	81,426
UDG Healthcare	6,282	55,252
Ultra Electronics Holdings	2,968	77,050
Unilever ADR	3,600	177,624
UNITE Group	4,651	37,090
United Utilities Group	2,845	35,413
†Vectura Group	12,867	24,617
Vedanta Resources	4,337	44,014
Vesuvius	6,715	43,791
Victrex	4,154	98,886
Virgin Money Holdings	6,914	27,772
Vodafone Group	176,629	460,522
Vodafone Group ADR	2,400	63,432
Vp	1,013	10,338
Weir Group	5,272	126,623
WH Smith	2,162	48,026
Whitbread	1,309	64,913
William Hill	29,234	106,512
Wincanton	4,471	14,648

LVIP Dimensional International Core Equity Fund–31

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Wm Morrison Supermarkets	58,267	$175,207
Wolseley	1,855	116,671
#Worldpay Group 144A	15,622	57,818
WPP	4,681	102,752
WPP ADR	400	43,760
WS Atkins	3,195	61,646
Xaar	3,092	13,753
XP Power	694	18,347
#ZPG 144A	2,641	12,011

		28,232,933

United States–0.02%
†TechnipFMC	1,332	43,468

		43,468

Total Common Stock (Cost $167,685,951)		172,238,645

ΔPREFERRED STOCK–0.52%
Germany–0.52%
Bayerische Motoren Werke 4.89%	824	64,891
Biotest 0.36%	765	14,584
Draegerwerk & Co 0.19%	221	22,723
FUCHS PETROLUB 1.93%	1,072	52,297
Jungheinrich 1.42%	1,563	51,923
Porsche Automobil Holding 2.03%	1,717	93,673
Sartorius 0.58%	1,144	100,379
Schaeffler 3.21%	594	10,443
Sixt 3.98%	905	36,876
STO 0.31%	44	4,554
Villeroy & Boch 2.80%	830	16,292

	Number of Shares	Value (U.S. $)

ΔPREFERRED STOCK (continued)
Germany (continued)
Volkswagen 1.55%	3,034	$442,129

Total Preferred Stock (Cost $1,024,365)		910,764

ΔRIGHTS–0.02%
Germany–0.02%
†Deutsche Bank exercise price EUR 11.65, expiration date 4/6/17	9,779	23,368
†Deutsche Bank exercise price EUR 12.48, expiration date 4/6/17	2,452	6,173

		29,541

United Kingdom–0.00%
†Laird exercise price GBP 85, expiration date 4/3/17	10,647	9,271

		9,271

Total Rights (Cost $20,594)		38,812

MONEY MARKET FUND–0.44%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	769,530	769,530

Total Money Market Fund (Cost $769,530)		769,530

TOTAL VALUE OF SECURITIES–99.45% (Cost $169,500,440)	173,957,751
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.55%	953,442

NET ASSETS APPLICABLE TO 17,731,240 SHARES OUTSTANDING–100.00%	$174,911,193

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2017, the aggregate value of Rule 144A securities was $1,023,973, which represents 0.59% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

∎	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2017, the aggregate value of fair valued securities was $55,940, which represents 0.03% of the Fund’s net assets.

☐	Securities listed and traded on the Hong Kong Stock Exchange.

LVIP Dimensional International Core Equity Fund–32

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts were outstanding at March 31, 2017:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	CAD	25,637	USD	(19,247)	4/4/17	$31
BNYM	GBP	8,047	USD	(10,042)	4/3/17	40
BNYM	GBP	50,454	USD	(63,269)	4/4/17	(50)

Total						$21

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

BNYM–Bank of New York Mellon

CAD–Canadian Dollar

CDI–Chess Depository Interest

CVA–Dutch Certificate

EUR–Euro

FDR–Fiduciary Depositary Receipt

GBP–British Pound Sterling

SDR–Special Drawing Right

USD–United States Dollar

See accompanying notes.

LVIP Dimensional International Core Equity Fund–33

LVIP Dimensional International Core Equity Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional International Core Equity Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Equity securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$169,500,440

Aggregate unrealized appreciation	$23,236,290
Aggregate unrealized depreciation	(18,778,979)

Net unrealized appreciation	$4,457,311

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Dimensional International Core Equity Fund–34

LVIP Dimensional International Core Equity Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Common Stock
Australia	$10,816,905	$40,932	$—	$10,857,837
Austria	1,080,094	—	—	1,080,094
Belgium	2,366,230	—	—	2,366,230
Canada	16,263,238	—	—	16,263,238
China	23,903	—	—	23,903
Denmark	3,115,819	—	—	3,115,819
Finland	3,457,579	—	—	3,457,579
France	11,970,243	—	—	11,970,243
Germany	12,012,147	—	—	12,012,147
Hong Kong	4,973,863	—	15,429	4,989,292
Ireland	1,167,066	—	—	1,167,066
Israel	1,178,882	—	—	1,178,882
Italy	5,015,969	1,597	—	5,017,566
Japan	41,145,081	—	—	41,145,081
Netherlands	4,647,734	—	—	4,647,734
New Zealand	743,332	—	—	743,332
Norway	1,558,956	—	—	1,558,956
Portugal	497,674	—	—	497,674
Singapore	1,847,823	—	—	1,847,823
Spain	4,326,387	—	—	4,326,387
Sweden	4,596,404	—	—	4,596,404
Switzerland	11,098,957	—	—	11,098,957
United Kingdom	28,232,933	—	—	28,232,933
United States	43,468	—	—	43,468
Money Market Fund	769,530	—	—	769,530
Preferred Stock	910,764	—	—	910,764
Rights	38,812	—	—	38,812

Total Investments	$173,899,793	$42,529	$15,429	$173,957,751

Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$71	$—	$71

Liabilities:
Foreign Currency Exchange Contracts	$—	$(50)	$—	(50)

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. International fair value pricing was not utilized at March 31,2017. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective the fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP Dimensional International Core Equity Fund–35

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.42%
Aerospace & Defense–2.07%
AAR	1,552	$52,194
†Aerojet Rocketdyne Holdings	2,796	60,673
†Aerovironment	1,567	43,923
Arconic	7,399	194,890
†Astronics	1,340	42,518
†Astronics Class B	755	24,009
B/E Aerospace	2,519	161,493
Boeing	3,778	668,177
BWX Technologies	2,786	132,614
Cubic	1,722	90,922
Curtiss-Wright	2,325	212,179
†DigitalGlobe	4,137	135,487
†Ducommun	1,095	31,525
†Engility Holdings	2,146	62,105
†Esterline Technologies	1,787	153,771
General Dynamics	2,770	518,544
HEICO	877	76,474
HEICO Class A	1,714	128,550
Hexcel	5,774	314,972
Huntington Ingalls Industries	934	187,024
†KeyW Holding	2,189	20,664
†KLX	2,760	123,372
†Kratos Defense & Security Solutions	2,339	18,197
L3 Technologies	1,556	257,191
Lockheed Martin	1,667	446,089
†Mercury Systems	2,137	83,450
†Moog Class A	2,078	139,953
National Presto Industries	380	38,836
Northrop Grumman	1,151	273,754
Orbital ATK	3,091	302,918
Raytheon	2,913	444,233
Rockwell Collins	1,565	152,055
†Sparton	651	13,664
Spirit AeroSystems Holdings Class A	4,286	248,245
†TASER International	1,980	45,124
†Teledyne Technologies	1,770	223,834
Textron	7,851	373,629
TransDigm Group	397	87,404
Triumph Group	2,184	56,238
United Technologies	15,092	1,693,473
†Vectrus	700	15,645
†Wesco Aircraft Holdings	5,108	58,231

		8,408,243

Air Freight & Logistics–0.56%
†Air Transport Services Group	5,125	82,256
†Atlas Air Worldwide Holdings	1,487	82,454
CH Robinson Worldwide	1,945	150,329
†Echo Global Logistics	1,585	33,840
Expeditors International of Washington	2,494	140,886
FedEx	3,838	748,986

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Air Freight & Logistics (continued)
Forward Air	1,503	$71,498
†Hub Group Class A	2,257	104,725
Park-Ohio Holdings	841	30,234
†Radiant Logistics	4,220	21,100
United Parcel Service Class B	4,366	468,472
†XPO Logistics	6,749	323,210

		2,257,990

Airlines–1.05%
Alaska Air Group	5,691	524,824
Allegiant Travel	1,038	166,339
American Airlines Group	4,187	177,110
Copa Holdings Class A	1,782	200,029
Delta Air Lines	22,260	1,023,070
†Hawaiian Holdings	4,649	215,946
†JetBlue Airways	17,573	362,180
SkyWest	2,826	96,791
Southwest Airlines	9,962	535,557
†Spirit Airlines	4,963	263,386
†United Continental Holdings	10,021	707,883

		4,273,115

Auto Components–0.94%
Adient	1,943	141,198
†American Axle & Manufacturing Holdings	5,406	101,525
Autoliv	2,860	292,464
BorgWarner	6,550	273,725
Cooper Tire & Rubber	3,194	141,654
†Cooper-Standard Holdings	1,257	139,439
Dana	11,458	221,254
Delphi Automotive	1,895	152,529
†Dorman Products	2,133	175,183
†Fox Factory Holding	2,570	73,759
Gentex	13,176	281,044
†Gentherm	1,970	77,323
Goodyear Tire & Rubber	12,999	467,964
†Horizon Global	1,513	21,000
LCI Industries	1,744	174,051
Lear	3,268	462,683
†Modine Manufacturing	3,332	40,650
†Motorcar Parts of America	986	30,300
Standard Motor Products	2,098	103,096
†Stoneridge	2,301	41,740
Superior Industries International	1,457	36,935
Tenneco	2,248	140,320
Tower International	1,402	37,994
†Visteon	1,837	179,934

		3,807,764

Automobiles–0.76%
Ford Motor	99,921	1,163,080
General Motors	36,321	1,284,311

LVIP Dimensional U.S. Core Equity 2 Fund–1

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Automobiles (continued)
Harley-Davidson	3,312	$200,376
†Tesla	215	59,835
Thor Industries	3,525	338,858
Winnebago Industries	1,195	34,954

		3,081,414

Banks–8.87%
1st Source	1,769	83,055
Access National	600	18,012
†Allegiance Bancshares	697	25,928
Ameris Bancorp	1,669	76,941
Arrow Financial	587	19,899
Associated Banc-Corp	7,179	175,168
†Atlantic Capital Bancshares	1,167	22,115
Banc of California	2,993	61,955
BancFirst	1,077	96,822
†Bancorp	3,933	20,058
BancorpSouth	4,978	150,585
Bank of America	107,812	2,543,285
Bank of Hawaii	2,642	217,595
Bank of Marin Bancorp	451	29,022
Bank of the Ozarks	3,688	191,813
BankUnited	5,935	221,435
Banner	2,275	126,581
BB&T	13,195	589,817
Berkshire Hills Bancorp	2,242	80,824
Blue Hills Bancorp	1,301	23,223
BNC Bancorp	2,399	84,085
BOK Financial	2,151	168,359
Boston Private Financial Holdings	5,510	90,364
Bridge Bancorp	778	27,230
Brookline Bancorp	4,177	65,370
Bryn Mawr Bank	1,024	40,448
Camden National	1,271	55,953
Capital Bank Financial	2,219	96,305
Cardinal Financial	1,427	42,724
Carolina Financial	545	16,350
†Cascade Bancorp	1,783	13,747
Cathay General Bancorp	4,152	156,447
CenterState Banks	2,710	70,189
Central Pacific Financial	1,797	54,880
Chemical Financial	3,467	177,337
CIT Group	6,204	266,338
Citigroup	30,126	1,802,137
Citizens & Northern	430	10,010
Citizens Financial Group	10,744	371,205
City Holding	834	53,776
CNB Financial	584	13,952
CoBiz Financial	2,929	49,207
Columbia Banking System	3,616	140,988
Comerica	3,491	239,413
Commerce Bancshares	5,029	282,429

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Community Bank System	2,425	$133,327
Community Trust Bancorp	1,117	51,103
ConnectOne Bancorp	2,112	51,216
†CU Bancorp	909	36,042
Cullen/Frost Bankers	2,916	259,436
†Customers Bancorp	1,959	61,767
CVB Financial	6,174	136,384
†Eagle Bancorp	1,641	97,968
East West Bancorp	4,363	225,174
Enterprise Financial Services	1,394	59,106
Farmers Capital Bank	466	18,826
Farmers National Banc	405	5,812
†FCB Financial Holdings Class A	2,398	118,821
Fidelity Southern	1,670	37,375
Fifth Third Bancorp	20,220	513,588
Financial Institutions	846	27,876
First BanCorp	1,423	41,680
†First BanCorp (Puerto Rico)	15,480	87,462
First Busey	2,523	74,176
First Business Financial Services	400	10,384
First Citizens BancShares Class A	620	207,929
First Commonwealth Financial	5,294	70,198
First Community Bancshares	1,227	30,638
First Connecticut Bancorp	902	22,370
First Financial	910	43,225
First Financial Bancorp	3,923	107,686
First Financial Bankshares	2,932	117,573
†First Foundation	2,148	33,315
First Horizon National	13,555	250,767
First Interstate BancSystem	1,477	58,563
First Merchants	2,572	101,131
First Midwest Bancorp	5,394	127,730
†First NBC Bank Holding	1,064	4,256
First of Long Island	1,230	33,271
First Republic Bank	3,203	300,473
Flushing Financial	1,741	46,781
FNB	14,943	222,208
†Franklin Financial Network	624	24,180
Fulton Financial	9,122	162,828
German American Bancorp	700	33,138
Glacier Bancorp	4,439	150,615
Great Southern Bancorp	880	44,440
Great Western Bancorp	2,801	118,790
†Green Bancorp	2,278	40,548
Guaranty Bancorp	1,516	36,915
Hancock Holding	4,070	185,389
Hanmi Financial	1,836	56,457
Heartland Financial USA	1,573	78,571
Heritage Commerce	1,727	24,351
Heritage Financial	2,083	51,554
Hilltop Holdings	4,920	135,152
Home BancShares	8,726	236,213

LVIP Dimensional U.S. Core Equity 2 Fund–2

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
†HomeTrust Bancshares	1,279	$30,057
Hope Bancorp	6,421	123,091
Horizon Bancorp	1,191	31,228
Huntington Bancshares	34,499	461,942
IBERIABANK	2,544	201,230
Independent Bank	1,685	109,525
Independent Bank Group	1,234	79,346
International Bancshares	4,142	146,627
Investors Bancorp	14,642	210,552
JPMorgan Chase & Co.	57,767	5,074,253
KeyCorp	24,375	433,387
Lakeland Bancorp	3,567	69,913
Lakeland Financial	1,247	53,771
LegacyTexas Financial Group	2,465	98,353
M&T Bank	2,226	344,429
MainSource Financial Group	1,404	46,234
MB Financial	4,103	175,690
Mercantile Bank	1,121	38,562
National Bank Holdings Class A	1,689	54,893
NBT Bancorp	2,905	107,688
OFG Bancorp	3,457	40,793
Old National Bancorp	8,874	153,964
Opus Bank	1,518	30,588
Pacific Continental	830	20,335
†Pacific Premier Bancorp	1,366	52,659
PacWest Bancorp	4,607	245,369
Park National	722	75,954
Park Sterling	4,529	55,752
Peapack Gladstone Financial	901	26,661
Peoples Bancorp	1,224	38,752
People’s United Financial	13,117	238,729
Pinnacle Financial Partners	2,302	152,968
PNC Financial Services Group	7,410	890,978
Popular	5,265	214,443
Preferred Bank	736	39,494
PrivateBancorp	3,063	181,850
Prosperity Bancshares	3,450	240,499
QCR Holdings	440	18,634
Regions Financial	36,102	524,562
Renasant	2,499	99,185
Republic Bancorp Class A	900	30,951
†Republic First Bancorp	1,391	11,545
S&T Bancorp	1,882	65,117
Sandy Spring Bancorp	1,367	56,033
†Seacoast Banking Corp. of Florida	2,229	53,451
ServisFirst Bancshares	2,538	92,332
Sierra Bancorp	878	24,084
†Signature Bank	1,182	175,397
Simmons First National Class A	1,649	90,942
South State	1,525	136,259
Southside Bancshares	1,440	48,341
Southwest Bancorp	899	23,509

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
State Bank Financial	1,643	$42,915
Sterling Bancorp	6,011	142,461
Stock Yards Bancorp	886	36,016
Stonegate Bank	919	43,276
Sun Bancorp	1,066	26,010
SunTrust Banks	7,705	426,087
†SVB Financial Group	1,455	270,761
Synovus Financial	6,754	277,049
TCF Financial	10,469	178,182
†Texas Capital Bancshares	2,530	211,129
Tompkins Financial	757	60,976
Towne Bank	3,347	108,443
TriCo Bancshares	1,330	47,255
†TriState Capital Holdings	1,385	32,340
†Triumph Bancorp	490	12,642
Trustmark	3,858	122,646
U.S. Bancorp	25,580	1,317,370
UMB Financial	2,248	169,297
Umpqua Holdings	9,892	175,484
Union Bankshares	2,283	80,316
United Bankshares	3,673	155,184
United Community Banks	4,289	118,762
Univest Corp. of Pennsylvania	1,016	26,314
Valley National Bancorp	12,810	151,158
†Veritex Holdings	396	11,136
Washington Trust Bancorp	1,005	49,547
Webster Financial	4,704	235,388
Wells Fargo & Co.	76,975	4,284,429
WesBanco	2,273	86,624
West Bancorporation	758	17,396
Westamerica Bancorporation	989	55,216
†Western Alliance Bancorp	5,374	263,810
Wintrust Financial	2,899	200,379
Zions Bancorporation	3,896	163,632

		36,008,685

Beverages–0.94%
†Boston Beer Class A	499	72,180
Brown-Forman Class A	428	20,146
Brown-Forman Class B	3,441	158,905
Coca-Cola	30,069	1,276,128
Coca-Cola Bottling Consolidated	632	130,205
Constellation Brands Class A	1,773	287,350
†Craft Brewers Alliance	613	8,184
Dr Pepper Snapple Group	2,705	264,874
MGP Ingredients	1,309	70,987
Molson Coors Brewing Class B	3,748	358,721
†Monster Beverage	1,425	65,792
National Beverage	964	81,487
PepsiCo	9,218	1,031,125
†Primo Water	745	10,117

		3,836,201

LVIP Dimensional U.S. Core Equity 2 Fund–3

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology–1.45%
AbbVie	9,549	$622,213
†ACADIA Pharmaceuticals	2,135	73,401
†Acorda Therapeutics	2,536	53,256
†Adamas Pharmaceuticals	1,097	19,197
†Akebia Therapeutics	1,002	9,218
†Alexion Pharmaceuticals	1,251	151,671
†Alkermes	638	37,323
†Alnylam Pharmaceuticals	447	22,909
†AMAG Pharmaceuticals	1,449	32,675
Amgen	7,509	1,232,002
†Aptevo Therapeutics	1,004	2,068
†Biogen	1,629	445,401
†BioMarin Pharmaceutical	900	79,002
†BioSpecifics Technologies	665	36,442
†Bioverativ	2,404	130,922
†Bluebird Bio	1,165	105,899
†Celgene	5,000	622,150
†Celldex Therapeutics	2,682	9,682
†Chimerix	1,691	10,789
†Concert Pharmaceuticals	1,000	17,060
†Emergent BioSolutions	2,719	78,960
†Enanta Pharmaceuticals	866	26,673
†Exelixis	6,236	135,134
†Five Prime Therapeutics	2,499	90,339
Gilead Sciences	7,180	487,666
†Incyte	1,361	181,925
†Insys Therapeutics	1,480	15,555
†Ionis Pharmaceuticals	1,239	49,808
†Karyopharm Therapeutics	1,386	17,796
†Kite Pharma	706	55,414
†Ligand Pharmaceuticals Class B	194	20,533
†Momenta Pharmaceuticals	2,972	39,676
†Myriad Genetics	2,645	50,784
†Neurocrine Biosciences	1,020	44,166
†NewLink Genetics	196	4,724
†OPKO Health	6,890	55,120
†Otonomy	732	8,967
PDL BioPharma	8,018	18,201
†Regeneron Pharmaceuticals	318	123,228
†Repligen	1,034	36,397
†Retrophin	2,257	41,664
†Sarepta Therapeutics	400	11,840
†Seattle Genetics	500	31,430
†Spectrum Pharmaceuticals	1,980	12,870
†TESARO	300	46,161
†Ultragenyx Pharmaceutical	591	40,058
†United Therapeutics	2,735	370,264
†Vertex Pharmaceuticals	408	44,615
†Xencor	1,202	28,752

		5,882,000

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Building Products–0.86%
AAON	2,821	$99,722
Advanced Drainage Systems	2,948	64,561
Allegion	1,342	101,589
†American Woodmark	1,320	121,176
AO Smith	1,106	56,583
Apogee Enterprises	1,890	112,663
†Armstrong Flooring	1,730	31,867
†Armstrong World Industries	2,482	114,296
†Builders FirstSource	7,695	114,655
†Continental Building Products	2,885	70,683
†CSW Industrials	803	29,470
Fortune Brands Home & Security	3,952	240,479
†Gibraltar Industries	1,829	75,355
Griffon	2,547	62,784
Insteel Industries	1,555	56,198
Johnson Controls International	14,483	610,024
Lennox International	699	116,943
Masco	3,737	127,021
†Masonite International	1,962	155,489
†NCI Building Systems	5,674	97,309
Owens Corning	4,720	289,666
†Patrick Industries	1,335	94,651
†PGT	5,032	54,094
†Ply Gem Holdings	2,902	57,169
Quanex Building Products	1,644	33,291
Simpson Manufacturing	2,054	88,507
†Trex	1,025	71,125
Universal Forest Products	980	96,569
†USG	8,222	261,460

		3,505,399

Capital Markets–3.13%
Affiliated Managers Group	1,396	228,860
Ameriprise Financial	4,670	605,606
Artisan Partners Asset Management	2,502	69,055
Bank of New York Mellon	16,712	789,308
BGC Partners Class A	17,801	202,219
BlackRock	1,974	757,049
CBOE Holdings	2,552	206,891
Charles Schwab	11,701	477,518
CME Group	3,329	395,485
Cohen & Steers	2,586	103,362
†Cowen Group Class A	1,499	22,410
Diamond Hill Investment Group	200	38,910
†Donnelley Financial Solutions	933	17,998
†E*TRADE Financial	8,906	310,730
Eaton Vance	5,340	240,086
Evercore Partners Class A	2,348	182,909
FactSet Research Systems	656	108,181
Federated Investors Class B	4,812	126,748
Financial Engines	2,617	113,970
Franklin Resources	6,758	284,782

LVIP Dimensional U.S. Core Equity 2 Fund–4

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Capital Markets (continued)
GAIN Capital Holdings	2,244	$18,693
Goldman Sachs Group	3,897	895,219
Greenhill & Co	1,658	48,579
Houlihan Lokey	1,286	44,303
Interactive Brokers Group	5,300	184,016
Intercontinental Exchange	8,887	532,065
†INTL. FCStone	1,244	47,222
Invesco	13,298	407,318
Investment Technology Group	1,487	30,112
Janus Capital Group	8,191	108,121
†KCG Holdings	5,141	91,664
Legg Mason	4,809	173,653
LPL Financial Holdings	6,437	256,386
MarketAxess Holdings	688	128,993
Moelis & Co. Class A	1,121	43,159
Moody’s	891	99,828
Morgan Stanley	21,404	916,947
Morningstar	1,393	109,490
MSCI	1,329	129,166
Nasdaq	4,281	297,315
Northern Trust	4,855	420,346
OM Asset Management	4,990	75,449
Oppenheimer Holdings Class A	765	13,081
Piper Jaffray	673	42,971
Raymond James Financial	3,602	274,689
S&P Global	1,712	223,827
†Safeguard Scientifics	1,565	19,875
SEI Investments	1,515	76,417
State Street	6,052	481,800
†Stifel Financial	3,341	167,685
T. Rowe Price Group	9,539	650,083
TD Ameritrade Holding	4,848	188,393
Virtu Financial Class A	1,903	32,351
Virtus Investment Partners	382	40,454
Waddell & Reed Financial Class A	4,351	73,967
Westwood Holdings Group	439	23,447
WisdomTree Investments	5,289	48,024

		12,697,185

Chemicals–2.56%
A Schulman	1,598	50,257
†AdvanSix	1,637	44,723
Air Products & Chemicals	2,542	343,907
Albemarle	3,062	323,470
American Vanguard	1,373	22,792
Ashland Global Holdings	1,542	190,915
†Axalta Coating Systems	3,124	100,593
Balchem	1,397	115,141
Cabot	4,349	260,549
Calgon Carbon	3,597	52,516
Celanese Class A	3,643	327,324
CF Industries Holdings	8,601	252,439

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Chemicals (continued)
Chase	640	$61,056
Chemours	3,983	153,345
†Chemtura	2,919	97,495
Dow Chemical	22,758	1,446,043
Eastman Chemical	5,577	450,622
Ecolab	1,877	235,263
EI du Pont de Nemours & Co.	5,227	419,885
†Ferro	7,033	106,831
†Flotek Industries	3,167	40,506
FMC	4,040	281,144
FutureFuel	2,591	36,740
†GCP Applied Technologies	3,136	102,390
Hawkins	465	22,785
HB Fuller	2,975	153,391
Huntsman	17,518	429,892
†Ingevity	1,981	120,544
Innophos Holdings	1,429	77,123
Innospec	1,358	87,931
International Flavors & Fragrances	740	98,072
KMG Chemicals	636	29,301
†Koppers Holdings	530	22,445
†Kraton	1,707	52,780
Kronos Worldwide	3,617	59,427
†LSB Industries	2,413	22,634
LyondellBasell Industries Class A	3,486	317,888
Minerals Technologies	2,235	171,201
Monsanto	1,828	206,930
Mosaic	7,084	206,711
NewMarket	466	211,205
Olin	9,233	303,489
†OMNOVA Solutions	2,345	23,215
†Platform Specialty Products	16,902	220,064
PolyOne	5,394	183,881
PPG Industries	1,490	156,569
Praxair	1,892	224,391
Quaker Chemical	589	77,548
Rayonier Advanced Materials	3,769	50,693
RPM International	2,332	128,330
Scotts Miracle-Gro Class A	1,850	172,771
Sensient Technologies	2,225	176,353
Sherwin-Williams	394	122,215
Stepan	1,260	99,301
†Trecora Resources	817	9,069
Tredegar	1,894	33,240
Trinseo	2,479	166,341
Tronox	4,414	81,438
Valspar	875	97,073
Westlake Chemical	2,177	143,791
WR Grace & Co.	1,682	117,252

		10,393,230

LVIP Dimensional U.S. Core Equity 2 Fund–5

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies–1.15%
ABM Industries	2,328	$101,501
†ACCO Brands	7,956	104,621
†ARC Document Solutions	3,148	10,861
Brady Class A	2,770	107,061
Brink’s	3,738	199,796
†Casella Waste Systems	2,159	30,463
CECO Environmental	1,187	12,475
Cintas	1,398	176,903
†Clean Harbors	3,676	204,459
†Copart	2,128	131,787
Covanta Holding	10,499	164,834
Deluxe	3,130	225,892
Ennis	1,143	19,431
Essendant	1,656	25,088
Healthcare Services Group	1,609	69,332
Herman Miller	4,911	154,942
HNI	2,838	130,803
†Hudson Technologies	1,167	7,702
†InnerWorkings	2,700	26,892
Interface Class A	5,000	95,250
KAR Auction Services	5,554	242,543
Kimball International Class B	3,544	58,476
Knoll	3,200	76,192
LSC Communications	933	23,484
Matthews International Class A	2,054	138,953
McGrath RentCorp	1,645	55,223
Mobile Mini	2,671	81,465
MSA Safety	1,802	127,383
Multi-Color	1,058	75,118
†NL Industries	2,090	13,481
Pitney Bowes	4,363	57,199
Quad	3,100	78,244
Republic Services	6,256	392,939
Rollins	2,327	86,402
RR Donnelley & Sons	2,489	30,142
†SP Plus	1,195	40,331
Steelcase Class A	4,018	67,301
†Stericycle	2,400	198,936
†Team	1,744	47,175
Tetra Tech	2,976	121,570
†TRC	1,726	30,119
U.S. Ecology	1,083	50,739
UniFirst	728	102,976
Viad	1,421	64,229
VSE	190	7,752
Waste Management	4,643	338,568
West	3,298	80,537

		4,687,570

Communications Equipment–1.71%
ADTRAN	3,319	68,869
†Applied Optoelectronics	691	38,800

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Communications Equipment (continued)
†Arista Networks	691	$91,399
†ARRIS International	10,109	267,383
Bel Fuse Class B	100	2,555
Black Box	1,723	15,421
Brocade Communications Systems	21,104	263,378
†CalAmp	1,620	27,200
†Calix	2,250	16,313
†Ciena	7,923	187,062
Cisco Systems	91,527	3,093,613
†CommScope Holding	3,189	133,013
Comtech Telecommunications	715	10,539
†Digi International	1,498	17,826
†EchoStar Class A	2,743	156,214
†Extreme Networks	5,103	38,324
†F5 Networks	834	118,903
†Finisar	5,923	161,935
†Harmonic	3,856	22,943
Harris	4,658	518,296
†Infinera	4,538	46,424
InterDigital	1,960	169,148
†Ixia	4,141	81,371
Juniper Networks	8,881	247,158
†Lumentum Holdings	2,231	119,024
Motorola Solutions	1,654	142,608
†NETGEAR	1,744	86,415
†NetScout Systems	3,759	142,654
†Oclaro	7,443	73,090
†Palo Alto Networks	444	50,030
Plantronics	2,355	127,429
†ShoreTel	1,706	10,492
†Sonus Networks	3,105	20,462
†Ubiquiti Networks	2,329	117,056
†ViaSat	2,486	158,657
†Viavi Solutions	10,641	114,072

		6,956,076

Construction & Engineering–0.64%
†AECOM	9,254	329,350
†Aegion	1,719	39,382
Argan	1,180	78,057
Chicago Bridge & Iron	5,367	165,035
Comfort Systems USA	2,598	95,217
†Dycom Industries	1,884	175,118
EMCOR Group	3,811	239,902
Fluor	4,113	216,426
†Goldfield	1,529	8,792
Granite Construction	2,068	103,793
†Great Lakes Dredge & Dock	5,107	20,428
†IES Holdings	1,179	21,340
Jacobs Engineering Group	2,664	147,266
KBR	8,326	125,140
†MasTec	4,566	182,868

LVIP Dimensional U.S. Core Equity 2 Fund–6

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Construction & Engineering (continued)
†MYR Group	1,177	$48,257
†Northwest Pipe	539	8,468
†NV5 Global	440	16,544
Primoris Services	2,711	62,949
†Quanta Services	7,857	291,573
†Tutor Perini	2,795	88,881
Valmont Industries	893	138,861

		2,603,647

Construction Materials–0.31%
Eagle Materials	2,584	251,010
†Headwaters	4,098	96,221
Martin Marietta Materials	1,469	320,609
†Summit Materials Class A	6,417	158,564
†U.S. Concrete	1,122	72,425
United States Lime & Minerals	277	21,877
Vulcan Materials	2,925	352,404

		1,273,110

Consumer Finance–1.29%
Ally Financial	19,868	403,916
American Express	13,130	1,038,714
Capital One Financial	7,850	680,281
†Credit Acceptance	1,148	228,923
Discover Financial Services	9,833	672,479
†Encore Capital Group	1,119	34,465
†Enova International	2,659	39,486
†EZCORP Class A	2,772	22,592
FirstCash	2,904	142,724
†Green Dot Class A	2,915	97,244
†LendingClub	10,106	55,482
Navient	21,662	319,731
Nelnet Class A	1,923	84,343
†OneMain Holdings	6,278	156,008
†PRA Group	2,993	99,218
†Regional Management	129	2,506
†Santander Consumer USA Holdings	19,372	258,035
†SLM	27,460	332,266
Synchrony Financial	16,367	561,388
†World Acceptance	395	20,453

		5,250,254

Containers & Packaging–0.83%
AptarGroup	4,033	310,501
Avery Dennison	1,309	105,505
Ball	3,654	271,346
Bemis	6,020	294,137
†Berry Plastics Group	3,128	151,927
†Crown Holdings	2,329	123,321
Graphic Packaging Holding	23,782	306,074
Greif Class A	1,982	109,188
International Paper	4,000	203,120
Myers Industries	2,439	38,658

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Containers & Packaging (continued)
†Owens-Illinois	7,627	$155,438
Packaging Corp. of America	2,985	273,486
Sealed Air	2,558	111,478
Silgan Holdings	3,389	201,171
Sonoco Products	6,472	342,498
WestRock	7,171	373,107

		3,370,955

Distributors–0.25%
Core-Mark Holding	2,242	69,928
Genuine Parts	5,733	529,787
†LKQ	7,749	226,813
Pool	1,302	155,368
Weyco Group	507	14,237

		996,133

Diversified Consumer Services–0.42%
†American Public Education	1,300	29,770
†Ascent Capital Group Class A	345	4,875
†Bridgepoint Education	2,198	23,453
†Bright Horizons Family Solutions	2,131	154,476
Capella Education	988	84,005
†Career Education	6,090	52,983
Carriage Services	768	20,828
DeVry Education Group	4,089	144,955
Graham Holdings	162	97,127
†Grand Canyon Education	3,284	235,167
H&R Block	5,002	116,297
†Houghton Mifflin Harcourt	4,461	45,279
†K12	2,788	53,390
†Regis	2,095	24,553
Service Corp. International	8,782	271,188
†ServiceMaster Global Holdings	3,160	131,930
†Sotheby’s	2,959	134,575
Strayer Education	800	64,392

		1,689,243

Diversified Financial Services–0.52%
†Berkshire Hathaway Class B	10,289	1,714,970
Leucadia National	7,755	201,630
Marlin Business Services	729	18,772
NewStar Financial	1,435	15,182
†On Deck Capital	2,037	10,266
†PICO Holdings	1,481	20,734
Voya Financial	3,680	139,693

		2,121,247

Diversified Telecommunication Services–2.39%
AT&T	161,641	6,716,184
ATN International	873	61,477
CenturyLink	22,415	528,322
†Cincinnati Bell	1,239	21,930
Cogent Communications Holdings	2,252	96,949

LVIP Dimensional U.S. Core Equity 2 Fund–7

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
Consolidated Communications Holdings	3,804	$89,090
†FairPoint Communications	1,193	19,804
Frontier Communications	25,266	54,069
†General Communication Class A	2,677	55,682
†Hawaiian Telcom Holdco	500	11,455
IDT Class B	1,774	22,565
†Iridium Communications	4,205	40,578
†Level 3 Communications	4,870	278,661
†Lumos Networks	1,037	18,355
†ORBCOMM	2,840	27,122
Verizon Communications	31,078	1,515,053
†Vonage Holdings	9,457	59,768
Windstream Holdings	2,822	15,380
†Zayo Group Holdings	2,542	83,632

		9,716,076

Electric Utilities–0.86%
ALLETE	1,303	88,226
Alliant Energy	2,790	110,512
American Electric Power	2,844	190,918
Avangrid	717	30,645
Duke Energy	3,616	296,548
Edison International	1,747	139,079
El Paso Electric	1,899	95,899
Entergy	2,019	153,363
Eversource Energy	3,381	198,735
Exelon	4,912	176,734
FirstEnergy	4,142	131,798
Great Plains Energy	2,778	81,173
Hawaiian Electric Industries	3,350	111,589
IDACORP	1,455	120,707
MGE Energy	1,434	93,210
NextEra Energy	2,606	334,532
OGE Energy	2,074	72,549
Otter Tail	1,714	64,961
PG&E	2,867	190,254
Pinnacle West Capital	1,088	90,717
PNM Resources	2,378	87,986
Portland General Electric	2,134	94,792
PPL	3,451	129,033
Southern	5,032	250,493
Westar Energy	1,044	56,658
Xcel Energy	2,482	110,325

		3,501,436

Electrical Equipment–0.75%
Acuity Brands	524	106,896
Allied Motion Technologies	758	15,236
AMETEK	6,959	376,343
AZZ	1,479	88,001
†Babcock & Wilcox Enterprises	2,436	22,752

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electrical Equipment (continued)
Eaton	6,495	$481,604
Emerson Electric	6,411	383,762
Encore Wire	1,573	72,358
EnerSys	2,490	196,561
†Generac Holdings	4,872	181,628
General Cable	3,093	55,519
Hubbell	2,390	286,919
LSI Industries	457	4,611
Powell Industries	509	17,530
Regal Beloit	2,423	183,300
Rockwell Automation	1,662	258,790
†Sensata Technologies Holding	6,429	280,754
†Thermon Group Holdings	1,338	27,884
†Vicor	1,194	19,223

		3,059,671

Electronic Equipment, Instruments & Components–1.91%
Amphenol Class A	2,484	176,786
†Anixter International	2,020	160,186
†Arrow Electronics	3,850	282,629
Avnet	5,367	245,594
AVX	7,956	130,319
Badger Meter	1,828	67,179
Belden	2,615	180,932
†Benchmark Electronics	2,914	92,665
CDW	2,109	121,710
Cognex	2,283	191,658
†Coherent	1,139	234,224
†Control4	614	9,695
Corning	15,126	408,402
CTS	2,254	48,010
Daktronics	1,460	13,797
Dolby Laboratories Class A	3,127	163,886
†Electro Scientific Industries	460	3,206
†ePlus	532	71,847
†Fabrinet	2,165	90,995
†FARO Technologies	954	34,105
†Fitbit Class A	1,208	7,151
†Flex	20,706	347,861
FLIR Systems	7,477	271,266
†II-VI	2,715	97,876
†Insight Enterprises	3,069	126,105
†InvenSense	2,500	31,575
†IPG Photonics	2,284	275,679
†Itron	1,951	118,426
Jabil Circuit	13,360	386,371
†KEMET	3,824	45,888
†Keysight Technologies	6,402	231,368
†Kimball Electronics	1,253	21,238
†Knowles	4,393	83,247
Littelfuse	903	144,399
Mesa Laboratories	195	23,927

LVIP Dimensional U.S. Core Equity 2 Fund–8

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Methode Electronics	2,434	$110,990
MTS Systems	843	46,407
National Instruments	5,162	168,075
†Novanta	1,849	49,091
†OSI Systems	916	66,859
Park Electrochemical	1,422	25,397
PC Connection	1,762	52,490
†PCM	468	13,127
†Plexus	1,827	105,601
†Rogers	1,055	90,593
†Sanmina	3,928	159,477
†ScanSource	1,186	46,551
SYNNEX	2,512	281,193
Systemax	1,538	17,056
TE Connectivity	7,604	566,878
†Tech Data	2,372	222,731
†Trimble	5,235	167,572
†TTM Technologies	5,712	92,135
Universal Display	689	59,323
†VeriFone Systems	5,436	101,816
Vishay Intertechnology	7,503	123,424
†Zebra Technologies	2,662	242,907

		7,749,895

Energy Equipment & Services–1.37%
Archrock	6,266	77,698
†Atwood Oceanics	5,615	53,511
Baker Hughes	3,689	220,676
Bristow Group	2,547	38,740
†CARBO Ceramics	560	7,302
Core Laboratories	1,387	160,226
†Diamond Offshore Drilling	5,355	89,482
†Dril-Quip	2,531	138,066
Ensco Class A	16,853	150,834
†Era Group	1,340	17,768
†Exterran	3,133	98,533
†Forum Energy Technologies	6,039	125,007
Frank’s International	3,834	40,525
†Geospace Technologies	1,182	19,184
†Gulfmark Offshore	2,023	708
Halliburton	4,187	206,042
†Helix Energy Solutions Group	9,439	73,341
Helmerich & Payne	2,373	157,971
†Hornbeck Offshore Services	1,588	7,035
†ION Geophysical	332	1,610
†Matrix Service	1,451	23,941
†McDermott International	16,513	111,463
Nabors Industries	15,348	200,598
National Oilwell Varco	8,228	329,861
†Natural Gas Services Group	679	17,688
†Newpark Resources	6,448	52,229
Noble	14,315	88,610

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Energy Equipment & Services (continued)
Oceaneering International	5,893	$159,582
†Oil States International	2,950	97,793
†Parker Drilling	2,258	3,951
Patterson-UTI Energy	8,986	218,090
†PHI	903	10,818
†Pioneer Energy Services	5,840	23,360
†Rowan	7,100	110,618
RPC	3,412	62,474
Schlumberger	14,597	1,140,026
†SEACOR Holdings	1,038	71,819
†Superior Energy Services	6,675	95,185
†TechnipFMC	7,143	232,147
†Tesco	2,570	20,689
†TETRA Technologies	3,841	15,633
†Tidewater	2,609	3,000
†Transocean	19,921	248,016
U.S. Silica Holdings	3,541	169,933
†Unit	3,218	77,747
†Weatherford International	45,493	302,528

		5,572,058

Equity Real Estate Investment Trusts–0.03%
†SBA Communications	931	112,064

		112,064

Food & Staples Retailing–2.09%
Andersons	1,719	65,150
Casey’s General Stores	2,344	263,114
†Chefs’ Warehouse	1,611	22,393
Costco Wholesale	3,237	542,813
CVS Health	18,148	1,424,618
Ingles Markets Class A	1,007	43,452
Kroger	9,582	282,573
†Natural Grocers by Vitamin Cottage	985	10,234
†Performance Food Group	918	21,848
PriceSmart	1,613	148,719
†Rite Aid	12,700	53,975
†Smart & Final Stores	2,200	26,620
SpartanNash	2,065	72,254
†Sprouts Farmers Market	7,238	167,343
†SUPERVALU	15,733	60,729
Sysco	3,283	170,453
†United Natural Foods	3,051	131,895
Village Super Market Class A	310	8,215
Walgreens Boots Alliance	19,330	1,605,357
Wal-Mart Stores	40,446	2,915,348
Weis Markets	1,415	84,405
Whole Foods Market	12,080	359,018

		8,480,526

Food Products–2.04%
Alico	310	8,184
Archer-Daniels-Midland	6,427	295,899

LVIP Dimensional U.S. Core Equity 2 Fund–9

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food Products (continued)
B&G Foods	4,431	$178,348
†Blue Buffalo Pet Products	6,135	141,105
Bunge	4,968	393,764
Calavo Growers	882	53,449
Cal-Maine Foods	2,580	94,944
Campbell Soup	4,235	242,411
Conagra Brands	12,138	489,647
†Darling Ingredients	8,307	120,618
Dean Foods	6,682	131,368
†Farmer Brothers	1,079	38,143
Flowers Foods	11,325	219,818
Fresh Del Monte Produce	2,732	161,816
General Mills	3,749	221,228
†Hain Celestial Group	4,249	158,063
Hershey	945	103,241
Hormel Foods	13,860	479,972
Ingredion	2,517	303,122
J&J Snack Foods	1,165	157,927
JM Smucker	2,861	375,020
John B Sanfilippo & Son	672	49,184
Kellogg	1,742	126,487
Kraft Heinz	6,558	595,532
Lamb Weston Holdings	1,825	76,759
Lancaster Colony	1,006	129,613
†Landec	2,083	24,996
†Lifeway Foods	699	7,500
McCormick & Co	1,484	144,764
Mead Johnson Nutrition	1,906	169,786
Mondelez International	13,741	591,962
Omega Protein	1,390	27,869
Pilgrim’s Pride	3,828	86,149
Pinnacle Foods	3,750	217,013
†Post Holdings	4,139	362,245
Sanderson Farms	1,422	147,660
Seaboard	59	245,998
†Seneca Foods Class A	364	13,140
Snyder’s-Lance	4,228	170,431
Tootsie Roll Industries	1,420	53,051
†TreeHouse Foods	2,587	219,015
Tyson Foods Class A	6,506	401,485
†WhiteWave Foods	1,301	73,051

		8,301,777

Gas Utilities–0.26%
Atmos Energy	1,323	104,504
Chesapeake Utilities	620	42,904
National Fuel Gas	2,570	153,223
New Jersey Resources	2,264	89,654
Northwest Natural Gas	1,438	84,986
ONE Gas	1,574	106,402
South Jersey Industries	2,141	76,327
Southwest Gas	1,094	90,704

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Gas Utilities (continued)
Spire	954	$64,395
UGI	3,296	162,822
WGL Holdings	1,065	87,894

		1,063,815

Health Care Equipment & Supplies–2.18%
Abaxis	1,053	51,071
Abbott Laboratories	17,917	795,714
†ABIOMED	714	89,393
†Accuray	2,299	10,920
†Alere	3,613	143,544
†Align Technology	787	90,277
Analogic	568	43,111
†AngioDynamics	2,264	39,280
†Anika Therapeutics	1,049	45,569
Atrion	84	39,329
Baxter International	7,843	406,738
Becton Dickinson & Co.	1,412	259,017
†Boston Scientific	6,822	169,663
Cantel Medical	1,223	97,962
CONMED	1,227	54,491
Cooper	1,149	229,674
CR Bard	1,065	264,695
†CryoLife	1,100	18,315
Danaher	9,545	816,384
DENTSPLY SIRONA	4,158	259,626
†DexCom	500	42,365
†Edwards Lifesciences	716	67,354
†Exactech	800	20,160
†Globus Medical	5,049	149,551
†Haemonetics	2,807	113,880
†Halyard Health	2,747	104,633
Hill-Rom Holdings	4,036	284,942
†Hologic	5,007	213,048
†ICU Medical	755	115,289
†IDEXX Laboratories	1,272	196,664
†Inogen	544	42,193
†Integer Holdings	1,963	78,913
†Integra LifeSciences Holdings	3,098	130,519
†Intuitive Surgical	124	95,042
Invacare	1,522	18,112
†Lantheus Holdings	1,324	16,550
LeMaitre Vascular	1,009	24,852
†LivaNova	605	29,651
†Masimo	1,668	155,558
Medtronic	12,179	981,140
Meridian Bioscience	2,980	41,124
†Merit Medical Systems	1,908	55,141
†Natus Medical	1,650	64,763
†Neogen	1,118	73,285
†NuVasive	2,105	157,201
†Nuvectra	338	2,309

LVIP Dimensional U.S. Core Equity 2 Fund–10

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†OraSure Technologies	2,370	$30,644
†Orthofix International	627	23,920
†Quidel	1,563	35,386
ResMed	1,486	106,947
†RTI Surgical	2,100	8,400
†SeaSpine Holdings	660	5,181
STERIS	4,599	319,447
Stryker	1,836	241,709
†Surmodics	576	13,853
Teleflex	760	147,235
†Varex Imaging	354	11,894
†Varian Medical Systems	2,072	188,821
West Pharmaceutical Services	873	71,246
†Wright Medical Group	2,103	65,445
Zimmer Biomet Holdings	3,063	374,023

		8,843,163

Health Care Providers & Services–3.25%
†Acadia Healthcare	3,082	134,375
Aceto	1,439	22,751
†Addus HomeCare	433	13,856
Aetna	7,197	917,977
†Air Methods	2,476	106,468
†Almost Family	684	33,242
†Amedisys	1,799	91,911
AmerisourceBergen	2,836	250,986
†AMN Healthcare Services	3,740	151,844
Anthem	4,347	718,907
†BioScrip	3,413	5,802
†BioTelemetry	1,656	47,941
†Brookdale Senior Living	7,337	98,536
†Capital Senior Living	1,634	22,974
Cardinal Health	3,733	304,426
†Centene	4,553	324,447
Chemed	949	173,373
Cigna	2,079	304,553
†Civitas Solutions	2,257	41,416
†Community Health Systems	5,888	52,227
†CorVel	1,234	53,679
†Cross Country Healthcare	2,183	31,348
†DaVita	7,273	494,346
†Diplomat Pharmacy	2,267	36,159
Ensign Group	2,803	52,696
†Envision Healthcare	4,912	301,204
†Express Scripts Holding	15,411	1,015,739
†Five Star Senior Living	461	991
†Hanger	1,874	24,999
†HCA Holdings	1,747	155,466
†HealthEquity	1,480	62,826
HealthSouth	4,250	181,943
†Henry Schein	788	133,936
Humana	3,461	713,451

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
Kindred Healthcare	3,711	$30,987
†Laboratory Corp. of America Holdings	3,195	458,387
Landauer	434	21,157
†LHC Group	1,107	59,667
†LifePoint Health	2,605	170,627
†Magellan Health	1,562	107,856
McKesson	2,300	340,998
†MEDNAX	2,382	165,263
†Molina Healthcare	3,472	158,323
National HealthCare	926	66,024
National Research Class A	927	18,262
Owens & Minor	3,431	118,713
Patterson	6,302	285,039
†PharMerica	1,576	36,878
†Premier Class A	3,076	97,909
†Providence Service	766	34,041
Quest Diagnostics	4,224	414,755
†Quorum Health	1,472	8,008
†RadNet	1,663	9,812
†Select Medical Holdings	6,600	88,110
†Tenet Healthcare	4,780	84,654
†Tivity Health	1,928	56,105
†Triple-S Management Class B	1,017	17,869
U.S. Physical Therapy	459	29,973
UnitedHealth Group	12,833	2,104,726
†Universal American	6,344	63,250
Universal Health Services Class B	3,346	416,410
†VCA	3,726	340,929
†WellCare Health Plans	2,253	315,893

		13,197,420

Health Care Technology–0.22%
†Allscripts Healthcare Solutions	7,664	97,180
†athenahealth	955	107,619
†Cerner	6,263	368,578
Computer Programs & Systems	313	8,764
†HealthStream	1,113	26,968
†HMS Holdings	3,921	79,714
†Medidata Solutions	448	25,845
†Omnicell	2,195	89,227
†Quality Systems	2,697	41,102
†Veeva Systems Class A	886	45,434

		890,431

Hotels, Restaurants & Leisure–2.30%
Aramark	10,967	404,353
†Belmond	6,085	73,629
†Biglari Holdings	51	22,031
†BJ’s Restaurants	1,462	59,065
Bloomin’ Brands	6,385	125,976
Bob Evans Farms	1,324	85,888
†Bojangles’	3,222	66,051

LVIP Dimensional U.S. Core Equity 2 Fund–11

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Boyd Gaming	3,072	$67,615
†Bravo Brio Restaurant Group	1,400	7,140
Brinker International	2,294	100,844
†Buffalo Wild Wings	1,127	172,149
Carnival	5,447	320,883
†Carrols Restaurant Group	3,714	52,553
Cheesecake Factory	2,411	152,761
†Chipotle Mexican Grill	288	128,310
Choice Hotels International	1,406	88,016
Churchill Downs	487	77,360
†Chuy’s Holdings	1,208	35,998
ClubCorp Holdings	5,242	84,134
Cracker Barrel Old Country Store	1,206	192,055
Darden Restaurants	1,986	166,169
†Dave & Buster’s Entertainment	3,378	206,362
†Del Frisco’s Restaurant Group	884	15,956
†Del Taco Restaurants	1,259	16,694
†Denny’s	3,309	40,932
DineEquity	1,438	78,256
Domino’s Pizza	603	111,133
Dunkin’ Brands Group	2,451	134,021
†El Pollo Loco Holdings	2,025	24,199
†Eldorado Resorts	595	11,260
†Fiesta Restaurant Group	1,638	39,640
†Habit Restaurants Class A	628	11,116
†Hilton Grand Vacations	2,717	77,869
Hilton Worldwide Holdings	3,736	218,407
†Hyatt Hotels Class A	1,582	85,396
ILG	6,455	135,297
International Game Technology	8,417	199,483
International Speedway Class A	1,007	37,209
†Intrawest Resorts Holdings	3,884	97,139
†Isle of Capri Casinos	725	19,111
Jack in the Box	968	98,465
†La Quinta Holdings	6,452	87,231
Las Vegas Sands	3,696	210,931
Marcus	1,216	39,034
Marriott International Class A	2,572	242,231
Marriott Vacations Worldwide	1,605	160,388
McDonald’s	4,575	592,966
MGM Resorts International	17,547	480,788
†Norwegian Cruise Line Holdings	7,010	355,617
†Panera Bread Class A	664	173,882
Papa John’s International	1,135	90,845
†Papa Murphy’s Holdings	207	987
†Penn National Gaming	2,255	41,560
†Pinnacle Entertainment	1,797	35,077
Planet Fitness Class A	3,422	65,942
†Potbelly	1,460	20,294
†Red Robin Gourmet Burgers	617	36,064
Royal Caribbean Cruises	5,753	564,427
†Ruby Tuesday	2,748	7,722

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Ruth’s Hospitality Group	3,110	$62,355
†Scientific Games Class A	3,331	78,778
SeaWorld Entertainment	6,946	126,903
†Shake Shack Class A	500	16,700
Six Flags Entertainment	2,282	135,756
Sonic	1,631	41,362
Speedway Motorsports	3,631	68,408
Starbucks	9,184	536,254
Texas Roadhouse	3,405	151,625
Vail Resorts	651	124,927
Wendy’s	13,624	185,423
Wingstop	900	25,452
Wyndham Worldwide	2,178	183,584
Wynn Resorts	948	108,650
Yum Brands	2,149	137,321

		9,330,409

Household Durables–1.11%
†AV Homes	1,200	19,740
Bassett Furniture Industries	722	19,422
CalAtlantic Group	6,199	232,153
†Cavco Industries	502	58,433
†Century Communities	1,715	43,561
CSS Industries	543	14,075
DR Horton	9,540	317,777
Ethan Allen Interiors	1,870	57,315
Flexsteel Industries	419	21,118
Garmin	4,366	223,146
†GoPro	2,100	18,270
†Green Brick Partners	3,200	31,840
†Helen of Troy	1,362	128,300
Hooker Furniture	602	18,692
†Hovnanian Enterprises Class A	5,034	11,427
†Installed Building Products	1,531	80,760
†iRobot	1,320	87,305
KB Home	4,086	81,230
La-Z-Boy	3,341	90,207
Leggett & Platt	2,057	103,508
Lennar	6,297	322,343
Lennar Class B	300	12,540
Libbey	1,451	21,156
Lifetime Brands	785	15,779
†M/I Homes	1,091	26,729
MDC Holdings	3,075	92,404
†Meritage Homes	2,325	85,560
†Mohawk Industries	2,313	530,810
NACCO Industries Class A	326	22,755
Newell Brands	4,058	191,416
†NVR	36	75,848
PulteGroup	9,265	218,191
†Taylor Morrison Home Class A	1,266	26,991
†Tempur Sealy International	2,133	99,099

LVIP Dimensional U.S. Core Equity 2 Fund–12

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Durables (continued)
†Toll Brothers	7,489	$270,428
†TopBuild	2,248	105,656
†TRI Pointe Group	7,988	100,170
Tupperware Brands	1,115	69,933
†Universal Electronics	767	52,539
Whirlpool	2,778	475,955
†William Lyon Homes Class A	1,617	33,343
†ZAGG	980	7,056

		4,514,980

Household Products–0.98%
†Central Garden & Pet	894	33,141
†Central Garden & Pet Class A	2,897	100,584
Church & Dwight	3,166	157,888
Clorox	1,759	237,166
Colgate-Palmolive	4,673	342,017
Energizer Holdings	1,824	101,688
†HRG Group	8,385	161,998
Kimberly-Clark	2,042	268,788
Oil-Dri Corp. of America	282	10,510
Orchids Paper Products	536	12,864
Procter & Gamble	26,064	2,341,850
Spectrum Brands Holdings	1,217	169,175
WD-40	428	46,631

		3,984,300

Independent Power & Renewable Electricity Producers–0.23%
AES	6,566	73,408
Atlantica Yield	3,409	71,453
†Calpine	17,884	197,618
†Dynegy	6,438	50,603
NRG Energy	15,728	294,114
NRG Yield Class A	911	15,842
NRG Yield Class C	1,315	23,275
Ormat Technologies	2,822	161,080
Pattern Energy Group	2,827	56,908

		944,301

Industrial Conglomerates–0.93%
3M	3,540	677,308
Carlisle	1,683	179,088
General Electric	59,988	1,787,642
Honeywell International	6,453	805,786
Raven Industries	1,213	35,238
Roper Technologies	1,343	277,316

		3,762,378

Insurance–4.14%
Aflac	6,300	456,246
†Alleghany	332	204,067
Allied World Assurance Holdings	3,620	192,222
Allstate	5,966	486,169
†Ambac Financial Group	2,234	42,133

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
American Equity Investment Life Holding	5,666	$133,888
American Financial Group	2,684	256,107
American International Group	10,777	672,808
American National Insurance	950	112,129
AMERISAFE	1,181	76,647
AmTrust Financial Services	11,446	211,293
Aon	1,931	229,190
†Arch Capital Group	3,794	359,557
Argo Group International Holdings	1,633	110,717
Arthur J. Gallagher & Co.	4,018	227,178
Aspen Insurance Holdings	3,477	180,978
Assurant	3,432	328,339
Assured Guaranty	7,548	280,106
Axis Capital Holdings	2,524	169,184
Baldwin & Lyons Class B	771	18,851
Brown & Brown	4,513	188,282
Chubb	4,853	661,221
Cincinnati Financial	3,498	252,800
CNA Financial	800	35,336
CNO Financial Group	6,176	126,608
Donegal Group Class A	996	17,550
EMC Insurance Group	1,480	41,529
Employers Holdings	2,070	78,557
†Enstar Group	875	167,387
Erie Indemnity Class A	810	99,387
Everest Re Group	1,159	270,986
FBL Financial Group Class A	1,968	128,806
Federated National Holding	630	10,981
Fidelity & Guaranty Life	1,767	49,123
First American Financial	6,407	251,667
FNF Group	2,798	108,954
†Genworth Financial	22,919	94,426
†Global Indemnity	541	20,823
†Greenlight Capital Re Class A	1,907	42,145
†Hallmark Financial Services	1,100	12,155
Hanover Insurance Group	2,039	183,632
Hartford Financial Services Group	11,882	571,168
HCI Group	887	40,429
Heritage Insurance Holdings	1,522	19,436
Horace Mann Educators	2,504	102,789
Infinity Property & Casualty	768	73,344
James River Group Holdings	1,709	73,248
Kemper	3,094	123,451
Loews	7,240	338,615
Maiden Holdings	5,121	71,694
†Markel	259	252,748
Marsh & McLennan	4,021	297,112
†MBIA	8,307	70,360
Mercury General	2,761	168,393
MetLife	10,102	533,588
National General Holdings	6,472	153,775

LVIP Dimensional U.S. Core Equity 2 Fund–13

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
National Western Life Group Class A	202	$61,440
Navigators Group	1,830	99,369
Old Republic International	15,592	319,324
OneBeacon Insurance Group Class A	1,009	16,144
Primerica	3,109	255,560
Principal Financial Group	9,145	577,141
ProAssurance	2,516	151,589
Progressive	9,293	364,100
Prudential Financial	4,695	500,863
Reinsurance Group of America	1,996	253,452
RenaissanceRe Holdings	1,738	251,402
RLI	2,013	120,820
Safety Insurance Group	893	62,599
Selective Insurance Group	3,158	148,900
State Auto Financial	2,262	62,092
State National	2,067	29,765
Stewart Information Services	1,222	53,988
†Third Point Reinsurance	4,097	49,574
Torchmark	3,599	277,267
Travelers	7,508	905,014
United Fire Group	1,596	68,261
United Insurance Holdings	739	11,787
Universal Insurance Holdings	1,971	48,289
Unum Group	7,016	328,980
Validus Holdings	4,136	233,229
White Mountains Insurance Group	255	224,369
Willis Towers Watson	2,792	365,445
†WMIH	7,240	10,498
WR Berkley	3,767	266,063
XL Group	5,561	221,661

		16,819,299

Internet & Direct Marketing Retail–1.10%
†1-800-Flowers.com Class A	2,100	21,420
†Amazon.com	2,597	2,302,344
†Duluth Holdings	753	16,031
†Etsy	3,586	38,119
Expedia	4,069	513,386
†FTD	1,699	34,218
HSN	1,732	64,257
†Liberty Expedia Holdings Class A	200	9,114
†Liberty Interactive Corp. QVC Group Class A	16,175	323,823
†Liberty TripAdvisor Holdings Class A	3,875	54,637
†Liberty Ventures Class A	3,951	175,740
†Netflix	1,027	151,801
Nutrisystem	1,262	70,041
†Overstock.com	1,526	26,247
PetMed Express	1,442	29,042
†Priceline Group	276	491,272
†Shutterfly	1,832	88,467

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet & Direct Marketing Retail (continued)
†TripAdvisor	970	$41,865

		4,451,824

Internet Software & Services–2.27%
†Actua	2,754	38,694
†Akamai Technologies	5,089	303,813
†Alphabet Class A	2,304	1,953,331
†Alphabet Class C	2,455	2,036,570
†Angie’s List	1,639	9,342
†Bankrate	2,961	28,574
†Bazaarvoice	2,600	11,180
†Blucora	3,219	55,689
†Carbonite	1,257	25,517
†Cimpress	694	59,816
†CommerceHub Class A	50	774
†CommerceHub Class C	100	1,553
†comScore	172	3,713
†CoStar Group	508	105,268
†DHI Group	3,155	12,462
†eBay	10,687	358,763
†Envestnet	932	30,104
†Facebook Class A	13,698	1,945,801
†GoDaddy Class A	1,139	43,168
†GrubHub	3,321	109,228
†GTT Communications	2,765	67,328
†InterActiveCorp	3,707	273,280
†Internap	5,106	18,994
j2 Global	3,193	267,925
†Limelight Networks	3,333	8,599
†Liquidity Services	1,758	14,064
LogMeIn	2,452	239,070
†Match Group	1,211	19,776
†MeetMe	1,889	11,126
NIC	3,826	77,285
†QuinStreet	4,100	15,990
Reis	689	12,333
†RetailMeNot	2,163	17,520
†Shutterstock	791	32,708
†Stamps.com	437	51,719
†TechTarget	112	1,011
†Twitter	10,043	150,143
†VeriSign	951	82,842
†Web.com Group	3,670	70,831
†WebMD Health	2,389	125,853
†XO Group	950	16,349
†Yahoo	7,692	356,986
†Yelp	1,016	33,274
†Zillow Group	1,031	34,858
†Zillow Group Class C	2,736	92,121

		9,225,345

LVIP Dimensional U.S. Core Equity 2 Fund–14

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services–2.92%
Accenture Class A	3,733	$447,512
†Acxiom	3,387	96,428
Alliance Data Systems	877	218,373
Amdocs	3,215	196,083
Automatic Data Processing	2,744	280,958
†Black Knight Financial Services Class A	276	10,571
†Blackhawk Network Holdings Class A	2,741	111,285
Booz Allen Hamilton Holding	4,145	146,692
Broadridge Financial Solutions	1,674	113,748
†CACI International Class A	1,559	182,871
†Cardtronics Class A	3,683	172,180
Cass Information Systems	511	33,777
†Ciber	3,950	1,580
†Cognizant Technology Solutions Class A	10,555	628,234
Computer Sciences	5,056	348,915
†Conduent	3,937	66,063
Convergys	5,654	119,582
†CoreLogic	5,117	208,364
CSG Systems International	2,367	89,496
CSRA	5,233	153,275
DST Systems	1,694	207,515
†EPAM Systems	1,438	108,598
†Euronet Worldwide	2,285	195,413
†Everi Holdings	5,686	27,236
†ExlService Holdings	1,522	72,082
Fidelity National Information Services	6,324	503,517
†First Data	5,778	89,559
†Fiserv	1,384	159,589
†FleetCor Technologies	2,663	403,258
Forrester Research	1,302	51,755
†Gartner	812	87,688
Genpact	10,428	258,197
Global Payments	3,163	255,191
Hackett Group	2,748	53,559
International Business Machines	5,540	964,736
Jack Henry & Associates	1,095	101,945
Leidos Holdings	4,371	223,533
†Luxoft Holding	405	25,333
ManTech International Class A	1,488	51,529
Mastercard Class A	5,876	660,874
MAXIMUS	2,553	158,797
†MoneyGram International	2,316	38,932
Paychex	1,970	116,033
†PayPal Holdings	15,590	670,682
†Perficient	1,473	25,571
†PFSweb	867	5,662
†Planet Payment	2,351	9,357
Sabre	2,707	57,361
Science Applications International	2,057	153,041
†Sykes Enterprises	2,312	67,973

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services (continued)
Syntel	2,786	$46,888
TeleTech Holdings	3,257	96,407
†Teradata	8,098	252,010
Total System Services	6,202	331,559
Travelport Worldwide	4,753	55,943
†Unisys	1,659	23,143
†Vantiv Class A	2,171	139,205
†Virtusa	1,810	54,698
Visa Class A	11,900	1,057,553
Western Union	6,598	134,269
†WEX	2,248	232,668

		11,854,846

Leisure Products–0.27%
†American Outdoor Brands	3,929	77,833
Brunswick	4,960	303,552
Callaway Golf	4,882	54,044
Hasbro	1,500	149,730
Johnson Outdoors Class A	435	15,877
†Malibu Boats Class A	533	11,966
Mattel	4,612	118,113
†Nautilus	2,105	38,416
Polaris Industries	2,948	247,042
Sturm Ruger & Co.	863	46,214
†Vista Outdoor	2,470	50,857

		1,113,644

Life Sciences Tools & Services–0.89%
Agilent Technologies	7,384	390,392
†Albany Molecular Research	1,179	16,541
†Bio-Rad Laboratories Class A	638	127,179
Bio-Techne	1,431	145,461
Bruker	5,417	126,379
†Cambrex	2,850	156,893
†Charles River Laboratories International	1,734	155,973
†Enzo Biochem	3,075	25,738
†Illumina	736	125,591
†INC Research Holdings Class A	2,650	121,503
Luminex	1,878	34,499
†Mettler-Toledo International	504	241,371
†NeoGenomics	2,833	22,352
†PAREXEL International	2,122	133,919
PerkinElmer	2,771	160,884
†PRA Health Sciences	2,024	132,026
†Quintiles IMS Holdings	2,911	234,423
Thermo Fisher Scientific	6,135	942,336
†VWR	7,736	218,155
†Waters	738	115,357

		3,626,972

Machinery–3.02%
Actuant Class A	1,957	51,567

LVIP Dimensional U.S. Core Equity 2 Fund–15

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
AGCO	4,610	$277,430
Alamo Group	601	45,790
Albany International	1,561	71,884
Allison Transmission Holdings	5,770	208,066
Altra Industrial Motion	1,931	75,212
American Railcar Industries	879	36,127
Astec Industries	1,382	84,986
Barnes Group	3,140	161,208
Briggs & Stratton	1,714	38,479
Caterpillar	7,041	653,123
†Chart Industries	1,938	67,714
CIRCOR International	730	43,391
†Colfax	6,044	237,287
Columbus McKinnon	1,631	40,481
†Commercial Vehicle Group	2,148	14,542
Crane	3,007	225,014
Cummins	2,644	399,773
Deere & Co.	2,726	296,752
Donaldson	4,422	201,289
Douglas Dynamics	2,086	63,936
Dover	4,722	379,413
EnPro Industries	730	51,947
ESCO Technologies	1,266	73,555
Federal Signal	3,041	41,996
Flowserve	3,617	175,135
Fortive	1,508	90,812
Franklin Electric	2,303	99,144
Global Brass & Copper Holdings	881	30,306
Gorman-Rupp	1,446	45,404
Graco	2,000	188,280
Greenbrier	1,266	54,565
†Harsco	8,374	106,769
Hillenbrand	4,858	174,159
Hurco	300	9,330
Hyster-Yale Materials Handling	834	47,029
IDEX	2,318	216,756
Illinois Tool Works	2,173	287,857
Ingersoll-Rand	6,180	502,558
ITT	5,656	232,009
John Bean Technologies	1,239	108,970
Joy Global	4,273	120,712
Kadant	799	47,421
Kennametal	3,992	156,606
LB Foster Class A	762	9,525
Lincoln Electric Holdings	2,466	214,197
Lindsay	431	37,980
†Lydall	1,558	83,509
†Manitowoc	9,983	56,903
†Meritor	4,351	74,533
†Middleby	712	97,152
†Milacron Holdings	4,151	77,250
Miller Industries	637	16,785

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
Mueller Industries	3,350	$114,671
Mueller Water Products Class A	10,139	119,843
†Navistar International	3,225	79,399
NN	1,515	38,178
Nordson	977	120,015
Omega Flex	460	21,983
Oshkosh	4,312	295,760
PACCAR	4,579	307,709
Parker-Hannifin	2,142	343,405
Pentair	3,906	245,219
†Proto Labs	947	48,392
†RBC Bearings	1,262	122,528
†Rexnord	6,889	158,998
Snap-on	1,689	284,884
†SPX	2,348	56,939
†SPX FLOW	2,588	89,829
Standex International	693	69,404
Stanley Black & Decker	4,222	560,977
Sun Hydraulics	1,373	49,579
Supreme Industries Class A	541	10,961
Tennant	1,073	77,953
Terex	4,799	150,689
Timken	4,140	187,128
Titan International	2,511	25,964
Toro	2,244	140,160
†TriMas	2,338	48,513
Trinity Industries	9,556	253,712
Wabash National	3,313	68,546
†WABCO Holdings	640	75,149
Wabtec	3,262	254,436
Watts Water Technologies Class A	1,597	99,573
†Welbilt	5,383	105,668
Woodward	3,071	208,582
Xylem	4,173	209,568

		12,246,932

Marine–0.08%
†Kirby	2,999	211,579
Matson	3,187	101,219

		312,798

Media–3.75%
AMC Entertainment Holdings	3,569	112,245
†AMC Networks Class A	1,731	101,575
Cable One	299	186,717
CBS Class B	3,643	252,678
†Charter Communications Class A	4,587	1,501,417
Cinemark Holdings	8,197	363,455
Comcast Class A	89,302	3,356,862
†Discovery Communications Class A	5,913	172,009
†Discovery Communications Class C	8,901	251,987
†DISH Network Class A	2,000	126,980

LVIP Dimensional U.S. Core Equity 2 Fund–16

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media (continued)
Entercom Communications Class A	1,617	$23,123
Entravision Communications Class A	4,034	25,011
†EW Scripps Class A	3,871	90,736
Gannett	4,323	36,227
†Global Eagle Entertainment	248	791
†Gray Television	4,357	63,177
†IMAX	3,030	103,020
Interpublic Group	7,286	179,017
John Wiley & Sons Class A	2,920	157,096
†Liberty Braves Group Class A	161	3,854
†Liberty Braves Group Class C	328	7,757
†Liberty Broadband Class A	589	50,118
†Liberty Broadband Class C	3,273	282,787
†Liberty Media-Liberty Formula One Class A	404	13,211
†Liberty Media-Liberty Formula One Class C	820	28,003
†Liberty Media-Liberty SiriusXM Group	1,616	62,895
†Liberty Media-Liberty SiriusXM Group Class C	3,281	127,237
Lions Gate Entertainment Class A	2,488	66,081
†Lions Gate Entertainment Class B	2,358	57,488
†Live Nation Entertainment	5,479	166,397
†Madison Square Garden Class A	1,022	204,104
Meredith	2,605	168,283
†MSG Networks	2,905	67,832
National CineMedia	3,142	39,683
New Media Investment Group	3,310	47,035
New York Times Class A	8,928	128,563
News Class A	8,728	113,464
News Class B	4,704	63,504
Nexstar Media Group Class A	3,381	237,177
Omnicom Group	1,610	138,798
†Radio One Class D	4,509	14,880
†Reading International Class A	1,404	21,818
Regal Entertainment Group Class A	2,934	66,250
Saga Communications Class A	635	32,417
Scholastic	2,212	94,165
Scripps Networks Interactive Class A	1,944	152,351
Sinclair Broadcast Group Class A	3,808	154,224
Sirius XM Holdings	11,685	60,178
TEGNA	14,048	359,910
Time	5,270	101,975
Time Warner	13,201	1,289,870
Tribune Media Class A	2,049	76,366
†tronc	3,161	44,001
Twenty-First Century Fox Class A	13,507	437,492
Twenty-First Century Fox Class B	5,341	169,737
Viacom Class A	672	32,760
Viacom Class B	15,924	742,377
Walt Disney	19,131	2,169,264

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media (continued)
World Wrestling Entertainment Class A	1,212	$26,931

		15,225,360

Metals & Mining–0.94%
†AK Steel Holding	14,640	105,262
Alcoa	2,466	84,830
Allegheny Technologies	5,267	94,595
Carpenter Technology	3,350	124,955
†Century Aluminum	5,866	74,440
†Cliffs Natural Resources	8,606	70,655
†Coeur Mining	2,410	19,473
Commercial Metals	7,019	134,273
Compass Minerals International	2,097	142,281
Ferroglobe	7,907	81,679
†Freeport-McMoRan	40,128	536,110
Gold Resource	2,205	9,967
Haynes International	793	30,229
Hecla Mining	21,793	115,285
Kaiser Aluminum	589	47,061
Materion	1,145	38,415
Newmont Mining	8,790	289,718
Nucor	7,346	438,703
†Real Industry	1,000	2,850
Reliance Steel & Aluminum	3,440	275,269
Royal Gold	2,568	179,888
†Ryerson Holding	977	12,310
Schnitzer Steel Industries	1,849	38,182
Southern Copper	1,057	37,936
Steel Dynamics	7,164	249,021
†Stillwater Mining	6,473	111,789
†SunCoke Energy	2,834	25,393
†TimkenSteel	2,590	48,977
United States Steel	7,509	253,879
Worthington Industries	3,081	138,922

		3,812,347

Multiline Retail–0.58%
Big Lots	4,298	209,227
Dillard’s Class A	1,631	85,203
Dollar General	3,702	258,140
†Dollar Tree	3,552	278,690
Fred’s Class A	1,654	21,667
†JC Penney	20,415	125,756
Kohl’s	9,455	376,404
Macy’s	12,404	367,655
Nordstrom	2,520	117,356
†Ollie’s Bargain Outlet Holdings	3,343	111,991
Target	7,036	388,317
†Tuesday Morning	170	637

		2,341,043

Multi-Utilities–0.53%
Ameren	2,381	129,979

LVIP Dimensional U.S. Core Equity 2 Fund–17

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Multi-Utilities (continued)
Avista	2,686	$104,888
Black Hills	1,611	107,083
CenterPoint Energy	4,094	112,872
CMS Energy	3,042	136,099
Consolidated Edison	1,868	145,069
Dominion Resources	3,289	255,128
DTE Energy	1,911	195,132
MDU Resources Group	5,199	142,297
NiSource	4,110	97,777
NorthWestern	1,427	83,765
Public Service Enterprise Group	2,496	110,698
SCANA	1,325	86,589
Sempra Energy	1,017	112,379
Unitil	413	18,597
Vectren	2,100	123,081
WEC Energy Group	3,050	184,921

		2,146,354

Oil, Gas & Consumable Fuels–4.61%
Alon USA Energy	5,367	65,424
Anadarko Petroleum	6,053	375,286
†Antero Resources	4,574	104,333
Apache	3,694	189,835
†Bill Barrett	2,976	13,541
Cabot Oil & Gas	6,886	164,644
†Callon Petroleum	3,597	47,336
†Cheniere Energy	2,688	127,062
Cheniere Energy Partners Holdings	1,154	28,181
†Chesapeake Energy	22,724	134,981
Chevron	20,446	2,195,287
Cimarex Energy	447	53,412
†Clayton Williams Energy	850	112,268
†Clean Energy Fuels	6,062	15,458
†Cloud Peak Energy	4,877	22,337
†Cobalt International Energy	20,470	10,919
†Concho Resources	2,246	288,252
ConocoPhillips	13,425	669,505
†CONSOL Energy	12,588	211,227
†Contango Oil & Gas	934	6,837
†Continental Resources	4,192	190,401
CVR Energy	1,979	39,738
Delek U.S. Holdings	4,114	99,847
†Denbury Resources	22,775	58,759
Devon Energy	2,300	95,956
DHT Holdings	4,056	18,130
†Diamondback Energy	1,537	159,410
†Dorian LPG	2,800	29,484
†Eclipse Resources	12,076	30,673
†Energen	2,683	146,062
EnLink Midstream	6,510	126,294
EOG Resources	3,740	364,837
†EP Energy Class A	5,898	28,015

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
EQT	1,600	$97,760
Exxon Mobil	46,115	3,781,891
GasLog	4,669	71,669
Green Plains	2,499	61,850
†Gulfport Energy	4,653	79,985
Hallador Energy	143	1,145
Hess	6,711	323,537
HollyFrontier	9,133	258,829
Kinder Morgan	20,524	446,192
†Kosmos Energy	17,649	117,542
†Laredo Petroleum	7,013	102,390
Marathon Oil	17,781	280,940
Marathon Petroleum	11,253	568,727
Murphy Oil	9,158	261,827
†Newfield Exploration	899	33,182
Noble Energy	9,420	323,483
†Northern Oil and Gas	4,490	11,674
†Oasis Petroleum	13,316	189,886
Occidental Petroleum	6,577	416,719
ONEOK	3,218	178,406
Overseas Shipholding Group Class A	5,002	19,308
†Pacific Ethanol	1,059	7,254
Panhandle Oil and Gas Class A	655	12,576
†Par Pacific Holdings	2,297	37,878
†Parsley Energy Class A	4,190	136,217
PBF Energy Class A	6,711	148,783
†PDC Energy	3,200	199,520
Phillips 66	5,073	401,883
Pioneer Natural Resources	1,757	327,206
†QEP Resources	10,395	132,120
Range Resources	4,892	142,357
†Renewable Energy Group	2,053	21,454
†REX American Resources	304	27,509
†Rice Energy	8,710	206,427
†Ring Energy	1,091	11,805
†RSP Permian	4,523	187,388
Scorpio Tankers	10,278	45,634
SemGroup Class A	3,790	136,440
Ship Finance International	3,968	58,330
SM Energy	4,130	99,203
†Southwestern Energy	6,000	49,020
†SRC Energy	12,672	106,952
Targa Resources	4,180	250,382
Teekay	3,211	29,381
Teekay Tankers Class A	3,937	8,071
Tesoro	6,063	491,467
Valero Energy	9,585	635,390
Western Refining	5,866	205,721
†Whiting Petroleum	16,040	151,738
Williams	7,087	209,704
World Fuel Services	3,337	120,966

LVIP Dimensional U.S. Core Equity 2 Fund–18

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†WPX Energy	19,382	$259,525

		18,708,974

Paper & Forest Products–0.24%
†Boise Cascade	2,520	67,284
†Clearwater Paper	1,000	56,000
Deltic Timber	400	31,248
Domtar	4,124	150,608
KapStone Paper and Packaging	6,227	143,844
†Louisiana-Pacific	9,795	243,112
Mercer International	3,828	44,788
Neenah Paper	1,233	92,105
PH Glatfelter	2,899	63,024
†Resolute Forest Products	4,585	24,988
Schweitzer-Mauduit International	1,582	65,526

		982,527

Personal Products–0.28%
†Avon Products	19,264	84,762
Coty Class A	9,281	168,265
†Edgewell Personal Care	3,412	249,554
Estee Lauder Class A	1,109	94,032
†Herbalife	1,198	69,652
Inter Parfums	2,061	75,330
Medifast	651	28,885
Natural Health Trends	462	13,352
Nu Skin Enterprises Class A	3,358	186,503
Nutraceutical International	800	24,920
†Revlon Class A	2,272	63,275
†USANA Health Sciences	1,178	67,853

		1,126,383

Pharmaceuticals–3.00%
†Akorn	6,787	163,431
Allergan	3,516	840,043
†Amphastar Pharmaceuticals	2,961	42,935
†ANI Pharmaceuticals	691	34,211
†Assembly Biosciences	746	19,016
Bristol-Myers Squibb	9,763	530,912
†Catalent	6,034	170,883
†Corcept Therapeutics	1,459	15,991
†Depomed	2,277	28,576
Eli Lilly & Co.	4,865	409,195
†Endo International	9,138	101,980
†Heska	204	21,416
†Horizon Pharma	7,374	108,988
†Impax Laboratories	2,344	29,652
†Jazz Pharmaceuticals	1,268	184,025
Johnson & Johnson	24,099	3,001,530
†Lannett	1,820	40,677
†Lipocine	800	3,120
†Mallinckrodt	2,737	121,988
†Medicines	1,266	61,907

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals (continued)
Merck & Co.	28,005	$1,779,438
†Mylan	7,414	289,072
Perrigo	1,373	91,153
Pfizer	102,786	3,516,309
Phibro Animal Health Class A	601	16,888
†Prestige Brands Holdings	2,210	122,788
†SciClone Pharmaceuticals	2,470	24,206
†Sucampo Pharmaceuticals Class A	2,493	27,423
†Supernus Pharmaceuticals	1,662	52,021
†Taro Pharmaceutical Industries	1,308	152,539
†Tetraphase Pharmaceuticals	1,930	17,737
Zoetis	2,916	155,627

		12,175,677

Professional Services–0.62%
†Advisory Board	1,391	65,099
Barrett Business Services	764	41,730
†CBIZ	3,969	53,780
†CDI	963	8,234
CEB	1,233	96,914
CRA International	465	16,428
Dun & Bradstreet	980	105,781
Equifax	1,374	187,881
Exponent	1,516	90,278
†Franklin Covey	769	15,534
†FTI Consulting	2,547	104,860
†GP Strategies	1,061	26,843
Heidrick & Struggles International	849	22,371
†Huron Consulting Group	1,078	45,384
†ICF International	1,623	67,030
Insperity	1,129	100,086
Kelly Services Class A	2,630	57,492
Kforce	2,861	67,949
Korn/Ferry International	3,126	98,438
ManpowerGroup	2,067	212,012
†Mistras Group	1,671	35,726
†Navigant Consulting	2,640	60,350
Nielsen Holdings	2,853	117,857
†On Assignment	3,074	149,181
Resources Connection	1,629	27,286
Robert Half International	3,458	168,854
†RPX	2,409	28,908
†TransUnion	2,826	108,377
†TriNet Group	2,353	68,002
†TrueBlue	2,288	62,577
†Verisk Analytics Class A	2,206	178,995
†Volt Information Sciences	1,104	7,618

		2,497,855

Real Estate Management & Development–0.46%
Alexander & Baldwin	2,901	129,152
†Altisource Portfolio Solutions	1,304	47,987

LVIP Dimensional U.S. Core Equity 2 Fund–19

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Management & Development (continued)
†CBRE Group Class A	10,533	$366,443
Consolidated-Tomoka Land	242	12,957
†Forestar Group	2,419	33,019
†FRP Holdings	425	17,000
HFF Class A	3,142	86,939
†Howard Hughes	1,966	230,513
Jones Lang LaSalle	2,550	284,197
Kennedy-Wilson Holdings	5,467	121,367
†Marcus & Millichap	3,035	74,600
RE/MAX Holdings	783	46,549
Realogy Holdings	8,716	259,650
RMR Group Class A	1,199	59,351
†St. Joe	3,458	58,959
†Tejon Ranch	1,057	23,138

		1,851,821

Road & Rail–1.28%
AMERCO	572	218,041
ArcBest	1,859	48,334
†Avis Budget Group	5,061	149,704
Celadon Group	1,233	8,076
†Covenant Transportation Group Class A	696	13,085
CSX	15,537	723,247
†Genesee & Wyoming	3,508	238,053
Heartland Express	6,842	137,182
†Hertz Global Holdings	4,919	86,279
JB Hunt Transport Services	1,708	156,692
Kansas City Southern	2,675	229,408
Knight Transportation	5,155	161,609
Landstar System	1,631	139,695
Marten Transport	1,652	38,739
Norfolk Southern	6,331	708,882
Old Dominion Freight Line	3,641	311,560
†PAM Transportation Services	682	11,110
†Roadrunner Transportation Systems	1,695	11,645
Ryder System	4,401	332,011
†Saia	1,797	79,607
†Swift Transportation	6,007	123,384
Union Pacific	10,656	1,128,684
Universal Logistics Holdings	1,605	23,032
†USA Truck	643	4,726
Werner Enterprises	4,299	112,634
†YRC Worldwide	1,800	19,818

		5,215,237

Semiconductors & Semiconductor Equipment–3.90%
†Advanced Energy Industries	2,277	156,111
†Advanced Micro Devices	19,495	283,652
†Alpha & Omega Semiconductor	978	16,812
†Amkor Technology	14,529	168,391
Analog Devices	2,811	230,361

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Applied Materials	13,871	$539,582
†Axcelis Technologies	829	15,585
Broadcom	1,795	393,033
Brooks Automation	3,851	86,262
Cabot Microelectronics	1,233	94,460
†Cavium	1,040	74,526
†CEVA	1,455	51,653
†Cirrus Logic	4,130	250,650
Cohu	1,543	28,484
†Cree	4,698	125,578
Cypress Semiconductor	15,215	209,358
†Diodes	3,180	76,479
†DSP Group	1,135	13,620
†Entegris	8,055	188,487
†Exar	3,141	40,864
†First Solar	3,707	100,460
†FormFactor	5,162	61,170
†Inphi	1,028	50,187
†Integrated Device Technology	5,470	129,475
Intel	99,577	3,591,742
IXYS	1,526	22,203
KLA-Tencor	2,498	237,485
†Kulicke & Soffa Industries	4,248	86,319
Lam Research	3,645	467,872
†Lattice Semiconductor	3,916	27,099
†MACOM Technology Solutions Holdings	1,103	53,275
Marvell Technology Group	11,419	174,254
Maxim Integrated Products	6,113	274,840
†MaxLinear Class A	3,252	91,219
Microchip Technology	1,920	141,658
†Micron Technology	33,849	978,236
†Microsemi	4,349	224,104
MKS Instruments	2,984	205,150
Monolithic Power Systems	626	57,655
†Nanometrics	1,404	42,766
†NeoPhotonics	1,612	14,524
NVE	106	8,776
NVIDIA	8,978	977,974
†ON Semiconductor	22,039	341,384
†PDF Solutions	980	22,168
†Photronics	4,937	52,826
Power Integrations	1,502	98,757
†Qorvo	2,418	165,778
QUALCOMM	27,793	1,593,651
†Rambus	5,518	72,507
†Rudolph Technologies	2,362	52,909
†Semtech	2,818	95,248
†Sigma Designs	1,840	11,500
†Silicon Laboratories	1,141	83,921
Skyworks Solutions	6,234	610,807
†SunPower	4,083	24,906

LVIP Dimensional U.S. Core Equity 2 Fund–20

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Synaptics	1,672	$82,781
Teradyne	7,963	247,649
Texas Instruments	8,466	682,021
†Ultra Clean Holdings	1,666	28,105
†Ultratech	1,171	34,685
†Veeco Instruments	2,191	65,401
†Versum Materials	2,470	75,582
†Xcerra	3,827	34,022
Xilinx	3,359	194,452
Xperi	2,825	95,909

		15,829,360

Software–2.75%
†ACI Worldwide	7,357	157,366
Activision Blizzard	4,077	203,279
†Adobe Systems	2,544	331,051
American Software Class A	1,038	10,671
†ANSYS	1,920	205,190
†Aspen Technology	2,177	128,269
†Autodesk	1,227	106,099
†Barracuda Networks	2,078	48,023
Blackbaud	866	66,396
CA	13,300	421,876
†Cadence Design Systems	3,771	118,409
CDK Global	1,962	127,550
†Citrix Systems	4,174	348,070
†Dell Technologies Class V	4,518	289,513
Ebix	1,122	68,723
†Electronic Arts	1,842	164,896
†Ellie Mae	441	44,219
†EnerNOC	2,209	13,254
Fair Isaac	869	112,058
†FireEye	1,388	17,503
†Fortinet	636	24,391
†Globant	900	32,760
†Glu Mobile	4,125	9,364
†Guidewire Software	960	54,077
Intuit	1,582	183,496
†Manhattan Associates	1,618	84,217
Microsoft	54,652	3,599,381
†MicroStrategy	568	106,670
Monotype Imaging Holdings	2,693	54,129
†Nuance Communications	13,695	237,060
Oracle	30,166	1,345,705
†Paycom Software	1,636	94,086
Pegasystems	2,820	123,657
Progress Software	3,296	95,749
†PTC	1,498	78,720
QAD Class A	624	17,378
†Qualys	1,772	67,159
†RealPage	1,817	63,413
†Red Hat	1,608	139,092

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†Rubicon Project	543	$3,198
†salesforce.com	1,355	111,774
†ServiceNow	568	49,683
†Silver Spring Networks	2,022	22,828
†Splunk	369	22,985
SS&C Technologies Holdings	4,747	168,044
Symantec	12,357	379,113
†Synchronoss Technologies	2,306	56,266
†Synopsys	3,432	247,550
†Tableau Software Class A	608	30,126
†Take-Two Interactive Software	2,433	144,204
†Tangoe	146	774
†Telenav	2,040	17,646
TiVo	6,495	121,781
†Tyler Technologies	267	41,268
†Ultimate Software Group	259	50,559
†VASCO Data Security International	611	8,249
†Verint Systems	2,278	98,808
†VMware Class A	307	28,287
†Workday Class A	310	25,817
†Zedge Class B	591	1,814
†Zynga Class A	44,336	126,358

		11,150,051

Specialty Retail–2.64%
Aaron’s	3,699	110,008
Abercrombie & Fitch	2,976	35,504
Advance Auto Parts	2,658	394,075
American Eagle Outfitters	11,096	155,677
†America’s Car-Mart	623	22,708
†Asbury Automotive Group	1,686	101,329
†Ascena Retail Group	6,778	28,874
†AutoNation	7,273	307,575
†AutoZone	117	84,597
Barnes & Noble	3,386	31,321
†Barnes & Noble Education	2,352	22,556
Bed Bath & Beyond	5,651	222,988
Best Buy	14,267	701,223
Big 5 Sporting Goods	952	14,375
Buckle	1,237	23,008
†Build-A-Bear Workshop	1,134	10,036
†Burlington Stores	1,087	105,754
†Cabela’s	3,742	198,738
Caleres	2,926	77,305
†CarMax	7,318	433,372
Cato Class A	1,385	30,415
Chico’s FAS	9,593	136,221
Children’s Place	1,567	188,118
Citi Trends	672	11,424
†Conn’s	1,428	12,495
CST Brands	3,810	183,223
†Destination XL Group	2,180	6,213

LVIP Dimensional U.S. Core Equity 2 Fund–21

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
Dick’s Sporting Goods	4,988	$242,716
DSW Class A	3,958	81,851
†Express	5,117	46,616
Finish Line Class A	1,965	27,962
†Five Below	2,010	87,053
Foot Locker	4,916	367,766
†Francesca’s Holdings	3,674	56,396
GameStop Class A	5,865	132,256
Gap	17,010	413,173
†Genesco	1,278	70,865
GNC Holdings	3,076	22,639
Group 1 Automotive	1,049	77,710
Guess	4,809	53,620
Haverty Furniture	1,170	28,489
†Hibbett Sports	1,445	42,627
Home Depot	7,598	1,115,614
†Kirkland’s	1,522	18,873
L Brands	954	44,933
Lithia Motors Class A	1,598	136,869
Lowe’s	4,559	374,795
†MarineMax	1,717	37,173
†Michaels	2,855	63,923
Monro Muffler Brake	2,026	105,555
†Murphy USA	2,216	162,699
Office Depot	30,011	140,001
†O’Reilly Automotive	662	178,634
†Party City Holdco	3,179	44,665
Penske Automotive Group	5,331	249,544
Pier 1 Imports	5,916	42,359
Rent-A-Center	3,348	29,697
†RH	1,494	69,112
Ross Stores	2,793	183,975
†Sally Beauty Holdings	2,786	56,946
†Select Comfort	2,804	69,511
Shoe Carnival	1,009	24,791
Signet Jewelers	2,462	170,543
Sonic Automotive Class A	1,673	33,544
†Sportsman’s Warehouse Holdings	1,747	8,351
Stage Stores	1,354	3,507
Staples	23,946	210,006
Stein Mart	2,840	8,548
Tailored Brands	801	11,967
Tiffany & Co.	3,739	356,327
Tile Shop Holdings	2,800	53,900
TJX	4,109	324,940
Tractor Supply	1,796	123,870
†Ulta Beauty	760	216,775
†Urban Outfitters	7,015	166,676
†Vitamin Shoppe	1,290	25,993
†West Marine	1,342	12,803
Williams-Sonoma	7,058	378,450
Winmark	403	45,539

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
†Zumiez	2,034	$37,222

		10,739,501

Technology Hardware, Storage & Peripherals–2.72%
Apple	55,416	7,961,063
†Avid Technology	1,312	6,114
†Cray	1,700	37,230
Diebold Nixdorf	3,240	99,468
†Eastman Kodak	1,542	17,733
†Electronics For Imaging	2,085	101,811
Hewlett Packard Enterprise	35,542	842,345
HP	8,950	160,026
†NCR	5,626	256,996
NetApp	8,063	337,437
Seagate Technology	4,182	192,079
†Stratasys	3,145	64,441
†Super Micro Computer	1,844	46,745
Western Digital	7,354	606,926
Xerox	40,739	299,024

		11,029,438

Textiles, Apparel & Luxury Goods–0.76%
Carter’s	1,911	171,608
Coach	8,330	344,279
Columbia Sportswear	3,442	202,217
†Crocs	2,540	17,958
Culp	857	26,738
†Deckers Outdoor	1,432	85,533
†Fossil Group	2,664	46,487
†G-III Apparel Group	2,017	44,152
Hanesbrands	3,615	75,047
†Iconix Brand Group	4,220	31,734
†Kate Spade & Co.	4,402	102,258
†Lululemon Athletica	1,527	79,205
†Michael Kors Holdings	2,900	110,519
Movado Group	888	22,156
NIKE Class B	9,868	549,944
Oxford Industries	1,193	68,311
†Perry Ellis International	696	14,950
PVH	2,239	231,669
Ralph Lauren	1,302	106,269
†Sequential Brands Group	1,209	4,703
†Skechers U.S.A. Class A	7,817	214,577
†Steven Madden	3,897	150,229
†Under Armour Class A	1,470	29,077
†Under Armour Class C	602	11,017
†Unifi	789	22,400
†Vera Bradley	1,584	14,747
VF	3,835	210,810
†Vince Holding	660	1,024
Wolverine World Wide	4,658	116,310

		3,105,928

LVIP Dimensional U.S. Core Equity 2 Fund–22

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Thrifts & Mortgage Finance–0.65%
Astoria Financial	7,927	$162,583
Bank Mutual	3,078	28,933
BankFinancial	1,093	15,870
Beneficial Bancorp	4,972	79,552
†BofI Holding	2,791	72,929
Capitol Federal Financial	8,607	125,920
Charter Financial	652	12,825
Clifton Bancorp	1,283	20,772
Dime Community Bancshares	2,608	52,942
†Essent Group	5,333	192,895
EverBank Financial	6,344	123,581
Federal Agricultural Mortgage Class C	554	31,894
First Defiance Financial	445	22,032
†Flagstar Bancorp	3,909	110,195
†HomeStreet	1,845	51,568
Kearny Financial	5,674	85,394
†LendingTree	300	37,605
Meridian Bancorp	3,189	58,359
Meta Financial Group	500	44,250
†MGIC Investment	3,265	33,074
New York Community Bancorp	10,582	147,831
†NMI Holdings Class A	3,651	41,621
Northfield Bancorp	3,246	58,493
Northwest Bancshares	6,875	115,775
OceanFirst Financial	1,991	56,096
†Ocwen Financial	7,897	43,197
Oritani Financial	3,138	53,346
†PennyMac Financial Services Class A	2,294	39,113
†PHH	3,946	50,233
Provident Financial Services	4,489	116,041
Radian Group	2,073	37,231
Territorial Bancorp	299	9,320
TFS Financial	6,896	114,612
TrustCo Bank	5,644	44,305
United Community Financial	2,433	20,291
United Financial Bancorp	2,907	49,448
†Walker & Dunlop	1,799	75,000
Washington Federal	3,292	108,965
Waterstone Financial	984	17,958
WSFS Financial	1,365	62,722

		2,624,771

Tobacco–0.58%
†Alliance One International	554	7,119
Altria Group	12,276	876,752
Philip Morris International	7,711	870,572
Reynolds American	6,693	421,793
Universal	1,313	92,895
Vector Group	3,878	80,662

		2,349,793

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Trading Companies & Distributors–0.81%
Air Lease	6,688	$259,160
Applied Industrial Technologies	1,738	107,495
†Beacon Roofing Supply	3,948	194,084
†BMC Stock Holdings	2,911	65,789
†CAI International	1,223	19,250
†DXP Enterprises	1,012	38,324
Fastenal	3,457	178,035
GATX	1,878	114,483
H&E Equipment Services	3,129	76,723
†HD Supply Holdings	3,179	130,736
†Herc Holdings	1,944	95,042
Kaman	1,597	76,864
†MRC Global	5,251	96,251
MSC Industrial Direct	2,154	221,345
†NOW	6,473	109,782
†Rush Enterprises Class A	1,341	44,360
†Rush Enterprises Class B	547	17,055
Textainer Group Holdings	1,155	17,671
Triton International	3,138	80,929
†United Rentals	4,629	578,856
†Univar	5,583	171,175
†Veritiv	960	49,728
Watsco	956	136,880
†WESCO International	2,703	187,994
†Willis Lease Finance	616	13,768
WW Grainger	895	208,320

		3,290,099

Transportation Infrastructure–0.04%
Macquarie Infrastructure	1,943	156,567

		156,567

Water Utilities–0.14%
American States Water	1,932	85,588
American Water Works	1,905	148,152
Aqua America	4,903	157,631
California Water Service Group	2,214	79,372
Connecticut Water Service	380	20,197
Middlesex Water	539	19,916
SJW Group	1,042	50,245
York Water	500	17,525

		578,626

Wireless Telecommunication Services–0.24%
†Boingo Wireless	2,168	28,162
Shenandoah Telecommunications	3,487	97,810
Spok Holdings	803	15,257
†Sprint	22,111	191,923
Telephone & Data Systems	5,193	137,666
†T-Mobile U.S	7,475	482,810

LVIP Dimensional U.S. Core Equity 2 Fund–23

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Wireless Telecommunication Services (continued)
†United States Cellular	894	$33,373

		987,001

Total Common Stock (Cost $366,245,946)		403,700,534

	Principal Amount°

CORPORATE BOND–0.00%
Machinery–0.00%
Mueller Industries 6.00% 3/1/27	13,000	12,967

		12,967

Total Corporate Bond (Cost $13,000)		12,967

	Number of Shares	Value (U.S. $)

RIGHTS–0.00%
†=Dyax	1,518	$1,685
†=Media General	5,975	11,353

Total Rights (Cost $1,685)		13,038

MONEY MARKET FUND–0.56%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	2,265,748	2,265,748

Total Money Market Fund (Cost $2,265,748)		2,265,748

TOTAL VALUE OF SECURITIES–99.98% (Cost $368,526,379)	405,992,287
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.02%	81,956

NET ASSETS APPLICABLE TO 36,124,270 SHARES OUTSTANDING–100.00%	$406,074,243

†	Non-income producing for the period.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2017, the aggregate value of fair valued securities was $13,038, which represents 0.00% of the Fund’s net assets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

IT–Information Technology

See accompanying notes.

LVIP Dimensional U.S. Core Equity 2 Fund–24

LVIP Dimensional U.S. Core Equity 2 Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional U.S. Core Equity 2 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation––Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$368,526,379

Aggregate unrealized appreciation	$57,280,656
Aggregate unrealized depreciation	(19,814,748)

Net unrealized appreciation	$37,465,908

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Dimensional U.S. Core Equity 2 Fund–25

LVIP Dimensional U.S. Core Equity 2 Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$8,408,243	$—	$—	$8,408,243
Air Freight & Logistics	2,257,990	—	—	2,257,990
Airlines	4,273,115	—	—	4,273,115
Auto Components	3,807,764	—	—	3,807,764
Automobiles	3,081,414	—	—	3,081,414
Banks	35,786,912	221,773	—	36,008,685
Beverages	3,836,201	—	—	3,836,201
Biotechnology	5,882,000	—	—	5,882,000
Building Products	3,505,399	—	—	3,505,399
Capital Markets	12,697,185	—	—	12,697,185
Chemicals	10,393,230	—	—	10,393,230
Commercial Services & Supplies	4,687,570	—	—	4,687,570
Communications Equipment	6,956,076	—	—	6,956,076
Construction & Engineering	2,603,647	—	—	2,603,647
Construction Materials	1,273,110	—	—	1,273,110
Consumer Finance	5,250,254	—	—	5,250,254
Containers & Packaging	3,370,955	—	—	3,370,955
Distributors	996,133	—	—	996,133
Diversified Consumer Services	1,689,243	—	—	1,689,243
Diversified Financial Services	2,121,247	—	—	2,121,247
Diversified Telecommunication Services	9,716,076	—	—	9,716,076
Electric Utilities	3,501,436	—	—	3,501,436
Electrical Equipment	3,059,671	—	—	3,059,671
Electronic Equipment, Instruments & Components	7,749,895	—	—	7,749,895
Energy Equipment & Services	5,572,058	—	—	5,572,058
Equity Real Estate Investment Trusts	112,064	—	—	112,064
Food & Staples Retailing	8,480,526	—	—	8,480,526
Food Products	8,143,850	157,927	—	8,301,777
Gas Utilities	1,063,815	—	—	1,063,815
Health Care Equipment & Supplies	8,807,777	35,386	—	8,843,163
Health Care Providers & Services	13,197,420	—	—	13,197,420
Health Care Technology	890,431	—	—	890,431
Hotels, Restaurants & Leisure	9,330,409	—	—	9,330,409
Household Durables	4,514,980	—	—	4,514,980
Household Products	3,984,300	—	—	3,984,300
Independent Power & Renewable Electricity Producers	944,301	—	—	944,301
Industrial Conglomerates	3,762,378	—	—	3,762,378
Insurance	16,554,922	264,377	—	16,819,299
Internet & Direct Marketing Retail	4,451,824	—	—	4,451,824
Internet Software & Services	9,225,345	—	—	9,225,345
IT Services	11,854,846	—	—	11,854,846
Leisure Products	1,101,678	11,966	—	1,113,644
Life Sciences Tools & Services	3,626,972	—	—	3,626,972
Machinery	12,038,303	208,629	—	12,246,932
Marine	312,798	—	—	312,798
Media	15,225,360	—	—	15,225,360
Metals & Mining	3,812,347	—	—	3,812,347
Multiline Retail	2,341,043	—	—	2,341,043
Multi-Utilities	2,146,354	—	—	2,146,354
Oil, Gas & Consumable Fuels	18,708,974	—	—	18,708,974

LVIP Dimensional U.S. Core Equity 2 Fund–26

LVIP Dimensional U.S. Core Equity 2 Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Paper & Forest Products	$982,527	$—	$—	$982,527
Personal Products	1,126,383	—	—	1,126,383
Pharmaceuticals	12,175,677	—	—	12,175,677
Professional Services	2,497,855	—	—	2,497,855
Real Estate Management & Development	1,851,821	—	—	1,851,821
Road & Rail	5,215,237	—	—	5,215,237
Semiconductors & Semiconductor Equipment	15,829,360	—	—	15,829,360
Software	10,728,175	421,876	—	11,150,051
Specialty Retail	10,739,501	—	—	10,739,501
Technology Hardware, Storage & Peripherals	11,029,438	—	—	11,029,438
Textiles, Apparel & Luxury Goods	3,105,928	—	—	3,105,928
Thrifts & Mortgage Finance	2,624,771	—	—	2,624,771
Tobacco	2,349,793	—	—	2,349,793
Trading Companies & Distributors	3,290,099	—	—	3,290,099
Transportation Infrastructure	156,567	—	—	156,567
Water Utilities	578,626	—	—	578,626
Wireless Telecommunication Services	987,001	—	—	987,001
Corporate Bond	—	12,967	—	12,967
Money Market Fund	2,265,748	—	—	2,265,748
Rights	—	—	13,038	13,038

Total Investments	$404,644,348	$1,334,901	$13,038	$405,992,287

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investment that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP Dimensional U.S. Core Equity 2 Fund–27

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–90.21%
Argentina–0.07%
MercadoLibre	2,800	$592,116

		592,116

Belgium–0.02%
Ion Beam Applications	2,700	147,734

		147,734

Canada–0.63%
Alamos Gold (New York Shares)	276,300	2,218,689
Crescent Point Energy	32,356	349,630
†Shopify Class A	200	13,642
Silver Wheaton	149,200	3,108,871

		5,690,832

China–0.58%
†Alibaba Group Holding ADR	2,800	301,924
†Baidu ADR	22,800	3,933,456
†Yum China Holdings	37,330	1,015,376

		5,250,756

Denmark–0.08%
AP Moller - Maersk Class B	453	751,579

		751,579

Finland–0.11%
Nokia	95,800	514,063
Nokia ADR	85,700	464,494

		978,557

France–4.28%
Accor	26,964	1,123,281
AXA	203,686	5,270,423
BNP Paribas	119,290	7,944,753
Cie de Saint-Gobain	95,520	4,904,992
Cie Generale des Etablissements Michelin	32,350	3,929,075
Credit Agricole	221,860	3,005,839
Sanofi	66,396	5,993,741
Societe Generale	12,400	629,007
TOTAL	70,150	3,548,350
Zodiac Aerospace	85,480	2,138,407

		38,487,868

Germany–3.88%
Bayer	43,560	5,021,063
Deutsche Lufthansa	254,850	4,132,485
Deutsche Telekom	28,600	501,135
HeidelbergCement	22,620	2,117,738
Infineon Technologies ADR	160,316	3,282,470
#†Innogy 144A	67,656	2,553,927
KUKA	2,500	269,634
LANXESS	91,310	6,126,084
Merck	39,030	4,446,853
METRO	17,651	564,526

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
†QIAGEN	85,659	$2,486,478
Siemens ADR	42,192	2,890,152
thyssenkrupp	20,400	499,672

		34,892,217

Hong Kong–1.99%
AIA Group	294,800	1,858,740
China Life Insurance	896,000	2,749,739
China Pacific Insurance Group	144,400	521,189
China Shenhua Energy	201,200	467,046
China Telecom	10,447,800	5,095,176
Jardine Strategic Holdings	7,571	317,982
Kunlun Energy	1,416,000	1,311,870
NetEase ADR	2,700	766,800
Sands China	73,700	341,401
Sinopharm Group	529,600	2,456,679
Tencent Holdings	69,000	1,978,151

		17,864,773

Ireland–0.58%
Adient	11,758	854,454
CRH	124,369	4,387,623

		5,242,077

Israel–0.81%
†Check Point Software Technologies	12,798	1,313,843
Teva Pharmaceutical Industries ADR	186,438	5,982,795

		7,296,638

Italy–0.80%
CNH Industrial	42,400	408,900
Enel	196,199	923,873
Eni	327,888	5,369,291
†Telecom Italia	532,232	478,643

		7,180,707

Japan–4.52%
†IHI	774,000	2,440,259
Inpex	245,500	2,413,543
Keyence	500	200,215
Konica Minolta	402,700	3,602,705
Nissan Motor	537,300	5,180,917
Omron	120,700	5,296,142
Panasonic	389,200	4,397,859
SoftBank Group	94,300	6,659,360
Start Today	20,000	442,468
Sumitomo Metal Mining	160,000	2,275,757
Suntory Beverage & Food	126,400	5,324,854
T&D Holdings	23,142	335,915
Toyota Motor ADR	19,181	2,083,440

		40,653,434

Netherlands–2.32%
Akzo Nobel	48,000	3,980,273

LVIP Franklin Templeton Global Equity Managed Volatility Fund–1

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Netherlands (continued)
†ASML Holding (New York Shares)	5,500	$730,400
ING Groep	292,882	4,427,367
Koninklijke KPN	337,760	1,017,190
Koninklijke Philips	37,920	1,218,850
NN Group	92,160	2,997,172
Royal Dutch Shell Class B	236,790	6,480,848

		20,852,100

Norway–1.09%
†Subsea 7	184,640	2,855,768
Telenor	288,550	4,802,333
Yara International	54,820	2,110,770

		9,768,871

Portugal–0.40%
Galp Energia	238,290	3,616,105

		3,616,105

Republic of Korea–2.24%
Hana Financial Group	98,564	3,256,675
Hyundai Mobis	15,070	3,240,933
Hyundai Motor	2,100	295,761
KB Financial Group	17,683	774,807
Samsung Electronics	6,825	12,572,208

		20,140,384

Singapore–0.62%
Broadcom	8,200	1,795,472
DBS Group Holdings	134,605	1,866,774
Singapore Telecommunications	671,160	1,880,793

		5,543,039

South Africa–0.05%
Naspers Class N	2,700	465,890

		465,890

Spain–0.38%
Telefonica	303,840	3,398,571

		3,398,571

Sweden–0.17%
Getinge Class B	87,360	1,532,589

		1,532,589

Switzerland–2.50%
†ABB	141,170	3,302,164
Chubb	24,076	3,280,355
†LafargeHolcim	15,000	886,537
Novartis	29,960	2,223,857
Novartis ADR	23,040	1,711,181
Roche Holding	21,670	5,534,055
Roche Holding ADR	32,000	1,024,960
Syngenta	510	225,100

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Switzerland (continued)
UBS Group	270,670	$4,331,693

		22,519,902

Taiwan–0.50%
Taiwan Semiconductor Manufacturing ADR	137,400	4,512,216

		4,512,216

Thailand–0.43%
Bangkok Bank NVDR	740,300	3,910,206

		3,910,206

United Kingdom–6.39%
†Atlassian	8,500	254,575
Aviva	386,490	2,576,121
BAE Systems	511,820	4,120,091
Barclays	1,851,100	5,220,616
BP	107,730	617,578
BP ADR	241,329	8,330,677
British American Tobacco	18,540	1,231,125
GlaxoSmithKline	220,530	4,585,232
HSBC Holdings	828,050	6,744,588
HSBC Holdings (London Shares)	51,440	419,500
Imperial Brands	14,300	692,830
Kingfisher	587,878	2,401,897
Petrofac	171,850	1,978,707
RELX	37,425	733,356
Royal Dutch Shell Class A	52,762	1,385,492
Royal Dutch Shell (London Shares) Class A	19,560	513,661
RSA Insurance Group	58,500	429,873
Sky	356,460	4,358,901
†Standard Chartered	482,532	4,612,826
Vodafone Group	309,760	807,632
Vodafone Group ADR	204,962	5,417,146

		57,432,424

United States–54.77%
†2U	9,400	372,804
Abbott Laboratories	86,040	3,821,036
AbbVie	27,900	1,817,964
Accenture Class A	49,900	5,982,012
Activision Blizzard	100	4,986
†Adobe Systems	13,600	1,769,768
Aflac	33,400	2,418,828
Air Products & Chemicals	47,000	6,358,630
†Alarm.com Holdings	5,600	172,144
Albemarle	95,990	10,140,384
†Align Technology	200	22,942
†Alleghany	300	184,398
Allegheny Technologies	98,770	1,773,909
Allergan	26,710	6,381,553
Ally Financial	15,200	309,016

LVIP Franklin Templeton Global Equity Managed Volatility Fund–2

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States (continued)
†Alphabet Class A	13,860	$11,750,508
†Alphabet Class C	1,600	1,327,296
Altria Group	9,540	681,347
†Amazon.com	6,300	5,585,202
American International Group	90,510	5,650,539
American Tower	7,900	960,166
Amgen	40,770	6,689,134
Amphenol Class A	13,500	960,795
Analog Devices	39,542	3,240,467
†ANSYS	5,400	577,098
Apache	57,702	2,965,306
Apple	72,340	10,392,364
Applied Materials	88,500	3,442,650
Archer-Daniels-Midland	75,700	3,485,228
†Arista Networks	200	26,454
†Array BioPharma	4,000	35,760
†Aspen Technology	13,800	813,096
†Autodesk	2,400	207,528
B/E Aerospace	6,700	429,537
Baker Hughes	49,180	2,941,948
Becton Dickinson & Co.	39,010	7,155,994
Bemis	19,100	933,226
†Biogen	2,700	738,234
†Bioverativ	1,400	76,244
†BlackLine	2,700	80,352
†Bluebird Bio	400	36,360
Boeing	3,300	583,638
Bunge	60,500	4,795,230
†Cadence Design Systems	2,400	75,360
Capital Bank Financial	12,100	525,140
Capital One Financial	79,865	6,921,101
Carlisle	42,030	4,472,412
Caterpillar	9,855	914,150
†Celgene	52,630	6,548,751
Charles Schwab	6,400	261,184
†Charter Communications Class A	2,941	962,648
Chevron	42,940	4,610,468
Cintas	23,200	2,935,728
Cisco Systems	26,340	890,292
CIT Group	16,670	715,643
Citigroup	149,580	8,947,876
Citizens Financial Group	39,510	1,365,071
Cognex	1,000	83,950
†Cognizant Technology Solutions Class A	15,100	898,752
†Coherent	1,000	205,640
Colgate-Palmolive	46,600	3,410,654
Comcast Class A	208,710	7,845,409
†CommerceHub Class A	8,020	124,150
†CommerceHub Class C	3,040	47,211
ConocoPhillips	97,550	4,864,819
†CONSOL Energy	20,300	340,634

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States (continued)
Core Laboratories	1,800	$207,936
†CoStar Group	600	124,332
†Coupa Software	700	17,780
CR Bard	4,100	1,019,014
CVS Health	41,511	3,258,613
Danaher	1,200	102,636
†Dell Technologies Class V	3,589	229,984
DENTSPLY SIRONA	17,300	1,080,212
Devon Energy	30,200	1,259,944
†DISH Network Class A	15,343	974,127
Donaldson	46,900	2,134,888
Dover	66,500	5,343,275
Eastman Chemical	34,820	2,813,456
Ecolab	23,800	2,983,092
†Edwards Lifesciences	10,800	1,015,956
†Electronic Arts	12,300	1,101,096
Eli Lilly & Co.	79,271	6,667,484
†Ellie Mae	3,500	350,945
EOG Resources	15,000	1,463,250
Equinix	5,500	2,202,035
Erie Indemnity Class A	10,700	1,312,890
Exxon Mobil	25,700	2,107,657
†Facebook Class A	30,400	4,318,320
FedEx	3,300	643,995
†Fiserv	8,100	934,011
Fortive	3,100	186,682
†Freeport-McMoRan	20,510	274,014
Gap	81,020	1,967,976
General Dynamics	29,300	5,484,960
General Motors	22,120	782,163
Gilead Sciences	70,450	4,784,964
Goldman Sachs Group	800	183,776
Hartford Financial Services Group	8,004	384,752
†Henry Schein	5,400	917,838
Hewlett Packard Enterprise	31,750	752,475
Honeywell International	56,200	7,017,694
†HubSpot	6,700	405,685
†IDEXX Laboratories	10,500	1,623,405
†Illumina	2,100	358,344
†Incyte	8,200	1,096,094
†Inphi	3,000	146,460
Intel	21,500	775,505
Intercontinental Exchange	20,600	1,233,322
International Paper	10,700	543,346
Intuit	6,600	765,534
†Intuitive Surgical	280	214,612
†Ionis Pharmaceuticals	18,820	756,564
†iRhythm Technologies	1,000	37,600
John Wiley & Sons Class A	43,700	2,351,060
Johnson & Johnson	49,900	6,215,045
Johnson Controls International	117,582	4,952,554
JPMorgan Chase & Co.	99,580	8,747,107

LVIP Franklin Templeton Global Equity Managed Volatility Fund–3

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States (continued)
Kinder Morgan	47,390	$1,030,259
KLA-Tencor	2,000	190,140
†KLX	3,200	143,040
†Knowles	163,530	3,098,893
Lam Research	9,500	1,219,420
Leggett & Platt	22,520	1,133,206
†Liberty Broadband Class A	8,300	706,247
†Liberty Broadband Class C	3,400	293,760
†Liberty Expedia Holdings Class A	6,080	276,518
†Liberty Ventures Class A	9,120	405,658
†MACOM Technology Solutions Holdings	6,800	328,440
Marathon Oil	42,903	677,867
MarketAxess Holdings	2,600	487,474
Mastercard Class A	27,500	3,092,925
Matthews International Class A	34,000	2,300,100
McCormick & Co Non-Voting Shares	23,900	2,331,445
McDonald’s	25,300	3,279,133
Medtronic	129,120	10,401,907
Merck & Co.	26,060	1,655,852
MetLife	14,210	750,572
Microsoft	323,830	21,327,444
Monolithic Power Systems	5,300	488,130
Monsanto	7,470	845,604
Moody’s	8,000	896,320
Morgan Stanley	48,870	2,093,591
MSCI	4,100	398,479
†MuleSoft Class A	1,900	46,227
†Netflix	5,300	783,393
†Neurocrine Biosciences	2,700	116,910
†Nevro	3,400	318,580
NIKE Class B	67,200	3,745,056
Nucor	25,300	1,510,916
NVIDIA	9,500	1,034,835
Occidental Petroleum	30,600	1,938,816
Oracle	199,610	8,904,602
Pentair	89,100	5,593,698
PepsiCo	43,960	4,917,366
Perrigo	28,900	1,918,671
Pfizer	108,840	3,723,416
Philip Morris International	3,040	343,216
Pioneer Natural Resources	1,400	260,722
PNC Financial Services Group	10,110	1,215,626
Praxair	57,400	6,807,640
†Priceline Group	850	1,512,975
Procter & Gamble	45,700	4,106,145
†PTC	1,000	52,550
†Q2 Holdings	800	27,880
Raytheon	6,700	1,021,750
†Regeneron Pharmaceuticals	2,800	1,085,028
Reynolds American	15,030	947,191
†Rite Aid	42,585	180,986

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States (continued)
Rockwell Automation	700	$108,997
Rockwell Collins	28,840	2,802,094
Roper Technologies	48,300	9,973,467
Ross Stores	63,500	4,182,745
†salesforce.com	23,000	1,897,270
†SBA Communications	8,200	987,034
Schlumberger	54,400	4,248,640
†ServiceNow	13,800	1,207,086
†Snap Class A	2,610	58,803
†Splunk	3,000	186,870
†Square Class A	3,000	51,840
Stanley Black & Decker	32,150	4,271,771
Stryker	72,468	9,540,412
Symantec	43,687	1,340,317
Target	51,100	2,820,209
†TESARO	5,500	846,285
†Tesla	600	166,980
Texas Instruments	78,250	6,303,820
Thermo Fisher Scientific	5,500	844,800
Tiffany & Co.	47,600	4,536,280
Time Warner	16,990	1,660,093
Twenty-First Century Fox Class A	123,030	3,984,942
†Twilio Class A	2,800	80,836
†Tyler Technologies	2,000	309,120
†Ultimate Software Group	4,400	858,924
United Parcel Service Class B	29,800	3,197,540
United Technologies	60,400	6,777,484
UnitedHealth Group	9,800	1,607,298
†Veeva Systems Class A	16,600	851,248
†Versum Materials	23,500	719,100
Visa Class A	32,110	2,853,616
Voya Financial	120,040	4,556,718
Walgreens Boots Alliance	106,010	8,804,131
Wal-Mart Stores	43,700	3,149,896
†Waters	2,700	422,037
Wells Fargo & Co.	25,110	1,397,623
West Pharmaceutical Services	36,600	2,986,926
Williams	22,838	675,776
†Workday Class A	5,500	458,040
WW Grainger	8,900	2,071,564
Xilinx	6,100	353,129
XL Group	28,600	1,139,996
Yum Brands	37,330	2,385,387
†Zendesk	8,200	229,928

		492,559,268

Total Common Stock (Cost $650,078,772)		811,280,853

LVIP Franklin Templeton Global Equity Managed Volatility Fund–4

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS–0.14%
Health Care Providers & Services–0.02%
Community Health Systems
6.875% 2/1/22	142,000	$122,653
7.125% 7/15/20	93,000	85,560

		208,213

Pharmaceuticals–0.06%
Valeant Pharmaceuticals International
#144A 5.375% 3/15/20	15,000	13,481
#144A 5.625% 12/1/21	37,000	29,970
#144A 6.75% 8/15/21	55,000	47,713
#144A 7.25% 7/15/22	27,000	23,153
#VPI Escrow 144A 6.375% 10/15/20	343,000	312,130
#VPII Escrow 144A 7.50% 7/15/21	83,000	73,040

		499,487

Software–0.06%
Veritas US
#144A 7.50% 2/1/23	200,000	211,500
#144A 10.50% 2/1/24	280,000	297,500

		509,000

Total Corporate Bonds (Cost $1,093,285)		1,216,700

«LOAN AGREEMENT–0.02%
Veritas US Tranche B1, 1st Lien 6.772% 1/27/23	219,343	218,018

Total Loan Agreement (Cost $189,083)		218,018

	Number of Shares	Value (U.S. $)

PREFERRED STOCK–0.10%
Volkswagen 1.57%	6,300	$918,067

Total Preferred Stock (Cost $691,703)		918,067

MONEY MARKET FUND–8.01%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	72,014,000	72,014,000

Total Money Market Fund (Cost $72,014,000)		72,014,000

	Principal Amount°
SHORT-TERM INVESTMENTS–0.87%
≠Discount Note–0.76%
Federal Home Loan Bank Discount Notes 0.45% 4/3/17	6,845,000	6,844,829

		6,844,829

≠U.S. Treasury Obligation–0.11%
U.S. Treasury Bill 0.617% 8/10/17	1,000,000	997,187

		997,187

Total Short Term Investments (Cost $7,842,582)		7,842,016

TOTAL VALUE OF SECURITIES–99.35% (Cost $731,909,425)	893,489,654
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.65%	5,876,907

NET ASSETS APPLICABLE TO 28,135,459 SHARES OUTSTANDING–100.00%	$899,366,561

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2017, the aggregate value of Rule 144A securities was $3,562,414, which represents 0.40% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

†	Non-income producing for the period.

«	Includes $557,232 cash and $2,246,266 foreign currencies collateral held at broker for futures contracts as of March 31, 2017.

≠	The rate shown is the effective yield at the time of purchase.

«

Loan agreements generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at March 31, 2017.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

LVIP Franklin Templeton Global Equity Managed Volatility Fund–5

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2017:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	EUR	(95,362)	USD	101,723	4/18/17	$(90)
BAML	JPY	(689,203)	USD	6,252	4/24/17	56
BNYM	JPY	(3,485,430)	USD	31,191	4/4/17	(119)
HSBC	CAD	9,666	USD	(7,237)	4/3/17	32
HSBC	EUR	(8,067)	USD	8,652	4/3/17	46
HSBC	EUR	(158,106)	USD	168,921	4/18/17	119
HSBC	GBP	(5,705,507)	USD	7,125,323	5/23/17	(32,064)
HSBC	JPY	(16,001,558)	USD	144,386	4/24/17	519
HSBC	KRW	(1,390,491,888)	USD	1,215,356	5/12/17	(29,443)
SHB	GBP	(1,028)	USD	1,290	4/4/17	1
SSB	EUR	(11,779,911)	USD	12,489,967	4/18/17	(86,918)
SSB	JPY	854,570	USD	(7,597)	4/24/17	86
UBS	EUR	(112,844)	USD	120,699	4/18/17	224
UBS	JPY	(21,561,281)	USD	191,084	4/24/17	(2,763)
UBS	KRW	(382,258,112)	USD	332,719	5/12/17	(9,486)

Total						$(159,800)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
Currency Contracts:
78	British Pound	$5,946,497	$6,121,050	6/20/17	$174,553
72	Euro	9,535,266	9,649,800	6/20/17	114,534
59	Japanese Yen	6,465,471	6,645,982	6/20/17	180,511

					469,598

Equity Contracts:
237	E-mini S&P 500 Index	27,993,100	27,956,520	6/17/17	(36,580)
36	E-mini S&P MidCap 400 Index	6,163,507	6,185,520	6/19/17	22,013
296	Euro STOXX 50 Index	10,531,848	10,818,376	6/19/17	286,528
70	FTSE 100 Index	6,402,730	6,380,832	6/19/17	(21,898)
43	Nikkei 225 Index (OSE)	7,430,120	7,303,781	6/9/17	(126,339)

					123,724

Total					$593,322

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amount disclosed in the financial statements. The foreign currency exchange contracts and notional values presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP Franklin Templeton Global Equity Managed Volatility Fund–6

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Schedule of Investments (continued)

Summary of Abbreviations:

ADR–American Depositary Receipt

BAML–Bank of America Merrill Lynch

BNYM–Bank of New York Mellon

CAD–Canadian Dollar

EUR–Euro

FTSE–Financial Times Stock Exchange

GBP–British Pound Sterling

HSBC–Hong Kong Shanghai Bank

JPY–Japanese Yen

KRW–South Korean Won

NVDR–Non-Voting Depository Receipt

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

SHB–Svenska Handelsbanken

SSB–State Street Bank

USD–United States Dollar

See accompanying notes.

LVIP Franklin Templeton Global Equity Managed Volatility Fund–7

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Franklin Templeton Global Equity Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. U.S. government securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between their bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement price. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$731,909,425

Aggregate unrealized appreciation	$198,196,002
Aggregate unrealized depreciation	(36,615,773)

Net unrealized appreciation	$161,580,229

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Franklin Templeton Global Equity Managed Volatility Fund–8

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Total
Investments:

Assets:
Common Stock	$811,280,853	$—	$811,280,853
Corporate Bonds	—	1,216,700	1,216,700
Loan Agreement	—	218,018	218,018
Preferred Stock	918,067	—	918,067
Money Market Fund	72,014,000	—	72,014,000
Short-Term Investments	—	7,842,016	7,842,016

Total Investments	$884,212,920	$9,276,734	$893,489,654

Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$1,083	$1,083

Futures Contracts	$778,139	$—	$778,139

Liabilities:
Foreign Currency Exchange Contracts	$—	$(160,883)	$(160,883)

Futures Contracts	$(184,817)	$—	$(184,817)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. International fair value pricing was not utilized at March 31, 2017. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP Franklin Templeton Global Equity Managed Volatility Fund–9

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–100.16%
Equity Funds–36.40%
²Franklin Growth Fund	16,661	$1,382,695
²† Franklin Strategic Series–Franklin Growth Opportunities Fund	20,195	736,309
✢Franklin Templeton Variable Insurance Products Trust– Franklin Rising Dividends VIP Fund	51,586	1,381,464
†Franklin Small Cap Value VIP Fund	67,877	1,347,352

		4,847,820

Fixed Income Funds–42.52%
²Franklin Total Return Fund	187,927	1,832,288
†iShares Barclays TIPS Bond ETF	5,300	607,645
iShares Core U.S. Aggregate Bond ETF	29,715	3,223,780

		5,663,713

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Fund–19.10%
²Franklin Mutual Global Discovery Fund	78,211	$2,543,420

		2,543,420

Money Market Fund–2.14%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	285,210	285,210

		285,210

Total Investment Companies (Cost $13,042,823)		13,340,163

TOTAL VALUE OF SECURITIES–100.16% (Cost $13,042,823)	13,340,163
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.16%)	(21,539)

NET ASSETS APPLICABLE TO 1,364,266 SHARES OUTSTANDING–100.00%	$13,318,624

²	Class R-6 shares.
†	Non-income producing for the period.
✢	Class 1 shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

TIPS–Treasury Inflation-Protected Securities

See accompanying notes.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–1

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Franklin Templeton Multi-Asset Opportunities Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETFs”), and mutual funds that are advised by unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in money market funds have a stable NAV.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$13,042,823

Aggregate unrealized appreciation	$337,308
Aggregate unrealized depreciation	(39,968)

Net unrealized appreciation	$297,340

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:

Assets:
Investment Companies	$13,340,163

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–2

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Notes (continued)

3. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–3

LVIP Franklin Templeton Value Managed Volatility Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–9.28%
Equity Fund–9.28%
✢Franklin Templeton Variable Insurance Products Trust– Franklin Growth & Income VIP Fund	1,744,888	$28,877,901

Total Affiliated Investment (Cost $26,027,610)		28,877,901

UNAFFILIATED INVESTMENTS–90.54%
Equity Funds–83.75%
✢Franklin Templeton Variable Insurance Products Trust–
Franklin Income VIP Fund	5,321,195	87,374,017
Franklin Rising Dividends VIP Fund	1,087,507	29,123,437
Mutual Shares VIP Fund	6,800,965	144,112,442

		260,609,896

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
Money Market Fund–6.79%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	21,133,222	$21,133,222

		21,133,222

Total Unaffiliated Investments (Cost $259,415,039)		281,743,118

TOTAL VALUE OF SECURITIES–99.82% (Cost $285,442,649)	310,621,019
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.18%	557,446

NET ASSETS APPLICABLE TO 30,221,355 SHARES OUTSTANDING–100.00%	$311,178,465

✢	Class 1 shares.

«	Includes $463,905 cash collateral and $246,671 foreign currencies collateral held at broker for futures contracts as of March 31, 2017.

The following futures contracts were outstanding at March 31, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
Currency Contracts:
10	British Pound	$762,371	$784,750	6/20/17	$22,379
10	Euro	1,324,343	1,340,250	6/20/17	15,907
9	Japanese Yen	986,258	1,013,793	6/20/17	27,535

					65,821

Equity Contracts:
98	E-mini S&P 500 Index	11,591,737	11,560,080	6/17/17	(31,657)
6	E-mini S&P MidCap 400 Index	1,027,264	1,030,920	6/19/17	3,656
39	Euro STOXX 50 Index	1,383,343	1,425,394	6/19/17	42,051
9	FTSE 100 Index	823,208	820,393	6/19/17	(2,815)
5	Nikkei 225 Index (OSE)	863,968	849,277	6/9/17	(14,691)

					(3,456)

Total					$62,365

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes.

LVIP Franklin Templeton Value Managed Volatility Fund–1

LVIP Franklin Templeton Value Managed Volatility Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)– LVIP Franklin Templeton Value Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily series of The Franklin Templeton Variable Insurance Products Trust (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$285,442,649

Aggregate unrealized appreciation	$25,178,370
Aggregate unrealized depreciation	—

Net unrealized appreciation	$25,178,370

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:

Assets:
Affiliated Investment	$28,877,901
Unaffiliated Investments	281,743,118

Total Investments	$310,621,019

Derivatives:

Assets:
Futures Contracts	$111,528

Liabilities:
Futures Contracts	$(49,163)

There were no Level 3 investments at the beginning or end of the period.

LVIP Franklin Templeton Value Managed Volatility Fund–2

LVIP Franklin Templeton Value Managed Volatility Fund

Notes (continued)

2. Investments (continued)

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Transactions With Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby a Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/17	Dividends	Capital Gain Distributions
Franklin Templeton Variable Insurance Products Trust - Franklin Growth and Income VIP Fund - Class 1	$26,030,554	$2,043,661	$177,214	$(1,521)	$982,421	$28,877,901	$—	$—

4. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP Franklin Templeton Value Managed Volatility Fund–3

LVIP Global Conservative Allocation Managed Risk Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–91.70%
Equity Funds–25.10%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Large Cap 100 Fund	3,723,057	$54,099,745
LVIP SSGA Mid-Cap Index Fund	3,427,767	40,896,688
LVIP SSGA S&P 500 Index Fund	11,501,726	189,755,474
LVIP SSGA Small-Cap Index Fund	934,740	27,524,339
LVIP T. Rowe Price Growth Stock Fund	1,114,663	41,141,085

		353,417,331

Fixed Income Funds–55.72%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	4,005,014	40,871,171
LVIP Delaware Bond Fund	22,441,124	303,987,468
LVIP JPMorgan High Yield Fund	7,408,543	81,656,955
LVIP PIMCO Low Duration Bond Fund	6,732,555	67,891,082
LVIP SSGA Bond Index Fund	6,083,087	68,361,733
LVIP Western Asset Core Bond Fund	22,855,050	221,762,547

		784,530,956

International Equity Funds–8.93%
*Lincoln Variable Insurance Products Trust–
LVIP MFS International Growth Fund	1,896,222	28,012,883
LVIP Mondrian International Value Fund	2,532,347	41,902,746
LVIP SSGA Developed International 150 Fund	1,646,318	13,822,482
LVIP SSGA International Index Fund	4,785,353	41,900,555

		125,638,666

International Fixed Income Fund–1.95%
*Lincoln Variable Insurance Products Trust– †LVIP Global Income Fund	2,468,443	27,424,407

		27,424,407

Total Affiliated Investments (Cost $1,144,720,105)		1,291,011,360

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS–8.33%
Commodity Fund–0.97%
**PIMCO Variable Insurance Products Trust– PIMCO CommodityRealReturn Strategy Portfolio	1,953,681	$13,656,227

		13,656,227

Equity Fund–1.94%
XFidelity® Variable Life Insurance Products– Fidelity VIP Mid Cap Portfolio	792,987	27,270,833

		27,270,833

Fixed Income Fund–1.51%
²American Funds®– American Funds Mortgage Fund	2,109,511	21,306,062

		21,306,062

International Equity Fund–1.00%
iShares MSCI Emerging Markets ETF	357,681	14,089,055

		14,089,055

Money Market Fund–2.91%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	41,046,811	41,046,811

		41,046,811

Total Unaffiliated Investments (Cost $112,802,270)		117,368,988

TOTAL VALUE OF SECURITIES–100.03% (Cost $1,257,522,375)	1,408,380,348
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(461,238)

NET ASSETS APPLICABLE TO 102,650,733 SHARES OUTSTANDING–100.00%	$1,407,919,110

²	Class R-6 shares.

†	Non-income producing for the period.

*	Standard Class shares.

**	Institutional Class shares.

X	Initial Class.

LVIP Global Conservative Allocation Managed Risk Fund–1

LVIP Global Conservative Allocation Managed Risk Fund

Schedule of Investments (continued)

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

See accompanying notes.

LVIP Global Conservative Allocation Managed Risk Fund–2

LVIP Global Conservative Allocation Managed Risk Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Conservative Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including in exchange-traded funds (“ETFs”), that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,257,522,375

Aggregate unrealized appreciation	$151,999,258
Aggregate unrealized depreciation	(1,141,285)

Net unrealized appreciation	$150,857,973

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:

Assets:
Affiliated Investments	$1,291,011,360
Unaffiliated Investments	117,368,988

Total Investments	$1,408,380,348

There were no Level 3 investments at the beginning or end of the period.

LVIP Global Conservative Allocation Managed Risk Fund–3

LVIP Global Conservative Allocation Managed Risk Fund

Notes (continued)

2. Investments (continued)

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occured.

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/17	Dividends	Capital Gain Distributions
LVIP BlackRock Inflation Protected Bond Fund	$42,319,915	$809,284	$2,453,241	$(22,280)	$217,493	$40,871,171	$—	$—
LVIP Delaware Bond Fund	393,504,262	—	92,267,058	(3,874,364)	6,624,628	303,987,468	—	—
LVIP Global Income Fund	28,144,559	306,695	1,635,494	(73,314)	681,961	27,424,407	—	—
LVIP JPMorgan High Yield Fund	85,089,466	101,821	5,637,428	(247,942)	2,351,038	81,656,955	—	—
LVIP MFS International Growth Fund	28,347,149	33,941	2,491,929	116,806	2,006,916	28,012,883	—	—
LVIP Mondrian International Value Fund	42,509,488	50,911	3,745,153	(104,729)	3,192,229	41,902,746	—	—
LVIP PIMCO Low Duration Bond Fund	70,538,394	990,031	4,088,736	(696)	452,089	67,891,082	—	—
LVIP SSGA Bond Index Fund	70,336,467	1,596,505	4,088,736	(91,700)	609,197	68,361,733	—	—
LVIP SSGA Developed International 150 Fund	13,809,331	21,936	817,747	35,784	773,178	13,822,482	—	—
LVIP SSGA International Index Fund	42,151,919	50,911	3,331,367	197,319	2,831,773	41,900,555	—	—
LVIP SSGA Large Cap 100 Fund	55,411,390	67,881	4,317,534	145,842	2,792,166	54,099,745	—	—
LVIP SSGA Mid-Cap Index Fund	41,879,798	50,911	2,619,990	391,351	1,194,618	40,896,688	—	—
LVIP SSGA S&P 500 Index Fund	197,112,518	237,583	19,191,011	3,536,067	8,060,317	189,755,474	—	—
LVIP SSGA Small-Cap Index Fund	28,082,058	409,950	1,635,494	224,895	442,930	27,524,339	—	—
LVIP T. Rowe Price Growth Stock Fund	41,923,118	50,911	5,373,157	449,877	4,090,336	41,141,085	—	—
LVIP Western Asset Core Bond Fund	148,211,006	103,271,883	32,709,884	(1,225,131)	4,214,673	221,762,547	—	—

Total	$1,329,370,838	$108,051,154	$186,403,959	$(542,215)	$40,535,542	$1,291,011,360	$—	$—

4. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP Global Conservative Allocation Managed Risk Fund–4

LVIP Global Growth Allocation Managed Risk Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–90.09%
Equity Funds–39.11%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Large Cap 100 Fund	29,083,668	$422,614,783
LVIP SSGA Mid-Cap Index Fund	42,832,566	511,035,344
LVIP SSGA S&P 500 Index Fund	118,051,735	1,947,617,522
LVIP SSGA Small-Cap Index Fund	8,760,117	257,950,419
LVIP T. Rowe Price Growth Stock Fund	6,963,746	257,024,908
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	3,699,333	85,439,805

		3,481,682,781

Fixed Income Funds–27.59%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	16,681,637	170,236,101
LVIP Delaware Bond Fund	69,829,353	945,908,418
LVIP JPMorgan High Yield Fund	23,145,376	255,108,338
LVIP PIMCO Low Duration Bond Fund	33,650,650	339,333,156
LVIP SSGA Bond Index Fund	22,803,800	256,269,102
LVIP Western Asset Core Bond Fund	50,376,613	488,804,277

		2,455,659,392

International Equity Funds–21.46%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	18,810,852	171,893,569
LVIP MFS International Growth Fund	17,767,782	262,483,438
LVIP Mondrian International Value Fund	15,819,750	261,769,410
LVIP SSGA Developed International 150 Fund	30,855,460	259,062,443
LVIP SSGA Emerging Markets 100 Fund	18,514,240	169,423,806
LVIP SSGA International Index Fund	89,700,399	785,416,692

		1,910,049,358

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS (continued)
International Fixed Income Fund–1.93%
*Lincoln Variable Insurance Products Trust– †LVIP Global Income Fund	15,422,274	$171,341,459

		171,341,459

Total Affiliated Investments (Cost $6,858,786,342)		8,018,732,990

UNAFFILIATED INVESTMENTS–9.91%
Commodity Fund–0.96%
**PIMCO Variable Insurance Products Trust– PIMCO CommodityRealReturn Strategy Portfolio	12,207,777	85,332,359

		85,332,359

Equity Fund–1.91%
XFidelity® Variable Life Insurance Products– Fidelity VIP Mid Cap Portfolio	4,954,362	170,380,508

		170,380,508

Fixed Income Fund–0.20%
²American Funds®– American Funds Mortgage Fund	1,723,439	17,406,736

		17,406,736

International Equity Fund–2.96%
iShares MSCI Emerging Markets ETF	6,701,236	263,961,686

		263,961,686

Money Market Fund–3.88%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	345,173,052	345,173,052

		345,173,052

Total Unaffiliated Investments (Cost $874,866,691)		882,254,341

TOTAL VALUE OF SECURITIES–100.00% (Cost $7,733,653,033)	8,900,987,331
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.00%	237,206

NET ASSETS APPLICABLE TO 652,829,123 SHARES OUTSTANDING–100.00%	$8,901,224,537

²	Class R-6 shares.

†	Non-income producing for the period.

*	Standard Class shares.

**	Institutional Class shares.

X	Initial Class.

LVIP Global Growth Allocation Managed Risk Fund–1

LVIP Global Growth Allocation Managed Risk Fund

Schedule of Investments (continued)

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

S&P–Standard & Poor’s

See accompanying notes.

LVIP Global Growth Allocation Managed Risk Fund–2

LVIP Global Growth Allocation Managed Risk Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Growth Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including in exchange-traded funds (“ETFs”), that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$7,733,653,033

Aggregate unrealized appreciation	$1,206,635,119
Aggregate unrealized depreciation	(39,300,821)

Net unrealized appreciation	$1,167,334,298

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:

Assets:
Affiliated Investments	$8,018,732,990
Unaffiliated Investments	882,254,341

Total Investments	$8,900,987,331

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occured.

LVIP Global Growth Allocation Managed Risk Fund–3

LVIP Global Growth Allocation Managed Risk Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affilated investments of the Fund and the corresponding investment activity for the period ended March 31, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/17	Dividends	Capital Gain Distributions
LVIP BlackRock Inflation Protected Bond Fund	$171,069,884	$5,238,859	$6,885,144	$(189,812)	$1,002,314	$170,236,101	$—	$—
LVIP Clarion Global Real Estate Fund	171,874,787	4,646,832	6,885,144	(82,180)	2,339,274	171,893,569	—	—
LVIP Delaware Bond Fund	1,010,456,991	—	73,441,430	(3,300,008)	12,192,865	945,908,418	—	—
LVIP Global Income Fund	170,650,674	3,799,177	6,885,145	(326,285)	4,103,038	171,341,459	—	—
LVIP JPMorgan High Yield Fund	257,960,741	1,016,216	10,327,717	(538,618)	6,997,716	255,108,338	—	—
LVIP MFS International Growth Fund	257,463,723	224,594	14,780,929	726,019	18,850,031	262,483,438	—	—
LVIP Mondrian International Value Fund	257,753,024	224,594	15,216,369	(2,041,005)	21,049,166	261,769,410	—	—
LVIP PIMCO Low Duration Bond Fund	342,160,408	8,712,060	13,770,289	2,458	2,228,519	339,333,156	—	—
LVIP SSGA Bond Index Fund	255,896,301	8,760,927	10,327,718	(268,071)	2,207,663	256,269,102	—	—
LVIP SSGA Developed International 150 Fund	251,196,128	3,318,230	10,327,717	101,158	14,774,644	259,062,443	—	—
LVIP SSGA Emerging Markets 100 Fund	166,127,911	149,729	15,082,271	(426,168)	18,654,605	169,423,806	—	—
LVIP SSGA International Index Fund	852,841,433	709,818	127,768,034	(6,530,881)	66,164,356	785,416,692	—	—
LVIP SSGA Large Cap 100 Fund	335,956,251	83,227,533	14,501,524	537,669	17,394,854	422,614,783	—	—
LVIP SSGA Mid-Cap Index Fund	507,792,448	4,493,135	20,655,435	2,463,962	16,941,234	511,035,344	—	—
LVIP SSGA S&P 500 Index Fund	1,963,412,109	1,721,886	133,959,625	33,668,835	82,774,317	1,947,617,522	—	—
LVIP SSGA Small-Cap Index Fund	255,371,064	6,733,348	10,327,717	1,066,317	5,107,407	257,950,419	—	—
LVIP T. Rowe Price Growth Stock Fund	254,194,161	224,594	25,183,014	2,128,236	25,660,931	257,024,908	—	—
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	84,014,113	74,865	4,747,450	307,125	5,791,152	85,439,805	—	—
LVIP Western Asset Core Bond Fund	422,807,289	118,330,990	58,523,731	(2,180,602)	8,370,331	488,804,277	—	—

Total	$7,988,999,440	$251,607,387	$579,596,403	$25,118,149	$332,604,417	$8,018,732,990	$—	$—

4. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP Global Growth Allocation Managed Risk Fund–4

LVIP Global Moderate Allocation Managed Risk Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–90.03%
Equity Funds–35.33%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Large Cap 100 Fund	23,446,181	$340,696,455
LVIP SSGA Mid-Cap Index Fund	23,025,740	274,720,108
LVIP SSGA S&P 500 Index Fund	78,639,093	1,297,387,756
LVIP SSGA Small-Cap Index Fund	7,063,748	207,999,126
LVIP T. Rowe Price Growth Stock Fund	7,487,204	276,345,200
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	5,966,069	137,792,328

		2,534,940,973

Fixed Income Funds–37.13%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	20,177,409	205,910,458
LVIP Delaware Bond Fund	66,486,903	900,631,583
LVIP JPMorgan High Yield Fund	18,663,460	205,708,653
LVIP PIMCO Low Duration Bond Fund	33,918,851	342,037,694
LVIP SSGA Bond Index Fund	36,776,406	413,293,252
LVIP Western Asset Core Bond Fund	61,425,364	596,010,310

		2,663,591,950

International Equity Funds–15.64%
*Lincoln Variable Insurance Products Trust–
LVIP MFS International Growth Fund	23,879,004	352,764,519
LVIP Mondrian International Value Fund	12,756,349	211,079,300
LVIP SSGA Developed International 150 Fund	24,880,327	208,895,230
LVIP SSGA Emerging Markets 100 Fund	7,463,662	68,299,971
LVIP SSGA International Index Fund	32,140,501	281,422,228

		1,122,461,248

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS (continued)
International Fixed Income Fund–1.93%
*Lincoln Variable Insurance Products Trust– †LVIP Global Income Fund	12,435,971	$138,163,638

		138,163,638

Total Affiliated Investments (Cost $5,546,691,746)		6,459,157,809

UNAFFILIATED INVESTMENTS–10.00%
Commodity Fund–0.96%
**PIMCO Variable Insurance Products Trust– PIMCO CommodityRealReturn Strategy Portfolio	9,843,653	68,807,132

		68,807,132

Equity Fund–1.92%
XFidelity® Variable Life Insurance Products– Fidelity VIP Mid Cap Portfolio	3,999,195	137,532,304

		137,532,304

Fixed Income Fund–0.26%
²American Funds®– American Funds Mortgage Fund	1,855,926	18,744,855

		18,744,855

International Equity Fund–2.96%
iShares MSCI Emerging Markets ETF	5,403,298	212,835,908

		212,835,908

Money Market Fund–3.90%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	279,604,055	279,604,055

		279,604,055

Total Unaffiliated Investments (Cost $720,109,058)		717,524,254

TOTAL VALUE OF SECURITIES–100.03% (Cost $6,266,800,804)	7,176,682,063
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(2,010,431)

NET ASSETS APPLICABLE TO 510,663,244 SHARES OUTSTANDING–100.00%	$7,174,671,632

²	Class R-6 shares.

†	Non-income producing for the period.

*	Standard Class shares.

**	Institutional Class shares.

X	Initial Class.

LVIP Global Moderate Allocation Managed Risk Fund–1

LVIP Global Moderate Allocation Managed Risk Fund

Schedule of Investments (continued)

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

See accompanying notes.

LVIP Global Moderate Allocation Managed Risk Fund–2

LVIP Global Moderate Allocation Managed Risk Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Moderate Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including in exchange-traded funds (“ETFs”), that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$6,266,800,804

Aggregate unrealized appreciation	$938,327,577
Aggregate unrealized depreciation	(28,446,318)

Net unrealized appreciation	$909,881,259

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:

Assets:
Affiliated Investments	$6,459,157,809
Unaffiliated Investments	717,524,254

Total Investments	$7,176,682,063

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occured.

LVIP Global Moderate Allocation Managed Risk Fund–3

LVIP Global Moderate Allocation Managed Risk Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETF’s). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/17	Dividends	Capital Gain Distributions
LVIP BlackRock Inflation Protected Bond Fund	$207,604,826	$5,852,262	$8,527,205	$(314,772)	$1,295,347	$205,910,458	$—	$—
LVIP Delaware Bond Fund	1,027,072,959	—	134,806,859	(5,814,382)	14,179,865	900,631,583	—	—
LVIP Global Income Fund	138,064,417	2,739,178	5,684,803	(271,808)	3,316,654	138,163,638	—	—
LVIP JPMorgan High Yield Fund	208,703,183	397,600	8,607,029	(489,072)	5,703,971	205,708,653	—	—
LVIP MFS International Growth Fund	347,659,626	662,667	21,930,927	1,029,640	25,343,513	352,764,519	—	—
LVIP Mondrian International Value Fund	208,532,310	397,600	13,199,604	(1,730,188)	17,079,182	211,079,300	—	—
LVIP PIMCO Low Duration Bond Fund	346,029,728	7,969,734	14,212,009	12	2,250,229	342,037,694	—	—
LVIP SSGA Bond Index Fund	414,059,489	13,170,233	17,054,410	(612,654)	3,730,594	413,293,252	—	—
LVIP SSGA Developed International 150 Fund	203,228,217	2,177,234	8,527,205	(1,038,708)	13,055,692	208,895,230	—	—
LVIP SSGA Emerging Markets 100 Fund	67,447,570	132,533	6,666,068	282,389	7,103,547	68,299,971	—	—
LVIP SSGA International Index Fund	275,985,377	530,134	15,155,128	262,628	19,799,217	281,422,228	—	—
LVIP SSGA Large Cap 100 Fund	339,763,066	662,667	17,862,391	979,935	17,153,178	340,696,455	—	—
LVIP SSGA Mid-Cap Index Fund	273,898,903	1,739,735	11,369,607	1,463,079	8,987,998	274,720,108	—	—
LVIP SSGA S&P 500 Index Fund	1,312,242,434	2,518,136	95,142,670	22,998,842	54,771,014	1,297,387,756	—	—
LVIP SSGA Small-Cap Index Fund	206,623,957	4,926,693	8,527,205	951,475	4,024,206	207,999,126	—	—
LVIP T. Rowe Price Growth Stock Fund	274,206,203	530,134	28,342,842	1,859,049	28,092,656	276,345,200	—	—
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	135,945,182	265,066	8,274,001	80,348	9,775,733	137,792,328	—	—
LVIP Western Asset Core Bond Fund	542,077,272	111,352,920	64,801,381	(2,434,376)	9,815,875	596,010,310	—	—

Total	$6,529,144,719	$156,024,526	$488,691,344	$17,201,437	$245,478,471	$6,459,157,809	$—	$—

4. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP Global Moderate Allocation Managed Risk Fund–4

LVIP Global Income Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.67%
Freddie Mac Structured Agency Credit Risk Debt Notes
•Series 2014-DN1 M2 3.182% 2/25/24	250,000	$257,125
•Series 2014-DN3 M3 4.982% 8/25/24	250,000	267,070
•Series 2015-DN1 M3 5.132% 1/25/25	600,000	639,843
•Series 2015-DNA2 M2 3.582% 12/25/27	801,258	820,720
•Series 2015-DNA2 M3 4.882% 12/25/27	250,000	271,708
•Series 2015-DNA3 M2 3.832% 4/25/28	845,579	877,249
•Series 2015-HQ1 M3 4.782% 3/25/25	610,000	656,128
•Series 2015-HQA1 M2 3.632% 3/25/28	1,123,396	1,151,128
•Series 2015-HQA2 M2 3.782% 5/25/28	855,667	882,178
•Series 2016-HQA1 M2 3.732% 9/25/28	500,000	520,195
•Series 2016-HQA2 M2 3.232% 11/25/28	275,000	283,627
•Series 2016-HQA3 M2 2.332% 3/25/29	250,000	251,706

Total Agency Collateralized Mortgage Obligations (Cost $6,775,977)		6,878,677

AGENCY MORTGAGE-BACKED SECURITIES–0.37%
Fannie Mae ARM
•2.25% 4/1/38	17,927	19,132
•2.541% 4/1/38	160,695	168,149
•2.551% 9/1/34	119,731	126,625
•2.59% 10/1/37	27,882	29,145
•2.625% 10/1/32	61,743	65,166
•2.705% 9/1/33	103,905	109,997
•2.72% 6/1/35	663,410	699,503
•2.776% 7/1/34	36,802	38,608
•2.787% 11/1/34	37,462	38,986
•2.789% 4/1/34	151,713	160,265
•2.794% 11/1/37	50,092	52,558
•2.805% 10/1/35	289,936	300,948
•2.834% 9/1/33	157,853	165,679
•2.963% 5/1/36	9,903	10,463
•3.049% 5/1/38	108,892	116,039
•3.074% 6/1/36	39,786	42,388
•3.149% 8/1/36	43,560	46,515
•3.275% 2/1/35	17,746	18,684
•3.398% 1/1/37	7,381	7,801
•3.468% 1/1/37	115,427	122,446
•3.495% 3/1/35	60,212	63,900

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac ARM
•2.75% 10/1/34	27,850	$29,456
•2.785% 1/1/35	146,085	154,510
•2.831% 1/1/36	26,450	27,524
•2.921% 1/1/35	156,371	165,252
•2.946% 11/1/33	16,091	17,060
•2.949% 8/1/31	26,060	27,509
•2.95% 7/1/36	69,137	71,640
•2.972% 3/1/34	17,137	18,057
•3.037% 4/1/30	57,521	60,121
•3.049% 5/1/38	308,514	326,654
•3.136% 4/1/38	354,002	375,848
•3.313% 5/1/38	70,850	74,940
•3.575% 11/1/36	20,533	22,104

Total Agency Mortgage-Backed Securities (Cost $3,714,822)		3,773,672

ΔCORPORATE BONDS–6.33%
Australia–0.27%
#BlueScope Steel Finance 144A 6.50% 5/15/21	200,000	210,500
National Australia Bank 1.875% 7/23/18	600,000	602,285
Westpac Banking
#144A 2.10% 2/25/21	1,500,000	1,488,630
#144A 2.25% 11/9/20	500,000	500,571

		2,801,986

Canada–0.15%
Canadian Natural Resources 1.75% 1/15/18	500,000	499,991
CNOOC Nexen Finance 2014 1.625% 4/30/17	300,000	300,072
Royal Bank of Canada 2.10% 10/14/20	500,000	498,318
#Valeant Pharmaceuticals International 144A 5.375% 3/15/20	250,000	224,688

		1,523,069

Cayman Islands–0.14%
Alibaba Group Holding 2.50% 11/28/19	600,000	603,282
#Hutchison Whampoa International 14 144A 1.625% 10/31/17	500,000	499,838
#Park Aerospace Holdings 144A 5.25% 8/15/22	200,000	208,750
#•Seven & Seven 144A 2.43% 9/11/19	150,000	149,020

		1,460,890

LVIP Global Income Fund–1

LVIP Global Income Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

ΔCORPORATE BONDS (continued)
China–0.16%
#Export-Import Bank of China 144A 2.50% 7/31/19		1,000,000	$1,008,867
Industrial & Commercial Bank of China 3.231% 11/13/19		600,000	612,247

			1,621,114

France–0.11%
#Electricite de France 144A 2.15% 1/22/19		1,000,000	1,001,413
Veolia Environnement 4.625% 3/30/27	EUR	100,000	139,159

			1,140,572

Germany–0.12%
•Deutsche Bank 2.362% 8/20/20		600,000	603,293
#Norddeutsche Landesbank Girozentrale 144A 2.00% 2/5/19		600,000	602,380

			1,205,673

Italy–0.29%
Banca Monte dei Paschi di Siena 2.875% 4/16/21	EUR	600,000	685,753
Intesa Sanpaolo
•0.70% 5/18/17	EUR	200,000	213,391
3.875% 1/16/18		700,000	709,579
3.875% 1/15/19		500,000	512,079
•UniCredit 0.629% 4/10/17	EUR	300,000	320,080
Unione di Banche Italiane 2.875% 2/18/19	EUR	500,000	560,363

			3,001,245

Luxembourg–0.06%
Actavis Funding 2.35% 3/12/18		600,000	602,755

			602,755

Mexico–0.04%
Coca-Cola Femsa 2.375% 11/26/18		400,000	402,629

			402,629

Netherlands–0.05%
#•ING Bank 144A 1.838% 10/1/19		500,000	501,676

			501,676

Portugal–0.02%
Banco Comercial Portugues 4.75% 6/22/17	EUR	200,000	215,573

			215,573

Republic of Korea–0.03%
#Woori Bank 144A 4.75% 4/30/24		350,000	362,066

			362,066

		Principal Amount°	Value (U.S. $)

ΔCORPORATE BONDS (continued)
South Africa–0.00%
#¥K2016470219 South Africa 144A PIK 3.00% 12/31/22	ZAR	90,921	$11,670

			11,670

Spain–0.04%
Banco Popular Espanol 1.00% 3/3/22	EUR	400,000	437,928

			437,928

Switzerland–0.06%
•Credit Suisse New York 1.542% 5/26/17		600,000	600,403

			600,403

United Kingdom–0.35%
Delphi Automotive 3.15% 11/19/20		800,000	816,826
Ensco 4.70% 3/15/21		350,000	344,750
HSBC Holdings 3.40% 3/8/21		200,000	204,657
#Imperial Brands Finance 144A 2.95% 7/21/20		600,000	608,123
#Petrofac 144A 3.40% 10/10/18		600,000	605,912
#Sinopec Group Overseas Development 2015 144A 2.50% 4/28/20		700,000	697,361
#State Grid Overseas Investment 2014 144A 2.75% 5/7/19		300,000	303,809

			3,581,438

United States–4.44%
AbbVie 1.80% 5/14/18		800,000	801,119
American Tower
3.30% 2/15/21		500,000	507,467
3.40% 2/15/19		300,000	306,844
•Amgen 1.65% 5/22/19		1,000,000	1,008,262
Anheuser-Busch InBev Finance 2.65% 2/1/21		600,000	605,047
•Apple 1.873% 2/22/19		400,000	406,173
AT&T 2.45% 6/30/20		700,000	700,491
Bank of America
•2.063% 1/15/19		1,000,000	1,012,385
2.65% 4/1/19		700,000	709,323
•Bank of New York Mellon 1.912% 8/17/20		500,000	509,252
Beazer Homes USA 5.75% 6/15/19		3,000,000	3,150,000
Becton Dickinson 2.675% 12/15/19		523,000	530,793
#California Resources 144A 8.00% 12/15/22		73,000	59,586
Capital One Bank USA 2.30% 6/5/19		800,000	802,096
CIT Group 5.00% 8/15/22		100,000	104,937

LVIP Global Income Fund–2

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

ΔCORPORATE BONDS (continued)
United States (continued)
Citigroup
•1.779% 4/8/19	200,000	$201,060
2.40% 2/18/20	800,000	803,352
CNH Industrial Capital 3.875% 10/15/21	200,000	200,602
#Diamond 1 Finance 144A 3.48% 6/1/19	400,000	410,097
Dollar General 1.875% 4/15/18	500,000	500,594
Dominion Resources 2.50% 12/1/19	500,000	505,993
Enable Midstream Partners 2.40% 5/15/19	400,000	396,571
Energy Transfer Partners 4.15% 10/1/20	100,000	103,921
EnLink Midstream Partners 2.70% 4/1/19	100,000	100,276
Enterprise Products Operating 2.55% 10/15/19	200,000	201,807
Fiserv 2.70% 6/1/20	600,000	607,235
Ford Motor Credit 3.157% 8/4/20	1,200,000	1,220,540
•Goldman Sachs Group 2.331% 9/15/20	1,600,000	1,623,958
HCA 5.875% 5/1/23	100,000	108,250
•Hewlett Packard Enterprise 3.08% 10/5/18	600,000	612,388
HSBC USA 2.00% 8/7/18	600,000	601,058
#Jackson National Life Global Funding 144A 2.25% 4/29/21	500,000	493,695
JPMorgan Chase & Co.
1.85% 3/22/19	500,000	500,273
2.20% 10/22/19	1,000,000	1,005,223
2.40% 6/7/21	200,000	199,087
Juniper Networks 3.125% 2/26/19	500,000	509,627
KB Home 4.75% 5/15/19	200,000	206,500
Kinder Morgan 3.05% 12/1/19	700,000	712,225
Kinder Morgan Energy Partners 6.85% 2/15/20	800,000	890,890
#Kinder Morgan Finance 144A 6.00% 1/15/18	300,000	309,431
Kraft Heinz Foods
2.00% 7/2/18	500,000	501,396
2.25% 6/5/17	300,000	300,512
Kroger 2.60% 2/1/21	800,000	800,344
Lockheed Martin 1.85% 11/23/18	300,000	300,952
Marriott International 2.875% 3/1/21	800,000	809,572
Maxim Integrated Products 2.50% 11/15/18	1,000,000	1,008,569

	Principal Amount°	Value (U.S. $)

ΔCORPORATE BONDS (continued)
United States (continued)
Metropolitan Life Global Funding I
#144A 1.30% 4/10/17	1,000,000	$1,000,020
#144A 3.875% 4/11/22	300,000	317,070
Morgan Stanley
•1.893% 1/24/19	500,000	504,025
•2.177% 1/27/20	800,000	814,150
Navient
5.50% 1/15/19	200,000	207,700
6.625% 7/26/21	100,000	103,750
#NBCUniversal Enterprise 144A 1.974% 4/15/19	1,000,000	1,002,559
#New York Life Global Funding 144A 2.10% 1/2/19	1,000,000	1,006,167
Pactiv 8.125% 6/15/17	1,000,000	1,013,750
#Pricoa Global Funding I 144A 2.55% 11/24/20	400,000	401,942
Procter & Gamble 1.70% 11/3/21	200,000	196,378
Prologis 2.75% 2/15/19	300,000	304,201
#Protective Life Global Funding 144A 1.722% 4/15/19	300,000	296,867
•Prudential Financial 1.819% 8/15/18	600,000	603,790
PSEG Power 3.00% 6/15/21	500,000	504,430
Regions Financial 2.00% 5/15/18	500,000	499,884
Reynolds American 2.30% 6/12/18	500,000	503,150
Sabine Pass Liquefaction 5.625% 2/1/21	300,000	323,500
Sanchez Energy 7.75% 6/15/21	150,000	148,875
Sempra Energy 2.85% 11/15/20	700,000	708,675
Southern 2.35% 7/1/21	400,000	393,143
#Sprint Communications 144A 9.00% 11/15/18	100,000	109,125
#Sprint Spectrum 144A 3.36% 9/20/21	200,000	200,000
Tenet Healthcare
5.50% 3/1/19	300,000	305,250
#144A 7.50% 1/1/22	100,000	108,250
#TIAA Asset Management Finance 144A 2.95% 11/1/19	300,000	305,126
Time Warner 2.10% 6/1/19	500,000	501,062
Toys R Us 7.375% 10/15/18	475,000	450,063
TransDigm 6.00% 7/15/22	300,000	304,680
United Technologies 4.50% 4/15/20	500,000	538,614
Verizon Communications 2.625% 2/21/20	1,000,000	1,013,109
Viacom 2.75% 12/15/19	600,000	604,763
Walgreens Boots Alliance 1.75% 11/17/17	600,000	600,633

LVIP Global Income Fund–3

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

ΔCORPORATE BONDS (continued)
United States (continued)
Wells Fargo
•1.921% 7/22/20	1,100,000	$1,110,249
2.50% 3/4/21	200,000	199,538
Zimmer Biomet Holdings 2.70% 4/1/20	700,000	705,440

		45,869,701

Total Corporate Bonds (Cost $65,294,769)		65,340,388

MUNICIPAL BONDS–0.07%
Commonwealth of Pennsylvania Series 5.00% 1/15/20	400,000	438,400
State of Texas Series A 5.00% 4/1/21	180,000	204,979
•University of California Series Y-2 1.483% 7/1/41	40,000	40,002

Total Municipal Bonds (Cost $679,283)		683,381

NON-AGENCY ASSET-BACKED SECURITIES–1.60%
•American Express Credit Account Master Trust Series 2008-2 A 2.172% 9/15/20	300,000	303,091
#•American Homes 4 Rent Series 2014-SFR1 A 144A 1.943% 6/17/31	299,506	299,599
#•ARES IIIR/IVR CLO Series 2007-3RA B 144A 1.393% 4/16/21	1,000,000	994,502
#•Carlyle Global Market Strategies CLO Series 2014-4A A1R 144A 2.223% 10/15/26	820,000	820,349
#•Carlyle US CLO Series 2017-1A A1A 144A 2.458% 4/20/31	800,000	802,898
#•Catamaran CLO Series 2014-2A BR 144A 3.974% 10/18/26	606,600	609,643
#•Cent CDO 15 Series 2007-15A A2B 144A 1.46% 3/11/21	1,000,000	970,988
#•Centerline REIT Series 2004-RR3 A2 144A 5.544% 9/21/45	190,295	190,428
•Chase Issuance Trust Series 2014-A5 A5 1.282% 4/15/21	750,000	753,296
Colony American Homes
#•Series 2014-1A A 144A 2.093% 5/17/31	265,971	266,190
#•Series 2014-1A C 144A 2.793% 5/17/31	100,000	100,000
•Conseco Financial Series 1997-3 A7 7.64% 3/15/28	89,033	91,379

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Discover Card Execution Note Trust
•Series 2012-A4 A4 1.282% 11/15/19	1,000,000	$1,000,363
•Series 2013-A6 A6 1.362% 4/15/21	580,000	582,864
•Series 2014-A1 A1 1.342% 7/15/21	800,000	804,256
#•Dryden 34 Senior Loan Fund Series 2014-34A AR 144A 2.318% 10/15/26	800,000	802,898
#•Dryden 38 Senior Loan Fund Series 2015-38A A 144A 2.453% 7/15/27	542,857	544,448
Invitation Homes Trust
#•Series 2014-SFR1 B 144A 2.443% 6/17/31	56,382	56,397
#•Series 2014-SFR2 A 144A 2.013% 9/17/31	393,915	394,285
#•Series 2014-SFR2 B 144A 2.543% 9/17/31	740,000	740,736
#•Series 2015-SFR1 A 144A 2.393% 3/17/32	210,843	212,026
#•Series 2015-SFR2 A 144A 2.293% 6/17/32	322,515	323,316
•Madison Avenue Manufactured Housing Contract Trust Series 2002-A B1 4.232% 3/25/32	144,142	145,515
#•Octagon Investment Partners 24 Series 2015-1A A1 144A 2.502% 5/21/27	170,000	169,965
•◆Park Place Securities Asset-Backed Pass Through Certificates Series 2004-WHQ2 M2 1.927% 2/25/35	16,084	16,108
•RAAC Trust Series 2004-SP1 AII 1.682% 3/25/34	248,143	235,074
Silver Bay Realty Trust
#•Series 2014-1 A 144A 1.913% 9/17/31	119,610	119,685
#•Series 2014-1 B 144A 2.393% 9/17/31	100,000	99,281
#•SWAY Residential Trust Series 2014-1 A 144A 2.243% 1/17/32	591,427	592,718
Towd Point Mortgage Trust
#•Series 2015-3 A1B 144A 3.00% 3/25/54	168,774	169,931
#•Series 2016-1 A1 144A 3.50% 2/25/55	647,076	658,260
#•Series 2016-5 A1 144A 2.50% 10/25/56	430,170	427,175

LVIP Global Income Fund–4

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
#•Series 2017-1 A1 144A 2.75% 10/25/56	404,017	$403,637
#•Tricon American Homes Trust Series 2015-SFR1 A 144A 2.193% 5/17/32	676,716	675,690
West CLO
#•Series 2014-1A A2 144A 3.124% 7/18/26	310,000	309,705
#•Series 2014-1A B 144A 3.874% 7/18/26	830,000	828,112

Total Non-Agency Asset-Backed Securities (Cost $16,480,008)		16,514,808

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.93%
•Bear Stearns Alternative A Trust Series 2004-10 1A3 1.982% 9/25/34	141,808	140,727
CHL Mortgage Pass Through Trust
•◆Series 2004-6 1A1 3.051% 5/25/34	277,160	275,128
•◆Series 2004-11 2A1 2.658% 7/25/34	96,409	96,269
•Credit Suisse First Boston Mortgage Securities Series 2003-AR9 3M1 2.482% 3/25/33	37,713	37,337
#•CSMC Trust Series 2014-IVR3 A1 144A 3.50% 7/25/44	151,816	152,540
Fannie Mae Connecticut Avenue Securities
•Series 2014-C02 2M1 1.932% 5/25/24	28,379	28,405
•Series 2014-C03 1M2 3.982% 7/25/24	761,000	784,953
•Series 2014-C04 1M2 5.882% 11/25/24	49,000	54,974
•Series 2014-C04 2M2 5.982% 11/25/24	243,941	269,511
•Series 2015-C01 1M2 5.282% 2/25/25	171,854	182,398
•Series 2015-C01 2M2 5.532% 2/25/25	700,788	745,564
•Series 2015-C02 1M2 4.982% 5/25/25	196,550	206,892
•Series 2015-C02 2M2 4.982% 5/25/25	358,951	377,332
•Series 2015-C03 2M2 5.982% 7/25/25	400,000	437,788
•Series 2017-C01 1M2 4.532% 7/25/29	465,000	470,625
•First Horizon Alternative Mortgage Securities Trust Series 2004-AA5 2A1 2.675% 12/25/34	210,215	203,332

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•HarborView Mortgage Loan Trust Series 2004-1 3A 2.825% 4/19/34	233,421	$239,863
•Impac Secured Assets CMN Owner Trust Series 2004-4 M1 1.747% 2/25/35	100,000	98,238
•IndyMac INDX Mortgage Loan Trust Series 2005-AR1 1A1 3.242% 3/25/35	366,308	355,376
•JPMorgan Mortgage Trust Series 2004-A1 5A1 3.393% 2/25/34	350,754	347,146
•Merrill Lynch Mortgage Investors Trust Series 2003-A 1A 1.722% 3/25/28	53,915	51,072
Morgan Stanley Mortgage Loan Trust
•Series 2004-8AR 4A2 3.211% 10/25/34	308,220	308,471
•Series 2004-10AR 2A2 3.317% 11/25/34	262,453	265,597
•New York Mortgage Trust Series 2005-3 M1 1.657% 2/25/36	32,876	29,111
•Sequoia Mortgage Trust Series 2004-10 A2 1.618% 11/20/34	390,624	360,762
•Structured ARM Loan Trust Series 2004-12 3A1 3.321% 9/25/34	340,234	337,762
Structured Asset Mortgage Investments Trust
•Series 2003-AR1 A1 1.718% 10/19/33	399,071	371,809
•Series 2003-AR2 A1 1.718% 12/19/33	89,210	85,609
Structured Asset Mortgage Investments II Trust
•Series 2003-AR4 A1 1.678% 1/19/34	311,838	300,658
•Series 2004-AR6 A1A 1.678% 2/19/35	359,641	334,048
•Thornburg Mortgage Securities Trust Series 2003-4 A1 1.622% 9/25/43	273,234	262,630
WaMu Mortgage Pass Through Certificates Trust
•◆Series 2005-AR8 2AB2 1.402% 7/25/45	139,976	133,068
•◆Series 2005-AR19 A1A1 1.252% 12/25/45	372,545	353,573
Wells Fargo Mortgage-Backed Securities Trust
•Series 2003-L 1A2 2.886% 11/25/33	292,818	293,501
•Series 2003-O 1A2 2.889% 1/25/34	90,817	92,630

LVIP Global Income Fund–5

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Wells Fargo Mortgage-Backed Securities Trust (continued)
•Series 2004-X 1A1 3.038% 11/25/34	134,991	$135,071
•Series 2005-AR9 2A2 3.069% 10/25/33	371,520	367,030

Total Non-Agency Collateralized Mortgage Obligations (Cost $9,587,681)		9,586,800

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.52%
Bank of America Commercial Mortgage Trust
•Series 2006-1 D 5.626% 9/10/45	170,000	169,723
•Series 2006-4 AJ 5.695% 7/10/46	149,993	149,700
Bear Stearns Commercial Mortgage Securities Trust
•Series 2006-PW13 AJ 5.611% 9/11/41	29,641	29,614
•Series 2007-PW16 AM 5.768% 6/11/40	378,404	379,202
•CD Commercial Mortgage Trust Series 2005-CD1 E 5.256% 7/15/44	192,026	191,739
•Citigroup Commercial Mortgage Trust Series 2015-GC27 XA 1.43% 2/10/48	1,966,665	164,090
•COBALT Commercial Mortgage Trust Series 2007-C2 AMFX 5.526% 4/15/47	730,000	733,723
Commercial Mortgage Trust
•Series 2006-GG7 AJ 5.728% 7/10/38	351,000	294,822
•Series 2006-GG7 AM 5.728% 7/10/38	110,247	110,192
•Csail Commercial Mortgage Trust Series 2015-C2 XA 0.875% 6/15/57	6,852,671	337,739
•GE Commercial Mortgage Series 2007-C1 AM 5.606% 12/10/49	150,000	149,123
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2 A2 5.115% 7/15/41	10,952	10,933
•Series 2005-LDP5 F 5.699% 12/15/44	572,388	570,934
•Merrill Lynch Mortgage Trust Series 2005-CKI1 D 5.331% 11/12/37	52,903	52,840

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust
•Series 2007-IQ16 AM 6.068% 12/12/49	500,000	$509,990
•Series 2007-IQ16 AMA 6.064% 12/12/49	700,000	715,255
Multi Security Asset Trust Commercial Mortgage-Backed Securities Pass-Through
#•◆Series 2005-RR4A J 144A 5.88% 11/28/35	420,000	416,791
#•◆Series 2005-RR4A K 144A 5.88% 11/28/35	260,000	264,927
Resource Capital
#•Series 2014-CRE2 A 144A 1.993% 4/15/32	79,539	79,512
#•Series 2015-CRE4 A 144A 2.343% 8/15/32	42,031	41,859

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $5,655,608)		5,372,708

«LOAN AGREEMENTS–0.83%
Air Canada Tranche B 1st Lien 3.755% 10/6/23	6,423	6,471
Allison Transmission Tranche B 1st Lien 2.00% 9/23/22	115,360	116,530
Altice US Finance I 1st Lien 3.781% 1/25/25	24,928	24,944
AMC Entertainment Holdings 1st Lien
3.285% 12/15/23	9,719	9,818
3.733% 12/15/22	15,167	15,320
Appvion Tranche B 1st Lien 7.75% 6/28/19	149,211	145,388
Aramark Services Tranche A 1st Lien 1.75% 3/28/22	20,948	21,052
Aristocrat International Tranche B 1st Lien 3.50% 10/20/21	16,621	16,742
Ascena Retail Group 1st Lien 5.50% 8/21/22	340,921	307,681
Avis Budget Car Rental Tranche B 1st Lien 3.25% 3/15/22	38,989	39,121
Bowie Resource Holdings Tranche B 1st Lien 6.75% 8/12/20	160,312	156,237
Calpine Construction Finance 3.03% 5/3/20	200,000	200,281
Caraustar Industries 1st Lien 6.647% 3/9/22	36,059	36,459
Carestream Health 1st Lien 5.147% 6/7/19	66,912	64,787
Chemours Tranche B 1st Lien 6.00% 5/12/22	108,178	108,888
Ciena Tranche B 1st Lien 3.478% 7/15/19	24,846	25,094

LVIP Global Income Fund–6

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

«LOAN AGREEMENTS (continued)
Consolidated Communications Tranche B 1st Lien 4.00% 10/5/23	24,163	$24,316
CSC Holdings 1st Lien 3.943% 10/11/24	83,040	83,014
Cyanco Intermediate 1st Lien 5.50% 4/29/20	56,195	56,547
Dell International Tranche A3 1st Lien 2.99% 12/31/18	104,098	104,293
Dollar Tree Tranche A 1st Lien 2.75% 7/6/20	70,491	70,623
EFS Cogen Holdings I Tranche B 1st Lien 4.65% 6/28/23	16,199	16,377
Endo Luxembourg Finance I Tranche B 1st Lien 4.00% 9/25/22	268,884	268,995
Energy Transfer Equity 1st Lien 2.75% 2/2/24	200,000	199,844
Evergreen Acqco 1 Tranche C 1st Lien 5.00% 10/3/19	184,524	163,535
FGI Operating Tranche B 1st Lien 5.50% 4/19/19	911,591	890,323
Fieldwood Energy 1st Lien 3.875% 9/28/18	582,393	560,553
First Eagle Holdings Tranche B 1st Lien 5.147% 12/1/22	29,862	29,993
FMG Resources August 2006 Pty 1st Lien 3.75% 6/30/19	201,348	202,827
Global Payments 1st Lien 3.198% 10/31/21	138,795	139,142
Global Telecommunciations Link Tranche B 1st Lien 5.00% 5/21/20	26,655	26,652
Goodyear Tire & Rubber 2nd Lien 2.86% 4/30/19	17,839	17,979
Gray Television Tranche B 1st Lien 2.50% 2/7/24	181,364	182,800
Greektown Holdings Tranche B 1st Lien 3.75% 3/21/24	25,935	25,976
Harsco 1st Lien 6.00% 11/2/23	29,086	29,558
Huntsman International Tranche B-Ext 1st Lien 3.982% 4/19/19	49,074	49,380
JBS USA LUX Tranche B 1st Lien 3.289% 10/30/22	21,300	21,409
KAR Auction Services Tranche B3 1st Lien 4.50% 3/9/23	60,838	61,611
Leidos Innovations Tranche B 1st Lien 3.25% 8/16/23	22,692	22,930
Lions Gate Entertainment 1st Lien 3.482% 12/8/21	66,426	66,924
Live Nation Entertainment 1st Lien 3.50% 10/27/23	9,671	9,780
MACOM Technology Solutions Holdings Tranche B 1st Lien 3.858% 5/8/21	100,227	101,887

	Principal Amount°	Value (U.S. $)

«LOAN AGREEMENTS (continued)
McDermott Finance 8.397% 4/16/19	12,562	$12,774
MKS Instruments Tranche B 1st Lien 3.732% 4/29/23	40,840	41,364
Navios Maritime Midstream Partners Tranche B 1st Lien 5.66% 6/18/20	133,317	132,984
Navistar Tranche B 1st Lien 5.00% 8/7/20	134,200	135,906
NRG Energy Tranche B 1st Lien 3.232% 6/30/23	119,100	119,750
OCI Beaumont Tranche B3 1st Lien 8.025% 8/20/19	357,554	367,387
ON Semiconductor Tranche B 1st Lien 4.232% 3/31/23	290,330	292,024
Onsite Rental Group Operations Pty Tranche B 1st Lien 5.50% 7/31/21	247,929	182,228
OSG Bulk Ships Tranche B - Exit 1st Lien 5.29% 8/5/19	107,601	106,929
PetSmart 1st Lien 4.02% 3/10/22	318,811	305,261
Pinnacle Foods Finance Tranche B 1st Lien 2.811% 1/30/24	243,318	244,659
Prime Security Services Borrower 1st Lien 4.25% 5/2/22	94,178	95,257
Rackspace Hosting Tranche B 1st Lien 4.535% 11/3/23	48,476	48,897
Radio One Tranche 1st Lien 5.49% 12/31/18	543,370	547,219
Russell Investments US Institutional Holdco Tranche B 1st Lien 6.75% 6/1/23	26,184	26,552
Sungard Availability Services Capital Tranche B 1st Lien 6.00% 3/31/19	356,523	346,273
TI Group Automotive Systems Tranche B 1st Lien 3.732% 6/30/22	125,300	125,822
United Airlines Tranche B 1st Lien 2.25% 4/1/24	27,068	27,170
UPC Financing Partnership Tranche AP 1st Lien 3.662% 4/15/25	30,254	30,383
UTEX Industries Tranche B 1st Lien 5.00% 5/22/21	360,023	338,692
Valeant Pharmaceuticals International 1st Lien 5.25% 12/11/19	53,979	54,191
Valeant Pharmaceuticals International Tranche BD2 1st Lien 5.00% 2/13/19	80,233	80,549
Western Digital Tranche B 1st Lien 4.50% 4/29/23	66,990	67,484
XPO Logistics Tranche B 1st Lien 2.25% 10/30/21	87,979	88,396

LVIP Global Income Fund–7

LVIP Global Income Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

«LOAN AGREEMENTS (continued)
Zebra Technologies 1st Lien 3.60% 10/27/21		40,210	$40,587

Total Loan Agreements (Cost $8,687,962)			8,580,819

ΔSOVEREIGN BONDS–47.74%
Australia–2.31%
Australia Government Bonds
3.25% 4/21/25	AUD	7,600,000	6,089,834
4.75% 4/21/27	AUD	12,365,000	11,146,445
5.25% 3/15/19	AUD	8,150,000	6,641,541

			23,877,820

Brazil–2.56%
Brazil Notas do Tesouro Nacional Series B
6.00% 8/15/18	BRL	100,000	97,056
6.00% 5/15/19	BRL	29,000	28,832
6.00% 8/15/22	BRL	4,143,000	4,113,702
6.00% 5/15/23	BRL	2,647,000	2,675,575
6.00% 8/15/24	BRL	30,000	30,122
6.00% 5/15/45	BRL	500,000	537,031
Brazil Notas do Tesouro Nacional Series F
10.00% 1/1/21	BRL	4,300,000	1,383,100
10.00% 1/1/23	BRL	15,164,000	4,864,021
10.00% 1/1/25	BRL	35,825,000	11,472,315
10.00% 1/1/27	BRL	3,889,000	1,242,800

			26,444,554

France–3.02%
French Republic Government Bond O.A.T.
0.00% 5/25/20	EUR	5,000,000	5,383,163
0.50% 5/25/25	EUR	10,000,000	10,504,684
#144A 1.25% 5/25/36	EUR	9,040,000	8,988,262
3.00% 4/25/22	EUR	3,800,000	4,650,322
3.75% 4/25/17	EUR	1,500,000	1,604,303

			31,130,734

India–1.33%
India Government Bond 8.13% 9/21/22	INR	840,000,000	13,675,423

			13,675,423

Indonesia–3.04%
Indonesia Treasury Bonds
5.625% 5/15/23	IDR	24,833,000,000	1,748,316
7.00% 5/15/22	IDR	23,406,000,000	1,771,412
7.00% 5/15/27	IDR	177,944,000,000	13,353,619
8.25% 7/15/21	IDR	2,600,000,000	205,349
8.375% 3/15/24	IDR	56,713,000,000	4,540,760
8.375% 9/15/26	IDR	34,281,000,000	2,800,260
8.375% 3/15/34	IDR	29,440,000,000	2,346,274
8.75% 5/15/31	IDR	14,332,000,000	1,195,185
9.00% 3/15/29	IDR	5,142,000,000	428,783

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Indonesia (continued)
Indonesia Treasury Bonds (continued)
10.00% 9/15/24	IDR	25,030,000,000	$2,207,157
10.00% 2/15/28	IDR	7,040,000,000	629,343
10.50% 8/15/30	IDR	1,160,000,000	108,815
12.90% 6/15/22	IDR	142,000,000	13,397

			31,348,670

Japan–7.31%
Japan Government 5 yr Bonds 0.10% 6/20/26	JPY	1,773,500,000	16,022,847
Japan Government 10 yr Bonds
0.10% 6/20/21	JPY	1,550,000,000	14,067,548
1.30% 3/20/19	JPY	250,000,000	2,312,427
Japan Government 20 yr Bonds
0.20% 6/20/36	JPY	400,000,000	3,330,998
1.50% 3/20/34	JPY	570,000,000	5,982,348
1.60% 6/20/30	JPY	350,000,000	3,700,386
1.90% 3/22/21	JPY	809,000,000	7,856,144
1.90% 6/20/25	JPY	653,000,000	6,778,777
Japan Government 30 yr Bonds
0.30% 6/20/46	JPY	850,000,000	6,614,325
1.70% 9/20/44	JPY	795,000,000	8,742,372

			75,408,172

Malaysia–0.50%
Malaysia Government Bonds
3.314% 10/31/17	MYR	4,230,000	956,018
3.58% 9/28/18	MYR	1,270,000	287,574
3.654% 10/31/19	MYR	4,000,000	903,577
4.181% 7/15/24	MYR	13,023,000	2,954,630

			5,101,799

Mexico–7.43%
Mexican Bonos
4.75% 6/14/18	MXN	40,718,000	21,314,790
5.00% 6/15/17	MXN	4,133,000	2,204,333
5.00% 12/11/19	MXN	38,488,000	19,708,956
6.50% 6/10/21	MXN	14,000,000	7,391,366
7.50% 6/3/27	MXN	52,500,000	2,885,176
7.75% 12/14/17	MXN	27,000,000	1,452,979
7.75% 11/23/34	MXN	65,170,000	3,606,267
8.50% 12/13/18	MXN	174,350,000	9,583,255
Mexican Cetes
≠1.10% 11/9/17	MXN	71,544,300	3,666,243
≠1.151% 7/20/17	MXN	10,534,800	551,300
≠1.237% 7/6/17	MXN	6,071,500	318,570
≠2.029% 9/14/17	MXN	51,281,600	2,655,202
≠6.66% 8/17/17	MXN	3,165,900	164,872
≠6.76% 8/31/17	MXN	3,966,200	205,927
Mexican Udibonos 2.50% 12/10/20	MXN	4,287,568	223,786

LVIP Global Income Fund–8

LVIP Global Income Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Mexico (continued)
Mexican Udibonos (continued)
3.50% 12/14/17	MXN	7,848,139	$419,459
4.00% 6/13/19	MXN	5,443,895	296,901

			76,649,382

New Zealand–3.96%
New Zealand Government Bonds
4.50% 4/15/27	NZD	15,592,000	12,150,697
5.50% 4/15/23	NZD	14,860,000	11,979,847
6.00% 12/15/17	NZD	4,330,000	3,123,743
6.00% 5/15/21	NZD	17,000,000	13,550,106

			40,804,393

Peru–0.01%
Peru Government Bond 7.84% 8/12/20	PEN	427,000	144,396

			144,396

Philippines–0.46%
Philippine Government Bonds
2.125% 5/23/18	PHP	82,264,000	1,622,774
2.875% 5/22/17	PHP	18,560,000	370,167
3.375% 8/20/20	PHP	6,330,000	123,209
3.875% 11/22/19	PHP	88,610,000	1,756,117
5.00% 8/18/18	PHP	6,960,000	141,836
5.875% 1/31/18	PHP	9,410,000	191,912
Philippine Treasury Bills
≠1.119% 4/19/17	PHP	2,000,000	39,829
≠1.334% 9/27/17	PHP	7,610,000	149,618
≠1.40% 6/7/17	PHP	6,280,000	124,699
≠1.445% 5/17/17	PHP	4,270,000	84,911
≠1.475% 5/3/17	PHP	9,210,000	183,265

			4,788,337

Poland–2.96%
Republic of Poland Government Bonds
1.75% 7/25/21	PLN	25,000,000	6,066,394
5.25% 10/25/20	PLN	20,500,000	5,657,311
5.50% 10/25/19	PLN	21,750,000	5,938,210
5.75% 10/25/21	PLN	15,050,000	4,285,362
5.75% 4/25/29	PLN	28,000,000	8,613,158

			30,560,435

Portugal–0.27%
#Portugal Government International Bond 144A 5.125% 10/15/24		2,832,000	2,750,914

			2,750,914

Republic of Korea–3.54%
Korea Treasury Bonds
1.375% 9/10/21	KRW	27,558,000,000	24,204,194

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Republic of Korea (continued)
Korea Treasury Bonds (continued)
2.00% 9/10/20	KRW	1,785,000,000	$1,610,484
2.00% 3/10/21	KRW	11,902,500,000	10,739,593

			36,554,271

Serbia–0.30%
Serbia international Bonds
#144A 4.875% 2/25/20		1,040,000	1,079,946
#144A 5.25% 11/21/17		880,000	898,570
#144A 7.25% 9/28/21		990,000	1,130,749

			3,109,265

Singapore–2.58%
Singapore Government Bonds
2.00% 7/1/20	SGD	17,000,000	12,357,008
2.375% 4/1/17	SGD	3,500,000	2,502,556
2.875% 9/1/30	SGD	15,593,000	11,796,940

			26,656,504

South Africa–0.13%
Republic of South Africa Government Bonds
6.25% 3/31/36	ZAR	60,000	3,186
7.00% 2/28/31	ZAR	930,000	57,133
8.00% 1/31/30	ZAR	4,530,000	306,691
8.25% 3/31/32	ZAR	3,230,000	218,664
8.50% 1/31/37	ZAR	70,000	4,682
8.875% 2/28/35	ZAR	3,030,000	212,836
10.50% 12/21/26	ZAR	7,005,000	577,839

			1,381,031

Spain–3.57%
Spain Government Bonds
1.40% 1/31/20	EUR	16,576,000	18,432,411
#144A 1.60% 4/30/25	EUR	12,770,000	13,959,103
#144A 4.20% 1/31/37	EUR	3,298,000	4,460,741

			36,852,255

Thailand–1.52%
Thailand Government Bond 3.875% 6/13/19	THB	514,000,000	15,687,766

			15,687,766

Ukraine–0.94%
Ukraine Government International Bonds
#144A 7.75% 9/1/24		880,000	825,660
#144A 7.75% 9/1/25		2,340,000	2,170,331
#144A 7.75% 9/1/26		2,580,000	2,374,310

LVIP Global Income Fund–9

LVIP Global Income Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Ukraine (continued)
Ukraine Government International Bonds (continued)
#144A 7.75% 9/1/27		2,460,000	$2,261,995
#•Ukraine Government International Bonds GDP Linked 144A 3.34% 5/31/40		5,516,000	2,065,742

			9,698,038

Total Sovereign Bonds (Cost $489,905,746)			492,624,159

SUPRANATIONAL BANKS–1.88%
Asian Development Bank 2.35% 6/21/27	JPY	1,000,000,000	11,190,317
European Investment Bank 1.40% 6/20/17	JPY	910,000,000	8,194,700

Total Supranational Banks (Cost $17,544,146)			19,385,017

U.S. TREASURY OBLIGATIONS–23.46%
U.S. Treasury Bonds
2.50% 2/15/46		4,000,000	3,585,860
3.125% 8/15/44		9,307,000	9,490,413
3.625% 8/15/43		6,143,000	6,841,527
4.50% 5/15/38		8,776,000	11,133,865
5.375% 2/15/31		6,202,000	8,283,912
U.S. Treasury Inflation Index Notes
0.125% 1/15/22		2,467,716	2,488,191
0.125% 7/15/22		1,055,990	1,065,025
0.125% 1/15/23		1,788,502	1,788,865
0.125% 7/15/24		664,761	659,117
1.375% 1/15/20		1,589,017	1,674,630
1.875% 7/15/19		1,563,815	1,661,860
U.S. Treasury Notes
0.625% 5/31/17		9,500,000	9,499,154
0.625% 4/30/18		23,200,000	23,081,726
1.00% 8/15/18		3,000,000	2,994,081
1.00% 8/31/19		20,400,000	20,222,296
1.125% 4/30/20		23,300,000	23,008,750
1.375% 2/28/19		4,500,000	4,511,250
1.50% 12/31/18		3,300,000	3,315,985
1.50% 2/28/19		6,000,000	6,029,064
1.625% 3/31/19		2,000,000	2,014,336
1.625% 6/30/19		19,264,900	19,393,204
1.625% 8/15/22		21,840,000	21,396,386
1.625% 2/15/26		22,200,000	20,876,236
1.75% 9/30/19		16,596,000	16,747,057

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
2.50% 5/15/24	11,750,000	$11,962,734
3.125% 5/15/19	4,000,000	4,152,812
3.375% 11/15/19	4,000,000	4,203,360

Total U.S. Treasury Obligations (Cost $241,811,441)		242,081,696

	Number of Shares

COMMON STOCK–0.01%
†=Holdco Class A	1,232,692	919
†Energy XXI Gulf Coast	3,848	115,324
†Halcon Resources	4,396	33,849

Total Common Stock (Cost $164,257)		150,092

EXCHANGE-TRADED FUND–0.06%
PowerShares Senior Loan Portfolio	26,000	604,760

Total Exchange-Traded Fund (Cost $603,655)		604,760

MONEY MARKET FUND–12.38%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	127,725,125	127,725,125

Total Money Market Fund (Cost $127,725,125)		127,725,125

	Principal Amount°

SHORT-TERM INVESTMENTS–2.00%
≠Discount Notes–2.00%
Federal Farm Credit 0.50% 4/3/17	5,630,000	5,629,844
Federal Home Loan Bank 0.38% 4/3/17	15,000,000	14,999,687

Total Short-Term Investments (Cost $20,629,531)		20,629,531

LVIP Global Income Fund–10

LVIP Global Income Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–98.85% (Cost $1,015,260,011)	$1,019,931,633
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.15%	11,904,762

NET ASSETS APPLICABLE TO 93,146,675 SHARES OUTSTANDING–100.00%	$1,031,836,395

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2017, the aggregate value of Rule 144A securities was $71,510,023, which represents 6.93% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

†	Non-income producing for the period.

•	Variable rate security. The rate shown is the rate as of March 31, 2017. Interest rates reset periodically.

«	Includes $2,623,355 cash collateral held at broker for certain open derivatives as of March 31, 2017.

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2017, the aggregate value of fair valued securities was $919, which represents 0.00% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.

«

Loan agreements generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at March 31, 2017.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	PIK. 100% of the income received was in the form of additional par.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2017:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	EUR	(1,236,123)	USD	1,312,132	4/10/17	$(7,140)
BAML	EUR	(112,716)	USD	119,719	5/17/17	(790)
BAML	EUR	(12,527,445)	USD	13,255,916	5/23/17	(141,668)
BAML	EUR	(251,705)	USD	267,416	5/31/17	(1,879)
BAML	EUR	(1,236,123)	USD	1,315,637	6/8/17	(7,435)
BAML	JPY	(122,220,000)	USD	1,136,472	4/18/17	37,887
BAML	JPY	(34,125,000)	USD	310,306	5/25/17	3,145
BCLY	EUR	(705,000)	USD	759,317	4/21/17	6,517
BCLY	EUR	(762,446)	USD	821,640	4/27/17	7,277
BCLY	EUR	(11,112,782)	USD	11,967,821	6/30/17	59,517
BCLY	JPY	(288,100,000)	USD	2,801,684	4/13/17	212,631
BCLY	JPY	(108,530,000)	USD	1,052,530	4/24/17	76,745
BCLY	JPY	(79,441,000)	USD	787,745	6/30/17	71,504
BCLY	JPY	(49,760,000)	USD	479,085	7/31/17	29,781
BCLY	JPY	(13,360,000)	USD	134,319	8/15/17	13,599
BCLY	JPY	(11,394,000)	USD	115,357	8/24/17	12,357
BCLY	JPY	(81,840,000)	USD	731,859	8/28/17	(8,104)
BCLY	JPY	(190,420,000)	USD	1,710,133	8/31/17	(11,812)
BCLY	JPY	(288,085,900)	USD	2,547,820	9/11/17	(58,685)
BCLY	JPY	(24,430,094)	USD	218,352	9/21/17	(2,789)
BCLY	JPY	(192,553,560)	USD	1,747,127	9/25/17	3,794
BNYM	AUD	(31,201,000)	USD	23,826,889	4/27/17	545
BNYM	EUR	(4,625)	USD	4,971	4/3/17	37
BNYM	EUR	(2,346,500)	USD	2,529,597	4/27/17	23,315
BNYM	GBP	33,630,500	USD	(42,011,159)	4/27/17	151,105

LVIP Global Income Fund–11

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	JPY	(4,176,716,000)	USD	36,350,984	4/27/17	$(654,098)
BNYM	MXN	209,768,500	USD	(10,156,805)	4/27/17	1,000,732
BNYM	NZD	(58,708,500)	USD	42,000,457	4/27/17	873,777
BNYM	PLN	(72,329,500)	USD	17,741,028	4/27/17	(492,486)
BNYM	SEK	137,570,500	USD	(15,609,596)	4/27/17	(237,609)
BNYM	SGD	(37,107,500)	USD	26,117,981	4/27/17	(414,921)
CITI	AUD	(1,703,000)	USD	1,302,999	5/22/17	3,151
CITI	EUR	(1,774,000)	USD	1,919,468	5/3/17	24,129
CITI	EUR	(146,969)	USD	158,241	5/8/17	1,181
CITI	EUR	(1,630,646)	USD	1,720,804	5/24/17	(23,190)
CITI	EUR	(162,300)	USD	173,877	6/15/17	97
CITI	INR	47,593,000	USD	(712,256)	6/19/17	16,654
CITI	JPY	(25,100,000)	USD	235,902	4/13/17	10,337
CITI	JPY	(105,000,000)	USD	1,021,306	4/24/17	77,260
CITI	JPY	(230,500,000)	USD	2,183,509	6/8/17	107,506
CITI	JPY	(11,693,000)	USD	112,153	6/16/17	6,800
CITI	JPY	(15,350,000)	USD	133,250	7/13/17	(5,232)
CITI	JPY	(296,974,000)	USD	2,844,306	7/25/17	163,571
CITI	JPY	(24,520,467)	USD	242,554	9/19/17	20,616
CITI	JPY	(18,273,000)	USD	172,515	11/16/17	6,596
CITI	JPY	(430,080,000)	USD	3,840,668	12/12/17	(70,189)
CITI	JPY	(336,389,300)	USD	3,052,950	2/8/18	(16,154)
CITI	JPY	(36,124,000)	USD	329,080	2/13/18	(598)
CITI	JPY	(294,831,000)	USD	2,667,007	3/23/18	(29,645)
CITI	KRW	(22,600,000,000)	USD	19,659,011	9/15/17	(608,108)
DB	AUD	(459,687)	USD	343,623	5/18/17	(7,269)
DB	CLP	25,877,000	USD	(38,593)	4/17/17	588
DB	CLP	20,225,000	USD	(29,885)	4/18/17	736
DB	CLP	34,586,000	USD	(52,543)	4/28/17	(205)
DB	CLP	16,303,000	USD	(25,319)	5/9/17	(661)
DB	CLP	25,876,000	USD	(40,061)	5/18/17	(940)
DB	CLP	396,480,000	USD	(612,371)	5/30/17	(13,256)
DB	CLP	32,297,000	USD	(50,006)	5/31/17	(1,206)
DB	CLP	38,881,750	USD	(58,376)	6/13/17	339
DB	CLP	51,879,000	USD	(77,734)	7/3/17	534
DB	EUR	(2,196,300)	USD	2,355,399	4/24/17	9,867
DB	EUR	(9,105,304)	USD	9,787,610	4/28/17	61,848
DB	EUR	(1,141,261)	USD	1,239,774	5/8/17	20,151
DB	EUR	(1,796,751)	USD	1,916,263	5/15/17	(4,525)
DB	EUR	(946,717)	USD	1,008,446	5/16/17	(3,676)
DB	EUR	(4,298,904)	USD	4,807,172	5/18/17	210,810
DB	EUR	(22,847)	USD	24,467	5/22/17	34
DB	EUR	(564,000)	USD	599,340	5/30/17	(4,044)
DB	EUR	(8,528,000)	USD	9,070,721	5/31/17	(53,271)
DB	EUR	(683,600)	USD	724,272	6/13/17	(7,605)
DB	EUR	(590,000)	USD	631,890	6/15/17	156
DB	GBP	(210,000)	USD	262,542	5/18/17	(865)
DB	INR	231,239,750	USD	(3,357,285)	4/27/17	203,405
DB	INR	13,590,000	USD	(195,539)	5/18/17	13,280
DB	JPY	(284,100,000)	USD	2,764,452	4/13/17	211,345
DB	JPY	(25,363,000)	USD	256,814	8/18/17	27,603
DB	JPY	(11,260,000)	USD	114,166	8/24/17	12,378
DB	JPY	(23,347,000)	USD	236,925	8/30/17	25,811
DB	JPY	(54,738,000)	USD	492,292	9/1/17	(2,721)
DB	JPY	(97,000,000)	USD	853,015	9/13/17	(24,692)

LVIP Global Income Fund–12

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
DB	MYR	(361,000)	USD	88,898	5/18/17	$7,737
DB	PHP	(4,900,000)	USD	97,493	4/4/17	(137)
GSC	CLP	42,500,000	USD	(63,541)	4/18/17	805
GSC	EUR	(210,000)	USD	223,868	4/18/17	(339)
GSC	EUR	(970,000)	USD	1,046,474	4/27/17	10,424
GSC	EUR	(2,319,000)	USD	2,480,216	5/2/17	2,723
GSC	EUR	(663,556)	USD	712,161	5/10/17	2,973
GSC	EUR	(268,384)	USD	286,020	5/16/17	(906)
GSC	EUR	(456,438)	USD	483,235	5/17/17	(4,761)
GSC	EUR	(305,000)	USD	324,196	5/30/17	(2,101)
GSC	EUR	(311,000)	USD	335,195	7/3/17	1,880
GSC	JPY	(24,447,000)	USD	235,963	5/15/17	15,991
GSC	JPY	(170,648,500)	USD	1,516,605	6/2/17	(19,902)
GSC	JPY	(43,530,000)	USD	387,262	7/27/17	(5,714)
GSC	KRW	(7,965,000,000)	USD	7,035,908	9/7/17	(106,024)
HSBC	EUR	(5,579,250)	USD	5,914,897	4/10/17	(39,646)
HSBC	EUR	(520,000)	USD	556,468	5/2/17	929
HSBC	EUR	(461,000)	USD	494,590	5/15/17	1,766
HSBC	EUR	(799,545)	USD	856,756	5/22/17	1,719
HSBC	INR	38,132,000	USD	(553,365)	4/28/17	33,748
HSBC	INR	25,151,000	USD	(367,919)	5/8/17	18,939
HSBC	JPY	(569,000,000)	USD	5,533,539	4/11/17	420,577
HSBC	JPY	(19,870,000)	USD	191,813	5/15/17	13,025
HSBC	JPY	(7,824,000)	USD	71,380	5/25/17	956
HSBC	JPY	(345,200,000)	USD	3,054,867	6/9/17	(54,334)
HSBC	JPY	(292,980,000)	USD	2,571,127	6/13/17	(68,236)
HSBC	JPY	(50,970,000)	USD	442,663	7/13/17	(17,170)
HSBC	JPY	(53,562,442)	USD	469,640	7/31/17	(13,999)
HSBC	JPY	(51,004,000)	USD	517,281	8/22/17	56,258
HSBC	JPY	(39,672,000)	USD	393,962	9/1/17	35,196
HSBC	JPY	(59,187,000)	USD	535,386	2/27/18	(5,210)
HSBC	JPY	(53,500,000)	USD	476,699	3/6/18	(12,152)
HSBC	KRW	(2,146,000,000)	USD	1,873,990	5/2/17	(46,929)
HSBC	KRW	(7,310,000,000)	USD	6,255,883	6/2/17	(289,809)
HSBC	KRW	(880,000,000)	USD	767,754	9/20/17	(21,469)
JPMC	AUD	(29,739)	USD	22,397	4/19/17	(316)
JPMC	AUD	(7,096,648)	USD	5,361,836	4/28/17	(57,355)
JPMC	AUD	(12,840,000)	USD	9,823,691	5/15/17	21,957
JPMC	AUD	(730,000)	USD	553,486	5/18/17	(3,745)
JPMC	CAD	(100,000)	USD	76,193	5/18/17	947
JPMC	CLP	103,600,000	USD	(154,546)	4/10/17	2,374
JPMC	CLP	32,852,877	USD	(50,887)	5/17/17	(1,215)
JPMC	CLP	33,247,123	USD	(51,698)	5/22/17	(1,441)
JPMC	EUR	(3,920,000)	USD	4,153,455	4/10/17	(30,227)
JPMC	EUR	(90,000)	USD	95,679	4/12/17	(383)
JPMC	EUR	(21,083)	USD	22,262	4/13/17	(243)
JPMC	EUR	(7,962,000)	USD	8,481,600	4/18/17	(19,072)
JPMC	EUR	(4,269,000)	USD	4,589,729	4/19/17	31,701
JPMC	EUR	(1,774,000)	USD	1,897,000	5/2/17	1,755
JPMC	EUR	(110,916)	USD	118,442	5/15/17	(131)
JPMC	EUR	(7,970,000)	USD	8,477,091	5/16/17	(43,535)
JPMC	EUR	(662,624)	USD	735,771	5/18/17	27,298
JPMC	EUR	(973,162)	USD	1,040,675	5/22/17	(30)
JPMC	EUR	(4,310,000)	USD	4,563,880	5/23/17	(45,486)
JPMC	EUR	(446,000)	USD	478,067	6/15/17	519

LVIP Global Income Fund–13

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
JPMC	EUR	(343,382)	USD	366,725	6/16/17	$(966)
JPMC	INR	80,150,000	USD	(1,166,836)	4/18/17	68,339
JPMC	INR	6,000,000	USD	(86,956)	5/18/17	5,238
JPMC	INR	998,000	USD	(14,776)	5/22/17	552
JPMC	JPY	(286,000,000)	USD	2,799,626	4/7/17	230,110
JPMC	JPY	(509,785,000)	USD	4,820,104	4/20/17	237,462
JPMC	JPY	(160,970,000)	USD	1,492,653	4/21/17	45,573
JPMC	JPY	(98,749,400)	USD	996,956	5/18/17	108,322
JPMC	JPY	(26,934,000)	USD	250,058	5/22/17	7,648
JPMC	JPY	(114,500,000)	USD	1,097,757	6/16/17	66,116
JPMC	JPY	(286,000,000)	USD	2,472,123	7/11/17	(107,819)
JPMC	JPY	(5,819,000)	USD	52,812	9/29/17	117
JPMC	JPY	(286,000,000)	USD	2,825,388	10/10/17	233,878
JPMC	JPY	(274,457,000)	USD	2,680,204	11/14/17	188,401
JPMC	JPY	(722,691,000)	USD	6,453,693	11/16/17	(108,378)
JPMC	JPY	(271,440,000)	USD	2,405,935	12/13/17	(62,496)
JPMC	JPY	(176,475,000)	USD	1,586,563	1/22/18	(21,953)
JPMC	JPY	(720,006,000)	USD	6,453,690	2/16/18	(118,448)
JPMC	JPY	(11,285,000)	USD	102,377	2/28/18	(702)
JPMC	JPY	(113,300,000)	USD	1,015,701	3/5/18	(19,508)
JPMC	JPY	(24,468,902)	USD	224,389	3/26/18	547
JPMC	MXN	25,900,000	USD	(1,245,004)	5/18/17	127,901
JPMC	PHP	4,600,000	USD	(93,382)	5/18/17	(2,011)
MSC	CLP	205,915,200	USD	(320,355)	4/7/17	(8,415)
MSC	CLP	205,915,200	USD	(312,822)	4/26/17	(1,182)
MSC	CLP	74,267,000	USD	(114,274)	5/2/17	(1,909)
MSC	CLP	253,545,000	USD	(391,635)	5/15/17	(8,248)
MSC	EUR	(463,000)	USD	494,956	6/14/17	(768)
MSC	JPY	(328,879,680)	USD	3,195,861	4/17/17	239,824
MSC	JPY	(9,000,000)	USD	83,711	5/16/17	2,727
MSC	JPY	(256,633,500)	USD	2,460,532	6/16/17	148,270
MSC	JPY	(48,880,000)	USD	438,165	9/25/17	(4,382)
SCB	EUR	(107,800)	USD	114,423	4/11/17	(633)
SCB	EUR	(3,645,000)	USD	3,891,055	5/15/17	(5,575)
SCB	JPY	(46,050,000)	USD	399,638	4/12/17	(14,178)
SCB	JPY	(18,274,000)	USD	177,194	5/15/17	12,766
SCB	JPY	(5,370,800)	USD	50,026	5/16/17	1,698
SCB	JPY	(63,360,000)	USD	563,149	7/20/17	(8,653)
SCB	JPY	(31,894,000)	USD	292,753	11/27/17	2,975
UBS	EUR	(120,300)	USD	127,502	4/18/17	(937)
UBS	EUR	(136,016)	USD	143,634	6/6/17	(1,933)
UBS	EUR	(136,016)	USD	144,089	6/7/17	(1,486)
UBS	EUR	(984,000)	USD	1,050,100	6/19/17	(3,727)

Total						$1,927,917

LVIP Global Income Fund–14

LVIP Global Income Fund

Schedule of Investments (continued)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
Interest Rate Contracts:
119	U.S. Treasury 2 yr Notes	$25,746,103	$25,757,922	7/1/17	$11,819
(6)	U.S. Treasury 5 yr Notes	(708,453)	(706,359)	7/3/17	2,094
(30)	U.S. Treasury 10 yr Notes	(3,714,171)	(3,736,875)	6/22/17	(22,704)

Total					$(8,791)

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value[1]	Annual Protection Payments	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)
	Protection Purchased/Moody’s Rating:
BCLY	Pactiv 8.125% 6/15/17/Caa2	1,000,000	5.00%	6/20/17	$(6,633)	$(3,766)
BCLY	Tenet Healthcare 6.875% 11/15/31/Caa1	400,000	5.00%	3/20/19	(17,804)	(4,234)
CITI	Beazer Homes USA 9.125% 5/15/19/WR	3,000,000	5.00%	6/20/19	(69,959)	(192,023)
CITI	Kinder Morgan Energy Partners 3.95% 9/1/22/Baa3	800,000	5.00%	3/20/20	(103,201)	(3,128)
ICE	JPMC Olin 5.50% 8/15/22/Ba1	500,000	1.00%	12/20/21	12,458	(2,826)
JPMC	Toys R Us 7.375% 10/15/18/Caa2	475,000	5.00%	12/20/18	55,487	87

						$(205,890)

	Protection Sold/Moody’s Rating:
CITI	Bespoke 58 HY/42 IG EQ Tranche 0–3%	90,000	0.00%	6/20/19	$(23,657)	$3,231
CITI	Bespoke Hong Kong 3–5% Tranche 1%	470,000	0.00%	12/20/18	(17,457)	7,671
CITI	United Mexican States 5.95% 3/19/19/A3	200,000	1.00%	6/20/20	(1,541)	3,223
JPMC	General Electric 5.625% 9/15/17/A1	1,500,000	1.00%	3/20/19	8,868	15,547

						$29,672

Total						$(176,218)

LVIP Global Income Fund–15

LVIP Global Income Fund

Schedule of Investments (continued)

Swap Contracts (continued)

Interest Rate Swap Contracts

Counterparty & Swap Referenced Obligation	Notional Value[1]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)
LCH-DB IRS 3-Month USD-ICE-LIBOR	24,860,000	0.925%	(1.023%)	10/17/17	$—	$45,009
LCH-DB IRS 3-Month USD-ICE-LIBOR	4,530,000	2.730%	(1.009%)	7/7/24	—	(152,141)
LCH-DB IRS 3-Month USD-ICE-LIBOR	1,450,000	1.977%	(0.997%)	3/27/25	—	31,949
LCH-DB IRS 3-Month USD-ICE-LIBOR	1,450,000	1.985%	(0.997%)	3/27/25	—	31,163
LCH-JPMC IRS 3-Month USD-ICE-LIBOR	14,880,000	3.018%	(0.916%)	8/22/23	—	(759,384)
LCH-JPMC IRS 3-Month USD-ICE-LIBOR	5,640,000	1.973%	(1.037%)	1/27/25	—	120,496
LCH-JPMC IRS 3-Month USD-ICE-LIBOR	1,410,000	1.936%	(1.039%)	1/29/25	—	33,741
LCH-JPMC IRS 3-Month USD-ICE-LIBOR	1,190,000	1.941%	(1.039%)	1/30/25	—	28,137
LCH-JPMC IRS 3-Month USD-ICE-LIBOR	1,880,000	1.816%	(1.034%)	2/3/25	—	61,884
LCH-JPMC IRS 3-Month USD-ICE-LIBOR	8,500,000	3.848%	(0.916%)	8/22/43	—	(2,038,940)

Total						$(2,598,086)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Notional value shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BCLY–Barclays Bank

BNYM–Bank of New York Mellon

BRL–Brazilian Real

CAD–Canadian Dollar

CITI–Citigroup Global Markets

CDO–Collateralized Debt Obligation

CDS–Credit Default Swap

CLO–Collateralized Loan Obligation

CLP–Chilean Peso

DB–Deutsche Bank

EUR–Euro

GBP–British Pound Sterling

GDP–Gross Domestic Product

GSC–Goldman Sachs Capital

HSBC–Hong Kong Shanghai Bank

HY–High–Yield

ICE–IntercontinentalExchange, Inc.

IDR–Indonesia Rupiah

IG–Investment Grade

INR–Indian Rupee

IRS–Interest Rate Swap

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

LCH–London Clearing House

MSC–Morgan Stanley Capital

LVIP Global Income Fund–16

LVIP Global Income Fund

Schedule of Investments (continued)

Summary of Abbreviations:

(continued)

MXN–Mexican Peso

MYR–Malaysian Ringgit

NZD–New Zealand Dollar

O.A.T.–Obligations Assimilables du

Trésor (French Treasury Bond)

PEN–Peruvian Nuevo Sol

PHP–Philippine Peso

PIK–Payment-in-kind

PLN–Polish Zloty

REIT–Real Estate Investment Trust

SCB–Standard Chartered Bank

SEK–Swedish Krona

SGD–Singapore Dollar

THB–Thailand Baht

UBS–Union Bank of Switzerland

USD–U.S. Dollar

yr–Year

ZAR–South African Rand

See accompanying notes.

LVIP Global Income Fund–17

LVIP Global Income Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Income Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities and exchange-traded funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities, credit default swap (“CDS”) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Open-end investment companies are valued at their published net asset value(“NAV”). Investments in government money market funds have a stable value. Futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between their bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,015,260,011

Aggregate unrealized appreciation	$27,536,545
Aggregate unrealized depreciation	(22,864,923)

Net unrealized appreciation	$4,671,622

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be

LVIP Global Income Fund–18

LVIP Global Income Fund

Notes (continued)

2. Investments (continued)

based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Agency Collateralized Mortgage Obligations	$—	$6,878,677	$—	6,878,677
Agency Mortgage-Backed Securities	—	3,773,672	—	3,773,672
Corporate Bonds	—	65,340,388	—	65,340,388
Municipal Bonds	—	683,381	—	683,381
Non-Agency Asset-Backed Securities	—	16,514,808	—	16,514,808
Non-Agency Collateralized Mortgage Obligations	—	9,586,800	—	9,586,800
Non-Agency Commercial Mortgage-Backed Securities	—	5,372,708	—	5,372,708
Loan Agreements	—	8,580,819	—	8,580,819
Sovereign Bonds	—	492,624,159	—	492,624,159
Supranational Banks	—	19,385,017	—	19,385,017
U.S. Treasury Obligations	—	242,081,696	—	242,081,696
Common Stock	115,324	33,849	919	150,092
Exchange-Traded Fund	604,760	—	—	604,760
Money Market Fund	127,725,125	—	—	127,725,125
Short-Term Investments	—	20,629,531	—	20,629,531

Total Investments	$128,445,209	$891,485,505	$919	$1,019,931,633

Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$6,261,709	$—	$6,261,709

Futures Contracts	$13,913	$—	$—	$13,913

Swap Contracts	$—	$382,138	$—	$382,138

Liabilities:
Foreign Currency Exchange Contracts	$—	$(4,333,792)	$—	$(4,333,792)

Futures Contracts	$(22,704)	$—	$—	$(22,704)

Swap Contracts	$—	$(3,156,442)	$—	$(3,156,442)

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP Global Income Fund–19

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–35.36%
U.S. MARKETS–30.46%
Aerospace & Defense–0.38%
United Technologies	468	$52,514

		52,514

Air Freight & Logistics–0.35%
United Parcel Service Class B	460	49,358

		49,358

Banks–4.22%
BB&T	1,906	85,198
JPMorgan Chase & Co.	1,212	106,462
M&T Bank	1,010	156,277
Wells Fargo & Co.	4,310	239,895

		587,832

Biotechnology–0.28%
Gilead Sciences	569	38,646

		38,646

Capital Markets–0.37%
Invesco	1,706	52,255

		52,255

Chemicals–0.74%
EI du Pont de Nemours & Co.	662	53,178
Praxair	419	49,693

		102,871

Communications Equipment–0.86%
Cisco Systems	3,539	119,618

		119,618

Consumer Finance–0.81%
American Express	1,437	113,681

		113,681

Diversified Telecommunication Services–0.90%
Verizon Communications	2,583	125,921

		125,921

Electric Utilities–2.25%
Duke Energy	1,898	155,655
FirstEnergy	3,680	117,098
PG&E	611	40,546

		313,299

Electrical Equipment–0.88%
Eaton	736	54,574
Emerson Electric	1,150	68,839

		123,413

Energy Equipment & Services–0.55%
Halliburton	614	30,215
Schlumberger	592	46,235

		76,450

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Equity Real Estate Investment Trusts–2.33%
AvalonBay Communities	407	$74,725
Crown Castle International	856	80,849
DDR	2,634	33,004
Federal Realty Investment Trust	210	28,035
Mid-America Apartment Communities	602	61,247
RLJ Lodging Trust	1,997	46,949

		324,809

Food & Staples Retailing–0.27%
Wal-Mart Stores	520	37,482

		37,482

Food Products–0.25%
Campbell Soup	603	34,516

		34,516

Health Care Equipment & Supplies–1.31%
Abbott Laboratories	2,700	119,907
Medtronic	788	63,481

		183,388

Health Care Providers & Services–0.50%
Aetna	549	70,025

		70,025

Hotels, Restaurants & Leisure–0.63%
McDonald’s	682	88,394

		88,394

Household Products–0.69%
Kimberly-Clark	390	51,336
Procter & Gamble	505	45,374

		96,710

Industrial Conglomerates–1.15%
General Electric	5,379	160,294

		160,294

Insurance–1.18%
Arthur J. Gallagher & Co.	526	29,740
Hartford Financial Services Group	835	40,138
MetLife	1,803	95,234

		165,112

Media–0.94%
Comcast Class A	1,614	60,670
Viacom Class B	1,505	70,163

		130,833

Oil, Gas & Consumable Fuels–2.02%
Chevron	923	99,102
ConocoPhillips	687	34,261
Exxon Mobil	1,176	96,444

LVIP Goldman Sachs Income Builder Fund–1

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
Williams	1,750	$51,783

		281,590

Pharmaceuticals–3.02%
Allergan	123	29,387
Bristol-Myers Squibb	1,085	59,002
Eli Lilly & Co.	704	59,213
Johnson & Johnson	413	51,439
Merck & Co.	620	39,395
Pfizer	5,322	182,066

		420,502

Road & Rail–0.43%
Union Pacific	571	60,480

		60,480

Semiconductors & Semiconductor Equipment–0.28%
Texas Instruments	485	39,072

		39,072

Software–1.47%
Microsoft	1,866	122,895
Oracle	1,843	82,216

		205,111

Specialty Retail–0.24%
L Brands	700	32,970

		32,970

Technology Hardware, Storage & Peripherals–0.58%
Apple	559	80,306

		80,306

Tobacco–0.58%
Altria Group	379	27,068
Reynolds American	844	53,189

		80,257

Total U.S. Markets (Cost $3,823,471)		4,247,709

§DEVELOPED MARKETS–4.90%
Beverages–0.38%
Anheuser-Busch InBev ADR	481	52,795

		52,795

Construction & Engineering–0.50%
Vinci ADR	3,553	70,456

		70,456

Electric Utilities–0.51%
Fortis	2,165	71,791

		71,791

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Electronic Equipment, Instruments & Components–0.21%
TE Connectivity	386	$28,776

		28,776

Oil, Gas & Consumable Fuels–1.39%
BP ADR	2,283	78,809
Royal Dutch Shell ADR Class A	2,173	114,582

		193,391

Personal Products–0.51%
Unilever (New York Shares)	1,433	71,191

		71,191

Tobacco–0.35%
Japan Tobacco ADR	3,018	48,831

		48,831

Transportation Infrastructure–0.56%
Atlantia ADR	6,024	77,890

		77,890

Wireless Telecommunication Services–0.49%
Vodafone Group ADR	2,605	68,850

		68,850

Total Developed Markets (Cost $667,989)		683,971

Total Common Stock (Cost $4,491,460)		4,931,680

CONVERTIBLE PREFERRED STOCK–1.06%
Allergan 5.50%, exercise price $352.80, expiration date 3/1/18	38	32,292
American Tower 5.50%, exercise price $116.40, expiration date 2/15/18	286	31,946
Exelon 6.50%, exercise price $43.75,expiration date 6/1/17	446	22,015
Wells Fargo & Co. 7.50%, exercise price $156.71, expiration date 12/31/49	50	62,000

Total Convertible Preferred Stock (Cost $146,880)		148,253

PREFERRED STOCK–1.87%
•Bank of America 6.10%	50,000	53,037
•Morgan Stanley 6.375%	837	23,151
Public Storage 5.75%	1,251	31,400
Qwest 6.50%	248	6,155
•SCE Trust III 5.75%	4,000	108,800

LVIP Goldman Sachs Income Builder Fund–2

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

PREFERRED STOCK (continued)
Verizon Communications 5.90%	1,433	$37,874

Total Preferred Stock (Cost $244,797)		260,417

MASTER LIMITED PARTNERSHIPS–1.01%
AllianceBernstein Holding	2,348	53,652
Energy Transfer Partners	1,319	48,170
Plains All American Pipeline	1,218	38,501

Total Master Limited Partnerships (Cost $137,149)		140,323

	Principal Amount°

CORPORATE BONDS–38.90%
Automobiles–0.21%
General Motors 6.75% 4/1/46	25,000	29,408

		29,408

Banks–4.13%
Bank of America 3.248% 10/21/27	100,000	95,393
•CoBank 6.25% 12/29/49	50,000	54,582
#Deutsche Bank 144A 4.25% 10/14/21	150,000	153,888
JPMorgan Chase
3.625% 12/1/27	100,000	97,229
•6.10% 10/29/49	25,000	26,450
•6.125% 12/29/49	50,000	53,063
Wells Fargo & Co 3.90% 5/1/45	100,000	95,986

		576,591

Beverages–1.34%
Anheuser-Busch InBev Finance
4.70% 2/1/36	125,000	132,656
4.90% 2/1/46	50,000	54,250

		186,906

Building Products–0.18%
#BMC East 144A 5.50% 10/1/24	25,000	25,500

		25,500

Capital Markets–0.74%
Morgan Stanley 4.00% 7/23/25	100,000	103,297

		103,297

Chemicals–0.39%
Ashland 6.875% 5/15/43	50,000	53,750

		53,750

Commercial Services & Supplies–0.73%
#Penske Truck Leasing 144A 3.375% 2/1/22	100,000	101,578

		101,578

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services–1.83%
Citigroup 4.45% 9/29/27	150,000	$152,123
#International Lease Finance 144A 7.125% 9/1/18	25,000	26,728
#Ladder Capital Finance Holdings 144A 5.25% 3/15/22	50,000	50,500
#Neuberger Berman Group 144A 4.50% 3/15/27	25,000	25,451

		254,802

Diversified Telecommunication Services–2.84%
AT&T 4.75% 5/15/46	150,000	140,496
#Intelsat Jackson Holdings 144A 8.00% 2/15/24	50,000	53,125
#SBA Communications 144A 4.875% 9/1/24	50,000	49,490
Telefonica Emisiones 7.045% 6/20/36	50,000	62,009
Verizon Communications 4.522% 9/15/48	100,000	90,959

		396,079

Electric Utilities–0.69%
Southern 4.40% 7/1/46	100,000	95,964

		95,964

Equity Real Estate Investment Trusts–1.65%
American Tower
3.375% 10/15/26	75,000	71,652
5.00% 2/15/24	75,000	81,113
DuPont Fabros Technology 5.625% 6/15/23	50,000	52,125
Equinix 5.375% 5/15/27	25,000	25,875

		230,765

Food & Staples Retailing–1.72%
CVS Health 5.125% 7/20/45	100,000	110,755
Sysco
3.75% 10/1/25	100,000	102,231
4.85% 10/1/45	25,000	26,533

		239,519

Food Products–1.04%
Kraft Heinz Foods 4.375% 6/1/46	100,000	94,216
#Post Holdings 144A 5.50% 3/1/25	50,000	50,500

		144,716

Health Care Providers & Services–1.93%
Community Health Systems 6.875% 2/1/22	50,000	43,187

LVIP Goldman Sachs Income Builder Fund–3

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
DaVita 5.00% 5/1/25	75,000	$75,375
HCA
4.75% 5/1/23	50,000	52,250
5.875% 2/15/26	25,000	26,438
Tenet Healthcare
•4.631% 6/15/20	50,000	50,500
#144A 7.50% 1/1/22	20,000	21,650

		269,400

Independent Power & Renewable Electricity Producers–0.43%
Dynegy 6.75% 11/1/19	45,000	46,463
NRG Energy 7.875% 5/15/21	13,000	13,423

		59,886

Insurance–0.69%
American International Group 4.50% 7/16/44	100,000	95,794

		95,794

Internet & Catalog Retail–1.31%
Amazon.com 4.95% 12/5/44	50,000	56,704
Priceline Group 3.65% 3/15/25	125,000	125,990

		182,694

Internet Software & Services–0.33%
Symantec 5.00% 4/15/25	20,000	20,475
VeriSign 5.25% 4/1/25	25,000	26,031

		46,506

IT Services–0.18%
#WEX 144A 4.75% 2/1/23	25,000	24,718

		24,718

Life Sciences Tools & Services–0.73%
Thermo Fisher Scientific 3.65% 12/15/25	100,000	101,529

		101,529

Media–2.78%
21st Century Fox America 6.15% 2/15/41	25,000	29,953
Charter Communications Operating 6.484% 10/23/45	50,000	57,766
Clear Channel Worldwide Holdings 6.50% 11/15/22	25,000	25,500
Comcast 4.60% 8/15/45	25,000	25,911
DISH DBS
5.875% 11/15/24	30,000	31,620
7.75% 7/1/26	10,000	11,650
#Sirius XM Radio 144A 4.625% 5/15/23	75,000	76,969
#Univision Communications 144A 5.125% 5/15/23	50,000	49,563
#Videotron 144A 5.375% 6/15/24	75,000	78,188

		387,120

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Metals & Mining–0.19%
#Glencore Finance Canada 144A 5.55% 10/25/42	25,000	$26,138

		26,138

Oil, Gas & Consumable Fuels–5.85%
Apache 4.75% 4/15/43	50,000	50,097
#Chesapeake Energy 144A 8.00% 1/15/25	20,000	20,075
#DCP Midstream Operating 144A 6.75% 9/15/37	25,000	27,000
Enterprise Products Operating
•4.742% 8/1/66	25,000	24,969
5.10% 2/15/45	100,000	104,838
#Halcon Resources 144A 6.75% 2/15/25	50,000	49,350
Kinder Morgan 5.55% 6/1/45	25,000	25,635
Kinder Morgan Energy Partners 7.30% 8/15/33	50,000	58,444
Laredo Petroleum 5.625% 1/15/22	25,000	25,063
Noble Holding International 7.75% 1/15/24	25,000	24,125
Plains All American Pipeline
3.60% 11/1/24	25,000	24,239
4.70% 6/15/44	100,000	90,832
Sabine Pass Liquefaction 5.625% 3/1/25	125,000	135,730
Weatherford International 6.80% 6/15/37	50,000	48,375
Williams Partners 6.30% 4/15/40	95,000	106,806

		815,578

Pharmaceuticals–2.48%
Mylan
3.95% 6/15/26	75,000	73,552
5.25% 6/15/46	100,000	102,788
Shire Acquisitions Investments Ireland 3.20% 9/23/26	100,000	95,414
Valeant Pharmaceuticals International
#144A 6.375% 10/15/20	25,000	22,750
#144A 7.00% 3/15/24	50,000	51,438

		345,942

Semiconductors & Semiconductor Equipment–0.76%
#Broadcom 144A 3.875% 1/15/27	50,000	50,363
#Micron Technology 144A 7.50% 9/15/23	50,000	55,938

		106,301

Software–0.70%
#BMC Software Finance 144A 8.125% 7/15/21	50,000	50,625
Microsoft 3.75% 2/12/45	50,000	47,552

		98,177

Specialty Retail–0.17%
L Brands 6.875% 11/1/35	25,000	24,250

		24,250

LVIP Goldman Sachs Income Builder Fund–4

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Technology Hardware, Storage & Peripherals–0.45%
#Diamond 1 Finance 144A 8.10% 7/15/36	50,000	$62,959

		62,959

Thrift & Mortgage Finance–0.36%
Nationstar Mortgage 6.50% 7/1/21	50,000	50,875

		50,875

Tobacco–1.27%
Reynolds American 5.85% 8/15/45	150,000	176,813

		176,813

Wireless Telecommunication Services–0.80%
Sprint 7.875% 9/15/23	100,000	111,000

		111,000

Total Corporate Bonds (Cost $5,326,994)		5,424,555

NON-AGENCY ASSET-BACKED SECURITIES–8.44%
#•Carlyle Global Market Strategies CLO Series 2014-4A A1R 144A 2.223% 10/15/26	350,000	350,149
•Chase Education Loan Trust Series 2007-A A3 1.221% 12/28/23	77,780	77,519
#•Limerock CLO II Series 2014-2A AR 144A 2.31% 4/18/26	250,000	249,897
#•Madison Park Funding XII Series 2014-12A AR 144A 2.275% 7/20/26	250,000	250,221
#•Staniford Street CLO Series 2014-1A AR 144A 2.311% 6/15/25	250,000	249,948

Total Non-Agency Asset-Backed Securities (Cost $1,176,711)		1,177,734

«LOAN AGREEMENTS–4.51%
AdvancePierre Foods Tranche B 1st Lien 4.00% 6/2/23	13,377	13,562
Axalta Coating Systems US Holdings Tranche B 1st Lien 3.647% 2/1/23	18,863	19,049
Builders Firstsource Tranche B 1st Lien 4.00% 2/29/24	24,875	24,903
EnergySolutions Tranche B 1st Lien 6.75% 5/29/20	21,192	21,466
Equinix Tranche B 1st Lien 3.281% 1/9/23	49,750	50,216
First Data 1st Lien 3.984% 3/24/21	22,346	22,541
First Data Tranche B 1st Lien 3.984% 7/10/22	23,324	23,528
Getty Images Tranche B 1st Lien 4.75% 10/18/19	24,552	21,568
Global Payments Tranche B 1st Lien 3.482% 4/22/23	12,943	13,044

	Principal Amount°	Value (U.S. $)

«LOAN AGREEMENTS (continued)
Infor US Tranche B 1st Lien 3.897% 2/6/22	24,687	$24,649
Intelsat Jackson Holdings Tranche B2 1st Lien 3.887% 6/30/19	50,000	49,071
MEG Energy Tranche B 1st Lien 4.50% 12/31/23	24,349	24,393
Micron Technology Tranche B 1st Lien 4.74% 4/26/22	24,813	24,995
Neiman Marcus Group 1st Lien 4.25% 10/25/20	24,557	19,810
Sabre GLBL Tranche B 1st Lien 3.732% 2/22/24	12,253	12,368
Shearer’s Foods 1st Lien 5.397% 7/30/21	24,688	24,780
SIG Combibloc US Acquisition Tranche B 1st Lien 4.00% 3/13/22	24,026	24,238
SS&C European Holdings Tranche B2 1st Lien 3.031% 7/8/22	1,592	1,603
SS&C Technologies Tranche B1 1st Lien 3.232% 7/8/22	16,594	16,700
Sybil Software Tranche B 1st Lien 5.00% 8/3/22	24,688	24,934
TransDigm Tranche C 1st Lien 3.982% 2/28/20	49,487	49,525
U.S. Renal Care 1st Lien 5.397% 12/31/22	24,688	23,229
Univar USA Tranche B 1st Lien 3.732% 7/1/22	24,688	24,776
Valeant Pharmaceuticals International Tranche B-F1 1st Lien 5.57% 4/1/22	44,106	44,280
Victory Capital Operating 1st Lien 8.647% 10/31/21	29,577	29,935

Total Loan Agreements (Cost $628,605)		629,163

U.S. TREASURY OBLIGATIONS–5.48%
U.S. Treasury Bond 3.00% 11/15/45	370,000	367,803
U.S. Treasury Note 1.375% 9/30/20	400,000	396,055

Total U.S. Treasury Obligations (Cost $771,506)		763,858

LVIP Goldman Sachs Income Builder Fund–5

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–6.39%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	890,730	$890,730

Total Money Market Fund (Cost $890,730)		890,730

TOTAL VALUE OF SECURITIES–103.02% (Cost $13,814,832)	$14,366,713
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(3.02%)	(421,506)

NET ASSETS APPLICABLE TO 1,417,846 SHARES OUTSTANDING–100.00%	$13,945,207

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2017, the aggregate value of Rule 144A securities was $2,304,699, which represents 16.53% of the Fund’s net assets.

•	Variable rate security. The rate shown is the rate as of March 31, 2017. Interest rates reset periodically.

«	Includes $28,180 cash collateral held at broker for futures contracts as of March 31, 2017.

«

Loan agreements generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at March 31, 2017.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

The following futures contracts were outstanding at March 31, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
Interest Rate Contracts:
4	U.S. Treasury 2 yr Notes	$865,708	$865,812	7/1/17	$104
2	U.S. Treasury 5 yr Notes	235,281	235,453	7/3/17	172
(1)	U.S. Treasury 10 yr Notes	(124,539)	(124,563)	6/22/17	(24)
(1)	U.S. Treasury Long Bonds	(151,949)	(150,844)	6/22/17	1,105
(6)	U.S. Treasury Ultra Bonds	(961,772)	(963,750)	6/22/17	(1,978)

Total					$(621)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

CLO–Collateralized Loan Obligation

IT–Information Technology

yr–Year

See accompanying notes.

LVIP Goldman Sachs Income Builder Fund–6

LVIP Goldman Sachs Income Builder Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Goldman Sachs Income Builder Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under the policies adopted by Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes the Fund were as follows:

Cost of investments	$13,814,832

Aggregate unrealized appreciation	$676,101
Aggregate unrealized depreciation	(124,220)

Net unrealized appreciation	$551,881

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may

LVIP Goldman Sachs Income Builder Fund–7

LVIP Goldman Sachs Income Builder Fund

Notes (continued)

2. Investments (continued)

also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Total
Investments:

Assets:
Agency, Asset & Mortgage-Backed Securities	$—	$1,177,734	$1,177,734
Common Stock	4,931,680	—	4,931,680
Convertible Preferred Stock	148,253	—	148,253
Preferred Stock	207,380	53,037	260,417
Master Limited Partnerships	140,323	—	140,323
Corporate Bonds	—	5,424,555	5,424,555
Loan Agreements	—	629,163	629,163
U.S. Treasury Obligation	—	763,858	763,858
Money Market Fund	890,730	—	890,730

Total Investments	$6,318,366	$8,048,347	$14,366,713

Derivatives:

Assets:
Futures Contracts	$1,381	$—	$1,381

Liabilities:
Futures Contracts	$(2,002)	$—	$(2,002)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. International fair value pricing was not utilized at March 31,2017. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP Goldman Sachs Income Builder Fund–8

LVIP Government Money Market Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY OBLIGATIONS–58.30%
Fannie Mae Discount Notes
≠0.51% 4/3/17	14,045,000	$14,044,602
≠0.74% 5/1/17	9,290,000	9,285,897
≠0.76% 6/1/17	1,785,000	1,783,094
≠0.88% 6/1/17	9,000,000	8,988,603
Federal Farm Credit Banks
•0.883% 12/28/17	2,445,000	2,444,835
•0.921% 7/14/17	3,750,000	3,749,577
•1.023% 9/5/17	3,555,000	3,554,843
•1.023% 1/2/18	3,750,000	3,748,861
•1.033% 4/20/17	15,000,000	15,000,118
•1.086% 9/21/17	5,000,000	5,000,000
Federal Farm Credit Discount Notes
≠0.79% 7/11/17	4,620,000	4,612,223
≠0.87% 9/29/17	3,565,000	3,552,632
≠0.98% 1/11/18	4,680,000	4,648,137
Federal Home Loan Bank Discount Notes
≠0.70% 4/7/17	37,365,000	37,361,677
≠0.70% 4/11/17	6,500,000	6,499,115
≠0.70% 4/19/17	11,500,000	11,497,217
≠0.74% 5/1/17	4,000,000	3,998,167
≠0.74% 5/3/17	8,660,000	8,655,782
≠0.74% 5/10/17	8,980,000	8,974,679
≠0.74% 5/12/17	5,500,000	5,496,555
≠0.80% 8/1/17	8,060,000	8,042,519
≠0.80% 8/11/17	6,780,000	6,763,990
≠0.80% 8/23/17	3,500,000	3,490,270
≠0.80% 8/25/17	4,240,000	4,228,393
≠0.80% 8/30/17	9,000,000	8,973,764
≠0.89% 10/18/17	5,375,000	5,352,604
≠0.914% 9/22/17	3,000,000	2,986,805
≠0.921% 9/20/17	6,500,000	6,471,522
Federal Home Loan Banks
0.625% 5/30/17	6,445,000	6,444,047
•0.688% 5/10/17	6,000,000	5,999,869
•0.688% 5/9/18	3,500,000	3,500,000
•0.741% 4/13/18	14,350,000	14,350,000
•0.79% 3/13/18	6,635,000	6,635,000
•0.803% 5/4/17	3,760,000	3,760,000
•0.812% 8/25/17	4,200,000	4,200,000
•0.814% 7/9/18	7,000,000	7,000,000
0.875% 3/19/18	5,500,000	5,488,011
•0.885% 7/6/17	3,630,000	3,630,000
•0.889% 7/7/17	9,000,000	9,000,000
•0.912% 8/22/17	3,800,000	3,799,959
•0.957% 10/27/17	10,660,000	10,659,858
•0.996% 6/15/17	8,425,000	8,425,000
•1.013% 10/16/17	5,600,000	5,600,000
•1.106% 3/8/18	2,825,000	2,825,267
1.375% 3/9/18	5,000,000	5,012,597
Federal Home Loan Mortgage 0.75% 7/14/17	2,500,000	2,500,833

	Principal Amount°	Value (U.S. $)

AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage (continued)
•0.921% 11/13/17	1,920,000	$1,920,859
•0.979% 1/8/18	3,395,000	3,395,000
•0.988% 1/12/18	3,395,000	3,395,000
1.00% 9/29/17	4,900,000	4,906,579
Federal National Mortgage Association
0.875% 10/26/17	9,270,000	9,277,160
0.875% 3/28/18	6,000,000	5,986,621
•0.938% 8/16/17	4,180,000	4,179,679
Freddie Mac Discount Notes
≠0.70% 4/6/17	3,980,000	3,979,735
≠0.74% 5/10/17	5,980,000	5,976,631
≠0.803% 8/2/17	5,530,000	5,514,885
≠0.833% 8/3/17	10,485,000	10,455,024
≠0.89% 10/16/17	11,380,000	11,334,309

Total Agency Obligations (Cost $388,358,404)		388,358,404

U.S. TREASURY OBLIGATIONS–6.19%
U.S. Treasury Bills
≠0.74% 4/27/17	7,200,000	7,196,854
≠0.909% 9/28/17	6,000,000	5,972,850
•U.S. Treasury Floating Rate Note 0.982% 4/30/18	20,000,000	19,998,801
U.S. Treasury Note 0.75% 2/28/18	8,040,000	8,028,321

Total U.S. Treasury Obligations (Cost $41,196,826)		41,196,826

REPURCHASE AGREEMENTS–37.03%
Bank of Montreal 0.78%, dated 3/31/17, to be repurchased on 4/3/17, repurchase price $20,001,300 (collateralized by U.S. government obligations 1.25%–5.50% 4/30/18–3/20/47; market value $20,533,895)	20,000,000	20,000,000
Bank of Nova Scotia 0.79%, dated 3/31/17, to be repurchased on 4/3/17, repurchase price $25,001,646 (collateralized by U.S. government obligations 1.00%–5.25% 11/30/18–11/15/28; market value $25,501,773)	25,000,000	25,000,000

LVIP Government Money Market Fund–1

LVIP Government Money Market Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

REPURCHASE AGREEMENTS (continued)
BNP Paribas 0.80%, dated 3/31/17, to be repurchased on 4/3/17, repurchase price $35,002,333 (collateralized by U.S. government obligations 0.00%–8.75% 7/15/17–11/15/44; market value $35,700,000)	35,000,000	$35,000,000
Citigroup Global Markets 0.80%, dated 3/31/17, to be repurchased on 4/3/17, repurchase price $25,001,667 (collateralized by U.S. government obligations 0.000% 9/28/17; market value $25,500,057)	25,000,000	25,000,000
Goldman Sachs & Co. 0.79%, dated 3/31/17, to be repurchased on 4/3/17, repurchase price $20,001,317 (collateralized by U.S. government agency obligations 4.00%–4.50% 10/1/41–3/1/42; market value $20,600,000)	20,000,000	20,000,000
Mizuho Securities USA 0.81%, dated 3/31/17, to be repurchased on 4/3/17, repurchase price $25,001,688 (collateralized by U.S. government obligations 0.375%–3.375% 8/15/18– 5/15/44; market value $25,500,102)	25,000,000	25,000,000
Morgan Stanley & Co. 0.76%, dated 3/31/17, to be repurchased on 4/3/17, repurchase price $20,001, 267 (collateralized by U.S. government obligations 6.25% 5/15/30; market value $20,400,038)	20,000,000	20,000,000

	Principal Amount°	Value (U.S. $)

REPURCHASE AGREEMENTS (continued)
RBC Capital Markets 0.78%, dated 3/31/17, to be repurchased on 4/3/17, repurchase price $30,001,950 (collateralized by U.S. government agency obligations 2.50%–7.17% 10/15/31–3/1/47; market value $31,471,396)	30,000,000	$30,000,000
Societe Generale: 0.78%, dated 3/31/17, to be repurchased on 4/3/17, repurchase price $21,701,411 (collateralized by U.S. government obligations 0.00%–3.375% 10/12/17–4/15/32; market value $22,134,023)	21,700,000	21,700,000
TD Securities USA 0.81%, dated 3/31/17, to be repurchased on 4/3/17, repurchase price $25,001,688 (collateralized by U.S. government agency obligations 3.500% 12/1/46; market value $25,750,001)	25,000,000	25,000,000

Total Repurchase Agreements (Cost $246,700,000)		246,700,000

	Number of Shares

MONEY MARKET FUND–0.05%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.66%)	319,586	319,586

Total Money Market Fund (Cost $319,586)		319,586

TOTAL VALUE OF SECURITIES–101.57% (Cost $676,574,816)Δ	676,574,816
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.57%)	(10,432,325)

NET ASSETS APPLICABLE TO 66,612,124 SHARES OUTSTANDING–100.00%	$666,142,491

Δ	Also the cost for federal income tax purposes.

•	Variable rate security. The rate shown is the rate as of March 31, 2017. Interest rates reset periodically.

LVIP Government Money Market Fund–2

LVIP Government Money Market Fund

Schedule of Investments (continued)

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars.

See accompanying notes.

LVIP Government Money Market Fund–3

LVIP Government Money Market Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Government Money Market Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Securities are valued at amortized cost, which approximates market value and is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity. Significant inputs to the amortization cost method include purchase cost security, premium or discount at the purchase date and time to maturity. U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Total
Investments:

Assets:
Agency Obligations	$—	$388,358,404	$388,358,404
U.S. Treasury Obligations	—	41,196,826	41,196,826
Repurchase Agreements	—	246,700,000	246,700,000
Money Market Fund	319,586	—	319,586

Total Investments	$319,586	$676,255,230	$676,574,816

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP Government Money Market Fund–4

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–93.00%
Equity Funds–93.00%
*Invesco V.I. Core Equity Fund	2,398,395	$86,462,152
*Invesco V.I. Diversified Dividend Fund	3,187,918	86,169,437
**Invesco V.I. Equity and Income Fund	6,291,001	114,307,490

Total Affiliated Investments (Cost $272,797,396)		286,939,079

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT–6.92%
Money Market Fund–6.92%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	21,350,053	$21,350,053

Total Unaffiliated Investment (Cost $21,350,053)		21,350,053

TOTAL VALUE OF SECURITIES–99.92% (Cost $294,147,449)	308,289,132
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.08%	246,941

NET ASSETS APPLICABLE TO 28,636,045 SHARES OUTSTANDING–100.00%	$308,536,073

*	Series I Shares.

**	Series II Shares.

«	Includes $541,431 cash collateral and $161,750 foreign currencies collateral held at broker for futures contracts as of March 31, 2017.

The following futures contracts were outstanding at March 31, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
Currency Contracts:
7	British Pound	$535,495	$549,325	6/20/17	$13,830
6	Euro	794,606	804,150	6/20/17	9,544
5	Japanese Yen	547,921	563,219	6/20/17	15,298

					38,672

Equity Contracts:
2	E-mini Russell 2000 Index	136,139	138,440	6/19/17	2,301
101	E-mini S&P 500 Index	11,947,549	11,913,960	6/17/17	(33,589)
11	E-mini S&P MidCap 400 Index	1,884,985	1,890,020	6/19/17	5,035
24	Euro STOXX 50 Index	853,929	877,166	6/19/17	23,237
6	FTSE 100 Index	547,403	546,928	6/19/17	(475)
3	Nikkei 225 Index (OSE)	518,380	509,566	6/9/17	(8,814)

					(12,305)

Total					$26,367

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–1

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Invesco Diversified Equity-Income Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the Invesco Funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$294,147,449

Aggregate unrealized appreciation	$14,607,305
Aggregate unrealized depreciation	(465,622)

Net unrealized appreciation	$14,141,683

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–2

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:

Assets:
Affiliated Investments	$286,939,079
Unaffiliated Investments	21,350,053

Total Investments	$308,289,132

Derivatives:

Assets:
Futures Contracts	$69,245

Liabilities:
Futures Contracts	$(42,878)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuer’s outstanding securities (non-LVIP Funds). Affilated investments of the Fund and the corresponding investment activity for the period ended March 31, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/17	Dividends	Capital Gain Distributions
Invesco V.I. Core Equity Fund	$76,380,461	$7,034,762	$297,475	$(50,032)	$3,394,436	$86,462,152	$—	$—
Invesco V.I. Diversified Dividend Fund	77,552,390	7,034,762	393,045	(2,445)	1,977,775	86,169,437	—	—
Invesco V.I. Equity and Income Fund	102,490,722	9,800,966	393,221	(27,038)	2,436,061	114,307,490	—	—

Total	$256,423,573	$23,870,490	$1,083,741	$(79,515)	$7,808,272	$286,939,079	$—	$—

4. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–3

LVIP Invesco Select Equity Managed Volatility Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–65.53%
Equity Fund–65.53%
*Invesco V.I. Equally-Weighted S&P 500 Fund	4,850,547	$88,134,442

Total Affiliated Investment (Cost $79,651,126)		88,134,442

UNAFFILIATED INVESTMENTS–34.36%
Equity Fund–27.58%
*Invesco V.I. Comstock Fund	1,945,979	37,090,352

		37,090,352

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
Money Market Fund–6.78%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	9,119,654	$9,119,654

		9,119,654

Total Unaffiliated Investments (Cost $42,094,079)		46,210,006

TOTAL VALUE OF SECURITIES–99.89% (Cost $121,745,205)	134,344,448
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.11%	142,163

NET ASSETS APPLICABLE TO 13,174,408 SHARES OUTSTANDING–100.00%	$134,486,611

*	Series I Shares.

«	Includes $290,063 cash collateral and $37,117 foreign currencies collateral held at broker for futures contracts as of March 31, 2017.

The following futures contracts were outstanding at March 31, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
Equity Contracts:
47	E-mini S&P 500 Index	$5,559,189	$5,544,120	6/17/17	$(15,069)
13	E-mini S&P MidCap 400 Index	2,225,889	2,233,660	6/19/17	7,771
2	Euro STOXX 50 Index	71,205	73,097	6/19/17	1,892

Total					$(5,406)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

S&P–Standard & Poor’s

See accompanying notes.

LVIP Invesco Select Equity Managed Volatility Fund–1

LVIP Invesco Select Equity Managed Volatility Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Invesco Select Equity Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the Invesco V.I. Comstock Fund and the Invesco V.I. Equally-Weighted S&P 500 Fund (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$121,745,205

Aggregate unrealized appreciation	$12,599,243
Aggregate unrealized depreciation	—

Net unrealized appreciation	$12,599,243

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:

Assets:
Affiliated Investment	$88,134,442
Unaffiliated Investments	46,210,006

Total Investments	$134,344,448

Derivatives:

Assets:
Futures Contracts	$9,663

Liabilities:
Futures Contracts	$(15,069)

There were no Level 3 investments at the beginning or end of the period.

LVIP Invesco Select Equity Managed Volatility Fund–2

LVIP Invesco Select Equity Managed Volatility Fund

Notes (continued)

2. Investments (continued)

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/17	Dividends	Capital Gain Distributions
Invesco V.I. Equally-Weighted S&P 500 Fund	$86,226,377	$773,195	$3,459,135	$74,813	$4,519,192	$88,134,442	$—	$—

4. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP Invesco Select Equity Managed Volatility Fund–3

LVIP JPMorgan High Yield Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS–91.21%
Aerospace & Defense–1.76%
Arconic
5.125% 10/1/24	1,025,000	$1,063,950
5.40% 4/15/21	768,000	819,494
5.87% 2/23/22	1,574,000	1,706,688
6.75% 1/15/28	614,000	676,551
Bombardier
#144A 4.75% 4/15/19	410,000	417,687
#144A 6.00% 10/15/22	1,232,000	1,219,064
#144A 6.125% 1/15/23	1,956,000	1,921,770
#144A 7.50% 3/15/25	449,000	461,348
#144A 7.75% 3/15/20	112,000	120,120
#144A 8.75% 12/1/21	840,000	921,900
#Koppers 144A 6.00% 2/15/25	465,000	481,275
Orbital ATK
5.25% 10/1/21	400,000	414,500
5.50% 10/1/23	505,000	522,675
TransDigm
5.50% 10/15/20	500,000	503,125
6.00% 7/15/22	1,956,000	1,986,514
6.375% 6/15/26	632,000	633,953
6.50% 7/15/24	175,000	177,844
#144A 6.50% 5/15/25	682,000	689,673
6.50% 5/15/25	400,000	404,500

		15,142,631

Air Freight & Logistics–0.20%
XPO Logistics
#144A 6.125% 9/1/23	400,000	417,500
#144A 6.50% 6/15/22	1,200,000	1,264,500

		1,682,000

Airlines–0.46%
#American Airlines Group 144A 5.50% 10/1/19	300,000	313,500
◆Continental Airlines 2004-ERJ1 Pass Through Trust 9.558% 9/1/19	220,392	235,544
◆UAL Pass Through Trust Series 2007-1 Class A 6.636% 7/2/22	269,651	291,897
United Continental Holdings 5.00% 2/1/24	1,480,000	1,481,850
◆US Airways Series 2013-1 Class B Pass Through Trust 5.375% 11/15/21	1,552,509	1,622,372

		3,945,163

Auto Components–1.32%
American Axle & Manufacturing
#144A 6.25% 4/1/25	1,575,000	1,580,906
#144A 6.50% 4/1/27	1,717,000	1,715,918
6.625% 10/15/22	76,000	78,660
#Cooper-Standard Automotive 144A 5.625% 11/15/26	571,000	572,427
Dana 5.50% 12/15/24	422,000	429,385

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Auto Components (continued)
Goodyear Tire & Rubber
4.875% 3/15/27	1,037,000	$1,039,593
5.00% 5/31/26	1,060,000	1,089,150
5.125% 11/15/23	885,000	923,166
IHO Verwaltungs PIK
#~144A 4.50% 9/15/23	420,000	416,325
#~144A 4.75% 9/15/26	300,000	293,250
#JB Poindexter 144A 9.00% 4/1/22	609,000	639,450
Tenneco 5.375% 12/15/24	296,000	305,434
Titan International 6.875% 10/1/20	695,000	721,062
#ZF North America Capital 144A 4.75% 4/29/25	1,504,000	1,562,280

		11,367,006

Automobiles–0.55%
Fiat Chrysler Automobiles 5.25% 4/15/23	2,034,000	2,102,139
#Jaguar Land Rover Automotive 144A 5.625% 2/1/23	150,000	156,563
=‡Motors Liquidation 8.80% 3/1/21	425,000	0
Navistar International 8.25% 11/1/21	2,445,000	2,457,200

		4,715,902

Banks–2.10%
•Barclays 8.25% 12/29/49	1,085,000	1,143,015
CIT Group
5.00% 8/15/22	2,835,000	2,974,964
5.375% 5/15/20	1,963,000	2,096,739
Citigroup
•5.95% 12/31/49	495,000	516,042
•6.125% 12/29/49	495,000	522,844
•6.25% 12/29/49	660,000	712,800
#•Credit Agricole 144A 8.125% 12/29/49	784,000	837,900
#Provident Funding Associates 144A 6.75% 6/15/21	400,000	410,000
Royal Bank of Scotland Group
5.125% 5/28/24	680,000	688,641
6.10% 6/10/23	3,304,000	3,515,658
6.125% 12/15/22	2,370,000	2,512,665
•7.50% 12/29/49	908,000	897,785
•8.625% 12/29/49	335,000	350,075
#•Societe Generale 144A 7.375% 12/29/49	864,000	879,638

		18,058,766

Beverages–0.12%
#Cott Holdings 144A 5.50% 4/1/25	1,016,000	1,036,625

		1,036,625

Biotechnology–0.09%
Concordia International
#‡144A 7.00% 4/15/23	2,596,000	512,710
#144A 9.00% 4/1/22	337,000	244,746

		757,456

LVIP JPMorgan High Yield Fund–1

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Building Products–1.00%
#Airxcel 144A 8.50% 2/15/22	480,000	$495,600
#Hardwoods Acquisition 144A 7.50% 8/1/21	1,069,000	956,755
#Masonite International 144A 5.625% 3/15/23	835,000	856,284
#NCI Building Systems 144A 8.25% 1/15/23	730,000	795,700
#NWH Escrow 144A 7.50% 8/1/21	585,000	520,650
Standard Industries
#144A 5.50% 2/15/23	492,000	504,300
#144A 6.00% 10/15/25	1,118,000	1,159,925
Summit Materials 6.125% 7/15/23	2,435,000	2,495,875
U.S. Concrete 6.375% 6/1/24	810,000	842,400

		8,627,489

Capital Markets–0.19%
•Goldman Sachs Group 5.70% 12/29/49	594,000	614,879
#MSCI 144A 5.25% 11/15/24	955,000	1,009,913

		1,624,792

Chemicals–2.24%
#Axalta Coating Systems 144A 4.875% 8/15/24	560,000	575,400
Blue Cube Spinco
9.75% 10/15/23	1,802,000	2,166,905
10.00% 10/15/25	817,000	990,613
CF Industries
#144A 4.50% 12/1/26	509,000	518,264
5.15% 3/15/34	1,531,000	1,435,313
5.375% 3/15/44	236,000	206,795
Chemours 7.00% 5/15/25	790,000	854,385
#GCP Applied Technologies 144A 9.50% 2/1/23	969,000	1,102,237
Hexion 6.625% 4/15/20	4,100,000	3,792,500
Momentive Performance Materials
3.88% 10/24/21	775,000	766,281
=‡8.875% 10/15/20	600,000	0
NOVA Chemicals
#144A 5.00% 5/1/25	401,000	409,020
#144A 5.25% 8/1/23	880,000	903,100
#Nufarm Australia 144A 6.375% 10/15/19	574,000	590,503
Olin 5.125% 9/15/27	900,000	917,460
PolyOne 5.25% 3/15/23	2,064,000	2,089,800
Scotts Miracle-Gro
#144A 5.25% 12/15/26	435,000	441,525
6.00% 10/15/23	450,000	480,375
#Valvoline 144A 5.50% 7/15/24	175,000	184,187
#Versum Materials 144A 5.50% 9/30/24	820,000	849,725

		19,274,388

Commercial Services & Supplies–2.09%
#ACCO Brands 144A 5.25% 12/15/24	529,000	532,967
#ACE Cash Express 144A 11.00% 2/1/19	2,182,000	2,149,270

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Services & Supplies (continued)
ADT
3.50% 7/15/22	262,000	$252,175
4.125% 6/15/23	3,718,000	3,569,280
Covanta Holding
5.875% 3/1/24	350,000	356,125
5.875% 7/1/25	156,000	156,683
6.375% 10/1/22	144,000	149,040
#Garda World Security 144A
7.25% 11/15/21	1,768,000	1,714,960
Harland Clarke Holdings
#144A 6.875% 3/1/20	700,000	712,250
#144A 8.375% 8/15/22	574,000	589,785
#Live Nation Entertainment 144A 4.875% 11/1/24	1,230,000	1,233,075
#Nielsen Co. Luxembourg 144A 5.00% 2/1/25	825,000	823,969
#Prime Security Services Borrower 144A 9.25% 5/15/23	4,735,000	5,202,581
Quad/Graphics 7.00% 5/1/22	490,000	492,450

		17,934,610

Communications Equipment–0.75%
Avaya
#‡144A 7.00% 4/1/19	2,137,000	1,698,915
#‡144A 10.50% 3/1/21	862,000	146,540
CommScope
#144A 5.00% 6/15/21	928,000	957,000
#144A 5.50% 6/15/24	810,000	840,634
CommScope Technologies
#144A 5.00% 3/15/27	620,000	620,589
#144A 6.00% 6/15/25	547,000	575,717
‡Goodman Networks 12.125% 7/1/18	1,072,000	439,520
Nokia
5.375% 5/15/19	418,000	442,557
6.625% 5/15/39	658,000	701,593

		6,423,065

Construction & Engineering–0.95%
AECOM
#144A 5.125% 3/15/27	2,230,000	2,241,150
5.875% 10/15/24	2,624,000	2,801,120
MasTec 4.875% 3/15/23	1,674,000	1,661,445
Tutor Perini 7.625% 11/1/18	1,491,000	1,493,796

		8,197,511

Construction Materials–1.21%
Cemex
#144A 5.70% 1/11/25	2,925,000	3,042,000
#144A 6.125% 5/5/25	2,536,000	2,712,759
#144A 7.75% 4/16/26	560,000	631,518
Cemex Finance
#144A 6.00% 4/1/24	200,000	210,800

LVIP JPMorgan High Yield Fund–2

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Construction Materials (continued)
Cemex Finance (continued)
#144A 9.375% 10/12/22	3,470,000	$3,758,010

		10,355,087

Consumer Finance–1.20%
Ally Financial
4.625% 5/19/22	6,399,000	6,542,977
5.75% 11/20/25	2,005,000	2,060,138
8.00% 11/1/31	1,430,000	1,705,275

		10,308,390

Containers & Packaging–1.77%
#Ardagh Packaging Finance 144A 7.25% 5/15/24	525,000	563,719
Ball
4.375% 12/15/20	700,000	735,875
5.00% 3/15/22	135,000	142,931
5.25% 7/1/25	1,066,000	1,132,625
Berry Plastics
5.125% 7/15/23	1,385,000	1,424,819
5.50% 5/15/22	500,000	521,250
6.00% 10/15/22	500,000	530,625
#BWAY Holding 144A 5.50% 4/15/24	1,530,000	1,546,264
Cascades
#144A 5.50% 7/15/22	465,000	466,163
#144A 5.75% 7/15/23	510,000	512,550
#Crown Americas 144A 4.25% 9/30/26	690,000	665,422
#Flex Acquisition 144A 6.875% 1/15/25	266,000	272,244
Graphic Packaging International 4.75% 4/15/21	357,000	373,957
Owens-Brockway Glass Container
#144A 5.00% 1/15/22	685,000	707,263
#144A 5.375% 1/15/25	199,000	202,731
#144A 5.875% 8/15/23	105,000	111,300
#144A 6.375% 8/15/25	460,000	492,487
Reynolds Group Issuer
#144A 5.125% 7/15/23	850,000	874,438
5.75% 10/15/20	1,385,000	1,426,564
6.875% 2/15/21	281,939	290,045
Sealed Air
#144A 4.875% 12/1/22	360,000	376,423
#144A 5.125% 12/1/24	660,000	688,875
#144A 5.25% 4/1/23	200,000	211,000
#144A 5.50% 9/15/25	500,000	531,250
#144A 6.50% 12/1/20	355,000	399,375

		15,200,195

Diversified Consumer Services–0.16%
Service Corp International
5.375% 5/15/24	775,000	809,177
8.00% 11/15/21	500,000	584,375

		1,393,552

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services–1.17%
#CNG Holdings 144A 9.375% 5/15/20	1,518,000	$1,392,765
#Dana Financing Luxembourg 144A 5.75% 4/15/25	987,000	998,104
Fly Leasing 6.75% 12/15/20	200,000	210,250
Icahn Enterprises
5.875% 2/1/22	884,000	901,680
#144A 6.25% 2/1/22	312,000	317,460
#144A 6.75% 2/1/24	312,000	322,530
#Ladder Capital Finance Holdings 144A 5.25% 3/15/22	625,000	631,250
#LPL Holdings 144A 5.75% 9/15/25	673,000	681,413
#NFP 144A 9.00% 7/15/21	796,000	844,238
#Quicken Loans 144A 5.75% 5/1/25	2,570,000	2,537,875
Springleaf Finance
7.75% 10/1/21	475,000	507,656
8.25% 12/15/20	666,000	729,270

		10,074,491

Diversified Telecommunication Services–4.88%
#Cincinnati Bell 144A 7.00% 7/15/24	878,000	922,997
Consolidated Communications 6.50% 10/1/22	853,000	823,145
Embarq 7.995% 6/1/36	10,256,000	10,256,000
Frontier Communications
6.25% 9/15/21	2,665,000	2,491,775
8.50% 4/15/20	3,044,000	3,222,835
9.25% 7/1/21	2,406,000	2,442,090
10.50% 9/15/22	1,290,000	1,312,575
11.00% 9/15/25	1,240,000	1,212,100
Hughes Satellite Systems
#144A 5.25% 8/1/26	1,641,000	1,641,000
#144A 6.625% 8/1/26	564,000	578,100
#Intelsat Connect Finance 144A 12.50% 4/1/22	398,000	357,205
Intelsat Jackson Holdings
5.50% 8/1/23	1,275,000	1,058,250
7.25% 4/1/19	711,000	681,671
7.25% 10/15/20	1,205,000	1,104,081
7.50% 4/1/21	1,165,000	1,052,869
#144A 8.00% 2/15/24	2,416,000	2,567,000
Level 3 Financing
5.125% 5/1/23	210,000	215,250
5.25% 3/15/26	1,335,000	1,345,013
5.375% 8/15/22	585,000	606,206
5.375% 1/15/24	421,000	432,051
5.375% 5/1/25	1,600,000	1,632,000
5.625% 2/1/23	524,000	543,650
Qwest 7.25% 9/15/25	400,000	437,904
Qwest Capital Funding
6.875% 7/15/28	124,000	118,265
7.75% 2/15/31	832,000	784,160

LVIP JPMorgan High Yield Fund–3

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
SBA Communications
4.875% 7/15/22	683,000	$694,953
#144A 4.875% 9/1/24	290,000	287,042
#Virgin Media Finance 144A 6.375% 4/15/23	1,760,000	1,843,600
#Virgin Media Secured Finance 144A 5.25% 1/15/26	455,000	458,981
Windstream Services
7.50% 6/1/22	469,000	459,620
7.50% 4/1/23	353,000	333,585

		41,915,973

Electric Utilities–0.00%
‡Texas Competitive Electric Holdings 11.50% 10/1/20	3,115,000	38,938

		38,938

Electrical Equipment–0.38%
#EnerSys 144A 5.00% 4/30/23	1,255,000	1,267,550
Sensata Technologies
#144A 4.875% 10/15/23	435,000	437,445
#144A 5.00% 10/1/25	391,000	395,887
#144A 5.625% 11/1/24	531,000	555,559
#Sensata Technologies UK Financing 144A 6.25% 2/15/26	597,000	635,805

		3,292,246

Electronic Equipment, Instruments & Components–0.14%
CDW
5.00% 9/1/23	259,000	262,561
5.50% 12/1/24	335,000	352,588
6.00% 8/15/22	515,000	546,837

		1,161,986

Energy Equipment & Services–3.41%
Archrock Partners 6.00% 10/1/22	575,000	569,250
CSI Compressco 7.25% 8/15/22	720,000	687,600
Ensco
4.50% 10/1/24	172,000	145,770
5.20% 3/15/25	316,000	275,710
8.00% 1/31/24	167,000	169,923
#KCA Deutag UK Finance 144A 9.875% 4/1/22	561,000	576,427
Parker Drilling
6.75% 7/15/22	1,658,000	1,479,765
7.50% 8/1/20	493,000	463,420
Precision Drilling
5.25% 11/15/24	631,000	601,027
6.50% 12/15/21	226,000	226,615
#‡Sea Trucks Group 144A 9.00% 3/26/18	1,218,750	463,125
SESI 7.125% 12/15/21	2,953,000	3,004,677
#Shelf Drilling Holdings 144A 9.50% 11/2/20	1,687,311	1,586,072

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Energy Equipment & Services (continued)
Summit Midstream Holdings
5.50% 8/15/22	652,000	$655,260
5.75% 4/15/25	821,000	821,000
Transocean
5.55% 10/15/22	615,000	581,559
6.80% 3/15/38	2,389,000	1,976,897
7.50% 4/15/31	204,000	184,620
#144A 9.00% 7/15/23	3,570,000	3,828,825
9.10% 12/15/41	488,000	468,480
#Transocean Proteus 144A 6.25% 12/1/24	1,219,000	1,264,713
#Trinidad Drilling 144A 6.625% 2/15/25	651,000	651,814
Unit 6.625% 5/15/21	1,762,000	1,744,380
Weatherford International
4.50% 4/15/22	846,000	814,275
5.95% 4/15/42	302,000	264,250
6.50% 8/1/36	1,106,000	1,050,700
6.75% 9/15/40	167,000	159,485
6.80% 6/15/37	105,000	101,588
7.00% 3/15/38	1,087,000	1,054,390
7.75% 6/15/21	222,000	240,038
8.25% 6/15/23	555,000	604,950
#144A 9.875% 2/15/24	1,871,000	2,175,038
Western Refining Logistics 7.50% 2/15/23	400,000	432,000

		29,323,643

Equity Real Estate Investment Trusts–1.07%
CyrusOne
#144A 5.00% 3/15/24	671,000	691,130
#144A 5.375% 3/15/27	407,000	412,087
DuPont Fabros Technology 5.875% 9/15/21	470,000	489,094
Equinix
4.875% 4/1/20	187,000	192,143
5.375% 1/1/22	1,189,000	1,257,368
5.375% 4/1/23	500,000	523,125
5.75% 1/1/25	412,000	437,750
5.875% 1/15/26	300,000	319,875
#ESH Hospitality 144A 5.25% 5/1/25	1,265,000	1,278,434
Iron Mountain
5.75% 8/15/24	1,372,000	1,406,300
#144A 6.00% 10/1/20	967,000	1,015,350
MGM Growth Properties Operating Partnership 5.625% 5/1/24	315,000	333,900
#Uniti Group 144A 6.00% 4/15/23	802,000	834,080

		9,190,636

Food & Staples Retailing–1.80%
#Albertsons 144A 5.75% 3/15/25	1,863,000	1,811,767
Ingles Markets 5.75% 6/15/23	101,000	102,263
New Albertsons
#144A 6.625% 6/15/24	2,269,000	2,325,725

LVIP JPMorgan High Yield Fund–4

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food & Staples Retailing (continued)
New Albertsons (continued)
6.625% 6/1/28	844,000	$759,600
7.45% 8/1/29	511,000	486,728
7.75% 6/15/26	600,000	589,500
8.00% 5/1/31	625,000	606,250
8.70% 5/1/30	106,000	105,470
#Performance Food Group 144A 5.50% 6/1/24	265,000	271,625
Rite Aid
#144A 6.125% 4/1/23	1,236,000	1,229,820
6.75% 6/15/21	440,000	444,156
9.25% 3/15/20	225,000	231,609
SUPERVALU
6.75% 6/1/21	2,253,000	2,253,000
7.75% 11/15/22	4,290,000	4,231,013

		15,448,526

Food Products–1.85%
B&G Foods 5.25% 4/1/25	759,000	767,539
#Bumble Bee Holdings 144A 9.00% 12/15/17	2,051,000	2,004,853
#Dean Foods 144A 6.50% 3/15/23	2,300,000	2,403,500
#Dole Food 144A 7.25% 6/15/25	1,122,000	1,124,805
JBS USA Finance
#144A 5.75% 6/15/25	1,443,000	1,464,645
#144A 5.875% 7/15/24	2,448,000	2,533,680
#144A 7.25% 6/1/21	1,663,000	1,717,047
#Pilgrim’s Pride 144A 5.75% 3/15/25	508,000	514,350
Post Holdings
#144A 5.00% 8/15/26	799,000	767,040
#144A 5.50% 3/1/25	717,000	724,170
#144A 5.75% 3/1/27	651,000	652,627
#144A 7.75% 3/15/24	362,000	400,991
#144A 8.00% 7/15/25	725,000	817,438

		15,892,685

Gas Utilities–0.34%
AmeriGas Partners
5.50% 5/20/25	630,000	628,425
5.625% 5/20/24	406,000	410,060
5.75% 5/20/27	520,000	515,970
NGL Energy Partners
5.125% 7/15/19	199,000	200,493
#144A 6.125% 3/1/25	819,000	798,525
6.875% 10/15/21	352,000	359,920

		2,913,393

Health Care Equipment & Supplies–0.75%
Alere
#144A 6.375% 7/1/23	772,000	788,405
6.50% 6/15/20	442,000	447,525
7.25% 7/1/18	375,000	379,922
#Hologic 144A 5.25% 7/15/22	985,000	1,036,713

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Equipment & Supplies (continued)
Mallinckrodt International Finance
3.50% 4/15/18	72,000	$72,270
4.75% 4/15/23	136,000	115,940
#144A 5.50% 4/15/25	640,000	592,000
#144A 5.625% 10/15/23	811,000	776,533
#144A 5.75% 8/1/22	875,000	866,687
#Sterigenics-Nordion Holdings 144A 6.50% 5/15/23	800,000	820,000
Teleflex
4.875% 6/1/26	148,000	149,480
5.25% 6/15/24	405,000	415,125

		6,460,600

Health Care Providers & Services–5.57%
Acadia Healthcare
5.125% 7/1/22	410,000	416,150
5.625% 2/15/23	330,000	343,405
6.50% 3/1/24	400,000	422,000
#AMN Healthcare 144A 5.125% 10/1/24	763,000	772,537
Centene
4.75% 5/15/22	486,000	501,795
4.75% 1/15/25	1,125,000	1,134,146
5.625% 2/15/21	1,040,000	1,091,064
6.125% 2/15/24	700,000	753,375
Community Health Systems
5.125% 8/1/21	450,000	446,625
6.875% 2/1/22	1,124,000	970,855
7.125% 7/15/20	786,000	723,120
DaVita
5.00% 5/1/25	1,125,000	1,130,625
5.125% 7/15/24	1,919,000	1,941,788
5.75% 8/15/22	400,000	415,500
Envision Healthcare
#144A 5.125% 7/1/22	1,186,000	1,213,053
5.625% 7/15/22	1,794,000	1,845,577
#Fresenius Medical Care US Finance 144A 5.75% 2/15/21	630,000	685,125
Fresenius Medical Care US Finance II
#144A 4.125% 10/15/20	385,000	391,160
#144A 5.875% 1/31/22	1,488,000	1,618,200
#144A 6.50% 9/15/18	225,000	239,625
HCA
4.25% 10/15/19	630,000	653,625
4.50% 2/15/27	905,000	907,263
5.00% 3/15/24	506,000	531,933
5.25% 4/15/25	705,000	750,825
5.25% 6/15/26	1,035,000	1,091,925
5.375% 2/1/25	2,276,000	2,378,420
5.875% 3/15/22	1,019,000	1,123,447
5.875% 5/1/23	1,220,000	1,320,650
5.875% 2/15/26	2,125,000	2,247,187

LVIP JPMorgan High Yield Fund–5

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
HCA (continued)
6.50% 2/15/20	1,250,000	$1,371,100
7.50% 2/15/22	1,065,000	1,220,756
8.00% 10/1/18	1,000,000	1,085,000
HCA Holdings 6.25% 2/15/21	470,000	508,481
IASIS Healthcare 8.375% 5/15/19	2,528,000	2,433,200
LifePoint Health 5.50% 12/1/21	245,000	254,341
#MPH Acquisition Holdings 144A 7.125% 6/1/24	2,780,000	2,995,797
#Team Health Holdings 144A 6.375% 2/1/25	1,464,000	1,438,380
Tenet Healthcare
4.375% 10/1/21	495,000	497,475
4.50% 4/1/21	2,021,000	2,031,105
4.75% 6/1/20	840,000	862,428
5.50% 3/1/19	1,535,000	1,561,863
6.00% 10/1/20	658,000	697,480
6.25% 11/1/18	150,000	158,156
6.75% 2/1/20	115,000	117,013
6.75% 6/15/23	885,000	871,725
#144A 7.50% 1/1/22	360,000	389,700
8.00% 8/1/20	858,000	874,088
8.125% 4/1/22	377,000	395,379

		47,824,467

Hotels, Restaurants & Leisure–3.96%
Boyd Gaming
6.375% 4/1/26	395,000	423,637
6.875% 5/15/23	781,000	844,456
Cedar Fair 5.375% 6/1/24	265,000	272,950
#‡Chukchansi Economic Development Authority 144A 9.75% 5/30/20	236,584	95,816
#Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.50% 7/1/19	866,000	848,680
#Eagle II Acquisition 144A 6.00% 4/1/25	150,000	155,063
Eldorado Resorts 7.00% 8/1/23	225,000	242,156
#Gateway Casinos & Entertainment 144A 8.25% 3/1/24	475,000	482,125
#Golden Nugget 144A 8.50% 12/1/21	790,000	841,350
#Hilton Domestic Operating 144A 4.25% 9/1/24	935,000	927,987
#Hilton Grand Vacations Borrower 144A 6.125% 12/1/24	357,000	376,635
Hilton Worldwide Finance
#144A 4.625% 4/1/25	562,000	570,261
#144A 4.875% 4/1/27	279,000	282,487
International Game Technology
#144A 6.25% 2/15/22	800,000	858,000
#144A 6.50% 2/15/25	1,580,000	1,690,600
Isle of Capri Casinos 5.875% 3/15/21	635,000	655,336
#Jack Ohio Finance 144A 6.75% 11/15/21	865,000	897,437

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
KFC Holding
#144A 5.00% 6/1/24	820,000	$839,475
#144A 5.25% 6/1/26	820,000	836,400
#Landry’s 144A 6.75% 10/15/24	916,000	952,640
MGM Resorts International
4.625% 9/1/26	941,000	917,475
6.00% 3/15/23	1,505,000	1,629,163
7.75% 3/15/22	3,212,000	3,713,875
#NCL 144A 4.75% 12/15/21	1,256,000	1,277,980
New Red Finance
#144A 4.625% 1/15/22	830,000	851,787
#144A 6.00% 4/1/22	1,635,000	1,700,400
Ruby Tuesday 7.625% 5/15/20	150,000	146,250
Sabre GLBL
#144A 5.25% 11/15/23	142,000	145,905
#144A 5.375% 4/15/23	474,000	487,035
Scientific Games International
#144A 7.00% 1/1/22	795,000	850,650
10.00% 12/1/22	1,615,000	1,728,050
#Seminole Hard Rock Entertainment 144A 5.875% 5/15/21	1,755,000	1,790,100
#Shingle Springs Tribal Gaming Authority 144A 9.75% 9/1/21	1,101,000	1,186,327
Six Flags Entertainment
#144A 4.875% 7/31/24	1,396,000	1,385,530
#144A 5.25% 1/15/21	815,000	838,187
Speedway Motorsports 5.125% 2/1/23	480,000	487,200
Wynn Las Vegas
5.375% 3/15/22	715,000	733,769
#144A 5.50% 3/1/25	1,000,000	1,018,750

		33,981,924

Household Durables–0.69%
CalAtlantic Group
5.25% 6/1/26	294,000	294,000
5.375% 10/1/22	250,000	262,188
5.875% 11/15/24	1,117,000	1,177,039
8.375% 1/15/21	500,000	581,875
Mattamy Group
#144A 6.50% 11/15/20	848,000	875,560
#144A 6.875% 12/15/23	207,000	215,797
#New Home 144A 7.25% 4/1/22	1,202,000	1,217,025
Tempur Sealy International 5.625% 10/15/23	680,000	686,800
Toll Brothers Finance
4.875% 11/15/25	260,000	262,600
5.625% 1/15/24	375,000	397,031

		5,969,915

Household Products–0.40%
Central Garden & Pet 6.125% 11/15/23	310,000	328,600

LVIP JPMorgan High Yield Fund–6

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Household Products (continued)
#Kronos Acquisition Holdings 144A 9.00% 8/15/23	850,000	$867,000
Spectrum Brands
5.75% 7/15/25	1,561,000	1,658,562
6.125% 12/15/24	525,000	557,813

		3,411,975

Independent Power & Renewable Electricity Producers–2.60%
AES
4.875% 5/15/23	190,000	190,000
5.50% 3/15/24	1,289,000	1,314,780
5.50% 4/15/25	960,000	976,800
Calpine
#144A 5.25% 6/1/26	1,210,000	1,234,200
5.375% 1/15/23	521,000	528,190
5.50% 2/1/24	675,000	674,791
5.75% 1/15/25	520,000	519,350
#144A 5.875% 1/15/24	1,560,000	1,651,650
Dynegy
5.875% 6/1/23	2,646,000	2,437,627
7.375% 11/1/22	940,000	932,950
7.625% 11/1/24	285,000	273,600
#144A 8.00% 1/15/25	630,000	606,375
GenOn Energy 9.875% 10/15/20	2,313,000	1,520,797
NRG Energy
6.25% 5/1/24	1,375,000	1,377,578
#144A 6.625% 1/15/27	1,467,000	1,470,667
NRG Yield Operating
#144A 5.00% 9/15/26	535,000	522,963
5.375% 8/15/24	300,000	306,000
#Pattern Energy Group 144A 5.875% 2/1/24	750,000	763,125
Talen Energy Supply
#144A 4.625% 7/15/19	390,000	399,750
6.50% 6/1/25	1,087,000	926,667
#Terraform Global Operating 144A 9.75% 8/15/22	1,906,000	2,146,633
TerraForm Power Operating
#f144A 6.375% 2/1/23	729,000	760,894
#f144A 6.625% 6/15/25	730,000	782,925

		22,318,312

Industrial Conglomerates–0.15%
#Gates Global 144A 6.00% 7/15/22	1,233,000	1,260,743

		1,260,743

Insurance–0.55%
CNO Financial Group 5.25% 5/30/25	1,299,000	1,338,788
#Fidelity & Guaranty Life Holdings 144A 6.375% 4/1/21	527,000	530,953
#Liberty Mutual Group 144A 7.80% 3/15/37	837,000	964,642
Radian Group 7.00% 3/15/21	927,000	1,028,970

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
•XLIT 6.50% 12/29/49	1,020,000	$859,350

		4,722,703

Internet & Direct Marketing Retail–0.13%
Netflix
#144A 4.375% 11/15/26	425,000	418,094
5.50% 2/15/22	335,000	357,612
5.75% 3/1/24	360,000	385,632

		1,161,338

Internet Software & Services–0.51%
Match Group 6.375% 6/1/24	355,000	385,395
#Symantec 144A 5.00% 4/15/25	987,000	1,013,218
VeriSign 5.25% 4/1/25	192,000	199,920
Zayo Group
#144A 5.75% 1/15/27	702,000	742,224
6.00% 4/1/23	1,311,000	1,391,299
6.375% 5/15/25	575,000	622,794

		4,354,850

IT Services–0.99%
Alliance Data Systems
#144A 5.375% 8/1/22	708,000	716,850
#144A 5.875% 11/1/21	385,000	399,438
First Data
#144A 5.00% 1/15/24	2,045,000	2,088,456
#144A 5.375% 8/15/23	325,000	339,219
#144A 5.75% 1/15/24	2,573,000	2,663,698
#144A 7.00% 12/1/23	2,172,000	2,334,900

		8,542,561

Leisure Equipment & Products–0.14%
Park Aerospace Holdings
#144A 5.25% 8/15/22	561,000	585,544
#144A 5.50% 2/15/24	581,000	605,692

		1,191,236

Life Sciences Tools & Services–0.30%
#IMS Health 144A 4.875% 5/15/23	580,000	590,875
#Jaguar Holding II 144A 6.375% 8/1/23	1,000,000	1,045,000
#Quintiles IMS 144A 5.00% 10/15/26	965,000	971,031

		2,606,906

Machinery–0.85%
#ATS Automation Tooling Systems 144A 6.50% 6/15/23	932,000	976,270
Oshkosh 5.375% 3/1/25	250,000	259,375
#Terex 144A 5.625% 2/1/25	1,742,000	1,770,308
#Vertiv Group 144A 9.25% 10/15/24	3,996,000	4,295,700

		7,301,653

Marine–0.28%
#Bluewater Holding 144A 10.00% 12/10/19	2,100,000	1,569,750

LVIP JPMorgan High Yield Fund–7

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Marine (continued)
Martin Midstream Partners 7.25% 2/15/21	431,000	$437,465
‡Ultrapetrol Bahamas 8.875% 6/15/21	1,903,000	380,600

		2,387,815

Media–10.68%
Altice Financing
#144A 6.50% 1/15/22	1,330,000	1,397,152
#144A 6.625% 2/15/23	686,000	715,841
#144A 7.50% 5/15/26	1,475,000	1,570,875
Altice Luxembourg
#144A 7.625% 2/15/25	200,000	212,125
#144A 7.75% 5/15/22	1,829,000	1,945,599
Altice US Finance I
#144A 5.375% 7/15/23	2,590,000	2,680,650
#144A 5.50% 5/15/26	1,484,000	1,528,520
AMC Entertainment Holdings
5.875% 2/15/22	486,000	508,477
#144A 5.875% 11/15/26	540,000	547,425
#144A 6.125% 5/15/27	444,000	448,995
AMC Networks
4.75% 12/15/22	15,000	15,112
5.00% 4/1/24	1,985,000	1,989,963
Cablevision Systems
8.00% 4/15/20	2,191,000	2,432,010
8.625% 9/15/17	235,000	241,756
#CCM Merger 144A 6.00% 3/15/22	272,000	278,120
CCO Holdings
#144A 5.125% 5/1/27	1,104,000	1,112,280
#144A 5.50% 5/1/26	1,090,000	1,130,875
#144A 5.75% 2/15/26	2,869,000	3,019,623
#144A 5.875% 4/1/24	5,627,000	5,950,553
Clear Channel Worldwide Holdings
6.50% 11/15/22	1,632,000	1,705,440
6.50% 11/15/22	1,593,000	1,624,860
7.625% 3/15/20	1,833,000	1,853,621
7.625% 3/15/20	45,000	44,887
CSC Holdings
#144A 5.50% 4/15/27	1,638,000	1,668,713
6.75% 11/15/21	1,195,000	1,298,816
8.625% 2/15/19	608,000	668,800
DISH DBS
5.875% 7/15/22	400,000	421,248
5.875% 11/15/24	821,000	865,334
6.75% 6/1/21	6,307,000	6,823,386
7.75% 7/1/26	1,502,000	1,749,830
#EMI Music Publishing Group North America Holdings 144A 7.625% 6/15/24	725,000	793,875
GLP Capital
5.375% 11/1/23	1,555,000	1,656,075
5.375% 4/15/26	755,000	781,425

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Gray Television
#144A 5.125% 10/15/24	875,000	$866,250
#144A 5.875% 7/15/26	555,000	566,100
iHeartCommunications 9.00% 12/15/19	1,384,000	1,189,202
Lamar Media
5.00% 5/1/23	66,000	68,310
5.375% 1/15/24	50,000	51,875
5.75% 2/1/26	780,000	837,525
Liberty Interactive 8.25% 2/1/30	380,000	410,400
LIN Television 5.875% 11/15/22	789,000	820,560
Mediacom Broadband 6.375% 4/1/23	978,000	1,029,345
Nexstar Broadcasting
#144A 5.625% 8/1/24	385,000	391,737
#144A 6.125% 2/15/22	405,000	423,225
Nielsen Finance
4.50% 10/1/20	300,000	306,000
#144A 5.00% 4/15/22	1,820,000	1,865,500
Outfront Media Capital
5.25% 2/15/22	336,000	349,020
5.625% 2/15/24	1,000,000	1,048,750
5.875% 3/15/25	500,000	525,625
Quebecor Media 5.75% 1/15/23	318,000	332,707
Regal Entertainment Group
5.75% 3/15/22	1,072,000	1,121,580
5.75% 6/15/23	550,000	573,375
SFR Group
#144A 6.00% 5/15/22	3,325,000	3,458,000
#144A 6.25% 5/15/24	1,106,000	1,117,060
#144A 7.375% 5/1/26	1,100,000	1,137,125
Sinclair Television Group
#144A 5.125% 2/15/27	995,000	965,150
#144A 5.625% 8/1/24	584,000	592,760
6.125% 10/1/22	915,000	961,894
Sirius XM Radio
#144A 4.625% 5/15/23	1,100,000	1,128,875
#144A 5.375% 4/15/25	1,295,000	1,328,670
#144A 5.75% 8/1/21	406,000	422,345
TEGNA
5.125% 7/15/20	430,000	445,050
#144A 5.50% 9/15/24	265,000	272,287
6.375% 10/15/23	1,025,000	1,087,781
#Unitymedia 144A 6.125% 1/15/25	1,645,000	1,739,587
Unitymedia Hessen
#144A 5.00% 1/15/25	600,000	616,500
#144A 5.50% 1/15/23	1,050,000	1,095,822
Univision Communications
#144A 5.125% 5/15/23	2,000,000	1,982,500
#144A 5.125% 2/15/25	2,147,000	2,120,163
#144A 6.75% 9/15/22	986,000	1,038,002
#UPCB Finance IV 144A 5.375% 1/15/25	1,095,000	1,107,319
Videotron
#144A 5.125% 4/15/27	313,000	313,000

LVIP JPMorgan High Yield Fund–8

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Videotron (continued)
#144A 5.375% 6/15/24	1,318,000	$1,374,015
WMG Acquisition
#144A 4.875% 11/1/24	185,000	186,850
#144A 5.00% 8/1/23	255,000	258,506
#144A 5.625% 4/15/22	815,000	846,581
#144A 6.75% 4/15/22	1,316,000	1,388,380
#Ziggo Bond Finance 144A 5.875% 1/15/25	520,000	526,500
#Ziggo Secured Finance 144A 5.50% 1/15/27	1,750,000	1,754,200

		91,724,269

Metals & Mining–4.89%
AK Steel
7.00% 3/15/27	1,160,000	1,160,719
7.50% 7/15/23	1,135,000	1,237,150
#Alcoa Nederland Holding 144A 6.75% 9/30/24	797,000	858,767
Aleris International
7.875% 11/1/20	96,000	95,280
#144A 9.50% 4/1/21	795,000	858,600
Anglo American Capital
#144A 3.625% 5/14/20	415,000	420,187
#144A 4.125% 9/27/22	1,328,000	1,347,920
#144A 4.45% 9/27/20	100,000	104,500
#144A 4.875% 5/14/25	1,881,000	1,928,401
ArcelorMittal
6.125% 6/1/25	1,180,000	1,315,700
7.00% 2/25/22	4,685,000	5,352,050
7.50% 3/1/41	191,000	214,722
7.75% 10/15/39	1,283,000	1,462,620
Coeur Mining 7.875% 2/1/21	581,000	605,693
Commercial Metals 4.875% 5/15/23	1,252,000	1,283,300
#Constellium 144A 6.625% 3/1/25	1,159,000	1,117,711
Freeport-McMoRan
3.55% 3/1/22	1,375,000	1,282,187
3.875% 3/15/23	3,510,000	3,245,416
4.00% 11/14/21	1,193,000	1,157,210
5.40% 11/14/34	150,000	131,250
5.45% 3/15/43	2,120,000	1,804,650
Hecla Mining 6.875% 5/1/21	1,191,000	1,220,775
#Hudbay Minerals 144A 7.25% 1/15/23	360,000	383,400
#International Wire Group 144A 10.75% 8/1/21	860,000	838,500
Kaiser Aluminum 5.875% 5/15/24	388,000	405,340
Lundin Mining
#144A 7.50% 11/1/20	870,000	924,375
#144A 7.875% 11/1/22	725,000	796,594
Novelis
#144A 5.875% 9/30/26	1,210,000	1,238,737
#144A 6.25% 8/15/24	1,290,000	1,348,050

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Metals & Mining (continued)
Steel Dynamics
#144A 5.00% 12/15/26	425,000	$431,375
5.125% 10/1/21	85,000	88,081
5.25% 4/15/23	275,000	286,687
5.50% 10/1/24	1,030,000	1,078,925
6.375% 8/15/22	695,000	727,144
Teck Resources
3.00% 3/1/19	520,000	530,598
4.75% 1/15/22	633,000	656,864
5.40% 2/1/43	560,000	536,200
6.00% 8/15/40	1,025,000	1,037,813
6.125% 10/1/35	1,200,000	1,251,000
#144A 8.00% 6/1/21	145,000	159,138
#144A 8.50% 6/1/24	556,000	642,875
#United States Steel 144A 8.375% 7/1/21	397,000	441,663

		42,008,167

Multiline Retail–0.47%
Dollar Tree 5.75% 3/1/23	1,831,000	1,959,170
#JC Penney 144A 5.875% 7/1/23	1,410,000	1,413,525
#Neiman Marcus Group 144A 8.00% 10/15/21	1,042,000	632,619

		4,005,314

Oil, Gas & Consumable Fuels–10.03%
Antero Resources
#144A 5.00% 3/1/25	510,000	502,666
5.125% 12/1/22	2,971,000	3,024,849
5.375% 11/1/21	1,426,000	1,469,978
Baytex Energy
#144A 5.125% 6/1/21	157,000	142,477
#144A 5.625% 6/1/24	267,000	236,295
#Blue Racer Midstream 144A 6.125% 11/15/22	415,000	422,263
#California Resources 144A 8.00% 12/15/22	3,229,000	2,635,671
#Callon Petroleum 144A 6.125% 10/1/24	815,000	851,675
Cenovus Energy 6.75% 11/15/39	1,496,000	1,711,396
Cheniere Corpus Christi Holdings
#144A 5.875% 3/31/25	820,000	857,925
#144A 7.00% 6/30/24	825,000	912,656
Chesapeake Energy
4.875% 4/15/22	1,233,000	1,115,865
5.75% 3/15/23	363,000	332,145
6.125% 2/15/21	703,000	685,425
#144A 8.00% 1/15/25	849,000	852,184
#Citgo Holding 144A 10.75% 2/15/20	828,000	894,240
#CITGO Petroleum 144A 6.25% 8/15/22	903,000	918,803
CONSOL Energy 5.875% 4/15/22	1,060,000	1,053,375
Continental Resources
3.80% 6/1/24	265,000	247,775

LVIP JPMorgan High Yield Fund–9

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Continental Resources (continued)
4.50% 4/15/23	486,000	$475,366
5.00% 9/15/22	1,671,000	1,693,976
Crestwood Midstream Partners
#144A 5.75% 4/1/25	860,000	880,425
6.25% 4/1/23	684,000	713,070
#CVR Partners 144A 9.25% 6/15/23	3,211,000	3,307,330
DCP Midstream Operating
3.875% 3/15/23	1,667,000	1,608,655
#144A 4.75% 9/30/21	248,000	253,456
4.95% 4/1/22	270,000	274,050
#144A 5.35% 3/15/20	70,000	72,800
#144A 6.75% 9/15/37	735,000	793,800
Encana 3.90% 11/15/21	72,000	73,631
Energy Transfer Equity 5.875% 1/15/24	2,432,000	2,596,160
EP Energy
6.375% 6/15/23	348,000	268,830
7.75% 9/1/22	1,370,000	1,116,550
#144A 8.00% 2/15/25	7,728,000	7,225,680
9.375% 5/1/20	2,910,000	2,757,807
Ferrellgas 6.75% 6/15/23	449,000	424,305
Genesis Energy
5.625% 6/15/24	429,000	421,493
5.75% 2/15/21	375,000	381,563
6.00% 5/15/23	500,000	505,000
6.75% 8/1/22	355,000	367,780
Hilcorp Energy I
#144A 5.00% 12/1/24	995,000	937,787
#144A 5.75% 10/1/25	1,100,000	1,067,000
#Holly Energy Partners 144A 6.00% 8/1/24	833,000	876,733
MEG Energy
#144A 6.375% 1/30/23	1,475,000	1,325,656
#144A 6.50% 1/15/25	2,554,000	2,563,577
#144A 7.00% 3/31/24	261,000	234,900
#Nabors Industries 144A 5.50% 1/15/23	693,000	710,758
Newfield Exploration 5.75% 1/30/22	392,000	417,970
#NGPL PipeCo 144A 9.625% 6/1/19	500,000	520,000
Noble Holding International
5.25% 3/15/42	66,000	44,550
6.20% 8/1/40	441,000	319,725
7.75% 1/15/24	547,000	527,855
NuStar Logistics
4.80% 9/1/20	479,000	487,095
6.75% 2/1/21	291,000	309,915
Oasis Petroleum 6.50% 11/1/21	982,000	989,365
ONEOK
4.25% 2/1/22	745,000	763,625
7.50% 9/1/23	146,000	170,843
PBF Holding 7.00% 11/15/23	604,000	608,530
PBF Logistics 6.875% 5/15/23	411,000	418,193

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
#Peabody Securities Finance 144A 6.00% 3/31/22	249,000	$248,533
=‡Penn Virginia Escrow 8.50% 5/1/20	927,000	20,858
QEP Resources
5.25% 5/1/23	328,000	323,208
5.375% 10/1/22	2,169,000	2,147,309
6.875% 3/1/21	718,000	766,465
Range Resources
4.875% 5/15/25	77,000	74,113
#144A 5.00% 3/15/23	177,000	175,009
#144A 5.75% 6/1/21	215,000	221,450
Rice Energy 7.25% 5/1/23	516,000	552,120
#Rockies Express Pipeline 144A 5.625% 4/15/20	486,000	513,945
Rose Rock Midstream
5.625% 7/15/22	362,000	359,513
5.625% 11/15/23	497,000	489,545
Rowan 7.375% 6/15/25	1,208,000	1,220,080
RSP Permian
#144A 5.25% 1/15/25	420,000	425,250
6.625% 10/1/22	1,170,000	1,237,275
SM Energy
5.00% 1/15/24	530,000	503,500
5.625% 6/1/25	423,000	406,926
6.50% 1/1/23	433,000	441,660
6.75% 9/15/26	250,000	253,281
Stone Energy 7.50% 5/31/22	89,671	87,653
Sunoco
5.50% 8/1/20	500,000	505,625
6.25% 4/15/21	778,000	795,505
6.375% 4/1/23	750,000	765,000
#Tallgrass Energy Partners 144A 5.50% 9/15/24	850,000	858,500
Targa Resources Partners
4.25% 11/15/23	537,000	527,603
#144A 5.125% 2/1/25	1,187,000	1,227,061
5.25% 5/1/23	850,000	873,375
#144A 5.375% 2/1/27	380,000	395,200
6.375% 8/1/22	54,000	55,957
Tesoro
#144A 4.75% 12/15/23	725,000	751,890
5.125% 4/1/24	235,000	245,575
Tesoro Logistics
5.25% 1/15/25	780,000	818,025
5.875% 10/1/20	1,786,000	1,844,045
6.25% 10/15/22	384,000	407,520
6.375% 5/1/24	230,000	250,125
#‡Ultra Petroleum 144A 6.125% 10/1/24	459,000	328,185
W&T Offshore 8.50% 6/15/19	720,000	585,000
Whiting Petroleum
5.00% 3/15/19	2,574,000	2,580,435

LVIP JPMorgan High Yield Fund–10

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Whiting Petroleum (continued)
5.75% 3/15/21	580,000	$577,100
6.25% 4/1/23	106,000	106,000
Williams
3.70% 1/15/23	870,000	859,125
5.75% 6/24/44	695,000	701,950
7.50% 1/15/31	64,000	74,880
7.75% 6/15/31	451,000	532,180
WPX Energy
5.25% 9/15/24	62,000	60,295
6.00% 1/15/22	593,000	606,343

		86,173,659

Paper & Forest Products–0.27%
Clearwater Paper
4.50% 2/1/23	630,000	614,250
#144A 5.375% 2/1/25	450,000	446,625
#Unifrax I 144A 7.50% 2/15/19	1,285,000	1,281,788

		2,342,663

Personal Products–0.15%
Revlon Consumer Products
5.75% 2/15/21	778,000	780,918
6.25% 8/1/24	493,000	493,000

		1,273,918

Pharmaceuticals–2.27%
#~Capsugel PIK 144A 7.00% 5/15/19	243,000	242,453
Endo Finance
#144A 5.375% 1/15/23	223,000	193,591
#144A 5.75% 1/15/22	827,000	756,705
#144A 6.00% 7/15/23	1,600,000	1,408,000
#144A 6.00% 2/1/25	960,000	823,200
Grifols Worldwide Operations 5.25% 4/1/22	480,000	498,312
#Nature’s Bounty 144A 7.625% 5/15/21	1,970,000	2,078,350
Prestige Brands
#144A 5.375% 12/15/21	825,000	847,687
#144A 6.375% 3/1/24	325,000	342,875
Valeant Pharmaceuticals International
#144A 5.375% 3/15/20	1,203,000	1,081,196
#144A 5.875% 5/15/23	2,542,000	1,985,937
#144A 6.125% 4/15/25	1,293,000	1,000,459
#144A 6.375% 10/15/20	2,514,000	2,287,740
#144A 6.50% 3/15/22	521,000	537,281
#144A 6.75% 8/15/18	207,000	207,647
#144A 6.75% 8/15/21	1,236,000	1,072,230
#144A 7.00% 10/1/20	1,502,000	1,374,330
#144A 7.00% 3/15/24	1,113,000	1,144,999
#144A 7.25% 7/15/22	1,133,000	971,548
#144A 7.50% 7/15/21	717,000	630,960

		19,485,500

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Professional Services–0.18%
FTI Consulting 6.00% 11/15/22	350,000	$363,563
#Gartner 144A 5.125% 4/1/25	805,000	822,106
#IHS Markit 144A 5.00% 11/1/22	381,000	401,002

		1,586,671

Semiconductors & Semiconductor Equipment–0.98%
Micron Technology
#144A 5.25% 8/1/23	944,000	972,320
#144A 5.25% 1/15/24	325,000	335,462
5.50% 2/1/25	299,000	311,708
#144A 5.625% 1/15/26	392,000	413,560
5.875% 2/15/22	125,000	131,094
#144A 7.50% 9/15/23	1,163,000	1,301,106
#Microsemi 144A 9.125% 4/15/23	768,000	886,080
NXP
#144A 3.75% 6/1/18	420,000	429,450
#144A 4.125% 6/1/21	1,165,000	1,211,600
#144A 4.625% 6/15/22	1,243,000	1,317,580
#144A 5.75% 3/15/23	200,000	211,500
Qorvo 6.75% 12/1/23	803,000	874,266

		8,395,726

Software–1.31%
#Camelot Finance 144A 7.875% 10/15/24	1,174,000	1,238,570
#CURO Financial Technologies 144A 12.00% 3/1/22	373,000	385,123
#Genesys Telecommunications Laboratories 144A 10.00% 11/30/24	1,965,000	2,141,850
#~Infor Software Parent PIK 144A 7.125% 5/1/21	750,000	770,625
Infor US
#144A 5.75% 8/15/20	988,000	1,030,929
6.50% 5/15/22	996,000	1,028,470
#Informatica 144A 7.125% 7/15/23	451,000	440,852
#Nuance Communications 144A 5.375% 8/15/20	483,000	491,464
Open Text
#144A 5.625% 1/15/23	737,000	770,165
#144A 5.875% 6/1/26	945,000	992,250
#Rackspace Hosting 144A 8.625% 11/15/24	495,000	522,819
#Solera 144A 10.50% 3/1/24	815,000	935,212
SS&C Technologies Holdings 5.875% 7/15/23	474,000	503,919

		11,252,248

Specialty Retail–1.35%
#American Greetings 144A 7.875% 2/15/25	536,000	565,480
Caleres 6.25% 8/15/23	500,000	523,750
Claire’s Stores
#‡144A 6.125% 3/15/20	1,074,000	418,860
#‡144A 9.00% 3/15/19	2,417,000	978,885

LVIP JPMorgan High Yield Fund–11

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Specialty Retail (continued)
#Group 1 Automotive 144A 5.25% 12/15/23	1,335,000	$1,355,025
#Guitar Center 144A 6.50% 4/15/19	148,000	125,060
#Jo-Ann Stores 144A 8.125% 3/15/19	156,000	156,000
L Brands
5.625% 2/15/22	615,000	648,056
5.625% 10/15/23	525,000	551,250
6.75% 7/1/36	825,000	790,185
#Party City Holdings 144A 6.125% 8/15/23	465,000	473,137
Penske Automotive Group 5.50% 5/15/26	1,062,000	1,043,415
#PetSmart 144A 7.125% 3/15/23	1,423,000	1,355,407
#Radio Systems 144A 8.375% 11/1/19	475,000	494,297
Sally Holdings
5.50% 11/1/23	615,000	621,919
5.625% 12/1/25	617,000	619,314
#Sonic Automotive 144A 6.125% 3/15/27	277,000	278,039
#Tops Holding 144A 8.00% 6/15/22	732,000	603,900

		11,601,979

Technology Hardware, Storage & Peripherals–1.15%
Diamond 1 Finance
#144A 3.48% 6/1/19	10,000	10,252
#144A 4.42% 6/15/21	526,000	550,578
#144A 5.45% 6/15/23	1,520,000	1,642,214
#144A 5.875% 6/15/21	565,000	594,173
#144A 6.02% 6/15/26	1,520,000	1,659,968
#144A 7.125% 6/15/24	585,000	647,035
Diebold Nixdorf 8.50% 4/15/24	1,375,000	1,524,531
EMC 2.65% 6/1/20	448,000	436,818
NCR
5.00% 7/15/22	373,000	380,460
6.375% 12/15/23	130,000	137,150
Western Digital
#144A 7.375% 4/1/23	773,000	849,334
10.50% 4/1/24	1,216,000	1,436,400

		9,868,913

Textiles, Apparel & Luxury Goods–0.00%
Levi Strauss & Co. 5.00% 5/1/25	25,000	25,755

		25,755

Thrift & Mortgage Finance–0.15%
Nationstar Mortgage
6.50% 7/1/21	527,000	536,223
6.50% 6/1/22	173,000	173,865
7.875% 10/1/20	565,000	586,187

		1,296,275

Trading Companies & Distributors–1.76%
#Ahern Rentals 144A 7.375% 5/15/23	1,534,000	1,326,910

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Trading Companies & Distributors (continued)
Aircastle
5.00% 4/1/23	1,202,000	$1,268,110
5.125% 3/15/21	202,000	214,877
Ashtead Capital
#144A 5.625% 10/1/24	1,395,000	1,475,213
#144A 6.50% 7/15/22	625,000	653,125
Global Partners
6.25% 7/15/22	697,000	686,545
7.00% 6/15/23	250,000	248,750
H&E Equipment Services 7.00% 9/1/22	565,000	595,369
HD Supply
#144A 5.25% 12/15/21	819,000	864,045
#144A 5.75% 4/15/24	775,000	817,083
United Rentals North America
4.625% 7/15/23	570,000	589,237
5.50% 5/15/27	495,000	501,188
5.75% 11/15/24	1,830,000	1,914,637
5.875% 9/15/26	235,000	245,869
6.125% 6/15/23	1,943,000	2,037,721
#Univar USA 144A 6.75% 7/15/23	758,000	790,215
WESCO Distribution 5.375% 6/15/24	870,000	896,100

		15,124,994

Wireless Telecommunication Services–4.50%
#SoftBank Group 144A 4.50% 4/15/20	1,615,000	1,665,469
Sprint
7.125% 6/15/24	2,422,000	2,591,540
7.25% 9/15/21	1,718,000	1,858,876
7.625% 2/15/25	1,479,000	1,619,505
7.875% 9/15/23	3,535,000	3,923,850
Sprint Capital
6.875% 11/15/28	313,000	331,389
8.75% 3/15/32	2,422,000	2,918,510
Sprint Communications
6.00% 11/15/22	1,190,000	1,219,750
#144A 7.00% 3/1/20	2,752,000	3,006,560
7.00% 8/15/20	1,250,000	1,345,313
#144A 9.00% 11/15/18	1,876,000	2,047,185
11.50% 11/15/21	90,000	113,400
T-Mobile USA
5.125% 4/15/25	849,000	880,837
5.375% 4/15/27	565,000	584,775
6.00% 3/1/23	1,054,000	1,128,096
6.00% 4/15/24	1,624,000	1,735,650
6.125% 1/15/22	951,000	1,006,871
6.375% 3/1/25	2,389,000	2,580,120
6.50% 1/15/24	129,000	139,642
6.50% 1/15/26	755,000	828,612
6.625% 4/1/23	1,129,000	1,207,669
6.633% 4/28/21	941,000	974,876
6.731% 4/28/22	1,657,000	1,718,475
6.836% 4/28/23	1,089,000	1,167,953

LVIP JPMorgan High Yield Fund–12

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Wireless Telecommunication Services (continued)
West
#144A 4.75% 7/15/21	550,000	$561,000
#144A 5.375% 7/15/22	1,520,000	1,499,100

		38,655,023

Total Corporate Bonds (Cost $770,067,557)		783,615,217

«LOAN AGREEMENTS–4.06%
Alon USA Partners Tranche B 1st Lien 9.25% 11/13/18	69,153	69,325
Avaya 1st Lien 6.282% 5/29/20	250,069	200,104
Avaya DIP 1st Lien 8.50% 1/23/18	241,000	248,464
Avaya Tranche B-3 1st Lien 5.39% 10/26/17	280,000	223,213
Avaya Tranche B6 6.532% 3/31/18	585,000	467,196
Berry Plastics Tranche I 1st Lien 3.482% 10/1/22	235,683	237,476
Berry Plastics Tranche L 1st Lien 3.108% 1/6/21	255,000	256,674
California Resources 1st Lien 11.375% 12/31/21	1,024,000	1,136,640
Chesapeake Energy 1st Lien 8.553% 8/23/21	2,499,009	2,666,655
Cincinnati Bell Tranche B 1st Lien 4.00% 9/10/20	248,907	250,867
Concordia International Tranche B 1st Lien 5.25% 10/21/21	1,020,347	718,324
Consolidated Communications 4.00% 10/5/23	578,000	581,665
Delta 2 Lux 1st Lien 4.568% 7/30/21	550,000	550,619
Delta 2 Lux Tranche B 2nd Lien 8.068% 7/29/22	577,500	582,192
Drillship Ocean Ventures Tranche B 1st Lien 5.563% 7/25/21	359,631	326,514
FGI Operating Tranche B 1st Lien 5.50% 4/19/19	331,081	323,357
First Data Tranche B 1st Lien 3.984% 7/10/22	1,131,713	1,141,615
Floatel International Tranche B 1st Lien 6.00% 6/27/20	838,923	700,501

	Principal Amount°	Value (U.S. $)

«LOAN AGREEMENTS (continued)
Genesys Telecommunications Laboratories Tranche B 1st Lien 5.025% 1/19/24	353,139	$356,449
Go Daddy Operating Tranche B 1st Lien 2.50% 2/15/24	395,000	396,063
Graton Economic Development Authority 1st Lien 4.75% 9/1/22	736,934	745,224
Gulf Finance Tranche B 1st Lien 6.25% 8/25/23	1,773,219	1,773,955
iHeartCommunications Tranche D 1st Lien 7.732% 1/30/19	2,532,692	2,185,327
iHeartCommunications Tranche E 1st Lien 8.482% 7/30/19	850,642	730,489
Intrawest Operations Group 5.00% 12/9/20	242,492	244,008
J Crew Group Tranche B 1st Lien 4.00% 3/5/21	2,662,676	1,630,290
Landry’s 4.039% 10/4/23	472,907	477,508
MEG Energy Tranche B 1st Lien 4.50% 12/31/23	1,728,480	1,731,600
Microsemi Tranche B 1st Lien 2.25% 1/15/23	505,242	508,715
Moran Foods Tranche B 1st Lien 7.00% 12/5/23	2,194,500	2,183,527
MTL Publishing Tranche B3 1st Lien 3.58% 8/20/22	242,948	244,268
ON Semiconductor Tranche B 1st Lien 4.232% 3/31/23	501,743	504,670
Peabody Energy Tranche B 1st Lien 4.25% 9/24/20	568,601	579,831
PetSmart 1st Lien 4.02% 3/10/22	189,500	181,446
Quest Software US Holdings 1st Lien 7.00% 10/31/22	492,265	500,265
Revlon Consumer Products Tranche B 1st Lien 4.482% 9/7/23	1,466,646	1,468,890
Rite Aid 2nd Lien
4.875% 6/21/21	1,038,889	1,043,216
5.75% 8/21/20	155,000	155,711
Scientific Games International 1st Lien 6.00% 10/18/20	247,934	251,653
Sears Roebuck Acceptance Tranche B 1st Lien 5.50% 6/30/18	594,317	588,282
SolarWinds Holdings 1st Lien 4.50% 2/5/23	158,802	159,130
Syniverse Holdings 1st Lien 4.00% 4/23/19	501,190	462,190

LVIP JPMorgan High Yield Fund–13

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

«LOAN AGREEMENTS (continued)
Tribune Media 1st Lien 3.982% 12/27/20	373,469	$377,438
=‡Vertis 1st Lien 14.50% 10/20/17	243,194	0
Vertiv Group Tranche B 1st Lien 5.039% 11/30/23	743,314	752,144
Viskase Tranche B 1st Lien 4.397% 1/30/21	830,072	803,094
Vistra Operations Tranche B 1st Lien 5.00% 8/4/23	1,519,720	1,518,610
Vistra Operations Tranche C 1st Lien 3.732% 8/4/23	347,471	347,218
Western Refining 5.50% 6/23/23	742,500	743,892
XPO Logistics Tranche B 1st Lien 2.25% 10/30/21	581,292	584,044

Total Loan Agreements (Cost $35,845,546)		34,910,548

	Number of Shares
COMMON STOCK–0.46%
†Dynegy	1,250	9,825
†=Escrow General Motors	400,000	0
†=General Motors Escrow	325,000	0
†NII Holdings	84,804	110,245
†=Penn Virginia	7,023	317,791
†Penn Virginia (New)	5,667	256,432
†Sabine Oil & Gas Holdings	167	5,678
†Stone Energy	7,572	165,372
†=Texas Competitive Electric Holdings Escrow	6,255,000	20,016
†=Texas Competitive Electric Holdings Escrow (Nonext)	1,920,000	6,144
Vistra Energy	188,914	3,079,298

Total Common Stock (Cost $5,069,225)		3,970,801

	Number of Shares	Value (U.S. $)

PREFERRED STOCK–0.89%
•Bank of America 6.10%	1,201,000	$1,273,961
•Hartford Financial Services Group 7.875%	5,600	174,160
#•ILFC E-Capital Trust I 144A 4.66%	3,320,000	3,145,700
#•ILFC E-Capital Trust II 144A 4.91%	1,886,000	1,782,270
•XLIT 4.10%	1,505	1,305,587

Total Preferred Stock (Cost $6,676,554)		7,681,678

RIGHT–0.03%
=Vistra Energy	188,914	226,697

Total Right (Cost $0)		226,697

WARRANTS–0.00%
Sabine Oil & Gas Holdings Tranche 1, exercise price $48.25	531	2,921
Sabine Oil & Gas Holdings Tranche 2, exercise price $25.37	95	427

Total Warrants (Cost $3,348)		3,348

MONEY MARKET FUND–2.42%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	20,779,480	20,779,480

Total Money Market Fund (Cost $20,779,480)		20,779,480

TOTAL VALUE OF SECURITIES–99.07% (Cost $838,441,710)	851,187,769
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.93%	7,956,910

NET ASSETS APPLICABLE TO 77,958,229 SHARES OUTSTANDING–100.00%	$859,144,679

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2017, the aggregate value of Rule 144A securities was $380,240,048, which represents 44.26% of the Fund’s net assets.

~	100% of the income received on this PIK security was in the form of cash.

†	Non-income producing for the period.

•	Variable rate security. The rate shown is the rate as of March 31, 2017. Interest rates reset periodically.

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

LVIP JPMorgan High Yield Fund–14

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2017, the aggregate value of fair valued securities was $591,506, which represents 0.07% of the Fund’s net assets.

«

Loan agreements generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at March 31, 2017.

°	Principal amount shown is stated in U.S. dollars.

‡	Non-income producing security. Security is currently in default.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2017.

Summary of Abbreviations:

DIP–Debtor-in-Possession

IT–Information Technology

PIK–Payment-in-kind

See accompanying notes.

LVIP JPMorgan High Yield Fund–15

LVIP JPMorgan High Yield Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan High Yield Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$838,441,710

Aggregate unrealized appreciation	$29,816,966
Aggregate unrealized depreciation	(17,070,907)

Net unrealized appreciation	$12,746,059

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP JPMorgan High Yield Fund–16

LVIP JPMorgan High Yield Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Corporate Bonds	$—	$783,594,359	$20,858	$783,615,217
Loan Agreements	—	34,910,548	—	34,910,548
Common Stock
Automobiles	—	—	—	—
Electric Utilities	3,079,298	—	26,160	3,105,458
Independent Power & Renewable Electricity Producers	9,825	—	—	9,825
Oil, Gas & Consumable Fuels	427,482	317,791	—	745,273
Wireless Telecommunication Services	110,245	—	—	110,245
Preferred Stock	174,160	7,507,518	—	7,681,678
Warrant	3,348	—	—	3,348
Rights	—	—	226,697	226,697
Money Market Fund	20,779,480	—	—	20,779,480

Total Investments	$24,583,838	$826,330,216	$273,715	$851,187,769

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP JPMorgan High Yield Fund–17

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Schedule of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–88.93%
Aerospace & Defense–0.75%
Boeing	3,400	$601,324
Curtiss-Wright	7,100	647,946
HEICO Class A	11,100	832,500
Huntington Ingalls Industries	8,835	1,769,120
L3 Technologies	3,340	552,069
Northrop Grumman	310	73,730
Spirit AeroSystems Holdings Class A	6,180	357,946

		4,834,635

Airlines–0.73%
Copa Holdings Class A	4,600	516,350
Delta Air Lines	23,700	1,089,252
†JetBlue Airways	21,110	435,077
†United Continental Holdings	37,750	2,666,660

		4,707,339

Auto Components–0.72%
BorgWarner	90,468	3,780,658
†Visteon	9,200	901,140

		4,681,798

Automobiles–0.33%
General Motors	37,900	1,340,144
Thor Industries	8,200	788,266

		2,128,410

Banks–7.06%
Bank of America	150,100	3,540,859
Citigroup	48,700	2,913,234
Citizens Financial Group	125,301	4,329,150
Comerica	7,500	514,350
East West Bancorp	4,700	242,567
Fifth Third Bancorp	214,794	5,455,768
First Republic Bank	42,811	4,016,100
Huntington Bancshares	234,256	3,136,688
KeyCorp	20,300	360,934
M&T Bank	43,099	6,668,708
PNC Financial Services Group	18,500	2,224,440
Popular	46,400	1,889,872
Regions Financial	85,240	1,238,537
†Signature Bank	1,000	148,390
SunTrust Banks	99,374	5,495,382
†SVB Financial Group	1,950	362,876
Synovus Financial	31,900	1,308,538
Zions Bancorporation	42,951	1,803,942

		45,650,335

Beverages–1.40%
Constellation Brands Class A	23,229	3,764,724
Dr Pepper Snapple Group	53,767	5,264,865

		9,029,589

Biotechnology–0.52%
†ACADIA Pharmaceuticals	2,200	75,636

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Alnylam Pharmaceuticals	4,850	$248,563
Amgen	3,900	639,873
†BioMarin Pharmaceutical	1,500	131,670
Gilead Sciences	19,700	1,338,024
†Incyte	3,300	441,111
†Intercept Pharmaceuticals	1,550	175,305
†Juno Therapeutics	5,000	110,950
†Neurocrine Biosciences	2,500	108,250
†Seattle Genetics	1,400	88,004

		3,357,386

Building Products–0.62%
Fortune Brands Home & Security	64,711	3,937,664
Owens Corning	800	49,096

		3,986,760

Capital Markets–3.74%
Ameriprise Financial	28,607	3,709,756
Goldman Sachs Group	4,100	941,852
Intercontinental Exchange	4,400	263,428
Invesco	131,260	4,020,494
Lazard Class A	1,610	74,044
Morgan Stanley	24,400	1,045,296
MSCI	14,190	1,379,126
Northern Trust	47,370	4,101,295
Raymond James Financial	57,716	4,401,422
T. Rowe Price Group	62,117	4,233,274

		24,169,987

Chemicals–0.83%
Cabot	26,690	1,598,998
Huntsman	36,160	887,366
Sherwin-Williams	9,338	2,896,554

		5,382,918

Commercial Services & Supplies–0.13%
KAR Auction Services	19,210	838,901
LSC Communications	312	7,850

		846,751

Communications Equipment–0.76%
†ARRIS International	24,660	652,257
†CommScope Holding	96,024	4,005,161
†F5 Networks	1,750	249,498

		4,906,916

Construction & Engineering–0.23%
Fluor	2,680	141,022
Jacobs Engineering Group	18,040	997,251
KBR	24,500	368,235

		1,506,508

Consumer Finance–1.04%
Ally Financial	147,145	2,991,458

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–1

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Consumer Finance (continued)
Capital One Financial	1,000	$86,660
Discover Financial Services	35,460	2,425,109
Navient	19,100	281,916
Synchrony Financial	27,520	943,936

		6,729,079

Containers & Packaging–2.68%
Avery Dennison	4,290	345,774
Ball	72,862	5,410,732
†Berry Plastics Group	19,100	927,687
International Paper	7,480	379,834
Packaging Corp. of America	5,700	522,234
Sealed Air	2,530	110,257
Silgan Holdings	64,951	3,855,491
WestRock	111,642	5,808,733

		17,360,742

Distributors–0.47%
Genuine Parts	33,138	3,062,283

		3,062,283

Diversified Financial Services–0.02%
Voya Financial	3,800	144,248

		144,248

Diversified Telecommunication Services–0.41%
AT&T	22,000	914,100
CenturyLink	16,350	385,369
Verizon Communications	28,400	1,384,500

		2,683,969

Electric Utilities–2.70%
Alliant Energy	6,060	240,037
American Electric Power	100	6,713
Edison International	91,750	7,304,217
Exelon	16,600	597,268
FirstEnergy	11,500	365,930
Great Plains Energy	5,200	151,944
NextEra Energy	5,800	744,546
Pinnacle West Capital	620	51,696
Portland General Electric	16,200	719,604
Westar Energy	19,088	1,035,906
Xcel Energy	139,693	6,209,354

		17,427,215

Electrical Equipment–1.85%
AMETEK	79,735	4,312,069
EnerSys	7,500	592,050
Hubbell	32,893	3,948,805
Regal Beloit	30,385	2,298,625
Rockwell Automation	5,100	794,121

		11,945,670

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electronic Equipment, Instruments & Components–3.06%
Amphenol Class A	66,617	$4,741,132
†Arrow Electronics	71,518	5,250,136
Avnet	6,100	279,136
CDW	80,473	4,644,097
†Fitbit Class A	11,900	70,448
FLIR Systems	4,800	174,144
†Keysight Technologies	128,301	4,636,798

		19,795,891

Energy Equipment & Services–0.88%
Baker Hughes	38,420	2,298,284
†Dril-Quip	2,800	152,740
Ensco Class A	22,500	201,375
Halliburton	38,400	1,889,664
†Rowan	5,410	84,288
Schlumberger	5,384	420,490
†TechnipFMC	19,900	646,750

		5,693,591

Equity Real Estate Investment Trusts–7.95%
American Campus Communities	45,876	2,183,239
American Homes 4 Rent Class A	102,195	2,346,397
Apartment Investment & Management	4,630	205,341
Apple Hospitality	44,800	855,680
AvalonBay Communities	19,847	3,643,909
Boston Properties	28,484	3,771,566
Brandywine Realty Trust	37,100	602,133
Brixmor Property Group	143,658	3,082,901
Corecivic	18,500	581,270
Corporate Office Properties Trust	14,000	463,400
Crown Castle International	1,550	146,397
CyrusOne	4,600	236,762
Digital Realty Trust	920	97,879
Douglas Emmett	2,560	98,304
DuPont Fabros Technology	6,100	302,499
Equinix	4,370	1,749,617
Equity Commonwealth	45,760	1,428,627
Equity LifeStyle Properties	3,830	295,140
Essex Property Trust	8,105	1,876,551
Federal Realty Investment Trust	8,200	1,094,700
GGP	71,714	1,662,331
HCP	25,160	787,005
Hospitality Properties Trust	9,400	296,382
Kimco Realty	153,329	3,387,038
Liberty Property Trust	3,600	138,780
Mid-America Apartment Communities	4,399	447,554
Outfront Media	115,231	3,059,383
Park Hotels & Resorts	49,800	1,278,366
Piedmont Office Realty Trust Class A	31,000	662,780
Rayonier	93,313	2,644,490
Regency Centers	31,829	2,113,127
Retail Properties of America	11,800	170,156

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–2

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
SL Green Realty	250	$26,655
Spirit Realty Capital	35,000	354,550
Taubman Centers	2,190	144,584
Ventas	300	19,512
Vornado Realty Trust	44,778	4,491,681
Welltower	1,130	80,027
Weyerhaeuser	99,618	3,385,020
WP Carey ADR	19,496	1,213,041

		51,424,774

Food & Staples Retailing–1.11%
Kroger	153,892	4,538,275
†Rite Aid	30,400	129,200
Sysco	28,400	1,474,528
†US Foods Holding	6,500	181,870
Wal-Mart Stores	12,000	864,960

		7,188,833

Food Products–1.64%
Archer-Daniels-Midland	10,300	474,212
Bunge	9,100	721,266
Conagra Brands	18,200	734,188
Ingredion	12,170	1,465,633
Pilgrim’s Pride	71,800	1,615,859
†TreeHouse Foods	35,817	3,032,267
Tyson Foods Class A	41,640	2,569,604

		10,613,029

Gas Utilities–0.90%
National Fuel Gas	69,455	4,140,907
UGI	34,570	1,707,758

		5,848,665

Health Care Equipment & Supplies–0.62%
Hill-Rom Holdings	15,300	1,080,180
†Hologic	38,390	1,633,495
Zimmer Biomet Holdings	10,610	1,295,587

		4,009,262

Health Care Providers & Services–4.39%
Aetna	5,000	637,750
AmerisourceBergen	58,454	5,173,179
Anthem	1,700	281,146
†Centene	1,300	92,638
Cigna	26,025	3,812,402
†Express Scripts Holding	15,500	1,021,605
†Henry Schein	23,151	3,934,975
Humana	25,578	5,272,649
†Laboratory Corp. of America Holdings	7,626	1,094,102
McKesson	2,500	370,650
†Premier Class A	29,400	935,802
Quest Diagnostics	1,600	157,104
UnitedHealth Group	6,300	1,033,263

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
Universal Health Services Class B	25,797	$3,210,437
†WellCare Health Plans	9,600	1,346,016

		28,373,718

Hotels, Restaurants & Leisure–1.29%
Brinker International	5,900	259,364
Darden Restaurants	6,775	566,864
†Hilton Grand Vacations	33,314	954,779
Hilton Worldwide Holdings	63,263	3,698,355
International Game Technology	27,600	654,120
Marriott International Class A	15,250	1,436,245
Restaurant Brands International	5,500	306,570
Vail Resorts	2,400	460,560

		8,336,857

Household Durables–2.20%
DR Horton	18,175	605,409
†Mohawk Industries	35,204	8,078,966
Newell Brands	116,839	5,511,296

		14,195,671

Household Products–0.51%
Energizer Holdings	48,298	2,692,614
Procter & Gamble	6,600	593,010

		3,285,624

Independent Power & Renewable Electricity Producers–0.33%
AES	63,600	711,048
NRG Energy	75,100	1,404,370

		2,115,418

Industrial Conglomerates–0.67%
Carlisle	41,011	4,363,980

		4,363,980

Insurance–6.97%
†Alleghany	3,938	2,420,531
Allied World Assurance Holdings	5,660	300,546
American Financial Group	5,770	550,573
American International Group	17,700	1,105,011
American National Insurance	400	47,212
Aon	1,820	216,016
†Arch Capital Group	9,740	923,060
Aspen Insurance Holdings	2,770	144,179
Assurant	2,790	266,919
Assured Guaranty	23,170	859,839
Axis Capital Holdings	9,900	663,597
Chubb	15,617	2,127,816
Everest Re Group	3,700	865,097
First American Financial	1,300	51,064
FNF Group	1,150	44,781
Hanover Insurance Group	5,960	536,758
Hartford Financial Services Group	112,965	5,430,228
Loews	164,063	7,673,227

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–3

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
Marsh & McLennan	65,397	$4,832,184
Principal Financial Group	3,400	214,574
Progressive	59,961	2,349,272
Prudential Financial	5,200	554,736
RenaissanceRe Holdings	5,400	781,110
Torchmark	10,230	788,119
Unum Group	77,118	3,616,063
Validus Holdings	5,000	281,950
White Mountains Insurance Group	600	527,928
WR Berkley	27,495	1,941,972
XL Group	123,947	4,940,527

		45,054,889

Internet & Direct Marketing Retail–0.92%
Expedia	46,948	5,923,429

		5,923,429

Internet Software & Services–0.75%
†eBay	56,700	1,903,419
†InterActiveCorp	16,000	1,179,520
†Match Group	95,071	1,552,509
†Pandora Media	17,200	203,132
†Yelp	900	29,475

		4,868,055

IT Services–1.32%
Computer Sciences	6,600	455,466
Jack Henry & Associates	57,246	5,329,603
Leidos Holdings	4,300	219,902
Science Applications International	8,400	624,960
†Square Class A	9,000	155,520
Total System Services	6,700	358,182
†Vantiv Class A	20,470	1,312,536
Western Union	4,000	81,400

		8,537,569

Machinery–2.05%
Allison Transmission Holdings	7,600	274,056
Crane	12,070	903,198
Cummins	4,000	604,800
IDEX	48,756	4,559,174
Illinois Tool Works	800	105,976
Parker-Hannifin	10,450	1,675,344
Snap-on	30,520	5,147,808

		13,270,356

Media–1.63%
Cable One	50	31,223
CBS Class B	55,564	3,853,919
†Discovery Communications Class C	2,730	77,286
†DISH Network Class A	67,648	4,294,972
†Liberty SiriusXM Group	28,300	1,101,436
Sirius XM Holdings	140,200	722,030

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media (continued)
Viacom Class B	9,400	$438,228

		10,519,094

Metals & Mining–0.38%
Newmont Mining	6,500	214,240
Reliance Steel & Aluminum	2,650	212,053
Steel Dynamics	53,940	1,874,954
United States Steel	4,300	145,383

		2,446,630

Mortgage Real Estate Investment Trusts–0.29%
Agnc Investment	12,800	254,592
Annaly Capital Management	1,930	21,442
Chimera Investment	40,600	819,308
Two Harbors Investment	82,000	786,380

		1,881,722

Multiline Retail–1.26%
Kohl’s	99,901	3,977,059
Macy’s	24,130	715,213
Nordstrom	73,528	3,424,199

		8,116,471

Multi-Utilities–3.33%
Ameren	3,750	204,713
CenterPoint Energy	105,323	2,903,755
CMS Energy	140,696	6,294,739
Consolidated Edison	2,770	215,118
DTE Energy	1,530	156,228
MDU Resources Group	21,500	588,455
Public Service Enterprise Group	7,220	320,207
Sempra Energy	48,368	5,344,664
WEC Energy Group	90,500	5,487,015

		21,514,894

Oil, Gas & Consumable Fuels–5.19%
Apache	2,800	143,892
Chevron	3,200	343,584
Cimarex Energy	4,955	592,073
ConocoPhillips	3,700	184,519
Devon Energy	26,800	1,118,096
†Energen	155,410	8,460,520
EOG Resources	12,400	1,209,620
EQT	121,936	7,450,290
Exxon Mobil	5,200	426,452
†Gulfport Energy	2,300	39,537
Hess	2,500	120,525
Marathon Oil	43,210	682,718
Marathon Petroleum	4,040	204,182
Murphy Oil	4,440	126,940
Noble Energy	630	21,634
Occidental Petroleum	9,600	608,256
ONEOK	2,200	121,968

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–4

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
PBF Energy Class A	140,467	$3,114,153
†QEP Resources	30,030	381,681
†Rice Energy	1,900	45,030
Tesoro	10,400	843,024
Valero Energy	28,330	1,877,996
Williams	157,818	4,669,835
World Fuel Services	15,180	550,275
†WPX Energy	15,580	208,616

		33,545,416

Personal Products–1.36%
Coty Class A	185,832	3,369,134
†Edgewell Personal Care	50,003	3,657,219
†Herbalife	5,640	327,910
Nu Skin Enterprises Class A	26,100	1,449,594

		8,803,857

Pharmaceuticals–0.48%
Allergan	2,700	645,084
†Endo International	20,700	231,012
†Mallinckrodt	9,000	401,130
Perrigo	4,150	275,519
Pfizer	45,100	1,542,871

		3,095,616

Professional Services–0.46%
ManpowerGroup	23,850	2,446,295
†TransUnion	13,900	533,065

		2,979,360

Real Estate Management & Development–0.33%
†CBRE Group Class A	61,000	2,122,190

		2,122,190

Road & Rail–0.02%
Landstar System	1,460	125,049

		125,049

Semiconductors & Semiconductor Equipment–1.60%
Analog Devices	36,875	3,021,906
Applied Materials	31,770	1,235,853
KLA-Tencor	14,928	1,419,205
Lam Research	1,900	243,884
Marvell Technology Group	115,340	1,760,088
†Micron Technology	7,300	210,970
†ON Semiconductor	17,260	267,357
QUALCOMM	32,430	1,859,536
Skyworks Solutions	600	58,788
Teradyne	8,100	251,910

		10,329,497

Software–1.19%
Activision Blizzard	5,850	291,681
†Citrix Systems	7,520	627,093

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†Donnelley Financial Solutions	312	$6,018
†Nuance Communications	47,000	813,570
†Snap Class A	3,000	67,590
Symantec	2,300	70,564
†Synopsys	78,577	5,667,759
†Zynga Class A	58,200	165,870

		7,710,145

Specialty Retail–3.44%
†AutoZone	4,973	3,595,728
Bed Bath & Beyond	71,861	2,835,635
Best Buy	127,158	6,249,816
†Burlington Stores	5,600	544,824
Foot Locker	9,900	740,619
Gap	124,710	3,029,206
Ross Stores	3,300	217,371
Tiffany	51,811	4,937,588
†Ulta Beauty	300	85,569

		22,236,356

Technology Hardware, Storage & Peripherals–1.27%
HP	122,800	2,195,664
†NCR	47,546	2,171,901
NetApp	17,500	732,375
Western Digital	19,400	1,601,082
Xerox	207,280	1,521,435

		8,222,457

Textiles, Apparel & Luxury Goods–1.08%
†Michael Kors Holdings	2,100	80,031
PVH	43,168	4,466,593
Ralph Lauren	29,696	2,423,788

		6,970,412

Trading Companies & Distributors–1.03%
MSC Industrial Direct	40,249	4,135,987
†United Rentals	5,400	675,270
†WESCO International	26,300	1,829,165

		6,640,422

Wireless Telecommunication Services–0.04%
†Sprint	13,700	118,916
Telephone & Data Systems	5,200	137,852

		256,768

Total Common Stock (Cost $471,919,855)		574,958,505

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–5

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–11.05%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	71,424,078	$71,424,078

Total Money Market Fund (Cost $71,424,078)		71,424,078

TOTAL VALUE OF SECURITIES–99.98% (Cost $543,343,933)	$646,382,583
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.02%	111,283

NET ASSETS APPLICABLE TO 40,172,948 SHARES OUTSTANDING–100.00%	$646,493,866

†	Non-income producing for the period.

«	Includes $1,608,570 cash collateral held at broker for futures contracts as of March 31, 2017.

The following futures contracts were outstanding at March 31, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
Equity Contracts:
184	E-mini S&P 500 Index	$21,753,596	$21,704,640	6/17/17	$(48,956)
124	E-mini S&P MidCap 400 Index	21,234,103	21,305,680	6/19/17	71,577

Total					$22,621

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depository Receipt

IT–Information Technology

S&P–Standard & Poor’s

See accompanying notes.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–6

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Futures contracts are valued at the daily quoted settlement prices. Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not readily available are generally valued at fair value as determined in good faith under the policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (”international fair value pricing“).

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$543,343,933

Aggregate unrealized appreciation	$114,153,173
Aggregate unrealized depreciation	(11,114,523)

Net unrealized appreciation	$103,038,650

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–7

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:

Assets:
Common Stock	$574,958,505
Money Market Fund	71,424,078

Total Investments	$646,382,583

Derivatives:

Assets:
Futures Contracts	$71,577

Liabilities:
Futures Contracts	$(48,956)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–8

LVIP Managed Risk Profile 2010 Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–92.44%
Equity Funds–26.79%
*Lincoln Variable Insurance Products Trust–
LVIP Delaware Special Opportunities Fund	8,519	$349,423
LVIP SSGA Mid-Cap Index Fund	29,449	351,350
LVIP SSGA S&P 500 Index Fund	487,055	8,035,436
LVIP SSGA Small-Cap Index Fund	24,092	709,421
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	15,264	352,545

		9,798,175

Fixed Income Funds–50.00%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	378,672	3,864,343
LVIP Delaware Bond Fund	164,264	2,225,114
LVIP JPMorgan High Yield Fund	222,681	2,454,387
LVIP PIMCO Low Duration Bond Fund	138,809	1,399,750
LVIP SSGA Bond Index Fund	564,339	6,342,042
LVIP Western Asset Core Bond Fund	206,560	2,004,249

		18,289,885

International Equity Funds–12.76%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	116,332	1,063,040
LVIP SSGA International Index Fund	411,499	3,603,083

		4,666,123

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS (continued)
International Fixed Income Fund–2.89%
*Lincoln Variable Insurance Products Trust– †LVIP Global Income Fund	95,182	$1,057,474

		1,057,474

Total Affiliated Investments (Cost $25,165,863)		33,811,657

UNAFFILIATED INVESTMENTS–6.97%
Fixed Income Fund–1.93%
✢American Funds®– Mortgage Bond Fund	66,304	706,142

		706,142

International Equity Fund–1.97%
*Delaware VIP Trust– Delaware VIP Emerging Markets Series	35,183	720,909

		720,909

Money Market Fund–3.07%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	1,123,069	1,123,069

		1,123,069

Total Unaffiliated Investments (Cost $2,290,416)		2,550,120

TOTAL VALUE OF SECURITIES–99.41% (Cost $27,456,279)	36,361,777
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.59%	214,271

NET ASSETS APPLICABLE TO 3,177,004 SHARES OUTSTANDING–100.00%	$36,576,048

†	Non-income producing for the period.

*	Standard Class shares.

✢	Class 1 shares.

«	Includes $74,816 cash collateral and $24,570 foreign currencies collateral held at broker for futures contracts as of March 31, 2017.

LVIP Managed Risk Profile 2010 Fund–1

LVIP Managed Risk Profile 2010 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
Currency Contracts:
(3)	British Pound	$(229,629)	$(235,425)	6/20/17	$(5,796)
(1)	Euro	(132,962)	(134,025)	6/20/17	(1,063)
(1)	Japanese Yen	(110,268)	(112,644)	6/20/17	(2,376)

					(9,235)

Equity Contracts:
(1)	E-mini MSCI Emerging Markets Index	(45,964)	(48,070)	6/19/17	(2,106)
(2)	E-mini Russell 2000 Index	(136,513)	(138,440)	6/19/17	(1,927)
(6)	E-mini S&P 500 Index	(708,341)	(707,760)	6/17/17	581
(1)	E-mini S&P MidCap 400 Index	(170,944)	(171,820)	6/19/17	(876)
(3)	Euro STOXX 50 Index	(106,571)	(109,646)	6/19/17	(3,075)
(2)	FTSE 100 Index	(182,897)	(182,309)	6/19/17	588
(1)	Nikkei 225 Index (OSE)	(172,549)	(169,855)	6/9/17	2,694

					(4,121)

Total					$(13,356)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

FTSE–Financial Times Stock Exchange

MSCI–Morgan Stanly Capital International

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes.

LVIP Managed Risk Profile 2010 Fund–2

LVIP Managed Risk Profile 2010 Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Managed Risk Profile 2010 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$27,456,279

Aggregate unrealized appreciation	$8,924,365
Aggregate unrealized depreciation	(18,867)

Net unrealized appreciation	$8,905,498

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments)(e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:

Assets:
Affiliated Investments	$33,811,657
Unaffiliated Investments	2,550,120

Total Investments	$36,361,777

Derivatives:

Assets:
Futures Contracts	$3,863

Liabilities:
Futures Contracts	$(17,219)

There were no Level 3 investments at the beginning or end of the period.

LVIP Managed Risk Profile 2010 Fund–3

LVIP Managed Risk Profile 2010 Fund

Notes (continued)

2. Investments (continued)

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/17	Dividends	Capital Gain Distributions
LVIP BlackRock Inflation Protected Bond Fund	$2,322,195	$1,890,905	$370,985	$2,149	$20,079	$3,864,343	$—	$—
LVIP Clarion Global Real Estate Fund	1,166,832	21,170	138,433	1,177	12,294	1,063,040	—	—
LVIP Delaware Bond Fund	2,311,806	—	107,714	(4,760)	25,782	2,225,114	—	—
LVIP Delaware Special Opportunities Fund	386,954	1,350	57,380	6,278	12,221	349,423	—	—
LVIP Global Income Fund	2,316,445	8,097	1,299,141	(7,453)	39,526	1,057,474	—	—
LVIP JPMorgan High Yield Fund	2,722,849	9,450	342,471	(15,810)	80,369	2,454,387	—	—
LVIP PIMCO Low Duration Bond Fund	1,548,124	26,700	184,577	(54)	9,557	1,399,750	—	—
LVIP SSGA Bond Index Fund	6,947,400	178,538	830,595	10,101	36,598	6,342,042	—	—
LVIP SSGA International Index Fund	4,630,802	16,198	1,344,877	208,156	92,804	3,603,083	—	—
LVIP SSGA Mid-Cap Index Fund	383,032	1,350	47,179	6,297	7,850	351,350	—	—
LVIP SSGA S&P 500 Index Fund	8,883,070	31,050	1,392,508	639,620	(125,796)	8,035,436	—	—
LVIP SSGA Small-Cap Index Fund	770,487	13,565	92,288	46,340	(28,683)	709,421	—	—
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	380,218	1,350	55,729	14,946	11,760	352,545	—	—
LVIP Western Asset Core Bond Fund	2,321,637	212,332	553,730	(21,499)	45,509	2,004,249	—	—

Total	$37,091,851	$2,412,055	$6,817,607	$885,488	$239,870	$33,811,657	$—	$—

4. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP Managed Risk Profile 2010 Fund–4

LVIP Managed Risk Profile 2020 Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–92.44%
Equity Funds–35.99%
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	27,667	$1,257,229
LVIP Delaware Special Opportunities Fund	59,741	2,450,410
LVIP SSGA Mid-Cap Index Fund	103,243	1,231,792
LVIP SSGA S&P 500 Index Fund	2,152,762	35,516,266
LVIP SSGA Small-Cap Index Fund	84,461	2,487,043
LVIP SSGA Small-Mid Cap 200 Fund	87,495	1,240,148
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	107,026	2,471,861

		46,654,749

Fixed Income Funds–38.03%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	723,669	7,385,040
LVIP Delaware Bond Fund	428,407	5,803,203
LVIP JPMorgan High Yield Fund	444,717	4,901,670
LVIP PIMCO Low Duration Bond Fund	486,540	4,906,266
LVIP SSGA Bond Index Fund	1,978,527	22,234,689
LVIP Western Asset Core Bond Fund	420,573	4,080,822

		49,311,690

International Equity Funds–16.51%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	407,723	3,725,770

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS (continued)
International Equity Funds (continued)
LVIP SSGA International Index Fund	2,018,871	$17,677,234

		21,403,004

International Fixed Income Fund–1.91%
*Lincoln Variable Insurance Products Trust– †LVIP Global Income Fund	222,686	2,474,036

		2,474,036

Total Affiliated Investments (Cost $84,545,583)		119,843,479

UNAFFILIATED INVESTMENTS–6.58%
International Equity Funds–2.92%
iShares MSCI Emerging Markets ETF	64,620	2,545,382
*Delaware VIP Trust– Delaware VIP Emerging Markets Series	60,166	1,232,809

		3,778,191

Money Market Fund–3.66%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	4,747,507	4,747,507

		4,747,507

Total Unaffiliated Investments (Cost $7,746,625)		8,525,698

TOTAL VALUE OF SECURITIES–99.02% (Cost $92,292,208)	128,369,177
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.98%	1,268,275

NET ASSETS APPLICABLE TO 11,165,317 SHARES OUTSTANDING–100.00%	$129,637,452

†	Non-income producing for the period.

*	Standard Class shares.

«	Includes $354,259 cash collateral and $114,031 foreign currencies collateral held at broker for futures contracts as of March 31, 2017.

LVIP Managed Risk Profile 2020 Fund–1

LVIP Managed Risk Profile 2020 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
Currency Contracts:
(12)	British Pound	$(918,515)	$(941,700)	6/20/17	$(23,185)
(5)	Euro	(664,809)	(670,126)	6/20/17	(5,317)
(4)	Japanese Yen	(440,947)	(450,575)	6/20/17	(9,628)

					(38,130)

Equity Contracts:
(6)	E-mini MSCI Emerging Markets Index	(275,725)	(288,420)	6/19/17	(12,695)
(8)	E-mini Russell 2000 Index	(546,054)	(553,760)	6/19/17	(7,706)
(33)	E-mini S&P 500 Index	(3,895,873)	(3,892,680)	6/17/17	3,193
(3)	E-mini S&P MidCap 400 Index	(512,833)	(515,460)	6/19/17	(2,627)
(16)	Euro STOXX 50 Index	(568,381)	(584,777)	6/19/17	(16,396)
(10)	FTSE 100 Index	(914,485)	(911,547)	6/19/17	2,938
(3)	Nikkei 225 Index (OSE)	(517,378)	(509,566)	6/9/17	7,812

					(25,481)

Total					$(63,611)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

FTSE–Financial Times Stock Exchange

MSCI–Morgan Stanley Capital International

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes.

LVIP Managed Risk Profile 2020 Fund–2

LVIP Managed Risk Profile 2020 Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Managed Risk Profile 2020 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange traded funds (“ETF”), that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$92,292,208

Aggregate unrealized appreciation	$36,250,705
Aggregate unrealized depreciation	(173,736)

Net unrealized appreciation	$36,076,969

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Managed Risk Profile 2020 Fund–3

LVIP Managed Risk Profile 2020 Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:

Assets:
Affiliated Investments	$119,843,479
Unaffiliated Investments	8,525,698

Total Investments	$128,369,177

Derivatives:

Assets:
Futures Contracts	$13,943

Liabilities:
Futures Contracts	$(77,554)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/17	Dividends	Capital Gain Distributions
LVIP Baron Growth Opportunities Fund	$1,301,876	$23,727	$199,060	$69,890	$60,796	$1,257,229	$—	$—
LVIP BlackRock Inflation Protected Bond Fund	6,650,618	1,583,848	886,320	918	35,976	7,385,040	—	—
LVIP Clarion Global Real Estate Fund	4,009,415	152,547	482,749	2,182	44,375	3,725,770	—	—
LVIP Delaware Bond Fund	5,747,938	—	—	—	55,265	5,803,203	—	—
LVIP Delaware Special Opportunities Fund	2,632,523	47,454	357,846	477	127,802	2,450,410	—	—
LVIP Global Income Fund	3,980,822	58,608	1,630,593	(13,921)	79,120	2,474,036	—	—
LVIP JPMorgan High Yield Fund	8,023,070	117,217	3,405,922	(126,846)	294,151	4,901,670	—	—
LVIP PIMCO Low Duration Bond Fund	5,321,065	195,738	643,665	(102)	33,230	4,906,266	—	—
LVIP SSGA Bond Index Fund	21,224,767	3,574,907	2,738,137	2,384	170,768	22,234,689	—	—
LVIP SSGA International Index Fund	21,219,975	354,488	5,322,095	848,195	576,671	17,677,234	—	—
LVIP SSGA Mid-Cap Index Fund	1,316,284	26,862	160,916	22,060	27,502	1,231,792	—	—
LVIP SSGA S&P 500 Index Fund	34,518,083	3,398,181	4,429,037	1,100,336	928,703	35,516,266	—	—
LVIP SSGA Small-Cap Index Fund	2,670,188	76,488	321,832	22,694	39,505	2,487,043	—	—
LVIP SSGA Small-Mid Cap 200 Fund	1,331,540	67,883	160,916	14,151	(12,510)	1,240,148	—	—

LVIP Managed Risk Profile 2020 Fund–4

LVIP Managed Risk Profile 2020 Fund

Notes (continued)

3. Transactions with Affiliates (continued)

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/17	Dividends	Capital Gain Distributions
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	$2,613,250	$47,454	$375,626	$7,136	$179,647	$2,471,861	$—	$—
LVIP Western Asset Core Bond Fund	3,541,127	1,697,166	1,208,152	(50,204)	100,885	4,080,822	—	—

Total	$126,102,541	$11,422,568	$22,322,866	$1,899,350	$2,741,886	$119,843,479	$—	$—

4. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP Managed Risk Profile 2020 Fund–5

LVIP Managed Risk Profile 2030 Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–91.61%
Equity Funds–35.97%
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	34,080	$1,548,669
LVIP Delaware Special Opportunities Fund	36,796	1,509,261
LVIP MFS Value Fund	75,359	2,995,131
LVIP SSGA Mid-Cap Index Fund	127,192	1,517,530
LVIP SSGA S&P 500 Index Fund	2,560,522	42,243,488
LVIP SSGA Small-Cap Index Fund	51,805	1,525,446
LVIP SSGA Small-Mid Cap 200 Fund	107,815	1,528,166
LVIP T. Rowe Price Growth Stock Fund	41,358	1,526,467
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	131,827	3,044,677

		57,438,835

Fixed Income Funds–31.42%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	594,350	6,065,341
LVIP Delaware Bond Fund	253,032	3,427,566
LVIP JPMorgan High Yield Fund	549,760	6,059,450
LVIP PIMCO Low Duration Bond Fund	299,748	3,022,656
LVIP SSGA Bond Index Fund	2,166,476	24,346,862
LVIP Western Asset Core Bond Fund	746,053	7,238,948

		50,160,823

International Equity Funds–22.31%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	500,702	4,575,419
LVIP MFS International Growth Fund	316,075	4,669,371
LVIP Mondrian International Value Fund	281,821	4,663,298
LVIP SSGA Emerging Markets 100 Fund	164,889	1,508,898
LVIP SSGA International Index Fund	2,307,765	20,206,789

		35,623,775

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS (continued)
International Fixed Income Fund–1.91%
*Lincoln Variable Insurance Products Trust– †LVIP Global Income Fund	274,733	$3,052,279

		3,052,279

Total Affiliated Investments (Cost $105,298,988)		146,275,712

UNAFFILIATED INVESTMENTS–7.38%
International Equity Funds–3.91%
iShares MSCI Emerging Markets ETF	79,412	3,128,039
*Delaware VIP Trust– Delaware VIP Emerging Markets Series	151,876	3,111,936

		6,239,975

Money Market Fund–3.47%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	5,546,453	5,546,453

		5,546,453

Total Unaffiliated Investments (Cost $10,543,302)		11,786,428

TOTAL VALUE OF SECURITIES–98.99% (Cost $115,842,290)	158,062,140
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.01%	1,609,682

NET ASSETS APPLICABLE TO 14,150,631 SHARES OUTSTANDING–100.00%	$159,671,822

†	Non-income producing for the period.

*	Standard Class shares.

«	Includes $514,170 cash collateral and $196,717 foreign currencies collateral held at broker for futures contracts as of March 31, 2017.

LVIP Managed Risk Profile 2030 Fund–1

LVIP Managed Risk Profile 2030 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
Currency Contracts:
(21)	British Pound	$(1,607,402)	$(1,647,975)	6/20/17	$(40,573)
(8)	Euro	(1,063,693)	(1,072,200)	6/20/17	(8,507)
(6)	Japanese Yen	(661,476)	(675,862)	6/20/17	(14,386)

					(63,466)

Equity Contracts:
(12)	E-mini MSCI Emerging Markets Index	(551,390)	(576,840)	6/19/17	(25,450)
(8)	E-mini Russell 2000 Index	(546,053)	(553,760)	6/19/17	(7,707)
(45)	E-mini S&P 500 Index	(5,312,554)	(5,308,200)	6/17/17	4,354
(4)	E-mini S&P MidCap 400 Index	(683,777)	(687,280)	6/19/17	(3,503)
(29)	Euro STOXX 50 Index	(1,030,190)	(1,059,908)	6/19/17	(29,718)
(17)	FTSE 100 Index	(1,554,625)	(1,549,630)	6/19/17	4,995
(4)	Nikkei 225 Index (OSE)	(690,197)	(679,421)	6/9/17	10,776

					(46,253)

Total					$(109,719)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

FTSE–Financial Times Stock Exchange

MSCI–Morgan Stanley Capital International

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes.

LVIP Managed Risk Profile 2030 Fund–2

LVIP Managed Risk Profile 2030 Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Managed Risk Profile 2030 Fund (the “Fund”) is an investment company in conformity with U.S generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETF”) that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$115,842,290

Aggregate unrealized appreciation	$42,417,019
Aggregate unrealized depreciation	(197,169)

Net unrealized appreciation	$42,219,850

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Managed Risk Profile 2030 Fund–3

LVIP Managed Risk Profile 2030 Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:
Assets:
Affiliated Investments	$146,275,712
Unaffiliated Investments	11,786,428

Total Investments	$158,062,140

Derivatives:
Assets:
Futures Contracts	$20,125

Liabilities:
Futures Contracts	$(129,844)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/17	Dividends	Capital Gain Distributions
LVIP Baron Growth Opportunities Fund	$1,481,497	$28,725	$114,415	$5,485	$147,377	$1,548,669	$—	$—
LVIP BlackRock Inflation Protected Bond Fund	6,054,330	283,005	300,169	(429)	28,604	6,065,341	—	—
LVIP Clarion Global Real Estate Fund	6,083,159	106,698	1,651,665	(128,053)	165,280	4,575,419	—	—
LVIP Delaware Bond Fund	3,394,925	—	—	—	32,641	3,427,566	—	—
LVIP Delaware Special Opportunities Fund	1,513,460	28,724	106,989	16,097	57,969	1,509,261	—	—
LVIP Global Income Fund	3,020,061	115,595	150,084	(4,445)	71,152	3,052,279	—	—
LVIP JPMorgan High Yield Fund	6,086,964	121,644	300,169	(14,710)	165,721	6,059,450	—	—
LVIP MFS International Growth Fund	3,041,840	1,531,467	179,120	140	275,044	4,669,371	—	—
LVIP MFS Value Fund	3,006,834	57,449	212,305	6,011	137,142	2,995,131	—	—
LVIP Mondrian International Value Fund	4,561,449	86,174	321,271	(12,201)	349,147	4,663,298	—	—
LVIP PIMCO Low Duration Bond Fund	3,027,641	125,437	150,084	(143)	19,805	3,022,656	—	—
LVIP SSGA Bond Index Fund	24,151,834	1,216,564	1,200,675	(9,590)	188,729	24,346,862	—	—
LVIP SSGA Emerging Markets 100 Fund	1,475,918	28,724	156,800	20,408	140,648	1,508,898	—	—
LVIP SSGA International Index Fund	19,615,376	373,419	1,209,124	178,517	1,248,601	20,206,789	—	—

LVIP Managed Risk Profile 2030 Fund–4

LVIP Managed Risk Profile 2030 Fund

Notes (continued)

3. Transactions with Affiliates (continued)

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/17	Dividends	Capital Gain Distributions
LVIP SSGA Mid-Cap Index Fund	$1,497,941	$37,539	$75,042	$6,708	$50,384	$1,517,530	$—	$—
LVIP SSGA S&P 500 Index Fund	39,284,149	2,635,417	2,009,167	420,064	1,913,025	42,243,488	—	—
LVIP SSGA Small-Cap Index Fund	3,013,248	49,249	1,578,927	118,574	(76,698)	1,525,446	—	—
LVIP SSGA Small-Mid Cap 200 Fund	1,515,456	85,303	75,042	4,510	(2,061)	1,528,166	—	—
LVIP T. Rowe Price Growth Stock Fund	1,499,513	28,725	165,563	67,434	96,358	1,526,467	—	—
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,973,838	57,449	202,293	45,170	170,513	3,044,677	—	—
LVIP Western Asset Core Bond Fund	5,665,733	1,965,562	479,288	(19,936)	106,877	7,238,948	—	—

Total	$141,965,166	$8,962,869	$10,638,192	$699,611	$5,286,258	$146,275,712	$—	$—

4. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP Managed Risk Profile 2030 Fund–5

LVIP Managed Risk Profile 2040 Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–91.15%
Equity Funds–42.39%
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	23,536	$1,069,515
LVIP Delaware Special Opportunities Fund	25,407	1,042,130
LVIP MFS Value Fund	78,054	3,102,246
LVIP SSGA Mid-Cap Index Fund	87,828	1,047,879
LVIP SSGA S&P 500 Index Fund	2,020,742	33,338,194
LVIP SSGA Small-Cap Index Fund	71,852	2,115,757
LVIP SSGA Small-Mid Cap 200 Fund	74,450	1,055,255
LVIP T. Rowe Price Growth Stock Fund	57,095	2,107,328
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	91,034	2,102,532

		46,980,836

Fixed Income Funds–24.64%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	204,946	2,091,470
LVIP Delaware Bond Fund	115,438	1,563,728
LVIP JPMorgan High Yield Fund	380,138	4,189,883
LVIP PIMCO Low Duration Bond Fund	206,979	2,087,177
LVIP SSGA Bond Index Fund	1,029,091	11,564,925
LVIP Western Asset Core Bond Fund	598,589	5,808,112

		27,305,295

International Equity Funds–24.12%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	462,733	4,228,459
LVIP MFS International Growth Fund	218,951	3,234,562
LVIP Mondrian International Value Fund	259,639	4,296,251

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS (continued)
International Equity Funds (continued)
LVIP SSGA Emerging Markets 100 Fund	227,771	$2,084,332
LVIP SSGA International Index Fund	1,471,405	12,883,626

		26,727,230

Total Affiliated Investments (Cost $67,446,873)		101,013,361

UNAFFILIATED INVESTMENTS–8.34%
Commodity Fund–0.95%
**PIMCO Variable Insurance Products Trust– PIMCO CommodityRealReturn Strategy Portfolio	150,155	1,049,585

		1,049,585

International Equity Funds–2.91%
iShares MSCI Emerging Markets ETF	27,402	1,079,365
*Delaware VIP Trust– Delaware VIP Emerging Markets Series	104,908	2,149,558

		3,228,923

Money Market Fund–4.48%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	4,965,787	4,965,787

		4,965,787

Total Unaffiliated Investments (Cost $8,704,980)		9,244,295

TOTAL VALUE OF SECURITIES–99.49% (Cost $76,151,853)	110,257,656
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.51%	569,145

NET ASSETS APPLICABLE TO 10,276,067 SHARES OUTSTANDING–100.00%	$110,826,801

*	Standard Class shares.

**	Institutional Class shares.

«	Includes $370,062 cash collateral and $113,505 foreign currencies collateral held at broker for futures contracts as of March 31, 2017.

LVIP Managed Risk Profile 2040 Fund–1

LVIP Managed Risk Profile 2040 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
Currency Contracts:
(13)	British Pound	$(995,058)	$(1,020,175)	6/20/17	$(25,117)
(5)	Euro	(664,808)	(670,125)	6/20/17	(5,317)
(4)	Japanese Yen	(441,003)	(450,575)	6/20/17	(9,572)

					(40,006)

Equity Contracts:
(8)	E-mini MSCI Emerging Markets Index	(367,634)	(384,560)	6/19/17	(16,926)
(7)	E-mini Russell 2000 Index	(477,797)	(484,540)	6/19/17	(6,743)
(34)	E-mini S&P 500 Index	(4,013,675)	(4,010,640)	6/17/17	3,035
(3)	E-mini S&P MidCap 400 Index	(512,833)	(515,460)	6/19/17	(2,627)
(18)	Euro STOXX 50 Index	(639,428)	(657,874)	6/19/17	(18,446)
(10)	FTSE 100 Index	(914,423)	(911,548)	6/19/17	2,875
(2)	Nikkei 225 Index (OSE)	(345,458)	(339,711)	6/9/17	5,747

					(33,085)

Total					$(73,091)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

FTSE–Financial Times Stock Exchange

MSCI–Morgan Stanley Capital International

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes.

LVIP Managed Risk Profile 2040 Fund–2

LVIP Managed Risk Profile 2040 Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Managed Risk Profile 2040 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETF”), that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$76,151,853

Aggregate unrealized appreciation	$34,416,397
Aggregate unrealized depreciation	(310,594)

Net unrealized appreciation	$34,105,803

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Managed Risk Profile 2040 Fund–3

LVIP Managed Risk Profile 2040 Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1

Investments:
Assets:
Affiliated Investments	$101,013,361
Unaffiliated Investments	9,244,295

Total Investments	$110,257,656

Derivatives:
Assets:
Futures Contracts	$11,657

Liabilities:
Futures Contracts	$(84,748)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/17	Dividends	Capital Gain Distributions
LVIP Baron Growth Opportunities Fund	$1,039,836	$25,353	$102,078	$12,349	$94,055	$1,069,515	$—	$—
LVIP BlackRock Inflation Protected Bond Fund	4,249,489	85,997	2,248,885	(46,309)	51,178	2,091,470	—	—
LVIP Clarion Global Real Estate Fund	4,269,829	220,301	315,619	(29,503)	83,451	4,228,459	—	—
LVIP Delaware Bond Fund	1,548,836	—	—	—	14,892	1,563,728	—	—
LVIP Delaware Special Opportunities Fund	1,062,084	25,353	96,923	27,441	24,175	1,042,130	—	—
LVIP Global Income Fund*	2,119,674	35,292	2,170,419	(8,512)	23,965	—	—	—
LVIP JPMorgan High Yield Fund	3,204,051	1,166,575	270,583	(19,219)	109,059	4,189,883	—	—
LVIP MFS International Growth Fund	4,269,833	93,704	1,420,322	208,851	82,496	3,234,562	—	—
LVIP MFS Value Fund	3,168,034	76,058	291,787	9,334	140,607	3,102,246	—	—
LVIP Mondrian International Value Fund	5,335,698	119,056	1,519,384	33,539	327,342	4,296,251	—	—
LVIP PIMCO Low Duration Bond Fund	2,124,980	106,323	157,810	(159)	13,843	2,087,177	—	—
LVIP SSGA Bond Index Fund	9,535,745	2,710,789	777,881	208	96,064	11,564,925	—	—
LVIP SSGA Emerging Markets 100 Fund	2,071,928	50,705	263,491	31,301	193,889	2,084,332	—	—
LVIP SSGA International Index Fund	12,708,431	304,230	1,049,388	139,817	780,536	12,883,626	—	—

LVIP Managed Risk Profile 2040 Fund–4

LVIP Managed Risk Profile 2040 Fund

Notes (continued)

3. Transactions with Affiliates (continued)

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/17	Dividends	Capital Gain Distributions
LVIP SSGA Mid-Cap Index Fund	$1,051,318	$35,721	$78,905	$6,131	$33,614	$1,047,879	$—	$—
LVIP SSGA S&P 500 Index Fund	32,868,502	1,009,944	2,479,919	746,795	1,192,872	33,338,194	—	—
LVIP SSGA Small-Cap Index Fund	2,114,688	108,461	157,810	3,598	46,820	2,115,757	—	—
LVIP SSGA Small-Mid Cap 200 Fund	1,063,497	69,031	78,905	4,042	(2,410)	1,055,255	—	—
LVIP T. Rowe Price Growth Stock Fund	1,052,422	1,041,167	112,773	11,164	115,348	2,107,328	—	—
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,087,220	50,705	185,812	40,885	109,534	2,102,532	—	—
LVIP Western Asset Core Bond Fund	3,753,068	2,443,972	462,262	(17,391)	90,725	5,808,112	—	—

Total	$100,699,163	$9,778,737	$14,240,956	$1,154,362	$3,622,055	$101,013,361	$—	$—

*	Issuer was not an investment of the Fund at March 31, 2017.

4. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP Managed Risk Profile 2040 Fund–5

LVIP Managed Risk Profile 2050 Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–86.35%
Equity Funds–46.96%
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	8,040	$365,335
LVIP Delaware Special Opportunities Fund	8,681	356,066
LVIP MFS Value Fund	35,545	1,412,726
LVIP SSGA Mid-Cap Index Fund	90,137	1,075,424
LVIP SSGA S&P 500 Index Fund	712,039	11,747,226
LVIP SSGA Small-Cap Index Fund	36,821	1,084,240
LVIP SSGA Small-Mid Cap 200 Fund	25,439	360,566
LVIP T. Rowe Price Growth Stock Fund	29,262	1,080,015
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	31,099	718,253

		18,199,851

Fixed Income Funds–11.12%
*Lincoln Variable Insurance Products Trust–
LVIP Delaware Bond Fund	17,480	236,787
LVIP JPMorgan High Yield Fund	97,297	1,072,407
LVIP PIMCO Low Duration Bond Fund	35,362	356,593
LVIP SSGA Bond Index Fund	96,031	1,079,198
LVIP Western Asset Core Bond Fund	161,131	1,563,454

		4,308,439

International Equity Funds–28.27%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	157,705	1,441,111
LVIP MFS International Growth Fund	74,657	1,102,910

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS (continued)
International Equity Funds (continued)
LVIP Mondrian International Value Fund	88,632	$1,466,593
LVIP SSGA Emerging Markets 100 Fund	77,817	712,106
LVIP SSGA International Index Fund	711,884	6,233,255

		10,955,975

Total Affiliated Investments (Cost $26,251,586)		33,464,265

UNAFFILIATED INVESTMENTS–13.27%
Commodity Fund–0.93%
**PIMCO Variable Insurance Products Trust– PIMCO CommodityRealReturn Strategy Portfolio	51,317	358,705

		358,705

International Equity Funds–5.71%
iShares MSCI Emerging Markets ETF	28,193	1,110,522
*Delaware VIP Trust– Delaware VIP Emerging Markets Series	53,747	1,101,280

		2,211,802

Money Market Fund–6.63%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	2,571,403	2,571,403

		2,571,403

Total Unaffiliated Investments (Cost $4,918,632)		5,141,910

TOTAL VALUE OF SECURITIES–99.62% (Cost $31,170,218)	38,606,175
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.38%	147,539

NET ASSETS APPLICABLE TO 3,880,085 SHARES OUTSTANDING–100.00%	$38,753,714

*	Standard Class shares.

**	Institutional Class shares.

«	Includes $100,286 cash collateral and $70,964 foreign currencies collateral held at broker for futures contracts as of March 31, 2017.

LVIP Managed Risk Profile 2050 Fund–1

LVIP Managed Risk Profile 2050 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
Currency Contracts:
(7)	Euro	$(930,732)	$(938,175)	6/20/17	$(7,443)

					(7,443)

Equity Contracts:
(12)	E-mini S&P 500 Index	(1,416,591)	(1,415,520)	6/17/17	1,071
(23)	Euro STOXX 50 Index	(817,047)	(840,617)	6/19/17	(23,570)

					(22,499)

Total					$(29,942)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

See accompanying notes.

LVIP Managed Risk Profile 2050 Fund–2

LVIP Managed Risk Profile 2050 Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Managed Risk Profile 2050 Fund (the “Fund”) is an investment company in conformity with U.S generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange traded funds (“ETF”), that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$31,170,218

Aggregate unrealized appreciation	$7,489,246
Aggregate unrealized depreciation	(53,289)

Net unrealized appreciation	$7,435,957

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments)(e.g., indicative quotes from brokers, fair valued securities)

LVIP Managed Risk Profile 2050 Fund–3

LVIP Managed Risk Profile 2050 Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:

Assets:
Affiliated Investments	$33,464,265
Unaffiliated Investments	5,141,910

Total Investments	$38,606,175

Derivatives:

Assets:
Futures Contracts	$1,071

Liabilities:
Futures Contracts	$(31,013)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/17	Dividends	Capital Gain Distributions
LVIP Baron Growth Opportunities Fund	$336,383	$16,946	$22,840	$(1,280)	$36,126	$365,335	$—	$—
LVIP BlackRock Inflation Protected Bond Fund*	687,422	28,454	714,184	(11,801)	10,109	—	—	—
LVIP Clarion Global Real Estate Fund	1,726,517	82,011	380,828	(37,347)	50,758	1,441,111	—	—
LVIP Delaware Bond Fund	234,532	—	—	—	2,255	236,787	—	—
LVIP Delaware Special Opportunities Fund	343,496	16,946	21,039	614	16,049	356,066	—	—
LVIP JPMorgan High Yield Fund	1,036,484	60,584	50,559	(2,935)	28,833	1,072,407	—	—
LVIP MFS International Growth Fund	1,035,998	50,838	63,317	(437)	79,828	1,102,910	—	—
LVIP MFS Value Fund	1,024,865	394,538	51,903	553	44,673	1,412,726	—	—
LVIP Mondrian International Value Fund	1,380,885	67,784	85,257	(9,989)	113,170	1,466,593	—	—
LVIP PIMCO Low Duration Bond Fund	343,722	27,460	16,853	(123)	2,387	356,593	—	—
LVIP SSGA Bond Index Fund	342,777	744,556	19,541	(101)	11,507	1,079,198	—	—
LVIP SSGA Emerging Markets 100 Fund	670,322	33,892	64,911	1,911	70,892	712,106	—	—
LVIP SSGA International Index Fund	6,167,575	302,308	679,325	4,028	438,669	6,233,255	—	—
LVIP SSGA Mid-Cap Index Fund	680,085	400,938	35,050	865	28,586	1,075,424	—	—

LVIP Managed Risk Profile 2050 Fund–4

LVIP Managed Risk Profile 2050 Fund

Notes (continued)

3. Transactions with Affiliates (continued)

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/17	Dividends	Capital Gain Distributions
LVIP SSGA S&P 500 Index Fund	$12,347,531	$601,897	$1,931,126	$113,243	$615,681	$11,747,226	$—	$—
LVIP SSGA Small-Cap Index Fund	1,025,945	83,929	50,559	962	23,963	1,084,240	—	—
LVIP SSGA Small-Mid Cap 200 Fund	343,939	32,820	16,853	755	(95)	360,566	—	—
LVIP T. Rowe Price Growth Stock Fund	680,927	355,720	35,050	509	77,909	1,080,015	—	—
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	675,222	33,892	39,727	185	48,681	718,253	—	—
LVIP Western Asset Core Bond Fund	794,887	801,901	53,247	(2,064)	21,977	1,563,454	—	—

Total	$31,879,514	$4,137,414	$4,332,169	$57,548	$1,721,958	$33,464,265	$—	$—

*Issuer was not an investment of the Fund at March 31, 2017.

4. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP Managed Risk Profile 2050 Fund–5

LVIP MFS International Equity Managed Volatility Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–93.09%
Equity Fund–8.99%
*Lincoln Variable Insurance Products Trust– LVIP MFS Value Fund	522,933	$20,783,969

		20,783,969

International Equity Funds–84.10%
*Lincoln Variable Insurance Products Trust– LVIP MFS International Growth Fund	10,250,373	151,428,755
MFS® Variable Insurance Trust II– XMFS® Research International Portfolio	2,957,985	43,038,685

		194,467,440

Total Affiliated Investments (Cost $196,486,987)		215,251,409

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT–6.49%
Money Market Fund–6.49%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	14,996,249	$14,996,249

Total Unaffiliated Investment (Cost $14,996,249)		14,996,249

TOTAL VALUE OF SECURITIES–99.58% (Cost $211,483,236)	230,247,658
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.42%	967,671

NET ASSETS APPLICABLE TO 23,775,560 SHARES OUTSTANDING–100.00%	$231,215,329

*	Standard Class shares.

X	Initial Class.

«	Includes $277,748 cash collateral due to broker and $1,092,978 foreign currencies collateral held at broker for future contracts as of March 31, 2017.

The following futures contracts were outstanding at March 31, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
Currency Contracts:
39	British Pound	$2,973,248	$3,060,525	6/20/17	$87,277
37	Euro	4,900,067	4,958,925	6/20/17	58,858
31	Japanese Yen	3,397,112	3,491,956	6/20/17	94,844

					240,979

Equity Contracts:
19	E-mini S&P 500 Index	2,247,208	2,241,240	6/17/17	(5,968)
155	Euro STOXX 50 Index	5,519,781	5,665,028	6/19/17	145,247
36	FTSE 100 Index	3,279,252	3,281,570	6/19/17	2,318
22	Nikkei 225 Index (OSE)	3,801,457	3,736,819	6/9/17	(64,638)

					76,959

Total					$317,938

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP MFS International Equity Managed Volatility Fund–1

LVIP MFS International Equity Managed Volatility Fund

Schedule of Investments (continued)

Summary of Abbreviations:

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes.

LVIP MFS International Equity Managed Volatility Fund–2

LVIP MFS International Equity Managed Volatility Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP MFS International Equity Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in other mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$211,483,236

Aggregate unrealized appreciation	$18,764,422
Aggregate unrealized depreciation	—

Net unrealized appreciation	$18,764,422

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:

Assets:
Affiliated Investments	$215,251,409
Unaffiliated Investment	14,996,249

Total Investments	$230,247,658

Derivatives:

Assets:
Futures Contracts	$388,544

Liabilities:
Futures Contracts	$(70,606)

There were no Level 3 investments at the beginning or end of the period.

LVIP MFS International Equity Managed Volatility Fund–3

LVIP MFS International Equity Managed Volatility Fund

Notes (continued)

2. Investments (continued)

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2017 were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/17	Dividends	Capital Gain Distributions
LVIP MFS International Growth Fund	$140,205,056	$4,677,180	$4,420,738	$(47,932)	$11,015,189	$151,428,755	$—	$—
LVIP MFS Value Fund	19,818,523	668,169	659,468	7,351	949,394	20,783,969	—	—
MFS® Research International Portfolio	39,619,551	1,626,155	1,182,305	5,147	2,970,137	43,038,685	—	—

Total	$199,643,130	$6,971,504	$6,262,511	$(35,434)	$14,934,720	$215,251,409	$—	$—

4. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes .

LVIP MFS International Equity Managed Volatility Fund–4

LVIP MFS International Growth Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–98.71%
Australia–1.25%
Brambles	892,747	$6,377,249
Oil Search	1,249,475	6,892,204

		13,269,453

Brazil–0.38%
Ambev ADR	691,205	3,981,341

		3,981,341

Canada–4.43%
Canadian National Railway	381,646	28,215,089
Element Fleet Management	435,978	4,035,710
Ritchie Bros Auctioneers	191,619	6,306,849
Suncor Energy	275,399	8,455,496

		47,013,144

☐China–2.31%
†Alibaba Group Holding ADR	138,025	14,883,236
†Baidu ADR	39,733	6,854,737
†Yum China Holdings	99,464	2,705,421

		24,443,394

Denmark–1.60%
Carlsberg Class B	103,128	9,523,694
Novo Nordisk Class B	217,905	7,483,688

		17,007,382

France–17.46%
Air Liquide	134,758	15,396,678
Danone	292,123	19,869,963
Dassault Systemes	170,880	14,791,399
Essilor International	94,701	11,506,978
Kering	59,144	15,297,339
Legrand	73,614	4,438,596
L’Oreal	124,499	23,926,718
LVMH Moet Hennessy Louis Vuitton	129,671	28,475,853
Pernod Ricard	213,809	25,295,341
Publicis Groupe	112,153	7,837,932
Schneider Electric	249,822	18,290,589

		185,127,386

Germany–10.81%
Bayer	179,306	20,668,197
Brenntag	181,590	10,179,997
Fresenius Medical Care & Co.	171,356	14,450,544
GEA Group	202,316	8,598,695
Linde	75,341	12,546,347
†QIAGEN	243,813	7,077,313
SAP	301,986	29,632,154
Symrise	172,308	11,459,225

		114,612,472

∎Hong Kong–3.26%
AIA Group	4,934,200	31,110,571

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
∎Hong Kong (continued)
Dairy Farm International Holdings	375,000	$3,405,000

		34,515,571

India–2.08%
†Adani Ports & Special Economic Zone	276,359	1,445,315
HDFC Bank ADR	202,901	15,262,213
ITC	1,229,455	5,307,098

		22,014,626

Ireland–1.06%
Paddy Power Betfair	104,020	11,208,093

		11,208,093

Israel–1.79%
Nice ADR	278,688	18,945,210

		18,945,210

Italy–0.86%
Prysmian	343,443	9,079,020

		9,079,020

Japan–9.69%
AEON Financial Service	402,600	7,583,331
Japan Tobacco	382,000	12,414,228
Keyence	18,800	7,528,106
Nippon Paint Holdings	159,500	5,551,626
Obic	179,200	8,531,034
Shiseido	234,200	6,163,712
SoftBank Group	157,400	11,115,412
Sundrug	347,000	11,641,471
Terumo	374,300	12,994,427
TOTO	236,400	8,928,968
Unicharm	273,600	6,555,538
Yamato Holdings	176,400	3,695,796

		102,703,649

Mexico–0.74%
Grupo Financiero Banorte	961,594	5,533,637
Grupo Financiero Inbursa	1,415,638	2,343,991

		7,877,628

Netherlands–1.49%
Akzo Nobel	190,981	15,836,596

		15,836,596

Peru–0.48%
Credicorp	31,497	5,143,460

		5,143,460

Republic of Korea–0.28%
NAVER	3,912	2,990,933

		2,990,933

LVIP MFS International Growth Fund–1

LVIP MFS International Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Singapore–1.17%
DBS Group Holdings	897,000	$12,440,076

		12,440,076

Spain–1.57%
Amadeus IT Group	327,990	16,641,231

		16,641,231

Sweden–0.94%
Telefonaktiebolaget LM Ericsson Class B	1,490,308	9,945,754

		9,945,754

Switzerland–14.55%
†Julius Baer Group	196,077	9,787,700
Nestle	562,881	43,186,148
Novartis	339,029	25,165,283
Roche Holding	159,980	40,855,472
Sika Bearer Shares	1,053	6,318,105
Sonova Holding	47,203	6,545,696
UBS Group	1,400,210	22,408,392

		154,266,796

Taiwan–1.99%
MediaTek	586,000	4,152,262
Taiwan Semiconductor Manufacturing ADR	515,332	16,923,503

		21,075,765

United Kingdom–13.99%
Burberry Group	432,783	9,348,111
Compass Group	770,011	14,529,087
Croda International	177,345	7,919,049
Diageo	613,120	17,541,346
Experian	401,202	8,183,402
HSBC Holdings	1,906,618	15,548,710
Intertek Group	230,229	11,347,777
Reckitt Benckiser Group	236,381	21,578,345
†Rolls-Royce Holdings	1,075,988	10,164,714
Smith & Nephew	513,545	7,823,994
Whitbread	235,391	11,672,988
WPP	576,986	12,665,309

		148,322,832

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States–4.53%
Accenture Class A	225,252	$27,003,210
†Mellanox Technologies	57,615	2,935,484
†Mettler-Toledo International	37,722	18,065,443

		48,004,137

Total Common Stock (Cost $884,545,928)		1,046,465,949

MONEY MARKET FUND–0.79%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	8,361,253	8,361,253

Total Money Market Fund (Cost $8,361,253)		8,361,253

TOTAL VALUE OF SECURITIES–99.50% (Cost $892,907,181)	1,054,827,202
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.50%	5,278,432

NET ASSETS APPLICABLE TO 71,752,074 SHARES OUTSTANDING–100.00%	$1,060,105,634

Δ	Securities have been classified by country of origin.

∎	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

LVIP MFS International Growth Fund–2

LVIP MFS International Growth Fund

Schedule of Investments (continued)

☐	Securities listed and traded on the Hong Kong Stock Exchange.

The following foreign currency exchange contracts were outstanding at March 31, 2017:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BBH	CAD	349,204	USD	(261,969)	4/3/17	$632
BBH	CAD	416,504	USD	(313,033)	4/5/17	187
DB	CAD	278,394	USD	(208,707)	4/4/17	649

Total						$1,468

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

BBH–Brown Brothers Harriman & Co.

CAD–Canadian Dollar

DB–Deutsche Bank

USD–United States Dollar

See accompanying notes.

LVIP MFS International Growth Fund–3

LVIP MFS International Growth Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP MFS International Growth Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$892,907,181

Aggregate unrealized appreciation	$251,955,372
Aggregate unrealized depreciation	(90,035,351)

Net unrealized appreciation	$161,920,021

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP MFS International Growth Fund–4

LVIP MFS International Growth Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Total
Investments:

Assets:
Common Stock	$1,046,465,949	$—	$1,046,465,949
Money Market Fund	8,361,253	—	8,361,253

Total Investments	$1,054,827,202	$—	$1,054,827,202

Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$1,468	$1,468

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. International fair value pricing was not utilized at March 31, 2017. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP MFS International Growth Fund–5

LVIP MFS Value Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.29%
Aerospace & Defense–3.33%
Lockheed Martin	57,785	$15,463,266
Northrop Grumman	56,309	13,392,533
United Technologies	128,882	14,461,849

		43,317,648

Air Freight & Logistics–1.46%
United Parcel Service Class B	176,721	18,962,163

		18,962,163

Auto Components–0.99%
Delphi Automotive	159,730	12,856,668

		12,856,668

Automobiles–0.30%
Harley-Davidson	64,292	3,889,666

		3,889,666

Banks–13.27%
Citigroup	380,498	22,761,390
JPMorgan Chase & Co.	678,078	59,562,371
PNC Financial Services Group	137,623	16,547,790
US Bancorp	572,264	29,471,596
Wells Fargo & Co.	795,674	44,287,215

		172,630,362

Beverages–1.62%
Diageo	468,263	13,396,991
PepsiCo	68,445	7,656,258

		21,053,249

Building Products–2.03%
Johnson Controls International	626,236	26,377,060

		26,377,060

Capital Markets–7.64%
Bank of New York Mellon	293,657	13,869,420
BlackRock	30,855	11,833,201
Franklin Resources	162,629	6,853,186
Goldman Sachs Group	127,031	29,181,562
Moody’s	76,750	8,599,070
Nasdaq	195,073	13,547,820
S&P Global	20,861	2,727,367
State Street	131,343	10,456,216
T. Rowe Price Group	34,053	2,320,712

		99,388,554

Chemicals–3.53%
EI du Pont de Nemours & Co.	81,144	6,518,298
Monsanto	44,980	5,091,736
PPG Industries	236,437	24,844,800
Sherwin-Williams	30,502	9,461,415

		45,916,249

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Consumer Finance–0.95%
American Express	156,738	$12,399,543

		12,399,543

Containers & Packaging–0.45%
†Crown Holdings	110,114	5,830,536

		5,830,536

Diversified Telecommunication Services–1.09%
Verizon Communications	290,521	14,162,899

		14,162,899

Electric Utilities–1.37%
Duke Energy	167,276	13,718,305
Xcel Energy	92,259	4,100,912

		17,819,217

Electrical Equipment–0.90%
Eaton	158,633	11,762,637

		11,762,637

Energy Equipment & Services–1.31%
Schlumberger	217,494	16,986,281

		16,986,281

Equity Real Estate Investment Trusts–0.30%
Public Storage	17,779	3,892,001

		3,892,001

Food & Staples Retailing–1.60%
CVS Health	265,882	20,871,737

		20,871,737

Food Products–4.18%
Archer-Daniels-Midland	147,692	6,799,740
Danone	80,879	5,501,322
General Mills	193,074	11,393,297
JM Smucker	45,728	5,994,026
Mead Johnson Nutrition	44,433	3,958,091
Nestle	270,560	20,758,285

		54,404,761

Health Care Equipment & Supplies–5.04%
Abbott Laboratories	444,698	19,749,038
Danaher	172,030	14,713,726
Medtronic	385,608	31,064,581

		65,527,345

Health Care Providers & Services–1.84%
Cigna	46,438	6,802,703
†Express Scripts Holding	100,776	6,642,146
McKesson	58,499	8,673,062
UnitedHealth Group	11,204	1,837,568

		23,955,479

LVIP MFS Value Fund–1

LVIP MFS Value Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Durables–0.16%
Newell Brands	45,521	$2,147,226

		2,147,226

Household Products–0.40%
Procter & Gamble	57,324	5,150,561

		5,150,561

Industrial Conglomerates–3.95%
3M	140,137	26,812,412
Honeywell International	196,871	24,583,282

		51,395,694

Insurance–7.62%
Aon	180,465	21,419,391
Chubb	177,764	24,220,345
MetLife	347,191	18,338,628
Prudential Financial	93,881	10,015,225
Travelers	208,405	25,121,139

		99,114,728

IT Services–5.25%
Accenture Class A	277,052	33,212,994
Amdocs	51,939	3,167,760
†Cognizant Technology Solutions Class A	81,935	4,876,771
Fidelity National Information Services	153,212	12,198,739
†Fiserv	50,626	5,837,684
International Business Machines	52,080	9,069,211

		68,363,159

Life Sciences Tools & Services–1.13%
Thermo Fisher Scientific	95,402	14,653,747

		14,653,747

Machinery–2.05%
Illinois Tool Works	92,708	12,281,029
Ingersoll-Rand	88,851	7,225,363
Stanley Black & Decker	54,033	7,179,365

		26,685,757

Media–4.35%
Comcast Class A	458,708	17,242,834
Interpublic Group	272,686	6,699,895
Omnicom Group	214,099	18,457,475
Time Warner	113,748	11,114,317
Walt Disney	27,665	3,136,934

		56,651,455

Multiline Retail–0.36%
Target	84,597	4,668,909

		4,668,909

Oil, Gas & Consumable Fuels–3.48%
Chevron	103,918	11,157,676
EOG Resources	127,759	12,462,891

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil	148,302	$12,162,247
Occidental Petroleum	148,851	9,431,199

		45,214,013

Personal Products–0.40%
Coty Class A	287,735	5,216,636

		5,216,636

Pharmaceuticals–7.04%
Johnson & Johnson	356,691	44,425,864
Merck & Co.	199,134	12,652,974
Novartis	38,187	2,834,526
Pfizer	845,765	28,933,621
Roche Holding	10,955	2,797,673

		91,644,658

Professional Services–0.46%
Equifax	43,873	5,999,194

		5,999,194

Road & Rail–1.28%
Canadian National Railway	97,321	7,194,942
Union Pacific	89,497	9,479,522

		16,674,464

Semiconductors & Semiconductor Equipment–1.47%
Texas Instruments	237,756	19,153,623

		19,153,623

Software–0.54%
Oracle	158,830	7,085,406

		7,085,406

Specialty Retail–0.28%
Advance Auto Parts	24,224	3,591,450

		3,591,450

Textiles, Apparel & Luxury Goods–0.40%
Hanesbrands	250,515	5,200,691

		5,200,691

Tobacco–4.47%
Altria Group	112,916	8,064,461
Philip Morris International	443,708	50,094,633

		58,159,094

Total Common Stock (Cost $799,332,842)		1,278,774,520

LVIP MFS Value Fund–2

LVIP MFS Value Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–1.40%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	18,157,774	$18,157,774

Total Money Market Fund (Cost $18,157,774)		18,157,774

TOTAL VALUE OF SECURITIES–99.69% (Cost $817,490,616)	$1,296,932,294
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.31%	4,033,170

NET ASSETS APPLICABLE TO 32,756,917 SHARES OUTSTANDING–100.00%	$1,300,965,464

†	Non-income producing for the period.

IT–Information Technology

See accompanying notes.

LVIP MFS Value Fund–3

LVIP MFS Value Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP MFS Value Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Equity securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$817,490,616

Aggregate unrealized appreciation	$488,216,697
Aggregate unrealized depreciation	(8,775,019)

Net unrealized appreciation	$479,441,678

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP MFS Value Fund–4

LVIP MFS Value Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1

Investments:
Assets:
Common Stock	$1,278,774,520
Money Market Fund	18,157,774

Total Investments	$1,296,932,294

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. International fair value pricing was not utilized at March 31, 2017. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP MFS Value Fund–5

LVIP Mondrian International Value Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–98.81%
Australia–1.52%
QBE Insurance Group	1,806,517	$17,790,507

		17,790,507

Denmark–1.07%
ISS	330,421	12,494,553

		12,494,553

France–7.17%
Cie de Saint-Gobain	536,424	27,545,597
Sanofi	437,183	39,465,653
Societe Generale	331,073	16,794,122

		83,805,372

Germany–9.31%
Allianz	155,139	28,739,472
Bayerische Motoren Werke	55,601	5,072,038
Daimler	279,171	20,609,118
Deutsche Telekom	1,481,700	25,962,629
SAP	289,528	28,409,722

		108,792,979

∎Hong Kong–1.38%
China Mobile	1,473,000	16,120,266

		16,120,266

Italy–5.06%
Enel	5,638,987	26,553,173
Eni	1,991,765	32,615,909

		59,169,082

Japan–17.26%
Canon	919,000	28,652,196
Honda Motor	1,110,300	33,419,701
Hoya	248,200	11,940,710
Kirin Holdings	1,883,100	35,529,072
Kyushu Railway	332,500	10,229,161
Mitsubishi Electric	1,227,300	17,605,300
Santen Pharmaceutical	27,100	392,394
Sekisui Chemical	304,600	5,119,075
Sumitomo Electric Industries	250,200	4,148,650
Takeda Pharmaceutical	683,300	32,093,557
Tokio Marine Holdings	532,800	22,473,986

		201,603,802

Netherlands–5.33%
Koninklijke Ahold Delhaize	1,095,854	23,451,284
Royal Dutch Shell Class A	510	13,393
Royal Dutch Shell Class B	1,418,033	38,810,997

		62,275,674

Singapore–6.53%
Ascendas Real Estate Investment Trust	7,556,800	13,613,422
Jardine Matheson Holdings	175,700	11,288,725
Sembcorp Industries	274,200	623,338

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Singapore (continued)
Singapore Telecommunications	7,242,600	$20,295,952
United Overseas Bank	1,925,798	30,438,856

		76,260,293

Spain–5.57%
Banco Santander	1,332,776	8,168,272
Iberdrola	4,370,326	31,260,480
Telefonica	2,296,978	25,692,613

		65,121,365

Sweden–4.05%
Telefonaktiebolaget LM Ericsson Class B	2,431,155	16,224,612
Telia	7,418,270	31,119,703

		47,344,315

Switzerland–12.21%
†ABB	1,469,124	34,364,873
Nestle	266,230	20,426,073
Novartis	321,304	23,849,601
Syngenta	80,786	35,656,657
Zurich Insurance Group	106,210	28,353,770

		142,650,974

Taiwan–1.74%
Taiwan Semiconductor Manufacturing	721,000	4,491,027
Taiwan Semiconductor Manufacturing ADR	481,616	15,816,269

		20,307,296

United Kingdom–20.61%
Amec Foster Wheeler	1,575,239	10,489,774
BP	4,707,331	26,985,453
G4S	6,351,480	24,215,492
GlaxoSmithKline	1,639,100	34,079,963
Kingfisher	6,952,921	28,407,597
Lloyds Banking Group	35,536,621	29,528,206
National Grid	1,721,522	21,860,130
Next	118,486	6,413,088
Pearson	1,684,816	14,406,933
†Tesco	14,389,058	33,460,062
Unilever	221,261	10,920,999

		240,767,697

Total Common Stock (Cost $1,058,672,738)		1,154,504,175

LVIP Mondrian International Value Fund–1

LVIP Mondrian International Value Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

PREFERRED STOCK–0.14%
Bayerische Motoren Werke 4.37%	21,446	$1,688,898

Total Preferred Stock
(Cost $1,547,482)		1,688,898

TOTAL VALUE OF SECURITIES–98.95% (Cost $1,060,220,220)	$1,156,193,073
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.05%	12,249,276

NET ASSETS APPLICABLE TO 70,633,313 SHARES OUTSTANDING–100.00%	$1,168,442,349

Δ	Securities have been classified by country of origin.

∎	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

The following foreign currency exchange contracts were outstanding at March 31, 2017:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	EUR	(521,605)	USD	556,834	4/3/17	$314
BNYM	JPY	(59,568,237)	USD	532,540	4/5/17	(2,606)
BNYM	SGD	(351,483)	USD	251,768	4/3/17	498
BNYM	SGD	(250,631)	USD	179,704	4/4/17	530
BNYM	SGD	(338,198)	USD	242,003	4/5/17	227
JPMC	GBP	(1,530,827)	USD	1,906,832	4/3/17	(11,273)
NTI	CHF	652,254	USD	(651,763)	4/3/17	(475)
SSB	JPY	(90,134,418)	USD	813,961	4/3/17	4,269

Total						($8,516)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

BNYM–Bank of New York Mellon

CHF–Swiss Franc

EUR–Euro

GBP–British Pound Sterling

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

NTI–Northern Trust Investments

SGD–Singapore Dollar

SSB–State Street Bank

USD–United States Dollar

See accompanying notes.

LVIP Mondrian International Value Fund–2

LVIP Mondrian International Value Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Mondrian International Value Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2.Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,060,220,220

Aggregate unrealized appreciation	$257,727,720
Aggregate unrealized depreciation	(161,754,868)

Net unrealized appreciation	$95,972,852

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Mondrian International Value Fund–3

LVIP Mondrian International Value Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Total
Investments:

Assets:
Common Stock
Australia	$17,790,507	$—	$17,790,507
Denmark	12,494,553	—	12,494,553
France	83,805,372	—	83,805,372
Germany	108,792,979	—	108,792,979
Hong Kong	16,120,266	—	16,120,266
Italy	59,169,082	—	59,169,082
Japan	201,603,802	—	201,603,802
Netherlands	62,275,674	—	62,275,674
Singapore	76,260,293	—	76,260,293
Spain	65,121,365	—	65,121,365
Sweden	47,344,315	—	47,344,315
Switzerland	142,650,974	—	142,650,974
Taiwan	20,307,296	—	20,307,296
United Kingdom	240,767,697	—	240,767,697
Preferred Stock	1,688,898	—	1,688,898

Total Investments	$1,156,193,073	$—	$1,156,193,073

Derivatives:
Assets:
Foreign Currency Exchange Contracts	$—	$5,838	$5,838

Liabilities:
Foreign Currency Exchange Contracts	$—	$(14,354)	$(14,354)

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. International fair value pricing was not utilized at March 31, 2017. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP Mondrian International Value Fund–4

LVIP Multi-Manager Global Equity Managed Volatility Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–36.47%
Equity Funds–19.40%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA S&P 500 Index Fund	421,830	$6,959,355
LVIP SSGA Small-Cap Index Fund	95,992	2,826,589

		9,785,944

International Equity Funds–17.07%
*Lincoln Variable Insurance Products Trust–
LVIP MFS International Growth Fund	194,594	2,874,739
LVIP SSGA International Index Fund	654,834	5,733,725

		8,608,464

Total Affiliated Investments (Cost $16,920,707)		18,394,408

UNAFFILIATED INVESTMENTS–63.40%
Equity Funds–43.39%
XAmerican Century VP–Mid Cap Value Fund	131,423	2,796,683
**BlackRock Equity Dividend Fund	79,388	1,846,564
#ClearBridge®–Variable Appreciation Portfolio	59,780	2,311,683
XFidelity® Variable Life Insurance Products–Fidelity® VIP Mid Cap Portfolio	95,009	3,267,370
XFidelity®–VIP Contrafund® Portfolio	108,805	3,735,264

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
Equity Funds (continued)
✢Franklin Templeton Variable Insurance Products Trust–
Mutual Shares VIP Fund	108,994	$2,309,592
✢Franklin Templeton Variable Insurance Products Trust–
Templeton Growth Securities	190,895	2,827,157
#Invesco V.I. Comstock Fund	24,037	458,139
#Invesco V.I. Core Equity Fund	64,643	2,330,365

		21,882,817

International Equity Funds–13.27%
**DFA International Core Equity Portfolio	304,373	3,810,750
iShares Core MSCI Emerging Markets ETF	60,360	2,884,604

		6,695,354

Money Market Fund–6.74%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	3,399,947	3,399,947

		3,399,947

Total Unaffiliated Investments (Cost $30,732,956)		31,978,118

TOTAL VALUE OF SECURITIES–99.87% (Cost $47,653,663)	50,372,526
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.13%	64,246

NET ASSETS APPLICABLE TO 5,066,211 SHARES OUTSTANDING–100.00%	$50,436,772

#	Series I shares.

*	Standard Class shares.

**	Institutional Class shares.

X	Initial Class.

✢	Class 1 shares.

«	Includes $50,356 cash collateral and $64,222 foreign currencies collateral held at broker for futures contracts as of March 31, 2017.

LVIP Multi-Manager Global Equity Managed Volatility Fund–1

LVIP Multi-Manager Global Equity Managed Volatility Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2017:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
Currency Contracts:
2 British Pound	$152,474	$156,950	6/20/17	$4,476
2 Euro	264,869	268,050	6/20/17	3,181
2 Japanese Yen	219,169	225,288	6/20/17	6,119

				13,776

Equity Contracts:
3 E-mini MSCI Emerging Markets Index	140,187	144,210	6/19/17	4,023
3 E-mini Russell 2000 Index	203,220	207,660	6/19/17	4,440
11 E-mini S&P 500 Index	1,301,255	1,297,560	6/17/17	(3,695)
2 E-mini S&P MidCap 400 Index	342,435	343,640	6/19/17	1,205
9 Euro STOXX 50 Index	320,421	328,937	6/19/17	8,516
2 FTSE 100 Index	182,181	182,310	6/19/17	129
1 Nikkei 225 Index (OSE)	172,793	169,855	6/9/17	(2,938)

				11,680

Total				$25,456

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

ETF–Exchange-Traded Fund

FTSE–Financial Times Stock Exchange

MSCI–Morgan Stanley Capital International

OSE–Osaka Securities Exchange

S&P–Standard and Poor’s

See accompanying notes.

LVIP Multi-Manager Global Equity Managed Volatility Fund–2

LVIP Multi-Manager Global Equity Managed Volatility Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)– LVIP Multi-Manager Global Equity Managed Volatility Fund is an investment company in conformity with U.S generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies including exchange-traded Funds (“ETFs”) that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of each Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Financial statements for the Underlying Funds can be found at www.sec.gov. Future contracts are valued at the daily quoted settlement prices.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$47,653,663

Aggregate unrealized appreciation	$2,787,405
Aggregate unrealized depreciation	(68,542)

Net unrealized appreciation	$2,718,863

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Multi-Manager Global Equity Managed Volatility Fund–3

LVIP Multi-Manager Global Equity Managed Volatility Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:

Assets:
Affiliated Investments	$18,394,408
Unaffiliated Investments	31,978,118

Total Investments	$50,372,526

Derivatives:
Assets:
Futures Contracts	$32,089

Liabilities:
Futures Contracts	$(6,633)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Funds held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/17	Dividends	Capital Gain Distributions
LVIP MFS International Growth Fund	$2,559,727	$157,461	$45,469	$(1,793)	$204,813	$2,874,739	$—	$—
LVIP SSGA International Index Fund	5,080,845	325,630	57,877	(7,461)	392,588	5,733,725	—	—
LVIP SSGA S&P 500 Index Fund	6,353,649	393,651	174,355	527	385,883	6,959,355	—	—
LVIP SSGA Small-Cap Index Fund	2,533,622	257,831	28,939	(521)	64,596	2,826,589	—	—

Total	$16,527,843	$1,134,573	$306,640	$(9,248)	$1,047,880	$18,394,408	$—	$—

4. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP Multi-Manager Global Equity Managed Volatility Fund–4

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY ASSET-BACKED SECURITY–0.26%
#•Navient Student Loan Trust Series 2016-5A A 144A 2.232% 6/25/65	2,986,751	$3,032,028

Total Agency Asset-Backed Security (Cost $2,986,751)		3,032,028

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.95%
•Fannie Mae REMICs Series 2011-86 NF 1.532% 9/25/41	3,270,108	3,281,154
GNMA
•Series 2016-H11 F 1.58% 5/20/66	2,666,735	2,670,069
•Series 2016-H17 FC 1.61% 8/20/66	2,671,468	2,679,287
•Series 2016-H19 FA 1.56% 9/20/66	2,496,479	2,496,940

Total Agency Collateralized Mortgage Obligations (Cost $11,101,680)		11,127,450

AGENCY OBLIGATION–3.44%
Freddie Mac 1.25% 8/15/19	41,000,000	40,508,738

Total Agency Obligation (Cost $40,987,700)		40,508,738

CORPORATE BONDS–56.97%
Air Freight & Logistics–0.40%
#Aviation Capital Group 144A 2.875% 9/17/18	4,680,000	4,728,503

		4,728,503

Airlines–0.11%
◆Northwest Airlines 2002-1 Class G-2 Pass Through Trust 6.264% 11/20/21	240,697	259,952
#◆Virgin Australia Trust 2013-1A Series 144A 5.00% 10/23/23	228,207	237,335
#WestJet Airlines 144A 3.50% 6/16/21	850,000	845,162

		1,342,449

Auto Components–0.31%
Delphi Automotive 3.15% 11/19/20	3,600,000	3,675,715

		3,675,715

Automobiles–5.44%
Daimler Finance North America
#144A 1.65% 5/18/18	2,600,000	2,597,442
#•144A 1.659% 10/30/19	3,000,000	3,015,786
#•144A 1.89% 7/5/19	1,500,000	1,510,105
#144A 2.00% 8/3/18	10,025,000	10,050,654
#144A 2.70% 8/3/20	2,400,000	2,421,701

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Automobiles (continued)
Ford Motor Credit 2.943% 1/8/19		3,400,000	$3,447,916
General Motors 3.50% 10/2/18		5,200,000	5,316,080
General Motors Financial
•2.37% 4/10/18		2,500,000	2,525,053
2.40% 4/10/18		1,600,000	1,608,578
•2.583% 1/15/20		200,000	204,760
3.00% 9/25/17		4,500,000	4,527,441
3.25% 5/15/18		2,500,000	2,535,033
#Kia Motors 144A 2.625% 4/21/21		4,500,000	4,471,254
Nissan Motor Acceptance
#•144A 1.912% 1/13/22		3,100,000	3,119,329
#144A 2.00% 3/8/19		10,900,000	10,904,098
#RCI Banque 144A 3.50% 4/3/18		1,000,000	1,015,323
Volkswagen Financial Services 2.375% 11/13/18	GBP	3,691,000	4,718,793

			63,989,346

Banks–12.82%
#ABN AMRO Bank 144A 1.80% 9/20/19		5,900,000	5,846,027
#Banco do Brasil 144A 6.00% 1/22/20		300,000	320,250
Bank of America
6.875% 4/25/18		8,383,000	8,823,133
6.875% 11/15/18		1,200,000	1,292,674
Barclays
2.00% 3/16/18		5,000,000	5,006,900
•3.144% 8/10/21		2,800,000	2,922,962
#Barclays Bank 144A 6.05% 12/4/17		5,675,000	5,825,189
CIT Group
4.25% 8/15/17		9,200,000	9,292,000
#144A 5.00% 5/15/18		665,000	670,320
5.25% 3/15/18		500,000	514,063
5.375% 5/15/20		900,000	961,317
#144A 5.50% 2/15/19		2,500,000	2,634,375
•Cooperatieve Rabobank 8.40% 11/29/49		1,600,000	1,625,309
•Credit Suisse 1.92% 9/12/17		6,000,000	6,014,250
•DBS Bank 3.625% 9/21/22		3,480,000	3,501,719
Eksportfinans 5.50% 6/26/17		2,000,000	2,013,626
•HBOS 1.80% 9/6/17		7,000,000	6,994,316
•HSBC Holdings 2.712% 5/25/21		4,100,000	4,232,754
Intesa Sanpaolo 3.875% 1/16/18		600,000	608,210
•JPMorgan Chase 7.90% 4/29/49		700,000	726,250
KEB Hana Bank 3.50% 10/25/17		3,300,000	3,333,726
#•Macquarie Bank 144A 2.159% 7/29/20		4,000,000	4,037,624
Mitsubishi UFJ Trust & Banking
#144A 2.45% 10/16/19		4,000,000	4,016,372
#144A 2.65% 10/19/20		5,200,000	5,221,096

LVIP PIMCO Low Duration Bond Fund–1

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Mizuho Bank
•1.82% 12/12/17		13,800,000	$13,835,130
#144A 2.45% 4/16/19		3,200,000	3,217,165
•MUFG Americas Holdings 1.608% 2/9/18		1,000,000	1,000,592
Royal Bank of Scotland 6.934% 4/9/18	EUR	2,300,000	2,615,117
•Santander Holdings USA 2.504% 11/24/17		1,000,000	1,006,607
Santander U.K.
2.35% 9/10/19		4,100,000	4,123,632
2.50% 3/14/19		2,000,000	2,016,968
Shinhan Bank •1.659% 4/8/17		2,000,000	2,000,058
#•144A 1.659% 4/8/17		1,000,000	1,000,029
#Standard Chartered 144A 2.40% 9/8/19		6,000,000	5,989,914
Sumitomo Mitsui Financial Group 2.058% 7/14/21		2,500,000	2,435,080
#Sumitomo Mitsui Trust Bank 144A 2.05% 3/6/19		11,800,000	11,785,993
UBS Group Funding Jersey
#•144A 2.597% 9/24/20		1,500,000	1,529,785
#144A 3.00% 4/15/21		5,200,000	5,213,926
•United Overseas Bank 2.875% 10/17/22		1,200,000	1,207,248
•Wells Fargo 1.719% 1/30/20		5,500,000	5,525,509

			150,937,215

Beverages–0.77%
Anheuser-Busch InBev Finance
2.65% 2/1/21		4,400,000	4,437,013
3.30% 2/1/23		4,500,000	4,586,035

			9,023,048

Capital Markets–2.45%
Goldman Sachs Group
•2.201% 4/23/20		5,000,000	5,072,270
•2.331% 9/15/20		1,000,000	1,014,974
Industrial Bank of Korea 2.375% 7/17/17		2,250,000	2,254,846
Korea Development Bank 2.25% 8/7/17		2,200,000	2,205,069
Macquarie Group
3.00% 12/3/18		6,000,000	6,089,802
7.625% 8/13/19		6,000,000	6,688,602
#144A 7.625% 8/13/19		1,000,000	1,114,767
Morgan Stanley
•2.443% 10/24/23		1,500,000	1,533,021
6.625% 4/1/18		400,000	418,774
S&P Global 3.30% 8/14/20		2,400,000	2,453,782

			28,845,907

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals–0.39%
#Air Liquide Finance 144A 1.75% 9/27/21	3,800,000	$3,673,418
#Solvay Finance America 144A 3.40% 12/3/20	900,000	926,752

		4,600,170

Commercial Services & Supplies–0.42%
#AP Moeller - Maersk 144A 2.875% 9/28/20	2,500,000	2,530,803
#Penske Truck Leasing 144A 4.875% 7/11/22	175,000	189,135
#SMBC Aviation Capital Finance 144A 2.65% 7/15/21	2,300,000	2,241,293

		4,961,231

Construction & Engineering–0.11%
#Heathrow Funding 144A 4.875% 7/15/21	300,000	321,618
#SBA Tower Trust 144A 3.598% 4/15/18	1,000,000	1,000,600

		1,322,218

Consumer Finance–5.75%
AerCap Ireland Capital
2.75% 5/15/17	4,400,000	4,405,887
5.00% 10/1/21	300,000	321,454
Ally Financial
3.60% 5/21/18	1,500,000	1,522,500
4.125% 3/30/20	2,100,000	2,147,250
4.75% 9/10/18	200,000	206,000
BGC Partners 5.125% 5/27/21	5,200,000	5,432,279
#BMW U.S. Capital 144A 1.50% 4/11/19	4,000,000	3,973,944
BOC Aviation
2.875% 10/10/17	1,300,000	1,306,798
3.00% 3/30/20	2,000,000	2,012,984
Credit Suisse Group Funding Guernsey 3.45% 4/16/21	4,000,000	4,061,512
Ford Motor Credit 5.00% 5/15/18	9,000,000	9,301,086
General Motors Financial 4.75% 8/15/17	4,870,000	4,923,370
International Lease Finance
4.625% 4/15/21	600,000	633,804
5.875% 8/15/22	500,000	558,189
6.25% 5/15/19	3,860,000	4,161,188
8.25% 12/15/20	500,000	591,352
LeasePlan
#144A 2.50% 5/16/18	4,091,000	4,102,287
#144A 2.875% 1/22/19	5,770,000	5,797,125
#144A 3.00% 10/23/17	7,000,000	7,040,747

LVIP PIMCO Low Duration Bond Fund–2

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Consumer Finance (continued)
Navient
5.50% 1/15/19	4,650,000	$4,829,025
8.00% 3/25/20	300,000	326,625

		67,655,406

Diversified Consumer Services–0.39%
#Hutchison Whampoa International 12 II 144A 2.00% 11/8/17	1,000,000	1,001,288
#Hutchison Whampoa International 14 144A 1.625% 10/31/17	3,600,000	3,598,834

		4,600,122

Diversified Financial Services–1.31%
AerCap Ireland Capital 4.625% 10/30/20	2,000,000	2,115,366
#Cantor Fitzgerald 144A 6.50% 6/17/22	1,000,000	1,089,507
Synchrony Financial 1.875% 8/15/17	2,000,000	2,000,882
•2.265% 2/3/20	4,200,000	4,229,631
•2.438% 11/9/17	6,000,000	6,034,032

		15,469,418

Diversified Telecommunication Services–0.78%
#KT 144A 1.75% 4/22/17	1,000,000	999,994
Telecom Italia Capital 6.999% 6/4/18	2,900,000	3,055,875
Telefonica Emisiones 6.221% 7/3/17	5,070,000	5,126,089

		9,181,958

Electric Utilities–3.70%
•Cheung Kong Infrastructure Finance BVI 1.852% 6/20/17	3,500,000	3,497,833
Dominion Gas Holdings 2.50% 12/15/19	1,200,000	1,214,207
#E.On International Finance 144A 5.80% 4/30/18	4,400,000	4,584,043
#Enel Finance International 144A 6.25% 9/15/17	828,000	844,684
Entergy 4.00% 7/15/22	636,000	666,951
Exelon 2.45% 4/15/21	1,300,000	1,285,660
FirstEnergy 2.75% 3/15/18	3,200,000	3,212,365
#Iberdrola Finance Ireland 144A 5.00% 9/11/19	4,555,000	4,848,210
Jersey Central Power & Light 5.65% 6/1/17	3,000,000	3,018,330
#Kentucky Power 144A 6.00% 9/15/17	3,700,000	3,769,945
#Korea East-West Power 144A 2.50% 7/16/17	1,000,000	1,001,747

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Korea Hydro & Nuclear Power
#•144A 1.83% 5/22/17	1,000,000	$999,787
#144A 2.875% 10/2/18	1,750,000	1,771,548
Korea Western Power 3.125% 5/10/17	2,800,000	2,803,313
#144A 3.125% 5/10/17	200,000	200,237
Pennsylvania Electric 5.20% 4/1/20	1,400,000	1,489,471
PSEG Power 3.00% 6/15/21	5,340,000	5,387,312
Southern 2.35% 7/1/21	3,000,000	2,948,574

		43,544,217

Food & Staples Retailing–0.52%
CVS Health 3.50% 7/20/22	1,000,000	1,030,420
#Tesco 144A 5.50% 11/15/17	1,500,000	1,530,581
Walgreens Boots Alliance 1.75% 11/17/17	3,000,000	3,003,165
#Wesfarmers 144A 1.874% 3/20/18	500,000	500,721

		6,064,887

Food Products–0.61%
Kraft Heinz Foods 2.00% 7/2/18	4,300,000	4,312,001
#Mondelez International Holdings Netherlands 144A 2.00% 10/28/21	3,000,000	2,889,729

		7,201,730

Gas Utilities–0.10%
#Korea Gas 144A 2.25% 7/25/17	1,200,000	1,202,798

		1,202,798

Health Care Equipment & Supplies–1.02%
Boston Scientific
2.65% 10/1/18	3,500,000	3,535,823
3.375% 5/15/22	5,800,000	5,916,447
Zimmer Biomet Holdings
0.45% 4/1/17	1,000,000	1,000,000
2.00% 4/1/18	1,600,000	1,602,998

		12,055,268

Health Care Providers & Services–0.37%
Anthem 1.875% 1/15/18	200,000	200,191
Cardinal Health 1.95% 6/15/18	1,800,000	1,806,041
Humana 2.625% 10/1/19	1,000,000	1,011,572
#Universal Health Services 144A 3.75% 8/1/19	1,300,000	1,321,125

		4,338,929

Hotels, Restaurants & Leisure–0.49%
MGM Resorts International 8.625% 2/1/19	3,800,000	4,189,500
Wyndham Worldwide 2.50% 3/1/18	1,000,000	1,005,018

LVIP PIMCO Low Duration Bond Fund–3

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
#Wynn Las Vegas 144A 5.50% 3/1/25	500,000	$509,375

		5,703,893

Household Durables–0.93%
DR Horton
3.75% 3/1/19	2,000,000	2,050,462
4.00% 2/15/20	6,797,000	7,076,506
Toll Brothers Finance 8.91% 10/15/17	1,800,000	1,872,000

		10,998,968

Insurance–0.24%
#TIAA Asset Management Finance 144A 2.95% 11/1/19	2,800,000	2,847,841

		2,847,841

IT Services–0.12%
Fidelity National Information Services 3.625% 10/15/20	1,400,000	1,456,014

		1,456,014

Life Sciences Tools & Services–0.40%
Thermo Fisher Scientific 3.30% 2/15/22	4,600,000	4,695,602

		4,695,602

Media–0.95%
Charter Communications Operating 3.579% 7/23/20	1,000,000	1,029,417
DISH DBS 4.25% 4/1/18	2,000,000	2,038,140
Scripps Networks Interactive 3.50% 6/15/22	2,600,000	2,651,823
Sky
#144A 2.625% 9/16/19	1,000,000	1,006,459
#144A 6.10% 2/15/18	1,000,000	1,036,104
#144A 9.50% 11/15/18	2,000,000	2,231,458
Time Warner Cable
6.75% 7/1/18	500,000	528,875
8.25% 4/1/19	600,000	669,229

		11,191,505

Metals & Mining–0.23%
#Minera y Metalurgica del Boleo de CV 144A 2.875% 5/7/19	2,611,000	2,641,277

		2,641,277

Multi-Utilities–0.03%
DTE Energy 2.40% 12/1/19	300,000	302,025

		302,025

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels–6.92%
BG Energy Capital
#144A 4.00% 12/9/20	2,800,000	$2,960,728
•6.50% 11/30/72	4,200,000	4,317,634
Cimarex Energy 5.875% 5/1/22	2,700,000	2,783,147
CNOOC Finance 2013 1.75% 5/9/18	2,345,000	2,338,085
CNOOC Nexen Finance 2014 1.625% 4/30/17	8,900,000	8,902,136
CNPC General Capital 2.75% 4/19/17	1,500,000	1,500,574
Energy Transfer Partners
9.00% 4/15/19	3,000,000	3,386,343
9.70% 3/15/19	851,000	968,126
Kinder Morgan
2.00% 12/1/17	1,200,000	1,201,069
7.00% 6/15/17	2,100,000	2,122,617
7.25% 6/1/18	3,000,000	3,174,864
Kinder Morgan Energy Partners
3.45% 2/15/23	1,750,000	1,729,417
5.80% 3/1/21	1,780,000	1,957,261
#Kinder Morgan Finance 144A 6.00% 1/15/18	1,800,000	1,856,588
#Korea National Oil 144A 3.125% 4/3/17	1,500,000	1,500,000
Petroleos Mexicanos
•3.044% 7/18/18	1,000,000	1,017,500
3.125% 1/23/19	4,280,000	4,307,820
3.50% 7/18/18	5,500,000	5,596,800
5.75% 3/1/18	1,000,000	1,033,000
9.25% 3/30/18	4,500,000	4,790,851
Pioneer Natural Resources
3.45% 1/15/21	1,000,000	1,024,561
6.875% 5/1/18	1,100,000	1,156,576
Regency Energy Partners 5.75% 9/1/20	500,000	540,477
Sabine Pass Liquefaction 6.25% 3/15/22	3,500,000	3,888,209
Sinopec Group Overseas Development 2014 #144A 1.75% 4/10/17	3,000,000	3,000,126
1.75% 4/10/17	2,000,000	2,000,084
Statoil 1.25% 11/9/17	1,711,000	1,709,073
Western Gas Partners 2.60% 8/15/18	1,100,000	1,106,547
Woodside Finance
#144A 3.65% 3/5/25	800,000	789,101
#144A 3.70% 9/15/26	2,500,000	2,447,043
#144A 4.60% 5/10/21	2,900,000	3,043,753
#144A 8.75% 3/1/19	3,000,000	3,357,435

		81,507,545

LVIP PIMCO Low Duration Bond Fund–4

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Paper & Forest Products–0.97%
Georgia-Pacific
#144A 2.539% 11/15/19	4,400,000	$4,437,915
#144A 3.734% 7/15/23	3,400,000	3,542,331
#144A 5.40% 11/1/20	3,100,000	3,409,033

		11,389,279

Pharmaceuticals–2.45%
AbbVie
2.30% 5/14/21	5,000,000	4,942,025
2.85% 5/14/23	800,000	785,969
3.20% 11/6/22	1,600,000	1,620,003
Actavis 1.875% 10/1/17	3,290,000	3,293,491
•Actavis Funding 2.375% 3/12/20	2,300,000	2,352,044
Forest Laboratories
#144A 4.375% 2/1/19	1,400,000	1,450,067
#144A 5.00% 12/15/21	5,400,000	5,857,466
Shire Acquisitions Investments Ireland
2.40% 9/23/21	1,000,000	978,941
2.875% 9/23/23	4,300,000	4,178,482
Teva Pharmaceutical Finance Netherlands III 2.80% 7/21/23	2,200,000	2,092,559
Zoetis 3.45% 11/13/20	1,300,000	1,332,613

		28,883,660

Road & Rail–0.81%
#Asciano Finance 144A 5.00% 4/7/18	3,000,000	3,072,285
Central Nippon Expressway 2.369% 9/10/18	5,000,000	5,015,435
Kansas City Southern 2.35% 5/15/20	1,500,000	1,487,235

		9,574,955

Semiconductors & Semiconductor Equipment–0.47%
KLA-Tencor
2.375% 11/1/17	2,060,000	2,065,090
3.375% 11/1/19	1,000,000	1,027,348
NVIDIA 2.20% 9/16/21	2,500,000	2,451,217

		5,543,655

Software–0.44%
Symantec
2.75% 6/15/17	3,100,000	3,102,406
4.20% 9/15/20	2,000,000	2,063,814

		5,166,220

Technology Hardware, Storage & Peripherals–0.40%
#Diamond 1 Finance 144A 3.48% 6/1/19	1,000,000	1,025,243

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise
2.45% 10/5/17		1,800,000	$1,805,476
2.85% 10/5/18		1,800,000	1,822,356

			4,653,075

Tobacco–1.68%
BAT International Finance
#•144A 1.641% 6/15/18		2,000,000	2,005,342
#144A 3.50% 6/15/22		300,000	306,367
Imperial Tobacco Finance 2.05% 2/11/18		1,500,000	1,501,931
#144A 2.05% 2/11/18		1,800,000	1,802,317
#144A 2.05% 7/20/18		6,079,000	6,085,067
#144A 2.95% 7/21/20		2,000,000	2,027,078
Reynolds American 4.00% 6/12/22		5,700,000	5,989,543

			19,717,645

Wireless Telecommunication Services–1.67%
#Crown Castle Towers 144A 3.222% 5/15/22		4,500,000	4,568,580
SingTel Group Treasury 2.375% 9/8/17		9,000,000	9,029,214
Sprint Communications 8.375% 8/15/17		4,800,000	4,911,600
•Wind Acquisition Finance 3.673% 7/15/20	EUR	1,100,000	1,179,347

			19,688,741

Total Corporate Bonds (Cost $667,847,283)			670,702,435

MUNICIPAL BONDS–0.54%
Educational Enhancement Funding Series A 1.906% 6/1/17		3,300,000	3,302,343
•State of Texas Series C-2 1.383% 6/1/19		3,000,000	3,001,800

Total Municipal Bonds (Cost $6,301,074)			6,304,143

NON-AGENCY ASSET-BACKED SECURITIES–7.81%
•Accredited Mortgage Loan Trust Series 2004-3 2A2 2.182% 10/25/34		23,149	23,014
•Amortizing Residential Collateral Trust Series 2004-1 A5 1.982% 10/25/34		87,818	84,333
#•Ares XXV CLO Series 2012-3A AR 144A 2.243% 1/17/24		6,500,000	6,503,179

LVIP PIMCO Low Duration Bond Fund–5

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•Atlas Senior Loan Fund II Series 2012-2A AR 144A 2.269% 1/30/24		5,670,644	$5,667,769
#•Babson CLO Series 2012-2A A1R 144A 2.279% 5/15/23		862,753	863,718
#•Ballyrock CLO Series 2013-1A A 144A 2.232% 5/20/25		900,000	900,016
•Bear Stearns Asset-Backed Securities I Trust Series 2004-BO1 M4 2.182% 10/25/34		1,046,000	1,050,142
•Bear Stearns Asset-Backed Securities Trust Series 2003-2 A3 2.482% 3/25/43		89,285	87,279
#•BlueMountain CLO Series 2015-1A AIR 144A 2.352% 4/13/27		700,000	700,197
#•Cadogan Square CLO IV Series 4A C 144A 0.409% 7/24/23	EUR	700,000	726,733
#•Carlyle Global Market Strategies CLO Series 2014-5A A1R 144A 1.576% 10/16/25		5,800,000	5,797,100
#•CELF Low Levered Partners Series 2006-1A A3 144A 0.177% 3/4/24	EUR	779,001	826,472
#•CIFC Funding Series 2012-2A A1R 144A 2.45% 12/5/24		2,064,733	2,064,555
#•COA Summit CLO Series 2014-1A A1 144A 2.38% 4/20/23		745,869	746,409
#•Colony Starwood Homes Trust Series 2016-1A A 144A 2.443% 7/17/33		3,091,271	3,133,839
•CWABS Asset-Backed Certificates Trust Series 2004-6 1A1 1.522% 12/25/34		3,304,180	3,135,214
#•Drug Royalty II Series 2014-1 A1 144A 3.873% 7/15/23		162,233	163,261
#Eagle I Series 2014-1A A1 144A 2.57% 12/15/39		437,500	434,281
#Finn Square CLO Series 2012-1A A1R 144A 2.00% 12/24/23		3,889,603	3,885,437
GCAT
#fSeries 2015-2 A1 144A 3.75% 7/25/20		622,142	622,536
#fSeries 2016-1 A1 144A 4.50% 3/25/21		769,603	772,834
#•Grosvenor Place CLO III Series III-A B 144A 0.508% 10/28/23	EUR	114,639	121,948

	Principal Amount°		Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
•GSAA Home Equity Trust Series 2004-11 2A2 1.622% 12/25/34		77,214	$77,175
#•Halcyon Loan Advisors Funding Series 2012-1A A1 144A 2.539% 8/15/23		3,096,861	3,096,248
#•LCM XII Series 12A AR 144A 2.285% 10/19/22		6,931,438	6,936,040
#•Malin CLO BV Series 2007-1A A1 144A 0.00% 5/7/23	EUR	2,216,512	2,361,728
Navient Private Education Loan Trust
#•Series 2014-CTA A 144A 1.612% 9/16/24		421,744	422,449
#•Series 2015-AA A2B 144A 2.112% 12/15/28		2,500,000	2,535,730
#fNYMT Residential Series 2016-RP1A A 144A 4.00% 3/25/21		1,431,928	1,423,760
#•Ocean Trails CLO II Series 2007-2A A1V2 144A 1.257% 6/27/22		271,061	270,839
#OneMain Financial Issuance Trust Series 2015-2A A 144A 2.57% 7/18/25		4,000,000	4,008,095
•Option One Mortgage Loan Trust Asset-Backed Certificates Series 2005-5 A3 1.192% 12/25/35		562,298	559,568
Securitized Asset-Backed Receivables Trust Series 2006-OP1 0.525% 10/25/35		3,989,816	3,910,824
#•Shackleton II CLO Series 2012-2A AIR 144A 2.24% 10/20/23		4,177,051	4,174,027
•SLM Private Credit Student Loan Trust Series 2005-A A3 1.331% 6/15/23		3,044,155	3,014,425
#Sofi Professional Loan Program Series 2016-F A2 144A 3.02% 2/25/40		4,793,927	4,803,755
•Specialty Underwriting & Residential Finance Trust Series 2005-AB1 M1 1.627% 3/25/36		79,570	79,460
#•Symphony CLO VIII Series 2012-8AR AR 144A 2.11% 1/9/23		4,702,212	4,703,119
#•Venture X CLO Series 2012-10A AR 144A 2.08% 7/20/22		3,743,013	3,740,906

LVIP PIMCO Low Duration Bond Fund–6

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•Venture XI CLO Series 2012-11AR AR 144A 2.336% 11/14/22		3,016,838	$3,021,363
#fVOLT XL Series 2015-NP14 A1 144A 4.375% 11/27/45		1,137,013	1,148,130
Voya CLO
#•Series 2012-2R AR 144A 2.32% 10/15/22		1,915,819	1,918,490
#•Series 2012-2R AR 144A 2.343% 10/15/22		585,918	586,700
•Wood Street CLO 1 Series I B 0.163% 11/22/21	EUR	821,902	873,021

Total Non-Agency Asset-Backed Securities (Cost $91,881,385)			91,976,118

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.28%
Bear Stearns ARM Trust
•Series 2003-1 5A1 3.047% 4/25/33		78,162	78,553
•Series 2005-5 A1 2.58% 8/25/35		682,118	689,912
•Credit Suisse First Boston Mortgage Securities Series 2003-AR18 2A3 2.809% 7/25/33		9,998	9,868
•Eurosail-U.K. Series 2007-4X A2A 0.644% 6/13/45	GBP	218,446	274,035
•GSR Mortgage Loan Trust Series 2005-5F 8A1 1.482% 6/25/35		565,336	536,762
Merrill Lynch Mortgage Investors Trust
•Series 2003-A3 1A 3.051% 5/25/33		15,598	15,282
•Series 2005-2 1A 2.543% 10/25/35		42,980	42,813
•New York Mortgage Trust Series 2005-3 A1 1.462% 2/25/36		1,150,642	1,075,067
•Sequoia Mortgage Trust Series 2004-6 A1 2.737% 7/20/34		13,224	13,014
•Structured ARM Loan Trust Series 2004-6 3A2 3.162% 6/25/34		167,722	173,459
•Structured Asset Mortgage Investments II Trust Series 2005-AR5 A3 1.228% 7/19/35		418,662	405,371

Total Non-Agency Collateralized Mortgage Obligations (Cost $3,359,961)			3,314,136

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.01%
#•Series 2014-FL1 A 144A 2.312% 12/15/31	2,000,000	$2,009,312
#•Series 2015-ASHF A 144A 2.132% 1/15/28	850,000	852,596
#•BBCMS Trust Series 2015-RRI A 144A 2.062% 5/15/32	6,407,511	6,415,477
•COBALT Commercial Mortgage Trust Series 2007-C3 A1A 5.88% 5/15/46	675,102	677,754
#•Countrywide Commercial Mortgage Trust Series 2007-MF1 A 144A 6.208% 11/12/43	827,995	832,500
#•Credit Suisse First Boston Mortgage Securities Series 2004-C2 J 144A 5.362% 5/15/36	500,000	520,633
•JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB20 AIA 5.746% 2/12/51	1,013,864	1,024,372
•LB Commercial Mortgage Trust Series 2007-C3 A1A 6.007% 7/15/44	2,005,122	2,012,480
•ML-CFC Commercial Mortgage Trust Series 2007-6 A4 5.485% 3/12/51	186,050	185,820
Morgan Stanley Capital I Trust Series 2007-IQ16 A4 5.809% 12/12/49	2,382,843	2,396,919
#•Wachovia Bank Commercial Mortgage Trust Series 2007-C32 A4FL 144A 1.118% 6/15/49	6,600,000	6,586,541
Wells Fargo Commercial Mortgage Trust Series 2012-LC5 A1 0.687% 10/15/45	68,252	68,195
WF-RBS Commercial Mortgage Trust Series 2012-C9 A1 0.673% 11/15/45	58,223	58,177

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $23,769,093)		23,640,776

«LOAN AGREEMENTS–0.40%
Energy Future Intermediate Holding 4.304% 6/30/17	3,000,000	3,001,245
Las Vegas Sands Tranche B 1st Lien 3.04% 12/19/20	1,683,161	1,686,317

Total Loan Agreements (Cost $4,678,643)		4,687,562

LVIP PIMCO Low Duration Bond Fund–7

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)

ΔSOVEREIGN BONDS–4.42%
Czech Republic–1.85%
^Czech Republic Ministry of Finance Bill 0.00% 8/25/17	CZK	550,000,000	$21,791,052

			21,791,052

Mexico–1.79%
^Mexico Cetes 0.00% 6/8/17	MXN	4,000,000,000	21,097,678

			21,097,678

Republic of Korea–0.55%
Export-Import Bank of Korea
•1.452% 5/21/18		4,000,000	4,005,680
•1.501% 10/21/19		2,500,000	2,499,750

			6,505,430

Saudi Arabia–0.23%
#Saudi Government International Bond 144A 2.375% 10/26/21		2,700,000	2,654,465

			2,654,465

Total Sovereign Bonds (Cost $50,864,390)			52,048,625

U.S. TREASURY OBLIGATIONS–35.63%
U.S. Treasury Notes
×1.125% 1/31/19		212,200,000	211,802,125
¥1.25% 12/31/18		147,900,000	147,992,437
×2.25% 2/15/27		60,400,000	59,636,725

Total U.S. Treasury Obligations (Cost $418,162,352)			419,431,287

	Number of Contracts	Value (U.S. $)

OPTIONS PURCHASED–0.01%
Call Swaptions–0.01%
2 yr IRS pay a fixed rate 1.67% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 9/8/17 (MSC)	118,500,000	$162,227

Total Options Purchased (Cost $169,225)		162,227

	Number of Shares

MONEY MARKET FUND–0.10%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	1,224,957	1,224,957

Total Money Market Fund (Cost $1,224,957)		1,224,957

TOTAL VALUE OF SECURITIES BEFORE SECURITY SOLD SHORT–112.82% (Cost $1,323,334,494)		1,328,160,482

	Principal Amount°

SECURITY SOLD SHORT–(2.38%)
U.S. Treasury Note 1.875% 2/28/22	(28,100,000)	(28,042,929)

Total Security Sold Short (Proceeds $27,761,922)		(28,042,929)

TOTAL VALUE OF SECURITIES BEFORE OPTIONS WRITTEN–110.44% (Cost $1,295,572,572)		$1,300,117,553

LVIP PIMCO Low Duration Bond Fund–8

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Number of Contracts	Value (U.S. $)

OPTIONS WRITTEN–(0.01%)
Put Swaptions–(0.01%)
5 yr IRS pay a fixed rate 2.45% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 6/1/17 (JPMC)	(116,100,000)	$(85,450)
5 yr IRS pay a fixed rate 2.70% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 9/6/17 (MSC)	(48,800,000)	(85,253)

Total Options Written
(Premium received $537,211)		(170,703)

«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(10.43%)		(122,742,488)

NET ASSETS APPLICABLE TO 116,770,451 SHARES OUTSTANDING–100.00%		$1,177,204,362

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2017, the aggregate value of Rule 144A securities was $338,093,618, which represents 28.72% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of March 31, 2017. Interest rates reset periodically.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

«	Includes $1,524,145 cash collateral held at broker, $691,000 cash collateral due to broker and $57,025 foreign currencies collateral held at broker for derivatives as of March 31, 2017.

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

«

Loan agreements generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at March 31, 2017.

×	Fully pledged as collateral for reverse repurchase agreements.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for open derivatives.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2017.

LVIP PIMCO Low Duration Bond Fund–9

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts, futures contracts, reverse repurchase agreements and swap contracts were outstanding at March 31, 2017:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNP	AUD	(16,153,000)	USD	12,354,500	4/4/17	$14,440
BNP	EUR	(7,687,000)	USD	8,169,051	4/4/17	(32,845)
BNP	EUR	(19,103,000)	USD	20,628,890	5/2/17	220,280
BNP	JPY	(1,333,500,000)	USD	11,894,620	4/4/17	(84,820)
BNP	MXN	(14,626,569)	USD	711,616	4/17/17	(67,561)
GSC	CAD	(23,240,000)	USD	17,652,004	4/4/17	175,298
GSC	EUR	7,687,000	USD	(8,147,028)	4/4/17	54,869
GSC	GBP	5,020,000	USD	(6,237,755)	4/4/17	52,376
GSC	GBP	(5,020,000)	USD	6,242,006	5/2/17	(52,270)
JPMC	CAD	23,240,000	USD	(17,427,428)	4/4/17	49,278
JPMC	CAD	(31,404,000)	USD	23,559,437	5/2/17	(66,164)
JPMC	CZK	(550,000,000)	USD	21,810,683	8/25/17	(255,099)
JPMC	GBP	(5,020,000)	USD	6,186,096	4/4/17	(104,035)
JPMC	MXN	11,050,000	USD	(564,167)	4/17/17	24,480
JPMC	MXN	(400,000,000)	USD	20,105,554	6/8/17	(1,028,320)

Total						$(1,100,093)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
Interest Rate Contracts:
(1,512)	90 Day IMM Eurodollar	$(235,126,469)	$(235,258,936)	12/20/18	$(132,467)
736	Australia 3 yr Bonds	62,506,225	62,835,183	6/16/17	328,958
52	U.S. Treasury 2 yr Notes	11,245,874	11,255,562	7/1/17	9,688
(731)	U.S. Treasury 5 yr Notes	(86,087,134)	(86,058,117)	7/3/17	29,017

Total					$235,196

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Principal Amount	Face Value	Face Value Including Accrued Interest
JPM–U.S. Treasury Notes 1.13% 1/31/19	0.95%	3/29/17	4/5/17	$(100,248,750)	$(100,248,750)	$(100,260,521)
SG–U.S. Treasury Notes 2.25% 2/15/27	0.40%	3/27/17	4/3/17	(67,589,250)	(67,589,250)	(67,593,005)

Total					$(167,838,000)	$(167,853,526)

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value[1]	Annual Protection Payments	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)
	Protection Sold/Moody’s Rating:
GSC	Mexico La SP 1.00% 12/20/21	1,100,000	1.00%	12/20/21	$(19,040)	$11,125

LVIP PIMCO Low Duration Bond Fund–10

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

Swap Contracts (continued)

Interest Rate Swap Contracts

Counterparty & Swap Referenced Obligation	Notional Value[1]		Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)
CME - CS-2 yr IRS		142,500,000	(1.350%)	1.150%	12/28/18	$—	$(527,790)
CME - CS-5 yr IRS	MXN	983,000,000	(5.798%)	6.606%	9/6/21	(1,749,469)	(1,069,339)
CME - CS-5 yr IRS	MXN	267,900,000	(7.199%)	6.606%	12/3/21	(161,267)	173,303
CME - CS-10 yr IRS		69,600,000	(1.150%)	1.500%	6/21/27	6,241,325	(215,506)

						4,330,589	(1,639,332)

Counterparty & Swap Referenced Obligation	Notional Value[1]		Floating Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)
CME - CS-USD Receive 3 Month - Pay 1 Month IRS		954,000,000	(1.150%)	0.983%	6/21/20	$27,930	$(84,801)

Total						$4,358,519	$(1,724,133)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts, and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Notional value shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BNP–Banque Paribas

CAD–Canadian Dollar

CDS–Credit Default Swap

CLO–Collateralized Loan Obligation

CME–Chicago Mercantile Exchange Inc.

CS–Credit Suisse First Boston

CZK–Czech Republic Koruna

EUR–Euro

GBP–British Pound Sterling

GNMA–Government National Mortgage Association

GS–Goldman Sachs

GSC–Goldman Sachs Capital

HSBC–Hong Kong Shanghai Bank

ICE LIBOR–IntercontinentalExchange London Interbank Offered Rate

IMM–International Monetary Market

IRS–Interest Rate Swap

IT–Information Technology

JPM–JPMorgan

JPMC–JPMorgan Chase

JPY–Japanese Yen

LB–Lehman Brothers

MXN–Mexican Peso

MSC–Morgan Stanley

RBS–Royal Bank of Scotland

REMIC–Real Estate Mortgage Investment Conduit

LVIP PIMCO Low Duration Bond Fund–11

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

Summary of Abbreviations (continued):

SG–Societe Generale

UBS–Union Bank of Switzerland

USD–U.S. Dollar

WF–Wells Fargo

yr–Year

See accompanying notes.

LVIP PIMCO Low Duration Bond Fund–12

LVIP PIMCO Low Duration Bond Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP PIMCO Low Duration Bond Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities, credit default swap contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,295,572,572

Aggregate unrealized appreciation	$7,722,112
Aggregate unrealized depreciation	(3,177,131)

Net unrealized appreciation	$4,544,981

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP PIMCO Low Duration Bond Fund–13

LVIP PIMCO Low Duration Bond Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Total
Investments:
Assets:
Agency Asset-Backed Security	$—	$3,032,028	$$3,032,028
Agency Collateralized Mortgage Obligations	—	11,127,450	11,127,450
Agency Obligation	—	40,508,738	40,508,738
Corporate Bonds	—	670,702,435	670,702,435
Municipal Bonds	—	6,304,143	6,304,143
Non-Agency Asset-Backed Securities	—	91,976,118	91,976,118
Non-Agency Collateralized Mortgage Obligations	—	3,314,136	3,314,136
Non-Agency Commercial Mortgage-Backed
Securities	—	23,640,776	23,640,776
Loan Agreements	—	4,687,562	4,687,562
Sovereign Bonds	—	52,048,625	52,048,625
U.S. Treasury Obligations	—	419,431,287	419,431,287
Option Purchased	—	162,227	162,227
Money Market Fund	1,224,957	—	1,224,957
Liabilities:
Security Sold Short	—	(28,042,929)	(28,042,929)

Total Investments	$1,224,957	$1,298,892,596	$1,300,117,553

Liabilities:
Reverse Repurchase Agreements	$—	$(167,838,000)	$(167,838,000)

Derivatives:
Assets:
Foreign Currency Exchange Contracts	$—	$591,021	$591,021

Futures Contracts	$367,663	$—	$367,663

Swap Contracts	$—	$184,428	$184,428

Liabilities:
Foreign Currency Exchange Contracts	$—	$(1,691,114)	$(1,691,114)

Futures Contracts	$(132,467)	$—	$(132,467)

Swap Contracts	$—	$(1,897,436)	$(1,897,436)

Options Written	$—	$(170,703)	$(170,703)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP PIMCO Low Duration Bond Fund–14

LVIP Select Core Equity Managed Volatility Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.75%
Equity Funds–93.07%
Fidelity®–
XVIP Contrafund® Portfolio	8,652,228	$297,030,985
XVIP Equity-Income Portfolio	5,657,974	125,946,511

		422,977,496

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–6.68%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	30,378,634	$30,378,634

		30,378,634

Total Investment Companies (Cost $415,097,577)		453,356,130

TOTAL VALUE OF SECURITIES–99.75% (Cost $415,097,577)	453,356,130
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.25%	1,126,995

NET ASSETS APPLICABLE TO 36,692,780 SHARES OUTSTANDING–100.00%	$454,483,125

X	Initial Class.

«	Includes $1,113,877 cash collateral and $115,448 foreign currencies held at broker for futures contracts as of March 31, 2017.

The following futures contracts were outstanding at March 31, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
Currency Contracts:
6	British Pound	$457,657	$470,850	6/20/17	$13,193
5	Euro	662,171	670,125	6/20/17	7,954
5	Japanese Yen	547,740	563,219	6/20/17	15,479

					36,626

Equity Contracts:
207	E-mini S&P 500 Index	24,488,427	24,417,720	6/17/17	(70,707)
20	E-mini S&P MidCap 400 Index	3,424,160	3,436,399	6/19/17	12,239
22	Euro STOXX 50 Index	782,770	804,068	6/19/17	21,298
5	FTSE 100 Index	457,338	455,774	6/19/17	(1,564)
3	Nikkei 225 Index (OSE)	518,380	509,566	6/9/17	(8,814)

					(47,548)

Total					$(10,922)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes.

LVIP Select Core Equity Managed Volatility Fund–1

LVIP Select Core Equity Managed Volatility Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Select Core Equity Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the Fidelity® - VIP Contrafund® Portfolio and VIP Equity-Income Portfolio (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$415,097,577

Aggregate unrealized appreciation	$38,258,553
Aggregate unrealized depreciation	—

Net unrealized appreciation	$38,258,553

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:
Assets:
Investment Companies	$453,356,130

Derivatives:
Assets:
Futures Contracts	$70,163

Liabilities:
Futures Contracts	$(81,085)

There were no Level 3 investments at the beginning or end of the period.

LVIP Select Core Equity Managed Volatility Fund–2

LVIP Select Core Equity Managed Volatility Fund

Notes (continued)

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP Select Core Equity Managed Volatility Fund–3

LVIP SSGA Conservative Index Allocation Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–86.05%
Equity Funds–21.83%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Mid-Cap Index Fund	245,803	$2,932,677
LVIP SSGA S&P 500 Index Fund	1,001,496	16,522,679
LVIP SSGA Small-Cap Index Fund	67,028	1,973,719

		21,429,075

Fixed Income Fund–49.94%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Bond Index Fund	4,361,514	49,014,698

		49,014,698

International Equity Fund–14.28%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA International Index Fund	1,600,651	14,015,297

		14,015,297

Total Affiliated Investments (Cost $74,208,917)		84,459,070

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS–14.15%
Fixed Income Fund–10.04%
SPDR® Bloomberg Barclays TIPS ETF	173,006	$9,856,152

		9,856,152

International Equity Fund–4.11%
iShares Core MSCI Emerging Markets ETF	84,305	4,028,936

		4,028,936

Total Unaffiliated Investments (Cost $13,304,888)		13,885,088

TOTAL VALUE OF SECURITIES–100.20% (Cost $87,513,805)	98,344,158
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.20%)	(196,681)

NET ASSETS APPLICABLE TO 7,854,966 SHARES OUTSTANDING–100.00%	$98,147,477

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MSCI–Morgan Stanley Capital International

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

See accompanying notes.

LVIP SSGA Conservative Index Allocation Fund–1

LVIP SSGA Conservative Index Allocation Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Conservative Index Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in investment companies, including exchange-traded funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$87,513,805

Aggregate unrealized appreciation	$11,047,734
Aggregate unrealized depreciation	(217,381)

Net unrealized appreciation	$10,830,353

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:
Assets:
Affiliated Investments	$84,459,070
Unaffiliated Investments	13,885,088

Total Investments	$98,344,158

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Conservative Index Allocation Fund–2

LVIP SSGA Conservative Index Allocation Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2017 were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/17	Dividends	Capital Gain Distributions
LVIP SSGA Bond Index Fund	$48,060,685	$2,328,575	$1,738,803	$(64,554)	$428,795	$49,014,698	$—	$—
LVIP SSGA International Index Fund	13,455,191	392,211	818,322	(6,891)	993,108	14,015,297	—	—
LVIP SSGA Mid-Cap Index Fund	2,862,567	84,045	124,291	5,724	104,632	2,932,677	—	—
LVIP SSGA S&P 500 Index Fund	16,357,653	476,257	1,293,842	147,733	834,878	16,522,679	—	—
LVIP SSGA Small-Cap Index Fund	1,919,723	76,640	69,552	4,677	42,231	1,973,719	—	—

Total	$82,655,819	$3,357,728	$4,044,810	$86,689	$2,403,644	$84,459,070	$—	$—

4. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP SSGA Conservative Index Allocation Fund–3

LVIP SSGA Conservative Structured Allocation Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–89.90%
Equity Funds–21.82%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Large Cap 100 Fund	1,136,993	$16,521,643
LVIP SSGA Mid-Cap Index Fund	348,932	4,163,103
LVIP SSGA S&P 500 Index Fund	1,003,599	16,557,370
LVIP SSGA Small-Cap Index Fund	142,727	4,202,730
LVIP SSGA Small-Mid Cap 200 Fund	295,776	4,192,336

		45,637,182

Fixed Income Fund–49.92%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Bond Index Fund	9,288,835	104,387,932

		104,387,932

International Equity Funds–18.16%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Developed International 150 Fund	1,759,699	14,774,435
LVIP SSGA Emerging Markets 100 Fund	904,735	8,279,230
LVIP SSGA International Index Fund	1,704,986	14,928,855

		37,982,520

Total Affiliated Investments (Cost $167,547,729)		188,007,634

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS–10.05%
Fixed Income Fund–10.03%
SPDR® Bloomberg Barclays TIPS ETF	368,452	$20,990,710

		20,990,710

Money Market Fund–0.02%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	41,421	41,421

		41,421

Total Unaffiliated Investments (Cost $20,336,403)		21,032,131

TOTAL VALUE OF SECURITIES–99.95% (Cost $187,884,132)	209,039,765
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.05%	96,352

NET ASSETS APPLICABLE TO 17,707,838 SHARES OUTSTANDING–100.00%	$209,136,117

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

See accompanying notes.

LVIP SSGA Conservative Structured Allocation Fund–1

LVIP SSGA Conservative Structured Allocation Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Conservative Structured Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in investment companies, including exchange-traded funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$187,884,132

Aggregate unrealized appreciation	$21,155,633
Aggregate unrealized depreciation	—

Net unrealized appreciation	$21,155,633

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:
Assets:
Affiliated Investments	$188,007,634
Unaffiliated Investments	21,032,131

Total Investments	$209,039,765

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Conservative Structured Allocation Fund–2

LVIP SSGA Conservative Structured Allocation Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2017 were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/17	Dividends	Capital Gain Distributions
LVIP SSGA Bond Index Fund	$104,765,363	$2,528,318	$3,684,692	$(115,546)	$894,489	$104,387,932	$—	$—
LVIP SSGA Developed International 150 Fund	14,396,865	118,018	591,929	22,476	829,005	14,774,435	—	—
LVIP SSGA Emerging Markets 100 Fund	8,192,095	67,440	879,706	(83,772)	983,173	8,279,230	—	—
LVIP SSGA International Index Fund	14,664,725	118,018	922,078	33,058	1,035,132	14,928,855	—	—
LVIP SSGA Large Cap 100 Fund	16,505,395	134,877	1,002,578	91,573	792,376	16,521,643	—	—
LVIP SSGA Mid-Cap Index Fund	4,158,396	33,720	187,363	14,611	143,739	4,163,103	—	—
LVIP SSGA S&P 500 Index Fund	16,776,756	134,878	1,353,964	515,533	484,167	16,557,370	—	—
LVIP SSGA Small-Cap Index Fund	4,182,592	67,857	147,388	23,580	76,089	4,202,730	—	—
LVIP SSGA Small-Mid Cap 200 Fund	4,207,280	127,524	147,388	8,970	(4,050)	4,192,336	—	—

Total	$187,849,467	$3,330,650	$8,917,086	$510,483	$5,234,120	$188,007,634	$—	$—

4. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP SSGA Conservative Structured Allocation Fund–3

LVIP SSGA Moderately Aggressive Index Allocation Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–84.78%
Equity Funds–37.58%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Mid-Cap Index Fund	1,697,301	$20,250,494
LVIP SSGA S&P 500 Index Fund	4,532,641	74,779,504
LVIP SSGA Small-Cap Index Fund	495,894	14,602,092

		109,632,090

Fixed Income Fund–24.86%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Bond Index Fund	6,454,214	72,532,462

		72,532,462

International Equity Fund–22.34%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA International Index Fund	7,444,334	65,182,592

		65,182,592

Total Affiliated Investments (Cost $203,347,273)		247,347,144

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS–15.22%
Fixed Income Fund–5.00%
SPDR® Bloomberg Barclays TIPS ETF	255,972	$14,582,725

		14,582,725

International Equity Fund–10.22%
iShares Core MSCI Emerging Markets ETF	623,878	29,815,130

		29,815,130

Total Unaffiliated Investments (Cost $43,102,847)		44,397,855

TOTAL VALUE OF SECURITIES–100.00% (Cost $246,450,120)	291,744,999
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–0.00%	(6,891)

NET ASSETS APPLICABLE TO 20,894,494 SHARES OUTSTANDING–100.00%	$291,738,108

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MSCI–Morgan Stanley Capital International

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

See accompanying notes.

LVIP SSGA Moderately Aggressive Index Allocation Fund–1

LVIP SSGA Moderately Aggressive Index Allocation Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Moderately Aggressive Index Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in investment companies, including exchange-traded funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$246,450,120

Aggregate unrealized appreciation	$45,670,119
Aggregate unrealized depreciation	(375,240)

Net unrealized appreciation	$45,294,879

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:
Assets:
Affiliated Investments	$247,347,144
Unaffiliated Investments	44,397,855

Total Investments	$291,744,999

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Moderately Aggressive Index Allocation Fund–2

LVIP SSGA Moderately Aggressive Index Allocation Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2017 were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/17	Dividends	Capital Gain Distributions
LVIP SSGA Bond Index Fund	$68,829,391	$4,419,818	$1,255,176	$(61,514)	$599,943	$72,532,462	$—	$—
LVIP SSGA International Index Fund	60,558,339	1,860,502	1,756,310	(129,844)	4,649,905	65,182,592	—	—
LVIP SSGA Mid-Cap Index Fund	19,122,340	734,639	351,449	553	744,411	20,250,494	—	—
LVIP SSGA S&P 500 Index Fund	71,629,869	2,198,778	3,392,141	125,297	4,217,701	74,779,504	—	—
LVIP SSGA Small-Cap Index Fund	13,736,630	774,442	251,035	(878)	342,933	14,602,092	—	—

Total	$233,876,569	$9,988,179	$7,006,111	$(66,386)	$10,554,893	$247,347,144	$—	$—

4. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP SSGA Moderately Aggressive Index Allocation Fund–3

LVIP SSGA Moderately Aggressive Structured Allocation Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–95.03%
Equity Funds–37.77%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Large Cap 100 Fund	4,544,986	$66,043,188
LVIP SSGA Mid-Cap Index Fund	1,716,687	20,481,787
LVIP SSGA S&P 500 Index Fund	4,011,400	66,180,077
LVIP SSGA Small-Cap Index Fund	702,178	20,676,321
LVIP SSGA Small-Mid Cap 200 Fund	1,455,295	20,627,346

		194,008,719

Fixed Income Fund–25.00%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Bond Index Fund	11,423,979	128,382,680

		128,382,680

International Equity Funds–32.26%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Developed International 150 Fund	6,800,336	57,095,625
LVIP SSGA Emerging Markets 100 Fund	5,563,989	50,916,067
LVIP SSGA International Index Fund	6,588,227	57,686,515

		165,698,207

Total Affiliated Investments (Cost $414,070,776)		488,089,606

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT–5.03%
Fixed Income Fund–5.03%
SPDR® Bloomberg Barclays TIPS ETF	453,083	$25,812,139

Total Unaffiliated Investment (Cost $25,103,550)		25,812,139

TOTAL VALUE OF SECURITIES–100.06% (Cost $439,174,326)	513,901,745
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(298,919)

NET ASSETS APPLICABLE TO 39,140,365 SHARES OUTSTANDING–100.00%	$513,602,826

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

See accompanying notes.

LVIP SSGA Moderately Aggressive Structured Allocation Fund–1

LVIP SSGA Moderately Aggressive Structured Allocation Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Moderately Aggressive Structured Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a substantially all of its assets in investment companies, including exchange-traded funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$439,174,326

Aggregate unrealized appreciation	$74,727,419
Aggregate unrealized depreciation	—

Net unrealized appreciation	$74,727,419

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:
Assets:
Affiliated Investments	$488,089,606
Unaffiliated Investment	25,812,139

Total Investments	$513,901,745

There were no Level 3 investments at beginning or the end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Moderately Aggressive Structured Allocation Fund–2

LVIP SSGA Moderately Aggressive Structured Allocation Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2017 were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/17	Dividends	Capital Gain Distributions
LVIP SSGA Bond Index Fund	$124,606,961	$5,994,792	$3,178,396	$(122,591)	$1,081,914	$128,382,680	$—	$—
LVIP SSGA Developed International 150 Fund	53,821,806	1,467,735	1,398,494	(80,233)	3,284,811	57,095,625	—	—
LVIP SSGA Emerging Markets 100 Fund	48,716,900	870,254	4,036,717	(634,300)	5,999,930	50,916,067	—	—
LVIP SSGA International Index Fund	54,817,956	957,279	2,121,596	(15,954)	4,048,830	57,686,515	—	—
LVIP SSGA Large Cap 100 Fund	63,795,738	1,131,330	2,315,878	118,649	3,313,349	66,043,188	—	—
LVIP SSGA Mid-Cap Index Fund	19,776,060	454,048	508,543	15,348	744,874	20,481,787	—	—
LVIP SSGA S&P 500 Index Fund	64,835,298	1,131,332	3,663,693	292,245	3,584,895	66,180,077	—	—
LVIP SSGA Small-Cap Index Fund	19,886,545	812,882	508,543	58,102	427,335	20,676,321	—	—
LVIP SSGA Small-Mid Cap 200 Fund	20,000,956	1,101,342	508,543	13,099	20,492	20,627,346	—	—

Total	$470,258,220	$13,920,994	$18,240,403	$(355,635)	$22,506,430	$488,089,606	$—	$—

4. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP SSGA Moderately Aggressive Structured Allocation Fund–3

LVIP SSGA Moderate Index Allocation Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–83.86%
Equity Funds–33.65%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Mid-Cap Index Fund	1,613,045	$19,245,239
LVIP SSGA S&P 500 Index Fund	4,639,132	76,536,402
LVIP SSGA Small-Cap Index Fund	439,857	12,952,042

		108,733,683

Fixed Income Fund–29.87%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Bond Index Fund	8,587,367	96,504,825

		96,504,825

International Equity Fund–20.34%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA International Index Fund	7,503,677	65,702,200

		65,702,200

Total Affiliated Investments (Cost $227,873,601)		270,940,708

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS–16.15%
Fixed Income Fund–10.01%
SPDR® Bloomberg Barclays TIPS ETF	567,640	$32,338,451

		32,338,451

International Equity Fund–6.14%
iShares Core MSCI Emerging Markets ETF	415,029	19,834,236

		19,834,236

Total Unaffiliated Investments (Cost $50,990,260)		52,172,687

TOTAL VALUE OF SECURITIES–100.01% (Cost $278,863,861)	323,113,395
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.01%)	(39,946)

NET ASSETS APPLICABLE TO 23,623,132 SHARES OUTSTANDING–100.00%	$323,073,449

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MSCI–Morgan Stanley Capital International

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

See accompanying notes.

LVIP SSGA Moderate Index Allocation Fund–1

LVIP SSGA Moderate Index Allocation Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Moderate Index Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in investment companies, including exchange-traded funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in money market funds have a stable NAV.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$278,863,861

Aggregate unrealized appreciation	$44,973,046
Aggregate unrealized depreciation	(723,512)

Net unrealized appreciation	$44,249,534

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:
Assets:
Affiliated Investments	$270,940,708
Unaffiliated Investments	52,172,687

Total Investments	$323,113,395

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Moderate Index Allocation Fund–2

LVIP SSGA Moderate Index Allocation Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2017 were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/17	Dividends	Capital Gain Distributions
LVIP SSGA Bond Index Fund	$91,171,109	$6,179,554	$1,558,695	$(75,632)	$788,489	$96,504,825	$—	$—
LVIP SSGA International Index Fund	60,763,987	2,420,257	2,009,584	(160,683)	4,688,223	65,702,200	—	—
LVIP SSGA Mid-Cap Index Fund	18,091,635	768,885	311,739	(3,063)	699,521	19,245,239	—	—
LVIP SSGA S&P 500 Index Fund	72,977,948	2,904,309	3,754,910	75,877	4,333,178	76,536,402	—	—
LVIP SSGA Small-Cap Index Fund	12,129,725	734,022	207,826	(2,871)	298,992	12,952,042	—	—

Total	$255,134,404	$13,007,027	$7,842,754	$(166,372)	$10,808,403	$270,940,708	$—	$—

4. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP SSGA Moderate Index Allocation Fund–3

LVIP SSGA Moderate Structured Allocation Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–100.08%
Equity Funds–33.78%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Large Cap 100 Fund	7,410,281	$107,678,789
LVIP SSGA Mid-Cap Index Fund	3,032,162	36,176,721
LVIP SSGA S&P 500 Index Fund	6,540,573	107,906,367
LVIP SSGA Small-Cap Index Fund	930,187	27,390,273
LVIP SSGA Small-Mid Cap 200 Fund	1,927,739	27,323,770

		306,475,920

Fixed Income Funds–40.04%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Bond Index Fund	24,214,138	272,118,484
SPDR® Bloomberg Barclays TIPS ETF	1,600,681	91,190,797

		363,309,281

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS (continued)
International Equity Funds–26.26%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Developed International 150 Fund	10,920,843	$91,691,400
LVIP SSGA Emerging Markets 100 Fund	5,896,519	53,959,049
LVIP SSGA International Index Fund	10,580,672	92,644,362

		238,294,811

Total Affiliated Investments (Cost $794,410,766)		908,080,012

TOTAL VALUE OF SECURITIES–100.08% (Cost $794,410,766)	908,080,012
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(753,361)

NET ASSETS APPLICABLE TO 71,142,188 SHARES OUTSTANDING–100.00%	$907,326,651

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

See accompanying notes.

LVIP SSGA Moderate Structured Allocation Fund–1

LVIP SSGA Moderate Structured Allocation Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Moderate Structured Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in investment companies, including exchange-traded funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$794,410,766

Aggregate unrealized appreciation	$114,864,292
Aggregate unrealized depreciation	(1,195,046)

Net unrealized appreciation	$113,669,246

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:
Assets:
Affiliated Investments	$908,080,012

There were no Level 3 investment at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Moderate Structured Allocation Fund–2

LVIP SSGA Moderate Structured Allocation Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2017 were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/17	Dividends	Capital Gain Distributions
LVIP SSGA Bond Index Fund	$267,897,559	$8,175,422	$5,983,719	$(195,597)	$2,224,819	$272,118,484	$—	$—
LVIP SSGA Developed International 150 Fund	87,660,654	812,390	1,994,573	(84,222)	5,297,151	91,691,400	—	—
LVIP SSGA Emerging Markets 100 Fund	52,373,720	303,420	4,498,284	(454,512)	6,234,705	53,959,049	—	—
LVIP SSGA International Index Fund	89,282,408	505,700	3,696,672	(135,058)	6,687,984	92,644,362	—	—
LVIP SSGA Large Cap 100 Fund	105,504,634	606,841	4,116,445	361,530	5,322,229	107,678,789	—	—
LVIP SSGA Mid-Cap Index Fund	35,433,718	202,280	820,206	59,396	1,301,533	36,176,721	—	—
LVIP SSGA S&P 500 Index Fund	107,223,672	606,841	6,348,499	2,151,106	4,273,247	107,906,367	—	—
LVIP SSGA Small-Cap Index Fund	26,724,774	616,261	598,372	105,463	542,147	27,390,273	—	—
LVIP SSGA Small-Mid Cap 200 Fund	26,879,076	1,005,533	598,372	24,751	12,782	27,323,770	—	—
SPDR® Barclays TIPS ETF	88,908,245	3,016,255	1,993,941	(93,279)	1,353,517	91,190,797	30,585	—

Total	$887,888,460	$15,850,943	$30,649,083	$1,739,578	$33,250,114	$908,080,012	$30,585	$—

4. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP SSGA Moderate Structured Allocation Fund–3

LVIP SSGA Bond Index Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.70%
Fannie Mae-Aces
•Series 2013-M12 APT 2.399% 3/25/23	545,600	$544,712
•Series 2014-M1 ASQ2 2.323% 11/25/18	2,101,879	2,119,208
•Series 2014-M2 A2 3.513% 12/25/23	1,285,000	1,355,603
•Series 2014-M4 A2 3.346% 3/25/24	1,000,000	1,036,941
Series 2015-M1 A2 2.532% 9/25/24	500,000	494,233
•Series 2016-M13 A2 2.477% 9/25/26	1,600,000	1,538,037
Freddie Mac Multifamily Structured Pass Through Certificates
◆ Series K006 A1 3.398% 7/25/19	597,922	611,508
◆ Series K025 A1 1.875% 4/25/22	1,193,160	1,187,866
◆ Series K026 A2 2.51% 11/25/22	1,000,000	1,004,198
◆ Series K030 A1 2.779% 9/25/22	1,121,372	1,144,467
• ◆ Series K030 A2 3.25% 4/25/23	6,000,000	6,240,739
• ◆ Series K050 A2 3.334% 8/25/25	900,000	933,709
◆ Series K060 A2 3.30% 10/25/26	1,000,000	1,029,279
◆ Series K710 A2 1.883% 5/25/19	1,500,000	1,502,738

Total Agency Commercial Mortgage-Backed Securities (Cost $20,663,654)		20,743,238

AGENCY MORTGAGE-BACKED SECURITIES–28.26%
Fannie Mae S.F. 10 yr
4.00% 8/1/19	24,861	25,699
4.00% 6/1/20	145,808	150,727
4.00% 5/1/23	85,196	88,070
6.00% 12/1/17	374	375
6.00% 9/1/18	3,195	3,265
Fannie Mae S.F. 15 yr
2.50% 10/1/27	1,189,576	1,203,914
2.50% 3/1/28	2,591,353	2,621,816
2.50% 4/1/28	3,013,550	3,048,751
2.50% 7/1/28	628,096	635,373
2.50% 9/1/28	1,213,632	1,227,716
2.50% 10/1/28	3,991,760	4,038,070
2.50% 3/1/29	3,175,992	3,212,897
2.50% 2/1/30	2,213,158	2,225,247
2.50% 5/1/30	787,142	791,436
2.50% 2/1/31	4,742,462	4,747,852
2.50% 7/1/31	1,885,716	1,887,871
2.50% 10/1/31	1,927,381	1,929,589
3.00% 11/1/26	2,208,070	2,271,944
3.00% 6/1/27	558,255	574,398
3.00% 8/1/27	1,026,870	1,056,520
3.00% 9/1/27	4,203,930	4,325,556
3.00% 10/1/27	644,796	663,464
3.00% 12/1/27	183,993	189,328
3.00% 8/1/29	2,740,600	2,812,556
3.00% 4/1/30	1,536,448	1,576,788
3.00% 5/1/30	4,084,511	4,202,641
3.00% 6/1/30	2,985,300	3,063,681
3.00% 12/1/30	1,273,199	1,306,628

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
3.50% 11/1/25	545,685	$568,570
3.50% 12/1/25	1,331,951	1,391,902
3.50% 12/1/26	714,326	744,238
3.50% 1/1/27	1,903,093	1,982,421
3.50% 10/1/29	2,176,329	2,267,090
4.00% 4/1/24	95,392	100,375
4.00% 5/1/24	164,985	173,395
4.00% 6/1/24	232,433	244,377
4.00% 7/1/24	97,092	102,217
4.00% 10/1/24	6,783	7,139
4.00% 12/1/24	224,986	236,821
4.00% 1/1/25	407,354	433,517
4.00% 3/1/25	457,594	486,960
4.00% 5/1/25	158,967	167,317
4.00% 7/1/25	2,507	2,639
4.00% 8/1/25	13,048	13,738
4.00% 9/1/25	183,493	193,244
4.00% 10/1/25	185,459	195,393
4.00% 1/1/26	6,954	7,326
4.00% 3/1/26	481,727	507,463
4.00% 5/1/26	4,691	4,937
4.00% 7/1/26	401,952	423,189
4.50% 2/1/23	68,991	71,412
4.50% 4/1/23	6,372	6,582
4.50% 5/1/23	6,692	6,956
4.50% 6/1/23	219,694	231,801
4.50% 11/1/23	11,393	12,032
4.50% 1/1/24	1,781	1,827
4.50% 2/1/24	1,923	2,032
4.50% 3/1/24	3,571	3,761
4.50% 4/1/24	95,027	100,427
4.50% 5/1/24	186,168	196,673
4.50% 7/1/24	165,705	174,817
4.50% 8/1/24	241,630	255,095
4.50% 11/1/24	101,440	106,798
4.50% 4/1/25	174,482	180,440
4.50% 5/1/25	17,892	18,746
4.50% 6/1/25	4,399	4,512
5.00% 6/1/19	413	424
5.00% 4/1/23	18,155	19,364
5.00% 6/1/23	355,868	380,361
5.00% 9/1/23	162,878	173,384
5.00% 11/1/23	80,984	83,928
5.00% 12/1/23	83,569	88,984
5.00% 3/1/25	40,858	43,711
5.00% 6/1/25	1,902	2,032
5.50% 12/1/18	10,619	10,730
5.50% 3/1/20	28,506	28,842
5.50% 4/1/22	37,647	39,711
5.50% 7/1/22	27,761	28,952
6.00% 6/1/20	5,988	6,201
6.00% 8/1/22	8,304	8,733

LVIP SSGA Bond Index Fund–1

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
6.00% 9/1/22	27,889	$29,803
Fannie Mae S.F. 15 yr TBA
3.00% 4/1/32	3,300,000	3,383,581
3.50% 4/1/32	1,000,000	1,040,555
Fannie Mae S.F. 20 yr
3.00% 11/1/34	1,466,526	1,487,383
3.00% 12/1/34	1,127,194	1,143,223
3.00% 2/1/35	2,007,197	2,035,746
3.00% 3/1/36	842,839	854,848
3.00% 11/1/36	3,428,599	3,467,896
3.50% 6/1/34	4,645,776	4,830,003
3.50% 7/1/34	5,452,343	5,668,500
3.50% 2/1/37	2,185,904	2,265,628
4.00% 9/1/35	437,432	463,766
4.00% 10/1/35	797,614	845,632
4.00% 1/1/37	974,189	1,033,045
Fannie Mae S.F. 30 yr
3.00% 9/1/42	1,682,160	1,676,785
3.00% 10/1/42	3,012,233	3,002,911
3.00% 11/1/42	2,006,981	2,000,771
3.00% 12/1/42	1,899,663	1,893,779
3.00% 1/1/43	4,064,948	4,052,366
3.00% 3/1/43	8,514,902	8,488,035
3.00% 4/1/43	2,173,721	2,166,873
3.00% 5/1/43	1,391,392	1,387,011
3.00% 6/1/43	5,894,571	5,875,141
3.00% 7/1/43	3,503,049	3,491,303
3.00% 8/1/43	4,910,272	4,893,789
3.00% 9/1/45	2,956,730	2,935,577
3.00% 11/1/45	5,532,653	5,491,058
3.00% 9/1/46	6,858,346	6,803,050
3.00% 10/1/46	4,185,997	4,152,247
3.00% 12/1/46	10,331,094	10,247,798
3.00% 1/1/47	7,931,252	7,867,306
3.50% 10/1/40	793,578	816,565
3.50% 12/1/40	489,818	504,027
3.50% 2/1/41	762,705	784,788
3.50% 8/1/42	650,317	668,351
3.50% 9/1/42	6,569,152	6,756,079
3.50% 10/1/42	4,032,252	4,144,257
3.50% 11/1/42	1,383,876	1,422,344
3.50% 1/1/43	2,618,855	2,691,651
3.50% 2/1/43	499,367	513,212
3.50% 7/1/43	5,269,884	5,413,013
3.50% 10/1/44	2,773,740	2,842,853
3.50% 1/1/45	2,141,427	2,191,729
3.50% 4/1/45	4,209,797	4,308,686
3.50% 5/1/45	3,723,263	3,810,723
3.50% 8/1/45	9,390,912	9,618,380
3.50% 11/1/45	6,166,232	6,311,078
3.50% 12/1/45	5,753,512	5,888,663
3.50% 2/1/46	18,154,627	18,581,081

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.50% 5/1/46	2,680,217	$2,743,176
3.50% 6/1/46	1,200,545	1,228,746
3.50% 2/1/47	2,834,090	2,900,674
3.50% 3/1/47	1,993,790	2,040,633
4.00% 1/1/39	37,519	39,680
4.00% 2/1/39	52,618	55,285
4.00% 3/1/39	2,347	2,474
4.00% 4/1/39	208,624	219,095
4.00% 6/1/39	128,442	134,739
4.00% 8/1/39	463,605	490,612
4.00% 9/1/39	612,024	649,061
4.00% 11/1/39	34,218	35,919
4.00% 12/1/39	866,852	909,259
4.00% 1/1/40	353,230	370,944
4.00% 5/1/40	227,584	239,262
4.00% 8/1/40	93,098	97,971
4.00% 9/1/40	158,855	167,195
4.00% 10/1/40	689,536	725,670
4.00% 11/1/40	1,008,798	1,061,594
4.00% 12/1/40	1,623,941	1,714,431
4.00% 1/1/41	3,609,096	3,798,022
4.00% 2/1/41	985,275	1,037,142
4.00% 3/1/41	15,481	16,242
4.00% 4/1/41	363,064	382,127
4.00% 5/1/41	1,698,037	1,787,849
4.00% 6/1/41	17,310	18,225
4.00% 9/1/41	340,182	358,142
4.00% 10/1/41	184,034	194,094
4.00% 11/1/41	376,882	396,850
4.00% 12/1/41	15,934	16,779
4.00% 1/1/42	12,846	13,526
4.00% 3/1/42	199,863	209,696
4.00% 10/1/43	5,031,660	5,282,495
4.00% 12/1/43	1,271,061	1,333,745
4.00% 7/1/44	2,549,115	2,674,407
4.00% 9/1/44	2,711,829	2,845,179
4.00% 10/1/44	3,986,108	4,181,917
4.00% 3/1/45	3,688,967	3,870,177
4.00% 7/1/45	3,618,549	3,796,556
4.00% 9/1/45	10,227,673	10,733,487
4.00% 4/1/46	2,823,713	2,963,074
4.00% 7/1/46	935,435	981,605
4.00% 11/1/46	3,854,451	4,045,892
4.50% 8/1/33	23,670	25,490
4.50% 1/1/34	14,728	15,839
4.50% 9/1/35	69,867	75,134
4.50% 2/1/38	23,334	25,098
4.50% 4/1/38	22,498	24,109
4.50% 7/1/38	64,368	69,141
4.50% 11/1/38	124,288	133,419
4.50% 2/1/39	309,024	331,660
4.50% 3/1/39	235,264	252,584

LVIP SSGA Bond Index Fund–2

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 4/1/39	940,501	$1,014,059
4.50% 5/1/39	326,518	352,400
4.50% 6/1/39	109,797	117,942
4.50% 7/1/39	409,370	439,810
4.50% 9/1/39	259,681	281,201
4.50% 1/1/40	843,012	914,744
4.50% 2/1/40	1,522,624	1,647,285
4.50% 5/1/40	883,488	953,364
4.50% 6/1/40	428,002	460,788
4.50% 8/1/40	161,207	173,146
4.50% 9/1/40	444,368	478,235
4.50% 10/1/40	2,797,175	3,012,014
4.50% 11/1/40	424,786	456,146
4.50% 2/1/41	1,749,026	1,882,610
4.50% 4/1/41	21,063	22,584
4.50% 5/1/41	2,211,447	2,380,284
4.50% 6/1/41	251,980	270,459
4.50% 1/1/42	2,349,381	2,528,078
4.50% 9/1/43	1,127,993	1,211,426
4.50% 12/1/43	3,215,831	3,451,678
4.50% 10/1/44	407,847	437,159
5.00% 9/1/33	142,114	155,822
5.00% 4/1/34	482,259	527,081
5.00% 7/1/34	332,907	364,353
5.00% 11/1/34	159,175	174,309
5.00% 4/1/35	103,093	112,807
5.00% 6/1/35	168,997	184,627
5.00% 7/1/35	1,956,607	2,140,915
5.00% 9/1/35	27,232	29,785
5.00% 10/1/35	127,884	139,897
5.00% 12/1/35	595,143	651,368
5.00% 2/1/36	1,357,655	1,485,431
5.00% 3/1/36	76,301	83,484
5.00% 11/1/36	25,375	27,745
5.00% 8/1/37	4,848	5,292
5.00% 4/1/38	174,294	190,253
5.00% 7/1/38	27,177	29,665
5.00% 11/1/38	13,686	14,939
5.00% 8/1/39	798,891	873,000
5.00% 12/1/39	174,247	190,479
5.00% 1/1/40	381,781	420,224
5.00% 7/1/40	1,648,893	1,807,260
5.00% 9/1/40	462,230	505,238
5.00% 6/1/41	1,493,699	1,636,941
5.50% 11/1/33	56,114	62,811
5.50% 1/1/34	66,579	74,610
5.50% 5/1/34	96,971	108,424
5.50% 7/1/34	84,147	93,505
5.50% 10/1/34	166,285	186,798
5.50% 9/1/35	76,705	85,804
5.50% 10/1/35	71,613	79,696
5.50% 12/1/35	384,574	427,532

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 1/1/36	400,189	$447,010
5.50% 4/1/36	1,075,910	1,201,843
5.50% 8/1/36	283,442	316,487
5.50% 1/1/37	311,888	348,207
5.50% 3/1/37	108,835	121,045
5.50% 5/1/37	125,259	140,409
5.50% 6/1/37	106,757	119,633
5.50% 8/1/37	40,179	44,675
5.50% 11/1/37	1,367	1,522
5.50% 12/1/37	200	223
5.50% 1/1/38	2,385,107	2,661,239
5.50% 2/1/38	42,870	47,587
5.50% 5/1/38	166,673	185,610
5.50% 6/1/38	11,029	12,284
5.50% 7/1/38	89,597	99,720
5.50% 10/1/38	38,829	43,292
5.50% 1/1/39	162,315	180,919
5.50% 5/1/39	368,420	410,507
5.50% 6/1/39	376,594	419,563
5.50% 10/1/39	159,205	177,442
5.50% 7/1/41	300,179	334,140
6.00% 12/1/35	125,539	144,455
6.00% 2/1/36	50,526	57,047
6.00% 6/1/36	31,519	35,616
6.00% 7/1/36	144,679	163,453
6.00% 8/1/36	56,800	64,131
6.00% 9/1/36	76,064	85,931
6.00% 10/1/36	87,879	99,414
6.00% 11/1/36	7,488	8,461
6.00% 1/1/37	81,133	91,805
6.00% 2/1/37	349,467	394,890
6.00% 3/1/37	38,472	43,447
6.00% 4/1/37	3,791	4,280
6.00% 5/1/37	100,243	113,294
6.00% 6/1/37	54,067	61,045
6.00% 8/1/37	124,010	140,105
6.00% 9/1/37	177,634	200,559
6.00% 10/1/37	243,713	275,167
6.00% 11/1/37	58,415	65,954
6.00% 1/1/38	32,698	36,921
6.00% 2/1/38	19,343	21,839
6.00% 4/1/38	4,522	5,135
6.00% 5/1/38	146,737	165,726
6.00% 6/1/38	57,588	65,019
6.00% 8/1/38	66,325	74,884
6.00% 9/1/38	24,232	27,359
6.00% 10/1/38	29,122	32,881
6.00% 11/1/38	18,531	20,923
6.00% 12/1/38	460,985	521,848
6.00% 4/1/40	421,090	476,220
6.00% 6/1/40	735,961	830,944
6.50% 3/1/32	1,167	1,305

LVIP SSGA Bond Index Fund–3

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.50% 7/1/36	70,137	$80,119
6.50% 9/1/36	70,344	79,829
6.50% 11/1/36	113,433	132,839
6.50% 9/1/37	13,676	15,398
6.50% 10/1/37	150,060	169,322
6.50% 2/1/38	122,511	141,927
6.50% 3/1/38	337,051	395,772
6.50% 5/1/38	49,449	57,655
6.50% 7/1/38	122,321	139,733
6.50% 10/1/38	84,027	93,426
7.00% 8/1/39	223,967	250,468
Fannie Mae S.F. 30 yr TBA
3.00% 4/1/47	7,000,000	6,938,750
3.50% 4/1/47	4,000,000	4,091,562
4.00% 4/1/47	1,000,000	1,048,906
4.50% 4/1/47	500,000	536,094
Freddie Mac S.F. 15 yr
2.50% 4/1/28	139,895	141,572
2.50% 7/1/28	414,230	419,179
2.50% 8/1/28	3,095,721	3,132,747
2.50% 9/1/28	2,344,601	2,372,639
2.50% 10/1/28	3,180,591	3,218,596
2.50% 10/1/29	1,968,136	1,971,052
2.50% 1/1/31	2,310,988	2,314,429
2.50% 5/1/31	900,351	901,695
2.50% 6/1/31	3,210,371	3,215,164
2.50% 12/1/31	2,842,429	2,847,564
3.00% 11/1/26	2,713,912	2,786,026
3.00% 2/1/27	255,508	262,298
3.00% 3/1/27	699,863	718,672
3.00% 4/1/27	888,364	911,969
3.00% 11/1/27	451,848	463,855
3.00% 2/1/29	1,347,793	1,383,679
3.00% 4/1/30	3,669,880	3,767,396
3.00% 12/1/30	3,927,816	4,032,185
3.00% 5/1/31	2,021,854	2,075,579
3.50% 12/1/25	1,389,799	1,456,903
3.50% 3/1/26	960,087	1,001,465
3.50% 2/1/30	359,767	375,620
4.00% 2/1/24	54,226	56,109
4.00% 8/1/24	93,382	98,339
4.00% 2/1/25	137,697	145,005
4.00% 7/1/25	382,243	402,179
4.00% 4/1/26	831,306	875,450
4.50% 3/1/18	16,385	16,777
4.50% 4/1/18	19,005	19,460
4.50% 10/1/18	9,181	9,401
4.50% 11/1/18	43,845	44,895
4.50% 12/1/18	21,110	21,615
4.50% 1/1/19	21,682	22,233
4.50% 2/1/19	27,606	28,304
4.50% 7/1/19	48,335	49,553

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 15 yr (continued)
4.50% 12/1/19	15,458	$15,828
4.50% 4/1/21	11,731	12,012
4.50% 6/1/24	4,546	4,844
4.50% 7/1/24	157,020	167,088
4.50% 8/1/24	71,034	75,483
4.50% 11/1/24	148,689	157,967
4.50% 5/1/25	52,730	56,190
5.00% 10/1/17	730	751
5.00% 4/1/18	34,645	35,652
5.00% 4/1/23	91,307	97,889
5.00% 1/1/25	10,188	10,484
5.00% 3/1/25	49,937	53,440
5.50% 4/1/18	14,912	15,110
6.00% 11/1/23	64,960	70,722
Freddie Mac S.F. 15 yr TBA
2.50% 4/1/32	1,075,000	1,075,882
3.00% 4/1/32	2,500,000	2,564,063
3.50% 4/1/32	1,000,000	1,041,523
Freddie Mac S.F. 20 yr
3.00% 5/1/35	2,391,936	2,426,371
3.00% 4/1/36	2,163,542	2,194,710
3.00% 2/1/37	1,290,416	1,304,623
Freddie Mac S.F. 30 yr
3.00% 10/1/42	2,193,913	2,187,462
3.00% 1/1/43	4,451,492	4,438,402
3.00% 3/1/43	5,222,013	5,206,658
3.00% 4/1/43	3,383,311	3,373,378
3.00% 7/1/43	1,406,671	1,399,961
3.00% 8/1/43	580,836	577,927
3.00% 10/1/43	1,671,151	1,663,778
3.00% 8/1/45	9,691,335	9,608,754
3.00% 4/1/46	1,811,106	1,795,667
3.00% 10/1/46	6,968,096	6,908,691
3.00% 11/1/46	4,227,705	4,191,663
3.00% 12/1/46	2,543,448	2,521,765
3.00% 1/1/47	3,964,997	3,931,195
3.00% 2/1/47	5,471,604	5,424,922
3.50% 2/1/42	2,494,833	2,562,832
3.50% 5/1/42	2,330,123	2,393,148
3.50% 10/1/42	2,287,938	2,350,283
3.50% 2/1/43	1,401,094	1,440,572
3.50% 5/1/43	1,726,423	1,773,482
3.50% 8/1/43	3,465,389	3,559,848
3.50% 2/1/44	1,116,727	1,147,151
3.50% 3/1/44	80,331	82,518
3.50% 6/1/44	1,339,140	1,373,792
3.50% 8/1/44	1,495,589	1,532,823
3.50% 11/1/44	2,708,359	2,773,027
3.50% 1/1/45	3,279,658	3,356,457
3.50% 7/1/45	7,918,088	8,113,509
3.50% 10/1/45	3,338,255	3,416,426
3.50% 12/1/45	1,757,509	1,802,454

LVIP SSGA Bond Index Fund–4

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
3.50% 1/1/46	4,460,670	$4,566,518
3.50% 3/1/46	2,312,240	2,366,384
3.50% 5/1/46	1,817,266	1,859,820
3.50% 6/1/46	3,919,332	4,011,110
3.50% 12/1/46	4,434,315	4,538,152
3.50% 2/1/47	3,457,865	3,538,836
3.50% 3/1/47	1,996,055	2,042,796
4.00% 5/1/39	267,931	281,810
4.00% 2/1/40	97,416	102,605
4.00% 5/1/40	161,127	169,719
4.00% 8/1/40	45,256	47,663
4.00% 9/1/40	372,052	391,884
4.00% 10/1/40	1,348,489	1,420,236
4.00% 11/1/40	3,344,634	3,533,129
4.00% 12/1/40	1,598,935	1,684,111
4.00% 2/1/41	1,358,455	1,433,433
4.00% 12/1/41	1,975,771	2,081,202
4.00% 1/1/42	630,307	662,923
4.00% 3/1/42	111,249	117,115
4.00% 4/1/42	2,953,233	3,120,734
4.00% 6/1/42	10,643	11,194
4.00% 5/1/44	3,456,038	3,628,715
4.00% 9/1/44	1,075,718	1,129,209
4.00% 4/1/45	4,011,969	4,211,466
4.00% 10/1/45	1,849,175	1,941,127
4.00% 11/1/45	692,727	727,173
4.00% 1/1/46	2,131,072	2,237,041
4.00% 2/1/46	1,632,955	1,714,155
4.00% 2/1/47	991,307	1,040,600
4.50% 2/1/39	69,892	75,018
4.50% 4/1/39	27,334	29,377
4.50% 5/1/39	98,204	106,184
4.50% 6/1/39	744,627	803,758
4.50% 7/1/39	154,227	165,393
4.50% 9/1/39	666,082	719,652
4.50% 10/1/39	604,209	650,061
4.50% 1/1/40	1,642,849	1,776,136
4.50% 2/1/40	979,549	1,059,516
4.50% 7/1/40	149,737	160,944
4.50% 8/1/40	103,288	111,086
4.50% 9/1/40	927,564	1,004,760
4.50% 2/1/41	3,426,950	3,690,485
4.50% 3/1/41	466,499	505,320
4.50% 9/1/41	937,594	1,007,580
4.50% 3/1/44	457,207	489,977
4.50% 5/1/44	21,794	23,342
5.00% 10/1/34	180,600	197,549
5.00% 2/1/35	45,428	49,557
5.00% 8/1/35	78,201	85,349
5.00% 10/1/35	35,827	39,118
5.00% 11/1/35	15,868	17,297
5.00% 12/1/35	125,174	136,616

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.00% 2/1/37	87,951	$96,074
5.00% 5/1/37	93,335	101,678
5.00% 12/1/37	377,235	412,018
5.00% 1/1/38	4,874	5,303
5.00% 4/1/38	3,959	4,311
5.00% 6/1/38	169,424	184,357
5.00% 7/1/38	22,523	24,519
5.00% 9/1/38	9,030	9,824
5.00% 10/1/38	178,228	193,985
5.00% 12/1/38	514,756	560,788
5.00% 1/1/39	43,830	47,698
5.00% 2/1/39	806,023	876,973
5.00% 3/1/39	1,912,160	2,083,829
5.00% 8/1/39	102,860	112,851
5.00% 9/1/39	560,011	612,620
5.00% 1/1/40	491,512	536,686
5.00% 5/1/40	164,604	179,881
5.00% 6/1/40	1,187,972	1,305,276
5.00% 9/1/40	118,010	128,399
5.00% 3/1/41	184,125	200,667
5.50% 8/1/33	41,113	46,461
5.50% 6/1/34	107,016	120,277
5.50% 6/1/35	71,679	80,677
5.50% 11/1/35	126,402	140,791
5.50% 1/1/37	54,158	60,130
5.50% 5/1/37	74,891	83,063
5.50% 7/1/37	33,243	37,383
5.50% 1/1/38	307,789	341,209
5.50% 2/1/38	71,676	79,469
5.50% 5/1/38	577,375	647,297
5.50% 6/1/38	18,938	21,007
5.50% 8/1/38	72,307	81,341
5.50% 12/1/38	85,288	95,679
5.50% 8/1/39	125,095	140,446
5.50% 12/1/39	642,251	713,348
5.50% 3/1/40	379,420	420,938
5.50% 4/1/40	960,709	1,065,086
5.50% 5/1/40	272,340	302,107
5.50% 6/1/41	69,806	77,444
6.00% 11/1/28	14,516	16,566
6.00% 7/1/33	13,301	15,096
6.00% 8/1/36	18,712	21,296
6.00% 11/1/36	43,085	48,652
6.00% 4/1/37	783	891
6.00% 5/1/37	109,732	124,465
6.00% 8/1/37	247,009	280,018
6.00% 9/1/37	124,248	141,257
6.00% 10/1/37	17,185	19,400
6.00% 11/1/37	177,364	200,828
6.00% 12/1/37	13,708	15,474
6.00% 1/1/38	153,468	173,608
6.00% 4/1/38	12,898	14,584

LVIP SSGA Bond Index Fund–5

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
6.00% 6/1/38	22,394	$25,280
6.00% 7/1/38	33,881	38,273
6.00% 8/1/38	58,454	66,055
6.00% 9/1/38	23,422	26,476
6.00% 10/1/38	75,703	85,460
6.00% 11/1/38	20,732	23,404
6.00% 3/1/39	33,832	38,238
6.00% 5/1/40	894,685	1,012,354
6.00% 7/1/40	1,165,180	1,317,695
6.50% 11/1/36	165,341	185,531
6.50% 8/1/37	90,687	101,348
6.50% 10/1/37	23,025	25,922
6.50% 6/1/38	42,691	47,492
6.50% 4/1/39	98,110	109,333
Freddie Mac S.F. 30 yr TBA
3.00% 4/1/47	3,000,000	2,972,344
4.00% 4/1/47	1,700,000	1,783,141
4.50% 4/1/47	1,500,000	1,607,256
GNMA I S.F. 30 yr
3.00% 9/15/42	1,456,091	1,474,199
3.00% 11/15/42	1,395,123	1,412,473
3.00% 12/15/42	401,760	406,756
3.00% 2/15/45	869,835	879,009
3.50% 10/15/40	250,322	259,647
3.50% 1/15/41	87,248	90,527
3.50% 7/15/41	75,836	78,904
3.50% 10/15/41	622,087	646,594
3.50% 3/15/42	43,335	44,964
3.50% 6/15/42	2,515,701	2,614,404
3.50% 10/15/42	243,973	253,403
4.00% 6/15/39	88,858	93,841
4.00% 4/15/40	2,096,503	2,214,071
4.00% 8/15/40	518,320	548,049
4.00% 10/15/40	623,146	662,233
4.00% 12/15/40	945,004	1,008,488
4.00% 1/15/41	923,396	985,593
4.00% 9/15/41	362,618	383,919
4.50% 2/15/39	165,440	176,750
4.50% 3/15/39	1,002,509	1,071,874
4.50% 4/15/39	106,425	113,871
4.50% 5/15/39	89,893	97,148
4.50% 6/15/39	210,897	225,347
4.50% 7/15/39	374,927	401,686
4.50% 8/15/39	58,323	62,408
4.50% 9/15/39	296,317	316,774
4.50% 10/15/39	999,138	1,086,014
4.50% 11/15/39	458,371	492,630
4.50% 12/15/39	249,118	266,815
4.50% 1/15/40	982,656	1,056,646
4.50% 4/15/40	186,392	199,313
4.50% 5/15/40	268,894	290,515
4.50% 6/15/40	719,674	775,515

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
4.50% 8/15/40	282,762	$302,641
4.50% 9/15/40	154,350	166,059
4.50% 1/15/41	469,798	510,959
4.50% 2/15/41	1,989,422	2,141,430
4.50% 3/15/41	236,450	252,894
4.50% 6/15/41	219,951	235,595
4.50% 7/15/41	27,349	29,292
5.00% 3/15/35	66,367	73,247
5.00% 3/15/38	21,592	23,819
5.00% 4/15/38	20,593	22,726
5.00% 5/15/38	3,068	3,366
5.00% 8/15/38	2,694	2,947
5.00% 1/15/39	191,118	210,826
5.00% 4/15/39	228,479	251,375
5.00% 5/15/39	914,252	1,010,914
5.00% 6/15/39	819,316	903,370
5.00% 9/15/39	1,766,062	1,938,448
5.00% 10/15/39	153,103	169,430
5.00% 11/15/39	433,003	481,634
5.00% 1/15/40	1,054,192	1,170,088
5.00% 2/15/40	553,185	615,317
5.00% 4/15/40	406,202	445,912
5.00% 7/15/40	404,069	445,845
5.50% 10/15/33	221,279	251,290
5.50% 4/15/37	51,040	57,459
5.50% 7/15/37	22,952	25,657
5.50% 1/15/38	273,980	305,248
5.50% 2/15/38	233,034	261,795
5.50% 7/15/38	96,598	108,567
5.50% 8/15/38	29,628	33,070
5.50% 9/15/38	464,848	523,416
5.50% 12/15/38	308,363	344,162
5.50% 1/15/39	183,240	204,394
5.50% 5/15/39	236,055	263,483
5.50% 7/15/39	5,851	6,553
5.50% 10/15/39	244,563	272,979
5.50% 12/15/39	72,084	80,460
5.50% 4/15/40	467,064	522,843
5.50% 2/15/41	62,835	70,139
6.00% 5/15/37	1,615	1,828
6.00% 1/15/38	98,293	111,289
6.00% 3/15/38	3,644	4,148
6.00% 5/15/38	193,504	221,613
6.00% 7/15/38	115,083	130,282
6.00% 8/15/38	79,767	90,404
6.00% 10/15/38	46,297	52,480
6.00% 11/15/38	89,621	101,459
6.00% 12/15/38	136,742	155,050
6.00% 1/15/39	40,145	45,546
6.00% 5/15/39	7,328	8,305
6.00% 6/15/39	6,066	6,867
6.00% 8/15/39	7,958	9,011

LVIP SSGA Bond Index Fund–6

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
6.00% 10/15/39	9,396	$10,764
6.00% 6/15/40	7,314	8,290
6.00% 12/15/40	628,779	711,758
6.50% 3/15/38	2,197	2,492
6.50% 5/15/38	24,039	27,265
6.50% 7/15/38	70,098	79,503
6.50% 9/15/38	5,511	6,250
6.50% 10/15/38	19,611	22,616
6.50% 2/15/39	148,480	168,596
6.50% 8/15/39	16,740	18,986
GNMA II S.F. 30 yr
3.00% 9/20/42	2,204,240	2,232,319
3.00% 11/20/42	1,114,420	1,128,616
3.00% 12/20/42	1,753,164	1,775,497
3.00% 1/20/43	1,718,021	1,739,907
3.00% 2/20/43	2,429,822	2,456,448
3.00% 3/20/43	3,919,636	3,965,836
3.00% 6/20/43	1,542,716	1,562,369
3.00% 9/20/43	2,680,934	2,715,090
3.00% 12/20/44	2,302,707	2,325,636
3.00% 3/20/45	2,419,466	2,443,530
3.00% 4/20/45	1,990,628	2,010,427
3.00% 6/20/45	3,191,378	3,223,119
3.00% 8/20/45	3,574,030	3,609,577
3.00% 12/20/45	830,202	838,459
3.00% 5/20/46	3,606,911	3,642,784
3.00% 9/20/46	4,093,236	4,133,946
3.00% 10/20/46	4,155,389	4,196,718
3.00% 11/20/46	3,361,865	3,395,302
3.00% 12/20/46	7,891,457	7,969,943
3.00% 1/20/47	7,191,523	7,263,049
3.00% 2/20/47	1,995,402	2,015,248
3.50% 4/20/42	800,937	834,037
3.50% 6/20/42	2,405,113	2,506,718
3.50% 10/20/42	955,046	994,517
3.50% 12/20/42	1,964,180	2,045,358
3.50% 2/20/43	3,271,019	3,406,212
3.50% 3/20/43	2,464,312	2,571,020
3.50% 5/20/43	2,397,044	2,496,118
3.50% 9/20/43	2,942,538	3,064,168
3.50% 1/20/44	3,297,457	3,433,763
3.50% 10/20/44	2,722,237	2,827,218
3.50% 12/20/44	1,976,179	2,052,390
3.50% 3/20/45	1,818,328	1,887,509
3.50% 4/20/45	9,115,246	9,467,748
3.50% 6/20/45	3,564,688	3,700,312
3.50% 10/20/45	3,546,674	3,681,612
3.50% 11/20/45	2,272,366	2,358,821
3.50% 12/20/45	775,019	804,505
3.50% 3/20/46	3,195,988	3,317,584
3.50% 5/20/46	6,063,262	6,293,947
3.50% 6/20/46	7,608,641	7,898,123

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
3.50% 7/20/46	3,818,416	$3,963,693
3.50% 10/20/46	6,842,351	7,102,678
3.50% 1/20/47	2,689,186	2,791,500
4.00% 8/20/40	546,765	586,839
4.00% 10/20/41	102,596	109,004
4.00% 11/20/41	1,758,113	1,867,455
4.00% 12/20/41	698,383	741,779
4.00% 5/20/42	1,595,597	1,693,329
4.00% 7/20/42	1,008,621	1,070,526
4.00% 8/20/42	753,531	799,619
4.00% 8/20/43	1,315,197	1,391,909
4.00% 3/20/44	1,918,096	2,027,333
4.00% 8/20/44	2,560,284	2,706,095
4.00% 10/20/44	747,297	789,856
4.00% 12/20/44	2,611,687	2,760,425
4.00% 1/20/45	540,339	571,112
4.00% 2/20/45	1,391,111	1,470,336
4.00% 8/20/45	1,196,929	1,265,498
4.00% 9/20/45	1,716,978	1,814,762
4.00% 10/20/45	2,504,466	2,649,048
4.00% 11/20/45	1,583,706	1,673,899
4.00% 1/20/46	343,765	363,343
4.00% 6/20/46	1,630,207	1,723,048
4.00% 1/20/47	1,492,967	1,578,335
4.50% 7/20/41	2,498,067	2,696,948
4.50% 12/20/43	1,623,886	1,735,490
4.50% 1/20/44	1,390,442	1,486,002
4.50% 3/20/44	1,053,838	1,138,214
4.50% 4/20/45	910,477	973,051
5.00% 4/20/43	1,197,155	1,289,837
GNMA II S.F. 30 yr TBA
3.00% 4/1/47	4,000,000	4,035,000
3.50% 4/1/47	4,500,000	4,665,937
4.00% 4/1/47	4,000,000	4,224,688

Total Agency Mortgage-Backed Securities (Cost $840,014,735)		841,155,703

AGENCY OBLIGATIONS–2.07%
Federal Farm Credit Banks 1.10% 6/1/18	1,000,000	1,000,615
Federal Home Loan Banks
0.875% 8/5/19	2,000,000	1,974,870
1.125% 7/14/21	2,000,000	1,938,672
1.25% 1/16/19	7,000,000	6,994,540
1.375% 3/18/19	2,000,000	2,000,958
1.83% 7/29/20	1,000,000	1,005,823
4.125% 3/13/20	400,000	429,251
5.375% 5/15/19	1,000,000	1,082,681
5.50% 7/15/36	300,000	398,209
Federal Home Loan Mortgage
1.25% 8/1/19	500,000	498,332

LVIP SSGA Bond Index Fund–7

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage (continued)
1.25% 10/2/19	1,000,000	$994,788
1.30% 8/28/19	2,000,000	1,983,750
1.33% 12/30/20	1,000,000	974,258
1.375% 5/1/20	2,600,000	2,580,565
1.75% 5/30/19	500,000	504,077
2.00% 7/30/19	100,000	101,321
2.375% 1/13/22	4,500,000	4,584,456
3.75% 3/27/19	700,000	733,090
4.875% 6/13/18	1,150,000	1,199,499
6.25% 7/15/32	750,000	1,046,184
6.75% 9/15/29	100,000	139,924
6.75% 3/15/31	300,000	429,321
Federal National Mortgage Association
0.875% 5/21/18	1,750,000	1,744,225
1.00% 8/28/19	7,000,000	6,928,089
1.00% 10/24/19	1,000,000	988,190
1.125% 7/20/18	4,000,000	3,997,996
1.25% 2/26/19	2,000,000	1,993,544
1.75% 9/12/19	1,000,000	1,006,662
1.875% 9/18/18	1,000,000	1,009,880
2.125% 4/24/26	3,265,000	3,123,818
2.625% 9/6/24	2,085,000	2,118,985
5.625% 7/15/37	100,000	134,658
6.25% 5/15/29	500,000	670,117
6.625% 11/15/30	300,000	423,733
7.125% 1/15/30	500,000	722,169
7.25% 5/15/30	500,000	734,114
Tennessee Valley Authority
3.875% 2/15/21	400,000	430,218
4.625% 9/15/60	150,000	171,702
4.65% 6/15/35	500,000	581,938
4.70% 7/15/33	200,000	235,398
5.25% 9/15/39	1,025,000	1,296,181
5.375% 4/1/56	200,000	255,831
5.88% 4/1/36	75,000	100,202
6.15% 1/15/38	100,000	138,288
7.125% 5/1/30	100,000	143,518

Total Agency Obligations (Cost $60,495,782)		61,544,640

CORPORATE BONDS–26.54%
Aerospace & Defense–0.41%
Boeing
1.65% 10/30/20	100,000	98,851
1.875% 6/15/23	250,000	238,229
2.60% 10/30/25	100,000	97,504
4.875% 2/15/20	200,000	217,590
6.00% 3/15/19	100,000	108,001
6.125% 2/15/33	50,000	64,010
6.875% 3/15/39	100,000	141,461
Boeing Capital 4.70% 10/27/19	300,000	322,983

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Embraer Netherlands Finance 5.40% 2/1/27	330,000	$340,801
General Dynamics
1.875% 8/15/23	150,000	142,873
2.125% 8/15/26	150,000	138,935
2.25% 11/15/22	250,000	246,297
Honeywell International
1.40% 10/30/19	200,000	198,557
1.85% 11/1/21	200,000	196,224
2.50% 11/1/26	200,000	189,475
3.35% 12/1/23	200,000	206,928
4.25% 3/1/21	50,000	53,829
5.375% 3/1/41	65,000	78,304
5.70% 3/15/36	150,000	186,541
5.70% 3/15/37	100,000	124,829
L3 Technologies
3.85% 12/15/26	75,000	76,193
3.95% 5/28/24	154,000	158,885
4.75% 7/15/20	100,000	106,987
4.95% 2/15/21	100,000	107,539
Lockheed Martin
1.85% 11/23/18	90,000	90,286
2.50% 11/23/20	150,000	151,164
2.90% 3/1/25	300,000	293,322
3.10% 1/15/23	50,000	50,749
3.35% 9/15/21	100,000	103,704
3.55% 1/15/26	250,000	254,551
3.60% 3/1/35	150,000	143,463
3.80% 3/1/45	500,000	471,527
4.07% 12/15/42	279,000	274,965
4.25% 11/15/19	200,000	212,331
4.50% 5/15/36	40,000	42,617
4.70% 5/15/46	109,000	118,543
4.85% 9/15/41	100,000	109,079
Northrop Grumman
1.75% 6/1/18	150,000	150,291
3.20% 2/1/27	100,000	99,263
3.25% 8/1/23	350,000	358,420
3.50% 3/15/21	100,000	104,323
5.05% 11/15/40	100,000	111,435
Northrop Grumman Systems 7.75% 2/15/31	150,000	212,242
Precision Castparts
2.50% 1/15/23	200,000	197,526
3.25% 6/15/25	100,000	101,095
3.90% 1/15/43	50,000	49,177
4.375% 6/15/45	100,000	105,160
Raytheon
2.50% 12/15/22	125,000	124,595
3.125% 10/15/20	200,000	206,783
4.40% 2/15/20	100,000	107,003

LVIP SSGA Bond Index Fund–8

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Raytheon (continued)
4.70% 12/15/41	200,000	$222,112
6.40% 12/15/18	50,000	54,012
7.20% 8/15/27	100,000	133,737
Rockwell Collins
1.95% 7/15/19	40,000	40,044
2.80% 3/15/22	150,000	150,373
3.20% 3/15/24	150,000	150,060
3.50% 3/15/27	107,000	107,254
3.70% 12/15/23	150,000	154,933
4.35% 4/15/47	70,000	70,199
4.80% 12/15/43	100,000	107,444
5.25% 7/15/19	50,000	53,576
Spirit AeroSystems 3.85% 6/15/26	75,000	74,980
United Technologies
1.50% 11/1/19	150,000	149,020
f1.778% 5/4/18	250,000	249,996
1.95% 11/1/21	150,000	147,137
2.65% 11/1/26	85,000	82,039
3.10% 6/1/22	409,000	421,243
3.75% 11/1/46	100,000	94,132
4.15% 5/15/45	250,000	251,187
4.50% 4/15/20	210,000	226,218
4.50% 6/1/42	400,000	424,318
5.40% 5/1/35	200,000	234,003
6.05% 6/1/36	150,000	187,222
6.125% 7/15/38	200,000	254,369

		12,125,048

Air Freight & Logistics–0.11%
FedEx
2.625% 8/1/22	55,000	54,875
3.20% 2/1/25	200,000	200,479
3.25% 4/1/26	150,000	148,948
3.30% 3/15/27	100,000	98,324
3.875% 8/1/42	100,000	91,647
4.00% 1/15/24	120,000	127,199
4.10% 4/15/43	100,000	92,876
4.10% 2/1/45	200,000	185,978
4.40% 1/15/47	100,000	97,620
4.55% 4/1/46	150,000	150,489
4.75% 11/15/45	350,000	359,856
4.90% 1/15/34	60,000	64,484
8.00% 1/15/19	100,000	110,276
United Parcel Service
2.40% 11/15/26	150,000	143,467
2.45% 10/1/22	125,000	125,396
3.125% 1/15/21	350,000	362,962
3.40% 11/15/46	150,000	136,869
3.625% 10/1/42	75,000	70,829
4.875% 11/15/40	55,000	62,294
5.125% 4/1/19	200,000	213,779

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Air Freight & Logistics (continued)
United Parcel Service (continued)
6.20% 1/15/38	255,000	$333,791

		3,232,438

Airlines–0.08%
American Airlines Pass Through Trust
◆ Series 2013-2 Class A 4.95% 1/15/23	304,470	324,225
◆ Series 2015-1 Class A 3.375% 5/1/27	92,923	91,180
◆ Series 2016-2 Class AA 3.20% 6/15/28	500,000	489,715
◆ Series 2016-3 Class AA 3.00% 10/15/28	60,000	57,525
◆ Series 2017-1 Class AA 3.65% 2/15/29	100,000	100,530
◆ Continental Airlines Pass Through Trust Series 2012-1 Class A 4.15% 4/11/24	206,934	216,643
Delta Air Lines
2.875% 3/13/20	65,000	65,572
3.625% 3/15/22	100,000	102,194
Southwest Airlines
2.65% 11/5/20	100,000	101,214
2.75% 11/6/19	50,000	50,858
3.00% 11/15/26	100,000	94,600
◆ Spirit Airlines Pass Through Trust Series 2015-1 Class A 4.10% 4/1/28	24,151	24,665
United Airlines Pass Through Trust
◆ Series 2014-2 Class A 3.75% 9/3/26	182,757	185,742
◆ Series 2015-1 Class AA 3.45% 12/1/27	170,769	169,916
◆ Series 2016-1 Class A 3.45% 7/7/28	95,000	93,219
◆ Series 2016-1 Class AA 3.10% 7/7/28	100,000	98,500
US Airways Pass Through Trust
◆ Series 2012-2 Class A 4.625% 6/3/25	76,457	80,376
◆ Series 2013-1 Class A 3.95% 11/15/25	83,907	85,852

		2,432,526

Auto Components–0.02%
Delphi Automotive
3.15% 11/19/20	50,000	51,052
4.25% 1/15/26	100,000	104,579
Lear 5.25% 1/15/25	225,000	237,403
Magna International 3.625% 6/15/24	200,000	204,241

		597,275

Automobiles–0.12%
Daimler Finance North America 8.50% 1/18/31	200,000	302,394
Ford Motor
4.346% 12/8/26	500,000	510,843
4.75% 1/15/43	400,000	377,148
5.291% 12/8/46	300,000	300,426
7.45% 7/16/31	650,000	821,790
General Motors
6.25% 10/2/43	600,000	663,039

LVIP SSGA Bond Index Fund–9

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Automobiles (continued)
General Motors (continued)
6.60% 4/1/36	305,000	$351,645
6.75% 4/1/46	75,000	88,224
Harley-Davidson
3.50% 7/28/25	50,000	50,836
4.625% 7/28/45	50,000	50,664

		3,517,009

Banks–2.81%
Australia & New Zealand Banking Group
1.45% 5/15/18	250,000	249,549
1.60% 7/15/19	250,000	247,984
2.05% 9/23/19	250,000	250,031
2.30% 6/1/21	250,000	247,197
2.55% 11/23/21	250,000	249,105
2.70% 11/16/20	250,000	252,583
3.70% 11/16/25	250,000	260,638
Banco Bilbao Vizcaya Argentaria 3.00% 10/20/20	200,000	202,727
Bancolombia 5.95% 6/3/21	200,000	219,750
Bank of America North America
1.75% 6/5/18	500,000	501,362
2.05% 12/7/18	750,000	754,263
6.00% 10/15/36	400,000	493,232
Bank of Montreal
1.35% 8/28/18	100,000	99,554
1.45% 4/9/18	500,000	499,910
1.50% 7/18/19	190,000	188,081
1.80% 7/31/18	200,000	200,432
1.90% 8/27/21	250,000	243,668
2.10% 12/12/19	100,000	100,401
2.55% 11/6/22	300,000	297,978
Bank of Nova Scotia
1.45% 4/25/18	250,000	249,624
1.65% 6/14/19	500,000	496,988
1.85% 4/14/20	500,000	495,299
1.875% 4/26/21	300,000	294,276
1.95% 1/15/19	350,000	351,268
2.35% 10/21/20	150,000	150,431
2.45% 3/22/21	150,000	150,037
2.80% 7/21/21	550,000	556,981
4.50% 12/16/25	150,000	156,992
Bank One 8.00% 4/29/27	100,000	130,897
Barclays Bank 5.14% 10/14/20	200,000	214,136
BB&T
2.05% 6/19/18	350,000	351,678
2.05% 5/10/21	250,000	246,292
2.45% 1/15/20	700,000	707,421
BNP Paribas
2.70% 8/20/18	300,000	303,199
3.25% 3/3/23	500,000	504,060
4.25% 10/15/24	200,000	202,765

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
BNP Paribas (continued)
5.00% 1/15/21	300,000	$324,927
BPCE
2.25% 1/27/20	550,000	546,818
2.50% 12/10/18	250,000	251,752
2.50% 7/15/19	250,000	251,227
3.375% 12/2/26	250,000	246,556
Branch Banking & Trust
2.10% 1/15/20	250,000	250,418
2.30% 10/15/18	250,000	251,795
2.625% 1/15/22	250,000	250,845
3.625% 9/16/25	250,000	256,384
Canadian Imperial Bank of Commerce 1.60% 9/6/19	200,000	198,292
Capital One
2.35% 1/31/20	350,000	350,310
2.40% 9/5/19	300,000	301,113
Capital One Financial
2.45% 4/24/19	350,000	352,184
3.20% 2/5/25	150,000	145,493
3.50% 6/15/23	600,000	605,528
3.75% 3/9/27	250,000	249,002
4.20% 10/29/25	200,000	201,153
4.75% 7/15/21	100,000	107,654
Citizens Bank 2.55% 5/13/21	250,000	248,822
Citizens Financial Group
2.375% 7/28/21	30,000	29,613
4.30% 12/3/25	150,000	154,877
Comerica 2.125% 5/23/19	50,000	49,966
Comerica Bank 4.00% 7/27/25	250,000	253,151
Commonwealth Bank of Australia
1.75% 11/2/18	250,000	249,675
2.05% 3/15/19	250,000	250,884
2.25% 3/13/19	250,000	251,679
2.30% 9/6/19	250,000	251,703
2.50% 9/20/18	800,000	808,608
2.55% 3/15/21	250,000	250,036
Compass Bank 3.875% 4/10/25	250,000	245,828
Cooperatieve Rabobank
1.375% 8/9/19	400,000	394,616
2.25% 1/14/19	300,000	301,958
2.50% 1/19/21	250,000	250,385
3.375% 5/21/25	500,000	505,749
3.75% 7/21/26	250,000	244,296
3.875% 2/8/22	250,000	263,345
3.95% 11/9/22	250,000	256,879
4.50% 1/11/21	550,000	590,158
4.625% 12/1/23	350,000	369,487
5.25% 5/24/41	150,000	175,044
5.25% 8/4/45	250,000	270,769
Credit Suisse New York
1.70% 4/27/18	250,000	249,709

LVIP SSGA Bond Index Fund–10

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Credit Suisse New York (continued)
2.30% 5/28/19	250,000	$251,026
3.625% 9/9/24	700,000	711,269
4.375% 8/5/20	200,000	211,855
5.30% 8/13/19	100,000	107,265
Discover Bank
2.60% 11/13/18	455,000	459,412
4.20% 8/8/23	250,000	260,715
Fifth Third Bancorp
2.875% 7/27/20	500,000	509,205
3.50% 3/15/22	200,000	205,636
4.30% 1/16/24	250,000	261,755
8.25% 3/1/38	100,000	143,289
Fifth Third Bank
2.25% 6/14/21	500,000	494,621
2.30% 3/15/19	200,000	201,407
First Republic Bank 4.625% 2/13/47	250,000	250,745
HSBC Bank USA
5.625% 8/15/35	500,000	584,031
5.875% 11/1/34	100,000	119,622
7.00% 1/15/39	100,000	134,928
HSBC Holdings
2.65% 1/5/22	250,000	246,980
2.95% 5/25/21	500,000	502,748
•3.262% 3/13/23	200,000	201,250
3.40% 3/8/21	250,000	255,821
3.60% 5/25/23	500,000	508,489
3.90% 5/25/26	1,095,000	1,110,888
4.00% 3/30/22	500,000	524,019
•4.041% 3/13/28	200,000	202,411
4.25% 3/14/24	300,000	304,855
4.30% 3/8/26	250,000	260,886
4.375% 11/23/26	375,000	378,649
5.10% 4/5/21	300,000	325,884
6.10% 1/14/42	200,000	250,505
6.50% 5/2/36	200,000	245,600
6.50% 9/15/37	200,000	247,069
6.80% 6/1/38	200,000	257,001
HSBC USA
2.00% 8/7/18	150,000	150,264
2.25% 6/23/19	300,000	301,387
2.75% 8/7/20	100,000	101,175
3.50% 6/23/24	800,000	815,830
5.00% 9/27/20	300,000	323,405
Huntington Bancshares
2.30% 1/14/22	100,000	97,568
2.60% 8/2/18	250,000	252,303
Huntington National Bank
2.20% 11/6/18	250,000	251,153
2.40% 4/1/20	250,000	250,587
2.875% 8/20/20	250,000	253,977

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Industrial & Commercial Bank of China 3.231% 11/13/19	500,000	$510,205
Intesa Sanpaolo 3.875% 1/15/19	600,000	614,495
JPMorgan Chase Bank 1.65% 9/23/19	250,000	248,792
KeyBank
1.60% 8/22/19	250,000	247,405
2.35% 3/8/19	250,000	252,034
2.50% 11/22/21	250,000	248,672
3.18% 5/22/22	300,000	303,039
KeyCorp
2.90% 9/15/20	195,000	198,311
5.10% 3/24/21	300,000	327,683
Manufacturers & Traders Trust
2.25% 7/25/19	350,000	352,627
2.30% 1/30/19	250,000	252,199
MUFG Americas Holdings
2.25% 2/10/20	100,000	99,953
3.00% 2/10/25	150,000	145,252
MUFG Union Bank 2.625% 9/26/18	250,000	252,657
National Australia Bank
1.375% 7/12/19	250,000	246,472
1.875% 7/12/21	250,000	242,937
2.25% 1/10/20	250,000	250,410
2.50% 7/12/26	250,000	234,265
2.625% 7/23/20	250,000	252,606
2.80% 1/10/22	250,000	251,726
3.00% 1/20/23	500,000	502,435
National Bank of Canada 2.10% 12/14/18	250,000	250,980
National City 6.875% 5/15/19	100,000	109,882
People’s United Financial 3.65% 12/6/22	150,000	152,891
PNC Bank
1.45% 7/29/19	250,000	247,202
1.70% 12/7/18	250,000	250,011
1.80% 11/5/18	250,000	250,311
1.95% 3/4/19	250,000	250,575
2.15% 4/29/21	250,000	247,688
2.30% 6/1/20	250,000	250,825
2.45% 11/5/20	250,000	251,209
2.60% 7/21/20	250,000	252,515
2.625% 2/17/22	250,000	250,376
2.70% 11/1/22	250,000	248,071
3.25% 6/1/25	250,000	251,584
4.20% 11/1/25	500,000	534,476
6.875% 4/1/18	150,000	157,275
PNC Financial Services Group
3.30% 3/8/22	300,000	309,151
5.125% 2/8/20	100,000	108,108
6.70% 6/10/19	150,000	165,078
Regions Bank 2.25% 9/14/18	250,000	250,854
Regions Financial 3.20% 2/8/21	100,000	101,782

LVIP SSGA Bond Index Fund–11

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Royal Bank of Canada
1.50% 7/29/19	650,000	$643,559
1.625% 4/15/19	500,000	497,402
1.80% 7/30/18	150,000	150,244
2.00% 12/10/18	500,000	501,859
2.15% 3/15/19	200,000	201,304
2.15% 3/6/20	250,000	250,081
2.20% 7/27/18	150,000	151,074
2.20% 9/23/19	550,000	553,079
2.30% 3/22/21	900,000	901,373
2.35% 10/30/20	1,000,000	1,002,456
Royal Bank of Scotland Group 4.80% 4/5/26	700,000	717,629
Santander Holdings USA
2.65% 4/17/20	300,000	298,821
2.70% 5/24/19	200,000	201,046
#144A 3.70% 3/28/22	90,000	90,411
4.50% 7/17/25	250,000	255,050
Santander Issuances 5.179% 11/19/25	200,000	207,874
Santander UK
2.00% 8/24/18	533,000	534,228
2.35% 9/10/19	335,000	336,931
2.50% 3/14/19	150,000	151,273
3.05% 8/23/18	250,000	254,057
Santander UK Group Holdings
2.875% 10/16/20	100,000	100,304
2.875% 8/5/21	250,000	246,971
Skandinaviska Enskilda Banken
2.30% 3/11/20	250,000	250,741
2.625% 3/15/21	250,000	250,642
2.80% 3/11/22	250,000	250,789
Sumitomo Mitsui Banking
1.966% 1/11/19	250,000	250,129
2.05% 1/18/19	250,000	250,076
2.45% 1/10/19	300,000	302,339
2.45% 1/16/20	600,000	602,645
2.50% 7/19/18	250,000	252,209
2.65% 7/23/20	400,000	402,726
3.20% 7/18/22	250,000	254,240
Sumitomo Mitsui Financial Group
2.442% 10/19/21	500,000	494,431
2.846% 1/11/22	250,000	250,584
2.934% 3/9/21	200,000	201,789
3.01% 10/19/26	500,000	479,057
3.446% 1/11/27	250,000	248,544
3.784% 3/9/26	200,000	204,632
SunTrust Bank/Atlanta 3.30% 5/15/26	200,000	194,572
SunTrust Banks
2.50% 5/1/19	450,000	454,897
2.70% 1/27/22	150,000	149,585
2.90% 3/3/21	100,000	101,290
SVB Financial Group 5.375% 9/15/20	150,000	162,469

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Svenska Handelsbanken
1.50% 9/6/19	250,000	$246,883
1.875% 9/7/21	250,000	242,514
2.40% 10/1/20	400,000	400,201
2.45% 3/30/21	250,000	249,497
2.50% 1/25/19	250,000	252,700
Toronto-Dominion Bank
1.40% 4/30/18	650,000	649,163
1.45% 9/6/18	300,000	299,393
1.45% 8/13/19	150,000	148,394
1.80% 7/13/21	150,000	146,250
1.95% 1/22/19	550,000	552,645
2.125% 7/2/19	200,000	200,994
2.125% 4/7/21	150,000	148,756
2.25% 11/5/19	250,000	251,757
2.50% 12/14/20	200,000	201,928
2.625% 9/10/18	100,000	101,404
U.S. Bancorp
1.95% 11/15/18	600,000	603,730
2.35% 1/29/21	150,000	150,573
2.375% 7/22/26	150,000	140,329
2.95% 7/15/22	200,000	202,056
3.00% 3/15/22	150,000	152,918
3.10% 4/27/26	65,000	63,980
3.60% 9/11/24	250,000	257,698
3.70% 1/30/24	250,000	262,623
U.S. Bank 1.40% 4/26/19	700,000	695,099
Wachovia 5.50% 8/1/35	150,000	169,517
Wells Fargo & Co
2.10% 7/26/21	400,000	392,009
2.15% 1/15/19	1,187,000	1,193,496
2.50% 3/4/21	350,000	349,192
2.55% 12/7/20	300,000	301,679
2.60% 7/22/20	1,050,000	1,060,882
3.00% 4/22/26	150,000	144,127
3.00% 10/23/26	300,000	287,589
3.30% 9/9/24	250,000	250,630
3.45% 2/13/23	250,000	252,482
3.50% 3/8/22	600,000	621,952
3.90% 5/1/45	510,000	489,526
4.10% 6/3/26	740,000	756,394
4.125% 8/15/23	300,000	314,502
4.30% 7/22/27	750,000	780,331
4.40% 6/14/46	250,000	242,706
4.60% 4/1/21	350,000	376,481
4.65% 11/4/44	225,000	226,348
4.75% 12/7/46	350,000	358,425
5.375% 11/2/43	775,000	864,960
Wells Fargo Bank
1.75% 5/24/19	250,000	249,289
1.80% 11/28/18	350,000	350,536
2.15% 12/6/19	350,000	351,315

LVIP SSGA Bond Index Fund–12

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Wells Fargo Bank (continued)
5.85% 2/1/37	450,000	$542,731
6.60% 1/15/38	450,000	591,889
Wells Fargo Capital X 5.95% 12/15/36	100,000	107,625
Westpac Banking
1.55% 5/25/18	100,000	99,926
1.60% 8/19/19	200,000	197,934
1.65% 5/13/19	150,000	148,950
1.95% 11/23/18	500,000	501,013
2.00% 8/19/21	200,000	195,377
2.10% 5/13/21	150,000	147,394
2.15% 3/6/20	250,000	250,255
2.25% 7/30/18	100,000	100,708
2.25% 1/17/19	150,000	150,943
2.30% 5/26/20	100,000	100,105
2.60% 11/23/20	150,000	151,198
2.70% 8/19/26	200,000	190,492
2.80% 1/11/22	300,000	302,003
2.85% 5/13/26	150,000	144,950
3.35% 3/8/27	250,000	248,979
•4.322% 11/23/31	250,000	253,122
4.875% 11/19/19	250,000	267,319

		83,586,159

Beverages–0.76%
Anheuser-Busch 6.45% 9/1/37	100,000	132,222
Anheuser-Busch InBev Finance
1.90% 2/1/19	825,000	826,565
2.625% 1/17/23	450,000	444,447
2.65% 2/1/21	1,340,000	1,351,272
3.30% 2/1/23	860,000	876,442
3.65% 2/1/26	1,600,000	1,620,882
4.00% 1/17/43	100,000	95,028
4.625% 2/1/44	850,000	887,420
4.70% 2/1/36	950,000	1,008,184
4.90% 2/1/46	1,230,000	1,334,540
Anheuser-Busch InBev Worldwide
2.50% 7/15/22	450,000	445,294
3.75% 1/15/22	400,000	419,676
3.75% 7/15/42	136,000	125,043
4.375% 2/15/21	30,000	32,158
4.95% 1/15/42	300,000	323,644
5.375% 1/15/20	400,000	435,528
6.375% 1/15/40	200,000	263,640
7.75% 1/15/19	500,000	550,311
8.20% 1/15/39	200,000	304,902
Coca-Cola
1.375% 5/30/19	150,000	149,377
1.55% 9/1/21	150,000	146,395
1.65% 11/1/18	500,000	502,417
2.25% 9/1/26	200,000	187,864
2.45% 11/1/20	500,000	509,261

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Beverages (continued)
Coca-Cola (continued)
2.50% 4/1/23	250,000	$249,409
2.55% 6/1/26	100,000	96,438
2.875% 10/27/25	100,000	99,143
3.15% 11/15/20	170,000	177,690
3.30% 9/1/21	250,000	261,631
Coca-Cola Bottling Consolidated 3.80% 11/25/25	50,000	51,118
Coca-Cola European Partners US
3.50% 9/15/20	100,000	104,006
4.50% 9/1/21	200,000	214,196
Coca-Cola Femsa
2.375% 11/26/18	200,000	201,315
3.875% 11/26/23	200,000	206,309
Constellation Brands
3.70% 12/6/26	100,000	100,100
3.75% 5/1/21	75,000	77,932
3.875% 11/15/19	60,000	62,536
4.25% 5/1/23	280,000	295,678
6.00% 5/1/22	90,000	102,415
Diageo Capital
2.625% 4/29/23	350,000	347,586
3.875% 4/29/43	30,000	29,147
4.828% 7/15/20	100,000	108,314
5.875% 9/30/36	100,000	122,704
Diageo Investment
2.875% 5/11/22	400,000	407,529
8.00% 9/15/22	100,000	124,878
Dr Pepper Snapple Group
3.13% 12/15/23	100,000	100,525
3.40% 11/15/25	150,000	149,508
3.43% 6/15/27	70,000	69,956
4.42% 12/15/46	50,000	50,382
6.82% 5/1/18	50,000	52,762
Fomento Economico Mexicano
2.875% 5/10/23	150,000	146,141
4.375% 5/10/43	200,000	194,749
Molson Coors Brewing
1.45% 7/15/19	80,000	79,009
2.10% 7/15/21	100,000	97,749
3.00% 7/15/26	110,000	104,812
4.20% 7/15/46	595,000	559,444
5.00% 5/1/42	250,000	264,685
PepsiCo
1.25% 4/30/18	500,000	499,805
1.35% 10/4/19	65,000	64,535
1.50% 2/22/19	85,000	85,032
1.70% 10/6/21	150,000	146,358
2.15% 10/14/20	150,000	150,932
2.375% 10/6/26	80,000	75,880
2.75% 3/1/23	550,000	552,199

LVIP SSGA Bond Index Fund–13

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Beverages (continued)
PepsiCo (continued)
2.85% 2/24/26	90,000	$88,685
3.00% 8/25/21	100,000	102,809
3.125% 11/1/20	250,000	259,344
3.45% 10/6/46	590,000	535,241
3.60% 3/1/24	779,000	818,586
3.60% 8/13/42	250,000	234,032
4.00% 3/5/42	100,000	99,665
4.45% 4/14/46	120,000	127,995
4.50% 1/15/20	100,000	107,477
4.875% 11/1/40	100,000	112,833
5.00% 6/1/18	150,000	156,351
5.50% 1/15/40	150,000	182,714

		22,682,781

Biotechnology–0.39%
Amgen
1.85% 8/19/21	100,000	97,285
2.125% 5/1/20	200,000	200,152
2.20% 5/22/19	650,000	654,621
2.25% 8/19/23	200,000	191,276
2.60% 8/19/26	200,000	185,772
2.70% 5/1/22	100,000	100,266
3.125% 5/1/25	200,000	196,986
3.625% 5/15/22	100,000	104,055
3.625% 5/22/24	150,000	153,956
3.875% 11/15/21	200,000	210,707
4.10% 6/15/21	100,000	105,831
4.40% 5/1/45	300,000	292,349
4.50% 3/15/20	150,000	159,955
5.15% 11/15/41	250,000	268,560
5.65% 6/15/42	200,000	227,809
5.75% 3/15/40	200,000	226,897
6.15% 6/1/18	250,000	262,710
6.375% 6/1/37	100,000	122,379
6.40% 2/1/39	50,000	61,734
Baxalta
2.00% 6/22/18	50,000	50,099
2.875% 6/23/20	400,000	405,923
3.60% 6/23/22	100,000	102,341
4.00% 6/23/25	150,000	153,095
5.25% 6/23/45	45,000	49,260
Biogen
2.90% 9/15/20	250,000	254,673
3.625% 9/15/22	145,000	149,736
4.05% 9/15/25	145,000	150,516
5.20% 9/15/45	255,000	276,730
Celgene
2.125% 8/15/18	110,000	110,480
2.30% 8/15/18	143,000	144,106
2.875% 8/15/20	200,000	203,221

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Biotechnology (continued)
Celgene (continued)
3.25% 8/15/22	250,000	$254,482
3.55% 8/15/22	300,000	309,410
3.625% 5/15/24	200,000	202,749
3.875% 8/15/25	200,000	204,775
3.95% 10/15/20	100,000	104,781
4.00% 8/15/23	100,000	104,668
4.625% 5/15/44	300,000	298,679
5.00% 8/15/45	110,000	115,579
Genzyme 5.00% 6/15/20	100,000	108,834
Gilead Sciences
1.85% 9/4/18	115,000	115,378
1.95% 3/1/22	85,000	82,347
2.55% 9/1/20	500,000	505,631
2.95% 3/1/27	300,000	284,884
3.25% 9/1/22	125,000	127,781
3.50% 2/1/25	670,000	675,387
3.65% 3/1/26	300,000	303,058
4.15% 3/1/47	380,000	355,259
4.40% 12/1/21	200,000	214,847
4.50% 4/1/21	100,000	107,504
4.50% 2/1/45	80,000	79,108
4.60% 9/1/35	200,000	206,422
4.75% 3/1/46	250,000	255,597
4.80% 4/1/44	400,000	414,112
5.65% 12/1/41	250,000	287,745

		11,592,497

Building Products–0.06%
CRH America 8.125% 7/15/18	125,000	134,856
Fortune Brands Home & Security
3.00% 6/15/20	50,000	50,645
4.00% 6/15/25	50,000	51,780
Johnson Controls International
f3.625% 7/2/24	107,000	109,417
3.90% 2/14/26	75,000	78,001
4.25% 3/1/21	60,000	63,447
4.50% 2/15/47	145,000	147,771
f4.95% 7/2/64	94,000	96,246
5.00% 3/30/20	100,000	107,434
5.125% 9/14/45	75,000	83,255
Lennox International 3.00% 11/15/23	25,000	24,607
Martin Marietta Materials 4.25% 7/2/24	55,000	56,879
Masco
3.50% 4/1/21	210,000	214,748
4.375% 4/1/26	160,000	167,074
Owens Corning
4.20% 12/15/22	212,000	222,019
7.00% 12/1/36	100,000	122,670

		1,730,849

LVIP SSGA Bond Index Fund–14

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets–2.43%
Affiliated Managers Group 4.25% 2/15/24	100,000	$104,406
Ameriprise Financial
2.875% 9/15/26	100,000	96,196
5.30% 3/15/20	200,000	217,373
7.30% 6/28/19	200,000	222,454
Apollo Investment 5.25% 3/3/25	50,000	49,745
Ares Capital
3.625% 1/19/22	150,000	148,881
3.875% 1/15/20	30,000	30,619
4.875% 11/30/18	100,000	103,795
Bank of New York Mellon
2.10% 8/1/18	500,000	503,376
2.10% 1/15/19	200,000	201,532
2.15% 2/24/20	150,000	150,676
2.20% 8/16/23	100,000	96,090
2.30% 9/11/19	500,000	504,913
2.45% 11/27/20	150,000	150,918
2.45% 8/17/26	250,000	234,429
2.60% 8/17/20	100,000	101,174
2.60% 2/7/22	300,000	300,338
3.00% 2/24/25	100,000	99,021
3.00% 10/30/28	55,000	52,407
•3.442% 2/7/28	180,000	181,595
3.55% 9/23/21	200,000	208,451
3.95% 11/18/25	100,000	105,470
4.15% 2/1/21	100,000	106,300
5.45% 5/15/19	100,000	107,352
Barclays
2.75% 11/8/19	1,000,000	1,008,383
2.875% 6/8/20	500,000	503,611
3.20% 8/10/21	250,000	250,360
3.25% 1/12/21	200,000	201,672
3.684% 1/10/23	200,000	201,166
4.337% 1/10/28	200,000	200,031
4.375% 1/12/26	200,000	203,060
4.95% 1/10/47	200,000	200,558
5.20% 5/12/26	500,000	513,533
5.25% 8/17/45	200,000	210,193
Bear Stearns 4.65% 7/2/18	500,000	517,263
BlackRock
3.20% 3/15/27	167,000	167,285
3.375% 6/1/22	150,000	156,056
5.00% 12/10/19	100,000	108,486
Brookfield Asset Management 4.00% 1/15/25	150,000	151,252
Brookfield Finance 4.00% 4/1/24	100,000	100,741
Charles Schwab
3.00% 3/10/25	100,000	98,961
3.20% 3/2/27	100,000	99,580
3.45% 2/13/26	70,000	71,567
4.45% 7/22/20	100,000	107,165

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Deutsche Bank
2.85% 5/10/19	300,000	$302,196
2.95% 8/20/20	150,000	150,490
3.125% 1/13/21	200,000	200,595
3.375% 5/12/21	300,000	302,108
3.70% 5/30/24	490,000	482,384
4.10% 1/13/26	200,000	201,155
Export-Import Bank of Korea
1.75% 5/26/19	300,000	298,490
2.125% 1/25/20	200,000	199,520
2.375% 8/12/19	800,000	805,934
2.625% 5/26/26	300,000	288,055
2.75% 1/25/22	200,000	199,486
2.875% 1/21/25	500,000	491,107
3.25% 11/10/25	200,000	201,377
4.00% 1/29/21	100,000	104,738
5.00% 4/11/22	250,000	275,277
5.125% 6/29/20	100,000	108,330
Franklin Resources
2.85% 3/30/25	100,000	97,337
4.625% 5/20/20	100,000	107,017
FS Investment 4.00% 7/15/19	100,000	100,927
Goldman Sachs Group
2.00% 4/25/19	50,000	49,933
2.30% 12/13/19	1,030,000	1,031,276
2.35% 11/15/21	225,000	220,600
2.55% 10/23/19	750,000	757,280
2.60% 12/27/20	750,000	750,607
2.625% 4/25/21	75,000	74,866
2.75% 9/15/20	625,000	630,681
2.875% 2/25/21	250,000	251,845
2.90% 7/19/18	500,000	506,635
3.00% 4/26/22	330,000	331,122
3.50% 11/16/26	500,000	489,797
3.625% 1/22/23	450,000	461,913
3.75% 5/22/25	750,000	760,535
3.85% 7/8/24	400,000	410,359
3.85% 1/26/27	300,000	302,023
4.75% 10/21/45	150,000	158,656
5.15% 5/22/45	360,000	379,697
5.25% 7/27/21	400,000	439,192
5.375% 3/15/20	200,000	216,964
5.75% 1/24/22	750,000	844,555
5.95% 1/15/27	700,000	800,316
6.00% 6/15/20	500,000	553,875
6.125% 2/15/33	250,000	302,632
6.15% 4/1/18	500,000	521,016
6.25% 2/1/41	255,000	321,328
6.45% 5/1/36	600,000	717,692
6.75% 10/1/37	800,000	990,122
7.50% 2/15/19	825,000	905,802

LVIP SSGA Bond Index Fund–15

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Invesco Finance
3.75% 1/15/26	100,000	$102,953
4.00% 1/30/24	500,000	524,919
Janus Capital Group 4.875% 8/1/25	150,000	159,553
Jefferies Group
4.85% 1/15/27	310,000	317,057
5.125% 1/20/23	150,000	161,393
6.25% 1/15/36	100,000	105,391
8.50% 7/15/19	200,000	226,684
KFW
0.875% 4/19/18	700,000	697,335
1.00% 6/11/18	1,000,000	996,571
1.00% 7/15/19	1,000,000	987,698
1.25% 9/30/19	1,000,000	990,736
1.50% 6/15/21	700,000	686,187
1.625% 3/15/21	1,000,000	988,070
1.75% 3/31/20	2,000,000	2,002,686
1.875% 11/30/20	500,000	499,051
2.00% 11/30/21	500,000	498,143
2.00% 10/4/22	700,000	690,523
2.00% 5/2/25	1,200,000	1,161,346
2.125% 1/17/23	1,000,000	991,450
2.50% 11/20/24	1,000,000	1,008,014
2.625% 1/25/22	400,000	409,114
2.75% 9/8/20	2,500,000	2,574,381
4.00% 1/27/20	750,000	797,547
^4.188% 4/18/36	200,000	110,908
^4.297% 6/29/37	500,000	267,176
4.50% 7/16/18	800,000	832,126
4.875% 6/17/19	500,000	535,431
Korea Development Bank
1.375% 9/12/19	500,000	492,793
2.625% 2/27/22	300,000	298,984
3.00% 3/17/19	500,000	509,826
Landwirtschaftliche Rentenbank
1.00% 4/4/18	500,000	498,824
1.375% 10/23/19	300,000	298,102
1.75% 4/15/19	1,125,000	1,129,656
Lazard Group
3.625% 3/1/27	100,000	97,714
3.75% 2/13/25	100,000	99,575
4.25% 11/14/20	106,000	111,579
Legg Mason
4.75% 3/15/26	150,000	157,657
5.625% 1/15/44	100,000	102,403
Lloyds Bank
2.70% 8/17/20	200,000	202,326
6.375% 1/21/21	300,000	340,531
Lloyds Banking Group
3.00% 1/11/22	200,000	199,076
3.10% 7/6/21	200,000	201,843
3.75% 1/11/27	235,000	231,490

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Lloyds Banking Group (continued)
4.582% 12/10/25	300,000	$305,245
4.65% 3/24/26	200,000	204,155
Mizuho Financial Group
2.273% 9/13/21	300,000	293,355
2.953% 2/28/22	200,000	200,208
3.663% 2/28/27	200,000	201,563
Moody’s
2.75% 12/15/21	125,000	124,943
4.50% 9/1/22	250,000	267,921
Morgan Stanley
2.125% 4/25/18	700,000	702,857
2.45% 2/1/19	170,000	171,604
2.50% 1/24/19	250,000	252,577
2.50% 4/21/21	425,000	423,109
2.625% 11/17/21	400,000	397,793
2.65% 1/27/20	500,000	505,111
3.125% 7/27/26	235,000	224,749
3.625% 1/20/27	350,000	348,154
3.70% 10/23/24	1,125,000	1,143,039
3.75% 2/25/23	500,000	517,033
3.875% 1/27/26	265,000	269,023
3.95% 4/23/27	300,000	297,728
4.00% 7/23/25	200,000	206,593
4.10% 5/22/23	1,050,000	1,085,896
4.30% 1/27/45	500,000	496,551
4.35% 9/8/26	300,000	307,874
4.375% 1/22/47	1,150,000	1,155,614
4.875% 11/1/22	250,000	270,642
5.00% 11/24/25	175,000	188,243
5.50% 1/26/20	200,000	217,135
5.50% 7/28/21	300,000	333,007
5.625% 9/23/19	350,000	378,146
5.75% 1/25/21	650,000	722,158
6.25% 8/9/26	100,000	119,192
6.375% 7/24/42	850,000	1,095,099
6.625% 4/1/18	500,000	523,467
7.25% 4/1/32	100,000	136,070
7.30% 5/13/19	300,000	331,789
Nasdaq
3.85% 6/30/26	45,000	44,845
5.55% 1/15/20	100,000	108,403
Nomura Holdings
2.75% 3/19/19	350,000	353,844
6.70% 3/4/20	83,000	92,352
Northern Trust
3.45% 11/4/20	100,000	104,158
3.95% 10/30/25	250,000	263,999
6.50% 8/15/18	850,000	905,635
Oesterreichische Kontrollbank
1.125% 5/29/18	350,000	349,048

LVIP SSGA Bond Index Fund–16

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Oesterreichische Kontrollbank (continued)
1.375% 2/10/20	300,000	$296,370
1.875% 1/20/21	900,000	893,797
Prospect Capital 5.00% 7/15/19	200,000	205,308
Raymond James Financial 8.60% 8/15/19	200,000	228,783
S&P Global
#144A 2.95% 1/22/27	150,000	141,809
6.55% 11/15/37	400,000	481,919
TD Ameritrade Holding 2.95% 4/1/22	250,000	253,255
UBS 2.35% 3/26/20	700,000	701,779

		72,384,045

Chemicals–0.42%
Agrium
3.15% 10/1/22	100,000	100,391
4.125% 3/15/35	500,000	480,601
6.125% 1/15/41	245,000	288,228
6.75% 1/15/19	100,000	107,696
Air Products & Chemicals
3.35% 7/31/24	250,000	257,451
4.375% 8/21/19	50,000	53,018
Airgas 3.05% 8/1/20	100,000	102,780
Albemarle 5.45% 12/1/44	500,000	555,673
Celanese US Holdings
4.625% 11/15/22	90,000	95,492
5.875% 6/15/21	70,000	77,307
Dow Chemical
4.25% 11/15/20	700,000	743,084
4.375% 11/15/42	400,000	394,670
5.25% 11/15/41	100,000	109,903
7.375% 11/1/29	125,000	169,774
8.55% 5/15/19	355,000	402,629
9.40% 5/15/39	100,000	158,141
Eastman Chemical
3.60% 8/15/22	225,000	232,574
3.80% 3/15/25	100,000	102,308
4.65% 10/15/44	70,000	70,720
4.80% 9/1/42	250,000	257,284
Ecolab
2.00% 1/14/19	100,000	100,713
2.25% 1/12/20	200,000	201,117
2.70% 11/1/26	45,000	42,862
3.25% 1/14/23	100,000	101,820
4.35% 12/8/21	200,000	216,190
EI du Pont de Nemours & Co.
3.625% 1/15/21	100,000	103,824
4.15% 2/15/43	100,000	97,781
4.25% 4/1/21	150,000	160,200
5.75% 3/15/19	100,000	107,279
6.00% 7/15/18	400,000	423,207
6.50% 1/15/28	150,000	186,271

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals (continued)
FMC
3.95% 2/1/22	100,000	$102,846
4.10% 2/1/24	100,000	101,899
HB Fuller 4.00% 2/15/27	100,000	100,722
International Flavors & Fragrances 3.20% 5/1/23	50,000	50,106
Lubrizol 8.875% 2/1/19	150,000	168,898
LYB International Finance 4.00% 7/15/23	200,000	208,738
LYB International Finance II 3.50% 3/2/27	159,000	156,360
LyondellBasell Industries
5.00% 4/15/19	300,000	316,100
6.00% 11/15/21	350,000	396,631
Methanex 5.65% 12/1/44	200,000	191,904
Monsanto
2.125% 7/15/19	400,000	400,465
4.70% 7/15/64	250,000	234,953
5.125% 4/15/18	25,000	25,837
Mosaic
4.25% 11/15/23	125,000	129,694
5.45% 11/15/33	104,000	109,392
5.625% 11/15/43	200,000	206,639
NewMarket 4.10% 12/15/22	50,000	51,022
Potash of Saskatchewan
3.00% 4/1/25	300,000	286,013
4.00% 12/15/26	200,000	205,154
4.875% 3/30/20	10,000	10,604
6.50% 5/15/19	145,000	157,219
PPG Industries
2.30% 11/15/19	100,000	100,923
3.60% 11/15/20	100,000	104,738
Praxair
1.25% 11/7/18	100,000	99,623
2.20% 8/15/22	100,000	98,342
2.25% 9/24/20	250,000	251,587
2.70% 2/21/23	100,000	99,535
4.05% 3/15/21	100,000	106,170
4.50% 8/15/19	100,000	106,092
Rohm & Haas 7.85% 7/15/29	150,000	209,072
RPM International
3.75% 3/15/27	100,000	100,156
5.25% 6/1/45	100,000	108,712
6.125% 10/15/19	100,000	109,159
Syngenta Finance 3.125% 3/28/22	100,000	100,455
Valspar
3.95% 1/15/26	250,000	253,752
7.25% 6/15/19	50,000	55,128
Westlake Chemical
#144A 3.60% 8/15/26	150,000	147,186

LVIP SSGA Bond Index Fund–17

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals (continued)
Westlake Chemical (continued)
#144A 4.625% 2/15/21	150,000	$155,807
#144A 5.00% 8/15/46	100,000	103,078

		12,421,699

Commercial Services & Supplies–0.10%
Cintas No. 2
2.90% 4/1/22	100,000	101,281
3.70% 4/1/27	100,000	102,390
Pitney Bowes
4.625% 3/15/24	200,000	197,794
4.75% 5/15/18	200,000	205,600
Republic Services
2.90% 7/1/26	110,000	106,484
3.20% 3/15/25	250,000	249,497
3.80% 5/15/18	100,000	102,211
4.75% 5/15/23	100,000	110,122
5.25% 11/15/21	100,000	111,523
5.50% 9/15/19	299,000	323,688
Verisk Analytics
4.00% 6/15/25	100,000	101,812
4.125% 9/12/22	100,000	104,361
Waste Management
2.40% 5/15/23	100,000	98,345
3.125% 3/1/25	100,000	100,679
3.50% 5/15/24	250,000	258,731
3.90% 3/1/35	550,000	547,982
4.10% 3/1/45	55,000	55,274

		2,877,774

Communications Equipment–0.24%
Cisco Systems
1.60% 2/28/19	275,000	275,460
1.65% 6/15/18	100,000	100,338
1.85% 9/20/21	600,000	588,794
2.20% 2/28/21	150,000	150,149
2.45% 6/15/20	100,000	101,512
2.50% 9/20/26	300,000	285,196
2.60% 2/28/23	150,000	149,574
2.90% 3/4/21	615,000	631,783
2.95% 2/28/26	150,000	148,862
3.00% 6/15/22	60,000	61,395
3.50% 6/15/25	45,000	46,753
3.625% 3/4/24	100,000	105,250
4.45% 1/15/20	300,000	321,493
4.95% 2/15/19	450,000	477,844
5.50% 1/15/40	200,000	244,540
5.90% 2/15/39	300,000	383,954
Harris
2.70% 4/27/20	30,000	30,297
3.832% 4/27/25	450,000	458,868
4.854% 4/27/35	70,000	75,001

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Communications Equipment (continued)
Harris (continued)
5.054% 4/27/45	70,000	$76,885
Juniper Networks
3.125% 2/26/19	50,000	50,963
4.60% 3/15/21	100,000	106,716
5.95% 3/15/41	100,000	107,395
Motorola Solutions
3.50% 3/1/23	100,000	98,543
4.00% 9/1/24	250,000	250,840
QUALCOMM
1.40% 5/18/18	196,000	196,064
2.25% 5/20/20	300,000	300,800
3.00% 5/20/22	300,000	303,810
3.45% 5/20/25	300,000	304,673
4.65% 5/20/35	200,000	208,585
4.80% 5/20/45	200,000	208,123
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	250,000	255,991

		7,106,451

Computers & Peripherals–0.03%
Cadence Design Systems 4.375% 10/15/24	75,000	75,342
NetApp 3.375% 6/15/21	150,000	153,200
Seagate HDD Cayman
3.75% 11/15/18	600,000	615,375
#144A 4.25% 3/1/22	100,000	99,149
#144A 4.875% 3/1/24	100,000	98,397

		1,041,463

Construction & Engineering–0.03%
ABB Finance USA
2.875% 5/8/22	250,000	253,009
4.375% 5/8/42	187,000	196,736
Fluor 3.50% 12/15/24	100,000	102,654
Leucadia National 5.50% 10/18/23	200,000	213,259

		765,658

Construction Materials–0.01%
Vulcan Materials 7.50% 6/15/21	250,000	292,931

		292,931

Consumer Finance–0.75%
American Express
1.55% 5/22/18	250,000	249,745
2.65% 12/2/22	115,000	114,069
4.05% 12/3/42	135,000	132,893
8.125% 5/20/19	100,000	112,631
American Express Credit
1.70% 10/30/19	115,000	114,342
1.80% 7/31/18	150,000	150,238
1.875% 11/5/18	265,000	265,512

LVIP SSGA Bond Index Fund–18

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Consumer Finance (continued)
American Express Credit (continued)
2.125% 7/27/18	500,000	$502,781
2.20% 3/3/20	100,000	100,192
2.25% 8/15/19	200,000	201,646
2.25% 5/5/21	700,000	694,140
2.60% 9/14/20	200,000	202,215
2.70% 3/3/22	100,000	99,949
American Honda Finance
1.20% 7/12/19	150,000	148,031
1.50% 11/19/18	250,000	249,314
1.60% 7/13/18	200,000	200,391
1.65% 7/12/21	200,000	193,934
1.70% 2/22/19	50,000	49,959
1.70% 9/9/21	300,000	290,854
2.00% 2/14/20	150,000	150,431
2.125% 10/10/18	200,000	201,577
2.45% 9/24/20	150,000	151,514
2.90% 2/16/24	100,000	99,910
Capital One Bank USA
2.15% 11/21/18	400,000	400,884
2.25% 2/13/19	500,000	500,975
Caterpillar Financial Services
1.70% 6/16/18	700,000	700,393
1.70% 8/9/21	250,000	241,276
1.90% 3/22/19	150,000	150,030
2.10% 1/10/20	100,000	100,181
2.40% 8/9/26	100,000	94,740
2.45% 9/6/18	250,000	252,791
7.15% 2/15/19	200,000	219,046
Discover Financial Services
3.75% 3/4/25	100,000	98,268
3.95% 11/6/24	100,000	100,311
4.10% 2/9/27	115,000	115,270
5.20% 4/27/22	100,000	108,007
Ford Motor Credit
2.021% 5/3/19	200,000	199,142
2.24% 6/15/18	245,000	245,909
2.375% 3/12/19	200,000	200,793
2.459% 3/27/20	200,000	199,601
2.551% 10/5/18	200,000	201,662
3.096% 5/4/23	200,000	195,398
3.157% 8/4/20	300,000	305,135
3.20% 1/15/21	300,000	303,481
3.336% 3/18/21	200,000	202,534
3.664% 9/8/24	250,000	246,261
3.81% 1/9/24	200,000	200,928
4.134% 8/4/25	300,000	301,991
5.00% 5/15/18	500,000	516,727
5.75% 2/1/21	200,000	220,485
5.875% 8/2/21	750,000	836,318
General Motors Financial
2.35% 10/4/19	250,000	250,468

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Consumer Finance (continued)
General Motors Financial (continued)
2.40% 5/9/19	125,000	$125,333
3.10% 1/15/19	200,000	203,314
3.15% 1/15/20	800,000	814,224
3.20% 7/13/20	200,000	203,598
3.20% 7/6/21	200,000	200,954
3.45% 1/14/22	250,000	252,341
3.70% 11/24/20	250,000	257,615
3.70% 5/9/23	140,000	140,714
4.00% 1/15/25	600,000	603,982
4.00% 10/6/26	250,000	246,863
4.20% 3/1/21	250,000	261,189
4.30% 7/13/25	100,000	101,728
4.35% 1/17/27	180,000	181,919
5.25% 3/1/26	200,000	215,258
HSBC Finance 6.676% 1/15/21	323,000	365,431
John Deere Capital
1.60% 7/13/18	50,000	50,068
1.65% 10/15/18	155,000	155,144
1.70% 1/15/20	350,000	347,622
2.25% 4/17/19	200,000	201,994
2.30% 9/16/19	500,000	505,549
2.65% 1/6/22	250,000	251,071
2.65% 6/10/26	300,000	289,679
2.80% 3/6/23	200,000	200,639
PACCAR Financial
1.30% 5/10/19	130,000	128,949
1.40% 5/18/18	125,000	124,927
1.95% 2/27/20	60,000	60,106
Toyota Motor Credit
1.20% 4/6/18	150,000	149,616
1.40% 5/20/19	500,000	496,163
1.55% 10/18/19	150,000	148,834
1.70% 1/9/19	150,000	150,320
1.70% 2/19/19	150,000	150,294
1.90% 4/8/21	150,000	147,843
2.10% 1/17/19	350,000	353,074
2.125% 7/18/19	200,000	201,655
2.25% 10/18/23	150,000	145,077
2.60% 1/11/22	150,000	150,835
2.75% 5/17/21	250,000	254,285
3.20% 1/11/27	100,000	100,432
3.30% 1/12/22	400,000	414,046
3.40% 9/15/21	600,000	625,256

		22,363,214

Containers & Packaging–0.03%
Bemis
4.50% 10/15/21	300,000	319,989
6.80% 8/1/19	10,000	11,055
Packaging Corporation of America
3.90% 6/15/22	50,000	52,303

LVIP SSGA Bond Index Fund–19

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Containers & Packaging (continued)
Packaging Corporation of America (continued)
4.50% 11/1/23	150,000	$160,511
Sonoco Products 5.75% 11/1/40	100,000	115,863
WestRock RKT 4.90% 3/1/22	200,000	216,808

		876,529

Diversified Consumer Services–0.06%
Block Financial 4.125% 10/1/20	250,000	256,111
Board of Trustees of the Leland Stanford Junior University 4.75% 5/1/19	250,000	266,649
California Institute of Technology 4.321% 8/1/45	60,000	64,388
George Washington University 4.30% 9/15/44	100,000	99,643
Massachusetts Institute of Technology
3.885% 7/1/16	55,000	47,935
5.60% 7/1/11	200,000	247,790
Northwestern University 3.868% 12/1/48	100,000	102,809
President & Fellows of Harvard College
3.15% 7/15/46	100,000	92,576
3.30% 7/15/56	100,000	92,720
Princeton University
4.95% 3/1/19	100,000	106,157
5.70% 3/1/39	50,000	66,918
University of Southern California 3.028% 10/1/39	200,000	180,881
William Marsh Rice University 3.574% 5/15/45	100,000	96,571

		1,721,148

Diversified Financial Services–2.02%
AerCap Ireland Capital
3.50% 5/26/22	150,000	151,318
3.75% 5/15/19	475,000	487,978
3.95% 2/1/22	600,000	616,855
4.50% 5/15/21	450,000	472,157
4.625% 10/30/20	500,000	528,841
Air Lease
2.625% 9/4/18	100,000	100,873
3.375% 1/15/19	250,000	255,901
3.375% 6/1/21	100,000	102,038
3.875% 4/1/21	125,000	129,699
4.25% 9/15/24	300,000	311,044
Bank of America
2.25% 4/21/20	250,000	249,520
2.503% 10/21/22	500,000	488,023
2.60% 1/15/19	543,000	548,892
2.625% 10/19/20	200,000	201,241
2.625% 4/19/21	350,000	349,473

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Bank of America (continued)
•3.124% 1/20/23	250,000	$251,563
3.248% 10/21/27	500,000	476,967
3.30% 1/11/23	1,000,000	1,007,520
3.50% 4/19/26	350,000	345,809
•3.824% 1/20/28	250,000	250,927
3.875% 8/1/25	400,000	407,812
3.95% 4/21/25	250,000	249,342
4.00% 4/1/24	475,000	493,229
4.10% 7/24/23	1,350,000	1,416,047
4.183% 11/25/27	250,000	251,403
4.25% 10/22/26	1,133,000	1,152,719
•4.443% 1/20/48	200,000	202,125
4.45% 3/3/26	430,000	441,793
5.00% 5/13/21	350,000	380,375
5.00% 1/21/44	650,000	711,074
5.625% 7/1/20	250,000	274,390
5.65% 5/1/18	500,000	520,345
5.875% 1/5/21	250,000	279,390
5.875% 2/7/42	218,000	263,102
6.11% 1/29/37	200,000	234,362
6.875% 4/25/18	800,000	842,002
6.875% 11/15/18	300,000	323,168
7.625% 6/1/19	300,000	334,606
7.75% 5/14/38	200,000	275,977
BP Capital Markets
1.375% 5/10/18	150,000	149,613
1.676% 5/3/19	60,000	59,722
2.112% 9/16/21	250,000	245,669
2.237% 5/10/19	400,000	402,608
2.241% 9/26/18	400,000	402,906
2.315% 2/13/20	650,000	655,700
2.75% 5/10/23	250,000	247,078
3.017% 1/16/27	250,000	240,257
3.119% 5/4/26	75,000	73,482
3.216% 11/28/23	150,000	150,900
3.245% 5/6/22	200,000	204,440
3.535% 11/4/24	100,000	101,297
3.723% 11/28/28	90,000	91,203
3.994% 9/26/23	250,000	262,723
4.742% 3/11/21	500,000	543,191
4.75% 3/10/19	300,000	316,274
CBOE Holdings 3.65% 1/12/27	100,000	100,736
Citigroup
1.70% 4/27/18	700,000	700,480
1.75% 5/1/18	500,000	499,991
2.05% 12/7/18	1,150,000	1,152,570
2.05% 6/7/19	250,000	249,918
2.35% 8/2/21	350,000	344,923
2.40% 2/18/20	750,000	753,143
2.50% 7/29/19	500,000	504,795

LVIP SSGA Bond Index Fund–20

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Citigroup (continued)
2.65% 10/26/20	350,000	$352,564
2.70% 3/30/21	300,000	300,640
2.90% 12/8/21	700,000	703,421
3.20% 10/21/26	300,000	287,551
3.40% 5/1/26	550,000	536,933
3.70% 1/12/26	400,000	401,116
3.75% 6/16/24	400,000	408,099
3.875% 10/25/23	350,000	362,692
4.05% 7/30/22	107,000	111,562
4.125% 7/25/28	200,000	197,110
4.30% 11/20/26	400,000	404,626
4.45% 9/29/27	600,000	608,492
4.50% 1/14/22	730,000	782,066
4.60% 3/9/26	105,000	108,024
4.65% 7/30/45	250,000	261,507
4.75% 5/18/46	150,000	148,761
5.30% 5/6/44	167,000	179,497
5.50% 9/13/25	200,000	219,024
5.875% 2/22/33	200,000	225,295
5.875% 1/30/42	150,000	182,501
6.00% 10/31/33	100,000	114,997
6.625% 6/15/32	100,000	122,131
6.675% 9/13/43	150,000	191,643
8.125% 7/15/39	350,000	515,266
CME Group
3.00% 9/15/22	300,000	306,482
5.30% 9/15/43	100,000	119,704
Credit Suisse Group Funding Guernsey
2.75% 3/26/20	600,000	601,336
3.45% 4/16/21	300,000	304,613
3.80% 9/15/22	400,000	405,939
3.80% 6/9/23	1,000,000	1,005,467
4.55% 4/17/26	350,000	362,412
4.875% 5/15/45	400,000	408,578
GE Capital International Funding Unlimited
2.342% 11/15/20	2,000,000	2,009,690
4.418% 11/15/35	1,354,000	1,432,509
#Genpact Luxembourg 144A 3.70% 4/1/22	50,000	50,346
Intercontinental Exchange
2.75% 12/1/20	85,000	86,421
3.75% 12/1/25	85,000	87,913
4.00% 10/15/23	200,000	212,140
JPMorgan Chase & Co.
1.625% 5/15/18	250,000	249,965
1.85% 3/22/19	500,000	500,273
2.40% 6/7/21	350,000	348,402
2.55% 10/29/20	275,000	276,363
2.55% 3/1/21	500,000	500,937
2.70% 5/18/23	250,000	245,209
2.75% 6/23/20	800,000	810,797

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
JPMorgan Chase & Co. (continued)
2.95% 10/1/26	500,000	$475,965
2.972% 1/15/23	650,000	649,998
3.20% 1/25/23	1,000,000	1,010,983
3.20% 6/15/26	450,000	437,447
3.25% 9/23/22	550,000	560,457
3.30% 4/1/26	500,000	489,797
3.375% 5/1/23	200,000	200,601
3.625% 5/13/24	250,000	255,913
3.625% 12/1/27	260,000	252,796
3.875% 2/1/24	750,000	780,301
4.125% 12/15/26	1,000,000	1,020,933
4.25% 10/15/20	750,000	795,759
•4.26% 2/22/48	1,000,000	999,636
4.35% 8/15/21	600,000	642,511
4.40% 7/22/20	700,000	746,394
4.95% 6/1/45	500,000	528,004
5.40% 1/6/42	200,000	233,609
5.50% 10/15/40	100,000	117,606
5.60% 7/15/41	500,000	597,593
6.30% 4/23/19	200,000	217,314
6.40% 5/15/38	450,000	582,338
Mastercard
2.00% 11/21/21	100,000	99,189
2.95% 11/21/26	150,000	149,500
3.375% 4/1/24	500,000	517,519
3.80% 11/21/46	100,000	98,749
Mitsubishi UFJ Financial Group
2.527% 9/13/23	200,000	193,371
2.95% 3/1/21	400,000	403,827
2.998% 2/22/22	350,000	352,525
3.677% 2/22/27	350,000	354,562
3.85% 3/1/26	400,000	411,157
National Rural Utilities Cooperative Finance
1.50% 11/1/19	115,000	114,030
1.65% 2/8/19	15,000	14,997
2.30% 11/1/20	100,000	100,197
2.35% 6/15/20	300,000	300,916
2.70% 2/15/23	50,000	49,576
2.95% 2/7/24	60,000	60,179
3.25% 11/1/25	100,000	101,184
4.023% 11/1/32	100,000	103,702
•4.75% 4/30/43	100,000	102,500
8.00% 3/1/32	150,000	216,002
10.375% 11/1/18	100,000	113,271
Private Export Funding
1.875% 7/15/18	250,000	251,741
2.45% 7/15/24	250,000	244,845
4.30% 12/15/21	100,000	109,395
Synchrony Financial
2.60% 1/15/19	150,000	151,234

LVIP SSGA Bond Index Fund–21

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Synchrony Financial (continued)
2.70% 2/3/20	500,000	$502,335
3.70% 8/4/26	200,000	194,280
4.25% 8/15/24	150,000	153,873
4.50% 7/23/25	100,000	102,797

		60,047,941

Diversified Telecommunication Services–1.10%
AT&T
2.375% 11/27/18	600,000	604,401
2.45% 6/30/20	550,000	550,386
2.625% 12/1/22	500,000	489,197
2.80% 2/17/21	250,000	250,967
3.00% 2/15/22	400,000	399,525
3.00% 6/30/22	640,000	637,435
3.20% 3/1/22	100,000	101,055
3.40% 5/15/25	550,000	532,190
3.60% 2/17/23	250,000	253,525
3.80% 3/15/22	200,000	207,106
3.80% 3/1/24	150,000	152,531
3.875% 8/15/21	30,000	31,244
3.95% 1/15/25	225,000	227,265
4.125% 2/17/26	550,000	558,760
4.25% 3/1/27	500,000	506,535
4.35% 6/15/45	532,000	470,054
4.45% 5/15/21	100,000	106,612
4.45% 4/1/24	300,000	314,861
4.50% 5/15/35	220,000	208,315
4.50% 3/9/48	693,000	618,673
4.60% 2/15/21	300,000	319,423
4.75% 5/15/46	665,000	622,868
4.80% 6/15/44	987,000	928,630
5.00% 3/1/21	200,000	215,970
5.15% 3/15/42	150,000	149,343
5.20% 3/15/20	565,000	610,797
5.25% 3/1/37	150,000	153,384
5.35% 9/1/40	638,000	657,738
5.45% 3/1/47	300,000	307,809
5.55% 8/15/41	40,000	42,408
5.70% 3/1/57	150,000	155,583
5.80% 2/15/19	150,000	160,248
5.875% 10/1/19	40,000	43,573
6.00% 8/15/40	200,000	219,964
6.30% 1/15/38	200,000	230,516
6.35% 3/15/40	50,000	56,974
6.50% 9/1/37	150,000	176,646
6.55% 2/15/39	550,000	650,869
8.25% 11/15/31	360,000	493,021
British Telecommunications
2.35% 2/14/19	300,000	301,791
9.125% 12/15/30	350,000	524,742

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Deutsche Telekom International Finance
6.00% 7/8/19	250,000	$271,299
8.75% 6/15/30	460,000	672,000
Koninklijke KPN 8.375% 10/1/30	100,000	134,329
Orange
1.625% 11/3/19	150,000	147,974
4.125% 9/14/21	100,000	105,561
5.375% 1/13/42	100,000	111,295
9.00% 3/1/31	800,000	1,180,552
Qwest
6.75% 12/1/21	250,000	274,687
6.875% 9/15/33	213,000	212,629
Telefonica Emisiones
3.192% 4/27/18	250,000	253,315
5.134% 4/27/20	690,000	743,755
5.213% 3/8/47	150,000	152,417
5.462% 2/16/21	140,000	153,816
5.877% 7/15/19	100,000	108,077
7.045% 6/20/36	175,000	217,030
Telefonica Europe 8.25% 9/15/30	200,000	272,504
Telefonos de Mexico 5.50% 11/15/19	100,000	108,392
TELUS
2.80% 2/16/27	100,000	94,034
3.70% 9/15/27	100,000	100,261
Verizon Communications
1.75% 8/15/21	150,000	143,748
2.625% 8/15/26	230,000	210,451
#144A 2.946% 3/15/22	99,000	98,719
3.125% 3/16/22	150,000	150,979
3.45% 3/15/21	800,000	822,446
3.50% 11/1/24	1,200,000	1,191,880
3.65% 9/14/18	1,150,000	1,181,579
3.85% 11/1/42	650,000	546,291
4.125% 3/16/27	200,000	203,802
4.125% 8/15/46	35,000	30,321
4.272% 1/15/36	904,000	839,740
4.40% 11/1/34	600,000	569,476
4.50% 9/15/20	686,000	730,750
4.522% 9/15/48	1,324,000	1,204,297
4.60% 4/1/21	250,000	267,381
4.672% 3/15/55	1,182,000	1,059,921
#144A 5.012% 4/15/49	1,293,000	1,260,616
5.012% 8/21/54	500,000	477,842
5.05% 3/15/34	800,000	815,804
5.15% 9/15/23	950,000	1,047,012
5.25% 3/16/37	100,000	103,709
5.50% 3/16/47	150,000	157,811

		32,671,436

Electric Utilities–1.33%
Alabama Power
2.45% 3/30/22	100,000	99,039

LVIP SSGA Bond Index Fund–22

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Alabama Power (continued)
3.75% 3/1/45	150,000	$141,017
4.30% 1/2/46	150,000	154,153
6.125% 5/15/38	100,000	122,573
Ameren
2.70% 11/15/20	50,000	50,494
3.65% 2/15/26	50,000	50,615
American Electric Power 2.95% 12/15/22	125,000	125,793
Appalachian Power 4.60% 3/30/21	150,000	160,758
Arizona Public Service
3.15% 5/15/25	100,000	100,370
4.35% 11/15/45	100,000	103,618
4.50% 4/1/42	100,000	106,151
5.05% 9/1/41	100,000	113,378
Baltimore Gas & Electric
3.35% 7/1/23	100,000	102,541
3.50% 8/15/46	200,000	181,795
6.35% 10/1/36	100,000	129,470
Berkshire Hathaway Energy
3.75% 11/15/23	400,000	418,633
5.15% 11/15/43	200,000	227,302
5.75% 4/1/18	100,000	103,956
5.95% 5/15/37	125,000	154,437
6.125% 4/1/36	250,000	313,050
6.50% 9/15/37	100,000	130,493
Black Hills
3.15% 1/15/27	100,000	95,452
3.95% 1/15/26	50,000	51,202
4.20% 9/15/46	100,000	94,322
4.25% 11/30/23	100,000	105,472
CenterPoint Energy Houston Electric
2.25% 8/1/22	250,000	245,723
2.40% 9/1/26	350,000	329,653
3.00% 2/1/27	100,000	98,789
Cleco Corporate Holdings
#144A 3.743% 5/1/26	100,000	99,058
#144A 4.973% 5/1/46	70,000	72,392
Cleveland Electric Illuminating 5.95% 12/15/36	100,000	114,456
CMS Energy
3.00% 5/15/26	40,000	38,446
3.45% 8/15/27	100,000	99,730
4.875% 3/1/44	100,000	106,880
Commonwealth Edison
2.55% 6/15/26	100,000	95,181
3.40% 9/1/21	100,000	103,843
3.65% 6/15/46	100,000	93,903
4.00% 8/1/20	300,000	315,905
6.45% 1/15/38	100,000	131,430
Connecticut Light & Power
4.15% 6/1/45	75,000	76,571

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Connecticut Light & Power (continued)
5.65% 5/1/18	100,000	$104,323
Consumers Energy
2.85% 5/15/22	100,000	101,198
3.25% 8/15/46	100,000	89,350
3.375% 8/15/23	200,000	207,463
3.95% 5/15/43	150,000	151,095
5.65% 4/15/20	100,000	110,758
Delmarva Power & Light
3.50% 11/15/23	150,000	155,364
4.15% 5/15/45	50,000	51,439
Dominion Gas Holdings
2.50% 12/15/19	50,000	50,592
3.60% 12/15/24	25,000	25,352
4.60% 12/15/44	850,000	855,622
4.80% 11/1/43	94,000	99,170
DTE Electric
3.65% 3/15/24	250,000	263,656
3.70% 6/1/46	50,000	48,209
Duke Energy
1.80% 9/1/21	150,000	145,043
2.10% 6/15/18	650,000	652,703
2.65% 9/1/26	165,000	154,048
3.75% 9/1/46	190,000	171,303
4.80% 12/15/45	100,000	106,010
5.05% 9/15/19	100,000	106,973
Duke Energy Carolinas
2.95% 12/1/26	350,000	344,743
3.90% 6/15/21	100,000	105,849
4.00% 9/30/42	150,000	149,691
4.30% 6/15/20	100,000	106,870
5.30% 2/15/40	100,000	118,513
6.10% 6/1/37	170,000	211,239
7.00% 11/15/18	100,000	108,465
Duke Energy Florida
3.20% 1/15/27	150,000	151,143
3.85% 11/15/42	100,000	97,629
5.65% 6/15/18	150,000	157,131
6.40% 6/15/38	300,000	398,564
Duke Energy Florida Project Finance 2.538% 9/1/29	100,000	96,236
Duke Energy Indiana
3.75% 5/15/46	150,000	142,143
6.12% 10/15/35	100,000	122,473
6.45% 4/1/39	130,000	172,926
Duke Energy Ohio
3.70% 6/15/46	68,000	63,771
3.80% 9/1/23	500,000	527,381
5.45% 4/1/19	50,000	53,472
Duke Energy Progress
4.10% 3/15/43	100,000	100,429

LVIP SSGA Bond Index Fund–23

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Duke Energy Progress (continued)
5.30% 1/15/19	100,000	$106,309
6.30% 4/1/38	250,000	324,573
Edison International 2.95% 3/15/23	250,000	250,031
El Paso Electric 5.00% 12/1/44	150,000	159,746
Emera U.S. Finance
2.15% 6/15/19	65,000	65,015
2.70% 6/15/21	100,000	99,531
3.55% 6/15/26	100,000	98,494
4.75% 6/15/46	105,000	106,367
Enel Americas 4.00% 10/25/26	35,000	34,640
Enel Generacion Chile 4.25% 4/15/24	100,000	103,059
Entergy
2.95% 9/1/26	90,000	85,502
5.125% 9/15/20	100,000	108,111
Entergy Arkansas
3.50% 4/1/26	60,000	61,496
3.70% 6/1/24	200,000	208,904
Entergy Louisiana
2.40% 10/1/26	100,000	93,872
3.25% 4/1/28	150,000	148,435
4.05% 9/1/23	150,000	158,396
4.95% 1/15/45	110,000	112,918
Entergy Mississippi 2.85% 6/1/28	50,000	47,625
Entergy Texas 7.125% 2/1/19	200,000	217,456
Eversource Energy
1.45% 5/1/18	250,000	249,146
3.15% 1/15/25	100,000	99,664
4.50% 11/15/19	110,000	116,837
Exelon
2.45% 4/15/21	65,000	64,283
2.85% 6/15/20	150,000	152,079
3.40% 4/15/26	100,000	98,542
3.497% 6/1/22	200,000	202,079
4.45% 4/15/46	100,000	99,477
4.95% 6/15/35	105,000	111,474
5.10% 6/15/45	105,000	113,960
FirstEnergy
4.25% 3/15/23	130,000	134,505
7.375% 11/15/31	230,000	300,496
Florida Power & Light
3.125% 12/1/25	250,000	253,525
3.80% 12/15/42	100,000	99,275
4.05% 6/1/42	150,000	152,846
5.69% 3/1/40	50,000	62,059
5.95% 2/1/38	200,000	255,984
5.96% 4/1/39	100,000	128,269
Fortis
#144A 2.10% 10/4/21	125,000	121,246
#144A 3.055% 10/4/26	200,000	187,467
Georgia Power
1.95% 12/1/18	100,000	100,201

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Georgia Power (continued)
2.40% 4/1/21	50,000	$49,860
3.25% 4/1/26	50,000	48,932
4.25% 12/1/19	80,000	84,354
4.30% 3/15/42	200,000	192,684
4.30% 3/15/43	100,000	96,720
4.75% 9/1/40	100,000	105,635
5.95% 2/1/39	100,000	116,720
Great Plains Energy
2.50% 3/9/20	125,000	125,615
3.15% 4/1/22	150,000	151,628
3.90% 4/1/27	200,000	202,354
4.85% 6/1/21	50,000	53,399
4.85% 4/1/47	88,000	90,572
Hydro-Quebec
8.05% 7/7/24	250,000	327,553
8.50% 12/1/29	115,000	169,102
Iberdrola International 6.75% 7/15/36	100,000	125,757
Indiana Michigan Power 7.00% 3/15/19	100,000	109,487
Interstate Power & Light 6.25% 7/15/39	130,000	165,816
ITC Holdings
3.25% 6/30/26	90,000	87,602
3.65% 6/15/24	75,000	75,682
Jersey Central Power & Light 7.35% 2/1/19	100,000	108,932
Kansas City Power & Light 3.65% 8/15/25	250,000	251,421
Kentucky Utilities
3.25% 11/1/20	100,000	103,171
5.125% 11/1/40	100,000	116,247
MidAmerican Energy
2.40% 3/15/19	250,000	253,081
3.10% 5/1/27	100,000	99,874
3.50% 10/15/24	100,000	103,794
3.95% 8/1/47	100,000	100,133
4.40% 10/15/44	100,000	106,476
4.80% 9/15/43	250,000	281,179
5.75% 11/1/35	25,000	30,504
Nevada Power
6.50% 8/1/18	50,000	53,168
6.75% 7/1/37	100,000	133,658
7.125% 3/15/19	100,000	110,265
NextEra Energy Capital Holdings
1.649% 9/1/18	45,000	44,882
2.30% 4/1/19	35,000	35,230
2.40% 9/15/19	500,000	504,245
4.50% 6/1/21	100,000	106,767
6.00% 3/1/19	200,000	214,394
Northern States Power
2.20% 8/15/20	100,000	100,363
2.60% 5/15/23	100,000	99,530
3.60% 5/15/46	50,000	47,093

LVIP SSGA Bond Index Fund–24

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Northern States Power (continued)
4.00% 8/15/45	100,000	$100,609
5.35% 11/1/39	40,000	48,261
6.20% 7/1/37	100,000	129,621
NorthWestern 4.176% 11/15/44	150,000	148,621
Ohio Edison 6.875% 7/15/36	100,000	130,076
Oklahoma Gas & Electric 4.15% 4/1/47	50,000	50,003
Oncor Electric Delivery
2.95% 4/1/25	100,000	99,230
3.75% 4/1/45	100,000	95,284
4.10% 6/1/22	100,000	106,667
4.55% 12/1/41	150,000	161,500
5.30% 6/1/42	200,000	238,860
6.80% 9/1/18	100,000	106,959
7.00% 9/1/22	100,000	120,775
7.00% 5/1/32	50,000	68,483
Pacific Gas & Electric
2.95% 3/1/26	100,000	97,691
3.25% 6/15/23	250,000	254,863
3.40% 8/15/24	150,000	152,964
3.50% 6/15/25	350,000	358,341
4.00% 12/1/46	100,000	98,647
4.30% 3/15/45	210,000	217,085
5.125% 11/15/43	200,000	230,330
6.05% 3/1/34	500,000	627,727
6.25% 3/1/39	300,000	391,738
8.25% 10/15/18	200,000	219,044
PacifiCorp
2.95% 6/1/23	100,000	100,586
4.10% 2/1/42	100,000	100,540
5.75% 4/1/37	100,000	122,444
6.00% 1/15/39	100,000	127,111
6.35% 7/15/38	25,000	32,870
7.70% 11/15/31	100,000	145,081
PECO Energy
3.15% 10/15/25	500,000	503,615
5.95% 10/1/36	100,000	124,111
Portland General Electric 6.10% 4/15/19	100,000	107,882
PPL Capital Funding
3.40% 6/1/23	200,000	202,236
3.50% 12/1/22	100,000	102,398
3.95% 3/15/24	200,000	206,246
4.20% 6/15/22	150,000	158,031
PPL Electric Utilities
3.00% 9/15/21	100,000	102,472
4.125% 6/15/44	100,000	101,467
4.15% 10/1/45	250,000	256,241
6.25% 5/15/39	30,000	38,769
Progress Energy
6.00% 12/1/39	50,000	60,218

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Progress Energy (continued)
7.05% 3/15/19	100,000	$109,293
7.75% 3/1/31	150,000	209,378
Public Service Co of Colorado
3.20% 11/15/20	100,000	103,399
5.125% 6/1/19	135,000	144,095
6.25% 9/1/37	100,000	128,752
Public Service Electric & Gas
1.90% 3/15/21	50,000	49,367
2.375% 5/15/23	200,000	196,918
3.00% 5/15/25	100,000	100,380
3.80% 3/1/46	100,000	99,059
5.30% 5/1/18	50,000	52,045
5.50% 3/1/40	100,000	120,706
Sierra Pacific Power 2.60% 5/1/26	400,000	383,794
South Carolina Electric & Gas
4.50% 6/1/64	35,000	33,961
6.05% 1/15/38	225,000	263,874
Southern
1.55% 7/1/18	95,000	94,665
1.85% 7/1/19	105,000	104,486
2.15% 9/1/19	300,000	300,126
2.35% 7/1/21	250,000	245,715
2.45% 9/1/18	90,000	90,786
2.75% 6/15/20	100,000	100,925
2.95% 7/1/23	75,000	73,108
3.25% 7/1/26	250,000	238,967
4.25% 7/1/36	85,000	82,819
4.40% 7/1/46	250,000	239,910
Southern California Edison
3.50% 10/1/23	150,000	156,330
3.875% 6/1/21	70,000	74,038
3.90% 3/15/43	100,000	99,589
4.05% 3/15/42	300,000	304,582
4.50% 9/1/40	100,000	107,323
4.65% 10/1/43	100,000	110,628
5.95% 2/1/38	25,000	31,717
6.00% 1/15/34	200,000	250,173
6.05% 3/15/39	170,000	217,690
6.65% 4/1/29	100,000	125,785
Southwestern Electric Power
2.75% 10/1/26	150,000	142,162
3.90% 4/1/45	300,000	284,406
6.20% 3/15/40	200,000	249,573
Tampa Electric
4.10% 6/15/42	100,000	98,108
4.35% 5/15/44	50,000	49,761
Union Electric
3.50% 4/15/24	100,000	103,290
3.65% 4/15/45	100,000	95,093
3.90% 9/15/42	250,000	249,941
8.45% 3/15/39	80,000	125,162

LVIP SSGA Bond Index Fund–25

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Virginia Electric & Power
2.75% 3/15/23	100,000	$99,495
2.95% 11/15/26	100,000	97,809
3.15% 1/15/26	70,000	69,744
3.50% 3/15/27	150,000	153,398
4.00% 11/15/46	45,000	44,627
4.45% 2/15/44	325,000	344,244
4.65% 8/15/43	150,000	163,671
5.00% 6/30/19	200,000	213,660
6.00% 5/15/37	25,000	31,135
6.35% 11/30/37	100,000	128,956
8.875% 11/15/38	100,000	162,360
Westar Energy
2.55% 7/1/26	50,000	47,586
4.10% 4/1/43	300,000	301,639
4.25% 12/1/45	50,000	50,140
Wisconsin Electric Power 2.95% 9/15/21	100,000	102,188
Wisconsin Public Service 4.752% 11/1/44	200,000	222,631
Xcel Energy
2.40% 3/15/21	100,000	99,749
2.60% 3/15/22	100,000	99,646
3.30% 6/1/25	100,000	100,321
3.35% 12/1/26	100,000	100,191
4.70% 5/15/20	100,000	106,295
6.50% 7/1/36	100,000	126,605

		39,567,822

Electrical Equipment–0.03%
Emerson Electric
2.625% 12/1/21	100,000	101,175
3.15% 6/1/25	150,000	153,155
4.25% 11/15/20	50,000	53,757
5.25% 10/15/18	225,000	237,597
5.25% 11/15/39	50,000	57,751
Hubbell 3.35% 3/1/26	150,000	149,288

		752,723

Electronic Equipment, Instruments & Components–0.07%
Amphenol
2.20% 4/1/20	50,000	50,005
2.55% 1/30/19	150,000	151,990
3.20% 4/1/24	100,000	100,289
Arrow Electronics
3.50% 4/1/22	100,000	100,905
6.00% 4/1/20	50,000	54,445
Avnet
3.75% 12/1/21	50,000	50,620
4.625% 4/15/26	50,000	50,729
4.875% 12/1/22	100,000	105,171

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electronic Equipment, Instruments & Components (continued)
Corning
2.90% 5/15/22	150,000	$150,716
4.25% 8/15/20	65,000	68,805
4.75% 3/15/42	250,000	252,420
5.75% 8/15/40	25,000	28,604
Flex 4.75% 6/15/25	125,000	131,479
FLIR Systems 3.125% 6/15/21	50,000	50,325
Fortive
#144A 2.35% 6/15/21	100,000	98,873
#144A 3.15% 6/15/26	150,000	148,542
#144A 4.30% 6/15/46	50,000	49,880
Keysight Technologies
4.55% 10/30/24	250,000	255,961
4.60% 4/6/27	60,000	60,553
Tech Data
3.70% 2/15/22	100,000	100,456
4.95% 2/15/27	100,000	101,137

		2,161,905

Energy Equipment & Services–0.13%
Baker Hughes
5.125% 9/15/40	200,000	220,419
6.875% 1/15/29	100,000	123,373
Halliburton
2.00% 8/1/18	250,000	250,359
3.25% 11/15/21	200,000	204,980
3.80% 11/15/25	290,000	294,176
4.75% 8/1/43	200,000	203,502
4.85% 11/15/35	100,000	105,910
5.00% 11/15/45	283,000	299,315
7.45% 9/15/39	200,000	269,746
Nabors Industries
4.625% 9/15/21	150,000	152,063
5.10% 9/15/23	500,000	506,250
#144A 5.50% 1/15/23	25,000	25,641
9.25% 1/15/19	150,000	167,250
National Oilwell Varco
2.60% 12/1/22	200,000	191,665
3.95% 12/1/42	150,000	121,631
Oceaneering International 4.65% 11/15/24	100,000	100,825
Schlumberger Investment 3.65% 12/1/23	504,000	526,153
#TechnipFMC 144A 3.45% 10/1/22	100,000	99,279

		3,862,537

Equity Real Estate Investment Trusts–0.71%
Alexandria Real Estate Equities
3.95% 1/15/27	25,000	25,042
3.95% 1/15/28	100,000	99,940
4.30% 1/15/26	250,000	256,974
4.50% 7/30/29	110,000	113,753

LVIP SSGA Bond Index Fund–26

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Equity Real Estate Investment Trusts (continued)
American Tower
2.25% 1/15/22	200,000	$193,225
2.80% 6/1/20	100,000	100,794
3.125% 1/15/27	200,000	187,589
3.375% 10/15/26	200,000	191,071
3.45% 9/15/21	250,000	254,770
3.50% 1/31/23	250,000	251,807
4.00% 6/1/25	100,000	101,350
4.70% 3/15/22	225,000	241,231
5.00% 2/15/24	100,000	108,151
5.05% 9/1/20	100,000	107,692
5.90% 11/1/21	65,000	72,801
AvalonBay Communities
2.90% 10/15/26	50,000	47,633
3.45% 6/1/25	100,000	100,551
3.50% 11/15/24	200,000	202,556
3.50% 11/15/25	50,000	50,249
3.625% 10/1/20	200,000	207,438
3.90% 10/15/46	50,000	46,823
Boston Properties
2.75% 10/1/26	300,000	276,696
3.65% 2/1/26	100,000	99,796
3.70% 11/15/18	100,000	102,524
3.85% 2/1/23	125,000	129,714
4.125% 5/15/21	250,000	263,131
5.625% 11/15/20	150,000	165,457
5.875% 10/15/19	100,000	108,281
Brandywine Operating Partnership 4.95% 4/15/18	100,000	102,757

Brixmor Operating Partnership
3.25% 9/15/23	150,000	146,736
3.85% 2/1/25	70,000	69,200
3.875% 8/15/22	95,000	97,387
3.90% 3/15/27	100,000	98,313
4.125% 6/15/26	50,000	50,409
CBL & Associates
5.25% 12/1/23	67,000	65,407
5.95% 12/15/26	85,000	82,160
CC Holdings GS V 3.849% 4/15/23	150,000	153,846
Columbia Property Trust Operating Partnership 3.65% 8/15/26	100,000	96,193
Corporate Office Properties 3.70% 6/15/21	350,000	357,014
Crown Castle International
3.40% 2/15/21	140,000	142,535
3.70% 6/15/26	365,000	358,883
4.00% 3/1/27	40,000	40,331
4.45% 2/15/26	365,000	380,384
CubeSmart
3.125% 9/1/26	50,000	47,059
4.375% 12/15/23	65,000	67,914

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Equity Real Estate Investment Trusts (continued)
DDR
3.50% 1/15/21	150,000	$151,799
4.25% 2/1/26	100,000	99,566
Digital Realty Trust
3.40% 10/1/20	100,000	102,642
3.95% 7/1/22	150,000	156,399
4.75% 10/1/25	100,000	105,721
5.25% 3/15/21	100,000	108,593
Duke Realty
3.75% 12/1/24	250,000	254,890
4.375% 6/15/22	100,000	106,413
EPR Properties
4.75% 12/15/26	100,000	100,780
5.75% 8/15/22	100,000	108,566
ERP Operating
2.375% 7/1/19	150,000	151,052
2.85% 11/1/26	140,000	132,272
3.375% 6/1/25	100,000	99,225
4.50% 7/1/44	150,000	153,719
4.50% 6/1/45	50,000	51,241
4.625% 12/15/21	90,000	97,121
4.75% 7/15/20	100,000	107,060
Essex Portfolio
3.25% 5/1/23	100,000	99,747
3.375% 4/15/26	50,000	48,675
Federal Realty Investment Trust 4.50% 12/1/44	50,000	51,084
Government Properties Income Trust 3.75% 8/15/19	100,000	100,890
HCP
2.625% 2/1/20	200,000	201,340
3.75% 2/1/19	100,000	102,561
3.875% 8/15/24	200,000	201,427
4.00% 12/1/22	150,000	154,917
4.00% 6/1/25	250,000	251,164
4.25% 11/15/23	186,000	192,476
5.375% 2/1/21	200,000	218,022
Healthcare Realty Trust 5.75% 1/15/21	200,000	219,376
Healthcare Trust of America Holdings
3.375% 7/15/21	100,000	101,515
3.50% 8/1/26	35,000	33,725
Highwoods Realty
3.20% 6/15/21	200,000	201,385
3.875% 3/1/27	60,000	59,526
Hospitality Properties Trust
4.25% 2/15/21	50,000	51,995
4.50% 6/15/23	100,000	103,558
4.95% 2/15/27	70,000	72,011
5.00% 8/15/22	300,000	319,892
5.25% 2/15/26	50,000	52,483
Host Hotels & Resorts
4.75% 3/1/23	150,000	158,922

LVIP SSGA Bond Index Fund–27

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Equity Real Estate Investment Trusts (continued)
Host Hotels & Resorts (continued)
5.25% 3/15/22	400,000	$434,156
Kilroy Realty
4.25% 8/15/29	150,000	152,357
4.80% 7/15/18	100,000	102,960
Kimco Realty
2.70% 3/1/24	100,000	94,945
2.80% 10/1/26	100,000	92,082
3.20% 5/1/21	150,000	151,818
3.40% 11/1/22	50,000	50,526
3.80% 4/1/27	100,000	99,773
4.125% 12/1/46	100,000	92,730
6.875% 10/1/19	150,000	167,155
Kite Realty Group 4.00% 10/1/26	50,000	48,008
Liberty Property
4.125% 6/15/22	50,000	52,408
4.40% 2/15/24	100,000	105,489
LifeStorage 3.50% 7/1/26	100,000	95,868
Mid-America Apartments
3.75% 6/15/24	100,000	101,921
4.00% 11/15/25	50,000	51,393
4.30% 10/15/23	50,000	52,840
National Retail Properties
3.30% 4/15/23	100,000	100,130
3.60% 12/15/26	100,000	98,861
4.00% 11/15/25	65,000	66,403
5.50% 7/15/21	100,000	110,112
Omega Healthcare Investors
4.375% 8/1/23	50,000	50,741
4.50% 4/1/27	200,000	196,550
4.95% 4/1/24	57,000	58,754
5.25% 1/15/26	100,000	104,582
Physicians Realty 4.30% 3/15/27	50,000	50,168
Prologis
3.75% 11/1/25	45,000	46,068
4.25% 8/15/23	150,000	159,642
Realty Income
3.875% 7/15/24	65,000	66,875
4.65% 8/1/23	400,000	431,546
Regency Centers
3.60% 2/1/27	60,000	59,653
4.40% 2/1/47	65,000	64,328
Simon Property Group
2.35% 1/30/22	100,000	98,396
2.50% 9/1/20	100,000	100,957
3.25% 11/30/26	100,000	98,177
3.375% 10/1/24	450,000	454,033
4.125% 12/1/21	300,000	317,983
4.25% 11/30/46	100,000	96,997
5.65% 2/1/20	200,000	217,505
6.75% 2/1/40	300,000	391,666
Tanger Properties 3.125% 9/1/26	50,000	46,602

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Equity Real Estate Investment Trusts (continued)
UDR
2.95% 9/1/26	50,000	$46,777
4.00% 10/1/25	50,000	51,091
4.25% 6/1/18	100,000	102,764
4.625% 1/10/22	100,000	106,612
Ventas Realty
2.70% 4/1/20	100,000	100,899
3.125% 6/15/23	30,000	29,654
3.75% 5/1/24	150,000	150,892
3.85% 4/1/27	100,000	99,421
4.00% 4/30/19	200,000	206,948
4.125% 1/15/26	156,000	158,609
4.25% 3/1/22	200,000	210,844
4.75% 6/1/21	100,000	107,146
VEREIT Operating Partnership
3.00% 2/6/19	115,000	115,512
4.125% 6/1/21	60,000	61,714
4.60% 2/6/24	75,000	77,625
4.875% 6/1/26	95,000	99,275
Vornado Realty 2.50% 6/30/19	100,000	100,618
Washington Real Estate Investment Trust 3.95% 10/15/22	100,000	100,591
Weingarten Realty Investors 3.375% 10/15/22	150,000	151,439
Welltower
4.25% 4/1/26	200,000	206,276
4.50% 1/15/24	250,000	263,416
5.25% 1/15/22	100,000	109,735
6.125% 4/15/20	135,000	149,424
6.50% 3/15/41	250,000	307,225
Weyerhaeuser
4.625% 9/15/23	250,000	270,324
4.70% 3/15/21	100,000	106,305
7.375% 3/15/32	250,000	329,542
WP Carey
4.25% 10/1/26	100,000	99,156
4.60% 4/1/24	100,000	103,644

		21,003,953

Food & Staples Retailing–0.51%
Costco Wholesale 2.25% 2/15/22	300,000	299,249
CVS Health
2.125% 6/1/21	550,000	540,016
2.25% 8/12/19	250,000	251,825
2.75% 12/1/22	200,000	198,123
2.80% 7/20/20	600,000	610,521
2.875% 6/1/26	250,000	238,895
3.50% 7/20/22	600,000	618,252
3.875% 7/20/25	400,000	412,849
4.00% 12/5/23	600,000	631,004
4.125% 5/15/21	100,000	105,888

LVIP SSGA Bond Index Fund–28

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food & Staples Retailing (continued)
CVS Health (continued)
4.875% 7/20/35	725,000	$782,943
5.125% 7/20/45	215,000	238,123
Koninklijke Ahold Delhaize 5.70% 10/1/40	500,000	571,933

Kroger
2.00% 1/15/19	25,000	25,059
2.30% 1/15/19	250,000	251,648
2.60% 2/1/21	50,000	50,021
3.30% 1/15/21	250,000	256,255
3.40% 4/15/22	50,000	51,145
3.50% 2/1/26	100,000	100,437
4.45% 2/1/47	500,000	492,353
5.00% 4/15/42	100,000	105,121
6.90% 4/15/38	100,000	130,729
7.50% 4/1/31	250,000	334,984
Sysco
1.90% 4/1/19	60,000	60,098
2.50% 7/15/21	105,000	104,755
2.60% 10/1/20	250,000	252,290
3.30% 7/15/26	100,000	98,116
3.75% 10/1/25	125,000	127,789
4.50% 4/1/46	75,000	75,261
4.85% 10/1/45	85,000	90,212
Walgreen 3.10% 9/15/22	150,000	151,157
Walgreens Boots Alliance
1.75% 5/30/18	105,000	105,158
2.60% 6/1/21	125,000	125,271
3.10% 6/1/23	85,000	85,001
3.45% 6/1/26	45,000	44,085
3.80% 11/18/24	700,000	714,056
4.65% 6/1/46	40,000	39,953
4.80% 11/18/44	500,000	511,965
Wal-Mart Stores
1.125% 4/11/18	700,000	698,879
2.55% 4/11/23	300,000	300,295
3.25% 10/25/20	300,000	313,381
3.625% 7/8/20	100,000	105,609
4.00% 4/11/43	325,000	325,779
4.125% 2/1/19	100,000	104,743
4.875% 7/8/40	300,000	338,172
5.00% 10/25/40	200,000	227,929
5.25% 9/1/35	300,000	354,958
5.625% 4/15/41	250,000	309,190
5.875% 4/5/27	100,000	123,501
6.20% 4/15/38	300,000	390,753
6.50% 8/15/37	350,000	470,055
7.55% 2/15/30	700,000	1,013,381
Whole Foods Market 5.20% 12/3/25	100,000	106,458

		15,065,623

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food Products–0.35%
Archer-Daniels-Midland
2.50% 8/11/26	250,000	$237,744
4.016% 4/16/43	100,000	99,265
4.479% 3/1/21	235,000	254,607
Bunge Limited Finance
3.25% 8/15/26	45,000	43,579
3.50% 11/24/20	75,000	77,021
8.50% 6/15/19	135,000	153,213
Campbell Soup
2.50% 8/2/22	61,000	60,132
4.25% 4/15/21	250,000	266,478
4.50% 2/15/19	35,000	36,622
Conagra Foods
3.20% 1/25/23	196,000	197,078
8.25% 9/15/30	100,000	135,981
Flowers Foods 3.50% 10/1/26	105,000	102,557
General Mills
2.20% 10/21/19	300,000	302,041
3.15% 12/15/21	200,000	204,955
3.20% 2/10/27	150,000	147,253
3.65% 2/15/24	111,000	114,878
5.40% 6/15/40	45,000	51,407
5.65% 2/15/19	100,000	106,922
Hershey
2.30% 8/15/26	100,000	94,078
4.125% 12/1/20	200,000	214,505
Ingredion 3.20% 10/1/26	100,000	97,973
JM Smucker
2.50% 3/15/20	100,000	101,078
3.00% 3/15/22	150,000	152,248
3.50% 3/15/25	150,000	152,285
4.25% 3/15/35	100,000	100,763
4.375% 3/15/45	50,000	50,084
Kellogg
2.65% 12/1/23	200,000	195,645
3.125% 5/17/22	150,000	152,568
3.25% 5/21/18	135,000	137,573
3.25% 4/1/26	95,000	93,042
4.00% 12/15/20	64,000	67,651
4.50% 4/1/46	100,000	98,381
Kraft Heinz Foods
2.00% 7/2/18	95,000	95,265
2.80% 7/2/20	550,000	557,910
3.00% 6/1/26	575,000	541,418
3.50% 6/6/22	150,000	153,620
3.50% 7/15/22	200,000	204,590
3.95% 7/15/25	150,000	152,538
4.375% 6/1/46	790,000	744,303
5.00% 7/15/35	105,000	109,374
5.00% 6/4/42	250,000	255,417
5.20% 7/15/45	85,000	89,050
5.375% 2/10/20	250,000	271,794

LVIP SSGA Bond Index Fund–29

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food Products (continued)
Kraft Heinz Foods (continued)
6.125% 8/23/18	650,000	$687,531
6.50% 2/9/40	150,000	180,724
Mead Johnson Nutrition
3.00% 11/15/20	95,000	96,919
4.125% 11/15/25	95,000	99,710
4.90% 11/1/19	100,000	106,918
5.90% 11/1/39	50,000	59,666
Tyson Foods
2.65% 8/15/19	400,000	404,625
3.95% 8/15/24	240,000	245,122
Unilever Capital
1.375% 7/28/21	120,000	115,474
2.00% 7/28/26	100,000	91,123
2.20% 3/6/19	250,000	252,325
4.25% 2/10/21	200,000	214,617
4.80% 2/15/19	100,000	105,648
5.90% 11/15/32	133,000	170,810

		10,306,098

Gas Utilities–0.08%
Atmos Energy
4.125% 10/15/44	150,000	150,838
8.50% 3/15/19	100,000	112,362
CenterPoint Energy Resources
4.50% 1/15/21	65,000	68,465
5.85% 1/15/41	115,000	136,458
6.00% 5/15/18	100,000	104,024
National Fuel Gas 3.75% 3/1/23	156,000	154,701
ONE Gas
3.61% 2/1/24	100,000	103,257
4.658% 2/1/44	50,000	53,025
Panhandle Eastern Pipe Line 7.00% 6/15/18	300,000	315,140

Piedmont Natural Gas
3.64% 11/1/46	50,000	44,825
4.65% 8/1/43	50,000	52,322
Southern California Gas
2.60% 6/15/26	100,000	96,680
3.15% 9/15/24	100,000	101,877
Southern Gas Capital
3.95% 10/1/46	200,000	182,243
4.40% 6/1/43	100,000	98,730
5.25% 8/15/19	100,000	106,595
5.875% 3/15/41	70,000	82,211
Southern Natural Gas 4.40% 6/15/21	300,000	316,853

		2,280,606

Health Care Equipment & Supplies–0.45%
Abbott Laboratories
2.00% 9/15/18	100,000	100,149

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Equipment & Supplies (continued)
Abbott Laboratories (continued)
2.35% 11/22/19	355,000	$356,698
2.80% 9/15/20	100,000	100,951
2.90% 11/30/21	500,000	502,722
3.25% 4/15/23	200,000	199,778
3.40% 11/30/23	300,000	303,539
3.75% 11/30/26	600,000	600,450
3.875% 9/15/25	120,000	122,139
4.75% 11/30/36	350,000	361,974
4.90% 11/30/46	400,000	415,977
5.125% 4/1/19	478,000	506,307
5.30% 5/27/40	250,000	269,540
6.00% 4/1/39	50,000	58,153
6.15% 11/30/37	50,000	59,149
Ascension Health 3.945% 11/15/46	135,000	131,789
Baxter International
1.70% 8/15/21	100,000	96,573
2.60% 8/15/26	150,000	140,841
3.50% 8/15/46	100,000	86,035
Baylor Scott & White Holdings
3.967% 11/15/46	50,000	47,688
4.185% 11/15/45	95,000	94,673
Becton Dickinson and Co.
2.675% 12/15/19	127,000	128,892
3.125% 11/8/21	700,000	714,737
3.25% 11/12/20	100,000	103,158
3.734% 12/15/24	350,000	360,865
5.00% 11/12/40	35,000	38,184
Boston Scientific
2.65% 10/1/18	125,000	126,279
2.85% 5/15/20	100,000	101,463
3.85% 5/15/25	100,000	101,705
6.00% 1/15/20	100,000	109,632
7.375% 1/15/40	201,000	252,458
Covidien International Finance
3.20% 6/15/22	150,000	153,439
4.20% 6/15/20	100,000	106,403
6.55% 10/15/37	100,000	128,909
CR Bard
3.00% 5/15/26	150,000	144,752
4.40% 1/15/21	65,000	69,712
Edwards Lifesciences 2.875% 10/15/18	150,000	152,050
Medtronic
1.375% 4/1/18	125,000	124,812
2.75% 4/1/23	1,125,000	1,120,231
3.125% 3/15/22	150,000	153,535
3.50% 3/15/25	575,000	588,977
3.625% 3/15/24	500,000	519,212
4.375% 3/15/35	150,000	157,543
4.50% 3/15/42	100,000	104,942
4.625% 3/15/45	590,000	635,017
5.55% 3/15/40	100,000	116,624

LVIP SSGA Bond Index Fund–30

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Equipment & Supplies (continued)
Medtronic (continued)
5.60% 3/15/19	200,000	$215,078
Medtronic Global Holdings
1.70% 3/28/19	150,000	150,004
3.35% 4/1/27	150,000	151,254
Stryker
1.30% 4/1/18	100,000	99,578
2.00% 3/8/19	90,000	90,282
2.625% 3/15/21	150,000	151,007
3.375% 5/15/24	150,000	152,300
3.375% 11/1/25	100,000	100,595
3.50% 3/15/26	75,000	75,885
4.375% 1/15/20	100,000	106,075
4.375% 5/15/44	100,000	98,335
4.625% 3/15/46	95,000	98,081
Zimmer Biomet Holdings
2.70% 4/1/20	750,000	755,829
3.15% 4/1/22	250,000	251,193
3.55% 4/1/25	180,000	178,293

		13,542,445

Health Care Providers & Services–0.53%
Aetna
1.70% 6/7/18	140,000	140,043
2.75% 11/15/22	550,000	550,300
2.80% 6/15/23	135,000	134,086
6.625% 6/15/36	100,000	130,162
6.75% 12/15/37	100,000	134,265
AmerisourceBergen
3.40% 5/15/24	250,000	253,592
4.875% 11/15/19	200,000	213,630
Anthem
2.30% 7/15/18	250,000	251,191
3.125% 5/15/22	250,000	251,577
3.50% 8/15/24	250,000	251,959
4.35% 8/15/20	100,000	106,131
4.625% 5/15/42	100,000	101,970
4.65% 1/15/43	125,000	127,818
4.65% 8/15/44	100,000	101,903
5.85% 1/15/36	125,000	145,243
6.375% 6/15/37	100,000	123,268
7.00% 2/15/19	400,000	435,319
Cardinal Health
1.95% 6/15/18	100,000	100,336
3.20% 3/15/23	100,000	101,301
3.50% 11/15/24	300,000	305,359
3.75% 9/15/25	100,000	103,231
4.625% 12/15/20	100,000	107,801
4.90% 9/15/45	100,000	104,304
Children’s Hospital 4.115% 1/1/47	65,000	65,954
Children’s Hospital Medical Center 4.268% 5/15/44	50,000	51,694

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
Cigna
5.375% 2/15/42	400,000	$465,637
5.875% 3/15/41	200,000	243,501
7.875% 5/15/27	25,000	33,518
Coventry Health Care 5.45% 6/15/21	80,000	88,637
Express Scripts Holding
3.00% 7/15/23	150,000	145,196
3.30% 2/25/21	40,000	40,728
3.40% 3/1/27	105,000	99,092
3.90% 2/15/22	450,000	467,221
4.50% 2/25/26	150,000	154,138
4.75% 11/15/21	200,000	214,994
4.80% 7/15/46	485,000	466,461
6.125% 11/15/41	300,000	342,743
Howard Hughes Medical Institute
3.50% 9/1/23	150,000	157,267
Humana
3.15% 12/1/22	100,000	100,564
4.625% 12/1/42	175,000	177,896
4.95% 10/1/44	300,000	315,863
7.20% 6/15/18	100,000	106,273
Johns Hopkins Health System 3.837% 5/15/46	70,000	68,666
Kaiser Foundation Hospitals 3.50% 4/1/22	50,000	51,730
Laboratory Corporation of America Holdings
4.625% 11/15/20	150,000	159,980
4.70% 2/1/45	500,000	484,475
Mayo Clinic 4.128% 11/15/52	100,000	99,296
McKesson
2.284% 3/15/19	250,000	251,921
2.70% 12/15/22	400,000	392,928
3.796% 3/15/24	200,000	207,884
4.75% 3/1/21	300,000	322,420
4.883% 3/15/44	125,000	129,523
Memorial Sloan-Kettering Cancer Center 4.20% 7/1/55	127,000	126,194
New York and Presbyterian Hospital
4.024% 8/1/45	75,000	73,842
4.063% 8/1/56	50,000	47,022
Northwell Healthcare 3.979% 11/1/46	250,000	230,237
Providence St Joseph Health Obligated Group
2.746% 10/1/26	100,000	95,397
3.744% 10/1/47	100,000	93,120
Quest Diagnostics
2.70% 4/1/19	150,000	152,154
3.45% 6/1/26	55,000	54,279
3.50% 3/30/25	300,000	297,558
4.75% 1/30/20	60,000	64,210
Rwj Barnabas Health 3.949% 7/1/46	50,000	47,241
Texas Health Resources 4.33% 11/15/55	30,000	30,611

LVIP SSGA Bond Index Fund–31

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
UnitedHealth Group
1.70% 2/15/19	200,000	$200,069
1.90% 7/16/18	590,000	592,684
2.125% 3/15/21	200,000	198,618
2.70% 7/15/20	145,000	147,984
2.75% 2/15/23	107,000	106,817
2.875% 12/15/21	400,000	408,012
2.875% 3/15/23	250,000	250,940
3.375% 4/15/27	150,000	151,175
3.45% 1/15/27	100,000	101,550
3.75% 7/15/25	500,000	522,715
4.20% 1/15/47	55,000	55,991
4.25% 3/15/43	100,000	102,158
4.375% 3/15/42	100,000	103,899
4.625% 11/15/41	200,000	212,774
4.70% 2/15/21	100,000	108,395
4.75% 7/15/45	600,000	659,119
6.50% 6/15/37	150,000	196,846
6.625% 11/15/37	100,000	133,335
6.875% 2/15/38	100,000	136,178

		15,882,113

Hotels, Restaurants & Leisure–0.15%
Carnival 3.95% 10/15/20	133,000	140,004
Darden Restaurants 6.80% 10/15/37	84,000	101,163
Hyatt Hotels 4.85% 3/15/26	50,000	53,608
Marriott International
2.30% 1/15/22	100,000	97,859
2.875% 3/1/21	100,000	101,197
3.125% 6/15/26	100,000	96,547
3.375% 10/15/20	208,000	214,705
3.75% 10/1/25	50,000	50,932
McDonald’s
1.875% 5/29/19	250,000	251,015
2.10% 12/7/18	60,000	60,391
2.20% 5/26/20	150,000	150,329
2.625% 1/15/22	100,000	100,023
2.75% 12/9/20	265,000	268,791
3.25% 6/10/24	300,000	308,049
3.375% 5/26/25	150,000	151,496
3.50% 3/1/27	150,000	150,631
3.625% 5/20/21	100,000	104,533
3.625% 5/1/43	100,000	88,103
3.70% 1/30/26	285,000	292,031
4.45% 3/1/47	150,000	151,116
4.60% 5/26/45	94,000	95,920
4.70% 12/9/35	270,000	283,792
4.875% 12/9/45	275,000	293,638
6.30% 3/1/38	50,000	62,716
Starbucks
2.10% 2/4/21	60,000	60,210

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
Starbucks (continued)
2.45% 6/15/26	100,000	$95,931
2.70% 6/15/22	100,000	101,710
3.85% 10/1/23	100,000	107,427
4.30% 6/15/45	105,000	111,624
Wyndham Worldwide
4.25% 3/1/22	300,000	312,662
4.50% 4/1/27	70,000	70,657
5.10% 10/1/25	60,000	63,955

		4,592,765

Household Durables–0.10%
Church & Dwight 2.45% 12/15/19	100,000	100,992
Clorox 3.50% 12/15/24	150,000	155,096
DR Horton
3.75% 3/1/19	135,000	138,406
4.00% 2/15/20	175,000	182,196
Harman International Industries
4.15% 5/15/25	100,000	102,021
Kimberly-Clark
1.90% 5/22/19	250,000	251,173
3.05% 8/15/25	50,000	50,186
3.20% 7/30/46	50,000	43,973
5.30% 3/1/41	200,000	240,289
6.625% 8/1/37	100,000	137,249
7.50% 11/1/18	100,000	109,105
Leggett & Platt 3.40% 8/15/22	50,000	49,935
Newell Brands
2.15% 10/15/18	125,000	125,575
2.60% 3/29/19	18,000	18,231
3.15% 4/1/21	100,000	102,248
3.85% 4/1/23	115,000	119,016
3.90% 11/1/25	250,000	256,810
4.20% 4/1/26	120,000	125,026
5.375% 4/1/36	60,000	67,487
5.50% 4/1/46	380,000	432,251
Tupperware Brands 4.75% 6/1/21	100,000	106,673
Whirlpool
4.50% 6/1/46	70,000	69,984
4.70% 6/1/22	100,000	108,706

		3,092,628

Household Products–0.05%
Procter & Gamble
1.70% 11/3/21	150,000	147,284
1.85% 2/2/21	300,000	298,882
1.90% 11/1/19	200,000	201,748
2.30% 2/6/22	250,000	251,693
2.45% 11/3/26	150,000	143,671
2.70% 2/2/26	100,000	97,941
3.10% 8/15/23	200,000	206,444

LVIP SSGA Bond Index Fund–32

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Household Products (continued)
Procter & Gamble (continued)
5.55% 3/5/37	200,000	$261,737

		1,609,400

Independent Power Producers & Energy Traders–0.07%
Constellation Energy Group
5.15% 12/1/20	200,000	217,328
Exelon Generation
4.25% 6/15/22	250,000	261,962
5.60% 6/15/42	292,000	279,408
6.25% 10/1/39	100,000	104,016
Oglethorpe Power
4.25% 4/1/46	75,000	71,048
4.55% 6/1/44	100,000	99,068
5.95% 11/1/39	100,000	119,301
PSEG Power 5.125% 4/15/20	60,000	64,642
Southern Power
1.95% 12/15/19	100,000	99,329
2.375% 6/1/20	100,000	100,067
2.50% 12/15/21	100,000	97,843
4.15% 12/1/25	200,000	207,052
4.95% 12/15/46	100,000	99,260
5.25% 7/15/43	120,000	123,735
TransAlta 6.50% 3/15/40	250,000	226,889

		2,170,948

Industrial Conglomerates–0.30%
3M
1.375% 8/7/18	100,000	100,091
2.00% 8/7/20	100,000	100,710
2.00% 6/26/22	500,000	493,439
3.00% 8/7/25	100,000	101,394
3.875% 6/15/44	150,000	150,051
5.70% 3/15/37	100,000	124,348
6.375% 2/15/28	25,000	32,293
Danaher
1.65% 9/15/18	95,000	95,047
3.35% 9/15/25	125,000	128,979
4.375% 9/15/45	115,000	121,405
General Electric
2.70% 10/9/22	1,150,000	1,159,496
3.45% 5/15/24	800,000	832,146
4.125% 10/9/42	311,000	317,536
4.50% 3/11/44	1,500,000	1,617,570
5.30% 2/11/21	900,000	997,124
5.50% 1/8/20	100,000	109,641
5.875% 1/14/38	272,000	343,974
6.00% 8/7/19	100,000	109,880
6.75% 3/15/32	224,000	302,501
6.875% 1/10/39	201,000	285,980
Hexcel
3.95% 2/15/27	50,000	50,711

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Industrial Conglomerates (continued)
Hexcel (continued)
4.70% 8/15/25	50,000	$53,216
Koninklijke Philips
3.75% 3/15/22	100,000	104,073
5.00% 3/15/42	100,000	105,288
6.875% 3/11/38	50,000	63,954
Roper Technologies
2.80% 12/15/21	50,000	50,110
3.00% 12/15/20	200,000	203,933
3.80% 12/15/26	55,000	55,350
3.85% 12/15/25	100,000	101,653
6.25% 9/1/19	100,000	109,435
Textron
3.65% 3/15/27	50,000	49,758
3.875% 3/1/25	170,000	173,190
Tyco Electronics Group
2.375% 12/17/18	60,000	60,558
3.50% 2/3/22	150,000	154,716
3.70% 2/15/26	100,000	102,370

		8,961,920

Insurance–0.80%
Aflac 4.00% 10/15/46	300,000	284,395
Alleghany
4.90% 9/15/44	95,000	97,124
4.95% 6/27/22	100,000	109,789
Allied World Assurance Holdings
4.35% 10/29/25	100,000	100,293
Allstate
3.28% 12/15/26	150,000	150,908
4.20% 12/15/46	150,000	152,322
4.50% 6/15/43	100,000	106,644
5.55% 5/9/35	150,000	180,323
•5.75% 8/15/53	225,000	241,869
7.45% 5/16/19	100,000	110,738
American Financial Group
9.875% 6/15/19	100,000	116,241
American International Group
2.30% 7/16/19	350,000	351,480
3.30% 3/1/21	85,000	86,643
3.75% 7/10/25	70,000	69,732
3.90% 4/1/26	600,000	603,142
4.50% 7/16/44	500,000	478,972
4.70% 7/10/35	100,000	101,509
4.80% 7/10/45	100,000	100,127
4.875% 6/1/22	500,000	541,824
6.40% 12/15/20	200,000	226,559
Aon
2.80% 3/15/21	150,000	150,719
3.50% 6/14/24	100,000	100,000
3.875% 12/15/25	100,000	101,908

LVIP SSGA Bond Index Fund–33

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
Aon (continued)
4.00% 11/27/23	150,000	$157,457
4.75% 5/15/45	100,000	100,274
5.00% 9/30/20	100,000	108,238
Arch Capital Finance
4.011% 12/15/26	100,000	102,740
5.031% 12/15/46	100,000	107,377
Arch Capital Group US 5.144% 11/1/43	105,000	112,788
Aspen Insurance Holdings
4.65% 11/15/23	100,000	106,909
Assured Guaranty US Holdings
5.00% 7/1/24	100,000	107,776
AXA 8.60% 12/15/30	200,000	278,300
AXIS Specialty Finance 5.875% 6/1/20	100,000	110,158
Berkshire Hathaway
1.15% 8/15/18	105,000	104,493
2.10% 8/14/19	200,000	202,027
2.20% 3/15/21	145,000	145,188
3.00% 2/11/23	100,000	101,897
3.125% 3/15/26	515,000	515,106
3.40% 1/31/22	300,000	314,017
3.75% 8/15/21	300,000	318,666
4.50% 2/11/43	250,000	268,491
Berkshire Hathaway Finance
1.30% 5/15/18	150,000	149,974
1.30% 8/15/19	140,000	138,708
1.70% 3/15/19	240,000	240,484
3.00% 5/15/22	100,000	102,638
4.25% 1/15/21	100,000	107,544
4.30% 5/15/43	100,000	102,921
4.40% 5/15/42	100,000	105,284
5.40% 5/15/18	50,000	52,223
5.75% 1/15/40	100,000	124,741
Chubb
5.75% 5/15/18	100,000	104,649
6.00% 5/11/37	100,000	126,915
6.50% 5/15/38	200,000	269,211
Chubb INA Holdings
2.30% 11/3/20	655,000	657,682
2.70% 3/13/23	100,000	99,315
3.35% 5/15/24	300,000	306,607
3.35% 5/3/26	95,000	96,246
4.15% 3/13/43	100,000	102,250
5.90% 6/15/19	125,000	135,929
Cincinnati Financial 6.92% 5/15/28	100,000	127,396
CNA Financial
3.95% 5/15/24	125,000	128,475
4.50% 3/1/26	100,000	105,878
5.75% 8/15/21	30,000	33,418
7.35% 11/15/19	120,000	135,512
Enstar Group 4.50% 3/10/22	50,000	50,684

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
Everest Reinsurance Holdings
4.868% 6/1/44	100,000	$100,450
First American Financial
4.60% 11/15/24	100,000	101,173
Hanover Insurance Group
4.50% 4/15/26	100,000	104,016
Hartford Financial Services Group
4.30% 4/15/43	43,000	41,612
5.125% 4/15/22	100,000	110,531
5.50% 3/30/20	100,000	108,897
5.95% 10/15/36	250,000	294,872
6.10% 10/1/41	50,000	60,494
*Lincoln National 4.00% 9/1/23	500,000	523,075
Loews
4.125% 5/15/43	500,000	480,839
6.00% 2/1/35	100,000	121,039
Manulife Financial
•4.061% 2/24/32	250,000	250,971
4.15% 3/4/26	100,000	105,424
5.375% 3/4/46	100,000	116,155
Markel 5.00% 4/5/46	250,000	258,877
Marsh & McLennan
2.35% 3/6/20	150,000	150,754
2.75% 1/30/22	60,000	60,405
3.30% 3/14/23	100,000	101,993
3.50% 3/10/25	150,000	152,319
3.75% 3/14/26	75,000	77,295
4.35% 1/30/47	45,000	45,764
4.80% 7/15/21	100,000	108,298
Mercury General 4.40% 3/15/27	50,000	50,051
MetLife
3.00% 3/1/25	150,000	147,976
4.05% 3/1/45	150,000	145,816
4.368% 9/15/23	367,000	395,458
4.60% 5/13/46	200,000	211,174
4.75% 2/8/21	200,000	216,792
4.875% 11/13/43	200,000	218,560
5.70% 6/15/35	50,000	60,111
5.875% 2/6/41	100,000	122,150
6.375% 6/15/34	100,000	127,977
6.40% 12/15/36	100,000	110,000
6.50% 12/15/32	100,000	128,806
6.817% 8/15/18	400,000	426,522
7.717% 2/15/19	200,000	221,024
10.75% 8/1/39	150,000	232,125
Montpelier Re Holdings 4.70% 10/15/22	100,000	107,324
Old Republic International
4.875% 10/1/24	100,000	106,579
PartnerRe Finance B 5.50% 6/1/20	100,000	109,431
Primerica 4.75% 7/15/22	100,000	106,737
Principal Financial Group
3.10% 11/15/26	300,000	292,711

LVIP SSGA Bond Index Fund–34

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
Principal Financial Group (continued)
3.40% 5/15/25	100,000	$99,888
•4.70% 5/15/55	50,000	50,875
Progressive
3.75% 8/23/21	100,000	105,655
4.35% 4/25/44	250,000	262,637
Protective Life 7.375% 10/15/19	50,000	56,221
Prudential Financial
2.30% 8/15/18	250,000	251,787
5.10% 8/15/43	250,000	278,714
•5.20% 3/15/44	100,000	102,800
5.70% 12/14/36	350,000	412,427
•5.875% 9/15/42	250,000	272,000
6.625% 12/1/37	400,000	519,752
6.625% 6/21/40	200,000	262,624
Reinsurance Group of America
3.95% 9/15/26	30,000	30,313
4.70% 9/15/23	150,000	161,702
6.45% 11/15/19	90,000	99,385
Swiss Re Solutions Holding
7.00% 2/15/26	100,000	124,339
Transatlantic Holdings 8.00% 11/30/39	100,000	132,727
Travelers
3.75% 5/15/46	50,000	47,504
3.90% 11/1/20	100,000	105,940
4.60% 8/1/43	250,000	272,436
5.80% 5/15/18	250,000	261,635
5.90% 6/2/19	100,000	108,571
6.25% 6/15/37	100,000	130,255
6.75% 6/20/36	100,000	136,449
Trinity Acquisition 4.40% 3/15/26	100,000	102,687
Unum Group
3.00% 5/15/21	30,000	30,062
5.75% 8/15/42	50,000	56,100
Voya Financial
3.65% 6/15/26	100,000	98,708
4.80% 6/15/46	60,000	59,534
5.70% 7/15/43	100,000	111,208
WR Berkley 7.375% 9/15/19	100,000	111,752
XLIT
2.30% 12/15/18	100,000	100,675
5.25% 12/15/43	200,000	215,831
5.75% 10/1/21	100,000	111,287

		23,726,904

Internet & Direct Marketing Retail–0.04%
Amazon.com 3.80% 12/5/24	500,000	530,275
Expedia
4.50% 8/15/24	200,000	209,673
5.95% 8/15/20	100,000	109,567
JD.com 3.875% 4/29/26	200,000	196,025

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Internet & Direct Marketing Retail (continued)
Priceline Group 3.60% 6/1/26	200,000	$199,076

		1,244,616

Internet Software & Services–0.11%
Alibaba Group Holding
2.50% 11/28/19	500,000	502,735
3.60% 11/28/24	633,000	638,615
Alphabet
1.998% 8/15/26	250,000	231,066
3.375% 2/25/24	200,000	208,958
3.625% 5/19/21	100,000	106,240
Baidu
3.00% 6/30/20	200,000	202,958
3.25% 8/6/18	200,000	203,085
3.50% 11/28/22	200,000	204,673
4.125% 6/30/25	200,000	208,711
eBay
2.60% 7/15/22	250,000	246,806
2.875% 8/1/21	350,000	354,040
3.25% 10/15/20	100,000	103,138
3.80% 3/9/22	150,000	156,273

		3,367,298

IT Services–0.20%
Automatic Data Processing
2.25% 9/15/20	250,000	252,993
3.375% 9/15/25	125,000	129,127
Broadridge Financial Solutions
3.95% 9/1/20	100,000	104,788
Fidelity National Information Services
2.85% 10/15/18	105,000	106,490
3.50% 4/15/23	311,000	315,967
3.625% 10/15/20	420,000	436,804
3.875% 6/5/24	100,000	102,908
4.50% 10/15/22	80,000	85,454
4.50% 8/15/46	50,000	48,449
5.00% 10/15/25	200,000	217,895
Fiserv
2.70% 6/1/20	150,000	151,809
3.50% 10/1/22	150,000	154,005
3.85% 6/1/25	150,000	154,265
4.625% 10/1/20	100,000	107,262
Total System Services
3.75% 6/1/23	125,000	125,613
3.80% 4/1/21	50,000	51,773
4.80% 4/1/26	100,000	107,836
Visa
2.20% 12/14/20	500,000	501,725
2.80% 12/14/22	300,000	302,839
3.15% 12/14/25	750,000	753,425
4.15% 12/14/35	115,000	120,542
4.30% 12/14/45	530,000	557,587

LVIP SSGA Bond Index Fund–35

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
IT Services (continued)
Western Union
3.65% 8/22/18	100,000	$102,384
5.253% 4/1/20	107,000	114,861
Xerox
2.80% 5/15/20	250,000	248,376
3.50% 8/20/20	100,000	101,802
4.50% 5/15/21	345,000	360,080
6.35% 5/15/18	250,000	262,249

		6,079,308

Leisure Equipment & Products–0.01%
Hasbro
3.15% 5/15/21	75,000	76,440
5.10% 5/15/44	65,000	66,405
6.35% 3/15/40	65,000	76,376
Mattel 2.35% 5/6/19	200,000	200,501

		419,722

Life Sciences Tools & Services–0.08%
Agilent Technologies
3.875% 7/15/23	150,000	155,974
5.00% 7/15/20	100,000	108,059
Life Technologies 6.00% 3/1/20	150,000	164,444
Thermo Fisher Scientific
3.00% 4/15/23	105,000	104,190
3.30% 2/15/22	650,000	663,509
3.60% 8/15/21	100,000	103,889
4.15% 2/1/24	500,000	525,486
4.50% 3/1/21	240,000	256,863
4.70% 5/1/20	100,000	106,389
Trimble 4.75% 12/1/24	100,000	103,656

		2,292,459

Machinery–0.22%
Caterpillar
2.60% 6/26/22	50,000	50,119
3.803% 8/15/42	168,000	159,834
3.90% 5/27/21	150,000	158,801
4.75% 5/15/64	250,000	266,372
6.05% 8/15/36	200,000	250,016
7.90% 12/15/18	100,000	110,077
Crane 4.45% 12/15/23	100,000	105,076
Cummins
3.65% 10/1/23	139,000	145,575
4.875% 10/1/43	64,000	71,349
Deere
2.60% 6/8/22	100,000	100,195
3.90% 6/9/42	150,000	150,159
4.375% 10/16/19	350,000	371,640
5.375% 10/16/29	100,000	120,003
Dover
4.30% 3/1/21	100,000	106,401
5.375% 3/1/41	100,000	118,075

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Machinery (continued)
Eaton
2.75% 11/2/22	250,000	$248,577
4.15% 11/2/42	150,000	148,417
6.95% 3/20/19	50,000	54,709
Flowserve 4.00% 11/15/23	64,000	66,138
Illinois Tool Works
1.95% 3/1/19	300,000	302,188
2.65% 11/15/26	150,000	144,599
3.375% 9/15/21	60,000	62,801
3.90% 9/1/42	150,000	150,442
4.875% 9/15/41	100,000	113,150
6.25% 4/1/19	100,000	109,107
Ingersoll-Rand Global Holding
4.25% 6/15/23	250,000	266,613
5.75% 6/15/43	100,000	119,102
6.875% 8/15/18	250,000	267,113
Kennametal 2.65% 11/1/19	150,000	150,101
Parker-Hannifin
3.30% 11/21/24	60,000	61,111
4.20% 11/21/34	140,000	144,454
6.25% 5/15/38	550,000	706,224
Pentair Finance
2.90% 9/15/18	150,000	151,569
5.00% 5/15/21	200,000	214,106
Stanley Black & Decker
2.451% 11/17/18	100,000	101,082
2.90% 11/1/22	150,000	151,727
5.20% 9/1/40	100,000	111,885
•5.75% 12/15/53	100,000	105,630
Timken 3.875% 9/1/24	70,000	68,939
Xylem
3.25% 11/1/26	55,000	54,421
4.375% 11/1/46	50,000	49,727

		6,407,624

Media–1.02%
21st Century Fox America
3.00% 9/15/22	600,000	600,245
#144A 3.375% 11/15/26	60,000	58,885
3.70% 10/15/25	40,000	40,625
4.50% 2/15/21	150,000	160,153
4.75% 9/15/44	60,000	60,828
#144A 4.75% 11/15/46	50,000	50,314
4.95% 10/15/45	30,000	31,169
5.65% 8/15/20	300,000	330,394
6.15% 3/1/37	30,000	35,583
6.15% 2/15/41	450,000	539,147
6.40% 12/15/35	300,000	364,956
6.65% 11/15/37	175,000	219,740
6.90% 8/15/39	100,000	128,065
8.15% 10/17/36	100,000	139,771

LVIP SSGA Bond Index Fund–36

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
CBS
2.30% 8/15/19	200,000	$200,882
2.90% 1/15/27	100,000	93,182
3.375% 3/1/22	100,000	102,146
4.00% 1/15/26	355,000	364,144
4.85% 7/1/42	150,000	151,429
4.90% 8/15/44	125,000	127,219
7.875% 7/30/30	200,000	271,851
Charter Communications Operating
3.579% 7/23/20	305,000	313,972
4.464% 7/23/22	500,000	527,871
4.908% 7/23/25	850,000	899,663
#144A 5.375% 5/1/47	200,000	201,655
6.384% 10/23/35	190,000	216,586
6.484% 10/23/45	565,000	652,761
Comcast
1.625% 1/15/22	150,000	143,940
2.35% 1/15/27	105,000	96,333
2.75% 3/1/23	300,000	299,151
3.00% 2/1/24	250,000	250,121
3.125% 7/15/22	100,000	102,476
3.15% 3/1/26	350,000	344,759
3.20% 7/15/36	150,000	133,399
3.30% 2/1/27	250,000	248,449
3.375% 2/15/25	425,000	430,834
3.375% 8/15/25	65,000	65,653
3.40% 7/15/46	110,000	94,367
4.20% 8/15/34	83,000	84,784
4.25% 1/15/33	200,000	206,270
4.40% 8/15/35	192,000	199,383
4.60% 8/15/45	77,000	79,806
4.65% 7/15/42	24,000	25,102
4.75% 3/1/44	350,000	370,107
5.70% 5/15/18	200,000	209,391
5.70% 7/1/19	200,000	216,822
6.40% 5/15/38	250,000	319,477
6.45% 3/15/37	200,000	255,196
6.50% 11/15/35	200,000	255,579
6.95% 8/15/37	250,000	336,013
7.05% 3/15/33	500,000	665,569
Discovery Communications
3.30% 5/15/22	150,000	149,579
3.80% 3/13/24	100,000	99,299
4.375% 6/15/21	100,000	105,461
4.875% 4/1/43	100,000	90,904
4.90% 3/11/26	100,000	104,193
5.625% 8/15/19	123,000	132,789
6.35% 6/1/40	150,000	158,987
Grupo Televisa
4.625% 1/30/26	400,000	412,292
6.625% 1/15/40	100,000	109,572
8.50% 3/11/32	200,000	255,178

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Historic TW
6.625% 5/15/29	300,000	$366,754
6.875% 6/15/18	400,000	424,423
NBCUniversal Media
2.875% 1/15/23	575,000	577,046
4.375% 4/1/21	200,000	214,917
4.45% 1/15/43	675,000	681,039
5.15% 4/30/20	670,000	731,596
5.95% 4/1/41	200,000	244,494
Omnicom Group
3.60% 4/15/26	200,000	200,281
3.625% 5/1/22	200,000	207,131
4.45% 8/15/20	35,000	37,329
6.25% 7/15/19	250,000	272,958
RELX Capital 8.625% 1/15/19	100,000	111,091
Scripps Networks Interactive
2.75% 11/15/19	50,000	50,628
2.80% 6/15/20	100,000	101,121
3.50% 6/15/22	100,000	101,993
3.90% 11/15/24	150,000	152,502
3.95% 6/15/25	100,000	101,838
Thomson Reuters
3.35% 5/15/26	55,000	53,672
4.30% 11/23/23	200,000	211,573
4.70% 10/15/19	400,000	424,318
6.50% 7/15/18	150,000	158,757
Time Warner
2.95% 7/15/26	125,000	116,629
3.55% 6/1/24	200,000	200,626
3.80% 2/15/27	105,000	104,067
3.875% 1/15/26	150,000	150,610
4.70% 1/15/21	100,000	107,299
4.75% 3/29/21	150,000	161,169
4.875% 3/15/20	200,000	214,702
4.90% 6/15/42	200,000	196,117
6.10% 7/15/40	100,000	113,019
6.25% 3/29/41	800,000	921,712
6.50% 11/15/36	100,000	119,215
7.625% 4/15/31	325,000	437,121
7.70% 5/1/32	330,000	451,739
Time Warner Cable
4.00% 9/1/21	500,000	518,799
5.00% 2/1/20	145,000	154,320
5.50% 9/1/41	100,000	102,898
5.875% 11/15/40	100,000	106,499
6.55% 5/1/37	200,000	230,012
6.75% 7/1/18	300,000	317,325
6.75% 6/15/39	450,000	521,383
7.30% 7/1/38	150,000	186,425
8.25% 4/1/19	250,000	278,845
8.75% 2/14/19	200,000	223,660

LVIP SSGA Bond Index Fund–37

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Time Warner Entertainment
8.375% 3/15/23	250,000	$312,766
8.375% 7/15/33	200,000	267,525
Viacom
3.125% 6/15/22	550,000	544,942
3.25% 3/15/23	250,000	244,124
3.875% 4/1/24	200,000	200,750
4.375% 3/15/43	477,000	414,960
5.625% 9/15/19	200,000	215,228
5.85% 9/1/43	150,000	158,522
6.875% 4/30/36	125,000	143,790
Walt Disney
0.875% 7/12/19	60,000	58,973
1.50% 9/17/18	70,000	70,161
1.85% 7/30/26	95,000	86,210
1.95% 3/4/20	60,000	60,160
2.15% 9/17/20	100,000	100,545
2.30% 2/12/21	500,000	504,178
2.35% 12/1/22	300,000	298,327
2.45% 3/4/22	70,000	70,210
3.00% 2/13/26	300,000	300,430
3.00% 7/30/46	50,000	42,225
3.15% 9/17/25	100,000	102,131
3.70% 12/1/42	150,000	144,148
3.75% 6/1/21	200,000	211,966
4.125% 12/1/41	100,000	102,370
4.125% 6/1/44	83,000	85,683
WPP Finance 2010
4.75% 11/21/21	100,000	107,748
5.625% 11/15/43	250,000	267,387

		30,409,582

Metals & Mining–0.29%
Barrick Gold
4.10% 5/1/23	63,000	67,641
5.25% 4/1/42	300,000	327,354
Barrick North America Finance
4.40% 5/30/21	49,000	52,575
5.70% 5/30/41	500,000	567,642
5.75% 5/1/43	150,000	174,708
Barrick PD Australia Finance
5.95% 10/15/39	100,000	115,046
BHP Billiton Finance USA
3.85% 9/30/23	200,000	212,571
4.125% 2/24/42	125,000	125,471
5.00% 9/30/43	500,000	561,208
Goldcorp 3.70% 3/15/23	200,000	204,222
Newmont Mining
3.50% 3/15/22	150,000	154,406
4.875% 3/15/42	650,000	651,947
6.25% 10/1/39	100,000	116,398

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Metals & Mining (continued)
Nucor
4.00% 8/1/23	139,000	$147,139
4.125% 9/15/22	100,000	107,398
5.20% 8/1/43	100,000	114,077
5.85% 6/1/18	100,000	104,699
Reliance Steel & Aluminum
4.50% 4/15/23	150,000	156,734
Rio Tinto Alcan 6.125% 12/15/33	150,000	170,552
Rio Tinto Finance USA
2.875% 8/21/22	32,000	32,256
3.75% 9/20/21	60,000	62,975
3.75% 6/15/25	700,000	728,445
4.125% 5/20/21	80,000	85,145
4.125% 8/21/42	150,000	149,464
5.20% 11/2/40	100,000	114,710
7.125% 7/15/28	75,000	98,425
9.00% 5/1/19	100,000	114,114
Southern Copper
3.50% 11/8/22	89,000	90,148
5.25% 11/8/42	150,000	147,857
5.375% 4/16/20	125,000	135,511
5.875% 4/23/45	69,000	71,894
6.75% 4/16/40	110,000	124,664
7.50% 7/27/35	200,000	244,828
Vale 5.625% 9/11/42	150,000	142,470
Vale Overseas
4.375% 1/11/22	250,000	254,775
4.625% 9/15/20	100,000	104,125
5.625% 9/15/19	300,000	319,125
5.875% 6/10/21	500,000	537,060
6.25% 8/10/26	300,000	326,625
6.875% 11/21/36	350,000	378,035
6.875% 11/10/39	170,000	182,648
Yamana Gold 4.95% 7/15/24	50,000	50,324

		8,627,411

Multiline Retail–0.12%
Dollar General
3.25% 4/15/23	200,000	200,233
3.875% 4/15/27	100,000	100,283
4.15% 11/1/25	75,000	77,607
Kohl’s
4.00% 11/1/21	200,000	204,050
4.25% 7/17/25	50,000	48,086
4.75% 12/15/23	150,000	154,001
5.55% 7/17/45	50,000	45,381
Macy’s Retail Holdings
2.875% 2/15/23	100,000	93,413
3.45% 1/15/21	100,000	100,526
3.625% 6/1/24	150,000	143,423
4.375% 9/1/23	90,000	89,486
6.70% 7/15/34	150,000	155,399

LVIP SSGA Bond Index Fund–38

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Multiline Retail (continued)
Macy’s Retail Holdings (continued)
6.90% 4/1/29	150,000	$160,846
Nordstrom
4.00% 3/15/27	60,000	59,916
4.75% 5/1/20	100,000	106,461
5.00% 1/15/44	281,000	266,863
Target
2.30% 6/26/19	200,000	202,616
2.50% 4/15/26	100,000	93,518
2.90% 1/15/22	300,000	305,705
3.625% 4/15/46	490,000	443,395
3.875% 7/15/20	100,000	105,521
4.00% 7/1/42	150,000	145,119
6.35% 11/1/32	100,000	127,165
7.00% 1/15/38	200,000	276,563

		3,705,576

Multi-Utilities–0.23%
Consolidated Edison Co. of New York
3.95% 3/1/43	150,000	146,971
4.30% 12/1/56	100,000	100,695
4.45% 3/15/44	200,000	211,482
4.50% 12/1/45	100,000	106,586
4.625% 12/1/54	500,000	533,467
5.50% 12/1/39	250,000	297,347
5.85% 3/15/36	100,000	122,367
6.30% 8/15/37	20,000	25,747
6.65% 4/1/19	200,000	218,607
6.75% 4/1/38	25,000	33,897
7.125% 12/1/18	200,000	217,488
Dominion Resources
1.60% 8/15/19	100,000	98,805
1.875% 1/15/19	150,000	149,897
2.00% 8/15/21	40,000	38,849
2.50% 12/1/19	400,000	404,794
2.75% 1/15/22	150,000	149,390
2.75% 9/15/22	250,000	245,904
2.85% 8/15/26	60,000	56,139
4.45% 3/15/21	100,000	106,719
4.90% 8/1/41	60,000	63,622
5.20% 8/15/19	80,000	85,528
5.95% 6/15/35	25,000	29,323
6.40% 6/15/18	76,000	80,027
DTE Energy
2.40% 12/1/19	150,000	151,012
2.85% 10/1/26	200,000	187,518
3.30% 6/15/22	200,000	203,303
3.50% 6/1/24	100,000	100,365
NiSource Finance
4.80% 2/15/44	100,000	105,519
5.25% 2/15/43	59,000	65,399
5.45% 9/15/20	125,000	136,988

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Multi-Utilities (continued)
NiSource Finance (continued)
6.125% 3/1/22	100,000	$114,665
Public Service Enterprise Group
2.00% 11/15/21	200,000	193,924
Puget Energy
3.65% 5/15/25	200,000	198,593
6.00% 9/1/21	200,000	223,043
Puget Sound Energy
5.638% 4/15/41	80,000	98,648
5.795% 3/15/40	100,000	123,127
San Diego Gas & Electric
3.00% 8/15/21	175,000	179,215
3.60% 9/1/23	200,000	209,016
6.00% 6/1/39	110,000	141,071
Sempra Energy
1.625% 10/7/19	70,000	69,344
2.40% 3/15/20	250,000	251,078
2.85% 11/15/20	100,000	101,239
2.875% 10/1/22	150,000	149,604
3.75% 11/15/25	100,000	102,004
6.00% 10/15/39	125,000	149,385
6.15% 6/15/18	25,000	26,332
WEC Energy Group
1.65% 6/15/18	35,000	34,995
2.45% 6/15/20	50,000	50,336
3.55% 6/15/25	50,000	51,021

		6,940,395

Oil, Gas & Consumable Fuels–2.52%
Anadarko Finance 7.50% 5/1/31	250,000	318,239
Anadarko Petroleum
5.55% 3/15/26	400,000	444,687
6.45% 9/15/36	250,000	295,939
7.95% 6/15/39	200,000	258,427
8.70% 3/15/19	200,000	224,451
Apache
3.25% 4/15/22	473,000	475,950
4.25% 1/15/44	100,000	94,165
4.75% 4/15/43	200,000	200,389
5.10% 9/1/40	350,000	361,368
5.25% 2/1/42	100,000	104,881
6.00% 1/15/37	50,000	56,735
Boardwalk Pipelines
3.375% 2/1/23	100,000	97,575
4.45% 7/15/27	70,000	70,868
4.95% 12/15/24	50,000	52,737
5.75% 9/15/19	100,000	107,388
5.95% 6/1/26	50,000	55,467
Buckeye Partners
3.95% 12/1/26	35,000	34,347
4.875% 2/1/21	260,000	276,060
5.85% 11/15/43	500,000	520,573

LVIP SSGA Bond Index Fund–39

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Burlington Resources Finance
7.20% 8/15/31	100,000	$131,991
Canadian Natural Resources
3.80% 4/15/24	43,000	43,354
3.90% 2/1/25	200,000	201,954
5.85% 2/1/35	200,000	216,120
6.25% 3/15/38	150,000	172,225
Cenovus Energy
3.00% 8/15/22	150,000	148,078
4.45% 9/15/42	320,000	284,405
5.70% 10/15/19	205,000	221,531
Chevron
1.561% 5/16/19	200,000	199,403
1.686% 2/28/19	150,000	150,200
1.718% 6/24/18	500,000	501,690
1.79% 11/16/18	150,000	150,456
1.991% 3/3/20	94,000	94,159
2.10% 5/16/21	200,000	198,358
2.193% 11/15/19	500,000	504,593
2.355% 12/5/22	500,000	494,869
2.498% 3/3/22	200,000	200,534
2.566% 5/16/23	200,000	198,488
2.895% 3/3/24	150,000	150,505
2.954% 5/16/26	200,000	197,842
3.191% 6/24/23	550,000	563,635
3.326% 11/17/25	150,000	153,199
4.95% 3/3/19	100,000	106,099
CNOOC Finance 2013
3.00% 5/9/23	250,000	244,290
4.25% 5/9/43	1,000,000	984,756
CNOOC Finance 2015 Australia
2.625% 5/5/20	200,000	199,486
4.20% 5/5/45	200,000	194,500
CNOOC Finance 2015 USA 3.50% 5/5/25	200,000	198,282
Columbia Pipeline Group
2.45% 6/1/18	50,000	50,253
4.50% 6/1/25	250,000	262,359
5.80% 6/1/45	100,000	117,193
ConocoPhillips
2.40% 12/15/22	450,000	440,125
3.35% 5/15/25	180,000	180,980
4.15% 11/15/34	90,000	90,242
4.20% 3/15/21	200,000	213,449
4.30% 11/15/44	150,000	149,931
4.95% 3/15/26	250,000	277,977
5.75% 2/1/19	425,000	455,095
5.90% 5/15/38	450,000	545,621
5.95% 3/15/46	100,000	125,457
6.00% 1/15/20	200,000	220,997
6.50% 2/1/39	380,000	485,535
ConocoPhillips Holding 6.95% 4/15/29	200,000	258,989

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Devon Energy
3.25% 5/15/22	250,000	$247,948
4.00% 7/15/21	100,000	103,293
4.75% 5/15/42	100,000	96,664
5.00% 6/15/45	70,000	70,496
5.60% 7/15/41	300,000	318,327
5.85% 12/15/25	150,000	172,344
7.95% 4/15/32	100,000	130,022
Devon Financing 7.875% 9/30/31	200,000	258,921
Ecopetrol
4.125% 1/16/25	500,000	485,500
5.375% 6/26/26	210,000	215,313
5.875% 9/18/23	200,000	217,250
5.875% 5/28/45	155,000	141,825
7.625% 7/23/19	200,000	222,500
Enable Midstream Partners
3.90% 5/15/24	200,000	195,484
4.40% 3/15/27	100,000	99,452
5.00% 5/15/44	70,000	64,157
Enbridge
3.50% 6/10/24	100,000	98,325
4.00% 10/1/23	150,000	154,373
4.25% 12/1/26	100,000	102,280
4.50% 6/10/44	100,000	92,850
5.50% 12/1/46	100,000	106,716
Enbridge Energy Partners
5.20% 3/15/20	100,000	107,044
6.50% 4/15/18	50,000	52,272
7.50% 4/15/38	300,000	356,478
9.875% 3/1/19	50,000	56,898
Encana 3.90% 11/15/21	600,000	613,588
Energy Transfer Partners
2.50% 6/15/18	215,000	216,110
3.60% 2/1/23	100,000	99,525
4.05% 3/15/25	100,000	99,045
4.15% 10/1/20	150,000	155,881
4.20% 4/15/27	150,000	148,499
4.75% 1/15/26	400,000	412,764
5.15% 3/15/45	150,000	142,491
5.20% 2/1/22	250,000	268,145
5.30% 4/15/47	150,000	144,066
5.95% 10/1/43	125,000	129,856
6.125% 12/15/45	400,000	429,440
6.50% 2/1/42	150,000	162,443
7.50% 7/1/38	200,000	237,005
EnLink Midstream Partners
4.85% 7/15/26	120,000	124,052
Enterprise Products Operating
1.65% 5/7/18	100,000	99,914
2.85% 4/15/21	355,000	356,871
3.35% 3/15/23	350,000	353,386

LVIP SSGA Bond Index Fund–40

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating (continued)
3.70% 2/15/26	150,000	$150,322
3.75% 2/15/25	640,000	644,709
3.90% 2/15/24	200,000	204,993
3.95% 2/15/27	245,000	250,315
4.05% 2/15/22	100,000	105,290
4.45% 2/15/43	125,000	119,389
4.85% 8/15/42	200,000	203,287
4.85% 3/15/44	125,000	126,895
4.90% 5/15/46	100,000	102,754
5.20% 9/1/20	100,000	109,007
5.25% 1/31/20	100,000	107,952
5.70% 2/15/42	150,000	168,132
5.95% 2/1/41	100,000	114,701
6.125% 10/15/39	50,000	58,280
6.50% 1/31/19	100,000	108,158
7.55% 4/15/38	100,000	132,967
EOG Resources
2.625% 3/15/23	150,000	146,601
3.15% 4/1/25	250,000	244,443
3.90% 4/1/35	350,000	336,107
4.15% 1/15/26	100,000	104,657
4.40% 6/1/20	150,000	159,179
6.875% 10/1/18	25,000	26,808
EQT
4.875% 11/15/21	100,000	107,593
8.125% 6/1/19	75,000	83,778
EQT Midstream Partners
4.00% 8/1/24	55,000	54,887
4.125% 12/1/26	65,000	64,498
Exxon Mobil
1.708% 3/1/19	250,000	250,500
1.819% 3/15/19	500,000	502,039
2.222% 3/1/21	105,000	105,261
2.726% 3/1/23	170,000	170,666
3.043% 3/1/26	750,000	750,787
3.567% 3/6/45	800,000	754,247
4.114% 3/1/46	165,000	170,056
Hess
4.30% 4/1/27	150,000	147,628
5.60% 2/15/41	200,000	200,966
5.80% 4/1/47	150,000	155,575
7.125% 3/15/33	100,000	114,990
7.30% 8/15/31	250,000	295,235
Husky Energy
3.95% 4/15/22	150,000	155,555
4.00% 4/15/24	50,000	50,838
7.25% 12/15/19	125,000	140,733
Kerr-McGee 6.95% 7/1/24	100,000	118,230
Kinder Morgan
4.30% 6/1/25	200,000	204,662
5.55% 6/1/45	700,000	717,770

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners
2.65% 2/1/19	300,000	$302,974
3.50% 3/1/21	520,000	528,917
3.50% 9/1/23	500,000	493,507
3.95% 9/1/22	100,000	102,282
5.00% 8/15/42	500,000	473,508
5.00% 3/1/43	250,000	238,139
5.30% 9/15/20	250,000	270,570
5.80% 3/15/35	150,000	157,524
6.50% 9/1/39	100,000	111,229
6.55% 9/15/40	200,000	220,928
7.75% 3/15/32	200,000	249,373
Magellan Midstream Partners
4.25% 2/1/21	150,000	158,408
4.25% 9/15/46	180,000	169,290
5.00% 3/1/26	100,000	110,276
6.55% 7/15/19	50,000	54,787
Marathon Oil
2.80% 11/1/22	125,000	120,255
6.60% 10/1/37	100,000	113,804
Marathon Petroleum
3.625% 9/15/24	250,000	246,529
5.00% 9/15/54	500,000	437,578
5.125% 3/1/21	135,000	146,171
6.50% 3/1/41	145,000	160,992
MPLX
4.125% 3/1/27	165,000	164,616
4.875% 12/1/24	500,000	526,786
5.20% 3/1/47	165,000	166,660
Nexen Energy
6.20% 7/30/19	130,000	141,134
6.40% 5/15/37	150,000	187,108
7.50% 7/30/39	200,000	280,255
Noble Energy
4.15% 12/15/21	100,000	105,032
5.05% 11/15/44	800,000	821,107
6.00% 3/1/41	135,000	150,444
8.25% 3/1/19	100,000	111,289
Occidental Petroleum
2.60% 4/15/22	250,000	249,368
2.70% 2/15/23	200,000	197,806
3.00% 2/15/27	250,000	240,808
3.125% 2/15/22	150,000	153,202
3.40% 4/15/26	180,000	179,861
3.50% 6/15/25	450,000	454,900
4.10% 2/15/47	250,000	241,885
4.40% 4/15/46	250,000	254,153
ONEOK Partners
3.20% 9/15/18	100,000	101,429
3.375% 10/1/22	150,000	150,317
3.80% 3/15/20	100,000	103,407

LVIP SSGA Bond Index Fund–41

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
ONEOK Partners (continued)
4.90% 3/15/25	100,000	$106,025
6.125% 2/1/41	100,000	110,927
6.20% 9/15/43	178,000	199,970
6.65% 10/1/36	100,000	116,727
8.625% 3/1/19	100,000	111,437
Petro-Canada
5.95% 5/15/35	200,000	235,029
6.80% 5/15/38	100,000	128,929
9.25% 10/15/21	50,000	63,051
Petroleos Mexicanos
2.378% 4/15/25	161,500	161,377
3.125% 1/23/19	80,000	80,520
3.50% 7/18/18	200,000	203,520
3.50% 1/30/23	800,000	764,320
4.50% 1/23/26	250,000	240,250
4.625% 9/21/23	300,000	302,475
4.875% 1/24/22	1,250,000	1,289,000
4.875% 1/18/24	500,000	505,750
#144A 5.375% 3/13/22	700,000	734,125
5.50% 1/21/21	400,000	423,900
5.625% 1/23/46	500,000	448,925
6.00% 3/5/20	260,000	279,630
6.375% 1/23/45	609,000	596,954
#144A 6.50% 3/13/27	700,000	753,900
6.50% 6/2/41	800,000	800,800
6.625% 6/15/35	250,000	258,775
6.75% 9/21/47	300,000	305,070
8.00% 5/3/19	550,000	608,135
Phillips 66
4.65% 11/15/34	350,000	355,419
5.875% 5/1/42	250,000	287,117
Phillips 66 Partners
3.55% 10/1/26	100,000	95,705
4.90% 10/1/46	100,000	95,573
Pioneer Natural Resources
3.45% 1/15/21	100,000	102,456
3.95% 7/15/22	100,000	104,214
4.45% 1/15/26	100,000	105,625
6.875% 5/1/18	400,000	420,573
Plains All American Pipeline
4.30% 1/31/43	100,000	85,480
4.50% 12/15/26	100,000	102,171
4.65% 10/15/25	200,000	206,372
4.70% 6/15/44	600,000	544,991
5.15% 6/1/42	200,000	190,440
5.75% 1/15/20	100,000	108,183
6.65% 1/15/37	125,000	140,519
8.75% 5/1/19	150,000	169,263
Sabine Pass Liquefaction
#144A 4.20% 3/15/28	70,000	69,297

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Sabine Pass Liquefaction (continued)
5.625% 2/1/21	700,000	$754,834
5.625% 3/1/25	545,000	591,783
5.75% 5/15/24	545,000	594,788
Shell International Finance
1.375% 5/10/19	400,000	396,575
1.375% 9/12/19	150,000	148,260
1.625% 11/10/18	150,000	149,869
1.75% 9/12/21	150,000	145,899
1.875% 5/10/21	200,000	195,989
2.00% 11/15/18	300,000	301,368
2.125% 5/11/20	350,000	350,164
2.25% 11/10/20	150,000	150,617
2.375% 8/21/22	250,000	245,951
2.50% 9/12/26	150,000	141,683
2.875% 5/10/26	400,000	389,415
3.25% 5/11/25	650,000	657,007
3.40% 8/12/23	650,000	669,176
3.75% 9/12/46	150,000	138,297
4.00% 5/10/46	600,000	575,782
4.125% 5/11/35	156,000	157,488
4.30% 9/22/19	200,000	211,542
4.375% 3/25/20	75,000	79,950
4.375% 5/11/45	167,000	169,767
4.55% 8/12/43	600,000	624,362
5.50% 3/25/40	100,000	117,038
6.375% 12/15/38	300,000	387,315
Spectra Energy Capital 5.65% 3/1/20	100,000	107,102
Spectra Energy Partners
2.95% 9/25/18	350,000	354,747
3.375% 10/15/26	145,000	138,305
4.50% 3/15/45	50,000	46,892
Statoil
1.15% 5/15/18	250,000	248,871
2.45% 1/17/23	200,000	196,814
2.65% 1/15/24	100,000	98,292
3.15% 1/23/22	200,000	204,875
3.70% 3/1/24	600,000	624,893
3.95% 5/15/43	250,000	242,373
4.80% 11/8/43	150,000	165,995
5.10% 8/17/40	200,000	227,599
5.25% 4/15/19	250,000	266,559
Suncor Energy
3.60% 12/1/24	250,000	253,889
6.10% 6/1/18	150,000	157,927
6.50% 6/15/38	250,000	315,331
6.85% 6/1/39	100,000	131,121
7.15% 2/1/32	25,000	32,386
Sunoco Logistics Partners Operations
3.45% 1/15/23	200,000	197,454
3.90% 7/15/26	100,000	96,805
4.40% 4/1/21	100,000	105,329

LVIP SSGA Bond Index Fund–42

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Sunoco Logistics Partners Operations (continued)
5.30% 4/1/44	200,000	$194,824
5.95% 12/1/25	100,000	111,528
TC PipeLines 4.375% 3/13/25	150,000	152,196
Tennessee Gas Pipeline 7.625% 4/1/37	150,000	182,497
Tosco 8.125% 2/15/30	100,000	138,714
Total Capital
4.125% 1/28/21	100,000	106,226
4.45% 6/24/20	100,000	107,195
Total Capital Canada 2.75% 7/15/23	300,000	297,042
Total Capital International
2.10% 6/19/19	300,000	302,155
2.70% 1/25/23	200,000	198,489
2.875% 2/17/22	200,000	202,079
3.70% 1/15/24	100,000	104,018
TransCanada PipeLines
2.50% 8/1/22	150,000	147,826
3.125% 1/15/19	25,000	25,497
3.75% 10/16/23	150,000	155,987
3.80% 10/1/20	100,000	104,751
4.625% 3/1/34	200,000	209,800
4.875% 1/15/26	100,000	110,986
6.10% 6/1/40	100,000	122,982
6.50% 8/15/18	200,000	212,402
7.25% 8/15/38	100,000	135,583
7.625% 1/15/39	250,000	351,447
Transcontinental Gas Pipe Line
4.45% 8/1/42	100,000	94,883
Valero Energy
3.65% 3/15/25	100,000	99,406
4.90% 3/15/45	150,000	150,444
6.125% 2/1/20	65,000	71,613
6.625% 6/15/37	300,000	356,140
7.50% 4/15/32	100,000	127,412
9.375% 3/15/19	200,000	227,505
Valero Energy Partners
4.375% 12/15/26	85,000	85,943
Western Gas Partners
3.95% 6/1/25	150,000	148,745
4.00% 7/1/22	150,000	154,214
5.45% 4/1/44	100,000	103,089
Williams Partners
3.90% 1/15/25	725,000	725,239
4.00% 11/15/21	100,000	103,581
4.30% 3/4/24	195,000	200,938
5.25% 3/15/20	200,000	215,335
6.30% 4/15/40	470,000	528,406
XTO Energy 6.50% 12/15/18	100,000	107,858

		75,025,684

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Paper & Forest Products–0.08%
Celulosa Arauco y Constitucion
4.50% 8/1/24	200,000	$205,746
5.00% 1/21/21	100,000	105,976
Domtar 4.40% 4/1/22	100,000	104,704
Fibria Overseas Finance 5.50% 1/17/27	100,000	100,340
Georgia-Pacific 8.00% 1/15/24	250,000	320,710
International Paper
3.00% 2/15/27	150,000	140,529
4.75% 2/15/22	200,000	217,465
4.80% 6/15/44	200,000	199,896
5.00% 9/15/35	100,000	106,472
5.15% 5/15/46	200,000	209,380
6.00% 11/15/41	135,000	156,815
7.30% 11/15/39	100,000	129,490
7.50% 8/15/21	80,000	95,528
7.95% 6/15/18	178,000	190,760
WestRock MWV 8.20% 1/15/30	150,000	203,476

		2,487,287

Personal Products–0.04%
Colgate-Palmolive
0.90% 5/1/18	100,000	99,611
1.75% 3/15/19	344,000	345,440
2.30% 5/3/22	100,000	99,972
4.00% 8/15/45	100,000	102,913
Estee Lauder
1.80% 2/7/20	70,000	70,093
3.15% 3/15/27	100,000	99,995
4.15% 3/15/47	65,000	65,314
4.375% 6/15/45	250,000	259,612

		1,142,950

Pharmaceuticals–1.19%
AbbVie
1.80% 5/14/18	625,000	625,874
2.30% 5/14/21	200,000	197,681
2.50% 5/14/20	500,000	503,774
2.85% 5/14/23	150,000	147,369
2.90% 11/6/22	500,000	498,763
3.20% 11/6/22	225,000	227,813
3.20% 5/14/26	200,000	192,631
3.60% 5/14/25	600,000	601,162
4.30% 5/14/36	150,000	145,838
4.40% 11/6/42	300,000	286,998
4.45% 5/14/46	200,000	191,608
4.50% 5/14/35	600,000	597,695
4.70% 5/14/45	665,000	665,814
Actavis
3.25% 10/1/22	250,000	251,789
4.625% 10/1/42	125,000	122,883
6.125% 8/15/19	45,000	48,990

LVIP SSGA Bond Index Fund–43

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Actavis Funding
2.45% 6/15/19	210,000	$211,336
3.45% 3/15/22	500,000	511,099
3.80% 3/15/25	1,500,000	1,516,194
4.55% 3/15/35	1,000,000	1,005,722
4.85% 6/15/44	650,000	661,348
AstraZeneca
1.75% 11/16/18	150,000	150,087
2.375% 11/16/20	250,000	250,484
3.375% 11/16/25	650,000	655,179
4.00% 9/18/42	150,000	145,529
4.375% 11/16/45	95,000	97,094
6.45% 9/15/37	450,000	588,666
Bristol-Myers Squibb
1.75% 3/1/19	200,000	200,300
2.00% 8/1/22	100,000	96,953
3.25% 8/1/42	100,000	87,638
4.50% 3/1/44	500,000	532,271
5.875% 11/15/36	195,000	242,646
Eli Lilly & Co
1.95% 3/15/19	250,000	251,817
5.50% 3/15/27	100,000	119,834
GlaxoSmithKline Capital
2.85% 5/8/22	750,000	757,065
5.375% 4/15/34	100,000	116,806
5.65% 5/15/18	450,000	470,868
6.375% 5/15/38	450,000	590,414
Johnson & Johnson
1.125% 3/1/19	95,000	94,601
1.65% 12/5/18	800,000	804,262
1.65% 3/1/21	150,000	148,125
2.05% 3/1/23	150,000	146,675
2.25% 3/3/22	200,000	200,397
2.45% 12/5/21	150,000	152,716
2.45% 3/1/26	150,000	144,146
2.95% 9/1/20	100,000	103,780
2.95% 3/3/27	200,000	200,020
3.55% 5/15/21	100,000	105,714
3.55% 3/1/36	70,000	69,596
3.625% 3/3/37	127,000	126,209
3.70% 3/1/46	80,000	78,451
3.75% 3/3/47	200,000	197,886
4.375% 12/5/33	183,000	202,062
4.85% 5/15/41	100,000	115,984
5.15% 7/15/18	250,000	261,851
5.85% 7/15/38	100,000	130,895
Merck & Co
1.30% 5/18/18	100,000	99,990
1.85% 2/10/20	400,000	400,987
2.40% 9/15/22	150,000	149,055
2.75% 2/10/25	900,000	889,403
2.80% 5/18/23	250,000	251,232

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Merck & Co (continued)
3.60% 9/15/42	100,000	$93,913
3.875% 1/15/21	400,000	424,592
4.15% 5/18/43	242,000	248,836
6.50% 12/1/33	100,000	129,970
6.55% 9/15/37	100,000	134,285
Merck Sharp & Dohme
5.00% 6/30/19	100,000	107,312
5.85% 6/30/39	50,000	62,824
Mylan
2.50% 6/7/19	145,000	145,740
2.55% 3/28/19	75,000	75,323
2.60% 6/24/18	200,000	201,579
3.00% 12/15/18	65,000	65,781
3.15% 6/15/21	250,000	251,160
3.75% 12/15/20	100,000	102,666
3.95% 6/15/26	250,000	245,173
5.25% 6/15/46	160,000	164,460
5.40% 11/29/43	133,000	138,681
Novartis Capital
1.80% 2/14/20	110,000	110,153
2.40% 5/17/22	200,000	199,069
2.40% 9/21/22	250,000	248,862
3.00% 11/20/25	250,000	250,080
3.10% 5/17/27	125,000	124,476
3.40% 5/6/24	250,000	258,262
3.70% 9/21/42	150,000	144,125
4.00% 11/20/45	250,000	251,798
4.40% 4/24/20	100,000	107,357
4.40% 5/6/44	250,000	266,283
Novartis Securities Investment
5.125% 2/10/19	400,000	425,100
Perrigo 4.00% 11/15/23	250,000	254,905
Perrigo Finance Unlimited
3.50% 3/15/21	200,000	204,086
4.375% 3/15/26	200,000	203,791
Pfizer
1.20% 6/1/18	150,000	149,836
1.45% 6/3/19	150,000	149,327
1.70% 12/15/19	150,000	149,930
1.95% 6/3/21	150,000	149,188
2.10% 5/15/19	300,000	302,682
2.20% 12/15/21	150,000	149,912
2.75% 6/3/26	150,000	146,177
3.00% 6/15/23	200,000	204,135
3.00% 12/15/26	850,000	842,676
3.40% 5/15/24	400,000	415,866
4.00% 12/15/36	100,000	101,168
4.125% 12/15/46	455,000	455,873
4.40% 5/15/44	400,000	419,334
7.20% 3/15/39	300,000	429,686

LVIP SSGA Bond Index Fund–44

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Sanofi
1.25% 4/10/18	91,000	$90,900
4.00% 3/29/21	325,000	344,735
Shire Acquisitions Investments Ireland
1.90% 9/23/19	500,000	496,694
2.40% 9/23/21	500,000	489,471
2.875% 9/23/23	300,000	291,522
3.20% 9/23/26	300,000	286,243
Teva Pharmaceutical Finance
2.95% 12/18/22	175,000	171,110
6.15% 2/1/36	100,000	111,077
Teva Pharmaceutical Finance IV
2.25% 3/18/20	250,000	248,259
3.65% 11/10/21	250,000	254,295
Teva Pharmaceutical Finance Netherlands III
1.40% 7/20/18	200,000	198,887
1.70% 7/19/19	415,000	410,498
2.20% 7/21/21	250,000	241,510
2.80% 7/21/23	310,000	294,861
3.15% 10/1/26	480,000	443,217
4.10% 10/1/46	385,000	332,966
Wyeth
5.95% 4/1/37	350,000	432,970
6.00% 2/15/36	100,000	124,497
6.50% 2/1/34	100,000	129,129
Zoetis
3.25% 2/1/23	163,000	164,817
3.45% 11/13/20	75,000	76,882
4.50% 11/13/25	200,000	215,807
4.70% 2/1/43	150,000	153,414

		35,350,262

Professional Services–0.01%
Dun & Bradstreet 4.25% 6/15/20	150,000	155,915
Equifax 2.30% 6/1/21	125,000	123,206

		279,121

Real Estate Management & Development–0.02%
American Campus Communities Operating Partnership
3.35% 10/1/20	100,000	101,695
4.125% 7/1/24	100,000	103,087
CBRE Services 4.875% 3/1/26	300,000	312,719

		517,501

Road & Rail–0.35%
Burlington Northern Santa Fe
3.00% 3/15/23	500,000	507,049
3.00% 4/1/25	250,000	249,137
3.05% 3/15/22	150,000	153,754
3.25% 6/15/27	100,000	100,874
3.45% 9/15/21	200,000	208,267

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Road & Rail (continued)
Burlington Northern Santa Fe (continued)
3.65% 9/1/25	100,000	$104,276
3.85% 9/1/23	100,000	105,989
3.90% 8/1/46	105,000	101,040
4.125% 6/15/47	100,000	99,975
4.15% 4/1/45	114,000	114,131
4.40% 3/15/42	100,000	103,251
4.45% 3/15/43	100,000	103,973
4.70% 9/1/45	100,000	108,904
4.95% 9/15/41	100,000	111,645
5.05% 3/1/41	100,000	112,070
5.15% 9/1/43	150,000	171,534
5.75% 5/1/40	200,000	243,199
6.15% 5/1/37	100,000	127,975
Canadian National Railway
2.75% 3/1/26	50,000	49,223
2.95% 11/21/24	100,000	100,984
3.20% 8/2/46	100,000	87,807
5.55% 3/1/19	200,000	213,883
6.20% 6/1/36	100,000	129,601
6.25% 8/1/34	100,000	127,734
Canadian Pacific Railway
2.90% 2/1/25	150,000	147,338
4.45% 3/15/23	100,000	107,617
4.80% 9/15/35	65,000	70,794
4.80% 8/1/45	100,000	108,485
6.125% 9/15/15	65,000	78,839
7.125% 10/15/31	150,000	202,978
7.25% 5/15/19	65,000	71,895
CSX
3.35% 11/1/25	250,000	251,017
3.70% 10/30/20	275,000	286,826
3.70% 11/1/23	94,000	98,126
3.80% 11/1/46	150,000	137,423
3.95% 5/1/50	90,000	82,554
4.10% 3/15/44	100,000	96,359
4.25% 11/1/66	100,000	91,185
4.40% 3/1/43	200,000	200,259
5.50% 4/15/41	200,000	229,833
6.15% 5/1/37	120,000	147,921
6.22% 4/30/40	100,000	123,143
Kansas City Southern
4.30% 5/15/43	100,000	92,561
4.95% 8/15/45	100,000	100,991
Norfolk Southern
2.90% 6/15/26	165,000	159,631
2.903% 2/15/23	121,000	120,545
3.00% 4/1/22	118,000	119,707
3.25% 12/1/21	100,000	102,819
3.85% 1/15/24	150,000	157,280
4.45% 6/15/45	100,000	104,445
4.65% 1/15/46	100,000	107,354

LVIP SSGA Bond Index Fund–45

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Road & Rail (continued)
Norfolk Southern (continued)
4.80% 8/15/43	125,000	$136,357
4.837% 10/1/41	111,000	121,355
5.75% 4/1/18	100,000	104,085
5.90% 6/15/19	100,000	108,481
6.00% 5/23/11	100,000	116,476
Ryder System
2.25% 9/1/21	120,000	117,643
2.45% 9/3/19	250,000	251,451
2.80% 3/1/22	60,000	60,146
2.875% 9/1/20	50,000	50,645
3.45% 11/15/21	25,000	25,741
Union Pacific
2.75% 3/1/26	250,000	243,975
3.25% 1/15/25	495,000	504,385
3.25% 8/15/25	50,000	50,786
3.35% 8/15/46	150,000	136,681
3.375% 2/1/35	200,000	193,249
3.646% 2/15/24	185,000	194,005
3.799% 10/1/51	332,000	310,668
3.875% 2/1/55	94,000	87,856
4.00% 2/1/21	65,000	68,861
4.00% 4/15/47	100,000	98,941
4.05% 11/15/45	50,000	50,083
4.163% 7/15/22	190,000	205,289
4.375% 11/15/65	30,000	30,257

		10,401,616

Semiconductors & Semiconductor Equipment–0.26%
Altera 2.50% 11/15/18	250,000	253,734
Analog Devices
2.50% 12/5/21	60,000	59,490
3.125% 12/5/23	150,000	149,498
3.50% 12/5/26	150,000	148,859
3.90% 12/15/25	60,000	61,570
5.30% 12/15/45	100,000	111,121
Applied Materials
2.625% 10/1/20	100,000	101,606
3.30% 4/1/27	80,000	80,417
3.90% 10/1/25	70,000	73,926
4.35% 4/1/47	70,000	71,043
5.10% 10/1/35	70,000	78,461
5.85% 6/15/41	350,000	427,540
Broadcom
#144A 2.375% 1/15/20	350,000	350,191
#144A 3.00% 1/15/22	350,000	349,941
#144A 3.625% 1/15/24	350,000	353,095
#144A 3.875% 1/15/27	350,000	352,542
Intel
1.70% 5/19/21	100,000	97,956
2.45% 7/29/20	480,000	487,951
2.60% 5/19/26	150,000	144,065

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Semiconductors & Semiconductor Equipment (continued)
Intel (continued)
2.70% 12/15/22	150,000	$150,683
3.30% 10/1/21	254,000	264,230
3.70% 7/29/25	365,000	381,999
4.00% 12/15/32	250,000	262,669
4.10% 5/19/46	150,000	149,967
4.25% 12/15/42	250,000	255,415
4.80% 10/1/41	172,000	190,939
4.90% 7/29/45	520,000	584,458
KLA-Tencor 4.65% 11/1/24	300,000	319,921
Lam Research
2.75% 3/15/20	100,000	101,231
2.80% 6/15/21	150,000	150,692
Maxim Integrated Products
2.50% 11/15/18	200,000	201,714
3.375% 3/15/23	100,000	100,536
NVIDIA
2.20% 9/16/21	120,000	117,658
3.20% 9/16/26	200,000	194,383
Texas Instruments
1.65% 8/3/19	100,000	99,854
2.25% 5/1/23	250,000	242,924
Xilinx 3.00% 3/15/21	200,000	203,358

		7,725,637

Software–0.70%
Activision Blizzard
#144A 2.30% 9/15/21	95,000	93,112
#144A 3.40% 9/15/26	100,000	97,847
Adobe Systems
3.25% 2/1/25	95,000	96,069
4.75% 2/1/20	85,000	91,518
Autodesk
3.125% 6/15/20	100,000	102,005
4.375% 6/15/25	100,000	103,220
CA
3.60% 8/1/20	50,000	51,575
4.70% 3/15/27	100,000	103,977
5.375% 12/1/19	100,000	108,109
Electronic Arts
3.70% 3/1/21	100,000	103,889
4.80% 3/1/26	100,000	108,338
Microsoft
1.10% 8/8/19	325,000	321,562
1.30% 11/3/18	115,000	115,001
1.55% 8/8/21	500,000	487,519
1.85% 2/6/20	200,000	200,703
1.85% 2/12/20	500,000	501,567
2.00% 11/3/20	700,000	702,652
2.00% 8/8/23	250,000	240,591
2.375% 5/1/23	150,000	147,900
2.40% 2/6/22	200,000	201,337

LVIP SSGA Bond Index Fund–46

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Software (continued)
Microsoft (continued)
2.40% 8/8/26	850,000	$805,242
2.65% 11/3/22	200,000	201,913
2.875% 2/6/24	65,000	65,477
3.00% 10/1/20	300,000	311,216
3.125% 11/3/25	200,000	202,104
3.30% 2/6/27	2,115,000	2,150,096
3.45% 8/8/36	250,000	237,336
3.50% 11/15/42	150,000	136,638
3.625% 12/15/23	300,000	316,336
3.70% 8/8/46	850,000	799,989
3.75% 2/12/45	500,000	475,521
3.95% 8/8/56	200,000	187,453
4.10% 2/6/37	200,000	206,825
4.20% 6/1/19	200,000	211,643
4.20% 11/3/35	200,000	210,085
4.25% 2/6/47	200,000	205,529
4.45% 11/3/45	200,000	211,597
4.50% 10/1/40	100,000	107,854
4.50% 2/6/57	200,000	206,474
4.75% 11/3/55	200,000	214,983
4.875% 12/15/43	800,000	898,034
5.20% 6/1/39	200,000	235,512
5.30% 2/8/41	400,000	475,705
Oracle
1.90% 9/15/21	455,000	447,376
2.25% 10/8/19	300,000	303,784
2.375% 1/15/19	200,000	202,804
2.40% 9/15/23	150,000	146,141
2.50% 5/15/22	1,000,000	997,942
2.50% 10/15/22	550,000	547,643
2.65% 7/15/26	460,000	438,550
2.95% 5/15/25	500,000	494,063
3.85% 7/15/36	150,000	146,858
3.875% 7/15/20	100,000	105,908
3.90% 5/15/35	355,000	351,243
4.00% 7/15/46	150,000	143,465
4.30% 7/8/34	700,000	727,885
4.375% 5/15/55	800,000	783,460
4.50% 7/8/44	500,000	516,270
5.00% 7/8/19	250,000	268,159
5.375% 7/15/40	400,000	465,234
5.75% 4/15/18	375,000	391,543
6.125% 7/8/39	150,000	190,259
6.50% 4/15/38	200,000	263,612

		20,984,252

Specialty Retail–0.26%
Advance Auto Parts
4.50% 1/15/22	100,000	105,155
4.50% 12/1/23	100,000	105,418

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Specialty Retail (continued)
AutoNation
3.35% 1/15/21	50,000	$50,635
4.50% 10/1/25	45,000	46,578
AutoZone
2.875% 1/15/23	100,000	98,788
3.125% 4/21/26	75,000	71,657
4.00% 11/15/20	75,000	78,928
Bed Bath & Beyond
3.749% 8/1/24	50,000	50,254
4.915% 8/1/34	530,000	500,934
Home Depot
2.00% 6/15/19	900,000	907,263
2.00% 4/1/21	250,000	249,005
2.125% 9/15/26	155,000	144,011
2.25% 9/10/18	143,000	144,604
2.70% 4/1/23	150,000	151,525
3.00% 4/1/26	125,000	124,928
3.35% 9/15/25	265,000	272,828
3.50% 9/15/56	135,000	118,209
3.75% 2/15/24	200,000	212,085
4.20% 4/1/43	150,000	154,927
4.25% 4/1/46	100,000	104,387
4.40% 4/1/21	100,000	108,436
4.875% 2/15/44	96,000	109,006
5.40% 9/15/40	100,000	120,347
5.875% 12/16/36	350,000	443,634
5.95% 4/1/41	100,000	128,208
Lowe’s
3.12% 4/15/22	100,000	103,253
3.375% 9/15/25	120,000	122,692
3.70% 4/15/46	200,000	186,345
3.875% 9/15/23	200,000	212,903
4.25% 9/15/44	250,000	253,529
4.375% 9/15/45	45,000	46,742
4.625% 4/15/20	150,000	160,099
4.65% 4/15/42	100,000	106,944
5.00% 9/15/43	300,000	341,063
5.80% 10/15/36	200,000	244,070
5.80% 4/15/40	20,000	24,420
6.65% 9/15/37	100,000	134,501
O’Reilly Automotive
3.55% 3/15/26	150,000	149,759
3.80% 9/1/22	100,000	103,928
4.875% 1/14/21	45,000	48,176
QVC 4.375% 3/15/23	600,000	602,509
Signet UK Finance 4.70% 6/15/24	50,000	48,474
TJX
2.25% 9/15/26	250,000	229,870
2.50% 5/15/23	100,000	98,547

		7,819,574

LVIP SSGA Bond Index Fund–47

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Technology Hardware, Storage & Peripherals–0.66%
Apple
1.00% 5/3/18	750,000	$747,851
1.10% 8/2/19	250,000	247,115
1.55% 2/7/20	950,000	944,709
1.55% 8/4/21	250,000	242,695
1.70% 2/22/19	85,000	85,360
1.90% 2/7/20	150,000	150,499
2.00% 5/6/20	100,000	100,617
2.10% 5/6/19	250,000	252,791
2.15% 2/9/22	250,000	247,628
2.25% 2/23/21	500,000	501,789
2.40% 5/3/23	822,000	808,938
2.45% 8/4/26	250,000	236,779
2.50% 2/9/22	150,000	150,766
2.50% 2/9/25	250,000	242,116
2.70% 5/13/22	100,000	101,315
2.85% 2/23/23	450,000	454,616
3.20% 5/13/25	150,000	151,700
3.25% 2/23/26	415,000	419,701
3.35% 2/9/27	200,000	202,641
3.45% 5/6/24	350,000	362,080
3.45% 2/9/45	125,000	111,705
3.85% 5/4/43	350,000	336,129
3.85% 8/4/46	635,000	607,313
4.25% 2/9/47	25,000	25,465
4.375% 5/13/45	100,000	102,701
4.45% 5/6/44	600,000	621,943
4.50% 2/23/36	250,000	270,613
4.65% 2/23/46	530,000	570,070
Diamond 1 Finance
#144A 3.48% 6/1/19	765,000	784,311
#144A 4.42% 6/15/21	900,000	942,053
#144A 5.45% 6/15/23	905,000	977,766
#144A 6.02% 6/15/26	250,000	273,021
#144A 8.10% 7/15/36	135,000	169,990
#144A 8.35% 7/15/46	130,000	168,429
Hewlett Packard Enterprise
2.85% 10/5/18	650,000	658,073
3.60% 10/15/20	550,000	566,065
4.90% 10/15/25	450,000	468,224
6.20% 10/15/35	250,000	262,821
6.35% 10/15/45	250,000	258,293
HP
4.30% 6/1/21	200,000	210,744
4.375% 9/15/21	150,000	158,791
4.65% 12/9/21	350,000	375,385
6.00% 9/15/41	305,000	311,164
HP Enterprise Services 7.45% 10/15/29	25,000	30,150
International Business Machines
1.625% 5/15/20	550,000	546,028
1.80% 5/17/19	500,000	502,358
1.875% 8/1/22	600,000	580,873

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Technology Hardware, Storage & Peripherals (continued)
International Business Machines (continued)
1.90% 1/27/20	150,000	$150,562
1.95% 2/12/19	200,000	201,531
2.50% 1/27/22	150,000	151,196
2.875% 11/9/22	150,000	151,863
2.90% 11/1/21	150,000	153,910
3.30% 1/27/27	100,000	100,826
3.45% 2/19/26	150,000	153,773
4.00% 6/20/42	200,000	200,583
5.60% 11/30/39	210,000	259,226
5.875% 11/29/32	120,000	151,859
7.625% 10/15/18	300,000	326,985

		19,544,498

Textiles, Apparel & Luxury Goods–0.02%
NIKE
2.25% 5/1/23	100,000	98,515
2.375% 11/1/26	150,000	140,568
3.375% 11/1/46	100,000	88,721
3.625% 5/1/43	100,000	92,849
3.875% 11/1/45	100,000	96,698
Ralph Lauren 2.125% 9/26/18	50,000	50,368

		567,719

Tobacco–0.26%
Altria Group
2.625% 1/14/20	1,000,000	1,013,401
2.625% 9/16/26	145,000	137,388
2.85% 8/9/22	200,000	200,653
3.875% 9/16/46	200,000	186,187
4.00% 1/31/24	89,000	93,729
4.50% 5/2/43	100,000	101,812
4.75% 5/5/21	200,000	216,856
5.375% 1/31/44	63,000	72,125
9.70% 11/10/18	119,000	133,478
Philip Morris International
1.375% 2/25/19	65,000	64,501
1.625% 2/21/19	100,000	99,673
1.875% 1/15/19	500,000	501,125
1.875% 2/25/21	100,000	98,143
2.00% 2/21/20	100,000	99,792
2.125% 5/10/23	50,000	47,724
2.625% 2/18/22	75,000	75,000
2.75% 2/25/26	100,000	96,236
2.90% 11/15/21	250,000	253,178
3.375% 8/11/25	100,000	101,062
3.60% 11/15/23	600,000	621,532
4.125% 3/4/43	150,000	145,068
4.25% 11/10/44	85,000	84,290
4.375% 11/15/41	200,000	201,314
4.50% 3/26/20	100,000	106,873

LVIP SSGA Bond Index Fund–48

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Tobacco (continued)
Philip Morris International (continued)
4.50% 3/20/42	100,000	$102,058
5.65% 5/16/18	300,000	313,729
6.375% 5/16/38	150,000	190,921
Reynolds American
2.30% 6/12/18	460,000	462,898
3.25% 6/12/20	49,000	50,315
4.00% 6/12/22	490,000	514,891
4.45% 6/12/25	105,000	110,709
4.85% 9/15/23	225,000	244,474
5.70% 8/15/35	50,000	57,331
5.85% 8/15/45	480,000	565,800
6.15% 9/15/43	125,000	151,194
8.125% 6/23/19	100,000	112,799

		7,628,259

Trading Companies & Distributors–0.02%
GATX
2.50% 3/15/19	167,000	168,511
2.60% 3/30/20	100,000	101,389
3.25% 9/15/26	50,000	47,717
3.85% 3/30/27	50,000	49,704
5.20% 3/15/44	50,000	51,215
WW Grainger
3.75% 5/15/46	150,000	142,765
4.60% 6/15/45	55,000	59,499

		620,800

Water Utilities–0.02%
American Water Capital
3.85% 3/1/24	250,000	262,803
4.00% 12/1/46	50,000	50,871
4.30% 12/1/42	100,000	104,734
United Utilities 5.375% 2/1/19	100,000	104,769

		523,177

Wireless Telecommunication Services–0.17%
America Movil
3.125% 7/16/22	200,000	201,998
4.375% 7/16/42	200,000	191,355
5.00% 10/16/19	500,000	535,225
5.00% 3/30/20	200,000	214,673
6.125% 11/15/37	150,000	173,501
6.125% 3/30/40	250,000	293,197
6.375% 3/1/35	25,000	29,468
Rogers Communications
2.90% 11/15/26	200,000	188,758
3.00% 3/15/23	125,000	124,966
3.625% 12/15/25	65,000	65,703
4.10% 10/1/23	300,000	316,139
4.50% 3/15/43	100,000	99,683
5.00% 3/15/44	100,000	107,924
6.80% 8/15/18	150,000	160,151

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Wireless Telecommunication Services (continued)
Rogers Communications (continued)
7.50% 8/15/38	25,000	$33,378
Vodafone Group
2.50% 9/26/22	300,000	293,161
2.95% 2/19/23	225,000	221,384
4.375% 2/19/43	150,000	137,659
5.45% 6/10/19	600,000	642,793
6.15% 2/27/37	700,000	807,134
7.875% 2/15/30	100,000	133,026

		4,971,276

Total Corporate Bonds (Cost $770,464,966)		789,730,865

MUNICIPAL BONDS–0.60%
American Municipal Power, Ohio Taxable Build America Bonds Series B
6.449% 2/15/44	50,000	63,443
7.834% 2/15/41	55,000	79,016
8.084% 2/15/50	800,000	1,234,192
Bay Area Toll Authority, California Toll Bridge Revenue Taxable Build America Bonds
Series F-2 6.263% 4/1/49	200,000	273,176
Series S1 6.918% 4/1/40	100,000	136,068
Series S1 7.043% 4/1/50	100,000	144,578
California State Department of Water Resources Power Supply Revenue Series P 2.00% 5/1/22	100,000	98,045
California State Taxable Build America Bonds
7.30% 10/1/39	1,100,000	1,555,466
7.60% 11/1/40	80,000	119,328
7.625% 3/1/40	85,000	124,562
7.95% 3/1/36	100,000	115,449
California State University Systemwide-Taxable Series B 3.899% 11/1/47	50,000	49,573
California State Various Purposes
6.20% 10/1/19	100,000	111,073
7.50% 4/1/34	325,000	460,779
7.55% 4/1/39	600,000	880,554
Central Puget Sound, Washington Regional Transportation Authority Sales & Use Tax Revenue Taxable Build America Bonds 5.491% 11/1/39	50,000	62,567
Chicago, Illinios Taxable
Series B 7.375% 1/1/33	100,000	101,079
Series B 7.75% 1/1/42	100,000	102,942
Chicago, Illinois Transit Authority Transfer Tax Receipts Revenue
Series A 6.899% 12/1/40	100,000	124,710
Series B 6.899% 12/1/40	40,000	49,884

LVIP SSGA Bond Index Fund–49

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Clark County, Nevada Airport Revenue Taxable Build America Bonds
6.881% 7/1/42	50,000	$55,179
Series C 6.82% 7/1/45	75,000	106,709
Commonwealth of Massachusetts Consolidated Loan Taxable Build America Bonds 5.456% 12/1/39	100,000	124,463
Commonwealth of Massachusetts Taxable Build America Bonds
4.91% 5/1/29	100,000	115,739
Series E 4.20% 12/1/21	100,000	106,697
Connecticut State Taxable Build America Bonds
Series A 5.85% 3/15/32	100,000	120,306
Series D 5.09% 10/1/30	200,000	225,070
Dallas Area, Texas Rapid Transit 5.999% 12/1/44	200,000	257,466
Dallas, Texas Independent School District Taxable Build America Bonds Series C 6.45% 2/15/35 (PSF-GTD)	100,000	114,654
East Bay, California Municipal Utility District Taxable Build America Bonds 5.874% 6/1/40	100,000	124,892
Greater Chicago Metropolitan Water Reclamation District Taxable Build America Bonds 5.72% 12/1/38	150,000	180,738
Illinois State Taxable Pension
4.95% 6/1/23	100,000	102,064
5.10% 6/1/33	800,000	730,736
Kansas Development Finance Authority Series H 4.927% 4/15/45	100,000	107,510
Los Angeles, California Community College District 6.75% 8/1/49	100,000	145,551
Los Angeles, California County Public Works Financing Authority 7.618% 8/1/40	100,000	144,672
Los Angeles, California Unified School District Taxable Build America Bonds 6.758% 7/1/34	315,000	422,985
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Taxable Build America Bonds
Series B 4.053% 7/1/26	10,000	10,369
Series B 6.731% 7/1/43	50,000	66,181
Metropolitan Transportation Authority, New York Revenue Taxable Build America Bonds
5.871% 11/15/39	100,000	121,899
6.668% 11/15/39	130,000	173,586
Series E 6.814% 11/15/40	500,000	673,280
Mississippi State Taxable Build America Bonds Series F 5.245% 11/1/34	100,000	119,521

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Municipal Electric Authority, Georgia Build America Bonds (PLT Vogtle Units 3 & 4 Project)
6.655% 4/1/57	125,000	$140,593
Taxable 6.637% 4/1/57	150,000	168,534
Taxable 7.055% 4/1/57	100,000	109,921
New Jersey Economic Development Authority
Series A 7.425% 2/15/29 (NATL)	225,000	270,909
^Series B 0.623% 2/15/22 (AGM)	200,000	166,756
New Jersey State Transportation Trust Fund Authority Taxable Build America Bonds
6.561% 12/15/40	100,000	108,849
Series C 5.754% 12/15/28	100,000	104,003
Series C 6.104% 12/15/28	200,000	208,238
New Jersey State Turnpike Authority Revenue Taxable Build America Bonds
Series A 7.102% 1/1/41	350,000	488,810
Series F 7.414% 1/1/40	90,000	129,564
New York City, New York 5.517% 10/1/37	85,000	103,087
New York City, New York Municipal Water Finance Authority Taxable Build America Bonds
5.724% 6/15/42	65,000	83,090
5.75% 6/15/41	100,000	128,642
5.952% 6/15/42	100,000	131,770
6.011% 6/15/42	35,000	46,199
New York City, New York Taxable Build America Bonds
Series A2 5.206% 10/1/31	100,000	116,004
Series F-1 6.271% 12/1/37	100,000	131,045
New York City, New York Transitional Finance Authority 5.508% 8/1/37	200,000	242,670
New York City, New York Transitional Finance Authority Taxable Build America Bonds 5.572% 11/1/38	65,000	79,050
New York State Dormitory Authority Taxable Build America Bonds 5.60% 3/15/40	100,000	123,109
New York State Urban Development Taxable Build America Bonds 5.77% 3/15/39	50,000	60,817
Ohio State University Taxable Series A 3.798% 12/1/46	100,000	98,254
Ohio State University Taxable Build America Bonds Series C 4.91% 6/1/40	100,000	116,163
Oregon School Boards Association Taxable Pension Series B 5.55% 6/30/28 (NATL)	250,000	293,427
Oregon State Department of Transportation Taxable Series A Sub-Lien 5.834% 11/15/34	75,000	94,963

LVIP SSGA Bond Index Fund–50

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Pennsylvania State Public School Building Authority Revenue Qualified School Construction Bond Taxable (Direct Subsidiary) Series A 5.00% 9/15/27	100,000	$106,755
Pennsylvania State Turnpike Commission Revenue Taxable Build America Bonds Series B 5.511% 12/1/45	150,000	182,136
Port Authority of New York & New Jersey Consolidated
Series 165th 5.647% 11/1/40	250,000	309,725
Series 168th 4.926% 10/1/51	350,000	399,745
Series 174th 4.458% 10/1/62	250,000	263,697
Series 181st 4.96% 8/1/46	155,000	175,913
Series 192nd 4.81% 10/15/65	250,000	273,830
Rutgers State University of New Jersey/New Brunswick Taxable Build America Bonds 5.665% 5/1/40	155,000	184,625
Salt River, Arizona Project Agricultural Improvement & Power District 4.839% 1/1/41	60,000	69,233
San Antonio, Texas Electric & Gas Taxable Build America Bonds
4.427% 2/1/42	250,000	268,927
5.985% 2/1/39	50,000	64,358
San Diego County, California Regional Transportation Commission 5.911% 4/1/48	100,000	127,784
San Diego County, California Water Authority Financing Agency Revenue Taxable Build America Bonds Series B 6.138% 5/1/49	100,000	130,674
South Carolina State Public Service Authority Taxable Obligations Series D 2.388% 12/1/23	150,000	137,789
Texas State Taxable Build America Bonds 5.517% 4/1/39	100,000	126,062
Texas State Transportation Commission 1st Tier 5.178% 4/1/30	200,000	234,898
University of California Build America Bonds Series H 6.548% 5/15/48	100,000	131,061
University of California Taxable
Series AD 4.858% 5/15/12	250,000	245,995
Series AQ 4.767% 5/15/15	250,000	239,973
University of Texas System Revenue Taxable Build America Bonds Series C 4.794% 8/15/46	90,000	103,932
Utah State Taxable Build America Bonds Series B 3.539% 7/1/25	100,000	104,958

	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Utah State Taxable Build America Bonds (continued)
Series D 4.554% 7/1/24	60,000	$66,197

Total Municipal Bonds (Cost $15,588,666)		17,929,485

NON-AGENCY ASSET-BACKED SECURITIES–0.43%
Ally Master Owner Trust Series 2015-2 A2 1.83% 1/15/21	700,000	700,596
American Express Credit Account Master Trust Series 2017-1 A 1.93% 9/15/22	1,000,000	1,002,024
BMW Vehicle Lease Trust Series 2017-1 A3 1.98% 5/20/20	750,000	752,798
Capital One Multi-Asset Execution Trust Series 2015-A2 A2 2.08% 3/15/23	1,600,000	1,604,793
CarMax Auto Owner Trust Series 2015-3 A3 1.63% 5/15/20	1,500,000	1,501,217
Chase Issuance Trust Series 2014-A2 A2 2.77% 3/15/23	1,100,000	1,123,158
Citibank Credit Card Issuance Trust
Series 2007-A3 A3 6.15% 6/15/39	750,000	978,756
Series 2014-A5 A5 2.68% 6/7/23	1,000,000	1,018,600
Discover Card Execution Note Trust Series 2014-A4 A4 2.12% 12/15/21	1,000,000	1,008,488
Honda Auto Receivables Owner Trust Series 2016-1 A4 1.38% 4/18/22	1,285,000	1,275,509
Santander Drive Auto Receivables Trust
Series 2014-3 D 2.65% 8/17/20	860,000	866,621
Series 2015-2 C 2.44% 4/15/21	1,000,000	1,005,613

Total Non-Agency Asset-Backed Securities (Cost $12,786,679)		12,838,173

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.03%
Citigroup Commercial Mortgage Trust
Series 2012-GC8 A4 3.024% 9/10/45	1,250,000	1,275,126
Series 2013-GC11 AS 3.422% 4/10/46	770,000	782,968
Series 2013-GC15 A3 4.095% 9/10/46	800,000	851,116
•Series 2015-GC33 B 4.571% 9/10/58	500,000	528,801
COMM Mortgage Trust
Series 2013-LC6 AM 3.282% 1/10/46	1,000,000	1,009,951
Series 2014-CR17 A5 3.977% 5/10/47	1,365,000	1,440,256
Series 2014-UBS3 A4 3.819% 6/10/47	1,500,000	1,558,376
Series 2015-CR26 A3 3.359% 10/10/48	1,000,000	1,008,026
Series 2015-LC21 A4 3.708% 7/10/48	1,000,000	1,032,278
◆Commercial Mortgage Pass Through Certificates Series 2014-CR14 A3 3.955% 2/10/47	545,000	573,902
GS Mortgage Securities Trust
Series 2013-GC12 A3 2.86% 6/10/46	1,500,000	1,505,848
Series 2015-GC28 A5 3.396% 2/10/48	1,500,000	1,519,719
JPMBB Commercial Mortgage Securities Trust
•Series 2013-C14 AS 4.409% 8/15/46	1,475,000	1,567,923

LVIP SSGA Bond Index Fund–51

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust (continued)
Series 2016-C1 A5 3.576% 3/15/49	2,000,000	$2,047,289
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C10 ASB 2.702% 12/15/47	1,000,000	1,014,037
Series 2016-JP2 B 3.46% 8/15/49	1,163,000	1,142,297
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C9 A4 3.102% 5/15/46	725,000	733,638
Series 2013-C11 A2 3.085% 8/15/46	621,495	630,903
Series 2014-C17 A2 3.119% 8/15/47	1,000,000	1,022,922
Series 2015-C24 A4 3.732% 5/15/48	1,250,000	1,295,431
Series 2015-C25 ASB 3.383% 10/15/48	800,000	824,426
Morgan Stanley Capital I Trust Series 2015-MS1 A3 3.51% 5/15/48	500,000	512,511
UBS-Barclays Commercial Mortgage Trust Series 2012-C2 A4 3.525% 5/10/63	1,000,000	1,041,695
Wells Fargo Commercial Mortgage Trust
•Series 2013-LC12 B 4.296% 7/15/46	400,000	417,500
Series 2015-C30 A3 3.411% 9/15/58	500,000	505,252
Series 2015-C30 A4 3.664% 9/15/58	1,000,000	1,027,785
Series 2015-P2 A4 3.809% 12/15/48	665,000	692,453
WFRBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45	940,000	950,268
•Series 2013-C15 C 4.48% 8/15/46	1,000,000	1,022,708
Series 2014-C22 A5 3.752% 9/15/57	1,000,000	1,038,239

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $30,709,697)		30,573,644

ΔREGIONAL BONDS–0.23%
Canada–0.23%
Province of British Columbia Canada
2.00% 10/23/22	150,000	147,311
6.50% 1/15/26	100,000	126,575
7.25% 9/1/36	100,000	150,931
Province of Manitoba Canada 2.10% 9/6/22	63,000	62,112
Province of New Brunswick Canada 2.75% 6/15/18	200,000	203,082
Province of Ontario Canada
1.625% 1/18/19	900,000	900,131
1.65% 9/27/19	100,000	99,672
1.875% 5/21/20	500,000	498,682
2.00% 9/27/18	300,000	301,611
2.40% 2/8/22	750,000	753,340
2.45% 6/29/22	150,000	150,559
3.00% 7/16/18	200,000	203,955
4.00% 10/7/19	200,000	210,704
4.40% 4/14/20	400,000	428,714

	Principal Amount°	Value (U.S. $)

ΔREGIONAL BONDS (continued)
Canada (continued)
Province of Quebec Canada
2.50% 4/20/26	1,000,000	$978,536
2.625% 2/13/23	350,000	353,249
3.50% 7/29/20	300,000	314,707
4.625% 5/14/18	200,000	207,083
7.50% 7/15/23	200,000	251,087
7.50% 9/15/29	175,000	248,838
Province of Saskatchewan Canada 8.50% 7/15/22	100,000	126,631

		6,717,510

Japan–0.00%
Japan Finance Organization for Municipalities 4.00% 1/13/21	100,000	105,249

		105,249

Total Regional Bonds (Cost $6,685,232)		6,822,759

ΔSOVEREIGN BONDS–1.36%
Canada–0.08%
Canada Government International Bond 1.625% 2/27/19	1,000,000	1,005,631
Export Development Canada
1.25% 12/10/18	80,000	80,217
1.50% 5/26/21	200,000	196,095
1.75% 7/21/20	1,000,000	999,742

		2,281,685

Chile–0.03%
Chile Government International Bonds
2.25% 10/30/22	100,000	98,240
3.125% 1/21/26	826,000	840,868

		939,108

Colombia–0.12%
Colombia Government International Bonds
2.625% 3/15/23	700,000	674,625
4.00% 2/26/24	250,000	257,875
5.00% 6/15/45	500,000	504,000
6.125% 1/18/41	200,000	229,000
7.375% 3/18/19	700,000	773,150
7.375% 9/18/37	500,000	640,500
8.125% 5/21/24	250,000	319,313

		3,398,463

Hungary–0.10%
Hungary Government International Bonds
5.375% 3/25/24	700,000	780,279
6.375% 3/29/21	1,150,000	1,297,332
7.625% 3/29/41	700,000	1,018,461

		3,096,072

LVIP SSGA Bond Index Fund–52

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Iraq–0.02%
Iraq Government Aid Bond 2.149% 1/18/22	695,000	$695,359

		695,359

Israel–0.04%
Israel Government AID Bond 5.50% 4/26/24	200,000	238,262
Israel Government International Bonds
2.875% 3/16/26	200,000	196,305
3.15% 6/30/23	200,000	203,100
4.00% 6/30/22	150,000	159,432
4.50% 1/30/43	200,000	206,265
5.125% 3/26/19	175,000	186,621

		1,189,985

Italy–0.04%
Italy Government International Bonds
5.375% 6/15/33	800,000	878,124
6.875% 9/27/23	350,000	409,432

		1,287,556

Japan–0.11%
Japan Bank for International Cooperation
1.75% 7/31/18	500,000	500,299
1.75% 11/13/18	500,000	499,137
1.75% 5/29/19	200,000	198,828
1.875% 4/20/21	300,000	293,863
2.00% 11/4/21	200,000	195,324
2.25% 11/4/26	200,000	189,015
2.375% 4/20/26	300,000	288,022
2.50% 5/28/25	700,000	684,519
3.375% 7/31/23	200,000	208,578
Japan International Cooperation Agency 2.125% 10/20/26	200,000	187,006

		3,244,591

Mexico–0.24%
Mexico Government International Bonds
3.50% 1/21/21	420,000	436,590
3.60% 1/30/25	1,400,000	1,400,000
3.625% 3/15/22	868,000	894,908
4.00% 10/2/23	550,000	567,875
4.125% 1/21/26	285,000	293,693
4.15% 3/28/27	370,000	376,753
4.35% 1/15/47	200,000	184,500
4.75% 3/8/44	1,000,000	975,000
5.75% 10/12/10	800,000	800,000
6.05% 1/11/40	475,000	544,469
6.75% 9/27/34	500,000	627,160

		7,100,948

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Panama–0.06%
Panama Government International Bonds
3.875% 3/17/28	300,000	$306,000
5.20% 1/30/20	800,000	866,000
6.70% 1/26/36	200,000	253,000
7.125% 1/29/26	100,000	126,625
8.875% 9/30/27	100,000	141,375
9.375% 4/1/29	100,000	147,000

		1,840,000

Peru–0.06%
Peruvian Government International Bonds
4.125% 8/25/27	350,000	378,000
5.625% 11/18/50	100,000	119,375
6.55% 3/14/37	500,000	648,125
7.125% 3/30/19	225,000	247,500
7.35% 7/21/25	100,000	129,750
8.75% 11/21/33	200,000	303,000

		1,825,750

Philippines–0.15%
Philippine Government International Bonds
3.70% 2/2/42	200,000	198,043
3.95% 1/20/40	500,000	515,924
5.00% 1/13/37	500,000	584,812
7.75% 1/14/31	1,000,000	1,429,921
8.375% 6/17/19	1,000,000	1,143,286
9.50% 2/2/30	300,000	475,147

		4,347,133

Poland–0.08%
Poland Government International Bonds
3.00% 3/17/23	250,000	249,919
3.25% 4/6/26	400,000	397,422
5.00% 3/23/22	500,000	549,685
5.125% 4/21/21	700,000	767,676
6.375% 7/15/19	380,000	417,288

		2,381,990

Republic of Korea–0.03%
Korea International Bonds
2.75% 1/19/27	500,000	492,237
3.875% 9/11/23	200,000	214,530
7.125% 4/16/19	200,000	221,560

		928,327

South Africa–0.07%
South Africa Government International Bonds
4.30% 10/12/28	200,000	188,205
4.665% 1/17/24	250,000	253,657
5.00% 10/12/46	200,000	186,121
5.375% 7/24/44	500,000	491,967
5.875% 5/30/22	100,000	109,353

LVIP SSGA Bond Index Fund–53

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
South Africa (continued)
South Africa Government International Bonds (continued)
5.875% 9/16/25	200,000	$215,708
6.25% 3/8/41	100,000	109,626
6.875% 5/27/19	500,000	544,200

		2,098,837

Sweden–0.04%
Svensk Exportkredit
1.125% 4/5/18	300,000	299,337
1.25% 4/12/19	600,000	595,118
1.875% 6/23/20	400,000	399,144

		1,293,599

Ukraine–0.03%
Ukraine Government AID Bond
1.847% 5/29/20	753,000	756,896

		756,896

Uruguay–0.06%
Uruguay Government International Bonds
4.375% 10/27/27	300,000	314,700
5.10% 6/18/50	1,000,000	963,750
7.625% 3/21/36	250,000	325,587
8.00% 11/18/22	200,000	244,250

		1,848,287

Total Sovereign Bonds (Cost $39,979,377)		40,554,586

SUPRANATIONAL BANKS–1.79%
African Development Bank
1.00% 5/15/19	400,000	395,366
1.125% 3/4/19	600,000	596,538
1.125% 9/20/19	400,000	395,180
1.375% 12/17/18	129,000	128,919
1.875% 3/16/20	500,000	502,381
Asian Development Bank
1.00% 8/16/19	100,000	98,750
1.375% 1/15/19	800,000	799,634
1.375% 3/23/20	200,000	198,206
1.50% 9/28/18	400,000	400,848
1.625% 3/16/21	400,000	395,169
1.75% 9/11/18	500,000	502,951
1.75% 3/21/19	350,000	352,031
1.75% 1/10/20	2,000,000	2,009,470
1.75% 8/14/26	100,000	93,301
1.875% 4/12/19	300,000	302,414
1.875% 2/18/22	600,000	593,954
2.00% 4/24/26	600,000	573,679
2.625% 1/12/27	1,000,000	1,008,904
5.593% 7/16/18	700,000	734,388

	Principal Amount°	Value (U.S. $)

SUPRANATIONAL BANKS (continued)
Corp Andina de Fomento
2.00% 5/10/19	300,000	$299,624
4.375% 6/15/22	250,000	267,067
8.125% 6/4/19	140,000	156,727
Council of Europe Development Bank
1.125% 5/31/18	300,000	299,288
1.75% 11/14/19	400,000	400,498
1.875% 1/27/20	450,000	452,916
European Bank for Reconstruction & Development
0.875% 7/22/19	100,000	98,314
1.00% 6/15/18	250,000	249,110
1.00% 9/17/18	150,000	149,119
1.50% 3/16/20	250,000	248,120
1.625% 11/15/18	500,000	501,681
1.875% 2/23/22	400,000	394,900
European Investment Bank
1.00% 6/15/18	1,000,000	996,121
1.125% 8/15/19	200,000	197,717
1.25% 5/15/19	500,000	496,885
1.25% 12/16/19	1,000,000	988,161
1.625% 3/16/20	1,500,000	1,492,025
1.625% 6/15/21	600,000	589,618
1.75% 6/17/19	1,500,000	1,504,557
1.875% 3/15/19	500,000	503,129
2.00% 3/15/21	800,000	800,389
2.25% 8/15/22	1,000,000	998,911
2.375% 6/15/22	1,000,000	1,009,639
2.50% 4/15/21	1,500,000	1,526,448
2.875% 9/15/20	350,000	360,944
3.25% 1/29/24	1,400,000	1,467,876
4.00% 2/16/21	400,000	429,721
4.875% 2/15/36	700,000	872,073
FMS Wertmanagement
1.375% 6/8/21	500,000	485,520
1.625% 11/20/18	500,000	501,633
Inter-American Development Bank
1.00% 5/13/19	300,000	297,112
1.25% 9/14/21	700,000	677,361
1.375% 7/15/20	1,250,000	1,233,787
1.75% 8/24/18	500,000	502,899
1.875% 3/15/21	500,000	498,800
2.00% 6/2/26	250,000	238,744
2.125% 11/9/20	400,000	403,610
3.00% 10/4/23	500,000	520,607
3.00% 2/21/24	400,000	415,097
3.20% 8/7/42	100,000	96,403
3.875% 2/14/20	200,000	211,952
3.875% 10/28/41	100,000	109,127
4.375% 1/24/44	56,000	65,640
International Bank for Reconstruction & Development
0.875% 7/19/18	2,000,000	1,989,536

LVIP SSGA Bond Index Fund–54

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

SUPRANATIONAL BANKS (continued)
International Bank for Reconstruction & Development (continued)
0.875% 8/15/19	1,000,000	$984,523
1.00% 10/5/18	1,400,000	1,393,105
1.125% 11/27/19	1,000,000	987,182
1.25% 7/26/19	500,000	496,588
1.375% 5/24/21	300,000	292,723
1.375% 9/20/21	300,000	291,664
1.625% 3/9/21	1,000,000	987,538
1.625% 2/10/22	600,000	587,392
1.875% 3/15/19	1,000,000	1,008,125
1.875% 10/7/19	700,000	704,417
1.875% 4/21/20	1,000,000	1,005,557
2.125% 11/1/20	1,000,000	1,008,497
2.125% 2/13/23	100,000	99,019
2.50% 11/25/24	900,000	902,537
2.50% 7/29/25	1,200,000	1,196,796
4.75% 2/15/35	50,000	60,915
7.625% 1/19/23	100,000	128,786
International Finance
0.875% 6/15/18	1,000,000	995,151
1.125% 7/20/21	200,000	192,779
1.25% 11/27/18	156,000	155,781
1.625% 7/16/20	700,000	697,555
1.75% 9/16/19	400,000	401,879
1.75% 3/30/20	1,500,000	1,500,231
Nordic Investment Bank
0.875% 9/27/18	300,000	297,922
1.125% 2/25/19	600,000	595,983
2.25% 9/30/21	200,000	201,461

Total Supranational Banks (Cost $53,193,071)		53,255,595

U.S. TREASURY OBLIGATIONS–36.53%
U.S. Treasury Bonds
2.25% 8/15/46	8,000,000	6,770,944
2.50% 2/15/45	12,900,000	11,594,378
2.50% 2/15/46	6,950,000	6,230,432
2.50% 5/15/46	7,200,000	6,448,500
2.75% 8/15/42	2,600,000	2,479,495
2.75% 11/15/42	3,500,000	3,333,543
2.875% 5/15/43	13,500,000	13,147,475
2.875% 8/15/45	1,200,000	1,164,047
3.00% 5/15/42	2,850,000	2,849,721
3.00% 11/15/45	8,100,000	8,051,902
3.00% 2/15/47	8,700,000	8,670,603
3.125% 11/15/41	4,000,000	4,094,452
3.125% 2/15/42	3,050,000	3,121,306
3.125% 2/15/43	9,000,000	9,181,053
3.125% 8/15/44	21,000,000	21,413,847
3.50% 2/15/39	2,650,000	2,917,433
3.625% 8/15/43	5,000,000	5,568,555

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
3.625% 2/15/44	3,000,000	$3,343,419
3.75% 8/15/41	3,850,000	4,366,816
3.875% 8/15/40	3,750,000	4,336,597
4.25% 11/15/40	4,000,000	4,883,592
4.375% 5/15/40	2,500,000	3,104,835
4.375% 5/15/41	2,750,000	3,424,393
4.50% 8/15/39	3,350,000	4,232,189
4.625% 2/15/40	4,100,000	5,267,778
4.75% 2/15/41	3,750,000	4,910,524
5.00% 5/15/37	3,000,000	4,035,702
5.25% 11/15/28	500,000	639,121
5.375% 2/15/31	500,000	667,842
5.50% 8/15/28	500,000	649,424
6.125% 11/15/27	800,000	1,076,656
6.125% 8/15/29	300,000	415,623
U.S. Treasury Notes
0.625% 4/30/18	500,000	497,451
0.625% 6/30/18	2,000,000	1,987,578
0.75% 4/30/18	10,000,000	9,962,300
0.75% 10/31/18	23,900,000	23,734,755
0.75% 8/15/19	14,000,000	13,804,224
0.875% 7/31/19	6,000,000	5,937,186
1.00% 5/31/18	2,300,000	2,297,035
1.00% 11/30/18	35,000,000	34,884,465
1.00% 11/30/19	28,500,000	28,192,741
1.125% 1/31/19	13,000,000	12,975,625
1.125% 2/28/19	5,000,000	4,989,260
1.125% 5/31/19	2,000,000	1,992,890
1.125% 4/30/20	17,000,000	16,787,500
1.125% 6/30/21	7,000,000	6,798,337
1.125% 8/31/21	12,000,000	11,627,112
1.25% 11/30/18	3,000,000	3,002,344
1.25% 3/31/19	15,000,000	14,998,530
1.25% 3/31/21	10,000,000	9,795,120
1.375% 6/30/18	3,000,000	3,009,024
1.375% 7/31/18	32,000,000	32,096,864
1.375% 9/30/18	2,000,000	2,006,132
1.375% 11/30/18	3,000,000	3,008,790
1.375% 12/31/18	3,500,000	3,509,503
1.375% 1/31/20	23,000,000	22,941,603
1.375% 2/29/20	10,000,000	9,963,480
1.375% 3/31/20	18,000,000	17,924,760
1.375% 8/31/20	15,000,000	14,863,185
1.375% 1/31/21	14,000,000	13,805,582
1.375% 6/30/23	9,400,000	8,982,508
1.50% 8/31/18	6,000,000	6,027,774
1.50% 12/31/18	18,300,000	18,388,645
1.50% 5/31/20	7,000,000	6,983,459
1.50% 2/28/23	12,000,000	11,602,500
1.50% 3/31/23	4,500,000	4,345,403
1.50% 8/15/26	11,000,000	10,178,872

LVIP SSGA Bond Index Fund–55

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
1.625% 6/30/19	16,000,000	$16,106,560
1.625% 8/31/19	11,000,000	11,067,034
1.625% 11/30/20	11,000,000	10,969,277
1.625% 11/15/22	16,750,000	16,367,229
1.625% 5/31/23	16,000,000	15,533,440
1.625% 10/31/23	18,000,000	17,397,774
1.625% 2/15/26	11,000,000	10,344,081
1.625% 5/15/26	6,500,000	6,098,196
1.75% 10/31/18	2,000,000	2,017,734
1.75% 12/31/20	8,000,000	8,007,032
1.75% 5/15/22	9,000,000	8,905,959
1.75% 5/15/23	25,000,000	24,462,400
1.875% 2/28/22	4,000,000	3,991,876
1.875% 3/31/22	15,000,000	14,962,800
2.00% 9/30/20	14,000,000	14,164,066
2.00% 8/31/21	5,000,000	5,028,320
2.00% 11/15/21	4,700,000	4,722,306
2.00% 2/15/22	8,000,000	8,034,840
2.00% 2/15/23	14,150,000	14,079,533
2.00% 2/15/25	11,000,000	10,759,155
2.00% 11/15/26	5,000,000	4,830,860
2.125% 8/31/20	19,000,000	19,302,062
2.125% 8/15/21	7,500,000	7,589,647
2.125% 12/31/22	3,000,000	3,007,734
2.125% 11/30/23	22,000,000	21,927,818
2.125% 2/29/24	12,000,000	11,936,952
2.25% 7/31/18	3,000,000	3,043,770
2.25% 3/31/21	7,700,000	7,837,761
2.25% 4/30/21	10,000,000	10,177,340
2.25% 11/15/25	15,000,000	14,873,145
2.25% 2/15/27	10,000,000	9,873,630
2.375% 5/31/18	4,000,000	4,057,032
2.375% 6/30/18	3,000,000	3,045,702
2.375% 8/15/24	35,000,000	35,286,440
2.50% 8/15/23	18,250,000	18,622,483
2.625% 4/30/18	3,000,000	3,048,867
2.625% 8/15/20	6,000,000	6,193,944
2.625% 11/15/20	6,500,000	6,712,771
2.75% 2/15/19	5,000,000	5,140,820
2.75% 11/15/23	5,000,000	5,177,635
2.75% 2/15/24	31,000,000	32,083,791
3.125% 5/15/19	4,000,000	4,152,812
3.125% 5/15/21	3,500,000	3,682,725
3.375% 11/15/19	6,500,000	6,830,460

	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
3.50% 5/15/20	4,000,000	$4,236,248
3.625% 8/15/19	5,500,000	5,793,155
3.625% 2/15/20	6,000,000	6,363,984
3.625% 2/15/21	9,000,000	9,637,209
3.75% 11/15/18	3,630,000	3,778,674
3.875% 5/15/18	4,850,000	4,999,855
4.00% 8/15/18	5,550,000	5,767,338
6.00% 2/15/26	750,000	969,668
6.25% 8/15/23	1,600,000	1,994,374
6.625% 2/15/27	750,000	1,029,521
6.75% 8/15/26	500,000	684,531
6.875% 8/15/25	1,000,000	1,349,160
7.125% 2/15/23	1,000,000	1,280,117
7.25% 8/15/22	500,000	633,135
7.50% 11/15/24	500,000	685,097
7.625% 11/15/22	500,000	648,057
7.625% 2/15/25	500,000	693,945
7.875% 2/15/21	750,000	921,445
8.00% 11/15/21	1,700,000	2,158,536
8.125% 8/15/19	750,000	868,183
8.125% 5/15/21	500,000	625,019
8.125% 8/15/21	700,000	883,723
8.50% 2/15/20	150,000	179,748
8.75% 5/15/20	900,000	1,096,752
8.75% 8/15/20	800,000	986,625
8.875% 2/15/19	750,000	857,681
9.125% 5/15/18	250,000	272,412

Total U.S. Treasury Obligations (Cost $1,079,420,925)		1,087,144,739

	Number of Shares

MONEY MARKET FUND–2.42%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	72,031,652	72,031,652

Total Money Market Fund (Cost $72,031,652)		72,031,652

TOTAL VALUE OF SECURITIES–101.96% (Cost $3,002,034,436)	3,034,325,079
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.96%)	(58,460,222)

NET ASSETS APPLICABLE TO 264,837,696 SHARES OUTSTANDING–100.00%	$2,975,864,857

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2017, the aggregate value of Rule 144A securities was $9,928,370, which represents 0.33% of the Fund’s net assets.

LVIP SSGA Bond Index Fund–56

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of March 31, 2017. Interest rates reset periodically.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

*	Considered an affiliated company. See Note 3 in “Notes.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2017.

Summary of Abbreviations:

AGM–Insured by Assured Guaranty Municipal Corporation

AID–Agency for International Development

GNMA–Government National Mortgage Association

GS–Goldman Sachs

IT–Information Technology

NATL–Insured by the National Public Finance Guarantee Corporation

PSF-GTD–Permanent School Fund Guaranteed

S.F.–Single Family

TBA–To Be Announced

yr–year

See accompanying notes.

LVIP SSGA Bond Index Fund–57

LVIP SSGA Bond Index Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Bond Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (’’NAV’’). Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under the policies adopted by the Fund’s Board of Trustees.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$3,002,034,436

Aggregate unrealized appreciation	$56,670,690
Aggregate unrealized depreciation	(24,380,047)

Net unrealized appreciation	$32,290,643

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP SSGA Bond Index Fund–58

LVIP SSGA Bond Index Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Total

Investments:

Assets:
Agency Commercial Mortgage-Backed Securities	$—	$20,743,238	$$20,743,238
Agency Mortgage-Backed Securities	—	841,155,703	841,155,703
Agency Obligations	—	61,544,640	61,544,640
Corporate Bonds	—	789,730,865	789,730,865
Municipal Bonds	—	17,929,485	17,929,485
Non-Agency Asset-Backed Securities	—	12,838,173	12,838,173
Non-Agency Commercial Mortgage-Backed Securities	—	30,573,644	30,573,644
Regional Bonds	—	6,822,759	6,822,759
Sovereign Bonds	—	40,554,586	40,554,586
Supranational Banks	—	53,255,595	53,255,595
U.S. Treasury Obligations	—	1,087,144,739	1,087,144,739
Money Market Fund	72,031,652	—	72,031,652

Total Investments	$72,031,652	$2,962,293,427	$3,034,325,079

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation. Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/17	Interest Income
Lincoln National	$521,997	$—	$—	$—	$1,078	$523,075	$4,944

4. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP SSGA Bond Index Fund–59

LVIP SSGA Developed International 150 Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–99.03%
Australia–7.24%
Bendigo & Adelaide Bank	727,604	$6,748,498
Boral	1,140,530	5,088,771
Coca-Cola Amatil	785,010	6,489,269
Fortescue Metals Group	1,319,219	6,279,113
GPT Group	1,628,858	6,408,905
Mirvac Group REIT	3,808,918	6,372,929
Scentre Group	1,961,593	6,429,239
Sonic Healthcare	381,905	6,454,072
Telstra	1,799,196	6,405,570
Vicinity Centres	2,981,339	6,446,013
Wesfarmers	188,202	6,480,450

		69,602,829

Austria–1.29%
OMV	161,886	6,370,039
voestalpine	153,640	6,048,026

		12,418,065

Belgium–0.66%
Solvay Class A	52,163	6,374,420

		6,374,420

Canada–0.66%
Magna International	147,500	6,365,398

		6,365,398

Finland–1.93%
Fortum	404,829	6,404,656
Stora Enso Class R	525,400	6,210,303
UPM-Kymmene	253,768	5,961,248

		18,576,207

France–9.25%
AXA	247,195	6,396,228
BNP Paribas	96,286	6,412,679
Carrefour	268,145	6,321,862
Credit Agricole	474,058	6,422,708
Engie	462,753	6,555,870
Fonciere Des Regions	75,751	6,328,322
Gecina	48,071	6,523,089
Orange	397,368	6,174,281
Renault	72,003	6,254,866
Sanofi	70,029	6,321,701
SCOR	166,422	6,290,206
Societe Generale	123,036	6,241,166
TOTAL	125,978	6,372,260
Vinci	78,287	6,205,281

		88,820,519

Germany–3.94%
Allianz	34,335	6,360,552
Bayer	54,406	6,271,257
Bayerische Motoren Werke	69,568	6,346,137
Daimler	82,503	6,090,583

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
K+S	274,790	$6,387,651
Muenchener Rueckversicherungs- Gesellschaft in Muenchen Class R	32,577	6,373,726

		37,829,906

∎Hong Kong–4.72%
CK Hutchison Holdings	499,515	6,144,710
Hang Lung Properties	1,175,000	3,054,108
Hongkong Land Holdings	869,000	6,682,610
Jardine Matheson Holdings	94,800	6,090,900
Link REIT	922,587	6,463,985
New World Development	5,000,690	6,151,528
Sino Land	2,368,324	4,150,624
Swire Pacific Class A	131,376	1,311,816
#WH Group 144A	6,135,721	5,289,755

		45,340,036

Ireland–0.68%
†AerCap Holdings	141,100	6,486,367

		6,486,367

Israel–0.78%
Bezeq The Israeli Telecommunication	2,362,555	4,245,751
Teva Pharmaceutical Industries	97,742	3,213,548

		7,459,299

Italy–3.26%
Assicurazioni Generali	399,002	6,342,264
Atlantia	238,096	6,146,820
Intesa Sanpaolo	2,293,710	6,229,883
Snam	1,468,576	6,351,308
UniCredit	404,547	6,236,197

		31,306,472

Japan–33.73%
Amada Holdings	544,900	6,220,856
Aozora Bank	1,663,000	6,124,405
Asahi Glass	767,000	6,214,264
Astellas Pharma	459,600	6,052,040
Bridgestone	153,788	6,220,312
Brother Industries	296,200	6,185,799
Canon	199,844	6,230,652
Chubu Electric Power	467,278	6,258,075
Dai Nippon Printing	571,000	6,154,675
Daicel	513,600	6,186,451
Daiichi Sankyo	270,463	6,090,459
Denso	137,100	6,030,528
Electric Power Development	265,400	6,210,069
FUJIFILM Holdings	156,100	6,096,495
Hitachi	1,133,631	6,135,028
Honda Motor	203,100	6,113,250
ITOCHU	430,717	6,112,754
Japan Tobacco	184,546	5,997,372

LVIP SSGA Developed International 150 Fund–1

LVIP SSGA Developed International 150 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
JXTG Holdings	1,302,300	$6,395,108
Kajima	928,000	6,051,630
Kirin Holdings	332,600	6,275,275
Konica Minolta	676,200	6,049,539
Kuraray	409,900	6,214,957
Kyocera	111,000	6,183,616
Marubeni	1,000,016	6,157,470
Mazda Motor	436,900	6,290,764
Mebuki Financial	1,411,000	5,639,944
Mitsubishi Chemical Holdings	813,900	6,297,435
Mitsubishi Gas Chemical	304,100	6,315,272
Mitsubishi Materials	201,300	6,093,425
Mitsubishi Tanabe Pharma	299,821	6,242,568
Mizuho Financial Group	3,331,200	6,104,058
NEC	2,522,000	6,071,104
Nippon Express	954,000	4,901,536
Nippon Telegraph & Telephone	139,900	5,971,479
Nissan Motor	620,362	5,981,843
Nomura Research Institute	166,700	6,139,136
Obayashi	654,700	6,121,824
Oji Holdings	1,272,000	5,952,681
Resona Holdings	1,138,834	6,116,131
Sekisui House	371,155	6,104,238
Subaru	167,100	6,128,351
Sumitomo	459,600	6,182,080
Sumitomo Electric Industries	376,100	6,236,240
Sumitomo Heavy Industries	870,000	6,064,134
Sumitomo Mitsui Financial Group	166,200	6,038,615
Sumitomo Mitsui Trust Holdings	177,600	6,157,693
Taisei	843,000	6,140,959
TDK	97,200	6,155,214
Tohoku Electric Power	462,300	6,262,000
Toppan Printing	600,000	6,116,950
Toyota Industries	125,400	6,228,887
Toyota Motor	112,182	6,088,239

		324,103,879

Netherlands–3.88%
Aegon	1,196,104	6,087,814
ING Groep	422,916	6,393,033
Koninklijke Ahold Delhaize	294,012	6,291,859
NN Group	192,127	6,248,239
Randstad Holding	103,235	5,958,092
Royal Dutch Shell Class B	231,014	6,322,761

		37,301,798

New Zealand–0.68%
Fletcher Building	1,124,424	6,558,001

		6,558,001

Norway–2.59%
†Marine Harvest	397,857	6,065,487
Norsk Hydro	1,049,747	6,095,873

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Norway (continued)
Orkla	698,916	$6,259,654
Yara International	166,455	6,409,124

		24,830,138

Portugal–0.70%
EDP - Energias de Portugal	1,993,643	6,752,648

		6,752,648

Singapore–1.98%
Keppel	1,294,378	6,421,692
Singapore Telecommunications	2,251,100	6,308,262
Wilmar International	2,486,458	6,274,580

		19,004,534

Spain–3.30%
Abertis Infraestructuras	390,177	6,285,236
ACS Actividades de Construccion y Servicios	189,008	6,431,108
Banco Bilbao Vizcaya Argentaria	809,770	6,280,281
Banco Santander	1	5
Enagas	242,965	6,311,400
Gas Natural SDG	293,641	6,434,283

		31,742,313

Sweden–2.63%
Investor Class B	152,336	6,412,608
Nordea Bank	551,991	6,301,851
Skanska Class B	264,913	6,238,012
Telefonaktiebolaget LM Ericsson Class B	951,415	6,349,385

		25,301,856

Switzerland–1.96%
Adecco	88,691	6,299,970
Novartis	84,542	6,275,343
Swiss Re	70,017	6,287,655

		18,862,968

United Kingdom–13.17%
3i Group	709,311	6,660,775
AstraZeneca	102,183	6,289,232
Babcock International Group	549,494	6,072,226
Barratt Developments	928,315	6,356,264
Berkeley Group Holdings	156,790	6,299,901
BP	1,114,554	6,389,341
Capita	875,084	6,189,137
Cobham	1	1
Direct Line Insurance Group	1,491,739	6,492,905
HSBC Holdings	754,152	6,150,205
J Sainsbury	1,889,014	6,255,309
Kingfisher	1,555,315	6,354,561
Marks & Spencer Group	1,517,358	6,406,700
Meggitt	1,142,752	6,375,600
Pearson	782,612	6,692,148

LVIP SSGA Developed International 150 Fund–2

LVIP SSGA Developed International 150 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Persimmon	241,772	$6,343,064
Royal Mail	1,198,788	6,383,336
Smith & Nephew	405,158	6,172,689
Tate & Lyle	646,484	6,192,296
Travis Perkins	329,804	6,256,021
Vodafone Group	2,380,014	6,205,375

		126,537,086

Total Common Stock (Cost $927,676,435)		951,574,739

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.56%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	14,976,793	$14,976,793

Total Money Market Fund (Cost $14,976,793)		14,976,793

TOTAL VALUE OF SECURITIES–100.59% (Cost $942,653,228)	966,551,532
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.59%)	(5,689,297)

NET ASSETS APPLICABLE TO 114,429,622 SHARES OUTSTANDING–100.00%	$960,862,235

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2017, the aggregate value of Rule 144A securities was $5,289,755, which represents 0.55% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

∎	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«	Includes $546,216 cash collateral held at broker for futures contracts as of March 31, 2017.

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2017:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BMO	AUD	4,076,550	USD	(3,110,000)	4/4/17	$4,275
BMO	CAD	(6,254,326)	USD	4,690,000	4/5/17	(13,385)
BMO	CHF	(6,501,114)	USD	6,512,290	4/4/17	20,441
BMO	NZD	9,290,000	USD	(6,512,290)	4/4/17	(637)
CITI	DKK	(86,300,000)	USD	12,375,838	4/4/17	(1,647)
CITI	EUR	21,089,370	USD	(22,498,140)	4/3/17	2,892
CITI	EUR	19,935,870	USD	(21,275,838)	4/4/17	(4,607)
CITI	HKD	(175,000,000)	USD	22,498,140	4/3/17	(21,848)
GSC	CHF	(9,403,474)	USD	9,418,758	4/4/17	28,686
GSC	GBP	5,625,000	USD	(7,047,562)	4/4/17	643
GSC	NOK	9,150,000	USD	(1,065,663)	4/4/17	50
GSC	SEK	9,150,000	USD	(1,021,131)	4/4/17	180
JPMC	JPY	(661,757,325)	USD	5,925,000	4/4/17	(19,869)
JPMC	JPY	(815,610,360)	USD	7,291,703	4/5/17	(35,532)
JPMC	SGD	10,200,000	USD	(7,291,703)	4/5/17	223
SCB	ILS	(27,000,000)	USD	7,423,904	4/4/17	(30,546)

Total						$(70,681)

LVIP SSGA Developed International 150 Fund–3

LVIP SSGA Developed International 150 Fund

Schedule of Investments (continued)

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
Equity Contract:
284 E-mini MSCI EAFE Index	$24,717,456	$25,304,400	6/19/17	$586,944

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

AUD–Australian Dollar

BMO–Bank of Montreal

CAD–Canadian Dollar

CHF–Swiss Franc

CITI–Citigroup Global Markets

DKK–Danish Krone

EUR–Euro

GBP–British Pound Sterling

GSC–Goldman Sachs Capital

HKD–Hong Kong Dollar

ILS–Israeli Shekel

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

NOK–Norwegian Krone

NZD–New Zealand Dollar

REIT–Real Estate Investment Trust

SCB–Standard Chartered Bank

SEK–Swedish Krona

SGD–Singapore Dollar

USD–United States Dollar

See accompanying notes.

LVIP SSGA Developed International 150 Fund–4

LVIP SSGA Developed International 150 Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Developed International 150 Fund (the “Fund”) is an investment company in conformity with U.S generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$942,653,228

Aggregate unrealized appreciation	$69,068,366
Aggregate unrealized depreciation	(45,170,062)

Net unrealized appreciation	$23,898,304

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP SSGA Developed International 150 Fund–5

LVIP SSGA Developed International 150 Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Total
Investments:

Assets:
Common Stock	$951,574,739	$ —	$951,574,739
Money Market Fund	14,976,793	—	14,976,793
Total Investments	$966,551,532	$ —	$966,551,532

Derivatives:
Assets:
Foreign Currency Exchange Contracts	$ —	$ 57,390	$ 57,390

Futures Contracts	$ 586,944	$ —	$ 586,944

Liabilities:
Foreign Currency Exchange Contracts	$ —	$ (128,071)	$ (128,071)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at March 31, 2017. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP SSGA Developed International 150 Fund–6

LVIP SSGA Emerging Markets 100 Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–97.89%
Brazil–2.00%
Banco do Brasil	385,026	$4,145,923
BRF	249,500	3,077,108
Cosan Industria e Comercio	97,000	1,204,057
Fibria Celulose	186,900	1,723,568
JBS	1,037,700	3,400,882

		13,551,538

Chile–1.01%
Cencosud	2,216,605	6,811,641

		6,811,641

Czech Republic–1.00%
CEZ	391,727	6,742,728

		6,742,728

Greece–0.18%
OPAP	132,231	1,232,900

		1,232,900

∎Hong Kong–29.30%
Agricultural Bank of China	15,732,000	7,247,064
Bank of China	13,869,100	6,888,596
Bank of Communications	5,655,000	4,395,059
Beijing Enterprises Holdings	1,291,000	6,678,016
Belle International Holdings	9,458,000	6,145,905
Brilliance China Automotive Holdings	2,154,000	3,603,166
China Cinda Asset Management	16,420,809	6,381,116
China CITIC Bank	10,187,000	6,750,698
China Communications Construction	4,667,000	6,581,782
China Construction Bank	8,967,000	7,211,446
China Everbright Bank	12,371,000	6,049,000
China Galaxy Securities	7,164,500	6,609,981
China Merchants Port Holdings	2,420,983	7,087,096
China Minsheng Banking	6,065,000	6,477,450
China Mobile	617,500	6,757,817
China Overseas Land & Investment	2,248,000	6,421,617
China Railway Construction	598,500	848,674
China Resources Power Holdings	3,722,238	6,715,020
China Telecom	14,272,000	6,960,159
CITIC	4,818,000	6,869,129
COSCO SHIPPING Ports	6,114,673	6,750,807
Country Garden Holdings	6,995,733	6,292,244
Dongfeng Motor Group	5,912,000	6,641,158
Great Wall Motor	5,856,500	6,669,243
Guangzhou Automobile Group	4,204,000	6,729,429
Huaneng Power International	10,014,000	6,687,597
Industrial & Commercial Bank of China	10,290,000	6,726,269
Lenovo Group	10,872,000	7,162,664
Longfor Properties	4,145,500	6,817,151
Shimao Property Holdings	896,500	1,423,510
Sinopharm Group	1,406,000	6,522,074

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
∎Hong Kong (continued)
Want Want China Holdings	10,345,000	$7,161,565

		198,262,502

Hungary–1.00%
Richter Gedeon	297,519	6,756,878

		6,756,878

India–0.30%
Oil & Natural Gas	701,764	1,999,328

		1,999,328

Indonesia–0.94%
Indofood Sukses Makmur	10,654,000	6,396,158

		6,396,158

Malaysia–1.02%
Kuala Lumpur Kepong	1,242,400	6,928,580

		6,928,580

Mexico–1.84%
†Fibra Uno Administracion	4,070,711	6,959,818
Wal-Mart de Mexico	2,371,800	5,472,727

		12,432,545

Poland–1.18%
KGHM Polska Miedz	156,824	4,579,321
PGE Polska Grupa Energetyczna	1,177,132	3,383,843

		7,963,164

Qatar–0.55%
Ooredoo	141,000	3,740,793

		3,740,793

Republic of Korea–23.86%
BNK Financial Group	725,730	5,957,437
Dongbu Insurance	122,460	7,008,352
E-MART	8,027	1,475,050
GS Holdings	135,586	7,165,459
Hanwha Chemical	245,716	5,800,682
Hyosung	39,753	4,816,714
Hyundai Glovis	50,260	6,606,653
Hyundai Mobis	31,171	6,703,591
Hyundai Motor	42,514	5,987,620
Hyundai Steel	118,456	6,196,616
Industrial Bank of Korea	564,920	6,162,947
Kangwon Land	207,670	7,093,798
KB Financial Group	153,682	6,733,808
KCC	17,963	5,686,222
Kia Motors	207,110	6,861,688
Korea Electric Power	162,590	6,753,381
KT	213	6,076
†KT ADR	163,286	2,748,104
KT&G	80,363	7,006,521
LG	98,943	6,211,033

LVIP SSGA Emerging Markets 100 Fund–1

LVIP SSGA Emerging Markets 100 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Republic of Korea (continued)
LG Uplus	514,320	$6,576,747
POSCO	27,701	7,208,254
Shinhan Financial Group	157,450	6,561,003
SK Holdings	33,254	7,240,766
SK Innovation	47,186	7,025,368
SK Telecom	31,508	7,100,077
Woori Bank ADR	580,064	6,743,121

		161,437,088

Russia–3.00%
Gazprom ADR	1,329,700	5,943,759
LUKOIL ADR	129,905	6,879,769
RusHydro	49,889,898	843,838
Severstal	45,000	653,595
Surgutneftegas ADR	1,174,647	6,014,193

		20,335,154

South Africa–5.39%
Barclays Africa Group	539,107	5,605,949
Imperial Holdings	478,998	5,890,966
Nedbank Group	181,954	3,275,274
Netcare	2,834,112	5,407,865
Redefine Properties	5,120,558	4,202,169
Sasol	239,351	6,968,274
SPAR Group	394,880	5,128,988

		36,479,485

Taiwan–17.21%
Asustek Computer	719,000	7,108,841
AU Optronics	1,311,000	512,000
Catcher Technology	734,000	7,257,148
Cheng Shin Rubber Industry	2,995,000	6,188,893
Compal Electronics	10,526,000	6,868,742
Far Eastern New Century	1,605,000	1,391,167
Formosa Chemicals & Fibre	2,228,000	6,931,637
Foxconn Technology	2,229,240	6,795,903
Hon Hai Precision Industry	2,312,000	6,933,905
Inventec	1,085,000	813,504
Lite-On Technology	3,132,000	5,398,487
MediaTek	939,000	6,653,539
Mega Financial Holding	8,692,000	7,018,341
Nan Ya Plastics	1,205,000	2,855,384
Pegatron	2,430,000	7,191,695
Pou Chen	5,109,000	7,071,863
SinoPac Financial Holdings	19,900,637	6,211,058
Taishin Financial Holding	16,961,000	7,071,159

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Taiwan (continued)
Taiwan Cement	2,050,000	$2,452,501
Uni-President Enterprises	2,111,000	3,958,668
United Microelectronics	17,099,000	6,875,103
WPG Holdings	1,191,000	1,495,496
Yuanta Financial Holding	3,342,000	1,409,825

		116,464,859

Thailand–2.82%
Charoen Pokphand Foods-Foreign	8,418,391	6,798,410
Krung Thai Bank-Foreign	8,786,500	5,216,285
PTT Global Chemical-Foreign	3,318,500	7,073,994

		19,088,689

Turkey–3.31%
Eregli Demir ve Celik Fabrikalari	4,046,653	6,569,151
†Turkcell Iletisim Hizmetleri	992,531	3,268,884
Turkiye Halk Bankasi	2,184,043	6,231,624
Turkiye Is Bankasi Class C	3,454,232	6,301,244

		22,370,903

United Arab Emirates–1.98%
Aldar Properties	10,473,559	6,444,565
Dubai Islamic Bank	4,572,695	6,971,900

		13,416,465

Total Common Stock (Cost $634,759,546)		662,411,398

ΔPREFERRED STOCK–2.33%
Brazil–2.33%
Cia Brasileira de Distribuicao 0.03%	337,200	6,492,818
Suzano Papel e Celulose 2.13%	277,800	1,175,765
Telefonica Brasil 4.64%	324,700	4,829,117
Vale 0.60%	361,000	3,265,674

Total Preferred Stock (Cost $11,927,976)		15,763,374

MONEY MARKET FUND–1.52%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	10,276,519	10,276,519

Total Money Market Fund (Cost $10,276,519)		10,276,519

TOTAL VALUE OF SECURITIES–101.74% (Cost $656,964,041)	688,451,291
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.74%)	(11,745,770)

NET ASSETS APPLICABLE TO 74,003,412 SHARES OUTSTANDING–100.00%	$676,705,521

Δ	Securities have been classified by country of origin.

LVIP SSGA Emerging Markets 100 Fund–2

LVIP SSGA Emerging Markets 100 Fund

Schedule of Investments (continued)

∎	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«	Includes $841,888 cash collateral held at broker for futures contracts as of March 31, 2017.

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2017:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	MXN	37,510,800	USD	(2,000,000)	4/4/17	$2,273
BAML	PLN	(19,611,000)	USD	4,952,022	4/4/17	7,082
BAML	ZAR	17,294,073	USD	(1,350,000)	4/4/17	(61,825)
BCLY	QAR	(8,933,000)	USD	2,453,177	4/4/17	(87)
BCLY	ZAR	114,200,000	USD	(8,484,743)	4/5/17	20,190
BNYM	KRW	17,167,121,769	USD	(15,353,419)	4/3/17	2,963
BNYM	MYR	7,712,751	USD	(1,745,795)	4/3/17	(4,010)
BNYM	MYR	2,613,497	USD	(591,034)	4/4/17	(938)
BNYM	TWD	(284,428,055)	USD	9,375,846	4/5/17	2,372
HSBC	HKD	(145,573,000)	USD	18,733,455	4/3/17	300
JPMC	EUR	(1,699,000)	USD	1,822,398	4/3/17	9,672
JPMC	MXN	48,071,000	USD	(2,575,158)	4/3/17	(8,791)
MSC	TRY	18,452,800	USD	(5,080,521)	4/4/17	(9,158)
SCB	AED	16,598,476	USD	(4,519,420)	4/3/17	(273)
SG	HKD	(351,700,000)	USD	45,252,187	4/5/17	(8,985)
TD	CZK	23,432,921	USD	(925,107)	4/4/17	1,358
TD	EUR	(867,233)	USD	925,107	4/4/17	(216)

Total						$(48,073)

Futures Contracts
Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
Equity Contracts:
45 E-mini MSCI Emerging Markets Index	$2,190,610	$2,163,150	6/19/17	$(27,460)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

AED–Emirati Dirham

BAML–Bank of America Merrill Lynch

BCLY–Barclays Bank

BNYM–Bank of New York Mellon

CZK–Czech Koruna

EUR–Euro

HKD–Hong Kong Dollar

HSBC–Hong Kong Shanghai Bank

JPMC–JPMorgan Chase Bank

KRW–South Korean Won

MSC–Morgan Stanley Capital

MXN–Mexican Peso

MYR–Malaysian Ringgit

PLN–Polish Zloty

QAR–Qatari Riyal

LVIP SSGA Emerging Markets 100 Fund–3

LVIP SSGA Emerging Markets 100 Fund

Schedule of Investments (continued)

Summary of Abbreviations: (continued)

SCB–Standard Chartered Bank

SG–Societe Generale

TD–Toronto Dominion Bank

TRY–Turkish Lira

TWD–Taiwan Dollar

USD–U.S. Dollar

ZAR–South African Rand

See accompanying notes.

LVIP SSGA Emerging Markets 100 Fund–4

LVIP SSGA Emerging Markets 100 Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Emerging Markets 100 Fund (the “Fund”) is an investment company in conformity with U.S generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$656,964,041

Aggregate unrealized appreciation	$57,062,191
Aggregate unrealized depreciation	(25,574,941)

Net unrealized appreciation	$31,487,250

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP SSGA Emerging Markets 100 Fund–5

LVIP SSGA Emerging Markets 100 Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Total
Investments:
Assets:
Common Stock
Brazil	$13,551,538	$—	$13,551,538
Chile	6,811,641	—	6,811,641
Czech Republic	6,742,728	—	6,742,728
Greece	1,232,900	—	1,232,900
Hong Kong	198,262,502	—	198,262,502
Hungary	6,756,878	—	6,756,878
India	1,999,328	—	1,999,328
Indonesia	6,396,158	—	6,396,158
Malaysia	6,928,580	—	6,928,580
Mexico	12,432,545	—	12,432,545
Poland	7,963,164	—	7,963,164
Qatar	3,740,793	—	3,740,793
Republic of Korea	161,437,088	—	161,437,088
Russia	20,335,154	—	20,335,154
South Africa	36,479,485	—	36,479,485
Taiwan	116,464,859	—	116,464,859
Thailand	12,290,279	6,798,410	19,088,689
Turkey	22,370,903	—	22,370,903
United Arab Emirates	13,416,465	—	13,416,465
Money Market Fund	10,276,519	—	10,276,519
Preferred Stock	15,763,374	—	15,763,374

Total Investments	$681,652,881	$6,798,410	$688,451,291

Derivatives:
Assets:
Foreign Currency Exchange Contracts	$—	$46,210	$46,210

Liabilities:
Foreign Currency Exchange Contracts	$—	$(94,283)	$(94,283)

Futures Contracts	$(27,460)	$—	$(27,460)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. International fair value pricing was not utilized at March 31, 2017. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP SSGA Emerging Markets 100 Fund–6

LVIP SSGA Large Cap 100 Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.38%
Aerospace & Defense–2.67%
L3 Technologies	75,955	$12,554,602
Textron	274,800	13,077,732
United Technologies	133,400	14,968,814

		40,601,148

Airlines–0.98%
Delta Air Lines	324,200	14,900,232

		14,900,232

Auto Components–1.99%
BorgWarner	53,400	2,231,586
Goodyear Tire & Rubber	352,800	12,700,800
Lear	108,111	15,306,355

		30,238,741

Automobiles–2.10%
Ford Motor	1,283,603	14,941,139
General Motors	431,548	15,259,537
Harley-Davidson	28,300	1,712,150

		31,912,826

Banks–3.96%
CIT Group	306,600	13,162,338
Fifth Third Bancorp	599,295	15,222,093
Huntington Bancshares	141,600	1,896,024
JPMorgan Chase & Co.	170,849	15,007,376
Wells Fargo & Co.	267,200	14,872,352

		60,160,183

Beverages–0.99%
Coca-Cola	354,100	15,028,004

		15,028,004

Biotechnology–1.96%
Amgen	90,027	14,770,730
Gilead Sciences	220,900	15,003,528

		29,774,258

Capital Markets–1.00%
Invesco	495,511	15,177,502

		15,177,502

Chemicals–4.87%
Air Products & Chemicals	110,500	14,949,545
Dow Chemical	236,486	15,026,321
Eastman Chemical	164,400	13,283,520
LyondellBasell Industries Class A	170,300	15,529,657
Mosaic	518,790	15,138,292

		73,927,335

Communications Equipment–2.65%
Cisco Systems	437,609	14,791,184
Harris	114,400	12,729,288

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Communications Equipment (continued)
Juniper Networks	455,700	$12,682,131

		40,202,603

Construction & Engineering–0.13%
Fluor	36,600	1,925,892

		1,925,892

Consumer Finance–1.12%
Ally Financial	74,400	1,512,552
Capital One Financial	177,942	15,420,454

		16,933,006

Containers & Packaging–0.39%
International Paper	33,200	1,685,896
WestRock	80,100	4,167,603

		5,853,499

Diversified Telecommunication Services–1.02%
CenturyLink	655,297	15,445,350

		15,445,350

Electric Utilities–2.94%
Duke Energy	179,723	14,739,083
Entergy	194,211	14,752,268
FirstEnergy	475,900	15,143,138

		44,634,489

Electrical Equipment–1.00%
Eaton	204,767	15,183,473

		15,183,473

Electronic Equipment, Instruments & Components–0.97%
Corning	544,105	14,690,835

		14,690,835

Energy Equipment & Services–0.12%
National Oilwell Varco	43,600	1,747,924

		1,747,924

Equity Real Estate Investment Trusts–5.83%
Equity Residential	213,300	13,271,526
Host Hotels & Resorts	826,300	15,418,758
Kimco Realty	594,500	13,132,505
Macerich	17,300	1,114,120
Prologis	292,283	15,163,642
Ventas	233,700	15,199,848
Welltower	214,084	15,161,429

		88,461,828

Food & Staples Retailing–2.00%
CVS Health	189,999	14,914,922
Wal-Mart Stores	214,291	15,446,095

		30,361,017

LVIP SSGA Large Cap 100 Fund–1

LVIP SSGA Large Cap 100 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food Products–4.19%
Archer-Daniels-Midland	327,213	$15,064,886
Bunge	186,087	14,749,256
General Mills	252,100	14,876,421
Ingredion	35,500	4,275,265
JM Smucker	112,100	14,694,068

		63,659,896

Health Care Equipment & Supplies–1.96%
Baxter International	286,700	14,868,262
Medtronic	184,138	14,834,157

		29,702,419

Health Care Providers & Services–6.86%
Aetna	117,607	15,000,773
Anthem	91,645	15,156,250
Cardinal Health	183,647	14,976,413
†Express Scripts Holding	232,650	15,333,961
McKesson	102,400	15,181,824
Quest Diagnostics	151,077	14,834,251
Universal Health Services Class B	110,200	13,714,390

		104,197,862

Hotels, Restaurants & Leisure–1.87%
Carnival	254,505	14,992,890
Royal Caribbean Cruises	136,200	13,362,582

		28,355,472

Household Durables–2.96%
DR Horton	449,032	14,957,256
Lennar	292,267	14,961,148
Whirlpool	87,762	15,036,263

		44,954,667

Household Products–0.98%
Procter & Gamble	164,660	14,794,701

		14,794,701

Independent Power & Renewable Electricity Producers–0.13%
AES	171,500	1,917,370

		1,917,370

Insurance–8.61%
Aflac	207,200	15,005,424
Everest Re Group	63,924	14,946,071
Hartford Financial Services Group	283,600	13,632,652
MetLife	286,801	15,148,829
Principal Financial Group	239,940	15,142,613
Prudential Financial	141,440	15,088,819
Reinsurance Group of America	89,200	11,326,616
Travelers	123,500	14,886,690
Unum Group	260,600	12,219,534
XL Group	84,700	3,376,142

		130,773,390

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services–0.99%
†eBay	446,600	$14,992,362

		14,992,362

IT Services–1.87%
International Business Machines	85,800	14,941,212
Western Union	663,000	13,492,050

		28,433,262

Machinery–4.89%
Cummins	98,913	14,955,645
Dover	30,700	2,466,745
Ingersoll-Rand	169,600	13,791,872
PACCAR	220,529	14,819,549
Pentair	37,500	2,354,250
Snap-on	72,100	12,161,107
Stanley Black & Decker	102,600	13,632,462

		74,181,630

Media–1.06%
Viacom Class B	346,397	16,149,028

		16,149,028

Multiline Retail–2.05%
Macy’s	529,443	15,692,690
Target	280,778	15,496,138

		31,188,828

Multi-Utilities–2.08%
Ameren	40,300	2,199,977
Consolidated Edison	190,224	14,772,796
Public Service Enterprise Group	330,373	14,652,043

		31,624,816

Oil, Gas & Consumable Fuels–6.01%
Chevron	138,096	14,827,368
Kinder Morgan	705,211	15,331,287
Phillips 66	193,027	15,291,599
Targa Resources	236,801	14,184,380
Tesoro	185,800	15,060,948
Valero Energy	226,697	15,027,744
Williams	53,100	1,571,229

		91,294,555

Pharmaceuticals–1.96%
Johnson & Johnson	118,901	14,809,120
Pfizer	438,654	15,006,353

		29,815,473

Road & Rail–1.91%
Kansas City Southern	162,500	13,936,000
Norfolk Southern	134,818	15,095,571

		29,031,571

Semiconductors & Semiconductor Equipment–3.77%
Intel	424,177	15,300,064

LVIP SSGA Large Cap 100 Fund–2

LVIP SSGA Large Cap 100 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Lam Research	117,044	$15,023,768
Maxim Integrated Products	263,900	11,864,944
QUALCOMM	262,015	15,023,940

		57,212,716

Software–2.11%
CA	468,157	14,849,940
Oracle	334,000	14,899,740
Symantec	72,600	2,227,368

		31,977,048

Specialty Retail–1.08%
Best Buy	332,514	16,343,063

		16,343,063

Technology Hardware, Storage & Peripherals–2.23%
Apple	106,100	15,242,326
Hewlett Packard Enterprise	655,038	15,524,401
NetApp	51,500	2,155,275
Xerox	128,300	941,722

		33,863,724

Textiles, Apparel & Luxury Goods–1.00%
VF	275,900	15,166,223

		15,166,223

Thrifts & Mortgage Finance–0.12%
New York Community Bancorp	126,600	1,768,602

		1,768,602

Total Common Stock (Cost $1,369,620,614)		1,508,558,823

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–0.42%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	6,361,403	$6,361,403

Total Money Market Fund (Cost $6,361,403)		6,361,403

	Principal Amount°

SHORT-TERM INVESTMENT–0.08%
≠U.S. Treasury Obligations–0.08%
U.S. Treasury Bill
¥ 0.685% 8/3/17	1,270,000	1,266,621

Total Short-Term Investment (Cost $1,267,004)		1,266,621

TOTAL VALUE OF SECURITIES–99.88% (Cost $1,377,249,021)	1,516,186,847
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.12%	1,876,943

NET ASSETS APPLICABLE TO 104,500,170 SHARES OUTSTANDING–100.00%	$1,518,063,790

†	Non-income producing for the period.

«	Includes $4,729 cash collateral held at broker for futures contracts as of March 31, 2017.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for futures contracts.

LVIP SSGA Large Cap 100 Fund–3

LVIP SSGA Large Cap 100 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2017:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
Equity Contract:
92 E-mini S&P 500 Index	$10,881,889	$10,852,320	6/17/17	$(29,569)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

IT–Information Technology

S&P–Standard & Poor’s

See accompanying notes.

LVIP SSGA Large Cap 100 Fund–4

LVIP SSGA Large Cap 100 Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Large Cap 100 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Open-end investment companies are valued at their published net asset value (“NAV”). U.S. government securities and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. This was priced using the mean price from IDC on March 31, 2017. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are reliable or not readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,377,249,021

Aggregate unrealized appreciation	$157,689,943
Aggregate unrealized depreciation	(18,752,117)

Net unrealized appreciation	$138,937,826

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP SSGA Large Cap 100 Fund–5

LVIP SSGA Large Cap 100 Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$40,601,148	$—	$40,601,148
Airlines	14,900,232	—	14,900,232
Auto Components	30,238,741	—	30,238,741
Automobiles	31,912,826	—	31,912,826
Banks	60,160,183	—	60,160,183
Beverages	15,028,004	—	15,028,004
Biotechnology	29,774,258	—	29,774,258
Capital Markets	15,177,502	—	15,177,502
Chemicals	73,927,335	—	73,927,335
Communications Equipment	40,202,603	—	40,202,603
Construction & Engineering	1,925,892	—	1,925,892
Consumer Finance	16,933,006	—	16,933,006
Containers & Packaging	5,853,499	—	5,853,499
Diversified Telecommunication Services	15,445,350	—	15,445,350
Electric Utilities	44,634,489	—	44,634,489
Electrical Equipment	15,183,473	—	15,183,473
Electronic Equipment, Instruments & Components	14,690,835	—	14,690,835
Energy Equipment & Services	1,747,924	—	1,747,924
Equity Real Estate Investment Trusts	88,461,828	—	88,461,828
Food & Staples Retailing	30,361,017	—	30,361,017
Food Products	63,659,896	—	63,659,896
Health Care Equipment & Supplies	29,702,419	—	29,702,419
Health Care Providers & Services	104,197,862	—	104,197,862
Hotels, Restaurants & Leisure	28,355,472	—	28,355,472
Household Durables	44,954,667	—	44,954,667
Household Products	14,794,701	—	14,794,701
Independent Power & Renewable Electricity Producers	1,917,370	—	1,917,370
Insurance	130,773,390	—	130,773,390
Internet Software & Services	14,992,362	—	14,992,362
IT Services	28,433,262	—	28,433,262
Machinery	74,181,630	—	74,181,630
Media	16,149,028	—	16,149,028
Multiline Retail	31,188,828	—	31,188,828
Multi-Utilities	31,624,816	—	31,624,816
Oil, Gas & Consumable Fuels	91,294,555	—	91,294,555
Pharmaceuticals	29,815,473	—	29,815,473
Road & Rail	29,031,571	—	29,031,571
Semiconductors & Semiconductor Equipment	57,212,716	—	57,212,716
Software	17,127,108	14,849,940	31,977,048
Specialty Retail	16,343,063	—	16,343,063
Technology Hardware, Storage & Peripherals	33,863,724	—	33,863,724
Textiles, Apparel & Luxury Goods	15,166,223	—	15,166,223
Thrifts & Mortgage Finance	1,768,602	—	1,768,602
Money Market Fund	6,361,403	—	6,361,403
Short-Term Investment	—	1,266,621	1,266,621

Total Investments	$1,500,070,286	$16,116,561	$1,516,186,847

Derivatives:
Liabilities:
Futures Contracts	$(29,569)	$—	$(29,569)

LVIP SSGA Large Cap 100 Fund–6

LVIP SSGA Large Cap 100 Fund

Notes (continued)

2. Investments (continued)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP SSGA Large Cap 100 Fund–7

LVIP SSGA Small-Mid Cap 200 Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.03%
Aerospace & Defense–1.26%
†KeyW Holding	115,609	$1,091,349
National Presto Industries	14,309	1,462,380
†Wesco Aircraft Holdings	99,224	1,131,154

		3,684,883

Air Freight & Logistics–0.03%
†Atlas Air Worldwide Holdings	1,700	94,265

		94,265

Airlines–0.46%
SkyWest	39,600	1,356,300

		1,356,300

Auto Components–0.50%
Metaldyne Performance Group	15,800	361,030
Superior Industries International	43,700	1,107,795

		1,468,825

Banks–2.02%
Berkshire Hills Bancorp	34,100	1,229,305
OFG Bancorp	89,951	1,061,422
Old National Bancorp	5,900	102,365
Opus Bank	63,320	1,275,898
Trustmark	3,100	98,549
Umpqua Holdings	81,402	1,444,071
Univest Corp. of Pennsylvania	15,300	396,270
WesBanco	8,200	312,502

		5,920,382

Biotechnology–2.62%
†Concert Pharmaceuticals	5,400	92,124
†Emergent BioSolutions	48,789	1,416,833
†Enanta Pharmaceuticals	45,667	1,406,544
†Five Prime Therapeutics	39,092	1,413,176
†Myriad Genetics	72,600	1,393,920
†NewLink Genetics	4,000	96,400
PDL BioPharma	677,170	1,537,176
†Vanda Pharmaceuticals	23,700	331,800

		7,687,973

Building Products–0.48%
Owens Corning	23,000	1,411,510

		1,411,510

Capital Markets–1.03%
Arlington Asset Investment Class A	82,806	1,170,049
GAIN Capital Holdings	46,800	389,844
Janus Capital Group	110,500	1,458,600

		3,018,493

Chemicals–1.07%
FutureFuel	104,111	1,476,294
Innophos Holdings	8,100	437,157

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Chemicals (continued)
Rayonier Advanced Materials	90,475	$1,216,889

		3,130,340

Commercial Services & Supplies–3.84%
†ARC Document Solutions	19,800	68,310
Ennis	77,900	1,324,300
Essendant	93,302	1,413,525
LSC Communications	58,728	1,477,596
McGrath RentCorp	43,098	1,446,800
Mobile Mini	38,200	1,165,100
Quad/Graphics	59,929	1,512,608
RR Donnelley & Sons	120,012	1,453,345
Steelcase Class A	83,000	1,390,250

		11,251,834

Communications Equipment–2.36%
Bel Fuse Class B	56,300	1,438,465
Brocade Communications Systems	112,356	1,402,203
Comtech Telecommunications	3,000	44,220
†Digi International	120,500	1,433,950
†EchoStar Class A	25,500	1,452,225
†NetScout Systems	3,200	121,440
Silicom.	20,931	1,039,643

		6,932,146

Construction & Engineering–1.18%
Chicago Bridge & Iron	48,800	1,500,600
†Great Lakes Dredge & Dock	66,400	265,600
KBR	102,300	1,537,569
†Tutor Perini	4,600	146,280

		3,450,049

Consumer Finance–0.51%
Navient	100,539	1,483,956

		1,483,956

Containers & Packaging–0.04%
Greif Class A	2,200	121,198

		121,198

Diversified Consumer Services–0.05%
DeVry Education Group	3,800	134,710

		134,710

Diversified Telecommunication Services–0.03%
†Iridium Communications	9,900	95,535

		95,535

Electric Utilities–0.58%
Hawaiian Electric Industries	41,800	1,392,358
Otter Tail	8,300	314,570

		1,706,928

Electrical Equipment–1.40%
Powell Industries	38,900	1,339,716

LVIP SSGA Small-Mid Cap 200 Fund–1

LVIP SSGA Small-Mid Cap 200 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electrical Equipment (continued)
Regal Beloit	19,300	$1,460,045
†Sunrun	243,565	1,315,251

		4,115,012

Electronic Equipment, Instruments & Components–5.74%
†Anixter International	1,300	103,090
†Arrow Electronics	19,277	1,415,125
Avnet	31,709	1,451,004
AVX	87,436	1,432,202
†Benchmark Electronics	43,991	1,398,914
CTS	15,500	330,150
†Fitbit Class A	260,471	1,541,988
†Insight Enterprises	6,300	258,867
Jabil Circuit	48,893	1,413,986
†Kimball Electronics	69,235	1,173,533
Methode Electronics	6,500	296,400
Park Electrochemical	9,300	166,098
PC Connection	49,111	1,463,017
†Plexus	1,800	104,040
†Sanmina	35,429	1,438,417
†ScanSource	35,637	1,398,752
†Tech Data	15,390	1,445,121

		16,830,704

Energy Equipment & Services–3.18%
Archrock	26,300	326,120
†Atwood Oceanics	154,070	1,468,287
Bristow Group	95,700	1,455,597
Ensco Class A	167,048	1,495,080
Noble	244,191	1,511,542
†PHI	9,400	112,612
†Rowan	96,803	1,508,191
†Tidewater	10,700	12,305
†Transocean	114,726	1,428,339

		9,318,073

Equity Real Estate Investment Trusts–7.14%
Ashford Hospitality Prime	117,467	1,246,325
Ashford Hospitality Trust	12,300	78,351
Care Capital Properties	55,419	1,489,108
CBL & Associates Properties	148,800	1,419,552
Chatham Lodging Trust	58,543	1,156,224
Chesapeake Lodging Trust	60,000	1,437,600
CorEnergy Infrastructure Trust	44,309	1,496,758
Hersha Hospitality Trust	74,896	1,407,296
Independence Realty Trust	35,400	331,698
InfraREIT	59,701	1,074,618
Medical Properties Trust	110,300	1,421,767
One Liberty Properties	53,980	1,260,973
RAIT Financial Trust	418,592	1,339,494
RLJ Lodging Trust	62,904	1,478,873
Select Income REIT	55,245	1,424,769
Summit Hotel Properties	6,200	99,076

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Sunstone Hotel Investors	95,400	$1,462,482
Xenia Hotels & Resorts	76,382	1,303,841

		20,928,805

Food & Staples Retailing–1.11%
Andersons	7,900	299,410
Ingles Markets Class A	8,300	358,145
SpartanNash	37,563	1,314,329
Village Super Market Class A	48,100	1,274,650

		3,246,534

Food Products–1.39%
Omega Protein	58,467	1,172,263
Sanderson Farms	14,000	1,453,760
†Seneca Foods Class A	40,257	1,453,278

		4,079,301

Health Care Equipment & Supplies–0.72%
Analogic	900	68,310
†AngioDynamics	29,800	517,030
†Exactech	5,700	143,640
†Integer Holdings	2,000	80,400
Meridian Bioscience	86,000	1,186,800
†Merit Medical Systems	4,000	115,600

		2,111,780

Health Care Providers & Services–7.74%
†Acadia Healthcare	33,545	1,462,562
Aceto	90,952	1,437,951
†Almost Family	29,400	1,428,840
†Diplomat Pharmacy	95,101	1,516,861
Ensign Group	61,200	1,150,560
†Envision Healthcare	21,892	1,342,417
†LHC Group	27,271	1,469,907
†LifePoint Health	22,715	1,487,833
†Magellan Health	21,400	1,477,670
†MEDNAX	20,261	1,405,708
†Molina Healthcare	31,500	1,436,400
National HealthCare	19,560	1,394,628
Owens & Minor	41,300	1,428,980
†PharMerica	59,692	1,396,793
†Select Medical Holdings	112,517	1,502,102
†Triple-S Management Class B	76,892	1,350,992

		22,690,204

Hotels, Restaurants & Leisure–1.07%
†Caesars Acquisition Class A	77,370	1,191,498
†Caesars Entertainment	29,200	278,860
ILG	72,614	1,521,989
Speedway Motorsports	7,600	143,184

		3,135,531

Household Durables–4.05%
†Beazer Homes USA	22,000	266,860

LVIP SSGA Small-Mid Cap 200 Fund–2

LVIP SSGA Small-Mid Cap 200 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Durables (continued)
CalAtlantic Group	38,273	$1,433,324
†Century Communities	56,601	1,437,665
CSS Industries	53,153	1,377,726
Libbey	79,926	1,165,321
†M/I Homes	13,100	320,950
MDC Holdings	47,434	1,425,392
†Meritage Homes	38,700	1,424,160
NACCO Industries Class A	3,100	216,380
†TRI Pointe Group	111,719	1,400,956
†William Lyon Homes Class A	68,712	1,416,841

		11,885,575

Household Products–0.34%
Orchids Paper Products	41,415	993,960

		993,960

Independent Power & Renewable Electricity Producers–0.38%
NRG Yield Class A	63,376	1,102,109

		1,102,109

Insurance–4.76%
Allied World Assurance Co. Holdings	26,500	1,407,150
American Equity Investment Life Holding	4,500	106,335
American National Insurance	12,207	1,440,792
AmTrust Financial Services	76,700	1,415,882
Assured Guaranty	38,130	1,415,004
Baldwin & Lyons Class B	47,200	1,154,040
First American Financial	36,500	1,433,720
Maiden Holdings	103,002	1,442,028
Old Republic International	70,288	1,439,498
OneBeacon Insurance Group Class A	80,600	1,289,600
Validus Holdings	25,059	1,413,077

		13,957,126

Internet Software & Services–0.62%
†Blucora	14,500	250,850
†MeetMe	267,913	1,578,008

		1,828,858

IT Services–2.31%
Convergys	68,700	1,453,005
Leidos Holdings	26,730	1,366,972
ManTech International Class A	40,323	1,396,385
†NeuStar Class A	42,400	1,405,560
†Sykes Enterprises	38,900	1,143,660

		6,765,582

Leisure Products–0.49%
†Vista Outdoor	69,254	1,425,940

		1,425,940

Life Sciences Tools & Services–0.88%
Luminex	62,000	1,138,940

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†VWR	51,503	$1,452,385

		2,591,325

Machinery–3.19%
American Railcar Industries	35,333	1,452,186
Briggs & Stratton	51,700	1,160,665
†Chart Industries	3,300	115,302
Douglas Dynamics	13,000	398,450
Federal Signal	22,800	314,868
FreightCar America	4,600	57,638
Greenbrier	33,643	1,450,013
Hyster-Yale Materials Handling	17,411	981,806
LB Foster Class A	8,400	105,000
Miller Industries	56,915	1,499,710
NN	5,500	138,600
†SPX FLOW	6,900	239,499
Trinity Industries	54,406	1,444,479

		9,358,216

Media–1.45%
Gannett	171,949	1,440,933
New Media Investment Group	98,222	1,395,735
Time	72,689	1,406,532

		4,243,200

Metals & Mining–1.92%
Commercial Metals	77,701	1,486,420
Kaiser Aluminum	17,600	1,406,240
Reliance Steel & Aluminum	17,845	1,427,957
Schnitzer Steel Industries	64,100	1,323,665

		5,644,282

Mortgage Real Estate Investment Trusts–7.79%
AG Mortgage Investment Trust	80,697	1,456,581
Altisource Residential	6,200	94,550
Anworth Mortgage Asset	204,600	1,135,530
Apollo Commercial Real Estate Finance	75,656	1,423,089
Ares Commercial Real Estate	106,880	1,430,054
Capstead Mortgage	134,981	1,422,700
Chimera Investment	70,082	1,414,255
CYS Investments	183,143	1,455,987
Invesco Mortgage Capital	94,431	1,456,126
Ladder Capital Class A	6,000	86,640
MFA Financial	174,286	1,408,231
MTGE Investment	71,877	1,203,940
New Residential Investment	84,731	1,438,732
New York Mortgage Trust	229,827	1,418,033
PennyMac Mortgage Investment Trust	83,111	1,475,220
Redwood Trust	86,373	1,434,656
Resource Capital	6,100	59,597
Starwood Property Trust	61,946	1,398,741
Two Harbors Investment	145,346	1,393,868

LVIP SSGA Small-Mid Cap 200 Fund–3

LVIP SSGA Small-Mid Cap 200 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Mortgage Real Estate Investment Trusts (continued)
Western Asset Mortgage Capital	23,600	$230,572

		22,837,102

Multiline Retail–1.04%
Dillard’s Class A	29,600	1,546,304
Kohl’s	37,600	1,496,856

		3,043,160

Multi-Utilities–0.95%
Avista	35,500	1,386,275
NorthWestern	23,900	1,402,930

		2,789,205

Oil, Gas & Consumable Fuels–2.05%
†Gener8 Maritime	264,387	1,499,074
HollyFrontier	52,778	1,495,728
Murphy Oil	54,600	1,561,014
†Pacific Ethanol	51,400	352,090
†Renewable Energy Group	106,061	1,108,337

		6,016,243

Paper & Forest Products–1.32%
Domtar	37,626	1,374,102
PH Glatfelter	49,200	1,069,608
Schweitzer-Mauduit International	34,369	1,423,564

		3,867,274

Pharmaceuticals–2.61%
†ANI Pharmaceuticals	2,100	103,971
†Endo International	141,077	1,574,419
†Impax Laboratories	152,100	1,924,065
†Lannett	65,573	1,465,557
†Mallinckrodt	32,642	1,454,854
†SciClone Pharmaceuticals	115,461	1,131,518

		7,654,384

Professional Services–0.40%
Kelly Services Class A	53,300	1,165,138

		1,165,138

Road & Rail–1.09%
ArcBest	10,300	267,800
Celadon Group	16,500	108,075
†Roadrunner Transportation Systems	197,692	1,358,144
Ryder System	19,437	1,466,327

		3,200,346

Semiconductors & Semiconductor Equipment–1.97%
†Amkor Technology	12,500	144,875
†First Solar	49,716	1,347,304
IXYS	68,900	1,002,495
Marvell Technology Group	88,479	1,350,190
†Photronics	129,649	1,387,244

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Xcerra	59,900	$532,511

		5,764,619

Software–0.95%
†Rubicon Project	226,868	1,336,252
TiVo	77,925	1,461,094

		2,797,346

Specialty Retail–4.95%
Barnes & Noble	147,300	1,362,525
Big 5 Sporting Goods	6,500	98,150
Buckle	80,400	1,495,440
Cato Class A	55,800	1,225,368
Finish Line Class A	108,800	1,548,224
GameStop Class A	67,924	1,531,686
GNC Holdings	200,934	1,478,874
Guess	128,925	1,437,514
Office Depot	310,500	1,448,483
Rent-A-Center	158,407	1,405,070
Stage Stores	9,100	23,569
Staples	166,052	1,456,276

		14,511,179

Technology Hardware, Storage & Peripherals–0.92%
†Super Micro Computer	49,700	1,259,895
Xerox	195,600	1,435,704

		2,695,599

Textiles, Apparel & Luxury Goods–1.43%
†Fossil Group	85,869	1,498,414
†Iconix Brand Group	199,524	1,500,420
Movado Group	48,100	1,200,095

		4,198,929

Thrifts & Mortgage Finance–0.36%
Oritani Financial	63,000	1,071,000

		1,071,000

Tobacco–0.49%
Universal	20,343	1,439,267

		1,439,267

Trading Companies & Distributors–1.72%
Air Lease	37,250	1,443,437
Aircastle	60,090	1,449,972
GATX	24,220	1,476,451
†Rush Enterprises Class A	10,300	340,724
Triton International	13,500	348,165

		5,058,749

Wireless Telecommunication Services–1.05%
Spok Holdings	77,071	1,464,349
Telephone & Data Systems	55,507	1,471,491

LVIP SSGA Small-Mid Cap 200 Fund–4

LVIP SSGA Small-Mid Cap 200 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Wireless Telecommunication Services (continued)
†United States Cellular	4,200	$156,786

		3,092,626

Total Common Stock (Cost $279,050,940)		290,403,610

MONEY MARKET FUND–1.20%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	3,515,396	3,515,396

Total Money Market Fund (Cost $3,515,396)		3,515,396

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENT–0.10%
≠U.S. Treasury Obligations–0.10%
U.S. Treasury Bill
¥ 0.61% 6/8/17	280,000	$279,638

Total Short-Term Investment (Cost $279,678)		279,638

TOTAL VALUE OF SECURITIES–100.33% (Cost $282,846,014)	294,198,644
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.33%)	(963,124)

NET ASSETS APPLICABLE TO 20,685,269 SHARES OUTSTANDING–100.00%	$293,235,520

†	Non-income producing for the period.

«	Includes $40,059 cash collateral due to broker for futures contracts as of March 31, 2017.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for derivatives.

The following futures contracts were outstanding at March 31, 2017:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
Equity Contracts:
40 E-mini Russell 2000 Index	$2,727,268	$2,768,800	6/19/17	$41,532
8 E-mini S&P MidCap 400 Index	1,369,673	1,374,560	6/19/17	4,887

Total				$46,419

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

IT–Information Technology

REIT–Real Estate Investment Trust

S&P–Standard & Poor’s

See accompanying notes.

LVIP SSGA Small-Mid Cap 200 Fund–5

LVIP SSGA Small-Mid Cap 200 Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Small-Mid Cap 200 Fund (the “Fund”) is an investment company in conformity with U.S generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Open-end investment companies are valued at their published net asset value (“NAV”). U.S. government securities and agency securities are valued at the mean between their bid and ask prices. This was priced using the mean price from IDC on March 31, 2017. Short-term debt securities utilize matrix system, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$282,846,014

Aggregate unrealized appreciation	$20,032,325
Aggregate unrealized depreciation	(8,679,695)

Net unrealized appreciation	$11,352,630

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP SSGA Small-Mid Cap 200 Fund–6

LVIP SSGA Small-Mid Cap 200 Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Total
Investments:

Assets:
Common Stock	$290,403,610	$ —	$290,403,610
Money Market Fund	3,515,396	—	3,515,396
Short-Term Investment	—	279,638	279,638
Total Investments	$293,919,006	$279,638	$294,198,644

Derivatives:
Assets:
Futures Contracts	$ 46,419	$ —	$ 46,419

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP SSGA Small-Mid Cap 200 Fund–7

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–69.96%
Equity Funds–19.19%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Large Cap 100 Fund	8,938,309	$129,882,573
LVIP SSGA S&P 500 Index Fund	845,183	13,943,837
LVIP SSGA Small-Cap Index Fund	158,354	4,662,888
LVIP SSGA Small-Mid Cap 200 Fund	2,637,096	37,378,199

		185,867,497

Fixed Income Funds–28.31%
*Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	11,891,384	133,635,378
SPDR® Bloomberg Barclays Aggregate Bond ETF	819,821	46,828,176
SPDR® Bloomberg Barclays TIPS ETF	1,646,255	93,787,147

		274,250,701

International Equity Funds–22.46%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Developed International 150 Fund	13,429,632	112,755,194
LVIP SSGA Emerging Markets 100 Fund	3,054,637	27,952,986
LVIP SSGA International Index Fund	5,468,266	47,880,133
SPDR® S&P Emerging Markets ETF	451,268	28,953,355

		217,541,668

Total Affiliated Investments (Cost $618,886,070)		677,659,866

UNAFFILIATED INVESTMENTS–29.91%
Equity Funds–15.92%
Financial Select Sector SPDR® Fund	751,477	17,832,549
Industrial Select Sector SPDR® Fund	282,581	18,384,720
SPDR® Dow Jones REIT ETF	101,586	9,374,356

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
Equity Funds (continued)
SPDR® S&P 500 ETF Trust	281,926	$66,461,235
SPDR® S&P 600 Small Cap ETF	193,318	23,449,473
Technology Select Sector SPDR® Fund	351,649	18,746,408

		154,248,741

Fixed Income Funds–4.86%
SPDR® Bloomberg Barclays High Yield Bond ETF	508,747	18,788,027
SPDR® Bloomberg Barclays Intermediate Term Corporate Bond ETF	272,127	9,287,694
Vanguard Long-Term Bond ETF	210,703	18,971,698

		47,047,419

International Equity Funds–4.97%
SPDR® S&P World ex-US ETF	1,043,459	28,935,118
WisdomTree Europe Hedged Equity Fund	160,998	10,112,284
WisdomTree Japan Hedged Equity Fund	180,436	9,133,670

		48,181,072

Money Market Fund–4.16%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	40,300,810	40,300,810

		40,300,810

Total Unaffiliated Investments (Cost $266,685,505)		289,778,042

TOTAL VALUE OF SECURITIES–99.87% (Cost $885,571,575)	967,437,908
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.13%	1,275,490

NET ASSETS APPLICABLE TO 83,067,735 SHARES OUTSTANDING–100.00%	$968,713,398

*	Standard Class shares.

«	Includes $565,676 cash collateral due to broker and $1,504,704 foreign currencies collateral held at broker for futures contracts as of March 31, 2017.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–1

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
Currency Contracts:
28	British Pound	$2,134,640	$2,197,300	6/20/17	$62,660
27	Euro	3,575,725	3,618,675	6/20/17	42,950
22	Japanese Yen	2,410,854	2,478,163	6/20/17	67,309

					172,919

Equity Contracts:
20	E-mini MSCI Emerging Markets Index	934,591	961,400	6/19/17	26,809
73	E-mini S&P 500 Index	8,634,678	8,611,080	6/17/17	(23,598)
7	E-mini S&P MidCap 400 Index	1,198,276	1,202,740	6/19/17	4,464
114	Euro STOXX 50 Index	4,056,190	4,166,537	6/19/17	110,347
26	FTSE 100 Index	2,366,720	2,370,023	6/19/17	3,303
16	Nikkei 225 Index (OSE)	2,764,696	2,717,686	6/9/17	(47,010)

					74,315

Total					$247,234

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

FTSE–Financial Times Stock Exchange

MSCI–Morgan Stanley Capital International

OSE–Osaka Securities Exchange

REIT–Real Estate Investment Trust

S&P–Standard & Poor’s

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation–Protected Securities

See accompanying notes.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–2

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Global Tactical Allocation Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Investments in government money market funds have a stable NAV. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$885,571,575

Aggregate unrealized appreciation	$82,224,207
Aggregate unrealized depreciation	(357,874)

Net unrealized appreciation	$81,866,333

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–3

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:

Assets:
Affiliated Investments	$677,659,866
Unaffiliated Investments	289,778,042

Total Investments	$967,437,908

Derivatives:

Assets:
Futures Contracts	$317,842

Liabilities:
Futures Contracts	$(70,608)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2017 were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/17	Dividends	Capital Gain Distributions
LVIP SSGA Bond Index Fund	$159,430,406	$3,285,294	$30,170,215	$(465,694)	$1,555,587	$133,635,378	$—	$—
LVIP SSGA Developed International 150 Fund	75,028,441	37,440,000	4,940,638	31,576	5,195,815	112,755,194	—	—
LVIP SSGA Emerging Markets 100 Fund	28,106,635	1,910,000	5,125,788	59,224	3,002,915	27,952,986	—	—
LVIP SSGA International Index Fund	14,019,930	31,930,000	540,000	4,188	2,466,015	47,880,133	—	—
LVIP SSGA Large Cap 100 Fund	129,431,702	116,506	6,531,756	64,414	6,801,707	129,882,573	—	—
LVIP SSGA S&P 500 Index Fund	19,112,226	—	6,290,000	423,576	698,035	13,943,837	—	—
LVIP SSGA Small-Cap Index Fund	5,241,019	—	699,019	235,257	(114,369)	4,662,888	—	—
LVIP SSGA Small-Mid Cap 200 Fund	37,349,191	—	—	—	29,008	37,378,199	—	—
SPDR® Bloomberg Barclays Aggregated Bond ETF	54,389,906	—	7,781,174	(149,029)	368,473	46,828,176	204,338	—
SPDR® Bloomberg Barclays TIPS ETF	92,505,044	—	—	—	1,282,103	93,787,147	32,140	—
SPDR® S&P Emerging Markets ETF	26,961,753	—	1,203,848	34,107	3,161,343	28,953,355	—	—

Total	$641,576,253	$74,681,800	$63,282,438	$237,619	$24,446,632	$677,659,866	$236,478	$—

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–4

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Notes (continued)

4. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–5

LVIP SSGA International Index Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–97.97%
Australia–7.53%
AGL Energy	116,818	$2,353,495
Alumina	468,716	640,997
Amcor	222,486	2,559,888
AMP	572,061	2,263,943
APA Group	189,016	1,293,898
Aristocrat Leisure	93,145	1,278,795
ASX	33,852	1,305,561
Aurizon Holdings	350,006	1,403,874
AusNet Services	275,084	354,127
Australia & New Zealand Banking Group	520,806	12,661,044
Bank of Queensland	66,561	618,368
Bendigo & Adelaide Bank	80,833	749,723
†=BGP Holdings	160,069	0
BHP Billiton	570,985	10,487,030
Boral	194,881	869,512
Brambles	303,298	2,166,579
Caltex Australia	53,909	1,214,589
Challenger	96,172	922,116
CIMIC Group	17,957	492,929
Coca-Cola Amatil	104,489	863,756
Cochlear	9,787	1,011,151
Commonwealth Bank of Australia	307,167	20,160,980
Computershare	76,199	818,517
Crown Resorts	59,112	533,358
CSL	80,823	7,738,974
Dexus Property Group	168,996	1,261,433
Domino’s Pizza Enterprises	10,560	468,903
DUET Group	423,637	903,008
Flight Centre Travel Group	8,399	185,318
Fortescue Metals Group	306,866	1,460,596
Goodman Group	348,940	2,063,408
GPT Group	311,611	1,226,065
Harvey Norman Holdings	93,657	324,139
Healthscope	274,698	476,403
Incitec Pivot	288,379	828,409
Insurance Australia Group	408,923	1,890,124
James Hardie Industries CDI	90,439	1,421,292
LendLease Group	95,238	1,133,629
Macquarie Group	53,764	3,705,028
Medibank Pvt	570,717	1,229,598
Mirvac Group	765,686	1,281,115
National Australia Bank	472,534	12,036,273
Newcrest Mining	147,848	2,515,527
Oil Search	277,781	1,532,262
Orica	62,872	845,402
†Origin Energy	344,015	1,852,934
Qantas Airways	88,434	262,823
QBE Insurance Group	238,431	2,348,059
Ramsay Health Care	27,817	1,485,315
REA Group	8,246	373,776
Rio Tinto	74,422	3,437,659

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Australia (continued)
†Santos	277,924	$806,869
Scentre Group	931,905	3,054,375
SEEK	55,169	671,014
Sonic Healthcare	80,824	1,365,900
South32	552,218	1,164,429
South32 (London Stock Exchange)	368,248	769,348
Stockland	411,305	1,458,060
Suncorp Group	247,469	2,497,566
Sydney Airport	229,862	1,188,911
Tabcorp Holdings	139,988	508,016
Tatts Group	245,023	829,285
Telstra	728,402	2,593,286
TPG Telecom	57,141	304,280
Transurban Group	357,328	3,185,894
Treasury Wine Estates	124,458	1,162,901
Vicinity Centres	681,165	1,472,760
Vocus Group	86,410	285,194
Wesfarmers	200,228	6,894,547
Westfield	378,281	2,566,379
Westpac Banking	595,956	15,963,182
Woodside Petroleum	132,737	3,253,267
Woolworths	226,986	4,595,559

		177,902,724

Austria–0.20%
ANDRITZ	12,257	613,057
Erste Group Bank	58,865	1,916,884
=IMMOEAST	13,053	0
OMV	24,795	975,656
†Raiffeisen Bank International	19,247	434,369
voestalpine	18,936	745,414

		4,685,380

Belgium–1.14%
Ageas	36,403	1,422,904
Anheuser-Busch Inbev	135,664	14,892,342
Colruyt	11,289	554,224
Groupe Bruxelles Lambert	13,583	1,233,128
KBC Group	43,799	2,905,814
Proximus SADP	25,610	803,640
Solvay Class A	14,504	1,772,417
†Telenet Group Holding	8,879	528,071
UCB	24,735	1,918,620
Umicore	16,260	926,285

		26,957,445

☐China–0.01%
Yangzijiang Shipbuilding Holdings	294,000	237,495

		237,495

Denmark–1.64%
AP Moller - Maersk Class A	642	1,035,692
AP Moller - Maersk Class B	1,277	2,118,689

LVIP SSGA International Index Fund–1

LVIP SSGA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Denmark (continued)
Carlsberg Class B	20,838	$1,924,354
Chr Hansen Holding	16,649	1,068,615
Coloplast Class B	23,358	1,823,797
Danske Bank	121,181	4,127,063
#DONG Energy 144A	27,472	1,059,312
DSV	37,137	1,922,459
†Genmab	11,082	2,134,210
ISS	29,033	1,097,855
Novo Nordisk Class B	339,967	11,675,762
Novozymes Class B	45,249	1,793,453
Pandora	21,324	2,360,636
TDC	136,700	704,906
Tryg	16,350	296,586
Vestas Wind Systems	38,718	3,148,031
†William Demant Holding	19,495	407,311

		38,698,731

Finland–0.93%
Elisa	25,308	895,003
Fortum	74,784	1,183,131
Kone Class B	64,421	2,828,693
Metso	17,066	516,687
Neste	21,585	841,863
Nokia	157,345	844,985
Nokia (London Stock Exchange)	873,420	4,686,775
Nokian Renkaat	19,229	802,898
Orion Class B	16,843	878,102
Sampo Class A	78,469	3,721,779
Stora Enso Class R	92,752	1,096,342
UPM-Kymmene	102,656	2,411,486
Wartsila	24,906	1,332,471

		22,040,215

France–9.87%
Accor	31,877	1,327,949
Aeroports de Paris	4,998	617,697
Air Liquide	68,921	7,874,519
Airbus	102,766	7,819,963
†Alstom	25,825	771,816
Arkema	12,675	1,250,486
Atos	17,330	2,143,642
AXA	344,223	8,906,851
BNP Paribas	188,426	12,549,233
Bollore	146,359	567,397
†Bollore Class	1,002	3,805
Bouygues	38,680	1,574,421
Bureau Veritas	44,650	941,935
Capgemini	28,384	2,621,041
Carrefour	108,707	2,562,907
Casino Guichard Perrachon	8,803	492,372
Christian Dior	10,552	2,451,747
Cie de Saint-Gobain	87,941	4,515,807

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
Cie Generale des Etablissements Michelin	32,140	$3,903,569
CNP Assurances	27,678	563,373
Credit Agricole	195,665	2,650,940
Danone	104,551	7,111,472
Dassault Aviation	383	486,992
Dassault Systemes	24,953	2,159,935
Edenred	39,259	927,675
Eiffage	10,346	810,345
Electricite de France	56,621	476,703
Engie	277,605	3,932,859
Essilor International	36,465	4,430,808
Eurazeo	6,240	410,926
Eurofins Scientific	1,839	800,139
Eutelsat Communications	29,393	656,291
Fonciere Des Regions	5,702	476,351
Gecina	7,061	958,156
Groupe Eurotunnel	78,710	791,985
Hermes International	5,103	2,417,627
ICADE	6,915	506,647
Iliad	4,448	994,816
Imerys	5,370	455,834
Ingenico Group	9,830	927,649
JCDecaux	12,510	440,274
Kering	13,276	3,433,780
Klepierre	43,066	1,675,075
Lagardere	19,870	585,258
Legrand	46,556	2,807,119
L’Oreal	44,693	8,589,280
LVMH Moet Hennessy Louis Vuitton	49,551	10,881,438
Natixis	158,047	973,860
Orange	352,377	5,475,213
Pernod Ricard	37,383	4,422,712
†Peugeot	90,539	1,823,080
Publicis Groupe	36,882	2,577,538
Remy Cointreau	3,883	380,147
Renault	33,638	2,922,117
Rexel	50,882	923,861
Safran	55,011	4,109,762
Sanofi	206,800	18,668,377
Schneider Electric	99,567	7,289,747
SCOR	27,474	1,038,427
SEB	3,788	528,972
SES FDR	71,465	1,662,388
†SFR Group	18,446	580,310
Societe BIC	4,842	603,324
Societe Generale	135,821	6,889,702
Sodexo	17,896	2,104,833
STMicroelectronics	118,946	1,818,357
Suez	54,994	868,574
Thales	20,491	1,981,809
TOTAL	405,710	20,521,754

LVIP SSGA International Index Fund–2

LVIP SSGA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
Unibail-Rodamco	17,471	$4,083,600
Valeo	41,688	2,776,434
Veolia Environnement	93,677	1,754,852
Vinci	89,884	7,124,497
Vivendi	180,266	3,504,809
Wendel	4,961	628,737
Zodiac Aerospace	35,069	877,302

		233,171,999

Germany–8.63%
adidas	33,279	6,330,013
Allianz	81,365	15,072,852
Axel Springer	6,481	357,934
BASF	163,585	16,215,699
Bayer	147,323	16,981,589
Bayerische Motoren Werke	58,480	5,334,667
Beiersdorf	19,727	1,867,302
Brenntag	28,832	1,616,332
Commerzbank	198,650	1,796,656
Continental	19,344	4,240,735
#Covestro 144A	11,960	920,684
Daimler	171,315	12,646,912
†Deutsche Bank	243,000	4,186,603
†Deutsche Boerse	33,704	3,088,931
Deutsche Lufthansa	39,241	636,307
Deutsche Post	171,546	5,875,384
Deutsche Telekom	581,604	10,190,976
Deutsche Wohnen	65,291	2,149,823
E.ON	349,195	2,775,656
Evonik Industries	33,374	1,088,217
Fraport Frankfurt Airport Services Worldwide	6,547	463,271
Fresenius	72,514	5,827,373
Fresenius Medical Care	37,648	3,174,876
GEA Group	34,126	1,450,400
Hannover Rueck	11,252	1,298,193
HeidelbergCement	25,902	2,425,007
Henkel	20,115	2,234,922
HOCHTIEF	3,454	570,948
HUGO BOSS	11,260	821,752
Infineon Technologies	198,815	4,060,575
#†Innogy 144A	23,368	882,112
K+S	32,225	749,089
LANXESS	17,079	1,145,848
Linde	32,798	5,461,768
MAN	6,236	642,837
Merck	22,494	2,562,837
METRO	31,210	998,179
Muenchener Rueckversicherungs-Gesellschaft in Muenchen Class R	28,453	5,566,861
OSRAM Licht	14,982	938,989
ProSiebenSat.1 Media	45,717	2,024,236

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
RTL Group	6,515	$524,740
†RWE	91,325	1,513,505
SAP	175,081	17,179,694
Siemens	136,324	18,673,269
Symrise	24,275	1,614,392
Telefonica Deutschland Holding	131,416	651,905
thyssenkrupp	72,025	1,764,161
United Internet	20,709	916,391
Volkswagen	5,465	814,168
Vonovia	81,381	2,867,574
#†Zalando 144A	14,559	589,034

		203,782,178

∎Hong Kong–3.42%
AIA Group	2,145,800	13,529,460
ASM Pacific Technology	34,000	462,433
Bank of East Asia	216,220	894,483
BOC Hong Kong Holdings	645,000	2,635,109
Cathay Pacific Airways	188,000	272,874
Cheung Kong Infrastructure Holdings	112,000	879,110
Cheung Kong Property Holdings	470,924	3,172,215
CK Hutchison Holdings	477,660	5,875,866
CLP Holdings	287,000	3,000,547
First Pacific	369,750	268,338
Galaxy Entertainment Group	452,000	2,474,760
Hang Lung Group	148,000	631,307
Hang Lung Properties	388,000	1,008,505
Hang Seng Bank	133,400	2,705,249
Henderson Land Development	186,574	1,155,959
#HK Electric Investments 144A	446,308	411,190
HKT Trust	706,592	911,028
Hong Kong & China Gas	1,329,471	2,658,428
Hong Kong Exchanges & Clearing	205,325	5,167,802
Hongkong Land Holdings	231,000	1,776,390
Hysan Development	105,850	480,115
Jardine Matheson Holdings	43,600	2,801,300
Jardine Strategic Holdings	41,500	1,743,000
Kerry Properties	101,531	352,089
Li & Fung	992,000	430,167
Link REIT	388,715	2,723,481
Melco Crown Entertainment ADR	35,846	664,585
MGM China Holdings	135,995	283,487
MTR	290,487	1,631,571
New World Development	988,366	1,215,824
NWS Holdings	264,725	483,021
PCCW	636,596	375,167
Power Assets Holdings	266,000	2,293,251
Sands China	465,868	2,158,045
Shangri-La Asia	254,166	370,219
Sino Land	519,996	911,323
SJM Holdings	287,591	233,877
Sun Hung Kai Properties	254,005	3,732,532

LVIP SSGA International Index Fund–3

LVIP SSGA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
∎Hong Kong (continued)
Swire Pacific Class A	91,500	$913,646
Swire Properties	196,961	631,066
Techtronic Industries	231,500	936,843
#WH Group 144A	1,351,793	1,165,414
Wharf Holdings	265,000	2,274,400
Wheelock & Co.	137,000	1,083,272
Wynn Macau	271,153	551,971
Yue Yuen Industrial Holdings	118,500	465,827

		80,796,546

Ireland–0.72%
†AerCap Holdings	27,988	1,286,608
†=Anglo Irish Bank	3,965	0
†Bank of Ireland	4,631,473	1,161,101
CRH	146,979	5,185,283
Kerry Group Class A	30,564	2,403,038
Paddy Power Betfair	15,571	1,669,420
†Ryanair Holdings ADR	5,317	441,205
WPP	225,573	4,951,510

		17,098,165

Israel–0.67%
Azrieli Group	6,290	333,730
Bank Hapoalim	182,788	1,114,136
†Bank Leumi Le-Israel	243,592	1,075,907
Bezeq The Israeli Telecommunication	354,913	637,815
†Check Point Software Technologies	24,864	2,552,538
Elbit Systems	3,945	451,511
Frutarom Industries	6,428	359,329
Israel Chemicals	85,880	365,094
Mizrahi Tefahot Bank	17,430	295,624
†Mobileye	29,528	1,813,019
NICE Systems	10,087	677,757
†Taro Pharmaceutical Industries	3,595	419,249
Teva Pharmaceutical Industries	153,703	5,053,424
Teva Pharmaceutical Industries ADR	17,569	563,789

		15,712,922

Italy–2.00%
Assicurazioni Generali	204,573	3,251,753
Atlantia	80,622	2,081,383
Enel	1,348,384	6,349,345
Eni	450,773	7,381,579
Ferrari	21,087	1,569,069
†Fiat Chrysler Automobiles	151,914	1,661,134
Intesa Sanpaolo	2,241,895	6,089,150
Intesa Sanpaolo RSP	156,997	399,283
†Leonardo	68,138	966,045
Luxottica Group	33,063	1,825,306
Mediobanca	95,321	859,267
#Poste Italiane 144A	93,206	621,451
Prysmian	33,255	879,106
†Saipem	895,467	406,473

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Italy (continued)
Snam	477,651	$2,065,748
†Telecom Italia	1,994,847	1,793,991
Telecom Italia RSP	1,014,860	740,534
Tenaris	88,192	1,511,917
Terna Rete Elettrica Nazionale	253,807	1,259,040
UniCredit	333,463	5,140,419
UnipolSai Assicurazioni	165,713	365,586

		47,217,579

Japan–23.12%
ABC-Mart	4,800	280,679
†Acom	67,200	268,607
Aeon	127,200	1,856,642
AEON Financial Service	19,500	367,300
Aeon Mall	16,390	257,929
Air Water	24,000	442,361
Aisin Seiki	37,500	1,842,495
Ajinomoto	105,000	2,071,611
Alfresa Holdings	29,600	512,875
Alps Electric	31,400	889,850
Amada Holdings	57,300	654,166
ANA Holdings	199,000	607,385
Aozora Bank	252,000	928,052
Asahi Glass	172,000	1,393,551
Asahi Group Holdings	67,300	2,543,774
Asahi Kasei	243,000	2,357,316
Asics	29,200	468,963
Astellas Pharma	380,200	5,006,496
Bandai Namco Holdings	41,400	1,238,319
Bank of Kyoto	51,000	371,517
Benesse Holdings	10,300	321,962
Bridgestone	114,600	4,635,263
Brother Industries	39,700	829,089
Calbee	12,400	422,689
Canon	188,600	5,880,092
Casio Computer	39,300	546,804
Central Japan Railway	25,400	4,138,651
Chiba Bank	128,000	822,061
Chubu Electric Power	125,300	1,678,095
Chugai Pharmaceutical	38,000	1,305,578
Chugoku Bank	25,500	371,059
Chugoku Electric Power	46,900	519,005
Concordia Financial Group	241,900	1,119,871
Credit Saison	24,400	435,268
†CYBERDYNE	16,000	229,660
Dai Nippon Printing	94,000	1,013,204
Daicel	47,100	567,332
Dai-ichi Life Insurance	189,400	3,396,543
Daiichi Sankyo	104,900	2,362,205
Daikin Industries	41,200	4,139,244
Daito Trust Construction	13,600	1,868,427
Daiwa House Industry	98,800	2,836,296

LVIP SSGA International Index Fund–4

LVIP SSGA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Daiwa House REIT Investment	230	$597,880
Daiwa Securities Group	322,000	1,960,692
DeNA	17,700	359,151
Denso	83,700	3,681,657
Dentsu	41,900	2,273,206
Don Quijote Holdings	21,600	748,909
East Japan Railway	58,400	5,085,149
Eisai	48,100	2,490,330
Electric Power Development	24,700	577,953
FamilyMart	13,900	829,031
FANUC	34,300	7,030,684
Fast Retailing	9,300	2,917,057
Fuji Electric	127,000	754,038
FUJIFILM Holdings	76,500	2,987,712
Fujitsu	360,000	2,201,779
Fukuoka Financial Group	136,000	588,808
Hachijuni Bank	96,200	543,517
Hakuhodo DY Holdings	32,700	387,712
Hamamatsu Photonics	25,800	742,738
Hankyu Hanshin Holdings	47,500	1,544,507
Hikari Tsushin	5,000	488,637
Hino Motors	47,200	571,081
Hirose Electric	6,940	959,993
Hiroshima Bank	75,000	318,647
Hisamitsu Pharmaceutical	13,200	754,082
Hitachi	852,000	4,610,887
Hitachi Chemical	17,500	484,146
Hitachi Construction Machinery	25,300	630,625
Hitachi High-Technologies	14,900	606,948
Hitachi Metals	34,000	477,032
Hokuriku Electric Power	28,300	274,535
Honda Motor	289,400	8,710,854
Hoshizaki	10,400	818,324
Hoya	68,200	3,281,049
Hulic	50,200	472,105
Idemitsu Kosan	14,400	500,566
†IHI	260,000	819,725
Iida Group Holdings	25,000	383,544
Inpex	185,000	1,818,760
Isetan Mitsukoshi Holdings	56,500	620,165
Isuzu Motors	101,400	1,341,161
ITOCHU	263,000	3,732,507
J Front Retailing	43,000	637,295
Japan Airlines	20,200	639,766
Japan Airport Terminal	7,300	253,431
Japan Exchange Group	102,300	1,456,440
Japan Post Bank	68,200	845,991
Japan Post Holdings	92,800	1,164,480
Japan Prime Realty Investment	140	541,992
Japan Real Estate Investment	258	1,367,286
Japan Retail Fund Investment	430	843,546
Japan Tobacco	194,700	6,327,356

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
JFE Holdings	91,900	$1,575,417
JGC	34,900	606,589
JSR	31,300	527,711
JTEKT	37,600	583,943
JXTG Holdings	539,660	2,650,068
Kajima	184,000	1,199,892
Kakaku.com	22,800	310,267
Kamigumi	41,000	354,280
Kaneka	43,000	319,806
Kansai Electric Power	119,800	1,471,002
Kansai Paint	36,800	781,087
Kao	88,900	4,874,208
Kawasaki Heavy Industries	244,000	740,789
KDDI	325,500	8,543,169
Keihan Holdings	86,000	526,058
Keikyu	79,000	867,134
Keio	97,000	768,472
Keisei Electric Railway	23,000	533,630
Keyence	17,188	6,882,611
Kikkoman	25,000	746,654
Kintetsu Group Holdings	369,000	1,329,103
Kirin Holdings	143,300	2,703,689
†Kobe Steel	52,100	475,466
Koito Manufacturing	23,200	1,206,575
Komatsu	162,400	4,232,494
Konami Holdings	15,200	645,109
Konica Minolta	76,200	681,714
Kose	5,400	488,440
Kubota	185,000	2,776,745
Kuraray	73,900	1,120,481
Kurita Water Industries	16,000	387,030
Kyocera	56,200	3,130,804
Kyowa Hakko Kirin	43,700	691,632
Kyushu Electric Power	71,900	765,952
Kyushu Financial Group	68,000	415,953
Lawson	9,400	637,474
†Line	7,000	268,795
Lion	40,000	719,303
LIXIL Group	54,700	1,388,013
M3	32,700	811,552
Mabuchi Motor	8,200	461,816
Makita	44,000	1,541,364
Marubeni	321,000	1,976,516
Marui Group	39,100	531,378
Maruichi Steel Tube	14,100	400,849
Mazda Motor	110,800	1,595,369
McDonald’s Holdings	13,100	382,422
Mebuki Financial	198,510	793,469
Medipal Holdings	37,600	589,685
MEIJI Holdings	22,268	1,854,167
MINEBEA MITSUMI	60,000	800,323
Miraca Holdings	13,300	611,659

LVIP SSGA International Index Fund–5

LVIP SSGA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
MISUMI Group	46,100	$833,138
Mitsubishi	267,100	5,771,212
Mitsubishi Chemical Holdings	264,600	2,047,305
Mitsubishi Electric	341,000	4,891,557
Mitsubishi Estate	220,000	4,011,497
Mitsubishi Gas Chemical	30,500	633,396
Mitsubishi Heavy Industries	613,000	2,459,048
Mitsubishi Logistics	19,000	261,798
Mitsubishi Materials	18,800	569,083
Mitsubishi Motors	121,700	731,315
Mitsubishi Tanabe Pharma	39,700	826,593
Mitsubishi UFJ Financial Group	2,270,800	14,271,793
Mitsubishi UFJ Lease & Finance	106,000	528,429
Mitsui & Co.	300,800	4,356,777
Mitsui Chemicals	190,000	938,651
Mitsui Fudosan	157,000	3,347,867
Mitsui OSK Lines	193,000	606,755
Mixi	8,300	399,605
Mizuho Financial Group	4,277,220	7,837,536
MS&AD Insurance Group Holdings	88,554	2,815,783
Murata Manufacturing	33,800	4,807,536
Nabtesco	19,000	503,458
Nagoya Railroad	155,000	697,521
NEC	528,000	1,271,032
Nexon	30,200	479,869
NGK Insulators	54,500	1,233,630
NGK Spark Plug	30,000	685,530
NH Foods	29,000	778,595
Nidec	41,900	3,987,519
Nikon	57,400	832,153
Nintendo	20,000	4,641,157
Nippon Building Fund	277	1,515,252
Nippon Electric Glass	99,000	598,464
Nippon Express	140,000	719,303
Nippon Paint Holdings	27,400	953,696
Nippon Prologis REIT	264	572,202
Nippon Steel & Sumitomo Metal	141,822	3,267,524
Nippon Telegraph & Telephone	122,200	5,215,974
†Nippon Yusen	272,000	574,149
Nissan Chemical Industries	20,700	602,425
Nissan Motor	414,600	3,997,782
Nisshin Seifun Group	31,765	473,921
Nissin Foods Holdings	9,900	548,666
Nitori Holdings	15,600	1,971,544
Nitto Denko	28,700	2,217,528
NOK	14,100	327,265
Nomura Holdings	639,100	3,971,915
Nomura Real Estate Holdings	21,000	334,627
Nomura Real Estate Master Fund	690	1,070,978
Nomura Research Institute	22,869	842,207
NSK	74,300	1,062,477
NTT Data	25,900	1,228,348

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
NTT DOCOMO	244,900	$5,702,895
Obayashi	113,700	1,063,161
Obic	10,900	518,908
Odakyu Electric Railway	51,500	1,001,967
Oji Holdings	137,000	641,130
Olympus	56,300	2,164,412
Omron	32,900	1,443,605
Ono Pharmaceutical	80,100	1,658,048
Oracle Corp. Japan	5,900	337,052
Oriental Land	42,000	2,408,030
ORIX	232,400	3,439,136
Osaka Gas	380,000	1,443,816
Otsuka	8,800	477,427
Otsuka Holdings	68,300	3,080,954
Panasonic	388,700	4,392,209
Park24	17,800	465,905
Pola Orbis Holdings	14,000	337,896
Rakuten	180,700	1,809,759
Recruit Holdings	64,300	3,280,553
Resona Holdings	383,000	2,056,909
Ricoh	138,600	1,140,372
Rinnai	5,400	429,749
Rohm	15,000	997,036
Ryohin Keikaku	4,100	898,221
Sankyo	7,600	253,948
Santen Pharmaceutical	62,800	909,311
SBI Holdings	35,870	500,047
Secom	36,600	2,619,828
Sega Sammy Holdings	31,700	424,831
Seibu Holdings	30,000	495,015
Seiko Epson	57,900	1,219,057
Sekisui Chemical	83,500	1,403,292
Sekisui House	116,900	1,922,608
Seven & i Holdings	133,000	5,211,048
Seven Bank	91,400	298,838
†Sharp	281,000	1,186,293
Shimadzu	39,000	619,698
Shimamura	3,500	462,454
Shimano	14,300	2,087,263
Shimizu	93,000	833,684
Shin-Etsu Chemical	68,800	5,959,824
Shinsei Bank	301,000	554,253
Shionogi & Co.	52,000	2,684,775
Shiseido	73,700	1,939,648
Shizuoka Bank	90,000	732,417
Showa Shell Sekiyu	36,300	367,467
SMC	10,000	2,956,975
SoftBank Group	146,700	10,359,790
Sohgo Security Services	11,900	444,126
Sompo Holdings	61,375	2,248,708
Sony	223,800	7,570,563
Sony Financial Holdings	29,300	470,832

LVIP SSGA International Index Fund–6

LVIP SSGA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Stanley Electric	25,300	$721,526
Start Today	29,400	650,428
Subaru	108,300	3,971,876
Sumitomo	207,400	2,789,738
Sumitomo Chemical	278,000	1,553,184
Sumitomo Dainippon Pharma	36,600	604,247
Sumitomo Electric Industries	145,600	2,414,242
Sumitomo Heavy Industries	93,000	648,235
Sumitomo Metal Mining	100,000	1,422,348
Sumitomo Mitsui Financial Group	238,500	8,665,521
Sumitomo Mitsui Trust Holdings	63,746	2,210,182
Sumitomo Realty & Development	69,000	1,788,682
Sumitomo Rubber Industries	28,800	490,736
Sundrug	12,600	422,716
Suntory Beverage & Food	28,700	1,209,045
Suruga Bank	29,100	612,687
Suzuken Aichi	13,050	427,850
Suzuki Motor	59,800	2,482,670
Sysmex	30,300	1,837,106
T&D Holdings	114,000	1,654,756
Taiheiyo Cement	198,000	661,601
Taisei	207,000	1,507,922
Taisho Pharmaceutical Holdings	7,700	625,240
Taiyo Nippon Sanso	21,900	256,120
Takashimaya	70,000	612,414
Takeda Pharmaceutical	125,800	5,908,634
TDK	24,100	1,526,138
Teijin	31,600	595,782
Terumo	65,600	2,277,409
THK	20,300	511,101
Tobu Railway	167,000	846,025
Toho	25,100	665,320
Toho Gas	60,000	424,144
Tohoku Electric Power	93,900	1,271,905
Tokio Marine Holdings	120,400	5,078,581
†Tokyo Electric Power Holdings	243,500	953,615
Tokyo Electron	27,400	2,991,530
Tokyo Gas	343,000	1,560,799
Tokyo Tatemono	32,000	421,953
Tokyu	208,000	1,472,236
Tokyu Fudosan Holdings	86,300	468,204
Toppan Printing	89,000	907,348
Toray Industries	282,000	2,500,081
†Toshiba	769,000	1,667,445
TOTO	29,400	1,110,455
Toyo Seikan Group Holdings	27,500	446,600
Toyo Suisan Kaisha	13,900	517,520
Toyoda Gosei	10,900	277,175
Toyota Industries	28,600	1,420,623
Toyota Motor	465,700	25,274,045
Toyota Tsusho	36,000	1,089,733
Trend Micro	18,500	822,555

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Tsuruha Holdings	6,500	$601,365
Unicharm	78,800	1,888,071
United Urban Investment	495	760,307
USS	37,900	631,837
West Japan Railway	31,900	2,074,804
Yahoo Japan	239,700	1,106,672
Yakult Honsha	14,800	821,558
Yamada Denki	105,800	527,432
Yamaguchi Financial Group	32,000	346,933
Yamaha	28,600	787,380
Yamaha Motor	57,000	1,372,649
Yamato Holdings	59,400	1,244,503
Yamazaki Baking	28,900	594,458
Yaskawa Electric	42,700	856,838
Yokogawa Electric	50,700	797,866
Yokohama Rubber	16,000	313,159

		546,154,868

Netherlands–4.36%
#ABN AMRO Group CVA 144A	56,426	1,369,442
Aegon	303,278	1,543,595
Akzo Nobel	47,252	3,918,248
†Altice Class A	62,218	1,407,464
†Altice Class B-W/I	16,305	368,756
†ArcelorMittal	321,137	2,701,656
†ASML Holding	66,213	8,787,122
Boskalis Westminster	15,767	543,714
CNH Industrial	199,381	1,922,805
EXOR	18,655	964,808
Gemalto	13,504	754,590
Heineken	40,383	3,437,831
Heineken Holding	16,973	1,350,224
ING Groep	689,080	10,416,516
Koninklijke Ahold Delhaize	226,025	4,836,937
Koninklijke DSM	35,020	2,368,955
Koninklijke KPN	663,161	1,997,160
Koninklijke Philips	167,429	5,381,617
Koninklijke Vopak	11,600	505,823
NN Group	61,092	1,986,797
†NXP Semiconductors	55,320	5,725,620
†QIAGEN	39,947	1,159,567
Randstad Holding	20,765	1,198,429
RELX	174,050	3,223,345
Royal Dutch Shell Class B	667,510	18,269,482
Unilever CVA	289,958	14,405,367
Wolters Kluwer	58,315	2,424,030

		102,969,900

New Zealand–0.16%
Auckland International Airport	168,953	800,628
Contact Energy	130,095	461,455
Fletcher Building	113,652	662,855

LVIP SSGA International Index Fund–7

LVIP SSGA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
New Zealand (continued)
Mercury	115,924	$255,978
Meridian Energy	215,758	423,490
Ryman Healthcare	58,695	346,031
Spark New Zealand	302,819	742,966

		3,693,403

Norway–0.61%
DNB	170,641	2,704,833
Gjensidige Forsikring	32,572	496,194
†Marine Harvest	64,411	981,971
Norsk Hydro	226,423	1,314,837
Orkla	137,241	1,229,162
Schibsted	14,689	378,080
Schibsted Class B	15,002	343,329
Statoil	198,140	3,385,332
Telenor	144,856	2,410,836
Yara International	31,230	1,202,469

		14,447,043

Portugal–0.15%
Energias de Portugal	389,897	1,320,616
Galp Energia	99,416	1,508,661
Jeronimo Martins	41,950	750,495

		3,579,772

Singapore–1.33%
Ascendas Real Estate Investment Trust	514,387	926,658
CapitaLand	432,300	1,121,814
CapitaLand Commercial Trust	490,700	541,968
CapitaLand Mall Trust	545,400	768,087
City Developments	95,300	694,899
ComfortDelGro	363,000	664,317
DBS Group Holdings	314,173	4,357,119
Genting Singapore	1,017,800	742,150
Global Logistic Properties	449,000	892,319
Golden Agri-Resources	1,199,480	330,128
Hutchison Port Holdings Trust	909,400	377,401
Jardine Cycle & Carriage	22,288	698,825
Keppel	246,515	1,223,015
Oversea-Chinese Banking	552,455	3,838,769
SATS	113,200	394,907
Sembcorp Industries	151,000	343,268
Singapore Airlines	91,000	655,088
Singapore Exchange	135,000	743,110
Singapore Press Holdings	341,200	865,897
Singapore Technologies Engineering	338,800	903,402
Singapore Telecommunications	1,508,700	4,227,833
StarHub	118,000	242,942
Suntec Real Estate Investment Trust	451,000	577,110
United Overseas Bank	246,067	3,889,296
UOL Group	75,308	375,234

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Singapore (continued)
Wilmar International	402,300	$1,015,205

		31,410,761

South Africa–0.02%
Mediclinic International	62,675	559,102

		559,102

Spain–3.25%
Abertis Infraestructuras	125,795	2,026,391
ACS Actividades de Construccion y Servicios	33,102	1,126,315
#Aena 144A	13,133	2,077,725
Amadeus IT Group	77,050	3,909,286
Banco Bilbao Vizcaya Argentaria	1,164,853	9,034,176
Banco de Sabadell	890,297	1,631,703
†Banco Popular Espanol	565,278	548,765
Banco Santander	2,596,292	15,912,065
Bankia	835,065	949,643
Bankinter	120,397	1,010,947
CaixaBank	640,406	2,752,553
Distribuidora Internacional de Alimentacion	104,799	606,065
Enagas	38,184	991,890
Endesa	53,477	1,256,795
Ferrovial	95,960	1,920,464
Gas Natural SDG	61,664	1,351,186
Grifols	50,221	1,231,707
Iberdrola	978,775	7,001,074
Industria de Diseno Textil	193,013	6,803,143
Mapfre	181,469	622,395
Red Electrica	84,952	1,631,282
Repsol	197,306	3,046,785
Telefonica	804,686	9,000,733
Zardoya Otis	26,746	247,093

		76,690,181

Sweden–2.81%
Alfa Laval	49,739	938,644
Assa Abloy Class B	175,735	3,614,466
Atlas Copco Class A	118,102	4,168,856
Atlas Copco Class B	75,438	2,397,677
Boliden	53,867	1,605,072
Electrolux Class B	40,505	1,126,012
Getinge Class B	35,029	614,527
Hennes & Mauritz Class B	167,276	4,274,936
Hexagon Class B	50,429	2,026,018
Husqvarna Class B	76,246	669,231
ICA Gruppen	14,943	509,960
Industrivarden Class C	25,640	555,398
Investor Class B	79,770	3,357,931
Kinnevik Class B	39,633	1,057,098
L E Lundbergforetagen Class B	6,376	432,270
†Lundin Petroleum	31,520	639,500

LVIP SSGA International Index Fund–8

LVIP SSGA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Sweden (continued)
Millicom International Cellular SDR	11,134	$620,899
Nordea Bank	537,580	6,137,326
Sandvik	185,841	2,777,043
Securitas Class B	53,264	832,190
Skandinaviska Enskilda Banken Class A	265,782	2,957,203
Skanska Class B	66,792	1,572,778
SKF Class B	67,025	1,326,191
Svenska Cellulosa Class B	106,614	3,438,528
Svenska Handelsbanken Class A	268,275	3,679,532
Swedbank Class A	159,200	3,688,340
Swedish Match	31,779	1,033,807
Tele2 Class B	56,196	536,520
Telefonaktiebolaget LM Ericsson Class B	538,519	3,593,873
Telia	504,173	2,115,010
Volvo Class B	272,230	4,019,355

		66,316,191

Switzerland–8.97%
†ABB	333,719	7,806,156
Actelion	17,096	4,825,078
Adecco	31,527	2,239,451
†Aryzta	14,685	471,345
Baloise Holding	8,418	1,157,249
†Barry Callebaut	344	449,554
†Chocoladefabriken Lindt & Spruengli Class R	17	1,129,062
Chocoladefabriken Lindt & Spruengli PC	169	958,339
Cie Financiere Richemont Class A	92,461	7,310,848
†Credit Suisse Group	350,602	5,215,364
†Dufry	7,710	1,174,608
†EMS-Chemie Holding	1,378	802,738
Galenica	657	692,649
Geberit	6,468	2,788,282
Givaudan	1,614	2,906,860
†Glencore	2,171,205	8,518,628
†Julius Baer Group	43,410	2,166,925
Kuehne + Nagel International Class R	9,092	1,284,399
†LafargeHolcim	80,244	4,742,619
†Lonza Group	10,289	1,945,526
Nestle	555,787	42,641,872
Novartis	398,526	29,581,598
Pargesa Holding Bearer Shares	4,834	341,683
Partners Group Holding	3,389	1,821,970
Roche Holding	125,407	32,026,267
Schindler Holding	3,438	651,801
Schindler Holding PC	7,448	1,441,045
SGS	1,058	2,257,222
Sika Bearer Shares	416	2,496,042
Sonova Holding	8,974	1,244,435

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Switzerland (continued)
Swatch Group	6,016	$2,154,384
Swatch Group Bearer Shares	8,354	582,149
†Swiss Life Holding	6,262	2,020,545
Swiss Prime Site	12,045	1,060,018
Swiss Re	57,200	5,136,665
Swisscom	4,999	2,306,233
Syngenta	18,014	7,950,870
UBS Group	649,977	10,401,968
Zurich Insurance Group	26,680	7,122,480

		211,824,927

United Kingdom–16.43%
3i Group	190,478	1,788,681
Aberdeen Asset Management	155,322	515,114
Admiral Group	35,605	887,283
†Anglo American	246,272	3,762,818
Antofagasta	66,393	694,169
Ashtead Group	97,536	2,020,013
Associated British Foods	68,680	2,242,441
AstraZeneca	225,104	13,854,861
#Auto Trader Group 144A	168,540	828,395
Aviva	715,041	4,766,054
Babcock International Group	41,546	459,107
BAE Systems	559,385	4,502,984
Barclays	3,006,493	8,479,146
Barratt Developments	206,243	1,412,166
Berkeley Group Holdings	22,114	888,552
BHP Billiton	373,639	5,776,753
BP	3,435,303	19,693,369
British American Tobacco	332,403	22,072,789
British Land	192,836	1,473,786
BT Group	1,497,236	5,969,072
Bunzl	65,517	1,904,401
Burberry Group	87,110	1,881,576
Capita	112,215	793,654
Carnival	36,968	2,120,402
Centrica	1,045,627	2,842,843
Cobham	287,542	479,148
Coca-Cola European Partners	42,766	1,599,078
†Coca-Cola HBC	29,789	769,220
Compass Group	290,058	5,473,010
Croda International	22,097	986,705
DCC	15,080	1,327,285
Diageo	447,607	12,806,024
Direct Line Insurance Group	242,254	1,054,429
Dixons Carphone	164,784	655,710
easyJet	26,750	343,865
Experian	166,439	3,394,892
Fresnillo	36,441	710,422
G4S	261,232	995,966
GKN	301,284	1,371,380
GlaxoSmithKline	868,905	18,066,165

LVIP SSGA International Index Fund–9

LVIP SSGA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Hammerson	133,317	$953,758
Hargreaves Lansdown	43,922	715,939
Hikma Pharmaceuticals	26,275	652,144
HSBC Holdings	3,532,890	28,811,163
IMI	45,784	684,338
Imperial Brands	170,033	8,238,038
Inmarsat	75,942	809,231
InterContinental Hotels Group	36,864	1,804,984
International Consolidated Airlines Group	34,180	226,072
International Consolidated Airlines Group (London Stock Exchange)	102,223	677,518
Intertek Group	27,383	1,349,683
Intu Properties	158,853	555,683
Investec	139,504	950,828
ITV	712,834	1,955,017
J Sainsbury	333,823	1,105,426
Johnson Matthey	38,061	1,468,748
Kingfisher	436,260	1,782,430
Land Securities Group	153,602	2,038,024
Legal & General Group	1,043,054	3,231,821
Lloyds Banking Group	11,407,702	9,478,925
London Stock Exchange Group	60,883	2,418,849
Marks & Spencer Group	330,298	1,394,608
Meggitt	130,524	728,215
#Merlin Entertainments 144A	119,494	718,029
Mondi	72,291	1,745,349
National Grid	667,505	8,476,073
Next	27,365	1,481,138
Old Mutual	857,223	2,154,473
Pearson	161,264	1,378,975
Persimmon	52,523	1,377,979
Petrofac	43,679	502,927
Provident Financial	24,853	933,216
Prudential	457,941	9,673,497
Randgold Resources	15,997	1,395,970
Reckitt Benckiser Group	111,985	10,222,696
RELX	190,443	3,731,798
Rio Tinto	219,631	8,831,763
†Rolls-Royce Holdings	321,530	3,037,451
†Royal Bank of Scotland Group	688,673	2,088,932
Royal Dutch Shell Class A	779,090	20,459,514
Royal Mail	151,527	806,855
RSA Insurance Group	206,709	1,518,951
Sage Group	210,171	1,660,253
Schroders	23,299	884,497
Segro	167,392	956,765
Severn Trent	48,292	1,441,230
Shire	160,477	9,371,483
Sky	178,892	2,187,546
Smith & Nephew	152,808	2,328,070
Smiths Group	80,108	1,624,947

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
SSE	177,774	$3,287,540
St James’s Place	92,031	1,224,546
†Standard Chartered	579,894	5,543,570
Standard Life	386,152	1,716,074
Tate & Lyle	78,530	752,193
Taylor Wimpey	554,176	1,340,746
†Tesco	1,432,622	3,331,394
Travis Perkins	42,088	798,363
TUI	101,666	1,408,793
Unilever	228,156	11,261,323
United Utilities Group	133,977	1,667,687
Vodafone Group	4,733,307	12,341,080
Weir Group	36,368	873,490
Whitbread	35,922	1,781,364
William Hill	146,218	532,736
Wm Morrison Supermarkets	455,030	1,368,257
Wolseley	44,117	2,774,764
#Worldpay Group 144A	370,433	1,370,997

		388,060,464

Total Common Stock (Cost $1,975,711,868)		2,314,007,991

ΔPREFERRED STOCK–0.52%
Germany–0.52%
Bayerische Motoren Werke 4.89%	10,228	805,467
FUCHS PETROLUB 1.93%	12,670	618,103
Henkel 1.33%	31,330	4,014,084
Porsche Automobil Holding 2.03%	30,053	1,639,576
Schaeffler 3.21%	27,682	486,673
Volkswagen 1.55%	32,752	4,772,781

Total Preferred Stock (Cost $11,124,627)		12,336,684

ΔRIGHT–0.03%
Germany–0.03%
†Deutsche Bank exercise price EUR 11.65, expiration date 4/6/17	243,000	580,681

		580,681

Total Right (Cost $0)		580,681

LVIP SSGA International Index Fund–10

LVIP SSGA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–0.55%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	12,885,637	$12,885,637

Total Money Market Fund (Cost $12,885,637)		12,885,637

TOTAL VALUE OF SECURITIES–99.07% (Cost $1,999,722,132)	$2,339,810,993
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.93%	22,045,427

NET ASSETS APPLICABLE TO 269,762,498 SHARES OUTSTANDING–100.00%	$2,361,856,420

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2017, the aggregate value of Rule 144A securities was $12,013,785, which represents 0.51% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

∎	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«	Includes $858,790 cash collateral held at broker for futures contracts as of March 31, 2017.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2017, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets.

☐	Securities listed and traded on the Hong Kong Stock Exchange.

The following futures contract was outstanding at March 31, 2017:

Futures Contract

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
Equity Contracts:
423	E-mini MSCI EAFE Index	$36,860,319	$37,689,300	6/19/17	$828,981

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP SSGA International Index Fund–11

LVIP SSGA International Index Fund

Schedule of Investments (continued)

Summary of Abbreviations:

ADR–American Depositary Receipt

CDI–Chess Depository Interest

CVA–Dutch Certificate

EAFE–Europe Australasia Far East

EUR–Euro

FDR–Fiduciary Depositary Receipt

MSCI–Morgan Stanley Capital International

PC–Participation Certificate

REIT–Real Estate Investment Trust

RSP–Risparmio Italian Savings Shares

SDR–Special Drawing Right

See accompanying notes.

LVIP SSGA International Index Fund–12

LVIP SSGA International Index Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA International Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,999,722,132

Aggregate unrealized appreciation	$633,461,478
Aggregate unrealized depreciation	(293,372,617)

Net unrealized appreciation	$340,088,861

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP SSGA International Index Fund–13

LVIP SSGA International Index Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:

Assets:
Common Stock	$2,314,007,991
Preferred Stock	12,336,684
Rights	580,681
Money Market Fund	12,885,637

Total Investments	$2,339,810,993

Derivatives:

Assets:
Futures Contracts	$828,981

The value of Level 3 investments was zero at the end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. International fair value pricing was not utilized at March 31, 2017. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP SSGA International Index Fund–14

LVIP SSGA International Managed Volatility Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–93.06%
International Equity Fund–93.06%
*Lincoln Variable Insurance Products Trust–LVIP SSGA International Index Fund	41,971,663	$367,503,882

Total Affiliated Investment (Cost $346,964,406)		367,503,882

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS–6.45%
Common Stock–0.01%
China Merchants Shekou Industrial Zone Holdings	19,861	$50,720

		50,720

Money Market Fund–6.44%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	25,414,374	25,414,374

		25,414,374

Total Unaffiliated Investments (Cost $25,466,734)		25,465,094

TOTAL VALUE OF SECURITIES–99.51% (Cost $372,431,140)	392,968,976
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.49%	1,935,192

NET ASSETS APPLICABLE TO 44,798,851 SHARES OUTSTANDING–100.00%	$394,904,168

*	Standard Class shares.

«	Includes $412,771 cash collateral due to broker for futures contracts and $1,864,478 foreign currencies collateral held at broker for futures contracts as of March 31, 2017.

The following futures contracts were outstanding at March 31, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
Currency Contracts:
80	British Pound	$6,098,971	$6,278,000	6/20/17	$179,029
79	Euro	10,462,306	10,587,975	6/20/17	125,669
70	Japanese Yen	7,670,898	7,885,063	6/20/17	214,165

					518,863

Equity Contracts:
309	Euro STOXX 50 Index	10,994,392	11,293,507	6/19/17	299,115
73	FTSE 100 Index	6,649,595	6,654,296	6/19/17	4,701
45	Nikkei 225 Index (OSE)	7,775,707	7,643,492	6/9/17	(132,215)

					171,601

Total					$690,464

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

See accompanying notes.

LVIP SSGA International Managed Volatility Fund–1

LVIP SSGA International Managed Volatility Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA International Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, primarily the LVIP SSGA International Index Fund (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of open-end Underlying Funds are valued under the valuation policy of the Underlying Funds. For information regarding the determination of each Underlying Fund’s NAV, see the Underlying Fund’s prospectus and statement of additional information. Investments in government money market funds have a stable NAV. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$372,431,140

Aggregate unrealized appreciation	$20,539,542
Aggregate unrealized depreciation	(1,706)

Net unrealized appreciation	$20,537,836

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP SSGA International Managed Volatility Fund–2

LVIP SSGA International Managed Volatility Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:

Assets:
Affiliated Investment	$367,503,882
Unaffiliated Investments	25,465,094

Total Investments	$392,968,976

Derivatives:

Assets:
Futures Contracts	$822,679

Liabilities:
Futures Contracts	$(132,215)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2017 were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change In Unrealized Appreciation (Depreciation)	Value 3/31/17	Dividends	Capital Gain Distributions
LVIP SSGA International Index Fund	$351,095,718	$3,934,670	$13,442,977	$(1,286,566)	$27,203,037	$367,503,882	$—	$—

4. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP SSGA International Managed Volatility Fund–3

LVIP SSGA Large Cap Managed Volatility Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–93.18%
Equity Fund–93.18%
*Lincoln Variable Insurance Products Trust–LVIP SSGA S&P 500 Index Fund	18,113,504	$298,836,583

Total Affiliated Investment (Cost $259,484,951)		298,836,583

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT–6.85%
Money Market Fund–6.85%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	21,961,028	$21,961,028

Total Unaffiliated Investment (Cost $21,961,028)		21,961,028

TOTAL VALUE OF SECURITIES–100.03% (Cost $281,445,979)	320,797,611
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(86,626)

NET ASSETS APPLICABLE TO 26,166,919 SHARES OUTSTANDING–100.00%	$320,710,985

*	Standard Class shares.

«	Includes $845,020 cash collateral held at broker for futures contracts as of March 31, 2017.

The following futures contracts were outstanding at March 31, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
Equity Contracts:
173	E-mini S&P 500 Index	$20,433,810	$20,407,080	6/17/17	$(26,730)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

S&P–Standard & Poor’s

See accompanying notes.

LVIP SSGA Large Cap Managed Volatility Fund–1

LVIP SSGA Large Cap Managed Volatility Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Large Cap Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the LVIP SSGA S&P 500 Index Fund (collectively, “the Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial Statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$281,445,979

Aggregate unrealized appreciation	$39,351,632
Aggregate unrealized depreciation	—

Net unrealized appreciation	$39,351,632

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:

Assets:
Affiliated Investment	$298,836,583
Unaffiliated Investment	21,961,028

Total Investments	$320,797,611

Derivatives:

Liabilities:
Futures Contracts	$(26,730)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Large Cap Managed Volatility Fund–2

LVIP SSGA Large Cap Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/17	Dividends	Capital Gain Distributions
LVIP SSGA S&P 500 Index Fund	$267,791,225	$17,753,407	$3,146,405	($12,687)	$16,451,043	$298,836,583	$—	$—

4. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP SSGA Large Cap Managed Volatility Fund–3

LVIP SSGA Mid-Cap Index Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–97.45%
Aerospace & Defense–2.03%
B/E Aerospace	61,282	$3,928,789
Curtiss-Wright	26,726	2,439,015
†Esterline Technologies	17,950	1,544,597
Huntington Ingalls Industries	28,011	5,608,923
†KLX	32,184	1,438,625
Orbital ATK	35,276	3,457,048
†Teledyne Technologies	21,154	2,675,135

		21,092,132

Airlines–0.41%
†JetBlue Airways	206,850	4,263,178

		4,263,178

Auto Components–0.66%
Cooper Tire & Rubber	32,200	1,428,070
Dana	87,584	1,691,247
Gentex	176,352	3,761,588

		6,880,905

Automobiles–0.27%
Thor Industries	29,400	2,826,222

		2,826,222

Banks–7.38%
Associated Banc-Corp	93,345	2,277,618
BancorpSouth	51,248	1,550,252
Bank of Hawaii	25,654	2,112,863
Bank of the Ozarks	54,729	2,846,455
Cathay General Bancorp	45,266	1,705,623
Chemical Financial	42,624	2,180,218
Commerce Bancshares	52,534	2,950,309
Cullen/Frost Bankers	34,849	3,100,516
East West Bancorp	88,449	4,564,853
First Horizon National	141,260	2,613,310
FNB	192,805	2,867,010
Fulton Financial	107,129	1,912,253
Hancock Holding	51,800	2,359,490
International Bancshares	35,437	1,254,470
MB Financial	42,626	1,825,245
PacWest Bancorp	72,826	3,878,713
PrivateBancorp	48,542	2,881,939
Prosperity Bancshares	41,856	2,917,782
†Signature Bank	32,931	4,886,631
†SVB Financial Group	32,078	5,969,395
Synovus Financial	73,965	3,034,044
TCF Financial	101,844	1,733,385
†Texas Capital Bancshares	30,200	2,520,190
Trustmark	41,293	1,312,704
UMB Financial	26,967	2,030,885
Umpqua Holdings	134,757	2,390,589
Valley National Bancorp	162,360	1,915,848
Webster Financial	56,237	2,814,099

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Wintrust Financial	31,900	$2,204,928

		76,611,617

Beverages–0.08%
†Boston Beer Class A	5,530	799,914

		799,914

Biotechnology–0.70%
†Bioverativ	66,100	3,599,806
†United Therapeutics	27,096	3,668,256

		7,268,062

Building Products–0.82%
AO Smith	89,636	4,585,778
Lennox International	23,491	3,930,044

		8,515,822

Capital Markets–2.75%
Eaton Vance	70,483	3,168,916
FactSet Research Systems	24,099	3,974,166
Federated Investors Class B	55,897	1,472,327
Janus Capital Group	87,421	1,153,957
Legg Mason	54,317	1,961,387
MarketAxess Holdings	23,089	4,328,957
MSCI	55,538	5,397,738
SEI Investments	81,648	4,118,325
†Stifel Financial	41,910	2,103,463
Waddell & Reed Financial Class A	50,585	859,945

		28,539,181

Chemicals–3.31%
Ashland Global Holdings	37,720	4,670,113
Cabot	37,190	2,228,053
Chemours	110,500	4,254,250
Minerals Technologies	21,272	1,629,435
NewMarket	5,543	2,512,254
Olin	100,553	3,305,177
PolyOne	49,835	1,698,875
RPM International	80,994	4,457,100
Scotts Miracle-Gro Class A	26,966	2,518,355
Sensient Technologies	26,844	2,127,656
Valspar	44,332	4,918,192

		34,319,460

Commercial Services & Supplies–1.46%
†Clean Harbors	31,948	1,776,948
†Copart	62,744	3,885,736
Deluxe	29,192	2,106,787
Herman Miller	36,544	1,152,963
HNI	27,145	1,251,113
MSA Safety	19,017	1,344,312
Pitney Bowes	111,700	1,464,387

LVIP SSGA Mid-Cap Index Fund–1

LVIP SSGA Mid-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Rollins	57,549	$2,136,794

		15,119,040

Communications Equipment–1.47%
†ARRIS International	114,916	3,039,528
Brocade Communications Systems	250,424	3,125,291
†Ciena	86,437	2,040,778
InterDigital	20,415	1,761,815
†NetScout Systems	54,924	2,084,366
Plantronics	20,264	1,096,485
†ViaSat	32,593	2,080,085

		15,228,348

Construction & Engineering–1.17%
†AECOM	95,370	3,394,218
†Dycom Industries	19,189	1,783,618
EMCOR Group	36,486	2,296,794
Granite Construction	24,180	1,213,594
KBR	86,999	1,307,595
Valmont Industries	13,523	2,102,826

		12,098,645

Construction Materials–0.28%
Eagle Materials	29,547	2,870,196

		2,870,196

Consumer Finance–0.30%
†SLM	257,997	3,121,764

		3,121,764

Containers & Packaging–1.78%
AptarGroup	37,930	2,920,231
Bemis	56,775	2,774,026
Greif Class A	15,743	867,282
†Owens-Illinois	99,271	2,023,143
Packaging Corp. of America	57,785	5,294,262
Silgan Holdings	22,907	1,359,760
Sonoco Products	60,407	3,196,738

		18,435,442

Distributors–0.29%
Pool	25,075	2,992,200

		2,992,200

Diversified Consumer Services–0.75%
DeVry Education Group	34,648	1,228,272
Graham Holdings	2,841	1,703,321
Service Corp. International	115,735	3,573,897
†Sotheby’s	27,690	1,259,341

		7,764,831

Diversified Telecommunication Services–0.15%
Frontier Communications	722,249	1,545,613

		1,545,613

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electric Utilities–1.86%
Great Plains Energy	129,818	$3,793,282
Hawaiian Electric Industries	66,567	2,217,347
IDACORP	30,677	2,544,964
OGE Energy	122,541	4,286,484
PNM Resources	47,439	1,755,243
Westar Energy	86,047	4,669,771

		19,267,091

Electrical Equipment–0.76%
EnerSys	25,918	2,045,967
Hubbell	31,653	3,799,943
Regal Beloit	26,727	2,021,897

		7,867,807

Electronic Equipment, Instruments & Components–4.49%
†Arrow Electronics	54,048	3,967,664
Avnet	79,133	3,621,126
Belden	25,119	1,737,984
Cognex	51,970	4,362,882
†Coherent	15,085	3,102,079
†IPG Photonics	23,020	2,778,514
Jabil Circuit	112,882	3,264,547
†Keysight Technologies	111,183	4,018,154
†Knowles	54,157	1,026,275
Littelfuse	13,710	2,192,366
National Instruments	64,395	2,096,701
SYNNEX	17,928	2,006,860
†Tech Data	21,003	1,972,182
†Trimble	154,774	4,954,316
†VeriFone Systems	67,763	1,269,201
Vishay Intertechnology	79,956	1,315,276
†Zebra Technologies	32,121	2,931,041

		46,617,168

Energy Equipment & Services–1.39%
†Diamond Offshore Drilling	39,367	657,823
†Dril-Quip	22,942	1,251,486
Ensco Class A	184,042	1,647,176
Nabors Industries	174,526	2,281,055
Noble	148,515	919,308
Oceaneering International	59,878	1,621,496
†Oil States International	31,351	1,039,286
Patterson-UTI Energy	102,226	2,481,025
†Rowan Class A	76,585	1,193,194
†Superior Energy Services	92,632	1,320,932

		14,412,781

Equity Real Estate Investment Trusts–9.02%
American Campus Communities	81,820	3,893,814
Camden Property Trust	53,076	4,270,495
Care Capital Properties	51,258	1,377,303
CoreCivic	72,351	2,273,268
Corporate Office Properties Trust	60,713	2,009,600

LVIP SSGA Mid-Cap Index Fund–2

LVIP SSGA Mid-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Cousins Properties	251,934	$2,083,494
CyrusOne	44,700	2,300,709
DCT Industrial Trust	55,123	2,652,519
Douglas Emmett	87,502	3,360,077
Duke Realty	218,080	5,728,962
Education Realty Trust	43,505	1,777,179
EPR Properties	39,388	2,900,138
First Industrial Realty Trust	71,759	1,910,942
GEO Group	49,900	2,313,863
Healthcare Realty Trust	71,616	2,327,520
Highwoods Properties	62,449	3,068,119
Hospitality Properties Trust	98,962	3,120,272
Kilroy Realty	60,001	4,324,872
Lamar Advertising	50,089	3,743,652
LaSalle Hotel Properties	67,440	1,952,388
Liberty Property Trust	89,402	3,446,447
Life Storage	28,582	2,347,154
Mack-Cali Realty	54,743	1,474,776
Medical Properties Trust	197,304	2,543,249
National Retail Properties	88,750	3,871,275
Omega Healthcare Investors	118,521	3,910,005
Potlatch	24,742	1,130,709
†Quality Care Properties	57,104	1,076,981
Rayonier	73,578	2,085,200
Senior Housing Properties Trust	142,986	2,895,467
Tanger Factory Outlet Centers	58,953	1,931,890
Taubman Centers	36,978	2,441,288
†Uniti Group	84,788	2,191,770
Urban Edge Properties	55,856	1,469,013
Washington Prime Group	113,177	983,508
Weingarten Realty Investors	72,113	2,407,853

		93,595,771

Food & Staples Retailing–0.56%
Casey’s General Stores	23,583	2,647,192
†Sprouts Farmers Market	80,994	1,872,581
†United Natural Foods	30,764	1,329,928

		5,849,701

Food Products–2.97%
Dean Foods	55,214	1,085,507
Flowers Foods	111,161	2,157,635
†Hain Celestial Group	61,868	2,301,490
Ingredion	43,745	5,268,210
Lamb Weston Holdings	83,566	3,514,786
Lancaster Colony	11,889	1,531,779
†Post Holdings	38,877	3,402,515
Snyder’s-Lance	52,411	2,112,687
Tootsie Roll Industries	11,061	413,135
†TreeHouse Foods	34,533	2,923,564
†WhiteWave Foods	108,687	6,102,775

		30,814,083

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Gas Utilities–2.18%
Atmos Energy	64,519	$5,096,356
National Fuel Gas	52,409	3,124,625
New Jersey Resources	52,805	2,091,078
ONE Gas	31,200	2,109,120
Southwest Gas Holdings	29,094	2,412,183
UGI	104,988	5,186,407
WGL Holdings	31,178	2,573,120

		22,592,889

Health Care Equipment & Supplies–3.69%
†ABIOMED	24,434	3,059,137
†Align Technology	46,290	5,309,926
†Globus Medical	43,826	1,298,126
†Halyard Health	28,498	1,085,489
Hill-Rom Holdings	36,377	2,568,216
†LivaNova	26,114	1,279,847
†Masimo	27,583	2,572,391
†NuVasive	31,115	2,323,668
ResMed	86,868	6,251,890
STERIS	51,905	3,605,321
Teleflex	27,544	5,336,099
West Pharmaceutical Services	44,139	3,602,184

		38,292,294

Health Care Providers & Services–1.88%
HealthSouth	53,616	2,295,301
†LifePoint Health	24,520	1,606,060
†MEDNAX	57,569	3,994,137
†Molina Healthcare	26,013	1,186,193
Owens & Minor	36,907	1,276,982
†Tenet Healthcare	48,614	860,954
†VCA	49,279	4,509,028
†WellCare Health Plans	26,718	3,746,131

		19,474,786

Health Care Technology–0.13%
†Allscripts Healthcare Solutions	110,522	1,401,419

		1,401,419

Hotels, Restaurants & Leisure–2.63%
Brinker International	30,321	1,332,911
†Buffalo Wild Wings	10,904	1,665,586
Cheesecake Factory	26,504	1,679,293
Churchill Downs	7,597	1,206,784
Cracker Barrel Old Country Store	14,620	2,328,235
Domino’s Pizza	29,168	5,375,662
Dunkin’ Brands Group	56,135	3,069,462
International Speedway Class A	15,896	587,357
Jack in the Box	19,555	1,989,135
†Panera Bread Class A	13,096	3,429,450
Papa John’s International	16,260	1,301,450
Texas Roadhouse	38,241	1,702,872

LVIP SSGA Mid-Cap Index Fund–3

LVIP SSGA Mid-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Wendy’s	120,732	$1,643,162

		27,311,359

Household Durables–1.59%
CalAtlantic Group	44,004	1,647,950
†Helen of Troy	16,997	1,601,117
KB Home	50,515	1,004,238
†NVR	2,126	4,479,227
†Tempur Sealy International	30,332	1,409,225
†Toll Brothers	90,399	3,264,308
†TRI Pointe Group	89,264	1,119,371
Tupperware Brands	31,059	1,948,020

		16,473,456

Household Products–0.20%
Energizer Holdings	37,038	2,064,868

		2,064,868

Industrial Conglomerates–0.40%
Carlisle	39,059	4,156,268

		4,156,268

Insurance–4.78%
†Alleghany	9,468	5,819,601
American Financial Group	44,854	4,279,969
Aspen Insurance Holdings	36,763	1,913,514
Brown & Brown	69,705	2,908,093
CNO Financial Group	104,644	2,145,202
Everest Re Group	25,075	5,862,786
First American Financial	66,896	2,627,675
†Genworth Financial	304,296	1,253,699
Hanover Insurance Group	25,558	2,301,753
Kemper	29,662	1,183,514
Mercury General	22,268	1,358,125
Old Republic International	147,120	3,013,018
Primerica	27,668	2,274,310
Reinsurance Group of America	38,920	4,942,062
RenaissanceRe Holdings	24,808	3,588,477
WR Berkley	58,966	4,164,768

		49,636,566

Internet & Direct Marketing Retail–0.07%
HSN	19,467	722,226

		722,226

Internet Software & Services–0.65%
j2 Global	29,607	2,484,323
LogMeIn	31,700	3,090,750
†WebMD Health	23,185	1,221,386

		6,796,459

IT Services–3.88%
†Acxiom	47,268	1,345,720
Broadridge Financial Solutions	72,223	4,907,553

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services (continued)
Computer Sciences	86,605	$5,976,611
Convergys	56,664	1,198,444
†CoreLogic	52,316	2,130,307
DST Systems	19,417	2,378,583
†Gartner	50,693	5,474,337
Jack Henry & Associates	47,456	4,418,154
Leidos Holdings	86,700	4,433,838
MAXIMUS	38,916	2,420,575
†NeuStar Class A	33,286	1,103,431
Science Applications International	26,771	1,991,762
†WEX	23,477	2,429,869

		40,209,184

Leisure Products–0.61%
Brunswick	54,291	3,322,609
Polaris Industries	35,890	3,007,582

		6,330,191

Life Sciences Tools & Services–0.91%
†Bio-Rad Laboratories Class A	12,613	2,514,276
Bio-Techne	22,774	2,314,977
†Charles River Laboratories International	28,778	2,588,581
†PAREXEL International	32,209	2,032,710

		9,450,544

Machinery–4.73%
AGCO	40,806	2,455,705
Crane	30,311	2,268,172
Donaldson	80,089	3,645,651
Graco	34,394	3,237,851
IDEX	46,287	4,328,297
ITT	53,412	2,190,960
Joy Global	59,941	1,693,333
Kennametal	48,667	1,909,207
Lincoln Electric Holdings	37,209	3,231,974
Nordson	32,845	4,034,680
Oshkosh	45,172	3,098,348
Terex	64,214	2,016,320
Timken	42,015	1,899,078
Toro	65,943	4,118,800
Trinity Industries	91,595	2,431,847
Wabtec	53,779	4,194,762
Woodward	33,788	2,294,881

		49,049,866

Marine–0.22%
†Kirby	32,186	2,270,722

		2,270,722

Media–1.38%
†AMC Networks Class A	35,608	2,089,477
Cable One	2,864	1,788,482

LVIP SSGA Mid-Cap Index Fund–4

LVIP SSGA Mid-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media (continued)
Cinemark Holdings	63,646	$2,822,064
John Wiley & Sons Class A	27,320	1,469,816
†Live Nation Entertainment	80,906	2,457,115
Meredith	22,310	1,441,226
New York Times Class A	74,346	1,070,582
Time	59,027	1,142,173

		14,280,935

Metals & Mining–2.05%
Allegheny Technologies	66,554	1,195,310
Carpenter Technology	28,463	1,061,670
Commercial Metals	69,995	1,339,004
Compass Minerals International	20,633	1,399,949
Reliance Steel & Aluminum	44,728	3,579,135
Royal Gold	39,955	2,798,848
Steel Dynamics	147,249	5,118,375
United States Steel	106,978	3,616,926
Worthington Industries	26,015	1,173,016

		21,282,233

Multiline Retail–0.32%
Big Lots	27,096	1,319,033
Dillard’s Class A	15,600	814,944
†JC Penney	187,907	1,157,507

		3,291,484

Multi-Utilities–0.97%
Black Hills	32,102	2,133,820
MDU Resources Group	117,741	3,222,571
NorthWestern	29,500	1,731,650
Vectren	50,946	2,985,945

		10,073,986

Oil, Gas & Consumable Fuels–1.87%
†CONSOL Energy	105,176	1,764,853
†Energen	58,489	3,184,141
†Gulfport Energy	97,846	1,681,973
HollyFrontier	108,941	3,087,388
†QEP Resources	143,212	1,820,225
SM Energy	58,844	1,413,433
Western Refining	48,631	1,705,489
World Fuel Services	42,016	1,523,080
†WPX Energy	243,456	3,259,876

		19,440,458

Paper & Forest Products–0.35%
Domtar	38,216	1,395,648
†Louisiana-Pacific	88,767	2,203,197

		3,598,845

Personal Products–0.53%
†Avon Products	266,854	1,174,158
†Edgewell Personal Care	35,297	2,581,622

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Personal Products (continued)
Nu Skin Enterprises Class A	30,700	$1,705,078

		5,460,858

Pharmaceuticals–0.63%
†Akorn	53,870	1,297,189
†Catalent	76,372	2,162,855
†Endo International	119,000	1,328,040
†Prestige Brands Holdings	31,512	1,750,807

		6,538,891

Professional Services–0.66%
CEB	19,665	1,545,669
†FTI Consulting	25,756	1,060,375
ManpowerGroup	41,511	4,257,783

		6,863,827

Real Estate Management & Development–0.42%
Alexander & Baldwin	28,125	1,252,125
Jones Lang LaSalle	27,793	3,097,530

		4,349,655

Road & Rail–1.01%
†Avis Budget Group	52,368	1,549,046
†Genesee & Wyoming	36,904	2,504,305
Landstar System	25,212	2,159,408
Old Dominion Freight Line	42,097	3,602,240
Werner Enterprises	27,281	714,762

		10,529,761

Semiconductors & Semiconductor Equipment–2.35%
†Cirrus Logic	38,528	2,338,264
†Cree	59,981	1,603,292
Cypress Semiconductor	201,477	2,772,324
†First Solar	48,083	1,303,049
†Integrated Device Technology	80,481	1,904,985
†Microsemi	69,715	3,592,414
Monolithic Power Systems	22,747	2,094,999
†Silicon Laboratories	25,400	1,868,170
†Synaptics	21,256	1,052,385
Teradyne	121,748	3,786,363
†Versum Materials	66,115	2,023,119

		24,339,364

Software–4.02%
†ACI Worldwide	71,548	1,530,412
†ANSYS	52,457	5,606,079
†Cadence Design Systems	169,585	5,324,969
CDK Global	88,929	5,781,274
†CommVault Systems	25,327	1,286,612
Fair Isaac	18,841	2,429,547
†Fortinet	91,508	3,509,332
†Manhattan Associates	42,924	2,234,194
†PTC	70,195	3,688,747
†Take-Two Interactive Software	62,260	3,690,150

LVIP SSGA Mid-Cap Index Fund–5

LVIP SSGA Mid-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†Tyler Technologies	20,193	$3,121,030
†Ultimate Software Group	18,213	3,555,360

		41,757,706

Specialty Retail–2.10%
Aaron’s	38,149	1,134,551
American Eagle Outfitters	104,330	1,463,750
†Cabela’s	31,355	1,665,264
Chico’s FAS	77,223	1,096,567
CST Brands	45,216	2,174,438
Dick’s Sporting Goods	52,935	2,575,817
GameStop Class A	61,320	1,382,766
†Michaels	64,400	1,441,916
†Murphy USA	21,779	1,599,014
Office Depot	319,137	1,488,774
†Sally Beauty Holdings	87,423	1,786,926
†Urban Outfitters	54,508	1,295,110
Williams-Sonoma	49,185	2,637,300

		21,742,193

Technology Hardware, Storage & Peripherals–0.56%
†3D Systems	65,091	973,761
Diebold Nixdorf	45,869	1,408,178
†NCR	75,395	3,444,044

		5,825,983

Textiles, Apparel & Luxury Goods–0.76%
Carter’s	29,868	2,682,146
†Deckers Outdoor	19,564	1,168,558
†Kate Spade & Co.	78,176	1,816,028
†Skechers U.S.A. Class A	82,266	2,258,202

		7,924,934

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Thrifts & Mortgage Finance–0.57%
New York Community Bancorp	299,757	$4,187,605
Washington Federal	53,751	1,779,158

		5,966,763

Trading Companies & Distributors–0.77%
GATX	23,969	1,461,150
MSC Industrial Direct	27,158	2,790,756
†NOW	65,626	1,113,017
Watsco	18,249	2,612,892

		7,977,815

Water Utilities–0.33%
Aqua America	106,884	3,436,321

		3,436,321

Wireless Telecommunication Services–0.14%
Telephone & Data Systems	56,807	1,505,954

		1,505,954

Total Common Stock (Cost $851,884,906)		1,011,138,037

MONEY MARKET FUND–2.37%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	24,546,001	24,546,001

Total Money Market Fund (Cost $24,546,001)		24,546,001

TOTAL VALUE OF SECURITIES–99.82% (Cost $876,430,907)	1,035,684,038
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.18%	1,859,182

NET ASSETS APPLICABLE TO 86,964,452 SHARES OUTSTANDING–100.00%	$1,037,543,220

†	Non-income producing for the period.

«	Includes $1,077,499 cash collateral held at broker for futures contracts as of March 31, 2017.

LVIP SSGA Mid-Cap Index Fund–6

LVIP SSGA Mid-Cap Index Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
Equity Contracts:
156	E-mini S&P MidCap 400 Index	$26,755,099	$26,803,920	6/19/17	$48,821

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

IT–Information Technology

S&P–Standard & Poor’s

See accompanying notes.

LVIP SSGA Mid-Cap Index Fund–7

LVIP SSGA Mid-Cap Index Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Mid-Cap Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closure or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$876,430,907

Aggregate unrealized appreciation	$197,492,946
Aggregate unrealized depreciation	(38,239,815)

Net unrealized appreciation	$159,253,131

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP SSGA Mid-Cap Index Fund–8

LVIP SSGA Mid-Cap Index Fund

Notes (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:

Assets:
Common Stock	$1,011,138,037
Money Market Fund	24,546,001

Total Investments	$1,035,684,038

Derivatives:

Assets:
Futures Contracts	$48,821

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP SSGA Mid-Cap Index Fund–9

LVIP SSGA S&P 500 Index Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.53%
Aerospace & Defense–2.20%
Arconic	150,360	$3,960,482
Boeing	199,789	35,334,683
General Dynamics	99,480	18,622,656
L3 Technologies	27,176	4,491,921
Lockheed Martin	87,602	23,442,295
Northrop Grumman	61,233	14,563,657
Raytheon	102,001	15,555,153
Rockwell Collins	47,305	4,596,154
Textron	97,822	4,655,349
TransDigm Group	17,700	3,896,832
United Technologies	266,459	29,899,364

		159,018,546

Air Freight & Logistics–0.69%
CH Robinson Worldwide	51,527	3,982,522
Expeditors International of Washington	63,176	3,568,812
FedEx	84,903	16,568,820
United Parcel Service Class B	239,824	25,733,115

		49,853,269

Airlines–0.59%
Alaska Air Group	44,700	4,122,234
American Airlines Group	183,700	7,770,510
Delta Air Lines	255,400	11,738,184
Southwest Airlines	213,481	11,476,739
†United Continental Holdings	101,900	7,198,216

		42,305,883

Auto Components–0.19%
BorgWarner	70,798	2,958,648
Delphi Automotive	93,524	7,527,747
Goodyear Tire & Rubber	96,337	3,468,132

		13,954,527

Automobiles–0.51%
Ford Motor	1,355,602	15,779,207
General Motors	482,006	17,043,732
Harley-Davidson	63,693	3,853,427

		36,676,366

Banks–6.35%
Bank of America	3,521,801	83,079,286
BB&T	281,526	12,584,212
Citigroup	970,162	58,035,091
Citizens Financial Group	180,600	6,239,730
Comerica	63,052	4,324,106
Fifth Third Bancorp	261,012	6,629,705
Huntington Bancshares	391,420	5,241,114
JPMorgan Chase & Co.	1,247,360	109,568,102
KeyCorp	373,194	6,635,389
M&T Bank	53,685	8,306,680
People’s United Financial	108,817	1,980,469

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
PNC Financial Services Group	169,146	$20,338,115
Regions Financial	424,714	6,171,094
SunTrust Banks	169,964	9,399,009
U.S. Bancorp	555,956	28,631,734
Wells Fargo & Co.	1,575,382	87,685,762
Zions Bancorporation	71,242	2,992,164

		457,841,762

Beverages–2.02%
Brown-Forman Class B	64,040	2,957,367
Coca-Cola	1,352,197	57,387,241
Constellation Brands Class A	61,535	9,972,977
Dr Pepper Snapple Group	65,858	6,448,815
Molson Coors Brewing Class B	64,517	6,174,922
†Monster Beverage	144,251	6,660,069
PepsiCo	499,575	55,882,459

		145,483,850

Biotechnology–2.80%
AbbVie	558,310	36,379,480
†Alexion Pharmaceuticals	77,705	9,420,954
Amgen	259,057	42,503,482
†Biogen	75,649	20,683,950
†Celgene	269,840	33,576,191
Gilead Sciences	458,549	31,144,648
†Incyte	62,500	8,354,375
†Regeneron Pharmaceuticals	26,162	10,138,037
†Vertex Pharmaceuticals	87,300	9,546,255

		201,747,372

Building Products–0.33%
Allegion	33,625	2,545,413
Fortune Brands Home & Security	55,400	3,371,090
Johnson Controls International	331,989	13,983,377
Masco	115,021	3,909,564

		23,809,444

Capital Markets–2.80%
Affiliated Managers Group	19,500	3,196,830
Ameriprise Financial	54,582	7,078,194
Bank of New York Mellon	367,303	17,347,721
BlackRock	42,191	16,180,670
CBOE Holdings	32,600	2,642,882
Charles Schwab	419,125	17,104,491
CME Group	119,753	14,226,656
†E*TRADE Financial	101,343	3,535,857
Franklin Resources	124,656	5,253,004
Goldman Sachs Group	128,686	29,561,748
Intercontinental Exchange	210,630	12,610,418
Invesco	143,439	4,393,537
Moody’s	59,642	6,682,290
Morgan Stanley	501,420	21,480,833
Nasdaq	41,177	2,859,743

LVIP SSGA S&P 500 Index Fund–1

LVIP SSGA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Capital Markets (continued)
Northern Trust	74,984	$6,492,115
Raymond James Financial	44,800	3,416,448
S&P Global	89,779	11,737,706
State Street	128,390	10,221,128
T. Rowe Price Group	87,735	5,979,140

		202,001,411

Chemicals–2.08%
Air Products & Chemicals	75,299	10,187,202
Albemarle	40,600	4,288,984
CF Industries Holdings	80,590	2,365,317
Dow Chemical	389,757	24,765,160
Eastman Chemical	52,227	4,219,942
Ecolab	90,959	11,400,801
EI du Pont de Nemours & Co.	302,360	24,288,579
FMC	46,801	3,256,882
International Flavors & Fragrances	28,420	3,766,503
LyondellBasell Industries Class A	115,760	10,556,154
Monsanto	152,152	17,223,606
Mosaic	123,247	3,596,347
PPG Industries	93,656	9,841,372
Praxair	98,984	11,739,502
Sherwin-Williams	28,016	8,690,283

		150,186,634

Commercial Services & Supplies–0.31%
Cintas	31,808	4,024,984
Republic Services	81,337	5,108,777
†Stericycle	29,701	2,461,916
Waste Management	144,471	10,534,825

		22,130,502

Communications Equipment–1.05%
Cisco Systems	1,748,824	59,110,251
†F5 Networks	23,296	3,321,311
Harris	43,458	4,835,572
Juniper Networks	127,104	3,537,304
Motorola Solutions	57,102	4,923,334

		75,727,772

Construction & Engineering–0.10%
Fluor	51,837	2,727,663
Jacobs Engineering Group	45,834	2,533,704
†Quanta Services	51,987	1,929,238

		7,190,605

Construction Materials–0.15%
Martin Marietta Materials	22,900	4,997,925
Vulcan Materials	46,963	5,658,102

		10,656,027

Consumer Finance–0.78%
American Express	267,250	21,142,147
Capital One Financial	167,430	14,509,484

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Consumer Finance (continued)
Discover Financial Services	136,511	$9,335,987
Navient	109,964	1,623,069
Synchrony Financial	271,568	9,314,782

		55,925,469

Containers & Packaging–0.30%
Avery Dennison	31,943	2,574,606
Ball	62,278	4,624,764
International Paper	142,101	7,215,889
Sealed Air	69,297	3,019,963
WestRock	86,218	4,485,923

		21,921,145

Distributors–0.11%
Genuine Parts	53,641	4,956,965
†LKQ	109,600	3,207,992

		8,164,957

Diversified Consumer Services–0.02%
H&R Block	74,314	1,727,801

		1,727,801

Diversified Financial Services–1.58%
†Berkshire Hathaway Class B	664,969	110,837,033
Leucadia National	111,225	2,891,850

		113,728,883

Diversified Telecommunication Services–2.34%
AT&T	2,151,335	89,387,969
CenturyLink	187,603	4,421,803
†Level 3 Communications	104,700	5,990,934
Verizon Communications	1,420,558	69,252,203

		169,052,909

Electric Utilities–1.96%
Alliant Energy	82,000	3,248,020
American Electric Power	174,578	11,719,421
Duke Energy	239,448	19,637,130
Edison International	114,304	9,099,741
Entergy	63,372	4,813,737
Eversource Energy	111,174	6,534,808
Exelon	327,956	11,799,857
FirstEnergy	147,706	4,700,005
NextEra Energy	162,458	20,854,733
PG&E	174,473	11,578,028
Pinnacle West Capital	39,983	3,333,783
PPL	240,298	8,984,742
Southern	340,426	16,946,406
Xcel Energy	177,477	7,888,853

		141,139,264

Electrical Equipment–0.55%
Acuity Brands	15,700	3,202,800
AMETEK	83,000	4,488,640

LVIP SSGA S&P 500 Index Fund–2

LVIP SSGA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electrical Equipment (continued)
Eaton	156,517	$11,605,736
Emerson Electric	223,030	13,350,576
Rockwell Automation	44,290	6,896,396

		39,544,148

Electronic Equipment, Instruments & Components–0.38%
Amphenol Class A	109,832	7,816,743
Corning	329,260	8,890,020
FLIR Systems	49,450	1,794,046
TE Connectivity	123,011	9,170,470

		27,671,279

Energy Equipment & Services–1.06%
Baker Hughes	149,997	8,972,821
Halliburton	304,837	15,001,029
Helmerich & Payne	38,008	2,530,193
National Oilwell Varco	135,690	5,439,812
Schlumberger	484,373	37,829,531
†TechnipFMC	169,316	5,502,770
†Transocean	119,500	1,487,775

		76,763,931

Equity Real Estate Investment Trusts–2.83%
Alexandria Real Estate Equities	31,100	3,437,172
American Tower	147,903	17,976,131
Apartment Investment & Management	56,213	2,493,047
AvalonBay Communities	48,548	8,913,413
Boston Properties	55,212	7,310,621
Crown Castle International	127,865	12,076,849
Digital Realty Trust	52,400	5,574,836
Equinix	24,342	9,745,807
Equity Residential	128,742	8,010,327
Essex Property Trust	23,600	5,464,108
Extra Space Storage	43,800	3,258,282
Federal Realty Investment Trust	24,600	3,284,100
Four Corners Property Trust	1	23
GGP	208,500	4,833,030
HCP	166,323	5,202,583
Host Hotels & Resorts	265,751	4,958,914
Iron Mountain	89,100	3,178,197
Kimco Realty	143,945	3,179,745
Macerich	42,410	2,731,204
Mid-America Apartment Communities	41,100	4,181,514
Prologis	185,389	9,617,981
Public Storage	51,751	11,328,811
Realty Income	91,000	5,417,230
Regency Centers	52,100	3,458,919
Simon Property Group	112,048	19,275,617
SL Green Realty	34,900	3,721,038
UDR	93,300	3,383,058
Ventas	119,495	7,771,955
Vornado Realty Trust	60,774	6,096,240
Welltower	126,101	8,930,473

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Weyerhaeuser	266,507	$9,055,908

		203,867,133

Food & Staples Retailing–1.92%
Costco Wholesale	152,048	25,496,929
CVS Health	359,121	28,190,999
Kroger	326,946	9,641,638
Sysco	174,118	9,040,207
Walgreens Boots Alliance	297,662	24,720,829
Wal-Mart Stores	524,195	37,783,976
Whole Foods Market	116,000	3,447,520

		138,322,098

Food Products–1.52%
Archer-Daniels-Midland	199,123	9,167,623
Campbell Soup	62,850	3,597,534
Conagra Brands	149,152	6,016,792
General Mills	205,112	12,103,659
Hershey	50,030	5,465,777
Hormel Foods	94,272	3,264,639
JM Smucker	40,147	5,262,469
Kellogg	89,577	6,504,186
Kraft Heinz	207,224	18,818,011
McCormick & Co.	41,319	4,030,668
Mead Johnson Nutrition	66,259	5,902,352
Mondelez International	537,108	23,138,613
Tyson Foods Class A	102,550	6,328,361

		109,600,684

Health Care Equipment & Supplies–2.56%
Abbott Laboratories	598,780	26,591,820
Baxter International	169,322	8,781,039
Becton Dickinson & Co.	73,701	13,519,711
†Boston Scientific	479,187	11,917,381
Cooper	17,600	3,518,064
CR Bard	26,337	6,545,798
Danaher	211,501	18,089,680
DENTSPLY SIRONA	82,775	5,168,471
†Edwards Lifesciences	76,616	7,207,267
†Hologic	88,400	3,761,420
†IDEXX Laboratories	32,300	4,993,903
†Intuitive Surgical	13,223	10,135,033
Medtronic	478,096	38,515,414
Stryker	107,812	14,193,450
†Varian Medical Systems	32,432	2,955,528
Zimmer Biomet Holdings	69,290	8,461,002

		184,354,981

Health Care Providers & Services–2.61%
Aetna	121,844	15,541,202
AmerisourceBergen	59,278	5,246,103
Anthem	91,488	15,130,285
Cardinal Health	113,561	9,260,900

LVIP SSGA S&P 500 Index Fund–3

LVIP SSGA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Centene	60,800	$4,332,608
Cigna	89,056	13,045,813
†DaVita	56,628	3,849,005
†Envision Healthcare	42,500	2,606,100
†Express Scripts Holding	214,032	14,106,849
†HCA Holdings	101,100	8,996,889
†Henry Schein	27,700	4,708,169
Humana	52,332	10,787,718
†Laboratory Corp. of America Holdings	34,947	5,013,846
McKesson	73,487	10,895,183
Patterson	30,024	1,357,986
Quest Diagnostics	47,611	4,674,924
UnitedHealth Group	331,546	54,376,859
Universal Health Services Class B	32,000	3,982,400

		187,912,839

Health Care Technology–0.08%
†Cerner	104,129	6,127,992

		6,127,992

Hotels, Restaurants & Leisure–1.58%
Carnival	144,991	8,541,420
†Chipotle Mexican Grill	10,422	4,643,209
Darden Restaurants	40,630	3,399,512
Marriott International Class A	110,827	10,437,687
McDonald’s	289,118	37,472,584
Royal Caribbean Cruises	57,600	5,651,136
Starbucks	506,406	29,569,046
Wyndham Worldwide	38,873	3,276,605
Wynn Resorts	28,350	3,249,193
Yum Brands	124,324	7,944,304

		114,184,696

Household Durables–0.44%
DR Horton	116,474	3,879,749
Garmin	42,324	2,163,180
Leggett & Platt	48,336	2,432,268
Lennar	62,643	3,206,695
†Mohawk Industries	21,700	4,979,933
Newell Brands	166,803	7,868,097
PulteGroup	106,741	2,513,751
Whirlpool	27,308	4,678,680

		31,722,353

Household Products–1.81%
Church & Dwight	93,000	4,637,910
Clorox	45,885	6,186,675
Colgate-Palmolive	309,052	22,619,516
Kimberly-Clark	124,431	16,378,853
Procter & Gamble	895,131	80,427,520

		130,250,474

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Independent Power & Renewable Electricity Producers–0.07%
AES	228,515	$2,554,798
NRG Energy	118,655	2,218,849

		4,773,647

Industrial Conglomerates–2.38%
3M	209,371	40,058,953
General Electric	3,054,883	91,035,513
Honeywell International	265,272	33,124,515
Roper Technologies	35,164	7,261,014

		171,479,995

Insurance–2.66%
Aflac	141,311	10,233,743
Allstate	127,572	10,395,842
American International Group	325,844	20,342,441
Aon	93,396	11,085,171
Arthur J. Gallagher & Co.	63,400	3,584,636
Assurant	19,716	1,886,230
Chubb	161,746	22,037,893
Cincinnati Financial	52,875	3,821,276
Hartford Financial Services Group	130,289	6,262,992
ÞLincoln National	82,636	5,408,526
Loews	96,708	4,523,033
Marsh & McLennan	178,869	13,216,630
MetLife	382,015	20,178,032
Principal Financial Group	95,833	6,048,021
Progressive	207,718	8,138,391
Prudential Financial	149,325	15,929,991
Torchmark	38,379	2,956,718
Travelers	98,506	11,873,913
Unum Group	80,911	3,793,917
Willis Towers Watson	46,073	6,030,495
XL Group	96,942	3,864,108

		191,611,999

Internet & Direct Marketing Retail–2.53%
†Amazon.com	138,658	122,925,863
Expedia	41,749	5,267,471
†Netflix	149,200	22,053,252
†Priceline Group	17,175	30,570,985
†TripAdvisor	39,134	1,689,023

		182,506,594

Internet Software & Services–4.49%
†Akamai Technologies	62,403	3,725,459
†Alphabet Class A	104,020	88,188,156
†Alphabet Class C	103,398	85,774,845
†eBay	360,544	12,103,462
†Facebook Class A	824,600	117,134,430
†VeriSign	31,387	2,734,122
†Yahoo	309,223	14,351,039

		324,011,513

LVIP SSGA S&P 500 Index Fund–4

LVIP SSGA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services–3.64%
Accenture Class A	215,767	$25,866,148
Alliance Data Systems	20,800	5,179,200
Automatic Data Processing	156,668	16,041,235
†Cognizant Technology Solutions Class A	210,416	12,523,960
CSRA	49,285	1,443,558
Fidelity National Information Services	113,589	9,043,956
†Fiserv	75,112	8,661,165
Global Payments	55,226	4,455,634
International Business Machines	301,463	52,496,767
Mastercard Class A	331,320	37,263,560
Paychex	114,576	6,748,526
†PayPal Holdings	389,744	16,766,787
†Teradata	47,428	1,475,959
Total System Services	58,068	3,104,315
Visa Class A	650,628	57,821,310
Western Union	173,887	3,538,600

		262,430,680

Leisure Products–0.10%
Hasbro	39,684	3,961,257
Mattel	118,368	3,031,404

		6,992,661

Life Sciences Tools & Services–0.66%
Agilent Technologies	117,037	6,187,746
†Illumina	51,400	8,770,896
†Mettler-Toledo International	9,600	4,597,536
PerkinElmer	39,675	2,303,531
Thermo Fisher Scientific	137,353	21,097,421
†Waters	29,216	4,566,753

		47,523,883

Machinery–1.48%
Caterpillar	203,281	18,856,346
Cummins	54,529	8,244,785
Deere & Co.	102,500	11,158,150
Dover	55,851	4,487,628
Flowserve	47,884	2,318,543
Fortive	108,600	6,539,892
Illinois Tool Works	109,619	14,521,229
Ingersoll-Rand	89,175	7,251,711
PACCAR	123,955	8,329,776
Parker-Hannifin	47,582	7,628,346
Pentair	58,794	3,691,087
Snap-on	20,375	3,436,651
Stanley Black & Decker	52,040	6,914,555
Xylem	63,873	3,207,702

		106,586,401

Media–3.19%
CBS Class B	131,403	9,114,112
†Charter Communications Class A	75,300	24,647,196

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media (continued)
Comcast Class A	1,660,744	$62,427,367
†Discovery Communications Class A	52,143	1,516,840
†Discovery Communications Class C	78,143	2,212,228
†DISH Network Class A	79,100	5,022,059
Interpublic Group	135,580	3,331,201
News Class A	135,890	1,766,570
News Class B	38,200	515,700
Omnicom Group	84,597	7,293,107
Scripps Networks Interactive Class A	33,553	2,629,549
TEGNA	79,305	2,031,794
Time Warner	268,233	26,209,046
Twenty-First Century Fox Class A	366,957	11,885,737
Twenty-First Century Fox Class B	176,200	5,599,636
Viacom Class B	123,923	5,777,290
Walt Disney	510,090	57,839,105

		229,818,537

Metals & Mining–0.26%
†Freeport-McMoRan	434,961	5,811,079
Newmont Mining	186,932	6,161,279
Nucor	111,943	6,685,236

		18,657,594

Multiline Retail–0.43%
Dollar General	89,729	6,256,803
†Dollar Tree	83,683	6,565,768
Kohl’s	63,403	2,524,073
Macy’s	112,117	3,323,148
Nordstrom	40,611	1,891,254
Target	194,638	10,742,071

		31,303,117

Multi-Utilities–1.03%
Ameren	85,201	4,651,123
CenterPoint Energy	150,835	4,158,521
CMS Energy	96,538	4,319,110
Consolidated Edison	105,312	8,178,530
Dominion Resources	217,710	16,887,765
DTE Energy	62,092	6,340,214
NiSource	110,795	2,635,813
Public Service Enterprise Group	174,889	7,756,327
SCANA	49,706	3,248,287
Sempra Energy	86,588	9,567,974
WEC Energy Group	110,658	6,709,195

		74,452,859

Oil, Gas & Consumable Fuels–5.42%
Anadarko Petroleum	197,727	12,259,074
Apache	135,726	6,974,959
Cabot Oil & Gas	168,696	4,033,521
†Chesapeake Energy	270,105	1,604,424
Chevron	662,834	71,168,487
Cimarex Energy	33,700	4,026,813

LVIP SSGA S&P 500 Index Fund–5

LVIP SSGA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Concho Resources	51,000	$6,545,340
ConocoPhillips	430,710	21,479,508
Devon Energy	186,614	7,785,536
EOG Resources	200,402	19,549,215
EQT	62,607	3,825,288
Exxon Mobil	1,451,810	119,062,938
Hess	96,620	4,658,050
Kinder Morgan	666,381	14,487,123
Marathon Oil	302,129	4,773,638
Marathon Petroleum	182,720	9,234,669
Murphy Oil	58,565	1,674,373
†Newfield Exploration	73,397	2,709,083
Noble Energy	151,585	5,205,429
Occidental Petroleum	265,498	16,821,953
ONEOK	73,077	4,051,389
Phillips 66	156,971	12,435,243
Pioneer Natural Resources	59,514	11,083,292
Range Resources	59,106	1,719,985
†Southwestern Energy	174,150	1,422,805
Tesoro	40,961	3,320,299
Valero Energy	156,845	10,397,255
Williams	282,218	8,350,831

		390,660,520

Personal Products–0.14%
Coty Class A	173,568	3,146,782
Estee Lauder Class A	78,567	6,661,696

		9,808,478

Pharmaceuticals–4.98%
Allergan	117,203	28,002,141
Bristol-Myers Squibb	581,726	31,634,260
Eli Lilly & Co.	337,952	28,425,143
Johnson & Johnson	948,381	118,120,854
†Mallinckrodt	36,300	1,617,891
Merck & Co.	960,581	61,035,317
†Mylan	164,905	6,429,646
Perrigo	52,151	3,462,305
Pfizer	2,083,948	71,291,861
Zoetis	170,921	9,122,054

		359,141,472

Professional Services–0.26%
Dun & Bradstreet	13,178	1,422,433
Equifax	42,618	5,827,585
Nielsen Holdings	120,300	4,969,593
Robert Half International	47,717	2,330,021
†Verisk Analytics Class A	55,000	4,462,700

		19,012,332

Real Estate Management & Development–0.05%
†CBRE Group Class A	98,176	3,415,543

		3,415,543

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Road & Rail–0.89%
CSX	325,304	$15,142,901
JB Hunt Transport Services	32,400	2,972,376
Kansas City Southern	38,738	3,322,171
Norfolk Southern	101,232	11,334,947
Ryder System	18,586	1,402,128
Union Pacific	286,802	30,378,068

		64,552,591

Semiconductors & Semiconductor Equipment–3.37%
†Advanced Micro Devices	270,100	3,929,955
Analog Devices	128,456	10,526,969
Applied Materials	375,053	14,589,562
Broadcom	140,485	30,760,596
Intel	1,650,928	59,548,973
KLA-Tencor	56,221	5,344,930
Lam Research	56,750	7,284,430
Microchip Technology	77,303	5,703,415
†Micron Technology	365,859	10,573,325
NVIDIA	206,210	22,462,455
†Qorvo	46,100	3,160,616
QUALCOMM	513,924	29,468,402
Skyworks Solutions	66,900	6,554,862
Texas Instruments	347,724	28,012,645
Xilinx	88,755	5,138,027

		243,059,162

Software–4.55%
Activision Blizzard	237,000	11,816,820
†Adobe Systems	172,800	22,486,464
†Autodesk	69,703	6,027,218
CA	112,419	3,565,931
†Citrix Systems	56,456	4,707,866
†Electronic Arts	104,479	9,352,960
Intuit	86,240	10,002,978
Microsoft	2,710,988	178,545,670
Oracle	1,043,678	46,558,476
†Red Hat	61,803	5,345,959
†salesforce.com	229,336	18,917,927
Symantec	215,525	6,612,307
†Synopsys	52,800	3,808,464

		327,749,040

Specialty Retail–2.39%
Advance Auto Parts	25,800	3,825,108
†AutoNation	26,206	1,108,252
†AutoZone	9,927	7,177,717
Bed Bath & Beyond	52,026	2,052,946
Best Buy	97,877	4,810,655
†CarMax	67,709	4,009,727
Foot Locker	49,100	3,673,171
Gap	75,150	1,825,393
Home Depot	424,385	62,312,450
L Brands	85,443	4,024,365

LVIP SSGA S&P 500 Index Fund–6

LVIP SSGA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
Lowe’s	302,497	$24,868,278
†O’Reilly Automotive	32,657	8,812,165
Ross Stores	137,226	9,039,077
Signet Jewelers	25,100	1,738,677
Staples	224,535	1,969,172
Tiffany & Co.	39,515	3,765,779
TJX	226,446	17,907,350
Tractor Supply	47,700	3,289,869
†Ulta Beauty	20,800	5,932,784

		172,142,935

Technology Hardware, Storage & Peripherals–4.26%
Apple	1,836,989	263,901,840
Hewlett Packard Enterprise	577,976	13,698,031
HP	592,676	10,597,047
NetApp	99,243	4,153,320
Seagate Technology	103,772	4,766,248
Western Digital	99,034	8,173,276
Xerox	298,785	2,193,082

		307,482,844

Textiles, Apparel & Luxury Goods–0.67%
Coach	96,734	3,998,016
Hanesbrands	141,900	2,945,844
†Michael Kors Holdings	59,400	2,263,734
NIKE Class B	464,768	25,901,521
PVH	28,933	2,993,697
Ralph Lauren	21,272	1,736,221
†Under Armour Class A	63,800	1,261,964
†Under Armour Class C	64,252	1,175,812
VF	116,652	6,412,360

		48,689,169

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Tobacco–1.77%
Altria Group	679,301	$48,515,677
Philip Morris International	540,416	61,012,966
Reynolds American	287,302	18,105,772

		127,634,415

Trading Companies & Distributors–0.19%
Fastenal	99,403	5,119,255
†United Rentals	30,300	3,789,015
WW Grainger	19,653	4,574,432

		13,482,702

Water Utilities–0.07%
American Water Works	63,900	4,969,503

		4,969,503

Total Common Stock (Cost $4,199,932,448)		7,104,517,192

MONEY MARKET FUND–1.23%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	88,759,832	88,759,832

Total Money Market Fund (Cost $88,759,832)		88,759,832

	Principal Amount°

SHORT-TERM INVESTMENT–0.16%
≠U.S. Treasury Obligations–0.16%
U.S. Treasury Bill 0.685% 8/3/17	11,395,000	11,364,678

Total Short-Term Investment (Cost $11,368,114)		11,364,678

TOTAL VALUE OF SECURITIES–99.92% (Cost $4,300,060,394)	7,204,641,702
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.08%	5,759,636

NET ASSETS APPLICABLE TO 437,106,906 SHARES OUTSTANDING–100.00%	$7,210,401,338

†	Non-income producing for the period.

«	Includes $135,680 cash collateral due to broker for futures contracts as of March 31, 2017.

Þ	Considered an affiliated investment. See Note 3 in “Notes.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

LVIP SSGA S&P 500 Index Fund–7

LVIP SSGA S&P 500 Index Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
Equity Contracts:
895	E-mini S&P 500 Index	$105,687,057	$105,574,200	6/17/17	$(112,857)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

IT–Information Technology

S&P–Standard & Poor’s

See accompanying notes.

LVIP SSGA S&P 500 Index Fund–8

LVIP SSGA S&P 500 Index Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA S&P 500 Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”), which approximates fair value. Futures contracts are valued at the daily quoted settlement prices. Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures, or suspension of trading in a security.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$4,300,060,394

Aggregate unrealized appreciation	$2,997,784,774
Aggregate unrealized depreciation	(93,203,466)

Net unrealized appreciation	$2,904,581,308

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP SSGA S&P 500 Index Fund–9

LVIP SSGA S&P 500 Index Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Total
Investments:

Assets:
Common Stock	$7,100,951,261	$3,565,931	$7,104,517,192
Money Market Fund	88,759,832	—	88,759,832
Short-Term Investment	—	11,364,678	11,364,678

Total Investments	$7,189,711,093	$14,930,609	$7,204,641,702

Liabilities:
Futures Contracts	$(112,857)	$—	$(112,857)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occured.

3. Transactions with Affiliates

The Fund has investments in Lincoln National Corporation, the parent company of Lincoln Investment Advisors Corporation. Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended March 31, 2017 were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/17	Dividends	Capital Gain Distributions
Lincoln National	$5,476,288	$—	$—	$—	$(67,762)	$5,408,526	$—	$—

4. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP SSGA S&P 500 Index Fund–10

LVIP SSGA Small-Cap Index Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–96.37%
Aerospace & Defense–1.50%
AAR	24,598	$827,231
†Aerojet Rocketdyne Holdings	44,468	964,956
†Aerovironment	14,981	419,917
†Astronics	13,622	432,226
Cubic	18,817	993,538
Curtiss-Wright	32,644	2,979,091
†DigitalGlobe	47,366	1,551,236
†Ducommun	7,300	210,167
†Engility Holdings	13,300	384,902
†Esterline Technologies	22,222	1,912,203
†KeyW Holding	26,008	245,516
†KLX	39,700	1,774,590
†Kratos Defense & Security Solutions	39,750	309,255
†Mercury Systems	34,651	1,353,122
†Moog Class A	23,981	1,615,120
National Presto Industries	3,372	344,618
†Sparton	6,583	138,177
†TASER International	39,145	892,115
†Teledyne Technologies	25,164	3,182,239
Triumph Group	36,900	950,175
†Vectrus	9,000	201,150
†Wesco Aircraft Holdings	39,520	450,528

		22,132,072

Air Freight & Logistics–0.55%
†Air Transport Services Group	35,876	575,810
†Atlas Air Worldwide Holdings	18,220	1,010,299
†Echo Global Logistics	21,191	452,428
Forward Air	22,339	1,062,666
†Hub Group Class A	25,144	1,166,682
Park-Ohio Holdings	5,616	201,895
†Radiant Logistics	22,700	113,500
†XPO Logistics	72,218	3,458,520

		8,041,800

Airlines–0.32%
Allegiant Travel	9,884	1,583,911
†Hawaiian Holdings	39,725	1,845,226
SkyWest	37,592	1,287,526

		4,716,663

Auto Components–1.19%
†American Axle & Manufacturing Holdings	57,381	1,077,615
Cooper Tire & Rubber	41,617	1,845,714
†Cooper-Standard Holdings	11,100	1,231,323
Dana	112,272	2,167,972
†Dorman Products	19,873	1,632,170
†Fox Factory Holding	15,500	444,850
†Gentherm	27,206	1,067,836
†Horizon Global	13,070	181,412
LCI Industries	17,904	1,786,819
Metaldyne Performance Group	10,000	228,500

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Auto Components (continued)
†Modine Manufacturing	35,764	$436,321
†Motorcar Parts of America	13,400	411,782
Spartan Motors	26,916	215,328
Standard Motor Products	16,051	788,746
†Stoneridge	20,431	370,618
Strattec Security	2,500	69,500
Superior Industries International	18,607	471,687
Tenneco	40,977	2,557,784
Tower International	15,020	407,042
Unique Fabricating	5,700	68,571
†Workhorse Group	5,600	14,728

		17,476,318

Automobiles–0.04%
Winnebago Industries	18,873	552,035

		552,035

Banks–10.92%
1st Source	12,434	583,776
Access National	6,200	186,124
ACNB	5,200	150,020
†Allegiance Bancshares	7,200	267,840
American National Bankshares	5,995	223,314
Ameris Bancorp	25,479	1,174,582
Ames National	6,665	203,949
Arrow Financial	9,236	313,100
†Atlantic Capital Bancshares	11,100	210,345
Banc of California	36,338	752,197
BancFirst	5,793	520,791
Banco Latinoamericano de Exportacions	22,458	622,985
†Bancorp	38,247	195,060
BancorpSouth	65,131	1,970,213
Bank of Marin Bancorp	4,349	279,858
Bank of NT Butterfield & Son	8,100	258,471
Bank of the Ozarks	65,462	3,404,679
Bankwell Financial Group	5,000	171,950
Banner	22,519	1,252,957
Bar Harbor Bankshares	8,669	286,754
Berkshire Hills Bancorp	22,865	824,283
Blue Hills Bancorp	17,853	318,676
BNC Bancorp	29,400	1,030,470
Boston Private Financial Holdings	61,038	1,001,023
Bridge Bancorp	11,592	405,720
Brookline Bancorp	51,419	804,707
Bryn Mawr Bank	11,564	456,778
C&F Financial	2,800	129,640
Camden National	11,156	491,288
Capital Bank Financial	17,400	755,160
Capital City Bank Group	9,284	198,585
Cardinal Financial	22,621	677,273
Carolina Financial	9,800	294,000

LVIP SSGA Small-Cap Index Fund–1

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
†Cascade Bancorp	24,543	$189,227
Cathay General Bancorp	55,903	2,106,425
CenterState Banks of Florida	34,405	891,090
Central Pacific Financial	22,430	685,012
Central Valley Community Bancorp	7,600	155,800
Century Bancorp Class A	2,361	143,608
Chemical Financial	49,715	2,542,922
Chemung Financial	2,700	106,650
Citizens & Northern	8,361	194,644
City Holding	10,397	670,399
CNB Financial	11,591	276,909
CoBiz Financial	23,753	399,050
Codorus Valley Bancorp	7,035	182,277
Columbia Banking System	43,683	1,703,200
Community Bank System	32,346	1,778,383
Community Trust Bancorp	11,230	513,773
ConnectOne Bancorp	19,869	481,823
County Bancorp	4,200	122,052
†CU Bancorp	10,160	402,844
†Customers Bancorp	17,980	566,909
CVB Financial	75,959	1,677,934
†Eagle Bancorp	22,909	1,367,667
Enterprise Bancorp	7,060	245,406
Enterprise Financial Services	15,038	637,611
†Equity Bancshares Class A	4,400	139,788
Farmers Capital Bank	6,300	254,520
Farmers National Banc	16,200	232,470
†FB Financial	5,000	176,800
†FCB Financial Holdings Class A	22,400	1,109,920
Fidelity Southern	14,015	313,656
Financial Institutions	9,388	309,335
First Bancorp (Maine)	8,211	223,750
First Bancorp (North Carolina)	14,885	435,982
†First Bancorp (Puerto Rico)	87,535	494,573
First Busey	22,963	675,112
First Business Financial Services	5,800	150,568
First Citizens BancShares Class A	5,700	1,911,609
First Commonwealth Financial	63,939	847,831
First Community Bancshares	12,463	311,201
†First Community Financial Partners	11,800	150,450
First Connecticut Bancorp	8,828	218,934
First Financial	6,759	321,053
First Financial Bancorp	45,873	1,259,214
First Financial Bankshares	48,014	1,925,361
First Financial Northwest	3,600	63,612
†First Foundation	17,400	269,874
First Internet Bancorp	4,500	132,750
First Interstate BancSystem Class A	14,498	574,846
First Merchants	30,383	1,194,660
First Mid-Illinois Bancshares	5,000	169,200
First Midwest Bancorp	60,355	1,429,206
†First NBC Bank Holding	14,200	56,800

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
†First Northwest Bancorp	9,600	$148,800
First of Long Island	15,654	423,441
Flushing Financial	19,530	524,771
FNB	239,169	3,556,439
†Franklin Financial Network	8,100	313,875
Fulton Financial	129,600	2,313,360
German American Bancorp	10,385	491,626
Glacier Bancorp	57,374	1,946,700
Great Southern Bancorp	7,870	397,435
Great Western Bancorp	44,400	1,883,004
†Green Bancorp	16,664	296,619
Guaranty Bancorp	12,968	315,771
Hancock Holding	62,464	2,845,235
Hanmi Financial	22,520	692,490
†HarborOne Bancorp	10,300	195,597
Heartland Financial USA	16,338	816,083
Heritage Commerce	16,938	238,826
Heritage Financial	23,355	578,036
Heritage Oaks Bancorp	19,116	255,199
Hilltop Holdings	56,349	1,547,907
Home BancShares	91,228	2,469,542
†HomeTrust Bancshares	10,977	257,959
Hope Bancorp	96,558	1,851,017
Horizon Bancorp	14,155	371,144
IBERIABANK	37,504	2,966,566
Independent Bank	13,509	279,636
Independent Bank (Massachusetts)	19,384	1,259,960
Independent Bank Group	8,800	565,840
International Bancshares	41,064	1,453,666
Investors Bancorp	219,186	3,151,895
Lakeland Bancorp	28,478	558,169
Lakeland Financial	17,917	772,581
LCNB	7,700	183,645
LegacyTexas Financial Group	33,227	1,325,757
Live Oak Bancshares	12,700	274,955
Macatawa Bank	23,000	227,240
MainSource Financial Group	17,020	560,469
MB Financial	55,726	2,386,187
MBT Financial	15,500	175,925
Mercantile Bank	10,833	372,655
Merchants Bancshares	3,925	191,147
Middleburg Financial	4,100	164,164
Midland States Bancorp	1,800	61,902
MidWestOne Financial Group	6,142	210,609
MutualFirst Financial	4,700	148,285
National Bank Holdings Class A	17,652	573,690
National Bankshares	5,608	210,580
†National Commerce	5,800	212,280
NBT Bancorp	31,739	1,176,565
†Nicolet Bankshares	5,100	241,434
Northrim BanCorp	5,900	177,295
OFG Bancorp	31,588	372,738

LVIP SSGA Small-Cap Index Fund–2

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Old Line Bancshares	7,300	$207,904
Old National Bancorp	99,817	1,731,825
Old Second Bancorp	14,900	167,625
Opus Bank	12,600	253,890
Orrstown Financial Services	6,400	143,040
Pacific Continental	15,880	389,060
†Pacific Mercantile Bancorp	13,300	100,415
†Pacific Premier Bancorp	26,367	1,016,448
Park National	9,976	1,049,475
Park Sterling	38,052	468,420
Peapack Gladstone Financial	11,291	334,101
Penns Woods Bancorp	3,876	168,412
Peoples Bancorp	12,640	400,182
Peoples Financial Services	5,300	221,540
People’s Utah Bancorp	8,400	222,180
Pinnacle Financial Partners	34,696	2,305,549
Preferred Bank	8,429	452,300
Premier Financial Bancorp	8,140	171,184
PrivateBancorp	57,905	3,437,820
Prosperity Bancshares	49,351	3,440,258
QCR Holdings	8,100	343,035
Renasant	30,608	1,214,832
Republic Bancorp Class A	7,530	258,957
†Republic First Bancorp	29,200	242,360
S&T Bancorp	25,456	880,778
Sandy Spring Bancorp	16,813	689,165
†Seacoast Banking Corp. of Florida	21,644	519,023
ServisFirst Bancshares	34,400	1,251,472
Shore Bancshares	10,900	182,139
Sierra Bancorp	8,220	225,475
Simmons First National Class A	21,941	1,210,046
South State	19,391	1,732,586
†Southern First Bancshares	5,000	163,250
Southern National Bancorp of Virginia	9,700	164,221
Southside Bancshares	18,150	609,296
Southwest Bancorp	13,798	360,818
State Bank Financial	24,728	645,895
Sterling Bancorp	95,461	2,262,426
Stock Yards Bancorp	15,682	637,473
Stonegate Bank	9,581	451,169
Summit Financial Group	7,200	155,088
Sun Bancorp	6,881	167,896
†Texas Capital Bancshares	36,815	3,072,212
Tompkins Financial	10,797	869,698
Towne Bank	41,890	1,357,236
TriCo Bancshares	14,853	527,727
†TriState Capital Holdings	14,700	343,245
†Triumph Bancorp	10,800	278,640
Trustmark	50,679	1,611,085
UMB Financial	33,882	2,551,653
Umpqua Holdings	162,781	2,887,735
Union Bankshares Corp.	32,431	1,140,923

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Union Bankshares Inc.	3,400	$146,030
United Bankshares	52,335	2,211,154
United Community Banks	52,556	1,455,276
Univest Corp. of Pennsylvania	17,420	451,178
Valley National Bancorp	186,599	2,201,868
†Veritex Holdings	7,200	202,464
Washington Trust Bancorp	10,975	541,068
WashingtonFirst Bankshares	7,350	205,800
Webster Financial	67,753	3,390,360
WesBanco	29,355	1,118,719
West Bancorporation	12,373	283,960
Westamerica Bancorporation	18,481	1,031,794
Wintrust Financial	38,807	2,682,340
†Xenith Bankshares	5,205	132,051

		160,541,213

Beverages–0.23%
†Boston Beer Class A	6,616	957,004
Coca-Cola Bottling Consolidated	3,513	723,748
†Craft Brewers Alliance	8,950	119,483
MGP Ingredients	9,200	498,916
National Beverage	9,067	766,434
†Primo Water	18,400	249,872

		3,315,457

Biotechnology–4.71%
†Acceleron Pharma	20,400	539,988
†Achillion Pharmaceuticals	87,272	367,415
†Acorda Therapeutics	32,171	675,591
†Adamas Pharmaceuticals	11,600	203,000
†Aduro Biotech	26,000	279,500
†Advaxis	27,200	222,224
†Adverum Biotechnologies	22,100	59,670
†Aevi Genomic Medicine	16,305	30,327
†Agenus	58,000	218,660
†Aimmune Therapeutics	18,200	395,486
†Akebia Therapeutics	24,700	227,240
†Alder Biopharmaceuticals	35,200	732,160
†AMAG Pharmaceuticals	25,129	566,659
†Amicus Therapeutics	106,400	758,632
†Anavex Life Sciences	15,700	90,118
†Anthera Pharmaceuticals	31,200	13,276
†Applied Genetic Technologies	11,000	75,900
†Aptevo Therapeutics	14,124	29,095
†Ardelyx	21,800	275,770
†Arena Pharmaceuticals	178,443	260,527
†Argos Therapeutics	14,550	6,575
†Array BioPharma	127,433	1,139,251
†Arrowhead Pharmaceuticals	52,400	96,940
†Asterias Biotherapeutics	12,000	40,800
†Atara Biotherapeutics	15,400	316,470
†Athersys	66,200	113,202

LVIP SSGA Small-Cap Index Fund–3

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Audentes Therapeutics	6,300	$107,352
†AveXis	4,200	319,326
†Axovant Sciences	15,500	231,570
†Bellicum Pharmaceuticals	18,200	224,588
†BioCryst Pharmaceuticals	48,800	409,920
†BioSpecifics Technologies	3,700	202,760
†Biotime	49,144	169,547
†Bluebird Bio	30,000	2,727,000
†Blueprint Medicines	18,600	743,814
†Cara Therapeutics	12,600	231,714
†Celldex Therapeutics	79,540	287,139
†Cellular Biomedicine Group	8,600	101,480
†ChemoCentryx	12,745	92,784
†Chimerix	37,300	237,974
†Cidara Therapeutics	8,503	66,323
†Clovis Oncology	27,235	1,734,052
†Coherus Biosciences	22,000	465,300
†Concert Pharmaceuticals	13,100	223,486
†Corvus Pharmaceuticals	4,600	95,542
†Curis	71,200	197,936
†Cytokinetics	24,166	310,533
†CytomX Therapeutics	17,700	305,679
†CytRx	72,400	32,160
†Dimension Therapeutics	7,500	13,125
†Dynavax Technologies	31,857	189,549
†Eagle Pharmaceuticals	6,500	539,110
†Edge Therapeutics	9,800	89,278
†Editas Medicine	6,838	152,624
†Eiger BioPharmaceuticals	2,389	27,354
†Emergent BioSolutions	24,148	701,258
†Enanta Pharmaceuticals	11,400	351,120
†Epizyme	29,200	500,780
†Esperion Therapeutics	11,900	420,189
†Exact Sciences	79,550	1,878,971
†Exelixis	167,468	3,629,032
†FibroGen	39,100	963,815
†Five Prime Therapeutics	20,200	730,230
†Flexion Therapeutics	21,500	578,565
†Fortress Biotech	29,600	109,520
†Foundation Medicine	9,685	312,341
†Galena Biopharma	7,810	4,764
†Genomic Health	12,877	405,497
†Geron	96,444	218,928
†Global Blood Therapeutics	12,200	449,570
†GlycoMimetics	10,000	54,300
†Halozyme Therapeutic	81,643	1,058,093
†Heron Therapeutics	32,600	489,000
†Idera Pharmaceuticals	82,800	204,516
†Ignyta	27,600	237,360
†Immune Design	11,600	78,880
†ImmunoGen	69,093	267,390
†Immunomedics	63,226	409,072

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Infinity Pharmaceuticals	45,524	$147,043
†Inotek Pharmaceuticals	15,200	30,400
†Inovio Pharmaceuticals	49,000	324,380
†Insmed	43,600	763,436
†Insys Therapeutics	20,900	219,659
†Intellia Therapeutics	6,100	85,949
†Invitae	19,800	218,988
†Ironwood Pharmaceuticals	97,272	1,659,460
†Kadmon Holdings	11,800	42,716
†Karyopharm Therapeutics	20,700	265,788
†Keryx Biopharmaceuticals	53,487	329,480
†Kite Pharma	32,300	2,535,227
†La Jolla Pharmaceutical	9,900	295,515
†Lexicon Pharmaceuticals	31,416	450,505
†Ligand Pharmaceuticals Class B	14,365	1,520,392
†Lion Biotechnologies	39,800	296,510
†Loxo Oncology	12,500	526,000
†MacroGenics	23,800	442,680
†MannKind	56,367	83,423
†MediciNova	25,800	154,542
†Merrimack Pharmaceuticals	85,270	262,632
†MiMedx Group	76,100	725,233
†Minerva Neurosciences	13,900	112,590
†Mirati Therapeutics	10,900	56,680
†Momenta Pharmaceuticals	48,182	643,230
†Myovant Sciences	8,800	103,312
†Myriad Genetics	50,600	971,520
†Nantkwest	17,100	60,705
†Natera	22,700	201,349
†NewLink Genetics	18,347	442,163
†Novavax	176,736	226,222
†OncoMed Pharmaceuticals	17,100	157,491
†Ophthotech	22,900	83,814
†Organovo Holdings	62,000	197,160
†Otonomy	15,900	194,775
†OvaScience	21,200	39,644
PDL BioPharma	129,781	294,603
†Pfenex	14,100	81,921
PharmAthene	54,100	43,902
†Portola Pharmaceuticals	36,800	1,442,192
†Progenics Pharmaceuticals	50,698	478,589
†Protagonist Therapeutics	7,200	92,232
†Proteostasis Therapeutics	5,500	43,010
†Prothena	26,100	1,456,119
†PTC Therapeutics	22,500	221,400
†Puma Biotechnology	21,300	792,360
†Ra Pharmaceuticals	7,100	151,159
†Radius Health	23,700	916,005
†REGENXBIO	13,500	260,550
†Regulus Therapeutics	29,027	47,895
†Repligen	25,225	887,920
†Retrophin	26,900	496,574

LVIP SSGA Small-Cap Index Fund–4

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Rigel Pharmaceuticals	105,574	$349,450
†Sage Therapeutics	22,900	1,627,503
†Sangamo Biosciences	43,689	227,183
†Sarepta Therapeutics	38,100	1,127,760
†Selecta Biosciences	3,900	55,848
†Seres Therapeutics	15,500	174,685
†Sorrento Therapeutics	25,200	99,540
†Spark Therapeutics	14,300	762,762
†Spectrum Pharmaceuticals	63,225	410,962
†Stemline Therapeutics	14,700	125,685
†Syndax Pharmaceuticals	4,000	54,880
†Synergy Pharmaceuticals	135,318	630,582
†Synthetic Biologics	65,800	41,500
†Syros Pharmaceuticals	2,100	33,453
†T2 Biosystems	11,700	61,542
†TESARO	21,304	3,278,046
†TG Therapeutics	34,700	404,255
†Tokai Pharmaceuticals	10,900	9,107
†Trevena	22,600	82,942
†Trovagene	20,900	24,035
†Ultragenyx Pharmaceutical	28,900	1,958,842
†Vanda Pharmaceuticals	26,981	377,734
†Veracyte	12,100	111,078
†Versartis	23,900	510,265
†Vital Therapies	14,700	58,800
†Voyager Therapeutics	9,100	120,484
†vTv Therapeutics Class A	11,300	74,015
†XBiotech	15,200	250,648
†Xencor	28,700	686,504
†Zafgen	14,800	68,968
†ZIOPHARM Oncology	89,984	570,499

		69,263,287

Building Products–1.21%
AAON	30,217	1,068,171
Advanced Drainage Systems	25,800	565,020
†American Woodmark	10,375	952,425
Apogee Enterprises	21,247	1,266,534
†Armstrong Flooring	15,700	289,194
†Builders FirstSource	62,466	930,743
†Caesarstone	17,700	641,625
†Continental Building Products	26,100	639,450
†CSW Industrials	9,900	363,330
†Gibraltar Industries	23,561	970,713
Griffon	22,164	546,343
Insteel Industries	12,939	467,615
†Jeld-Wen Holding	18,800	617,580
†Masonite International	22,800	1,806,900
†NCI Building Systems	19,391	332,556
†Patrick Industries	10,814	766,712
†PGT	35,095	377,271
†Ply Gem Holdings	14,200	279,740

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Building Products (continued)
Quanex Building Products	26,152	$529,578
Simpson Manufacturing	31,189	1,343,934
†Trex	22,194	1,540,042
Universal Forest Products	14,870	1,465,290

		17,760,766

Capital Markets–1.41%
Arlington Asset Investment Class A	16,285	230,107
Associated Capital Group Class A	4,296	155,300
B. Riley Financial	8,100	121,500
BGC Partners Class A	163,709	1,859,734
Cohen & Steers	15,569	622,293
†Cowen Group Class A	21,208	317,060
Diamond Hill Investment Group	2,332	453,691
Evercore Partners Class A	29,392	2,289,637
FBR & Co.	5,400	97,470
Fifth Street Asset Management	5,200	23,920
Financial Engines	40,122	1,747,313
GAIN Capital Holdings	27,653	230,349
GAMCO Investors Class A	3,696	109,365
Greenhill & Co.	19,590	573,987
Hennessy Advisors	3,750	63,037
Houlihan Lokey	15,600	537,420
†INTL. FCStone	11,124	422,267
Investment Technology Group	24,142	488,876
Janus Capital Group	108,700	1,434,840
†KCG Holdings Class A	29,956	534,115
†Ladenburg Thalmann Financial Services	83,408	206,852
Manning & Napier	13,000	74,100
Medley Management Class A	4,197	34,835
Moelis & Co. Class A	17,500	673,750
OM Asset Management	29,500	446,040
Oppenheimer Holdings Class A	9,302	159,064
Piper Jaffray	10,468	668,382
PJT Partners Class A	12,200	428,098
Pzena Investment Management Class A	10,210	100,466
†Safeguard Scientifics	17,820	226,314
Silvercrest Asset Management Group Class A	6,100	81,130
†Stifel Financial	48,347	2,426,536
†=Teton Advisors Class B	19	0
Virtu Financial Class A	16,500	280,500
Virtus Investment Partners	4,232	448,169
Waddell & Reed Financial Class A	59,500	1,011,500
Westwood Holdings Group	5,814	310,526
†Wins Finance Holdings	800	115,992
WisdomTree Investments	86,008	780,953

		20,785,488

LVIP SSGA Small-Cap Index Fund–5

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Chemicals–2.67%
A Schulman	20,631	$648,845
†AgroFresh Solutions	19,100	83,467
American Vanguard	22,295	370,097
Balchem	23,707	1,953,931
Calgon Carbon	35,940	524,724
Chase	4,839	461,641
Chemours	135,100	5,201,350
†Chemtura	47,820	1,597,188
†Codexis	29,100	139,680
†Ferro	62,087	943,102
†Flotek Industries	42,686	545,954
FutureFuel	17,708	251,099
†GCP Applied Technologies	53,300	1,740,245
Hawkins	6,959	340,991
HB Fuller	37,809	1,949,432
†Ingevity	32,000	1,947,200
Innophos Holdings	13,864	748,240
Innospec	17,704	1,146,334
KMG Chemicals	6,372	293,558
†Koppers Holdings	14,360	608,146
†Kraton	22,041	681,508
Kronos Worldwide	15,200	249,736
†LSB Industries	17,761	166,598
Minerals Technologies	26,064	1,996,502
Olin	122,117	4,013,986
†OMNOVA Solutions	30,940	306,306
PolyOne	63,264	2,156,670
Quaker Chemical	9,713	1,278,814
Rayonier Advanced Materials	29,900	402,155
Sensient Technologies	33,595	2,662,740
Stepan	14,670	1,156,143
†TerraVia Holdings	55,040	39,876
†Trecora Resources	17,392	193,051
Tredegar	18,530	325,201
Trinseo	19,800	1,328,580
Tronox	47,300	872,685

		39,325,775

Commercial Services & Supplies–2.23%
ABM Industries	41,923	1,827,843
†ACCO Brands	79,324	1,043,111
†Advanced Disposal Services	14,900	336,740
†Aqua Metals	9,300	181,722
†ARC Document Solutions	31,770	109,606
Brady Class A	34,337	1,327,125
Brink’s	33,857	1,809,657
†Casella Waste Systems	27,834	392,738
CECO Environmental	20,364	214,026
Deluxe	35,440	2,557,705
Ennis	18,660	317,220
Essendant	27,619	418,428
Healthcare Services Group	53,081	2,287,260

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies (continued)
†Heritage-Crystal Clean	9,954	$136,370
Herman Miller	44,987	1,419,340
HNI	34,075	1,570,517
†InnerWorkings	28,357	282,436
Interface Class A	48,321	920,515
Kimball International Class B	25,702	424,083
Knoll	35,882	854,350
Matthews International Class A	24,010	1,624,276
McGrath RentCorp	17,440	585,461
Mobile Mini	33,166	1,011,563
MSA Safety	23,318	1,648,349
Multi-Color	9,792	695,232
†NL Industries	4,936	31,837
Quad/Graphics	20,423	515,476
†SP Plus	12,897	435,274
Steelcase Class A	64,334	1,077,594
†Team	20,697	559,854
Tetra Tech	43,491	1,776,607
†TRC	17,000	296,650
U.S. Ecology	16,219	759,860
UniFirst	11,367	1,607,862
Viad	14,913	674,068
VSE	5,566	227,093
West	32,200	786,324

		32,744,172

Communications Equipment–1.86%
ADTRAN	36,548	758,371
†Aerohive Networks	11,800	49,678
†Applied Optoelectronics	12,400	696,260
Bel Fuse Class B	6,838	174,711
Black Box	12,650	113,217
†CalAmp	26,272	441,107
†Calix	31,731	230,050
†Ciena	103,596	2,445,902
†Clearfield	8,300	136,535
Comtech Telecommunications	16,175	238,419
†Digi International	21,371	254,315
EMCORE	23,100	207,900
†Extreme Networks	75,445	566,592
†Finisar	81,167	2,219,106
†Harmonic	50,688	301,594
†Infinera	105,041	1,074,569
InterDigital	26,088	2,251,394
†Ixia	47,591	935,163
†KVH Industries	12,175	102,270
†Lumentum Holdings	38,000	2,027,300
†NETGEAR	24,334	1,205,750
†NetScout Systems	67,556	2,563,750
†Oclaro	85,200	836,664
Plantronics	24,951	1,350,099
†Quantenna Communications	6,000	124,980

LVIP SSGA Small-Cap Index Fund–6

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Communications Equipment (continued)
†ShoreTel	52,268	$321,448
Silicom	4,900	243,383
†Sonus Networks	35,602	234,617
†Ubiquiti Networks	19,429	976,501
†ViaSat	38,246	2,440,860
†Viavi Solutions	176,200	1,888,864

		27,411,369

Construction & Engineering–0.93%
†Aegion	25,828	591,719
†Ameresco Class A	19,021	124,588
Argan	9,951	658,259
Comfort Systems USA	27,736	1,016,524
†Dycom Industries	23,029	2,140,546
EMCOR Group	44,577	2,806,122
Granite Construction	29,740	1,492,651
†Great Lakes Dredge & Dock	36,197	144,788
†Hc2 Holdings	25,030	155,186
†IES Holdings	6,800	123,080
†Layne Christensen	15,700	138,788
†MasTec	49,778	1,993,609
†MYR Group	10,894	446,654
†NV5 Holdings	5,900	221,840
†Orion Holdings Group	16,895	126,206
Primoris Services	29,838	692,838
†Tutor Perini	27,083	861,239

		13,734,637

Construction Materials–0.29%
†Forterra	12,100	235,950
†Headwaters	54,423	1,277,852
†Summit Materials Class A	79,429	1,962,691
United States Lime & Minerals	1,487	117,443
†US Concrete	10,600	684,230

		4,278,166

Consumer Finance–0.50%
†Encore Capital Group	17,463	537,860
†Enova International	17,123	254,277
†EZCORP Class A	35,119	286,220
FirstCash	35,824	1,760,752
†Green Dot Class A	30,641	1,022,184
†LendingClub	247,400	1,358,226
Nelnet Class A	15,038	659,567
†PRA Group	34,623	1,147,752
†Regional Management	6,543	127,130
†World Acceptance	4,001	207,172

		7,361,140

Containers & Packaging–0.14%
Greif Class A	19,100	1,052,219
Greif Class B	4,500	293,850

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Containers & Packaging (continued)
†Multi Packaging Solutions International	15,800	$283,610
Myers Industries	13,797	218,682
†UFP Technologies	5,600	145,040

		1,993,401

Distributors–0.08%
Core-Mark Holding	34,260	1,068,569
Weyco Group	4,458	125,181

		1,193,750

Diversified Consumer Services–0.95%
†American Public Education	12,460	285,334
†Ascent Capital Group Class A	8,777	124,019
†Bridgepoint Education	15,373	164,030
†Bright Horizons Family Solutions	33,163	2,403,986
†Cambium Learning Group	7,100	34,790
Capella Education	8,380	712,509
†Career Education	48,768	424,282
Carriage Services	10,635	288,421
†Chegg	59,300	500,492
Collectors Universe	7,100	185,310
DeVry Education Group	46,900	1,662,605
†Grand Canyon Education	33,808	2,420,991
†Houghton Mifflin Harcourt	93,200	945,980
†K12	24,700	473,005
†Laureate Education Class A	26,300	375,301
Liberty Tax	6,600	94,050
†Regis	27,846	326,355
†Sotheby’s	36,975	1,681,623
Strayer Education	7,765	625,005
†Weight Watchers International	17,800	277,146

		14,005,234

Diversified Financial Services–0.10%
†FNFV Group	48,900	647,925
Marlin Business Services	5,686	146,414
NewStar Financial	13,298	140,693
†On Deck Capital	41,700	210,168
†PICO Holdings	15,971	223,594
Tiptree Financial Class A	21,700	158,410

		1,527,204

Diversified Telecommunication Services–0.55%
ATN International	7,792	548,713
†Cincinnati Bell	31,265	553,390
Cogent Communications Holdings	31,204	1,343,332
Consolidated Communications Holdings	37,135	869,702
†FairPoint Communications	14,137	234,674
†General Communication Class A	21,019	437,195
†Globalstar	273,000	436,800
†Hawaiian Telcom Holdco	5,771	132,214

LVIP SSGA Small-Cap Index Fund–7

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
IDT Class B	11,115	$141,383
†Intelsat	19,600	81,340
†Iridium Communications	60,850	587,202
†Lumos Networks	13,357	236,419
†ORBCOMM	43,994	420,143
†pdvWireless	6,800	148,580
†Straight Path Communications Class B	6,300	226,611
†Vonage Holdings	142,953	903,463
Windstream Holdings	133,992	730,256

		8,031,417

Electric Utilities–1.04%
ALLETE	37,483	2,537,974
El Paso Electric	30,341	1,532,220
Genie Energy Class B	9,300	67,332
IDACORP	37,176	3,084,121
MGE Energy	26,326	1,711,190
Otter Tail	28,481	1,079,430
PNM Resources	60,336	2,232,432
Portland General Electric	65,914	2,927,900
Spark Energy Class A	4,200	134,190

		15,306,789

Electrical Equipment–0.65%
Allied Motion Technologies	3,700	74,370
†American Superconductor	10,200	69,972
†Atkore International Group	9,200	241,776
AZZ	19,427	1,155,906
†Babcock & Wilcox Enterprises	33,900	316,626
Encore Wire	14,426	663,596
†Energous	12,900	201,240
EnerSys	32,906	2,597,600
†Fuelcell Energy	16,086	22,118
†Generac Holdings	49,182	1,833,505
General Cable	35,800	642,610
LSI Industries	20,862	210,498
†Plug Power	159,000	219,420
Powell Industries	6,308	217,248
†Power Solutions International	3,200	32,288
Preformed Line Products	1,686	87,925
†Sunrun	41,500	224,100
†Thermon Group Holdings	23,603	491,886
†TPI Composites	4,600	87,446
†Vicor	11,771	189,513

		9,579,643

Electronic Equipment, Instruments & Components–2.96%
†Agilysys	10,614	100,302
†Anixter International	21,801	1,728,819
AVX	34,300	561,834
Badger Meter	20,922	768,884
Belden	31,642	2,189,310
†Benchmark Electronics	36,966	1,175,519

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Coherent	18,232	$3,749,228
†Control4	14,400	227,376
CTS	22,011	468,834
Daktronics	26,561	251,001
†Electro Scientific Industries	23,900	166,583
†ePlus	4,979	672,414
†Fabrinet	26,141	1,098,706
†FARO Technologies	12,199	436,114
†=Gerber Scientific	6,600	0
†II-VI	44,551	1,606,064
†Insight Enterprises	27,403	1,125,989
†InvenSense	60,952	769,824
†Itron	25,100	1,523,570
†Kimball Electronics	20,326	344,526
†Knowles	66,106	1,252,709
Littelfuse	16,706	2,671,456
†Maxwell Technologies	27,400	159,194
Mesa Laboratories	2,530	310,431
Methode Electronics	27,266	1,243,330
MTS Systems	11,957	658,233
†Novanta	25,063	665,423
†OSI Systems	13,068	953,833
Park Electrochemical	15,188	271,258
PC Connection	8,824	262,867
†Plexus	25,063	1,448,641
†Radisys	31,000	124,000
†Rogers	13,452	1,155,123
†Sanmina	55,295	2,244,977
†ScanSource	18,737	735,427
SYNNEX	22,023	2,465,255
Systemax	5,558	61,638
†Tech Data	26,400	2,478,960
†TTM Technologies	56,150	905,700
Universal Display	31,241	2,689,850
Vishay Intertechnology	102,600	1,687,770
†Vishay Precision Group	10,872	171,778

		43,582,750

Energy Equipment & Services–1.06%
Archrock	49,800	617,520
†Atwood Oceanics	56,200	535,586
Bristow Group	23,391	355,777
†CARBO Ceramics	18,200	237,328
†Dawson Geophysical	17,500	97,300
†Era Group	12,400	164,424
†Exterran	23,100	726,495
†Fairmount Santrol Holdings	57,400	420,742
†Forum Energy Technologies	44,846	928,312
†Geospace Technologies	9,153	148,553
†Helix Energy Solutions Group	102,856	799,191
†Hornbeck Offshore Services	24,559	108,797
†Independence Contract Drilling	26,100	143,811

LVIP SSGA Small-Cap Index Fund–8

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Keane Group	23,100	$330,330
†Mammoth Energy Services	7,000	150,570
†Matrix Service	20,507	338,366
†McDermott International	180,700	1,219,725
†Natural Gas Services Group	9,185	239,269
†Newpark Resources	60,941	493,622
†Oil States International	38,400	1,272,960
†Parker Drilling	76,145	133,254
†PHI	8,782	105,209
†Pioneer Energy Services	41,683	166,732
†RigNet	8,774	188,202
†SEACOR Holdings	11,900	823,361
†Seadrill	280,500	462,825
†Smart Sand	8,800	143,000
†Tesco	30,746	247,505
†TETRA Technologies	69,142	281,408
†Tidewater	42,700	49,105
†Unit	37,500	906,000
US Silica Holdings	55,083	2,643,433
†Willbros Group	37,600	103,024

		15,581,736

Equity Real Estate Investment Trusts–7.06%
Acadia Realty Trust	60,315	1,813,069
Agree Realty	19,666	943,181
Alexander’s	1,476	637,425
American Assets Trust	29,373	1,228,966
Armada Hoffler Properties	24,300	337,527
Ashford Hospitality Prime	14,654	155,479
Ashford Hospitality Trust	57,198	364,351
Bluerock Residential Growth REIT	16,000	196,960
CareTrust REIT	50,381	847,408
CatchMark Timber Trust Class A	28,300	326,016
CBL & Associates Properties	127,000	1,211,580
Cedar Realty Trust	60,761	305,020
Chatham Lodging Trust	27,831	549,662
Chesapeake Lodging Trust	44,515	1,066,579
City Office REIT	16,300	198,045
Colony Starwood Homes	53,800	1,826,510
Community Healthcare Trust	11,000	262,900
CorEnergy Infrastructure Trust	7,920	267,538
Coresite Realty	25,268	2,275,383
Cousins Properties	254,425	2,104,097
DiamondRock Hospitality	150,974	1,683,360
DuPont Fabros Technology	56,345	2,794,149
Easterly Government Properties	24,000	474,960
EastGroup Properties	23,769	1,747,735
Education Realty Trust	55,486	2,266,603
Farmland Partners	23,400	261,378
FelCor Lodging Trust	101,366	761,259
First Industrial Realty Trust	87,706	2,335,611
First Potomac Realty Trust	45,418	466,897

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Four Corners Property Trust	45,200	$1,031,916
Franklin Street Properties	78,204	949,397
GEO Group	60,284	2,795,369
Getty Realty	18,117	457,817
Gladstone Commercial	14,905	308,086
Global Medical REIT	11,600	105,328
Global Net Lease	49,800	1,199,184
Government Properties Income Trust	52,603	1,100,981
Gramercy Property Trust	103,605	2,724,812
Healthcare Realty Trust	86,492	2,810,990
Hersha Hospitality Trust	30,741	577,623
Hudson Pacific Properties	90,851	3,147,079
Independence Realty Trust	42,256	395,939
InfraREIT	29,500	531,000
Investors Real Estate Trust	89,662	531,696
†iStar	50,770	599,086
Kite Realty Group Trust	62,254	1,338,461
LaSalle Hotel Properties	80,411	2,327,898
Lexington Realty Trust	173,186	1,728,396
LTC Properties	28,373	1,359,067
Mack-Cali Realty	67,300	1,813,062
MedEquities Realty Trust	15,400	172,634
Medical Properties Trust	216,672	2,792,902
Monmouth Real Estate Investment	46,889	669,106
Monogram Residential Trust	126,500	1,261,205
National Health Investors	28,134	2,043,372
National Storage Affiliates Trust	32,100	767,190
New Senior Investment Group	56,800	579,360
Nexpoint Residential Trust	11,800	285,088
NorthStar Realty Europe	35,200	407,968
One Liberty Properties	10,738	250,840
Parkway	31,803	632,562
Pebblebrook Hotel Trust	53,810	1,571,790
Pennsylvania Real Estate Investment Trust	51,299	776,667
Physicians Realty Trust	114,800	2,281,076
Potlatch	30,492	1,393,484
Preferred Apartment Communities Class A	18,800	248,348
PS Business Parks	14,862	1,705,563
QTS Realty Trust Class A	35,300	1,720,875
RAIT Financial Trust	70,832	226,662
Ramco-Gershenson Properties Trust	59,105	828,652
Retail Opportunity Investments	81,067	1,704,839
Rexford Industrial Realty	49,200	1,107,984
RLJ Lodging Trust	91,961	2,162,003
Ryman Hospitality Properties	32,703	2,022,026
Sabra Health Care REIT	48,455	1,353,348
Saul Centers	7,066	435,407
Select Income REIT	47,663	1,229,229
Seritage Growth Properties Class A	18,700	806,905
Silver Bay Realty Trust	24,552	527,131

LVIP SSGA Small-Cap Index Fund–9

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
STAG Industrial	61,334	$1,534,577
Summit Hotel Properties	64,673	1,033,475
Sunstone Hotel Investors	163,892	2,512,464
Terreno Realty	33,814	946,792
TIER REIT	35,400	614,544
UMH Properties	17,967	273,278
Universal Health Realty Income Trust	9,173	591,659
Urban Edge Properties	67,600	1,777,880
Urstadt Biddle Properties Class A	21,617	444,446
Washington Prime Group	139,900	1,215,731
Washington Real Estate Investment Trust	55,275	1,729,002
Whitestone REIT	21,971	304,079
Xenia Hotels & Resorts	77,700	1,326,339

		103,811,317

Food & Staples Retailing–0.52%
Andersons	19,963	756,598
†Chefs’ Warehouse	15,895	220,940
Ingles Markets Class A	10,331	445,783
†Natural Grocers by Vitamin Cottage	7,253	75,359
†Performance Food Group	27,900	664,020
PriceSmart	15,032	1,385,950
†Smart & Final Stores	14,800	179,080
SpartanNash	27,558	964,254
†SUPERVALU	198,947	767,935
†United Natural Foods	37,299	1,612,436
Village Super Market Class A	6,613	175,245
Weis Markets	7,000	417,550

		7,665,150

Food Products–1.32%
Advancepierre Foods Holdings	16,400	511,188
Alico	2,463	65,023
†Amplify Snack Brands	21,400	179,760
B&G Foods Class A	49,614	1,996,964
Calavo Growers	11,554	700,173
Cal-Maine Foods	23,130	851,184
†Darling Ingredients	123,659	1,795,529
Dean Foods	68,700	1,350,642
†Farmer Brothers	5,001	176,785
Fresh Del Monte Produce	24,356	1,442,606
†Freshpet	18,400	202,400
†Inventure Foods	13,960	61,703
J&J Snack Foods	11,287	1,530,066
John B Sanfilippo & Son	5,902	431,967
Lancaster Colony	14,154	1,823,601
†Landec	20,933	251,196
†Lifeway Foods	4,131	44,326
Limoneira	9,287	194,191
Omega Protein	16,668	334,193
Sanderson Farms	14,990	1,556,562

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food Products (continued)
Seaboard	191	$796,367
†Seneca Foods Class A	4,510	162,811
Snyder’s-Lance	60,685	2,446,212
Tootsie Roll Industries	13,048	487,344

		19,392,793

Gas Utilities–1.21%
Chesapeake Utilities	11,865	821,058
Delta Natural Gas	5,900	179,065
New Jersey Resources	64,782	2,565,367
Northwest Natural Gas	20,419	1,206,763
ONE Gas	39,300	2,656,680
South Jersey Industries	60,204	2,146,273
Southwest Gas	34,795	2,884,853
Spire	33,767	2,279,272
WGL Holdings	37,224	3,072,097

		17,811,428

Health Care Equipment & Supplies–3.12%
Abaxis	16,413	796,030
†Accuray	60,218	286,035
Analogic	9,337	708,678
†AngioDynamics	21,092	365,946
†Anika Therapeutics	10,395	451,559
†AtriCure	23,003	440,507
Atrion	967	452,749
†Avinger	9,500	18,050
†AxoGen	21,000	219,450
Cantel Medical	27,050	2,166,705
†Cardiovascular Systems	24,882	703,539
†Cerus	74,683	332,339
†ConforMIS	18,300	95,526
CONMED	20,622	915,823
†Corindus Vascular Robotics	14,000	18,340
†CryoLife	23,210	386,447
†Cutera	9,700	200,790
†Endologix	60,532	438,252
†Entellus Medical	6,100	84,180
†Exactech	8,883	223,852
†GenMark Diagnostics	29,300	375,626
†Glaukos	12,300	630,990
†Globus Medical	52,574	1,557,242
†Haemonetics	38,434	1,559,267
†Halyard Health	35,100	1,336,959
†ICU Medical	11,067	1,689,931
†Inogen	12,200	946,232
†Insulet	43,485	1,873,769
†Integer Holdings	22,625	909,525
†Integra LifeSciences Holdings	45,550	1,919,021
Invacare	22,839	271,784
†Invivo Therapeutics Holdings	23,500	95,175
†Iradimed	2,500	22,250

LVIP SSGA Small-Cap Index Fund–10

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†iRhythm Technologies	5,300	$199,280
†IRIDEX	6,600	78,342
†K2M Group Holdings	17,700	363,027
LeMaitre Vascular	9,600	236,448
†Masimo	30,758	2,868,491
Meridian Bioscience	30,975	427,455
†Merit Medical Systems	32,074	926,939
†Natus Medical	24,363	956,248
†Neogen	27,412	1,796,857
†Nevro	18,100	1,695,970
†Novocure	33,800	273,780
†NuVasive	37,537	2,803,263
†NxStage Medical	47,754	1,281,240
†OraSure Technologies	36,706	474,609
†Orthofix International	13,003	496,064
†Oxford Immunotec Global	17,300	267,977
†Penumbra	19,100	1,593,895
†Quidel	20,825	471,478
†Rockwell Medical Technologies	38,835	243,107
†RTI Surgical	51,400	205,600
†Second Sight Medical Products	15,156	18,339
†Senseonics Holdings	24,200	43,318
†Spectranetics	31,869	928,185
†Staar Surgical	28,999	284,190
†Surmodics	10,565	254,088
†Tactile Systems Technology	3,200	60,640
†Tandem Diabetes Care	11,800	14,160
†TransEnterix	58,158	70,371
Utah Medical Products	2,915	181,605
†Wright Medical Group	77,703	2,418,117
†Zeltiq Aesthetics	26,556	1,476,779

		45,902,430

Health Care Providers & Services–1.80%
†AAC Holdings	8,600	73,358
Aceto	21,357	337,654
†Addus HomeCare	4,700	150,400
†Adeptus Health Class A	10,700	19,260
†Air Methods	24,196	1,040,428
†Almost Family	8,176	397,354
†Amedisys	20,916	1,068,598
†American Renal Associates Holdings	7,600	128,288
†AMN Healthcare Services	35,574	1,444,304
†BioScrip	80,831	137,413
†BioTelemetry	20,300	587,685
†Capital Senior Living	20,531	288,666
Chemed	12,198	2,228,453
†Civitas Solutions	7,600	139,460
†Community Health Systems	82,500	731,775
†CorVel	8,012	348,522
†Cross Country Healthcare	21,717	311,856
†Diplomat Pharmacy	34,200	545,490

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
Ensign Group	35,590	$669,092
†Genesis Healthcare	25,278	66,734
†HealthEquity	32,400	1,375,380
HealthSouth	66,967	2,866,857
Kindred Healthcare	67,651	564,886
Landauer	6,971	339,836
†LHC Group	11,806	636,343
†Magellan Health	16,995	1,173,505
†Molina Healthcare	32,581	1,485,694
National HealthCare	8,275	590,007
National Research Class A	7,337	144,539
†Nobilis Health	51,900	88,230
Owens & Minor	46,954	1,624,608
†PharMerica	20,749	485,527
†Providence Service	10,033	445,866
†Quorum Health	25,800	140,352
†RadNet	23,700	139,830
†Select Medical Holdings	79,967	1,067,559
†Surgery Partners	13,200	257,400
†Teladoc	19,600	490,000
†Tivity Health	23,636	687,808
†Triple-S Management Class B	17,638	309,900
U.S. Physical Therapy	8,549	558,250
†Universal American	33,011	329,133

		26,516,300

Health Care Technology–0.49%
†Castlight Health Class B	29,100	106,215
Computer Programs & Systems	7,049	197,372
†Cotiviti Holdings	8,500	353,855
†Evolent Health Class A	13,000	289,900
†HealthStream	19,045	461,460
†HMS Holdings	63,320	1,287,296
†Medidata Solutions	41,434	2,390,328
†NantHealth	5,000	24,800
†Omnicell	26,625	1,082,306
†Quality Systems	37,628	573,451
†Vocera Communications	20,240	502,559

		7,269,542

Hotels, Restaurants & Leisure–2.90%
†Belmond Class A	62,422	755,306
†Biglari Holdings	695	300,226
†BJ’s Restaurants	17,374	701,910
Bloomin’ Brands	76,052	1,500,506
Bob Evans Farms	14,732	955,665
†Bojangles’	5,500	112,750
†Boyd Gaming	61,883	1,362,045
†Buffalo Wild Wings	12,968	1,980,862
†Caesars Acquisition Class A	35,042	539,647
†Caesars Entertainment	42,400	404,920
†Carrols Restaurant Group	26,365	373,065

LVIP SSGA Small-Cap Index Fund–11

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Century Casinos	18,500	$139,860
Cheesecake Factory	34,186	2,166,025
Churchill Downs	10,121	1,607,721
†Chuy’s Holdings	12,532	373,454
ClubCorp Holdings	48,000	770,400
Cracker Barrel Old Country Store	14,494	2,308,169
†Dave & Buster’s Entertainment	28,400	1,734,956
†Del Frisco’s Restaurant Group	16,987	306,615
†Del Taco Restaurants	14,700	194,922
†Denny’s	56,256	695,887
DineEquity	13,132	714,643
†El Pollo Loco Holdings	15,200	181,640
†Eldorado Resorts	23,700	448,522
†Fiesta Restaurant Group	18,857	456,348
Golden Entertainment	9,000	119,070
†Habit Restaurants Class A	10,100	178,770
ILG	85,036	1,782,355
International Speedway Class A	19,618	724,885
†Intrawest Resorts Holdings	12,700	317,627
†Isle of Capri Casinos	18,373	484,312
†J Alexander’s Holdings	11,071	111,264
Jack in the Box	24,615	2,503,838
†Jamba	8,591	77,749
†Kona Grill	7,900	49,770
†La Quinta Holdings	63,100	853,112
†Lindblad Expeditions Holdings	12,800	114,688
†Luby’s	16,900	52,559
Marcus	13,534	434,441
Marriott Vacations Worldwide	16,872	1,686,019
†Monarch Casino & Resort	6,484	191,537
†Nathan’s Famous	2,600	162,890
†Noodles & Co.	7,800	44,850
Papa John’s International	20,422	1,634,577
†Penn National Gaming	55,500	1,022,865
†Pinnacle Entertainment	40,185	784,411
Planet Fitness Class A	16,300	314,101
†Potbelly	16,600	230,740
†Red Lion Hotels	12,300	86,715
†Red Robin Gourmet Burgers	9,622	562,406
Red Rock Resorts Class A	22,200	492,396
†Ruby Tuesday	53,395	150,040
Ruth’s Hospitality Group	22,008	441,260
†Scientific Games Class A	38,152	902,295
SeaWorld Entertainment	49,700	908,019
†Shake Shack Class A	11,500	384,100
Sonic	31,875	808,350
Speedway Motorsports	9,461	178,245
Texas Roadhouse	49,940	2,223,828
Wingstop	10,700	302,596
†Zoe’s Kitchen	13,900	257,150

		42,659,894

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Durables–1.24%
Bassett Furniture Industries	8,100	$217,890
†Beazer Homes USA	25,566	310,116
†Cavco Industries	6,326	736,346
†Century Communities	9,700	246,380
CSS Industries	5,055	131,026
Ethan Allen Interiors	18,332	561,876
Flexsteel Industries	4,166	209,966
†GoPro	75,700	658,590
†Green Brick Partners	13,800	137,310
†Helen of Troy	21,147	1,992,047
Hooker Furniture	9,300	288,765
†Hovnanian Enterprises Class A	101,192	229,706
†Installed Building Products	14,918	786,924
†iRobot	20,032	1,324,916
KB Home	62,436	1,241,228
La-Z-Boy	36,733	991,791
†LGI Homes	10,500	356,055
Libbey	15,888	231,647
Lifetime Brands	8,078	162,368
†M/I Homes	17,374	425,663
MDC Holdings	31,010	931,850
†Meritage Homes	28,584	1,051,891
NACCO Industries Class A	2,792	194,882
†New Home	10,900	114,014
†Taylor Morrison Home Class A	29,700	633,204
†TopBuild	28,800	1,353,600
†TRI Pointe Group	111,952	1,403,878
†UCP	3,200	32,480
†Universal Electronics	10,611	726,854
†William Lyon Homes Class A	16,800	346,416
†ZAGG	25,300	182,160

		18,211,839

Household Products–0.29%
†Central Garden & Pet	6,400	237,248
†Central Garden & Pet Class A	24,822	861,820
†HRG Group	89,156	1,722,494
Oil-Dri Corp. of America	3,441	128,246
Orchids Paper Products	5,392	129,408
WD-40	10,539	1,148,224

		4,227,440

Independent Power & Renewable Electricity Producers–0.47%
†Atlantic Power	87,433	231,697
Atlantica Yield	43,929	920,752
†Dynegy	87,700	689,322
NRG Yield Class A	25,700	446,923
NRG Yield Class C	47,400	838,980
Ormat Technologies	29,256	1,669,933
Pattern Energy Group	49,800	1,002,474
TerraForm Global Class A	59,600	286,080
†TerraForm Power Class A	65,400	808,998

LVIP SSGA Small-Cap Index Fund–12

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Independent Power & Renewable Electricity Producers (continued)
†Vivint Solar	15,700	$43,960

		6,939,119

Industrial Conglomerates–0.05%
Raven Industries	26,951	782,927

		782,927

Insurance–2.32%
†Ambac Financial Group	32,000	603,520
American Equity Investment Life Holding	64,255	1,518,346
AMERISAFE	14,099	915,025
Argo Group International Holdings	21,589	1,463,734
†Atlas Financial Holdings	8,300	113,295
Baldwin & Lyons Class B	7,143	174,646
Blue Capital Reinsurance Holdings	5,100	98,430
†Citizens	31,491	233,978
CNO Financial Group	135,112	2,769,796
Crawford & Co. Class B	10,379	104,101
Donegal Group Class A	5,144	90,637
†eHealth	14,419	173,605
EMC Insurance Group	5,953	167,041
Employers Holdings	23,927	908,030
†Enstar Group	8,511	1,628,154
FBL Financial Group Class A	7,274	476,083
Federated National Holding	7,500	130,725
Fidelity & Guaranty Life	8,000	222,400
†Genworth Financial	379,200	1,562,304
†Global Indemnity	6,337	243,911
†Greenlight Capital Re Class A	21,657	478,620
†Hallmark Financial Services	8,751	96,699
HCI Group	6,107	278,357
Heritage Insurance Holdings	22,000	280,940
Horace Mann Educators	30,431	1,249,193
Independence Holding	6,117	113,776
Infinity Property & Casualty	7,989	762,949
Investors Title	1,200	189,780
James River Holdings L	10,400	445,744
Kemper	29,700	1,185,030
Kinsale Capital Group	5,100	163,404
Maiden Holdings	52,595	736,330
†MBIA	98,100	830,907
National General Holdings	36,100	857,736
National Western Life Group Class A	1,716	521,939
Navigators Group	16,832	913,978
OneBeacon Insurance Group Class A	14,187	226,992
†Patriot National	10,200	28,764
Primerica	35,422	2,911,688
RLI	28,634	1,718,613
Safety Insurance Group	10,699	750,000
Selective Insurance Group	42,807	2,018,350
State Auto Financial	12,495	342,988

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
State National	24,100	$347,040
Stewart Information Services	16,239	717,439
†Third Point Reinsurance	49,100	594,110
†Trupanion	9,182	130,568
United Fire Group	16,121	689,495
United Insurance Holdings	12,200	194,590
Universal Insurance Holdings	24,303	595,424
†WMIH	148,500	215,325

		34,184,529

Internet & Direct Marketing Retail–0.50%
†1-800-FLOWERS.com Class A	19,282	196,676
†Duluth Holdings Class B	8,300	176,707
†Etsy	78,700	836,581
†FTD	13,837	278,677
†Gaia	5,850	58,208
HSN	23,412	868,585
†Lands End	10,600	227,370
†Liberty TripAdvisor Holdings Class A	54,500	768,450
Nutrisystem	20,726	1,150,293
†Overstock.com	11,597	199,469
PetMed Express	15,272	307,578
†Shutterfly	26,172	1,263,846
†Wayfair Class A	23,600	955,564

		7,288,004

Internet Software & Services–2.12%
†2U	27,500	1,090,650
†Actua	26,759	375,964
†Alarm.com Holdings	9,000	276,660
†Amber Road	11,100	85,692
†Angie’s List	34,117	194,467
†Appfolio Class A	6,700	182,240
†Autobytel	7,600	95,228
†Bankrate	34,282	330,821
†Bazaarvoice	54,380	233,834
†Benefitfocus	9,400	262,730
†Blucora	31,068	537,477
†Box Class A	36,100	588,791
†Brightcove	21,686	193,005
†Carbonite	15,170	307,951
†Care.com	12,300	153,873
†ChannelAdvisor	15,100	168,365
†Cimpress	18,934	1,631,922
†Cornerstone OnDemand	37,910	1,474,320
†Coupa Software	6,400	162,560
†DHI Group	40,816	161,223
†Endurance International Group Holdings	46,000	361,100
†Envestnet	31,063	1,003,335
†Five9	22,200	365,412
†Global Sources	9,042	74,597

LVIP SSGA Small-Cap Index Fund–13

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services (continued)
†Gogo	44,500	$489,500
†GrubHub	61,000	2,006,290
†GTT Communications	19,400	472,390
†Hortonworks	35,100	344,331
†Instructure	7,400	173,160
j2 Global	35,487	2,977,714
†Limelight Networks	67,249	173,502
†Liquidity Services	17,626	141,008
†LivePerson	38,818	265,903
LogMeIn	38,571	3,760,673
†Marchex Class B	24,554	66,787
†MeetMe	35,900	211,451
†Mindbody Class A	9,300	255,285
†New Relic	16,300	604,241
NIC	47,647	962,470
†Numerex Class A	12,000	57,240
†Q2 Holdings	18,900	658,665
†QuinStreet	29,711	115,873
†Quotient Technology	47,700	455,535
†RealNetworks	13,048	63,152
Reis	8,300	148,570
†RetailMeNot	28,100	227,610
†Rightside Group	10,100	100,192
†Shutterstock	14,152	585,185
†SPS Commerce	11,901	696,090
†Stamps.com	12,138	1,436,532
†TechTarget	10,997	99,303
†Trade Desk Class A	4,500	167,625
†TrueCar	37,800	584,766
†Web.com Group	31,551	608,934
†WebMD Health	26,946	1,419,515
†Xactly	19,800	235,620
†XO Group	18,601	320,123

		31,197,452

IT Services–1.89%
†Acxiom	58,372	1,661,851
†ALJ Regional Holdings	16,100	59,892
†Blackhawk Network Holdings Class A	41,200	1,672,720
†CACI International Class A	18,361	2,153,745
†Cardtronics Class A	33,940	1,586,695
Cass Information Systems	7,694	508,573
Convergys	67,022	1,417,515
CSG Systems International	23,988	906,986
†EPAM Systems	36,345	2,744,774
EVERTEC	47,400	753,660
†ExlService Holdings	24,448	1,157,857
Forrester Research	7,133	283,537
Hackett Group	16,191	315,563
†Information Services Group	27,000	85,050
ManTech International Class A	18,417	637,781
MAXIMUS	48,464	3,014,461

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services (continued)
†MoneyGram International	24,587	$413,308
†NCI Class A	2,622	39,461
†NeuStar Class A	40,600	1,345,890
†Perficient	26,125	453,530
†PFSweb	11,200	73,136
†Planet Payment	36,800	146,464
Science Applications International	31,900	2,373,360
†ServiceSource International	39,060	151,553
†Sykes Enterprises	28,877	848,984
Syntel	24,228	407,757
TeleTech Holdings	12,260	362,896
Travelport Worldwide	86,800	1,021,636
†Unisys	36,654	511,323
†Virtusa	20,436	617,576

		27,727,534

Leisure Products–0.26%
†Acushnet Holdings	15,100	260,928
†American Outdoor Brands	41,132	814,825
Callaway Golf	70,427	779,627
Escalade	7,200	92,880
†JAKKS Pacific	12,037	66,203
Johnson Outdoors Class A	3,886	141,839
†Malibu Boats Class A	13,200	296,340
Marine Products	3,156	34,306
MCBC Holdings	8,400	135,828
†Nautilus	22,700	414,275
Sturm Ruger & Co.	13,814	739,740

		3,776,791

Life Sciences Tools & Services–0.62%
†Accelerate Diagnostics	17,021	411,908
†Albany Molecular Research	19,000	266,570
†Cambrex	23,846	1,312,722
†ChromaDex	24,900	66,981
†Enzo Biochem	34,500	288,765
†Fluidigm	25,845	147,058
†INC Research Holdings Class A	31,100	1,425,935
Luminex	29,507	542,044
†Medpace Holdings	6,200	185,070
†NanoString Technologies	12,600	250,362
†NeoGenomics	36,000	284,040
†Pacific Biosciences of California	64,198	331,904
†PAREXEL International	38,059	2,401,903
†PRA Health Sciences	18,100	1,180,663

		9,095,925

Machinery–3.31%
Actuant Class A	44,014	1,159,769
Alamo Group	6,935	528,378
Albany International	21,383	984,687
Altra Industrial Motion	18,678	727,508
American Railcar Industries	5,046	207,391

LVIP SSGA Small-Cap Index Fund–14

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
Astec Industries	14,447	$888,418
Barnes Group	37,839	1,942,654
Briggs & Stratton	31,514	707,489
†Chart Industries	22,774	795,724
CIRCOR International	12,327	732,717
Columbus McKinnon	14,708	365,053
DMC Global	12,200	151,280
Douglas Dynamics	16,949	519,487
†Energy Recovery	25,200	209,664
EnPro Industries	16,109	1,146,316
ESCO Technologies	19,038	1,106,108
†ExOne	9,291	94,675
Federal Signal	44,507	614,642
Franklin Electric	34,640	1,491,252
FreightCar America	10,041	125,814
†Gencor Industries	5,500	82,225
Global Brass & Copper Holdings	14,600	502,240
Gorman-Rupp	11,982	376,235
Graham	7,462	171,626
Greenbrier Companies	20,147	868,336
Hardinge	10,200	114,648
†Harsco	58,200	742,050
Hillenbrand	44,336	1,589,446
Hurco	5,769	179,416
Hyster-Yale Materials Handling	7,266	409,730
John Bean Technologies	21,892	1,925,401
Joy Global	74,300	2,098,975
Kadant	8,297	492,427
Kennametal	59,500	2,334,185
Lindsay	7,907	696,765
†Lydall	12,302	659,387
†Manitowoc	93,500	532,950
†Meritor	61,212	1,048,561
†Milacron Holdings	9,000	167,490
Miller Industries	5,629	148,324
Mueller Industries	42,540	1,456,144
Mueller Water Products Class A	117,227	1,385,623
†Navistar International	36,900	908,478
NN	20,456	515,491
Omega Flex	1,789	85,496
†Proto Labs	18,443	942,437
†RBC Bearings	17,018	1,652,278
†REV Group	9,400	259,158
†Rexnord	62,264	1,437,053
†SPX	30,900	749,325
†SPX FLOW	26,300	912,873
Standex International	9,454	946,818
Sun Hydraulics	17,228	622,103
Supreme Industries Class A	11,300	228,938
Tennant	13,081	950,335
Titan International	30,310	313,405
†TriMas	32,125	666,594

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
Wabash National	48,040	$993,948
Watts Water Technologies Class A	20,928	1,304,861
Woodward	39,958	2,713,947

		48,684,748

Marine–0.11%
Costamare	23,000	153,180
Matson	32,500	1,032,200
†Scorpio Bulkers	38,891	357,797

		1,543,177

Media–1.58%
AMC Entertainment Holdings	39,790	1,251,396
†Central European Media Enterprises Class A	49,011	151,934
†Daily Journal	950	203,575
Entercom Communications Class A	18,821	269,140
Entravision Communications Class A	47,530	294,686
†Eros International	22,400	230,720
Gannett	88,000	737,440
†Global Eagle Entertainment	35,400	112,926
†Gray Television	47,400	687,300
†Hemisphere Media Group	6,200	72,850
†IMAX	44,200	1,502,800
†Liberty Braves Group Class A	8,000	191,520
†Liberty Braves Group Class C	23,100	546,315
†Liberty Media Group Class A	16,900	552,630
†Liberty Media Group Class C	34,600	1,181,590
†Loral Space & Communications	9,461	372,763
MDC Partners Class A	37,735	354,709
Meredith	28,234	1,823,916
†MSG Networks	44,400	1,036,740
National CineMedia	45,829	578,820
New Media Investment Group	30,900	439,089
New York Times Class A	93,411	1,345,118
Nexstar Media Group Class A	32,597	2,286,680
†Radio One Class D	30,792	101,614
†Reading International Class A	13,940	216,628
Saga Communications Class A	2,612	133,343
Scholastic	20,191	859,531
†Scripps (E.W.) Class A	44,266	1,037,595
Sinclair Broadcast Group Class A	54,632	2,212,596
Time	77,100	1,491,885
†Townsquare Media Class A	9,400	114,492
†Tronc	17,300	240,816
World Wrestling Entertainment Class A	26,707	593,430

		23,226,587

Metals & Mining–1.26%
†AK Steel Holding	229,956	1,653,384
Allegheny Technologies	81,600	1,465,536
Ampco-Pittsburgh	7,400	103,970
Carpenter Technology	34,700	1,294,310

LVIP SSGA Small-Cap Index Fund–15

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Metals & Mining (continued)
†Century Aluminum	35,687	$452,868
†Cliffs Natural Resources	208,800	1,714,248
†Coeur Mining	139,486	1,127,047
Commercial Metals	86,300	1,650,919
Ferroglobe	51,633	533,369
Gold Resource	43,500	196,620
†Handy & Harman	2,948	80,185
Haynes International	9,081	346,168
Hecla Mining	287,300	1,519,817
Kaiser Aluminum	13,322	1,064,428
Materion	15,484	519,488
Olympic Steel	5,606	104,047
†Real Industry	21,300	60,705
†Ryerson Holding	7,325	92,295
Schnitzer Steel Industries Class A	19,101	394,436
†Stillwater Mining	91,715	1,583,918
†SunCoke Energy	50,547	452,901
†TimkenSteel	28,400	537,044
Worthington Industries	33,908	1,528,912

		18,476,615

Mortgage Real Estate Investment Trusts–1.04%
AG Mortgage Investment Trust	20,484	369,736
Altisource Residential	38,500	587,125
Anworth Mortgage Asset	70,031	388,672
Apollo Commercial Real Estate Finance	61,881	1,163,986
Ares Commercial Real Estate	19,289	258,087
Armour Residential REIT	25,753	584,851
Capstead Mortgage	71,108	749,478
CYS Investments	113,467	902,063
Dynex Capital	32,230	228,511
Great Ajax	11,300	147,465
Hannon Armstrong Sustainable Infrastructure Capital	30,300	612,060
Invesco Mortgage Capital	84,561	1,303,930
Ladder Capital Class A	28,305	408,724
MTGE Investment	34,111	571,359
New Residential Investment	221,100	3,754,278
New York Mortgage Trust	81,332	501,818
Orchid Island Capital	27,200	271,728
Owens Realty Mortgage	8,700	154,860
PennyMac Mortgage Investment Trust	50,821	902,073
Redwood Trust	56,946	945,873
Resource Capital	21,982	214,764
Western Asset Mortgage Capital	29,784	290,990

		15,312,431

Multiline Retail–0.18%
Big Lots	33,500	1,630,780
Fred’s Class A	25,477	333,749
†Ollie’s Bargain Outlet Holdings	14,800	495,800

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Multiline Retail (continued)
†Sears Holdings	9,800	$112,602
†Tuesday Morning	31,883	119,561

		2,692,492

Multi-Utilities–0.48%
Avista	47,726	1,863,701
Black Hills	38,943	2,588,541
NorthWestern	36,706	2,154,642
Unitil	10,641	479,164

		7,086,048

Oil, Gas & Consumable Fuels–2.20%
†Abraxas Petroleum	79,312	160,210
Adams Resources & Energy	1,206	45,044
Alon USA Energy	23,992	292,462
Ardmore Shipping	19,500	156,975
†Bill Barrett	31,990	145,554
†California Resources	21,900	329,376
†Callon Petroleum	137,916	1,814,975
†Carrizo Oil & Gas	45,989	1,318,045
†Clayton Williams Energy	4,148	547,868
†Clean Energy Fuels	67,995	173,387
†Cobalt International Energy	273,100	145,672
†Contango Oil & Gas	14,481	106,001
CVR Energy	10,200	204,816
Delek U.S. Holdings	45,988	1,116,129
†Denbury Resources	261,900	675,702
DHT Holdings	59,200	264,624
†Dorian LPG	11,700	123,201
†Eclipse Resources	51,400	130,556
†EP Energy Class A	33,600	159,600
†Erin Energy	13,300	31,920
Evolution Petroleum	10,647	85,176
†EXCO Resources	109,950	68,158
Frontline	44,036	296,803
GasLog	30,007	460,607
†Gener8 Maritime	34,100	193,347
Golar LNG	72,300	2,019,339
Green Plains	26,943	666,839
†International Seaways	10,465	200,091
†Isramco	651	76,265
†Jagged Peak Energy	23,700	309,048
†Jones Energy Class A	47,194	120,345
†Matador Resources	67,995	1,617,601
Navios Maritime Acquisition	43,100	74,132
Nordic American Tankers	75,098	614,302
†Northern Oil & Gas	30,937	80,436
†Oasis Petroleum	171,300	2,442,738
Overseas Shipholding Group Class A	31,400	121,204
†Pacific Ethanol	25,000	171,250
Panhandle Oil & Gas Class A	12,494	239,885
†Par Pacific Holdings	20,805	343,074

LVIP SSGA Small-Cap Index Fund–16

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†PDC Energy	41,450	$2,584,407
†Renewable Energy Group	25,364	265,054
†Rex American Resources	3,950	357,435
†Ring Energy	23,787	257,375
†RSP Permian	72,400	2,999,532
†Sanchez Energy	52,338	499,305
Scorpio Tankers	121,209	538,168
SemGroup Class A	50,105	1,803,780
Ship Finance International	44,542	654,767
†SRC Energy	138,813	1,171,582
Teekay	38,200	349,530
Teekay Tankers Class A	101,241	207,544
†W&T Offshore	25,736	71,289
Western Refining	60,741	2,130,187
†Westmoreland Coal	14,557	211,368
†WildHorse Resource Development	14,900	185,356

		32,429,436

Paper & Forest Products–0.60%
†Boise Cascade	27,846	743,488
†Clearwater Paper	12,651	708,456
Deltic Timber	7,455	582,385
KapStone Paper and Packaging	64,764	1,496,048
†Louisiana-Pacific	108,778	2,699,870
Neenah Paper	12,395	925,906
PH Glatfelter	32,417	704,746
Schweitzer-Mauduit International	22,667	938,867

		8,799,766

Personal Products–0.26%
†Avon Products	331,900	1,460,360
†elf Beauty	6,000	172,800
Inter Parfums	13,193	482,204
†LifeVantage	11,900	63,903
Medifast	7,587	336,635
Natural Health Trends	6,900	199,410
Nature’s Sunshine Products	8,440	84,400
Nutraceutical International	6,886	214,499
†Revlon Class A	7,654	213,164
†Synutra International	13,658	81,265
†USANA Health Sciences	7,678	442,253

		3,750,893

Pharmaceuticals–1.83%
†AcelRx Pharmaceuticals	30,800	97,020
†Aclaris Therapeutics	9,800	292,236
†Aerie Pharmaceuticals	21,900	993,165
†Agile Therapeutics	12,200	39,101
†Amphastar Pharmaceuticals	28,400	411,800
†Ampio Pharmaceuticals	38,200	30,560
†ANI Pharmaceuticals	5,400	267,354
†Aratana Therapeutics	24,400	129,320
†Axsome Therapeutics	8,485	33,091

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals (continued)
†Bio-Path Holdings	72,200	$59,717
†Catalent	75,100	2,126,832
†Cempra	33,296	124,860
†Clearside BioMedical	6,300	50,022
†Collegium Pharmaceutical	12,400	124,744
†Corcept Therapeutics	53,911	590,865
†Depomed	45,757	574,250
†Dermira	18,300	624,213
†Durect	96,800	101,640
†Egalet	19,200	97,920
†Endocyte	37,299	95,858
†Flex Pharma	6,800	29,920
†Heska	4,100	430,418
†Horizon Pharma	121,700	1,798,726
†Impax Laboratories	55,102	697,040
†Innoviva	60,200	832,566
†Intersect ENT	16,400	281,260
†Intra-Cellular Therapies	25,700	417,625
†Lannett	20,580	459,963
†Lipocine	14,400	56,160
†Medicines	50,733	2,480,844
†Myokardia	11,800	155,170
†Nektar Therapeutics	108,088	2,536,825
†Neos Therapeutics	14,600	105,120
†Ocular Therapeutix	13,100	121,568
†Omeros	33,866	512,054
†Pacira Pharmaceuticals	27,275	1,243,740
†Paratek Pharmaceuticals	11,400	219,450
Phibro Animal Health Class A	13,500	379,350
†Prestige Brands Holdings	40,055	2,225,456
†Reata Pharmaceuticals Class A	4,900	110,985
†Revance Therapeutics	16,300	339,040
†SciClone Pharmaceuticals	39,574	387,825
†Sucampo Pharmaceuticals Class A	19,310	212,410
†Supernus Pharmaceuticals	35,085	1,098,161
†Teligent	32,500	253,825
†Tetraphase Pharmaceuticals	34,800	319,812
†TherapeuticsMD	111,900	805,680
†Theravance Biopharma	31,200	1,148,784
†Titan Pharmaceuticals	16,300	53,790
†WAVE Life Sciences	6,400	176,000
†Zogenix	17,946	194,714

		26,948,849

Professional Services–1.35%
†Acacia Research	35,876	206,287
†Advisory Board	30,824	1,442,563
Barrett Business Services	5,032	274,848
†CBIZ	36,246	491,133
CEB	24,102	1,894,417
†Cogint	11,600	53,940
CRA International	6,651	234,980

LVIP SSGA Small-Cap Index Fund–17

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Professional Services (continued)
Exponent	19,130	$1,139,192
†Franklin Covey	9,480	191,496
†FTI Consulting	31,206	1,284,751
†GP Strategies	10,500	265,650
Heidrick & Struggles International	13,164	346,871
†Hill International	25,600	106,240
†Huron Consulting Group	16,178	681,094
†ICF International	13,351	551,396
Insperity	11,701	1,037,294
Kelly Services Class A	21,577	471,673
Kforce	17,938	426,028
Korn/Ferry International	42,845	1,349,189
†Mistras Group	14,147	302,463
†Navigant Consulting	34,436	787,207
†On Assignment	38,282	1,857,825
Resources Connection	17,309	289,926
†RPX	36,374	436,488
†TriNet Group	31,300	904,570
†TrueBlue	31,387	858,434
†WageWorks	27,530	1,990,419

		19,876,374

Real Estate Management & Development–0.50%
Alexander & Baldwin	35,000	1,558,200
†Altisource Portfolio Solutions	8,400	309,120
†AV Homes	8,780	144,431
Consolidated-Tomoka Land	3,399	181,982
†Forestar Group	24,777	338,206
†FRP Holdings	5,272	210,880
HFF Class A	26,781	741,030
Kennedy-Wilson Holdings	61,953	1,375,357
†Marcus & Millichap	12,200	299,876
RE/MAX Holdings	13,200	784,740
RMR Group Class A	4,995	247,253
†St. Joe	37,568	640,534
Stratus Properties	5,400	147,960
†Tejon Ranch	9,765	213,756
†Trinity Place Holdings	16,800	122,808

		7,316,133

Road & Rail–0.47%
ArcBest	17,942	466,492
Celadon Group	20,646	135,231
†Covenant Transportation Group Class A	10,200	191,760
Heartland Express	34,309	687,895
Knight Transportation	50,382	1,579,476
Marten Transport	17,978	421,584
†PAM Transportation Services	2,100	34,209
†Roadrunner Transportation Systems	25,803	177,267
†Saia	18,163	804,621
†Swift Transportation	56,068	1,151,637

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Road & Rail (continued)
Universal Logistics Holdings	6,097	$87,492
†USA Truck	5,700	41,895
Werner Enterprises	33,356	873,927
†YRC Worldwide	25,000	275,250

		6,928,736

Semiconductors & Semiconductor Equipment–3.96%
†Acacia Communications	3,900	228,618
†Advanced Energy Industries	29,679	2,034,792
†Advanced Micro Devices	559,800	8,145,090
†Alpha & Omega Semiconductor	13,171	226,410
†Ambarella	24,092	1,318,073
†Amkor Technology	74,465	863,049
†Axcelis Technologies	23,333	438,661
Brooks Automation	50,590	1,133,216
Cabot Microelectronics	17,571	1,346,114
†Cavium	47,521	3,405,355
†CEVA	14,523	515,567
†Cirrus Logic	47,488	2,882,047
Cohu	21,843	403,222
†Diodes	28,265	679,773
†DSP Group	17,252	207,024
†Entegris	106,550	2,493,270
†Exar	28,984	377,082
†FormFactor	45,625	540,656
†GigPeak	40,400	124,432
†Impinj	4,200	127,134
†Inphi	30,194	1,474,071
†Integrated Device Technology	101,619	2,405,322
IXYS	20,122	292,775
†Kopin	50,542	207,222
†Lattice Semiconductor	88,926	615,368
†MACOM Technology Solutions Holdings	23,372	1,128,850
†MaxLinear Class A	41,672	1,168,900
†Microsemi	85,055	4,382,884
MKS Instruments	40,124	2,758,525
Monolithic Power Systems	29,353	2,703,411
†Nanometrics	17,322	527,628
†NeoPhotonics	24,000	216,240
NVE	3,518	291,255
†PDF Solutions	19,778	447,378
†Photronics	48,160	515,312
Power Integrations	20,556	1,351,557
†Rambus	81,486	1,070,726
†Rudolph Technologies	21,938	491,411
†Semtech	48,584	1,642,139
†Sigma Designs	31,300	195,625
†Silicon Laboratories	31,100	2,287,405
†Synaptics	25,752	1,274,982
†Ultra Clean Holdings	20,666	348,636
†Ultratech	15,855	469,625

LVIP SSGA Small-Cap Index Fund–18

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Veeco Instruments	28,607	$853,919
†Xcerra	43,741	388,858
Xperi	37,035	1,257,338

		58,256,947

Software–3.55%
†8x8	66,040	1,007,110
†A10 Networks	28,900	264,435
†ACI Worldwide	86,851	1,857,743
American Software Class A	19,961	205,199
†Aspen Technology	57,775	3,404,103
†Barracuda Networks	16,100	372,071
Blackbaud	35,633	2,731,982
†BlackLine	6,000	178,560
†Bottomline Technologies	29,871	706,449
†BroadSoft	22,014	884,963
†Callidus Software	46,457	991,857
†CommVault Systems	29,102	1,478,382
†Digimarc	6,958	187,866
Ebix	18,878	1,156,277
†Ellie Mae	24,692	2,475,867
†EnerNOC	20,785	124,710
†Everbridge	7,700	158,081
†Exa	12,100	153,670
Fair Isaac	22,839	2,945,089
†Gigamon	24,400	867,420
†Globant	19,200	698,880
†Glu Mobile	91,532	207,778
†Guidance Software	20,549	121,239
†HubSpot	21,700	1,313,935
†Imperva	21,461	880,974
†Jive Software	42,555	182,986
†MicroStrategy	7,084	1,330,375
†Mitek Systems	25,600	170,240
†MobileIron	26,000	113,100
†Model N	19,300	201,685
Monotype Imaging Holdings	30,131	605,633
†Park City Group	11,000	135,850
†Paycom Software	33,100	1,903,581
†Paylocity Holding	16,000	618,080
Pegasystems	26,902	1,179,653
Progress Software	37,500	1,089,375
†Proofpoint	30,820	2,291,775
†PROS Holdings	18,437	445,991
QAD Class A	7,073	196,983
†Qualys	20,325	770,317
†Rapid7	17,300	259,154
†RealPage	40,511	1,413,834
†RingCentral Class A	43,900	1,242,370
†Rosetta Stone	16,800	163,800
†Rubicon Project	23,600	139,004
Sapiens International	17,090	220,119

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†SecureWorks Class A	5,300	$50,350
†Silver Spring Networks	27,800	313,862
†Synchronoss Technologies	31,044	757,474
†Take-Two Interactive Software	72,341	4,287,651
†Telenav	25,300	218,845
TiVo	88,261	1,654,894
†Varonis Systems	6,800	216,240
†VASCO Data Security International	22,159	299,146
†Verint Systems	46,770	2,028,649
†VirnetX Holding	29,605	68,092
†Workiva	19,100	298,915
†Zendesk	61,200	1,716,048
†Zix	44,174	212,477

		52,171,188

Specialty Retail–2.16%
Aaron’s	49,400	1,469,156
Abercrombie & Fitch	50,900	607,237
American Eagle Outfitters	125,700	1,763,571
†America’s Car-Mart	5,585	203,573
†Asbury Automotive Group	14,944	898,134
†Ascena Retail Group	128,949	549,323
†At Home Group	6,300	95,508
Barnes & Noble	46,772	432,641
†Barnes & Noble Education	29,243	280,440
Big 5 Sporting Goods	14,893	224,884
†Boot Barn Holdings	11,100	109,779
Buckle	22,708	422,369
†Build-A-Bear Workshop	10,800	95,580
Caleres	32,025	846,100
Camping World Holdings Class A	7,900	254,696
Cato Class A	18,982	416,845
Chico’s FAS	97,900	1,390,180
Children’s Place	14,101	1,692,825
Citi Trends	8,976	152,592
†Conn’s	14,102	123,393
†Container Store Group	15,800	66,834
†Destination XL Group	25,722	73,308
DSW Class A	50,400	1,042,272
†Express	55,275	503,555
Finish Line Class A	31,208	444,090
†Five Below	40,318	1,746,173
†Francesca’s Holdings	30,562	469,127
†Genesco	15,332	850,159
GNC Holdings	51,400	378,304
Group 1 Automotive	15,535	1,150,833
Guess	45,500	507,325
Haverty Furniture	15,414	375,331
†Hibbett Sports	16,983	500,999
†Kirkland’s	12,675	157,170
Lithia Motors Class A	17,837	1,527,739
†Lumber Liquidators Holdings	19,116	401,245

LVIP SSGA Small-Cap Index Fund–19

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
†MarineMax	18,140	$392,731
Monro Muffler Brake	23,649	1,232,113
Office Depot	384,500	1,793,692
†Party City Holdco	22,400	314,720
Pier 1 Imports	55,425	396,843
Rent-A-Center	35,910	318,522
†RH	28,967	1,340,013
†Sears Hometown and Outlet Stores	9,000	35,100
†Select Comfort	34,611	858,007
Shoe Carnival	9,521	233,931
Sonic Automotive Class A	19,531	391,597
†Sportsman’s Warehouse Holdings	22,400	107,072
Stage Stores	16,995	44,017
Stein Mart	24,246	72,980
Tailored Brands	36,242	541,455
Tile Shop Holdings	23,900	460,075
Tilly’s Class A	6,263	56,492
†Vitamin Shoppe	19,407	391,051
†West Marine	15,708	149,854
Winmark	1,509	170,517
†Zumiez	12,123	221,851

		31,745,923

Technology Hardware, Storage & Peripherals–0.57%
†3D Systems	80,600	1,205,776
†Avid Technology	28,700	133,742
CPI Card Group	14,400	60,480
†Cray	29,969	656,321
Diebold Nixdorf	51,400	1,577,980
†Eastman Kodak	12,000	138,000
†Electronics For Imaging	35,367	1,726,971
†Immersion	20,327	176,032
†Nimble Storage	43,100	538,750
†Pure Storage Class A	53,100	521,973
†Stratasys	36,600	749,934
†Super Micro Computer	28,715	727,925
†USA Technologies	31,200	132,600

		8,346,484

Textiles, Apparel & Luxury Goods–0.70%
Columbia Sportswear	20,220	1,187,925
†Crocs	50,800	359,156
Culp	7,541	235,279
†Deckers Outdoor	24,400	1,457,412
†Delta Apparel	6,200	109,306
†Fossil Group	31,400	547,930
†G-III Apparel Group	32,196	704,770
†Iconix Brand Group	28,351	213,200
Movado Group	11,080	276,446
Oxford Industries	11,376	651,390
†Perry Ellis International	10,714	230,137
†Sequential Brands Group	33,810	131,521

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
†Steven Madden	46,334	$1,786,176
Superior Uniform Group	4,900	91,140
†Unifi	12,374	351,298
†Vera Bradley	16,479	153,419
†Vince Holding	14,180	21,978
Wolverine World Wide	72,908	1,820,513

		10,328,996

Thrifts & Mortgage Finance–2.24%
Astoria Financial	68,953	1,414,226
Bank Mutual	26,825	252,155
BankFinancial	13,649	198,184
Bear State Financial	15,440	145,136
Beneficial Bancorp	52,356	837,697
†BofI Holding	44,860	1,172,192
†BSB Bancorp	5,900	166,675
Capitol Federal Financial	95,800	1,401,554
Charter Financial	7,993	157,222
Clifton Bancorp	17,062	276,234
Dime Community Bancshares	23,751	482,145
ESSA Bancorp	7,100	103,518
†Essent Group	56,200	2,032,754
EverBank Financial	77,465	1,509,018
Federal Agricultural Mortgage Class C	6,174	355,437
First Defiance Financial	6,643	328,895
†Flagstar Bancorp	15,400	434,126
Greene County Bancorp	1,752	40,909
Hingham Institution for Savings	900	159,165
Home Bancorp	5,000	168,750
†HomeStreet	17,429	487,141
†Impac Mortgage Holdings	8,000	99,680
Kearny Financial	63,017	948,406
†LendingTree	4,705	589,772
Meridian Bancorp	35,754	654,298
Meta Financial Group	6,000	531,000
†MGIC Investment	257,350	2,606,956
†Nationstar Mortgage Holdings	23,700	373,512
†NMI Holdings Class A	35,800	408,120
Northfield Bancorp	31,156	561,431
Northwest Bancshares	72,066	1,213,591
OceanFirst Financial	17,776	500,839
†Ocwen Financial	69,500	380,165
Oritani Financial	28,411	482,987
†PennyMac Financial Services Class A	9,600	163,680
†PHH	39,252	499,678
†Provident Bancorp	1,200	25,140
Provident Financial Holdings	5,700	106,305
Provident Financial Services	45,731	1,182,146
Radian Group	156,554	2,811,710
SI Financial Group	9,700	136,285
Southern Missouri Bancorp	5,100	181,152
Territorial Bancorp	3,542	110,404

LVIP SSGA Small-Cap Index Fund–20

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Thrifts & Mortgage Finance (continued)
TrustCo Bank	71,303	$559,729
United Community Financial	35,500	296,070
United Financial Bancorp	38,254	650,701
†Walker & Dunlop	20,363	848,933
†Walter Investment Management	14,818	16,003
Washington Federal	68,500	2,267,350
Waterstone Financial	19,664	358,868
Western New England Bancorp	19,100	200,550
WSFS Financial	21,391	982,916

		32,871,510

Tobacco–0.19%
†Alliance One International	7,200	92,520
†Turning Point Brands	6,900	107,640
Universal	16,642	1,177,421
Vector Group	69,806	1,451,965

		2,829,546

Trading Companies & Distributors–1.13%
Aircastle	35,544	857,677
Applied Industrial Technologies	27,230	1,684,175
†Beacon Roofing Supply	45,090	2,216,624
†BMC Stock Holdings	41,100	928,860
†CAI International	13,507	212,600
†DXP Enterprises	12,812	485,190
†Foundation Building Materials	9,600	153,312
GATX	30,700	1,871,472
†GMS	6,200	217,248
H&E Equipment Services	23,081	565,946
Kaman Class A	20,052	965,103
†Lawson Products	3,800	85,310
†MRC Global	70,200	1,286,766
†Neff Class A	6,900	134,205
†NOW	80,500	1,365,280
†Rush Enterprises Class A	21,819	721,773
†Rush Enterprises Class B	2,300	71,714
†SiteOne Landscape Supply	7,700	372,757
Textainer Group Holdings	12,020	183,906
†Titan Machinery	14,270	218,902
Triton International	29,386	757,865
†Univar	31,000	950,460
†Veritiv	5,500	284,900
†Willis Lease Finance	3,700	82,695

		16,674,740

Water Utilities–0.32%
American States Water	27,354	1,211,782
†AquaVenture Holdings	7,800	133,146
Artesian Resources Class A	5,819	189,467
California Water Service Group	36,042	1,292,106
Connecticut Water Service	7,525	399,954
Consolidated Water	11,200	130,480
Global Water Resources	6,283	54,662

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Water Utilities (continued)
Middlesex Water	11,631	$429,765
SJW Group	12,115	584,185
York Water	9,537	334,272

		4,759,819

Wireless Telecommunication Services–0.11%
†Boingo Wireless	25,597	332,505
†NII Holdings	46,500	60,450
Shenandoah Telecommunications	34,650	971,933
Spok Holdings	14,777	280,763

		1,645,651

Total Common Stock (Cost $991,566,751)		1,417,405,785

	Principal Amount°

CORPORATE BOND–0.01%
Machinery–0.01%
Mueller Industries 6.00% 3/1/27	212,000	211,470

Total Corporate Bond (Cost $212,000)		211,470

	Number of Shares

RIGHTS–0.03%
†=Durata Therapeutics	14,227	0
†=Dyax	122,431	135,898
†=Media General	82,000	155,800
†=Tobira Therapeutics	7,700	105,798
†Trinity Place Holdings	2,118	0

Total Rights (Cost $135,898)		397,496

WARRANTS–0.00%
†Asterias Biotherapeutics, exercise price $5.00, expiration date 9/29/17	2,400	1,032
†Greenhunter Energy, exercise price $27.50, expiration date 12/31/17	90	0

Total Warrants (Cost $1,800)		1,032

LVIP SSGA Small-Cap Index Fund–21

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–3.46%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	50,860,769	$50,860,769

Total Money Market Fund (Cost $50,860,769)		50,860,769

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENT–0.16%
≠¥U.S. Treasury Obligations–0.16%
U.S. Treasury Bill 0.61% 6/8/17	2,400,000	$2,396,897

Total Short-Term Investment (Cost $2,397,235)		2,396,897

TOTAL VALUE OF SECURITIES–100.03% (Cost $1,045,174,453)	$1,471,273,449
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(489,776)

NET ASSETS APPLICABLE TO 49,958,970 SHARES OUTSTANDING–100.00%	$1,470,783,673

†	Non-income producing for the period.

«	Includes $632,594 cash due to broker for futures contracts as of March 31, 2017.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2017, the aggregate value of fair valued securities was $397,496, which represents 0.03% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars.

¥	Fully or partially pledged as collateral for futures contracts.

The following futures contract was outstanding at March 31, 2017:

Futures Contract

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
Equity Contract:
792 E-mini Russell 2000 Index	$54,066,886	$54,822,240	6/19/17	$755,354

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

IT–Information Technology

REIT–Real Estate Investment Trust

See accompanying notes.

LVIP SSGA Small-Cap Index Fund–22

LVIP SSGA Small-Cap Index Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)-LVIP SSGA Small-Cap Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S.GAAP”). Therefore the fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S.GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. U.S. government and agency securities are valued at the mean between the bid and the ask prices, which approximate fair value. Futures contracts are valued at the daily quoted settlement prices. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,045,174,453

Aggregate unrealized appreciation	$519,928,107
Aggregate unrealized depreciation	(93,829,111)

Net unrealized appreciation	$426,098,996

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP SSGA Small-Cap Index Fund–23

LVIP SSGA Small-Cap Index Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Common Stock
Aerospace & Defense	$22,132,072	$—	$—	$22,132,072
Air Freight & Logistics	8,041,800	—	—	8,041,800
Airlines	4,716,663	—	—	4,716,663
Auto Components	17,476,318	—	—	17,476,318
Automobiles	552,035	—	—	552,035
Banks	157,588,760	2,952,453	—	160,541,213
Beverages	3,315,457	—	—	3,315,457
Biotechnology	69,263,287	—	—	69,263,287
Building Products	17,760,766	—	—	17,760,766
Capital Markets	20,785,488	—	—	20,785,488
Chemicals	39,325,775	—	—	39,325,775
Commercial Services & Supplies	32,744,172	—	—	32,744,172
Communications Equipment	27,411,369	—	—	27,411,369
Construction & Engineering	13,734,637	—	—	13,734,637
Construction Materials	4,278,166	—	—	4,278,166
Consumer Finance	7,361,140	—	—	7,361,140
Containers & Packaging	1,993,401	—	—	1,993,401
Distributors	1,193,750	—	—	1,193,750
Diversified Consumer Services	14,005,234	—	—	14,005,234
Diversified Financial Services	1,527,204	—	—	1,527,204
Diversified Telecommunication Services	8,031,417	—	—	8,031,417
Electric Utilities	15,306,789	—	—	15,306,789
Electrical Equipment	9,579,643	—	—	9,579,643
Electronic Equipment, Instruments & Components	43,582,750	—	—	43,582,750
Energy Equipment & Services	15,581,736	—	—	15,581,736
Equity Real Estate Investment Trusts	103,811,317	—	—	103,811,317
Food & Staples Retailing	7,665,150	—	—	7,665,150
Food Products	17,862,727	1,530,066	—	19,392,793
Gas Utilities	17,811,428	—	—	17,811,428
Health Care Equipment & Supplies	45,430,952	471,478	—	45,902,430
Health Care Providers & Services	26,516,300	—	—	26,516,300
Health Care Technology	7,269,542	—	—	7,269,542
Hotels, Restaurants & Leisure	42,659,894	—	—	42,659,894
Household Durables	18,211,839	—	—	18,211,839
Household Products	4,227,440	—	—	4,227,440
Independent Power & Renewable Electricity Producers	6,939,119	—	—	6,939,119
Industrial Conglomerates	782,927	—	—	782,927
Insurance	30,799,710	3,384,819	—	34,184,529
Internet & Direct Marketing Retail	7,288,004	—	—	7,288,004
Internet Software & Services	31,197,452	—	—	31,197,452
IT Services	27,727,534	—	—	27,727,534
Leisure Products	3,480,451	296,340	—	3,776,791
Life Sciences Tools & Services	9,095,925	—	—	9,095,925
Machinery	46,249,667	2,435,081	—	48,684,748
Marine	1,543,177	—	—	1,543,177
Media	23,226,587	—	—	23,226,587
Metals & Mining	18,476,615	—	—	18,476,615
Mortgage Real Estate Investment Trusts	15,312,431	—	—	15,312,431
Multiline Retail	2,692,492	—	—	2,692,492
Multi-Utilities	7,086,048	—	—	7,086,048

LVIP SSGA Small-Cap Index Fund–24

LVIP SSGA Small-Cap Index Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Oil, Gas & Consumable Fuels	$32,429,436	$—	$—	$32,429,436
Paper & Forest Products	8,799,766	—	—	8,799,766
Personal Products	3,750,893	—	—	3,750,893
Pharmaceuticals	26,948,849	—	—	26,948,849
Professional Services	19,876,374	—	—	19,876,374
Real Estate Management & Development	7,316,133	—	—	7,316,133
Road & Rail	6,928,736	—	—	6,928,736
Semiconductors & Semiconductor Equipment	58,256,947	—	—	58,256,947
Software	52,171,188	—	—	52,171,188
Specialty Retail	31,745,923	—	—	31,745,923
Technology Hardware, Storage & Peripherals	8,346,484	—	—	8,346,484
Textiles, Apparel & Luxury Goods	10,328,996	—	—	10,328,996
Thrifts & Mortgage Finance	32,871,510	—	—	32,871,510
Tobacco	2,829,546	—	—	2,829,546
Trading Companies & Distributors	16,674,740	—	—	16,674,740
Water Utilities	4,759,819	—	—	4,759,819
Wireless Telecommunication Services	1,645,651	—	—	1,645,651
Corporate Bond	—	211,470	—	211,470
Rights	—	—	397,496	397,496
Warrants	1,032	—	—	1,032
Money Market Fund	50,860,769	—	—	50,860,769
Short-Term Investment	—	2,396,897	—	2,396,897

Total Investments	$1,457,197,349	$13,678,604	$397,496	$1,471,273,449

Derivatives:

Assets:
Futures Contracts	$755,354	$—	$—	$755,354

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP SSGA Small-Cap Index Fund–25

LVIP SSGA SMID Cap Managed Volatility Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–93.10%
Equity Funds–93.10%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Mid-Cap Index Fund	5,200,659	$62,049,067
LVIP SSGA Small-Cap Index Fund	8,508,382	250,537,819

Total Affiliated Investments (Cost $269,205,964)		312,586,886

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT–6.68%
Money Market Fund–6.68%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	22,426,048	$22,426,048

(Cost $22,426,048)		22,426,048

TOTAL VALUE OF SECURITIES–99.78% (Cost $291,632,012)	335,012,934
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.22%	726,254

NET ASSETS APPLICABLE TO 27,801,985 SHARES OUTSTANDING–100.00%	$335,739,188

*	Standard Class shares.

«	Includes $804,409 cash collateral held at broker for futures contracts as of March 31, 2017.

The following futures contracts were outstanding at March 31, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
Equity Contracts:
247	E-mini Russell 2000 Index	$16,890,055	$17,097,340	6/19/17	$207,285
24	E-mini S&P MidCap 400 Index	4,108,709	4,123,680	6/19/17	14,971

Total					$222,256

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

S&P–Standard & Poor’s

See accompanying notes.

LVIP SSGA SMID Cap Managed Volatility Fund–1

LVIP SSGA SMID Cap Managed Volatility Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA SMID Cap Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the LVIP SSGA Small-Cap Index Fund and LVIP SSGA Mid-Cap Index Fund (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$291,632,012

Aggregate unrealized appreciation	$43,380,922
Aggregate unrealized depreciation	—

Net unrealized appreciation	$43,380,922

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:
Assets:
Affiliated Investments	$312,586,886
Unaffiliated Investment	22,426,048

Total Investments	$335,012,934

Derivatives:
Assets:
Futures Contracts	$222,256

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA SMID Cap Managed Volatility Fund–2

LVIP SSGA SMID Cap Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/17	Dividends	Capital Gain Distributions
LVIP SSGA Mid-Cap Index Fund	54,386,671	6,337,216	834,585	(18,923)	2,178,688	62,049,067	—	—
LVIP SSGA Small-Cap Index Fund	218,663,556	26,451,897	154,635	(2,673)	5,579,674	250,537,819	—	—

Total	$273,050,227	$32,789,113	$989,220	$(21,596)	$7,758,362	$312,586,886	$—	$—

4. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP SSGA SMID Cap Managed Volatility Fund–3

LVIP T. Rowe Price Growth Stock Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.22%
Aerospace & Defense–1.45%
Boeing	92,700	$16,394,922

		16,394,922

Airlines–0.72%
American Airlines Group	192,400	8,138,520

		8,138,520

Auto Components–0.76%
Delphi Automotive	106,900	8,604,381

		8,604,381

Automobiles–2.38%
Ferrari	127,465	9,478,297
†Tesla	62,423	17,372,321

		26,850,618

Banks–1.36%
First Republic Bank	67,839	6,363,977
JPMorgan Chase & Co.	103,000	9,047,520

		15,411,497

Biotechnology–3.67%
†Alexion Pharmaceuticals	103,752	12,578,893
†Biogen	39,469	10,791,614
†Celgene	53,800	6,694,334
†Vertex Pharmaceuticals	104,617	11,439,869

		41,504,710

Building Products–0.06%
Fortune Brands Home & Security	11,062	673,123

		673,123

Capital Markets–4.37%
Charles Schwab	218,400	8,912,904
Intercontinental Exchange	207,600	12,429,012
Morgan Stanley	320,700	13,738,788
State Street	97,600	7,769,936
TD Ameritrade Holding	169,112	6,571,692

		49,422,332

Chemicals–0.27%
Ashland Global Holdings	24,400	3,020,964

		3,020,964

Electric Utilities–0.83%
NextEra Energy	72,900	9,358,173

		9,358,173

Electrical Equipment–0.48%
Acuity Brands	26,817	5,470,668

		5,470,668

Equity Real Estate Investment Trusts–3.13%
American Tower	143,700	17,465,298
Crown Castle International	96,300	9,095,535

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Equinix	21,912	$8,772,907

		35,333,740

Food & Staples Retailing–1.06%
Costco Wholesale	8,800	1,475,672
Walgreens Boots Alliance	126,449	10,501,590

		11,977,262

Food Products–0.57%
Mondelez International	148,300	6,388,764

		6,388,764

Health Care Equipment & Supplies–4.13%
Danaher	183,440	15,689,623
†Intuitive Surgical	23,200	17,782,104
Stryker	100,100	13,178,165

		46,649,892

Health Care Providers & Services–5.42%
Aetna	53,365	6,806,706
Anthem	27,900	4,614,102
†Centene	38,544	2,746,646
Cigna	61,610	9,025,249
†HCA Holdings	84,828	7,548,844
Humana	61,969	12,774,290
UnitedHealth Group	108,000	17,713,080

		61,228,917

Hotels, Restaurants & Leisure–2.70%
†Hilton Grand Vacations	20,820	596,701
Hilton Worldwide Holdings	44,600	2,607,316
Marriott International Class A	82,356	7,756,288
MGM Resorts International	184,710	5,061,054
Starbucks	147,100	8,589,169
Yum Brands	91,900	5,872,410

		30,482,938

Industrial Conglomerates–1.85%
Honeywell International	80,200	10,014,574
Roper Technologies	52,821	10,907,008

		20,921,582

Internet & Direct Marketing Retail–12.61%
†Amazon.com	93,700	83,068,798
†Ctrip.com International ADR	116,500	5,725,975
†=Flipkart Limited	4,035	375,860
†=Flipkart Limited Ordinary Shares	800	74,520
†Netflix	10,948	1,618,224
†Priceline Group	29,000	51,619,130

		142,482,507

Internet Software & Services–14.67%
†Alibaba Group Holding ADR	153,600	16,562,688
†Alphabet Class A	46,600	39,507,480

LVIP T. Rowe Price Growth Stock Fund–1

LVIP T. Rowe Price Growth Stock Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services (continued)
†Alphabet Class C	40,883	$33,914,902
†=Dropbox Class A	34,588	281,892
†Facebook Class A	349,793	49,688,096
MercadoLibre	25,300	5,350,191
Tencent Holdings	501,800	14,386,031
†VeriSign	68,729	5,986,983

		165,678,263

IT Services–8.69%
Fidelity National Information Services	85,100	6,775,662
†Fiserv	79,867	9,209,464
Mastercard Class A	210,600	23,686,182
†PayPal Holdings	507,200	21,819,744
Visa Class A	413,300	36,729,971

		98,221,023

Life Sciences Tools & Services–0.50%
†Illumina	32,870	5,608,937

		5,608,937

Machinery–1.06%
Fortive	71,370	4,297,901
Illinois Tool Works	44,900	5,947,903
Wabtec	21,516	1,678,248

		11,924,052

Multiline Retail–0.66%
Dollar General	106,400	7,419,272

		7,419,272

Pharmaceuticals–2.07%
Allergan	22,011	5,258,868
Bristol-Myers Squibb	48,754	2,651,243
Merck & Co.	113,200	7,192,728
Zoetis	155,000	8,272,350

		23,375,189

Professional Services–1.04%
Equifax	54,383	7,436,331
†IHS Markit	99,860	4,189,127
†=WeWork Companies	1,912	99,061

		11,724,519

Semiconductors & Semiconductor Equipment–1.02%
†ASML Holding (New York Shares)	43,200	5,736,960
†NXP Semiconductors	55,872	5,782,752

		11,519,712

Software–8.08%
†Electronic Arts	75,200	6,731,904
Intuit	53,200	6,170,668
Microsoft	636,200	41,900,132
†salesforce.com	229,800	18,956,202
†ServiceNow	68,786	6,016,711

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Snap Class A	124,366	$2,801,966
†=Snap Class A	43,793	986,656
†=Snap Class B	43,793	986,656
†Workday Class A	80,800	6,729,024

		91,279,919

Specialty Retail–4.68%
†AutoZone	15,630	11,301,272
Home Depot	73,600	10,806,688
Lowe’s	134,200	11,032,582
†O’Reilly Automotive	26,600	7,177,744
Ross Stores	108,200	7,127,134
Tractor Supply	77,978	5,378,143

		52,823,563

Technology Hardware, Storage & Peripherals–5.66%
Apple	444,800	63,899,968

		63,899,968

Tobacco–1.60%
Philip Morris International	160,500	18,120,450

		18,120,450

Wireless Telecommunication Services–0.67%
†T-Mobile US	117,600	7,595,784

		7,595,784

Total Common Stock (Cost $788,731,802)		1,109,506,161

CONVERTIBLE PREFERRED STOCK–0.74%
†=Airbnb Series D	14,304	1,501,920
†=Airbnb Series E	14,245	1,495,725
†=Flipkart Limited Series A	274	25,523
†=Flipkart Limited Series C	482	44,898
†=Flipkart Limited Series E	894	83,276
†=Flipkart Limited Series H	5,220	486,243
†=Magic Leap Series C	47,862	1,102,405
†=Uber Technologies Series G	34,107	1,663,473
†=WeWork Companies Series E	17,187	890,458
†=Xiaoju Kuaizhi (Didi)	26,379	1,008,393

Total Convertible Preferred Stock (Cost $6,893,710)		8,302,314

MONEY MARKET FUND–1.30%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	14,709,889	14,709,889

Total Money Market Fund (Cost $14,709,889)		14,709,889

LVIP T. Rowe Price Growth Stock Fund–2

LVIP T. Rowe Price Growth Stock Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–100.26% (Cost $810,335,401)	$1,132,518,364
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.26%)	(2,949,600)

NET ASSETS APPLICABLE TO 30,749,038 SHARES OUTSTANDING–100.00%	$1,129,568,764

†	Non-income producing for the period.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2017, the aggregate value of fair valued securities was $11,106,959, which represents 0.98% of the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

IT–Information Technology

See accompanying notes.

LVIP T. Rowe Price Growth Stock Fund–3

LVIP T. Rowe Price Growth Stock Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)-LVIP T. Rowe Price Growth Stock Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market Funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$810,335,401

Aggregate unrealized appreciation	$324,387,567
Aggregate unrealized depreciation	(2,204,604)

Net unrealized appreciation	$322,182,963

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP T. Rowe Price Growth Stock Fund–4

LVIP T. Rowe Price Growth Stock Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Common Stock
Aerospace & Defense	$16,394,922	$—	$—	$16,394,922
Airlines	8,138,520	—	—	8,138,520
Auto Components	8,604,381	—	—	8,604,381
Automobiles	26,850,618	—	—	26,850,618
Banks	15,411,497	—	—	15,411,497
Biotechnology	41,504,710	—	—	41,504,710
Building Products	673,123	—	—	673,123
Capital Markets	49,422,332	—	—	49,422,332
Chemicals	3,020,964	—	—	3,020,964
Electric Utilities	9,358,173	—	—	9,358,173
Electrical Equipment	5,470,668	—	—	5,470,668
Equity Real Estate Investment Trusts	35,333,740	—	—	35,333,740
Food & Staples Retailing	11,977,262	—	—	11,977,262
Food Products	6,388,764	—	—	6,388,764
Health Care Equipment & Supplies	46,649,892	—	—	46,649,892
Health Care Providers & Services	61,228,917	—	—	61,228,917
Hotels, Restaurants & Leisure	30,482,938	—	—	30,482,938
Industrial Conglomerates	20,921,582	—	—	20,921,582
Internet & Direct Marketing Retail	142,032,127	—	450,380	142,482,507
Internet Software & Services	165,396,371	—	281,892	165,678,263
IT Services	98,221,023	—	—	98,221,023
Life Sciences Tools & Services	5,608,937	—	—	5,608,937
Machinery	11,924,052	—	—	11,924,052
Multiline Retail	7,419,272	—	—	7,419,272
Pharmaceuticals	23,375,189	—	—	23,375,189
Professional Services	11,625,458	—	99,061	11,724,519
Semiconductors & Semiconductor Equipment	11,519,712	—	—	11,519,712
Software	89,306,607	1,973,312	—	91,279,919
Specialty Retail	52,823,563	—	—	52,823,563
Technology Hardware, Storage & Peripherals	63,899,968	—	—	63,899,968
Tobacco	18,120,450	—	—	18,120,450
Wireless Telecommunication Services	7,595,784	—	—	7,595,784
Convertible Preferred Stock	—	—	8,302,314	8,302,314
Money Market Fund	14,709,889	—	—	14,709,889

Total Investments	$1,121,411,405	$1,973,312	$9,133,647	$1,132,518,364

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. International fair value pricing was not utilized on March 31, 2017. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP T. Rowe Price Growth Stock Fund–5

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.78%
Aerospace & Defense–1.36%
Rockwell Collins	45,100	$4,381,916
Textron	41,000	1,951,190
TransDigm Group	15,200	3,346,432

		9,679,538

Air Freight & Logistics–0.44%
CH Robinson Worldwide	17,200	1,329,388
Expeditors International of Washington	32,100	1,813,329

		3,142,717

Airlines–1.53%
Alaska Air Group	32,200	2,969,484
Allegiant Travel	7,500	1,201,875
Copa Holdings Class A	15,200	1,706,200
Southwest Airlines	23,400	1,257,984
†Spirit Airlines	16,900	896,883
†United Continental Holdings	40,900	2,889,176

		10,921,602

Auto Components–0.58%
BorgWarner	39,500	1,650,705
Delphi Automotive	30,900	2,487,141

		4,137,846

Automobiles–0.62%
Ferrari	24,980	1,857,513
Harley-Davidson	18,900	1,143,450
†Tesla Motors	5,200	1,447,160

		4,448,123

Banks–2.35%
BankUnited	51,100	1,906,541
Citizens Financial Group	67,600	2,335,580
Fifth Third Bancorp	51,900	1,318,260
First Republic Bank	41,000	3,846,210
†Signature Bank	9,100	1,350,349
†SVB Financial Group	20,200	3,759,018
Webster Financial	45,812	2,292,432

		16,808,390

Beverages–1.24%
Brown-Forman Class B	65,324	3,016,662
Constellation Brands Class A	8,200	1,328,974
Dr Pepper Snapple Group	39,500	3,867,840
†Monster Beverage	13,200	609,444

		8,822,920

Biotechnology–4.08%
†ACADIA Pharmaceuticals	36,300	1,247,994
†Agios Pharmaceuticals	14,500	846,800
†Alexion Pharmaceuticals	10,600	1,285,144
†Alkermes	36,100	2,111,850
†Alnylam Pharmaceuticals	15,400	789,250

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†BioMarin Pharmaceutical	38,300	$3,361,974
†Bluebird Bio	11,600	1,054,440
†Incyte	39,900	5,333,433
†Intercept Pharmaceuticals	4,000	452,400
†Ironwood Pharmaceuticals	102,500	1,748,650
†Neurocrine Biosciences	39,917	1,728,406
†Seattle Genetics	23,500	1,477,210
†TESARO	25,297	3,892,449
†Ultragenyx Pharmaceutical	7,300	494,794
†United Therapeutics	10,100	1,367,338
†Vertex Pharmaceuticals	18,000	1,968,300

		29,160,432

Building Products–0.95%
Allegion	51,600	3,906,120
Fortune Brands Home & Security	47,849	2,911,612

		6,817,732

Capital Markets–3.87%
CBOE Holdings	64,600	5,237,122
†E*TRADE Financial	57,100	1,992,219
FactSet Research Systems	6,750	1,113,143
Financial Engines	23,000	1,001,650
Intercontinental Exchange	16,800	1,005,816
Invesco	28,200	863,766
Lazard Class A	61,400	2,823,786
Moody’s	34,300	3,842,972
MSCI Class A	24,700	2,400,593
Northern Trust	17,000	1,471,860
State Street	28,200	2,245,002
TD Ameritrade Holding	79,800	3,101,028
WisdomTree Investments	58,700	532,996

		27,631,953

Chemicals–2.83%
Air Products & Chemicals	15,400	2,083,466
Ashland Global Holdings	24,800	3,070,488
Celanese Class A	23,900	2,147,415
CF Industries Holdings	48,500	1,423,475
NewMarket	3,200	1,450,336
PolyOne	25,100	855,659
RPM International	69,500	3,824,585
Sherwin-Williams	12,700	3,939,413
Valvoline	57,200	1,404,260

		20,199,097

Commercial Services & Supplies–1.87%
†Copart	32,900	2,037,497
KAR Auction Services	62,400	2,725,008
Ritchie Bros Auctioneers	39,800	1,309,420
Rollins	75,200	2,792,176
†Stericycle	15,300	1,268,217

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–1

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Waste Connections	36,950	$3,259,729

		13,392,047

Communications Equipment–1.47%
†F5 Networks	11,200	1,596,784
Harris	46,900	5,218,563
Motorola Solutions	16,400	1,414,008
†Palo Alto Networks	19,900	2,242,332

		10,471,687

Construction & Engineering–0.20%
Valmont Industries	9,300	1,446,150

		1,446,150

Construction Materials–1.18%
Eagle Materials	18,500	1,797,090
Vulcan Materials	55,000	6,626,400

		8,423,490

Containers & Packaging–1.04%
Ball	67,700	5,027,402
Sealed Air	55,500	2,418,690

		7,446,092

Diversified Consumer Services–0.59%
Service Corp. International	105,500	3,257,840
†Sotheby’s	21,200	964,176

		4,222,016

Electrical Equipment–1.24%
Acuity Brands	6,800	1,387,200
AMETEK	34,525	1,867,112
†Generac Holdings	38,800	1,446,464
Hubbell	12,100	1,452,605
†Sensata Technologies Holding	62,700	2,738,109

		8,891,490

Electronic Equipment, Instruments & Components–1.70%
Amphenol Class A	83,800	5,964,046
Cognex	23,300	1,956,035
†IPG Photonics	13,900	1,677,730
†Keysight Technologies	26,462	956,337
†Trimble	48,600	1,555,686

		12,109,834

Energy Equipment & Services–0.18%
Oceaneering International	46,600	1,261,928

		1,261,928

Equity Real Estate Investment Trusts–4.19%
American Campus Communities	28,700	1,365,833
Crown Castle International	44,000	4,155,800
CubeSmart	44,800	1,163,008
Equinix	16,188	6,481,190
Federal Realty Investment Trust	11,900	1,588,650

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Iron Mountain	43,100	$1,537,377
MGM Growth Properties	63,400	1,714,970
†SBA Communications	58,400	7,029,608
SL Green Realty	16,700	1,780,554
Taubman Centers	22,300	1,472,246
VEREIT	189,050	1,605,035

		29,894,271

Food & Staples Retailing–0.63%
Casey’s General Stores	11,600	1,302,100
PriceSmart	10,700	986,540
†Sprouts Farmers Market	47,100	1,088,952
Whole Foods Market	38,000	1,129,360

		4,506,952

Food Products–3.09%
†Blue Buffalo Pet Products	65,600	1,508,800
Conagra Brands	55,300	2,230,802
Flowers Foods	86,050	1,670,231
†Hain Celestial Group	35,700	1,328,040
Hershey	38,700	4,227,975
JM Smucker	13,300	1,743,364
McCormick & Co.	39,500	3,853,225
Pinnacle Foods	30,000	1,736,100
Snyder’s-Lance	33,100	1,334,261
Tyson Foods Class A	39,400	2,431,374

		22,064,172

Gas Utilities–0.27%
Atmos Energy	24,818	1,960,374

		1,960,374

Health Care Equipment & Supplies–4.90%
†Align Technology	17,600	2,018,896
Cooper	22,700	4,537,503
CR Bard	14,800	3,678,392
DENTSPLY SIRONA	53,014	3,310,194
†Hologic	112,800	4,799,640
†IDEXX Laboratories	27,200	4,205,392
†Intuitive Surgical	9,100	6,974,877
STERIS	18,700	1,298,902
Teleflex	14,600	2,828,458
West Pharmaceutical Services	16,600	1,354,726

		35,006,980

Health Care Providers & Services–3.12%
†Acadia Healthcare	67,188	2,929,397
AmerisourceBergen	37,600	3,327,600
†Centene	38,600	2,750,636
†DaVita	25,000	1,699,250
†Envision Healthcare	19,238	1,179,674
†Henry Schein	19,800	3,365,406
Humana	7,400	1,525,436

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–2

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
†MEDNAX	18,200	$1,262,716
Universal Health Services Class B	16,800	2,090,760
†WellCare Health Plans	15,200	2,131,192

		22,262,067

Health Care Technology–0.91%
†athenahealth	7,500	845,175
†Cerner	37,600	2,212,760
†Medidata Solutions	17,600	1,015,344
†Veeva Systems Class A	47,200	2,420,416

		6,493,695

Hotels, Restaurants & Leisure–3.81%
Aramark	48,200	1,777,134
Bloomin’ Brands	48,800	962,824
Brinker International	29,100	1,279,236
†Chipotle Mexican Grill	3,600	1,603,872
Choice Hotels International	31,300	1,959,380
Dunkin’ Brands Group	39,100	2,137,988
Extended Stay America	94,600	1,507,924
†Hilton Grand Vacations	7,180	205,779
Hilton Worldwide Holdings	23,933	1,399,123
Marriott International Class A	40,257	3,791,404
MGM Resorts International	102,900	2,819,460
†Norwegian Cruise Line Holdings	28,900	1,466,097
†Panera Bread Class A	5,900	1,545,033
Papa John’s International	20,500	1,640,820
Royal Caribbean Cruises	16,900	1,658,059
Wynn Resorts	12,700	1,455,547

		27,209,680

Household Durables–2.18%
†Mohawk Industries	12,900	2,960,421
Newell Brands	81,200	3,830,204
†NVR	1,290	2,717,875
PulteGroup	65,200	1,535,460
†Tempur Sealy International	26,400	1,226,544
†Toll Brothers	43,300	1,563,563
Whirlpool	10,100	1,730,433

		15,564,500

Household Products–0.63%
Church & Dwight	65,000	3,241,550
Clorox	9,200	1,240,436

		4,481,986

Industrial Conglomerates–0.41%
Roper Technologies	14,200	2,932,158

		2,932,158

Insurance–1.12%
FNF Group	100,100	3,897,894
Progressive	46,000	1,802,280

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
Willis Towers Watson	17,500	$2,290,575

		7,990,749

Internet & Direct Marketing Retail–0.69%
†Ctrip.com International ADR	46,900	2,305,135
†TripAdvisor	15,600	673,296
†Vipshop Holdings ADR	65,300	871,102
†Wayfair Class A	26,330	1,066,102

		4,915,635

Internet Software & Services–1.69%
†CoStar Group	12,000	2,486,640
†=Dropbox	7,607	61,997
†=Dropbox Class A	27,601	224,948
†Match Group	105,000	1,714,650
MercadoLibre	8,900	1,882,083
†VeriSign	49,800	4,338,078
†Zillow Group	40,000	1,352,400

		12,060,796

IT Services–6.59%
Alliance Data Systems	13,800	3,436,200
†Black Knight Financial Services Class A	72,500	2,776,750
Booz Allen Hamilton Holding	59,700	2,112,783
†CoreLogic	67,600	2,752,672
CSRA	77,700	2,275,833
†EPAM Systems	15,800	1,193,216
Fidelity National Information Services	56,200	4,474,644
†Fiserv	59,400	6,849,414
†FleetCor Technologies	14,800	2,241,164
†=Flipkart Limited	5,529	515,026
†Gartner	29,300	3,164,107
Genpact	47,000	1,163,720
Global Payments	38,600	3,114,248
Paychex	29,000	1,708,100
Sabre	142,800	3,025,932
†Vantiv Class A	71,600	4,590,992
†WEX	16,000	1,656,000

		47,050,801

Leisure Products–0.35%
Mattel	62,100	1,590,381
Polaris Industries	11,100	930,180

		2,520,561

Life Sciences Tools & Services–1.83%
Agilent Technologies	50,200	2,654,074
Bruker	51,800	1,208,494
†Illumina	21,400	3,651,696
†Mettler-Toledo International	7,600	3,639,716
†Quintiles IMS Holdings	24,000	1,932,720

		13,086,700

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–3

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery–3.61%
†Colfax	33,200	$1,303,432
Donaldson	37,000	1,684,240
Flowserve	25,900	1,254,078
Fortive	33,200	1,999,304
Graco	28,700	2,701,818
IDEX	22,225	2,078,260
†Middleby	15,300	2,087,685
Nordson	13,000	1,596,920
PACCAR	23,500	1,579,200
Snap-on	14,900	2,513,183
Toro	35,800	2,236,068
†WABCO Holdings	12,100	1,420,782
Wabtec	25,600	1,996,800
Xylem	26,500	1,330,830

		25,782,600

Marine–0.18%
†Kirby	17,800	1,255,790

		1,255,790

Media–0.74%
Interpublic Group	107,000	2,628,990
Omnicom Group	31,100	2,681,131

		5,310,121

Metals & Mining–0.38%
Carpenter Technology	16,800	626,640
Compass Minerals International	12,000	814,200
Silver Wheaton (New York Shares)	59,900	1,248,316

		2,689,156

Multiline Retail–1.41%
Dollar General	83,500	5,822,455
†Dollar Tree	54,100	4,244,686

		10,067,141

Multi-Utilities–0.21%
NiSource	64,000	1,522,560

		1,522,560

Oil, Gas & Consumable Fuels–1.65%
Cabot Oil & Gas	28,300	676,653
†=Centennial Resource	31,400	543,801
†Centennial Resource Development Class A	44,000	802,120
Cimarex Energy	8,300	991,767
†Concho Resources	10,700	1,373,238
†Diamondback Energy	12,700	1,317,180
EQT	20,600	1,258,660
†Jagged Peak Energy	70,000	912,800
†Parsley Energy Class A	18,800	611,188
Pioneer Natural Resources	7,800	1,452,594
Range Resources	20,500	596,550

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Tesoro	15,100	$1,224,006

		11,760,557

Pharmaceuticals–1.66%
†Akorn	30,800	741,664
†Catalent	55,762	1,579,180
†Endo International	37,800	421,848
†Horizon Pharma	30,900	456,702
†Jazz Pharmaceuticals	13,100	1,901,203
†Mallinckrodt	13,500	601,695
†Pacira Pharmaceuticals	13,000	592,800
Zoetis	104,200	5,561,154

		11,856,246

Professional Services–3.22%
Equifax	37,900	5,182,446
†IHS Markit	81,725	3,428,364
ManpowerGroup	18,300	1,877,031
Nielsen Holdings	70,200	2,899,962
Robert Half International	30,300	1,479,549
†TransUnion	62,000	2,377,700
†Verisk Analytics Class A	60,200	4,884,628
†=WeWork Companies	17,146	888,334

		23,018,014

Real Estate Management & Development–0.32%
Jones Lang LaSalle	20,500	2,284,725

		2,284,725

Road & Rail–1.27%
†Avis Budget Group	29,500	872,610
†Genesee & Wyoming	22,000	1,492,920
JB Hunt Transport Services	19,900	1,825,626
Kansas City Southern	20,500	1,758,080
Landstar System	14,200	1,216,230
Old Dominion Freight Line	22,100	1,891,097

		9,056,563

Semiconductors & Semiconductor Equipment–2.17%
†Integrated Device Technology	45,600	1,079,352
KLA-Tencor	23,500	2,234,145
Microchip Technology	50,800	3,748,024
†Microsemi	45,400	2,339,462
Skyworks Solutions	38,000	3,723,240
Xilinx	41,200	2,385,068

		15,509,291

Software–6.91%
†ANSYS	10,600	1,132,822
†Atlassian	125,231	3,750,668
†Autodesk	20,600	1,781,282
†Electronic Arts	63,900	5,720,328
†Ellie Mae	15,700	1,574,239
†Fortinet	37,000	1,418,950

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–4

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†Guidewire Software	45,900	$2,585,547
Intuit	34,400	3,990,056
†Proofpoint	15,500	1,152,580
†Red Hat	58,100	5,025,650
†ServiceNow	55,800	4,880,826
†Snap Class A	31,400	707,442
†Splunk	35,200	2,192,608
SS&C Technologies Holdings	75,200	2,662,080
†Synopsys	23,600	1,702,268
†Tableau Software Class A	44,527	2,206,313
†Tyler Technologies	7,600	1,174,656
†Ultimate Software Group	10,400	2,030,184
†Workday Class A	35,905	2,990,168
†Zendesk	25,100	703,804

		49,382,471

Specialty Retail–7.15%
†AutoZone	8,900	6,435,145
†Burlington Stores	48,000	4,669,920
†CarMax	61,500	3,642,030
Dick’s Sporting Goods	60,300	2,934,198
†Five Below	28,700	1,242,997
L Brands	59,200	2,788,320
†Michaels	102,100	2,286,019
†O’Reilly Automotive	23,300	6,287,272
Ross Stores	98,700	6,501,369
Signet Jewelers	29,000	2,008,830
Tiffany & Co.	27,698	2,639,619
Tractor Supply	58,000	4,000,260
†Ulta Beauty	13,100	3,736,513
Williams-Sonoma	35,800	1,919,596

		51,092,088

Textiles, Apparel & Luxury Goods–1.86%
Carter’s	29,700	2,667,060
Coach	69,600	2,876,568

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
Hanesbrands	110,100	$2,285,676
†Kate Spade & Co.	51,800	1,203,314
†Lululemon athletica	15,700	814,359
PVH	24,500	2,535,015
Wolverine World Wide	37,100	926,387

		13,308,379

Trading Companies & Distributors–0.31%
Fastenal	19,600	1,009,400
WW Grainger	5,100	1,187,076

		2,196,476

Total Common Stock (Cost $475,518,349)		705,529,339

CONVERTIBLE PREFERRED STOCK–1.02%
†=Airbnb Series D	18,795	1,973,475
†=Airbnb Series E	2,425	254,625
†=Dropbox Series A	9,449	77,009
†=Dropbox Series A-1	46,402	378,176
†=Tanium	234,645	1,164,848
†=WeWork Companies Series D1	27,915	1,446,276
†=WeWork Companies Series D2	21,933	1,136,349
†=WeWork Companies Series E	16,055	831,810

Total Convertible Preferred Stock (Cost $4,019,276)		7,262,568

MONEY MARKET FUND–0.20%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	1,474,158	1,474,158

Total Money Market Fund (Cost $1,474,158)		1,474,158

TOTAL VALUE OF SECURITIES–100.00% (Cost $481,011,783)	714,266,065
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–0.00%	(3,998)

NET ASSETS APPLICABLE TO 31,153,975 SHARES OUTSTANDING–100.00%	$714,262,067

†	Non-income producing for the period.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2017, the aggregate value of fair valued securities was $9,496,674, which represents 1.33% of the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

IT–Information Technology

See accompanying notes.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–5

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP T. Rowe Price Structured Mid-Cap Growth Fund (the “Fund”) is an investment company in conformity with U.S generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (’’NAV’’). Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$481,011,783

Aggregate unrealized appreciation	$251,527,830
Aggregate unrealized depreciation	(18,273,548)

Net unrealized appreciation	$233,254,282

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–6

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Common Stock
Aerospace & Defense	$9,679,538	$—	$—	$9,679,538
Air Freight & Logistics	3,142,717	—	—	3,142,717
Airlines	10,921,602	—	—	10,921,602
Auto Components	4,137,846	—	—	4,137,846
Automobiles	4,448,123	—	—	4,448,123
Banks	16,808,390	—	—	16,808,390
Beverages	8,822,920	—	—	8,822,920
Biotechnology	29,160,432	—	—	29,160,432
Building Products	6,817,732	—	—	6,817,732
Capital Markets	27,631,953	—	—	27,631,953
Chemicals	20,199,097	—	—	20,199,097
Commercial Services & Supplies	13,392,047	—	—	13,392,047
Communications Equipment	10,471,687	—	—	10,471,687
Construction & Engineering	1,446,150	—	—	1,446,150
Construction Materials	8,423,490	—	—	8,423,490
Containers & Packaging	7,446,092	—	—	7,446,092
Diversified Consumer Services	4,222,016	—	—	4,222,016
Electrical Equipment	8,891,490	—	—	8,891,490
Electronic Equipment, Instruments & Components	12,109,834	—	—	12,109,834
Energy Equipment & Services	1,261,928	—	—	1,261,928
Equity Real Estate Investment Trusts	29,894,271	—	—	29,894,271
Food & Staples Retailing	4,506,952	—	—	4,506,952
Food Products	22,064,172	—	—	22,064,172
Gas Utilities	1,960,374	—	—	1,960,374
Health Care Equipment & Supplies	35,006,980	—	—	35,006,980
Health Care Providers & Services	22,262,067	—	—	22,262,067
Health Care Technology	6,493,695	—	—	6,493,695
Hotels, Restaurants & Leisure	27,209,680	—	—	27,209,680
Household Durables	15,564,500	—	—	15,564,500
Household Products	4,481,986	—	—	4,481,986
Industrial Conglomerates	2,932,158	—	—	2,932,158
Insurance	7,990,749	—	—	7,990,749
Internet & Direct Marketing Retail	4,915,635	—	—	4,915,635
Internet Software & Services	11,773,851	—	286,945	12,060,796
IT Services	46,535,775	—	515,026	47,050,801
Leisure Products	2,520,561	—	—	2,520,561
Life Sciences Tools & Services	13,086,700	—	—	13,086,700
Machinery	25,782,600	—	—	25,782,600
Marine	1,255,790	—	—	1,255,790
Media	5,310,121	—	—	5,310,121
Metals & Mining	2,689,156	—	—	2,689,156
Multiline Retail	10,067,141	—	—	10,067,141
Multi-Utilities	1,522,560	—	—	1,522,560
Oil, Gas & Consumable Fuels	11,216,756	543,801	—	11,760,557
Pharmaceuticals	11,856,246	—	—	11,856,246
Professional Services	22,129,680	—	888,334	23,018,014
Real Estate Management & Development	2,284,725	—	—	2,284,725
Road & Rail	9,056,563	—	—	9,056,563
Semiconductors & Semiconductor Equipment	15,509,291	—	—	15,509,291
Software	49,382,471	—	—	49,382,471
Specialty Retail	51,092,088	—	—	51,092,088

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–7

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Textiles, Apparel & Luxury Goods	$13,308,379	$—	$—	$13,308,379
Trading Companies & Distributors	2,196,476	—	—	2,196,476
Convertible Preferred Stock	—	—	7,262,568	7,262,568
Money Market Fund	1,474,158	—	—	1,474,158

Total Investments	$704,769,391	$543,801	$8,952,873	$714,266,065

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Convertible Preferred Stock	Common Stock	Total
Balance as of 12/31/16	$6,016,436	$1,408,553	$7,424,989
Net change in unrealized appreciation (depreciation)	1,246,132	281,752	1,527,884

Balance as of 3/31/17	$7,262,568	$1,690,305	$8,952,873

Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 3/31/17	$1,246,132	$281,752	$1,527,884

Sensitivity Analysis:

Valuation: U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund fair values its financial instruments at fair value using independent pricing sources under the policies approved by the Board. The Pricing Committee is the committee formed by the advisor to develop pricing policies and procedures and to provide oversight of the pricing function for the Fund.

When market quotations are not readily available for one or more portfolio securities, the Fund’s NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that a Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker-dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.

We did not present a table including the quantitative information about significant unobservable inputs used in Level 3 fair value measurements as all unobservable Level 3 measurements were provided by third parties without adjustments as of March 31, 2017.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–8

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes (continued)

3. Recent Accounting Pronouncements (continued)

the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–9

LVIP U.S. Growth Allocation Managed Risk Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–87.81%
Equity Funds–58.91%
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	154,591	$7,024,936
LVIP MFS Value Fund	2,564,562	101,928,502
LVIP SSGA S&P 500 Index Fund	6,407,473	105,710,481
LVIP SSGA Small-Mid Cap 200 Fund	528,454	7,490,310
LVIP T. Rowe Price Growth Stock Fund	2,627,077	96,962,767
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,093,212	48,344,833
LVIP Wellington Mid-Cap Value Fund	2,099,575	54,824,099

		422,285,928

Fixed Income Funds–28.90%
*Lincoln Variable Insurance Products Trust–
LVIP Delaware Bond Fund	3,948,150	53,481,638
LVIP SSGA Bond Index Fund	9,217,414	103,585,298
LVIP Western Asset Core Bond Fund	5,166,869	50,134,132

		207,201,068

Total Affiliated Investments (Cost $590,602,117)		629,486,996

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS–12.28%
Equity Funds–8.15%
Franklin Templeton Variable Insurance Products Trust–
✢Franklin Rising Dividends VIP Fund	529,672	$14,184,616
**Invesco V.I. Diversified Dividend Fund	634,095	17,139,599
Oppenheimer Main Street Small Cap Fund VA Non-Service Shares	1,082,103	27,095,854

		58,420,069

Money Market Fund–4.13%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	29,626,833	29,626,833

		29,626,833

Total Unaffiliated Investments (Cost $81,605,344)		88,046,902

TOTAL VALUE OF SECURITIES–100.09% (Cost $672,207,461)	717,533,898
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.09%)	(620,227)

NET ASSETS APPLICABLE TO 70,288,683 SHARES OUTSTANDING–100.00%	$716,913,671

*	Standard Class shares.
**	Series I shares.
✢	Class 1 shares.

Summary of Abbreviations:

VA–Variable Annuity

V.I.–Variable Insurance

See accompanying notes.

LVIP U.S. Growth Allocation Managed Risk Fund–1

LVIP U.S. Growth Allocation Managed Risk Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP U.S. Growth Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets other in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. Investments in government money market funds have a stable NAV. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$672,207,461

Aggregate unrealized appreciation	$48,635,715
Aggregate unrealized depreciation	(3,309,278)

Net unrealized appreciation	$45,326,437

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:

Assets:
Affiliated Investments	$629,486,996
Unaffiliated Investments	88,046,902

Total Investments	$717,533,898

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP U.S. Growth Allocation Managed Risk Fund–2

LVIP U.S. Growth Allocation Managed Risk Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2017 were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/17	Dividends	Capital Gain Distributions
LVIP Baron Growth Opportunities Fund	$5,941,467	$650,040	$215,998	$(5,548)	$654,975	$7,024,936	$—	$—
LVIP Delaware Bond Fund	53,423,191	—	450,158	(31,638)	540,243	53,481,638	—	—
LVIP MFS Value Fund	90,484,737	9,750,605	2,745,390	(145)	4,438,695	101,928,502	—	—
LVIP Wellington Mid-Cap Value Fund	47,372,792	6,070,174	344,664	(1,309)	1,727,106	54,824,099	—	—
LVIP SSGA Bond Index Fund	90,820,850	12,665,848	646,246	(36,043)	780,889	103,585,298	—	—
LVIP SSGA S&P 500 Index Fund	84,779,041	16,286,695	604,477	471	5,248,751	105,710,481	—	—
LVIP SSGA Small-Mid Cap 200 Fund	6,070,808	1,452,930	48,342	(840)	15,754	7,490,310	—	—
LVIP T. Rowe Price Growth Stock Fund	90,181,705	9,538,376	12,945,602	648,748	9,539,540	96,962,767	—	—
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	41,738,733	4,550,282	1,086,667	(11,860)	3,154,345	48,344,833	—	—
LVIP Western Asset Core Bond Fund	37,432,017	12,817,412	646,246	(24,467)	555,416	50,134,132	—	—

Total	$548,245,341	$73,782,362	$19,733,790	$537,369	$26,655,714	$629,486,996	$—	$—

4.Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP U.S. Growth Allocation Managed Risk Fund–3

LVIP Wellington Capital Growth Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.78%
Aerospace & Defense–2.26%
Lockheed Martin	22,815	$6,105,294
Northrop Grumman	17,990	4,278,742

		10,384,036

Banks–0.50%
Bank of America	97,983	2,311,419

		2,311,419

Beverages–3.69%
Constellation Brands Class A	38,149	6,182,808
†Monster Beverage	158,841	7,333,689
PepsiCo	30,815	3,446,966

		16,963,463

Biotechnology–2.09%
†Celgene	26,775	3,331,613
†Regeneron Pharmaceuticals	9,126	3,536,416
†Vertex Pharmaceuticals	25,310	2,767,649

		9,635,678

Building Products–0.95%
Fortune Brands Home & Security	71,650	4,359,904

		4,359,904

Capital Markets–3.80%
Intercontinental Exchange	100,281	6,003,823
MarketAxess Holdings	22,535	4,225,087
MSCI	46,547	4,523,903
TD Ameritrade Holding	70,305	2,732,052

		17,484,865

Chemicals–1.10%
Sherwin-Williams	16,252	5,041,208

		5,041,208

Electrical Equipment–1.52%
AMETEK	129,151	6,984,486

		6,984,486

Electronic Equipment, Instruments & Components–1.45%
CDW	115,770	6,681,087

		6,681,087

Equity Real Estate Investment Trusts–2.85%
American Tower	68,487	8,323,910
Park Hotels & Resorts	2,572	66,023
Public Storage	21,507	4,708,097

		13,098,030

Health Care Equipment & Supplies–2.50%
†ABIOMED	23,850	2,986,020
†Edwards Lifesciences	77,173	7,259,664
Medtronic	15,656	1,261,247

		11,506,931

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services–1.36%
UnitedHealth Group	38,192	$6,263,870

		6,263,870

Hotels, Restaurants & Leisure–2.22%
Hilton Worldwide Holdings	73,966	4,324,052
Las Vegas Sands	64,515	3,681,871
Starbucks	38,136	2,226,761

		10,232,684

Household Durables–0.62%
Lennar Class A	55,883	2,860,651

		2,860,651

Insurance–2.70%
†Markel	6,560	6,401,642
Marsh & McLennan	81,824	6,045,975

		12,447,617

Internet & Direct Marketing Retail–6.56%
†Amazon.com	15,488	13,730,732
†Netflix	65,250	9,644,603
†Priceline Group	3,832	6,820,845

		30,196,180

Internet Software & Services–11.83%
†Alibaba Group Holding ADR	50,387	5,433,230
†Alphabet Class C	26,920	22,331,755
†eBay	159,699	5,361,095
†Facebook Class A	127,154	18,062,226
†Zillow Group Class C	96,536	3,250,367

		54,438,673

IT Services–10.64%
Alliance Data Systems	27,198	6,772,302
†FleetCor Technologies	40,567	6,143,061
Global Payments	76,356	6,160,402
Mastercard Class A	109,152	12,276,325
†PayPal Holdings	160,204	6,891,976
Visa Class A	120,461	10,705,369

		48,949,435

Life Sciences Tools & Services–1.22%
†Illumina	6,485	1,106,600
Thermo Fisher Scientific	29,237	4,490,803

		5,597,403

Machinery–0.63%
Snap-on	17,106	2,885,269

		2,885,269

Personal Products–1.30%
Estee Lauder Class A	70,848	6,007,202

		6,007,202

LVIP Wellington Capital Growth Fund–1

LVIP Wellington Capital Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals–4.12%
Allergan	33,249	$7,943,851
Bristol-Myers Squibb	202,316	11,001,944

		18,945,795

Professional Services–5.82%
Equifax	50,643	6,924,924
†IHS Markit	159,563	6,693,668
Nielsen Holdings	46,197	1,908,398
†TransUnion	170,893	6,553,747
†Verisk Analytics Class A	58,225	4,724,377

		26,805,114

Road & Rail–0.85%
JB Hunt Transport Services	42,508	3,899,684

		3,899,684

Semiconductors & Semiconductor Equipment–1.52%
Microchip Technology	50,555	3,729,948
NVIDIA	29,835	3,249,927

		6,979,875

Software–9.12%
†Adobe Systems	59,796	7,781,253
†Autodesk	78,655	6,801,298
Microsoft	119,007	7,837,801
†salesforce.com	82,790	6,829,347
†ServiceNow	86,987	7,608,753
†Workday Class A	61,625	5,132,130

		41,990,582

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail–6.77%
†AutoZone	5,449	$3,939,899
Home Depot	107,223	15,743,553
†O’Reilly Automotive	24,273	6,549,826
Ross Stores	74,647	4,916,998

		31,150,276

Technology Hardware, Storage & Peripherals–6.42%
Apple	205,765	29,560,200

		29,560,200

Textiles, Apparel & Luxury Goods–2.07%
NIKE Class B	119,408	6,654,608
†Under Armour Class C	158,109	2,893,395

		9,548,003

Trading Companies & Distributors–1.30%
Fastenal	115,970	5,972,455

		5,972,455

Total Common Stock (Cost $321,271,139)		459,182,075

MONEY MARKET FUND–0.76%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	3,487,804	3,487,804

Total Money Market Fund (Cost $3,487,804)		3,487,804

TOTAL VALUE OF SECURITIES–100.54% (Cost $324,758,943)	462,669,879
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.54%)	(2,469,565)

NET ASSETS APPLICABLE TO 11,713,874 SHARES OUTSTANDING–100.00%	$460,200,314

†	Non-income producing for the period.

Summary of Abbreviations:

ADR–American Depositary Receipt

IT–Information Technology

See accompanying notes.

LVIP Wellington Capital Growth Fund–2

LVIP Wellington Capital Growth Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Wellington Capital Growth Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Open-end investment companies are valued at their published net asset value(“NAV”). Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$324,758,943

Aggregate unrealized appreciation	$141,199,240
Aggregate unrealized depreciation	(3,288,304)

Net unrealized appreciation	$137,910,936

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:

Assets:
Common Stock	$459,182,075
Money Market Fund	3,487,804

Total Investments	$462,669,879

There were no Level 3 investments at the beginning or end of the period.

LVIP Wellington Capital Growth Fund–3

LVIP Wellington Capital Growth Fund

Notes (continued)

2. Investments (continued)

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occured.

3. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP Wellington Capital Growth Fund–4

LVIP Wellington Mid-Cap Value Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.17%
Aerospace & Defense–1.53%
†Moog Class A	45,318	$3,052,167

		3,052,167

Auto Components–1.78%
Goodyear Tire & Rubber	99,150	3,569,400

		3,569,400

Banks–12.54%
Bank of the Ozarks	45,328	2,357,509
BankUnited	43,998	1,641,565
Comerica	90,433	6,201,895
IBERIABANK	33,657	2,662,269
MB Financial	50,816	2,175,941
South State	25,596	2,287,003
Sterling Bancorp	58,798	1,393,513
†Western Alliance Bancorp	20,330	998,000
Zions Bancorporation	128,276	5,387,592

		25,105,287

Building Products–1.28%
Sanwa Holdings	273,009	2,555,245

		2,555,245

Capital Markets–0.75%
Raymond James Financial	19,618	1,496,069

		1,496,069

Chemicals–5.35%
Cabot	32,821	1,966,306
Celanese Class A	41,719	3,748,452
Methanex	46,147	2,164,294
Westlake Chemical	42,712	2,821,128

		10,700,180

Commercial Services & Supplies–1.11%
†Clean Harbors	39,787	2,212,953

		2,212,953

Communications Equipment–3.16%
†CommScope Holding	77,672	3,239,699
Harris	27,785	3,091,637

		6,331,336

Containers & Packaging–1.79%
Bemis	48,412	2,365,410
†Crown Holdings	23,152	1,225,898

		3,591,308

Electric Utilities–2.68%
Alliant Energy	86,424	3,423,255
Great Plains Energy	66,467	1,942,166

		5,365,421

Electrical Equipment–2.96%
†Generac Holdings	38,205	1,424,282

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electrical Equipment (continued)
Hubbell	20,703	$2,485,395
†Sensata Technologies Holding	46,120	2,014,060

		5,923,737

Electronic Equipment, Instruments & Components–3.99%
†Arrow Electronics	72,103	5,293,081
†Keysight Technologies	74,585	2,695,502

		7,988,583

Energy Equipment & Services–0.21%
†Trican Well Service	138,334	421,290

		421,290

Equity Real Estate Investment Trusts–7.50%
American Assets Trust	25,523	1,067,882
Equity LifeStyle Properties	34,162	2,632,524
Extra Space Storage	18,494	1,375,769
Forest City Realty Trust	34,028	741,130
LaSalle Hotel Properties	31,469	911,028
Life Storage	18,795	1,543,445
PS Business Parks	28,577	3,279,497
STORE Capital	145,135	3,465,824

		15,017,099

Food Products–2.30%
Ingredion	13,288	1,600,274
†Post Holdings	34,294	3,001,411

		4,601,685

Gas Utilities–2.61%
UGI	105,893	5,231,114

		5,231,114

Health Care Equipment & Supplies–1.39%
STERIS	40,013	2,779,303

		2,779,303

Health Care Providers & Services–3.63%
†Acadia Healthcare	64,909	2,830,032
†Brookdale Senior Living	124,426	1,671,041
†Envision Healthcare	44,919	2,754,433

		7,255,506

Hotels, Restaurants & Leisure–1.59%
†Norwegian Cruise Line Holdings	62,731	3,182,344

		3,182,344

Household Durables–3.36%
DR Horton	57,189	1,904,966
Lennar	65,210	3,338,100
†Toll Brothers	40,909	1,477,224

		6,720,290

Insurance–8.95%
Assurant	18,684	1,787,498

LVIP Wellington Mid-Cap Value Fund–1

LVIP Wellington Mid-Cap Value Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
CNO Financial Group	113,152	$2,319,616
Hanover Insurance Group	19,766	1,780,126
Reinsurance Group of America	37,444	4,754,639
Unum Group	68,738	3,223,125
XL Group	101,547	4,047,663

		17,912,667

Internet Software & Services–0.05%
†VeriSign	1,200	104,532

		104,532

IT Services–1.40%
Booz Allen Hamilton Holding	79,420	2,810,674

		2,810,674

Machinery–0.54%
†Milacron Holdings	58,343	1,085,763

		1,085,763

Media–1.63%
Interpublic Group	23,311	572,751
John Wiley & Sons Class A	43,738	2,353,104
Quebecor Class B	10,962	338,047

		3,263,902

Metals & Mining–0.87%
Reliance Steel & Aluminum	21,818	1,745,876

		1,745,876

Oil, Gas & Consumable Fuels–7.16%
†Cobalt International Energy	146,063	77,910
Delek U.S. Holdings	53,028	1,286,990
†Diamondback Energy	56,090	5,817,374
†Energen	24,135	1,313,909
HollyFrontier	17,843	505,671
†Newfield Exploration	94,144	3,474,855
†QEP Resources	146,142	1,857,465

		14,334,174

Paper & Forest Products–0.88%
†Louisiana-Pacific	71,105	1,764,826

		1,764,826

Professional Services–0.40%
†IHS Markit	19,111	801,707

		801,707

Road & Rail–3.22%
†Genesee & Wyoming	49,072	3,330,026
Knight Transportation	99,034	3,104,716

		6,434,742

Semiconductors & Semiconductor Equipment–6.38%
†Acacia Communications	15,700	920,334
†Microsemi	98,654	5,083,641

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Qorvo	47,150	$3,232,604
Silicon Motion Technology ADR	75,732	3,540,471

		12,777,050

Software–1.44%
SS&C Technologies Holdings	81,591	2,888,321

		2,888,321

Textiles, Apparel & Luxury Goods–1.04%
†Global Brands Group Holding	19,454,378	2,077,737

		2,077,737

Thrifts & Mortgage Finance–0.64%
Provident Financial Services	49,655	1,283,582

		1,283,582

Trading Companies & Distributors–1.14%
†WESCO International	32,724	2,275,954

		2,275,954

Wireless Telecommunication Services–0.92%
Millicom International Cellular SDR	32,827	1,830,632

		1,830,632

Total Common Stock (Cost $151,815,895)		196,492,456

MONEY MARKET FUND–1.89%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	3,788,010	3,788,010

Total Money Market Fund (Cost $3,788,010)		3,788,010

LVIP Wellington Mid-Cap Value Fund–2

LVIP Wellington Mid-Cap Value Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–100.06% (Cost $155,603,905)	$200,280,466
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(126,604)

NET ASSETS APPLICABLE TO 7,678,699 SHARES OUTSTANDING–100.00%	$200,153,862

†	Non-income producing for the period.

The following foreign currency exchange contracts were outstanding at March 31, 2017:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
SCB	SEK	32,511	USD	(3,639)	4/4/17	$(10)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

IT–Information Technology

SCB–Standard Chartered Bank

SDR–Special Depositary Receipt

SEK–Swedish Krona

USD–U.S. Dollar

See accompanying notes.

LVIP Wellington Mid-Cap Value Fund–3

LVIP Wellington Mid-Cap Value Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Wellington Mid-Cap Value Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$155,603,905

Aggregate unrealized appreciation	$49,702,772
Aggregate unrealized depreciation	(5,026,211)

Net unrealized appreciation	$44,676,561

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Wellington Mid-Cap Value Fund–4

LVIP Wellington Mid-Cap Value Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Common Stock	$196,492,456	$—	$—	196,492,456
Money Market Fund	3,788,010	—	—	3,788,010

Total Investments	$200,280,466	$—	$—	$200,280,466

Derivatives:

Liabilities:
Foreign Currency Exchange Contracts	$—	$(10)	$—	$(10)

There were no Level 3 investments at the end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

On October. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for the periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP Wellington Mid-Cap Value Fund–5

LVIP Western Asset Core Bond Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–3.46%
•Fannie Mae Connecticut Avenue Securities Series 2015-C04 2M1 2.682% 4/25/28	504,508	$505,964
Fannie Mae REMICs
•*Series 2010-100 SV 5.648% 9/25/40	3,566,214	652,034
•*Series 2016-60 QS 5.118% 9/25/46	2,774,087	482,246
•*Series 2016-61 BS 5.118% 9/25/46	5,358,639	875,352
•*Freddie Mac Strips Series 334 S7 5.188% 8/15/44	3,229,065	689,121
Freddie Mac Structured Agency Credit Risk Debt Notes
•Series 2014-DN1 M2 3.182% 2/25/24	3,910,000	4,021,428
•Series 2014-DN4 M2 3.382% 10/25/24	36,151	36,242
•Series 2015-DNA3 M2 3.832% 4/25/28	5,508,063	5,714,358
•Series 2015-HQ2 M2 2.932% 5/25/25	534,000	545,208
•Series 2015-HQA2 M2 3.782% 5/25/28	638,898	658,693
•Series 2016-DNA1 M2 3.882% 7/25/28	467,000	486,565
•Series 2016-DNA3 M2 2.982% 12/25/28	280,000	285,794
•Series 2016-HQA1 M2 3.732% 9/25/28	6,910,000	7,189,094
•Series 2016-HQA2 M2 3.232% 11/25/28	323,000	333,133
•Series 2016-HQA3 M1 1.782% 3/25/29	8,671,191	8,685,544
•Series 2016-HQA3 M2 2.332% 3/25/29	9,000,000	9,061,429
GNMA
Series 2010-42 PC 5.00% 7/20/39	185,000	202,996
•Series 2013-74 IO 0.77% 12/16/53	63,236,363	3,145,838
•Series 2016-128 IO 1.002% 9/16/56	22,594,436	1,802,530
•*Series 2016-135 SB 5.172% 10/16/46	564,317	124,452
•*Series 2016-21 ST 5.172% 2/20/46	3,766,359	768,247
*Series 2016-84 IG 4.50% 11/16/45	6,777,134	1,396,192

Total Agency Collateralized Mortgage Obligations (Cost $48,871,251)		47,662,460

	Principal Amount°	Value (U.S. $)

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.55%
Fannie Mae-Aces Series 2016-M11 AL 2.944% 7/25/39	2,504,736	$2,432,194
Freddie Mac Multifamily Structured Pass-Through Certificates
•◆Series K058 X1 0.931% 8/25/26	55,600,222	3,914,673
◆Series KJ11 A2 2.932% 1/25/23	1,153,000	1,179,652

Total Agency Commercial Mortgage-Backed Securities (Cost $7,438,459)		7,526,519

AGENCY MORTGAGE-BACKED SECURITIES–25.78%
Fannie Mae
2.91% 6/1/25	1,078,823	1,095,039
3.08% 1/1/27	2,080,000	2,091,869
Fannie Mae S.F. 15 yr 4.00% 1/1/27	1,847,708	1,946,840
Fannie Mae S.F. 15 yr TBA
2.50% 4/1/32	15,700,000	15,707,360
3.00% 4/1/32	10,700,000	10,971,004
3.50% 4/1/32	5,500,000	5,723,055
Fannie Mae S.F. 30 yr
3.00% 11/1/46	3,549,449	3,520,830
3.00% 12/1/46	1,384,684	1,377,707
3.00% 1/1/47	3,475,698	3,454,671
3.00% 2/1/47	2,987,548	2,972,485
4.00% 11/1/42	2,071,102	2,187,952
4.50% 6/1/38	2,792,545	3,007,486
4.50% 6/1/39	2,371,623	2,560,187
4.50% 10/1/41	1,540,996	1,659,336
4.50% 1/1/42	5,882,524	6,329,956
4.50% 10/1/43	3,047,580	3,295,369
4.50% 8/1/44	5,349,306	5,751,671
4.50% 3/1/46	4,761,644	5,131,022
5.00% 4/1/37	72,626	79,543
5.50% 5/1/34	955,928	1,070,363
5.50% 9/1/36	1,295,915	1,450,814
5.50% 1/1/38	3,898,902	4,363,851
5.50% 1/1/39	1,497,413	1,674,626
5.50% 3/1/40	2,585,176	2,894,123
5.50% 3/1/41	1,282,401	1,435,654
5.50% 6/1/41	885,682	992,174
5.50% 7/1/41	2,782,199	3,111,247
6.00% 1/1/39	115,048	129,896
6.00% 10/1/39	1,582,929	1,812,363
6.00% 4/1/40	125,126	141,367
6.00% 10/1/40	570,347	644,416
6.00% 7/1/41	1,644,210	1,856,695
Fannie Mae S.F. 30 yr TBA
3.00% 4/1/47	35,500,000	35,189,375
3.50% 4/1/47	25,800,000	26,390,577
4.00% 4/1/47	33,200,000	34,823,686

LVIP Western Asset Core Bond Fund–1

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr TBA (continued)
4.50% 4/1/47	6,800,000	$7,290,875
Freddie Mac S.F. 20 yr 3.00% 6/1/36	321,260	324,794
Freddie Mac S.F. 30 yr
3.00% 1/1/47	5,957,605	5,920,458
4.00% 4/1/47	14,200,000	14,906,104
4.50% 10/1/35	669,615	720,115
Freddie Mac S.F. 30 yr TBA
3.00% 4/1/47	20,800,000	20,608,249
3.50% 4/1/47	34,600,000	35,383,905
4.00% 4/1/47	6,200,000	6,503,218
GNMA II S.F. 30 yr
3.50% 3/20/47	2,200,000	2,283,702
4.00% 3/20/47	4,300,000	4,545,878
GNMA II S.F. 30 yr TBA
3.00% 4/1/47	36,400,000	36,718,500
3.50% 4/1/47	22,200,000	23,018,625

Total Agency Mortgage-Backed Securities (Cost $353,627,265)		355,069,032

CORPORATE BONDS–26.17%
Aerospace & Defense–0.21%
Boeing 4.875% 2/15/20	890,000	968,275
Lockheed Martin
3.55% 1/15/26	1,676,000	1,706,513
4.50% 5/15/36	240,000	255,701

		2,930,489

Air Freight & Logistics–0.10%
#Aviation Capital Group 144A 6.75% 4/6/21	606,000	696,146
United Parcel Service 3.125% 1/15/21	660,000	684,442

		1,380,588

Airlines–0.08%
◆American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26	277,128	278,514
◆American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27	771,258	756,797

		1,035,311

Automobiles–0.18%
#BMW U.S. Capital 144A 2.80% 4/11/26	2,144,000	2,060,804
Ford Motor 4.75% 1/15/43	180,000	169,716
General Motors 6.75% 4/1/46	191,000	224,677

		2,455,197

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks–6.29%
#Bank Nederlandse Gemeenten 144A 1.625% 4/19/21	1,294,000	$1,266,867
Bank of America
3.30% 1/11/23	4,140,000	4,171,133
4.25% 10/22/26	3,250,000	3,306,563
4.45% 3/3/26	8,611,000	8,847,165
5.00% 1/21/44	2,180,000	2,384,833
#BNP Paribas 144A 4.625% 3/13/27	1,390,000	1,392,387
#BPCE 144A 5.15% 7/21/24	780,000	802,316
Citigroup
3.30% 4/27/25	4,070,000	3,993,423
4.45% 9/29/27	9,000,000	9,127,377
4.75% 5/18/46	620,000	614,881
Compass Bank 3.875% 4/10/25	892,000	877,113
Cooperatieve Rabobank
2.50% 1/19/21	648,000	648,997
4.375% 8/4/25	3,250,000	3,339,336
5.25% 8/4/45	780,000	844,799
#•144A 11.00% 12/29/49	1,520,000	1,780,300
Credit Suisse Group Funding Guernsey
3.125% 12/10/20	1,139,000	1,146,308
4.55% 4/17/26	2,881,000	2,983,172
HSBC Holdings
3.40% 3/8/21	1,340,000	1,371,201
•4.041% 3/13/28	3,410,000	3,451,111
4.30% 3/8/26	1,270,000	1,325,302
•6.875% 12/29/49	566,000	604,205
JPMorgan Chase & Co.
3.625% 12/1/27	1,570,000	1,526,498
4.125% 12/15/26	2,000,000	2,041,866
4.25% 10/1/27	7,738,000	7,944,481
KFW 1.50% 6/15/21	1,006,000	986,149
Lloyds Banking Group 3.10% 7/6/21	233,000	235,147
Santander UK Group Holdings
2.875% 10/16/20	635,000	636,932
3.125% 1/8/21	1,210,000	1,217,457
U.S. Bancorp 2.35% 1/29/21	713,000	715,726
•Wachovia Capital Trust III 5.57% 3/29/49	1,850,000	1,853,423
Wells Fargo & Co.
3.00% 10/23/26	1,480,000	1,418,774
4.125% 8/15/23	2,460,000	2,578,919
4.30% 7/22/27	1,004,000	1,044,603
4.40% 6/14/46	2,750,000	2,669,763
4.60% 4/1/21	2,410,000	2,592,343
4.65% 11/4/44	30,000	30,180
4.75% 12/7/46	3,140,000	3,215,586
4.90% 11/17/45	1,630,000	1,703,461

		86,690,097

LVIP Western Asset Core Bond Fund–2

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Beverages–1.02%
Anheuser-Busch InBev Finance
3.30% 2/1/23	1,350,000	$1,375,811
3.65% 2/1/26	5,139,000	5,206,069
4.90% 2/1/46	3,540,000	3,840,872
Diageo Investment 2.875% 5/11/22	900,000	916,940
PepsiCo 4.45% 4/14/46	769,000	820,235
#Pernod Ricard 144A 3.25% 6/8/26	1,923,000	1,910,372

		14,070,299

Biotechnology–0.37%
Amgen 3.875% 11/15/21	570,000	600,516
Celgene 3.25% 8/15/22	2,818,000	2,868,521
Gilead Sciences
3.65% 3/1/26	90,000	90,917
4.75% 3/1/46	1,460,000	1,492,688

		5,052,642

Capital Markets–1.52%
Goldman Sachs Group
3.50% 11/16/26	4,000,000	3,918,372
4.25% 10/21/25	1,340,000	1,368,310
4.75% 10/21/45	3,090,000	3,268,312
5.15% 5/22/45	800,000	843,772
5.25% 7/27/21	2,380,000	2,613,195
6.25% 2/1/41	1,660,000	2,091,783
6.45% 5/1/36	60,000	71,769
6.75% 10/1/37	750,000	928,240
State Street 3.10% 5/15/23	730,000	735,901
#UBS Group Funding Jersey 144A 4.125% 4/15/26	1,176,000	1,197,717
UBS Group Funding Switzerland
#144A 3.491% 5/23/23	1,820,000	1,833,885
#144A 4.253% 3/23/28	2,080,000	2,114,068

		20,985,324

Chemicals–0.25%
#Equate Petrochemical 144A 4.25% 11/3/26	2,150,000	2,155,418
#OCP 144A 4.50% 10/22/25	1,257,000	1,243,016

		3,398,434

Commercial Services & Supplies–0.16%
Cintas No. 2
2.90% 4/1/22	520,000	526,664
3.70% 4/1/27	690,000	706,493
Waste Management 2.40% 5/15/23	960,000	944,108

		2,177,265

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Communications Equipment–0.05%
Harris
4.854% 4/27/35	580,000	$621,435
5.054% 4/27/45	80,000	87,869

		709,304

Construction & Engineering–0.30%
#Mexico City Airport Trust 144A 5.50% 10/31/46	4,190,000	4,136,368

		4,136,368

Consumer Finance–0.62%
Ford Motor Credit
3.096% 5/4/23	1,366,000	1,334,571
3.336% 3/18/21	1,939,000	1,963,571
General Motors Financial
3.45% 4/10/22	1,140,000	1,149,994
3.70% 5/9/23	2,090,000	2,100,653
4.375% 9/25/21	643,000	676,846
Toyota Motor Credit 2.80% 7/13/22	1,225,000	1,234,516

		8,460,151

Diversified Financial Services–0.57%
AerCap Ireland Capital 4.50% 5/15/21	1,590,000	1,668,287
BP Capital Markets
3.119% 5/4/26	2,820,000	2,762,906
3.216% 11/28/23	1,520,000	1,529,123
3.245% 5/6/22	800,000	817,760
International Lease Finance 8.625% 1/15/22	590,000	724,145
#Temasek Financial I 144A 2.375% 1/23/23	368,000	362,918

		7,865,139

Diversified Telecommunication Services–1.05%
AT&T
3.60% 2/17/23	1,321,000	1,339,623
4.125% 2/17/26	2,601,000	2,642,429
4.25% 3/1/27	470,000	476,143
4.35% 6/15/45	240,000	212,054
5.65% 2/15/47	919,000	970,981
#Bharti Airtel 144A 4.375% 6/10/25	1,660,000	1,661,635
Verizon Communications
2.625% 8/15/26	50,000	45,750
3.50% 11/1/24	1,240,000	1,231,609
4.125% 3/16/27	4,840,000	4,931,999
5.25% 3/16/37	290,000	300,755
5.50% 3/16/47	630,000	662,807

		14,475,785

LVIP Western Asset Core Bond Fund–3

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities–0.82%
DTE Energy 3.30% 6/15/22	1,263,000	$1,283,857
FirstEnergy 7.375% 11/15/31	1,450,000	1,894,434
Majapahit Holding 7.75% 1/20/20	1,420,000	1,605,594
Pacific Gas & Electric
5.80% 3/1/37	892,000	1,104,849
6.05% 3/1/34	3,330,000	4,180,665
Southern 3.25% 7/1/26	1,200,000	1,147,042

		11,216,441

Energy Equipment & Services–0.11%
Halliburton
3.80% 11/15/25	1,120,000	1,136,127
5.00% 11/15/45	290,000	306,719

		1,442,846

Food & Staples Retailing–0.72%
CVS Health
3.875% 7/20/25	2,380,000	2,456,453
5.125% 7/20/45	1,170,000	1,295,835
Walgreens Boots Alliance
3.10% 6/1/23	2,941,000	2,941,026
3.45% 6/1/26	1,391,000	1,362,707
4.80% 11/18/44	386,000	395,237
Wal-Mart Stores 4.75% 10/2/43	1,290,000	1,437,802

		9,889,060

Food Products–0.71%
Danone
#144A 2.077% 11/2/21	1,040,000	1,013,187
#144A 2.589% 11/2/23	2,160,000	2,093,310
#144A 2.947% 11/2/26	1,490,000	1,427,314
Kraft Heinz Foods 3.00% 6/1/26	2,992,000	2,817,258
#Smithfield Foods 144A 2.70% 1/31/20	2,320,000	2,321,276
Tyson Foods 5.15% 8/15/44	150,000	157,807

		9,830,152

Health Care Equipment & Supplies–0.37%
Abbott Laboratories
3.75% 11/30/26	40,000	40,030
4.75% 11/30/36	650,000	672,238
4.90% 11/30/46	1,220,000	1,268,730
Becton Dickinson and Co.
3.734% 12/15/24	313,000	322,716
4.685% 12/15/44	660,000	691,629
Medtronic
3.50% 3/15/25	1,050,000	1,075,522
4.625% 3/15/45	940,000	1,011,722

		5,082,587

Health Care Providers & Services–0.24%
Anthem 3.125% 5/15/22	320,000	322,018

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
Humana
3.95% 3/15/27	1,220,000	$1,249,936
4.80% 3/15/47	50,000	52,479
4.95% 10/1/44	220,000	231,633
UnitedHealth Group
3.75% 7/15/25	810,000	846,798
3.875% 10/15/20	610,000	643,748

		3,346,612

Hotels, Restaurants & Leisure–0.09%
McDonald’s
3.50% 3/1/27	290,000	291,219
3.70% 1/30/26	890,000	911,956

		1,203,175

Household Durables–0.13%
Newell Brands
3.15% 4/1/21	330,000	337,417
3.85% 4/1/23	390,000	403,618
4.20% 4/1/26	1,000,000	1,041,884

		1,782,919

Industrial Conglomerates–0.78%
General Electric
4.50% 3/11/44	450,000	485,271
5.55% 5/4/20	362,000	400,643
5.875% 1/14/38	650,000	821,997
6.00% 8/7/19	1,016,000	1,116,377
6.875% 1/10/39	5,560,000	7,910,690

		10,734,978

Insurance–0.29%
American International Group 3.75% 7/10/25	450,000	448,279
Chubb INA Holdings 3.35% 5/3/26	820,000	830,754
MetLife 6.40% 12/15/36	1,600,000	1,760,000
#TIAA Asset Management Finance 144A 2.95% 11/1/19	919,000	934,702

		3,973,735

Internet & Direct Marketing Retail–0.05%
Amazon.com 4.95% 12/5/44	630,000	714,471

		714,471

IT Services–0.35%
Visa
3.15% 12/14/25	2,120,000	2,129,680
4.30% 12/14/45	2,560,000	2,693,248

		4,822,928

Machinery–0.20%
Eaton
2.75% 11/2/22	1,660,000	1,650,551

LVIP Western Asset Core Bond Fund–4

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Machinery (continued)
Eaton (continued)
4.15% 11/2/42	1,170,000	$1,157,649

		2,808,200

Media–0.61%
Charter Communications Operating 4.908% 7/23/25	2,401,000	2,541,283
Comcast
3.15% 3/1/26	2,166,000	2,133,568
3.375% 8/15/25	1,000,000	1,010,051
7.05% 3/15/33	190,000	252,916
Time Warner 3.80% 2/15/27	2,130,000	2,111,071
WPP Finance 2010 5.625% 11/15/43	343,000	366,855

		8,415,744

Metals & Mining–1.65%
Barrick Gold
4.10% 5/1/23	2,424,000	2,602,581
5.25% 4/1/42	10,000	10,912
Barrick North America Finance 5.70% 5/30/41	20,000	22,706
BHP Billiton Finance USA
2.875% 2/24/22	793,000	805,787
5.00% 9/30/43	480,000	538,760
#•144A 6.25% 10/19/75	1,150,000	1,248,037
#•144A 6.75% 10/19/75	920,000	1,042,820
Glencore Finance Canada
#144A 2.70% 10/25/17	610,000	612,530
#144A 4.25% 10/25/22	350,000	364,285
Glencore Funding
#144A 4.00% 3/27/27	490,000	484,735
#144A 4.125% 5/30/23	110,000	112,273
#144A 4.625% 4/29/24	1,380,000	1,438,195
Southern Copper 5.25% 11/8/42	3,960,000	3,903,425
Vale Overseas 5.875% 6/10/21	8,929,000	9,590,817

		22,777,863

Oil, Gas & Consumable Fuels–3.91%
Anadarko Petroleum
4.50% 7/15/44	2,850,000	2,698,668
6.60% 3/15/46	2,500,000	3,035,020
Apache
4.75% 4/15/43	3,700,000	3,707,189
5.10% 9/1/40	400,000	412,992
Chevron 2.954% 5/16/26	1,667,000	1,649,013
CNOOC Finance 2015 Australia 2.625% 5/5/20	488,000	486,746
CNOOC Finance 2015 USA 3.50% 5/5/25	3,000,000	2,974,227
ConocoPhillips 4.30% 11/15/44	1,050,000	1,049,516
Devon Energy 3.25% 5/15/22	370,000	366,963

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Devon Energy (continued)
5.00% 6/15/45	2,025,000	$2,039,355
5.85% 12/15/25	2,260,000	2,596,645
Ecopetrol 5.875% 5/28/45	6,240,000	5,709,600
Enterprise Products Operating
3.95% 2/15/27	1,783,000	1,821,677
•7.034% 1/15/68	205,000	213,385
Exxon Mobil
3.043% 3/1/26	1,250,000	1,251,313
4.114% 3/1/46	1,460,000	1,504,737
Kinder Morgan Energy Partners 4.25% 9/1/24	1,080,000	1,095,247
Noble Energy 5.05% 11/15/44	1,200,000	1,231,661
Occidental Petroleum
3.00% 2/15/27	820,000	789,850
3.125% 2/15/22	370,000	377,898
4.10% 2/15/47	1,090,000	1,054,616
4.40% 4/15/46	380,000	386,313
4.625% 6/15/45	1,170,000	1,225,975
Petroleos Mexicanos
5.50% 6/27/44	790,000	701,165
6.375% 1/23/45	900,000	882,198
6.625% 6/15/35	546,000	565,165
6.875% 8/4/26	365,000	406,063
Regency Energy Partners 5.875% 3/1/22	1,308,000	1,439,077
Schlumberger Holdings
#144A 3.00% 12/21/20	660,000	675,214
#144A 4.00% 12/21/25	1,270,000	1,324,988
Shell International Finance
1.875% 5/10/21	850,000	832,952
2.875% 5/10/26	804,000	782,724
4.00% 5/10/46	2,690,000	2,581,424
#Sinopec Group Overseas Development 2014 144A 4.375% 4/10/24	830,000	877,882
Transcontinental Gas Pipe Line 7.85% 2/1/26	4,000,000	5,144,604

		53,892,062

Paper & Forest Products–0.06%
Celulosa Arauco y Constitucion 4.75% 1/11/22	740,000	776,817

		776,817

Pharmaceuticals–0.23%
AbbVie 3.60% 5/14/25	610,000	611,181
Actavis Funding
3.80% 3/15/25	790,000	798,529
4.55% 3/15/35	230,000	231,316
4.75% 3/15/45	520,000	524,226

LVIP Western Asset Core Bond Fund–5

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Johnson & Johnson 3.70% 3/1/46	1,040,000	$1,019,857

		3,185,109

Software–0.74%
Microsoft
2.40% 8/8/26	4,900,000	4,641,986
2.70% 2/12/25	310,000	304,951
2.875% 2/6/24	1,780,000	1,793,060
3.30% 2/6/27	1,040,000	1,057,258
3.45% 8/8/36	40,000	37,974
3.70% 8/8/46	280,000	263,526
4.10% 2/6/37	1,240,000	1,282,315
4.50% 2/6/57	820,000	846,545

		10,227,615

Specialty Retail–0.04%
TJX 2.25% 9/15/26	560,000	514,908

		514,908

Technology Hardware, Storage & Peripherals–0.64%
Apple 2.45% 8/4/26	3,950,000	3,741,108
Diamond 1 Finance
#144A 3.48% 6/1/19	1,690,000	1,732,661
#144A 4.42% 6/15/21	3,230,000	3,380,925

		8,854,694

Tobacco–0.39%
Altria Group 5.375% 1/31/44	1,030,000	1,179,185
Philip Morris International
2.50% 8/22/22	800,000	791,016
4.50% 3/20/42	340,000	346,997
Reynolds American
4.00% 6/12/22	1,757,000	1,846,250
5.85% 8/15/45	1,010,000	1,190,538

		5,353,986

Wireless Telecommunication Services–0.27%
America Movil
3.125% 7/16/22	950,000	959,489
5.00% 3/30/20	664,000	712,716
#Sprint Spectrum 144A 3.36% 9/20/21	2,100,000	2,100,000

		3,772,205

Total Corporate Bonds (Cost $366,002,496)		360,441,500

NON-AGENCY ASSET-BACKED SECURITIES–5.20%
#•AMMC CLO 16 Series 2015-16A A1 144A 2.523% 4/14/27	2,500,000	2,498,750

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•Apidos CLO XVIII Series 2014-18A A1 144A 2.453% 7/22/26	3,165,000	$3,163,769
#•Apidos CLO XXII Series 2015-22A A1 144A 2.53% 10/20/27	3,500,000	3,514,329
#Applebee’s Funding Series 2014-1 A2 144A 4.277% 9/5/44	2,460,000	2,409,658
#•Ares XXXIII CLO Series 2015-1A A1R 144A 2.45% 12/5/25	1,750,000	1,755,385
#•Avery Point IV CLO Series 2014-1A CR 144A 0.00% 4/25/26	2,000,000	1,995,000
#Avis Budget Rental Car Funding AESOP Series 2014-1A A 144A 2.46% 7/20/20	1,001,000	1,005,842
#•BlueMountain CLO Series 2015-1A A1R 144A 2.352% 4/13/27	2,250,000	2,250,632
#•GT Loan Financing I Series 2013-1A A 144A 2.309% 10/28/24	2,850,000	2,848,886
#•Madison Park Funding XI Series 2013-11A C 144A 3.791% 10/23/25	1,100,000	1,097,555
#•Magnetite IX Series 2014-9A A1 144A 2.458% 7/25/26	495,000	495,495
#•Magnetite XVIII Series 2016-18A A 144A 2.253% 11/15/28	4,040,000	4,051,441
#•Neuberger Berman CLO XV Series 2013-15A A1 144A 2.423% 10/15/25	2,250,000	2,249,001
#•Neuberger Berman Loan Advisers CLO 24 Series 2017-24A C 144A 0.00% 4/16/30	1,000,000	1,000,000
•RAMP Trust Series 2005-RS3 M1 1.402% 3/25/35	123,293	123,229
#•Regatta VII Funding Series 2016-1A B2 144A 2.952% 12/20/28	2,750,000	2,752,313
#•Seneca Park CLO Series 2014-1A AR 144A 0.00% 7/17/26	1,500,000	1,499,250
#•SHACKLETON 2013-IV CLO Series 2013-4A B1R 144A 0.00% 1/13/25	2,250,000	2,247,750
SLM Private Credit Student Loan Trust •Series 2005-B A4 1.461% 6/15/39	7,920,000	7,380,883

LVIP Western Asset Core Bond Fund–6

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
SLM Private Credit Student Loan Trust (continued)
•Series 2006-A A5 1.421% 6/15/39	3,870,000	$3,635,477
#•SMB Private Education Loan Trust Series 2016-C A2B 144A 2.012% 9/15/34	3,400,000	3,444,970
#•Structured Asset Securities Mortgage Loan Trust Series 2006-GEL3 A3 144A 1.282% 7/25/36	4,900,000	4,760,458
#•TCI-Symphony CLO Series 2016-1A B1 144A 2.718% 10/13/29	2,500,000	2,506,918
Towd Point Mortgage Trust
#•Series 2015-6 A1B 144A 2.75% 4/25/55	586,928	586,425
#•Series 2016-1 A1B 144A 2.75% 2/25/55	436,417	436,704
#•Series 2016-2 A1 144A 3.00% 8/25/55	383,437	384,685
#•Venture VII CDO Series 2006-7A A2 144A 1.27% 1/20/22	3,302,119	3,261,291
#•Venture XXIV CLO Series 2016-24A A1D 144A 2.419% 10/20/28	1,750,000	1,752,321
Voya CLO
#•Series 2013-3A A1 144A 2.474% 1/18/26	1,000,000	999,495
#•Series 2013-3A A1R 144A 0.00% 1/18/26	2,000,000	2,000,000
#•Series 2014-2A A1 144A 2.473% 7/17/26	525,000	524,777
#•Series 2014-2A A1R 144A 0.00% 4/17/30	3,000,000	3,000,000

Total Non-Agency Asset-Backed Securities (Cost $71,200,184)		71,632,689

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–3.18%
Agate Bay Mortgage Trust
#•Series 2015-1 B1 144A 3.825% 1/25/45	464,633	465,131
#•Series 2015-1 B2 144A 3.825% 1/25/45	262,369	258,744
•Bear Stearns ALT-A Trust Series 2004-7 2A1 3.196% 8/25/34	2,414,900	2,456,359
#Galton Funding Mortgage Trust Series 2017-1 A22 144A 3.00% 7/25/56	2,640,277	2,591,184
•Homestar Mortgage Acceptance Series 2004-3 M1 1.612% 7/25/34	1,367,760	1,294,887

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
JPMorgan Mortgage Trust
#•Series 2014-2 B1 144A 3.423% 6/25/29	318,727	$315,565
#•Series 2014-2 B2 144A 3.423% 6/25/29	118,135	115,733
#•Series 2014-IVR6 2A4 144A 2.50% 7/25/44	419,000	414,130
#•Series 2015-4 B1 144A 3.628% 6/25/45	437,169	426,109
#•Series 2015-4 B2 144A 3.628% 6/25/45	312,951	299,846
JPMorgan Trust
#•Series 2015-1 B1 144A 2.623% 12/25/44	581,054	575,854
#•Series 2015-1 B2 144A 2.623% 12/25/44	488,636	478,066
#•Series 2015-5 B2 144A 2.874% 5/25/45	481,931	455,282
#•Series 2015-6 B1 144A 3.623% 10/25/45	314,823	308,977
#•Series 2015-6 B2 144A 3.623% 10/25/45	306,158	296,146
•Merrill Lynch Mortgage Investors Trust Series 2005-A8 A3A3 1.352% 8/25/36	2,873,170	2,754,229
#•Mill City Mortgage Loan Trust Series 2017-1 M3 144A 3.25% 11/25/58	5,633,000	5,008,300
#•Mortgage Repurchase Agreement Financing Trust Series 2016-4 A1 144A 1.972% 5/10/19	2,740,000	2,728,377
New Residential Mortgage Loan Trust
#•Series 2014-2A A3 144A 3.75% 5/25/54	3,627,845	3,709,397
#•Series 2015-1A A3 144A 3.75% 5/28/52	1,901,747	1,947,883
#•Series 2015-2A A1 144A 3.75% 8/25/55	588,226	600,779
#•Series 2016-3A A1B 144A 3.25% 9/25/56	3,777,985	3,787,515
#•Series 2016-3A B1 144A 4.00% 9/25/56	5,271,549	5,588,586
#•Series 2016-4A B2 144A 4.75% 11/25/56	2,498,778	2,549,153
•◆Opteum Mortgage Acceptance Asset-Backed Pass-Through Certificates Series 2005-1 M5 2.182% 2/25/35	1,921,000	1,886,432
Sequoia Mortgage Trust
•Series 2013-4 B2 3.492% 4/25/43	284,461	281,362

LVIP Western Asset Core Bond Fund–7

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Sequoia Mortgage Trust (continued)
#•Series 2014-2 A4 144A 3.50% 7/25/44	355,446	$353,975
#•Series 2015-1 B2 144A 3.876% 1/25/45	331,663	326,518
•◆Structured Asset Securities Mortgage Pass-Through Certificates Series 2004-S3 M1 1.957% 11/25/34	1,040,113	1,012,058
#•WinWater Mortgage Loan Trust Series 2015-3 B1 144A 3.914% 3/20/45	471,247	466,774

Total Non-Agency Collateralized Mortgage Obligations (Cost $44,066,856)		43,753,351

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–5.20%
CD Mortgage Trust Series 2016-CD1 A4 2.724% 8/10/49	2,560,000	2,448,748
#•CG-BAM Commercial Mortgage Trust Series 2016-IMC D 144A 6.343% 11/15/21	1,130,000	1,158,679
Chicago Skyscraper Trust
#•Series 2017-SKY B 144A 2.013% 4/15/30	1,380,000	1,380,000
#•Series 2017-SKY C 144A 2.163% 4/15/30	1,380,000	1,382,553
Citigroup Commercial Mortgage Trust
•Series 2013-GC11 XA 1.807% 4/10/46	18,380,952	964,945
Series 2014-GC25 A4 3.635% 10/10/47	889,000	917,215
Series 2016-P3 A4 3.329% 4/15/49	758,000	762,131
COMM Mortgage Trust
#Series 2013-CR6 AM 144A 3.147% 3/10/46	775,000	776,043
Series 2014-CR16 A4 4.051% 4/10/47	774,000	820,063
Series 2014-CR19 A5 3.796% 8/10/47	1,143,000	1,195,821
Series 2014-CR20 A4 3.59% 11/10/47	402,000	413,563
Series 2014-CR20 AM 3.938% 11/10/47	1,580,000	1,638,589
Series 2015-CR23 A4 3.497% 5/10/48	418,000	425,326
•Series 2015-LC19 B 3.829% 2/10/48	870,000	879,336

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust
#•Series 2016-BDWN A 144A 3.812% 2/15/29	4,150,000	$4,220,347
#•Series 2016-BDWN B 144A 5.412% 2/15/29	2,850,000	2,896,780
DB-JPM Mortgage Trust Series 2016-C1 A4 3.276% 5/10/49	925,000	928,817
#•DB-UBS Mortgage Trust Series 2011-LC1A C 144A 5.686% 11/10/46	948,000	1,040,445
#GRACE Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28	1,986,000	2,056,923
GS Mortgage Securities Trust
#•Series 2010-C1 C 144A 5.635% 8/10/43	437,000	463,064
Series 2014-GC24 A5 3.931% 9/10/47	1,448,000	1,522,968
Series 2015-GC32 A4 3.764% 7/10/48	512,000	533,177
#Hudson Yards Mortgage Trust Series 2016-10HY A 144A 2.835% 8/10/38	4,350,000	4,191,866
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	1,795,000	1,861,121
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	1,704,000	1,689,731
•Series 2017-C5 B 4.009% 3/15/50	4,180,000	4,295,870
•Series 2017-C5 C 4.512% 3/15/50	5,211,000	5,343,151
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	686,000	682,909
#•Series 2015-FL7 C 144A 3.762% 5/15/28	1,100,000	1,100,148
Series 2015-JP1 A5 3.914% 1/15/49	1,248,000	1,311,239
•Series 2016-JP3 C 3.483% 8/15/49	1,140,000	1,072,048
•LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39	751,168	663,838
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47	717,000	746,587

LVIP Western Asset Core Bond Fund–8

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust (continued)
Series 2015-C23 A4 3.719% 7/15/50	1,618,000	$1,676,463
Series 2015-C26 A5 3.531% 10/15/48	1,271,800	1,299,271
Series 2016-C29 A4 3.325% 5/15/49	710,000	713,593
•Morgan Stanley Capital I Trust Series 2015-MS1 A4 3.779% 5/15/48	1,750,000	1,825,687
#MSCG Trust Series 2016-SNR C 144A 5.205% 11/15/34	1,050,000	1,051,641
#VNDO Trust Series 2016-350P A 144A 3.805% 1/10/35	1,080,000	1,115,587
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 B 4.142% 10/15/45	474,000	490,779
Series 2015-NXS3 A4 3.617% 9/15/57	645,000	660,628
Series 2016-BNK1 A3 2.652% 8/15/49	3,750,000	3,574,378
•Series 2016-BNK1 XA 1.806% 8/15/49	18,030,268	2,286,182
•Series 2016-C36 XA 1.378% 11/15/59	43,070,624	3,940,260
•Series 2016-C37 C 4.495% 12/15/49	1,220,000	1,222,665

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $74,229,106)		71,641,175

ΔREGIONAL BONDS–0.33%
Canada–0.23%
Province of British Columbia Canada 2.25% 6/2/26	1,445,000	1,390,271
Province of Manitoba Canada 2.125% 6/22/26	872,000	818,031
Province of Quebec Canada 2.50% 4/20/26	959,000	938,416

		3,146,718

	Principal Amount°	Value (U.S. $)

ΔREGIONAL BONDS (continued)
Japan–0.10%
Japan Finance Organization For Municipalities #144A 2.125% 4/13/21	1,468,000	$1,445,664

		1,445,664

Total Regional Bonds (Cost $4,840,545)		4,592,382

ΔSOVEREIGN BONDS–2.81%
Colombia–0.26%
Colombia Government International Bond 5.625% 2/26/44	3,350,000	3,659,875

		3,659,875

Indonesia–0.31%
Indonesia Government International Bond
4.625% 4/15/43	950,000	959,216
#144A 4.875% 5/5/21	290,000	310,614
5.125% 1/15/45	2,790,000	2,963,594

		4,233,424

Kuwait–0.14%
#Kuwait International Government Bond 144A 3.50% 3/20/27	1,930,000	1,953,112

		1,953,112

Mexico–1.23%
Mexico Government International Bond
4.00% 10/2/23	8,000,000	8,260,000
4.75% 3/8/44	1,400,000	1,365,000
5.55% 1/21/45	6,710,000	7,271,963

		16,896,963

Peru–0.29%
Peruvian Government International Bond 6.55% 3/14/37	3,080,000	3,992,450

		3,992,450

Poland–0.58%
Poland Government International Bond 4.00% 1/22/24	7,560,000	7,949,816

		7,949,816

Total Sovereign Bonds (Cost $40,146,383)		38,685,640

LVIP Western Asset Core Bond Fund–9

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

SUPRANATIONAL BANK–0.03%
FMS Wertmanagement 1.375% 6/8/21	476,000	$462,215

Total Supranational Bank (Cost $478,212)		462,215

U.S. TREASURY OBLIGATIONS–26.81%
U.S. Treasury Bonds
2.50% 2/15/46	2,860,000	2,563,890
2.875% 11/15/46	3,390,000	3,289,890
3.00% 5/15/45	38,230,000	38,016,447
3.00% 2/15/47	2,170,000	2,162,668
3.375% 5/15/44	6,640,000	7,087,549
3.75% 11/15/43	56,470,000	64,269,919
U.S. Treasury Inflation Index Bonds
0.125% 4/15/21	29,201,385	29,521,637
0.125% 7/15/26	13,433,573	13,113,720
0.625% 1/15/26	4,854,500	4,945,279
1.00% 2/15/46	11,673,383	11,863,239
U.S. Treasury Notes
1.125% 6/30/21	116,261,000	112,911,637
1.125% 7/31/21	3,090,000	2,997,238
1.625% 11/30/20	13,740,000	13,701,624

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
1.875% 1/31/22	1,110,000	$1,107,723
1.875% 2/28/22	39,040,000	38,960,710
2.00% 12/31/21	860,000	863,410
2.125% 2/29/24	16,090,000	16,005,463
2.25% 11/15/25	6,030,000	5,979,004

Total U.S. Treasury Obligations (Cost $373,496,647)		369,361,047

	Number of Shares

MONEY MARKET FUND–20.86%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	287,379,395	287,379,395

Total Money Market Fund (Cost $287,379,395)		287,379,395

TOTAL VALUE OF SECURITIES BEFORE OPTIONS WRITTEN–120.38% (Cost $1,671,776,799)	1,658,207,405

	Number of Contracts

OPTIONS WRITTEN–(0.01%)

Futures Call Options–(0.01%)
U.S. Treasury 5 yr Notes strike price $117.50, expiration date 4/21/17 (RBS)	(134)	(57,578)
U.S. Treasury 5 yr Notes strike price $118.00, expiration date 4/21/17 (GS)	(137)	(24,617)
U.S. Treasury 5 yr Notes strike price $119.25, expiration date 4/21/17 (BAML)	(155)	(2,422)
U.S. Treasury 10 yr Notes strike price $124.50, expiration date 4/21/17 (CITI)	(52)	(26,813)
U.S. Treasury Bond strike price $151.00, expiration date 4/21/17 (CITI)	(30)	(32,344)
U.S. Treasury Bond strike price $152.00, expiration date 5/26/17 (CITI)	(22)	(35,406)

		(179,180)

Futures Put Options–0.00%
U.S. Treasury 5 yr Notes strike price $116.00, expiration date 4/21/17 (BAML)	(155)	(2,422)

		(2,422)

Total Options Written (Premium received $182,665)		(181,602)

« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(20.37%)		(280,557,725)

NET ASSETS APPLICABLE TO 141,957,809 SHARES OUTSTANDING–100.00%		$1,377,468,078

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2017, the aggregate value of Rule 144A securities was $168,903,141, which represents 12.26% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of March 31, 2017. Interest rates reset periodically.

LVIP Western Asset Core Bond Fund–10

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.

«	Includes $1,006,431 cash collateral held at broker for futures contracts as of March 31, 2017.

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

The following futures contracts and swap contracts were outstanding at March 31, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
Interest Rate Contracts:
549	90 Day IMM Eurodollar	$134,321,622	$134,491,275	12/18/18	$169,653
(549)	90 Day IMM Eurodollar	(133,878,116)	(134,072,663)	12/17/19	(194,547)
687	U.S. Treasury 2 yr Note	148,348,824	148,703,297	7/1/17	354,473
4,558	U.S. Treasury 5 yr Note	535,232,005	536,597,660	7/3/17	1,365,655
(1,000)	U.S. Treasury 10 yr Note	(123,372,268)	(124,562,500)	6/22/17	(1,190,232)
(497)	U.S. Treasury10 yr Ultra Note	(66,133,726)	(66,543,641)	6/22/17	(409,915)
(458)	U.S. Treasury Long Bond	(68,100,316)	(69,086,437)	6/22/17	(986,121)
99	U.S. Treasury Ultra Bond	15,725,853	15,901,875	6/22/17	176,022

Total					$(715,012)

Swap Contracts

Interest Rate Swap Contracts

Counterparty & Referenced Obligation	Notional Value[1]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)
CME-GCM 6 yr IRS	56,000,000	1.900%	(1.150%)	11/30/22	$(2,110,029)	$2,781,703
CME-MSC 7 yr IRS	79,104,000	1.267%	(1.150%)	5/15/23	1,661,250	2,446,881

Total						$5,228,584

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:

BAM–Bank of America

BAML–Bank of America Merrill Lynch

BB–Barclays Bank

CDO–Collateralized Debt Obligation

CG–Citigroup Global Markets Realty

CITI–Citigroup Global Markets

CLO–Collateralized Loan Obligation

CME–Chicago Mercantile Exchange Inc.

DB–Deutsche Bank

GCM–Greenwhich Capital Management

GNMA–Government National Mortgage Association

GS–Goldman Sachs

HSBC–Hong Kong Shanghai Bank

IMM–International Monetary Market

IRS–Interest Rate Swap

IT–Information Technology

JPM–JPMorgan

LVIP Western Asset Core Bond Fund–11

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

Summary of Abbreviations (continued):

LB–Lehman Brothers

MSC–Morgan Stanley Capital

RBS–Royal Bank of Scotland

REMIC–Real Estate Mortgage Investment Conduit

S.F.–Single Family

TBA–To be announced

yr–Year

See accompanying notes.

LVIP Western Asset Core Bond Fund–12

LVIP Western Asset Core Bond Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Western Asset Core Bond Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask price, which approximates fair value. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,671,776,799

Aggregate unrealized appreciation	$8,184,806
Aggregate unrealized depreciation	(21,754,200)

Net unrealized depreciation	$(13,569,394)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Western Asset Core Bond Fund–13

LVIP Western Asset Core Bond Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Agency Collateralized Mortgage Obligations	$—	$47,662,460	$—	47,662,460
Agency Commercial Mortgage-Backed Securities	—	7,526,519	—	7,526,519
Agency Mortgage-Backed Securities	—	355,069,032	—	355,069,032
Corporate Bonds	—	360,441,500	—	360,441,500
Non-Agency Asset-Backed Securities	—	65,632,689	6,000,000	71,632,689
Non-Agency Collateralized Mortgage Obligations	—	38,745,051	5,008,300	43,753,351
Non-Agency Commercial Mortgage-Backed Securities	—	71,641,175	—	71,641,175
Regional Bonds	—	4,592,382	—	4,592,382
Sovereign Bonds	—	38,685,640	—	38,685,640
Supranational Bank	—	462,215	—	462,215
U.S. Treasury Obligations	—	369,361,047	—	369,361,047
Money Market Fund	287,379,395	—	—	287,379,395

Total Investments	$287,379,395	$1,359,819,710	$11,008,300	$1,658,207,405

Derivatives:

Assets:
Futures Contracts	$2,065,803	$—	$—	$2,065,803

Swap Contracts	$—	$5,228,584	$—	$5,228,584

Liabilities:
Futures Contracts	$(2,780,815)	$—	$—	$(2,780,815)

Options Written	$(181,602)	$—	$—	$(181,602)

There were no Level 3 investments at the beginning or end of the period.

During the period of March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

LVIP Western Asset Core Bond Fund–14

Lincoln iShares® Fixed Income Allocation Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–104.57%
Fixed Income Funds–104.57%
iShares 1-3 Year Treasury Bond ETF	60	$5,071
iShares Core U.S. Aggregate Bond ETF	459	49,797
iShares Core U.S. Credit Bond ETF	122	13,409
iShares Core U.S. Treasury Bond ETF	548	13,727
iShares iBoxx $ High Yield Corporate Bond ETF	35	3,072

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
iShares iBoxx $ Investment Grade Corporate Bond ETF	60	$7,075
iShares MBS ETF	125	13,319

Total Investment Companies (Cost $104,793)		105,470

TOTAL VALUE OF SECURITIES–104.57% (Cost $104,793)	105,470
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(4.57%)	(4,613)

NET ASSETS APPLICABLE TO 10,000 SHARES OUTSTANDING–100.00%	$100,857

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MBS–Mortgage-Backed Security

See accompanying notes.

Lincoln iShares® Fixed Income Allocation Fund–1

Lincoln iShares® Fixed Income Allocation Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) Lincoln iShares® Fixed Income Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such underlying ETFs, which in turn invest in fixed income securities. ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities of each Underlying ETF are valued under the valuation policy of such Underlying ETF. For information regarding the determination of the Underlying ETFs’ NAVs, see the Underlying ETFs’ prospectuses and statements of additional information. Financial statements for the Underlying ETFs can be found at www.sec.gov.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$104,793

Aggregate unrealized appreciation	$677
Aggregate unrealized depreciation	—

Net unrealized appreciation	$677

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:

Assets:
Investment Companies	$105,470

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for

Lincoln iShares® Fixed Income Allocation Fund–2

Lincoln iShares® Fixed Income Allocation Fund

Notes (continued)

3. Recent Accounting Pronouncements (continued)

the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

Lincoln iShares® Fixed Income Allocation Fund–3

Lincoln iShares® U.S. Moderate Allocation Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–104.55%
Equity Funds–67.89%
iShares Core S&P 500 ETF	157	$37,251
iShares Core S&P Mid-Cap ETF	112	19,177
iShares Core S&P Small-Cap ETF	70	4,841
iShares Edge MSCI Min Vol USA ETF	153	7,301
iShares Edge MSCI USA Momentum Factor ETF	13	1,074

		69,644

Fixed Income Funds–36.66%
iShares 1-3 Year Treasury Bond ETF	21	1,775
iShares Core U.S. Aggregate Bond ETF	199	21,590
iShares Core U.S. Credit Bond ETF	31	3,407

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
iShares Core U.S. Treasury Bond ETF	136	$3,407
iShares iBoxx $ High Yield Corporate Bond ETF	23	2,019
iShares iBoxx $ Investment Grade Corporate Bond ETF	17	2,004
iShares MBS ETF	32	3,410

		37,612

Total Investment Companies (Cost $104,987)		107,256

TOTAL VALUE OF SECURITIES–104.55% (Cost $104,987)	107,256
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(4.55%)	(4,672)

NET ASSETS APPLICABLE TO 10,000 SHARES OUTSTANDING–100.00%	$102,584

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MBS–Mortgage-Backed Security

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor

See accompanying notes.

Lincoln iShares® U.S. Moderate Allocation Fund–1

Lincoln iShares® U.S. Moderate Allocation Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) Lincoln iShares® U.S. Moderate Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such underlying ETFs, which in turn invest in equity and fixed income securities. ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities of each Underlying ETF are valued under the valuation policy of such Underlying ETF. For information regarding the determination of the Underlying ETFs’ NAVs, see the Underlying ETFs’ prospectuses and statements of additional information. Financial statements for the Underlying ETFs can be found at www.sec.gov.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$104,987

Aggregate unrealized appreciation	$2,269
Aggregate unrealized depreciation	—

Net unrealized appreciation	$2,269

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:
Assets:
Investment Companies	$107,256

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for

Lincoln iShares® U.S. Moderate Allocation Fund–2

Lincoln iShares® U.S. Moderate Allocation Fund

Notes (continued)

3. Recent Accounting Pronouncements (continued)

the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

Lincoln iShares® U.S. Moderate Allocation Fund–3

Lincoln iShares® Global Growth Allocation Fund

Schedule of Investments

March 31, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–104.49%
Equity Funds–53.82%
iShares Core S&P 500 ETF	116	$27,523
iShares Core S&P Mid-Cap ETF	102	17,464
iShares Core S&P Small-Cap ETF	68	4,703
iShares Edge MSCI Min Vol USA ETF	109	5,202
iShares Edge MSCI USA Momentum Factor ETF	6	496

		55,388

Fixed Income Funds–28.53%
iShares Core U.S. Aggregate Bond ETF	150	16,274
iShares Core U.S. Credit Bond ETF	56	6,155
iShares Core U.S. Treasury Bond ETF	80	2,004
iShares iBoxx $ High Yield Corporate Bond ETF	21	1,843
iShares iBoxx $ Investment Grade Corporate Bond ETF	9	1,061

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
iShares MBS ETF	19	$2,025

		29,362

International Equity Funds–22.14%
iShares Core MSCI EAFE ETF	351	20,340
iShares Core MSCI Emerging Markets ETF	51	2,437

		22,777

Total Investment Companies (Cost $104,860)		107,527

TOTAL VALUE OF SECURITIES–104.49% (Cost $104,860)	107,527
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(4.49%)	(4,620)

NET ASSETS APPLICABLE TO 10,000 SHARES OUTSTANDING–100.00%	$102,907

Summary of Abbreviations:

EAFE–Europe Australasia Far East

ETF–Exchange-Traded Fund

MBS–Mortgage-Backed Securities

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

See accompanying notes.

Lincoln iShares® Global Growth Allocation Fund–1

Lincoln iShares® Global Growth Allocation Fund

Notes

March 31, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) Lincoln iShares® Global Growth Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such underlying ETFs, which in turn invest in equity and fixed income securities. ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities of each Underlying ETF are valued under the valuation policy of such Underlying ETF. For information regarding the determination of the Underlying ETFs’ NAVs, see the Underlying ETFs’ prospectuses and statements of additional information. Financial statements for the Underlying ETFs can be found at www.sec.gov.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$104,860

Aggregate unrealized appreciation	$2,667
Aggregate unrealized depreciation	—

Net unrealized appreciation	$2,667

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2017:

Level 1
Investments:
Assets:
Investment Companies	$107,527

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2017, there were no transfers between level 1 investments, Level 2 investments, or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendments are effective for

Lincoln iShares® Global Growth Allocation Fund –2

Lincoln iShares® Global Growth Allocation Fund

Notes (continued)

3. Recent Accounting Pronouncements (continued)

the Fund for periods ending after August 1, 2017. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of Investments and accompanying notes.

Lincoln iShares® Global Growth Allocation Fund –3

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Lincoln Variable Insurance Products Trust

By (Signature and Title)*	/s/ Jayson Bronchetti
Jayson Bronchetti, President
(principal executive officer)

Date	May 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jayson Bronchetti
Jayson Bronchetti, President
(principal executive officer)

Date	May 15, 2017

By (Signature and Title)*	/s/ William P. Flory, Jr
William P. Flory, Jr., Chief Accounting Officer
(principal financial officer)

Date	May 15, 2017

* Print the name and title of each signing officer under his or her signature.